     As filed with the Securities and Exchange Commission on April 8, 2015



                                          Registration Statement Nos. 333-152256
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    ---------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                          [ ]
                      POST-EFFECTIVE AMENDMENT NO. 5                         [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 173                               [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)




                         METLIFE INSURANCE COMPANY USA

                              (Name of Depositor)




                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering:
On May 1, 2015 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the five prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 124 to the registration statement on Form N-4 (File Nos. 333-152256/811-21262) filed on April 8, 2010.

This registration statement also incorporates by reference the five Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 136 to the registration statement on Form N-4 (File Nos. 333-152256/811-21262) filed on April 7, 2011.


This registration statement also incorporates by reference the five Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 4/Amendment No. 148 (as supplemented April 26, 2013; September 30, 2013; October 18, 2013; February 28, 2014 and April 18, 2014) to the registration statement on Form N-4 (File Nos. 333-152256/811-21262) filed on April 6, 2012.

                             VINTAGE 3(SM) ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3(SM) Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Core Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.26%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%         0.25%        0.03%
 American Funds Growth Fund..................    0.33%         0.25%        0.02%



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........      --          0.80%           --          0.80%
 American Funds Growth Fund..................      --          0.60%           --          0.60%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.20%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.72%       --              0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.05%       --              1.05%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.81%     0.00%             0.81%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.06%     0.00%             1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................   --             0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%             0.72%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.59%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%             0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.02%             0.86%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.90%     0.04%             0.86%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.98%     0.11%             0.87%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation         Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend             Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++          dividend income and long-term           LLC
                                          capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary             LLC
                                        objective.                                Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap Core       Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B++                    income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078           1.153                      --
                                                                         2006   1.000           1.078                 218,759
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.034           1.085                      --
                                                                         2005   0.997           1.034                 384,723
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01).......... 2008   1.213           1.156                      --
                                                                         2007   1.056           1.213                 108,804
                                                                         2006   1.046           1.056                 144,044
                                                                         2005   0.987           1.046                 347,156
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.143           1.194                      --
                                                                         2005   1.113           1.143               1,568,513
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.166           1.138                      --
                                                                         2005   1.034           1.166                 340,220
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (10/01).............. 2014   2.780           2.792                 518,055
                                                                         2013   2.192           2.780                 658,843
                                                                         2012   1.822           2.192                 783,425
                                                                         2011   2.037           1.822               1,051,730
                                                                         2010   1.857           2.037               1,330,000
                                                                         2009   1.329           1.857               1,654,944
                                                                         2008   2.198           1.329               2,379,174
                                                                         2007   1.950           2.198               3,019,485
                                                                         2006   1.649           1.950               3,272,923
                                                                         2005   1.473           1.649               3,306,916
 American Funds Growth Subaccount (Class 2) (10/01)..................... 2014   2.258           2.405               1,813,215
                                                                         2013   1.768           2.258               2,229,673
                                                                         2012   1.528           1.768               3,037,485
                                                                         2011   1.625           1.528               3,717,045
                                                                         2010   1.395           1.625               5,177,280
                                                                         2009   1.019           1.395               6,568,679
                                                                         2008   1.854           1.019               7,523,472
                                                                         2007   1.681           1.854               9,443,710
                                                                         2006   1.553           1.681              11,381,502
                                                                         2005   1.362           1.553              12,017,148
 American Funds Growth-Income Subaccount (Class 2) (10/01).............. 2014   1.958           2.127               2,337,377
                                                                         2013   1.494           1.958               2,785,514
                                                                         2012   1.296           1.494               3,326,363
                                                                         2011   1.345           1.296               4,013,778
                                                                         2010   1.229           1.345               5,343,946
                                                                         2009   0.954           1.229               6,416,233
                                                                         2008   1.564           0.954               7,779,967
                                                                         2007   1.517           1.564               9,042,382
                                                                         2006   1.341           1.517              11,151,752
                                                                         2005   1.291           1.341              12,001,784

                      VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.297
                                                                              2005   1.117
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.703
                                                                              2005   1.618
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302
                                                                              2005   1.204
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299
                                                                              2005   1.202
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (10/01)............... 2014   2.493
                                                                              2013   1.936
                                                                              2012   1.696
                                                                              2011   1.774
                                                                              2010   1.544
                                                                              2009   1.159
                                                                              2008   2.057
                                                                              2007   1.784
                                                                              2006   1.628
                                                                              2005   1.419
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.766
                                                                              2013   2.074
                                                                              2012   1.844
                                                                              2011   2.107
                                                                              2010   1.670
                                                                              2009   1.217
                                                                              2008   2.053
                                                                              2007   1.813
                                                                              2006   1.643
                                                                              2005   1.418
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.542
                                                                              2013   1.379
                                                                              2012   1.247
                                                                              2011   1.241
                                                                              2010   1.122
                                                                              2009   0.843
                                                                              2008   1.220
                                                                              2007   1.198
                                                                              2006   1.032
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.242
                                                                              2005   1.144
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.087
                                                                              2013   1.539
                                                                              2012   1.414
                                                                              2011   1.514
                                                                              2010   1.208
                                                                              2009   0.857
                                                                              2008   1.519
                                                                              2007   1.391
                                                                              2006   1.303
                                                                              2005   1.267
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.515
                                                                              2007   2.780
                                                                              2006   2.211
                                                                              2005   1.767
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   2.061
                                                                              2013   1.707
                                                                              2012   1.471
                                                                              2011   1.677
                                                                              2010   1.576
                                                                              2009   1.171
                                                                              2008   2.001
                                                                              2007   1.766
                                                                              2006   1.481
                                                                              2005   1.369



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 1.282                      --
                                                                              1.297                 270,405
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2.217                      --
                                                                              1.703                 843,861
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.415                      --
                                                                              1.302                 290,919
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.447                      --
                                                                              1.299                 490,676
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (10/01)............... 2.736                 985,636
                                                                              2.493               1,105,052
                                                                              1.936               1,275,761
                                                                              1.696               1,435,464
                                                                              1.774               1,761,133
                                                                              1.544               2,365,915
                                                                              1.159               2,531,696
                                                                              2.057               2,825,080
                                                                              1.784               3,353,989
                                                                              1.628               3,163,742
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2.879                 655,119
                                                                              2.766                 718,223
                                                                              2.074                 842,647
                                                                              1.844                 972,451
                                                                              2.107               1,238,022
                                                                              1.670               1,681,269
                                                                              1.217               2,066,887
                                                                              2.053               2,716,635
                                                                              1.813               3,237,766
                                                                              1.643               3,764,767
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.584                 475,175
                                                                              1.542                 506,425
                                                                              1.379                 931,488
                                                                              1.247               1,160,916
                                                                              1.241               1,231,885
                                                                              1.122               1,286,672
                                                                              0.843               1,350,249
                                                                              1.220               1,897,822
                                                                              1.198               1,429,876
                                                                              1.032                 517,437
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.443                      --
                                                                              1.242               3,654,757
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2.202                 357,530
                                                                              2.087                 380,136
                                                                              1.539                 399,838
                                                                              1.414                 501,325
                                                                              1.514                 609,814
                                                                              1.208                 755,412
                                                                              0.857                 955,266
                                                                              1.519               1,256,157
                                                                              1.391               1,357,708
                                                                              1.303               1,511,860
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 3.195                      --
                                                                              3.515               1,157,087
                                                                              2.780               1,274,566
                                                                              2.211               1,292,213
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 1.798                 615,196
                                                                              2.061                 736,012
                                                                              1.707                 873,396
                                                                              1.471               1,184,591
                                                                              1.677               1,655,204
                                                                              1.576               2,113,721
                                                                              1.171               2,480,408
                                                                              2.001               3,105,587
                                                                              1.766               3,387,056
                                                                              1.481               3,582,390

                         VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.246
                                                                                   2005   1.166
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01)....................... 2014   2.587
                                                                                   2013   1.996
                                                                                   2012   1.738
                                                                                   2011   1.800
                                                                                   2010   1.461
                                                                                   2009   1.030
                                                                                   2008   1.869
                                                                                   2007   1.564
                                                                                   2006   1.406
                                                                                   2005   1.279
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.534
                                                                                   2005   1.502
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.260
                                                                                   2006   1.196
                                                                                   2005   1.146
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.249
                                                                                   2009   1.053
                                                                                   2008   1.827
                                                                                   2007   1.774
                                                                                   2006   1.569
                                                                                   2005   1.500
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.150
                                                                                   2013   1.482
                                                                                   2012   1.272
                                                                                   2011   1.264
                                                                                   2010   1.030
                                                                                   2009   0.780
                                                                                   2008   1.333
                                                                                   2007   1.338
                                                                                   2006   1.253
                                                                                   2005   1.143
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.874
                                                                                   2013   1.444
                                                                                   2012   1.280
                                                                                   2011   1.390
                                                                                   2010   1.214
                                                                                   2009   0.956
                                                                                   2008   1.536
                                                                                   2007   1.545
                                                                                   2006   1.347
                                                                                   2005   1.310
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.986
                                                                                   2013   1.556
                                                                                   2012   1.367
                                                                                   2011   1.357
                                                                                   2010   1.228
                                                                                   2009   1.024
                                                                                   2008   1.476
                                                                                   2007   1.387
                                                                                   2006   1.231
                                                                                   2005   1.202
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.133
                                                                                   2008   1.635
                                                                                   2007   1.639
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.427
                                                                                   2010   1.290
                                                                                   2009   0.937
                                                                                   2008   1.650
                                                                                   2007   1.651
                                                                                   2006   1.480
                                                                                   2005   1.432



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 1.490                      --
                                                                                   1.246               1,139,324
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01)....................... 2.850                  22,478
                                                                                   2.587                  24,297
                                                                                   1.996                  35,547
                                                                                   1.738                  43,747
                                                                                   1.800                  77,573
                                                                                   1.461                 113,646
                                                                                   1.030                 107,740
                                                                                   1.869                 107,333
                                                                                   1.564                  90,153
                                                                                   1.406                 213,535
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.717                      --
                                                                                   1.534                 624,032
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 1.341                      --
                                                                                   1.260                 669,472
                                                                                   1.196                 819,050
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 1.321                      --
                                                                                   1.249               1,336,578
                                                                                   1.053               1,512,269
                                                                                   1.827               2,166,539
                                                                                   1.774               3,019,733
                                                                                   1.569               3,590,883
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2.541               1,317,629
                                                                                   2.150               1,584,549
                                                                                   1.482               1,879,010
                                                                                   1.272               2,642,871
                                                                                   1.264               3,367,807
                                                                                   1.030               4,137,806
                                                                                   0.780               5,049,565
                                                                                   1.333               6,557,656
                                                                                   1.338               7,261,375
                                                                                   1.253               8,661,852
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 1.882                      --
                                                                                   1.874               1,194,671
                                                                                   1.444               1,642,469
                                                                                   1.280               2,076,780
                                                                                   1.390               2,803,202
                                                                                   1.214               3,421,700
                                                                                   0.956               4,209,432
                                                                                   1.536               6,335,447
                                                                                   1.545               5,104,700
                                                                                   1.347               6,459,399
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2.164                 924,866
                                                                                   1.986               1,078,321
                                                                                   1.556               1,362,647
                                                                                   1.367               1,594,807
                                                                                   1.357               2,103,886
                                                                                   1.228               2,783,815
                                                                                   1.024               2,662,566
                                                                                   1.476               3,337,982
                                                                                   1.387               4,263,914
                                                                                   1.231               5,363,734
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 1.108                      --
                                                                                   1.133                 684,646
                                                                                   1.635                 974,517
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.507                      --
                                                                                   1.427               2,983,632
                                                                                   1.290               3,333,299
                                                                                   0.937               3,758,963
                                                                                   1.650               5,750,234
                                                                                   1.651               6,718,987
                                                                                   1.480               8,538,130

                        VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................ 2011   1.103
                                                                                  2010   1.004
                                                                                  2009   0.838
                                                                                  2008   1.195
                                                                                  2007   1.144
                                                                                  2006   0.988
                                                                                  2005   1.008
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.623
                                                                                  2013   1.313
                                                                                  2012   1.171
                                                                                  2011   1.193
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.816
                                                                                  2013   1.472
                                                                                  2012   1.314
                                                                                  2011   1.243
                                                                                  2010   1.129
                                                                                  2009   0.938
                                                                                  2008   1.469
                                                                                  2007   1.421
                                                                                  2006   1.310
                                                                                  2005   1.280
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)....... 2014   1.975
                                                                                  2013   1.459
                                                                                  2012   1.235
                                                                                  2011   1.266
                                                                                  2010   1.175
                                                                                  2009   0.840
                                                                                  2008   1.365
                                                                                  2007   1.321
                                                                                  2006   1.286
                                                                                  2005   1.245
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.897
                                                                                  2013   1.460
                                                                                  2012   1.276
                                                                                  2011   1.239
                                                                                  2010   1.153
                                                                                  2009   0.943
                                                                                  2008   1.493
                                                                                  2007   1.463
                                                                                  2006   1.261
                                                                                  2005   1.205
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01)........... 2014   2.559
                                                                                  2013   1.897
                                                                                  2012   1.640
                                                                                  2011   1.738
                                                                                  2010   1.445
                                                                                  2009   1.083
                                                                                  2008   1.704
                                                                                  2007   1.620
                                                                                  2006   1.437
                                                                                  2005   1.352
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.763
                                                                                  2013   1.914
                                                                                  2012   1.632
                                                                                  2011   1.640
                                                                                  2010   1.335
                                                                                  2009   0.952
                                                                                  2008   1.636
                                                                                  2007   1.515
                                                                                  2006   1.369
                                                                                  2005   1.329
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.863
                                                                                  2008   1.406
                                                                                  2007   1.365
                                                                                  2006   1.208
                                                                                  2005   1.180



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................ 1.197                      --
                                                                                  1.103                 193,207
                                                                                  1.004                 233,069
                                                                                  0.838                 284,831
                                                                                  1.195                 410,850
                                                                                  1.144                 460,356
                                                                                  0.988                 549,657
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 1.810                  77,856
                                                                                  1.623                 101,577
                                                                                  1.313                 125,871
                                                                                  1.171                 169,105
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2.023               1,102,661
                                                                                  1.816               1,538,496
                                                                                  1.472               2,192,247
                                                                                  1.314               2,832,275
                                                                                  1.243               4,535,919
                                                                                  1.129               5,133,313
                                                                                  0.938               6,701,002
                                                                                  1.469               8,745,660
                                                                                  1.421              10,337,342
                                                                                  1.310              13,239,685
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)....... 2.210                 505,467
                                                                                  1.975                 609,250
                                                                                  1.459                 694,021
                                                                                  1.235                 773,695
                                                                                  1.266                 974,827
                                                                                  1.175               1,237,382
                                                                                  0.840               1,608,272
                                                                                  1.365               1,984,106
                                                                                  1.321               2,360,634
                                                                                  1.286               2,985,448
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2.080                 537,270
                                                                                  1.897                 577,204
                                                                                  1.460                 600,041
                                                                                  1.276                 765,771
                                                                                  1.239                 996,080
                                                                                  1.153               1,306,183
                                                                                  0.943               1,488,498
                                                                                  1.493               1,963,508
                                                                                  1.463               1,457,483
                                                                                  1.261               2,187,413
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01)........... 2.716                 238,903
                                                                                  2.559                 266,092
                                                                                  1.897                 297,559
                                                                                  1.640                 410,640
                                                                                  1.738                 466,535
                                                                                  1.445                 555,617
                                                                                  1.083                 695,294
                                                                                  1.704               1,084,440
                                                                                  1.620               1,363,179
                                                                                  1.437               1,761,537
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2.823                 202,476
                                                                                  2.763                 245,727
                                                                                  1.914                 314,666
                                                                                  1.632                 376,370
                                                                                  1.640                 458,914
                                                                                  1.335                 610,895
                                                                                  0.952                 751,633
                                                                                  1.636               1,112,460
                                                                                  1.515                 874,133
                                                                                  1.369               1,450,361
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 0.839                      --
                                                                                  0.863               2,029,831
                                                                                  1.406               2,219,452
                                                                                  1.365               2,630,281
                                                                                  1.208               3,241,340

                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/01)............................................................................. 2011   1.247
                                                                                      2010   1.225
                                                                                      2009   0.970
                                                                                      2008   1.746
                                                                                      2007   1.673
                                                                                      2006   1.354
                                                                                      2005   1.234
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.588
                                                                                      2006   1.441
                                                                                      2005   1.417
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.968
                                                                                      2010   0.903
                                                                                      2009   0.784
                                                                                      2008   1.013
                                                                                      2007   1.018
                                                                                      2006   0.996
                                                                                      2005   0.991
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.357
                                                                                      2010   1.240
                                                                                      2009   1.058
                                                                                      2008   1.248
                                                                                      2007   1.247
                                                                                      2006   1.205
                                                                                      2005   1.197
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   2.226
                                                                                      2013   2.077
                                                                                      2012   1.795
                                                                                      2011   1.786
                                                                                      2010   1.560
                                                                                      2009   0.993
                                                                                      2008   1.445
                                                                                      2007   1.468
                                                                                      2006   1.347
                                                                                      2005   1.337
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.030
                                                                                      2009   1.047
                                                                                      2008   1.039
                                                                                      2007   1.009
                                                                                      2006   0.982
                                                                                      2005   0.973
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.426
                                                                                      2006   1.229
                                                                                      2005   1.204
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.331
                                                                                      2006   1.147
                                                                                      2005   1.097
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.601
                                                                                      2006   1.445
                                                                                      2005   1.403
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.601
                                                                                      2006   1.391
                                                                                      2005   1.372
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.790
                                                                                      2006   1.625
                                                                                      2005   1.529



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/01)............................................................................. 1.341                      --
                                                                                      1.247                  23,270
                                                                                      1.225                  23,608
                                                                                      0.970                  29,352
                                                                                      1.746                  75,615
                                                                                      1.673                 290,615
                                                                                      1.354                 439,395
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 1.614                      --
                                                                                      1.588               1,080,594
                                                                                      1.441               1,383,219
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.956                      --
                                                                                      0.968                 322,322
                                                                                      0.903                 299,074
                                                                                      0.784                 345,215
                                                                                      1.013                 548,010
                                                                                      1.018                 638,708
                                                                                      0.996                 790,687
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 1.383                      --
                                                                                      1.357                 841,318
                                                                                      1.240                 911,320
                                                                                      1.058               1,262,829
                                                                                      1.248               1,783,763
                                                                                      1.247               2,167,036
                                                                                      1.205               3,111,900
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2.178                 826,586
                                                                                      2.226                 851,213
                                                                                      2.077                 945,460
                                                                                      1.795               1,003,155
                                                                                      1.786               1,229,453
                                                                                      1.560               1,417,000
                                                                                      0.993               1,670,642
                                                                                      1.445               2,463,237
                                                                                      1.468               3,316,182
                                                                                      1.347               3,764,331
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 1.024                      --
                                                                                      1.030               3,001,298
                                                                                      1.047               3,983,489
                                                                                      1.039               3,917,178
                                                                                      1.009               3,539,717
                                                                                      0.982               5,853,181
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 1.494                      --
                                                                                      1.426               3,034,285
                                                                                      1.229               4,123,387
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 1.398                      --
                                                                                      1.331               1,007,512
                                                                                      1.147               1,163,792
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 1.707                      --
                                                                                      1.601                 554,760
                                                                                      1.445                 971,926
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.663                      --
                                                                                      1.601                 826,360
                                                                                      1.391                 912,109
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.971                      --
                                                                                      1.790               1,328,761
                                                                                      1.625               1,853,134

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039           1.160                 310,049
                                                                          2013   1.020           1.039                 383,995
                                                                          2012   0.823           1.020                 474,516
                                                                          2011   0.885           0.823                 474,994
                                                                          2010   0.775           0.885                 641,160
                                                                          2009   0.584           0.775                 816,265
                                                                          2008   1.019           0.584                 855,425
                                                                          2007   1.218           1.019               1,163,744
                                                                          2006   1.003           1.218               1,350,094
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.018           2.100                      --
                                                                          2013   1.593           2.018                 141,757
                                                                          2012   1.321           1.593                 202,684
                                                                          2011   1.452           1.321                 236,066
                                                                          2010   1.348           1.452                 305,878
                                                                          2009   0.959           1.348                 321,892
                                                                          2008   1.680           0.959                 251,583
                                                                          2007   1.312           1.680                  84,653
                                                                          2006   1.282           1.312                 171,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.094           2.352                 266,968
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.239           2.077                 323,359
                                                                          2013   1.744           2.239                 482,243
                                                                          2012   1.372           1.744                 549,592
                                                                          2011   1.625           1.372                 641,477
                                                                          2010   1.419           1.625                 747,582
                                                                          2009   0.930           1.419                 802,152
                                                                          2008   1.597           0.930                 856,150
                                                                          2007   1.641           1.597               1,056,563
                                                                          2006   1.492           1.641                 931,468
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.324           1.425                 726,447
                                                                          2013   1.035           1.324                 799,370
                                                                          2012   0.919           1.035                 812,733
                                                                          2011   0.972           0.919               1,047,413
                                                                          2010   0.789           0.972               1,445,895
                                                                          2009   0.635           0.789               1,704,558
                                                                          2008   1.057           0.635               2,003,655
                                                                          2007   1.070           1.057               2,160,726
                                                                          2006   1.002           1.070                  40,020
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.137           2.269                  25,703
                                                                          2013   1.549           2.137                  26,069
                                                                          2012   1.332           1.549                  15,307
                                                                          2011   1.368           1.332                  15,725
                                                                          2010   1.102           1.368                  18,452
                                                                          2009   0.836           1.102                  60,851
                                                                          2008   1.388           0.836                  59,738
                                                                          2007   1.269           1.388                  48,553
                                                                          2006   1.281           1.269                  11,402
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.881           1.932                  29,687
                                                                          2013   1.438           1.881                  18,264
                                                                          2012   1.266           1.438                  37,838
                                                                          2011   1.435           1.266                  87,923
                                                                          2010   1.223           1.435                 128,168
                                                                          2009   0.965           1.223                 144,548
                                                                          2008   1.315           0.965                 137,581
                                                                          2007   1.353           1.315                 116,308
                                                                          2006   1.271           1.353                  63,505
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.829           0.787                      --
                                                                          2008   1.472           0.829                 337,188
                                                                          2007   1.340           1.472                 506,785
                                                                          2006   1.359           1.340                 537,554
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.613           1.613                      --
                                                                          2013   1.519           1.613                      --
                                                                          2012   1.266           1.519                 450,606
                                                                          2011   1.385           1.266                 556,906
                                                                          2010   1.326           1.385               1,217,811
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.235           1.274                  15,498
                                                                          2013   0.971           1.235                  21,250
                                                                          2012   0.848           0.971                  27,810
                                                                          2011   0.993           0.848                  35,637

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.324           1.322                 810,682
                                                                          2013   1.018           1.324                 846,791
                                                                          2012   0.879           1.018               1,058,238
                                                                          2011   0.984           0.879               1,261,776
                                                                          2010   0.836           0.984               1,735,051
                                                                          2009   0.674           0.836               2,214,711
                                                                          2008   0.978           0.674               2,622,643
                                                                          2007   1.027           0.978               3,365,676
                                                                          2006   1.003           1.027               1,958,877
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2014   2.559           2.349                 292,813
                                                                          2013   2.744           2.559                 379,606
                                                                          2012   2.351           2.744                 438,511
                                                                          2011   2.946           2.351                 527,315
                                                                          2010   2.427           2.946                 915,318
                                                                          2009   1.463           2.427               1,016,774
                                                                          2008   3.200           1.463               1,093,219
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.937           1.769                 143,874
                                                                          2013   1.654           1.937                 173,765
                                                                          2012   1.444           1.654                 202,318
                                                                          2011   1.648           1.444                 311,839
                                                                          2010   1.507           1.648                 330,280
                                                                          2009   1.167           1.507                 310,313
                                                                          2008   2.062           1.167                 359,515
                                                                          2007   1.967           2.062                 561,962
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.043           1.129                      --
                                                                          2012   1.009           1.043                  73,602
                                                                          2011   1.085           1.009                  69,579
                                                                          2010   0.900           1.085                 118,496
                                                                          2009   0.670           0.900                  80,073
                                                                          2008   1.107           0.670                  98,949
                                                                          2007   1.251           1.107                  11,588
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.988           1.972                   1,340
                                                                          2013   1.457           1.988                   1,407
                                                                          2012   1.358           1.457                   1,518
                                                                          2011   1.486           1.358                  29,291
                                                                          2010   1.146           1.486                  30,429
                                                                          2009   0.742           1.146                  30,114
                                                                          2008   1.340           0.742                  39,523
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2014   1.331           1.335                 987,081
                                                                          2013   1.067           1.331               1,190,193
                                                                          2012   0.897           1.067                 697,161
                                                                          2011   0.998           0.897                 979,522
                                                                          2010   0.877           0.998               1,209,322
                                                                          2009   0.639           0.877               1,666,362
                                                                          2008   1.095           0.639               1,838,210
                                                                          2007   1.049           1.095               2,240,779
                                                                          2006   0.996           1.049               2,055,848
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.419           1.437               1,110,748
                                                                          2013   1.588           1.419               1,248,411
                                                                          2012   1.480           1.588               1,606,661
                                                                          2011   1.352           1.480               1,898,630
                                                                          2010   1.275           1.352               1,949,954
                                                                          2009   1.097           1.275               2,502,184
                                                                          2008   1.197           1.097               2,786,262
                                                                          2007   1.133           1.197               3,537,567
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.642           1.679               3,729,551
                                                                          2013   1.705           1.642               4,463,758
                                                                          2012   1.590           1.705               5,327,278
                                                                          2011   1.569           1.590               6,096,907
                                                                          2010   1.478           1.569               7,176,841
                                                                          2009   1.329           1.478               9,102,928
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.964           2.143                  99,773
                                                                          2013   1.503           1.964                 157,115
                                                                          2012   1.385           1.503                 133,779
                                                                          2011   1.478           1.385                 158,623
                                                                          2010   1.295           1.478                 169,087
                                                                          2009   1.065           1.295                 343,781
                                                                          2008   1.615           1.065                 117,736
                                                                          2007   1.567           1.615                 131,153
                                                                          2006   1.460           1.567                 145,731

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147           1.265                      --
                                                                          2006   1.092           1.147                   8,773
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.701           1.746                 287,452
                                                                          2013   1.706           1.701                 342,005
                                                                          2012   1.558           1.706                 356,760
                                                                          2011   1.531           1.558                 470,107
                                                                          2010   1.390           1.531                 656,923
                                                                          2009   1.064           1.390               1,208,409
                                                                          2008   1.214           1.064               1,274,191
                                                                          2007   1.160           1.214               1,385,294
                                                                          2006   1.122           1.160               2,208,049
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308           1.454               1,372,968
                                                                          2013   0.996           1.308               1,572,175
                                                                          2012   0.860           0.996               1,853,578
                                                                          2011   0.912           0.860               2,138,303
                                                                          2010   0.794           0.912               2,855,035
                                                                          2009   0.683           0.794               3,767,046
                                                                          2008   1.093           0.683               4,187,119
                                                                          2007   1.074           1.093               5,352,699
                                                                          2006   1.001           1.074               5,040,214
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.885           2.053               1,015,948
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.412           1.480                      --
                                                                          2006   1.336           1.412                 432,930
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.696           1.892                 114,159
                                                                          2013   1.288           1.696                 122,037
                                                                          2012   1.156           1.288                 155,463
                                                                          2011   1.175           1.156                 233,058
                                                                          2010   1.063           1.175                 260,063
                                                                          2009   0.908           1.063                 185,744
                                                                          2008   1.476           0.908                 234,239
                                                                          2007   1.467           1.476                 270,281
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.298           1.363               1,307,371
                                                                          2013   1.335           1.298               1,162,989
                                                                          2012   1.266           1.335               1,246,001
                                                                          2011   1.212           1.266               1,770,450
                                                                          2010   1.142           1.212               2,149,875
                                                                          2009   1.064           1.142               2,773,459
                                                                          2008   1.124           1.064               3,064,087
                                                                          2007   1.079           1.124               3,916,582
                                                                          2006   1.041           1.079               4,781,096
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.420           1.518                 439,632
                                                                          2013   1.077           1.420                 500,085
                                                                          2012   0.960           1.077                 589,855
                                                                          2011   1.074           0.960                 652,745
                                                                          2010   0.913           1.074                 720,036
                                                                          2009   0.726           0.913               1,048,488
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.956           0.939               1,561,218
                                                                          2013   0.974           0.956               1,488,342
                                                                          2012   0.993           0.974               1,335,276
                                                                          2011   1.011           0.993               2,238,271
                                                                          2010   1.024           1.011               2,222,008
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.675           0.667                      --
                                                                          2008   1.150           0.675                 321,611
                                                                          2007   1.173           1.150                 414,912
                                                                          2006   1.143           1.173                 456,315
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.678           0.707                      --
                                                                          2008   1.252           0.678                 945,305
                                                                          2007   1.227           1.252               1,217,980
                                                                          2006   1.212           1.227               1,534,327
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.254           1.380                      --
                                                                          2012   1.105           1.254               1,029,210
                                                                          2011   1.201           1.105               1,168,932
                                                                          2010   1.069           1.201               1,508,357
                                                                          2009   0.894           1.069               1,903,920
                                                                          2008   1.494           0.894               2,250,263
                                                                          2007   1.462           1.494               2,732,435
                                                                          2006   1.428           1.462               3,423,841

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.211           1.320                 193,154
                                                                       2013   0.930           1.211                 234,038
                                                                       2012   0.855           0.930                 274,868
                                                                       2011   0.899           0.855                 302,463
                                                                       2010   0.795           0.899                 359,813
                                                                       2009   0.543           0.795                 581,592
                                                                       2008   1.019           0.543                 681,325
                                                                       2007   0.862           1.019                 980,232
                                                                       2006   0.885           0.862               1,150,626
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.743           1.866                  37,325
                                                                       2013   1.296           1.743                  38,282
                                                                       2012   1.140           1.296                  48,102
                                                                       2011   1.156           1.140                  57,359
                                                                       2010   1.055           1.156                  57,431
                                                                       2009   0.767           1.055                  61,108
                                                                       2008   1.159           0.767                  78,234
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920           0.996                      --
                                                                       2010   0.810           0.920                  43,726
                                                                       2009   0.627           0.810               1,077,965
                                                                       2008   1.073           0.627                 101,904
                                                                       2007   1.059           1.073                  77,136
                                                                       2006   1.002           1.059                  82,046
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289           1.322                 430,523
                                                                       2013   1.259           1.289                 417,449
                                                                       2012   1.175           1.259                 520,839
                                                                       2011   1.159           1.175                 977,009
                                                                       2010   1.073           1.159               1,133,326
                                                                       2009   0.907           1.073               1,311,540
                                                                       2008   1.079           0.907               2,469,357
                                                                       2007   1.041           1.079                 694,072
                                                                       2006   1.001           1.041                 345,238
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303           1.342               1,175,552
                                                                       2013   1.197           1.303               1,234,705
                                                                       2012   1.094           1.197               1,086,315
                                                                       2011   1.103           1.094                 856,186
                                                                       2010   1.007           1.103                 516,813
                                                                       2009   0.829           1.007                 682,868
                                                                       2008   1.078           0.829                 461,557
                                                                       2007   1.047           1.078                 138,575
                                                                       2006   1.002           1.047                  96,735
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299           1.340                 638,286
                                                                       2013   1.122           1.299                 219,185
                                                                       2012   1.009           1.122                 520,086
                                                                       2011   1.042           1.009                 600,708
                                                                       2010   0.938           1.042                 609,621
                                                                       2009   0.755           0.938                 689,973
                                                                       2008   1.078           0.755                 355,115
                                                                       2007   1.053           1.078                 365,282
                                                                       2006   1.002           1.053                 138,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279           1.322                 911,409
                                                                       2013   1.048           1.279                 554,360
                                                                       2012   0.926           1.048                 575,212
                                                                       2011   0.980           0.926                 578,356
                                                                       2010   0.870           0.980                 587,548
                                                                       2009   0.687           0.870                 319,169
                                                                       2008   1.078           0.687                 354,568
                                                                       2007   1.058           1.078               3,790,478
                                                                       2006   1.002           1.058               3,867,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.750           1.943               1,022,357
                                                                       2013   1.354           1.750               1,063,213
                                                                       2012   1.195           1.354               1,307,129
                                                                       2011   1.198           1.195               1,484,612
                                                                       2010   1.066           1.198               1,648,777
                                                                       2009   0.868           1.066               1,906,871

                         VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.749
                                                                                   2013   1.500
                                                                                   2012   1.372
                                                                                   2011   1.368
                                                                                   2010   1.268
                                                                                   2009   1.091
                                                                                   2008   1.431
                                                                                   2007   1.399
                                                                                   2006   1.311
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.910
                                                                                   2013   1.433
                                                                                   2012   1.252
                                                                                   2011   1.264
                                                                                   2010   1.156
                                                                                   2009   0.975
                                                                                   2008   1.472
                                                                                   2007   1.393
                                                                                   2006   1.262
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.416
                                                                                   2013   1.137
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.610
                                                                                   2013   1.182
                                                                                   2012   1.014
                                                                                   2011   1.047
                                                                                   2010   0.914
                                                                                   2009   0.651
                                                                                   2008   1.143
                                                                                   2007   1.067
                                                                                   2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2014   1.514
                                                                                   2013   1.530
                                                                                   2012   1.401
                                                                                   2011   1.384
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2014   1.921
                                                                                   2013   1.467
                                                                                   2012   1.327
                                                                                   2011   1.503
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.107
                                                                                   2006   1.119
                                                                                   2005   1.117
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 2009   1.283
                                                                                   2008   1.248
                                                                                   2007   1.169
                                                                                   2006   1.146
                                                                                   2005   1.140
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 2008   1.450
                                                                                   2007   1.339
                                                                                   2006   1.228
                                                                                   2005   1.167
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 2007   1.828
                                                                                   2006   1.458
                                                                                   2005   1.323
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 2007   2.157
                                                                                   2006   1.874
                                                                                   2005   1.783
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 2006   1.277
                                                                                   2005   1.196
 Travelers Equity Income Subaccount (11/01)....................................... 2006   1.360
                                                                                   2005   1.326
 Travelers Large Cap Subaccount (10/01)........................................... 2006   1.177
                                                                                   2005   1.103



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.861               2,269,858
                                                                                   1.749               2,492,063
                                                                                   1.500               2,935,454
                                                                                   1.372               3,574,565
                                                                                   1.368               4,554,104
                                                                                   1.268               5,570,751
                                                                                   1.091               6,623,364
                                                                                   1.431               8,475,997
                                                                                   1.399              10,776,451
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.078                 841,320
                                                                                   1.910                 989,132
                                                                                   1.433                 338,627
                                                                                   1.252                 408,089
                                                                                   1.264                 479,929
                                                                                   1.156                 579,426
                                                                                   0.975                 741,138
                                                                                   1.472                 811,778
                                                                                   1.393                 724,652
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.386                  60,738
                                                                                   1.416                  63,268
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.720                 106,733
                                                                                   1.610                 115,351
                                                                                   1.182                 103,358
                                                                                   1.014                 109,972
                                                                                   1.047                 129,295
                                                                                   0.914                 166,401
                                                                                   0.651                 192,308
                                                                                   1.143                 294,582
                                                                                   1.067                 375,374
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.565                 373,551
                                                                                   1.514                 464,739
                                                                                   1.530                 537,301
                                                                                   1.401                 589,217
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2.081               1,246,580
                                                                                   1.921               1,370,880
                                                                                   1.467               1,637,047
                                                                                   1.327               1,948,744
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.128                      --
                                                                                   1.107               4,427,645
                                                                                   1.119               4,051,146
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 1.325                      --
                                                                                   1.283              10,331,159
                                                                                   1.248              13,620,913
                                                                                   1.169              17,239,178
                                                                                   1.146              22,862,275
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 1.345                      --
                                                                                   1.450                  80,724
                                                                                   1.339                  85,573
                                                                                   1.228                 118,293
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 1.977                      --
                                                                                   1.828                 638,928
                                                                                   1.458                 563,447
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 2.302                      --
                                                                                   2.157                 987,227
                                                                                   1.874               1,262,872
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 1.359                      --
                                                                                   1.277                 625,300
 Travelers Equity Income Subaccount (11/01)....................................... 1.428                      --
                                                                                   1.360               4,685,823
 Travelers Large Cap Subaccount (10/01)........................................... 1.212                      --
                                                                                   1.177               1,408,457

                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.108
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.019
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.053
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.086
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.052
                                                                                     2005   1.057
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.259
                                                                                     2005   1.145
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   0.837
                                                                                     2005   0.827
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 2006   1.271
                                                                                     2005   1.258
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.169
                                                                                     2005   1.119
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.300
                                                                                     2005   1.209
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.377
                                                                                     2005   1.324
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.038
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.112
                                                                                     2005   1.092
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.056
                                                                                     2005   1.054
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.113
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.109
                                                                                     2005   1.000
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.102
                                                                                     2005   1.041



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.177                      --
                                                                                     1.108                   4,537
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.022                      --
                                                                                     1.019                 111,348
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.090                      --
                                                                                     1.053                 127,111
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.132                      --
                                                                                     1.086               3,605,600
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.049                      --
                                                                                     1.030                   4,434
 Travelers Managed Income Subaccount (10/01)........................................ 1.041                      --
                                                                                     1.052               5,931,326
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 1.336                      --
                                                                                     1.259                 577,073
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 0.885                      --
                                                                                     0.837               1,379,504
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 1.311                      --
                                                                                     1.271              14,835,633
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.262                      --
                                                                                     1.169                 534,003
 Travelers Mondrian International Stock Subaccount (3/02)........................... 1.492                      --
                                                                                     1.300                 900,979
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.460                      --
                                                                                     1.377                 135,007
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 1.092                      --
                                                                                     1.038                   2,873
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 1.122                      --
                                                                                     1.112               2,085,055
 Travelers Strategic Equity Subaccount (11/01)...................................... 1.101                      --
                                                                                     1.056                 968,595
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.281                      --
                                                                                     1.113                   8,406
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.271                      --
                                                                                     1.109                  15,029
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 1.143                      --
                                                                                     1.102                 475,059





                                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.073           1.145                    --
                                                                         2006   1.000           1.073                    --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.080           1.131                    --
                                                                         2005   1.049           1.080                    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01).......... 2008   1.272           1.210                    --
                                                                         2007   1.116           1.272                    --
                                                                         2006   1.113           1.116                    --
                                                                         2005   1.058           1.113                    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.101           1.147                    --
                                                                         2005   1.080           1.101                20,275
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.184           1.146                    --
                                                                         2005   1.057           1.184                    --

                      VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   1.971
                                                                              2013   1.565
                                                                              2012   1.310
                                                                              2011   1.475
                                                                              2010   1.354
                                                                              2009   0.976
                                                                              2008   1.625
                                                                              2007   1.452
                                                                              2006   1.237
                                                                              2005   1.112
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   1.688
                                                                              2013   1.331
                                                                              2012   1.158
                                                                              2011   1.241
                                                                              2010   1.073
                                                                              2009   0.790
                                                                              2008   1.446
                                                                              2007   1.320
                                                                              2006   1.229
                                                                              2005   1.085
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.515
                                                                              2013   1.164
                                                                              2012   1.017
                                                                              2011   1.062
                                                                              2010   0.978
                                                                              2009   0.765
                                                                              2008   1.262
                                                                              2007   1.233
                                                                              2006   1.097
                                                                              2005   1.064
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.346
                                                                              2005   1.168
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.344
                                                                              2005   1.286
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.198
                                                                              2005   1.116
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.200
                                                                              2005   1.118
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (10/01)............... 2014   1.824
                                                                              2013   1.427
                                                                              2012   1.259
                                                                              2011   1.326
                                                                              2010   1.162
                                                                              2009   0.878
                                                                              2008   1.570
                                                                              2007   1.371
                                                                              2006   1.260
                                                                              2005   1.106
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.245
                                                                              2013   1.695
                                                                              2012   1.518
                                                                              2011   1.746
                                                                              2010   1.393
                                                                              2009   1.023
                                                                              2008   1.737
                                                                              2007   1.546
                                                                              2006   1.410
                                                                              2005   1.226



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 1.966                     --
                                                                              1.971                     --
                                                                              1.565                  3,568
                                                                              1.310                  3,568
                                                                              1.475                 29,282
                                                                              1.354                 11,334
                                                                              0.976                 14,388
                                                                              1.625                 14,393
                                                                              1.452                 28,294
                                                                              1.237                 13,476
 American Funds Growth Subaccount (Class 2) (10/01).......................... 1.786                199,609
                                                                              1.688                222,635
                                                                              1.331                298,531
                                                                              1.158                296,823
                                                                              1.241                367,567
                                                                              1.073                455,407
                                                                              0.790                472,309
                                                                              1.446                520,965
                                                                              1.320                499,533
                                                                              1.229                411,119
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 1.634                245,960
                                                                              1.515                255,581
                                                                              1.164                378,861
                                                                              1.017                380,055
                                                                              1.062                384,691
                                                                              0.978                385,454
                                                                              0.765                429,948
                                                                              1.262                460,412
                                                                              1.233                431,176
                                                                              1.097                345,177
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 1.328                     --
                                                                              1.346                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 1.738                     --
                                                                              1.344                 13,433
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.299                     --
                                                                              1.198                  1,287
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.334                     --
                                                                              1.200                 97,012
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (10/01)............... 1.988                 63,494
                                                                              1.824                 82,834
                                                                              1.427                 89,752
                                                                              1.259                 89,752
                                                                              1.326                139,659
                                                                              1.162                139,659
                                                                              0.878                139,659
                                                                              1.570                139,659
                                                                              1.371                120,320
                                                                              1.260                 37,790
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2.320                 46,607
                                                                              2.245                 52,315
                                                                              1.695                109,925
                                                                              1.518                109,459
                                                                              1.746                110,499
                                                                              1.393                120,817
                                                                              1.023                144,604
                                                                              1.737                136,963
                                                                              1.546                145,334
                                                                              1.410                163,704

                      VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.452
                                                                              2013   1.307
                                                                              2012   1.190
                                                                              2011   1.192
                                                                              2010   1.086
                                                                              2009   0.821
                                                                              2008   1.198
                                                                              2007   1.184
                                                                              2006   1.027
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.184
                                                                              2005   1.099
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   1.676
                                                                              2013   1.244
                                                                              2012   1.152
                                                                              2011   1.242
                                                                              2010   0.998
                                                                              2009   0.713
                                                                              2008   1.272
                                                                              2007   1.173
                                                                              2006   1.107
                                                                              2005   1.084
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.454
                                                                              2007   1.955
                                                                              2006   1.566
                                                                              2005   1.260
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   1.632
                                                                              2013   1.361
                                                                              2012   1.181
                                                                              2011   1.356
                                                                              2010   1.283
                                                                              2009   0.960
                                                                              2008   1.653
                                                                              2007   1.468
                                                                              2006   1.240
                                                                              2005   1.155
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.187
                                                                              2005   1.118
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.144
                                                                              2013   1.665
                                                                              2012   1.460
                                                                              2011   1.523
                                                                              2010   1.245
                                                                              2009   0.884
                                                                              2008   1.616
                                                                              2007   1.362
                                                                              2006   1.233
                                                                              2005   1.129
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.140
                                                                              2005   1.125
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01).................. 2007   1.112
                                                                              2006   1.062
                                                                              2005   1.025
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 2010   0.856
                                                                              2009   0.727
                                                                              2008   1.271
                                                                              2007   1.243
                                                                              2006   1.107
                                                                              2005   1.065



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.480                 16,813
                                                                              1.452                 20,722
                                                                              1.307                 20,722
                                                                              1.190                 20,722
                                                                              1.192                 20,722
                                                                              1.086                 20,722
                                                                              0.821                 20,736
                                                                              1.198                 20,736
                                                                              1.184                 16,826
                                                                              1.027                  5,741
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.367                     --
                                                                              1.184                 62,704
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 1.756                    530
                                                                              1.676                 13,075
                                                                              1.244                 14,387
                                                                              1.152                 15,909
                                                                              1.242                 18,196
                                                                              0.998                 42,102
                                                                              0.713                 46,376
                                                                              1.272                 19,438
                                                                              1.173                 20,456
                                                                              1.107                 20,338
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.226                     --
                                                                              2.454                 20,553
                                                                              1.955                  9,036
                                                                              1.566                 10,108
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 1.414                 48,486
                                                                              1.632                 47,068
                                                                              1.361                 15,037
                                                                              1.181                 15,256
                                                                              1.356                 15,023
                                                                              1.283                 55,818
                                                                              0.960                 63,067
                                                                              1.653                 61,363
                                                                              1.468                141,961
                                                                              1.240                136,574
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 1.409                     --
                                                                              1.187                142,910
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2.345                     --
                                                                              2.144                     --
                                                                              1.665                     --
                                                                              1.460                     --
                                                                              1.523                     --
                                                                              1.245                     --
                                                                              0.884                     --
                                                                              1.616                     --
                                                                              1.362                     --
                                                                              1.233                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 1.269                     --
                                                                              1.140                 89,672
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01).................. 1.180                     --
                                                                              1.112                     --
                                                                              1.062                     --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 0.904                     --
                                                                              0.856                351,797
                                                                              0.727                357,400
                                                                              1.271                397,902
                                                                              1.243                464,735
                                                                              1.107                406,369

                         VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   1.881
                                                                                   2013   1.306
                                                                                   2012   1.128
                                                                                   2011   1.129
                                                                                   2010   0.927
                                                                                   2009   0.707
                                                                                   2008   1.216
                                                                                   2007   1.229
                                                                                   2006   1.159
                                                                                   2005   1.065
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.419
                                                                                   2013   1.102
                                                                                   2012   0.983
                                                                                   2011   1.075
                                                                                   2010   0.946
                                                                                   2009   0.750
                                                                                   2008   1.213
                                                                                   2007   1.229
                                                                                   2006   1.079
                                                                                   2005   1.057
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.637
                                                                                   2013   1.292
                                                                                   2012   1.143
                                                                                   2011   1.143
                                                                                   2010   1.041
                                                                                   2009   0.875
                                                                                   2008   1.269
                                                                                   2007   1.201
                                                                                   2006   1.073
                                                                                   2005   1.055
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.802
                                                                                   2008   1.166
                                                                                   2007   1.169
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   0.991
                                                                                   2010   0.903
                                                                                   2009   0.660
                                                                                   2008   1.171
                                                                                   2007   1.179
                                                                                   2006   1.065
                                                                                   2005   1.038
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.065
                                                                                   2010   0.976
                                                                                   2009   0.820
                                                                                   2008   1.178
                                                                                   2007   1.135
                                                                                   2006   0.987
                                                                                   2005   1.015
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.534
                                                                                   2013   1.250
                                                                                   2012   1.123
                                                                                   2011   1.149
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.372
                                                                                   2013   1.120
                                                                                   2012   1.007
                                                                                   2011   0.959
                                                                                   2010   0.878
                                                                                   2009   0.734
                                                                                   2008   1.158
                                                                                   2007   1.128
                                                                                   2006   1.047
                                                                                   2005   1.030



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2.208                 22,356
                                                                                   1.881                 25,233
                                                                                   1.306                 26,217
                                                                                   1.128                 27,444
                                                                                   1.129                 33,724
                                                                                   0.927                 40,121
                                                                                   0.707                 39,332
                                                                                   1.216                 38,527
                                                                                   1.229                  9,883
                                                                                   1.159                  9,552
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 1.423                     --
                                                                                   1.419                    447
                                                                                   1.102                    449
                                                                                   0.983                    452
                                                                                   1.075                    714
                                                                                   0.946                    717
                                                                                   0.750                    720
                                                                                   1.213                    723
                                                                                   1.229                    725
                                                                                   1.079                    728
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 1.772                  1,300
                                                                                   1.637                  1,306
                                                                                   1.292                  1,313
                                                                                   1.143                  1,321
                                                                                   1.143                  2,087
                                                                                   1.041                 25,809
                                                                                   0.875                  8,784
                                                                                   1.269                 49,687
                                                                                   1.201                 49,720
                                                                                   1.073                 49,206
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.782                     --
                                                                                   0.802                 20,960
                                                                                   1.166                 21,153
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.044                     --
                                                                                   0.991                474,059
                                                                                   0.903                466,526
                                                                                   0.660                526,150
                                                                                   1.171                480,799
                                                                                   1.179                548,567
                                                                                   1.065                478,793
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 1.153                     --
                                                                                   1.065                     --
                                                                                   0.976                     --
                                                                                   0.820                     --
                                                                                   1.178                     --
                                                                                   1.135                     --
                                                                                   0.987                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 1.699                     --
                                                                                   1.534                     --
                                                                                   1.250                     --
                                                                                   1.123                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 1.518                 26,485
                                                                                   1.372                 27,267
                                                                                   1.120                 45,375
                                                                                   1.007                 46,387
                                                                                   0.959                 50,314
                                                                                   0.878                 50,412
                                                                                   0.734                 48,510
                                                                                   1.158                 50,751
                                                                                   1.128                 52,797
                                                                                   1.047                 52,916

                        VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)....... 2014   1.473
                                                                                  2013   1.096
                                                                                  2012   0.934
                                                                                  2011   0.964
                                                                                  2010   0.901
                                                                                  2009   0.649
                                                                                  2008   1.062
                                                                                  2007   1.034
                                                                                  2006   1.014
                                                                                  2005   0.989
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.593
                                                                                  2013   1.235
                                                                                  2012   1.087
                                                                                  2011   1.063
                                                                                  2010   0.996
                                                                                  2009   0.820
                                                                                  2008   1.308
                                                                                  2007   1.291
                                                                                  2006   1.120
                                                                                  2005   1.078
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01)........... 2014   1.943
                                                                                  2013   1.451
                                                                                  2012   1.263
                                                                                  2011   1.348
                                                                                  2010   1.128
                                                                                  2009   0.851
                                                                                  2008   1.349
                                                                                  2007   1.292
                                                                                  2006   1.154
                                                                                  2005   1.093
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.273
                                                                                  2013   1.586
                                                                                  2012   1.362
                                                                                  2011   1.378
                                                                                  2010   1.129
                                                                                  2009   0.811
                                                                                  2008   1.404
                                                                                  2007   1.309
                                                                                  2006   1.191
                                                                                  2005   1.165
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.759
                                                                                  2008   1.247
                                                                                  2007   1.219
                                                                                  2006   1.086
                                                                                  2005   1.069
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/01)......................................................................... 2011   1.118
                                                                                  2010   1.106
                                                                                  2009   0.882
                                                                                  2008   1.599
                                                                                  2007   1.542
                                                                                  2006   1.257
                                                                                  2005   1.154
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.140
                                                                                  2006   1.041
                                                                                  2005   1.032
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.933
                                                                                  2010   0.877
                                                                                  2009   0.766
                                                                                  2008   0.997
                                                                                  2007   1.009
                                                                                  2006   0.995
                                                                                  2005   0.997



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)....... 1.636                    --
                                                                                  1.473                    --
                                                                                  1.096                    --
                                                                                  0.934                    --
                                                                                  0.964                    --
                                                                                  0.901                 5,454
                                                                                  0.649                12,988
                                                                                  1.062                12,920
                                                                                  1.034                12,949
                                                                                  1.014                12,501
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 1.735                26,759
                                                                                  1.593                26,759
                                                                                  1.235                10,776
                                                                                  1.087                10,785
                                                                                  1.063                11,644
                                                                                  0.996                11,654
                                                                                  0.820                15,002
                                                                                  1.308                15,002
                                                                                  1.291                15,002
                                                                                  1.120                15,002
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01)........... 2.048                13,445
                                                                                  1.943                13,445
                                                                                  1.451                    --
                                                                                  1.263                    --
                                                                                  1.348                 7,208
                                                                                  1.128                29,725
                                                                                  0.851                30,416
                                                                                  1.349                28,787
                                                                                  1.292                18,302
                                                                                  1.154                19,256
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2.306                    --
                                                                                  2.273                    --
                                                                                  1.586                    --
                                                                                  1.362                    --
                                                                                  1.378                    --
                                                                                  1.129                    --
                                                                                  0.811                 2,859
                                                                                  1.404                 2,877
                                                                                  1.309                    --
                                                                                  1.191                    --
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 0.737                    --
                                                                                  0.759                    --
                                                                                  1.247                    --
                                                                                  1.219                    --
                                                                                  1.086                    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/01)......................................................................... 1.199                    --
                                                                                  1.118                    --
                                                                                  1.106                    --
                                                                                  0.882                    --
                                                                                  1.599                    --
                                                                                  1.542                    --
                                                                                  1.257                    --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.152                    --
                                                                                  1.140                20,815
                                                                                  1.041                20,662
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.920                    --
                                                                                  0.933                   717
                                                                                  0.877                   720
                                                                                  0.766                   723
                                                                                  0.997                   726
                                                                                  1.009                   728
                                                                                  0.995                   731

                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.163
                                                                                      2010   1.069
                                                                                      2009   0.919
                                                                                      2008   1.092
                                                                                      2007   1.098
                                                                                      2006   1.069
                                                                                      2005   1.069
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   1.693
                                                                                      2013   1.591
                                                                                      2012   1.384
                                                                                      2011   1.387
                                                                                      2010   1.220
                                                                                      2009   0.782
                                                                                      2008   1.146
                                                                                      2007   1.172
                                                                                      2006   1.084
                                                                                      2005   1.083
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.014
                                                                                      2009   1.038
                                                                                      2008   1.038
                                                                                      2007   1.014
                                                                                      2006   0.995
                                                                                      2005   0.992
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.233
                                                                                      2006   1.071
                                                                                      2005   1.056
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.293
                                                                                      2006   1.121
                                                                                      2005   1.080
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.314
                                                                                      2006   1.194
                                                                                      2005   1.168
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.264
                                                                                      2006   1.106
                                                                                      2005   1.098
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.338
                                                                                      2006   1.223
                                                                                      2005   1.159
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.985
                                                                                      2013   0.973
                                                                                      2012   0.791
                                                                                      2011   0.856
                                                                                      2010   0.755
                                                                                      2009   0.574
                                                                                      2008   1.007
                                                                                      2007   1.212
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.981
                                                                                      2013   1.574
                                                                                      2012   1.315
                                                                                      2011   1.455
                                                                                      2010   1.361
                                                                                      2009   0.975
                                                                                      2008   1.720
                                                                                      2007   1.353
                                                                                      2006   1.328
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.051



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 1.182                     --
                                                                                      1.163                     --
                                                                                      1.069                     --
                                                                                      0.919                     --
                                                                                      1.092                     --
                                                                                      1.098                     --
                                                                                      1.069                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 1.645                  3,883
                                                                                      1.693                  4,159
                                                                                      1.591                  4,418
                                                                                      1.384                  4,688
                                                                                      1.387                 27,068
                                                                                      1.220                 32,543
                                                                                      0.782                 45,575
                                                                                      1.146                 47,385
                                                                                      1.172                 13,287
                                                                                      1.084                 12,550
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 1.005                     --
                                                                                      1.014                    723
                                                                                      1.038                    726
                                                                                      1.038                    729
                                                                                      1.014                    732
                                                                                      0.995                    734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 1.290                     --
                                                                                      1.233                     --
                                                                                      1.071                     --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 1.355                     --
                                                                                      1.293                     --
                                                                                      1.121                     --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 1.398                     --
                                                                                      1.314                  2,986
                                                                                      1.194                  2,962
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.310                     --
                                                                                      1.264                 21,522
                                                                                      1.106                 28,907
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.470                     --
                                                                                      1.338                165,277
                                                                                      1.223                161,706
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.091                  7,615
                                                                                      0.985                  7,733
                                                                                      0.973                  7,844
                                                                                      0.791                  7,959
                                                                                      0.856                  8,089
                                                                                      0.755                 10,251
                                                                                      0.574                 12,570
                                                                                      1.007                 23,926
                                                                                      1.212                 15,382
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.057                 13,144
                                                                                      1.981                 17,970
                                                                                      1.574                 17,970
                                                                                      1.315                 17,970
                                                                                      1.455                 28,613
                                                                                      1.361                 17,970
                                                                                      0.975                 17,970
                                                                                      1.720                 17,970
                                                                                      1.353                     --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.293                     --

                                    VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   1.989           1.832                  2,093
                                                                         2013   1.560           1.989                  2,095
                                                                         2012   1.236           1.560                  2,097
                                                                         2011   1.474           1.236                     --
                                                                         2010   1.296           1.474                     --
                                                                         2009   0.855           1.296                     --
                                                                         2008   1.480           0.855                     --
                                                                         2007   1.531           1.480                 31,902
                                                                         2006   1.398           1.531                     --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.254           1.341                 48,827
                                                                         2013   0.987           1.254                 49,683
                                                                         2012   0.883           0.987                118,804
                                                                         2011   0.941           0.883                119,359
                                                                         2010   0.769           0.941                124,970
                                                                         2009   0.623           0.769                127,539
                                                                         2008   1.044           0.623                128,510
                                                                         2007   1.065           1.044                146,333
                                                                         2006   1.002           1.065                     --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   2.012           2.122                 62,454
                                                                         2013   1.469           2.012                 62,454
                                                                         2012   1.271           1.469                     --
                                                                         2011   1.315           1.271                     --
                                                                         2010   1.067           1.315                     --
                                                                         2009   0.815           1.067                     --
                                                                         2008   1.363           0.815                     --
                                                                         2007   1.255           1.363                     --
                                                                         2006   1.272           1.255                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.770           1.806                 17,574
                                                                         2013   1.363           1.770                 17,875
                                                                         2012   1.209           1.363                 18,158
                                                                         2011   1.380           1.209                 18,453
                                                                         2010   1.184           1.380                 26,024
                                                                         2009   0.941           1.184                 11,792
                                                                         2008   1.291           0.941                 11,795
                                                                         2007   1.337           1.291                 11,798
                                                                         2006   1.263           1.337                    725
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.710           0.672                     --
                                                                         2008   1.269           0.710                     --
                                                                         2007   1.164           1.269                     --
                                                                         2006   1.185           1.164                     --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.081           1.081                     --
                                                                         2013   1.020           1.081                     --
                                                                         2012   0.856           1.020                151,597
                                                                         2011   0.943           0.856                159,217
                                                                         2010   0.907           0.943                326,975
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   1.170           1.199                     --
                                                                         2013   0.927           1.170                     --
                                                                         2012   0.815           0.927                 32,395
                                                                         2011   0.958           0.815                 31,658
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.255           1.244                153,678
                                                                         2013   0.972           1.255                155,678
                                                                         2012   0.845           0.972                158,747
                                                                         2011   0.952           0.845                161,943
                                                                         2010   0.815           0.952                233,306
                                                                         2009   0.661           0.815                306,398
                                                                         2008   0.966           0.661                317,703
                                                                         2007   1.022           0.966                322,152
                                                                         2006   1.003           1.022                355,273
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.713           1.561                    803
                                                                         2013   1.850           1.713                 14,657
                                                                         2012   1.596           1.850                 14,658
                                                                         2011   2.014           1.596                 13,853
                                                                         2010   1.671           2.014                 21,773
                                                                         2009   1.014           1.671                 20,553
                                                                         2008   2.229           1.014                 20,553

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.591           1.443                 17,808
                                                                          2013   1.368           1.591                 37,868
                                                                          2012   1.203           1.368                 38,126
                                                                          2011   1.382           1.203                 38,396
                                                                          2010   1.273           1.382                 38,700
                                                                          2009   0.992           1.273                 39,314
                                                                          2008   1.766           0.992                 39,314
                                                                          2007   1.693           1.766                 39,769
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.989           1.068                     --
                                                                          2012   0.964           0.989                  6,640
                                                                          2011   1.044           0.964                 11,672
                                                                          2010   0.871           1.044                 12,204
                                                                          2009   0.654           0.871                 12,212
                                                                          2008   1.087           0.654                 11,114
                                                                          2007   1.234           1.087                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.705           1.679                     --
                                                                          2013   1.258           1.705                     --
                                                                          2012   1.181           1.258                     --
                                                                          2011   1.302           1.181                     --
                                                                          2010   1.011           1.302                     --
                                                                          2009   0.659           1.011                     --
                                                                          2008   1.196           0.659                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.262           1.256                 87,959
                                                                          2013   1.018           1.262                130,779
                                                                          2012   0.862           1.018                 97,668
                                                                          2011   0.965           0.862                 97,668
                                                                          2010   0.854           0.965                123,094
                                                                          2009   0.627           0.854                169,272
                                                                          2008   1.082           0.627                171,373
                                                                          2007   1.044           1.082                180,313
                                                                          2006   0.996           1.044                152,363
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.272           1.279                 85,608
                                                                          2013   1.433           1.272                 84,953
                                                                          2012   1.345           1.433                189,639
                                                                          2011   1.238           1.345                273,402
                                                                          2010   1.175           1.238                250,841
                                                                          2009   1.019           1.175                257,201
                                                                          2008   1.119           1.019                257,385
                                                                          2007   1.064           1.119                288,401
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.411           1.433                174,479
                                                                          2013   1.475           1.411                193,110
                                                                          2012   1.385           1.475                285,650
                                                                          2011   1.377           1.385                281,216
                                                                          2010   1.306           1.377                322,528
                                                                          2009   1.179           1.306                333,892
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.521           1.648                     --
                                                                          2013   1.173           1.521                     --
                                                                          2012   1.088           1.173                     --
                                                                          2011   1.169           1.088                     --
                                                                          2010   1.032           1.169                 16,414
                                                                          2009   0.854           1.032                 23,018
                                                                          2008   1.305           0.854                 23,018
                                                                          2007   1.275           1.305                 23,018
                                                                          2006   1.193           1.275                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.248                     --
                                                                          2006   1.085           1.134                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.612           1.644                111,888
                                                                          2013   1.629           1.612                114,183
                                                                          2012   1.497           1.629                171,334
                                                                          2011   1.482           1.497                171,286
                                                                          2010   1.355           1.482                275,496
                                                                          2009   1.044           1.355                237,652
                                                                          2008   1.200           1.044                259,366
                                                                          2007   1.155           1.200                276,798
                                                                          2006   1.122           1.155                255,887

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.239           1.368                     --
                                                                          2013   0.950           1.239                     --
                                                                          2012   0.826           0.950                  9,108
                                                                          2011   0.883           0.826                  9,108
                                                                          2010   0.774           0.883                  9,108
                                                                          2009   0.671           0.774                  9,108
                                                                          2008   1.081           0.671                 22,259
                                                                          2007   1.069           1.081                 21,937
                                                                          2006   1.001           1.069                 65,545
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.424           1.544                    445
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.366           1.428                     --
                                                                          2006   1.298           1.366                 64,367
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.562           1.730                  9,535
                                                                          2013   1.194           1.562                 10,263
                                                                          2012   1.079           1.194                 10,386
                                                                          2011   1.105           1.079                 10,332
                                                                          2010   1.007           1.105                 10,636
                                                                          2009   0.866           1.007                 65,902
                                                                          2008   1.418           0.866                 67,223
                                                                          2007   1.416           1.418                 65,276
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.185           1.235                    435
                                                                          2013   1.227           1.185                    437
                                                                          2012   1.172           1.227                    439
                                                                          2011   1.130           1.172                    442
                                                                          2010   1.072           1.130                    698
                                                                          2009   1.006           1.072                 63,505
                                                                          2008   1.070           1.006                 63,511
                                                                          2007   1.034           1.070                 63,516
                                                                          2006   1.003           1.034                  4,099
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.265           1.343                     --
                                                                          2013   0.967           1.265                     --
                                                                          2012   0.868           0.967                     --
                                                                          2011   0.977           0.868                     --
                                                                          2010   0.837           0.977                     --
                                                                          2009   0.669           0.837                     --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.916           0.892                 67,218
                                                                          2013   0.939           0.916                127,254
                                                                          2012   0.964           0.939                    876
                                                                          2011   0.988           0.964                    881
                                                                          2010   1.005           0.988                    720
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.653           0.643                     --
                                                                          2008   1.120           0.653                     --
                                                                          2007   1.150           1.120                     --
                                                                          2006   1.126           1.150                     --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.626           0.651                     --
                                                                          2008   1.163           0.626                  3,340
                                                                          2007   1.148           1.163                  3,342
                                                                          2006   1.140           1.148                  3,342
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.985           1.081                     --
                                                                          2012   0.874           0.985                     --
                                                                          2011   0.956           0.874                     --
                                                                          2010   0.857           0.956                     --
                                                                          2009   0.722           0.857                     --
                                                                          2008   1.215           0.722                  5,620
                                                                          2007   1.197           1.215                  5,624
                                                                          2006   1.174           1.197                  5,624
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.475           1.596                     --
                                                                          2013   1.140           1.475                     --
                                                                          2012   1.055           1.140                     --
                                                                          2011   1.118           1.055                     --
                                                                          2010   0.995           1.118                     --
                                                                          2009   0.684           0.995                     --
                                                                          2008   1.294           0.684                     --
                                                                          2007   1.102           1.294                     --
                                                                          2006   1.136           1.102                     --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.753           1.864                     --
                                                                       2013   1.313           1.753                     --
                                                                       2012   1.163           1.313                     --
                                                                       2011   1.187           1.163                     --
                                                                       2010   1.091           1.187                     --
                                                                       2009   0.799           1.091                     --
                                                                       2008   1.213           0.799                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.890           0.961                     --
                                                                       2010   0.789           0.890                 32,336
                                                                       2009   0.616           0.789                 32,271
                                                                       2008   1.060           0.616                 30,912
                                                                       2007   1.054           1.060                 29,813
                                                                       2006   1.002           1.054                 30,598
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.221           1.244                     --
                                                                       2013   1.201           1.221                     --
                                                                       2012   1.129           1.201                     --
                                                                       2011   1.121           1.129                     --
                                                                       2010   1.045           1.121                     --
                                                                       2009   0.890           1.045                     --
                                                                       2008   1.066           0.890                     --
                                                                       2007   1.036           1.066                     --
                                                                       2006   1.001           1.036                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.235           1.263                     --
                                                                       2013   1.142           1.235                     --
                                                                       2012   1.051           1.142                     --
                                                                       2011   1.067           1.051                     --
                                                                       2010   0.981           1.067                     --
                                                                       2009   0.814           0.981                     --
                                                                       2008   1.065           0.814                     --
                                                                       2007   1.043           1.065                     --
                                                                       2006   1.002           1.043                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.231           1.261                     --
                                                                       2013   1.071           1.231                     --
                                                                       2012   0.970           1.071                     --
                                                                       2011   1.009           0.970                     --
                                                                       2010   0.914           1.009                     --
                                                                       2009   0.741           0.914                     --
                                                                       2008   1.066           0.741                     --
                                                                       2007   1.048           1.066                     --
                                                                       2006   1.002           1.048                286,616
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.212           1.244                187,959
                                                                       2013   1.000           1.212                150,039
                                                                       2012   0.890           1.000                103,941
                                                                       2011   0.948           0.890                223,429
                                                                       2010   0.848           0.948                222,561
                                                                       2009   0.674           0.848                222,677
                                                                       2008   1.065           0.674                224,467
                                                                       2007   1.053           1.065                225,359
                                                                       2006   1.002           1.053                224,275
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.488           1.640                     --
                                                                       2013   1.159           1.488                     --
                                                                       2012   1.030           1.159                     --
                                                                       2011   1.040           1.030                     --
                                                                       2010   0.932           1.040                     --
                                                                       2009   0.762           0.932                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2014   1.429           1.510                128,641
                                                                       2013   1.234           1.429                126,604
                                                                       2012   1.137           1.234                204,586
                                                                       2011   1.141           1.137                204,337
                                                                       2010   1.065           1.141                204,634
                                                                       2009   0.923           1.065                199,998
                                                                       2008   1.219           0.923                205,532
                                                                       2007   1.201           1.219                247,851
                                                                       2006   1.131           1.201                243,154

                         VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.803
                                                                                   2013   1.363
                                                                                   2012   1.199
                                                                                   2011   1.219
                                                                                   2010   1.122
                                                                                   2009   0.953
                                                                                   2008   1.449
                                                                                   2007   1.381
                                                                                   2006   1.258
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.333
                                                                                   2013   1.076
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.525
                                                                                   2013   1.128
                                                                                   2012   0.975
                                                                                   2011   1.014
                                                                                   2010   0.891
                                                                                   2009   0.639
                                                                                   2008   1.130
                                                                                   2007   1.062
                                                                                   2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2014   1.270
                                                                                   2013   1.292
                                                                                   2012   1.191
                                                                                   2011   1.183
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2014   1.306
                                                                                   2013   1.005
                                                                                   2012   0.916
                                                                                   2011   1.042
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.042
                                                                                   2006   1.061
                                                                                   2005   1.066
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 2009   1.142
                                                                                   2008   1.118
                                                                                   2007   1.055
                                                                                   2006   1.042
                                                                                   2005   1.043
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 2008   1.297
                                                                                   2007   1.206
                                                                                   2006   1.114
                                                                                   2005   1.066
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 2007   1.577
                                                                                   2006   1.266
                                                                                   2005   1.158
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 2007   1.422
                                                                                   2006   1.243
                                                                                   2005   1.192
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 2006   1.117
                                                                                   2005   1.053
 Travelers Equity Income Subaccount (11/01)....................................... 2006   1.121
                                                                                   2005   1.101
 Travelers Large Cap Subaccount (10/01)........................................... 2006   1.110
                                                                                   2005   1.047
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................ 2006   1.103
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 2006   1.015
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................. 2006   1.049
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 2006   1.081
                                                                                   2005   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 1.948                     --
                                                                                   1.803                 19,610
                                                                                   1.363                 19,610
                                                                                   1.199                 19,610
                                                                                   1.219                 46,844
                                                                                   1.122                108,178
                                                                                   0.953                116,387
                                                                                   1.449                115,891
                                                                                   1.381                 77,332
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.296                     --
                                                                                   1.333                     --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.618                     --
                                                                                   1.525                     --
                                                                                   1.128                     --
                                                                                   0.975                     --
                                                                                   1.014                     --
                                                                                   0.891                     --
                                                                                   0.639                     --
                                                                                   1.130                     --
                                                                                   1.062                     --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.304                     --
                                                                                   1.270                     --
                                                                                   1.292                     --
                                                                                   1.191                     --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 1.405                 57,833
                                                                                   1.306                100,459
                                                                                   1.005                210,181
                                                                                   0.916                207,310
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.059                     --
                                                                                   1.042                354,078
                                                                                   1.061                298,845
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 1.176                     --
                                                                                   1.142                338,553
                                                                                   1.118                384,569
                                                                                   1.055                374,764
                                                                                   1.042                357,897
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 1.200                     --
                                                                                   1.297                     --
                                                                                   1.206                     --
                                                                                   1.114                     --
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 1.702                     --
                                                                                   1.577                     --
                                                                                   1.266                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 1.514                     --
                                                                                   1.422                 15,345
                                                                                   1.243                 19,791
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 1.185                     --
                                                                                   1.117                     --
 Travelers Equity Income Subaccount (11/01)....................................... 1.174                     --
                                                                                   1.121                 18,454
 Travelers Large Cap Subaccount (10/01)........................................... 1.140                     --
                                                                                   1.110                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................ 1.169                     --
                                                                                   1.103                 26,398
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 1.015                     --
                                                                                   1.015                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................. 1.083                     --
                                                                                   1.049                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 1.124                     --
                                                                                   1.081                456,630

                          VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.016
                                                                                     2005   1.028
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.227
                                                                                     2005   1.123
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   1.077
                                                                                     2005   1.072
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 2006   1.099
                                                                                     2005   1.095
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.168
                                                                                     2005   1.125
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.221
                                                                                     2005   1.144
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.128
                                                                                     2005   1.092
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.114
                                                                                     2005   1.103
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.091
                                                                                     2005   1.097
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.109
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104
                                                                                     2005   1.000
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.088
                                                                                     2005   1.035



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.043                     --
                                                                                     1.026                     --
 Travelers Managed Income Subaccount (10/01)........................................ 1.003                     --
                                                                                     1.016                  4,104
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 1.298                     --
                                                                                     1.227                 79,209
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 1.136                     --
                                                                                     1.077                     --
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 1.131                     --
                                                                                     1.099                268,929
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.258                     --
                                                                                     1.168                 27,601
 Travelers Mondrian International Stock Subaccount (3/02)........................... 1.398                     --
                                                                                     1.221                     --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.193                     --
                                                                                     1.128                     --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 1.085                     --
                                                                                     1.034                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 1.122                     --
                                                                                     1.114                159,981
 Travelers Strategic Equity Subaccount (11/01)...................................... 1.135                     --
                                                                                     1.091                  2,635
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.272                     --
                                                                                     1.109                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.263                     --
                                                                                     1.104                    728
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 1.126                     --
                                                                                     1.088                     --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.



                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio   ClearBridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio   Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio         MetLife Small Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-04-08-81-82-83

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B


     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.08%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --             0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.....................................    0.86%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.....................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%             0.67%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.29%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.00%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             0.94%     0.05%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                    PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078           1.153                      --
                                                                         2006   1.000           1.078                 218,759
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.034           1.085                      --
                                                                         2005   0.997           1.034                 384,723
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.166           1.138                      --
                                                                         2005   1.034           1.166                 340,220
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.780           2.792                 518,055
                                                                         2013   2.192           2.780                 658,843
                                                                         2012   1.822           2.192                 783,425
                                                                         2011   2.037           1.822               1,051,730
                                                                         2010   1.857           2.037               1,330,000
                                                                         2009   1.329           1.857               1,654,944
                                                                         2008   2.198           1.329               2,379,174
                                                                         2007   1.950           2.198               3,019,485
                                                                         2006   1.649           1.950               3,272,923
                                                                         2005   1.473           1.649               3,306,916
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.258           2.405               1,813,215
                                                                         2013   1.768           2.258               2,229,673
                                                                         2012   1.528           1.768               3,037,485
                                                                         2011   1.625           1.528               3,717,045
                                                                         2010   1.395           1.625               5,177,280
                                                                         2009   1.019           1.395               6,568,679
                                                                         2008   1.854           1.019               7,523,472
                                                                         2007   1.681           1.854               9,443,710
                                                                         2006   1.553           1.681              11,381,502
                                                                         2005   1.362           1.553              12,017,148
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.958           2.127               2,337,377
                                                                         2013   1.494           1.958               2,785,514
                                                                         2012   1.296           1.494               3,326,363
                                                                         2011   1.345           1.296               4,013,778
                                                                         2010   1.229           1.345               5,343,946
                                                                         2009   0.954           1.229               6,416,233
                                                                         2008   1.564           0.954               7,779,967
                                                                         2007   1.517           1.564               9,042,382
                                                                         2006   1.341           1.517              11,151,752
                                                                         2005   1.291           1.341              12,001,784
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.297           1.282                      --
                                                                         2005   1.117           1.297                 270,405
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02)................. 2007   2.251           2.356                      --
                                                                         2006   1.730           2.251                  47,667
                                                                         2005   1.377           1.730                  59,209

                    PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.703
                                                                                      2005   1.618
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.208
                                                                                      2007   1.149
                                                                                      2006   1.005
                                                                                      2005   0.981
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   0.982
                                                                                      2007   1.124
                                                                                      2006   1.104
                                                                                      2005   1.063
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.302
                                                                                      2005   1.204
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.299
                                                                                      2005   1.202
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 2014   2.136
                                                                                      2013   1.662
                                                                                      2012   1.458
                                                                                      2011   1.528
                                                                                      2010   1.331
                                                                                      2009   1.001
                                                                                      2008   1.779
                                                                                      2007   1.545
                                                                                      2006   1.412
                                                                                      2005   1.233
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.017
                                                                                      2013   1.486
                                                                                      2012   1.239
                                                                                      2011   1.298
                                                                                      2010   1.120
                                                                                      2009   0.840
                                                                                      2008   1.460
                                                                                      2007   1.393
                                                                                      2006   1.247
                                                                                      2005   1.053
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.766
                                                                                      2013   2.074
                                                                                      2012   1.844
                                                                                      2011   2.107
                                                                                      2010   1.670
                                                                                      2009   1.217
                                                                                      2008   2.053
                                                                                      2007   1.813
                                                                                      2006   1.643
                                                                                      2005   1.418
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.242
                                                                                      2005   1.144
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.515
                                                                                      2007   2.780
                                                                                      2006   2.211
                                                                                      2005   1.767
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.061
                                                                                      2013   1.707
                                                                                      2012   1.471
                                                                                      2011   1.677
                                                                                      2010   1.576
                                                                                      2009   1.171
                                                                                      2008   2.001
                                                                                      2007   1.766
                                                                                      2006   1.481
                                                                                      2005   1.369
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 2006   1.246
                                                                                      2005   1.166



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2.217                      --
                                                                                      1.703                 843,861
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 1.155                      --
                                                                                      1.208                 161,972
                                                                                      1.149                 183,032
                                                                                      1.005                 249,538
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 0.926                      --
                                                                                      0.982                 453,336
                                                                                      1.124                 539,602
                                                                                      1.104                 683,335
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 1.415                      --
                                                                                      1.302                 290,919
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 1.447                      --
                                                                                      1.299                 490,676
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 2.342                 130,194
                                                                                      2.136                 170,116
                                                                                      1.662                 260,316
                                                                                      1.458                 343,381
                                                                                      1.528                 382,127
                                                                                      1.331                 455,233
                                                                                      1.001                 522,821
                                                                                      1.779                 725,933
                                                                                      1.545                 813,613
                                                                                      1.412               1,044,869
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2.191                  95,090
                                                                                      2.017                  95,093
                                                                                      1.486                 137,556
                                                                                      1.239                 140,047
                                                                                      1.298                 159,184
                                                                                      1.120                 166,988
                                                                                      0.840                 172,383
                                                                                      1.460                 188,195
                                                                                      1.393                 190,901
                                                                                      1.247                 199,781
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2.879                 655,119
                                                                                      2.766                 718,223
                                                                                      2.074                 842,647
                                                                                      1.844                 972,451
                                                                                      2.107               1,238,022
                                                                                      1.670               1,681,269
                                                                                      1.217               2,066,887
                                                                                      2.053               2,716,635
                                                                                      1.813               3,237,766
                                                                                      1.643               3,764,767
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.443                      --
                                                                                      1.242               3,654,757
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 3.195                      --
                                                                                      3.515               1,157,087
                                                                                      2.780               1,274,566
                                                                                      2.211               1,292,213
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.798                 615,196
                                                                                      2.061                 736,012
                                                                                      1.707                 873,396
                                                                                      1.471               1,184,591
                                                                                      1.677               1,655,204
                                                                                      1.576               2,113,721
                                                                                      1.171               2,480,408
                                                                                      2.001               3,105,587
                                                                                      1.766               3,387,056
                                                                                      1.481               3,582,390
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 1.490                      --
                                                                                      1.246               1,139,324

                  PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.061
                                                                                  2005   1.067
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.144
                                                                                  2005   1.082
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.206
                                                                                  2009   0.978
                                                                                  2008   1.403
                                                                                  2007   1.174
                                                                                  2006   1.125
                                                                                  2005   1.020
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.186
                                                                                  2007   1.105
                                                                                  2006   0.955
                                                                                  2005   0.921
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.268
                                                                                  2010   1.039
                                                                                  2009   0.674
                                                                                  2008   1.226
                                                                                  2007   1.026
                                                                                  2006   0.970
                                                                                  2005   0.885
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.534
                                                                                  2005   1.502
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.150
                                                                                  2013   1.482
                                                                                  2012   1.272
                                                                                  2011   1.264
                                                                                  2010   1.030
                                                                                  2009   0.780
                                                                                  2008   1.333
                                                                                  2007   1.385
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.874
                                                                                  2013   1.444
                                                                                  2012   1.280
                                                                                  2011   1.390
                                                                                  2010   1.214
                                                                                  2009   0.956
                                                                                  2008   1.536
                                                                                  2007   1.606
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.986
                                                                                  2013   1.556
                                                                                  2012   1.367
                                                                                  2011   1.357
                                                                                  2010   1.228
                                                                                  2009   1.024
                                                                                  2008   1.476
                                                                                  2007   1.428
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.975
                                                                                  2013   1.459
                                                                                  2012   1.235
                                                                                  2011   1.266
                                                                                  2010   1.175
                                                                                  2009   0.840
                                                                                  2008   1.365
                                                                                  2007   1.366
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.897
                                                                                  2013   1.460
                                                                                  2012   1.276
                                                                                  2011   1.239
                                                                                  2010   1.153
                                                                                  2009   0.943
                                                                                  2008   1.493
                                                                                  2007   1.463
                                                                                  2006   1.261
                                                                                  2005   1.205



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 1.084                      --
                                                                                  1.061                  55,885
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 1.181                      --
                                                                                  1.144               1,010,201
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 1.221                      --
                                                                                  1.206                  20,421
                                                                                  0.978                  21,460
                                                                                  1.403                  19,937
                                                                                  1.174                  19,742
                                                                                  1.125                  25,381
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 1.117                      --
                                                                                  1.186                  17,001
                                                                                  1.105                  45,973
                                                                                  0.955                  68,205
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 1.356                      --
                                                                                  1.268                  17,198
                                                                                  1.039                  26,085
                                                                                  0.674                  50,844
                                                                                  1.226                  47,513
                                                                                  1.026                  53,457
                                                                                  0.970                  52,265
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.717                      --
                                                                                  1.534                 624,032
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.541               1,317,629
                                                                                  2.150               1,584,549
                                                                                  1.482               1,879,010
                                                                                  1.272               2,642,871
                                                                                  1.264               3,367,807
                                                                                  1.030               4,137,806
                                                                                  0.780               5,049,565
                                                                                  1.333               6,557,656
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.882                      --
                                                                                  1.874               1,194,671
                                                                                  1.444               1,642,469
                                                                                  1.280               2,076,780
                                                                                  1.390               2,803,202
                                                                                  1.214               3,421,700
                                                                                  0.956               4,209,432
                                                                                  1.536               6,335,447
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2.164                 924,866
                                                                                  1.986               1,078,321
                                                                                  1.556               1,362,647
                                                                                  1.367               1,594,807
                                                                                  1.357               2,103,886
                                                                                  1.228               2,783,815
                                                                                  1.024               2,662,566
                                                                                  1.476               3,337,982
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2.210                 505,467
                                                                                  1.975                 609,250
                                                                                  1.459                 694,021
                                                                                  1.235                 773,695
                                                                                  1.266                 974,827
                                                                                  1.175               1,237,382
                                                                                  0.840               1,608,272
                                                                                  1.365               1,984,106
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2.080                 537,270
                                                                                  1.897                 577,204
                                                                                  1.460                 600,041
                                                                                  1.276                 765,771
                                                                                  1.239                 996,080
                                                                                  1.153               1,306,183
                                                                                  0.943               1,488,498
                                                                                  1.493               1,963,508
                                                                                  1.463               1,457,483
                                                                                  1.261               2,187,413

                  PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.763
                                                                                  2013   1.914
                                                                                  2012   1.632
                                                                                  2011   1.640
                                                                                  2010   1.335
                                                                                  2009   0.952
                                                                                  2008   1.636
                                                                                  2007   1.515
                                                                                  2006   1.369
                                                                                  2005   1.329
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.863
                                                                                  2008   1.406
                                                                                  2007   1.365
                                                                                  2006   1.208
                                                                                  2005   1.180
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.968
                                                                                  2010   0.903
                                                                                  2009   0.784
                                                                                  2008   1.013
                                                                                  2007   1.018
                                                                                  2006   0.996
                                                                                  2005   0.991
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 2007   1.426
                                                                                  2006   1.229
                                                                                  2005   1.204
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)............................. 2007   1.180
                                                                                  2006   1.154
                                                                                  2005   1.117
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................... 2007   1.309
                                                                                  2006   1.200
                                                                                  2005   1.113
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................... 2007   1.218
                                                                                  2006   1.103
                                                                                  2005   1.085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.601
                                                                                  2006   1.391
                                                                                  2005   1.372
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.790
                                                                                  2006   1.625
                                                                                  2005   1.529
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.096
                                                                                  2005   1.075
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.419
                                                                                  2007   1.363
                                                                                  2006   1.434
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   2.167
                                                                                  2013   2.009
                                                                                  2012   1.751
                                                                                  2011   1.738
                                                                                  2010   1.523
                                                                                  2009   1.053
                                                                                  2008   1.413
                                                                                  2007   1.401
                                                                                  2006   1.331



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2.823                 202,476
                                                                                  2.763                 245,727
                                                                                  1.914                 314,666
                                                                                  1.632                 376,370
                                                                                  1.640                 458,914
                                                                                  1.335                 610,895
                                                                                  0.952                 751,633
                                                                                  1.636               1,112,460
                                                                                  1.515                 874,133
                                                                                  1.369               1,450,361
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 0.839                      --
                                                                                  0.863               2,029,831
                                                                                  1.406               2,219,452
                                                                                  1.365               2,630,281
                                                                                  1.208               3,241,340
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.956                      --
                                                                                  0.968                 322,322
                                                                                  0.903                 299,074
                                                                                  0.784                 345,215
                                                                                  1.013                 548,010
                                                                                  1.018                 638,708
                                                                                  0.996                 790,687
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 1.494                      --
                                                                                  1.426               3,034,285
                                                                                  1.229               4,123,387
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)............................. 1.229                      --
                                                                                  1.180                 116,227
                                                                                  1.154                 192,032
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................... 1.354                      --
                                                                                  1.309                  67,603
                                                                                  1.200                  68,803
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................... 1.271                      --
                                                                                  1.218                  42,273
                                                                                  1.103                 127,638
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 1.663                      --
                                                                                  1.601                 826,360
                                                                                  1.391                 912,109
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 1.971                      --
                                                                                  1.790               1,328,761
                                                                                  1.625               1,853,134
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 1.130                      --
                                                                                  1.096                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 1.367                      --
                                                                                  1.419                 261,262
                                                                                  1.363                 351,310
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2.203                  80,306
                                                                                  2.167                  88,116
                                                                                  2.009                  88,948
                                                                                  1.751                 124,795
                                                                                  1.738                 127,025
                                                                                  1.523                 143,499
                                                                                  1.053                 158,575
                                                                                  1.413                 299,564
                                                                                  1.401                 340,237

               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.039
                                                                            2013   1.020
                                                                            2012   0.823
                                                                            2011   0.885
                                                                            2010   0.775
                                                                            2009   0.584
                                                                            2008   1.019
                                                                            2007   1.218
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.018
                                                                            2013   1.593
                                                                            2012   1.321
                                                                            2011   1.452
                                                                            2010   1.348
                                                                            2009   0.959
                                                                            2008   1.680
                                                                            2007   1.312
                                                                            2006   1.282
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.094
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.239
                                                                            2013   1.744
                                                                            2012   1.372
                                                                            2011   1.625
                                                                            2010   1.419
                                                                            2009   0.930
                                                                            2008   1.597
                                                                            2007   1.641
                                                                            2006   1.492
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.678
                                                                            2013   1.263
                                                                            2012   1.085
                                                                            2011   1.122
                                                                            2010   0.995
                                                                            2009   0.799
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.324
                                                                            2013   1.035
                                                                            2012   0.919
                                                                            2011   0.972
                                                                            2010   0.789
                                                                            2009   0.635
                                                                            2008   1.057
                                                                            2007   1.070
                                                                            2006   1.002
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.137
                                                                            2013   1.549
                                                                            2012   1.332
                                                                            2011   1.368
                                                                            2010   1.102
                                                                            2009   0.836
                                                                            2008   1.388
                                                                            2007   1.269
                                                                            2006   1.281
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.881
                                                                            2013   1.438
                                                                            2012   1.266
                                                                            2011   1.435
                                                                            2010   1.223
                                                                            2009   0.965
                                                                            2008   1.315
                                                                            2007   1.353
                                                                            2006   1.271
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                            2008   1.244
                                                                            2007   1.192
                                                                            2006   1.130



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.160                 310,049
                                                                            1.039                 383,995
                                                                            1.020                 474,516
                                                                            0.823                 474,994
                                                                            0.885                 641,160
                                                                            0.775                 816,265
                                                                            0.584                 855,425
                                                                            1.019               1,163,744
                                                                            1.218               1,350,094
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.100                      --
                                                                            2.018                 141,757
                                                                            1.593                 202,684
                                                                            1.321                 236,066
                                                                            1.452                 305,878
                                                                            1.348                 321,892
                                                                            0.959                 251,583
                                                                            1.680                  84,653
                                                                            1.312                 171,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2.352                 266,968
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.077                 323,359
                                                                            2.239                 482,243
                                                                            1.744                 549,592
                                                                            1.372                 641,477
                                                                            1.625                 747,582
                                                                            1.419                 802,152
                                                                            0.930                 856,150
                                                                            1.597               1,056,563
                                                                            1.641                 931,468
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.801                 470,012
                                                                            1.678                 181,981
                                                                            1.263                 241,527
                                                                            1.085                 298,421
                                                                            1.122                 379,198
                                                                            0.995                 418,573
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.425                 726,447
                                                                            1.324                 799,370
                                                                            1.035                 812,733
                                                                            0.919               1,047,413
                                                                            0.972               1,445,895
                                                                            0.789               1,704,558
                                                                            0.635               2,003,655
                                                                            1.057               2,160,726
                                                                            1.070                  40,020
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.269                  25,703
                                                                            2.137                  26,069
                                                                            1.549                  15,307
                                                                            1.332                  15,725
                                                                            1.368                  18,452
                                                                            1.102                  60,851
                                                                            0.836                  59,738
                                                                            1.388                  48,553
                                                                            1.269                  11,402
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.932                  29,687
                                                                            1.881                  18,264
                                                                            1.438                  37,838
                                                                            1.266                  87,923
                                                                            1.435                 128,168
                                                                            1.223                 144,548
                                                                            0.965                 137,581
                                                                            1.315                 116,308
                                                                            1.353                  63,505
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.902                      --
                                                                            0.913                      --
                                                                            1.244                      --
                                                                            1.192                      --

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2014   2.027           2.092                 110,899
                                                                          2013   1.909           2.027                 118,929
                                                                          2012   1.718           1.909                 153,382
                                                                          2011   1.670           1.718                 146,258
                                                                          2010   1.503           1.670                 198,592
                                                                          2009   1.117           1.503                 249,155
                                                                          2008   1.394           1.117                 202,705
                                                                          2007   1.329           1.394                 342,408
                                                                          2006   1.270           1.329                 574,161
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.829           0.787                      --
                                                                          2008   1.472           0.829                 337,188
                                                                          2007   1.340           1.472                 506,785
                                                                          2006   1.359           1.340                 537,554
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.235           1.274                  15,498
                                                                          2013   0.971           1.235                  21,250
                                                                          2012   0.848           0.971                  27,810
                                                                          2011   0.993           0.848                  35,637
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.324           1.322                 810,682
                                                                          2013   1.018           1.324                 846,791
                                                                          2012   0.879           1.018               1,058,238
                                                                          2011   0.984           0.879               1,261,776
                                                                          2010   0.836           0.984               1,735,051
                                                                          2009   0.674           0.836               2,214,711
                                                                          2008   0.978           0.674               2,622,643
                                                                          2007   1.027           0.978               3,365,676
                                                                          2006   1.003           1.027               1,958,877
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   2.282           2.100                   1,204
                                                                          2013   2.441           2.282                   1,397
                                                                          2012   2.088           2.441                  12,137
                                                                          2011   2.608           2.088                  22,814
                                                                          2010   2.142           2.608                  26,813
                                                                          2009   1.290           2.142                  34,742
                                                                          2008   2.945           1.290                  13,320
                                                                          2007   2.341           2.945                  34,618
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.463           2.427               1,016,774
                                                                          2008   3.200           1.463               1,093,219
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.937           1.769                 143,874
                                                                          2013   1.654           1.937                 173,765
                                                                          2012   1.444           1.654                 202,318
                                                                          2011   1.648           1.444                 311,839
                                                                          2010   1.507           1.648                 330,280
                                                                          2009   1.167           1.507                 310,313
                                                                          2008   2.062           1.167                 359,515
                                                                          2007   1.967           2.062                 561,962
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.043           1.129                      --
                                                                          2012   1.009           1.043                  73,602
                                                                          2011   1.085           1.009                  69,579
                                                                          2010   0.900           1.085                 118,496
                                                                          2009   0.670           0.900                  80,073
                                                                          2008   1.107           0.670                  98,949
                                                                          2007   1.251           1.107                  11,588
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.988           1.972                   1,340
                                                                          2013   1.457           1.988                   1,407
                                                                          2012   1.358           1.457                   1,518
                                                                          2011   1.486           1.358                  29,291
                                                                          2010   1.146           1.486                  30,429
                                                                          2009   0.742           1.146                  30,114
                                                                          2008   1.340           0.742                  39,523
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2014   1.331           1.335                 987,081
                                                                          2013   1.067           1.331               1,190,193
                                                                          2012   0.897           1.067                 697,161
                                                                          2011   0.998           0.897                 979,522
                                                                          2010   0.877           0.998               1,209,322
                                                                          2009   0.639           0.877               1,666,362
                                                                          2008   1.095           0.639               1,838,210
                                                                          2007   1.049           1.095               2,240,779
                                                                          2006   0.996           1.049               2,055,848

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.419           1.437               1,110,748
                                                                          2013   1.588           1.419               1,248,411
                                                                          2012   1.480           1.588               1,606,661
                                                                          2011   1.352           1.480               1,898,630
                                                                          2010   1.275           1.352               1,949,954
                                                                          2009   1.097           1.275               2,502,184
                                                                          2008   1.197           1.097               2,786,262
                                                                          2007   1.133           1.197               3,537,567
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.642           1.679               3,729,551
                                                                          2013   1.705           1.642               4,463,758
                                                                          2012   1.590           1.705               5,327,278
                                                                          2011   1.569           1.590               6,096,907
                                                                          2010   1.478           1.569               7,176,841
                                                                          2009   1.329           1.478               9,102,928
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.964           2.143                  99,773
                                                                          2013   1.503           1.964                 157,115
                                                                          2012   1.385           1.503                 133,779
                                                                          2011   1.478           1.385                 158,623
                                                                          2010   1.295           1.478                 169,087
                                                                          2009   1.065           1.295                 343,781
                                                                          2008   1.615           1.065                 117,736
                                                                          2007   1.567           1.615                 131,153
                                                                          2006   1.460           1.567                 145,731
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147           1.265                      --
                                                                          2006   1.092           1.147                   8,773
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.701           1.746                 287,452
                                                                          2013   1.706           1.701                 342,005
                                                                          2012   1.558           1.706                 356,760
                                                                          2011   1.531           1.558                 470,107
                                                                          2010   1.390           1.531                 656,923
                                                                          2009   1.064           1.390               1,208,409
                                                                          2008   1.214           1.064               1,274,191
                                                                          2007   1.160           1.214               1,385,294
                                                                          2006   1.122           1.160               2,208,049
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.200           1.253                      --
                                                                          2012   1.090           1.200                  15,495
                                                                          2011   1.351           1.090                  15,726
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.314           1.462                 458,657
                                                                          2013   1.001           1.314                 526,332
                                                                          2012   0.864           1.001                 552,442
                                                                          2011   0.917           0.864                 631,619
                                                                          2010   0.798           0.917                 673,978
                                                                          2009   0.687           0.798                 749,610
                                                                          2008   1.098           0.687                 786,202
                                                                          2007   1.076           1.098               1,045,180
                                                                          2006   1.001           1.076               1,093,247
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.885           2.053               1,015,948
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.412           1.480                      --
                                                                          2006   1.336           1.412                 432,930
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.696           1.892                 114,159
                                                                          2013   1.288           1.696                 122,037
                                                                          2012   1.156           1.288                 155,463
                                                                          2011   1.175           1.156                 233,058
                                                                          2010   1.063           1.175                 260,063
                                                                          2009   0.908           1.063                 185,744
                                                                          2008   1.476           0.908                 234,239
                                                                          2007   1.467           1.476                 270,281
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.400           1.472                  74,693
                                                                          2013   1.437           1.400                 106,865
                                                                          2012   1.362           1.437                 171,668
                                                                          2011   1.301           1.362                 234,570
                                                                          2010   1.224           1.301                 292,811
                                                                          2009   1.139           1.224                 316,965
                                                                          2008   1.201           1.139                 333,953
                                                                          2007   1.151           1.201                 522,148
                                                                          2006   1.110           1.151                 186,368

                              PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.420           1.518                 439,632
                                                                        2013   1.077           1.420                 500,085
                                                                        2012   0.960           1.077                 589,855
                                                                        2011   1.074           0.960                 652,745
                                                                        2010   0.913           1.074                 720,036
                                                                        2009   0.726           0.913               1,048,488
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.968           0.951                 985,487
                                                                        2013   0.986           0.968               1,126,343
                                                                        2012   1.005           0.986                 703,892
                                                                        2011   1.024           1.005               1,035,035
                                                                        2010   1.043           1.024               1,214,239
                                                                        2009   1.058           1.043               1,727,401
                                                                        2008   1.047           1.058               1,346,251
                                                                        2007   1.016           1.047                 920,417
                                                                        2006   0.995           1.016                 814,212
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.675           0.667                      --
                                                                        2008   1.150           0.675                 321,611
                                                                        2007   1.217           1.150                 414,912
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.678           0.707                      --
                                                                        2008   1.252           0.678                 945,305
                                                                        2007   1.227           1.252               1,217,980
                                                                        2006   1.212           1.227               1,534,327
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.254           1.380                      --
                                                                        2012   1.105           1.254               1,029,210
                                                                        2011   1.201           1.105               1,168,932
                                                                        2010   1.069           1.201               1,508,357
                                                                        2009   0.894           1.069               1,903,920
                                                                        2008   1.494           0.894               2,250,263
                                                                        2007   1.462           1.494               2,732,435
                                                                        2006   1.428           1.462               3,423,841
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.211           1.320                 193,154
                                                                        2013   0.930           1.211                 234,038
                                                                        2012   0.855           0.930                 274,868
                                                                        2011   0.899           0.855                 302,463
                                                                        2010   0.795           0.899                 359,813
                                                                        2009   0.543           0.795                 581,592
                                                                        2008   1.019           0.543                 681,325
                                                                        2007   0.862           1.019                 980,232
                                                                        2006   0.885           0.862               1,150,626
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.920           0.996                      --
                                                                        2010   0.810           0.920                  43,726
                                                                        2009   0.627           0.810               1,077,965
                                                                        2008   1.073           0.627                 101,904
                                                                        2007   1.059           1.073                  77,136
                                                                        2006   1.002           1.059                  82,046
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.289           1.322                 430,523
                                                                        2013   1.259           1.289                 417,449
                                                                        2012   1.175           1.259                 520,839
                                                                        2011   1.159           1.175                 977,009
                                                                        2010   1.073           1.159               1,133,326
                                                                        2009   0.907           1.073               1,311,540
                                                                        2008   1.079           0.907               2,469,357
                                                                        2007   1.041           1.079                 694,072
                                                                        2006   1.001           1.041                 345,238
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.303           1.342               1,175,552
                                                                        2013   1.197           1.303               1,234,705
                                                                        2012   1.094           1.197               1,086,315
                                                                        2011   1.103           1.094                 856,186
                                                                        2010   1.007           1.103                 516,813
                                                                        2009   0.829           1.007                 682,868
                                                                        2008   1.078           0.829                 461,557
                                                                        2007   1.047           1.078                 138,575
                                                                        2006   1.002           1.047                  96,735

                  PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2014   1.299
                                                                                 2013   1.122
                                                                                 2012   1.009
                                                                                 2011   1.042
                                                                                 2010   0.938
                                                                                 2009   0.755
                                                                                 2008   1.078
                                                                                 2007   1.053
                                                                                 2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2014   1.279
                                                                                 2013   1.048
                                                                                 2012   0.926
                                                                                 2011   0.980
                                                                                 2010   0.870
                                                                                 2009   0.687
                                                                                 2008   1.078
                                                                                 2007   1.058
                                                                                 2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.750
                                                                                 2013   1.354
                                                                                 2012   1.195
                                                                                 2011   1.198
                                                                                 2010   1.066
                                                                                 2009   0.868
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2014   1.749
                                                                                 2013   1.500
                                                                                 2012   1.372
                                                                                 2011   1.368
                                                                                 2010   1.268
                                                                                 2009   1.091
                                                                                 2008   1.431
                                                                                 2007   1.399
                                                                                 2006   1.311
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2014   1.910
                                                                                 2013   1.433
                                                                                 2012   1.252
                                                                                 2011   1.264
                                                                                 2010   1.156
                                                                                 2009   0.975
                                                                                 2008   1.472
                                                                                 2007   1.393
                                                                                 2006   1.262
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   1.841
                                                                                 2013   1.477
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2014   1.416
                                                                                 2013   1.137
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2014   1.610
                                                                                 2013   1.182
                                                                                 2012   1.014
                                                                                 2011   1.047
                                                                                 2010   0.914
                                                                                 2009   0.651
                                                                                 2008   1.143
                                                                                 2007   1.067
                                                                                 2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *............... 2014   1.756
                                                                                 2013   1.241
                                                                                 2012   1.091
                                                                                 2011   1.095
                                                                                 2010   0.829
                                                                                 2009   0.609
                                                                                 2008   0.928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.150
                                                                                 2006   1.084



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.340                 638,286
                                                                                 1.299                 219,185
                                                                                 1.122                 520,086
                                                                                 1.009                 600,708
                                                                                 1.042                 609,621
                                                                                 0.938                 689,973
                                                                                 0.755                 355,115
                                                                                 1.078                 365,282
                                                                                 1.053                 138,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 1.322                 911,409
                                                                                 1.279                 554,360
                                                                                 1.048                 575,212
                                                                                 0.926                 578,356
                                                                                 0.980                 587,548
                                                                                 0.870                 319,169
                                                                                 0.687                 354,568
                                                                                 1.078               3,790,478
                                                                                 1.058               3,867,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 1.943               1,022,357
                                                                                 1.750               1,063,213
                                                                                 1.354               1,307,129
                                                                                 1.195               1,484,612
                                                                                 1.198               1,648,777
                                                                                 1.066               1,906,871
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 1.861               2,269,858
                                                                                 1.749               2,492,063
                                                                                 1.500               2,935,454
                                                                                 1.372               3,574,565
                                                                                 1.368               4,554,104
                                                                                 1.268               5,570,751
                                                                                 1.091               6,623,364
                                                                                 1.431               8,475,997
                                                                                 1.399              10,776,451
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.078                 841,320
                                                                                 1.910                 989,132
                                                                                 1.433                 338,627
                                                                                 1.252                 408,089
                                                                                 1.264                 479,929
                                                                                 1.156                 579,426
                                                                                 0.975                 741,138
                                                                                 1.472                 811,778
                                                                                 1.393                 724,652
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 1.807                  66,962
                                                                                 1.841                  72,995
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 1.386                  60,738
                                                                                 1.416                  63,268
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 1.720                 106,733
                                                                                 1.610                 115,351
                                                                                 1.182                 103,358
                                                                                 1.014                 109,972
                                                                                 1.047                 129,295
                                                                                 0.914                 166,401
                                                                                 0.651                 192,308
                                                                                 1.143                 294,582
                                                                                 1.067                 375,374
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *............... 1.839                 148,340
                                                                                 1.756                 162,202
                                                                                 1.241                 224,852
                                                                                 1.091                 279,661
                                                                                 1.095                 309,244
                                                                                 0.829                 310,798
                                                                                 0.609                 349,280
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.192                      --
                                                                                 1.150                  55,924

                   PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.180
                                                                                   2013   1.209
                                                                                   2012   1.190
                                                                                   2011   1.147
                                                                                   2010   1.102
                                                                                   2009   1.075
                                                                                   2008   1.097
                                                                                   2007   1.069
                                                                                   2006   1.035
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.520
                                                                                   2013   1.284
                                                                                   2012   1.164
                                                                                   2011   1.142
                                                                                   2010   1.061
                                                                                   2009   0.916
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.384
                                                                                   2013   1.055
                                                                                   2012   0.952
                                                                                   2011   1.010
                                                                                   2010   0.919
                                                                                   2009   0.709
                                                                                   2008   1.151
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.987
                                                                                   2005   0.977
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.111
                                                                                   2005   1.071
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.107
                                                                                   2006   1.119
                                                                                   2005   1.117
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 2009   1.283
                                                                                   2008   1.248
                                                                                   2007   1.169
                                                                                   2006   1.146
                                                                                   2005   1.140
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 2008   1.450
                                                                                   2007   1.339
                                                                                   2006   1.228
                                                                                   2005   1.167
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 2007   1.828
                                                                                   2006   1.458
                                                                                   2005   1.323
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 2007   2.157
                                                                                   2006   1.874
                                                                                   2005   1.783
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 2006   1.277
                                                                                   2005   1.196
 Travelers Convertible Securities Subaccount (3/02)............................... 2006   1.193
                                                                                   2005   1.211
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 2006   1.314
                                                                                   2005   1.191
 Travelers Equity Income Subaccount (11/01)....................................... 2006   1.360
                                                                                   2005   1.326
 Travelers Federated High Yield Subaccount (3/02)................................. 2006   1.300
                                                                                   2005   1.291
 Travelers Federated Stock Subaccount (3/02)...................................... 2006   1.100
                                                                                   2005   1.064
 Travelers Large Cap Subaccount (10/01)........................................... 2006   1.177
                                                                                   2005   1.103



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.192                      --
                                                                                   1.180                      --
                                                                                   1.209                      --
                                                                                   1.190                      --
                                                                                   1.147                      --
                                                                                   1.102                   4,767
                                                                                   1.075                   3,806
                                                                                   1.097                   5,256
                                                                                   1.069                   5,154
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.650                      --
                                                                                   1.520                      --
                                                                                   1.284                      --
                                                                                   1.164                      --
                                                                                   1.142                      --
                                                                                   1.061                      --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.503                  46,219
                                                                                   1.384                  66,285
                                                                                   1.055                  66,527
                                                                                   0.952                  94,906
                                                                                   1.010                 111,797
                                                                                   0.919                 113,066
                                                                                   0.709                 136,012
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 0.995                      --
                                                                                   0.987                 848,137
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.329                      --
                                                                                   1.111                   4,459
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.128                      --
                                                                                   1.107               4,427,645
                                                                                   1.119               4,051,146
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................. 1.325                      --
                                                                                   1.283              10,331,159
                                                                                   1.248              13,620,913
                                                                                   1.169              17,239,178
                                                                                   1.146              22,862,275
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).......................... 1.345                      --
                                                                                   1.450                  80,724
                                                                                   1.339                  85,573
                                                                                   1.228                 118,293
 Putnam VT International Equity Subaccount (Class IB) (10/01)..................... 1.977                      --
                                                                                   1.828                 638,928
                                                                                   1.458                 563,447
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01).......................... 2.302                      --
                                                                                   2.157                 987,227
                                                                                   1.874               1,262,872
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)............................ 1.359                      --
                                                                                   1.277                 625,300
 Travelers Convertible Securities Subaccount (3/02)............................... 1.270                      --
                                                                                   1.193               1,185,709
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 1.434                      --
                                                                                   1.314                 402,107
 Travelers Equity Income Subaccount (11/01)....................................... 1.428                      --
                                                                                   1.360               4,685,823
 Travelers Federated High Yield Subaccount (3/02)................................. 1.331                      --
                                                                                   1.300                 889,535
 Travelers Federated Stock Subaccount (3/02)...................................... 1.138                      --
                                                                                   1.100                 221,079
 Travelers Large Cap Subaccount (10/01)........................................... 1.212                      --
                                                                                   1.177               1,408,457

                    PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.108
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.019
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.053
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.086
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.259
                                                                                     2005   1.145
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   0.837
                                                                                     2005   0.827
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 2006   1.271
                                                                                     2005   1.258
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.169
                                                                                     2005   1.119
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.300
                                                                                     2005   1.209
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.377
                                                                                     2005   1.324
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.038
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.112
                                                                                     2005   1.092
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.121
                                                                                     2005   1.124
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.056
                                                                                     2005   1.054
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.113
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.109
                                                                                     2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.075
                                                                                     2005   1.049
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.543
                                                                                     2013   1.324
                                                                                     2012   1.219
                                                                                     2011   1.242
                                                                                     2010   1.128
                                                                                     2009   0.935
                                                                                     2008   1.274
                                                                                     2007   1.170
                                                                                     2006   1.107
                                                                                     2005   1.080
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   0.797
                                                                                     2008   1.265
                                                                                     2007   1.319
                                                                                     2006   1.158
                                                                                     2005   1.133
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.623
                                                                                     2008   1.114
                                                                                     2007   1.010
                                                                                     2006   0.963
                                                                                     2005   0.909



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.177                      --
                                                                                     1.108                   4,537
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.022                      --
                                                                                     1.019                 111,348
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.090                      --
                                                                                     1.053                 127,111
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.132                      --
                                                                                     1.086               3,605,600
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.049                      --
                                                                                     1.030                   4,434
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 1.336                      --
                                                                                     1.259                 577,073
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 0.885                      --
                                                                                     0.837               1,379,504
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 1.311                      --
                                                                                     1.271              14,835,633
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.262                      --
                                                                                     1.169                 534,003
 Travelers Mondrian International Stock Subaccount (3/02)........................... 1.492                      --
                                                                                     1.300                 900,979
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.460                      --
                                                                                     1.377                 135,007
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 1.092                      --
                                                                                     1.038                   2,873
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 1.122                      --
                                                                                     1.112               2,085,055
 Travelers Quality Bond Subaccount (3/02)........................................... 1.110                      --
                                                                                     1.121               1,128,780
 Travelers Strategic Equity Subaccount (11/01)...................................... 1.101                      --
                                                                                     1.056                 968,595
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.281                      --
                                                                                     1.113                   8,406
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.271                      --
                                                                                     1.109                  15,029
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.035                      --
                                                                                     1.075                   4,894
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 1.656                      --
                                                                                     1.543                      --
                                                                                     1.324                      --
                                                                                     1.219                      --
                                                                                     1.242                      --
                                                                                     1.128                      --
                                                                                     0.935                      --
                                                                                     1.274                      --
                                                                                     1.170                      --
                                                                                     1.107                      --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 0.772                      --
                                                                                     0.797                 537,009
                                                                                     1.265                 766,683
                                                                                     1.319                 906,464
                                                                                     1.158               1,240,004
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 0.638                      --
                                                                                     0.623                  16,681
                                                                                     1.114                  53,456
                                                                                     1.010                  53,468
                                                                                     0.963                  66,019

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.073
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.080
                                                                              2005   1.049
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.184
                                                                              2005   1.057
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   1.971
                                                                              2013   1.565
                                                                              2012   1.310
                                                                              2011   1.475
                                                                              2010   1.354
                                                                              2009   0.976
                                                                              2008   1.625
                                                                              2007   1.452
                                                                              2006   1.237
                                                                              2005   1.112
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.688
                                                                              2013   1.331
                                                                              2012   1.158
                                                                              2011   1.241
                                                                              2010   1.073
                                                                              2009   0.790
                                                                              2008   1.446
                                                                              2007   1.320
                                                                              2006   1.229
                                                                              2005   1.085
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.515
                                                                              2013   1.164
                                                                              2012   1.017
                                                                              2011   1.062
                                                                              2010   0.978
                                                                              2009   0.765
                                                                              2008   1.262
                                                                              2007   1.233
                                                                              2006   1.097
                                                                              2005   1.064
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.346
                                                                              2005   1.168
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02)...................... 2007   2.071
                                                                              2006   1.603
                                                                              2005   1.285
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.344
                                                                              2005   1.286
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 2008   1.232
                                                                              2007   1.180
                                                                              2006   1.039
                                                                              2005   1.021
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 2008   0.988
                                                                              2007   1.140
                                                                              2006   1.127
                                                                              2005   1.092
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.198
                                                                              2005   1.116
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.200
                                                                              2005   1.118



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.145                     --
                                                                              1.073                     --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 1.131                     --
                                                                              1.080                     --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 1.146                     --
                                                                              1.184                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 1.966                     --
                                                                              1.971                     --
                                                                              1.565                  3,568
                                                                              1.310                  3,568
                                                                              1.475                 29,282
                                                                              1.354                 11,334
                                                                              0.976                 14,388
                                                                              1.625                 14,393
                                                                              1.452                 28,294
                                                                              1.237                 13,476
 American Funds Growth Subaccount (Class 2) (11/99).......................... 1.786                199,609
                                                                              1.688                222,635
                                                                              1.331                298,531
                                                                              1.158                296,823
                                                                              1.241                367,567
                                                                              1.073                455,407
                                                                              0.790                472,309
                                                                              1.446                520,965
                                                                              1.320                499,533
                                                                              1.229                411,119
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 1.634                245,960
                                                                              1.515                255,581
                                                                              1.164                378,861
                                                                              1.017                380,055
                                                                              1.062                384,691
                                                                              0.978                385,454
                                                                              0.765                429,948
                                                                              1.262                460,412
                                                                              1.233                431,176
                                                                              1.097                345,177
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 1.328                     --
                                                                              1.346                     --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02)...................... 2.163                     --
                                                                              2.071                     --
                                                                              1.603                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 1.738                     --
                                                                              1.344                 13,433
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 1.176                     --
                                                                              1.232                     --
                                                                              1.180                     --
                                                                              1.039                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 0.930                     --
                                                                              0.988                 12,899
                                                                              1.140                 10,895
                                                                              1.127                  6,832
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.299                     --
                                                                              1.198                  1,287
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.334                     --
                                                                              1.200                 97,012

                    PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 2014   1.799
                                                                                      2013   1.409
                                                                                      2012   1.245
                                                                                      2011   1.313
                                                                                      2010   1.152
                                                                                      2009   0.873
                                                                                      2008   1.562
                                                                                      2007   1.366
                                                                                      2006   1.258
                                                                                      2005   1.106
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.869
                                                                                      2013   1.387
                                                                                      2012   1.164
                                                                                      2011   1.228
                                                                                      2010   1.068
                                                                                      2009   0.806
                                                                                      2008   1.411
                                                                                      2007   1.356
                                                                                      2006   1.222
                                                                                      2005   1.039
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.245
                                                                                      2013   1.695
                                                                                      2012   1.518
                                                                                      2011   1.746
                                                                                      2010   1.393
                                                                                      2009   1.023
                                                                                      2008   1.737
                                                                                      2007   1.546
                                                                                      2006   1.410
                                                                                      2005   1.226
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.184
                                                                                      2005   1.099
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.454
                                                                                      2007   1.955
                                                                                      2006   1.566
                                                                                      2005   1.260
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.632
                                                                                      2013   1.361
                                                                                      2012   1.181
                                                                                      2011   1.356
                                                                                      2010   1.283
                                                                                      2009   0.960
                                                                                      2008   1.653
                                                                                      2007   1.468
                                                                                      2006   1.240
                                                                                      2005   1.155
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 2006   1.187
                                                                                      2005   1.118
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.061
                                                                                      2005   1.075
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.120
                                                                                      2005   1.067
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.184
                                                                                      2009   0.967
                                                                                      2008   1.397
                                                                                      2007   1.178
                                                                                      2006   1.136
                                                                                      2005   1.038
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.370
                                                                                      2007   1.285
                                                                                      2006   1.117
                                                                                      2005   1.086



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 1.958                 33,475
                                                                                      1.799                 34,166
                                                                                      1.409                 86,770
                                                                                      1.245                 85,220
                                                                                      1.313                 85,573
                                                                                      1.152                 85,744
                                                                                      0.873                 89,902
                                                                                      1.562                133,277
                                                                                      1.366                 97,234
                                                                                      1.258                140,081
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2.016                     --
                                                                                      1.869                     --
                                                                                      1.387                     --
                                                                                      1.164                     --
                                                                                      1.228                     --
                                                                                      1.068                     --
                                                                                      0.806                     --
                                                                                      1.411                     --
                                                                                      1.356                     --
                                                                                      1.222                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2.320                 46,607
                                                                                      2.245                 52,315
                                                                                      1.695                109,925
                                                                                      1.518                109,459
                                                                                      1.746                110,499
                                                                                      1.393                120,817
                                                                                      1.023                144,604
                                                                                      1.737                136,963
                                                                                      1.546                145,334
                                                                                      1.410                163,704
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.367                     --
                                                                                      1.184                 62,704
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2.226                     --
                                                                                      2.454                 20,553
                                                                                      1.955                  9,036
                                                                                      1.566                 10,108
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.414                 48,486
                                                                                      1.632                 47,068
                                                                                      1.361                 15,037
                                                                                      1.181                 15,256
                                                                                      1.356                 15,023
                                                                                      1.283                 55,818
                                                                                      0.960                 63,067
                                                                                      1.653                 61,363
                                                                                      1.468                141,961
                                                                                      1.240                136,574
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 1.409                     --
                                                                                      1.187                142,910
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 1.082                     --
                                                                                      1.061                  7,363
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 1.153                     --
                                                                                      1.120                     --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 1.197                     --
                                                                                      1.184                     --
                                                                                      0.967                     --
                                                                                      1.397                     --
                                                                                      1.178                     --
                                                                                      1.136                     --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 1.286                     --
                                                                                      1.370                     --
                                                                                      1.285                     --
                                                                                      1.117                     --

                  PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.444
                                                                                  2010   1.191
                                                                                  2009   0.779
                                                                                  2008   1.426
                                                                                  2007   1.202
                                                                                  2006   1.143
                                                                                  2005   1.051
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.140
                                                                                  2005   1.125
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.881
                                                                                  2013   1.306
                                                                                  2012   1.128
                                                                                  2011   1.129
                                                                                  2010   0.927
                                                                                  2009   0.707
                                                                                  2008   1.216
                                                                                  2007   1.269
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.419
                                                                                  2013   1.102
                                                                                  2012   0.983
                                                                                  2011   1.075
                                                                                  2010   0.946
                                                                                  2009   0.750
                                                                                  2008   1.213
                                                                                  2007   1.275
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.637
                                                                                  2013   1.292
                                                                                  2012   1.143
                                                                                  2011   1.143
                                                                                  2010   1.041
                                                                                  2009   0.875
                                                                                  2008   1.269
                                                                                  2007   1.234
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.473
                                                                                  2013   1.096
                                                                                  2012   0.934
                                                                                  2011   0.964
                                                                                  2010   0.901
                                                                                  2009   0.649
                                                                                  2008   1.062
                                                                                  2007   1.067
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.593
                                                                                  2013   1.235
                                                                                  2012   1.087
                                                                                  2011   1.063
                                                                                  2010   0.996
                                                                                  2009   0.820
                                                                                  2008   1.308
                                                                                  2007   1.291
                                                                                  2006   1.120
                                                                                  2005   1.078
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.273
                                                                                  2013   1.586
                                                                                  2012   1.362
                                                                                  2011   1.378
                                                                                  2010   1.129
                                                                                  2009   0.811
                                                                                  2008   1.404
                                                                                  2007   1.309
                                                                                  2006   1.191
                                                                                  2005   1.165
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.759
                                                                                  2008   1.247
                                                                                  2007   1.219
                                                                                  2006   1.086
                                                                                  2005   1.069



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 1.541                    --
                                                                                  1.444                    --
                                                                                  1.191                    --
                                                                                  0.779                    --
                                                                                  1.426                    --
                                                                                  1.202                    --
                                                                                  1.143                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.269                    --
                                                                                  1.140                89,672
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.208                22,356
                                                                                  1.881                25,233
                                                                                  1.306                26,217
                                                                                  1.128                27,444
                                                                                  1.129                33,724
                                                                                  0.927                40,121
                                                                                  0.707                39,332
                                                                                  1.216                38,527
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.423                    --
                                                                                  1.419                   447
                                                                                  1.102                   449
                                                                                  0.983                   452
                                                                                  1.075                   714
                                                                                  0.946                   717
                                                                                  0.750                   720
                                                                                  1.213                   723
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.772                 1,300
                                                                                  1.637                 1,306
                                                                                  1.292                 1,313
                                                                                  1.143                 1,321
                                                                                  1.143                 2,087
                                                                                  1.041                25,809
                                                                                  0.875                 8,784
                                                                                  1.269                49,687
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.636                    --
                                                                                  1.473                    --
                                                                                  1.096                    --
                                                                                  0.934                    --
                                                                                  0.964                    --
                                                                                  0.901                 5,454
                                                                                  0.649                12,988
                                                                                  1.062                12,920
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 1.735                26,759
                                                                                  1.593                26,759
                                                                                  1.235                10,776
                                                                                  1.087                10,785
                                                                                  1.063                11,644
                                                                                  0.996                11,654
                                                                                  0.820                15,002
                                                                                  1.308                15,002
                                                                                  1.291                15,002
                                                                                  1.120                15,002
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2.306                    --
                                                                                  2.273                    --
                                                                                  1.586                    --
                                                                                  1.362                    --
                                                                                  1.378                    --
                                                                                  1.129                    --
                                                                                  0.811                 2,859
                                                                                  1.404                 2,877
                                                                                  1.309                    --
                                                                                  1.191                    --
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 0.737                    --
                                                                                  0.759                    --
                                                                                  1.247                    --
                                                                                  1.219                    --
                                                                                  1.086                    --

                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.933
                                                                               2010   0.877
                                                                               2009   0.766
                                                                               2008   0.997
                                                                               2007   1.009
                                                                               2006   0.995
                                                                               2005   0.997
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01).................................. 2007   1.233
                                                                               2006   1.071
                                                                               2005   1.056
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02).......................... 2007   1.031
                                                                               2006   1.015
                                                                               2005   0.990
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................ 2007   1.222
                                                                               2006   1.128
                                                                               2005   1.053
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................ 2007   1.178
                                                                               2006   1.075
                                                                               2005   1.064
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.264
                                                                               2006   1.106
                                                                               2005   1.098
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.338
                                                                               2006   1.223
                                                                               2005   1.159
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.084
                                                                               2005   1.070
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.305
                                                                               2007   1.262
                                                                               2006   1.334
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.698
                                                                               2013   1.585
                                                                               2012   1.391
                                                                               2011   1.390
                                                                               2010   1.227
                                                                               2009   0.854
                                                                               2008   1.155
                                                                               2007   1.153
                                                                               2006   1.101
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   0.985
                                                                               2013   0.973
                                                                               2012   0.791
                                                                               2011   0.856
                                                                               2010   0.755
                                                                               2009   0.574
                                                                               2008   1.007
                                                                               2007   1.212
                                                                               2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   1.981
                                                                               2013   1.574
                                                                               2012   1.315
                                                                               2011   1.455
                                                                               2010   1.361
                                                                               2009   0.975
                                                                               2008   1.720
                                                                               2007   1.353
                                                                               2006   1.328
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.051



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.920                     --
                                                                               0.933                    717
                                                                               0.877                    720
                                                                               0.766                    723
                                                                               0.997                    726
                                                                               1.009                    728
                                                                               0.995                    731
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01).................................. 1.290                     --
                                                                               1.233                     --
                                                                               1.071                     --
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02).......................... 1.071                     --
                                                                               1.031                     --
                                                                               1.015                     --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................ 1.261                     --
                                                                               1.222                 28,805
                                                                               1.128                 29,935
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................ 1.227                     --
                                                                               1.178                     --
                                                                               1.075                     --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 1.310                     --
                                                                               1.264                 21,522
                                                                               1.106                 28,907
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 1.470                     --
                                                                               1.338                165,277
                                                                               1.223                161,706
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 1.115                     --
                                                                               1.084                     --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 1.254                     --
                                                                               1.305                     --
                                                                               1.262                     --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 1.714                  6,617
                                                                               1.698                  5,880
                                                                               1.585                  5,853
                                                                               1.391                  5,835
                                                                               1.390                  5,890
                                                                               1.227                  6,066
                                                                               0.854                  7,463
                                                                               1.155                  7,733
                                                                               1.153                     --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 1.091                  7,615
                                                                               0.985                  7,733
                                                                               0.973                  7,844
                                                                               0.791                  7,959
                                                                               0.856                  8,089
                                                                               0.755                 10,251
                                                                               0.574                 12,570
                                                                               1.007                 23,926
                                                                               1.212                 15,382
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2.057                 13,144
                                                                               1.981                 17,970
                                                                               1.574                 17,970
                                                                               1.315                 17,970
                                                                               1.455                 28,613
                                                                               1.361                 17,970
                                                                               0.975                 17,970
                                                                               1.720                 17,970
                                                                               1.353                     --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2.293                     --

               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.989
                                                                            2013   1.560
                                                                            2012   1.236
                                                                            2011   1.474
                                                                            2010   1.296
                                                                            2009   0.855
                                                                            2008   1.480
                                                                            2007   1.531
                                                                            2006   1.398
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.571
                                                                            2013   1.190
                                                                            2012   1.030
                                                                            2011   1.073
                                                                            2010   0.958
                                                                            2009   0.772
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.254
                                                                            2013   0.987
                                                                            2012   0.883
                                                                            2011   0.941
                                                                            2010   0.769
                                                                            2009   0.623
                                                                            2008   1.044
                                                                            2007   1.065
                                                                            2006   1.002
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.012
                                                                            2013   1.469
                                                                            2012   1.271
                                                                            2011   1.315
                                                                            2010   1.067
                                                                            2009   0.815
                                                                            2008   1.363
                                                                            2007   1.255
                                                                            2006   1.272
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.770
                                                                            2013   1.363
                                                                            2012   1.209
                                                                            2011   1.380
                                                                            2010   1.184
                                                                            2009   0.941
                                                                            2008   1.291
                                                                            2007   1.337
                                                                            2006   1.263
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.884
                                                                            2008   1.213
                                                                            2007   1.171
                                                                            2006   1.115
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.637
                                                                            2013   1.552
                                                                            2012   1.407
                                                                            2011   1.377
                                                                            2010   1.248
                                                                            2009   0.934
                                                                            2008   1.174
                                                                            2007   1.127
                                                                            2006   1.082
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.710
                                                                            2008   1.269
                                                                            2007   1.164
                                                                            2006   1.185
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.170
                                                                            2013   0.927
                                                                            2012   0.815
                                                                            2011   0.958



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.832                  2,093
                                                                            1.989                  2,095
                                                                            1.560                  2,097
                                                                            1.236                     --
                                                                            1.474                     --
                                                                            1.296                     --
                                                                            0.855                     --
                                                                            1.480                 31,902
                                                                            1.531                     --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.674                  9,901
                                                                            1.571                 10,167
                                                                            1.190                 10,443
                                                                            1.030                 10,817
                                                                            1.073                 10,932
                                                                            0.958                 84,561
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.341                 48,827
                                                                            1.254                 49,683
                                                                            0.987                118,804
                                                                            0.883                119,359
                                                                            0.941                124,970
                                                                            0.769                127,539
                                                                            0.623                128,510
                                                                            1.044                146,333
                                                                            1.065                     --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.122                 62,454
                                                                            2.012                 62,454
                                                                            1.469                     --
                                                                            1.271                     --
                                                                            1.315                     --
                                                                            1.067                     --
                                                                            0.815                     --
                                                                            1.363                     --
                                                                            1.255                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.806                 17,574
                                                                            1.770                 17,875
                                                                            1.363                 18,158
                                                                            1.209                 18,453
                                                                            1.380                 26,024
                                                                            1.184                 11,792
                                                                            0.941                 11,795
                                                                            1.291                 11,798
                                                                            1.337                    725
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.872                     --
                                                                            0.884                     --
                                                                            1.213                     --
                                                                            1.171                     --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.678                     --
                                                                            1.637                     --
                                                                            1.552                     --
                                                                            1.407                     --
                                                                            1.377                     --
                                                                            1.248                     --
                                                                            0.934                     --
                                                                            1.174                     --
                                                                            1.127                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.672                     --
                                                                            0.710                     --
                                                                            1.269                     --
                                                                            1.164                     --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 1.199                     --
                                                                            1.170                     --
                                                                            0.927                 32,395
                                                                            0.815                 31,658

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.255           1.244                153,678
                                                                          2013   0.972           1.255                155,678
                                                                          2012   0.845           0.972                158,747
                                                                          2011   0.952           0.845                161,943
                                                                          2010   0.815           0.952                233,306
                                                                          2009   0.661           0.815                306,398
                                                                          2008   0.966           0.661                317,703
                                                                          2007   1.022           0.966                322,152
                                                                          2006   1.003           1.022                355,273
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   1.999           1.827                     --
                                                                          2013   2.154           1.999                     --
                                                                          2012   1.855           2.154                     --
                                                                          2011   2.333           1.855                     --
                                                                          2010   1.930           2.333                     --
                                                                          2009   1.170           1.930                     --
                                                                          2008   2.691           1.170                     --
                                                                          2007   2.149           2.691                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.014           1.671                 20,553
                                                                          2008   2.229           1.014                 20,553
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.591           1.443                 17,808
                                                                          2013   1.368           1.591                 37,868
                                                                          2012   1.203           1.368                 38,126
                                                                          2011   1.382           1.203                 38,396
                                                                          2010   1.273           1.382                 38,700
                                                                          2009   0.992           1.273                 39,314
                                                                          2008   1.766           0.992                 39,314
                                                                          2007   1.693           1.766                 39,769
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.989           1.068                     --
                                                                          2012   0.964           0.989                  6,640
                                                                          2011   1.044           0.964                 11,672
                                                                          2010   0.871           1.044                 12,204
                                                                          2009   0.654           0.871                 12,212
                                                                          2008   1.087           0.654                 11,114
                                                                          2007   1.234           1.087                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.705           1.679                     --
                                                                          2013   1.258           1.705                     --
                                                                          2012   1.181           1.258                     --
                                                                          2011   1.302           1.181                     --
                                                                          2010   1.011           1.302                     --
                                                                          2009   0.659           1.011                     --
                                                                          2008   1.196           0.659                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.262           1.256                 87,959
                                                                          2013   1.018           1.262                130,779
                                                                          2012   0.862           1.018                 97,668
                                                                          2011   0.965           0.862                 97,668
                                                                          2010   0.854           0.965                123,094
                                                                          2009   0.627           0.854                169,272
                                                                          2008   1.082           0.627                171,373
                                                                          2007   1.044           1.082                180,313
                                                                          2006   0.996           1.044                152,363
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.272           1.279                 85,608
                                                                          2013   1.433           1.272                 84,953
                                                                          2012   1.345           1.433                189,639
                                                                          2011   1.238           1.345                273,402
                                                                          2010   1.175           1.238                250,841
                                                                          2009   1.019           1.175                257,201
                                                                          2008   1.119           1.019                257,385
                                                                          2007   1.064           1.119                288,401
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.411           1.433                174,479
                                                                          2013   1.475           1.411                193,110
                                                                          2012   1.385           1.475                285,650
                                                                          2011   1.377           1.385                281,216
                                                                          2010   1.306           1.377                322,528
                                                                          2009   1.179           1.306                333,892

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.521           1.648                     --
                                                                          2013   1.173           1.521                     --
                                                                          2012   1.088           1.173                     --
                                                                          2011   1.169           1.088                     --
                                                                          2010   1.032           1.169                 16,414
                                                                          2009   0.854           1.032                 23,018
                                                                          2008   1.305           0.854                 23,018
                                                                          2007   1.275           1.305                 23,018
                                                                          2006   1.193           1.275                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.248                     --
                                                                          2006   1.085           1.134                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.612           1.644                111,888
                                                                          2013   1.629           1.612                114,183
                                                                          2012   1.497           1.629                171,334
                                                                          2011   1.482           1.497                171,286
                                                                          2010   1.355           1.482                275,496
                                                                          2009   1.044           1.355                237,652
                                                                          2008   1.200           1.044                259,366
                                                                          2007   1.155           1.200                276,798
                                                                          2006   1.122           1.155                255,887
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.347           1.403                     --
                                                                          2012   1.233           1.347                     --
                                                                          2011   1.535           1.233                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.246           1.375                 29,630
                                                                          2013   0.955           1.246                 29,446
                                                                          2012   0.831           0.955                 65,966
                                                                          2011   0.888           0.831                 62,041
                                                                          2010   0.778           0.888                 61,511
                                                                          2009   0.674           0.778                 62,264
                                                                          2008   1.085           0.674                 64,252
                                                                          2007   1.071           1.085                 69,200
                                                                          2006   1.001           1.071                 44,716
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.424           1.544                    445
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.366           1.428                     --
                                                                          2006   1.298           1.366                 64,367
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.562           1.730                  9,535
                                                                          2013   1.194           1.562                 10,263
                                                                          2012   1.079           1.194                 10,386
                                                                          2011   1.105           1.079                 10,332
                                                                          2010   1.007           1.105                 10,636
                                                                          2009   0.866           1.007                 65,902
                                                                          2008   1.418           0.866                 67,223
                                                                          2007   1.416           1.418                 65,276
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.205           1.258                     --
                                                                          2013   1.246           1.205                     --
                                                                          2012   1.189           1.246                     --
                                                                          2011   1.144           1.189                     --
                                                                          2010   1.084           1.144                     --
                                                                          2009   1.015           1.084                     --
                                                                          2008   1.079           1.015                     --
                                                                          2007   1.041           1.079                     --
                                                                          2006   1.009           1.041                     --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.265           1.343                     --
                                                                          2013   0.967           1.265                     --
                                                                          2012   0.868           0.967                     --
                                                                          2011   0.977           0.868                     --
                                                                          2010   0.837           0.977                     --
                                                                          2009   0.669           0.837                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.924           0.901                    320
                                                                          2013   0.948           0.924                 29,278
                                                                          2012   0.972           0.948                 28,685
                                                                          2011   0.997           0.972                 59,312
                                                                          2010   1.023           0.997                129,181
                                                                          2009   1.045           1.023                313,968
                                                                          2008   1.042           1.045                275,101
                                                                          2007   1.018           1.042                142,532
                                                                          2006   1.002           1.018                251,652

                              PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.653           0.643                     --
                                                                        2008   1.120           0.653                     --
                                                                        2007   1.191           1.120                     --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.626           0.651                     --
                                                                        2008   1.163           0.626                  3,340
                                                                        2007   1.148           1.163                  3,342
                                                                        2006   1.140           1.148                  3,342
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.985           1.081                     --
                                                                        2012   0.874           0.985                     --
                                                                        2011   0.956           0.874                     --
                                                                        2010   0.857           0.956                     --
                                                                        2009   0.722           0.857                     --
                                                                        2008   1.215           0.722                  5,620
                                                                        2007   1.197           1.215                  5,624
                                                                        2006   1.174           1.197                  5,624
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.475           1.596                     --
                                                                        2013   1.140           1.475                     --
                                                                        2012   1.055           1.140                     --
                                                                        2011   1.118           1.055                     --
                                                                        2010   0.995           1.118                     --
                                                                        2009   0.684           0.995                     --
                                                                        2008   1.294           0.684                     --
                                                                        2007   1.102           1.294                     --
                                                                        2006   1.136           1.102                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.890           0.961                     --
                                                                        2010   0.789           0.890                 32,336
                                                                        2009   0.616           0.789                 32,271
                                                                        2008   1.060           0.616                 30,912
                                                                        2007   1.054           1.060                 29,813
                                                                        2006   1.002           1.054                 30,598
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.221           1.244                     --
                                                                        2013   1.201           1.221                     --
                                                                        2012   1.129           1.201                     --
                                                                        2011   1.121           1.129                     --
                                                                        2010   1.045           1.121                     --
                                                                        2009   0.890           1.045                     --
                                                                        2008   1.066           0.890                     --
                                                                        2007   1.036           1.066                     --
                                                                        2006   1.001           1.036                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.235           1.263                     --
                                                                        2013   1.142           1.235                     --
                                                                        2012   1.051           1.142                     --
                                                                        2011   1.067           1.051                     --
                                                                        2010   0.981           1.067                     --
                                                                        2009   0.814           0.981                     --
                                                                        2008   1.065           0.814                     --
                                                                        2007   1.043           1.065                     --
                                                                        2006   1.002           1.043                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.231           1.261                     --
                                                                        2013   1.071           1.231                     --
                                                                        2012   0.970           1.071                     --
                                                                        2011   1.009           0.970                     --
                                                                        2010   0.914           1.009                     --
                                                                        2009   0.741           0.914                     --
                                                                        2008   1.066           0.741                     --
                                                                        2007   1.048           1.066                     --
                                                                        2006   1.002           1.048                286,616
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.212           1.244                187,959
                                                                        2013   1.000           1.212                150,039
                                                                        2012   0.890           1.000                103,941
                                                                        2011   0.948           0.890                223,429
                                                                        2010   0.848           0.948                222,561
                                                                        2009   0.674           0.848                222,677
                                                                        2008   1.065           0.674                224,467
                                                                        2007   1.053           1.065                225,359
                                                                        2006   1.002           1.053                224,275

                   PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.488
                                                                                   2013   1.159
                                                                                   2012   1.030
                                                                                   2011   1.040
                                                                                   2010   0.932
                                                                                   2009   0.762
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.429
                                                                                   2013   1.234
                                                                                   2012   1.137
                                                                                   2011   1.141
                                                                                   2010   1.065
                                                                                   2009   0.923
                                                                                   2008   1.219
                                                                                   2007   1.201
                                                                                   2006   1.131
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.803
                                                                                   2013   1.363
                                                                                   2012   1.199
                                                                                   2011   1.219
                                                                                   2010   1.122
                                                                                   2009   0.953
                                                                                   2008   1.449
                                                                                   2007   1.381
                                                                                   2006   1.258
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.623
                                                                                   2013   1.308
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.333
                                                                                   2013   1.076
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.525
                                                                                   2013   1.128
                                                                                   2012   0.975
                                                                                   2011   1.014
                                                                                   2010   0.891
                                                                                   2009   0.639
                                                                                   2008   1.130
                                                                                   2007   1.062
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.695
                                                                                   2013   1.206
                                                                                   2012   1.068
                                                                                   2011   1.080
                                                                                   2010   0.822
                                                                                   2009   0.609
                                                                                   2008   0.932
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142
                                                                                   2006   1.082
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.131
                                                                                   2013   1.167
                                                                                   2012   1.157
                                                                                   2011   1.123
                                                                                   2010   1.087
                                                                                   2009   1.067
                                                                                   2008   1.097
                                                                                   2007   1.077
                                                                                   2006   1.047
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.421
                                                                                   2013   1.209
                                                                                   2012   1.104
                                                                                   2011   1.091
                                                                                   2010   1.021
                                                                                   2009   0.885
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.354
                                                                                   2013   1.039
                                                                                   2012   0.944
                                                                                   2011   1.009
                                                                                   2010   0.924
                                                                                   2009   0.718
                                                                                   2008   1.171



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.640                     --
                                                                                   1.488                     --
                                                                                   1.159                     --
                                                                                   1.030                     --
                                                                                   1.040                     --
                                                                                   0.932                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.510                128,641
                                                                                   1.429                126,604
                                                                                   1.234                204,586
                                                                                   1.137                204,337
                                                                                   1.141                204,634
                                                                                   1.065                199,998
                                                                                   0.923                205,532
                                                                                   1.219                247,851
                                                                                   1.201                243,154
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 1.948                     --
                                                                                   1.803                 19,610
                                                                                   1.363                 19,610
                                                                                   1.199                 19,610
                                                                                   1.219                 46,844
                                                                                   1.122                108,178
                                                                                   0.953                116,387
                                                                                   1.449                115,891
                                                                                   1.381                 77,332
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 1.582                     --
                                                                                   1.623                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.296                     --
                                                                                   1.333                     --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.618                     --
                                                                                   1.525                     --
                                                                                   1.128                     --
                                                                                   0.975                     --
                                                                                   1.014                     --
                                                                                   0.891                     --
                                                                                   0.639                     --
                                                                                   1.130                     --
                                                                                   1.062                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 1.763                  9,415
                                                                                   1.695                  9,390
                                                                                   1.206                 10,318
                                                                                   1.068                 10,224
                                                                                   1.080                 10,821
                                                                                   0.822                 12,570
                                                                                   0.609                 13,323
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.182                     --
                                                                                   1.142                  8,023
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.135                    256
                                                                                   1.131                    330
                                                                                   1.167                    272
                                                                                   1.157                    265
                                                                                   1.123                    259
                                                                                   1.087                    245
                                                                                   1.067                    198
                                                                                   1.097                    304
                                                                                   1.077                    282
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.532                     --
                                                                                   1.421                     --
                                                                                   1.209                     --
                                                                                   1.104                     --
                                                                                   1.091                     --
                                                                                   1.021                     --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.460                     --
                                                                                   1.354                     --
                                                                                   1.039                     --
                                                                                   0.944                     --
                                                                                   1.009                     --
                                                                                   0.924                     --
                                                                                   0.718                     --

                    PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.996
                                                                                     2005   0.993
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.094
                                                                                     2005   1.062
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.042
                                                                                     2006   1.061
                                                                                     2005   1.066
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.142
                                                                                     2008   1.118
                                                                                     2007   1.055
                                                                                     2006   1.042
                                                                                     2005   1.043
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.297
                                                                                     2007   1.206
                                                                                     2006   1.114
                                                                                     2005   1.066
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.577
                                                                                     2006   1.266
                                                                                     2005   1.158
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.422
                                                                                     2006   1.243
                                                                                     2005   1.192
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.117
                                                                                     2005   1.053
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.019
                                                                                     2005   1.041
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.225
                                                                                     2005   1.118
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.121
                                                                                     2005   1.101
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.077
                                                                                     2005   1.077
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.107
                                                                                     2005   1.078
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.110
                                                                                     2005   1.047
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.103
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.081
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.227
                                                                                     2005   1.123
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   1.077
                                                                                     2005   1.072
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 2006   1.099
                                                                                     2005   1.095
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.168
                                                                                     2005   1.125



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 1.002                     --
                                                                                     0.996                 39,858
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 1.302                     --
                                                                                     1.094                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.059                     --
                                                                                     1.042                354,078
                                                                                     1.061                298,845
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 1.176                     --
                                                                                     1.142                338,553
                                                                                     1.118                384,569
                                                                                     1.055                374,764
                                                                                     1.042                357,897
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 1.200                     --
                                                                                     1.297                     --
                                                                                     1.206                     --
                                                                                     1.114                     --
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 1.702                     --
                                                                                     1.577                     --
                                                                                     1.266                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 1.514                     --
                                                                                     1.422                 15,345
                                                                                     1.243                 19,791
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 1.185                     --
                                                                                     1.117                     --
 Travelers Convertible Securities Subaccount (3/02)................................. 1.082                     --
                                                                                     1.019                     --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 1.334                     --
                                                                                     1.225                     --
 Travelers Equity Income Subaccount (11/01)......................................... 1.174                     --
                                                                                     1.121                 18,454
 Travelers Federated High Yield Subaccount (3/02)................................... 1.101                     --
                                                                                     1.077                     --
 Travelers Federated Stock Subaccount (3/02)........................................ 1.143                     --
                                                                                     1.107                     --
 Travelers Large Cap Subaccount (10/01)............................................. 1.140                     --
                                                                                     1.110                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.169                     --
                                                                                     1.103                 26,398
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.015                     --
                                                                                     1.015                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.083                     --
                                                                                     1.049                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.124                     --
                                                                                     1.081                456,630
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.043                     --
                                                                                     1.026                     --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 1.298                     --
                                                                                     1.227                 79,209
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 1.136                     --
                                                                                     1.077                     --
 Travelers MFS(R) Total Return Subaccount (10/01)................................... 1.131                     --
                                                                                     1.099                268,929
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.258                     --
                                                                                     1.168                 27,601

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.221           1.398                     --
                                                                          2005   1.144           1.221                     --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.128           1.193                     --
                                                                          2005   1.092           1.128                     --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.034           1.085                     --
                                                                          2005   1.000           1.034                     --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.114           1.122                     --
                                                                          2005   1.103           1.114                159,981
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.021           1.009                     --
                                                                          2005   1.031           1.021                     --
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.091           1.135                     --
                                                                          2005   1.097           1.091                  2,635
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.109           1.272                     --
                                                                          2005   1.000           1.109                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104           1.263                     --
                                                                          2005   1.000           1.104                    728
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.090           1.047                     --
                                                                          2005   1.071           1.090                    252
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.441           1.536                     --
                                                                          2013   1.246           1.441                     --
                                                                          2012   1.154           1.246                     --
                                                                          2011   1.184           1.154                     --
                                                                          2010   1.083           1.184                     --
                                                                          2009   0.905           1.083                     --
                                                                          2008   1.241           0.905                     --
                                                                          2007   1.148           1.241                     --
                                                                          2006   1.093           1.148                     --
                                                                          2005   1.074           1.093                     --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.773           0.747                     --
                                                                          2008   1.235           0.773                 84,250
                                                                          2007   1.297           1.235                 84,309
                                                                          2006   1.147           1.297                 83,915
                                                                          2005   1.130           1.147                 80,902
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.690           0.705                     --
                                                                          2008   1.244           0.690                     --
                                                                          2007   1.135           1.244                     --
                                                                          2006   1.090           1.135                     --
                                                                          2005   1.036           1.090                     --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio



FUND REORGANIZATION
The following former Underlying Fund was reorganized.




                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-04-08-81-82-83

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

We do not assess this charge if Contract Value is $40,000 or more on the fourth
      Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        DEFERRED ANNUAL
                                                                         STEP UP DEATH      ANNUAL STEP
                                                                            BENEFIT           UP DEATH       ROLL-UP DEATH
                                                                          `STANDARD'          BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.60%(5)           1.70%(5)          1.90%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.75%              1.85%             2.05%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.95%              2.05%             2.25%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.25%              2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.45%              2.55%             2.75%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     2.00%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.20%              2.30%             2.50%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the
      T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.26%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --             0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.29%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.00%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             0.94%     0.05%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:




            UNDERLYING FUND                       INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.876           0.855                      --
                                                                         2005   0.776           0.876                   2,359
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.114           2.126                  61,051
                                                                         2013   1.665           2.114                  99,033
                                                                         2012   1.383           1.665                 112,049
                                                                         2011   1.545           1.383                 121,783
                                                                         2010   1.407           1.545                 214,211
                                                                         2009   1.006           1.407                 252,891
                                                                         2008   1.662           1.006                 342,120
                                                                         2007   1.472           1.662                 459,329
                                                                         2006   1.244           1.472                 499,813
                                                                         2005   1.110           1.244                 452,099
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.608           1.714                 240,115
                                                                         2013   1.257           1.608                 284,515
                                                                         2012   1.086           1.257                 301,352
                                                                         2011   1.154           1.086                 341,935
                                                                         2010   0.990           1.154                 522,266
                                                                         2009   0.722           0.990                 654,443
                                                                         2008   1.312           0.722                 804,791
                                                                         2007   1.189           1.312               1,051,335
                                                                         2006   1.097           1.189               1,105,439
                                                                         2005   0.961           1.097                 967,515
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.659           1.804                 297,135
                                                                         2013   1.265           1.659                 292,571
                                                                         2012   1.096           1.265                 309,813
                                                                         2011   1.136           1.096                 362,288
                                                                         2010   1.037           1.136                 549,449
                                                                         2009   0.804           1.037                 697,927
                                                                         2008   1.317           0.804                 875,143
                                                                         2007   1.276           1.317               1,071,424
                                                                         2006   1.127           1.276               1,146,120
                                                                         2005   1.084           1.127               1,113,722
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.302           1.287                      --
                                                                         2005   1.121           1.302                  94,259
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................... 2006   1.709           2.227                      --
                                                                         2005   1.623           1.709                 169,958
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............ 2008   1.215           1.162                      --
                                                                         2007   1.154           1.215                  61,149
                                                                         2006   1.009           1.154                  84,673
                                                                         2005   0.983           1.009                  83,215

                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   0.987
                                                                                      2007   1.130
                                                                                      2006   1.108
                                                                                      2005   1.066
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.305
                                                                                      2005   1.205
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.302
                                                                                      2005   1.203
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 2014   2.162
                                                                                      2013   1.680
                                                                                      2012   1.472
                                                                                      2011   1.541
                                                                                      2010   1.341
                                                                                      2009   1.007
                                                                                      2008   1.789
                                                                                      2007   1.552
                                                                                      2006   1.418
                                                                                      2005   1.237
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.041
                                                                                      2013   1.502
                                                                                      2012   1.251
                                                                                      2011   1.309
                                                                                      2010   1.129
                                                                                      2009   0.846
                                                                                      2008   1.468
                                                                                      2007   1.400
                                                                                      2006   1.252
                                                                                      2005   1.055
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.799
                                                                                      2013   2.096
                                                                                      2012   1.862
                                                                                      2011   2.126
                                                                                      2010   1.683
                                                                                      2009   1.225
                                                                                      2008   2.065
                                                                                      2007   1.822
                                                                                      2006   1.650
                                                                                      2005   1.422
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.246
                                                                                      2005   1.147
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.531
                                                                                      2007   2.791
                                                                                      2006   2.217
                                                                                      2005   1.770
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.644
                                                                                      2013   1.360
                                                                                      2012   1.171
                                                                                      2011   1.333
                                                                                      2010   1.252
                                                                                      2009   0.929
                                                                                      2008   1.586
                                                                                      2007   1.398
                                                                                      2006   1.172
                                                                                      2005   1.082
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.251
                                                                                      2005   1.169
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.063
                                                                                      2005   1.067
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.148
                                                                                      2005   1.085



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 0.932                     --
                                                                                      0.987                228,303
                                                                                      1.130                245,828
                                                                                      1.108                240,373
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 1.419                     --
                                                                                      1.305                 26,564
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 1.451                     --
                                                                                      1.302                 10,580
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02)...................... 2.372                 34,520
                                                                                      2.162                 56,731
                                                                                      1.680                 77,233
                                                                                      1.472                 97,783
                                                                                      1.541                221,594
                                                                                      1.341                259,339
                                                                                      1.007                294,834
                                                                                      1.789                419,739
                                                                                      1.552                429,800
                                                                                      1.418                249,603
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2.219                     --
                                                                                      2.041                     --
                                                                                      1.502                     --
                                                                                      1.251                     --
                                                                                      1.309                     --
                                                                                      1.129                     --
                                                                                      0.846                     --
                                                                                      1.468                 27,620
                                                                                      1.400                 27,620
                                                                                      1.252                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2.916                 39,869
                                                                                      2.799                 50,903
                                                                                      2.096                 55,705
                                                                                      1.862                 93,246
                                                                                      2.126                 97,485
                                                                                      1.683                174,150
                                                                                      1.225                205,270
                                                                                      2.065                247,260
                                                                                      1.822                239,450
                                                                                      1.650                260,406
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.450                     --
                                                                                      1.246                176,908
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 3.211                     --
                                                                                      3.531                 78,059
                                                                                      2.791                 90,305
                                                                                      2.217                 86,871
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.435                 52,309
                                                                                      1.644                 56,594
                                                                                      1.360                 60,324
                                                                                      1.171                 69,679
                                                                                      1.333                 72,719
                                                                                      1.252                 95,747
                                                                                      0.929                 78,151
                                                                                      1.586                209,692
                                                                                      1.398                131,264
                                                                                      1.172                 79,049
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 1.497                     --
                                                                                      1.251                376,686
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 1.086                     --
                                                                                      1.063                 34,026
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 1.186                     --
                                                                                      1.148                  2,461

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.215
                                                                                  2009   0.984
                                                                                  2008   1.411
                                                                                  2007   1.180
                                                                                  2006   1.129
                                                                                  2005   1.023
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.193
                                                                                  2007   1.110
                                                                                  2006   0.958
                                                                                  2005   0.924
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.279
                                                                                  2010   1.047
                                                                                  2009   0.679
                                                                                  2008   1.233
                                                                                  2007   1.031
                                                                                  2006   0.973
                                                                                  2005   0.888
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.538
                                                                                  2005   1.505
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.637
                                                                                  2013   1.127
                                                                                  2012   0.966
                                                                                  2011   0.959
                                                                                  2010   0.781
                                                                                  2009   0.591
                                                                                  2008   1.009
                                                                                  2007   1.047
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.480
                                                                                  2013   1.140
                                                                                  2012   1.009
                                                                                  2011   1.094
                                                                                  2010   0.955
                                                                                  2009   0.751
                                                                                  2008   1.206
                                                                                  2007   1.260
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.657
                                                                                  2013   1.297
                                                                                  2012   1.139
                                                                                  2011   1.130
                                                                                  2010   1.021
                                                                                  2009   0.851
                                                                                  2008   1.224
                                                                                  2007   1.184
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.560
                                                                                  2013   1.152
                                                                                  2012   0.974
                                                                                  2011   0.998
                                                                                  2010   0.924
                                                                                  2009   0.661
                                                                                  2008   1.072
                                                                                  2007   1.072
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.574
                                                                                  2013   1.210
                                                                                  2012   1.057
                                                                                  2011   1.025
                                                                                  2010   0.953
                                                                                  2009   0.779
                                                                                  2008   1.231
                                                                                  2007   1.206
                                                                                  2006   1.038
                                                                                  2005   0.991



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 1.231                     --
                                                                                  1.215                     --
                                                                                  0.984                     --
                                                                                  1.411                     --
                                                                                  1.180                     --
                                                                                  1.129                     --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 1.124                     --
                                                                                  1.193                 38,169
                                                                                  1.110                 38,894
                                                                                  0.958                 39,609
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 1.369                     --
                                                                                  1.279                     --
                                                                                  1.047                     --
                                                                                  0.679                     --
                                                                                  1.233                  9,525
                                                                                  1.031                     --
                                                                                  0.973                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.723                     --
                                                                                  1.538                 51,576
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 1.936                 30,415
                                                                                  1.637                 35,857
                                                                                  1.127                 67,157
                                                                                  0.966                 76,455
                                                                                  0.959                229,068
                                                                                  0.781                261,827
                                                                                  0.591                271,179
                                                                                  1.009                325,483
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.487                     --
                                                                                  1.480                204,779
                                                                                  1.140                235,641
                                                                                  1.009                253,967
                                                                                  1.094                307,800
                                                                                  0.955                487,542
                                                                                  0.751                508,259
                                                                                  1.206                602,641
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.808                 92,591
                                                                                  1.657                 99,177
                                                                                  1.297                106,742
                                                                                  1.139                129,121
                                                                                  1.130                134,169
                                                                                  1.021                346,562
                                                                                  0.851                346,083
                                                                                  1.224                402,738
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.747                 93,832
                                                                                  1.560                141,876
                                                                                  1.152                177,999
                                                                                  0.974                187,471
                                                                                  0.998                245,023
                                                                                  0.924                253,987
                                                                                  0.661                253,994
                                                                                  1.072                341,659
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.727                102,142
                                                                                  1.574                129,794
                                                                                  1.210                136,902
                                                                                  1.057                190,098
                                                                                  1.025                305,358
                                                                                  0.953                348,368
                                                                                  0.779                359,088
                                                                                  1.231                398,122
                                                                                  1.206                254,576
                                                                                  1.038                276,329

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.077
                                                                                  2013   1.437
                                                                                  2012   1.225
                                                                                  2011   1.229
                                                                                  2010   0.999
                                                                                  2009   0.712
                                                                                  2008   1.223
                                                                                  2007   1.131
                                                                                  2006   1.021
                                                                                  2005   0.990
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.694
                                                                                  2008   1.130
                                                                                  2007   1.096
                                                                                  2006   0.969
                                                                                  2005   0.946
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.975
                                                                                  2010   0.909
                                                                                  2009   0.788
                                                                                  2008   1.017
                                                                                  2007   1.021
                                                                                  2006   0.998
                                                                                  2005   0.992
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.194
                                                                                  2006   1.029
                                                                                  2005   1.006
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.186
                                                                                  2006   1.158
                                                                                  2005   1.120
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.315
                                                                                  2006   1.205
                                                                                  2005   1.116
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.223
                                                                                  2006   1.107
                                                                                  2005   1.087
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.607
                                                                                  2006   1.394
                                                                                  2005   1.374
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.797
                                                                                  2006   1.629
                                                                                  2005   1.532
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.098
                                                                                  2005   1.076
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.428
                                                                                  2007   1.370
                                                                                  2006   1.440
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   2.193
                                                                                  2013   2.031
                                                                                  2012   1.768
                                                                                  2011   1.753
                                                                                  2010   1.535
                                                                                  2009   1.060
                                                                                  2008   1.422
                                                                                  2007   1.408
                                                                                  2006   1.337



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.124                 11,888
                                                                                  2.077                 24,847
                                                                                  1.437                 24,578
                                                                                  1.225                 27,970
                                                                                  1.229                 63,844
                                                                                  0.999                 74,674
                                                                                  0.712                142,298
                                                                                  1.223                156,957
                                                                                  1.131                198,333
                                                                                  1.021                171,939
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.675                     --
                                                                                  0.694                174,018
                                                                                  1.130                239,256
                                                                                  1.096                372,435
                                                                                  0.969                368,565
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.963                     --
                                                                                  0.975                 16,919
                                                                                  0.909                104,296
                                                                                  0.788                105,841
                                                                                  1.017                114,039
                                                                                  1.021                145,244
                                                                                  0.998                145,004
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 1.252                     --
                                                                                  1.194                221,359
                                                                                  1.029                236,352
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 1.235                     --
                                                                                  1.186                 33,023
                                                                                  1.158                102,401
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 1.361                     --
                                                                                  1.315                112,039
                                                                                  1.205                125,781
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 1.277                     --
                                                                                  1.223                  6,353
                                                                                  1.107                  6,345
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 1.669                     --
                                                                                  1.607                 70,265
                                                                                  1.394                 73,186
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 1.979                     --
                                                                                  1.797                182,534
                                                                                  1.629                134,534
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 1.132                     --
                                                                                  1.098                 24,100
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 1.375                     --
                                                                                  1.428                166,118
                                                                                  1.370                183,905
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2.231                 25,893
                                                                                  2.193                 27,927
                                                                                  2.031                 24,941
                                                                                  1.768                 29,708
                                                                                  1.753                 66,166
                                                                                  1.535                 76,153
                                                                                  1.060                161,716
                                                                                  1.422                201,057
                                                                                  1.408                183,994

               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.047
                                                                            2013   1.027
                                                                            2012   0.828
                                                                            2011   0.889
                                                                            2010   0.778
                                                                            2009   0.586
                                                                            2008   1.020
                                                                            2007   1.219
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.042
                                                                            2013   1.610
                                                                            2012   1.334
                                                                            2011   1.465
                                                                            2010   1.359
                                                                            2009   0.966
                                                                            2008   1.690
                                                                            2007   1.318
                                                                            2006   1.287
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.120
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.265
                                                                            2013   1.763
                                                                            2012   1.385
                                                                            2011   1.639
                                                                            2010   1.430
                                                                            2009   0.936
                                                                            2008   1.607
                                                                            2007   1.649
                                                                            2006   1.498
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.698
                                                                            2013   1.276
                                                                            2012   1.096
                                                                            2011   1.132
                                                                            2010   1.003
                                                                            2009   0.804
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.334
                                                                            2013   1.042
                                                                            2012   0.924
                                                                            2011   0.977
                                                                            2010   0.792
                                                                            2009   0.637
                                                                            2008   1.058
                                                                            2007   1.071
                                                                            2006   1.002
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.155
                                                                            2013   1.561
                                                                            2012   1.340
                                                                            2011   1.376
                                                                            2010   1.107
                                                                            2009   0.839
                                                                            2008   1.391
                                                                            2007   1.271
                                                                            2006   1.282
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.897
                                                                            2013   1.449
                                                                            2012   1.275
                                                                            2011   1.443
                                                                            2010   1.229
                                                                            2009   0.969
                                                                            2008   1.318
                                                                            2007   1.355
                                                                            2006   1.272
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.918
                                                                            2008   1.249
                                                                            2007   1.195
                                                                            2006   1.132



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.170                 56,574
                                                                            1.047                106,977
                                                                            1.027                113,651
                                                                            0.828                143,394
                                                                            0.889                198,435
                                                                            0.778                242,161
                                                                            0.586                267,023
                                                                            1.020                286,058
                                                                            1.219                347,976
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.126                     --
                                                                            2.042                 48,102
                                                                            1.610                 48,374
                                                                            1.334                 46,341
                                                                            1.465                 51,835
                                                                            1.359                 66,770
                                                                            0.966                 69,502
                                                                            1.690                 87,981
                                                                            1.318                103,482
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2.383                 34,310
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.103                  1,060
                                                                            2.265                 12,189
                                                                            1.763                 12,786
                                                                            1.385                 11,775
                                                                            1.639                 16,115
                                                                            1.430                 24,315
                                                                            0.936                 24,383
                                                                            1.607                 38,651
                                                                            1.649                 59,974
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.824                 20,173
                                                                            1.698                 23,796
                                                                            1.276                 29,426
                                                                            1.096                 34,346
                                                                            1.132                 34,346
                                                                            1.003                 43,923
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.437                 63,689
                                                                            1.334                 62,737
                                                                            1.042                 72,489
                                                                            0.924                 80,042
                                                                            0.977                156,318
                                                                            0.792                178,539
                                                                            0.637                211,511
                                                                            1.058                248,076
                                                                            1.071                     --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.291                    695
                                                                            2.155                    775
                                                                            1.561                  3,480
                                                                            1.340                  3,698
                                                                            1.376                  3,977
                                                                            1.107                  2,920
                                                                            0.839                  3,002
                                                                            1.391                  3,004
                                                                            1.271                  2,995
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.951                     --
                                                                            1.897                     --
                                                                            1.449                  5,468
                                                                            1.275                  5,225
                                                                            1.443                  5,251
                                                                            1.229                  5,044
                                                                            0.969                  6,290
                                                                            1.318                  5,673
                                                                            1.355                  5,990
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.907                     --
                                                                            0.918                  8,035
                                                                            1.249                127,146
                                                                            1.195                138,370

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2014   2.051           2.119                  2,163
                                                                          2013   1.930           2.051                     12
                                                                          2012   1.735           1.930                     13
                                                                          2011   1.685           1.735                  4,379
                                                                          2010   1.515           1.685                  4,380
                                                                          2009   1.124           1.515                101,868
                                                                          2008   1.402           1.124                117,743
                                                                          2007   1.335           1.402                254,409
                                                                          2006   1.275           1.335                234,741
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.610           0.580                     --
                                                                          2008   1.083           0.610                  6,194
                                                                          2007   0.985           1.083                 18,229
                                                                          2006   0.998           0.985                 21,117
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.244           1.285                     --
                                                                          2013   0.978           1.244                     --
                                                                          2012   0.852           0.978                     --
                                                                          2011   0.998           0.852                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.334           1.334                 84,364
                                                                          2013   1.025           1.334                110,942
                                                                          2012   0.884           1.025                116,386
                                                                          2011   0.989           0.884                120,617
                                                                          2010   0.839           0.989                179,664
                                                                          2009   0.675           0.839                331,361
                                                                          2008   0.979           0.675                322,476
                                                                          2007   1.028           0.979                315,283
                                                                          2006   1.003           1.028                150,826
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2014   2.587           2.376                 15,958
                                                                          2013   2.770           2.587                 20,025
                                                                          2012   2.371           2.770                 24,632
                                                                          2011   2.969           2.371                 23,562
                                                                          2010   2.443           2.969                 21,675
                                                                          2009   1.472           2.443                 45,846
                                                                          2008   3.216           1.472                 58,815
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.545           1.412                 16,745
                                                                          2013   1.318           1.545                 16,745
                                                                          2012   1.150           1.318                 16,745
                                                                          2011   1.310           1.150                 16,745
                                                                          2010   1.197           1.310                 97,804
                                                                          2009   0.926           1.197                 97,804
                                                                          2008   1.635           0.926                 97,804
                                                                          2007   1.558           1.635                 97,804
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.051           1.138                     --
                                                                          2012   1.016           1.051                  3,304
                                                                          2011   1.091           1.016                    532
                                                                          2010   0.904           1.091                    601
                                                                          2009   0.673           0.904                     --
                                                                          2008   1.109           0.673                     --
                                                                          2007   1.253           1.109                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.342           1.347                 90,624
                                                                          2013   1.074           1.342                132,856
                                                                          2012   0.902           1.074                144,562
                                                                          2011   1.002           0.902                192,243
                                                                          2010   0.880           1.002                285,776
                                                                          2009   0.640           0.880                314,554
                                                                          2008   1.096           0.640                364,602
                                                                          2007   1.050           1.096                510,471
                                                                          2006   0.996           1.050                580,284
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.434           1.454                 23,678
                                                                          2013   1.603           1.434                 29,470
                                                                          2012   1.493           1.603                 33,757
                                                                          2011   1.362           1.493                 63,431
                                                                          2010   1.284           1.362                 71,582
                                                                          2009   1.104           1.284                 77,695
                                                                          2008   1.203           1.104                124,237
                                                                          2007   1.137           1.203                267,525

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.724           1.765                197,134
                                                                          2013   1.789           1.724                208,052
                                                                          2012   1.666           1.789                203,771
                                                                          2011   1.644           1.666                235,949
                                                                          2010   1.546           1.644                343,200
                                                                          2009   1.389           1.546                517,755
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.985           2.168                     --
                                                                          2013   1.518           1.985                     --
                                                                          2012   1.397           1.518                     --
                                                                          2011   1.489           1.397                     --
                                                                          2010   1.304           1.489                     --
                                                                          2009   1.071           1.304                     --
                                                                          2008   1.623           1.071                  7,418
                                                                          2007   1.573           1.623                 11,229
                                                                          2006   1.464           1.573                 40,080
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.149           1.268                     --
                                                                          2006   1.093           1.149                  3,492
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.718           1.765                 10,475
                                                                          2013   1.721           1.718                 11,427
                                                                          2012   1.569           1.721                 11,954
                                                                          2011   1.541           1.569                 16,878
                                                                          2010   1.398           1.541                 11,894
                                                                          2009   1.069           1.398                 41,377
                                                                          2008   1.219           1.069                 30,050
                                                                          2007   1.163           1.219                 57,114
                                                                          2006   1.124           1.163                 64,529
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.213           1.267                     --
                                                                          2012   1.101           1.213                     --
                                                                          2011   1.363           1.101                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.325           1.474                 63,081
                                                                          2013   1.008           1.325                 89,192
                                                                          2012   0.869           1.008                104,611
                                                                          2011   0.921           0.869                106,421
                                                                          2010   0.801           0.921                 88,539
                                                                          2009   0.689           0.801                100,706
                                                                          2008   1.100           0.689                223,122
                                                                          2007   1.077           1.100                330,560
                                                                          2006   1.001           1.077                234,217
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.489           1.623                180,484
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.064           1.115                     --
                                                                          2006   1.006           1.064                 21,629
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.287           1.437                     --
                                                                          2013   0.976           1.287                     --
                                                                          2012   0.875           0.976                  1,418
                                                                          2011   0.889           0.875                  1,412
                                                                          2010   0.803           0.889                  1,441
                                                                          2009   0.686           0.803                  1,411
                                                                          2008   1.113           0.686                  1,344
                                                                          2007   1.106           1.113                 14,107
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.417           1.491                 49,533
                                                                          2013   1.453           1.417                 46,412
                                                                          2012   1.375           1.453                 59,833
                                                                          2011   1.313           1.375                 65,320
                                                                          2010   1.233           1.313                113,164
                                                                          2009   1.146           1.233                157,474
                                                                          2008   1.208           1.146                153,288
                                                                          2007   1.157           1.208                371,471
                                                                          2006   1.115           1.157                192,781
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.112           1.190                 17,975
                                                                          2013   0.843           1.112                 52,405
                                                                          2012   0.750           0.843                 52,882
                                                                          2011   0.838           0.750                 62,120
                                                                          2010   0.712           0.838                 62,890
                                                                          2009   0.566           0.712                 61,167

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............... 2014   0.980           0.963                 70,513
                                                                       2013   0.997           0.980                 76,668
                                                                       2012   1.015           0.997                 79,135
                                                                       2011   1.033           1.015                131,683
                                                                       2010   1.051           1.033                113,858
                                                                       2009   1.065           1.051                376,462
                                                                       2008   1.054           1.065                663,482
                                                                       2007   1.020           1.054                115,358
                                                                       2006   0.999           1.020                 52,647
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.528           0.551                     --
                                                                       2008   0.974           0.528                 60,885
                                                                       2007   0.954           0.974                100,008
                                                                       2006   0.942           0.954                173,985
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.051           1.157                     --
                                                                       2012   0.925           1.051                 10,897
                                                                       2011   1.004           0.925                 18,355
                                                                       2010   0.893           1.004                 21,935
                                                                       2009   0.747           0.893                 39,068
                                                                       2008   1.246           0.747                 41,522
                                                                       2007   1.218           1.246                145,266
                                                                       2006   1.188           1.218                186,862
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.226           1.337                  2,610
                                                                       2013   0.940           1.226                  2,618
                                                                       2012   0.863           0.940                  2,781
                                                                       2011   0.907           0.863                  2,888
                                                                       2010   0.801           0.907                  3,383
                                                                       2009   0.546           0.801                 13,581
                                                                       2008   1.025           0.546                 16,209
                                                                       2007   0.866           1.025                 42,023
                                                                       2006   0.888           0.866                102,647
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.924           1.001                     --
                                                                       2010   0.813           0.924                     --
                                                                       2009   0.629           0.813                     --
                                                                       2008   1.075           0.629                     --
                                                                       2007   1.059           1.075                     --
                                                                       2006   1.002           1.059                     --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.299           1.333                  4,869
                                                                       2013   1.267           1.299                  8,522
                                                                       2012   1.181           1.267                 12,214
                                                                       2011   1.164           1.181                 16,044
                                                                       2010   1.077           1.164                     --
                                                                       2009   0.909           1.077                     --
                                                                       2008   1.080           0.909                     --
                                                                       2007   1.042           1.080                     --
                                                                       2006   1.001           1.042                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.313           1.354                  6,995
                                                                       2013   1.205           1.313                  7,017
                                                                       2012   1.100           1.205                  7,041
                                                                       2011   1.108           1.100                  7,067
                                                                       2010   1.011           1.108                  7,094
                                                                       2009   0.832           1.011                  7,123
                                                                       2008   1.079           0.832                  7,155
                                                                       2007   1.048           1.079                284,428
                                                                       2006   1.002           1.048                 92,679
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.309           1.352                 86,703
                                                                       2013   1.129           1.309                 92,275
                                                                       2012   1.015           1.129                 92,300
                                                                       2011   1.047           1.015                 92,327
                                                                       2010   0.942           1.047                  5,654
                                                                       2009   0.757           0.942                  5,686
                                                                       2008   1.080           0.757                 28,846
                                                                       2007   1.053           1.080                166,845
                                                                       2006   1.002           1.053                157,570

                   PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 2014   1.289
                                                                                   2013   1.055
                                                                                   2012   0.931
                                                                                   2011   0.984
                                                                                   2010   0.873
                                                                                   2009   0.689
                                                                                   2008   1.080
                                                                                   2007   1.058
                                                                                   2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.415
                                                                                   2013   1.093
                                                                                   2012   0.964
                                                                                   2011   0.965
                                                                                   2010   0.858
                                                                                   2009   0.698
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.594
                                                                                   2013   1.366
                                                                                   2012   1.249
                                                                                   2011   1.243
                                                                                   2010   1.151
                                                                                   2009   0.990
                                                                                   2008   1.297
                                                                                   2007   1.267
                                                                                   2006   1.186
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.929
                                                                                   2013   1.446
                                                                                   2012   1.262
                                                                                   2011   1.273
                                                                                   2010   1.163
                                                                                   2009   0.979
                                                                                   2008   1.477
                                                                                   2007   1.396
                                                                                   2006   1.265
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.863
                                                                                   2013   1.493
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.428
                                                                                   2013   1.146
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.622
                                                                                   2013   1.190
                                                                                   2012   1.020
                                                                                   2011   1.052
                                                                                   2010   0.917
                                                                                   2009   0.653
                                                                                   2008   1.145
                                                                                   2007   1.068
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.777
                                                                                   2013   1.254
                                                                                   2012   1.102
                                                                                   2011   1.105
                                                                                   2010   0.835
                                                                                   2009   0.613
                                                                                   2008   0.934
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.153
                                                                                   2006   1.086
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.191
                                                                                   2013   1.219
                                                                                   2012   1.199
                                                                                   2011   1.154
                                                                                   2010   1.109
                                                                                   2009   1.080
                                                                                   2008   1.101
                                                                                   2007   1.072
                                                                                   2006   1.037



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 1.333                 76,116
                                                                                   1.289                 76,116
                                                                                   1.055                 76,116
                                                                                   0.931                 76,116
                                                                                   0.984                130,572
                                                                                   0.873                170,936
                                                                                   0.689                170,973
                                                                                   1.080                171,005
                                                                                   1.058                171,005
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.572                 20,702
                                                                                   1.415                 67,074
                                                                                   1.093                 74,423
                                                                                   0.964                 81,917
                                                                                   0.965                 81,928
                                                                                   0.858                 81,940
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.698                 49,405
                                                                                   1.594                 58,947
                                                                                   1.366                 77,423
                                                                                   1.249                134,166
                                                                                   1.243                133,436
                                                                                   1.151                202,747
                                                                                   0.990                252,857
                                                                                   1.297                556,949
                                                                                   1.267                625,757
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.100                 59,683
                                                                                   1.929                 60,152
                                                                                   1.446                 53,480
                                                                                   1.262                 53,916
                                                                                   1.273                 65,840
                                                                                   1.163                106,715
                                                                                   0.979                106,710
                                                                                   1.477                 89,459
                                                                                   1.396                 87,894
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 1.831                 21,358
                                                                                   1.863                 30,865
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.399                  6,684
                                                                                   1.428                  5,562
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.735                  1,637
                                                                                   1.622                     --
                                                                                   1.190                     --
                                                                                   1.020                     --
                                                                                   1.052                     --
                                                                                   0.917                  2,020
                                                                                   0.653                  2,031
                                                                                   1.145                  2,041
                                                                                   1.068                  2,049
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 1.862                 21,638
                                                                                   1.777                 25,477
                                                                                   1.254                 26,322
                                                                                   1.102                 55,516
                                                                                   1.105                 91,919
                                                                                   0.835                106,405
                                                                                   0.613                158,600
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.196                     --
                                                                                   1.153                 30,704
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.205                  3,797
                                                                                   1.191                  7,605
                                                                                   1.219                  7,782
                                                                                   1.199                  7,958
                                                                                   1.154                  7,977
                                                                                   1.109                  7,998
                                                                                   1.080                  6,212
                                                                                   1.101                  9,733
                                                                                   1.072                 11,531

                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF WMC Balanced Subaccount (Class A) (5/09)....................................... 2014   1.535
                                                                                     2013   1.295
                                                                                     2012   1.173
                                                                                     2011   1.150
                                                                                     2010   1.067
                                                                                     2009   0.921
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 2014   1.401
                                                                                     2013   1.066
                                                                                     2012   0.961
                                                                                     2011   1.019
                                                                                     2010   0.926
                                                                                     2009   0.714
                                                                                     2008   1.158
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.991
                                                                                     2005   0.980
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.113
                                                                                     2005   1.071
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.111
                                                                                     2006   1.122
                                                                                     2005   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.341
                                                                                     2008   1.303
                                                                                     2007   1.219
                                                                                     2006   1.195
                                                                                     2005   1.187
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.448
                                                                                     2006   1.153
                                                                                     2005   1.046
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.827
                                                                                     2006   1.585
                                                                                     2005   1.507
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   0.938
                                                                                     2005   0.877
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.197
                                                                                     2005   1.214
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.319
                                                                                     2005   1.194
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.132
                                                                                     2005   1.102
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.304
                                                                                     2005   1.294
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.104
                                                                                     2005   1.066
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.914
                                                                                     2005   0.856
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.109
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.020
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.054
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.087
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030
                                                                                     2005   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF WMC Balanced Subaccount (Class A) (5/09)....................................... 1.668                  2,043
                                                                                     1.535                  2,804
                                                                                     1.295                  3,662
                                                                                     1.173                  4,624
                                                                                     1.150                  5,649
                                                                                     1.067                  6,760
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 1.523                 11,171
                                                                                     1.401                 31,843
                                                                                     1.066                 31,361
                                                                                     0.961                 31,394
                                                                                     1.019                 30,574
                                                                                     0.926                 35,804
                                                                                     0.714                 56,084
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 0.999                     --
                                                                                     0.991                 52,937
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 1.333                     --
                                                                                     1.113                 54,246
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.132                     --
                                                                                     1.111                281,697
                                                                                     1.122                344,182
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.385                     --
                                                                                     1.341                498,785
                                                                                     1.303                714,373
                                                                                     1.219                834,763
                                                                                     1.195                667,645
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 1.566                     --
                                                                                     1.448                153,053
                                                                                     1.153                153,053
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 1.950                     --
                                                                                     1.827                116,911
                                                                                     1.585                119,187
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 0.998                     --
                                                                                     0.938                 26,656
 Travelers Convertible Securities Subaccount (3/02)................................. 1.275                     --
                                                                                     1.197                348,320
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 1.440                     --
                                                                                     1.319                192,667
 Travelers Equity Income Subaccount (11/99)......................................... 1.188                     --
                                                                                     1.132                240,681
 Travelers Federated High Yield Subaccount (3/02)................................... 1.337                     --
                                                                                     1.304                143,782
 Travelers Federated Stock Subaccount (3/02)........................................ 1.142                     --
                                                                                     1.104                  6,096
 Travelers Large Cap Subaccount (11/99)............................................. 0.942                     --
                                                                                     0.914                110,093
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.178                     --
                                                                                     1.109                     --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.023                     --
                                                                                     1.020                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.091                     --
                                                                                     1.054                 24,396
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.133                     --
                                                                                     1.087                115,455
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.050                     --
                                                                                     1.030                  6,911

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   0.948           1.006                     --
                                                                          2005   0.861           0.948                 25,238
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02)....................... 2006   0.840           0.888                     --
                                                                          2005   0.829           0.840                104,129
 Travelers MFS(R) Total Return Subaccount (11/99)........................ 2006   1.150           1.186                     --
                                                                          2005   1.137           1.150                679,511
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.171           1.265                     --
                                                                          2005   1.120           1.171                 62,455
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.305           1.498                     --
                                                                          2005   1.212           1.305                 64,107
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.381           1.464                     --
                                                                          2005   1.326           1.381                 40,574
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.039           1.093                     --
                                                                          2005   1.000           1.039                  3,410
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.114           1.124                     --
                                                                          2005   1.093           1.114                 41,709
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.126           1.115                     --
                                                                          2005   1.127           1.126                483,338
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   0.784           0.818                     --
                                                                          2005   0.782           0.784                 39,104
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.114           1.282                     --
                                                                          2005   1.000           1.114                  2,967
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.110           1.272                     --
                                                                          2005   1.000           1.110                  5,889
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.076           1.037                     --
                                                                          2005   1.050           1.076                 15,216
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.558           1.674                     --
                                                                          2013   1.336           1.558                     --
                                                                          2012   1.228           1.336                     --
                                                                          2011   1.250           1.228                     --
                                                                          2010   1.134           1.250                     --
                                                                          2009   0.940           1.134                     --
                                                                          2008   1.278           0.940                     --
                                                                          2007   1.173           1.278                 19,018
                                                                          2006   1.109           1.173                     --
                                                                          2005   1.081           1.109                     --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.803           0.778                     --
                                                                          2008   1.272           0.803                 61,533
                                                                          2007   1.326           1.272                 72,024
                                                                          2006   1.162           1.326                 97,545
                                                                          2005   1.136           1.162                111,661
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.627           0.642                     --
                                                                          2008   1.121           0.627                     --
                                                                          2007   1.014           1.121                     --
                                                                          2006   0.967           1.014                     --
                                                                          2005   0.912           0.967                     --





                                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.180           1.141           --
                                                                         2005   1.056           1.180           --

                PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   1.933
                                                                              2013   1.538
                                                                              2012   1.290
                                                                              2011   1.456
                                                                              2010   1.339
                                                                              2009   0.967
                                                                              2008   1.614
                                                                              2007   1.444
                                                                              2006   1.233
                                                                              2005   1.111
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.656
                                                                              2013   1.309
                                                                              2012   1.141
                                                                              2011   1.225
                                                                              2010   1.061
                                                                              2009   0.782
                                                                              2008   1.435
                                                                              2007   1.313
                                                                              2006   1.225
                                                                              2005   1.083
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.487
                                                                              2013   1.145
                                                                              2012   1.002
                                                                              2011   1.049
                                                                              2010   0.967
                                                                              2009   0.758
                                                                              2008   1.253
                                                                              2007   1.226
                                                                              2006   1.094
                                                                              2005   1.063
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.342
                                                                              2005   1.167
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.340
                                                                              2005   1.285
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 2008   1.224
                                                                              2007   1.174
                                                                              2006   1.036
                                                                              2005   1.020
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 2008   0.981
                                                                              2007   1.134
                                                                              2006   1.123
                                                                              2005   1.091
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.195
                                                                              2005   1.114
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.197
                                                                              2005   1.117
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02).............. 2014   1.765
                                                                              2013   1.385
                                                                              2012   1.226
                                                                              2011   1.296
                                                                              2010   1.139
                                                                              2009   0.865
                                                                              2008   1.551
                                                                              2007   1.359
                                                                              2006   1.254
                                                                              2005   1.105



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 1.925                    --
                                                                              1.933                    --
                                                                              1.538                    --
                                                                              1.290                    --
                                                                              1.456                    --
                                                                              1.339                    --
                                                                              0.967                    --
                                                                              1.614                    --
                                                                              1.444                    --
                                                                              1.233                    --
 American Funds Growth Subaccount (Class 2) (11/99).......................... 1.748                    --
                                                                              1.656                    --
                                                                              1.309                    --
                                                                              1.141                    --
                                                                              1.225                    --
                                                                              1.061                    --
                                                                              0.782                    --
                                                                              1.435                    --
                                                                              1.313                    --
                                                                              1.225                    --
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 1.600                 3,634
                                                                              1.487                 3,637
                                                                              1.145                 3,641
                                                                              1.002                 3,646
                                                                              1.049                 3,652
                                                                              0.967                 3,657
                                                                              0.758                 3,663
                                                                              1.253                 3,668
                                                                              1.226                 3,613
                                                                              1.094                 3,617
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 1.323                    --
                                                                              1.342                21,166
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 1.729                    --
                                                                              1.340                10,634
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 1.167                    --
                                                                              1.224                10,171
                                                                              1.174                10,171
                                                                              1.036                10,171
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 0.596                    --
                                                                              0.981                    --
                                                                              1.134                    --
                                                                              1.123                    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.294                    --
                                                                              1.195                 3,401
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.329                    --
                                                                              1.197                    --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (3/02).............. 1.917                    --
                                                                              1.765                    --
                                                                              1.385                    --
                                                                              1.226                    --
                                                                              1.296                    --
                                                                              1.139                    --
                                                                              0.865                    --
                                                                              1.551                    --
                                                                              1.359                    --
                                                                              1.254                    --

                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.834
                                                                                      2013   1.363
                                                                                      2012   1.146
                                                                                      2011   1.212
                                                                                      2010   1.056
                                                                                      2009   0.799
                                                                                      2008   1.401
                                                                                      2007   1.349
                                                                                      2006   1.218
                                                                                      2005   1.038
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.202
                                                                                      2013   1.666
                                                                                      2012   1.495
                                                                                      2011   1.724
                                                                                      2010   1.378
                                                                                      2009   1.014
                                                                                      2008   1.725
                                                                                      2007   1.538
                                                                                      2006   1.406
                                                                                      2005   1.224
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.181
                                                                                      2005   1.098
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.437
                                                                                      2007   1.945
                                                                                      2006   1.561
                                                                                      2005   1.259
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.601
                                                                                      2013   1.338
                                                                                      2012   1.164
                                                                                      2011   1.338
                                                                                      2010   1.269
                                                                                      2009   0.952
                                                                                      2008   1.641
                                                                                      2007   1.461
                                                                                      2006   1.236
                                                                                      2005   1.154
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.183
                                                                                      2005   1.117
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.058
                                                                                      2005   1.073
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.117
                                                                                      2005   1.066
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.171
                                                                                      2009   0.958
                                                                                      2008   1.387
                                                                                      2007   1.172
                                                                                      2006   1.133
                                                                                      2005   1.036
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.360
                                                                                      2007   1.278
                                                                                      2006   1.114
                                                                                      2005   1.085
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).................... 2011   1.425
                                                                                      2010   1.178
                                                                                      2009   0.772
                                                                                      2008   1.416
                                                                                      2007   1.196
                                                                                      2006   1.140
                                                                                      2005   1.050
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)....................................... 2006   1.137
                                                                                      2005   1.123



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 1.974                    --
                                                                                      1.834                    --
                                                                                      1.363                    --
                                                                                      1.146                    --
                                                                                      1.212                    --
                                                                                      1.056                    --
                                                                                      0.799                    --
                                                                                      1.401                    --
                                                                                      1.349                    --
                                                                                      1.218                    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2.272                    --
                                                                                      2.202                    --
                                                                                      1.666                    --
                                                                                      1.495                    --
                                                                                      1.724                    --
                                                                                      1.378                    --
                                                                                      1.014                    --
                                                                                      1.725                    --
                                                                                      1.538                    --
                                                                                      1.406                    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.360                    --
                                                                                      1.181                    --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2.209                    --
                                                                                      2.437                 7,876
                                                                                      1.945                 7,876
                                                                                      1.561                 7,876
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.384                    --
                                                                                      1.601                    --
                                                                                      1.338                    --
                                                                                      1.164                    --
                                                                                      1.338                    --
                                                                                      1.269                 9,241
                                                                                      0.952                 9,241
                                                                                      1.641                 9,241
                                                                                      1.461                 9,241
                                                                                      1.236                 9,241
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 1.402                    --
                                                                                      1.183                    --
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 1.078                    --
                                                                                      1.058                    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 1.149                    --
                                                                                      1.117                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 1.183                    --
                                                                                      1.171                    --
                                                                                      0.958                    --
                                                                                      1.387                    --
                                                                                      1.172                    --
                                                                                      1.133                    --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 1.276                    --
                                                                                      1.360                    --
                                                                                      1.278                    --
                                                                                      1.114                    --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).................... 1.520                    --
                                                                                      1.425                    --
                                                                                      1.178                    --
                                                                                      0.772                    --
                                                                                      1.416                    --
                                                                                      1.196                    --
                                                                                      1.140                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)....................................... 1.263                    --
                                                                                      1.137                    --

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.845
                                                                                  2013   1.283
                                                                                  2012   1.111
                                                                                  2011   1.115
                                                                                  2010   0.917
                                                                                  2009   0.700
                                                                                  2008   1.208
                                                                                  2007   1.262
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.393
                                                                                  2013   1.083
                                                                                  2012   0.968
                                                                                  2011   1.061
                                                                                  2010   0.935
                                                                                  2009   0.743
                                                                                  2008   1.205
                                                                                  2007   1.268
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.606
                                                                                  2013   1.270
                                                                                  2012   1.126
                                                                                  2011   1.128
                                                                                  2010   1.030
                                                                                  2009   0.867
                                                                                  2008   1.260
                                                                                  2007   1.227
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.445
                                                                                  2013   1.077
                                                                                  2012   0.920
                                                                                  2011   0.952
                                                                                  2010   0.891
                                                                                  2009   0.643
                                                                                  2008   1.054
                                                                                  2007   1.061
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.563
                                                                                  2013   1.214
                                                                                  2012   1.071
                                                                                  2011   1.049
                                                                                  2010   0.985
                                                                                  2009   0.813
                                                                                  2008   1.298
                                                                                  2007   1.285
                                                                                  2006   1.116
                                                                                  2005   1.077
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.230
                                                                                  2013   1.559
                                                                                  2012   1.342
                                                                                  2011   1.360
                                                                                  2010   1.117
                                                                                  2009   0.804
                                                                                  2008   1.394
                                                                                  2007   1.303
                                                                                  2006   1.187
                                                                                  2005   1.163
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.753
                                                                                  2008   1.238
                                                                                  2007   1.213
                                                                                  2006   1.083
                                                                                  2005   1.067
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.921
                                                                                  2010   0.867
                                                                                  2009   0.759
                                                                                  2008   0.990
                                                                                  2007   1.004
                                                                                  2006   0.992
                                                                                  2005   0.996
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.227
                                                                                  2006   1.068
                                                                                  2005   1.055



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.161                    --
                                                                                  1.845                    --
                                                                                  1.283                    --
                                                                                  1.111                    --
                                                                                  1.115                    --
                                                                                  0.917                    --
                                                                                  0.700                    --
                                                                                  1.208                    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.395                    --
                                                                                  1.393                   943
                                                                                  1.083                   944
                                                                                  0.968                   945
                                                                                  1.061                   947
                                                                                  0.935                   948
                                                                                  0.743                 1,705
                                                                                  1.205                 1,705
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.735                    --
                                                                                  1.606                    --
                                                                                  1.270                    --
                                                                                  1.126                    --
                                                                                  1.128                    --
                                                                                  1.030                    --
                                                                                  0.867                    --
                                                                                  1.260                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.602                    --
                                                                                  1.445                    --
                                                                                  1.077                    --
                                                                                  0.920                    --
                                                                                  0.952                    --
                                                                                  0.891                    --
                                                                                  0.643                    --
                                                                                  1.054                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.699                    --
                                                                                  1.563                    --
                                                                                  1.214                    --
                                                                                  1.071                    --
                                                                                  1.049                    --
                                                                                  0.985                    --
                                                                                  0.813                    --
                                                                                  1.298                    --
                                                                                  1.285                    --
                                                                                  1.116                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.258                    --
                                                                                  2.230                    --
                                                                                  1.559                    --
                                                                                  1.342                    --
                                                                                  1.360                    --
                                                                                  1.117                 8,856
                                                                                  0.804                 8,856
                                                                                  1.394                 8,856
                                                                                  1.303                 8,856
                                                                                  1.187                 8,856
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.730                    --
                                                                                  0.753                    --
                                                                                  1.238                    --
                                                                                  1.213                    --
                                                                                  1.083                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.907                    --
                                                                                  0.921                    --
                                                                                  0.867                    --
                                                                                  0.759                    --
                                                                                  0.990                    --
                                                                                  1.004                    --
                                                                                  0.992                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 1.283                    --
                                                                                  1.227                    --
                                                                                  1.068                    --

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.026           1.065                    --
                                                                          2006   1.012           1.026                    --
                                                                          2005   0.988           1.012                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.215           1.254                    --
                                                                          2006   1.125           1.215                    --
                                                                          2005   1.052           1.125                    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.172           1.220                    --
                                                                          2006   1.072           1.172                    --
                                                                          2005   1.063           1.072                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.258           1.302                    --
                                                                          2006   1.102           1.258                    --
                                                                          2005   1.097           1.102                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.332           1.462                    --
                                                                          2006   1.219           1.332                 3,255
                                                                          2005   1.158           1.219                 3,259
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.080           1.110                    --
                                                                          2005   1.069           1.080                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.295           1.244                    --
                                                                          2007   1.256           1.295                    --
                                                                          2006   1.329           1.256                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.666           1.678                    --
                                                                          2013   1.558           1.666                    --
                                                                          2012   1.370           1.558                    --
                                                                          2011   1.372           1.370                    --
                                                                          2010   1.214           1.372                    --
                                                                          2009   0.846           1.214                    --
                                                                          2008   1.147           0.846                    --
                                                                          2007   1.147           1.147                 3,336
                                                                          2006   1.097           1.147                    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.970           1.072                    --
                                                                          2013   0.961           0.970                    --
                                                                          2012   0.782           0.961                    --
                                                                          2011   0.848           0.782                    --
                                                                          2010   0.750           0.848                    --
                                                                          2009   0.571           0.750                11,110
                                                                          2008   1.003           0.571                11,110
                                                                          2007   1.211           1.003                11,110
                                                                          2006   1.003           1.211                15,298
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.943           2.017                    --
                                                                          2013   1.547           1.943                    --
                                                                          2012   1.295           1.547                    --
                                                                          2011   1.436           1.295                    --
                                                                          2010   1.346           1.436                    --
                                                                          2009   0.966           1.346                21,166
                                                                          2008   1.708           0.966                21,166
                                                                          2007   1.346           1.708                21,166
                                                                          2006   1.323           1.346                21,166
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.010           2.245                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.951           1.793                    --
                                                                          2013   1.533           1.951                    --
                                                                          2012   1.217           1.533                    --
                                                                          2011   1.455           1.217                    --
                                                                          2010   1.282           1.455                    --
                                                                          2009   0.847           1.282                    --
                                                                          2008   1.469           0.847                    --
                                                                          2007   1.523           1.469                    --
                                                                          2006   1.393           1.523                    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.541           1.639                 3,453
                                                                          2013   1.170           1.541                 3,457
                                                                          2012   1.015           1.170                 3,461
                                                                          2011   1.059           1.015                 3,465
                                                                          2010   0.947           1.059                 3,470
                                                                          2009   0.765           0.947                 3,476

               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.235
                                                                            2013   0.974
                                                                            2012   0.873
                                                                            2011   0.932
                                                                            2010   0.763
                                                                            2009   0.620
                                                                            2008   1.041
                                                                            2007   1.064
                                                                            2006   1.002
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   1.978
                                                                            2013   1.446
                                                                            2012   1.255
                                                                            2011   1.301
                                                                            2010   1.057
                                                                            2009   0.810
                                                                            2008   1.355
                                                                            2007   1.251
                                                                            2006   1.270
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.740
                                                                            2013   1.342
                                                                            2012   1.193
                                                                            2011   1.364
                                                                            2010   1.173
                                                                            2009   0.934
                                                                            2008   1.284
                                                                            2007   1.333
                                                                            2006   1.260
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.876
                                                                            2008   1.205
                                                                            2007   1.165
                                                                            2006   1.110
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.606
                                                                            2013   1.526
                                                                            2012   1.386
                                                                            2011   1.359
                                                                            2010   1.234
                                                                            2009   0.925
                                                                            2008   1.166
                                                                            2007   1.121
                                                                            2006   1.078
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.703
                                                                            2008   1.260
                                                                            2007   1.158
                                                                            2006   1.181
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.152
                                                                            2013   0.914
                                                                            2012   0.805
                                                                            2011   0.949
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.236
                                                                            2013   0.959
                                                                            2012   0.835
                                                                            2011   0.943
                                                                            2010   0.809
                                                                            2009   0.657
                                                                            2008   0.963
                                                                            2007   1.021
                                                                            2006   1.003
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2014   1.681
                                                                            2013   1.818
                                                                            2012   1.572
                                                                            2011   1.988
                                                                            2010   1.652
                                                                            2009   1.005
                                                                            2008   2.212



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.317                    --
                                                                            1.235                    --
                                                                            0.974                    --
                                                                            0.873                    --
                                                                            0.932                    --
                                                                            0.763                    --
                                                                            0.620                    --
                                                                            1.041                 4,074
                                                                            1.064                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.081                    --
                                                                            1.978                    --
                                                                            1.446                    --
                                                                            1.255                    --
                                                                            1.301                    --
                                                                            1.057                    --
                                                                            0.810                    --
                                                                            1.355                    --
                                                                            1.251                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.771                    --
                                                                            1.740                    --
                                                                            1.342                    --
                                                                            1.193                    --
                                                                            1.364                    --
                                                                            1.173                    --
                                                                            0.934                    --
                                                                            1.284                    --
                                                                            1.333                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.863                    --
                                                                            0.876                    --
                                                                            1.205                    --
                                                                            1.165                    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.643                    --
                                                                            1.606                    --
                                                                            1.526                    --
                                                                            1.386                    --
                                                                            1.359                    --
                                                                            1.234                    --
                                                                            0.925                    --
                                                                            1.166                    --
                                                                            1.121                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.666                    --
                                                                            0.703                25,212
                                                                            1.260                25,212
                                                                            1.158                25,212
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 1.178                    --
                                                                            1.152                    --
                                                                            0.914                    --
                                                                            0.805                    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 1.223                    --
                                                                            1.236                    --
                                                                            0.959                    --
                                                                            0.835                    --
                                                                            0.943                    --
                                                                            0.809                    --
                                                                            0.657                    --
                                                                            0.963                    --
                                                                            1.021                    --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 1.529                   641
                                                                            1.681                    --
                                                                            1.818                    --
                                                                            1.572                    --
                                                                            1.988                    --
                                                                            1.652                 7,876
                                                                            1.005                 7,876

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.561           1.413                    --
                                                                          2013   1.345           1.561                    --
                                                                          2012   1.185           1.345                    --
                                                                          2011   1.364           1.185                    --
                                                                          2010   1.259           1.364                    --
                                                                          2009   0.983           1.259                    --
                                                                          2008   1.754           0.983                    --
                                                                          2007   1.683           1.754                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.974           1.052                    --
                                                                          2012   0.951           0.974                    --
                                                                          2011   1.032           0.951                    --
                                                                          2010   0.863           1.032                    --
                                                                          2009   0.649           0.863                    --
                                                                          2008   1.081           0.649                    --
                                                                          2007   1.230           1.081                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.242           1.234                    --
                                                                          2013   1.005           1.242                    --
                                                                          2012   0.852           1.005                    --
                                                                          2011   0.956           0.852                    --
                                                                          2010   0.848           0.956                    --
                                                                          2009   0.623           0.848                    --
                                                                          2008   1.078           0.623                    --
                                                                          2007   1.043           1.078                 4,345
                                                                          2006   0.996           1.043                 4,413
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.248           1.252                11,793
                                                                          2013   1.409           1.248                11,816
                                                                          2012   1.325           1.409                11,840
                                                                          2011   1.221           1.325                11,861
                                                                          2010   1.163           1.221                11,884
                                                                          2009   1.009           1.163                11,909
                                                                          2008   1.111           1.009                    --
                                                                          2007   1.058           1.111                    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.384           1.403                 3,346
                                                                          2013   1.450           1.384                 4,311
                                                                          2012   1.365           1.450                 4,316
                                                                          2011   1.359           1.365                 4,321
                                                                          2010   1.292           1.359                    --
                                                                          2009   1.168           1.292                    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.492           1.614                    --
                                                                          2013   1.153           1.492                    --
                                                                          2012   1.072           1.153                    --
                                                                          2011   1.154           1.072                    --
                                                                          2010   1.020           1.154                    --
                                                                          2009   0.847           1.020                    --
                                                                          2008   1.296           0.847                    --
                                                                          2007   1.269           1.296                    --
                                                                          2006   1.189           1.269                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.131           1.244                    --
                                                                          2006   1.083           1.131                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.582           1.609                    --
                                                                          2013   1.601           1.582                    --
                                                                          2012   1.475           1.601                    --
                                                                          2011   1.463           1.475                    --
                                                                          2010   1.340           1.463                    --
                                                                          2009   1.035           1.340                    --
                                                                          2008   1.192           1.035                    --
                                                                          2007   1.149           1.192                    --
                                                                          2006   1.118           1.149                    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.324           1.379                    --
                                                                          2012   1.214           1.324                    --
                                                                          2011   1.514           1.214                    --

                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.227           1.352                    --
                                                                          2013   0.942           1.227                    --
                                                                          2012   0.821           0.942                    --
                                                                          2011   0.879           0.821                    --
                                                                          2010   0.772           0.879                    --
                                                                          2009   0.671           0.772                    --
                                                                          2008   1.082           0.671                    --
                                                                          2007   1.069           1.082                    --
                                                                          2006   1.001           1.069                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.397           1.512                   731
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.359           1.420                    --
                                                                          2006   1.293           1.359                    --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.532           1.694                 3,127
                                                                          2013   1.174           1.532                 3,130
                                                                          2012   1.063           1.174                 3,134
                                                                          2011   1.090           1.063                 3,138
                                                                          2010   0.996           1.090                 3,142
                                                                          2009   0.859           0.996                 3,147
                                                                          2008   1.408           0.859                 3,152
                                                                          2007   1.408           1.408                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.183           1.232                 2,503
                                                                          2013   1.225           1.183                 2,506
                                                                          2012   1.171           1.225                 2,508
                                                                          2011   1.129           1.171                 2,512
                                                                          2010   1.072           1.129                 2,515
                                                                          2009   1.006           1.072                 2,519
                                                                          2008   1.071           1.006                 2,523
                                                                          2007   1.036           1.071                    --
                                                                          2006   1.005           1.036                    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.241           1.315                    --
                                                                          2013   0.951           1.241                    --
                                                                          2012   0.855           0.951                    --
                                                                          2011   0.965           0.855                    --
                                                                          2010   0.827           0.965                    --
                                                                          2009   0.662           0.827                26,044
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.906           0.882                 5,941
                                                                          2013   0.932           0.906                 7,656
                                                                          2012   0.958           0.932                 7,665
                                                                          2011   0.984           0.958                 7,674
                                                                          2010   1.012           0.984                 7,683
                                                                          2009   1.036           1.012                 7,693
                                                                          2008   1.035           1.036                18,119
                                                                          2007   1.013           1.035                18,148
                                                                          2006   0.998           1.013                18,177
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.620           0.645                    --
                                                                          2008   1.155           0.620                    --
                                                                          2007   1.142           1.155                    --
                                                                          2006   1.136           1.142                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.968           1.062                    --
                                                                          2012   0.861           0.968                    --
                                                                          2011   0.943           0.861                    --
                                                                          2010   0.847           0.943                    --
                                                                          2009   0.716           0.847                    --
                                                                          2008   1.206           0.716                    --
                                                                          2007   1.191           1.206                    --
                                                                          2006   1.170           1.191                    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.447           1.563                    --
                                                                          2013   1.121           1.447                    --
                                                                          2012   1.039           1.121                    --
                                                                          2011   1.103           1.039                    --
                                                                          2010   0.984           1.103                    --
                                                                          2009   0.678           0.984                    --
                                                                          2008   1.285           0.678                    --
                                                                          2007   1.097           1.285                    --
                                                                          2006   1.132           1.097                    --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.882           0.952                    --
                                                                       2010   0.783           0.882                    --
                                                                       2009   0.612           0.783                    --
                                                                       2008   1.057           0.612                    --
                                                                       2007   1.052           1.057                    --
                                                                       2006   1.002           1.052                    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.203           1.222                    --
                                                                       2013   1.185           1.203                    --
                                                                       2012   1.116           1.185                    --
                                                                       2011   1.111           1.116                    --
                                                                       2010   1.038           1.111                    --
                                                                       2009   0.885           1.038                    --
                                                                       2008   1.063           0.885                    --
                                                                       2007   1.035           1.063                    --
                                                                       2006   1.001           1.035                    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.216           1.241                    --
                                                                       2013   1.127           1.216                    --
                                                                       2012   1.039           1.127                    --
                                                                       2011   1.057           1.039                    --
                                                                       2010   0.974           1.057                    --
                                                                       2009   0.810           0.974                    --
                                                                       2008   1.061           0.810                    --
                                                                       2007   1.041           1.061                    --
                                                                       2006   1.002           1.041                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.213           1.239                33,085
                                                                       2013   1.056           1.213                 3,574
                                                                       2012   0.959           1.056                 3,578
                                                                       2011   0.999           0.959                 3,583
                                                                       2010   0.908           0.999                 3,588
                                                                       2009   0.737           0.908                 3,593
                                                                       2008   1.062           0.737                 3,599
                                                                       2007   1.046           1.062                    --
                                                                       2006   1.002           1.046                    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.194           1.222                19,352
                                                                       2013   0.987           1.194                    --
                                                                       2012   0.879           0.987                    --
                                                                       2011   0.939           0.879                    --
                                                                       2010   0.842           0.939                    --
                                                                       2009   0.670           0.842                    --
                                                                       2008   1.062           0.670                    --
                                                                       2007   1.051           1.062                    --
                                                                       2006   1.002           1.051                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.460           1.606                    --
                                                                       2013   1.139           1.460                    --
                                                                       2012   1.015           1.139                    --
                                                                       2011   1.026           1.015                    --
                                                                       2010   0.921           1.026                    --
                                                                       2009   0.755           0.921                    --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2014   1.402           1.478                 3,662
                                                                       2013   1.213           1.402                 3,666
                                                                       2012   1.120           1.213                 3,670
                                                                       2011   1.126           1.120                 3,675
                                                                       2010   1.054           1.126                 3,681
                                                                       2009   0.915           1.054                 3,686
                                                                       2008   1.211           0.915                 3,692
                                                                       2007   1.195           1.211                 3,697
                                                                       2006   1.126           1.195                    --
 MSF MFS(R) Value Subaccount (Class A) (4/06)......................... 2014   1.769           1.907                    --
                                                                       2013   1.340           1.769                    --
                                                                       2012   1.181           1.340                    --
                                                                       2011   1.203           1.181                    --
                                                                       2010   1.110           1.203                    --
                                                                       2009   0.944           1.110                    --
                                                                       2008   1.439           0.944                    --
                                                                       2007   1.374           1.439                    --
                                                                       2006   1.253           1.374                    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2014   1.592           1.549                    --
                                                                       2013   1.284           1.592                    --

                   PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.310
                                                                                   2013   1.059
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.502
                                                                                   2013   1.113
                                                                                   2012   0.964
                                                                                   2011   1.004
                                                                                   2010   0.884
                                                                                   2009   0.635
                                                                                   2008   1.126
                                                                                   2007   1.061
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.663
                                                                                   2013   1.186
                                                                                   2012   1.052
                                                                                   2011   1.066
                                                                                   2010   0.813
                                                                                   2009   0.603
                                                                                   2008   0.925
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.136
                                                                                   2006   1.078
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.110
                                                                                   2013   1.147
                                                                                   2012   1.139
                                                                                   2011   1.108
                                                                                   2010   1.075
                                                                                   2009   1.057
                                                                                   2008   1.089
                                                                                   2007   1.071
                                                                                   2006   1.043
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.395
                                                                                   2013   1.189
                                                                                   2012   1.087
                                                                                   2011   1.077
                                                                                   2010   1.009
                                                                                   2009   0.877
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.328
                                                                                   2013   1.021
                                                                                   2012   0.930
                                                                                   2011   0.996
                                                                                   2010   0.914
                                                                                   2009   0.712
                                                                                   2008   1.162
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.993
                                                                                   2005   0.992
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.091
                                                                                   2005   1.060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.036
                                                                                   2006   1.058
                                                                                   2005   1.065
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.132
                                                                                   2008   1.110
                                                                                   2007   1.049
                                                                                   2006   1.039
                                                                                   2005   1.042
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.569
                                                                                   2006   1.263
                                                                                   2005   1.157
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.415
                                                                                   2006   1.240
                                                                                   2005   1.190



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.271                    --
                                                                                   1.310                    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.590                    --
                                                                                   1.502                    --
                                                                                   1.113                    --
                                                                                   0.964                    --
                                                                                   1.004                    --
                                                                                   0.884                    --
                                                                                   0.635                    --
                                                                                   1.126                    --
                                                                                   1.061                    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 1.726                    --
                                                                                   1.663                    --
                                                                                   1.186                    --
                                                                                   1.052                    --
                                                                                   1.066                    --
                                                                                   0.813                    --
                                                                                   0.603                    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.175                    --
                                                                                   1.136                    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.111                    --
                                                                                   1.110                    --
                                                                                   1.147                    --
                                                                                   1.139                    --
                                                                                   1.108                    --
                                                                                   1.075                    --
                                                                                   1.057                    --
                                                                                   1.089                    --
                                                                                   1.071                    --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.500                    --
                                                                                   1.395                    --
                                                                                   1.189                    --
                                                                                   1.087                    --
                                                                                   1.077                    --
                                                                                   1.009                    --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.429                    --
                                                                                   1.328                    --
                                                                                   1.021                    --
                                                                                   0.930                    --
                                                                                   0.996                    --
                                                                                   0.914                10,171
                                                                                   0.712                10,171
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 0.998                    --
                                                                                   0.993                18,207
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.296                    --
                                                                                   1.091                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.053                    --
                                                                                   1.036                 3,156
                                                                                   1.058                 3,160
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.165                    --
                                                                                   1.132                    --
                                                                                   1.110                    --
                                                                                   1.049                    --
                                                                                   1.039                    --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.692                    --
                                                                                   1.569                    --
                                                                                   1.263                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 1.505                    --
                                                                                   1.415                    --
                                                                                   1.240                    --

                    PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.113
                                                                                     2005   1.052
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.016
                                                                                     2005   1.040
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.221
                                                                                     2005   1.116
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.118
                                                                                     2005   1.100
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.074
                                                                                     2005   1.076
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.104
                                                                                     2005   1.077
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.106
                                                                                     2005   1.046
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.102
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.014
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.047
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.080
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.025
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.223
                                                                                     2005   1.122
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   1.074
                                                                                     2005   1.071
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.095
                                                                                     2005   1.093
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.164
                                                                                     2005   1.124
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.217
                                                                                     2005   1.143
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.125
                                                                                     2005   1.091
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.033
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.111
                                                                                     2005   1.101
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.018
                                                                                     2005   1.029
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.087
                                                                                     2005   1.095
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.107
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103
                                                                                     2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.086
                                                                                     2005   1.070



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.181                    --
                                                                                     1.113                25,212
 Travelers Convertible Securities Subaccount (3/02)................................. 1.078                    --
                                                                                     1.016                    --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 1.329                    --
                                                                                     1.221                    --
 Travelers Equity Income Subaccount (11/99)......................................... 1.170                    --
                                                                                     1.118                    --
 Travelers Federated High Yield Subaccount (3/02)................................... 1.097                    --
                                                                                     1.074                    --
 Travelers Federated Stock Subaccount (3/02)........................................ 1.138                    --
                                                                                     1.104                    --
 Travelers Large Cap Subaccount (11/99)............................................. 1.136                    --
                                                                                     1.106                    --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.167                    --
                                                                                     1.102                    --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.013                    --
                                                                                     1.014                    --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.081                    --
                                                                                     1.047                    --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.122                    --
                                                                                     1.080                    --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.041                    --
                                                                                     1.025                    --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.293                    --
                                                                                     1.223                    --
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 1.132                    --
                                                                                     1.074                    --
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.126                    --
                                                                                     1.095                    --
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.253                    --
                                                                                     1.164                    --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 1.393                    --
                                                                                     1.217                    --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.189                    --
                                                                                     1.125                    --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 1.083                    --
                                                                                     1.033                    --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 1.118                    --
                                                                                     1.111                    --
 Travelers Quality Bond Subaccount (3/02)........................................... 1.005                    --
                                                                                     1.018                    --
 Travelers Strategic Equity Subaccount (11/99)...................................... 1.130                    --
                                                                                     1.087                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.270                    --
                                                                                     1.107                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.260                    --
                                                                                     1.103                    --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.043                    --
                                                                                     1.086                    --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.414           1.504                    --
                                                                      2013   1.224           1.414                    --
                                                                      2012   1.137           1.224                    --
                                                                      2011   1.169           1.137                    --
                                                                      2010   1.071           1.169                    --
                                                                      2009   0.896           1.071                    --
                                                                      2008   1.232           0.896                    --
                                                                      2007   1.142           1.232                    --
                                                                      2006   1.090           1.142                    --
                                                                      2005   1.073           1.090                    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02).................. 2009   0.766           0.740                    --
                                                                      2008   1.226           0.766                 3,481
                                                                      2007   1.291           1.226                 3,486
                                                                      2006   1.143           1.291                 3,422
                                                                      2005   1.129           1.143                 3,427
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).............. 2009   0.684           0.698                    --
                                                                      2008   1.235           0.684                    --
                                                                      2007   1.129           1.235                    --
                                                                      2006   1.087           1.129                    --
                                                                      2005   1.035           1.087                    --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio



FUND REORGANIZATION
The following former Underlying Fund was reorganized.




                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-04-08-81-82-83

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             VINTAGE L(SM) ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L(SM) Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Core Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 +years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   ANNUAL STEP-UP        ROLL-UP
                                                                                    DEATH BENEFIT     DEATH BENEFIT
                                                                                  ----------------   --------------
Mortality and Expense Risk ("M&E") Charge......................................     1.70%(5)           1.90%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.85%              2.05%
Optional E.S.P. Charge.........................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     2.00%              2.20%
Optional GMAB Charge...........................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)...............     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED............     2.50%              2.70%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(7)           1.00%(7)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(7)           1.00%(7)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     2.10%              2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.25%              2.45%

------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.20%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.72%       --              0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.05%       --              1.05%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.81%     0.00%             0.81%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.06%     0.00%             1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................   --             0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.59%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%             0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.02%             0.86%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.90%     0.04%             0.86%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.98%     0.11%             0.87%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary            LLC
                                        objective.                               Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Mid Cap Core       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment       LLC
                                        management and liquidity needs, by       Subadvisers: Western Asset
                                        investing to obtain an average           Management Company; Western
                                        duration within 30% of the average       Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class E                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B++                    income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.213           1.156                      --
                                                                         2007   1.056           1.213                 108,804
                                                                         2006   1.046           1.056                 144,044
                                                                         2005   0.987           1.046                 347,156
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.143           1.194                      --
                                                                         2005   1.113           1.143               1,568,513
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.166           1.138                      --
                                                                         2005   1.034           1.166                 340,220
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.780           2.792                 518,055
                                                                         2013   2.192           2.780                 658,843
                                                                         2012   1.822           2.192                 783,425
                                                                         2011   2.037           1.822               1,051,730
                                                                         2010   1.857           2.037               1,330,000
                                                                         2009   1.329           1.857               1,654,944
                                                                         2008   2.198           1.329               2,379,174
                                                                         2007   1.950           2.198               3,019,485
                                                                         2006   1.649           1.950               3,272,923
                                                                         2005   1.473           1.649               3,306,916
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.258           2.405               1,813,215
                                                                         2013   1.768           2.258               2,229,673
                                                                         2012   1.528           1.768               3,037,485
                                                                         2011   1.625           1.528               3,717,045
                                                                         2010   1.395           1.625               5,177,280
                                                                         2009   1.019           1.395               6,568,679
                                                                         2008   1.854           1.019               7,523,472
                                                                         2007   1.681           1.854               9,443,710
                                                                         2006   1.553           1.681              11,381,502
                                                                         2005   1.362           1.553              12,017,148
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.958           2.127               2,337,377
                                                                         2013   1.494           1.958               2,785,514
                                                                         2012   1.296           1.494               3,326,363
                                                                         2011   1.345           1.296               4,013,778
                                                                         2010   1.229           1.345               5,343,946
                                                                         2009   0.954           1.229               6,416,233
                                                                         2008   1.564           0.954               7,779,967
                                                                         2007   1.517           1.564               9,042,382
                                                                         2006   1.341           1.517              11,151,752
                                                                         2005   1.291           1.341              12,001,784
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.297           1.282                      --
                                                                         2005   1.117           1.297                 270,405
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................... 2006   1.703           2.217                      --
                                                                         2005   1.618           1.703                 843,861

                      VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302
                                                                              2005   1.204
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299
                                                                              2005   1.202
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   2.493
                                                                              2013   1.936
                                                                              2012   1.696
                                                                              2011   1.774
                                                                              2010   1.544
                                                                              2009   1.159
                                                                              2008   2.057
                                                                              2007   1.784
                                                                              2006   1.628
                                                                              2005   1.419
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.766
                                                                              2013   2.074
                                                                              2012   1.844
                                                                              2011   2.107
                                                                              2010   1.670
                                                                              2009   1.217
                                                                              2008   2.053
                                                                              2007   1.813
                                                                              2006   1.643
                                                                              2005   1.418
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.542
                                                                              2013   1.379
                                                                              2012   1.247
                                                                              2011   1.241
                                                                              2010   1.122
                                                                              2009   0.843
                                                                              2008   1.220
                                                                              2007   1.198
                                                                              2006   1.032
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.242
                                                                              2005   1.144
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.087
                                                                              2013   1.539
                                                                              2012   1.414
                                                                              2011   1.514
                                                                              2010   1.208
                                                                              2009   0.857
                                                                              2008   1.519
                                                                              2007   1.391
                                                                              2006   1.303
                                                                              2005   1.267
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.515
                                                                              2007   2.780
                                                                              2006   2.211
                                                                              2005   1.767
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.061
                                                                              2013   1.707
                                                                              2012   1.471
                                                                              2011   1.677
                                                                              2010   1.576
                                                                              2009   1.171
                                                                              2008   2.001
                                                                              2007   1.766
                                                                              2006   1.481
                                                                              2005   1.369
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.246
                                                                              2005   1.166



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.415                      --
                                                                              1.302                 290,919
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.447                      --
                                                                              1.299                 490,676
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2.736                 985,636
                                                                              2.493               1,105,052
                                                                              1.936               1,275,761
                                                                              1.696               1,435,464
                                                                              1.774               1,761,133
                                                                              1.544               2,365,915
                                                                              1.159               2,531,696
                                                                              2.057               2,825,080
                                                                              1.784               3,353,989
                                                                              1.628               3,163,742
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2.879                 655,119
                                                                              2.766                 718,223
                                                                              2.074                 842,647
                                                                              1.844                 972,451
                                                                              2.107               1,238,022
                                                                              1.670               1,681,269
                                                                              1.217               2,066,887
                                                                              2.053               2,716,635
                                                                              1.813               3,237,766
                                                                              1.643               3,764,767
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.584                 475,175
                                                                              1.542                 506,425
                                                                              1.379                 931,488
                                                                              1.247               1,160,916
                                                                              1.241               1,231,885
                                                                              1.122               1,286,672
                                                                              0.843               1,350,249
                                                                              1.220               1,897,822
                                                                              1.198               1,429,876
                                                                              1.032                 517,437
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.443                      --
                                                                              1.242               3,654,757
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2.202                 357,530
                                                                              2.087                 380,136
                                                                              1.539                 399,838
                                                                              1.414                 501,325
                                                                              1.514                 609,814
                                                                              1.208                 755,412
                                                                              0.857                 955,266
                                                                              1.519               1,256,157
                                                                              1.391               1,357,708
                                                                              1.303               1,511,860
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 3.195                      --
                                                                              3.515               1,157,087
                                                                              2.780               1,274,566
                                                                              2.211               1,292,213
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.798                 615,196
                                                                              2.061                 736,012
                                                                              1.707                 873,396
                                                                              1.471               1,184,591
                                                                              1.677               1,655,204
                                                                              1.576               2,113,721
                                                                              1.171               2,480,408
                                                                              2.001               3,105,587
                                                                              1.766               3,387,056
                                                                              1.481               3,582,390
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 1.490                      --
                                                                              1.246               1,139,324

                         VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.587
                                                                                   2013   1.996
                                                                                   2012   1.738
                                                                                   2011   1.800
                                                                                   2010   1.461
                                                                                   2009   1.030
                                                                                   2008   1.869
                                                                                   2007   1.564
                                                                                   2006   1.406
                                                                                   2005   1.279
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.534
                                                                                   2005   1.502
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.260
                                                                                   2006   1.196
                                                                                   2005   1.146
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.249
                                                                                   2009   1.053
                                                                                   2008   1.827
                                                                                   2007   1.774
                                                                                   2006   1.569
                                                                                   2005   1.500
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.150
                                                                                   2013   1.482
                                                                                   2012   1.272
                                                                                   2011   1.264
                                                                                   2010   1.030
                                                                                   2009   0.780
                                                                                   2008   1.333
                                                                                   2007   1.338
                                                                                   2006   1.253
                                                                                   2005   1.143
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.874
                                                                                   2013   1.444
                                                                                   2012   1.280
                                                                                   2011   1.390
                                                                                   2010   1.214
                                                                                   2009   0.956
                                                                                   2008   1.536
                                                                                   2007   1.545
                                                                                   2006   1.347
                                                                                   2005   1.310
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.986
                                                                                   2013   1.556
                                                                                   2012   1.367
                                                                                   2011   1.357
                                                                                   2010   1.228
                                                                                   2009   1.024
                                                                                   2008   1.476
                                                                                   2007   1.387
                                                                                   2006   1.231
                                                                                   2005   1.202
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.133
                                                                                   2008   1.635
                                                                                   2007   1.639
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.427
                                                                                   2010   1.290
                                                                                   2009   0.937
                                                                                   2008   1.650
                                                                                   2007   1.651
                                                                                   2006   1.480
                                                                                   2005   1.432



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2.850                  22,478
                                                                                   2.587                  24,297
                                                                                   1.996                  35,547
                                                                                   1.738                  43,747
                                                                                   1.800                  77,573
                                                                                   1.461                 113,646
                                                                                   1.030                 107,740
                                                                                   1.869                 107,333
                                                                                   1.564                  90,153
                                                                                   1.406                 213,535
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.717                      --
                                                                                   1.534                 624,032
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.341                      --
                                                                                   1.260                 669,472
                                                                                   1.196                 819,050
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 1.321                      --
                                                                                   1.249               1,336,578
                                                                                   1.053               1,512,269
                                                                                   1.827               2,166,539
                                                                                   1.774               3,019,733
                                                                                   1.569               3,590,883
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.541               1,317,629
                                                                                   2.150               1,584,549
                                                                                   1.482               1,879,010
                                                                                   1.272               2,642,871
                                                                                   1.264               3,367,807
                                                                                   1.030               4,137,806
                                                                                   0.780               5,049,565
                                                                                   1.333               6,557,656
                                                                                   1.338               7,261,375
                                                                                   1.253               8,661,852
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 1.882                      --
                                                                                   1.874               1,194,671
                                                                                   1.444               1,642,469
                                                                                   1.280               2,076,780
                                                                                   1.390               2,803,202
                                                                                   1.214               3,421,700
                                                                                   0.956               4,209,432
                                                                                   1.536               6,335,447
                                                                                   1.545               5,104,700
                                                                                   1.347               6,459,399
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2.164                 924,866
                                                                                   1.986               1,078,321
                                                                                   1.556               1,362,647
                                                                                   1.367               1,594,807
                                                                                   1.357               2,103,886
                                                                                   1.228               2,783,815
                                                                                   1.024               2,662,566
                                                                                   1.476               3,337,982
                                                                                   1.387               4,263,914
                                                                                   1.231               5,363,734
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 1.108                      --
                                                                                   1.133                 684,646
                                                                                   1.635                 974,517
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.507                      --
                                                                                   1.427               2,983,632
                                                                                   1.290               3,333,299
                                                                                   0.937               3,758,963
                                                                                   1.650               5,750,234
                                                                                   1.651               6,718,987
                                                                                   1.480               8,538,130

                        VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.103
                                                                                  2010   1.004
                                                                                  2009   0.838
                                                                                  2008   1.195
                                                                                  2007   1.144
                                                                                  2006   0.988
                                                                                  2005   1.008
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.623
                                                                                  2013   1.313
                                                                                  2012   1.171
                                                                                  2011   1.193
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.816
                                                                                  2013   1.472
                                                                                  2012   1.314
                                                                                  2011   1.243
                                                                                  2010   1.129
                                                                                  2009   0.938
                                                                                  2008   1.469
                                                                                  2007   1.421
                                                                                  2006   1.310
                                                                                  2005   1.280
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.975
                                                                                  2013   1.459
                                                                                  2012   1.235
                                                                                  2011   1.266
                                                                                  2010   1.175
                                                                                  2009   0.840
                                                                                  2008   1.365
                                                                                  2007   1.321
                                                                                  2006   1.286
                                                                                  2005   1.245
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.897
                                                                                  2013   1.460
                                                                                  2012   1.276
                                                                                  2011   1.239
                                                                                  2010   1.153
                                                                                  2009   0.943
                                                                                  2008   1.493
                                                                                  2007   1.463
                                                                                  2006   1.261
                                                                                  2005   1.205
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.559
                                                                                  2013   1.897
                                                                                  2012   1.640
                                                                                  2011   1.738
                                                                                  2010   1.445
                                                                                  2009   1.083
                                                                                  2008   1.704
                                                                                  2007   1.620
                                                                                  2006   1.437
                                                                                  2005   1.352
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.763
                                                                                  2013   1.914
                                                                                  2012   1.632
                                                                                  2011   1.640
                                                                                  2010   1.335
                                                                                  2009   0.952
                                                                                  2008   1.636
                                                                                  2007   1.515
                                                                                  2006   1.369
                                                                                  2005   1.329
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.863
                                                                                  2008   1.406
                                                                                  2007   1.365
                                                                                  2006   1.208
                                                                                  2005   1.180
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.588
                                                                                  2006   1.441
                                                                                  2005   1.417



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 1.197                      --
                                                                                  1.103                 193,207
                                                                                  1.004                 233,069
                                                                                  0.838                 284,831
                                                                                  1.195                 410,850
                                                                                  1.144                 460,356
                                                                                  0.988                 549,657
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 1.810                  77,856
                                                                                  1.623                 101,577
                                                                                  1.313                 125,871
                                                                                  1.171                 169,105
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2.023               1,102,661
                                                                                  1.816               1,538,496
                                                                                  1.472               2,192,247
                                                                                  1.314               2,832,275
                                                                                  1.243               4,535,919
                                                                                  1.129               5,133,313
                                                                                  0.938               6,701,002
                                                                                  1.469               8,745,660
                                                                                  1.421              10,337,342
                                                                                  1.310              13,239,685
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2.210                 505,467
                                                                                  1.975                 609,250
                                                                                  1.459                 694,021
                                                                                  1.235                 773,695
                                                                                  1.266                 974,827
                                                                                  1.175               1,237,382
                                                                                  0.840               1,608,272
                                                                                  1.365               1,984,106
                                                                                  1.321               2,360,634
                                                                                  1.286               2,985,448
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2.080                 537,270
                                                                                  1.897                 577,204
                                                                                  1.460                 600,041
                                                                                  1.276                 765,771
                                                                                  1.239                 996,080
                                                                                  1.153               1,306,183
                                                                                  0.943               1,488,498
                                                                                  1.493               1,963,508
                                                                                  1.463               1,457,483
                                                                                  1.261               2,187,413
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.716                 238,903
                                                                                  2.559                 266,092
                                                                                  1.897                 297,559
                                                                                  1.640                 410,640
                                                                                  1.738                 466,535
                                                                                  1.445                 555,617
                                                                                  1.083                 695,294
                                                                                  1.704               1,084,440
                                                                                  1.620               1,363,179
                                                                                  1.437               1,761,537
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.823                 202,476
                                                                                  2.763                 245,727
                                                                                  1.914                 314,666
                                                                                  1.632                 376,370
                                                                                  1.640                 458,914
                                                                                  1.335                 610,895
                                                                                  0.952                 751,633
                                                                                  1.636               1,112,460
                                                                                  1.515                 874,133
                                                                                  1.369               1,450,361
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.839                      --
                                                                                  0.863               2,029,831
                                                                                  1.406               2,219,452
                                                                                  1.365               2,630,281
                                                                                  1.208               3,241,340
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.614                      --
                                                                                  1.588               1,080,594
                                                                                  1.441               1,383,219

                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.968
                                                                                      2010   0.903
                                                                                      2009   0.784
                                                                                      2008   1.013
                                                                                      2007   1.018
                                                                                      2006   0.996
                                                                                      2005   0.991
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.357
                                                                                      2010   1.240
                                                                                      2009   1.058
                                                                                      2008   1.248
                                                                                      2007   1.247
                                                                                      2006   1.205
                                                                                      2005   1.197
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.226
                                                                                      2013   2.077
                                                                                      2012   1.795
                                                                                      2011   1.786
                                                                                      2010   1.560
                                                                                      2009   0.993
                                                                                      2008   1.445
                                                                                      2007   1.468
                                                                                      2006   1.347
                                                                                      2005   1.337
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.030
                                                                                      2009   1.047
                                                                                      2008   1.039
                                                                                      2007   1.009
                                                                                      2006   0.982
                                                                                      2005   0.973
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.426
                                                                                      2006   1.229
                                                                                      2005   1.204
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.601
                                                                                      2006   1.445
                                                                                      2005   1.403
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.601
                                                                                      2006   1.391
                                                                                      2005   1.372
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.790
                                                                                      2006   1.625
                                                                                      2005   1.529
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.039
                                                                                      2013   1.020
                                                                                      2012   0.823
                                                                                      2011   0.885
                                                                                      2010   0.775
                                                                                      2009   0.584
                                                                                      2008   1.019
                                                                                      2007   1.218
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.018
                                                                                      2013   1.593
                                                                                      2012   1.321
                                                                                      2011   1.452
                                                                                      2010   1.348
                                                                                      2009   0.959
                                                                                      2008   1.680
                                                                                      2007   1.312
                                                                                      2006   1.282
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.094



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.956                      --
                                                                                      0.968                 322,322
                                                                                      0.903                 299,074
                                                                                      0.784                 345,215
                                                                                      1.013                 548,010
                                                                                      1.018                 638,708
                                                                                      0.996                 790,687
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.383                      --
                                                                                      1.357                 841,318
                                                                                      1.240                 911,320
                                                                                      1.058               1,262,829
                                                                                      1.248               1,783,763
                                                                                      1.247               2,167,036
                                                                                      1.205               3,111,900
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2.178                 826,586
                                                                                      2.226                 851,213
                                                                                      2.077                 945,460
                                                                                      1.795               1,003,155
                                                                                      1.786               1,229,453
                                                                                      1.560               1,417,000
                                                                                      0.993               1,670,642
                                                                                      1.445               2,463,237
                                                                                      1.468               3,316,182
                                                                                      1.347               3,764,331
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.024                      --
                                                                                      1.030               3,001,298
                                                                                      1.047               3,983,489
                                                                                      1.039               3,917,178
                                                                                      1.009               3,539,717
                                                                                      0.982               5,853,181
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.494                      --
                                                                                      1.426               3,034,285
                                                                                      1.229               4,123,387
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.707                      --
                                                                                      1.601                 554,760
                                                                                      1.445                 971,926
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.663                      --
                                                                                      1.601                 826,360
                                                                                      1.391                 912,109
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.971                      --
                                                                                      1.790               1,328,761
                                                                                      1.625               1,853,134
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.160                 310,049
                                                                                      1.039                 383,995
                                                                                      1.020                 474,516
                                                                                      0.823                 474,994
                                                                                      0.885                 641,160
                                                                                      0.775                 816,265
                                                                                      0.584                 855,425
                                                                                      1.019               1,163,744
                                                                                      1.218               1,350,094
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.100                      --
                                                                                      2.018                 141,757
                                                                                      1.593                 202,684
                                                                                      1.321                 236,066
                                                                                      1.452                 305,878
                                                                                      1.348                 321,892
                                                                                      0.959                 251,583
                                                                                      1.680                  84,653
                                                                                      1.312                 171,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.352                 266,968

                                    VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   2.239           2.077                 323,359
                                                                         2013   1.744           2.239                 482,243
                                                                         2012   1.372           1.744                 549,592
                                                                         2011   1.625           1.372                 641,477
                                                                         2010   1.419           1.625                 747,582
                                                                         2009   0.930           1.419                 802,152
                                                                         2008   1.597           0.930                 856,150
                                                                         2007   1.641           1.597               1,056,563
                                                                         2006   1.492           1.641                 931,468
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.324           1.425                 726,447
                                                                         2013   1.035           1.324                 799,370
                                                                         2012   0.919           1.035                 812,733
                                                                         2011   0.972           0.919               1,047,413
                                                                         2010   0.789           0.972               1,445,895
                                                                         2009   0.635           0.789               1,704,558
                                                                         2008   1.057           0.635               2,003,655
                                                                         2007   1.070           1.057               2,160,726
                                                                         2006   1.002           1.070                  40,020
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   2.137           2.269                  25,703
                                                                         2013   1.549           2.137                  26,069
                                                                         2012   1.332           1.549                  15,307
                                                                         2011   1.368           1.332                  15,725
                                                                         2010   1.102           1.368                  18,452
                                                                         2009   0.836           1.102                  60,851
                                                                         2008   1.388           0.836                  59,738
                                                                         2007   1.269           1.388                  48,553
                                                                         2006   1.281           1.269                  11,402
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.881           1.932                  29,687
                                                                         2013   1.438           1.881                  18,264
                                                                         2012   1.266           1.438                  37,838
                                                                         2011   1.435           1.266                  87,923
                                                                         2010   1.223           1.435                 128,168
                                                                         2009   0.965           1.223                 144,548
                                                                         2008   1.315           0.965                 137,581
                                                                         2007   1.353           1.315                 116,308
                                                                         2006   1.271           1.353                  63,505
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.829           0.787                      --
                                                                         2008   1.472           0.829                 337,188
                                                                         2007   1.340           1.472                 506,785
                                                                         2006   1.359           1.340                 537,554
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.613           1.613                      --
                                                                         2013   1.519           1.613                      --
                                                                         2012   1.266           1.519                 450,606
                                                                         2011   1.385           1.266                 556,906
                                                                         2010   1.326           1.385               1,217,811
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   1.235           1.274                  15,498
                                                                         2013   0.971           1.235                  21,250
                                                                         2012   0.848           0.971                  27,810
                                                                         2011   0.993           0.848                  35,637
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.324           1.322                 810,682
                                                                         2013   1.018           1.324                 846,791
                                                                         2012   0.879           1.018               1,058,238
                                                                         2011   0.984           0.879               1,261,776
                                                                         2010   0.836           0.984               1,735,051
                                                                         2009   0.674           0.836               2,214,711
                                                                         2008   0.978           0.674               2,622,643
                                                                         2007   1.027           0.978               3,365,676
                                                                         2006   1.003           1.027               1,958,877
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.559           2.349                 292,813
                                                                         2013   2.744           2.559                 379,606
                                                                         2012   2.351           2.744                 438,511
                                                                         2011   2.946           2.351                 527,315
                                                                         2010   2.427           2.946                 915,318
                                                                         2009   1.463           2.427               1,016,774
                                                                         2008   3.200           1.463               1,093,219

                                     VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.937           1.769                 143,874
                                                                          2013   1.654           1.937                 173,765
                                                                          2012   1.444           1.654                 202,318
                                                                          2011   1.648           1.444                 311,839
                                                                          2010   1.507           1.648                 330,280
                                                                          2009   1.167           1.507                 310,313
                                                                          2008   2.062           1.167                 359,515
                                                                          2007   1.967           2.062                 561,962
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.043           1.129                      --
                                                                          2012   1.009           1.043                  73,602
                                                                          2011   1.085           1.009                  69,579
                                                                          2010   0.900           1.085                 118,496
                                                                          2009   0.670           0.900                  80,073
                                                                          2008   1.107           0.670                  98,949
                                                                          2007   1.251           1.107                  11,588
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2014   1.331           1.335                 987,081
                                                                          2013   1.067           1.331               1,190,193
                                                                          2012   0.897           1.067                 697,161
                                                                          2011   0.998           0.897                 979,522
                                                                          2010   0.877           0.998               1,209,322
                                                                          2009   0.639           0.877               1,666,362
                                                                          2008   1.095           0.639               1,838,210
                                                                          2007   1.049           1.095               2,240,779
                                                                          2006   0.996           1.049               2,055,848
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.419           1.437               1,110,748
                                                                          2013   1.588           1.419               1,248,411
                                                                          2012   1.480           1.588               1,606,661
                                                                          2011   1.352           1.480               1,898,630
                                                                          2010   1.275           1.352               1,949,954
                                                                          2009   1.097           1.275               2,502,184
                                                                          2008   1.197           1.097               2,786,262
                                                                          2007   1.133           1.197               3,537,567
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.642           1.679               3,729,551
                                                                          2013   1.705           1.642               4,463,758
                                                                          2012   1.590           1.705               5,327,278
                                                                          2011   1.569           1.590               6,096,907
                                                                          2010   1.478           1.569               7,176,841
                                                                          2009   1.329           1.478               9,102,928
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.964           2.143                  99,773
                                                                          2013   1.503           1.964                 157,115
                                                                          2012   1.385           1.503                 133,779
                                                                          2011   1.478           1.385                 158,623
                                                                          2010   1.295           1.478                 169,087
                                                                          2009   1.065           1.295                 343,781
                                                                          2008   1.615           1.065                 117,736
                                                                          2007   1.567           1.615                 131,153
                                                                          2006   1.460           1.567                 145,731
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147           1.265                      --
                                                                          2006   1.092           1.147                   8,773
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.701           1.746                 287,452
                                                                          2013   1.706           1.701                 342,005
                                                                          2012   1.558           1.706                 356,760
                                                                          2011   1.531           1.558                 470,107
                                                                          2010   1.390           1.531                 656,923
                                                                          2009   1.064           1.390               1,208,409
                                                                          2008   1.214           1.064               1,274,191
                                                                          2007   1.160           1.214               1,385,294
                                                                          2006   1.122           1.160               2,208,049
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308           1.454               1,372,968
                                                                          2013   0.996           1.308               1,572,175
                                                                          2012   0.860           0.996               1,853,578
                                                                          2011   0.912           0.860               2,138,303
                                                                          2010   0.794           0.912               2,855,035
                                                                          2009   0.683           0.794               3,767,046
                                                                          2008   1.093           0.683               4,187,119
                                                                          2007   1.074           1.093               5,352,699
                                                                          2006   1.001           1.074               5,040,214
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.885           2.053               1,015,948

                                    VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.412           1.480                      --
                                                                        2006   1.336           1.412                 432,930
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.696           1.892                 114,159
                                                                        2013   1.288           1.696                 122,037
                                                                        2012   1.156           1.288                 155,463
                                                                        2011   1.175           1.156                 233,058
                                                                        2010   1.063           1.175                 260,063
                                                                        2009   0.908           1.063                 185,744
                                                                        2008   1.476           0.908                 234,239
                                                                        2007   1.467           1.476                 270,281
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.298           1.363               1,307,371
                                                                        2013   1.335           1.298               1,162,989
                                                                        2012   1.266           1.335               1,246,001
                                                                        2011   1.212           1.266               1,770,450
                                                                        2010   1.142           1.212               2,149,875
                                                                        2009   1.064           1.142               2,773,459
                                                                        2008   1.124           1.064               3,064,087
                                                                        2007   1.079           1.124               3,916,582
                                                                        2006   1.041           1.079               4,781,096
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.420           1.518                 439,632
                                                                        2013   1.077           1.420                 500,085
                                                                        2012   0.960           1.077                 589,855
                                                                        2011   1.074           0.960                 652,745
                                                                        2010   0.913           1.074                 720,036
                                                                        2009   0.726           0.913               1,048,488
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.956           0.939               1,561,218
                                                                        2013   0.974           0.956               1,488,342
                                                                        2012   0.993           0.974               1,335,276
                                                                        2011   1.011           0.993               2,238,271
                                                                        2010   1.024           1.011               2,222,008
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.675           0.667                      --
                                                                        2008   1.150           0.675                 321,611
                                                                        2007   1.173           1.150                 414,912
                                                                        2006   1.143           1.173                 456,315
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.678           0.707                      --
                                                                        2008   1.252           0.678                 945,305
                                                                        2007   1.227           1.252               1,217,980
                                                                        2006   1.212           1.227               1,534,327
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.254           1.380                      --
                                                                        2012   1.105           1.254               1,029,210
                                                                        2011   1.201           1.105               1,168,932
                                                                        2010   1.069           1.201               1,508,357
                                                                        2009   0.894           1.069               1,903,920
                                                                        2008   1.494           0.894               2,250,263
                                                                        2007   1.462           1.494               2,732,435
                                                                        2006   1.428           1.462               3,423,841
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.211           1.320                 193,154
                                                                        2013   0.930           1.211                 234,038
                                                                        2012   0.855           0.930                 274,868
                                                                        2011   0.899           0.855                 302,463
                                                                        2010   0.795           0.899                 359,813
                                                                        2009   0.543           0.795                 581,592
                                                                        2008   1.019           0.543                 681,325
                                                                        2007   0.862           1.019                 980,232
                                                                        2006   0.885           0.862               1,150,626
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.743           1.866                  37,325
                                                                        2013   1.296           1.743                  38,282
                                                                        2012   1.140           1.296                  48,102
                                                                        2011   1.156           1.140                  57,359
                                                                        2010   1.055           1.156                  57,431
                                                                        2009   0.767           1.055                  61,108
                                                                        2008   1.159           0.767                  78,234
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.920           0.996                      --
                                                                        2010   0.810           0.920                  43,726
                                                                        2009   0.627           0.810               1,077,965
                                                                        2008   1.073           0.627                 101,904
                                                                        2007   1.059           1.073                  77,136
                                                                        2006   1.002           1.059                  82,046

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.289           1.322                 430,523
                                                                     2013   1.259           1.289                 417,449
                                                                     2012   1.175           1.259                 520,839
                                                                     2011   1.159           1.175                 977,009
                                                                     2010   1.073           1.159               1,133,326
                                                                     2009   0.907           1.073               1,311,540
                                                                     2008   1.079           0.907               2,469,357
                                                                     2007   1.041           1.079                 694,072
                                                                     2006   1.001           1.041                 345,238
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.303           1.342               1,175,552
                                                                     2013   1.197           1.303               1,234,705
                                                                     2012   1.094           1.197               1,086,315
                                                                     2011   1.103           1.094                 856,186
                                                                     2010   1.007           1.103                 516,813
                                                                     2009   0.829           1.007                 682,868
                                                                     2008   1.078           0.829                 461,557
                                                                     2007   1.047           1.078                 138,575
                                                                     2006   1.002           1.047                  96,735
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.299           1.340                 638,286
                                                                     2013   1.122           1.299                 219,185
                                                                     2012   1.009           1.122                 520,086
                                                                     2011   1.042           1.009                 600,708
                                                                     2010   0.938           1.042                 609,621
                                                                     2009   0.755           0.938                 689,973
                                                                     2008   1.078           0.755                 355,115
                                                                     2007   1.053           1.078                 365,282
                                                                     2006   1.002           1.053                 138,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.279           1.322                 911,409
                                                                     2013   1.048           1.279                 554,360
                                                                     2012   0.926           1.048                 575,212
                                                                     2011   0.980           0.926                 578,356
                                                                     2010   0.870           0.980                 587,548
                                                                     2009   0.687           0.870                 319,169
                                                                     2008   1.078           0.687                 354,568
                                                                     2007   1.058           1.078               3,790,478
                                                                     2006   1.002           1.058               3,867,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.750           1.943               1,022,357
                                                                     2013   1.354           1.750               1,063,213
                                                                     2012   1.195           1.354               1,307,129
                                                                     2011   1.198           1.195               1,484,612
                                                                     2010   1.066           1.198               1,648,777
                                                                     2009   0.868           1.066               1,906,871
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2014   1.749           1.861               2,269,858
                                                                     2013   1.500           1.749               2,492,063
                                                                     2012   1.372           1.500               2,935,454
                                                                     2011   1.368           1.372               3,574,565
                                                                     2010   1.268           1.368               4,554,104
                                                                     2009   1.091           1.268               5,570,751
                                                                     2008   1.431           1.091               6,623,364
                                                                     2007   1.399           1.431               8,475,997
                                                                     2006   1.311           1.399              10,776,451
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2014   1.910           2.078                 841,320
                                                                     2013   1.433           1.910                 989,132
                                                                     2012   1.252           1.433                 338,627
                                                                     2011   1.264           1.252                 408,089
                                                                     2010   1.156           1.264                 479,929
                                                                     2009   0.975           1.156                 579,426
                                                                     2008   1.472           0.975                 741,138
                                                                     2007   1.393           1.472                 811,778
                                                                     2006   1.262           1.393                 724,652
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2014   1.416           1.386                  60,738
                                                                     2013   1.137           1.416                  63,268

                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2014   1.610
                                                                                     2013   1.182
                                                                                     2012   1.014
                                                                                     2011   1.047
                                                                                     2010   0.914
                                                                                     2009   0.651
                                                                                     2008   1.143
                                                                                     2007   1.067
                                                                                     2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 2014   1.514
                                                                                     2013   1.530
                                                                                     2012   1.401
                                                                                     2011   1.384
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.921
                                                                                     2013   1.467
                                                                                     2012   1.327
                                                                                     2011   1.503
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.107
                                                                                     2006   1.119
                                                                                     2005   1.117
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.283
                                                                                     2008   1.248
                                                                                     2007   1.169
                                                                                     2006   1.146
                                                                                     2005   1.140
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.828
                                                                                     2006   1.458
                                                                                     2005   1.323
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.157
                                                                                     2006   1.874
                                                                                     2005   1.783
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.277
                                                                                     2005   1.196
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.360
                                                                                     2005   1.326
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.177
                                                                                     2005   1.103
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.108
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.019
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.053
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.086
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.052
                                                                                     2005   1.057
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.259
                                                                                     2005   1.145
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   0.837
                                                                                     2005   0.827
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.271
                                                                                     2005   1.258
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.169
                                                                                     2005   1.119



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 1.720                 106,733
                                                                                     1.610                 115,351
                                                                                     1.182                 103,358
                                                                                     1.014                 109,972
                                                                                     1.047                 129,295
                                                                                     0.914                 166,401
                                                                                     0.651                 192,308
                                                                                     1.143                 294,582
                                                                                     1.067                 375,374
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 1.565                 373,551
                                                                                     1.514                 464,739
                                                                                     1.530                 537,301
                                                                                     1.401                 589,217
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2.081               1,246,580
                                                                                     1.921               1,370,880
                                                                                     1.467               1,637,047
                                                                                     1.327               1,948,744
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.128                      --
                                                                                     1.107               4,427,645
                                                                                     1.119               4,051,146
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.325                      --
                                                                                     1.283              10,331,159
                                                                                     1.248              13,620,913
                                                                                     1.169              17,239,178
                                                                                     1.146              22,862,275
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 1.977                      --
                                                                                     1.828                 638,928
                                                                                     1.458                 563,447
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2.302                      --
                                                                                     2.157                 987,227
                                                                                     1.874               1,262,872
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.359                      --
                                                                                     1.277                 625,300
 Travelers Equity Income Subaccount (11/99)......................................... 1.428                      --
                                                                                     1.360               4,685,823
 Travelers Large Cap Subaccount (11/99)............................................. 1.212                      --
                                                                                     1.177               1,408,457
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.177                      --
                                                                                     1.108                   4,537
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.022                      --
                                                                                     1.019                 111,348
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.090                      --
                                                                                     1.053                 127,111
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.132                      --
                                                                                     1.086               3,605,600
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.049                      --
                                                                                     1.030                   4,434
 Travelers Managed Income Subaccount (11/99)........................................ 1.041                      --
                                                                                     1.052               5,931,326
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.336                      --
                                                                                     1.259                 577,073
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 0.885                      --
                                                                                     0.837               1,379,504
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.311                      --
                                                                                     1.271              14,835,633
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.262                      --
                                                                                     1.169                 534,003

                                     VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.300           1.492                      --
                                                                          2005   1.209           1.300                 900,979
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.377           1.460                      --
                                                                          2005   1.324           1.377                 135,007
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.038           1.092                      --
                                                                          2005   1.000           1.038                   2,873
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.112           1.122                      --
                                                                          2005   1.092           1.112               2,085,055
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.056           1.101                      --
                                                                          2005   1.054           1.056                 968,595
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.113           1.281                      --
                                                                          2005   1.000           1.113                   8,406
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.271                      --
                                                                          2005   1.000           1.109                  15,029
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.102           1.143                      --
                                                                          2005   1.041           1.102                 475,059





                                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.265           1.203                    --
                                                                         2007   1.112           1.265                    --
                                                                         2006   1.110           1.112                    --
                                                                         2005   1.057           1.110                    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.099           1.144                    --
                                                                         2005   1.079           1.099                    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.181           1.142                    --
                                                                         2005   1.056           1.181                    --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.943           1.935                    --
                                                                         2013   1.545           1.943                    --
                                                                         2012   1.295           1.545                    --
                                                                         2011   1.461           1.295                    --
                                                                         2010   1.343           1.461                 6,991
                                                                         2009   0.969           1.343                 7,109
                                                                         2008   1.617           0.969                 8,024
                                                                         2007   1.446           1.617                 7,795
                                                                         2006   1.234           1.446                 8,568
                                                                         2005   1.111           1.234                 4,830
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.664           1.758                    --
                                                                         2013   1.314           1.664                    --
                                                                         2012   1.145           1.314                    --
                                                                         2011   1.229           1.145                    --
                                                                         2010   1.064           1.229                25,751
                                                                         2009   0.784           1.064                27,013
                                                                         2008   1.438           0.784                28,797
                                                                         2007   1.315           1.438                25,548
                                                                         2006   1.226           1.315                30,391
                                                                         2005   1.084           1.226                17,061
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.494           1.609                13,078
                                                                         2013   1.149           1.494                13,561
                                                                         2012   1.005           1.149                14,093
                                                                         2011   1.052           1.005                14,669
                                                                         2010   0.970           1.052                24,000
                                                                         2009   0.759           0.970                27,355
                                                                         2008   1.255           0.759                35,702
                                                                         2007   1.228           1.255                34,425
                                                                         2006   1.095           1.228                37,277
                                                                         2005   1.063           1.095                30,911

                      VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.343
                                                                              2005   1.167
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.341
                                                                              2005   1.285
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.196
                                                                              2005   1.115
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.197
                                                                              2005   1.117
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   1.798
                                                                              2013   1.409
                                                                              2012   1.245
                                                                              2011   1.313
                                                                              2010   1.152
                                                                              2009   0.872
                                                                              2008   1.562
                                                                              2007   1.366
                                                                              2006   1.257
                                                                              2005   1.105
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.213
                                                                              2013   1.673
                                                                              2012   1.501
                                                                              2011   1.729
                                                                              2010   1.382
                                                                              2009   1.016
                                                                              2008   1.728
                                                                              2007   1.540
                                                                              2006   1.407
                                                                              2005   1.225
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.433
                                                                              2013   1.292
                                                                              2012   1.178
                                                                              2011   1.182
                                                                              2010   1.078
                                                                              2009   0.817
                                                                              2008   1.193
                                                                              2007   1.181
                                                                              2006   1.026
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.182
                                                                              2005   1.098
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.652
                                                                              2013   1.229
                                                                              2012   1.139
                                                                              2011   1.229
                                                                              2010   0.990
                                                                              2009   0.708
                                                                              2008   1.265
                                                                              2007   1.169
                                                                              2006   1.105
                                                                              2005   1.083
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.441
                                                                              2007   1.948
                                                                              2006   1.562
                                                                              2005   1.259
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.609
                                                                              2013   1.344
                                                                              2012   1.168
                                                                              2011   1.343
                                                                              2010   1.272
                                                                              2009   0.954
                                                                              2008   1.644
                                                                              2007   1.463
                                                                              2006   1.237
                                                                              2005   1.154



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 1.324                    --
                                                                              1.343                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 1.731                    --
                                                                              1.341                    --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.296                    --
                                                                              1.196                 4,422
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.330                    --
                                                                              1.197                28,051
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 1.957                    --
                                                                              1.798                    --
                                                                              1.409                    --
                                                                              1.245                    --
                                                                              1.313                 7,033
                                                                              1.152                 6,873
                                                                              0.872                 6,640
                                                                              1.562                 5,189
                                                                              1.366                 5,742
                                                                              1.257                    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2.284                    --
                                                                              2.213                    --
                                                                              1.673                    --
                                                                              1.501                    --
                                                                              1.729                 9,166
                                                                              1.382                10,174
                                                                              1.016                11,000
                                                                              1.728                 9,421
                                                                              1.540                10,348
                                                                              1.407                 2,809
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.459                    --
                                                                              1.433                    --
                                                                              1.292                    --
                                                                              1.178                    --
                                                                              1.182                 7,585
                                                                              1.078                 7,339
                                                                              0.817                 7,413
                                                                              1.193                 6,787
                                                                              1.181                 6,694
                                                                              1.026                    --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.362                    --
                                                                              1.182                 2,646
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.728                 4,137
                                                                              1.652                    --
                                                                              1.229                    --
                                                                              1.139                    --
                                                                              1.229                    --
                                                                              0.990                    --
                                                                              0.708                    --
                                                                              1.265                    --
                                                                              1.169                    --
                                                                              1.105                    --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.213                    --
                                                                              2.441                 2,475
                                                                              1.948                 4,444
                                                                              1.562                 3,011
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.391                    --
                                                                              1.609                    --
                                                                              1.344                    --
                                                                              1.168                    --
                                                                              1.343                 7,480
                                                                              1.272                 7,318
                                                                              0.954                 8,325
                                                                              1.644                 7,824
                                                                              1.463                 8,544
                                                                              1.237                 4,762

                         VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.184
                                                                                   2005   1.117
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.113
                                                                                   2013   1.644
                                                                                   2012   1.444
                                                                                   2011   1.508
                                                                                   2010   1.235
                                                                                   2009   0.878
                                                                                   2008   1.607
                                                                                   2007   1.356
                                                                                   2006   1.230
                                                                                   2005   1.128
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.138
                                                                                   2005   1.124
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.107
                                                                                   2006   1.060
                                                                                   2005   1.024
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.849
                                                                                   2009   0.722
                                                                                   2008   1.264
                                                                                   2007   1.238
                                                                                   2006   1.104
                                                                                   2005   1.065
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.854
                                                                                   2013   1.289
                                                                                   2012   1.116
                                                                                   2011   1.118
                                                                                   2010   0.919
                                                                                   2009   0.702
                                                                                   2008   1.210
                                                                                   2007   1.225
                                                                                   2006   1.156
                                                                                   2005   1.064
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.399
                                                                                   2013   1.088
                                                                                   2012   0.972
                                                                                   2011   1.065
                                                                                   2010   0.938
                                                                                   2009   0.745
                                                                                   2008   1.207
                                                                                   2007   1.224
                                                                                   2006   1.077
                                                                                   2005   1.056
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.614
                                                                                   2013   1.276
                                                                                   2012   1.130
                                                                                   2011   1.132
                                                                                   2010   1.032
                                                                                   2009   0.869
                                                                                   2008   1.262
                                                                                   2007   1.196
                                                                                   2006   1.071
                                                                                   2005   1.055
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.796
                                                                                   2008   1.159
                                                                                   2007   1.163
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   0.982
                                                                                   2010   0.895
                                                                                   2009   0.656
                                                                                   2008   1.164
                                                                                   2007   1.175
                                                                                   2006   1.062
                                                                                   2005   1.037



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 1.404                    --
                                                                                   1.184                    --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2.309                    --
                                                                                   2.113                    --
                                                                                   1.644                    --
                                                                                   1.444                    --
                                                                                   1.508                    --
                                                                                   1.235                    --
                                                                                   0.878                    --
                                                                                   1.607                    --
                                                                                   1.356                    --
                                                                                   1.230                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.265                    --
                                                                                   1.138                    --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.175                    --
                                                                                   1.107                    --
                                                                                   1.060                    --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 0.896                    --
                                                                                   0.849                    --
                                                                                   0.722                    --
                                                                                   1.264                    --
                                                                                   1.238                    --
                                                                                   1.104                    --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.173                    --
                                                                                   1.854                    --
                                                                                   1.289                    --
                                                                                   1.116                    --
                                                                                   1.118                59,464
                                                                                   0.919                59,464
                                                                                   0.702                64,934
                                                                                   1.210                64,934
                                                                                   1.225                64,934
                                                                                   1.156                71,280
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 1.402                    --
                                                                                   1.399                    --
                                                                                   1.088                    --
                                                                                   0.972                    --
                                                                                   1.065                    --
                                                                                   0.938                    --
                                                                                   0.745                 5,857
                                                                                   1.207                 5,857
                                                                                   1.224                 5,857
                                                                                   1.077                 5,857
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 1.744                13,209
                                                                                   1.614                13,688
                                                                                   1.276                14,215
                                                                                   1.130                14,785
                                                                                   1.132                15,414
                                                                                   1.032                19,351
                                                                                   0.869                31,215
                                                                                   1.262                31,236
                                                                                   1.196                31,256
                                                                                   1.071                31,278
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.777                    --
                                                                                   0.796                    --
                                                                                   1.159                    --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.034                    --
                                                                                   0.982                41,559
                                                                                   0.895                41,596
                                                                                   0.656                41,632
                                                                                   1.164                41,632
                                                                                   1.175                41,632
                                                                                   1.062                41,632

                        VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.054
                                                                                  2010   0.968
                                                                                  2009   0.814
                                                                                  2008   1.172
                                                                                  2007   1.131
                                                                                  2006   0.985
                                                                                  2005   1.014
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.513
                                                                                  2013   1.234
                                                                                  2012   1.110
                                                                                  2011   1.137
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.353
                                                                                  2013   1.106
                                                                                  2012   0.996
                                                                                  2011   0.950
                                                                                  2010   0.870
                                                                                  2009   0.729
                                                                                  2008   1.152
                                                                                  2007   1.123
                                                                                  2006   1.044
                                                                                  2005   1.029
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.452
                                                                                  2013   1.082
                                                                                  2012   0.924
                                                                                  2011   0.955
                                                                                  2010   0.893
                                                                                  2009   0.645
                                                                                  2008   1.056
                                                                                  2007   1.031
                                                                                  2006   1.012
                                                                                  2005   0.988
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.570
                                                                                  2013   1.219
                                                                                  2012   1.075
                                                                                  2011   1.052
                                                                                  2010   0.988
                                                                                  2009   0.815
                                                                                  2008   1.301
                                                                                  2007   1.286
                                                                                  2006   1.117
                                                                                  2005   1.077
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   1.915
                                                                                  2013   1.432
                                                                                  2012   1.248
                                                                                  2011   1.335
                                                                                  2010   1.119
                                                                                  2009   0.846
                                                                                  2008   1.342
                                                                                  2007   1.287
                                                                                  2006   1.152
                                                                                  2005   1.092
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.241
                                                                                  2013   1.565
                                                                                  2012   1.347
                                                                                  2011   1.365
                                                                                  2010   1.120
                                                                                  2009   0.806
                                                                                  2008   1.397
                                                                                  2007   1.304
                                                                                  2006   1.188
                                                                                  2005   1.164
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.754
                                                                                  2008   1.240
                                                                                  2007   1.214
                                                                                  2006   1.084
                                                                                  2005   1.068
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.136
                                                                                  2006   1.039
                                                                                  2005   1.031



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 1.141                     --
                                                                                  1.054                     --
                                                                                  0.968                     --
                                                                                  0.814                     --
                                                                                  1.172                     --
                                                                                  1.131                     --
                                                                                  0.985                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 1.673                     --
                                                                                  1.513                     --
                                                                                  1.234                     --
                                                                                  1.110                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 1.494                143,869
                                                                                  1.353                151,927
                                                                                  1.106                137,144
                                                                                  0.996                152,722
                                                                                  0.950                290,885
                                                                                  0.870                294,707
                                                                                  0.729                298,666
                                                                                  1.152                130,657
                                                                                  1.123                130,572
                                                                                  1.044                191,764
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 1.611                     --
                                                                                  1.452                     --
                                                                                  1.082                     --
                                                                                  0.924                     --
                                                                                  0.955                     --
                                                                                  0.893                     --
                                                                                  0.645                     --
                                                                                  1.056                     --
                                                                                  1.031                     --
                                                                                  1.012                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.708                     --
                                                                                  1.570                     --
                                                                                  1.219                     --
                                                                                  1.075                     --
                                                                                  1.052                     --
                                                                                  0.988                     --
                                                                                  0.815                     --
                                                                                  1.301                     --
                                                                                  1.286                     --
                                                                                  1.117                     --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.016                  6,662
                                                                                  1.915                  6,665
                                                                                  1.432                  6,671
                                                                                  1.248                  6,678
                                                                                  1.335                  6,687
                                                                                  1.119                  8,644
                                                                                  0.846                  8,655
                                                                                  1.342                  8,666
                                                                                  1.287                  8,675
                                                                                  1.152                  8,686
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.270                     --
                                                                                  2.241                     --
                                                                                  1.565                     --
                                                                                  1.347                     --
                                                                                  1.365                     --
                                                                                  1.120                     --
                                                                                  0.806                     --
                                                                                  1.397                     --
                                                                                  1.304                     --
                                                                                  1.188                     --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.732                     --
                                                                                  0.754                     --
                                                                                  1.240                     --
                                                                                  1.214                     --
                                                                                  1.084                     --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.146                     --
                                                                                  1.136                     --
                                                                                  1.039                     --

                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.924
                                                                                      2010   0.870
                                                                                      2009   0.761
                                                                                      2008   0.992
                                                                                      2007   1.006
                                                                                      2006   0.992
                                                                                      2005   0.996
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.151
                                                                                      2010   1.060
                                                                                      2009   0.913
                                                                                      2008   1.086
                                                                                      2007   1.094
                                                                                      2006   1.066
                                                                                      2005   1.068
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.669
                                                                                      2013   1.570
                                                                                      2012   1.369
                                                                                      2011   1.373
                                                                                      2010   1.210
                                                                                      2009   0.777
                                                                                      2008   1.140
                                                                                      2007   1.168
                                                                                      2006   1.081
                                                                                      2005   1.083
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.005
                                                                                      2009   1.031
                                                                                      2008   1.032
                                                                                      2007   1.011
                                                                                      2006   0.992
                                                                                      2005   0.992
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.229
                                                                                      2006   1.069
                                                                                      2005   1.055
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.309
                                                                                      2006   1.192
                                                                                      2005   1.167
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.259
                                                                                      2006   1.103
                                                                                      2005   1.098
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.333
                                                                                      2006   1.220
                                                                                      2005   1.158
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.973
                                                                                      2013   0.964
                                                                                      2012   0.784
                                                                                      2011   0.850
                                                                                      2010   0.751
                                                                                      2009   0.571
                                                                                      2008   1.004
                                                                                      2007   1.211
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.953
                                                                                      2013   1.554
                                                                                      2012   1.300
                                                                                      2011   1.441
                                                                                      2010   1.350
                                                                                      2009   0.968
                                                                                      2008   1.711
                                                                                      2007   1.347
                                                                                      2006   1.324
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.020



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.910                    --
                                                                                      0.924                 6,294
                                                                                      0.870                 6,300
                                                                                      0.761                 6,306
                                                                                      0.992                 6,312
                                                                                      1.006                 6,317
                                                                                      0.992                 6,323
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.170                    --
                                                                                      1.151                    --
                                                                                      1.060                    --
                                                                                      0.913                    --
                                                                                      1.086                    --
                                                                                      1.094                    --
                                                                                      1.066                    --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 1.619                    --
                                                                                      1.669                    --
                                                                                      1.570                    --
                                                                                      1.369                    --
                                                                                      1.373                 6,411
                                                                                      1.210                 6,538
                                                                                      0.777                 7,684
                                                                                      1.140                 7,104
                                                                                      1.168                 6,766
                                                                                      1.081                    --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 0.997                    --
                                                                                      1.005                16,744
                                                                                      1.031                23,097
                                                                                      1.032                23,116
                                                                                      1.011                23,134
                                                                                      0.992                23,155
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.284                    --
                                                                                      1.229                    --
                                                                                      1.069                    --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.392                    --
                                                                                      1.309                    --
                                                                                      1.192                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.304                    --
                                                                                      1.259                    --
                                                                                      1.103                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.464                    --
                                                                                      1.333                18,745
                                                                                      1.220                14,438
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.077                    --
                                                                                      0.973                    --
                                                                                      0.964                    --
                                                                                      0.784                    --
                                                                                      0.850                    --
                                                                                      0.751                    --
                                                                                      0.571                    --
                                                                                      1.004                    --
                                                                                      1.211                    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.027                    --
                                                                                      1.953                    --
                                                                                      1.554                    --
                                                                                      1.300                    --
                                                                                      1.441                    --
                                                                                      1.350                    --
                                                                                      0.968                    --
                                                                                      1.711                    --
                                                                                      1.347                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.257                    --

                                    VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   1.960           1.803                    --
                                                                         2013   1.540           1.960                    --
                                                                         2012   1.222           1.540                    --
                                                                         2011   1.459           1.222                    --
                                                                         2010   1.285           1.459                 6,325
                                                                         2009   0.849           1.285                 6,138
                                                                         2008   1.472           0.849                 7,043
                                                                         2007   1.525           1.472                 5,318
                                                                         2006   1.395           1.525                 5,306
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.240           1.323                11,239
                                                                         2013   0.977           1.240                11,355
                                                                         2012   0.876           0.977                12,618
                                                                         2011   0.934           0.876                12,753
                                                                         2010   0.765           0.934                34,524
                                                                         2009   0.621           0.765                36,589
                                                                         2008   1.042           0.621                35,735
                                                                         2007   1.064           1.042                29,704
                                                                         2006   1.002           1.064                 7,446
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   1.986           2.091                    --
                                                                         2013   1.452           1.986                    --
                                                                         2012   1.259           1.452                    --
                                                                         2011   1.304           1.259                    --
                                                                         2010   1.059           1.304                    --
                                                                         2009   0.811           1.059                    --
                                                                         2008   1.357           0.811                    --
                                                                         2007   1.252           1.357                    --
                                                                         2006   1.271           1.252                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.747           1.780                    --
                                                                         2013   1.347           1.747                    --
                                                                         2012   1.197           1.347                    --
                                                                         2011   1.368           1.197                    --
                                                                         2010   1.176           1.368                    --
                                                                         2009   0.936           1.176                    --
                                                                         2008   1.286           0.936                    --
                                                                         2007   1.334           1.286                    --
                                                                         2006   1.261           1.334                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.705           0.667                    --
                                                                         2008   1.263           0.705                61,850
                                                                         2007   1.159           1.263                61,850
                                                                         2006   1.182           1.159                61,850
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.066           1.066                    --
                                                                         2013   1.007           1.066                    --
                                                                         2012   0.847           1.007                    --
                                                                         2011   0.934           0.847                    --
                                                                         2010   0.899           0.934                    --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   1.157           1.183                    --
                                                                         2013   0.918           1.157                    --
                                                                         2012   0.808           0.918                    --
                                                                         2011   0.951           0.808                    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.240           1.228                 8,239
                                                                         2013   0.962           1.240                 8,553
                                                                         2012   0.838           0.962                 8,899
                                                                         2011   0.946           0.838                 9,274
                                                                         2010   0.810           0.946                48,452
                                                                         2009   0.658           0.810                51,555
                                                                         2008   0.964           0.658                62,758
                                                                         2007   1.021           0.964                63,879
                                                                         2006   1.003           1.021                53,969
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.689           1.537                    --
                                                                         2013   1.826           1.689                    --
                                                                         2012   1.578           1.826                    --
                                                                         2011   1.994           1.578                    --
                                                                         2010   1.657           1.994                 2,592
                                                                         2009   1.008           1.657                 2,876
                                                                         2008   2.216           1.008                 3,878

                                     VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.568           1.420                    --
                                                                          2013   1.351           1.568                    --
                                                                          2012   1.190           1.351                    --
                                                                          2011   1.369           1.190                    --
                                                                          2010   1.262           1.369                    --
                                                                          2009   0.986           1.262                    --
                                                                          2008   1.757           0.986                    --
                                                                          2007   1.685           1.757                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.978           1.056                    --
                                                                          2012   0.954           0.978                    --
                                                                          2011   1.035           0.954                    --
                                                                          2010   0.865           1.035                    --
                                                                          2009   0.650           0.865                    --
                                                                          2008   1.083           0.650                    --
                                                                          2007   1.231           1.083                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2014   1.247           1.240                 5,838
                                                                          2013   1.008           1.247                 5,612
                                                                          2012   0.855           1.008                 6,200
                                                                          2011   0.959           0.855                 6,174
                                                                          2010   0.850           0.959                 5,938
                                                                          2009   0.624           0.850                 5,962
                                                                          2008   1.079           0.624                 6,701
                                                                          2007   1.043           1.079                 5,230
                                                                          2006   0.996           1.043                 5,495
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.254           1.259                    --
                                                                          2013   1.415           1.254                    --
                                                                          2012   1.330           1.415                    --
                                                                          2011   1.226           1.330                    --
                                                                          2010   1.166           1.226                14,262
                                                                          2009   1.012           1.166                15,119
                                                                          2008   1.113           1.012                15,013
                                                                          2007   1.059           1.113                21,118
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.391           1.410                 4,987
                                                                          2013   1.456           1.391                 4,809
                                                                          2012   1.370           1.456                 4,122
                                                                          2011   1.364           1.370                 4,050
                                                                          2010   1.295           1.364                17,706
                                                                          2009   1.171           1.295                18,698
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.499           1.622                    --
                                                                          2013   1.158           1.499                    --
                                                                          2012   1.076           1.158                    --
                                                                          2011   1.158           1.076                    --
                                                                          2010   1.023           1.158                    --
                                                                          2009   0.849           1.023                    --
                                                                          2008   1.298           0.849                    --
                                                                          2007   1.270           1.298                    --
                                                                          2006   1.190           1.270                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.132           1.245                    --
                                                                          2006   1.083           1.132                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.589           1.618                 4,297
                                                                          2013   1.608           1.589                 4,249
                                                                          2012   1.480           1.608                 3,740
                                                                          2011   1.467           1.480                 3,723
                                                                          2010   1.344           1.467                13,235
                                                                          2009   1.037           1.344                13,211
                                                                          2008   1.194           1.037                13,587
                                                                          2007   1.150           1.194                16,785
                                                                          2006   1.119           1.150                16,724
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.225           1.351                    --
                                                                          2013   0.941           1.225                    --
                                                                          2012   0.819           0.941                    --
                                                                          2011   0.877           0.819                    --
                                                                          2010   0.770           0.877                    --
                                                                          2009   0.668           0.770                    --
                                                                          2008   1.078           0.668                    --
                                                                          2007   1.068           1.078                    --
                                                                          2006   1.001           1.068                 3,325
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.404           1.520                 9,485

                                    VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.361           1.422                     --
                                                                        2006   1.295           1.361                     --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.540           1.703                     --
                                                                        2013   1.179           1.540                     --
                                                                        2012   1.067           1.179                     --
                                                                        2011   1.094           1.067                     --
                                                                        2010   0.998           1.094                     --
                                                                        2009   0.860           0.998                     --
                                                                        2008   1.410           0.860                     --
                                                                        2007   1.410           1.410                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.168           1.216                  8,799
                                                                        2013   1.211           1.168                  9,284
                                                                        2012   1.159           1.211                  9,816
                                                                        2011   1.119           1.159                 10,392
                                                                        2010   1.063           1.119                138,351
                                                                        2009   0.999           1.063                140,325
                                                                        2008   1.064           0.999                149,544
                                                                        2007   1.030           1.064                149,557
                                                                        2006   1.000           1.030                149,570
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.247           1.322                     --
                                                                        2013   0.955           1.247                     --
                                                                        2012   0.858           0.955                     --
                                                                        2011   0.968           0.858                     --
                                                                        2010   0.830           0.968                 63,889
                                                                        2009   0.664           0.830                 63,889
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.902           0.878                 13,288
                                                                        2013   0.927           0.902                 14,003
                                                                        2012   0.953           0.927                 14,787
                                                                        2011   0.979           0.953                 15,636
                                                                        2010   0.996           0.979                 10,665
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.648           0.638                     --
                                                                        2008   1.114           0.648                     --
                                                                        2007   1.146           1.114                     --
                                                                        2006   1.123           1.146                     --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.622           0.646                     --
                                                                        2008   1.157           0.622                     --
                                                                        2007   1.144           1.157                     --
                                                                        2006   1.137           1.144                     --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.972           1.066                     --
                                                                        2012   0.864           0.972                     --
                                                                        2011   0.947           0.864                     --
                                                                        2010   0.850           0.947                     --
                                                                        2009   0.717           0.850                     --
                                                                        2008   1.208           0.717                     --
                                                                        2007   1.193           1.208                     --
                                                                        2006   1.171           1.193                     --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.454           1.571                  4,698
                                                                        2013   1.126           1.454                  4,700
                                                                        2012   1.043           1.126                  4,705
                                                                        2011   1.107           1.043                  4,710
                                                                        2010   0.987           1.107                  4,716
                                                                        2009   0.680           0.987                  4,722
                                                                        2008   1.287           0.680                  4,728
                                                                        2007   1.098           1.287                  4,733
                                                                        2006   1.133           1.098                  5,891
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.728           1.835                     --
                                                                        2013   1.296           1.728                     --
                                                                        2012   1.150           1.296                     --
                                                                        2011   1.176           1.150                     --
                                                                        2010   1.082           1.176                     --
                                                                        2009   0.794           1.082                     --
                                                                        2008   1.206           0.794                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.884           0.954                     --
                                                                        2010   0.785           0.884                     --
                                                                        2009   0.613           0.785                     --
                                                                        2008   1.058           0.613                     --
                                                                        2007   1.052           1.058                     --
                                                                        2006   1.002           1.052                     --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.207           1.228                     --
                                                                     2013   1.189           1.207                     --
                                                                     2012   1.119           1.189                 10,918
                                                                     2011   1.114           1.119                 14,337
                                                                     2010   1.040           1.114                 20,621
                                                                     2009   0.886           1.040                 28,232
                                                                     2008   1.063           0.886                 38,764
                                                                     2007   1.035           1.063                     --
                                                                     2006   1.001           1.035                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.221           1.247                     --
                                                                     2013   1.130           1.221                     --
                                                                     2012   1.042           1.130                     --
                                                                     2011   1.059           1.042                     --
                                                                     2010   0.976           1.059                     --
                                                                     2009   0.811           0.976                     --
                                                                     2008   1.062           0.811                     --
                                                                     2007   1.042           1.062                     --
                                                                     2006   1.002           1.042                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.217           1.245                590,843
                                                                     2013   1.060           1.217                     --
                                                                     2012   0.962           1.060                     --
                                                                     2011   1.002           0.962                     --
                                                                     2010   0.909           1.002                     --
                                                                     2009   0.738           0.909                     --
                                                                     2008   1.063           0.738                     --
                                                                     2007   1.047           1.063                 47,279
                                                                     2006   1.002           1.047                 94,815
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.198           1.227                844,507
                                                                     2013   0.990           1.198                     --
                                                                     2012   0.882           0.990                     --
                                                                     2011   0.942           0.882                     --
                                                                     2010   0.843           0.942                     --
                                                                     2009   0.671           0.843                     --
                                                                     2008   1.063           0.671                     --
                                                                     2007   1.052           1.063                     --
                                                                     2006   1.002           1.052                     --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.467           1.615                     --
                                                                     2013   1.144           1.467                     --
                                                                     2012   1.019           1.144                     --
                                                                     2011   1.030           1.019                     --
                                                                     2010   0.924           1.030                     --
                                                                     2009   0.756           0.924                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2014   1.408           1.486                 24,466
                                                                     2013   1.218           1.408                 24,774
                                                                     2012   1.124           1.218                 24,560
                                                                     2011   1.130           1.124                 24,537
                                                                     2010   1.057           1.130                145,965
                                                                     2009   0.917           1.057                145,325
                                                                     2008   1.213           0.917                144,407
                                                                     2007   1.196           1.213                144,976
                                                                     2006   1.127           1.196                144,761
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2014   1.778           1.917                     --
                                                                     2013   1.345           1.778                     --
                                                                     2012   1.185           1.345                     --
                                                                     2011   1.207           1.185                     --
                                                                     2010   1.113           1.207                 38,457
                                                                     2009   0.947           1.113                 38,785
                                                                     2008   1.441           0.947                 37,264
                                                                     2007   1.376           1.441                 39,100
                                                                     2006   1.254           1.376                 40,201
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2014   1.316           1.277                     --
                                                                     2013   1.063           1.316                     --

                          VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 2014   1.508
                                                                                     2013   1.116
                                                                                     2012   0.967
                                                                                     2011   1.006
                                                                                     2010   0.886
                                                                                     2009   0.636
                                                                                     2008   1.127
                                                                                     2007   1.061
                                                                                     2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 2014   1.252
                                                                                     2013   1.276
                                                                                     2012   1.178
                                                                                     2011   1.170
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.288
                                                                                     2013   0.992
                                                                                     2012   0.905
                                                                                     2011   1.031
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.038
                                                                                     2006   1.059
                                                                                     2005   1.065
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.134
                                                                                     2008   1.112
                                                                                     2007   1.051
                                                                                     2006   1.039
                                                                                     2005   1.042
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.571
                                                                                     2006   1.264
                                                                                     2005   1.157
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.417
                                                                                     2006   1.241
                                                                                     2005   1.191
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.114
                                                                                     2005   1.053
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.119
                                                                                     2005   1.100
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.107
                                                                                     2005   1.046
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.102
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.014
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.048
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.080
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.025
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.013
                                                                                     2005   1.027
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.224
                                                                                     2005   1.122
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 2006   1.075
                                                                                     2005   1.071
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.096
                                                                                     2005   1.094
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.165
                                                                                     2005   1.124



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)..................... 1.597                     --
                                                                                     1.508                     --
                                                                                     1.116                     --
                                                                                     0.967                     --
                                                                                     1.006                     --
                                                                                     0.886                     --
                                                                                     0.636                     --
                                                                                     1.127                     --
                                                                                     1.061                     --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 1.283                     --
                                                                                     1.252                     --
                                                                                     1.276                     --
                                                                                     1.178                     --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 1.383                     --
                                                                                     1.288                     --
                                                                                     0.992                     --
                                                                                     0.905                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.055                     --
                                                                                     1.038                 20,676
                                                                                     1.059                 12,485
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.168                     --
                                                                                     1.134                 19,123
                                                                                     1.112                 28,552
                                                                                     1.051                 29,986
                                                                                     1.039                 25,063
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 1.695                     --
                                                                                     1.571                     --
                                                                                     1.264                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 1.507                     --
                                                                                     1.417                  5,626
                                                                                     1.241                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.182                     --
                                                                                     1.114                 68,471
 Travelers Equity Income Subaccount (11/99)......................................... 1.171                     --
                                                                                     1.119                     --
 Travelers Large Cap Subaccount (11/99)............................................. 1.137                     --
                                                                                     1.107                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.168                     --
                                                                                     1.102                     --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.014                     --
                                                                                     1.014                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.081                     --
                                                                                     1.048                117,297
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.123                     --
                                                                                     1.080                     --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 1.041                     --
                                                                                     1.025                     --
 Travelers Managed Income Subaccount (11/99)........................................ 1.000                     --
                                                                                     1.013                163,216
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.295                     --
                                                                                     1.224                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (3/02).................................. 1.133                     --
                                                                                     1.075                  5,899
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.127                     --
                                                                                     1.096                157,897
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.254                     --
                                                                                     1.165                 22,336

                                     VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.218           1.395                    --
                                                                          2005   1.143           1.218                    --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.126           1.190                    --
                                                                          2005   1.091           1.126                    --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.033           1.083                    --
                                                                          2005   1.000           1.033                    --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.112           1.119                    --
                                                                          2005   1.102           1.112                16,285
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.088           1.131                    --
                                                                          2005   1.096           1.088                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.108           1.271                    --
                                                                          2005   1.000           1.108                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103           1.261                    --
                                                                          2005   1.000           1.103                    --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.086           1.123                    --
                                                                          2005   1.034           1.086                    --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.



                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio   ClearBridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio   Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio         MetLife Small Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book 04-08-81-82-83

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       PIONEER ANNUISTAR(SM) FLEX ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Flex Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class B
     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Money Market Portfolio -- Class A
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
     Pioneer Real Estate Shares VCT Portfolio


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.70%              1.90%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.85%              2.05%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     2.05%              2.25%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.55%              2.75%
Optional GMWB I Charge (maximum upon reset)........................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset).......................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)............     1.50%(6)           1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset).............     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     2.10%              2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     2.30%              2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.26%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%     0.25%          0.03%
 Templeton Foreign VIP Fund.......................    0.74%     0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%     0.25%          0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.08%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class B................    0.67%     0.25%          0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.34%       --           0.03%
 Jennison Growth Portfolio -- Class B.............    0.59%     0.25%          0.03%
 MetLife Asset Allocation 60 Portfolio --
  Class B.........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.........................................    0.05%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B.........    0.55%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.21%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --            1.05%
 Templeton Foreign VIP Fund.......................   --             1.02%       --            1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%           1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.06%     0.00%           1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --            1.01%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.26%     0.02%           1.24%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%     0.04%           0.72%
 Pioneer Fund Portfolio -- Class B................   --             0.97%     0.05%           0.92%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --            0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --            0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.06%           0.80%
 BlackRock Money Market Portfolio --
  Class A.........................................   --             0.37%     0.02%           0.35%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 60 Portfolio --
  Class B......................................... 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B......................................... 0.65%            0.96%       --            0.96%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.08%     0.00%           1.08%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.26%       --            1.26%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:





           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term           LLC
                                      capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                              LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
MFS(R) Emerging Markets Equity          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International           Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity               Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 60             Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class B       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                        PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   1.195
                                                                                   2006   1.148
                                                                                   2005   1.077
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.432
                                                                                   2007   1.335
                                                                                   2006   1.225
                                                                                   2005   1.163
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.784
                                                                                   2013   1.401
                                                                                   2012   1.275
                                                                                   2011   1.225
                                                                                   2010   1.035
                                                                                   2009   0.898
                                                                                   2008   1.255
                                                                                   2007   1.314
                                                                                   2006   1.143
                                                                                   2005   1.125
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.087
                                                                                   2013   1.539
                                                                                   2012   1.414
                                                                                   2011   1.514
                                                                                   2010   1.208
                                                                                   2009   0.857
                                                                                   2008   1.519
                                                                                   2007   1.391
                                                                                   2006   1.303
                                                                                   2005   1.267
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.061
                                                                                   2013   1.707
                                                                                   2012   1.471
                                                                                   2011   1.677
                                                                                   2010   1.576
                                                                                   2009   1.171
                                                                                   2008   2.001
                                                                                   2007   1.766
                                                                                   2006   1.481
                                                                                   2005   1.369
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.065
                                                                                   2013   1.427
                                                                                   2012   1.227
                                                                                   2011   1.224
                                                                                   2010   1.000
                                                                                   2009   0.759
                                                                                   2008   1.301
                                                                                   2007   1.353



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 1.273                      --
                                                                                   1.195                 409,656
                                                                                   1.148                 388,544
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 1.413                      --
                                                                                   1.432                  82,857
                                                                                   1.335                  98,969
                                                                                   1.225                  84,071
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 1.904                 344,277
                                                                                   1.784                 352,345
                                                                                   1.401                 345,406
                                                                                   1.275                 444,296
                                                                                   1.225                 389,815
                                                                                   1.035                 494,886
                                                                                   0.898                 616,666
                                                                                   1.255                 709,375
                                                                                   1.314                 735,985
                                                                                   1.143                 713,991
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2.202                 357,530
                                                                                   2.087                 380,136
                                                                                   1.539                 399,838
                                                                                   1.414                 501,325
                                                                                   1.514                 609,814
                                                                                   1.208                 755,412
                                                                                   0.857                 955,266
                                                                                   1.519               1,256,157
                                                                                   1.391               1,357,708
                                                                                   1.303               1,511,860
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 1.798                 615,196
                                                                                   2.061                 736,012
                                                                                   1.707                 873,396
                                                                                   1.471               1,184,591
                                                                                   1.677               1,655,204
                                                                                   1.576               2,113,721
                                                                                   1.171               2,480,408
                                                                                   2.001               3,105,587
                                                                                   1.766               3,387,056
                                                                                   1.481               3,582,390
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2.434                 172,327
                                                                                   2.065                 202,556
                                                                                   1.427                 214,512
                                                                                   1.227                 220,900
                                                                                   1.224                 247,040
                                                                                   1.000                 318,983
                                                                                   0.759                 357,554
                                                                                   1.301                 456,260

                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2014   1.874
                                                                               2013   1.444
                                                                               2012   1.280
                                                                               2011   1.390
                                                                               2010   1.214
                                                                               2009   0.956
                                                                               2008   1.536
                                                                               2007   1.606
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.816
                                                                               2013   1.472
                                                                               2012   1.314
                                                                               2011   1.243
                                                                               2010   1.129
                                                                               2009   0.938
                                                                               2008   1.469
                                                                               2007   1.467
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 2007   1.235
                                                                               2006   1.067
                                                                               2005   1.000
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 2007   1.232
                                                                               2006   1.118
                                                                               2005   1.106
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 2007   1.320
                                                                               2006   1.215
                                                                               2005   1.128
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.651
                                                                               2013   1.538
                                                                               2012   1.345
                                                                               2011   1.338
                                                                               2010   1.269
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.696
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.737
                                                                               2008   1.310
                                                                               2007   1.257
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2014   2.475
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 2014   1.937
                                                                               2013   1.654
                                                                               2012   1.444
                                                                               2011   1.648
                                                                               2010   1.507
                                                                               2009   1.167
                                                                               2008   2.062
                                                                               2007   1.967
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.043
                                                                               2012   1.009
                                                                               2011   1.085
                                                                               2010   0.900
                                                                               2009   0.670
                                                                               2008   1.063
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.879
                                                                               2011   0.908
                                                                               2010   0.845
                                                                               2009   0.599
                                                                               2008   1.129
                                                                               2007   1.006
                                                                               2006   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 1.882                      --
                                                                               1.874               1,194,671
                                                                               1.444               1,642,469
                                                                               1.280               2,076,780
                                                                               1.390               2,803,202
                                                                               1.214               3,421,700
                                                                               0.956               4,209,432
                                                                               1.536               6,335,447
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2.023               1,102,661
                                                                               1.816               1,538,496
                                                                               1.472               2,192,247
                                                                               1.314               2,832,275
                                                                               1.243               4,535,919
                                                                               1.129               5,133,313
                                                                               0.938               6,701,002
                                                                               1.469               8,745,660
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 1.293                      --
                                                                               1.235                   1,635
                                                                               1.067                     587
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 1.266                      --
                                                                               1.232                 225,591
                                                                               1.118                 149,353
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 1.365                      --
                                                                               1.320                 484,033
                                                                               1.215                 432,115
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 1.674                  89,196
                                                                               1.651                 126,214
                                                                               1.538                 171,037
                                                                               1.345                 240,302
                                                                               1.338                 312,075
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 1.801                 470,012
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.699                      --
                                                                               0.737                 361,567
                                                                               1.310                 398,936
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2.349                 292,813
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 1.769                 143,874
                                                                               1.937                 173,765
                                                                               1.654                 202,318
                                                                               1.444                 311,839
                                                                               1.648                 330,280
                                                                               1.507                 310,313
                                                                               1.167                 359,515
                                                                               2.062                 561,962
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.129                      --
                                                                               1.043                  73,602
                                                                               1.009                  69,579
                                                                               1.085                 118,496
                                                                               0.900                  80,073
                                                                               0.670                  98,949
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 0.987                      --
                                                                               0.879                 188,034
                                                                               0.908                 337,467
                                                                               0.845                 578,081
                                                                               0.599                 627,761
                                                                               1.129                 650,842
                                                                               1.006                 693,208

                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.................. 2014   1.333
                                                                                2013   1.068
                                                                                2012   0.898
                                                                                2011   0.999
                                                                                2010   0.877
                                                                                2009   0.639
                                                                                2008   1.096
                                                                                2007   1.050
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2014   1.642
                                                                                2013   1.705
                                                                                2012   1.590
                                                                                2011   1.600
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2014   1.662
                                                                                2013   1.276
                                                                                2012   1.178
                                                                                2011   1.341
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2014   1.650
                                                                                2013   1.657
                                                                                2012   1.515
                                                                                2011   1.491
                                                                                2010   1.356
                                                                                2009   1.111
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2014   1.885
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2014   1.395
                                                                                2013   1.060
                                                                                2012   0.946
                                                                                2011   1.059
                                                                                2010   0.902
                                                                                2009   0.719
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 2014   0.968
                                                                                2013   0.986
                                                                                2012   1.005
                                                                                2011   1.024
                                                                                2010   1.043
                                                                                2009   1.058
                                                                                2008   1.047
                                                                                2007   1.016
                                                                                2006   0.995
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.267
                                                                                2013   0.944
                                                                                2012   0.980
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.298
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.272
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2014   1.191
                                                                                2013   1.022
                                                                                2012   0.935
                                                                                2011   0.933
                                                                                2010   0.865
                                                                                2009   0.745
                                                                                2008   0.978
                                                                                2007   0.996
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 2014   1.380
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.416
                                                                                2013   1.137
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   0.987
                                                                                2005   0.977
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.134
                                                                                2005   1.101
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.412
                                                                                2005   1.261



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.................. 1.336                 391,925
                                                                                1.333                 398,439
                                                                                1.068                 417,737
                                                                                0.898                 435,364
                                                                                0.999                 512,525
                                                                                0.877                 685,240
                                                                                0.639                 852,084
                                                                                1.096                 983,194
                                                                                1.050               1,005,027
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.679               3,729,551
                                                                                1.642               4,463,758
                                                                                1.705               5,327,278
                                                                                1.590               6,096,907
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.810                  47,873
                                                                                1.662                  35,790
                                                                                1.276                  59,248
                                                                                1.178                  55,106
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.691                 382,406
                                                                                1.650                 372,426
                                                                                1.657                 482,898
                                                                                1.515                 587,392
                                                                                1.491                 691,724
                                                                                1.356                 456,879
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2.053               1,015,948
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.489                 233,420
                                                                                1.395                 270,150
                                                                                1.060                 273,119
                                                                                0.946                 280,380
                                                                                1.059                 320,454
                                                                                0.902                 331,392
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 0.951                 985,487
                                                                                0.968               1,126,343
                                                                                0.986                 703,892
                                                                                1.005               1,035,035
                                                                                1.024               1,214,239
                                                                                1.043               1,727,401
                                                                                1.058               1,346,251
                                                                                1.047                 920,417
                                                                                1.016                 814,212
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.352                  90,165
                                                                                1.267                 137,383
                                                                                0.944                 185,248
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 1.340                 638,286
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 1.322                 911,409
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.267                 217,407
                                                                                1.191                 220,220
                                                                                1.022                 183,491
                                                                                0.935                 184,086
                                                                                0.933                 225,570
                                                                                0.865                 205,977
                                                                                0.745                 213,322
                                                                                0.978                  28,248
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 1.499                 106,743
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.386                  60,738
                                                                                1.416                  63,268
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 0.995                      --
                                                                                0.987                 848,137
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 1.184                      --
                                                                                1.134                 490,350
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 1.536                      --
                                                                                1.412                 580,710

                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.026
                                                                                2006   1.013
                                                                                2005   1.014
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.993
                                                                                2005   0.999
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.080
                                                                                2005   1.061
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.307
                                                                                2010   1.222
                                                                                2009   1.062
                                                                                2008   1.091
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.381
                                                                                2013   1.094
                                                                                2012   1.007
                                                                                2011   1.065
                                                                                2010   0.993
                                                                                2009   0.874
                                                                                2008   1.320
                                                                                2007   1.264
                                                                                2006   1.099
                                                                                2005   1.000
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.170
                                                                                2006   0.999
                                                                                2005   1.000
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.344
                                                                                2005   1.270
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.258
                                                                                2010   1.107
                                                                                2009   0.903
                                                                                2008   1.401
                                                                                2007   1.362
                                                                                2006   1.193
                                                                                2005   1.147
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.743
                                                                                2008   1.152
                                                                                2007   1.149
                                                                                2006   1.045
                                                                                2005   1.000
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.183
                                                                                2009   0.753
                                                                                2008   1.192
                                                                                2007   1.150
                                                                                2006   1.082
                                                                                2005   1.084
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.744
                                                                                2008   1.260
                                                                                2007   1.220
                                                                                2006   1.086
                                                                                2005   1.000
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.615
                                                                                2008   1.229
                                                                                2007   1.166
                                                                                2006   1.089
                                                                                2005   1.075
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.035
                                                                                2008   1.922
                                                                                2007   1.729
                                                                                2006   1.437
                                                                                2005   1.270
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.752
                                                                                2008   1.243
                                                                                2007   1.171
                                                                                2006   1.161
                                                                                2005   1.093



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 1.062                      --
                                                                                1.026                 716,446
                                                                                1.013                 581,308
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 1.114                      --
                                                                                0.993                     462
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 1.146                      --
                                                                                1.080                 245,843
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.335                      --
                                                                                1.307                 453,305
                                                                                1.222                 533,107
                                                                                1.062                 590,465
                                                                                1.091                 705,519
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.374                      --
                                                                                1.381                 118,382
                                                                                1.094                 118,829
                                                                                1.007                 144,958
                                                                                1.065                 245,778
                                                                                0.993                 201,443
                                                                                0.874                 213,573
                                                                                1.320                 253,373
                                                                                1.264                 227,914
                                                                                1.099                  95,526
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 1.285                      --
                                                                                1.170                  23,906
                                                                                0.999                   1,630
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 1.703                      --
                                                                                1.344                  34,455
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 1.344                      --
                                                                                1.258                 107,797
                                                                                1.107                 127,983
                                                                                0.903                 128,924
                                                                                1.401                 230,700
                                                                                1.362                 158,650
                                                                                1.193                 102,950
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 0.740                      --
                                                                                0.743                 343,283
                                                                                1.152                 377,085
                                                                                1.149                 267,487
                                                                                1.045                 237,990
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 1.267                      --
                                                                                1.183                 570,105
                                                                                0.753                 672,769
                                                                                1.192                 854,297
                                                                                1.150               1,048,985
                                                                                1.082               1,035,469
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 0.712                      --
                                                                                0.744                 285,929
                                                                                1.260                 285,956
                                                                                1.220                 271,527
                                                                                1.086                  16,812
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 0.647                      --
                                                                                0.615                  21,797
                                                                                1.229                  47,536
                                                                                1.166                  63,647
                                                                                1.089                  26,122
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 0.945                      --
                                                                                1.035                 174,330
                                                                                1.922                 220,734
                                                                                1.729                 226,364
                                                                                1.437                 148,345
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 0.774                      --
                                                                                0.752                 249,449
                                                                                1.243                 293,762
                                                                                1.171                 314,252
                                                                                1.161                 280,080

                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.164
                                                                              2006   1.100
                                                                              2005   1.071
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.846
                                                                              2008   1.392
                                                                              2007   1.528
                                                                              2006   1.363
                                                                              2005   1.250
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.152
                                                                              2005   1.154
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.047
                                                                              2008   1.208
                                                                              2007   1.159
                                                                              2006   1.112
                                                                              2005   1.105
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.347
                                                                              2006   1.193
                                                                              2005   1.161
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   2.063
                                                                              2013   2.148
                                                                              2012   1.960
                                                                              2011   2.614
                                                                              2010   2.303
                                                                              2009   1.348
                                                                              2008   3.294
                                                                              2007   2.356
                                                                              2006   1.771
                                                                              2005   1.311
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.880
                                                                              2013   1.487
                                                                              2012   1.377
                                                                              2011   1.326
                                                                              2010   1.133
                                                                              2009   1.014
                                                                              2008   1.485
                                                                              2007   1.505
                                                                              2006   1.255
                                                                              2005   1.212
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.403
                                                                              2013   1.198
                                                                              2012   1.091
                                                                              2011   1.149
                                                                              2010   1.020
                                                                              2009   0.783
                                                                              2008   1.229
                                                                              2007   1.184
                                                                              2006   1.070
                                                                              2005   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.386
                                                                              2013   1.214
                                                                              2012   1.109
                                                                              2011   1.153
                                                                              2010   1.031
                                                                              2009   0.799
                                                                              2008   1.182
                                                                              2007   1.139
                                                                              2006   1.049
                                                                              2005   1.000
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2014   1.836
                                                                              2013   1.409
                                                                              2012   1.295
                                                                              2011   1.401
                                                                              2010   1.210
                                                                              2009   0.984
                                                                              2008   1.514
                                                                              2007   1.464
                                                                              2006   1.328
                                                                              2005   1.257



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 1.373                      --
                                                                              1.164                 102,484
                                                                              1.100                  58,913
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 0.806                      --
                                                                              0.846                 104,369
                                                                              1.392                 172,401
                                                                              1.528                 155,547
                                                                              1.363                 165,261
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 1.222                      --
                                                                              1.152                  39,302
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 1.107                      --
                                                                              1.047                 543,569
                                                                              1.208                 858,207
                                                                              1.159               1,022,593
                                                                              1.112                 888,249
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 1.346                      --
                                                                              1.347                 127,004
                                                                              1.193                 127,419
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2.029                      --
                                                                              2.063                  18,867
                                                                              2.148                  29,731
                                                                              1.960                  52,319
                                                                              2.614                  44,300
                                                                              2.303                  40,957
                                                                              1.348                  59,359
                                                                              3.294                  76,347
                                                                              2.356                  68,928
                                                                              1.771                  35,224
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 1.920                      --
                                                                              1.880                 295,794
                                                                              1.487                 323,526
                                                                              1.377                 402,707
                                                                              1.326                 463,924
                                                                              1.133                 545,903
                                                                              1.014                 616,023
                                                                              1.485                 656,105
                                                                              1.505                 573,418
                                                                              1.255                 569,191
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 1.418                      --
                                                                              1.403                 510,254
                                                                              1.198                 467,906
                                                                              1.091                 488,493
                                                                              1.149                 606,451
                                                                              1.020                 748,600
                                                                              0.783                 662,028
                                                                              1.229                 713,460
                                                                              1.184                 161,306
                                                                              1.070                      --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 1.402                      --
                                                                              1.386                 505,602
                                                                              1.214                 510,768
                                                                              1.109                 609,562
                                                                              1.153                 741,437
                                                                              1.031               1,119,095
                                                                              0.799               1,017,757
                                                                              1.182               1,319,969
                                                                              1.139                 768,565
                                                                              1.049                  50,495
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2.069                 219,872
                                                                              1.836                 235,997
                                                                              1.409                 256,449
                                                                              1.295                 291,019
                                                                              1.401                 324,715
                                                                              1.210                 489,571
                                                                              0.984                 532,724
                                                                              1.514                 639,949
                                                                              1.464                 588,966
                                                                              1.328                 487,513

                            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   2.009           2.575                 57,700
                                                                      2013   2.016           2.009                 59,301
                                                                      2012   1.769           2.016                 70,906
                                                                      2011   1.642           1.769                 73,959
                                                                      2010   1.301           1.642                102,303
                                                                      2009   1.008           1.301                134,849
                                                                      2008   1.665           1.008                137,953
                                                                      2007   2.097           1.665                160,500
                                                                      2006   1.565           2.097                191,973
                                                                      2005   1.388           1.565                160,395





                        PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05%
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   0.984
                                                                                   2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.096
                                                                                   2007   1.034
                                                                                   2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.379
                                                                                   2013   1.096
                                                                                   2012   1.010
                                                                                   2011   0.982
                                                                                   2010   0.839
                                                                                   2009   0.737
                                                                                   2008   1.043
                                                                                   2007   1.105
                                                                                   2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.369
                                                                                   2013   1.021
                                                                                   2012   0.950
                                                                                   2011   1.029
                                                                                   2010   0.831
                                                                                   2009   0.597
                                                                                   2008   1.070
                                                                                   2007   0.992
                                                                                   2006   1.000
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.214
                                                                                   2013   1.018
                                                                                   2012   0.888
                                                                                   2011   1.024
                                                                                   2010   0.974
                                                                                   2009   0.733
                                                                                   2008   1.267
                                                                                   2007   1.132
                                                                                   2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.470
                                                                                   2013   1.028
                                                                                   2012   0.895
                                                                                   2011   0.903
                                                                                   2010   0.747
                                                                                   2009   0.574
                                                                                   2008   0.995
                                                                                   2007   1.044
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.219
                                                                                   2013   0.951
                                                                                   2012   0.853
                                                                                   2011   0.937
                                                                                   2010   0.829
                                                                                   2009   0.660
                                                                                   2008   1.073
                                                                                   2007   1.132



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 1.044           --
                                                                                   0.984           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 1.078           --
                                                                                   1.096           --
                                                                                   1.034           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 1.455           --
                                                                                   1.379           --
                                                                                   1.096           --
                                                                                   1.010           --
                                                                                   0.982           --
                                                                                   0.839           --
                                                                                   0.737           --
                                                                                   1.043           --
                                                                                   1.105           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 1.427           --
                                                                                   1.369           --
                                                                                   1.021           --
                                                                                   0.950           --
                                                                                   1.029           --
                                                                                   0.831           --
                                                                                   0.597           --
                                                                                   1.070           --
                                                                                   0.992           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 1.047           --
                                                                                   1.214           --
                                                                                   1.018           --
                                                                                   0.888           --
                                                                                   1.024           --
                                                                                   0.974           --
                                                                                   0.733           --
                                                                                   1.267           --
                                                                                   1.132           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 1.712           --
                                                                                   1.470           --
                                                                                   1.028           --
                                                                                   0.895           --
                                                                                   0.903           --
                                                                                   0.747           --
                                                                                   0.574           --
                                                                                   0.995           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.220           --
                                                                                   1.219           --
                                                                                   0.951           --
                                                                                   0.853           --
                                                                                   0.937           --
                                                                                   0.829           --
                                                                                   0.660           --
                                                                                   1.073           --

                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.237
                                                                               2013   1.015
                                                                               2012   0.917
                                                                               2011   0.878
                                                                               2010   0.807
                                                                               2009   0.679
                                                                               2008   1.076
                                                                               2007   1.082
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 2007   1.100
                                                                               2006   1.000
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 2007   1.066
                                                                               2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 2007   1.023
                                                                               2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.375
                                                                               2013   1.297
                                                                               2012   1.147
                                                                               2011   1.156
                                                                               2010   1.104
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.342
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.592
                                                                               2008   1.065
                                                                               2007   1.031
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2014   0.933
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 2014   1.146
                                                                               2013   0.991
                                                                               2012   0.875
                                                                               2011   1.011
                                                                               2010   0.935
                                                                               2009   0.733
                                                                               2008   1.311
                                                                               2007   1.261
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.901
                                                                               2012   0.882
                                                                               2011   0.960
                                                                               2010   0.806
                                                                               2009   0.608
                                                                               2008   0.971
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.821
                                                                               2011   0.858
                                                                               2010   0.808
                                                                               2009   0.580
                                                                               2008   1.106
                                                                               2007   0.998
                                                                               2006   1.000
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 2014   1.215
                                                                               2013   0.986
                                                                               2012   0.839
                                                                               2011   0.944
                                                                               2010   0.839
                                                                               2009   0.619
                                                                               2008   1.074
                                                                               2007   1.041
                                                                               2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.272
                                                                               2013   1.337
                                                                               2012   1.262
                                                                               2011   1.280
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.231
                                                                               2013   0.957
                                                                               2012   0.894
                                                                               2011   1.026



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 1.361           --
                                                                               1.237           --
                                                                               1.015           --
                                                                               0.917           --
                                                                               0.878           --
                                                                               0.807           --
                                                                               0.679           --
                                                                               1.076           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 1.148           --
                                                                               1.100           --
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 1.091           --
                                                                               1.066           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 1.053           --
                                                                               1.023           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 1.378           --
                                                                               1.375           --
                                                                               1.297           --
                                                                               1.147           --
                                                                               1.156           --
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 1.414           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.560           --
                                                                               0.592           --
                                                                               1.065           --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 0.878           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 1.034           --
                                                                               1.146           --
                                                                               0.991           --
                                                                               0.875           --
                                                                               1.011           --
                                                                               0.935           --
                                                                               0.733           --
                                                                               1.311           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 0.972           --
                                                                               0.901           --
                                                                               0.882           --
                                                                               0.960           --
                                                                               0.806           --
                                                                               0.608           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 0.918           --
                                                                               0.821           --
                                                                               0.858           --
                                                                               0.808           --
                                                                               0.580           --
                                                                               1.106           --
                                                                               0.998           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 1.204           --
                                                                               1.215           --
                                                                               0.986           --
                                                                               0.839           --
                                                                               0.944           --
                                                                               0.839           --
                                                                               0.619           --
                                                                               1.074           --
                                                                               1.041           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.286           --
                                                                               1.272           --
                                                                               1.337           --
                                                                               1.262           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 1.325           --
                                                                               1.231           --
                                                                               0.957           --
                                                                               0.894           --

                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2014   1.343
                                                                                2013   1.365
                                                                                2012   1.263
                                                                                2011   1.258
                                                                                2010   1.158
                                                                                2009   0.956
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2014   1.221
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2014   1.055
                                                                                2013   0.812
                                                                                2012   0.733
                                                                                2011   0.831
                                                                                2010   0.716
                                                                                2009   0.575
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 2014   0.890
                                                                                2013   0.918
                                                                                2012   0.946
                                                                                2011   0.976
                                                                                2010   1.006
                                                                                2009   1.033
                                                                                2008   1.035
                                                                                2007   1.016
                                                                                2006   1.003
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.155
                                                                                2013   0.871
                                                                                2012   0.910
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.179
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.156
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2014   1.099
                                                                                2013   0.955
                                                                                2012   0.884
                                                                                2011   0.892
                                                                                2010   0.838
                                                                                2009   0.730
                                                                                2008   0.970
                                                                                2007   0.996
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 2014   1.098
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.208
                                                                                2013   0.978
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.003
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.259
                                                                                2010   1.191
                                                                                2009   1.047
                                                                                2008   1.089
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.103
                                                                                2013   0.884
                                                                                2012   0.824
                                                                                2011   0.882
                                                                                2010   0.832
                                                                                2009   0.742
                                                                                2008   1.133
                                                                                2007   1.098
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.360           --
                                                                                1.343           --
                                                                                1.365           --
                                                                                1.263           --
                                                                                1.258           --
                                                                                1.158           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 1.319           --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.113           --
                                                                                1.055           --
                                                                                0.812           --
                                                                                0.733           --
                                                                                0.831           --
                                                                                0.716           --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 0.864           --
                                                                                0.890           --
                                                                                0.918           --
                                                                                0.946           --
                                                                                0.976           --
                                                                                1.006           --
                                                                                1.033           --
                                                                                1.035           --
                                                                                1.016           --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.218           --
                                                                                1.155           --
                                                                                0.871           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 1.207           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 1.191           --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.155           --
                                                                                1.099           --
                                                                                0.955           --
                                                                                0.884           --
                                                                                0.892           --
                                                                                0.838           --
                                                                                0.730           --
                                                                                0.970           --
 MSF MFS(R) Value Subaccount (Class B) (4/14).................................. 1.183           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.169           --
                                                                                1.208           --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 1.003           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 1.004           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 1.033           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 1.028           --
                                                                                1.003           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 1.082           --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 1.029           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.280           --
                                                                                1.259           --
                                                                                1.191           --
                                                                                1.047           --
                                                                                1.089           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.094           --
                                                                                1.103           --
                                                                                0.884           --
                                                                                0.824           --
                                                                                0.882           --
                                                                                0.832           --
                                                                                0.742           --
                                                                                1.133           --
                                                                                1.098           --

                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.105
                                                                                2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   0.966
                                                                                2010   0.860
                                                                                2009   0.710
                                                                                2008   1.116
                                                                                2007   1.098
                                                                                2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.677
                                                                                2008   1.062
                                                                                2007   1.072
                                                                                2006   1.000
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.034
                                                                                2009   0.666
                                                                                2008   1.067
                                                                                2007   1.042
                                                                                2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.636
                                                                                2008   1.090
                                                                                2007   1.068
                                                                                2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.542
                                                                                2008   1.096
                                                                                2007   1.052
                                                                                2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.654
                                                                                2008   1.230
                                                                                2007   1.120
                                                                                2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.615
                                                                                2008   1.028
                                                                                2007   0.981
                                                                                2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)............. 2007   1.002
                                                                                2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)..................... 2009   0.558
                                                                                2008   0.930
                                                                                2007   1.034
                                                                                2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (11/03)....................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................... 2009   0.905
                                                                                2008   1.057
                                                                                2007   1.027
                                                                                2006   1.000
 Pioneer Value VCT Subaccount (Class II) (11/03)............................... 2007   1.079
                                                                                2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................... 2014   0.949
                                                                                2013   1.000
                                                                                2012   0.923
                                                                                2011   1.246
                                                                                2010   1.111
                                                                                2009   0.658
                                                                                2008   1.628
                                                                                2007   1.179
                                                                                2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)....................... 2014   1.319
                                                                                2013   1.055
                                                                                2012   0.990
                                                                                2011   0.965
                                                                                2010   0.834
                                                                                2009   0.755
                                                                                2008   1.120
                                                                                2007   1.148
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 1.200           --
                                                                                1.105           --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 1.188           --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 1.028           --
                                                                                0.966           --
                                                                                0.860           --
                                                                                0.710           --
                                                                                1.116           --
                                                                                1.098           --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 0.672           --
                                                                                0.677           --
                                                                                1.062           --
                                                                                1.072           --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 1.103           --
                                                                                1.034           --
                                                                                0.666           --
                                                                                1.067           --
                                                                                1.042           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 0.606           --
                                                                                0.636           --
                                                                                1.090           --
                                                                                1.068           --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 0.568           --
                                                                                0.542           --
                                                                                1.096           --
                                                                                1.052           --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 0.595           --
                                                                                0.654           --
                                                                                1.230           --
                                                                                1.120           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 0.630           --
                                                                                0.615           --
                                                                                1.028           --
                                                                                0.981           --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)............. 1.170           --
                                                                                1.002           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)..................... 0.530           --
                                                                                0.558           --
                                                                                0.930           --
                                                                                1.034           --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)....................... 0.985           --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................... 0.953           --
                                                                                0.905           --
                                                                                1.057           --
                                                                                1.027           --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................... 1.066           --
                                                                                1.079           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................... 0.930           --
                                                                                0.949           --
                                                                                1.000           --
                                                                                0.923           --
                                                                                1.246           --
                                                                                1.111           --
                                                                                0.658           --
                                                                                1.628           --
                                                                                1.179           --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)....................... 1.342           --
                                                                                1.319           --
                                                                                1.055           --
                                                                                0.990           --
                                                                                0.965           --
                                                                                0.834           --
                                                                                0.755           --
                                                                                1.120           --
                                                                                1.148           --

                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.153
                                                                              2013   0.997
                                                                              2012   0.918
                                                                              2011   0.979
                                                                              2010   0.879
                                                                              2009   0.683
                                                                              2008   1.085
                                                                              2007   1.058
                                                                              2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.171
                                                                              2013   1.038
                                                                              2012   0.960
                                                                              2011   1.010
                                                                              2010   0.914
                                                                              2009   0.717
                                                                              2008   1.073
                                                                              2007   1.047
                                                                              2006   1.000
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2014   1.224
                                                                              2013   0.951
                                                                              2012   0.885
                                                                              2011   0.969
                                                                              2010   0.847
                                                                              2009   0.697
                                                                              2008   1.085
                                                                              2007   1.062
                                                                              2006   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)................ 2014   1.095
                                                                              2013   1.112
                                                                              2012   0.988
                                                                              2011   0.928
                                                                              2010   0.744
                                                                              2009   0.583
                                                                              2008   0.975
                                                                              2007   1.243
                                                                              2006   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 1.161           --
                                                                              1.153           --
                                                                              0.997           --
                                                                              0.918           --
                                                                              0.979           --
                                                                              0.879           --
                                                                              0.683           --
                                                                              1.085           --
                                                                              1.058           --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 1.181           --
                                                                              1.171           --
                                                                              1.038           --
                                                                              0.960           --
                                                                              1.010           --
                                                                              0.914           --
                                                                              0.717           --
                                                                              1.073           --
                                                                              1.047           --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 1.363           --
                                                                              1.224           --
                                                                              0.951           --
                                                                              0.885           --
                                                                              0.969           --
                                                                              0.847           --
                                                                              0.697           --
                                                                              1.085           --
                                                                              1.062           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)................ 1.387           --
                                                                              1.095           --
                                                                              1.112           --
                                                                              0.988           --
                                                                              0.928           --
                                                                              0.744           --
                                                                              0.583           --
                                                                              0.975           --
                                                                              1.243           --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio - Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio - Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio - Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(R) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON VARIABLE EQUITY INCOME TRUST         LEGG MASON VARIABLE EQUITY INCOME TRUST
 Clearbridge Variable Equity Income Portfolio   Clearbridge Variable Dividend Strategy Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MiC-Book-04-08-81-82-83

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   VINTAGE 3
                             PORTFOLIO ARCHITECT 3
                             PORTFOLIO ARCHITECT L
                                   VINTAGE L
                             PIONEER ANNUISTAR FLEX


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2015



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY



                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company USA (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

MetLife Insurance Company USA, Annuity Investor Services, P.O. Box 103666, Des

Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
           ------------------
























                                                         MIC-Book-04-08-81-82-83

                               TABLE OF CONTENTS



                                                                   PAGE
                                                                  -----
THE INSURANCE COMPANY............................................    2
PRINCIPAL UNDERWRITER............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT................    2
VALUATION OF ASSETS..............................................    2
   Funding Options...............................................    2
   The Contract Value............................................    2
   Accumulation Unit Value.......................................    3
   Annuity Unit Value............................................    3
   Calculation Of Money Market Yield.............................    3
FEDERAL TAX CONSIDERATIONS.......................................    4
   Mandatory Distributions for Qualified Plans...................    4
   Nonqualified Annuity Contracts................................    4
   Individual Retirement Annuities...............................    5
   Simple Plan IRA Form..........................................    5
   Roth IRAs.....................................................    5
   Qualified Pension and Profit-Sharing Plans....................    5
   Section-403(b) Plans..........................................    6
   Federal Income Tax Withholding................................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................    7
CUSTODIAN........................................................    7
CONDENSED FINANCIAL INFORMATION - VINTAGE 3......................    8
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect 3.........   78
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect L.........  148
CONDENSED FINANCIAL INFORMATION -- Vintage L.....................  302
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Flex........  432
FINANCIAL STATEMENTS.............................................  508

                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus
(b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).


If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2015, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $53,000 for 2015 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2015 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2015 is $53,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2015. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS



Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2015).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN

MetLife Insurance Company USA, 111225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                  CONDENSED FINANCIAL INFORMATION - Vintage 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.077       1.151            --
                                                                              2006   1.000       1.077        59,545
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.025       1.075            --
                                                                              2005   0.991       1.025       205,665
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.198       1.141            --
                                                                              2007   1.045       1.198        63,645
                                                                              2006   1.037       1.045        96,126
                                                                              2005   0.981       1.037       144,555
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.135       1.184            --
                                                                              2005   1.107       1.135       191,901
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.156       1.126            --
                                                                              2005   1.028       1.156       347,920
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   2.712       2.719       156,545
                                                                              2013   2.143       2.712       150,833
                                                                              2012   1.785       2.143       320,716
                                                                              2011   2.000       1.785       365,372
                                                                              2010   1.826       2.000       411,002
                                                                              2009   1.310       1.826       492,396
                                                                              2008   2.171       1.310       503,803
                                                                              2007   1.929       2.171       688,333
                                                                              2006   1.635       1.929       927,883
                                                                              2005   1.463       1.635     1,027,930
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   2.203       2.342       414,468
                                                                              2013   1.728       2.203       751,661
                                                                              2012   1.496       1.728       832,671
                                                                              2011   1.596       1.496       857,397
                                                                              2010   1.372       1.596       982,574
                                                                              2009   1.005       1.372     1,634,039
                                                                              2008   1.830       1.005     1,731,530
                                                                              2007   1.663       1.830     2,194,734
                                                                              2006   1.540       1.663     3,051,113
                                                                              2005   1.353       1.540     3,359,314
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.911       2.071       411,979
                                                                              2013   1.461       1.911       446,005
                                                                              2012   1.269       1.461       909,813
                                                                              2011   1.320       1.269       967,941
                                                                              2010   1.209       1.320     1,225,463
                                                                              2009   0.940       1.209     1,497,875
                                                                              2008   1.544       0.940     1,807,005
                                                                              2007   1.501       1.544     2,621,532
                                                                              2006   1.330       1.501     3,467,098
                                                                              2005   1.282       1.330     4,282,897
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.287       1.272            --
                                                                              2005   1.111       1.287        48,830
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.690       2.196            --
                                                                              2005   1.609       1.690       247,390
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.297       1.408            --
                                                                              2005   1.201       1.297        50,359
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440            --
                                                                              2005   1.199       1.294        21,349

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   2.432       2.665        97,946
                                                                              2013   1.893       2.432       172,874
                                                                              2012   1.662       1.893       181,903
                                                                              2011   1.742       1.662       163,461
                                                                              2010   1.518       1.742       208,968
                                                                              2009   1.142       1.518       226,352
                                                                              2008   2.032       1.142       204,716
                                                                              2007   1.765       2.032       274,092
                                                                              2006   1.614       1.765       334,170
                                                                              2005   1.410       1.614       343,333
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.702       2.807       123,305
                                                                              2013   2.030       2.702       140,851
                                                                              2012   1.809       2.030       168,249
                                                                              2011   2.071       1.809       187,933
                                                                              2010   1.644       2.071       210,772
                                                                              2009   1.201       1.644       289,772
                                                                              2008   2.030       1.201       341,738
                                                                              2007   1.796       2.030       357,352
                                                                              2006   1.631       1.796       459,141
                                                                              2005   1.411       1.631       445,909
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.516       1.554       182,769
                                                                              2013   1.358       1.516       185,978
                                                                              2012   1.230       1.358       226,415
                                                                              2011   1.227       1.230       230,411
                                                                              2010   1.111       1.227       212,091
                                                                              2009   0.836       1.111       209,880
                                                                              2008   1.214       0.836       277,536
                                                                              2007   1.194       1.214       131,920
                                                                              2006   1.031       1.194        79,379
                                                                              2005   1.000       1.031            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.233       1.430            --
                                                                              2005   1.138       1.233       606,220
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.036       2.144        15,410
                                                                              2013   1.505       2.036        15,461
                                                                              2012   1.386       1.505        15,669
                                                                              2011   1.486       1.386        31,053
                                                                              2010   1.188       1.486        44,417
                                                                              2009   0.845       1.188        93,891
                                                                              2008   1.500       0.845       148,857
                                                                              2007   1.376       1.500       239,163
                                                                              2006   1.292       1.376       189,938
                                                                              2005   1.259       1.292       139,790
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.482       3.163            --
                                                                              2007   2.760       3.482       112,593
                                                                              2006   2.199       2.760       115,958
                                                                              2005   1.761       2.199        75,757
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   2.011       1.751       128,390
                                                                              2013   1.669       2.011       129,058
                                                                              2012   1.441       1.669       136,067
                                                                              2011   1.646       1.441       145,563
                                                                              2010   1.550       1.646       173,729
                                                                              2009   1.154       1.550       461,577
                                                                              2008   1.976       1.154       676,353
                                                                              2007   1.747       1.976       729,839
                                                                              2006   1.469       1.747       853,741
                                                                              2005   1.361       1.469       908,858
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.237       1.477            --
                                                                              2005   1.160       1.237       145,298
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.524       2.776        52,842

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.951       2.524        68,990
                                                                                   2012   1.703       1.951        66,980
                                                                                   2011   1.767       1.703         8,560
                                                                                   2010   1.437       1.767         8,567
                                                                                   2009   1.015       1.437         4,537
                                                                                   2008   1.846       1.015         5,932
                                                                                   2007   1.548       1.846         5,940
                                                                                   2006   1.394       1.548         1,658
                                                                                   2005   1.270       1.394         1,665
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.525       1.705            --
                                                                                   2005   1.497       1.525        27,875
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.247       1.326            --
                                                                                   2006   1.186       1.247        91,056
                                                                                   2005   1.139       1.186       104,096
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.231       1.302            --
                                                                                   2009   1.039       1.231       190,147
                                                                                   2008   1.808       1.039       190,195
                                                                                   2007   1.759       1.808       190,306
                                                                                   2006   1.559       1.759       443,829
                                                                                   2005   1.493       1.559       450,103
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.098       2.475       443,237
                                                                                   2013   1.449       2.098       463,457
                                                                                   2012   1.246       1.449       550,833
                                                                                   2011   1.241       1.246       646,832
                                                                                   2010   1.013       1.241       764,367
                                                                                   2009   0.769       1.013     1,283,152
                                                                                   2008   1.317       0.769     1,410,045
                                                                                   2007   1.324       1.317     1,574,995
                                                                                   2006   1.242       1.324     2,005,877
                                                                                   2005   1.136       1.242     2,435,820
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.829       1.836            --
                                                                                   2013   1.412       1.829       443,920
                                                                                   2012   1.254       1.412       590,256
                                                                                   2011   1.364       1.254       690,899
                                                                                   2010   1.194       1.364       722,779
                                                                                   2009   0.942       1.194       833,873
                                                                                   2008   1.517       0.942       899,751
                                                                                   2007   1.529       1.517     1,139,248
                                                                                   2006   1.336       1.529       951,440
                                                                                   2005   1.301       1.336     1,396,128
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.938       2.107       389,538
                                                                                   2013   1.521       1.938       518,360
                                                                                   2012   1.340       1.521       557,956
                                                                                   2011   1.333       1.340       531,080
                                                                                   2010   1.208       1.333       712,415
                                                                                   2009   1.009       1.208       817,848
                                                                                   2008   1.458       1.009       748,127
                                                                                   2007   1.372       1.458       952,825
                                                                                   2006   1.220       1.372     1,264,599
                                                                                   2005   1.194       1.220     1,428,707
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.119       1.093            --
                                                                                   2008   1.618       1.119       144,847
                                                                                   2007   1.622       1.618       177,401
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.404       1.481            --
                                                                                   2010   1.272       1.404       316,419
                                                                                   2009   0.926       1.272       437,151
                                                                                   2008   1.633       0.926       607,147
                                                                                   2007   1.637       1.633       871,180
                                                                                   2006   1.470       1.637     1,058,218
                                                                                   2005   1.426       1.470     1,528,706
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.083       1.174            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   0.987
                                                                                           2009   0.826
                                                                                           2008   1.180
                                                                                           2007   1.132
                                                                                           2006   0.979
                                                                                           2005   1.001
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.584
                                                                                           2013   1.284
                                                                                           2012   1.147
                                                                                           2011   1.171
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.776
                                                                                           2013   1.442
                                                                                           2012   1.290
                                                                                           2011   1.223
                                                                                           2010   1.113
                                                                                           2009   0.927
                                                                                           2008   1.454
                                                                                           2007   1.409
                                                                                           2006   1.301
                                                                                           2005   1.274
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   1.927
                                                                                           2013   1.426
                                                                                           2012   1.210
                                                                                           2011   1.243
                                                                                           2010   1.155
                                                                                           2009   0.828
                                                                                           2008   1.348
                                                                                           2007   1.307
                                                                                           2006   1.275
                                                                                           2005   1.237
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   1.851
                                                                                           2013   1.427
                                                                                           2012   1.250
                                                                                           2011   1.216
                                                                                           2010   1.134
                                                                                           2009   0.930
                                                                                           2008   1.474
                                                                                           2007   1.448
                                                                                           2006   1.250
                                                                                           2005   1.197
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   2.497
                                                                                           2013   1.855
                                                                                           2012   1.606
                                                                                           2011   1.706
                                                                                           2010   1.421
                                                                                           2009   1.067
                                                                                           2008   1.682
                                                                                           2007   1.603
                                                                                           2006   1.425
                                                                                           2005   1.343
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   2.696
                                                                                           2013   1.871
                                                                                           2012   1.599
                                                                                           2011   1.610
                                                                                           2010   1.313
                                                                                           2009   0.939
                                                                                           2008   1.616
                                                                                           2007   1.499
                                                                                           2006   1.357
                                                                                           2005   1.320
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.850
                                                                                           2008   1.388
                                                                                           2007   1.351
                                                                                           2006   1.198
                                                                                           2005   1.173
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   1.224



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.083        18,412
                                                                                           0.987        18,412
                                                                                           0.826        18,412
                                                                                           1.180        20,957
                                                                                           1.132        40,671
                                                                                           0.979        40,671
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.763         7,310
                                                                                           1.584         9,725
                                                                                           1.284        11,701
                                                                                           1.147        16,072
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.974       439,257
                                                                                           1.776       453,503
                                                                                           1.442       512,488
                                                                                           1.290       505,296
                                                                                           1.223       569,393
                                                                                           1.113       759,821
                                                                                           0.927     1,057,554
                                                                                           1.454     1,246,258
                                                                                           1.409     1,505,223
                                                                                           1.301     1,756,267
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2.152       172,345
                                                                                           1.927       239,228
                                                                                           1.426       314,247
                                                                                           1.210       363,761
                                                                                           1.243       372,908
                                                                                           1.155       461,768
                                                                                           0.828       538,204
                                                                                           1.348       587,902
                                                                                           1.307       627,954
                                                                                           1.275       735,016
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2.025       175,770
                                                                                           1.851       176,980
                                                                                           1.427       197,283
                                                                                           1.250       252,331
                                                                                           1.216       267,315
                                                                                           1.134       235,588
                                                                                           0.930       535,985
                                                                                           1.474       555,205
                                                                                           1.448       427,683
                                                                                           1.250       522,604
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2.644        93,242
                                                                                           2.497        95,154
                                                                                           1.855        96,213
                                                                                           1.606       110,000
                                                                                           1.706       153,614
                                                                                           1.421       153,848
                                                                                           1.067       209,698
                                                                                           1.682       222,523
                                                                                           1.603       310,542
                                                                                           1.425       403,704
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2.749        74,801
                                                                                           2.696        77,787
                                                                                           1.871        81,170
                                                                                           1.599        88,702
                                                                                           1.610       103,566
                                                                                           1.313       120,371
                                                                                           0.939       156,691
                                                                                           1.616       203,696
                                                                                           1.499       213,822
                                                                                           1.357       245,178
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.826            --
                                                                                           0.850       152,863
                                                                                           1.388       242,321
                                                                                           1.351       246,110
                                                                                           1.198       434,032
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.316            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   1.205       1.224            --
                                                                                      2009   0.956       1.205            --
                                                                                      2008   1.724       0.956            --
                                                                                      2007   1.655       1.724            --
                                                                                      2006   1.342       1.655         7,360
                                                                                      2005   1.226       1.342         3,856
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.575       1.598            --
                                                                                      2006   1.432       1.575       192,880
                                                                                      2005   1.411       1.432       212,838
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954        27,308
                                                                                      2009   0.775       0.892        26,679
                                                                                      2008   1.004       0.775        24,497
                                                                                      2007   1.011       1.004        25,789
                                                                                      2006   0.991       1.011        35,261
                                                                                      2005   0.989       0.991        38,858
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.332       1.357            --
                                                                                      2010   1.219       1.332       133,803
                                                                                      2009   1.043       1.219       150,239
                                                                                      2008   1.232       1.043       165,544
                                                                                      2007   1.234       1.232       214,402
                                                                                      2006   1.195       1.234       359,004
                                                                                      2005   1.189       1.195       658,183
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   2.172       2.121       129,790
                                                                                      2013   2.030       2.172       135,240
                                                                                      2012   1.758       2.030       142,383
                                                                                      2011   1.753       1.758       149,311
                                                                                      2010   1.534       1.753       185,504
                                                                                      2009   0.979       1.534       253,023
                                                                                      2008   1.427       0.979       266,982
                                                                                      2007   1.452       1.427       328,399
                                                                                      2006   1.336       1.452       469,487
                                                                                      2005   1.329       1.336       532,888
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.013       1.006            --
                                                                                      2009   1.032       1.013       717,485
                                                                                      2008   1.026       1.032     1,424,947
                                                                                      2007   0.998       1.026       637,345
                                                                                      2006   0.974       0.998       228,585
                                                                                      2005   0.967       0.974       336,949
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.411       1.478            --
                                                                                      2006   1.219       1.411       595,112
                                                                                      2005   1.196       1.219       710,038
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.317       1.383            --
                                                                                      2006   1.137       1.317       160,971
                                                                                      2005   1.090       1.137       265,411
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.584       1.688            --
                                                                                      2006   1.432       1.584        51,993
                                                                                      2005   1.394       1.432        61,578
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.589       1.649            --
                                                                                      2006   1.383       1.589     1,067,268
                                                                                      2005   1.368       1.383     1,103,425
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.777       1.956            --
                                                                                      2006   1.616       1.777       798,547
                                                                                      2005   1.524       1.616       848,933
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.023       1.140        28,868

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.007       1.023        30,402
                                                                          2012   0.814       1.007        54,747
                                                                          2011   0.877       0.814        74,644
                                                                          2010   0.770       0.877        96,519
                                                                          2009   0.581       0.770       137,131
                                                                          2008   1.015       0.581       175,735
                                                                          2007   1.216       1.015       312,931
                                                                          2006   1.003       1.216       466,627
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.972       2.050            --
                                                                          2013   1.559       1.972        31,322
                                                                          2012   1.295       1.559        31,965
                                                                          2011   1.427       1.295        67,702
                                                                          2010   1.328       1.427        68,079
                                                                          2009   0.946       1.328        64,050
                                                                          2008   1.661       0.946        68,723
                                                                          2007   1.300       1.661        51,966
                                                                          2006   1.272       1.300        48,840
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.044       2.293        30,220
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.187       2.024       270,631
                                                                          2013   1.706       2.187       354,122
                                                                          2012   1.346       1.706       387,293
                                                                          2011   1.597       1.346       350,067
                                                                          2010   1.397       1.597       399,145
                                                                          2009   0.917       1.397       349,810
                                                                          2008   1.579       0.917       370,486
                                                                          2007   1.626       1.579       412,945
                                                                          2006   1.480       1.626       453,404
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.303       1.400       125,189
                                                                          2013   1.021       1.303       291,349
                                                                          2012   0.909       1.021       307,544
                                                                          2011   0.963       0.909       325,661
                                                                          2010   0.783       0.963       367,147
                                                                          2009   0.632       0.783       928,176
                                                                          2008   1.053       0.632       958,675
                                                                          2007   1.069       1.053     1,143,115
                                                                          2006   1.002       1.069        27,728
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.100       2.226        29,533
                                                                          2013   1.526       2.100         2,363
                                                                          2012   1.314       1.526         2,363
                                                                          2011   1.353       1.314        25,880
                                                                          2010   1.092       1.353        15,851
                                                                          2009   0.830       1.092         1,792
                                                                          2008   1.380       0.830         1,792
                                                                          2007   1.265       1.380         1,792
                                                                          2006   1.278       1.265            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.848       1.895        45,666
                                                                          2013   1.416       1.848        14,218
                                                                          2012   1.250       1.416        15,798
                                                                          2011   1.419       1.250        29,730
                                                                          2010   1.212       1.419        28,707
                                                                          2009   0.958       1.212         6,991
                                                                          2008   1.308       0.958         6,015
                                                                          2007   1.348       1.308         5,718
                                                                          2006   1.269       1.348         2,871
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.817       0.775            --
                                                                          2008   1.454       0.817        24,483
                                                                          2007   1.326       1.454         8,822
                                                                          2006   1.346       1.326        10,530
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.579       1.579            --
                                                                          2013   1.488       1.579            --
                                                                          2012   1.243       1.488       133,515
                                                                          2011   1.362       1.243       133,656
                                                                          2010   1.306       1.362       205,364
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.216       1.252            --
                                                                          2013   0.958       1.216            --
                                                                          2012   0.838       0.958            --
                                                                          2011   0.983       0.838            --

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       361,591
                                                                               2013   1.005       1.304       373,053
                                                                               2012   0.869       1.005       397,004
                                                                               2011   0.975       0.869       483,571
                                                                               2010   0.830       0.975       465,585
                                                                               2009   0.670       0.830       525,205
                                                                               2008   0.974       0.670       523,515
                                                                               2007   1.026       0.974       573,020
                                                                               2006   1.003       1.026       131,901
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.505       2.294       127,412
                                                                               2013   2.691       2.505        66,063
                                                                               2012   2.311       2.691        70,138
                                                                               2011   2.901       2.311        91,797
                                                                               2010   2.395       2.901        76,777
                                                                               2009   1.447       2.395        86,880
                                                                               2008   3.168       1.447        96,034
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.890       1.723       108,730
                                                                               2013   1.618       1.890       112,550
                                                                               2012   1.415       1.618       120,014
                                                                               2011   1.617       1.415       124,348
                                                                               2010   1.482       1.617       123,764
                                                                               2009   1.150       1.482       131,885
                                                                               2008   2.036       1.150       137,886
                                                                               2007   1.945       2.036       155,426
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.027       1.112            --
                                                                               2012   0.996       1.027         4,426
                                                                               2011   1.073       0.996         3,327
                                                                               2010   0.892       1.073         1,991
                                                                               2009   0.665       0.892         3,202
                                                                               2008   1.101       0.665         4,006
                                                                               2007   1.246       1.101         1,179
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.940       1.920            --
                                                                               2013   1.424       1.940            --
                                                                               2012   1.331       1.424            --
                                                                               2011   1.459       1.331            --
                                                                               2010   1.127       1.459         8,375
                                                                               2009   0.732       1.127         8,375
                                                                               2008   1.323       0.732         8,375
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312       267,463
                                                                               2013   1.053       1.311       217,304
                                                                               2012   0.887       1.053        38,335
                                                                               2011   0.988       0.887        84,437
                                                                               2010   0.870       0.988        78,508
                                                                               2009   0.635       0.870       152,472
                                                                               2008   1.091       0.635       185,229
                                                                               2007   1.048       1.091       232,162
                                                                               2006   0.996       1.048       216,565
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.389       1.404       259,321
                                                                               2013   1.557       1.389       258,391
                                                                               2012   1.454       1.557       415,378
                                                                               2011   1.331       1.454       447,841
                                                                               2010   1.258       1.331       503,751
                                                                               2009   1.085       1.258       558,683
                                                                               2008   1.186       1.085       626,176
                                                                               2007   1.124       1.186       610,074
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.602       1.635       869,229
                                                                               2013   1.667       1.602     1,272,498
                                                                               2012   1.557       1.667     1,640,630
                                                                               2011   1.541       1.557     1,709,735
                                                                               2010   1.454       1.541     1,944,304
                                                                               2009   1.308       1.454     2,656,466
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.922       2.093         2,158

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.474       1.922         2,625
                                                                          2012   1.361       1.474         3,585
                                                                          2011   1.455       1.361        16,643
                                                                          2010   1.278       1.455        20,636
                                                                          2009   1.053       1.278        89,295
                                                                          2008   1.600       1.053        68,653
                                                                          2007   1.556       1.600        95,329
                                                                          2006   1.451       1.556        81,703
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.143       1.260            --
                                                                          2006   1.090       1.143         1,179
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.669       1.710       185,097
                                                                          2013   1.677       1.669        74,611
                                                                          2012   1.534       1.677        73,792
                                                                          2011   1.511       1.534        83,967
                                                                          2010   1.375       1.511        96,633
                                                                          2009   1.054       1.375        78,503
                                                                          2008   1.206       1.054       107,998
                                                                          2007   1.154       1.206       101,535
                                                                          2006   1.117       1.154       101,664
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429       171,156
                                                                          2013   0.982       1.288       179,151
                                                                          2012   0.850       0.982       294,444
                                                                          2011   0.904       0.850       326,683
                                                                          2010   0.788       0.904       384,173
                                                                          2009   0.680       0.788     1,403,629
                                                                          2008   1.090       0.680     1,521,824
                                                                          2007   1.073       1.090     1,670,126
                                                                          2006   1.001       1.073       613,061
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.838       1.999       331,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.398       1.463            --
                                                                          2006   1.324       1.398       233,370
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.655       1.842       121,782
                                                                          2013   1.259       1.655       123,332
                                                                          2012   1.132       1.259       122,126
                                                                          2011   1.153       1.132       123,696
                                                                          2010   1.046       1.153       137,606
                                                                          2009   0.895       1.046       124,137
                                                                          2008   1.458       0.895       150,349
                                                                          2007   1.451       1.458       199,400
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.267       1.327       231,548
                                                                          2013   1.305       1.267       283,942
                                                                          2012   1.241       1.305       301,322
                                                                          2011   1.190       1.241       369,694
                                                                          2010   1.123       1.190       395,752
                                                                          2009   1.049       1.123       408,183
                                                                          2008   1.110       1.049       405,274
                                                                          2007   1.068       1.110       487,330
                                                                          2006   1.032       1.068       635,802
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.385       1.478        66,758
                                                                          2013   1.053       1.385        85,862
                                                                          2012   0.940       1.053        89,167
                                                                          2011   1.054       0.940       160,782
                                                                          2010   0.898       1.054       172,750
                                                                          2009   0.715       0.898       174,100
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.933       0.914       128,589
                                                                          2013   0.952       0.933       128,949
                                                                          2012   0.972       0.952       124,002
                                                                          2011   0.992       0.972       166,249
                                                                          2010   1.006       0.992       496,781
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.665       0.657            --
                                                                          2008   1.136       0.665        50,041
                                                                          2007   1.160       1.136        48,315
                                                                          2006   1.132       1.160            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.668       0.696            --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.236       0.668       157,097
                                                                       2007   1.214       1.236       172,811
                                                                       2006   1.201       1.214       208,263
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.226       1.348            --
                                                                       2012   1.083       1.226       180,607
                                                                       2011   1.179       1.083       188,138
                                                                       2010   1.051       1.179       228,851
                                                                       2009   0.882       1.051       287,175
                                                                       2008   1.475       0.882       312,384
                                                                       2007   1.447       1.475       383,653
                                                                       2006   1.415       1.447       490,839
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.183       1.287       100,528
                                                                       2013   0.910       1.183       121,997
                                                                       2012   0.838       0.910       159,334
                                                                       2011   0.883       0.838       162,951
                                                                       2010   0.783       0.883       217,703
                                                                       2009   0.535       0.783       219,833
                                                                       2008   1.007       0.535       236,217
                                                                       2007   0.854       1.007       249,539
                                                                       2006   0.877       0.854       260,526
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.701       1.817        28,388
                                                                       2013   1.267       1.701        29,125
                                                                       2012   1.117       1.267        35,866
                                                                       2011   1.135       1.117        38,826
                                                                       2010   1.037       1.135        48,586
                                                                       2009   0.756       1.037        52,558
                                                                       2008   1.144       0.756        53,083
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911            --
                                                                       2009   0.624       0.804            --
                                                                       2008   1.069       0.624            --
                                                                       2007   1.057       1.069            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299            --
                                                                       2013   1.242       1.269            --
                                                                       2012   1.161       1.242            --
                                                                       2011   1.148       1.161            --
                                                                       2010   1.065       1.148            --
                                                                       2009   0.902       1.065            --
                                                                       2008   1.075       0.902            --
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319        60,060
                                                                       2013   1.181       1.283        59,506
                                                                       2012   1.081       1.181        58,141
                                                                       2011   1.092       1.081        57,498
                                                                       2010   1.000       1.092        83,145
                                                                       2009   0.825       1.000       104,702
                                                                       2008   1.074       0.825       116,283
                                                                       2007   1.046       1.074            --
                                                                       2006   1.002       1.046         8,483
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317       242,196
                                                                       2013   1.107       1.280       221,241
                                                                       2012   0.998       1.107       209,853
                                                                       2011   1.033       0.998       210,568
                                                                       2010   0.931       1.033       422,437
                                                                       2009   0.751       0.931       436,032
                                                                       2008   1.075       0.751       300,985
                                                                       2007   1.051       1.075       473,367
                                                                       2006   1.002       1.051       293,332
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299       289,551

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.708
                                                                                           2013   1.324
                                                                                           2012   1.171
                                                                                           2011   1.176
                                                                                           2010   1.048
                                                                                           2009   0.854
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.706
                                                                                           2013   1.467
                                                                                           2012   1.344
                                                                                           2011   1.343
                                                                                           2010   1.247
                                                                                           2009   1.076
                                                                                           2008   1.413
                                                                                           2007   1.385
                                                                                           2006   1.299
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.873
                                                                                           2013   1.409
                                                                                           2012   1.233
                                                                                           2011   1.248
                                                                                           2010   1.143
                                                                                           2009   0.966
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.478
                                                                                           2013   1.496
                                                                                           2012   1.372
                                                                                           2011   1.358
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.878
                                                                                           2013   1.437
                                                                                           2012   1.303
                                                                                           2011   1.478
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.113
                                                                                           2005   1.113
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.265
                                                                                           2008   1.232
                                                                                           2007   1.156
                                                                                           2006   1.137
                                                                                           2005   1.132
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.432
                                                                                           2007   1.325
                                                                                           2006   1.218
                                                                                           2005   1.159
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.809



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260            --
                                                                                           1.034            --
                                                                                           0.915            --
                                                                                           0.971            --
                                                                                           0.864            --
                                                                                           0.683            --
                                                                                           1.074            --
                                                                                           1.056            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.892        36,435
                                                                                           1.708        36,452
                                                                                           1.324        44,655
                                                                                           1.171        53,822
                                                                                           1.176        88,159
                                                                                           1.048       150,629
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.812       571,913
                                                                                           1.706       724,959
                                                                                           1.467       747,988
                                                                                           1.344       846,527
                                                                                           1.343       938,667
                                                                                           1.247     1,108,857
                                                                                           1.076     1,277,298
                                                                                           1.413     1,770,342
                                                                                           1.385     2,329,161
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.034       250,298
                                                                                           1.873       178,288
                                                                                           1.409        24,630
                                                                                           1.233        33,660
                                                                                           1.248        51,773
                                                                                           1.143        43,556
                                                                                           0.966        71,259
                                                                                           1.461       100,257
                                                                                           1.385        61,385
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225         3,411
                                                                                           1.254         3,977
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690       193,726
                                                                                           1.585       195,657
                                                                                           1.166       187,801
                                                                                           1.003       189,274
                                                                                           1.038       196,481
                                                                                           0.907       196,538
                                                                                           0.647       226,017
                                                                                           1.139       217,096
                                                                                           1.066       244,796
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.524        85,863
                                                                                           1.478        91,323
                                                                                           1.496        92,222
                                                                                           1.372       124,737
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.030       198,685
                                                                                           1.878       189,332
                                                                                           1.437       209,120
                                                                                           1.303       415,434
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.119            --
                                                                                           1.099       680,672
                                                                                           1.113       622,991
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.305            --
                                                                                           1.265     3,154,465
                                                                                           1.232     3,525,232
                                                                                           1.156     3,564,596
                                                                                           1.137     4,132,025
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.327            --
                                                                                           1.432         8,375
                                                                                           1.325         8,375
                                                                                           1.218         8,375
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 1.955            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.445       1.809       142,465
                                                                                     2005   1.315       1.445       208,427
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   2.135       2.276            --
                                                                                     2006   1.858       2.135       269,546
                                                                                     2005   1.771       1.858       342,993
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.266       1.346            --
                                                                                     2005   1.189       1.266        23,272
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.348       1.415            --
                                                                                     2005   1.317       1.348       603,020
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.167       1.201            --
                                                                                     2005   1.096       1.167       113,401
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.175            --
                                                                                     2005   1.000       1.107            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.020            --
                                                                                     2005   1.000       1.018            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.088            --
                                                                                     2005   1.000       1.052        14,308
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.130            --
                                                                                     2005   1.000       1.085            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.047            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.043       1.032            --
                                                                                     2005   1.050       1.043       798,327
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.249       1.324            --
                                                                                     2005   1.137       1.249       262,368
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   0.830       0.877            --
                                                                                     2005   0.822       0.830       290,467
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.261       1.299            --
                                                                                     2005   1.250       1.261     2,634,731
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165        48,422
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.290       1.480            --
                                                                                     2005   1.202       1.290       515,266
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.370       1.451            --
                                                                                     2005   1.319       1.370        10,011
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.037       1.090            --
                                                                                     2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.108       1.117            --
                                                                                     2005   1.091       1.108       120,414
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.047       1.091            --
                                                                                     2005   1.047       1.047       241,361
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.278            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.269            --
                                                                                     2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.092       1.132            --
                                                                                     2005   1.034       1.092        33,146

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.076       1.151            --
                                                                              2006   1.000       1.076            --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.191       1.249            --
                                                                              2005   1.152       1.191            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.425       1.358            --
                                                                              2007   1.244       1.425         3,859
                                                                              2006   1.236       1.244         3,855
                                                                              2005   1.169       1.236         3,267
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.249       1.304            --
                                                                              2005   1.220       1.249        29,615
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.304       1.269            --
                                                                              2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   2.435       2.440        51,635
                                                                              2013   1.925       2.435        56,046
                                                                              2012   1.604       1.925        44,302
                                                                              2011   1.798       1.604        71,588
                                                                              2010   1.643       1.798       171,776
                                                                              2009   1.179       1.643       195,446
                                                                              2008   1.955       1.179       288,225
                                                                              2007   1.738       1.955       310,264
                                                                              2006   1.474       1.738       310,194
                                                                              2005   1.319       1.474       212,785
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   2.051       2.180       264,275
                                                                              2013   1.610       2.051       265,898
                                                                              2012   1.395       1.610       270,462
                                                                              2011   1.488       1.395       357,974
                                                                              2010   1.281       1.488       543,207
                                                                              2009   0.938       1.281     1,054,414
                                                                              2008   1.710       0.938     1,274,695
                                                                              2007   1.554       1.710     1,391,037
                                                                              2006   1.440       1.554     1,396,522
                                                                              2005   1.266       1.440       886,386
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.838       1.992       109,843
                                                                              2013   1.406       1.838       114,197
                                                                              2012   1.223       1.406       108,916
                                                                              2011   1.272       1.223       141,856
                                                                              2010   1.165       1.272       411,348
                                                                              2009   0.907       1.165       665,171
                                                                              2008   1.490       0.907       708,281
                                                                              2007   1.449       1.490       746,239
                                                                              2006   1.284       1.449       750,829
                                                                              2005   1.239       1.284       505,039
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.551       1.532            --
                                                                              2005   1.340       1.551        73,943
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.543       2.004            --
                                                                              2005   1.470       1.543         1,987
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.295       1.406            --
                                                                              2005   1.201       1.295        15,490
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.439            --
                                                                              2005   1.199       1.293       138,448
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   2.213       2.423       117,411

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.723       2.213       119,842
                                                                              2012   1.513       1.723       126,976
                                                                              2011   1.587       1.513       165,969
                                                                              2010   1.384       1.587       237,309
                                                                              2009   1.042       1.384       386,286
                                                                              2008   1.854       1.042       414,250
                                                                              2007   1.611       1.854       539,566
                                                                              2006   1.474       1.611       537,902
                                                                              2005   1.288       1.474       226,388
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.788       2.895        42,653
                                                                              2013   2.096       2.788        48,622
                                                                              2012   1.868       2.096        40,756
                                                                              2011   2.140       1.868        82,243
                                                                              2010   1.700       2.140        82,792
                                                                              2009   1.242       1.700        85,778
                                                                              2008   2.101       1.242        56,548
                                                                              2007   1.860       2.101       133,709
                                                                              2006   1.690       1.860       110,289
                                                                              2005   1.462       1.690        65,896
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.509       1.546        94,663
                                                                              2013   1.353       1.509       102,299
                                                                              2012   1.226       1.353       144,127
                                                                              2011   1.223       1.226       154,489
                                                                              2010   1.109       1.223       208,790
                                                                              2009   0.835       1.109       449,288
                                                                              2008   1.212       0.835       475,499
                                                                              2007   1.193       1.212       605,725
                                                                              2006   1.031       1.193       595,396
                                                                              2005   1.000       1.031       211,695
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.334       1.547            --
                                                                              2005   1.232       1.334       279,090
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.096       2.206            --
                                                                              2013   1.549       2.096            --
                                                                              2012   1.428       1.549           635
                                                                              2011   1.532       1.428           636
                                                                              2010   1.226       1.532           637
                                                                              2009   0.872       1.226        45,868
                                                                              2008   1.548       0.872       141,504
                                                                              2007   1.422       1.548       143,793
                                                                              2006   1.336       1.422       143,990
                                                                              2005   1.302       1.336       116,970
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.044       2.765            --
                                                                              2007   2.414       3.044        99,964
                                                                              2006   1.924       2.414       109,390
                                                                              2005   1.542       1.924        39,664
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   2.007       1.747        37,781
                                                                              2013   1.667       2.007        37,885
                                                                              2012   1.440       1.667        55,106
                                                                              2011   1.646       1.440        79,869
                                                                              2010   1.550       1.646       145,939
                                                                              2009   1.155       1.550       304,453
                                                                              2008   1.979       1.155       316,483
                                                                              2007   1.750       1.979       402,806
                                                                              2006   1.472       1.750       352,954
                                                                              2005   1.364       1.472       172,546
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.406       1.678            --
                                                                              2005   1.319       1.406       121,975
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.664       2.928            --

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.060       2.664            --
                                                                                   2012   1.799       2.060            --
                                                                                   2011   1.868       1.799         5,297
                                                                                   2010   1.519       1.868         5,504
                                                                                   2009   1.074       1.519        28,855
                                                                                   2008   1.954       1.074        34,443
                                                                                   2007   1.639       1.954        34,743
                                                                                   2006   1.478       1.639        35,308
                                                                                   2005   1.347       1.478        33,744
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.344       1.502            --
                                                                                   2005   1.320       1.344       107,190
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.269       1.349            --
                                                                                   2006   1.207       1.269            --
                                                                                   2005   1.160       1.207            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070            --
                                                                                   2009   0.855       1.012        41,593
                                                                                   2008   1.488       0.855        52,394
                                                                                   2007   1.449       1.488        62,409
                                                                                   2006   1.284       1.449       106,317
                                                                                   2005   1.231       1.284       133,019
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.249       2.651        54,794
                                                                                   2013   1.554       2.249        63,642
                                                                                   2012   1.337       1.554        50,506
                                                                                   2011   1.332       1.337        96,718
                                                                                   2010   1.088       1.332       206,468
                                                                                   2009   0.826       1.088       231,614
                                                                                   2008   1.415       0.826       235,408
                                                                                   2007   1.424       1.415       271,599
                                                                                   2006   1.337       1.424       260,345
                                                                                   2005   1.223       1.337       165,349
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.732       1.738            --
                                                                                   2013   1.338       1.732        33,376
                                                                                   2012   1.189       1.338        53,391
                                                                                   2011   1.294       1.189        81,563
                                                                                   2010   1.134       1.294       170,748
                                                                                   2009   0.895       1.134       207,006
                                                                                   2008   1.441       0.895       203,562
                                                                                   2007   1.453       1.441       233,632
                                                                                   2006   1.271       1.453       194,665
                                                                                   2005   1.238       1.271        60,849
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.926       2.094        25,554
                                                                                   2013   1.513       1.926        33,043
                                                                                   2012   1.333       1.513        37,401
                                                                                   2011   1.327       1.333        40,599
                                                                                   2010   1.203       1.327        70,387
                                                                                   2009   1.006       1.203       164,808
                                                                                   2008   1.453       1.006       106,290
                                                                                   2007   1.369       1.453       124,725
                                                                                   2006   1.218       1.369       123,708
                                                                                   2005   1.192       1.218        52,018
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.928       0.907            --
                                                                                   2008   1.343       0.928        90,653
                                                                                   2007   1.347       1.343       101,562
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.157       1.220            --
                                                                                   2010   1.049       1.157       395,954
                                                                                   2009   0.764       1.049       620,974
                                                                                   2008   1.348       0.764       672,883
                                                                                   2007   1.352       1.348       782,567
                                                                                   2006   1.215       1.352       903,680
                                                                                   2005   1.179       1.215     1,116,130
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.201       1.303            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.096
                                                                                           2009   0.917
                                                                                           2008   1.312
                                                                                           2007   1.258
                                                                                           2006   1.090
                                                                                           2005   1.115
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.755
                                                                                           2013   1.423
                                                                                           2012   1.273
                                                                                           2011   1.299
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.553
                                                                                           2013   1.262
                                                                                           2012   1.130
                                                                                           2011   1.071
                                                                                           2010   0.976
                                                                                           2009   0.813
                                                                                           2008   1.276
                                                                                           2007   1.237
                                                                                           2006   1.143
                                                                                           2005   1.120
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   1.780
                                                                                           2013   1.319
                                                                                           2012   1.119
                                                                                           2011   1.151
                                                                                           2010   1.070
                                                                                           2009   0.767
                                                                                           2008   1.250
                                                                                           2007   1.212
                                                                                           2006   1.183
                                                                                           2005   1.148
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   1.907
                                                                                           2013   1.471
                                                                                           2012   1.290
                                                                                           2011   1.255
                                                                                           2010   1.171
                                                                                           2009   0.960
                                                                                           2008   1.523
                                                                                           2007   1.498
                                                                                           2006   1.293
                                                                                           2005   1.240
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   2.318
                                                                                           2013   1.723
                                                                                           2012   1.493
                                                                                           2011   1.587
                                                                                           2010   1.322
                                                                                           2009   0.993
                                                                                           2008   1.567
                                                                                           2007   1.494
                                                                                           2006   1.328
                                                                                           2005   1.252
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   2.832
                                                                                           2013   1.967
                                                                                           2012   1.682
                                                                                           2011   1.694
                                                                                           2010   1.382
                                                                                           2009   0.989
                                                                                           2008   1.703
                                                                                           2007   1.581
                                                                                           2006   1.432
                                                                                           2005   1.394
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.882
                                                                                           2008   1.442
                                                                                           2007   1.403
                                                                                           2006   1.245
                                                                                           2005   1.219
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   1.348



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.201        18,585
                                                                                           1.096        19,904
                                                                                           0.917        21,607
                                                                                           1.312        20,726
                                                                                           1.258        21,440
                                                                                           1.090        21,979
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.953         5,523
                                                                                           1.755         6,028
                                                                                           1.423         6,902
                                                                                           1.273         7,406
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.726       388,211
                                                                                           1.553       469,191
                                                                                           1.262       496,582
                                                                                           1.130       526,086
                                                                                           1.071       575,776
                                                                                           0.976       675,141
                                                                                           0.813       709,391
                                                                                           1.276       742,354
                                                                                           1.237       771,021
                                                                                           1.143       514,612
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 1.987        18,984
                                                                                           1.780        25,486
                                                                                           1.319        35,305
                                                                                           1.119        35,918
                                                                                           1.151        46,683
                                                                                           1.070        47,798
                                                                                           0.767        49,039
                                                                                           1.250        48,526
                                                                                           1.212        48,629
                                                                                           1.183        19,378
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2.086        53,776
                                                                                           1.907        54,666
                                                                                           1.471        55,452
                                                                                           1.290        56,344
                                                                                           1.255        10,718
                                                                                           1.171        10,721
                                                                                           0.960        10,724
                                                                                           1.523        10,724
                                                                                           1.498        10,724
                                                                                           1.293         5,937
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2.454        15,548
                                                                                           2.318        15,840
                                                                                           1.723        13,990
                                                                                           1.493        26,031
                                                                                           1.587        26,531
                                                                                           1.322        27,754
                                                                                           0.993        27,987
                                                                                           1.567        27,537
                                                                                           1.494        29,210
                                                                                           1.328        27,263
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2.887           815
                                                                                           2.832           784
                                                                                           1.967         4,615
                                                                                           1.682         5,158
                                                                                           1.694         6,869
                                                                                           1.382        18,520
                                                                                           0.989        18,905
                                                                                           1.703        18,508
                                                                                           1.581        11,063
                                                                                           1.432        11,063
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.858            --
                                                                                           0.882        61,652
                                                                                           1.442        61,718
                                                                                           1.403        62,113
                                                                                           1.245        60,652
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.448            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   1.327       1.348            --
                                                                                      2009   1.054       1.327            --
                                                                                      2008   1.902       1.054            --
                                                                                      2007   1.826       1.902            --
                                                                                      2006   1.482       1.826            --
                                                                                      2005   1.354       1.482            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.308       1.327            --
                                                                                      2006   1.189       1.308       121,267
                                                                                      2005   1.173       1.189       123,127
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        48,205
                                                                                      2009   0.773       0.889        48,279
                                                                                      2008   1.002       0.773        48,261
                                                                                      2007   1.010       1.002        47,967
                                                                                      2006   0.990       1.010        52,538
                                                                                      2005   0.988       0.990        45,856
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235        35,274
                                                                                      2009   0.968       1.131        36,444
                                                                                      2008   1.144       0.968        37,673
                                                                                      2007   1.145       1.144        37,673
                                                                                      2006   1.110       1.145        37,673
                                                                                      2005   1.105       1.110        37,673
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   1.938       1.892       108,196
                                                                                      2013   1.813       1.938       108,479
                                                                                      2012   1.571       1.813        68,956
                                                                                      2011   1.566       1.571       115,148
                                                                                      2010   1.371       1.566       164,742
                                                                                      2009   0.876       1.371       179,563
                                                                                      2008   1.277       0.876       227,671
                                                                                      2007   1.301       1.277       262,834
                                                                                      2006   1.197       1.301       267,209
                                                                                      2005   1.191       1.197       186,636
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.026       1.019            --
                                                                                      2009   1.045       1.026       518,350
                                                                                      2008   1.040       1.045       492,543
                                                                                      2007   1.013       1.040        68,075
                                                                                      2006   0.989       1.013        72,872
                                                                                      2005   0.982       0.989        78,034
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.462       1.532            --
                                                                                      2006   1.264       1.462            --
                                                                                      2005   1.241       1.264        37,563
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.501       1.575            --
                                                                                      2006   1.296       1.501            --
                                                                                      2005   1.242       1.296            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.587       1.691            --
                                                                                      2006   1.436       1.587         7,708
                                                                                      2005   1.397       1.436         4,371
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.461       1.515            --
                                                                                      2006   1.272       1.461       115,005
                                                                                      2005   1.258       1.272       107,753
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.635       1.799            --
                                                                                      2006   1.488       1.635       199,359
                                                                                      2005   1.404       1.488       173,124
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.019       1.135            --

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.003       1.019            --
                                                                          2012   0.811       1.003            --
                                                                          2011   0.875       0.811            --
                                                                          2010   0.768       0.875         1,147
                                                                          2009   0.581       0.768            --
                                                                          2008   1.014       0.581            --
                                                                          2007   1.216       1.014        60,280
                                                                          2006   1.003       1.216        34,117
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460            --
                                                                          2013   1.871       2.366           925
                                                                          2012   1.556       1.871           993
                                                                          2011   1.715       1.556         4,779
                                                                          2010   1.596       1.715         4,740
                                                                          2009   1.138       1.596        48,101
                                                                          2008   2.000       1.138        61,842
                                                                          2007   1.565       2.000        63,316
                                                                          2006   1.532       1.565        69,085
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751           827
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199        51,946
                                                                          2013   1.856       2.377        52,664
                                                                          2012   1.464       1.856        49,727
                                                                          2011   1.738       1.464        59,472
                                                                          2010   1.521       1.738        58,088
                                                                          2009   0.999       1.521       147,125
                                                                          2008   1.722       0.999       154,804
                                                                          2007   1.774       1.722       152,304
                                                                          2006   1.615       1.774       125,236
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.298       1.394        51,217
                                                                          2013   1.018       1.298        52,554
                                                                          2012   0.906       1.018        55,100
                                                                          2011   0.961       0.906        73,888
                                                                          2010   0.782       0.961       177,521
                                                                          2009   0.631       0.782       250,826
                                                                          2008   1.052       0.631       278,321
                                                                          2007   1.068       1.052       287,555
                                                                          2006   1.002       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.091       2.216         3,312
                                                                          2013   1.520       2.091         3,318
                                                                          2012   1.310       1.520         1,232
                                                                          2011   1.349       1.310         1,239
                                                                          2010   1.089       1.349           753
                                                                          2009   0.829       1.089            --
                                                                          2008   1.379       0.829            --
                                                                          2007   1.264       1.379            --
                                                                          2006   1.278       1.264            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.840       1.886        24,383
                                                                          2013   1.410       1.840        24,811
                                                                          2012   1.246       1.410        25,189
                                                                          2011   1.415       1.246        25,618
                                                                          2010   1.209       1.415        12,030
                                                                          2009   0.956       1.209         1,955
                                                                          2008   1.306       0.956         1,957
                                                                          2007   1.347       1.306            --
                                                                          2006   1.268       1.347            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.813       0.771            --
                                                                          2008   1.448       0.813            --
                                                                          2007   1.321       1.448            --
                                                                          2006   1.342       1.321            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.296       1.296            --
                                                                          2013   1.222       1.296            --
                                                                          2012   1.021       1.222        41,419
                                                                          2011   1.119       1.021        41,472
                                                                          2010   1.073       1.119        41,531
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.211       1.246            --
                                                                          2013   0.955       1.211            --
                                                                          2012   0.836       0.955            --
                                                                          2011   0.980       0.836            --

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294        38,621
                                                                               2013   1.001       1.299        45,353
                                                                               2012   0.867       1.001        68,830
                                                                               2011   0.973       0.867        85,078
                                                                               2010   0.828       0.973        90,639
                                                                               2009   0.669       0.828       301,892
                                                                               2008   0.974       0.669       316,896
                                                                               2007   1.025       0.974       346,054
                                                                               2006   1.003       1.025       335,357
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        36,618
                                                                               2013   2.346       2.183        33,822
                                                                               2012   2.016       2.346        29,439
                                                                               2011   2.532       2.016        30,337
                                                                               2010   2.091       2.532        43,089
                                                                               2009   1.264       2.091        73,803
                                                                               2008   2.769       1.264       154,882
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751            --
                                                                               2013   1.645       1.922            --
                                                                               2012   1.440       1.645           692
                                                                               2011   1.647       1.440           693
                                                                               2010   1.510       1.647           694
                                                                               2009   1.172       1.510           695
                                                                               2008   2.077       1.172           696
                                                                               2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.023       1.107            --
                                                                               2012   0.993       1.023            --
                                                                               2011   1.070       0.993            --
                                                                               2010   0.890       1.070           946
                                                                               2009   0.664       0.890            --
                                                                               2008   1.100       0.664            --
                                                                               2007   1.245       1.100            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.976       1.955            --
                                                                               2013   1.452       1.976            --
                                                                               2012   1.357       1.452            --
                                                                               2011   1.488       1.357            --
                                                                               2010   1.151       1.488            --
                                                                               2009   0.747       1.151            --
                                                                               2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.306       1.306       186,758
                                                                               2013   1.049       1.306       186,695
                                                                               2012   0.884       1.049       156,599
                                                                               2011   0.986       0.884       178,683
                                                                               2010   0.869       0.986       192,228
                                                                               2009   0.634       0.869       355,668
                                                                               2008   1.090       0.634       486,995
                                                                               2007   1.047       1.090       497,959
                                                                               2006   0.996       1.047       511,128
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.385       1.399       142,408
                                                                               2013   1.554       1.385       136,702
                                                                               2012   1.452       1.554       158,791
                                                                               2011   1.330       1.452       113,403
                                                                               2010   1.257       1.330       261,678
                                                                               2009   1.085       1.257       289,744
                                                                               2008   1.186       1.085       280,038
                                                                               2007   1.124       1.186       307,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.482       1.512       264,350
                                                                               2013   1.543       1.482       296,652
                                                                               2012   1.442       1.543       366,455
                                                                               2011   1.427       1.442       470,845
                                                                               2010   1.347       1.427       678,397
                                                                               2009   1.213       1.347     1,004,038
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.779       1.936            --

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.142       1.259            --
                                                                          2006   1.089       1.142            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.661       1.701       188,204
                                                                          2013   1.670       1.661       190,115
                                                                          2012   1.528       1.670       181,796
                                                                          2011   1.506       1.528       179,410
                                                                          2010   1.371       1.506       252,807
                                                                          2009   1.052       1.371       336,639
                                                                          2008   1.203       1.052       329,226
                                                                          2007   1.153       1.203       482,222
                                                                          2006   1.116       1.153       475,545
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423       163,377
                                                                          2013   0.979       1.283       188,289
                                                                          2012   0.848       0.979       169,548
                                                                          2011   0.902       0.848       226,757
                                                                          2010   0.787       0.902       268,178
                                                                          2009   0.679       0.787       539,189
                                                                          2008   1.089       0.679       660,398
                                                                          2007   1.072       1.089       795,549
                                                                          2006   1.001       1.072       655,788
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        27,232
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589            --
                                                                          2006   1.438       1.518            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992            --
                                                                          2013   1.363       1.791            --
                                                                          2012   1.226       1.363            --
                                                                          2011   1.250       1.226            --
                                                                          2010   1.134       1.250            --
                                                                          2009   0.971       1.134            --
                                                                          2008   1.582       0.971            --
                                                                          2007   1.576       1.582            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.244       1.303        25,829
                                                                          2013   1.283       1.244        25,829
                                                                          2012   1.220       1.283        25,829
                                                                          2011   1.171       1.220       111,939
                                                                          2010   1.105       1.171       117,495
                                                                          2009   1.033       1.105       134,730
                                                                          2008   1.093       1.033       135,379
                                                                          2007   1.052       1.093        43,107
                                                                          2006   1.017       1.052        43,115
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.474       1.572         7,498
                                                                          2013   1.122       1.474         7,670
                                                                          2012   1.002       1.122         8,073
                                                                          2011   1.123       1.002         7,923
                                                                          2010   0.957       1.123        10,224
                                                                          2009   0.763       0.957         7,821
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.943       0.924        47,230
                                                                          2013   0.963       0.943       116,435
                                                                          2012   0.984       0.963       219,162
                                                                          2011   1.005       0.984       483,457
                                                                          2010   1.019       1.005       473,136
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.737       0.727            --
                                                                          2008   1.259       0.737            --
                                                                          2007   1.287       1.259            --
                                                                          2006   1.256       1.287            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.713       0.743            --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.319       0.713        7,819
                                                                       2007   1.296       1.319        7,232
                                                                       2006   1.283       1.296        7,020
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.130       1.242           --
                                                                       2012   0.998       1.130       25,887
                                                                       2011   1.087       0.998       29,651
                                                                       2010   0.970       1.087       31,179
                                                                       2009   0.814       0.970       32,795
                                                                       2008   1.362       0.814       38,386
                                                                       2007   1.337       1.362       37,443
                                                                       2006   1.308       1.337       45,657
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.811       1.969        3,453
                                                                       2013   1.394       1.811        3,453
                                                                       2012   1.284       1.394        3,453
                                                                       2011   1.354       1.284        3,453
                                                                       2010   1.201       1.354        4,745
                                                                       2009   0.822       1.201        5,007
                                                                       2008   1.546       0.822        5,011
                                                                       2007   1.312       1.546        6,145
                                                                       2006   1.348       1.312        7,142
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.018       2.155           --
                                                                       2013   1.504       2.018           --
                                                                       2012   1.327       1.504           --
                                                                       2011   1.348       1.327           --
                                                                       2010   1.233       1.348        4,137
                                                                       2009   0.900       1.233        4,104
                                                                       2008   1.361       0.900        4,088
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983           --
                                                                       2010   0.802       0.909           --
                                                                       2009   0.623       0.802           --
                                                                       2008   1.068       0.623           --
                                                                       2007   1.057       1.068           --
                                                                       2006   1.002       1.057           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293           --
                                                                       2013   1.238       1.264           --
                                                                       2012   1.158       1.238           --
                                                                       2011   1.145       1.158           --
                                                                       2010   1.063       1.145           --
                                                                       2009   0.900       1.063           --
                                                                       2008   1.074       0.900           --
                                                                       2007   1.039       1.074           --
                                                                       2006   1.001       1.039           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313           --
                                                                       2013   1.177       1.278           --
                                                                       2012   1.078       1.177           --
                                                                       2011   1.090       1.078           --
                                                                       2010   0.998       1.090           --
                                                                       2009   0.824       0.998           --
                                                                       2008   1.073       0.824           --
                                                                       2007   1.046       1.073           --
                                                                       2006   1.002       1.046           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311       16,241
                                                                       2013   1.103       1.275           --
                                                                       2012   0.995       1.103           --
                                                                       2011   1.030       0.995           --
                                                                       2010   0.930       1.030           --
                                                                       2009   0.750       0.930           --
                                                                       2008   1.074       0.750           --
                                                                       2007   1.051       1.074           --
                                                                       2006   1.002       1.051           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293       21,766

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.768
                                                                                           2013   1.371
                                                                                           2012   1.213
                                                                                           2011   1.219
                                                                                           2010   1.087
                                                                                           2009   0.887
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.600
                                                                                           2013   1.376
                                                                                           2012   1.262
                                                                                           2011   1.261
                                                                                           2010   1.172
                                                                                           2009   1.011
                                                                                           2008   1.329
                                                                                           2007   1.303
                                                                                           2006   1.223
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.864
                                                                                           2013   1.403
                                                                                           2012   1.228
                                                                                           2011   1.244
                                                                                           2010   1.140
                                                                                           2009   0.963
                                                                                           2008   1.458
                                                                                           2007   1.384
                                                                                           2006   1.256
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.386
                                                                                           2013   1.115
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545
                                                                                           2013   1.183
                                                                                           2012   1.073
                                                                                           2011   1.218
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.115
                                                                                           2005   1.115
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
                                                                                           2006   1.056
                                                                                           2005   1.052
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.463
                                                                                           2007   1.355
                                                                                           2006   1.246
                                                                                           2005   1.186
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.845



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.255            --
                                                                                           1.031            --
                                                                                           0.913            --
                                                                                           0.968            --
                                                                                           0.862            --
                                                                                           0.682            --
                                                                                           1.074        65,004
                                                                                           1.056        64,097
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.958        16,492
                                                                                           1.768         8,759
                                                                                           1.371         8,759
                                                                                           1.213         5,328
                                                                                           1.219         5,382
                                                                                           1.087         8,358
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.699       174,116
                                                                                           1.600       156,170
                                                                                           1.376       163,230
                                                                                           1.262       131,684
                                                                                           1.261       189,358
                                                                                           1.172       290,963
                                                                                           1.011       384,413
                                                                                           1.329       436,817
                                                                                           1.303       522,955
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.023         5,267
                                                                                           1.864         5,501
                                                                                           1.403         6,287
                                                                                           1.228         6,452
                                                                                           1.244        84,237
                                                                                           1.140       152,921
                                                                                           0.963       196,369
                                                                                           1.458       199,040
                                                                                           1.384       206,155
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.353        40,253
                                                                                           1.386        40,959
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410        27,262
                                                                                           1.367        24,652
                                                                                           1.385        24,652
                                                                                           1.271        24,652
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670       168,781
                                                                                           1.545       168,819
                                                                                           1.183       221,335
                                                                                           1.073       336,664
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
                                                                                           1.099       308,701
                                                                                           1.115       222,028
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.210            --
                                                                                           1.173       952,015
                                                                                           1.143       930,897
                                                                                           1.073       949,462
                                                                                           1.056       830,620
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.356            --
                                                                                           1.463            --
                                                                                           1.355            --
                                                                                           1.246            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 1.995            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839        13,289
                                                                                     2005   1.528       1.601        13,871
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        45,518
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247         1,666
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.106       1.174            --
                                                                                     2005   1.000       1.106            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.020            --
                                                                                     2005   1.000       1.017            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.087            --
                                                                                     2005   1.000       1.051            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.129            --
                                                                                     2005   1.000       1.084            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.047            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.029       1.017            --
                                                                                     2005   1.036       1.029        34,785
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276         6,041
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       358,857
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164       222,621
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408        67,392
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273        24,893
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.089            --
                                                                                     2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.107       1.116            --
                                                                                     2005   1.091       1.107       126,564
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.204       1.254            --
                                                                                     2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.278            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.268            --
                                                                                     2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.212       1.256            --
                                                                                     2005   1.148       1.212        20,157

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.075       1.149             --
                                                                              2006   1.000       1.075         27,764
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.258       1.319             --
                                                                              2005   1.218       1.258         34,807
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.517       1.445             --
                                                                              2007   1.327       1.517        487,221
                                                                              2006   1.319       1.327        614,293
                                                                              2005   1.250       1.319        656,379
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.380       1.440             --
                                                                              2005   1.349       1.380      2,207,542
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.360       1.321             --
                                                                              2005   1.211       1.360      1,019,795
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   2.631       2.632      2,109,631
                                                                              2013   2.083       2.631      2,374,255
                                                                              2012   1.738       2.083      2,908,219
                                                                              2011   1.951       1.738      3,623,489
                                                                              2010   1.786       1.951      4,986,734
                                                                              2009   1.283       1.786      6,413,451
                                                                              2008   2.131       1.283      7,866,718
                                                                              2007   1.898       2.131     10,754,051
                                                                              2006   1.612       1.898     11,666,294
                                                                              2005   1.445       1.612     11,519,191
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   2.260       2.398      5,221,796
                                                                              2013   1.776       2.260      6,229,276
                                                                              2012   1.541       1.776      8,339,517
                                                                              2011   1.647       1.541     10,103,779
                                                                              2010   1.419       1.647     13,668,315
                                                                              2009   1.041       1.419     17,279,131
                                                                              2008   1.901       1.041     20,555,168
                                                                              2007   1.730       1.901     27,639,345
                                                                              2006   1.606       1.730     33,178,097
                                                                              2005   1.413       1.606     36,084,575
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.986       2.148      6,272,467
                                                                              2013   1.522       1.986      7,315,679
                                                                              2012   1.325       1.522      9,140,503
                                                                              2011   1.380       1.325     11,105,881
                                                                              2010   1.267       1.380     14,427,417
                                                                              2009   0.987       1.267     18,535,140
                                                                              2008   1.625       0.987     22,490,492
                                                                              2007   1.582       1.625     31,610,754
                                                                              2006   1.404       1.582     38,914,252
                                                                              2005   1.357       1.404     42,938,409
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.597       1.577             --
                                                                              2005   1.382       1.597        322,897
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.773       2.300             --
                                                                              2005   1.692       1.773      1,258,475
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.291       1.401             --
                                                                              2005   1.199       1.291      1,017,734
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.289       1.433             --
                                                                              2005   1.197       1.289      1,152,733
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   2.377       2.599      1,777,591

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.854       2.377      2,069,586
                                                                              2012   1.630       1.854      2,372,603
                                                                              2011   1.713       1.630      2,712,161
                                                                              2010   1.496       1.713      3,270,258
                                                                              2009   1.128       1.496      4,834,284
                                                                              2008   2.010       1.128      6,046,378
                                                                              2007   1.749       2.010      7,693,955
                                                                              2006   1.603       1.749      9,020,390
                                                                              2005   1.403       1.603      9,170,674
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   3.057       3.169      1,253,278
                                                                              2013   2.301       3.057      1,469,619
                                                                              2012   2.054       2.301      2,000,106
                                                                              2011   2.357       2.054      2,481,940
                                                                              2010   1.875       2.357      2,974,640
                                                                              2009   1.372       1.875      3,621,278
                                                                              2008   2.324       1.372      4,092,654
                                                                              2007   2.061       2.324      5,936,210
                                                                              2006   1.875       2.061      7,374,141
                                                                              2005   1.625       1.875      7,786,802
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.490       1.524      1,599,064
                                                                              2013   1.337       1.490      1,705,085
                                                                              2012   1.214       1.337      1,908,026
                                                                              2011   1.213       1.214      2,051,423
                                                                              2010   1.101       1.213      2,333,646
                                                                              2009   0.830       1.101      2,671,387
                                                                              2008   1.207       0.830      3,281,125
                                                                              2007   1.190       1.207      3,749,596
                                                                              2006   1.030       1.190      2,737,922
                                                                              2005   1.000       1.030      1,009,443
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.448       1.676             --
                                                                              2005   1.340       1.448     10,316,308
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.251       2.365        419,882
                                                                              2013   1.666       2.251        491,104
                                                                              2012   1.538       1.666        713,213
                                                                              2011   1.652       1.538        930,887
                                                                              2010   1.324       1.652      1,350,625
                                                                              2009   0.943       1.324      1,733,160
                                                                              2008   1.678       0.943      1,931,467
                                                                              2007   1.543       1.678      2,835,034
                                                                              2006   1.452       1.543      3,420,457
                                                                              2005   1.417       1.452      4,249,245
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.450       3.132             --
                                                                              2007   2.740       3.450      2,318,232
                                                                              2006   2.188       2.740      2,629,984
                                                                              2005   1.756       2.188      2,655,308
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   2.150       1.868      1,452,984
                                                                              2013   1.788       2.150      1,758,127
                                                                              2012   1.547       1.788      2,121,605
                                                                              2011   1.771       1.547      2,765,424
                                                                              2010   1.671       1.771      3,526,188
                                                                              2009   1.247       1.671      4,419,728
                                                                              2008   2.139       1.247      5,349,549
                                                                              2007   1.895       2.139      7,187,435
                                                                              2006   1.596       1.895      8,555,322
                                                                              2005   1.481       1.596      8,963,221
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.524       1.815             --
                                                                              2005   1.431       1.524      2,988,510
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.977       3.267         93,333

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.306       2.977         95,015
                                                                                   2012   2.016       2.306         96,950
                                                                                   2011   2.096       2.016        122,550
                                                                                   2010   1.708       2.096        188,323
                                                                                   2009   1.209       1.708        252,749
                                                                                   2008   2.203       1.209        328,215
                                                                                   2007   1.851       2.203        343,923
                                                                                   2006   1.671       1.851        328,486
                                                                                   2005   1.525       1.671        397,701
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.517       1.693             --
                                                                                   2005   1.492       1.517      1,705,579
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.383       1.469             --
                                                                                   2006   1.318       1.383        563,380
                                                                                   2005   1.268       1.318        480,171
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.089       1.151             --
                                                                                   2009   0.922       1.089      5,348,496
                                                                                   2008   1.606       0.922      6,163,610
                                                                                   2007   1.566       1.606      8,736,918
                                                                                   2006   1.390       1.566     10,546,462
                                                                                   2005   1.335       1.390     11,577,357
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.439       2.871      2,969,882
                                                                                   2013   1.688       2.439      3,298,705
                                                                                   2012   1.454       1.688      4,168,688
                                                                                   2011   1.452       1.454      4,914,155
                                                                                   2010   1.188       1.452      6,166,759
                                                                                   2009   0.903       1.188      8,161,893
                                                                                   2008   1.549       0.903     10,087,557
                                                                                   2007   1.561       1.549     16,790,158
                                                                                   2006   1.467       1.561     21,236,684
                                                                                   2005   1.344       1.467     25,412,629
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.912       1.918             --
                                                                                   2013   1.479       1.912      3,087,281
                                                                                   2012   1.316       1.479      3,953,363
                                                                                   2011   1.435       1.316      4,586,735
                                                                                   2010   1.258       1.435      5,920,810
                                                                                   2009   0.995       1.258      7,664,544
                                                                                   2008   1.605       0.995      9,528,019
                                                                                   2007   1.621       1.605     14,736,423
                                                                                   2006   1.419       1.621     14,682,258
                                                                                   2005   1.385       1.419     17,117,375
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   2.017       2.189      2,655,519
                                                                                   2013   1.587       2.017      2,922,153
                                                                                   2012   1.400       1.587      3,507,067
                                                                                   2011   1.395       1.400      4,165,951
                                                                                   2010   1.267       1.395      5,356,127
                                                                                   2009   1.061       1.267      6,445,462
                                                                                   2008   1.535       1.061      5,061,103
                                                                                   2007   1.448       1.535      7,070,990
                                                                                   2006   1.290       1.448      8,820,264
                                                                                   2005   1.265       1.290     10,510,932
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.995       0.972             --
                                                                                   2008   1.443       0.995      2,930,315
                                                                                   2007   1.447       1.443      4,439,814
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.264       1.332             --
                                                                                   2010   1.147       1.264     19,437,907
                                                                                   2009   0.836       1.147     23,651,308
                                                                                   2008   1.479       0.836     27,785,327
                                                                                   2007   1.485       1.479     41,111,069
                                                                                   2006   1.337       1.485     51,864,816
                                                                                   2005   1.299       1.337     65,845,300
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.255       1.361             --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.147
                                                                                           2009   0.961
                                                                                           2008   1.376
                                                                                           2007   1.323
                                                                                           2006   1.147
                                                                                           2005   1.175
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.825
                                                                                           2013   1.482
                                                                                           2012   1.328
                                                                                           2011   1.356
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.641
                                                                                           2013   1.335
                                                                                           2012   1.197
                                                                                           2011   1.137
                                                                                           2010   1.037
                                                                                           2009   0.865
                                                                                           2008   1.360
                                                                                           2007   1.320
                                                                                           2006   1.222
                                                                                           2005   1.199
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   2.049
                                                                                           2013   1.520
                                                                                           2012   1.292
                                                                                           2011   1.330
                                                                                           2010   1.238
                                                                                           2009   0.890
                                                                                           2008   1.451
                                                                                           2007   1.409
                                                                                           2006   1.378
                                                                                           2005   1.339
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   2.031
                                                                                           2013   1.570
                                                                                           2012   1.378
                                                                                           2011   1.343
                                                                                           2010   1.255
                                                                                           2009   1.031
                                                                                           2008   1.637
                                                                                           2007   1.612
                                                                                           2006   1.394
                                                                                           2005   1.338
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   2.443
                                                                                           2013   1.819
                                                                                           2012   1.578
                                                                                           2011   1.680
                                                                                           2010   1.402
                                                                                           2009   1.054
                                                                                           2008   1.666
                                                                                           2007   1.591
                                                                                           2006   1.417
                                                                                           2005   1.338
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   3.186
                                                                                           2013   2.216
                                                                                           2012   1.898
                                                                                           2011   1.914
                                                                                           2010   1.564
                                                                                           2009   1.120
                                                                                           2008   1.933
                                                                                           2007   1.797
                                                                                           2006   1.630
                                                                                           2005   1.589
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.936
                                                                                           2008   1.532
                                                                                           2007   1.493
                                                                                           2006   1.327
                                                                                           2005   1.302
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   1.396



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.255        623,038
                                                                                           1.147        772,262
                                                                                           0.961        897,124
                                                                                           1.376      1,242,260
                                                                                           1.323      1,416,387
                                                                                           1.147      1,622,405
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2.028        324,408
                                                                                           1.825        345,590
                                                                                           1.482        352,153
                                                                                           1.328        439,179
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.821      6,854,684
                                                                                           1.641      8,624,031
                                                                                           1.335     10,502,447
                                                                                           1.197     13,558,339
                                                                                           1.137     16,066,754
                                                                                           1.037     19,428,974
                                                                                           0.865     22,097,104
                                                                                           1.360     31,555,909
                                                                                           1.320     40,017,095
                                                                                           1.222     53,081,546
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2.283      1,034,048
                                                                                           2.049      1,199,808
                                                                                           1.520      1,473,954
                                                                                           1.292      1,735,140
                                                                                           1.330      2,377,329
                                                                                           1.238      2,957,488
                                                                                           0.890      3,692,461
                                                                                           1.451      5,938,566
                                                                                           1.409      7,587,073
                                                                                           1.378      9,104,409
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2.219        509,597
                                                                                           2.031        609,861
                                                                                           1.570        688,562
                                                                                           1.378        757,147
                                                                                           1.343        922,961
                                                                                           1.255      1,458,721
                                                                                           1.031      1,626,807
                                                                                           1.637      2,279,472
                                                                                           1.612      2,883,317
                                                                                           1.394      4,364,648
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2.582        526,485
                                                                                           2.443        616,987
                                                                                           1.819        776,952
                                                                                           1.578        868,705
                                                                                           1.680      1,008,027
                                                                                           1.402      1,385,852
                                                                                           1.054      1,545,985
                                                                                           1.666      2,889,218
                                                                                           1.591      3,774,438
                                                                                           1.417      4,280,078
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 3.242        422,881
                                                                                           3.186        463,496
                                                                                           2.216        551,723
                                                                                           1.898        646,866
                                                                                           1.914        821,246
                                                                                           1.564      1,026,312
                                                                                           1.120      1,247,935
                                                                                           1.933      2,148,030
                                                                                           1.797      1,742,629
                                                                                           1.630      2,997,641
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.909             --
                                                                                           0.936      3,118,573
                                                                                           1.532      4,272,623
                                                                                           1.493      4,956,784
                                                                                           1.327      5,893,196
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.499             --

                                                                                             UNIT        UNIT     NUMBER OF
                                                                                                VALUE      VALUE        UNITS
                                                                                                  AT        AT       OUTSTANDING
VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)                                       BEGINNING   END OF         AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ----------------
                                                                                      2010   1.377       1.396          20,025
                                                                                      2009   1.095       1.377          20,302
                                                                                      2008   1.978       1.095          21,030
                                                                                      2007   1.903       1.978          81,086
                                                                                      2006   1.546       1.903         123,516
                                                                                      2005   1.416       1.546         173,982
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.407       1.425              --
                                                                                      2006   1.282       1.407       5,710,696
                                                                                      2005   1.266       1.282       7,098,282
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.940       0.927           8,092
                                                                                      2010   0.881       0.940       1,519,930
                                                                                      2009   0.767       0.881       1,754,680
                                                                                      2008   0.995       0.767       2,110,862
                                                                                      2007   1.005       0.995       3,178,256
                                                                                      2006   0.987       1.005       4,151,183
                                                                                      2005   0.986       0.987       4,447,365
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.275       1.298              --
                                                                                      2010   1.169       1.275       1,728,498
                                                                                      2009   1.002       1.169       2,068,882
                                                                                      2008   1.187       1.002       2,786,947
                                                                                      2007   1.190       1.187       4,089,523
                                                                                      2006   1.155       1.190       4,885,021
                                                                                      2005   1.152       1.155       6,531,392
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   2.178       2.122       1,336,535
                                                                                      2013   2.039       2.178       1,468,704
                                                                                      2012   1.770       2.039       1,786,976
                                                                                      2011   1.768       1.770       2,121,384
                                                                                      2010   1.550       1.768       2,766,254
                                                                                      2009   0.991       1.550       3,429,824
                                                                                      2008   1.448       0.991       4,401,834
                                                                                      2007   1.476       1.448       6,593,186
                                                                                      2006   1.361       1.476       8,814,668
                                                                                      2005   1.356       1.361       11,436,070
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.006       0.999              --
                                                                                      2009   1.027       1.006       5,645,192
                                                                                      2008   1.023       1.027       11,010,605
                                                                                      2007   0.998       1.023       10,346,986
                                                                                      2006   0.975       0.998       7,327,426
                                                                                      2005   0.970       0.975       7,484,727
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.624       1.700              --
                                                                                      2006   1.406       1.624       4,564,455
                                                                                      2005   1.382       1.406       5,575,091
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.575       1.652              --
                                                                                      2006   1.362       1.575         103,770
                                                                                      2005   1.308       1.362         232,726
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.731       1.844              --
                                                                                      2006   1.568       1.731       1,107,608
                                                                                      2005   1.529       1.568       2,374,979
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.578       1.636              --
                                                                                      2006   1.376       1.578       5,723,532
                                                                                      2005   1.363       1.376       6,713,637
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.764       1.940                (2)
                                                                                      2006   1.608       1.764       6,279,204
                                                                                      2005   1.519       1.608       7,890,703
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.008       1.120         709,073

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   0.993       1.008       771,996
                                                                          2012   0.804       0.993       910,600
                                                                          2011   0.869       0.804     1,058,335
                                                                          2010   0.764       0.869     1,232,713
                                                                          2009   0.578       0.764     1,398,607
                                                                          2008   1.012       0.578     1,564,673
                                                                          2007   1.215       1.012     2,057,759
                                                                          2006   1.003       1.215     2,727,553
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.408       2.503            --
                                                                          2013   1.908       2.408       443,457
                                                                          2012   1.589       1.908       480,579
                                                                          2011   1.753       1.589       508,715
                                                                          2010   1.635       1.753       704,760
                                                                          2009   1.167       1.635       802,041
                                                                          2008   2.054       1.167       711,694
                                                                          2007   1.610       2.054       528,860
                                                                          2006   1.577       1.610       271,642
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.495       2.796       349,241
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.545       2.351       804,462
                                                                          2013   1.990       2.545       852,973
                                                                          2012   1.572       1.990       963,309
                                                                          2011   1.869       1.572     1,238,865
                                                                          2010   1.638       1.869     1,641,906
                                                                          2009   1.078       1.638     1,833,231
                                                                          2008   1.860       1.078     2,035,846
                                                                          2007   1.919       1.860     2,922,567
                                                                          2006   1.749       1.919     3,087,346
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376     1,596,959
                                                                          2013   1.007       1.283     1,770,668
                                                                          2012   0.898       1.007     2,237,357
                                                                          2011   0.954       0.898     2,718,048
                                                                          2010   0.777       0.954     3,501,813
                                                                          2009   0.628       0.777     4,589,109
                                                                          2008   1.050       0.628     5,888,411
                                                                          2007   1.067       1.050     8,579,406
                                                                          2006   1.002       1.067       177,197
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.065       2.184       139,973
                                                                          2013   1.502       2.065       135,235
                                                                          2012   1.297       1.502       135,998
                                                                          2011   1.338       1.297        87,293
                                                                          2010   1.082       1.338        91,104
                                                                          2009   0.824       1.082       121,676
                                                                          2008   1.373       0.824       113,345
                                                                          2007   1.261       1.373        27,260
                                                                          2006   1.276       1.261        25,651
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.817       1.859       216,269
                                                                          2013   1.394       1.817       236,489
                                                                          2012   1.233       1.394       252,478
                                                                          2011   1.403       1.233       272,080
                                                                          2010   1.201       1.403       329,660
                                                                          2009   0.951       1.201       301,313
                                                                          2008   1.301       0.951       170,775
                                                                          2007   1.344       1.301       254,616
                                                                          2006   1.266       1.344       164,483
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.868       0.823            --
                                                                          2008   1.548       0.868       493,398
                                                                          2007   1.414       1.548       649,173
                                                                          2006   1.438       1.414       891,373
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.388       1.388            --
                                                                          2013   1.309       1.388            --
                                                                          2012   1.095       1.309     2,590,653
                                                                          2011   1.203       1.095     3,171,350
                                                                          2010   1.155       1.203     4,449,073
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.197       1.230       112,488
                                                                          2013   0.946       1.197       105,789
                                                                          2012   0.829       0.946       125,825
                                                                          2011   0.973       0.829       140,448

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277      1,430,850
                                                                               2013   0.991       1.284      1,608,924
                                                                               2012   0.860       0.991      2,041,931
                                                                               2011   0.966       0.860      2,770,009
                                                                               2010   0.824       0.966      3,369,627
                                                                               2009   0.666       0.824      4,263,190
                                                                               2008   0.971       0.666      5,051,965
                                                                               2007   1.024       0.971      7,273,283
                                                                               2006   1.003       1.024      4,452,368
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.452       2.241        632,186
                                                                               2013   2.640       2.452        671,510
                                                                               2012   2.271       2.640        859,203
                                                                               2011   2.857       2.271      1,039,074
                                                                               2010   2.363       2.857      1,472,884
                                                                               2009   1.430       2.363      1,709,390
                                                                               2008   3.136       1.430      1,937,905
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.004       1.823        214,577
                                                                               2013   1.719       2.004        297,386
                                                                               2012   1.506       1.719        340,659
                                                                               2011   1.725       1.506        384,445
                                                                               2010   1.584       1.725        448,603
                                                                               2009   1.231       1.584        565,386
                                                                               2008   2.185       1.231        641,597
                                                                               2007   2.090       2.185        906,287
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.012       1.094             --
                                                                               2012   0.983       1.012        178,934
                                                                               2011   1.061       0.983        226,710
                                                                               2010   0.884       1.061        234,471
                                                                               2009   0.661       0.884        256,718
                                                                               2008   1.095       0.661        255,652
                                                                               2007   1.242       1.095        123,065
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.138       2.112          5,784
                                                                               2013   1.573       2.138          6,097
                                                                               2012   1.472       1.573          6,376
                                                                               2011   1.618       1.472          6,701
                                                                               2010   1.252       1.618          7,048
                                                                               2009   0.815       1.252          7,350
                                                                               2008   1.474       0.815          7,618
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.291       1.289      3,589,675
                                                                               2013   1.039       1.291      4,141,164
                                                                               2012   0.877       1.039      1,727,924
                                                                               2011   0.979       0.877      2,019,294
                                                                               2010   0.864       0.979      2,707,008
                                                                               2009   0.632       0.864      3,685,845
                                                                               2008   1.087       0.632      4,873,943
                                                                               2007   1.046       1.087      5,943,469
                                                                               2006   0.996       1.046      6,869,926
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.360       1.372      1,802,318
                                                                               2013   1.528       1.360      2,216,448
                                                                               2012   1.429       1.528      2,695,324
                                                                               2011   1.311       1.429      3,162,840
                                                                               2010   1.242       1.311      3,417,038
                                                                               2009   1.073       1.242      4,124,179
                                                                               2008   1.175       1.073      5,381,602
                                                                               2007   1.115       1.175      7,087,828
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.480       1.508      6,365,535
                                                                               2013   1.544       1.480      7,216,702
                                                                               2012   1.445       1.544      9,085,112
                                                                               2011   1.432       1.445     10,320,334
                                                                               2010   1.354       1.432     12,806,044
                                                                               2009   1.221       1.354     17,267,374
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.882       2.045        178,265

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.446       1.882        197,920
                                                                          2012   1.338       1.446        295,512
                                                                          2011   1.433       1.338        350,564
                                                                          2010   1.261       1.433        463,283
                                                                          2009   1.041       1.261        465,030
                                                                          2008   1.585       1.041        508,681
                                                                          2007   1.544       1.585        656,154
                                                                          2006   1.443       1.544        778,029
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.140       1.256             --
                                                                          2006   1.088       1.140         59,218
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.637       1.674        919,390
                                                                          2013   1.648       1.637        952,703
                                                                          2012   1.511       1.648      1,024,007
                                                                          2011   1.491       1.511      1,247,275
                                                                          2010   1.359       1.491      1,561,303
                                                                          2009   1.044       1.359      1,962,628
                                                                          2008   1.197       1.044      2,928,208
                                                                          2007   1.148       1.197      4,244,491
                                                                          2006   1.113       1.148      4,027,463
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.268       1.404      3,336,539
                                                                          2013   0.969       1.268      3,886,839
                                                                          2012   0.841       0.969      4,587,807
                                                                          2011   0.896       0.841      5,377,850
                                                                          2010   0.783       0.896      6,978,777
                                                                          2009   0.676       0.783      9,621,977
                                                                          2008   1.086       0.676     11,726,875
                                                                          2007   1.071       1.086     16,684,897
                                                                          2006   1.001       1.071     14,753,011
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.920       2.086      2,684,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.599       1.673             --
                                                                          2006   1.516       1.599        572,347
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.867       2.074        148,286
                                                                          2013   1.423       1.867        192,825
                                                                          2012   1.282       1.423        162,185
                                                                          2011   1.309       1.282        195,760
                                                                          2010   1.189       1.309        275,275
                                                                          2009   1.020       1.189        314,548
                                                                          2008   1.664       1.020        329,358
                                                                          2007   1.659       1.664        504,219
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.281       1.339      1,929,531
                                                                          2013   1.322       1.281      1,932,765
                                                                          2012   1.259       1.322      2,110,489
                                                                          2011   1.210       1.259      2,424,865
                                                                          2010   1.144       1.210      3,075,440
                                                                          2009   1.071       1.144      3,922,320
                                                                          2008   1.136       1.071      4,616,814
                                                                          2007   1.095       1.136      6,672,228
                                                                          2006   1.059       1.095      7,917,099
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.523       1.622        593,503
                                                                          2013   1.161       1.523        715,922
                                                                          2012   1.038       1.161        929,682
                                                                          2011   1.166       1.038      1,097,516
                                                                          2010   0.995       1.166      1,391,366
                                                                          2009   0.794       0.995      1,545,775
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.920       0.899      3,506,684
                                                                          2013   0.940       0.920      3,680,098
                                                                          2012   0.962       0.940      4,280,986
                                                                          2011   0.984       0.962      4,198,936
                                                                          2010   0.999       0.984      4,094,266
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.769       0.758             --
                                                                          2008   1.315       0.769        149,674
                                                                          2007   1.347       1.315        207,446
                                                                          2006   1.316       1.347        242,061
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.742       0.773             --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.375       0.742     1,185,675
                                                                       2007   1.353       1.375     1,649,269
                                                                       2006   1.341       1.353     1,916,151
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.210       1.329            --
                                                                       2012   1.070       1.210     1,358,654
                                                                       2011   1.167       1.070     1,651,404
                                                                       2010   1.043       1.167     2,039,858
                                                                       2009   0.877       1.043     2,600,613
                                                                       2008   1.470       0.877     3,265,721
                                                                       2007   1.445       1.470     4,648,555
                                                                       2006   1.414       1.445     5,773,243
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.057       2.234       261,027
                                                                       2013   1.586       2.057       308,607
                                                                       2012   1.463       1.586       342,415
                                                                       2011   1.545       1.463       448,847
                                                                       2010   1.372       1.545       590,023
                                                                       2009   0.940       1.372       704,958
                                                                       2008   1.773       0.940       776,099
                                                                       2007   1.506       1.773       917,872
                                                                       2006   1.549       1.506     1,178,119
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.129       2.270       177,134
                                                                       2013   1.589       2.129       184,334
                                                                       2012   1.404       1.589       196,458
                                                                       2011   1.429       1.404       229,296
                                                                       2010   1.309       1.429       278,494
                                                                       2009   0.956       1.309       288,838
                                                                       2008   1.448       0.956       305,227
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.902       0.976            --
                                                                       2010   0.798       0.902       297,490
                                                                       2009   0.621       0.798       286,201
                                                                       2008   1.066       0.621       226,154
                                                                       2007   1.056       1.066       368,278
                                                                       2006   1.002       1.056       435,071
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.250       1.277       986,049
                                                                       2013   1.226       1.250     1,182,336
                                                                       2012   1.148       1.226     1,243,426
                                                                       2011   1.137       1.148     1,290,673
                                                                       2010   1.057       1.137     1,207,954
                                                                       2009   0.897       1.057     1,315,103
                                                                       2008   1.071       0.897     1,528,827
                                                                       2007   1.038       1.071     2,114,666
                                                                       2006   1.001       1.038       548,068
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.264       1.296       404,018
                                                                       2013   1.165       1.264       431,199
                                                                       2012   1.069       1.165       619,572
                                                                       2011   1.082       1.069       607,283
                                                                       2010   0.992       1.082       868,124
                                                                       2009   0.821       0.992     1,407,477
                                                                       2008   1.070       0.821     1,581,657
                                                                       2007   1.045       1.070     1,388,717
                                                                       2006   1.002       1.045       313,622
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.260       1.294     2,998,911
                                                                       2013   1.092       1.260     3,237,855
                                                                       2012   0.987       1.092     2,961,941
                                                                       2011   1.023       0.987     3,019,882
                                                                       2010   0.925       1.023     2,716,307
                                                                       2009   0.747       0.925     3,354,196
                                                                       2008   1.071       0.747     2,842,066
                                                                       2007   1.050       1.071     2,899,623
                                                                       2006   1.002       1.050     2,266,006
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.241       1.276       562,198

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
                                                                                           2008   1.071
                                                                                           2007   1.055
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.862
                                                                                           2013   1.446
                                                                                           2012   1.281
                                                                                           2011   1.289
                                                                                           2010   1.152
                                                                                           2009   0.940
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.641
                                                                                           2013   1.413
                                                                                           2012   1.298
                                                                                           2011   1.299
                                                                                           2010   1.209
                                                                                           2009   1.045
                                                                                           2008   1.376
                                                                                           2007   1.351
                                                                                           2006   1.269
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.838
                                                                                           2013   1.385
                                                                                           2012   1.214
                                                                                           2011   1.231
                                                                                           2010   1.130
                                                                                           2009   0.957
                                                                                           2008   1.450
                                                                                           2007   1.378
                                                                                           2006   1.252
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.368
                                                                                           2013   1.102
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.561
                                                                                           2013   1.150
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.901
                                                                                           2009   0.644
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.406
                                                                                           2013   1.426
                                                                                           2012   1.311
                                                                                           2011   1.298
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.680
                                                                                           2013   1.288
                                                                                           2012   1.170
                                                                                           2011   1.329
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.091
                                                                                           2006   1.108
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.181
                                                                                           2008   1.152
                                                                                           2007   1.084
                                                                                           2006   1.067
                                                                                           2005   1.066
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.598
                                                                                           2007   1.481
                                                                                           2006   1.364
                                                                                           2005   1.301
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.945



                                                                                             UNIT       NUMBER OF
                                                                                             VALUE        UNITS
                                                                                              AT       OUTSTANDING
                                                                                            END OF         AT
PORTFOLIO NAME                                                                               YEAR      END OF YEAR
------------------------------------------------------------------------------------------ -------- ----------------
                                                                                           1.241         426,568
                                                                                           1.021         482,007
                                                                                           0.905         537,056
                                                                                           0.962         664,175
                                                                                           0.857       1,135,940
                                                                                           0.679       1,646,865
                                                                                           1.071       2,215,565
                                                                                           1.055       1,236,910
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.059       1,272,100
                                                                                           1.862       1,372,052
                                                                                           1.446       1,706,244
                                                                                           1.281       1,855,823
                                                                                           1.289       2,122,655
                                                                                           1.152       2,484,256
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.740       4,363,938
                                                                                           1.641       5,305,897
                                                                                           1.413       6,212,925
                                                                                           1.298       7,077,571
                                                                                           1.299       9,316,180
                                                                                           1.209       11,175,573
                                                                                           1.045       13,798,968
                                                                                           1.376       19,480,847
                                                                                           1.351       22,904,968
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.991       1,268,271
                                                                                           1.838       1,406,141
                                                                                           1.385         540,188
                                                                                           1.214         568,837
                                                                                           1.231         822,053
                                                                                           1.130       1,034,078
                                                                                           0.957       1,232,671
                                                                                           1.450       1,540,094
                                                                                           1.378       1,650,937
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.333         120,000
                                                                                           1.368         130,113
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.661         191,753
                                                                                           1.561         218,809
                                                                                           1.150         210,756
                                                                                           0.992         255,882
                                                                                           1.028         539,899
                                                                                           0.901         650,089
                                                                                           0.644         914,220
                                                                                           1.136       1,241,790
                                                                                           1.064       1,510,335
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.447         808,265
                                                                                           1.406       1,007,479
                                                                                           1.426       1,239,072
                                                                                           1.311       1,442,366
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.813       7,610,040
                                                                                           1.680       9,037,507
                                                                                           1.288       12,147,684
                                                                                           1.170       14,594,875
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.110              --
                                                                                           1.091       7,839,426
                                                                                           1.108       9,371,512
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.217                (4)
                                                                                           1.181       18,493,972
                                                                                           1.152       26,032,668
                                                                                           1.084       29,856,229
                                                                                           1.067       34,623,246
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.479              --
                                                                                           1.598           8,129
                                                                                           1.481          23,399
                                                                                           1.364          23,720
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2.101              --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.557       1.945      1,116,025
                                                                                     2005   1.420       1.557      1,188,809
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   2.117       2.256             --
                                                                                     2006   1.846       2.117      2,003,677
                                                                                     2005   1.764       1.846      2,343,611
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.353       1.438             --
                                                                                     2005   1.273       1.353        960,104
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.349       1.414             --
                                                                                     2005   1.320       1.349      6,852,978
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.304       1.341             --
                                                                                     2005   1.227       1.304      1,419,278
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.173             --
                                                                                     2005   1.000       1.105        155,703
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.018             --
                                                                                     2005   1.000       1.017        137,148
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.086             --
                                                                                     2005   1.000       1.050      1,186,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127             --
                                                                                     2005   1.000       1.083        579,581
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.045             --
                                                                                     2005   1.000       1.028          8,861
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.072       1.059             --
                                                                                     2005   1.081       1.072      9,094,874
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.431       1.516             --
                                                                                     2005   1.306       1.431        722,175
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.467       1.549             --
                                                                                     2005   1.456       1.467      1,317,158
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.232       1.269             --
                                                                                     2005   1.224       1.232     26,866,522
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.252             --
                                                                                     2005   1.116       1.162      1,340,888
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.526       1.749             --
                                                                                     2005   1.425       1.526      3,318,807
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.363       1.443             --
                                                                                     2005   1.315       1.363        927,158
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.088             --
                                                                                     2005   1.000       1.036         44,982
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.104       1.113             --
                                                                                     2005   1.089       1.104      3,506,464
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.351       1.407             --
                                                                                     2005   1.354       1.351        931,184
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.111       1.276             --
                                                                                     2005   1.000       1.111         20,532
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.266             --
                                                                                     2005   1.000       1.106          4,691
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.270       1.316             --
                                                                                     2005   1.205       1.270        357,834

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.075       1.148           --
                                                                              2006   1.000       1.075           --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.039       1.089           --
                                                                              2005   1.000       1.039           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.233       1.174           --
                                                                              2007   1.079       1.233           --
                                                                              2006   1.073       1.079           --
                                                                              2005   1.000       1.073           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.008       1.051           --
                                                                              2005   1.000       1.008           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.155       1.121           --
                                                                              2005   1.000       1.155           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   1.815       1.815           --
                                                                              2013   1.438       1.815           --
                                                                              2012   1.200       1.438           --
                                                                              2011   1.348       1.200           --
                                                                              2010   1.234       1.348           --
                                                                              2009   0.888       1.234           --
                                                                              2008   1.474       0.888           --
                                                                              2007   1.314       1.474       12,281
                                                                              2006   1.116       1.314       12,281
                                                                              2005   1.000       1.116       12,281
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   1.602       1.699        3,106
                                                                              2013   1.260       1.602        3,106
                                                                              2012   1.094       1.260           --
                                                                              2011   1.169       1.094       11,675
                                                                              2010   1.008       1.169       11,675
                                                                              2009   0.740       1.008       11,675
                                                                              2008   1.351       0.740       11,675
                                                                              2007   1.231       1.351       23,940
                                                                              2006   1.143       1.231       24,649
                                                                              2005   1.000       1.143       20,595
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.463       1.582           --
                                                                              2013   1.121       1.463           --
                                                                              2012   0.977       1.121           --
                                                                              2011   1.018       0.977           --
                                                                              2010   0.935       1.018           --
                                                                              2009   0.729       0.935           --
                                                                              2008   1.200       0.729           --
                                                                              2007   1.169       1.200       28,572
                                                                              2006   1.039       1.169       28,572
                                                                              2005   1.000       1.039       28,572
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.165       1.150           --
                                                                              2005   1.000       1.165           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.083       1.404           --
                                                                              2005   1.000       1.083       14,479
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.076       1.168           --
                                                                              2005   1.000       1.076           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.102       1.226           --
                                                                              2005   1.000       1.102           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   1.671       1.826           --

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.304       1.671           --
                                                                              2012   1.147       1.304           --
                                                                              2011   1.206       1.147           --
                                                                              2010   1.054       1.206           --
                                                                              2009   0.795       1.054           --
                                                                              2008   1.417       0.795           --
                                                                              2007   1.234       1.417        5,986
                                                                              2006   1.132       1.234        5,986
                                                                              2005   1.000       1.132        5,986
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   1.847       1.914           --
                                                                              2013   1.391       1.847           --
                                                                              2012   1.243       1.391           --
                                                                              2011   1.426       1.243           --
                                                                              2010   1.135       1.426           --
                                                                              2009   0.831       1.135           --
                                                                              2008   1.408       0.831           --
                                                                              2007   1.250       1.408           --
                                                                              2006   1.138       1.250           --
                                                                              2005   1.000       1.138           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.483       1.517           --
                                                                              2013   1.332       1.483           --
                                                                              2012   1.210       1.332           --
                                                                              2011   1.209       1.210       12,572
                                                                              2010   1.098       1.209       12,572
                                                                              2009   0.829       1.098       12,572
                                                                              2008   1.206       0.829       12,572
                                                                              2007   1.189       1.206       12,572
                                                                              2006   1.029       1.189       12,572
                                                                              2005   1.000       1.029        8,420
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.079       1.248           --
                                                                              2005   1.000       1.079       20,551
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   1.623       1.705           --
                                                                              2013   1.202       1.623           --
                                                                              2012   1.110       1.202           --
                                                                              2011   1.193       1.110           --
                                                                              2010   0.957       1.193           --
                                                                              2009   0.682       0.957           --
                                                                              2008   1.213       0.682           --
                                                                              2007   1.116       1.213           --
                                                                              2006   1.051       1.116           --
                                                                              2005   1.000       1.051           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   1.902       1.726           --
                                                                              2007   1.511       1.902           --
                                                                              2006   1.207       1.511           --
                                                                              2005   1.000       1.207           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   1.437       1.248           --
                                                                              2013   1.196       1.437           --
                                                                              2012   1.035       1.196           --
                                                                              2011   1.185       1.035           --
                                                                              2010   1.119       1.185       41,008
                                                                              2009   0.835       1.119       49,685
                                                                              2008   1.434       0.835       49,685
                                                                              2007   1.271       1.434       69,967
                                                                              2006   1.071       1.271       51,622
                                                                              2005   1.000       1.071       21,549
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.061       1.263           --
                                                                              2005   1.000       1.061           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   1.957       2.146           --

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.516       1.957            --
                                                                                   2012   1.326       1.516            --
                                                                                   2011   1.380       1.326            --
                                                                                   2010   1.125       1.380            --
                                                                                   2009   0.797       1.125            --
                                                                                   2008   1.453       0.797            --
                                                                                   2007   1.221       1.453            --
                                                                                   2006   1.103       1.221            --
                                                                                   2005   1.000       1.103            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.028       1.147            --
                                                                                   2005   1.000       1.028            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.093       1.161            --
                                                                                   2006   1.042       1.093            --
                                                                                   2005   1.000       1.042            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.823       0.869            --
                                                                                   2009   0.697       0.823       303,869
                                                                                   2008   1.215       0.697       303,869
                                                                                   2007   1.185       1.215       303,869
                                                                                   2006   1.052       1.185       303,869
                                                                                   2005   1.000       1.052        97,903
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   1.832       2.156            --
                                                                                   2013   1.269       1.832            --
                                                                                   2012   1.094       1.269            --
                                                                                   2011   1.092       1.094            --
                                                                                   2010   0.894       1.092            --
                                                                                   2009   0.680       0.894            --
                                                                                   2008   1.167       0.680            --
                                                                                   2007   1.177       1.167            --
                                                                                   2006   1.107       1.177            --
                                                                                   2005   1.000       1.107            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.393       1.397            --
                                                                                   2013   1.078       1.393            --
                                                                                   2012   0.960       1.078            --
                                                                                   2011   1.047       0.960            --
                                                                                   2010   0.919       1.047        22,877
                                                                                   2009   0.727       0.919        50,638
                                                                                   2008   1.173       0.727        50,638
                                                                                   2007   1.185       1.173        50,638
                                                                                   2006   1.038       1.185            --
                                                                                   2005   1.000       1.038            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.576       1.710            --
                                                                                   2013   1.241       1.576            --
                                                                                   2012   1.095       1.241            --
                                                                                   2011   1.092       1.095            --
                                                                                   2010   0.992       1.092            --
                                                                                   2009   0.831       0.992            --
                                                                                   2008   1.204       0.831            --
                                                                                   2007   1.136       1.204            --
                                                                                   2006   1.013       1.136            --
                                                                                   2005   1.000       1.013            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.789       0.770            --
                                                                                   2008   1.144       0.789            --
                                                                                   2007   1.147       1.144            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   0.983       1.036            --
                                                                                   2010   0.893       0.983            --
                                                                                   2009   0.651       0.893            --
                                                                                   2008   1.152       0.651            --
                                                                                   2007   1.157       1.152            --
                                                                                   2006   1.042       1.157            --
                                                                                   2005   1.000       1.042            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.068       1.158            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   0.976
                                                                                           2009   0.819
                                                                                           2008   1.173
                                                                                           2007   1.127
                                                                                           2006   0.978
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.551
                                                                                           2013   1.260
                                                                                           2012   1.129
                                                                                           2011   1.154
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.375
                                                                                           2013   1.119
                                                                                           2012   1.004
                                                                                           2011   0.954
                                                                                           2010   0.871
                                                                                           2009   0.726
                                                                                           2008   1.143
                                                                                           2007   1.110
                                                                                           2006   1.028
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   1.561
                                                                                           2013   1.159
                                                                                           2012   0.985
                                                                                           2011   1.015
                                                                                           2010   0.945
                                                                                           2009   0.679
                                                                                           2008   1.109
                                                                                           2007   1.077
                                                                                           2006   1.054
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   1.516
                                                                                           2013   1.172
                                                                                           2012   1.030
                                                                                           2011   1.004
                                                                                           2010   0.938
                                                                                           2009   0.771
                                                                                           2008   1.226
                                                                                           2007   1.208
                                                                                           2006   1.045
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   1.835
                                                                                           2013   1.366
                                                                                           2012   1.186
                                                                                           2011   1.263
                                                                                           2010   1.055
                                                                                           2009   0.794
                                                                                           2008   1.255
                                                                                           2007   1.199
                                                                                           2006   1.068
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   2.091
                                                                                           2013   1.455
                                                                                           2012   1.247
                                                                                           2011   1.258
                                                                                           2010   1.028
                                                                                           2009   0.737
                                                                                           2008   1.272
                                                                                           2007   1.183
                                                                                           2006   1.074
                                                                                           2005   1.000
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.722
                                                                                           2008   1.183
                                                                                           2007   1.153
                                                                                           2006   1.025
                                                                                           2005   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   0.978



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.068            --
                                                                                           0.976            --
                                                                                           0.819            --
                                                                                           1.173            --
                                                                                           1.127            --
                                                                                           0.978            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.722            --
                                                                                           1.551            --
                                                                                           1.260            --
                                                                                           1.129            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.525       459,689
                                                                                           1.375       459,689
                                                                                           1.119       459,689
                                                                                           1.004       459,689
                                                                                           0.954       459,689
                                                                                           0.871       459,689
                                                                                           0.726       459,689
                                                                                           1.143       459,689
                                                                                           1.110       459,689
                                                                                           1.028       142,365
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 1.739            --
                                                                                           1.561            --
                                                                                           1.159            --
                                                                                           0.985            --
                                                                                           1.015            --
                                                                                           0.945            --
                                                                                           0.679            --
                                                                                           1.109            --
                                                                                           1.077            --
                                                                                           1.054            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 1.655            --
                                                                                           1.516            --
                                                                                           1.172            --
                                                                                           1.030            --
                                                                                           1.004            --
                                                                                           0.938            --
                                                                                           0.771            --
                                                                                           1.226            --
                                                                                           1.208            --
                                                                                           1.045            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 1.938            --
                                                                                           1.835            --
                                                                                           1.366            --
                                                                                           1.186            --
                                                                                           1.263            --
                                                                                           1.055            --
                                                                                           0.794            --
                                                                                           1.255            --
                                                                                           1.199            --
                                                                                           1.068            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2.126            --
                                                                                           2.091            --
                                                                                           1.455            --
                                                                                           1.247            --
                                                                                           1.258            --
                                                                                           1.028            --
                                                                                           0.737            --
                                                                                           1.272            --
                                                                                           1.183            --
                                                                                           1.074            --
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.702            --
                                                                                           0.722            --
                                                                                           1.183            --
                                                                                           1.153            --
                                                                                           1.025            --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.050            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   0.965       0.978            --
                                                                                      2009   0.767       0.965            --
                                                                                      2008   1.388       0.767            --
                                                                                      2007   1.336       1.388            --
                                                                                      2006   1.086       1.336            --
                                                                                      2005   1.000       1.086            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.116       1.130            --
                                                                                      2006   1.017       1.116            --
                                                                                      2005   1.000       1.017            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.937            --
                                                                                      2010   0.891       0.951            --
                                                                                      2009   0.776       0.891            --
                                                                                      2008   1.008       0.776            --
                                                                                      2007   1.018       1.008            --
                                                                                      2006   1.000       1.018            --
                                                                                      2005   1.000       1.000            --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.095       1.114            --
                                                                                      2010   1.005       1.095            --
                                                                                      2009   0.862       1.005            --
                                                                                      2008   1.021       0.862            --
                                                                                      2007   1.024       1.021            --
                                                                                      2006   0.994       1.024            --
                                                                                      2005   1.000       0.994            --
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   1.588       1.547            --
                                                                                      2013   1.488       1.588            --
                                                                                      2012   1.292       1.488            --
                                                                                      2011   1.291       1.292            --
                                                                                      2010   1.133       1.291            --
                                                                                      2009   0.725       1.133            --
                                                                                      2008   1.059       0.725            --
                                                                                      2007   1.081       1.059            --
                                                                                      2006   0.996       1.081            --
                                                                                      2005   1.000       0.996            --
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.035       1.027            --
                                                                                      2009   1.057       1.035            --
                                                                                      2008   1.054       1.057       155,624
                                                                                      2007   1.028       1.054            --
                                                                                      2006   1.005       1.028            --
                                                                                      2005   1.000       1.005            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.192       1.248            --
                                                                                      2006   1.033       1.192            --
                                                                                      2005   1.000       1.033            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.208       1.267            --
                                                                                      2006   1.045       1.208            --
                                                                                      2005   1.000       1.045            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.185       1.262            --
                                                                                      2006   1.074       1.185            --
                                                                                      2005   1.000       1.074            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.173       1.216            --
                                                                                      2006   1.023       1.173            --
                                                                                      2005   1.000       1.023            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.176       1.294            --
                                                                                      2006   1.073       1.176            --
                                                                                      2005   1.000       1.073            --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.004       1.115            --

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   0.990       1.004            --
                                                                          2012   0.802       0.990            --
                                                                          2011   0.866       0.802            --
                                                                          2010   0.762       0.866            --
                                                                          2009   0.577       0.762            --
                                                                          2008   1.011       0.577            --
                                                                          2007   1.214       1.011        17,665
                                                                          2006   1.003       1.214        15,393
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.750       1.818            --
                                                                          2013   1.387       1.750            --
                                                                          2012   1.155       1.387            --
                                                                          2011   1.276       1.155            --
                                                                          2010   1.190       1.276            --
                                                                          2009   0.850       1.190            --
                                                                          2008   1.497       0.850            --
                                                                          2007   1.174       1.497            --
                                                                          2006   1.150       1.174            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.813       2.030            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.772       1.636            --
                                                                          2013   1.387       1.772            --
                                                                          2012   1.096       1.387            --
                                                                          2011   1.304       1.096            --
                                                                          2010   1.143       1.304            --
                                                                          2009   0.753       1.143            --
                                                                          2008   1.299       0.753            --
                                                                          2007   1.341       1.299            --
                                                                          2006   1.223       1.341            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.279       1.370            --
                                                                          2013   1.004       1.279            --
                                                                          2012   0.896       1.004            --
                                                                          2011   0.952       0.896            --
                                                                          2010   0.776       0.952            --
                                                                          2009   0.627       0.776            --
                                                                          2008   1.049       0.627            --
                                                                          2007   1.067       1.049            --
                                                                          2006   1.002       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.056       2.173            --
                                                                          2013   1.497       2.056            --
                                                                          2012   1.293       1.497            --
                                                                          2011   1.334       1.293            --
                                                                          2010   1.079       1.334            --
                                                                          2009   0.823       1.079            --
                                                                          2008   1.371       0.823            --
                                                                          2007   1.260       1.371            --
                                                                          2006   1.275       1.260            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.809       1.850            --
                                                                          2013   1.389       1.809            --
                                                                          2012   1.229       1.389            --
                                                                          2011   1.399       1.229            --
                                                                          2010   1.198       1.399            --
                                                                          2009   0.949       1.198            --
                                                                          2008   1.299       0.949            --
                                                                          2007   1.343       1.299            --
                                                                          2006   1.266       1.343            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.691       0.655            --
                                                                          2008   1.232       0.691            --
                                                                          2007   1.127       1.232            --
                                                                          2006   1.146       1.127            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.047       1.047            --
                                                                          2013   0.987       1.047            --
                                                                          2012   0.827       0.987       297,631
                                                                          2011   0.908       0.827       303,869
                                                                          2010   0.872       0.908       303,869
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.193       1.225            --
                                                                          2013   0.942       1.193            --
                                                                          2012   0.826       0.942            --
                                                                          2011   0.970       0.826            --

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271            --
                                                                               2013   0.988       1.279            --
                                                                               2012   0.857       0.988            --
                                                                               2011   0.964       0.857            --
                                                                               2010   0.822       0.964            --
                                                                               2009   0.665       0.822            --
                                                                               2008   0.970       0.665            --
                                                                               2007   1.024       0.970            --
                                                                               2006   1.003       1.024            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.348       1.231         3,425
                                                                               2013   1.452       1.348         3,425
                                                                               2012   1.249       1.452            --
                                                                               2011   1.573       1.249            --
                                                                               2010   1.301       1.573            --
                                                                               2009   0.788       1.301            --
                                                                               2008   1.729       0.788            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.404       1.276            --
                                                                               2013   1.204       1.404            --
                                                                               2012   1.056       1.204            --
                                                                               2011   1.210       1.056            --
                                                                               2010   1.112       1.210            --
                                                                               2009   0.865       1.112            --
                                                                               2008   1.535       0.865            --
                                                                               2007   1.469       1.535            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.008       1.090            --
                                                                               2012   0.980       1.008            --
                                                                               2011   1.058       0.980            --
                                                                               2010   0.881       1.058            --
                                                                               2009   0.660       0.881            --
                                                                               2008   1.094       0.660            --
                                                                               2007   1.240       1.094            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.665       1.643            --
                                                                               2013   1.225       1.665            --
                                                                               2012   1.147       1.225            --
                                                                               2011   1.261       1.147            --
                                                                               2010   0.977       1.261            --
                                                                               2009   0.636       0.977            --
                                                                               2008   1.151       0.636            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.286       1.284       278,189
                                                                               2013   1.035       1.286       278,189
                                                                               2012   0.874       1.035            --
                                                                               2011   0.977       0.874            --
                                                                               2010   0.862       0.977            --
                                                                               2009   0.631       0.862            --
                                                                               2008   1.086       0.631            --
                                                                               2007   1.046       1.086            --
                                                                               2006   0.996       1.046            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.209       1.219            --
                                                                               2013   1.360       1.209            --
                                                                               2012   1.273       1.360            --
                                                                               2011   1.168       1.273            --
                                                                               2010   1.107       1.168            --
                                                                               2009   0.957       1.107            --
                                                                               2008   1.048       0.957            --
                                                                               2007   0.995       1.048            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.378       1.403         3,180
                                                                               2013   1.438       1.378         3,180
                                                                               2012   1.347       1.438         6,296
                                                                               2011   1.335       1.347        25,949
                                                                               2010   1.263       1.335        41,273
                                                                               2009   1.139       1.263        41,273
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.435       1.559            --

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.103       1.435           --
                                                                          2012   1.021       1.103           --
                                                                          2011   1.094       1.021           --
                                                                          2010   0.964       1.094           --
                                                                          2009   0.796       0.964           --
                                                                          2008   1.213       0.796           --
                                                                          2007   1.182       1.213           --
                                                                          2006   1.104       1.182           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.139       1.254           --
                                                                          2006   1.087       1.139           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.484       1.517           --
                                                                          2013   1.495       1.484           --
                                                                          2012   1.371       1.495           --
                                                                          2011   1.354       1.371           --
                                                                          2010   1.235       1.354           --
                                                                          2009   0.949       1.235           --
                                                                          2008   1.088       0.949           --
                                                                          2007   1.044       1.088       30,728
                                                                          2006   1.013       1.044       30,710
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.263       1.398           --
                                                                          2013   0.966       1.263           --
                                                                          2012   0.838       0.966           --
                                                                          2011   0.893       0.838       14,114
                                                                          2010   0.781       0.893       14,114
                                                                          2009   0.675       0.781       14,114
                                                                          2008   1.085       0.675       14,114
                                                                          2007   1.071       1.085       28,212
                                                                          2006   1.001       1.071       28,212
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.399       1.519           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.215       1.272           --
                                                                          2006   1.153       1.215           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.414       1.570           --
                                                                          2013   1.078       1.414           --
                                                                          2012   0.972       1.078           --
                                                                          2011   0.993       0.972           --
                                                                          2010   0.902       0.993           --
                                                                          2009   0.775       0.902           --
                                                                          2008   1.264       0.775           --
                                                                          2007   1.261       1.264           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.175       1.228           --
                                                                          2013   1.214       1.175           --
                                                                          2012   1.157       1.214           --
                                                                          2011   1.112       1.157           --
                                                                          2010   1.052       1.112           --
                                                                          2009   0.985       1.052           --
                                                                          2008   1.045       0.985           --
                                                                          2007   1.008       1.045           --
                                                                          2006   0.976       1.008           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.249       1.329           --
                                                                          2013   0.952       1.249           --
                                                                          2012   0.852       0.952           --
                                                                          2011   0.958       0.852           --
                                                                          2010   0.818       0.958           --
                                                                          2009   0.652       0.818           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.944       0.923           --
                                                                          2013   0.966       0.944           --
                                                                          2012   0.989       0.966           --
                                                                          2011   1.012       0.989           --
                                                                          2010   1.027       1.012           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.647       0.638           --
                                                                          2008   1.107       0.647           --
                                                                          2007   1.134       1.107           --
                                                                          2006   1.108       1.134           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.610       0.635           --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.131       0.610    --
                                                                       2007   1.114       1.131    --
                                                                       2006   1.104       1.114    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   0.918       1.009    --
                                                                       2012   0.813       0.918    --
                                                                       2011   0.887       0.813    --
                                                                       2010   0.793       0.887    --
                                                                       2009   0.667       0.793    --
                                                                       2008   1.119       0.667    --
                                                                       2007   1.100       1.119    --
                                                                       2006   1.077       1.100    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.459       1.583    --
                                                                       2013   1.125       1.459    --
                                                                       2012   1.039       1.125    --
                                                                       2011   1.097       1.039    --
                                                                       2010   0.975       1.097    --
                                                                       2009   0.669       0.975    --
                                                                       2008   1.261       0.669    --
                                                                       2007   1.072       1.261    --
                                                                       2006   1.103       1.072    --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.725       1.838    --
                                                                       2013   1.288       1.725    --
                                                                       2012   1.139       1.288    --
                                                                       2011   1.159       1.139    --
                                                                       2010   1.062       1.159    --
                                                                       2009   0.777       1.062    --
                                                                       2008   1.177       0.777    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900       0.973    --
                                                                       2010   0.796       0.900    --
                                                                       2009   0.620       0.796    --
                                                                       2008   1.065       0.620    --
                                                                       2007   1.055       1.065    --
                                                                       2006   1.002       1.055    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.245       1.271    --
                                                                       2013   1.221       1.245    --
                                                                       2012   1.145       1.221    --
                                                                       2011   1.135       1.145    --
                                                                       2010   1.055       1.135    --
                                                                       2009   0.896       1.055    --
                                                                       2008   1.071       0.896    --
                                                                       2007   1.038       1.071    --
                                                                       2006   1.001       1.038    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.259       1.291    --
                                                                       2013   1.161       1.259    --
                                                                       2012   1.066       1.161    --
                                                                       2011   1.080       1.066    --
                                                                       2010   0.990       1.080    --
                                                                       2009   0.819       0.990    --
                                                                       2008   1.070       0.819    --
                                                                       2007   1.044       1.070    --
                                                                       2006   1.002       1.044    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.255       1.289    --
                                                                       2013   1.089       1.255    --
                                                                       2012   0.984       1.089    --
                                                                       2011   1.021       0.984    --
                                                                       2010   0.923       1.021    --
                                                                       2009   0.746       0.923    --
                                                                       2008   1.070       0.746    --
                                                                       2007   1.050       1.070    --
                                                                       2006   1.002       1.050    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.236       1.271    --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.433
                                                                                           2013   1.113
                                                                                           2012   0.987
                                                                                           2011   0.994
                                                                                           2010   0.888
                                                                                           2009   0.725
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.337
                                                                                           2013   1.152
                                                                                           2012   1.059
                                                                                           2011   1.060
                                                                                           2010   0.987
                                                                                           2009   0.854
                                                                                           2008   1.124
                                                                                           2007   1.104
                                                                                           2006   1.038
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.629
                                                                                           2013   1.228
                                                                                           2012   1.078
                                                                                           2011   1.093
                                                                                           2010   1.004
                                                                                           2009   0.850
                                                                                           2008   1.290
                                                                                           2007   1.226
                                                                                           2006   1.115
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.362
                                                                                           2013   1.097
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.555
                                                                                           2013   1.147
                                                                                           2012   0.989
                                                                                           2011   1.026
                                                                                           2010   0.899
                                                                                           2009   0.643
                                                                                           2008   1.135
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.206
                                                                                           2013   1.224
                                                                                           2012   1.125
                                                                                           2011   1.115
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.305
                                                                                           2013   1.001
                                                                                           2012   0.910
                                                                                           2011   1.033
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.973
                                                                                           2006   0.989
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.102
                                                                                           2008   1.076
                                                                                           2007   1.012
                                                                                           2006   0.998
                                                                                           2005   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.248
                                                                                           2007   1.157
                                                                                           2006   1.066
                                                                                           2005   1.000
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.367



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.236           --
                                                                                           1.017           --
                                                                                           0.902           --
                                                                                           0.959           --
                                                                                           0.856           --
                                                                                           0.678           --
                                                                                           1.070       76,274
                                                                                           1.054       76,274
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.584           --
                                                                                           1.433           --
                                                                                           1.113           --
                                                                                           0.987           --
                                                                                           0.994           --
                                                                                           0.888           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.417           --
                                                                                           1.337           --
                                                                                           1.152           --
                                                                                           1.059           --
                                                                                           1.060           --
                                                                                           0.987           --
                                                                                           0.854           --
                                                                                           1.124       28,496
                                                                                           1.104       28,254
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.765           --
                                                                                           1.629           --
                                                                                           1.228           --
                                                                                           1.078           --
                                                                                           1.093           --
                                                                                           1.004           --
                                                                                           0.850           --
                                                                                           1.290           --
                                                                                           1.226           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.327           --
                                                                                           1.362           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.654           --
                                                                                           1.555           --
                                                                                           1.147           --
                                                                                           0.989           --
                                                                                           1.026           --
                                                                                           0.899           --
                                                                                           0.643           --
                                                                                           1.135           --
                                                                                           1.064           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.241           --
                                                                                           1.206           --
                                                                                           1.224           --
                                                                                           1.125           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.407           --
                                                                                           1.305           --
                                                                                           1.001           --
                                                                                           0.910           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.991           --
                                                                                           0.973           --
                                                                                           0.989           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.136           --
                                                                                           1.102       19,653
                                                                                           1.076       19,653
                                                                                           1.012       19,653
                                                                                           0.998       13,117
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.155           --
                                                                                           1.248           --
                                                                                           1.157           --
                                                                                           1.066           --
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 1.477           --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.095       1.367           --
                                                                                     2005   1.000       1.095           --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.207       1.286           --
                                                                                     2006   1.053       1.207           --
                                                                                     2005   1.000       1.053           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.079       1.146           --
                                                                                     2005   1.000       1.079           --
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.028       1.077           --
                                                                                     2005   1.000       1.028           --
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.074       1.104           --
                                                                                     2005   1.000       1.074           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.172           --
                                                                                     2005   1.000       1.105           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.018           --
                                                                                     2005   1.000       1.016           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085           --
                                                                                     2005   1.000       1.050           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127           --
                                                                                     2005   1.000       1.083       67,777
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045           --
                                                                                     2005   1.000       1.027           --
 Travelers Managed Income Subaccount (10/01)........................................ 2006   0.987       0.976           --
                                                                                     2005   1.000       0.987           --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.089       1.153           --
                                                                                     2005   1.000       1.089           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.045       1.103           --
                                                                                     2005   1.000       1.045           --
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.008       1.038           --
                                                                                     2005   1.000       1.008       28,174
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.034       1.115           --
                                                                                     2005   1.000       1.034           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.067       1.223           --
                                                                                     2005   1.000       1.067           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.043       1.104           --
                                                                                     2005   1.000       1.043           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.035       1.087           --
                                                                                     2005   1.000       1.035           --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.005       1.013           --
                                                                                     2005   1.000       1.005       28,882
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.042       1.085           --
                                                                                     2005   1.000       1.042           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.110       1.275           --
                                                                                     2005   1.000       1.110           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.266           --
                                                                                     2005   1.000       1.106           --
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.070       1.108           --
                                                                                     2005   1.000       1.070           --

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.074       1.148            --
                                                                              2006   1.000       1.074            --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.184       1.241            --
                                                                              2005   1.148       1.184            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.410       1.342            --
                                                                              2007   1.234       1.410         3,613
                                                                              2006   1.228       1.234         3,432
                                                                              2005   1.165       1.228         3,556
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.242       1.295            --
                                                                              2005   1.215       1.242       127,117
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.296       1.258            --
                                                                              2005   1.155       1.296        26,995
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   2.373       2.371       579,267
                                                                              2013   1.881       2.373       650,994
                                                                              2012   1.571       1.881       761,309
                                                                              2011   1.765       1.571     1,033,379
                                                                              2010   1.617       1.765     1,507,488
                                                                              2009   1.164       1.617     1,820,923
                                                                              2008   1.933       1.164     2,091,862
                                                                              2007   1.724       1.933     1,989,234
                                                                              2006   1.465       1.724     1,836,843
                                                                              2005   1.315       1.465     1,155,309
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   1.999       2.118     1,546,012
                                                                              2013   1.573       1.999     1,922,544
                                                                              2012   1.366       1.573     2,312,402
                                                                              2011   1.461       1.366     2,762,004
                                                                              2010   1.260       1.461     4,152,844
                                                                              2009   0.925       1.260     5,253,242
                                                                              2008   1.691       0.925     6,102,592
                                                                              2007   1.541       1.691     6,291,384
                                                                              2006   1.432       1.541     6,387,307
                                                                              2005   1.261       1.432     4,141,302
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.791       1.936     1,670,311
                                                                              2013   1.374       1.791     1,996,994
                                                                              2012   1.197       1.374     2,336,569
                                                                              2011   1.248       1.197     2,852,395
                                                                              2010   1.147       1.248     4,286,718
                                                                              2009   0.895       1.147     5,244,656
                                                                              2008   1.474       0.895     6,014,864
                                                                              2007   1.437       1.474     6,053,884
                                                                              2006   1.277       1.437     5,817,067
                                                                              2005   1.235       1.277     3,864,895
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.541       1.522            --
                                                                              2005   1.335       1.541        71,580
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.534       1.987            --
                                                                              2005   1.465       1.534       204,937
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.289       1.398            --
                                                                              2005   1.197       1.289       119,651
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.286       1.430            --
                                                                              2005   1.195       1.286       435,371
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   2.156       2.355       841,472

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.683       2.156       976,326
                                                                              2012   1.482       1.683     1,158,931
                                                                              2011   1.558       1.482     1,504,319
                                                                              2010   1.362       1.558     2,157,808
                                                                              2009   1.028       1.362     2,700,830
                                                                              2008   1.834       1.028     3,192,632
                                                                              2007   1.598       1.834     3,322,160
                                                                              2006   1.466       1.598     3,427,431
                                                                              2005   1.284       1.466     1,869,913
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.717       2.814       379,714
                                                                              2013   2.047       2.717       480,619
                                                                              2012   1.830       2.047       555,522
                                                                              2011   2.101       1.830       682,793
                                                                              2010   1.673       2.101       996,375
                                                                              2009   1.226       1.673     1,278,955
                                                                              2008   2.078       1.226     1,463,369
                                                                              2007   1.844       2.078     1,566,707
                                                                              2006   1.680       1.844     1,775,319
                                                                              2005   1.457       1.680       964,624
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.477       1.509       820,682
                                                                              2013   1.327       1.477       926,650
                                                                              2012   1.206       1.327     1,032,911
                                                                              2011   1.206       1.206     1,470,614
                                                                              2010   1.096       1.206     2,593,052
                                                                              2009   0.827       1.096     3,073,781
                                                                              2008   1.204       0.827     3,196,568
                                                                              2007   1.188       1.204     3,626,465
                                                                              2006   1.029       1.188     3,148,283
                                                                              2005   1.000       1.029     1,585,229
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.326       1.534            --
                                                                              2005   1.228       1.326     1,148,828
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.042       2.144        31,322
                                                                              2013   1.513       2.042        42,987
                                                                              2012   1.398       1.513        43,717
                                                                              2011   1.504       1.398        58,001
                                                                              2010   1.206       1.504        86,546
                                                                              2009   0.860       1.206        85,115
                                                                              2008   1.531       0.860        69,928
                                                                              2007   1.410       1.531        97,128
                                                                              2006   1.328       1.410        74,606
                                                                              2005   1.297       1.328        43,388
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.010       2.732            --
                                                                              2007   2.393       3.010     1,162,246
                                                                              2006   1.913       2.393     1,215,088
                                                                              2005   1.537       1.913       653,223
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   1.956       1.698       571,363
                                                                              2013   1.628       1.956       647,388
                                                                              2012   1.410       1.628       709,308
                                                                              2011   1.615       1.410       811,387
                                                                              2010   1.526       1.615     1,159,730
                                                                              2009   1.140       1.526     1,455,035
                                                                              2008   1.957       1.140     1,714,627
                                                                              2007   1.736       1.957     1,903,015
                                                                              2006   1.463       1.736     1,886,389
                                                                              2005   1.359       1.463     1,065,779
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.398       1.663            --
                                                                              2005   1.315       1.398       778,942
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.595       2.845        19,044

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.012       2.595        19,717
                                                                                   2012   1.761       2.012        20,662
                                                                                   2011   1.833       1.761        27,009
                                                                                   2010   1.495       1.833        27,009
                                                                                   2009   1.060       1.495        27,009
                                                                                   2008   1.933       1.060        29,840
                                                                                   2007   1.626       1.933       225,164
                                                                                   2006   1.469       1.626        21,008
                                                                                   2005   1.342       1.469        18,602
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.336       1.490            --
                                                                                   2005   1.315       1.336       266,233
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.258       1.336            --
                                                                                   2006   1.200       1.258            --
                                                                                   2005   1.156       1.200            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.996       1.052            --
                                                                                   2009   0.844       0.996     1,427,167
                                                                                   2008   1.472       0.844     2,085,103
                                                                                   2007   1.436       1.472     2,808,938
                                                                                   2006   1.276       1.436     2,957,662
                                                                                   2005   1.226       1.276     1,546,258
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.191       2.577       481,419
                                                                                   2013   1.518       2.191       571,917
                                                                                   2012   1.309       1.518       691,808
                                                                                   2011   1.308       1.309       752,119
                                                                                   2010   1.071       1.308       972,716
                                                                                   2009   0.815       1.071     1,352,024
                                                                                   2008   1.400       0.815     1,665,293
                                                                                   2007   1.412       1.400     2,144,900
                                                                                   2006   1.329       1.412     2,177,509
                                                                                   2005   1.219       1.329     1,495,208
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.688       1.693            --
                                                                                   2013   1.307       1.688       238,186
                                                                                   2012   1.164       1.307       295,609
                                                                                   2011   1.271       1.164       357,667
                                                                                   2010   1.116       1.271       426,393
                                                                                   2009   0.883       1.116       492,325
                                                                                   2008   1.425       0.883       778,531
                                                                                   2007   1.441       1.425       918,544
                                                                                   2006   1.263       1.441       840,698
                                                                                   2005   1.234       1.263       687,139
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.877       2.035       348,734
                                                                                   2013   1.478       1.877       437,975
                                                                                   2012   1.305       1.478       571,922
                                                                                   2011   1.302       1.305       652,893
                                                                                   2010   1.184       1.302       785,468
                                                                                   2009   0.993       1.184       955,859
                                                                                   2008   1.438       0.993       965,027
                                                                                   2007   1.358       1.438     1,055,670
                                                                                   2006   1.211       1.358     1,117,601
                                                                                   2005   1.188       1.211     1,040,580
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.916       0.894            --
                                                                                   2008   1.329       0.916       319,764
                                                                                   2007   1.333       1.329       545,031
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.136       1.197            --
                                                                                   2010   1.032       1.136     1,816,628
                                                                                   2009   0.753       1.032     2,392,519
                                                                                   2008   1.333       0.753     2,666,555
                                                                                   2007   1.340       1.333     3,529,037
                                                                                   2006   1.208       1.340     3,639,218
                                                                                   2005   1.174       1.208     2,609,873
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.179       1.278            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.079
                                                                                           2009   0.905
                                                                                           2008   1.297
                                                                                           2007   1.248
                                                                                           2006   1.083
                                                                                           2005   1.111
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.710
                                                                                           2013   1.390
                                                                                           2012   1.246
                                                                                           2011   1.274
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.514
                                                                                           2013   1.233
                                                                                           2012   1.107
                                                                                           2011   1.052
                                                                                           2010   0.960
                                                                                           2009   0.802
                                                                                           2008   1.262
                                                                                           2007   1.227
                                                                                           2006   1.136
                                                                                           2005   1.116
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   1.735
                                                                                           2013   1.288
                                                                                           2012   1.096
                                                                                           2011   1.129
                                                                                           2010   1.053
                                                                                           2009   0.757
                                                                                           2008   1.236
                                                                                           2007   1.202
                                                                                           2006   1.176
                                                                                           2005   1.144
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   1.858
                                                                                           2013   1.437
                                                                                           2012   1.263
                                                                                           2011   1.232
                                                                                           2010   1.152
                                                                                           2009   0.947
                                                                                           2008   1.507
                                                                                           2007   1.485
                                                                                           2006   1.285
                                                                                           2005   1.235
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   2.259
                                                                                           2013   1.683
                                                                                           2012   1.462
                                                                                           2011   1.558
                                                                                           2010   1.301
                                                                                           2009   0.980
                                                                                           2008   1.550
                                                                                           2007   1.481
                                                                                           2006   1.321
                                                                                           2005   1.248
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   2.760
                                                                                           2013   1.921
                                                                                           2012   1.647
                                                                                           2011   1.663
                                                                                           2010   1.360
                                                                                           2009   0.975
                                                                                           2008   1.684
                                                                                           2007   1.568
                                                                                           2006   1.423
                                                                                           2005   1.389
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.871
                                                                                           2008   1.426
                                                                                           2007   1.392
                                                                                           2006   1.237
                                                                                           2005   1.215
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   1.323



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.179         9,167
                                                                                           1.079        11,666
                                                                                           0.905        22,550
                                                                                           1.297        74,726
                                                                                           1.248        75,667
                                                                                           1.083        93,532
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.898           647
                                                                                           1.710           650
                                                                                           1.390           780
                                                                                           1.246           785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.678       743,830
                                                                                           1.514     1,036,914
                                                                                           1.233     1,343,792
                                                                                           1.107     1,543,254
                                                                                           1.052     3,186,476
                                                                                           0.960     4,246,017
                                                                                           0.802     5,168,028
                                                                                           1.262     5,904,017
                                                                                           1.227     6,911,210
                                                                                           1.136     4,861,747
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 1.932        89,716
                                                                                           1.735        95,717
                                                                                           1.288       117,102
                                                                                           1.096       145,486
                                                                                           1.129       156,530
                                                                                           1.053       282,269
                                                                                           0.757       404,107
                                                                                           1.236       482,503
                                                                                           1.202       540,044
                                                                                           1.176       474,812
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2.027       117,714
                                                                                           1.858       147,659
                                                                                           1.437       152,133
                                                                                           1.263       159,419
                                                                                           1.232       186,018
                                                                                           1.152       179,723
                                                                                           0.947       179,843
                                                                                           1.507       190,161
                                                                                           1.485       193,377
                                                                                           1.285       177,368
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2.385        97,474
                                                                                           2.259       129,418
                                                                                           1.683       174,653
                                                                                           1.462       184,538
                                                                                           1.558       242,497
                                                                                           1.301       416,392
                                                                                           0.980       539,165
                                                                                           1.550       587,815
                                                                                           1.481       622,298
                                                                                           1.321       716,785
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2.806        23,344
                                                                                           2.760        27,882
                                                                                           1.921        42,608
                                                                                           1.647        50,434
                                                                                           1.663        51,805
                                                                                           1.360        81,056
                                                                                           0.975       139,674
                                                                                           1.684       131,989
                                                                                           1.568        18,898
                                                                                           1.423        27,311
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.845            --
                                                                                           0.871       619,816
                                                                                           1.426       761,039
                                                                                           1.392       771,088
                                                                                           1.237       779,368
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.421            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   1.306       1.323            --
                                                                                      2009   1.040       1.306            --
                                                                                      2008   1.881       1.040            --
                                                                                      2007   1.811       1.881            --
                                                                                      2006   1.473       1.811            --
                                                                                      2005   1.350       1.473            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.297       1.313            --
                                                                                      2006   1.182       1.297       623,134
                                                                                      2005   1.169       1.182       551,799
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.934       0.920            --
                                                                                      2010   0.875       0.934       226,962
                                                                                      2009   0.763       0.875       285,649
                                                                                      2008   0.991       0.763       394,236
                                                                                      2007   1.001       0.991       601,651
                                                                                      2006   0.985       1.001       663,786
                                                                                      2005   0.985       0.985       526,753
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.212       1.233            --
                                                                                      2010   1.113       1.212        34,356
                                                                                      2009   0.955       1.113        45,072
                                                                                      2008   1.131       0.955        53,607
                                                                                      2007   1.136       1.131        69,170
                                                                                      2006   1.103       1.136        69,487
                                                                                      2005   1.101       1.103        96,787
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   1.889       1.839       432,068
                                                                                      2013   1.771       1.889       494,332
                                                                                      2012   1.538       1.771       517,472
                                                                                      2011   1.538       1.538       623,093
                                                                                      2010   1.350       1.538       837,410
                                                                                      2009   0.864       1.350     1,027,347
                                                                                      2008   1.263       0.864     1,407,255
                                                                                      2007   1.290       1.263     1,501,251
                                                                                      2006   1.190       1.290     1,597,304
                                                                                      2005   1.187       1.190     1,059,905
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   1.010       1.002            --
                                                                                      2009   1.031       1.010     1,223,655
                                                                                      2008   1.029       1.031     2,560,810
                                                                                      2007   1.004       1.029     1,322,232
                                                                                      2006   0.983       1.004       845,554
                                                                                      2005   0.978       0.983        62,290
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.450       1.517            --
                                                                                      2006   1.257       1.450            --
                                                                                      2005   1.236       1.257            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.488       1.560            --
                                                                                      2006   1.288       1.488            --
                                                                                      2005   1.238       1.288            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.574       1.675            --
                                                                                      2006   1.427       1.574       117,303
                                                                                      2005   1.393       1.427       103,410
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.448       1.501            --
                                                                                      2006   1.264       1.448       505,646
                                                                                      2005   1.253       1.264       458,335
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.621       1.783            --
                                                                                      2006   1.479       1.621     1,021,048
                                                                                      2005   1.399       1.479       944,971
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.000       1.110       276,916

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   0.987       1.000       308,408
                                                                          2012   0.800       0.987       313,284
                                                                          2011   0.864       0.800       355,554
                                                                          2010   0.761       0.864       503,017
                                                                          2009   0.577       0.761       630,877
                                                                          2008   1.010       0.577       681,041
                                                                          2007   1.214       1.010       701,161
                                                                          2006   1.003       1.214       799,548
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.305       2.395            --
                                                                          2013   1.828       2.305       175,767
                                                                          2012   1.524       1.828       190,403
                                                                          2011   1.683       1.524       214,115
                                                                          2010   1.571       1.683       256,206
                                                                          2009   1.123       1.571       271,636
                                                                          2008   1.978       1.123       329,850
                                                                          2007   1.552       1.978       168,179
                                                                          2006   1.522       1.552       132,827
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.388       2.673       165,131
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.316       2.138        39,956
                                                                          2013   1.813       2.316        48,054
                                                                          2012   1.434       1.813        60,947
                                                                          2011   1.706       1.434        62,893
                                                                          2010   1.497       1.706       221,291
                                                                          2009   0.986       1.497       255,922
                                                                          2008   1.703       0.986       308,636
                                                                          2007   1.759       1.703       307,296
                                                                          2006   1.604       1.759       514,350
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.274       1.364       481,806
                                                                          2013   1.001       1.274       524,092
                                                                          2012   0.893       1.001       598,246
                                                                          2011   0.950       0.893       700,021
                                                                          2010   0.774       0.950       899,241
                                                                          2009   0.627       0.774     1,233,693
                                                                          2008   1.048       0.627     1,453,107
                                                                          2007   1.067       1.048     1,504,181
                                                                          2006   1.002       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.047       2.163        12,947
                                                                          2013   1.491       2.047        15,746
                                                                          2012   1.288       1.491        16,837
                                                                          2011   1.330       1.288        21,903
                                                                          2010   1.077       1.330        23,404
                                                                          2009   0.821       1.077        42,628
                                                                          2008   1.370       0.821        39,286
                                                                          2007   1.259       1.370        44,166
                                                                          2006   1.275       1.259        35,268
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.801       1.841        71,221
                                                                          2013   1.384       1.801        77,402
                                                                          2012   1.225       1.384        91,244
                                                                          2011   1.395       1.225       100,424
                                                                          2010   1.195       1.395       125,235
                                                                          2009   0.948       1.195       146,096
                                                                          2008   1.298       0.948       159,621
                                                                          2007   1.342       1.298       132,203
                                                                          2006   1.265       1.342        63,985
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.802       0.760            --
                                                                          2008   1.432       0.802        49,942
                                                                          2007   1.310       1.432        55,303
                                                                          2006   1.333       1.310        67,191
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.265       1.265            --
                                                                          2013   1.193       1.265            --
                                                                          2012   1.000       1.193       655,063
                                                                          2011   1.099       1.000       773,227
                                                                          2010   1.056       1.099     1,022,002
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.188       1.220        38,841
                                                                          2013   0.939       1.188        41,003
                                                                          2012   0.824       0.939        43,493
                                                                          2011   0.968       0.824        60,759

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.274       1.266       559,008
                                                                               2013   0.985       1.274       627,877
                                                                               2012   0.855       0.985       713,960
                                                                               2011   0.961       0.855       854,404
                                                                               2010   0.821       0.961     1,098,050
                                                                               2009   0.665       0.821     1,463,970
                                                                               2008   0.970       0.665     1,650,682
                                                                               2007   1.024       0.970     1,768,231
                                                                               2006   1.003       1.024     1,361,621
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.127       1.942       434,072
                                                                               2013   2.292       2.127       483,461
                                                                               2012   1.974       2.292       558,203
                                                                               2011   2.486       1.974       708,083
                                                                               2010   2.058       2.486       958,219
                                                                               2009   1.247       2.058     1,082,158
                                                                               2008   2.736       1.247     1,239,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.872       1.702         6,716
                                                                               2013   1.607       1.872        10,382
                                                                               2012   1.410       1.607        11,331
                                                                               2011   1.617       1.410         6,381
                                                                               2010   1.486       1.617        14,483
                                                                               2009   1.156       1.486        14,141
                                                                               2008   2.054       1.156        19,421
                                                                               2007   1.966       2.054            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.004       1.086            --
                                                                               2012   0.977       1.004        57,121
                                                                               2011   1.055       0.977       116,844
                                                                               2010   0.879       1.055        93,545
                                                                               2009   0.658       0.879       103,537
                                                                               2008   1.092       0.658       109,150
                                                                               2007   1.239       1.092        47,641
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.925       1.900            --
                                                                               2013   1.418       1.925            --
                                                                               2012   1.329       1.418            --
                                                                               2011   1.461       1.329            --
                                                                               2010   1.133       1.461            --
                                                                               2009   0.737       1.133            --
                                                                               2008   1.335       0.737            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.281       1.278     1,060,765
                                                                               2013   1.032       1.281     1,208,666
                                                                               2012   0.872       1.032       724,006
                                                                               2011   0.974       0.872       904,811
                                                                               2010   0.861       0.974     1,229,717
                                                                               2009   0.630       0.861     1,600,704
                                                                               2008   1.085       0.630     1,891,554
                                                                               2007   1.046       1.085     1,983,515
                                                                               2006   0.996       1.046     2,041,042
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.350       1.360       490,747
                                                                               2013   1.518       1.350       526,522
                                                                               2012   1.422       1.518       577,527
                                                                               2011   1.305       1.422       792,067
                                                                               2010   1.237       1.305       984,643
                                                                               2009   1.070       1.237     1,290,738
                                                                               2008   1.174       1.070     1,377,246
                                                                               2007   1.114       1.174     1,394,093
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.444       1.469     1,416,438
                                                                               2013   1.507       1.444     1,536,656
                                                                               2012   1.412       1.507     1,677,894
                                                                               2011   1.401       1.412     2,054,992
                                                                               2010   1.326       1.401     2,632,301
                                                                               2009   1.196       1.326     3,338,076
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.733       1.882        50,494

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.333       1.733        54,700
                                                                          2012   1.235       1.333       116,241
                                                                          2011   1.324       1.235       127,106
                                                                          2010   1.166       1.324       135,460
                                                                          2009   0.964       1.166       165,539
                                                                          2008   1.469       0.964       173,595
                                                                          2007   1.433       1.469       182,216
                                                                          2006   1.339       1.433       184,963
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.138       1.253            --
                                                                          2006   1.087       1.138        43,379
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.621       1.656       530,794
                                                                          2013   1.634       1.621       576,366
                                                                          2012   1.499       1.634       585,636
                                                                          2011   1.481       1.499       764,885
                                                                          2010   1.351       1.481       927,540
                                                                          2009   1.040       1.351     1,329,988
                                                                          2008   1.192       1.040     1,506,206
                                                                          2007   1.145       1.192     1,749,354
                                                                          2006   1.111       1.145     1,421,361
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.258       1.392     1,031,915
                                                                          2013   0.963       1.258     1,218,314
                                                                          2012   0.836       0.963     1,322,997
                                                                          2011   0.891       0.836     1,548,514
                                                                          2010   0.780       0.891     1,990,849
                                                                          2009   0.674       0.780     2,495,892
                                                                          2008   1.084       0.674     2,929,009
                                                                          2007   1.070       1.084     3,309,548
                                                                          2006   1.001       1.070     2,861,770
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.695       1.840       204,283
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.505       1.574            --
                                                                          2006   1.428       1.505        13,156
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.745       1.937         5,552
                                                                          2013   1.331       1.745         5,553
                                                                          2012   1.201       1.331         8,301
                                                                          2011   1.227       1.201         8,306
                                                                          2010   1.116       1.227        10,704
                                                                          2009   0.958       1.116        17,472
                                                                          2008   1.565       0.958        17,624
                                                                          2007   1.561       1.565        16,304
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.213       1.266       300,462
                                                                          2013   1.253       1.213       338,617
                                                                          2012   1.195       1.253       379,111
                                                                          2011   1.149       1.195       512,902
                                                                          2010   1.088       1.149       621,993
                                                                          2009   1.019       1.088       671,588
                                                                          2008   1.082       1.019       788,769
                                                                          2007   1.043       1.082       931,682
                                                                          2006   1.010       1.043       934,982
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.436       1.528        94,050
                                                                          2013   1.096       1.436       100,109
                                                                          2012   0.981       1.096       132,671
                                                                          2011   1.103       0.981       143,263
                                                                          2010   0.942       1.103       195,707
                                                                          2009   0.752       0.942       254,015
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.919       0.898     2,809,210
                                                                          2013   0.941       0.919     2,495,110
                                                                          2012   0.963       0.941     2,510,215
                                                                          2011   0.986       0.963     2,375,329
                                                                          2010   1.002       0.986       823,308
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.727       0.717            --
                                                                          2008   1.245       0.727        20,408
                                                                          2007   1.276       1.245        19,718
                                                                          2006   1.247       1.276        19,469
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.703       0.732            --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.305       0.703       224,608
                                                                       2007   1.285       1.305       221,960
                                                                       2006   1.274       1.285       230,529
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.104       1.212            --
                                                                       2012   0.977       1.104       277,261
                                                                       2011   1.067       0.977       320,199
                                                                       2010   0.954       1.067       408,101
                                                                       2009   0.803       0.954       534,950
                                                                       2008   1.348       0.803       620,276
                                                                       2007   1.326       1.348       686,791
                                                                       2006   1.299       1.326       731,420
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.764       1.914        22,005
                                                                       2013   1.362       1.764        22,711
                                                                       2012   1.258       1.362        22,552
                                                                       2011   1.329       1.258        22,955
                                                                       2010   1.182       1.329        30,434
                                                                       2009   0.811       1.182        45,263
                                                                       2008   1.530       0.811        67,002
                                                                       2007   1.301       1.530       341,012
                                                                       2006   1.339       1.301        88,529
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.966       2.094            --
                                                                       2013   1.469       1.966            --
                                                                       2012   1.299       1.469            --
                                                                       2011   1.323       1.299            --
                                                                       2010   1.214       1.323            --
                                                                       2009   0.888       1.214         3,898
                                                                       2008   1.345       0.888         3,344
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.898       0.971            --
                                                                       2010   0.795       0.898       120,368
                                                                       2009   0.619       0.795       138,985
                                                                       2008   1.064       0.619        88,293
                                                                       2007   1.055       1.064        88,926
                                                                       2006   1.002       1.055       378,320
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.240       1.265       224,705
                                                                       2013   1.217       1.240       176,786
                                                                       2012   1.142       1.217       188,948
                                                                       2011   1.132       1.142       188,948
                                                                       2010   1.053       1.132       195,605
                                                                       2009   0.894       1.053        88,760
                                                                       2008   1.070       0.894        24,285
                                                                       2007   1.037       1.070        27,446
                                                                       2006   1.001       1.037        31,936
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.254       1.285       181,830
                                                                       2013   1.157       1.254       192,722
                                                                       2012   1.063       1.157       192,772
                                                                       2011   1.077       1.063       266,890
                                                                       2010   0.989       1.077       124,291
                                                                       2009   0.818       0.989       164,449
                                                                       2008   1.069       0.818       201,974
                                                                       2007   1.044       1.069       170,325
                                                                       2006   1.002       1.044       163,449
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.250       1.283       609,258
                                                                       2013   1.085       1.250       330,885
                                                                       2012   0.981       1.085       343,433
                                                                       2011   1.018       0.981       444,428
                                                                       2010   0.921       1.018       594,969
                                                                       2009   0.745       0.921       779,729
                                                                       2008   1.069       0.745       629,708
                                                                       2007   1.049       1.069       662,867
                                                                       2006   1.002       1.049       719,402
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.231       1.265       230,847

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.014
                                                                                           2012   0.900
                                                                                           2011   0.957
                                                                                           2010   0.854
                                                                                           2009   0.678
                                                                                           2008   1.069
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.723
                                                                                           2013   1.339
                                                                                           2012   1.188
                                                                                           2011   1.197
                                                                                           2010   1.070
                                                                                           2009   0.874
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.559
                                                                                           2013   1.344
                                                                                           2012   1.236
                                                                                           2011   1.238
                                                                                           2010   1.153
                                                                                           2009   0.998
                                                                                           2008   1.315
                                                                                           2007   1.292
                                                                                           2006   1.215
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.820
                                                                                           2013   1.373
                                                                                           2012   1.205
                                                                                           2011   1.223
                                                                                           2010   1.124
                                                                                           2009   0.952
                                                                                           2008   1.445
                                                                                           2007   1.374
                                                                                           2006   1.250
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.356
                                                                                           2013   1.093
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.549
                                                                                           2013   1.143
                                                                                           2012   0.986
                                                                                           2011   1.023
                                                                                           2010   0.897
                                                                                           2009   0.642
                                                                                           2008   1.134
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.332
                                                                                           2013   1.353
                                                                                           2012   1.244
                                                                                           2011   1.234
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.506
                                                                                           2013   1.156
                                                                                           2012   1.051
                                                                                           2011   1.194
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.090
                                                                                           2006   1.108
                                                                                           2005   1.111
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.157
                                                                                           2008   1.130
                                                                                           2007   1.064
                                                                                           2006   1.049
                                                                                           2005   1.048
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.447
                                                                                           2007   1.343
                                                                                           2006   1.238
                                                                                           2005   1.182
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.830



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.231        86,171
                                                                                           1.014       140,394
                                                                                           0.900       182,075
                                                                                           0.957       196,441
                                                                                           0.854       322,103
                                                                                           0.678       434,810
                                                                                           1.069       457,601
                                                                                           1.054       465,821
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.903       158,093
                                                                                           1.723       155,369
                                                                                           1.339       203,328
                                                                                           1.188       415,799
                                                                                           1.197       479,506
                                                                                           1.070       662,279
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.651       570,964
                                                                                           1.559       657,621
                                                                                           1.344       811,409
                                                                                           1.236       932,779
                                                                                           1.238     1,081,343
                                                                                           1.153     1,271,937
                                                                                           0.998     1,471,375
                                                                                           1.315     1,741,962
                                                                                           1.292     1,922,840
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.970       210,460
                                                                                           1.820       268,775
                                                                                           1.373       144,686
                                                                                           1.205       173,426
                                                                                           1.223       359,096
                                                                                           1.124       451,475
                                                                                           0.952       482,286
                                                                                           1.445       526,307
                                                                                           1.374       619,542
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.321        39,244
                                                                                           1.356        52,526
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.647         9,648
                                                                                           1.549         9,648
                                                                                           1.143         9,648
                                                                                           0.986         9,648
                                                                                           1.023        36,454
                                                                                           0.897        36,454
                                                                                           0.642        55,430
                                                                                           1.134        28,624
                                                                                           1.063        28,624
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.370        10,425
                                                                                           1.332        29,142
                                                                                           1.353        28,570
                                                                                           1.244        24,692
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.623     1,251,236
                                                                                           1.506     1,278,777
                                                                                           1.156     1,374,438
                                                                                           1.051     1,536,354
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.109            --
                                                                                           1.090     1,296,208
                                                                                           1.108     1,033,484
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.193            --
                                                                                           1.157     4,171,345
                                                                                           1.130     4,228,796
                                                                                           1.064     3,764,766
                                                                                           1.049     2,688,262
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.340            --
                                                                                           1.447            --
                                                                                           1.343            --
                                                                                           1.238            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 1.976            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.467       1.830            --
                                                                                     2005   1.338       1.467            --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.824       1.943            --
                                                                                     2006   1.592       1.824       295,550
                                                                                     2005   1.523       1.592       280,760
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.255       1.333            --
                                                                                     2005   1.181       1.255        49,939
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.239       1.299            --
                                                                                     2005   1.214       1.239       720,262
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.240       1.274            --
                                                                                     2005   1.168       1.240        64,523
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.171            --
                                                                                     2005   1.000       1.104       295,809
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.017            --
                                                                                     2005   1.000       1.016        31,450
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085            --
                                                                                     2005   1.000       1.050       489,279
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.126            --
                                                                                     2005   1.000       1.083       203,169
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045            --
                                                                                     2005   1.000       1.027        37,182
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.023       1.010            --
                                                                                     2005   1.033       1.023       772,350
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.349       1.428            --
                                                                                     2005   1.232       1.349        10,886
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.269       1.339            --
                                                                                     2005   1.260       1.269        72,202
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.180       1.215            --
                                                                                     2005   1.173       1.180     1,203,637
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.160       1.250            --
                                                                                     2005   1.115       1.160       414,455
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.400       1.604            --
                                                                                     2005   1.308       1.400       256,874
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.265       1.339            --
                                                                                     2005   1.222       1.265       121,433
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.035       1.087            --
                                                                                     2005   1.000       1.035        32,972
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.102       1.111            --
                                                                                     2005   1.089       1.102       941,307
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.197       1.246            --
                                                                                     2005   1.201       1.197        26,075
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.110       1.275            --
                                                                                     2005   1.000       1.110        26,780
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.265            --
                                                                                     2005   1.000       1.106        36,600
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.205       1.247            --
                                                                                     2005   1.144       1.205         8,358

                                     VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.074       1.147            --
                                                                              2006   1.000       1.074        19,132
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.251       1.310            --
                                                                              2005   1.213       1.251        24,538
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (10/01)............... 2008   1.502       1.430            --
                                                                              2007   1.316       1.502       117,177
                                                                              2006   1.311       1.316       126,265
                                                                              2005   1.245       1.311       135,330
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.372       1.430            --
                                                                              2005   1.344       1.372       112,648
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.352       1.310            --
                                                                              2005   1.206       1.352        17,902
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (10/01)................... 2014   2.573       2.569       369,949
                                                                              2013   2.041       2.573       394,031
                                                                              2012   1.707       2.041       455,559
                                                                              2011   1.920       1.707       485,533
                                                                              2010   1.761       1.920       518,156
                                                                              2009   1.268       1.761       622,216
                                                                              2008   2.109       1.268       717,198
                                                                              2007   1.882       2.109       845,324
                                                                              2006   1.602       1.882       911,520
                                                                              2005   1.439       1.602       948,592
 American Funds Growth Subaccount (Class 2) (10/01).......................... 2014   2.211       2.341     1,002,618
                                                                              2013   1.741       2.211     1,081,481
                                                                              2012   1.514       1.741     1,256,777
                                                                              2011   1.621       1.514     1,302,719
                                                                              2010   1.399       1.621     1,475,737
                                                                              2009   1.029       1.399     1,750,502
                                                                              2008   1.882       1.029     1,842,828
                                                                              2007   1.717       1.882     2,450,821
                                                                              2006   1.596       1.717     2,875,091
                                                                              2005   1.408       1.596     3,079,647
 American Funds Growth-Income Subaccount (Class 2) (10/01)................... 2014   1.943       2.097     1,084,987
                                                                              2013   1.491       1.943     1,151,936
                                                                              2012   1.301       1.491     1,265,491
                                                                              2011   1.358       1.301     1,350,622
                                                                              2010   1.249       1.358     1,594,780
                                                                              2009   0.975       1.249     1,912,481
                                                                              2008   1.608       0.975     2,035,988
                                                                              2007   1.569       1.608     2,642,214
                                                                              2006   1.396       1.569     3,104,742
                                                                              2005   1.352       1.396     3,749,688
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.588       1.567            --
                                                                              2005   1.377       1.588        54,696
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.763       2.281            --
                                                                              2005   1.685       1.763       168,150
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.286       1.394            --
                                                                              2005   1.196       1.286       362,351
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.283       1.426            --
                                                                              2005   1.194       1.283       261,208
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (10/01)......... 2014   2.325       2.537       124,132

                               VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.817       2.325       130,771
                                                                              2012   1.601       1.817       195,988
                                                                              2011   1.685       1.601       211,660
                                                                              2010   1.475       1.685       233,101
                                                                              2009   1.114       1.475       268,736
                                                                              2008   1.990       1.114       282,289
                                                                              2007   1.735       1.990       401,485
                                                                              2006   1.594       1.735       475,024
                                                                              2005   1.397       1.594       478,999
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.990       3.094       144,114
                                                                              2013   2.255       2.990       153,855
                                                                              2012   2.018       2.255       182,905
                                                                              2011   2.319       2.018       197,378
                                                                              2010   1.849       2.319       246,793
                                                                              2009   1.356       1.849       350,431
                                                                              2008   2.300       1.356       371,451
                                                                              2007   2.044       2.300       565,391
                                                                              2006   1.864       2.044       664,361
                                                                              2005   1.618       1.864       646,045
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.464       1.495        24,606
                                                                              2013   1.317       1.464        61,888
                                                                              2012   1.198       1.317        61,888
                                                                              2011   1.199       1.198        61,888
                                                                              2010   1.091       1.199        61,888
                                                                              2009   0.824       1.091        64,143
                                                                              2008   1.201       0.824        57,684
                                                                              2007   1.186       1.201       146,278
                                                                              2006   1.028       1.186        81,467
                                                                              2005   1.000       1.028        20,402
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.440       1.663            --
                                                                              2005   1.334       1.440       795,038
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (10/01)....... 2014   2.202       2.309       103,606
                                                                              2013   1.633       2.202       112,384
                                                                              2012   1.510       1.633       162,320
                                                                              2011   1.626       1.510       180,546
                                                                              2010   1.306       1.626       208,112
                                                                              2009   0.932       1.306       223,264
                                                                              2008   1.661       0.932       273,954
                                                                              2007   1.530       1.661       310,894
                                                                              2006   1.443       1.530       418,820
                                                                              2005   1.411       1.443       433,985
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.418       3.101            --
                                                                              2007   2.720       3.418       192,110
                                                                              2006   2.176       2.720       230,006
                                                                              2005   1.750       2.176       226,439
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/01)................... 2014   2.103       1.824       132,442
                                                                              2013   1.753       2.103       154,875
                                                                              2012   1.520       1.753       188,533
                                                                              2011   1.742       1.520       226,364
                                                                              2010   1.647       1.742       307,538
                                                                              2009   1.232       1.647       447,909
                                                                              2008   2.117       1.232       559,398
                                                                              2007   1.880       2.117       777,681
                                                                              2006   1.586       1.880       941,992
                                                                              2005   1.475       1.586       926,674
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.514       1.800            --
                                                                              2005   1.425       1.514       114,648
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (11/01).................. 2014   2.912       3.189            --

                                  VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.260       2.912            --
                                                                                   2012   1.980       2.260         3,018
                                                                                   2011   2.063       1.980        10,290
                                                                                   2010   1.684       2.063        10,685
                                                                                   2009   1.195       1.684        11,132
                                                                                   2008   2.181       1.195        16,900
                                                                                   2007   1.837       2.181        14,917
                                                                                   2006   1.661       1.837        69,354
                                                                                   2005   1.519       1.661        86,844
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.509       1.681            --
                                                                                   2005   1.487       1.509       326,819
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (12/01)....................... 2007   1.372       1.456            --
                                                                                   2006   1.310       1.372       164,233
                                                                                   2005   1.262       1.310       170,251
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.074       1.134            --
                                                                                   2009   0.911       1.074       193,155
                                                                                   2008   1.590       0.911       244,341
                                                                                   2007   1.554       1.590       250,335
                                                                                   2006   1.382       1.554       324,000
                                                                                   2005   1.329       1.382       593,024
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (10/01)....... 2014   2.386       2.803       175,062
                                                                                   2013   1.654       2.386       198,342
                                                                                   2012   1.428       1.654       195,241
                                                                                   2011   1.428       1.428       271,637
                                                                                   2010   1.171       1.428       369,558
                                                                                   2009   0.892       1.171       462,064
                                                                                   2008   1.534       0.892       531,361
                                                                                   2007   1.549       1.534       650,353
                                                                                   2006   1.459       1.549       681,642
                                                                                   2005   1.339       1.459       923,195
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (10/01)........... 2014   1.870       1.874            --
                                                                                   2013   1.450       1.870       165,322
                                                                                   2012   1.292       1.450       170,066
                                                                                   2011   1.412       1.292       251,853
                                                                                   2010   1.241       1.412       433,829
                                                                                   2009   0.983       1.241       527,013
                                                                                   2008   1.588       0.983       596,441
                                                                                   2007   1.608       1.588       712,487
                                                                                   2006   1.410       1.608       785,346
                                                                                   2005   1.379       1.410       997,095
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/01)............ 2014   1.973       2.137       234,129
                                                                                   2013   1.555       1.973       323,438
                                                                                   2012   1.375       1.555       342,308
                                                                                   2011   1.373       1.375       509,293
                                                                                   2010   1.249       1.373       590,521
                                                                                   2009   1.048       1.249       652,231
                                                                                   2008   1.520       1.048       492,441
                                                                                   2007   1.437       1.520       600,774
                                                                                   2006   1.283       1.437       646,613
                                                                                   2005   1.260       1.283       809,539
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.983       0.960            --
                                                                                   2008   1.428       0.983       167,769
                                                                                   2007   1.433       1.428       215,001
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.243       1.310            --
                                                                                   2010   1.131       1.243     1,026,387
                                                                                   2009   0.826       1.131     1,179,401
                                                                                   2008   1.464       0.826     1,308,236
                                                                                   2007   1.473       1.464     2,148,712
                                                                                   2006   1.328       1.473     3,132,860
                                                                                   2005   1.293       1.328     4,097,406
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (10/01)................. 2011   1.235       1.338            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   1.131
                                                                                           2009   0.950
                                                                                           2008   1.363
                                                                                           2007   1.312
                                                                                           2006   1.140
                                                                                           2005   1.170
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.786
                                                                                           2013   1.453
                                                                                           2012   1.304
                                                                                           2011   1.334
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.605
                                                                                           2013   1.309
                                                                                           2012   1.176
                                                                                           2011   1.119
                                                                                           2010   1.022
                                                                                           2009   0.854
                                                                                           2008   1.346
                                                                                           2007   1.310
                                                                                           2006   1.215
                                                                                           2005   1.194
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2014   2.004
                                                                                           2013   1.490
                                                                                           2012   1.269
                                                                                           2011   1.309
                                                                                           2010   1.221
                                                                                           2009   0.879
                                                                                           2008   1.436
                                                                                           2007   1.398
                                                                                           2006   1.370
                                                                                           2005   1.334
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2014   1.987
                                                                                           2013   1.538
                                                                                           2012   1.353
                                                                                           2011   1.321
                                                                                           2010   1.237
                                                                                           2009   1.018
                                                                                           2008   1.621
                                                                                           2007   1.599
                                                                                           2006   1.386
                                                                                           2005   1.333
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2014   2.389
                                                                                           2013   1.783
                                                                                           2012   1.550
                                                                                           2011   1.653
                                                                                           2010   1.382
                                                                                           2009   1.042
                                                                                           2008   1.649
                                                                                           2007   1.578
                                                                                           2006   1.408
                                                                                           2005   1.332
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 2014   3.116
                                                                                           2013   2.172
                                                                                           2012   1.864
                                                                                           2011   1.884
                                                                                           2010   1.542
                                                                                           2009   1.107
                                                                                           2008   1.913
                                                                                           2007   1.783
                                                                                           2006   1.620
                                                                                           2005   1.583
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 2009   0.925
                                                                                           2008   1.517
                                                                                           2007   1.481
                                                                                           2006   1.319
                                                                                           2005   1.296
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 2011   1.374



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.235         5,817
                                                                                           1.131         7,771
                                                                                           0.950        19,256
                                                                                           1.363        23,142
                                                                                           1.312        36,585
                                                                                           1.140        52,423
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.980         1,774
                                                                                           1.786         1,774
                                                                                           1.453         4,509
                                                                                           1.304         4,514
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 1.777       381,610
                                                                                           1.605       438,334
                                                                                           1.309       476,992
                                                                                           1.176       489,073
                                                                                           1.119       676,664
                                                                                           1.022       762,486
                                                                                           0.854       876,432
                                                                                           1.346     1,536,804
                                                                                           1.310     1,997,656
                                                                                           1.215     2,926,511
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/01)................ 2.229        49,193
                                                                                           2.004        58,585
                                                                                           1.490        60,036
                                                                                           1.269        61,746
                                                                                           1.309        64,894
                                                                                           1.221        86,002
                                                                                           0.879       141,978
                                                                                           1.436       163,477
                                                                                           1.398       317,185
                                                                                           1.370       463,770
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)................. 2.166        66,843
                                                                                           1.987        80,339
                                                                                           1.538        78,826
                                                                                           1.353       124,413
                                                                                           1.321       154,877
                                                                                           1.237       158,599
                                                                                           1.018       149,673
                                                                                           1.621       164,783
                                                                                           1.599       171,203
                                                                                           1.386       211,911
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (10/01).................... 2.521        44,652
                                                                                           2.389        63,288
                                                                                           1.783        68,183
                                                                                           1.550        79,254
                                                                                           1.653        86,116
                                                                                           1.382        85,317
                                                                                           1.042       152,075
                                                                                           1.649       231,336
                                                                                           1.578       326,064
                                                                                           1.408       385,744
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)................ 3.165        29,374
                                                                                           3.116        31,900
                                                                                           2.172        38,572
                                                                                           1.864        36,782
                                                                                           1.884        43,210
                                                                                           1.542        50,380
                                                                                           1.107        57,351
                                                                                           1.913        89,930
                                                                                           1.783        70,029
                                                                                           1.620       143,267
 LMPVET Equity Index Subaccount (Class II) (10/01)........................................ 0.898            --
                                                                                           0.925        34,894
                                                                                           1.517        98,810
                                                                                           1.481       136,587
                                                                                           1.319       152,151
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/01)..... 1.474            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   1.357       1.374         3,739
                                                                                      2009   1.082       1.357         3,739
                                                                                      2008   1.959       1.082         3,739
                                                                                      2007   1.888       1.959         3,739
                                                                                      2006   1.537       1.888         4,097
                                                                                      2005   1.410       1.537        16,587
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.396       1.411            --
                                                                                      2006   1.274       1.396       277,264
                                                                                      2005   1.261       1.274       315,343
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.927       0.913            --
                                                                                      2010   0.870       0.927       170,127
                                                                                      2009   0.759       0.870       212,568
                                                                                      2008   0.987       0.759       229,397
                                                                                      2007   0.998       0.987       235,972
                                                                                      2006   0.982       0.998       270,702
                                                                                      2005   0.983       0.982       343,643
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (10/01)....... 2011   1.255       1.276            --
                                                                                      2010   1.153       1.255        78,198
                                                                                      2009   0.990       1.153        78,626
                                                                                      2008   1.175       0.990        79,002
                                                                                      2007   1.181       1.175       110,929
                                                                                      2006   1.148       1.181       176,146
                                                                                      2005   1.147       1.148       406,310
 LMPVIT Western Asset Variable High Income Subaccount (10/01)........................ 2014   2.130       2.072       106,742
                                                                                      2013   1.999       2.130       121,029
                                                                                      2012   1.738       1.999       133,369
                                                                                      2011   1.739       1.738       144,650
                                                                                      2010   1.528       1.739       176,029
                                                                                      2009   0.979       1.528       251,608
                                                                                      2008   1.433       0.979       266,650
                                                                                      2007   1.465       1.433       352,052
                                                                                      2006   1.352       1.465       414,956
                                                                                      2005   1.351       1.352       623,810
 LMPVIT Western Asset Variable Money Market Subaccount (10/01)....................... 2010   0.992       0.984            --
                                                                                      2009   1.014       0.992       234,494
                                                                                      2008   1.013       1.014       605,509
                                                                                      2007   0.990       1.013       420,574
                                                                                      2006   0.969       0.990       159,970
                                                                                      2005   0.966       0.969       496,424
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)......................................... 2007   1.611       1.685            --
                                                                                      2006   1.397       1.611       164,737
                                                                                      2005   1.376       1.397       243,383
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/01)......................................... 2007   1.562       1.638            --
                                                                                      2006   1.354       1.562        10,808
                                                                                      2005   1.302       1.354        10,808
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (11/01).................. 2007   1.717       1.828            --
                                                                                      2006   1.559       1.717        62,178
                                                                                      2005   1.523       1.559        64,424
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.566       1.623            --
                                                                                      2006   1.369       1.566       503,952
                                                                                      2005   1.358       1.369       620,310
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.751       1.925            --
                                                                                      2006   1.599       1.751       581,538
                                                                                      2005   1.514       1.599       697,616
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.992       1.101        74,458

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   0.980       0.992       108,237
                                                                          2012   0.795       0.980        89,584
                                                                          2011   0.860       0.795        91,338
                                                                          2010   0.758       0.860        96,869
                                                                          2009   0.575       0.758       132,888
                                                                          2008   1.009       0.575       158,211
                                                                          2007   1.213       1.009       176,242
                                                                          2006   1.003       1.213       200,270
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.356       2.447            --
                                                                          2013   1.870       2.356        71,955
                                                                          2012   1.560       1.870        60,805
                                                                          2011   1.725       1.560        78,171
                                                                          2010   1.612       1.725        86,743
                                                                          2009   1.153       1.612        83,686
                                                                          2008   2.033       1.153       101,120
                                                                          2007   1.597       2.033        73,509
                                                                          2006   1.567       1.597        62,572
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.439       2.729        67,244
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.489       2.295        42,892
                                                                          2013   1.950       2.489        43,584
                                                                          2012   1.544       1.950        43,598
                                                                          2011   1.839       1.544        79,099
                                                                          2010   1.616       1.839        85,271
                                                                          2009   1.065       1.616       128,760
                                                                          2008   1.841       1.065       166,017
                                                                          2007   1.903       1.841       252,581
                                                                          2006   1.737       1.903       239,316
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.264       1.352       202,419
                                                                          2013   0.994       1.264       249,240
                                                                          2012   0.888       0.994       310,931
                                                                          2011   0.945       0.888       359,357
                                                                          2010   0.772       0.945       356,323
                                                                          2009   0.625       0.772       496,863
                                                                          2008   1.046       0.625       646,399
                                                                          2007   1.066       1.046       798,936
                                                                          2006   1.002       1.066            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.029       2.142         4,895
                                                                          2013   1.480       2.029         4,895
                                                                          2012   1.280       1.480         4,895
                                                                          2011   1.323       1.280        15,015
                                                                          2010   1.072       1.323        19,724
                                                                          2009   0.818       1.072        13,511
                                                                          2008   1.366       0.818        15,243
                                                                          2007   1.257       1.366        42,383
                                                                          2006   1.274       1.257        42,794
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.786       1.823        16,678
                                                                          2013   1.373       1.786        17,905
                                                                          2012   1.217       1.373        19,247
                                                                          2011   1.387       1.217        25,501
                                                                          2010   1.189       1.387        25,336
                                                                          2009   0.944       1.189        30,129
                                                                          2008   1.294       0.944        30,014
                                                                          2007   1.339       1.294        48,843
                                                                          2006   1.264       1.339        43,135
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.857       0.813            --
                                                                          2008   1.532       0.857        30,663
                                                                          2007   1.403       1.532        28,618
                                                                          2006   1.428       1.403        33,146
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.359       1.359            --
                                                                          2013   1.283       1.359            --
                                                                          2012   1.076       1.283        95,581
                                                                          2011   1.183       1.076       147,063
                                                                          2010   1.138       1.183       193,121
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.179       1.209        56,015
                                                                          2013   0.933       1.179        56,015
                                                                          2012   0.819       0.933       167,453
                                                                          2011   0.963       0.819       284,042

                                VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.264       1.255       100,346
                                                                               2013   0.978       1.264       131,636
                                                                               2012   0.850       0.978       169,822
                                                                               2011   0.957       0.850       180,700
                                                                               2010   0.818       0.957       255,682
                                                                               2009   0.663       0.818       485,285
                                                                               2008   0.968       0.663       565,957
                                                                               2007   1.023       0.968       773,322
                                                                               2006   1.003       1.023       867,304
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.401       2.190        58,384
                                                                               2013   2.589       2.401        41,369
                                                                               2012   2.232       2.589        47,613
                                                                               2011   2.813       2.232        58,560
                                                                               2010   2.332       2.813        66,673
                                                                               2009   1.414       2.332        96,612
                                                                               2008   3.105       1.414       119,770
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.960       1.780         2,276
                                                                               2013   1.684       1.960         6,773
                                                                               2012   1.479       1.684        37,741
                                                                               2011   1.698       1.479        37,990
                                                                               2010   1.562       1.698        48,436
                                                                               2009   1.217       1.562        51,123
                                                                               2008   2.163       1.217        59,152
                                                                               2007   2.072       2.163        78,241
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.997       1.077            --
                                                                               2012   0.970       0.997            --
                                                                               2011   1.050       0.970        16,973
                                                                               2010   0.875       1.050        16,973
                                                                               2009   0.656       0.875        29,507
                                                                               2008   1.090       0.656        29,651
                                                                               2007   1.237       1.090            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.091       2.061            --
                                                                               2013   1.541       2.091            --
                                                                               2012   1.446       1.541            --
                                                                               2011   1.592       1.446            --
                                                                               2010   1.235       1.592            --
                                                                               2009   0.805       1.235            --
                                                                               2008   1.459       0.805            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.271       1.267       231,104
                                                                               2013   1.025       1.271       292,082
                                                                               2012   0.867       1.025       272,586
                                                                               2011   0.970       0.867       348,086
                                                                               2010   0.857       0.970       339,256
                                                                               2009   0.629       0.857       387,761
                                                                               2008   1.084       0.629       437,628
                                                                               2007   1.045       1.084       686,231
                                                                               2006   0.996       1.045       701,592
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.331       1.340       197,956
                                                                               2013   1.498       1.331       216,910
                                                                               2012   1.405       1.498       235,985
                                                                               2011   1.291       1.405       256,710
                                                                               2010   1.225       1.291       279,120
                                                                               2009   1.061       1.225       301,467
                                                                               2008   1.164       1.061       318,433
                                                                               2007   1.106       1.164       260,216
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.448       1.472       743,941
                                                                               2013   1.513       1.448       781,916
                                                                               2012   1.419       1.513       937,744
                                                                               2011   1.410       1.419       968,441
                                                                               2010   1.335       1.410     1,131,136
                                                                               2009   1.205       1.335     1,360,890
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.842       1.998         4,624

                             VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.418       1.842         4,624
                                                                          2012   1.315       1.418         4,624
                                                                          2011   1.411       1.315         4,624
                                                                          2010   1.244       1.411        10,595
                                                                          2009   1.029       1.244        34,681
                                                                          2008   1.571       1.029        41,766
                                                                          2007   1.533       1.571        61,326
                                                                          2006   1.434       1.533       119,162
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.136       1.251            --
                                                                          2006   1.086       1.136         7,052
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.605       1.638        97,903
                                                                          2013   1.620       1.605       113,851
                                                                          2012   1.488       1.620       146,336
                                                                          2011   1.471       1.488       147,391
                                                                          2010   1.344       1.471       155,496
                                                                          2009   1.035       1.344       177,313
                                                                          2008   1.188       1.035       163,220
                                                                          2007   1.142       1.188       219,540
                                                                          2006   1.109       1.142       171,152
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.249       1.380       411,296
                                                                          2013   0.957       1.249       489,408
                                                                          2012   0.831       0.957       592,699
                                                                          2011   0.887       0.831       672,157
                                                                          2010   0.777       0.887       787,223
                                                                          2009   0.673       0.777       871,811
                                                                          2008   1.083       0.673       840,429
                                                                          2007   1.070       1.083     1,118,420
                                                                          2006   1.001       1.070     1,080,842
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.877       2.036       161,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.586       1.658            --
                                                                          2006   1.506       1.586        77,629
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.826       2.024        12,969
                                                                          2013   1.395       1.826        13,679
                                                                          2012   1.259       1.395        14,853
                                                                          2011   1.288       1.259        17,873
                                                                          2010   1.172       1.288        63,414
                                                                          2009   1.008       1.172        64,349
                                                                          2008   1.647       1.008        64,884
                                                                          2007   1.644       1.647        56,019
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.253       1.307       194,460
                                                                          2013   1.296       1.253       234,308
                                                                          2012   1.237       1.296       183,120
                                                                          2011   1.191       1.237       211,322
                                                                          2010   1.128       1.191       527,944
                                                                          2009   1.058       1.128       526,265
                                                                          2008   1.124       1.058       533,678
                                                                          2007   1.086       1.124       674,523
                                                                          2006   1.052       1.086       906,848
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.490       1.583        24,591
                                                                          2013   1.137       1.490        28,166
                                                                          2012   1.019       1.137        34,961
                                                                          2011   1.147       1.019        58,059
                                                                          2010   0.981       1.147        75,376
                                                                          2009   0.783       0.981        69,749
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.899       0.878       116,555
                                                                          2013   0.922       0.899       121,095
                                                                          2012   0.945       0.922       124,248
                                                                          2011   0.968       0.945       124,834
                                                                          2010   0.984       0.968       342,009
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.759       0.749            --
                                                                          2008   1.302       0.759            --
                                                                          2007   1.336       1.302            --
                                                                          2006   1.307       1.336        39,617
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.733       0.763            --

                            VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.361       0.733        38,887
                                                                       2007   1.342       1.361        62,372
                                                                       2006   1.332       1.342        92,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.186       1.302            --
                                                                       2012   1.051       1.186       140,438
                                                                       2011   1.149       1.051       146,972
                                                                       2010   1.029       1.149       159,427
                                                                       2009   0.866       1.029       157,289
                                                                       2008   1.455       0.866       185,732
                                                                       2007   1.433       1.455       228,215
                                                                       2006   1.405       1.433       370,972
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.012       2.181        29,898
                                                                       2013   1.555       2.012        32,643
                                                                       2012   1.437       1.555        33,589
                                                                       2011   1.521       1.437        35,931
                                                                       2010   1.353       1.521        44,366
                                                                       2009   0.929       1.353        48,338
                                                                       2008   1.755       0.929        81,078
                                                                       2007   1.494       1.755        88,600
                                                                       2006   1.539       1.494        89,328
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.082       2.216        81,715
                                                                       2013   1.558       2.082        88,531
                                                                       2012   1.379       1.558        96,675
                                                                       2011   1.406       1.379       106,038
                                                                       2010   1.291       1.406       110,085
                                                                       2009   0.945       1.291       110,805
                                                                       2008   1.433       0.945       111,150
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.894       0.966            --
                                                                       2010   0.792       0.894       284,042
                                                                       2009   0.617       0.792       228,027
                                                                       2008   1.062       0.617       228,027
                                                                       2007   1.054       1.062       228,027
                                                                       2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.231       1.255            --
                                                                       2013   1.209       1.231            --
                                                                       2012   1.135       1.209            --
                                                                       2011   1.127       1.135            --
                                                                       2010   1.049       1.127            --
                                                                       2009   0.892       1.049            --
                                                                       2008   1.068       0.892            --
                                                                       2007   1.037       1.068            --
                                                                       2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.244       1.274        26,054
                                                                       2013   1.149       1.244        41,206
                                                                       2012   1.057       1.149        47,128
                                                                       2011   1.072       1.057       123,846
                                                                       2010   0.985       1.072        60,032
                                                                       2009   0.816       0.985        66,988
                                                                       2008   1.067       0.816        75,121
                                                                       2007   1.043       1.067       180,959
                                                                       2006   1.002       1.043       372,223
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.241       1.272       444,828
                                                                       2013   1.078       1.241       343,453
                                                                       2012   0.975       1.078       340,853
                                                                       2011   1.014       0.975       417,038
                                                                       2010   0.918       1.014       204,137
                                                                       2009   0.743       0.918       260,143
                                                                       2008   1.067       0.743       260,178
                                                                       2007   1.048       1.067       260,178
                                                                       2006   1.002       1.048        66,061
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.222       1.254            --

                           VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.007
                                                                                           2012   0.895
                                                                                           2011   0.953
                                                                                           2010   0.851
                                                                                           2009   0.676
                                                                                           2008   1.067
                                                                                           2007   1.053
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.821
                                                                                           2013   1.417
                                                                                           2012   1.258
                                                                                           2011   1.269
                                                                                           2010   1.136
                                                                                           2009   0.928
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.605
                                                                                           2013   1.385
                                                                                           2012   1.275
                                                                                           2011   1.278
                                                                                           2010   1.192
                                                                                           2009   1.033
                                                                                           2008   1.362
                                                                                           2007   1.340
                                                                                           2006   1.261
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.802
                                                                                           2013   1.361
                                                                                           2012   1.196
                                                                                           2011   1.215
                                                                                           2010   1.117
                                                                                           2009   0.948
                                                                                           2008   1.440
                                                                                           2007   1.371
                                                                                           2006   1.248
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.345
                                                                                           2013   1.084
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.537
                                                                                           2013   1.135
                                                                                           2012   0.980
                                                                                           2011   1.018
                                                                                           2010   0.894
                                                                                           2009   0.640
                                                                                           2008   1.132
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.375
                                                                                           2013   1.398
                                                                                           2012   1.287
                                                                                           2011   1.277
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.643
                                                                                           2013   1.263
                                                                                           2012   1.149
                                                                                           2011   1.307
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.083
                                                                                           2006   1.102
                                                                                           2005   1.106
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 2009   1.167
                                                                                           2008   1.141
                                                                                           2007   1.075
                                                                                           2006   1.061
                                                                                           2005   1.061
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 2008   1.582
                                                                                           2007   1.469
                                                                                           2006   1.356
                                                                                           2005   1.295
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2007   1.929



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.222            --
                                                                                           1.007       138,179
                                                                                           0.895       138,179
                                                                                           0.953       214,303
                                                                                           0.851        76,123
                                                                                           0.676        80,317
                                                                                           1.067       100,782
                                                                                           1.053       134,994
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2.010        14,946
                                                                                           1.821        15,145
                                                                                           1.417        15,448
                                                                                           1.258        20,037
                                                                                           1.269        20,183
                                                                                           1.136        20,407
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.698       369,853
                                                                                           1.605       409,014
                                                                                           1.385       414,996
                                                                                           1.275       496,556
                                                                                           1.278       670,165
                                                                                           1.192       781,431
                                                                                           1.033       864,282
                                                                                           1.362     1,050,728
                                                                                           1.340     1,221,226
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.949       122,503
                                                                                           1.802       121,692
                                                                                           1.361        27,335
                                                                                           1.196        49,055
                                                                                           1.215        63,742
                                                                                           1.117       122,785
                                                                                           0.948       109,659
                                                                                           1.440       115,603
                                                                                           1.371       125,653
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.308            --
                                                                                           1.345            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.632            --
                                                                                           1.537            --
                                                                                           1.135            --
                                                                                           0.980            --
                                                                                           1.018         5,284
                                                                                           0.894         5,290
                                                                                           0.640         5,297
                                                                                           1.132        26,068
                                                                                           1.063         5,309
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.413        27,168
                                                                                           1.375        30,165
                                                                                           1.398        31,248
                                                                                           1.287        32,632
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.770       420,832
                                                                                           1.643       483,015
                                                                                           1.263       735,529
                                                                                           1.149       820,706
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.101            --
                                                                                           1.083       433,579
                                                                                           1.102       715,457
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)......................... 1.202            --
                                                                                           1.167     1,559,149
                                                                                           1.141     1,775,820
                                                                                           1.075     2,224,202
                                                                                           1.061     2,820,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00).................................. 1.463            --
                                                                                           1.582            --
                                                                                           1.469            --
                                                                                           1.356            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)............................. 2.083            --

                                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.548       1.929       152,649
                                                                                     2005   1.414       1.548       118,435
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   2.100       2.236            --
                                                                                     2006   1.835       2.100        96,742
                                                                                     2005   1.756       1.835       120,574
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.345       1.428            --
                                                                                     2005   1.268       1.345       101,135
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.341       1.405            --
                                                                                     2005   1.315       1.341       350,621
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.296       1.332            --
                                                                                     2005   1.222       1.296       106,339
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.170            --
                                                                                     2005   1.000       1.104            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.016            --
                                                                                     2005   1.000       1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.084            --
                                                                                     2005   1.000       1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.082       1.125            --
                                                                                     2005   1.000       1.082         6,250
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.044            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Income Subaccount (10/01)........................................ 2006   1.065       1.052            --
                                                                                     2005   1.077       1.065       996,352
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.422       1.506            --
                                                                                     2005   1.301       1.422       121,684
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.458       1.539            --
                                                                                     2005   1.450       1.458        92,226
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.225       1.261            --
                                                                                     2005   1.219       1.225     1,931,053
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.158       1.248            --
                                                                                     2005   1.114       1.158        55,119
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.516       1.737            --
                                                                                     2005   1.419       1.516       187,814
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.355       1.434            --
                                                                                     2005   1.310       1.355       160,260
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034       1.086            --
                                                                                     2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.101       1.109            --
                                                                                     2005   1.088       1.101       206,711
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.343       1.397            --
                                                                                     2005   1.348       1.343        39,402
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.109       1.274            --
                                                                                     2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.264            --
                                                                                     2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (1/00).................................. 2006   1.263       1.307            --
                                                                                     2005   1.200       1.263        14,916


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Portfolio Architect 3
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.077       1.151            --
                                                                          2006   1.000       1.077        59,545
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)................... 2006   1.025       1.075            --
                                                                          2005   0.991       1.025       205,665
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)......... 2006   1.156       1.126            --
                                                                          2005   1.028       1.156       347,920
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............... 2014   2.712       2.719       156,545
                                                                          2013   2.143       2.712       150,833
                                                                          2012   1.785       2.143       320,716
                                                                          2011   2.000       1.785       365,372
                                                                          2010   1.826       2.000       411,002
                                                                          2009   1.310       1.826       492,396
                                                                          2008   2.171       1.310       503,803
                                                                          2007   1.929       2.171       688,333
                                                                          2006   1.635       1.929       927,883
                                                                          2005   1.463       1.635     1,027,930
 American Funds Growth Subaccount (Class 2) (11/99)...................... 2014   2.203       2.342       414,468
                                                                          2013   1.728       2.203       751,661
                                                                          2012   1.496       1.728       832,671
                                                                          2011   1.596       1.496       857,397
                                                                          2010   1.372       1.596       982,574
                                                                          2009   1.005       1.372     1,634,039
                                                                          2008   1.830       1.005     1,731,530
                                                                          2007   1.663       1.830     2,194,734
                                                                          2006   1.540       1.663     3,051,113
                                                                          2005   1.353       1.540     3,359,314
 American Funds Growth-Income Subaccount (Class 2) (11/99)............... 2014   1.911       2.071       411,979
                                                                          2013   1.461       1.911       446,005
                                                                          2012   1.269       1.461       909,813
                                                                          2011   1.320       1.269       967,941
                                                                          2010   1.209       1.320     1,225,463
                                                                          2009   0.940       1.209     1,497,875
                                                                          2008   1.544       0.940     1,807,005
                                                                          2007   1.501       1.544     2,621,532
                                                                          2006   1.330       1.501     3,467,098
                                                                          2005   1.282       1.330     4,282,897
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)........................................ 2006   1.287       1.272            --
                                                                          2005   1.111       1.287        48,830
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02).................. 2007   2.230       2.332            --
                                                                          2006   1.717       2.230         3,768
                                                                          2005   1.370       1.717         3,768
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02).................... 2006   1.690       2.196            --
                                                                          2005   1.609       1.690       247,390
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............. 2008   1.194       1.141            --
                                                                          2007   1.138       1.194        23,617
                                                                          2006   0.997       1.138        22,888
                                                                          2005   0.975       0.997        40,547
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)....... 2008   0.970       0.915            --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   1.114       0.970        59,385
                                                                                      2006   1.096       1.114        62,792
                                                                                      2005   1.057       1.096       104,511
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.297       1.408            --
                                                                                      2005   1.201       1.297        50,359
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.294       1.440            --
                                                                                      2005   1.199       1.294        21,349
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.087       2.283        15,237
                                                                                      2013   1.626       2.087        12,597
                                                                                      2012   1.430       1.626        13,048
                                                                                      2011   1.501       1.430        25,300
                                                                                      2010   1.310       1.501        29,667
                                                                                      2009   0.987       1.310        41,555
                                                                                      2008   1.758       0.987        50,351
                                                                                      2007   1.530       1.758        40,324
                                                                                      2006   1.402       1.530        49,696
                                                                                      2005   1.226       1.402       148,325
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.970       2.136            --
                                                                                      2013   1.454       1.970            --
                                                                                      2012   1.215       1.454            --
                                                                                      2011   1.275       1.215            --
                                                                                      2010   1.103       1.275            --
                                                                                      2009   0.829       1.103            --
                                                                                      2008   1.443       0.829            --
                                                                                      2007   1.380       1.443            --
                                                                                      2006   1.238       1.380            --
                                                                                      2005   1.047       1.238            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.702       2.807       123,305
                                                                                      2013   2.030       2.702       140,851
                                                                                      2012   1.809       2.030       168,249
                                                                                      2011   2.071       1.809       187,933
                                                                                      2010   1.644       2.071       210,772
                                                                                      2009   1.201       1.644       289,772
                                                                                      2008   2.030       1.201       341,738
                                                                                      2007   1.796       2.030       357,352
                                                                                      2006   1.631       1.796       459,141
                                                                                      2005   1.411       1.631       445,909
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.233       1.430            --
                                                                                      2005   1.138       1.233       606,220
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.482       3.163            --
                                                                                      2007   2.760       3.482       112,593
                                                                                      2006   2.199       2.760       115,958
                                                                                      2005   1.761       2.199        75,757
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.011       1.751       128,390
                                                                                      2013   1.669       2.011       129,058
                                                                                      2012   1.441       1.669       136,067
                                                                                      2011   1.646       1.441       145,563
                                                                                      2010   1.550       1.646       173,729
                                                                                      2009   1.154       1.550       461,577
                                                                                      2008   1.976       1.154       676,353
                                                                                      2007   1.747       1.976       729,839
                                                                                      2006   1.469       1.747       853,741
                                                                                      2005   1.361       1.469       908,858
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 2006   1.237       1.477            --
                                                                                      2005   1.160       1.237       145,298
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.057       1.080            --
                                                                                      2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.135       1.171            --
                                                                                      2005   1.076       1.135         2,009
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.187       1.202            --

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2009   0.964       1.187            --
                                                                                  2008   1.387       0.964         4,621
                                                                                  2007   1.163       1.387            --
                                                                                  2006   1.117       1.163            --
                                                                                  2005   1.015       1.117            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.173       1.103            --
                                                                                  2007   1.095       1.173        10,594
                                                                                  2006   0.947       1.095        18,390
                                                                                  2005   0.916       0.947        18,393
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.246       1.332            --
                                                                                  2010   1.023       1.246        17,291
                                                                                  2009   0.665       1.023        17,308
                                                                                  2008   1.212       0.665        23,725
                                                                                  2007   1.017       1.212        27,371
                                                                                  2006   0.962       1.017        27,384
                                                                                  2005   0.880       0.962        37,943
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.525       1.705            --
                                                                                  2005   1.497       1.525        27,875
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.098       2.475       443,237
                                                                                  2013   1.449       2.098       463,457
                                                                                  2012   1.246       1.449       550,833
                                                                                  2011   1.241       1.246       646,832
                                                                                  2010   1.013       1.241       764,367
                                                                                  2009   0.769       1.013     1,283,152
                                                                                  2008   1.317       0.769     1,410,045
                                                                                  2007   1.370       1.317     1,574,995
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.829       1.836            --
                                                                                  2013   1.412       1.829       443,920
                                                                                  2012   1.254       1.412       590,256
                                                                                  2011   1.364       1.254       690,899
                                                                                  2010   1.194       1.364       722,779
                                                                                  2009   0.942       1.194       833,873
                                                                                  2008   1.517       0.942       899,751
                                                                                  2007   1.588       1.517     1,139,248
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.938       2.107       389,538
                                                                                  2013   1.521       1.938       518,360
                                                                                  2012   1.340       1.521       557,956
                                                                                  2011   1.333       1.340       531,080
                                                                                  2010   1.208       1.333       712,415
                                                                                  2009   1.009       1.208       817,848
                                                                                  2008   1.458       1.009       748,127
                                                                                  2007   1.412       1.458       952,825
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.927       2.152       172,345
                                                                                  2013   1.426       1.927       239,228
                                                                                  2012   1.210       1.426       314,247
                                                                                  2011   1.243       1.210       363,761
                                                                                  2010   1.155       1.243       372,908
                                                                                  2009   0.828       1.155       461,768
                                                                                  2008   1.348       0.828       538,204
                                                                                  2007   1.351       1.348       587,902
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.851       2.025       175,770
                                                                                  2013   1.427       1.851       176,980
                                                                                  2012   1.250       1.427       197,283
                                                                                  2011   1.216       1.250       252,331
                                                                                  2010   1.134       1.216       267,315
                                                                                  2009   0.930       1.134       235,588
                                                                                  2008   1.474       0.930       535,985
                                                                                  2007   1.448       1.474       555,205
                                                                                  2006   1.250       1.448       427,683
                                                                                  2005   1.197       1.250       522,604
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.696       2.749        74,801

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.871       2.696        77,787
                                                                               2012   1.599       1.871        81,170
                                                                               2011   1.610       1.599        88,702
                                                                               2010   1.313       1.610       103,566
                                                                               2009   0.939       1.313       120,371
                                                                               2008   1.616       0.939       156,691
                                                                               2007   1.499       1.616       203,696
                                                                               2006   1.357       1.499       213,822
                                                                               2005   1.320       1.357       245,178
 LMPVET Equity Index Subaccount (Class II) (10/01)............................ 2009   0.850       0.826            --
                                                                               2008   1.388       0.850       152,863
                                                                               2007   1.351       1.388       242,321
                                                                               2006   1.198       1.351       246,110
                                                                               2005   1.173       1.198       434,032
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.954       0.941            --
                                                                               2010   0.892       0.954        27,308
                                                                               2009   0.775       0.892        26,679
                                                                               2008   1.004       0.775        24,497
                                                                               2007   1.011       1.004        25,789
                                                                               2006   0.991       1.011        35,261
                                                                               2005   0.989       0.991        38,858
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01).................................. 2007   1.411       1.478            --
                                                                               2006   1.219       1.411       595,112
                                                                               2005   1.196       1.219       710,038
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02).......................... 2007   1.169       1.216            --
                                                                               2006   1.145       1.169        26,832
                                                                               2005   1.111       1.145        25,564
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................ 2007   1.297       1.341            --
                                                                               2006   1.192       1.297           192
                                                                               2005   1.107       1.192         5,241
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................ 2007   1.206       1.258            --
                                                                               2006   1.095       1.206         4,227
                                                                               2005   1.079       1.095         4,232
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.589       1.649            --
                                                                               2006   1.383       1.589     1,067,268
                                                                               2005   1.368       1.383     1,103,425
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.777       1.956            --
                                                                               2006   1.616       1.777       798,547
                                                                               2005   1.524       1.616       848,933
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.092       1.125            --
                                                                               2005   1.073       1.092            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.403       1.350            --
                                                                               2007   1.350       1.403       111,126
                                                                               2006   1.423       1.350       132,174
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   2.117       2.147        15,198
                                                                               2013   1.966       2.117        15,439
                                                                               2012   1.717       1.966        24,231
                                                                               2011   1.708       1.717        27,308
                                                                               2010   1.500       1.708        40,978
                                                                               2009   1.039       1.500        55,012
                                                                               2008   1.397       1.039        67,549
                                                                               2007   1.388       1.397       131,342
                                                                               2006   1.321       1.388       211,798
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.023       1.140        28,868

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.007       1.023        30,402
                                                                            2012   0.814       1.007        54,747
                                                                            2011   0.877       0.814        74,644
                                                                            2010   0.770       0.877        96,519
                                                                            2009   0.581       0.770       137,131
                                                                            2008   1.015       0.581       175,735
                                                                            2007   1.216       1.015       312,931
                                                                            2006   1.003       1.216       466,627
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.972       2.050            --
                                                                            2013   1.559       1.972        31,322
                                                                            2012   1.295       1.559        31,965
                                                                            2011   1.427       1.295        67,702
                                                                            2010   1.328       1.427        68,079
                                                                            2009   0.946       1.328        64,050
                                                                            2008   1.661       0.946        68,723
                                                                            2007   1.300       1.661        51,966
                                                                            2006   1.272       1.300        48,840
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.044       2.293        30,220
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.187       2.024       270,631
                                                                            2013   1.706       2.187       354,122
                                                                            2012   1.346       1.706       387,293
                                                                            2011   1.597       1.346       350,067
                                                                            2010   1.397       1.597       399,145
                                                                            2009   0.917       1.397       349,810
                                                                            2008   1.579       0.917       370,486
                                                                            2007   1.626       1.579       412,945
                                                                            2006   1.480       1.626       453,404
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.639       1.756        33,940
                                                                            2013   1.236       1.639        35,367
                                                                            2012   1.064       1.236        45,391
                                                                            2011   1.103       1.064        55,946
                                                                            2010   0.980       1.103        87,047
                                                                            2009   0.787       0.980       166,996
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.303       1.400       125,189
                                                                            2013   1.021       1.303       291,349
                                                                            2012   0.909       1.021       307,544
                                                                            2011   0.963       0.909       325,661
                                                                            2010   0.783       0.963       367,147
                                                                            2009   0.632       0.783       928,176
                                                                            2008   1.053       0.632       958,675
                                                                            2007   1.069       1.053     1,143,115
                                                                            2006   1.002       1.069        27,728
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.100       2.226        29,533
                                                                            2013   1.526       2.100         2,363
                                                                            2012   1.314       1.526         2,363
                                                                            2011   1.353       1.314        25,880
                                                                            2010   1.092       1.353        15,851
                                                                            2009   0.830       1.092         1,792
                                                                            2008   1.380       0.830         1,792
                                                                            2007   1.265       1.380         1,792
                                                                            2006   1.278       1.265            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.848       1.895        45,666
                                                                            2013   1.416       1.848        14,218
                                                                            2012   1.250       1.416        15,798
                                                                            2011   1.419       1.250        29,730
                                                                            2010   1.212       1.419        28,707
                                                                            2009   0.958       1.212         6,991
                                                                            2008   1.308       0.958         6,015
                                                                            2007   1.348       1.308         5,718
                                                                            2006   1.269       1.348         2,871
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.905       0.894            --
                                                                            2008   1.235       0.905            --
                                                                            2007   1.186       1.235            --
                                                                            2006   1.125       1.186            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.980       2.039        16,617

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.869       1.980        17,212
                                                                               2012   1.685       1.869        17,777
                                                                               2011   1.641       1.685        18,592
                                                                               2010   1.480       1.641        29,133
                                                                               2009   1.102       1.480        87,779
                                                                               2008   1.378       1.102        96,720
                                                                               2007   1.316       1.378       147,688
                                                                               2006   1.260       1.316       155,315
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.817       0.775            --
                                                                               2008   1.454       0.817        24,483
                                                                               2007   1.326       1.454         8,822
                                                                               2006   1.346       1.326        10,530
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252            --
                                                                               2013   0.958       1.216            --
                                                                               2012   0.838       0.958            --
                                                                               2011   0.983       0.838            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       361,591
                                                                               2013   1.005       1.304       373,053
                                                                               2012   0.869       1.005       397,004
                                                                               2011   0.975       0.869       483,571
                                                                               2010   0.830       0.975       465,585
                                                                               2009   0.670       0.830       525,205
                                                                               2008   0.974       0.670       523,515
                                                                               2007   1.026       0.974       573,020
                                                                               2006   1.003       1.026       131,901
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.229       2.047            --
                                                                               2013   2.389       2.229            --
                                                                               2012   2.048       2.389            --
                                                                               2011   2.562       2.048            --
                                                                               2010   2.109       2.562         3,889
                                                                               2009   1.273       2.109        15,857
                                                                               2008   2.912       1.273         7,352
                                                                               2007   2.318       2.912         3,768
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.447       2.395        86,880
                                                                               2008   3.168       1.447        96,034
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.890       1.723       108,730
                                                                               2013   1.618       1.890       112,550
                                                                               2012   1.415       1.618       120,014
                                                                               2011   1.617       1.415       124,348
                                                                               2010   1.482       1.617       123,764
                                                                               2009   1.150       1.482       131,885
                                                                               2008   2.036       1.150       137,886
                                                                               2007   1.945       2.036       155,426
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.027       1.112            --
                                                                               2012   0.996       1.027         4,426
                                                                               2011   1.073       0.996         3,327
                                                                               2010   0.892       1.073         1,991
                                                                               2009   0.665       0.892         3,202
                                                                               2008   1.101       0.665         4,006
                                                                               2007   1.246       1.101         1,179
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.940       1.920            --
                                                                               2013   1.424       1.940            --
                                                                               2012   1.331       1.424            --
                                                                               2011   1.459       1.331            --
                                                                               2010   1.127       1.459         8,375
                                                                               2009   0.732       1.127         8,375
                                                                               2008   1.323       0.732         8,375
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312       267,463
                                                                               2013   1.053       1.311       217,304
                                                                               2012   0.887       1.053        38,335
                                                                               2011   0.988       0.887        84,437
                                                                               2010   0.870       0.988        78,508
                                                                               2009   0.635       0.870       152,472
                                                                               2008   1.091       0.635       185,229
                                                                               2007   1.048       1.091       232,162
                                                                               2006   0.996       1.048       216,565
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.389       1.404       259,321

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.557       1.389       258,391
                                                                          2012   1.454       1.557       415,378
                                                                          2011   1.331       1.454       447,841
                                                                          2010   1.258       1.331       503,751
                                                                          2009   1.085       1.258       558,683
                                                                          2008   1.186       1.085       626,176
                                                                          2007   1.124       1.186       610,074
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.602       1.635       869,229
                                                                          2013   1.667       1.602     1,272,498
                                                                          2012   1.557       1.667     1,640,630
                                                                          2011   1.541       1.557     1,709,735
                                                                          2010   1.454       1.541     1,944,304
                                                                          2009   1.308       1.454     2,656,466
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.922       2.093         2,158
                                                                          2013   1.474       1.922         2,625
                                                                          2012   1.361       1.474         3,585
                                                                          2011   1.455       1.361        16,643
                                                                          2010   1.278       1.455        20,636
                                                                          2009   1.053       1.278        89,295
                                                                          2008   1.600       1.053        68,653
                                                                          2007   1.556       1.600        95,329
                                                                          2006   1.451       1.556        81,703
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.143       1.260            --
                                                                          2006   1.090       1.143         1,179
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.669       1.710       185,097
                                                                          2013   1.677       1.669        74,611
                                                                          2012   1.534       1.677        73,792
                                                                          2011   1.511       1.534        83,967
                                                                          2010   1.375       1.511        96,633
                                                                          2009   1.054       1.375        78,503
                                                                          2008   1.206       1.054       107,998
                                                                          2007   1.154       1.206       101,535
                                                                          2006   1.117       1.154       101,664
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.174       1.225            --
                                                                          2012   1.069       1.174         9,308
                                                                          2011   1.327       1.069         9,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.294       1.436        44,165
                                                                          2013   0.988       1.294        51,873
                                                                          2012   0.855       0.988        68,182
                                                                          2011   0.909       0.855        85,615
                                                                          2010   0.793       0.909       121,728
                                                                          2009   0.683       0.793       170,212
                                                                          2008   1.094       0.683       168,060
                                                                          2007   1.074       1.094       224,390
                                                                          2006   1.001       1.074       224,507
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.838       1.999       331,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.398       1.463            --
                                                                          2006   1.324       1.398       233,370
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.655       1.842       121,782
                                                                          2013   1.259       1.655       123,332
                                                                          2012   1.132       1.259       122,126
                                                                          2011   1.153       1.132       123,696
                                                                          2010   1.046       1.153       137,606
                                                                          2009   0.895       1.046       124,137
                                                                          2008   1.458       0.895       150,349
                                                                          2007   1.451       1.458       199,400
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.368       1.435         1,148
                                                                          2013   1.407       1.368         1,687
                                                                          2012   1.335       1.407         2,131
                                                                          2011   1.279       1.335         2,125
                                                                          2010   1.205       1.279         2,306
                                                                          2009   1.123       1.205         2,329
                                                                          2008   1.187       1.123         3,620
                                                                          2007   1.140       1.187        30,422
                                                                          2006   1.101       1.140            --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.385       1.478        66,758
                                                                        2013   1.053       1.385        85,862
                                                                        2012   0.940       1.053        89,167
                                                                        2011   1.054       0.940       160,782
                                                                        2010   0.898       1.054       172,750
                                                                        2009   0.715       0.898       174,100
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.946       0.927        44,613
                                                                        2013   0.965       0.946        80,148
                                                                        2012   0.985       0.965        73,947
                                                                        2011   1.006       0.985        68,772
                                                                        2010   1.027       1.006       267,069
                                                                        2009   1.043       1.027       318,574
                                                                        2008   1.035       1.043       407,918
                                                                        2007   1.006       1.035       440,208
                                                                        2006   0.987       1.006       519,111
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.665       0.657            --
                                                                        2008   1.136       0.665        50,041
                                                                        2007   1.203       1.136        48,315
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.668       0.696            --
                                                                        2008   1.236       0.668       157,097
                                                                        2007   1.214       1.236       172,811
                                                                        2006   1.201       1.214       208,263
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.226       1.348            --
                                                                        2012   1.083       1.226       180,607
                                                                        2011   1.179       1.083       188,138
                                                                        2010   1.051       1.179       228,851
                                                                        2009   0.882       1.051       287,175
                                                                        2008   1.475       0.882       312,384
                                                                        2007   1.447       1.475       383,653
                                                                        2006   1.415       1.447       490,839
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.183       1.287       100,528
                                                                        2013   0.910       1.183       121,997
                                                                        2012   0.838       0.910       159,334
                                                                        2011   0.883       0.838       162,951
                                                                        2010   0.783       0.883       217,703
                                                                        2009   0.535       0.783       219,833
                                                                        2008   1.007       0.535       236,217
                                                                        2007   0.854       1.007       249,539
                                                                        2006   0.877       0.854       260,526
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.911       0.986            --
                                                                        2010   0.804       0.911            --
                                                                        2009   0.624       0.804            --
                                                                        2008   1.069       0.624            --
                                                                        2007   1.057       1.069            --
                                                                        2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.269       1.299            --
                                                                        2013   1.242       1.269            --
                                                                        2012   1.161       1.242            --
                                                                        2011   1.148       1.161            --
                                                                        2010   1.065       1.148            --
                                                                        2009   0.902       1.065            --
                                                                        2008   1.075       0.902            --
                                                                        2007   1.040       1.075            --
                                                                        2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.283       1.319        60,060
                                                                        2013   1.181       1.283        59,506
                                                                        2012   1.081       1.181        58,141
                                                                        2011   1.092       1.081        57,498
                                                                        2010   1.000       1.092        83,145
                                                                        2009   0.825       1.000       104,702
                                                                        2008   1.074       0.825       116,283
                                                                        2007   1.046       1.074            --
                                                                        2006   1.002       1.046         8,483
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.280       1.317       242,196

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.107       1.280       221,241
                                                                                   2012   0.998       1.107       209,853
                                                                                   2011   1.033       0.998       210,568
                                                                                   2010   0.931       1.033       422,437
                                                                                   2009   0.751       0.931       436,032
                                                                                   2008   1.075       0.751       300,985
                                                                                   2007   1.051       1.075       473,367
                                                                                   2006   1.002       1.051       293,332
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 2014   1.260       1.299       289,551
                                                                                   2013   1.034       1.260            --
                                                                                   2012   0.915       1.034            --
                                                                                   2011   0.971       0.915            --
                                                                                   2010   0.864       0.971            --
                                                                                   2009   0.683       0.864            --
                                                                                   2008   1.074       0.683            --
                                                                                   2007   1.056       1.074            --
                                                                                   2006   1.002       1.056            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.708       1.892        36,435
                                                                                   2013   1.324       1.708        36,452
                                                                                   2012   1.171       1.324        44,655
                                                                                   2011   1.176       1.171        53,822
                                                                                   2010   1.048       1.176        88,159
                                                                                   2009   0.854       1.048       150,629
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.706       1.812       571,913
                                                                                   2013   1.467       1.706       724,959
                                                                                   2012   1.344       1.467       747,988
                                                                                   2011   1.343       1.344       846,527
                                                                                   2010   1.247       1.343       938,667
                                                                                   2009   1.076       1.247     1,108,857
                                                                                   2008   1.413       1.076     1,277,298
                                                                                   2007   1.385       1.413     1,770,342
                                                                                   2006   1.299       1.385     2,329,161
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.873       2.034       250,298
                                                                                   2013   1.409       1.873       178,288
                                                                                   2012   1.233       1.409        24,630
                                                                                   2011   1.248       1.233        33,660
                                                                                   2010   1.143       1.248        51,773
                                                                                   2009   0.966       1.143        43,556
                                                                                   2008   1.461       0.966        71,259
                                                                                   2007   1.385       1.461       100,257
                                                                                   2006   1.257       1.385        61,385
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.798       1.762        22,703
                                                                                   2013   1.444       1.798        23,433
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.254       1.225         3,411
                                                                                   2013   1.009       1.254         3,977
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.585       1.690       193,726
                                                                                   2013   1.166       1.585       195,657
                                                                                   2012   1.003       1.166       187,801
                                                                                   2011   1.038       1.003       189,274
                                                                                   2010   0.907       1.038       196,481
                                                                                   2009   0.647       0.907       196,538
                                                                                   2008   1.139       0.647       226,017
                                                                                   2007   1.066       1.139       217,096
                                                                                   2006   0.998       1.066       244,796
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.716       1.792            --
                                                                                   2013   1.215       1.716            --
                                                                                   2012   1.070       1.215            --
                                                                                   2011   1.076       1.070         1,497
                                                                                   2010   0.816       1.076         1,499
                                                                                   2009   0.601       0.816        42,612
                                                                                   2008   0.917       0.601        44,019
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.143       1.185            --
                                                                                   2006   1.080       1.143            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.157       1.167            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.188       1.157            --
                                                                          2012   1.172       1.188            --
                                                                          2011   1.132       1.172         2,205
                                                                          2010   1.090       1.132         2,364
                                                                          2009   1.065       1.090         2,195
                                                                          2008   1.089       1.065        16,951
                                                                          2007   1.064       1.089            --
                                                                          2006   1.031       1.064           733
 MSF WMC Balanced Subaccount (Class A) (5/09)............................ 2014   1.491       1.615            --
                                                                          2013   1.262       1.491            --
                                                                          2012   1.147       1.262            --
                                                                          2011   1.127       1.147            --
                                                                          2010   1.049       1.127            --
                                                                          2009   0.907       1.049            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)........... 2014   1.352       1.465        11,905
                                                                          2013   1.032       1.352        11,908
                                                                          2012   0.934       1.032        11,913
                                                                          2011   0.993       0.934        15,773
                                                                          2010   0.905       0.993        15,780
                                                                          2009   0.700       0.905        15,787
                                                                          2008   1.137       0.700        15,795
Money Market Portfolio
 Money Market Subaccount (3/02).......................................... 2006   0.980       0.987            --
                                                                          2005   0.972       0.980       120,340
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04).......... 2006   1.108       1.323            --
                                                                          2005   1.069       1.108         2,792
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03).......... 2007   1.099       1.119            --
                                                                          2006   1.113       1.099       680,672
                                                                          2005   1.113       1.113       622,991
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)........ 2009   1.265       1.305            --
                                                                          2008   1.232       1.265     3,154,465
                                                                          2007   1.156       1.232     3,525,232
                                                                          2006   1.137       1.156     3,564,596
                                                                          2005   1.132       1.137     4,132,025
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)................. 2008   1.432       1.327            --
                                                                          2007   1.325       1.432         8,375
                                                                          2006   1.218       1.325         8,375
                                                                          2005   1.159       1.218         8,375
 Putnam VT International Equity Subaccount (Class IB) (10/01)............ 2007   1.809       1.955            --
                                                                          2006   1.445       1.809       142,465
                                                                          2005   1.315       1.445       208,427
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)................. 2007   2.135       2.276            --
                                                                          2006   1.858       2.135       269,546
                                                                          2005   1.771       1.858       342,993
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01)................... 2006   1.266       1.346            --
                                                                          2005   1.189       1.266        23,272
 Travelers Convertible Securities Subaccount (3/02)...................... 2006   1.184       1.260            --
                                                                          2005   1.204       1.184       159,648
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)................... 2006   1.304       1.423            --
                                                                          2005   1.184       1.304       144,007
 Travelers Equity Income Subaccount (11/01).............................. 2006   1.348       1.415            --
                                                                          2005   1.317       1.348       603,020
 Travelers Federated High Yield Subaccount (3/02)........................ 2006   1.290       1.321            --
                                                                          2005   1.284       1.290       250,936
 Travelers Federated Stock Subaccount (3/02)............................. 2006   1.091       1.128            --
                                                                          2005   1.058       1.091           550
 Travelers Large Cap Subaccount (10/01).................................. 2006   1.167       1.201            --
                                                                          2005   1.096       1.167       113,401

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.175            --
                                                                                     2005   1.000       1.107            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.020            --
                                                                                     2005   1.000       1.018            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.088            --
                                                                                     2005   1.000       1.052        14,308
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.130            --
                                                                                     2005   1.000       1.085            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.047            --
                                                                                     2005   1.000       1.029            --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.249       1.324            --
                                                                                     2005   1.137       1.249       262,368
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   0.830       0.877            --
                                                                                     2005   0.822       0.830       290,467
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.261       1.299            --
                                                                                     2005   1.250       1.261     2,634,731
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165        48,422
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.290       1.480            --
                                                                                     2005   1.202       1.290       515,266
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.370       1.451            --
                                                                                     2005   1.319       1.370        10,011
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.037       1.090            --
                                                                                     2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.108       1.117            --
                                                                                     2005   1.091       1.108       120,414
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.113       1.101            --
                                                                                     2005   1.118       1.113        72,091
 Travelers Strategic Equity Subaccount (11/01)...................................... 2006   1.047       1.091            --
                                                                                     2005   1.047       1.047       241,361
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.278            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.269            --
                                                                                     2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.071       1.031            --
                                                                                     2005   1.048       1.071           687
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.514       1.621            --
                                                                                     2013   1.302       1.514            --
                                                                                     2012   1.200       1.302            --
                                                                                     2011   1.225       1.200            --
                                                                                     2010   1.115       1.225            --
                                                                                     2009   0.927       1.115            --
                                                                                     2008   1.264       0.927            --
                                                                                     2007   1.164       1.264            --
                                                                                     2006   1.103       1.164            --
                                                                                     2005   1.078       1.103            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   0.786       0.762            --
                                                                                     2008   1.250       0.786       187,248
                                                                                     2007   1.307       1.250       291,557
                                                                                     2006   1.149       1.307       318,105
                                                                                     2005   1.127       1.149       406,718
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.614       0.629            --
                                                                                     2008   1.102       0.614         1,983
                                                                                     2007   1.000       1.102         1,803
                                                                                     2006   0.956       1.000         2,074
                                                                                     2005   0.904       0.956         2,096

                               PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.076       1.151            --
                                                                              2006   1.000       1.076            --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01)....................... 2006   1.191       1.249            --
                                                                              2005   1.152       1.191            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)............. 2006   1.304       1.269            --
                                                                              2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.435       2.440        51,635
                                                                              2013   1.925       2.435        56,046
                                                                              2012   1.604       1.925        44,302
                                                                              2011   1.798       1.604        71,588
                                                                              2010   1.643       1.798       171,776
                                                                              2009   1.179       1.643       195,446
                                                                              2008   1.955       1.179       288,225
                                                                              2007   1.738       1.955       310,264
                                                                              2006   1.474       1.738       310,194
                                                                              2005   1.319       1.474       212,785
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.051       2.180       264,275
                                                                              2013   1.610       2.051       265,898
                                                                              2012   1.395       1.610       270,462
                                                                              2011   1.488       1.395       357,974
                                                                              2010   1.281       1.488       543,207
                                                                              2009   0.938       1.281     1,054,414
                                                                              2008   1.710       0.938     1,274,695
                                                                              2007   1.554       1.710     1,391,037
                                                                              2006   1.440       1.554     1,396,522
                                                                              2005   1.266       1.440       886,386
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.838       1.992       109,843
                                                                              2013   1.406       1.838       114,197
                                                                              2012   1.223       1.406       108,916
                                                                              2011   1.272       1.223       141,856
                                                                              2010   1.165       1.272       411,348
                                                                              2009   0.907       1.165       665,171
                                                                              2008   1.490       0.907       708,281
                                                                              2007   1.449       1.490       746,239
                                                                              2006   1.284       1.449       750,829
                                                                              2005   1.239       1.284       505,039
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.551       1.532            --
                                                                              2005   1.340       1.551        73,943
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02)...................... 2007   2.433       2.545            --
                                                                              2006   1.875       2.433            --
                                                                              2005   1.496       1.875            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.543       2.004            --
                                                                              2005   1.470       1.543         1,987
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 2008   1.399       1.337            --
                                                                              2007   1.334       1.399            --
                                                                              2006   1.169       1.334            --
                                                                              2005   1.144       1.169            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 2008   1.148       1.082            --
                                                                              2007   1.318       1.148            --
                                                                              2006   1.297       1.318            --
                                                                              2005   1.252       1.297            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.295       1.406            --
                                                                              2005   1.201       1.295        15,490
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.439            --
                                                                              2005   1.199       1.293       138,448
Fidelity(Reg. TM) Variable Insurance Products

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.179       2.382            --
                                                                                      2013   1.699       2.179            --
                                                                                      2012   1.494       1.699            --
                                                                                      2011   1.570       1.494            --
                                                                                      2010   1.371       1.570            --
                                                                                      2009   1.033       1.371            --
                                                                                      2008   1.842       1.033            --
                                                                                      2007   1.603       1.842            --
                                                                                      2006   1.469       1.603            --
                                                                                      2005   1.286       1.469            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.054       2.226            --
                                                                                      2013   1.517       2.054            --
                                                                                      2012   1.267       1.517            --
                                                                                      2011   1.331       1.267            --
                                                                                      2010   1.152       1.331            --
                                                                                      2009   0.867       1.152            --
                                                                                      2008   1.509       0.867            --
                                                                                      2007   1.444       1.509            --
                                                                                      2006   1.295       1.444            --
                                                                                      2005   1.096       1.295            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.788       2.895        42,653
                                                                                      2013   2.096       2.788        48,622
                                                                                      2012   1.868       2.096        40,756
                                                                                      2011   2.140       1.868        82,243
                                                                                      2010   1.700       2.140        82,792
                                                                                      2009   1.242       1.700        85,778
                                                                                      2008   2.101       1.242        56,548
                                                                                      2007   1.860       2.101       133,709
                                                                                      2006   1.690       1.860       110,289
                                                                                      2005   1.462       1.690        65,896
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.334       1.547            --
                                                                                      2005   1.232       1.334       279,090
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.044       2.765            --
                                                                                      2007   2.414       3.044        99,964
                                                                                      2006   1.924       2.414       109,390
                                                                                      2005   1.542       1.924        39,664
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.007       1.747        37,781
                                                                                      2013   1.667       2.007        37,885
                                                                                      2012   1.440       1.667        55,106
                                                                                      2011   1.646       1.440        79,869
                                                                                      2010   1.550       1.646       145,939
                                                                                      2009   1.155       1.550       304,453
                                                                                      2008   1.979       1.155       316,483
                                                                                      2007   1.750       1.979       402,806
                                                                                      2006   1.472       1.750       352,954
                                                                                      2005   1.364       1.472       172,546
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)...................... 2006   1.406       1.678            --
                                                                                      2005   1.319       1.406       121,975
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.057       1.078            --
                                                                                      2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.204       1.241            --
                                                                                      2005   1.142       1.204            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.458       1.476            --
                                                                                      2009   1.185       1.458            --
                                                                                      2008   1.705       1.185            --
                                                                                      2007   1.431       1.705            --
                                                                                      2006   1.374       1.431            --
                                                                                      2005   1.249       1.374            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.494       1.405            --
                                                                                      2007   1.395       1.494            --
                                                                                      2006   1.208       1.395            --
                                                                                      2005   1.168       1.208            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).................... 2011   1.666       1.781            --

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.368       1.666            --
                                                                                  2009   0.890       1.368            --
                                                                                  2008   1.623       0.890            --
                                                                                  2007   1.362       1.623            --
                                                                                  2006   1.290       1.362            --
                                                                                  2005   1.181       1.290            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.344       1.502            --
                                                                                  2005   1.320       1.344       107,190
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.249       2.651        54,794
                                                                                  2013   1.554       2.249        63,642
                                                                                  2012   1.337       1.554        50,506
                                                                                  2011   1.332       1.337        96,718
                                                                                  2010   1.088       1.332       206,468
                                                                                  2009   0.826       1.088       231,614
                                                                                  2008   1.415       0.826       235,408
                                                                                  2007   1.473       1.415       271,599
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.732       1.738            --
                                                                                  2013   1.338       1.732        33,376
                                                                                  2012   1.189       1.338        53,391
                                                                                  2011   1.294       1.189        81,563
                                                                                  2010   1.134       1.294       170,748
                                                                                  2009   0.895       1.134       207,006
                                                                                  2008   1.441       0.895       203,562
                                                                                  2007   1.510       1.441       233,632
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.926       2.094        25,554
                                                                                  2013   1.513       1.926        33,043
                                                                                  2012   1.333       1.513        37,401
                                                                                  2011   1.327       1.333        40,599
                                                                                  2010   1.203       1.327        70,387
                                                                                  2009   1.006       1.203       164,808
                                                                                  2008   1.453       1.006       106,290
                                                                                  2007   1.409       1.453       124,725
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.780       1.987        18,984
                                                                                  2013   1.319       1.780        25,486
                                                                                  2012   1.119       1.319        35,305
                                                                                  2011   1.151       1.119        35,918
                                                                                  2010   1.070       1.151        46,683
                                                                                  2009   0.767       1.070        47,798
                                                                                  2008   1.250       0.767        49,039
                                                                                  2007   1.252       1.250        48,526
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.907       2.086        53,776
                                                                                  2013   1.471       1.907        54,666
                                                                                  2012   1.290       1.471        55,452
                                                                                  2011   1.255       1.290        56,344
                                                                                  2010   1.171       1.255        10,718
                                                                                  2009   0.960       1.171        10,721
                                                                                  2008   1.523       0.960        10,724
                                                                                  2007   1.498       1.523        10,724
                                                                                  2006   1.293       1.498        10,724
                                                                                  2005   1.240       1.293         5,937
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.832       2.887           815
                                                                                  2013   1.967       2.832           784
                                                                                  2012   1.682       1.967         4,615
                                                                                  2011   1.694       1.682         5,158
                                                                                  2010   1.382       1.694         6,869
                                                                                  2009   0.989       1.382        18,520
                                                                                  2008   1.703       0.989        18,905
                                                                                  2007   1.581       1.703        18,508
                                                                                  2006   1.432       1.581        11,063
                                                                                  2005   1.394       1.432        11,063
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.882       0.858            --
                                                                                  2008   1.442       0.882        61,652
                                                                                  2007   1.403       1.442        61,718
                                                                                  2006   1.245       1.403        62,113
                                                                                  2005   1.219       1.245        60,652

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.951       0.938            --
                                                                               2010   0.889       0.951        48,205
                                                                               2009   0.773       0.889        48,279
                                                                               2008   1.002       0.773        48,261
                                                                               2007   1.010       1.002        47,967
                                                                               2006   0.990       1.010        52,538
                                                                               2005   0.988       0.990        45,856
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01).................................. 2007   1.462       1.532            --
                                                                               2006   1.264       1.462            --
                                                                               2005   1.241       1.264        37,563
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02).......................... 2007   1.203       1.251            --
                                                                               2006   1.179       1.203            --
                                                                               2005   1.144       1.179            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)........................ 2007   1.432       1.480            --
                                                                               2006   1.316       1.432            --
                                                                               2005   1.223       1.316            --
 LMPVPII Growth and Income Subaccount (Class I) (1/00)........................ 2007   1.334       1.391            --
                                                                               2006   1.212       1.334            --
                                                                               2005   1.194       1.212            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.461       1.515            --
                                                                               2006   1.272       1.461       115,005
                                                                               2005   1.258       1.272       107,753
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.635       1.799            --
                                                                               2006   1.488       1.635       199,359
                                                                               2005   1.404       1.488       173,124
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.091       1.124            --
                                                                               2005   1.073       1.091            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.581       1.522            --
                                                                               2007   1.523       1.581            --
                                                                               2006   1.604       1.523            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.935       1.962            --
                                                                               2013   1.799       1.935            --
                                                                               2012   1.571       1.799            --
                                                                               2011   1.563       1.571            --
                                                                               2010   1.374       1.563            --
                                                                               2009   0.952       1.374            --
                                                                               2008   1.281       0.952            --
                                                                               2007   1.273       1.281            --
                                                                               2006   1.212       1.273            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.019       1.135            --
                                                                               2013   1.003       1.019            --
                                                                               2012   0.811       1.003            --
                                                                               2011   0.875       0.811            --
                                                                               2010   0.768       0.875         1,147
                                                                               2009   0.581       0.768            --
                                                                               2008   1.014       0.581            --
                                                                               2007   1.216       1.014        60,280
                                                                               2006   1.003       1.216        34,117
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.366       2.460            --
                                                                               2013   1.871       2.366           925
                                                                               2012   1.556       1.871           993
                                                                               2011   1.715       1.556         4,779
                                                                               2010   1.596       1.715         4,740
                                                                               2009   1.138       1.596        48,101
                                                                               2008   2.000       1.138        61,842
                                                                               2007   1.565       2.000        63,316
                                                                               2006   1.532       1.565        69,085
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.453       2.751           827

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.377       2.199        51,946
                                                                            2013   1.856       2.377        52,664
                                                                            2012   1.464       1.856        49,727
                                                                            2011   1.738       1.464        59,472
                                                                            2010   1.521       1.738        58,088
                                                                            2009   0.999       1.521       147,125
                                                                            2008   1.722       0.999       154,804
                                                                            2007   1.774       1.722       152,304
                                                                            2006   1.615       1.774       125,236
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.892       2.025            --
                                                                            2013   1.427       1.892            --
                                                                            2012   1.230       1.427            --
                                                                            2011   1.274       1.230            --
                                                                            2010   1.133       1.274            --
                                                                            2009   0.911       1.133            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.298       1.394        51,217
                                                                            2013   1.018       1.298        52,554
                                                                            2012   0.906       1.018        55,100
                                                                            2011   0.961       0.906        73,888
                                                                            2010   0.782       0.961       177,521
                                                                            2009   0.631       0.782       250,826
                                                                            2008   1.052       0.631       278,321
                                                                            2007   1.068       1.052       287,555
                                                                            2006   1.002       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.091       2.216         3,312
                                                                            2013   1.520       2.091         3,318
                                                                            2012   1.310       1.520         1,232
                                                                            2011   1.349       1.310         1,239
                                                                            2010   1.089       1.349           753
                                                                            2009   0.829       1.089            --
                                                                            2008   1.379       0.829            --
                                                                            2007   1.264       1.379            --
                                                                            2006   1.278       1.264            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.840       1.886        24,383
                                                                            2013   1.410       1.840        24,811
                                                                            2012   1.246       1.410        25,189
                                                                            2011   1.415       1.246        25,618
                                                                            2010   1.209       1.415        12,030
                                                                            2009   0.956       1.209         1,955
                                                                            2008   1.306       0.956         1,957
                                                                            2007   1.347       1.306            --
                                                                            2006   1.268       1.347            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.903       0.891            --
                                                                            2008   1.233       0.903            --
                                                                            2007   1.184       1.233            --
                                                                            2006   1.124       1.184            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.880       1.935            --
                                                                            2013   1.775       1.880            --
                                                                            2012   1.602       1.775            --
                                                                            2011   1.560       1.602            --
                                                                            2010   1.408       1.560            --
                                                                            2009   1.048       1.408            --
                                                                            2008   1.312       1.048            --
                                                                            2007   1.254       1.312            --
                                                                            2006   1.201       1.254            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.813       0.771            --
                                                                            2008   1.448       0.813            --
                                                                            2007   1.321       1.448            --
                                                                            2006   1.342       1.321            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.211       1.246            --
                                                                            2013   0.955       1.211            --
                                                                            2012   0.836       0.955            --
                                                                            2011   0.980       0.836            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.299       1.294        38,621

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.001       1.299        45,353
                                                                               2012   0.867       1.001        68,830
                                                                               2011   0.973       0.867        85,078
                                                                               2010   0.828       0.973        90,639
                                                                               2009   0.669       0.828       301,892
                                                                               2008   0.974       0.669       316,896
                                                                               2007   1.025       0.974       346,054
                                                                               2006   1.003       1.025       335,357
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.424       2.225            --
                                                                               2013   2.600       2.424            --
                                                                               2012   2.229       2.600            --
                                                                               2011   2.791       2.229            --
                                                                               2010   2.298       2.791            --
                                                                               2009   1.387       2.298            --
                                                                               2008   3.176       1.387            --
                                                                               2007   2.529       3.176            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.264       2.091        73,803
                                                                               2008   2.769       1.264       154,882
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751            --
                                                                               2013   1.645       1.922            --
                                                                               2012   1.440       1.645           692
                                                                               2011   1.647       1.440           693
                                                                               2010   1.510       1.647           694
                                                                               2009   1.172       1.510           695
                                                                               2008   2.077       1.172           696
                                                                               2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.023       1.107            --
                                                                               2012   0.993       1.023            --
                                                                               2011   1.070       0.993            --
                                                                               2010   0.890       1.070           946
                                                                               2009   0.664       0.890            --
                                                                               2008   1.100       0.664            --
                                                                               2007   1.245       1.100            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.976       1.955            --
                                                                               2013   1.452       1.976            --
                                                                               2012   1.357       1.452            --
                                                                               2011   1.488       1.357            --
                                                                               2010   1.151       1.488            --
                                                                               2009   0.747       1.151            --
                                                                               2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.306       1.306       186,758
                                                                               2013   1.049       1.306       186,695
                                                                               2012   0.884       1.049       156,599
                                                                               2011   0.986       0.884       178,683
                                                                               2010   0.869       0.986       192,228
                                                                               2009   0.634       0.869       355,668
                                                                               2008   1.090       0.634       486,995
                                                                               2007   1.047       1.090       497,959
                                                                               2006   0.996       1.047       511,128
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.385       1.399       142,408
                                                                               2013   1.554       1.385       136,702
                                                                               2012   1.452       1.554       158,791
                                                                               2011   1.330       1.452       113,403
                                                                               2010   1.257       1.330       261,678
                                                                               2009   1.085       1.257       289,744
                                                                               2008   1.186       1.085       280,038
                                                                               2007   1.124       1.186       307,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.482       1.512       264,350
                                                                               2013   1.543       1.482       296,652
                                                                               2012   1.442       1.543       366,455
                                                                               2011   1.427       1.442       470,845
                                                                               2010   1.347       1.427       678,397
                                                                               2009   1.213       1.347     1,004,038
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.779       1.936            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.142       1.259            --
                                                                          2006   1.089       1.142            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.661       1.701       188,204
                                                                          2013   1.670       1.661       190,115
                                                                          2012   1.528       1.670       181,796
                                                                          2011   1.506       1.528       179,410
                                                                          2010   1.371       1.506       252,807
                                                                          2009   1.052       1.371       336,639
                                                                          2008   1.203       1.052       329,226
                                                                          2007   1.153       1.203       482,222
                                                                          2006   1.116       1.153       475,545
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.568       1.636            --
                                                                          2012   1.429       1.568            --
                                                                          2011   1.774       1.429            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.289       1.430            --
                                                                          2013   0.984       1.289            --
                                                                          2012   0.852       0.984            --
                                                                          2011   0.906       0.852            --
                                                                          2010   0.791       0.906            --
                                                                          2009   0.682       0.791            --
                                                                          2008   1.093       0.682            --
                                                                          2007   1.074       1.093            --
                                                                          2006   1.001       1.074            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        27,232
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589            --
                                                                          2006   1.438       1.518            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992            --
                                                                          2013   1.363       1.791            --
                                                                          2012   1.226       1.363            --
                                                                          2011   1.250       1.226            --
                                                                          2010   1.134       1.250            --
                                                                          2009   0.971       1.134            --
                                                                          2008   1.582       0.971            --
                                                                          2007   1.576       1.582            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.262       1.323            --
                                                                          2013   1.298       1.262            --
                                                                          2012   1.233       1.298            --
                                                                          2011   1.182       1.233            --
                                                                          2010   1.114       1.182            --
                                                                          2009   1.039       1.114            --
                                                                          2008   1.099       1.039            --
                                                                          2007   1.056       1.099            --
                                                                          2006   1.020       1.056            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.474       1.572         7,498
                                                                          2013   1.122       1.474         7,670
                                                                          2012   1.002       1.122         8,073
                                                                          2011   1.123       1.002         7,923
                                                                          2010   0.957       1.123        10,224
                                                                          2009   0.763       0.957         7,821
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.953       0.933        18,900
                                                                          2013   0.973       0.953        43,642
                                                                          2012   0.994       0.973        82,899
                                                                          2011   1.015       0.994       106,531
                                                                          2010   1.036       1.015       121,065
                                                                          2009   1.054       1.036       151,660
                                                                          2008   1.046       1.054        54,462
                                                                          2007   1.017       1.046         9,494
                                                                          2006   0.998       1.017            --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.737       0.727           --
                                                                        2008   1.259       0.737           --
                                                                        2007   1.334       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743           --
                                                                        2008   1.319       0.713        7,819
                                                                        2007   1.296       1.319        7,232
                                                                        2006   1.283       1.296        7,020
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242           --
                                                                        2012   0.998       1.130       25,887
                                                                        2011   1.087       0.998       29,651
                                                                        2010   0.970       1.087       31,179
                                                                        2009   0.814       0.970       32,795
                                                                        2008   1.362       0.814       38,386
                                                                        2007   1.337       1.362       37,443
                                                                        2006   1.308       1.337       45,657
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969        3,453
                                                                        2013   1.394       1.811        3,453
                                                                        2012   1.284       1.394        3,453
                                                                        2011   1.354       1.284        3,453
                                                                        2010   1.201       1.354        4,745
                                                                        2009   0.822       1.201        5,007
                                                                        2008   1.546       0.822        5,011
                                                                        2007   1.312       1.546        6,145
                                                                        2006   1.348       1.312        7,142
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.909       0.983           --
                                                                        2010   0.802       0.909           --
                                                                        2009   0.623       0.802           --
                                                                        2008   1.068       0.623           --
                                                                        2007   1.057       1.068           --
                                                                        2006   1.002       1.057           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.264       1.293           --
                                                                        2013   1.238       1.264           --
                                                                        2012   1.158       1.238           --
                                                                        2011   1.145       1.158           --
                                                                        2010   1.063       1.145           --
                                                                        2009   0.900       1.063           --
                                                                        2008   1.074       0.900           --
                                                                        2007   1.039       1.074           --
                                                                        2006   1.001       1.039           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.278       1.313           --
                                                                        2013   1.177       1.278           --
                                                                        2012   1.078       1.177           --
                                                                        2011   1.090       1.078           --
                                                                        2010   0.998       1.090           --
                                                                        2009   0.824       0.998           --
                                                                        2008   1.073       0.824           --
                                                                        2007   1.046       1.073           --
                                                                        2006   1.002       1.046           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.275       1.311       16,241
                                                                        2013   1.103       1.275           --
                                                                        2012   0.995       1.103           --
                                                                        2011   1.030       0.995           --
                                                                        2010   0.930       1.030           --
                                                                        2009   0.750       0.930           --
                                                                        2008   1.074       0.750           --
                                                                        2007   1.051       1.074           --
                                                                        2006   1.002       1.051           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.255       1.293       21,766
                                                                        2013   1.031       1.255           --
                                                                        2012   0.913       1.031           --
                                                                        2011   0.968       0.913           --
                                                                        2010   0.862       0.968           --
                                                                        2009   0.682       0.862           --
                                                                        2008   1.074       0.682           --
                                                                        2007   1.056       1.074       65,004
                                                                        2006   1.002       1.056       64,097
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.768       1.958       16,492

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.371       1.768         8,759
                                                                                   2012   1.213       1.371         8,759
                                                                                   2011   1.219       1.213         5,328
                                                                                   2010   1.087       1.219         5,382
                                                                                   2009   0.887       1.087         8,358
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.600       1.699       174,116
                                                                                   2013   1.376       1.600       156,170
                                                                                   2012   1.262       1.376       163,230
                                                                                   2011   1.261       1.262       131,684
                                                                                   2010   1.172       1.261       189,358
                                                                                   2009   1.011       1.172       290,963
                                                                                   2008   1.329       1.011       384,413
                                                                                   2007   1.303       1.329       436,817
                                                                                   2006   1.223       1.303       522,955
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.864       2.023         5,267
                                                                                   2013   1.403       1.864         5,501
                                                                                   2012   1.228       1.403         6,287
                                                                                   2011   1.244       1.228         6,452
                                                                                   2010   1.140       1.244        84,237
                                                                                   2009   0.963       1.140       152,921
                                                                                   2008   1.458       0.963       196,369
                                                                                   2007   1.384       1.458       199,040
                                                                                   2006   1.256       1.384       206,155
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.020       1.979            --
                                                                                   2013   1.623       2.020            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.386       1.353        40,253
                                                                                   2013   1.115       1.386        40,959
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.579       1.683            --
                                                                                   2013   1.162       1.579            --
                                                                                   2012   1.000       1.162            --
                                                                                   2011   1.035       1.000            --
                                                                                   2010   0.906       1.035            --
                                                                                   2009   0.647       0.906            --
                                                                                   2008   1.138       0.647            --
                                                                                   2007   1.065       1.138            --
                                                                                   2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.023       2.113            --
                                                                                   2013   1.433       2.023            --
                                                                                   2012   1.263       1.433            --
                                                                                   2011   1.271       1.263            --
                                                                                   2010   0.964       1.271            --
                                                                                   2009   0.710       0.964            --
                                                                                   2008   1.084       0.710            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
                                                                                   2006   1.078       1.142            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.152       1.161            --
                                                                                   2013   1.183       1.152            --
                                                                                   2012   1.167       1.183            --
                                                                                   2011   1.128       1.167            --
                                                                                   2010   1.087       1.128            --
                                                                                   2009   1.062       1.087            --
                                                                                   2008   1.087       1.062            --
                                                                                   2007   1.062       1.087            --
                                                                                   2006   1.030       1.062            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.484       1.607            --
                                                                                   2013   1.257       1.484            --
                                                                                   2012   1.142       1.257            --
                                                                                   2011   1.124       1.142            --
                                                                                   2010   1.046       1.124            --
                                                                                   2009   0.905       1.046            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.578       1.710            --
                                                                                   2013   1.206       1.578            --
                                                                                   2012   1.091       1.206            --
                                                                                   2011   1.161       1.091            --
                                                                                   2010   1.059       1.161            --
                                                                                   2009   0.819       1.059            --
                                                                                   2008   1.331       0.819            --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.991       0.998            --
                                                                                     2005   0.984       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.107       1.321            --
                                                                                     2005   1.069       1.107            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.099       1.120            --
                                                                                     2006   1.115       1.099       308,701
                                                                                     2005   1.115       1.115       222,028
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.173       1.210            --
                                                                                     2008   1.143       1.173       952,015
                                                                                     2007   1.073       1.143       930,897
                                                                                     2006   1.056       1.073       949,462
                                                                                     2005   1.052       1.056       830,620
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.463       1.356            --
                                                                                     2007   1.355       1.463            --
                                                                                     2006   1.246       1.355            --
                                                                                     2005   1.186       1.246            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.845       1.995            --
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839        13,289
                                                                                     2005   1.528       1.601        13,871
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.128       1.201            --
                                                                                     2005   1.148       1.128            --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.471       1.604            --
                                                                                     2005   1.336       1.471            --
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        45,518
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.184       1.212            --
                                                                                     2005   1.179       1.184            --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.280       1.323            --
                                                                                     2005   1.241       1.280            --
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247         1,666
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.106       1.174            --
                                                                                     2005   1.000       1.106            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.020            --
                                                                                     2005   1.000       1.017            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.087            --
                                                                                     2005   1.000       1.051            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.129            --
                                                                                     2005   1.000       1.084            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.047            --
                                                                                     2005   1.000       1.028            --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276         6,041
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       358,857
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.117       1.164       222,621
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.408       1.615            --
                                                                          2005   1.313       1.408        67,392
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.273       1.348            --
                                                                          2005   1.226       1.273        24,893
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.036       1.089            --
                                                                          2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.107       1.116            --
                                                                          2005   1.091       1.107       126,564
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.031       1.020            --
                                                                          2005   1.036       1.031            --
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.204       1.254            --
                                                                          2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.112       1.278            --
                                                                          2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268            --
                                                                          2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.070       1.030            --
                                                                          2005   1.047       1.070            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.506       1.612            --
                                                                          2013   1.296       1.506            --
                                                                          2012   1.196       1.296            --
                                                                          2011   1.221       1.196            --
                                                                          2010   1.112       1.221            --
                                                                          2009   0.924       1.112            --
                                                                          2008   1.262       0.924            --
                                                                          2007   1.162       1.262            --
                                                                          2006   1.102       1.162            --
                                                                          2005   1.078       1.102            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.910       0.881            --
                                                                          2008   1.447       0.910            --
                                                                          2007   1.513       1.447            --
                                                                          2006   1.332       1.513            --
                                                                          2005   1.306       1.332            --
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.780       0.798            --
                                                                          2008   1.400       0.780            --
                                                                          2007   1.271       1.400            --
                                                                          2006   1.216       1.271            --
                                                                          2005   1.151       1.216            --







                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.075       1.149            --
                                                                         2006   1.000       1.075        27,764
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.258       1.319            --
                                                                         2005   1.218       1.258        34,807
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.360       1.321            --
                                                                         2005   1.211       1.360     1,019,795
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.631       2.632     2,109,631

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   2.083       2.631      2,374,255
                                                                                      2012   1.738       2.083      2,908,219
                                                                                      2011   1.951       1.738      3,623,489
                                                                                      2010   1.786       1.951      4,986,734
                                                                                      2009   1.283       1.786      6,413,451
                                                                                      2008   2.131       1.283      7,866,718
                                                                                      2007   1.898       2.131     10,754,051
                                                                                      2006   1.612       1.898     11,666,294
                                                                                      2005   1.445       1.612     11,519,191
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.260       2.398      5,221,796
                                                                                      2013   1.776       2.260      6,229,276
                                                                                      2012   1.541       1.776      8,339,517
                                                                                      2011   1.647       1.541     10,103,779
                                                                                      2010   1.419       1.647     13,668,315
                                                                                      2009   1.041       1.419     17,279,131
                                                                                      2008   1.901       1.041     20,555,168
                                                                                      2007   1.730       1.901     27,639,345
                                                                                      2006   1.606       1.730     33,178,097
                                                                                      2005   1.413       1.606     36,084,575
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.986       2.148      6,272,467
                                                                                      2013   1.522       1.986      7,315,679
                                                                                      2012   1.325       1.522      9,140,503
                                                                                      2011   1.380       1.325     11,105,881
                                                                                      2010   1.267       1.380     14,427,417
                                                                                      2009   0.987       1.267     18,535,140
                                                                                      2008   1.625       0.987     22,490,492
                                                                                      2007   1.582       1.625     31,610,754
                                                                                      2006   1.404       1.582     38,914,252
                                                                                      2005   1.357       1.404     42,938,409
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.597       1.577             --
                                                                                      2005   1.382       1.597        322,897
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02).............................. 2007   2.716       2.840             --
                                                                                      2006   2.096       2.716             --
                                                                                      2005   1.676       2.096             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.773       2.300             --
                                                                                      2005   1.692       1.773      1,258,475
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.438       1.374             --
                                                                                      2007   1.373       1.438        298,656
                                                                                      2006   1.206       1.373        397,978
                                                                                      2005   1.181       1.206        391,653
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.249       1.177             --
                                                                                      2007   1.437       1.249        268,359
                                                                                      2006   1.416       1.437        313,175
                                                                                      2005   1.369       1.416        377,046
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.291       1.401             --
                                                                                      2005   1.199       1.291      1,017,734
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.289       1.433             --
                                                                                      2005   1.197       1.289      1,152,733
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.337       2.551        408,273
                                                                                      2013   1.825       2.337        518,416
                                                                                      2012   1.608       1.825        513,827
                                                                                      2011   1.691       1.608        450,337
                                                                                      2010   1.479       1.691        711,084
                                                                                      2009   1.117       1.479        835,808
                                                                                      2008   1.993       1.117        879,496
                                                                                      2007   1.738       1.993      1,772,730
                                                                                      2006   1.595       1.738      2,182,747
                                                                                      2005   1.398       1.595      2,061,509
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.132       2.306            102

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.577       2.132          2,851
                                                                            2012   1.319       1.577          2,858
                                                                            2011   1.388       1.319          3,797
                                                                            2010   1.203       1.388          3,808
                                                                            2009   0.906       1.203          3,821
                                                                            2008   1.580       0.906         11,037
                                                                            2007   1.514       1.580         39,535
                                                                            2006   1.361       1.514         74,317
                                                                            2005   1.153       1.361        130,669
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................. 2014   3.057       3.169      1,253,278
                                                                            2013   2.301       3.057      1,469,619
                                                                            2012   2.054       2.301      2,000,106
                                                                            2011   2.357       2.054      2,481,940
                                                                            2010   1.875       2.357      2,974,640
                                                                            2009   1.372       1.875      3,621,278
                                                                            2008   2.324       1.372      4,092,654
                                                                            2007   2.061       2.324      5,936,210
                                                                            2006   1.875       2.061      7,374,141
                                                                            2005   1.625       1.875      7,786,802
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.448       1.676             --
                                                                            2005   1.340       1.448     10,316,308
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.450       3.132             --
                                                                            2007   2.740       3.450      2,318,232
                                                                            2006   2.188       2.740      2,629,984
                                                                            2005   1.756       2.188      2,655,308
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   2.150       1.868      1,452,984
                                                                            2013   1.788       2.150      1,758,127
                                                                            2012   1.547       1.788      2,121,605
                                                                            2011   1.771       1.547      2,765,424
                                                                            2010   1.671       1.771      3,526,188
                                                                            2009   1.247       1.671      4,419,728
                                                                            2008   2.139       1.247      5,349,549
                                                                            2007   1.895       2.139      7,187,435
                                                                            2006   1.596       1.895      8,555,322
                                                                            2005   1.481       1.596      8,963,221
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)............ 2006   1.524       1.815             --
                                                                            2005   1.431       1.524      2,988,510
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.054       1.075             --
                                                                            2005   1.064       1.054        144,872
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)................... 2006   1.232       1.270             --
                                                                            2005   1.170       1.232      1,000,058
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)....... 2010   1.578       1.596             --
                                                                            2009   1.284       1.578          7,976
                                                                            2008   1.850       1.284          8,431
                                                                            2007   1.555       1.850          9,040
                                                                            2006   1.496       1.555         23,329
                                                                            2005   1.362       1.496         28,557
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)............ 2008   1.541       1.449             --
                                                                            2007   1.441       1.541         65,551
                                                                            2006   1.250       1.441         89,928
                                                                            2005   1.211       1.250        138,407
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).......... 2011   1.860       1.986             --
                                                                            2010   1.529       1.860         23,191
                                                                            2009   0.997       1.529         26,563
                                                                            2008   1.819       0.997         37,835
                                                                            2007   1.529       1.819         41,665
                                                                            2006   1.450       1.529         51,633
                                                                            2005   1.330       1.450         70,170
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.517       1.693             --
                                                                            2005   1.492       1.517      1,705,579
Legg Mason Partners Variable Equity Trust

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.439       2.871      2,969,882
                                                                                  2013   1.688       2.439      3,298,705
                                                                                  2012   1.454       1.688      4,168,688
                                                                                  2011   1.452       1.454      4,914,155
                                                                                  2010   1.188       1.452      6,166,759
                                                                                  2009   0.903       1.188      8,161,893
                                                                                  2008   1.549       0.903     10,087,557
                                                                                  2007   1.614       1.549     16,790,158
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.912       1.918             --
                                                                                  2013   1.479       1.912      3,087,281
                                                                                  2012   1.316       1.479      3,953,363
                                                                                  2011   1.435       1.316      4,586,735
                                                                                  2010   1.258       1.435      5,920,810
                                                                                  2009   0.995       1.258      7,664,544
                                                                                  2008   1.605       0.995      9,528,019
                                                                                  2007   1.683       1.605     14,736,423
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.017       2.189      2,655,519
                                                                                  2013   1.587       2.017      2,922,153
                                                                                  2012   1.400       1.587      3,507,067
                                                                                  2011   1.395       1.400      4,165,951
                                                                                  2010   1.267       1.395      5,356,127
                                                                                  2009   1.061       1.267      6,445,462
                                                                                  2008   1.535       1.061      5,061,103
                                                                                  2007   1.490       1.535      7,070,990
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.049       2.283      1,034,048
                                                                                  2013   1.520       2.049      1,199,808
                                                                                  2012   1.292       1.520      1,473,954
                                                                                  2011   1.330       1.292      1,735,140
                                                                                  2010   1.238       1.330      2,377,329
                                                                                  2009   0.890       1.238      2,957,488
                                                                                  2008   1.451       0.890      3,692,461
                                                                                  2007   1.455       1.451      5,938,566
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   2.031       2.219        509,597
                                                                                  2013   1.570       2.031        609,861
                                                                                  2012   1.378       1.570        688,562
                                                                                  2011   1.343       1.378        757,147
                                                                                  2010   1.255       1.343        922,961
                                                                                  2009   1.031       1.255      1,458,721
                                                                                  2008   1.637       1.031      1,626,807
                                                                                  2007   1.612       1.637      2,279,472
                                                                                  2006   1.394       1.612      2,883,317
                                                                                  2005   1.338       1.394      4,364,648
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   3.186       3.242        422,881
                                                                                  2013   2.216       3.186        463,496
                                                                                  2012   1.898       2.216        551,723
                                                                                  2011   1.914       1.898        646,866
                                                                                  2010   1.564       1.914        821,246
                                                                                  2009   1.120       1.564      1,026,312
                                                                                  2008   1.933       1.120      1,247,935
                                                                                  2007   1.797       1.933      2,148,030
                                                                                  2006   1.630       1.797      1,742,629
                                                                                  2005   1.589       1.630      2,997,641
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.936       0.909             --
                                                                                  2008   1.532       0.936      3,118,573
                                                                                  2007   1.493       1.532      4,272,623
                                                                                  2006   1.327       1.493      4,956,784
                                                                                  2005   1.302       1.327      5,893,196
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.940       0.927          8,092
                                                                                  2010   0.881       0.940      1,519,930
                                                                                  2009   0.767       0.881      1,754,680
                                                                                  2008   0.995       0.767      2,110,862
                                                                                  2007   1.005       0.995      3,178,256
                                                                                  2006   0.987       1.005      4,151,183
                                                                                  2005   0.986       0.987      4,447,365
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 2007   1.624       1.700             --

                         PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT      NUMBER OF
                                                                                    VALUE      VALUE       UNITS
                                                                                      AT        AT      OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ---------------
                                                                          2006   1.406       1.624       4,564,455
                                                                          2005   1.382       1.406       5,575,091
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)..................... 2007   1.399       1.454             --
                                                                          2006   1.373       1.399        221,919
                                                                          2005   1.334       1.373        240,936
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)................... 2007   1.619       1.672             --
                                                                          2006   1.491       1.619        410,208
                                                                          2005   1.387       1.491        570,991
 LMPVPII Growth and Income Subaccount (Class I) (1/00)................... 2007   1.453       1.514             --
                                                                          2006   1.322       1.453         68,458
                                                                          2005   1.304       1.322         76,362
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.578       1.636             --
                                                                          2006   1.376       1.578       5,723,532
                                                                          2005   1.363       1.376       6,713,637
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.764       1.940               (2)
                                                                          2006   1.608       1.764       6,279,204
                                                                          2005   1.519       1.608       7,890,703
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.089       1.121             --
                                                                          2005   1.072       1.089        139,374
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.713       1.648             --
                                                                          2007   1.652       1.713        180,514
                                                                          2006   1.743       1.652        228,846
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.099       2.125        289,565
                                                                          2013   1.954       2.099        315,553
                                                                          2012   1.709       1.954        340,746
                                                                          2011   1.703       1.709        365,532
                                                                          2010   1.499       1.703        453,313
                                                                          2009   1.040       1.499        523,878
                                                                          2008   1.402       1.040        629,813
                                                                          2007   1.395       1.402        858,402
                                                                          2006   1.330       1.395        881,687
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120        709,073
                                                                          2013   0.993       1.008        771,996
                                                                          2012   0.804       0.993        910,600
                                                                          2011   0.869       0.804       1,058,335
                                                                          2010   0.764       0.869       1,232,713
                                                                          2009   0.578       0.764       1,398,607
                                                                          2008   1.012       0.578       1,564,673
                                                                          2007   1.215       1.012       2,057,759
                                                                          2006   1.003       1.215       2,727,553
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.408       2.503             --
                                                                          2013   1.908       2.408        443,457
                                                                          2012   1.589       1.908        480,579
                                                                          2011   1.753       1.589        508,715
                                                                          2010   1.635       1.753        704,760
                                                                          2009   1.167       1.635        802,041
                                                                          2008   2.054       1.167        711,694
                                                                          2007   1.610       2.054        528,860
                                                                          2006   1.577       1.610        271,642
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.495       2.796        349,241
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.545       2.351        804,462
                                                                          2013   1.990       2.545        852,973
                                                                          2012   1.572       1.990        963,309
                                                                          2011   1.869       1.572       1,238,865
                                                                          2010   1.638       1.869       1,641,906
                                                                          2009   1.078       1.638       1,833,231
                                                                          2008   1.860       1.078       2,035,846
                                                                          2007   1.919       1.860       2,922,567
                                                                          2006   1.749       1.919       3,087,346
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.044       2.184        352,493

                         PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.544       2.044       254,950
                                                                              2012   1.332       1.544       445,786
                                                                              2011   1.383       1.332       530,635
                                                                              2010   1.231       1.383       652,706
                                                                              2009   0.991       1.231       741,888
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.283       1.376     1,596,959
                                                                              2013   1.007       1.283     1,770,668
                                                                              2012   0.898       1.007     2,237,357
                                                                              2011   0.954       0.898     2,718,048
                                                                              2010   0.777       0.954     3,501,813
                                                                              2009   0.628       0.777     4,589,109
                                                                              2008   1.050       0.628     5,888,411
                                                                              2007   1.067       1.050     8,579,406
                                                                              2006   1.002       1.067       177,197
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.065       2.184       139,973
                                                                              2013   1.502       2.065       135,235
                                                                              2012   1.297       1.502       135,998
                                                                              2011   1.338       1.297        87,293
                                                                              2010   1.082       1.338        91,104
                                                                              2009   0.824       1.082       121,676
                                                                              2008   1.373       0.824       113,345
                                                                              2007   1.261       1.373        27,260
                                                                              2006   1.276       1.261        25,651
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.817       1.859       216,269
                                                                              2013   1.394       1.817       236,489
                                                                              2012   1.233       1.394       252,478
                                                                              2011   1.403       1.233       272,080
                                                                              2010   1.201       1.403       329,660
                                                                              2009   0.951       1.201       301,313
                                                                              2008   1.301       0.951       170,775
                                                                              2007   1.344       1.301       254,616
                                                                              2006   1.266       1.344       164,483
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.896       0.885            --
                                                                              2008   1.226       0.896       106,858
                                                                              2007   1.179       1.226       101,276
                                                                              2006   1.121       1.179        65,479
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   2.063       2.120       285,997
                                                                              2013   1.951       2.063       320,764
                                                                              2012   1.763       1.951       647,760
                                                                              2011   1.720       1.763       731,987
                                                                              2010   1.554       1.720       923,603
                                                                              2009   1.159       1.554     1,036,281
                                                                              2008   1.453       1.159     1,205,645
                                                                              2007   1.391       1.453     1,770,880
                                                                              2006   1.333       1.391     2,140,686
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.868       0.823            --
                                                                              2008   1.548       0.868       493,398
                                                                              2007   1.414       1.548       649,173
                                                                              2006   1.438       1.414       891,373
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.197       1.230       112,488
                                                                              2013   0.946       1.197       105,789
                                                                              2012   0.829       0.946       125,825
                                                                              2011   0.973       0.829       140,448
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.284       1.277     1,430,850
                                                                              2013   0.991       1.284     1,608,924
                                                                              2012   0.860       0.991     2,041,931
                                                                              2011   0.966       0.860     2,770,009
                                                                              2010   0.824       0.966     3,369,627
                                                                              2009   0.666       0.824     4,263,190
                                                                              2008   0.971       0.666     5,051,965
                                                                              2007   1.024       0.971     7,273,283
                                                                              2006   1.003       1.024     4,452,368
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.677       2.455        11,868

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.876       2.677         11,656
                                                                               2012   2.470       2.876         14,508
                                                                               2011   3.097       2.470         15,002
                                                                               2010   2.554       3.097         18,745
                                                                               2009   1.544       2.554         33,958
                                                                               2008   3.540       1.544          3,447
                                                                               2007   2.822       3.540             --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.430       2.363      1,709,390
                                                                               2008   3.136       1.430      1,937,905
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.004       1.823        214,577
                                                                               2013   1.719       2.004        297,386
                                                                               2012   1.506       1.719        340,659
                                                                               2011   1.725       1.506        384,445
                                                                               2010   1.584       1.725        448,603
                                                                               2009   1.231       1.584        565,386
                                                                               2008   2.185       1.231        641,597
                                                                               2007   2.090       2.185        906,287
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.012       1.094             --
                                                                               2012   0.983       1.012        178,934
                                                                               2011   1.061       0.983        226,710
                                                                               2010   0.884       1.061        234,471
                                                                               2009   0.661       0.884        256,718
                                                                               2008   1.095       0.661        255,652
                                                                               2007   1.242       1.095        123,065
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.138       2.112          5,784
                                                                               2013   1.573       2.138          6,097
                                                                               2012   1.472       1.573          6,376
                                                                               2011   1.618       1.472          6,701
                                                                               2010   1.252       1.618          7,048
                                                                               2009   0.815       1.252          7,350
                                                                               2008   1.474       0.815          7,618
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.291       1.289      3,589,675
                                                                               2013   1.039       1.291      4,141,164
                                                                               2012   0.877       1.039      1,727,924
                                                                               2011   0.979       0.877      2,019,294
                                                                               2010   0.864       0.979      2,707,008
                                                                               2009   0.632       0.864      3,685,845
                                                                               2008   1.087       0.632      4,873,943
                                                                               2007   1.046       1.087      5,943,469
                                                                               2006   0.996       1.046      6,869,926
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.360       1.372      1,802,318
                                                                               2013   1.528       1.360      2,216,448
                                                                               2012   1.429       1.528      2,695,324
                                                                               2011   1.311       1.429      3,162,840
                                                                               2010   1.242       1.311      3,417,038
                                                                               2009   1.073       1.242      4,124,179
                                                                               2008   1.175       1.073      5,381,602
                                                                               2007   1.115       1.175      7,087,828
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.480       1.508      6,365,535
                                                                               2013   1.544       1.480      7,216,702
                                                                               2012   1.445       1.544      9,085,112
                                                                               2011   1.432       1.445     10,320,334
                                                                               2010   1.354       1.432     12,806,044
                                                                               2009   1.221       1.354     17,267,374
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.882       2.045        178,265
                                                                               2013   1.446       1.882        197,920
                                                                               2012   1.338       1.446        295,512
                                                                               2011   1.433       1.338        350,564
                                                                               2010   1.261       1.433        463,283
                                                                               2009   1.041       1.261        465,030
                                                                               2008   1.585       1.041        508,681
                                                                               2007   1.544       1.585        656,154
                                                                               2006   1.443       1.544        778,029
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.140       1.256             --
                                                                               2006   1.088       1.140         59,218
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.637       1.674        919,390

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.648       1.637       952,703
                                                                          2012   1.511       1.648     1,024,007
                                                                          2011   1.491       1.511     1,247,275
                                                                          2010   1.359       1.491     1,561,303
                                                                          2009   1.044       1.359     1,962,628
                                                                          2008   1.197       1.044     2,928,208
                                                                          2007   1.148       1.197     4,244,491
                                                                          2006   1.113       1.148     4,027,463
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.745       1.820            --
                                                                          2012   1.592       1.745        23,461
                                                                          2011   1.978       1.592        23,152
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.275       1.412       794,852
                                                                          2013   0.974       1.275       894,283
                                                                          2012   0.845       0.974     1,164,139
                                                                          2011   0.900       0.845     1,348,026
                                                                          2010   0.787       0.900     1,727,893
                                                                          2009   0.680       0.787     2,114,384
                                                                          2008   1.091       0.680     2,607,065
                                                                          2007   1.073       1.091     3,491,053
                                                                          2006   1.001       1.073     2,072,174
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.920       2.086     2,684,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.599       1.673            --
                                                                          2006   1.516       1.599       572,347
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.867       2.074       148,286
                                                                          2013   1.423       1.867       192,825
                                                                          2012   1.282       1.423       162,185
                                                                          2011   1.309       1.282       195,760
                                                                          2010   1.189       1.309       275,275
                                                                          2009   1.020       1.189       314,548
                                                                          2008   1.664       1.020       329,358
                                                                          2007   1.659       1.664       504,219
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.287       1.348       339,532
                                                                          2013   1.327       1.287       401,813
                                                                          2012   1.262       1.327       474,187
                                                                          2011   1.211       1.262       462,311
                                                                          2010   1.143       1.211       599,358
                                                                          2009   1.068       1.143       726,040
                                                                          2008   1.131       1.068       768,685
                                                                          2007   1.089       1.131     1,228,697
                                                                          2006   1.052       1.089       378,941
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.523       1.622       593,503
                                                                          2013   1.161       1.523       715,922
                                                                          2012   1.038       1.161       929,682
                                                                          2011   1.166       1.038     1,097,516
                                                                          2010   0.995       1.166     1,391,366
                                                                          2009   0.794       0.995     1,545,775
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.930       0.909       999,554
                                                                          2013   0.951       0.930     1,381,910
                                                                          2012   0.973       0.951     1,614,380
                                                                          2011   0.995       0.973     1,541,278
                                                                          2010   1.017       0.995     1,155,191
                                                                          2009   1.036       1.017     1,479,930
                                                                          2008   1.030       1.036     3,193,590
                                                                          2007   1.003       1.030     2,139,292
                                                                          2006   0.985       1.003     1,121,418
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.769       0.758            --
                                                                          2008   1.315       0.769       149,674
                                                                          2007   1.396       1.315       207,446
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.742       0.773            --
                                                                          2008   1.375       0.742     1,185,675
                                                                          2007   1.353       1.375     1,649,269
                                                                          2006   1.341       1.353     1,916,151
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.210       1.329            --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.070       1.210     1,358,654
                                                                       2011   1.167       1.070     1,651,404
                                                                       2010   1.043       1.167     2,039,858
                                                                       2009   0.877       1.043     2,600,613
                                                                       2008   1.470       0.877     3,265,721
                                                                       2007   1.445       1.470     4,648,555
                                                                       2006   1.414       1.445     5,773,243
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.057       2.234       261,027
                                                                       2013   1.586       2.057       308,607
                                                                       2012   1.463       1.586       342,415
                                                                       2011   1.545       1.463       448,847
                                                                       2010   1.372       1.545       590,023
                                                                       2009   0.940       1.372       704,958
                                                                       2008   1.773       0.940       776,099
                                                                       2007   1.506       1.773       917,872
                                                                       2006   1.549       1.506     1,178,119
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.902       0.976            --
                                                                       2010   0.798       0.902       297,490
                                                                       2009   0.621       0.798       286,201
                                                                       2008   1.066       0.621       226,154
                                                                       2007   1.056       1.066       368,278
                                                                       2006   1.002       1.056       435,071
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.250       1.277       986,049
                                                                       2013   1.226       1.250     1,182,336
                                                                       2012   1.148       1.226     1,243,426
                                                                       2011   1.137       1.148     1,290,673
                                                                       2010   1.057       1.137     1,207,954
                                                                       2009   0.897       1.057     1,315,103
                                                                       2008   1.071       0.897     1,528,827
                                                                       2007   1.038       1.071     2,114,666
                                                                       2006   1.001       1.038       548,068
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.264       1.296       404,018
                                                                       2013   1.165       1.264       431,199
                                                                       2012   1.069       1.165       619,572
                                                                       2011   1.082       1.069       607,283
                                                                       2010   0.992       1.082       868,124
                                                                       2009   0.821       0.992     1,407,477
                                                                       2008   1.070       0.821     1,581,657
                                                                       2007   1.045       1.070     1,388,717
                                                                       2006   1.002       1.045       313,622
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.260       1.294     2,998,911
                                                                       2013   1.092       1.260     3,237,855
                                                                       2012   0.987       1.092     2,961,941
                                                                       2011   1.023       0.987     3,019,882
                                                                       2010   0.925       1.023     2,716,307
                                                                       2009   0.747       0.925     3,354,196
                                                                       2008   1.071       0.747     2,842,066
                                                                       2007   1.050       1.071     2,899,623
                                                                       2006   1.002       1.050     2,266,006
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.241       1.276       562,198
                                                                       2013   1.021       1.241       426,568
                                                                       2012   0.905       1.021       482,007
                                                                       2011   0.962       0.905       537,056
                                                                       2010   0.857       0.962       664,175
                                                                       2009   0.679       0.857     1,135,940
                                                                       2008   1.071       0.679     1,646,865
                                                                       2007   1.055       1.071     2,215,565
                                                                       2006   1.002       1.055     1,236,910
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.862       2.059     1,272,100
                                                                       2013   1.446       1.862     1,372,052
                                                                       2012   1.281       1.446     1,706,244
                                                                       2011   1.289       1.281     1,855,823
                                                                       2010   1.152       1.289     2,122,655
                                                                       2009   0.940       1.152     2,484,256
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.641       1.740     4,363,938

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.413       1.641      5,305,897
                                                                                   2012   1.298       1.413      6,212,925
                                                                                   2011   1.299       1.298      7,077,571
                                                                                   2010   1.209       1.299      9,316,180
                                                                                   2009   1.045       1.209     11,175,573
                                                                                   2008   1.376       1.045     13,798,968
                                                                                   2007   1.351       1.376     19,480,847
                                                                                   2006   1.269       1.351     22,904,968
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.838       1.991      1,268,271
                                                                                   2013   1.385       1.838      1,406,141
                                                                                   2012   1.214       1.385        540,188
                                                                                   2011   1.231       1.214        568,837
                                                                                   2010   1.130       1.231        822,053
                                                                                   2009   0.957       1.130      1,034,078
                                                                                   2008   1.450       0.957      1,232,671
                                                                                   2007   1.378       1.450      1,540,094
                                                                                   2006   1.252       1.378      1,650,937
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.170       2.122         29,205
                                                                                   2013   1.745       2.170         29,563
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.368       1.333        120,000
                                                                                   2013   1.102       1.368        130,113
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.561       1.661        191,753
                                                                                   2013   1.150       1.561        218,809
                                                                                   2012   0.992       1.150        210,756
                                                                                   2011   1.028       0.992        255,882
                                                                                   2010   0.901       1.028        539,899
                                                                                   2009   0.644       0.901        650,089
                                                                                   2008   1.136       0.644        914,220
                                                                                   2007   1.064       1.136      1,241,790
                                                                                   2006   0.998       1.064      1,510,335
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.182       2.275         44,953
                                                                                   2013   1.548       2.182         47,830
                                                                                   2012   1.366       1.548         71,352
                                                                                   2011   1.377       1.366        111,744
                                                                                   2010   1.046       1.377        130,908
                                                                                   2009   0.772       1.046        177,556
                                                                                   2008   1.179       0.772        216,413
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.137       1.178             --
                                                                                   2006   1.075       1.137        187,465
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.135       1.143         20,888
                                                                                   2013   1.168       1.135         22,816
                                                                                   2012   1.154       1.168         39,367
                                                                                   2011   1.117       1.154         58,200
                                                                                   2010   1.078       1.117         45,355
                                                                                   2009   1.055       1.078        164,292
                                                                                   2008   1.081       1.055         75,812
                                                                                   2007   1.058       1.081         49,091
                                                                                   2006   1.027       1.058         57,884
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.463       1.581         65,116
                                                                                   2013   1.240       1.463         39,331
                                                                                   2012   1.129       1.240         43,159
                                                                                   2011   1.112       1.129         55,710
                                                                                   2010   1.038       1.112         71,441
                                                                                   2009   0.898       1.038         85,678
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.608       1.740        164,861
                                                                                   2013   1.230       1.608        182,659
                                                                                   2012   1.115       1.230        194,387
                                                                                   2011   1.188       1.115        219,866
                                                                                   2010   1.085       1.188        243,801
                                                                                   2009   0.841       1.085        258,420
                                                                                   2008   1.368       0.841        294,964
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.978       0.985             --
                                                                                   2005   0.973       0.978        913,662
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.104       1.317             --

                              PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                UNIT      UNIT      NUMBER OF
                                                                                               VALUE      VALUE       UNITS
                                                                                                 AT        AT      OUTSTANDING
                                                                                             BEGINNING   END OF         AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ---------------
                                                                                     2005   1.068       1.104         57,587
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.091       1.110             --
                                                                                     2006   1.108       1.091      7,839,426
                                                                                     2005   1.110       1.108      9,371,512
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.181       1.217               (4)
                                                                                     2008   1.152       1.181      18,493,972
                                                                                     2007   1.084       1.152      26,032,668
                                                                                     2006   1.067       1.084      29,856,229
                                                                                     2005   1.066       1.067      34,623,246
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.598       1.479             --
                                                                                     2007   1.481       1.598          8,129
                                                                                     2006   1.364       1.481         23,399
                                                                                     2005   1.301       1.364         23,720
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.945       2.101             --
                                                                                     2006   1.557       1.945      1,116,025
                                                                                     2005   1.420       1.557      1,188,809
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   2.117       2.256             --
                                                                                     2006   1.846       2.117      2,003,677
                                                                                     2005   1.764       1.846      2,343,611
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.353       1.438             --
                                                                                     2005   1.273       1.353        960,104
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.253       1.333             --
                                                                                     2005   1.277       1.253      2,470,437
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.599       1.743             --
                                                                                     2005   1.455       1.599        259,579
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.349       1.414             --
                                                                                     2005   1.320       1.349      6,852,978
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.300       1.330             --
                                                                                     2005   1.296       1.300      1,087,695
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.358       1.403             --
                                                                                     2005   1.318       1.358        165,941
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.304       1.341             --
                                                                                     2005   1.227       1.304      1,419,278
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.173             --
                                                                                     2005   1.000       1.105        155,703
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.018             --
                                                                                     2005   1.000       1.017        137,148
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.086             --
                                                                                     2005   1.000       1.050      1,186,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127             --
                                                                                     2005   1.000       1.083        579,581
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.045             --
                                                                                     2005   1.000       1.028          8,861
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.431       1.516             --
                                                                                     2005   1.306       1.431        722,175
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.467       1.549             --
                                                                                     2005   1.456       1.467      1,317,158
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.232       1.269             --
                                                                                     2005   1.224       1.232      26,866,522
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.252             --
                                                                                     2005   1.116       1.162      1,340,888
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.526       1.749             --
                                                                                     2005   1.425       1.526      3,318,807
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.363       1.443             --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.315       1.363       927,158
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.036       1.088            --
                                                                          2005   1.000       1.036        44,982
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.104       1.113            --
                                                                          2005   1.089       1.104     3,506,464
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.064       1.052            --
                                                                          2005   1.071       1.064     1,139,958
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.351       1.407            --
                                                                          2005   1.354       1.351       931,184
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.111       1.276            --
                                                                          2005   1.000       1.111        20,532
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.266            --
                                                                          2005   1.000       1.106         4,691
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.027            --
                                                                          2005   1.046       1.068        53,294
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.485       1.587        60,747
                                                                          2013   1.279       1.485        60,996
                                                                          2012   1.182       1.279        61,224
                                                                          2011   1.209       1.182        61,224
                                                                          2010   1.102       1.209        61,224
                                                                          2009   0.918       1.102        61,224
                                                                          2008   1.255       0.918        61,224
                                                                          2007   1.158       1.255        61,224
                                                                          2006   1.099       1.158        61,224
                                                                          2005   1.077       1.099        44,664
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.990       0.958            --
                                                                          2008   1.578       0.990     1,007,476
                                                                          2007   1.652       1.578     1,442,269
                                                                          2006   1.456       1.652     1,904,003
                                                                          2005   1.431       1.456     2,281,096
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.812       0.830            --
                                                                          2008   1.459       0.812        17,242
                                                                          2007   1.327       1.459        22,200
                                                                          2006   1.271       1.327        30,854
                                                                          2005   1.205       1.271        38,060







                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.075       1.148    --
                                                                         2006   1.000       1.075    --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.039       1.089    --
                                                                         2005   1.000       1.039    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.155       1.121    --
                                                                         2005   1.000       1.155    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.815       1.815    --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.438       1.815           --
                                                                                      2012   1.200       1.438           --
                                                                                      2011   1.348       1.200           --
                                                                                      2010   1.234       1.348           --
                                                                                      2009   0.888       1.234           --
                                                                                      2008   1.474       0.888           --
                                                                                      2007   1.314       1.474       12,281
                                                                                      2006   1.116       1.314       12,281
                                                                                      2005   1.000       1.116       12,281
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   1.602       1.699        3,106
                                                                                      2013   1.260       1.602        3,106
                                                                                      2012   1.094       1.260           --
                                                                                      2011   1.169       1.094       11,675
                                                                                      2010   1.008       1.169       11,675
                                                                                      2009   0.740       1.008       11,675
                                                                                      2008   1.351       0.740       11,675
                                                                                      2007   1.231       1.351       23,940
                                                                                      2006   1.143       1.231       24,649
                                                                                      2005   1.000       1.143       20,595
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.463       1.582           --
                                                                                      2013   1.121       1.463           --
                                                                                      2012   0.977       1.121           --
                                                                                      2011   1.018       0.977           --
                                                                                      2010   0.935       1.018           --
                                                                                      2009   0.729       0.935           --
                                                                                      2008   1.200       0.729           --
                                                                                      2007   1.169       1.200       28,572
                                                                                      2006   1.039       1.169       28,572
                                                                                      2005   1.000       1.039       28,572
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.165       1.150           --
                                                                                      2005   1.000       1.165           --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02).............................. 2007   1.578       1.649           --
                                                                                      2006   1.218       1.578           --
                                                                                      2005   1.000       1.218           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.083       1.404           --
                                                                                      2005   1.000       1.083       14,479
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.199       1.145           --
                                                                                      2007   1.145       1.199           --
                                                                                      2006   1.006       1.145           --
                                                                                      2005   1.000       1.006           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   0.932       0.878           --
                                                                                      2007   1.072       0.932           --
                                                                                      2006   1.057       1.072           --
                                                                                      2005   1.000       1.057           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.076       1.168           --
                                                                                      2005   1.000       1.076           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.102       1.226           --
                                                                                      2005   1.000       1.102           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   1.649       1.799           --
                                                                                      2013   1.288       1.649           --
                                                                                      2012   1.135       1.288           --
                                                                                      2011   1.195       1.135           --
                                                                                      2010   1.046       1.195           --
                                                                                      2009   0.790       1.046           --
                                                                                      2008   1.411       0.790           --
                                                                                      2007   1.231       1.411       11,767
                                                                                      2006   1.130       1.231       12,991
                                                                                      2005   1.000       1.130       12,773
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.835       1.985           --

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.358       1.835           --
                                                                            2012   1.137       1.358           --
                                                                            2011   1.197       1.137           --
                                                                            2010   1.038       1.197           --
                                                                            2009   0.782       1.038           --
                                                                            2008   1.364       0.782           --
                                                                            2007   1.308       1.364           --
                                                                            2006   1.176       1.308           --
                                                                            2005   1.000       1.176           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................. 2014   1.847       1.914           --
                                                                            2013   1.391       1.847           --
                                                                            2012   1.243       1.391           --
                                                                            2011   1.426       1.243           --
                                                                            2010   1.135       1.426           --
                                                                            2009   0.831       1.135           --
                                                                            2008   1.408       0.831           --
                                                                            2007   1.250       1.408           --
                                                                            2006   1.138       1.250           --
                                                                            2005   1.000       1.138           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.079       1.248           --
                                                                            2005   1.000       1.079       20,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   1.902       1.726           --
                                                                            2007   1.511       1.902           --
                                                                            2006   1.207       1.511           --
                                                                            2005   1.000       1.207           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   1.437       1.248           --
                                                                            2013   1.196       1.437           --
                                                                            2012   1.035       1.196           --
                                                                            2011   1.185       1.035           --
                                                                            2010   1.119       1.185       41,008
                                                                            2009   0.835       1.119       49,685
                                                                            2008   1.434       0.835       49,685
                                                                            2007   1.271       1.434       69,967
                                                                            2006   1.071       1.271       51,622
                                                                            2005   1.000       1.071       21,549
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)............ 2006   1.061       1.263           --
                                                                            2005   1.000       1.061           --
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   0.986       1.006           --
                                                                            2005   1.000       0.986           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)................... 2006   1.058       1.090           --
                                                                            2005   1.000       1.058           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)....... 2010   1.189       1.203           --
                                                                            2009   0.968       1.189           --
                                                                            2008   1.396       0.968           --
                                                                            2007   1.174       1.396           --
                                                                            2006   1.130       1.174           --
                                                                            2005   1.000       1.130           --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)............ 2008   1.280       1.203           --
                                                                            2007   1.198       1.280           --
                                                                            2006   1.039       1.198           --
                                                                            2005   1.000       1.039           --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).......... 2011   1.435       1.532           --
                                                                            2010   1.180       1.435           --
                                                                            2009   0.770       1.180           --
                                                                            2008   1.406       0.770           --
                                                                            2007   1.182       1.406           --
                                                                            2006   1.122       1.182           --
                                                                            2005   1.000       1.122           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.028       1.147           --
                                                                            2005   1.000       1.028           --
Legg Mason Partners Variable Equity Trust

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.832       2.156           --
                                                                                  2013   1.269       1.832           --
                                                                                  2012   1.094       1.269           --
                                                                                  2011   1.092       1.094           --
                                                                                  2010   0.894       1.092           --
                                                                                  2009   0.680       0.894           --
                                                                                  2008   1.167       0.680           --
                                                                                  2007   1.216       1.167           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.393       1.397           --
                                                                                  2013   1.078       1.393           --
                                                                                  2012   0.960       1.078           --
                                                                                  2011   1.047       0.960           --
                                                                                  2010   0.919       1.047       22,877
                                                                                  2009   0.727       0.919       50,638
                                                                                  2008   1.173       0.727       50,638
                                                                                  2007   1.230       1.173       50,638
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.576       1.710           --
                                                                                  2013   1.241       1.576           --
                                                                                  2012   1.095       1.241           --
                                                                                  2011   1.092       1.095           --
                                                                                  2010   0.992       1.092           --
                                                                                  2009   0.831       0.992           --
                                                                                  2008   1.204       0.831           --
                                                                                  2007   1.168       1.204           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.561       1.739           --
                                                                                  2013   1.159       1.561           --
                                                                                  2012   0.985       1.159           --
                                                                                  2011   1.015       0.985           --
                                                                                  2010   0.945       1.015           --
                                                                                  2009   0.679       0.945           --
                                                                                  2008   1.109       0.679           --
                                                                                  2007   1.113       1.109           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.516       1.655           --
                                                                                  2013   1.172       1.516           --
                                                                                  2012   1.030       1.172           --
                                                                                  2011   1.004       1.030           --
                                                                                  2010   0.938       1.004           --
                                                                                  2009   0.771       0.938           --
                                                                                  2008   1.226       0.771           --
                                                                                  2007   1.208       1.226           --
                                                                                  2006   1.045       1.208           --
                                                                                  2005   1.000       1.045           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.091       2.126           --
                                                                                  2013   1.455       2.091           --
                                                                                  2012   1.247       1.455           --
                                                                                  2011   1.258       1.247           --
                                                                                  2010   1.028       1.258           --
                                                                                  2009   0.737       1.028           --
                                                                                  2008   1.272       0.737           --
                                                                                  2007   1.183       1.272           --
                                                                                  2006   1.074       1.183           --
                                                                                  2005   1.000       1.074           --
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.722       0.702           --
                                                                                  2008   1.183       0.722           --
                                                                                  2007   1.153       1.183           --
                                                                                  2006   1.025       1.153           --
                                                                                  2005   1.000       1.025           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.937           --
                                                                                  2010   0.891       0.951           --
                                                                                  2009   0.776       0.891           --
                                                                                  2008   1.008       0.776           --
                                                                                  2007   1.018       1.008           --
                                                                                  2006   1.000       1.018           --
                                                                                  2005   1.000       1.000           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 2007   1.192       1.248           --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.033       1.192           --
                                                                          2005   1.000       1.033           --
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)..................... 2007   1.073       1.116           --
                                                                          2006   1.054       1.073           --
                                                                          2005   1.000       1.054           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)................... 2007   1.182       1.221           --
                                                                          2006   1.089       1.182           --
                                                                          2005   1.000       1.089           --
 LMPVPII Growth and Income Subaccount (Class I) (1/00)................... 2007   1.127       1.175           --
                                                                          2006   1.026       1.127           --
                                                                          2005   1.000       1.026           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.173       1.216           --
                                                                          2006   1.023       1.173           --
                                                                          2005   1.000       1.023           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.176       1.294           --
                                                                          2006   1.073       1.176           --
                                                                          2005   1.000       1.073           --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.017       1.046           --
                                                                          2005   1.000       1.017           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.169       1.125           --
                                                                          2007   1.128       1.169           --
                                                                          2006   1.190       1.128           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.604       1.623           --
                                                                          2013   1.494       1.604           --
                                                                          2012   1.307       1.494           --
                                                                          2011   1.303       1.307           --
                                                                          2010   1.148       1.303           --
                                                                          2009   0.797       1.148           --
                                                                          2008   1.075       0.797           --
                                                                          2007   1.070       1.075           --
                                                                          2006   1.020       1.070           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.004       1.115           --
                                                                          2013   0.990       1.004           --
                                                                          2012   0.802       0.990           --
                                                                          2011   0.866       0.802           --
                                                                          2010   0.762       0.866           --
                                                                          2009   0.577       0.762           --
                                                                          2008   1.011       0.577           --
                                                                          2007   1.214       1.011       17,665
                                                                          2006   1.003       1.214       15,393
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.750       1.818           --
                                                                          2013   1.387       1.750           --
                                                                          2012   1.155       1.387           --
                                                                          2011   1.276       1.155           --
                                                                          2010   1.190       1.276           --
                                                                          2009   0.850       1.190           --
                                                                          2008   1.497       0.850           --
                                                                          2007   1.174       1.497           --
                                                                          2006   1.150       1.174           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.813       2.030           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.772       1.636           --
                                                                          2013   1.387       1.772           --
                                                                          2012   1.096       1.387           --
                                                                          2011   1.304       1.096           --
                                                                          2010   1.143       1.304           --
                                                                          2009   0.753       1.143           --
                                                                          2008   1.299       0.753           --
                                                                          2007   1.341       1.299           --
                                                                          2006   1.223       1.341           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.437       1.535        3,388

                         PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.086       1.437       3,388
                                                                              2012   0.938       1.086          --
                                                                              2011   0.974       0.938          --
                                                                              2010   0.867       0.974          --
                                                                              2009   0.698       0.867          --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.279       1.370          --
                                                                              2013   1.004       1.279          --
                                                                              2012   0.896       1.004          --
                                                                              2011   0.952       0.896          --
                                                                              2010   0.776       0.952          --
                                                                              2009   0.627       0.776          --
                                                                              2008   1.049       0.627          --
                                                                              2007   1.067       1.049          --
                                                                              2006   1.002       1.067          --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.056       2.173          --
                                                                              2013   1.497       2.056          --
                                                                              2012   1.293       1.497          --
                                                                              2011   1.334       1.293          --
                                                                              2010   1.079       1.334          --
                                                                              2009   0.823       1.079          --
                                                                              2008   1.371       0.823          --
                                                                              2007   1.260       1.371          --
                                                                              2006   1.275       1.260          --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.809       1.850          --
                                                                              2013   1.389       1.809          --
                                                                              2012   1.229       1.389          --
                                                                              2011   1.399       1.229          --
                                                                              2010   1.198       1.399          --
                                                                              2009   0.949       1.198          --
                                                                              2008   1.299       0.949          --
                                                                              2007   1.343       1.299          --
                                                                              2006   1.266       1.343          --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.836       0.825          --
                                                                              2008   1.144       0.836          --
                                                                              2007   1.101       1.144          --
                                                                              2006   1.046       1.101          --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.634       1.678          --
                                                                              2013   1.546       1.634          --
                                                                              2012   1.397       1.546          --
                                                                              2011   1.364       1.397          --
                                                                              2010   1.233       1.364          --
                                                                              2009   0.920       1.233          --
                                                                              2008   1.154       0.920          --
                                                                              2007   1.105       1.154          --
                                                                              2006   1.060       1.105          --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.691       0.655          --
                                                                              2008   1.232       0.691          --
                                                                              2007   1.127       1.232          --
                                                                              2006   1.146       1.127          --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.193       1.225          --
                                                                              2013   0.942       1.193          --
                                                                              2012   0.826       0.942          --
                                                                              2011   0.970       0.826          --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.279       1.271          --
                                                                              2013   0.988       1.279          --
                                                                              2012   0.857       0.988          --
                                                                              2011   0.964       0.857          --
                                                                              2010   0.822       0.964          --
                                                                              2009   0.665       0.822          --
                                                                              2008   0.970       0.665          --
                                                                              2007   1.024       0.970          --
                                                                              2006   1.003       1.024          --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.549       1.420          --

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.665       1.549            --
                                                                               2012   1.431       1.665            --
                                                                               2011   1.795       1.431            --
                                                                               2010   1.481       1.795            --
                                                                               2009   0.896       1.481            --
                                                                               2008   2.055       0.896            --
                                                                               2007   1.638       2.055            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   0.788       1.301            --
                                                                               2008   1.729       0.788            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.404       1.276            --
                                                                               2013   1.204       1.404            --
                                                                               2012   1.056       1.204            --
                                                                               2011   1.210       1.056            --
                                                                               2010   1.112       1.210            --
                                                                               2009   0.865       1.112            --
                                                                               2008   1.535       0.865            --
                                                                               2007   1.469       1.535            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.008       1.090            --
                                                                               2012   0.980       1.008            --
                                                                               2011   1.058       0.980            --
                                                                               2010   0.881       1.058            --
                                                                               2009   0.660       0.881            --
                                                                               2008   1.094       0.660            --
                                                                               2007   1.240       1.094            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.665       1.643            --
                                                                               2013   1.225       1.665            --
                                                                               2012   1.147       1.225            --
                                                                               2011   1.261       1.147            --
                                                                               2010   0.977       1.261            --
                                                                               2009   0.636       0.977            --
                                                                               2008   1.151       0.636            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.286       1.284       278,189
                                                                               2013   1.035       1.286       278,189
                                                                               2012   0.874       1.035            --
                                                                               2011   0.977       0.874            --
                                                                               2010   0.862       0.977            --
                                                                               2009   0.631       0.862            --
                                                                               2008   1.086       0.631            --
                                                                               2007   1.046       1.086            --
                                                                               2006   0.996       1.046            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.209       1.219            --
                                                                               2013   1.360       1.209            --
                                                                               2012   1.273       1.360            --
                                                                               2011   1.168       1.273            --
                                                                               2010   1.107       1.168            --
                                                                               2009   0.957       1.107            --
                                                                               2008   1.048       0.957            --
                                                                               2007   0.995       1.048            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.378       1.403         3,180
                                                                               2013   1.438       1.378         3,180
                                                                               2012   1.347       1.438         6,296
                                                                               2011   1.335       1.347        25,949
                                                                               2010   1.263       1.335        41,273
                                                                               2009   1.139       1.263        41,273
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.435       1.559            --
                                                                               2013   1.103       1.435            --
                                                                               2012   1.021       1.103            --
                                                                               2011   1.094       1.021            --
                                                                               2010   0.964       1.094            --
                                                                               2009   0.796       0.964            --
                                                                               2008   1.213       0.796            --
                                                                               2007   1.182       1.213            --
                                                                               2006   1.104       1.182            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.139       1.254            --
                                                                               2006   1.087       1.139            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.484       1.517            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.495       1.484           --
                                                                          2012   1.371       1.495           --
                                                                          2011   1.354       1.371           --
                                                                          2010   1.235       1.354           --
                                                                          2009   0.949       1.235           --
                                                                          2008   1.088       0.949           --
                                                                          2007   1.044       1.088       30,728
                                                                          2006   1.013       1.044       30,710
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.345       1.402           --
                                                                          2012   1.228       1.345           --
                                                                          2011   1.526       1.228           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.270       1.406           --
                                                                          2013   0.971       1.270           --
                                                                          2012   0.842       0.971           --
                                                                          2011   0.898       0.842           --
                                                                          2010   0.785       0.898           --
                                                                          2009   0.679       0.785           --
                                                                          2008   1.090       0.679           --
                                                                          2007   1.073       1.090           --
                                                                          2006   1.001       1.073           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.399       1.519           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.215       1.272           --
                                                                          2006   1.153       1.215           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.414       1.570           --
                                                                          2013   1.078       1.414           --
                                                                          2012   0.972       1.078           --
                                                                          2011   0.993       0.972           --
                                                                          2010   0.902       0.993           --
                                                                          2009   0.775       0.902           --
                                                                          2008   1.264       0.775           --
                                                                          2007   1.261       1.264           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.191       1.246           --
                                                                          2013   1.228       1.191           --
                                                                          2012   1.169       1.228           --
                                                                          2011   1.122       1.169           --
                                                                          2010   1.060       1.122           --
                                                                          2009   0.991       1.060           --
                                                                          2008   1.050       0.991           --
                                                                          2007   1.011       1.050           --
                                                                          2006   0.978       1.011           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.249       1.329           --
                                                                          2013   0.952       1.249           --
                                                                          2012   0.852       0.952           --
                                                                          2011   0.958       0.852           --
                                                                          2010   0.818       0.958           --
                                                                          2009   0.652       0.818           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.952       0.930        4,501
                                                                          2013   0.974       0.952        4,501
                                                                          2012   0.997       0.974       20,162
                                                                          2011   1.020       0.997       20,162
                                                                          2010   1.043       1.020       25,797
                                                                          2009   1.063       1.043       42,557
                                                                          2008   1.058       1.063       77,308
                                                                          2007   1.030       1.058           --
                                                                          2006   1.012       1.030           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.647       0.638           --
                                                                          2008   1.107       0.647           --
                                                                          2007   1.175       1.107           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.610       0.635           --
                                                                          2008   1.131       0.610           --
                                                                          2007   1.114       1.131           --
                                                                          2006   1.104       1.114           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.918       1.009           --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   0.813       0.918           --
                                                                       2011   0.887       0.813           --
                                                                       2010   0.793       0.887           --
                                                                       2009   0.667       0.793           --
                                                                       2008   1.119       0.667           --
                                                                       2007   1.100       1.119           --
                                                                       2006   1.077       1.100           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.459       1.583           --
                                                                       2013   1.125       1.459           --
                                                                       2012   1.039       1.125           --
                                                                       2011   1.097       1.039           --
                                                                       2010   0.975       1.097           --
                                                                       2009   0.669       0.975           --
                                                                       2008   1.261       0.669           --
                                                                       2007   1.072       1.261           --
                                                                       2006   1.103       1.072           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900       0.973           --
                                                                       2010   0.796       0.900           --
                                                                       2009   0.620       0.796           --
                                                                       2008   1.065       0.620           --
                                                                       2007   1.055       1.065           --
                                                                       2006   1.002       1.055           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.245       1.271           --
                                                                       2013   1.221       1.245           --
                                                                       2012   1.145       1.221           --
                                                                       2011   1.135       1.145           --
                                                                       2010   1.055       1.135           --
                                                                       2009   0.896       1.055           --
                                                                       2008   1.071       0.896           --
                                                                       2007   1.038       1.071           --
                                                                       2006   1.001       1.038           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.259       1.291           --
                                                                       2013   1.161       1.259           --
                                                                       2012   1.066       1.161           --
                                                                       2011   1.080       1.066           --
                                                                       2010   0.990       1.080           --
                                                                       2009   0.819       0.990           --
                                                                       2008   1.070       0.819           --
                                                                       2007   1.044       1.070           --
                                                                       2006   1.002       1.044           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.255       1.289           --
                                                                       2013   1.089       1.255           --
                                                                       2012   0.984       1.089           --
                                                                       2011   1.021       0.984           --
                                                                       2010   0.923       1.021           --
                                                                       2009   0.746       0.923           --
                                                                       2008   1.070       0.746           --
                                                                       2007   1.050       1.070           --
                                                                       2006   1.002       1.050           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.236       1.271           --
                                                                       2013   1.017       1.236           --
                                                                       2012   0.902       1.017           --
                                                                       2011   0.959       0.902           --
                                                                       2010   0.856       0.959           --
                                                                       2009   0.678       0.856           --
                                                                       2008   1.070       0.678           --
                                                                       2007   1.054       1.070       76,274
                                                                       2006   1.002       1.054       76,274
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.433       1.584           --
                                                                       2013   1.113       1.433           --
                                                                       2012   0.987       1.113           --
                                                                       2011   0.994       0.987           --
                                                                       2010   0.888       0.994           --
                                                                       2009   0.725       0.888           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.337       1.417           --

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.152       1.337           --
                                                                                   2012   1.059       1.152           --
                                                                                   2011   1.060       1.059           --
                                                                                   2010   0.987       1.060           --
                                                                                   2009   0.854       0.987           --
                                                                                   2008   1.124       0.854           --
                                                                                   2007   1.104       1.124       28,496
                                                                                   2006   1.038       1.104       28,254
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.629       1.765           --
                                                                                   2013   1.228       1.629           --
                                                                                   2012   1.078       1.228           --
                                                                                   2011   1.093       1.078           --
                                                                                   2010   1.004       1.093           --
                                                                                   2009   0.850       1.004           --
                                                                                   2008   1.290       0.850           --
                                                                                   2007   1.226       1.290           --
                                                                                   2006   1.115       1.226           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.476       1.443           --
                                                                                   2013   1.188       1.476           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.362       1.327           --
                                                                                   2013   1.097       1.362           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.555       1.654           --
                                                                                   2013   1.147       1.555           --
                                                                                   2012   0.989       1.147           --
                                                                                   2011   1.026       0.989           --
                                                                                   2010   0.899       1.026           --
                                                                                   2009   0.643       0.899           --
                                                                                   2008   1.135       0.643           --
                                                                                   2007   1.064       1.135           --
                                                                                   2006   0.998       1.064           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.623       1.691           --
                                                                                   2013   1.152       1.623           --
                                                                                   2012   1.017       1.152           --
                                                                                   2011   1.026       1.017           --
                                                                                   2010   0.779       1.026           --
                                                                                   2009   0.575       0.779           --
                                                                                   2008   0.880       0.575           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.064       1.102           --
                                                                                   2006   1.006       1.064           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.056       1.062           --
                                                                                   2013   1.086       1.056           --
                                                                                   2012   1.074       1.086           --
                                                                                   2011   1.040       1.074           --
                                                                                   2010   1.004       1.040           --
                                                                                   2009   0.983       1.004           --
                                                                                   2008   1.008       0.983           --
                                                                                   2007   0.987       1.008           --
                                                                                   2006   0.959       0.987           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.360       1.470           --
                                                                                   2013   1.154       1.360           --
                                                                                   2012   1.051       1.154           --
                                                                                   2011   1.036       1.051           --
                                                                                   2010   0.967       1.036           --
                                                                                   2009   0.837       0.967           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.337       1.445        2,914
                                                                                   2013   1.023       1.337        2,914
                                                                                   2012   0.928       1.023           --
                                                                                   2011   0.989       0.928           --
                                                                                   2010   0.904       0.989           --
                                                                                   2009   0.701       0.904           --
                                                                                   2008   1.140       0.701           --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   1.006       1.012           --
                                                                                   2005   1.000       1.006           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.040       1.240           --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.040           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   0.973       0.991           --
                                                                                     2006   0.989       0.973           --
                                                                                     2005   1.000       0.989           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.102       1.136           --
                                                                                     2008   1.076       1.102       19,653
                                                                                     2007   1.012       1.076       19,653
                                                                                     2006   0.998       1.012       19,653
                                                                                     2005   1.000       0.998       13,117
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.248       1.155           --
                                                                                     2007   1.157       1.248           --
                                                                                     2006   1.066       1.157           --
                                                                                     2005   1.000       1.066           --
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.367       1.477           --
                                                                                     2006   1.095       1.367           --
                                                                                     2005   1.000       1.095           --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.207       1.286           --
                                                                                     2006   1.053       1.207           --
                                                                                     2005   1.000       1.053           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.079       1.146           --
                                                                                     2005   1.000       1.079           --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   0.996       1.060           --
                                                                                     2005   1.000       0.996           --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.093       1.190           --
                                                                                     2005   1.000       1.093           --
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.028       1.077           --
                                                                                     2005   1.000       1.028           --
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   0.997       1.020           --
                                                                                     2005   1.000       0.997           --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.029       1.063           --
                                                                                     2005   1.000       1.029           --
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.074       1.104           --
                                                                                     2005   1.000       1.074           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.172           --
                                                                                     2005   1.000       1.105           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.018           --
                                                                                     2005   1.000       1.016           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085           --
                                                                                     2005   1.000       1.050           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127           --
                                                                                     2005   1.000       1.083       67,777
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045           --
                                                                                     2005   1.000       1.027           --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.089       1.153           --
                                                                                     2005   1.000       1.089           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.045       1.103           --
                                                                                     2005   1.000       1.045           --
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.008       1.038           --
                                                                                     2005   1.000       1.008       28,174
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.034       1.115           --
                                                                                     2005   1.000       1.034           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.067       1.223           --
                                                                                     2005   1.000       1.067           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.043       1.104           --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.000       1.043           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.035       1.087           --
                                                                          2005   1.000       1.035           --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.005       1.013           --
                                                                          2005   1.000       1.005       28,882
 Travelers Quality Bond Subaccount (3/02)................................ 2006   0.989       0.978           --
                                                                          2005   1.000       0.989           --
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.042       1.085           --
                                                                          2005   1.000       1.042           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.110       1.275           --
                                                                          2005   1.000       1.110           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.266           --
                                                                          2005   1.000       1.106           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   0.997       0.959           --
                                                                          2005   1.000       0.997           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.403       1.498           --
                                                                          2013   1.209       1.403           --
                                                                          2012   1.118       1.209           --
                                                                          2011   1.144       1.118           --
                                                                          2010   1.044       1.144           --
                                                                          2009   0.869       1.044           --
                                                                          2008   1.189       0.869           --
                                                                          2007   1.098       1.189           --
                                                                          2006   1.043       1.098           --
                                                                          2005   1.000       1.043           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.698       0.675           --
                                                                          2008   1.113       0.698           --
                                                                          2007   1.166       1.113        9,943
                                                                          2006   1.028       1.166        9,140
                                                                          2005   1.000       1.028        9,354
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.683       0.698           --
                                                                          2008   1.228       0.683           --
                                                                          2007   1.117       1.228           --
                                                                          2006   1.071       1.117           --
                                                                          2005   1.000       1.071           --







                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.074       1.148            --
                                                                         2006   1.000       1.074            --
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.184       1.241            --
                                                                         2005   1.148       1.184            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.296       1.258            --
                                                                         2005   1.155       1.296        26,995
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.373       2.371       579,267

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.881       2.373       650,994
                                                                                      2012   1.571       1.881       761,309
                                                                                      2011   1.765       1.571     1,033,379
                                                                                      2010   1.617       1.765     1,507,488
                                                                                      2009   1.164       1.617     1,820,923
                                                                                      2008   1.933       1.164     2,091,862
                                                                                      2007   1.724       1.933     1,989,234
                                                                                      2006   1.465       1.724     1,836,843
                                                                                      2005   1.315       1.465     1,155,309
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   1.999       2.118     1,546,012
                                                                                      2013   1.573       1.999     1,922,544
                                                                                      2012   1.366       1.573     2,312,402
                                                                                      2011   1.461       1.366     2,762,004
                                                                                      2010   1.260       1.461     4,152,844
                                                                                      2009   0.925       1.260     5,253,242
                                                                                      2008   1.691       0.925     6,102,592
                                                                                      2007   1.541       1.691     6,291,384
                                                                                      2006   1.432       1.541     6,387,307
                                                                                      2005   1.261       1.432     4,141,302
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.791       1.936     1,670,311
                                                                                      2013   1.374       1.791     1,996,994
                                                                                      2012   1.197       1.374     2,336,569
                                                                                      2011   1.248       1.197     2,852,395
                                                                                      2010   1.147       1.248     4,286,718
                                                                                      2009   0.895       1.147     5,244,656
                                                                                      2008   1.474       0.895     6,014,864
                                                                                      2007   1.437       1.474     6,053,884
                                                                                      2006   1.277       1.437     5,817,067
                                                                                      2005   1.235       1.277     3,864,895
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.541       1.522            --
                                                                                      2005   1.335       1.541        71,580
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02).............................. 2007   2.413       2.521            --
                                                                                      2006   1.864       2.413            --
                                                                                      2005   1.491       1.864            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.534       1.987            --
                                                                                      2005   1.465       1.534       204,937
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.384       1.321            --
                                                                                      2007   1.322       1.384            --
                                                                                      2006   1.162       1.322            --
                                                                                      2005   1.140       1.162            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.135       1.069            --
                                                                                      2007   1.307       1.135         7,959
                                                                                      2006   1.289       1.307         7,889
                                                                                      2005   1.247       1.289         7,731
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.289       1.398            --
                                                                                      2005   1.197       1.289       119,651
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.286       1.430            --
                                                                                      2005   1.195       1.286       435,371
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.123       2.315        50,739
                                                                                      2013   1.660       2.123        50,745
                                                                                      2012   1.463       1.660        50,752
                                                                                      2011   1.541       1.463        51,406
                                                                                      2010   1.349       1.541        58,995
                                                                                      2009   1.020       1.349       133,879
                                                                                      2008   1.821       1.020       141,149
                                                                                      2007   1.590       1.821       114,282
                                                                                      2006   1.461       1.590       120,861
                                                                                      2005   1.282       1.461        70,187
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.001       2.163            --

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.482       2.001            --
                                                                            2012   1.241       1.482            --
                                                                            2011   1.307       1.241            --
                                                                            2010   1.134       1.307            --
                                                                            2009   0.855       1.134            --
                                                                            2008   1.492       0.855            --
                                                                            2007   1.432       1.492            --
                                                                            2006   1.288       1.432            --
                                                                            2005   1.092       1.288            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................. 2014   2.717       2.814       379,714
                                                                            2013   2.047       2.717       480,619
                                                                            2012   1.830       2.047       555,522
                                                                            2011   2.101       1.830       682,793
                                                                            2010   1.673       2.101       996,375
                                                                            2009   1.226       1.673     1,278,955
                                                                            2008   2.078       1.226     1,463,369
                                                                            2007   1.844       2.078     1,566,707
                                                                            2006   1.680       1.844     1,775,319
                                                                            2005   1.457       1.680       964,624
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.326       1.534            --
                                                                            2005   1.228       1.326     1,148,828
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.010       2.732            --
                                                                            2007   2.393       3.010     1,162,246
                                                                            2006   1.913       2.393     1,215,088
                                                                            2005   1.537       1.913       653,223
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   1.956       1.698       571,363
                                                                            2013   1.628       1.956       647,388
                                                                            2012   1.410       1.628       709,308
                                                                            2011   1.615       1.410       811,387
                                                                            2010   1.526       1.615     1,159,730
                                                                            2009   1.140       1.526     1,455,035
                                                                            2008   1.957       1.140     1,714,627
                                                                            2007   1.736       1.957     1,903,015
                                                                            2006   1.463       1.736     1,886,389
                                                                            2005   1.359       1.463     1,065,779
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)............ 2006   1.398       1.663            --
                                                                            2005   1.315       1.398       778,942
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.052       1.073            --
                                                                            2005   1.063       1.052        20,924
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)................... 2006   1.196       1.233            --
                                                                            2005   1.138       1.196            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)....... 2010   1.435       1.451            --
                                                                            2009   1.169       1.435            --
                                                                            2008   1.686       1.169            --
                                                                            2007   1.419       1.686            --
                                                                            2006   1.366       1.419            --
                                                                            2005   1.245       1.366            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)............ 2008   1.477       1.388            --
                                                                            2007   1.383       1.477            --
                                                                            2006   1.201       1.383            --
                                                                            2005   1.164       1.201            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).......... 2011   1.636       1.747            --
                                                                            2010   1.346       1.636            --
                                                                            2009   0.878       1.346            --
                                                                            2008   1.605       0.878            --
                                                                            2007   1.351       1.605            --
                                                                            2006   1.282       1.351            --
                                                                            2005   1.177       1.282            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.336       1.490            --
                                                                            2005   1.315       1.336       266,233
Legg Mason Partners Variable Equity Trust

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.191       2.577       481,419
                                                                                  2013   1.518       2.191       571,917
                                                                                  2012   1.309       1.518       691,808
                                                                                  2011   1.308       1.309       752,119
                                                                                  2010   1.071       1.308       972,716
                                                                                  2009   0.815       1.071     1,352,024
                                                                                  2008   1.400       0.815     1,665,293
                                                                                  2007   1.459       1.400     2,144,900
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.688       1.693            --
                                                                                  2013   1.307       1.688       238,186
                                                                                  2012   1.164       1.307       295,609
                                                                                  2011   1.271       1.164       357,667
                                                                                  2010   1.116       1.271       426,393
                                                                                  2009   0.883       1.116       492,325
                                                                                  2008   1.425       0.883       778,531
                                                                                  2007   1.496       1.425       918,544
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.877       2.035       348,734
                                                                                  2013   1.478       1.877       437,975
                                                                                  2012   1.305       1.478       571,922
                                                                                  2011   1.302       1.305       652,893
                                                                                  2010   1.184       1.302       785,468
                                                                                  2009   0.993       1.184       955,859
                                                                                  2008   1.438       0.993       965,027
                                                                                  2007   1.396       1.438     1,055,670
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.735       1.932        89,716
                                                                                  2013   1.288       1.735        95,717
                                                                                  2012   1.096       1.288       117,102
                                                                                  2011   1.129       1.096       145,486
                                                                                  2010   1.053       1.129       156,530
                                                                                  2009   0.757       1.053       282,269
                                                                                  2008   1.236       0.757       404,107
                                                                                  2007   1.241       1.236       482,503
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.858       2.027       117,714
                                                                                  2013   1.437       1.858       147,659
                                                                                  2012   1.263       1.437       152,133
                                                                                  2011   1.232       1.263       159,419
                                                                                  2010   1.152       1.232       186,018
                                                                                  2009   0.947       1.152       179,723
                                                                                  2008   1.507       0.947       179,843
                                                                                  2007   1.485       1.507       190,161
                                                                                  2006   1.285       1.485       193,377
                                                                                  2005   1.235       1.285       177,368
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   2.760       2.806        23,344
                                                                                  2013   1.921       2.760        27,882
                                                                                  2012   1.647       1.921        42,608
                                                                                  2011   1.663       1.647        50,434
                                                                                  2010   1.360       1.663        51,805
                                                                                  2009   0.975       1.360        81,056
                                                                                  2008   1.684       0.975       139,674
                                                                                  2007   1.568       1.684       131,989
                                                                                  2006   1.423       1.568        18,898
                                                                                  2005   1.389       1.423        27,311
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.871       0.845            --
                                                                                  2008   1.426       0.871       619,816
                                                                                  2007   1.392       1.426       761,039
                                                                                  2006   1.237       1.392       771,088
                                                                                  2005   1.215       1.237       779,368
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.934       0.920            --
                                                                                  2010   0.875       0.934       226,962
                                                                                  2009   0.763       0.875       285,649
                                                                                  2008   0.991       0.763       394,236
                                                                                  2007   1.001       0.991       601,651
                                                                                  2006   0.985       1.001       663,786
                                                                                  2005   0.985       0.985       526,753
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 2007   1.450       1.517            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.257       1.450            --
                                                                          2005   1.236       1.257            --
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)..................... 2007   1.193       1.240            --
                                                                          2006   1.172       1.193            --
                                                                          2005   1.140       1.172            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)................... 2007   1.419       1.466            --
                                                                          2006   1.308       1.419        12,949
                                                                          2005   1.219       1.308        13,099
 LMPVPII Growth and Income Subaccount (Class I) (1/00)................... 2007   1.322       1.378            --
                                                                          2006   1.204       1.322            --
                                                                          2005   1.190       1.204            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.448       1.501            --
                                                                          2006   1.264       1.448       505,646
                                                                          2005   1.253       1.264       458,335
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.621       1.783            --
                                                                          2006   1.479       1.621     1,021,048
                                                                          2005   1.399       1.479       944,971
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.087       1.119            --
                                                                          2005   1.071       1.087            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.564       1.504            --
                                                                          2007   1.510       1.564         4,367
                                                                          2006   1.594       1.510         4,491
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.886       1.907           535
                                                                          2013   1.757       1.886         4,216
                                                                          2012   1.538       1.757         3,917
                                                                          2011   1.535       1.538         3,980
                                                                          2010   1.352       1.535         4,056
                                                                          2009   0.939       1.352        23,716
                                                                          2008   1.267       0.939        28,750
                                                                          2007   1.262       1.267        29,999
                                                                          2006   1.204       1.262        17,174
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.000       1.110       276,916
                                                                          2013   0.987       1.000       308,408
                                                                          2012   0.800       0.987       313,284
                                                                          2011   0.864       0.800       355,554
                                                                          2010   0.761       0.864       503,017
                                                                          2009   0.577       0.761       630,877
                                                                          2008   1.010       0.577       681,041
                                                                          2007   1.214       1.010       701,161
                                                                          2006   1.003       1.214       799,548
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.305       2.395            --
                                                                          2013   1.828       2.305       175,767
                                                                          2012   1.524       1.828       190,403
                                                                          2011   1.683       1.524       214,115
                                                                          2010   1.571       1.683       256,206
                                                                          2009   1.123       1.571       271,636
                                                                          2008   1.978       1.123       329,850
                                                                          2007   1.552       1.978       168,179
                                                                          2006   1.522       1.552       132,827
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.388       2.673       165,131
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.316       2.138        39,956
                                                                          2013   1.813       2.316        48,054
                                                                          2012   1.434       1.813        60,947
                                                                          2011   1.706       1.434        62,893
                                                                          2010   1.497       1.706       221,291
                                                                          2009   0.986       1.497       255,922
                                                                          2008   1.703       0.986       308,636
                                                                          2007   1.759       1.703       307,296
                                                                          2006   1.604       1.759       514,350
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.843       1.968        62,819

                         PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.394       1.843        30,885
                                                                              2012   1.204       1.394        32,936
                                                                              2011   1.251       1.204        33,503
                                                                              2010   1.115       1.251        39,108
                                                                              2009   0.898       1.115        40,332
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.274       1.364       481,806
                                                                              2013   1.001       1.274       524,092
                                                                              2012   0.893       1.001       598,246
                                                                              2011   0.950       0.893       700,021
                                                                              2010   0.774       0.950       899,241
                                                                              2009   0.627       0.774     1,233,693
                                                                              2008   1.048       0.627     1,453,107
                                                                              2007   1.067       1.048     1,504,181
                                                                              2006   1.002       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.047       2.163        12,947
                                                                              2013   1.491       2.047        15,746
                                                                              2012   1.288       1.491        16,837
                                                                              2011   1.330       1.288        21,903
                                                                              2010   1.077       1.330        23,404
                                                                              2009   0.821       1.077        42,628
                                                                              2008   1.370       0.821        39,286
                                                                              2007   1.259       1.370        44,166
                                                                              2006   1.275       1.259        35,268
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.801       1.841        71,221
                                                                              2013   1.384       1.801        77,402
                                                                              2012   1.225       1.384        91,244
                                                                              2011   1.395       1.225       100,424
                                                                              2010   1.195       1.395       125,235
                                                                              2009   0.948       1.195       146,096
                                                                              2008   1.298       0.948       159,621
                                                                              2007   1.342       1.298       132,203
                                                                              2006   1.265       1.342        63,985
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.892       0.880            --
                                                                              2008   1.222       0.892            --
                                                                              2007   1.176       1.222            --
                                                                              2006   1.119       1.176            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.832       1.881            --
                                                                              2013   1.734       1.832            --
                                                                              2012   1.568       1.734            --
                                                                              2011   1.532       1.568            --
                                                                              2010   1.385       1.532            --
                                                                              2009   1.034       1.385            --
                                                                              2008   1.298       1.034            --
                                                                              2007   1.244       1.298         1,331
                                                                              2006   1.193       1.244         1,329
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.802       0.760            --
                                                                              2008   1.432       0.802        49,942
                                                                              2007   1.310       1.432        55,303
                                                                              2006   1.333       1.310        67,191
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.188       1.220        38,841
                                                                              2013   0.939       1.188        41,003
                                                                              2012   0.824       0.939        43,493
                                                                              2011   0.968       0.824        60,759
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.274       1.266       559,008
                                                                              2013   0.985       1.274       627,877
                                                                              2012   0.855       0.985       713,960
                                                                              2011   0.961       0.855       854,404
                                                                              2010   0.821       0.961     1,098,050
                                                                              2009   0.665       0.821     1,463,970
                                                                              2008   0.970       0.665     1,650,682
                                                                              2007   1.024       0.970     1,768,231
                                                                              2006   1.003       1.024     1,361,621
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.361       2.163            --

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.539       2.361            --
                                                                               2012   2.183       2.539            --
                                                                               2011   2.740       2.183            --
                                                                               2010   2.262       2.740            --
                                                                               2009   1.369       2.262            --
                                                                               2008   3.141       1.369            --
                                                                               2007   2.505       3.141            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.247       2.058     1,082,158
                                                                               2008   2.736       1.247     1,239,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.872       1.702         6,716
                                                                               2013   1.607       1.872        10,382
                                                                               2012   1.410       1.607        11,331
                                                                               2011   1.617       1.410         6,381
                                                                               2010   1.486       1.617        14,483
                                                                               2009   1.156       1.486        14,141
                                                                               2008   2.054       1.156        19,421
                                                                               2007   1.966       2.054            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.004       1.086            --
                                                                               2012   0.977       1.004        57,121
                                                                               2011   1.055       0.977       116,844
                                                                               2010   0.879       1.055        93,545
                                                                               2009   0.658       0.879       103,537
                                                                               2008   1.092       0.658       109,150
                                                                               2007   1.239       1.092        47,641
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.925       1.900            --
                                                                               2013   1.418       1.925            --
                                                                               2012   1.329       1.418            --
                                                                               2011   1.461       1.329            --
                                                                               2010   1.133       1.461            --
                                                                               2009   0.737       1.133            --
                                                                               2008   1.335       0.737            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.281       1.278     1,060,765
                                                                               2013   1.032       1.281     1,208,666
                                                                               2012   0.872       1.032       724,006
                                                                               2011   0.974       0.872       904,811
                                                                               2010   0.861       0.974     1,229,717
                                                                               2009   0.630       0.861     1,600,704
                                                                               2008   1.085       0.630     1,891,554
                                                                               2007   1.046       1.085     1,983,515
                                                                               2006   0.996       1.046     2,041,042
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.350       1.360       490,747
                                                                               2013   1.518       1.350       526,522
                                                                               2012   1.422       1.518       577,527
                                                                               2011   1.305       1.422       792,067
                                                                               2010   1.237       1.305       984,643
                                                                               2009   1.070       1.237     1,290,738
                                                                               2008   1.174       1.070     1,377,246
                                                                               2007   1.114       1.174     1,394,093
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.444       1.469     1,416,438
                                                                               2013   1.507       1.444     1,536,656
                                                                               2012   1.412       1.507     1,677,894
                                                                               2011   1.401       1.412     2,054,992
                                                                               2010   1.326       1.401     2,632,301
                                                                               2009   1.196       1.326     3,338,076
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.733       1.882        50,494
                                                                               2013   1.333       1.733        54,700
                                                                               2012   1.235       1.333       116,241
                                                                               2011   1.324       1.235       127,106
                                                                               2010   1.166       1.324       135,460
                                                                               2009   0.964       1.166       165,539
                                                                               2008   1.469       0.964       173,595
                                                                               2007   1.433       1.469       182,216
                                                                               2006   1.339       1.433       184,963
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.138       1.253            --
                                                                               2006   1.087       1.138        43,379
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.621       1.656       530,794

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.634       1.621       576,366
                                                                          2012   1.499       1.634       585,636
                                                                          2011   1.481       1.499       764,885
                                                                          2010   1.351       1.481       927,540
                                                                          2009   1.040       1.351     1,329,988
                                                                          2008   1.192       1.040     1,506,206
                                                                          2007   1.145       1.192     1,749,354
                                                                          2006   1.111       1.145     1,421,361
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.532       1.597            --
                                                                          2012   1.399       1.532            --
                                                                          2011   1.740       1.399            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.265       1.399        26,452
                                                                          2013   0.968       1.265        40,277
                                                                          2012   0.840       0.968        68,439
                                                                          2011   0.896       0.840        83,446
                                                                          2010   0.784       0.896        86,536
                                                                          2009   0.678       0.784       118,953
                                                                          2008   1.089       0.678       117,003
                                                                          2007   1.072       1.089       153,982
                                                                          2006   1.001       1.072        31,253
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.695       1.840       204,283
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.505       1.574            --
                                                                          2006   1.428       1.505        13,156
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.745       1.937         5,552
                                                                          2013   1.331       1.745         5,553
                                                                          2012   1.201       1.331         8,301
                                                                          2011   1.227       1.201         8,306
                                                                          2010   1.116       1.227        10,704
                                                                          2009   0.958       1.116        17,472
                                                                          2008   1.565       0.958        17,624
                                                                          2007   1.561       1.565        16,304
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.229       1.286         1,059
                                                                          2013   1.268       1.229         1,062
                                                                          2012   1.208       1.268         1,065
                                                                          2011   1.160       1.208         1,069
                                                                          2010   1.096       1.160         1,072
                                                                          2009   1.025       1.096         1,076
                                                                          2008   1.087       1.025         1,080
                                                                          2007   1.047       1.087         5,840
                                                                          2006   1.013       1.047         1,088
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.436       1.528        94,050
                                                                          2013   1.096       1.436       100,109
                                                                          2012   0.981       1.096       132,671
                                                                          2011   1.103       0.981       143,263
                                                                          2010   0.942       1.103       195,707
                                                                          2009   0.752       0.942       254,015
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.928       0.907       398,265
                                                                          2013   0.950       0.928       503,463
                                                                          2012   0.973       0.950       389,330
                                                                          2011   0.996       0.973       535,905
                                                                          2010   1.020       0.996       470,911
                                                                          2009   1.040       1.020       672,352
                                                                          2008   1.035       1.040       154,855
                                                                          2007   1.009       1.035       146,303
                                                                          2006   0.991       1.009        23,504
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.727       0.717            --
                                                                          2008   1.245       0.727        20,408
                                                                          2007   1.322       1.245        19,718
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.703       0.732            --
                                                                          2008   1.305       0.703       224,608
                                                                          2007   1.285       1.305       221,960
                                                                          2006   1.274       1.285       230,529
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.104       1.212            --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   0.977       1.104       277,261
                                                                       2011   1.067       0.977       320,199
                                                                       2010   0.954       1.067       408,101
                                                                       2009   0.803       0.954       534,950
                                                                       2008   1.348       0.803       620,276
                                                                       2007   1.326       1.348       686,791
                                                                       2006   1.299       1.326       731,420
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.764       1.914        22,005
                                                                       2013   1.362       1.764        22,711
                                                                       2012   1.258       1.362        22,552
                                                                       2011   1.329       1.258        22,955
                                                                       2010   1.182       1.329        30,434
                                                                       2009   0.811       1.182        45,263
                                                                       2008   1.530       0.811        67,002
                                                                       2007   1.301       1.530       341,012
                                                                       2006   1.339       1.301        88,529
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.898       0.971            --
                                                                       2010   0.795       0.898       120,368
                                                                       2009   0.619       0.795       138,985
                                                                       2008   1.064       0.619        88,293
                                                                       2007   1.055       1.064        88,926
                                                                       2006   1.002       1.055       378,320
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.240       1.265       224,705
                                                                       2013   1.217       1.240       176,786
                                                                       2012   1.142       1.217       188,948
                                                                       2011   1.132       1.142       188,948
                                                                       2010   1.053       1.132       195,605
                                                                       2009   0.894       1.053        88,760
                                                                       2008   1.070       0.894        24,285
                                                                       2007   1.037       1.070        27,446
                                                                       2006   1.001       1.037        31,936
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.254       1.285       181,830
                                                                       2013   1.157       1.254       192,722
                                                                       2012   1.063       1.157       192,772
                                                                       2011   1.077       1.063       266,890
                                                                       2010   0.989       1.077       124,291
                                                                       2009   0.818       0.989       164,449
                                                                       2008   1.069       0.818       201,974
                                                                       2007   1.044       1.069       170,325
                                                                       2006   1.002       1.044       163,449
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.250       1.283       609,258
                                                                       2013   1.085       1.250       330,885
                                                                       2012   0.981       1.085       343,433
                                                                       2011   1.018       0.981       444,428
                                                                       2010   0.921       1.018       594,969
                                                                       2009   0.745       0.921       779,729
                                                                       2008   1.069       0.745       629,708
                                                                       2007   1.049       1.069       662,867
                                                                       2006   1.002       1.049       719,402
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.231       1.265       230,847
                                                                       2013   1.014       1.231        86,171
                                                                       2012   0.900       1.014       140,394
                                                                       2011   0.957       0.900       182,075
                                                                       2010   0.854       0.957       196,441
                                                                       2009   0.678       0.854       322,103
                                                                       2008   1.069       0.678       434,810
                                                                       2007   1.054       1.069       457,601
                                                                       2006   1.002       1.054       465,821
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.723       1.903       158,093
                                                                       2013   1.339       1.723       155,369
                                                                       2012   1.188       1.339       203,328
                                                                       2011   1.197       1.188       415,799
                                                                       2010   1.070       1.197       479,506
                                                                       2009   0.874       1.070       662,279
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.559       1.651       570,964

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.344       1.559       657,621
                                                                                   2012   1.236       1.344       811,409
                                                                                   2011   1.238       1.236       932,779
                                                                                   2010   1.153       1.238     1,081,343
                                                                                   2009   0.998       1.153     1,271,937
                                                                                   2008   1.315       0.998     1,471,375
                                                                                   2007   1.292       1.315     1,741,962
                                                                                   2006   1.215       1.292     1,922,840
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.820       1.970       210,460
                                                                                   2013   1.373       1.820       268,775
                                                                                   2012   1.205       1.373       144,686
                                                                                   2011   1.223       1.205       173,426
                                                                                   2010   1.124       1.223       359,096
                                                                                   2009   0.952       1.124       451,475
                                                                                   2008   1.445       0.952       482,286
                                                                                   2007   1.374       1.445       526,307
                                                                                   2006   1.250       1.374       619,542
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.969       1.923            --
                                                                                   2013   1.584       1.969            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.356       1.321        39,244
                                                                                   2013   1.093       1.356        52,526
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.549       1.647         9,648
                                                                                   2013   1.143       1.549         9,648
                                                                                   2012   0.986       1.143         9,648
                                                                                   2011   1.023       0.986         9,648
                                                                                   2010   0.897       1.023        36,454
                                                                                   2009   0.642       0.897        36,454
                                                                                   2008   1.134       0.642        55,430
                                                                                   2007   1.063       1.134        28,624
                                                                                   2006   0.998       1.063        28,624
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.971       2.053            --
                                                                                   2013   1.400       1.971            --
                                                                                   2012   1.236       1.400            --
                                                                                   2011   1.248       1.236            --
                                                                                   2010   0.949       1.248         4,302
                                                                                   2009   0.701       0.949         4,722
                                                                                   2008   1.071       0.701         4,901
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.134       1.175            --
                                                                                   2006   1.073       1.134        13,772
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.124       1.131            --
                                                                                   2013   1.158       1.124            --
                                                                                   2012   1.145       1.158            --
                                                                                   2011   1.109       1.145            --
                                                                                   2010   1.072       1.109            --
                                                                                   2009   1.050       1.072         6,048
                                                                                   2008   1.077       1.050         5,328
                                                                                   2007   1.055       1.077        15,176
                                                                                   2006   1.025       1.055        15,673
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.449       1.564            --
                                                                                   2013   1.230       1.449            --
                                                                                   2012   1.120       1.230            --
                                                                                   2011   1.105       1.120            --
                                                                                   2010   1.032       1.105            --
                                                                                   2009   0.894       1.032            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.538       1.662            --
                                                                                   2013   1.178       1.538            --
                                                                                   2012   1.068       1.178            --
                                                                                   2011   1.140       1.068            --
                                                                                   2010   1.042       1.140            --
                                                                                   2009   0.808       1.042            --
                                                                                   2008   1.316       0.808            --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.985       0.991            --
                                                                                   2005   0.980       0.985        56,970
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.102       1.313            --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.067       1.102        19,841
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.090       1.109            --
                                                                                     2006   1.108       1.090     1,296,208
                                                                                     2005   1.111       1.108     1,033,484
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.157       1.193            --
                                                                                     2008   1.130       1.157     4,171,345
                                                                                     2007   1.064       1.130     4,228,796
                                                                                     2006   1.049       1.064     3,764,766
                                                                                     2005   1.048       1.049     2,688,262
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.447       1.340            --
                                                                                     2007   1.343       1.447            --
                                                                                     2006   1.238       1.343            --
                                                                                     2005   1.182       1.238            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.830       1.976            --
                                                                                     2006   1.467       1.830            --
                                                                                     2005   1.338       1.467            --
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   1.824       1.943            --
                                                                                     2006   1.592       1.824       295,550
                                                                                     2005   1.523       1.592       280,760
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.255       1.333            --
                                                                                     2005   1.181       1.255        49,939
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.122       1.193            --
                                                                                     2005   1.144       1.122         1,385
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.463       1.594            --
                                                                                     2005   1.332       1.463         4,321
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.239       1.299            --
                                                                                     2005   1.214       1.239       720,262
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.177       1.204            --
                                                                                     2005   1.175       1.177        16,918
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.272       1.314            --
                                                                                     2005   1.236       1.272            --
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.240       1.274            --
                                                                                     2005   1.168       1.240        64,523
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.171            --
                                                                                     2005   1.000       1.104       295,809
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.017            --
                                                                                     2005   1.000       1.016        31,450
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085            --
                                                                                     2005   1.000       1.050       489,279
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.126            --
                                                                                     2005   1.000       1.083       203,169
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045            --
                                                                                     2005   1.000       1.027        37,182
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.349       1.428            --
                                                                                     2005   1.232       1.349        10,886
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.269       1.339            --
                                                                                     2005   1.260       1.269        72,202
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.180       1.215            --
                                                                                     2005   1.173       1.180     1,203,637
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.160       1.250            --
                                                                                     2005   1.115       1.160       414,455
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.400       1.604            --
                                                                                     2005   1.308       1.400       256,874
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.265       1.339            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.222       1.265       121,433
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.035       1.087            --
                                                                          2005   1.000       1.035        32,972
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102       1.111            --
                                                                          2005   1.089       1.102       941,307
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.025       1.013            --
                                                                          2005   1.032       1.025        21,132
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.197       1.246            --
                                                                          2005   1.201       1.197        26,075
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.110       1.275            --
                                                                          2005   1.000       1.110        26,780
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.265            --
                                                                          2005   1.000       1.106        36,600
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.066       1.025            --
                                                                          2005   1.046       1.066        15,246
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.470       1.570            --
                                                                          2013   1.268       1.470            --
                                                                          2012   1.173       1.268            --
                                                                          2011   1.201       1.173            --
                                                                          2010   1.096       1.201            --
                                                                          2009   0.914       1.096            --
                                                                          2008   1.251       0.914            --
                                                                          2007   1.155       1.251            --
                                                                          2006   1.098       1.155            --
                                                                          2005   1.076       1.098            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.898       0.868            --
                                                                          2008   1.431       0.898        49,461
                                                                          2007   1.501       1.431        45,353
                                                                          2006   1.324       1.501        46,303
                                                                          2005   1.302       1.324        57,756
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.770       0.787            --
                                                                          2008   1.385       0.770            --
                                                                          2007   1.261       1.385            --
                                                                          2006   1.209       1.261            --
                                                                          2005   1.147       1.209            --







                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.074       1.147            --
                                                                         2006   1.000       1.074        19,132
 AIM V.I. Premier Equity Subaccount (Series I) (11/01).................. 2006   1.251       1.310            --
                                                                         2005   1.213       1.251        24,538
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/01)........ 2006   1.352       1.310            --
                                                                         2005   1.206       1.352        17,902
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.573       2.569       369,949

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   2.041       2.573       394,031
                                                                                      2012   1.707       2.041       455,559
                                                                                      2011   1.920       1.707       485,533
                                                                                      2010   1.761       1.920       518,156
                                                                                      2009   1.268       1.761       622,216
                                                                                      2008   2.109       1.268       717,198
                                                                                      2007   1.882       2.109       845,324
                                                                                      2006   1.602       1.882       911,520
                                                                                      2005   1.439       1.602       948,592
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.211       2.341     1,002,618
                                                                                      2013   1.741       2.211     1,081,481
                                                                                      2012   1.514       1.741     1,256,777
                                                                                      2011   1.621       1.514     1,302,719
                                                                                      2010   1.399       1.621     1,475,737
                                                                                      2009   1.029       1.399     1,750,502
                                                                                      2008   1.882       1.029     1,842,828
                                                                                      2007   1.717       1.882     2,450,821
                                                                                      2006   1.596       1.717     2,875,091
                                                                                      2005   1.408       1.596     3,079,647
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.943       2.097     1,084,987
                                                                                      2013   1.491       1.943     1,151,936
                                                                                      2012   1.301       1.491     1,265,491
                                                                                      2011   1.358       1.301     1,350,622
                                                                                      2010   1.249       1.358     1,594,780
                                                                                      2009   0.975       1.249     1,912,481
                                                                                      2008   1.608       0.975     2,035,988
                                                                                      2007   1.569       1.608     2,642,214
                                                                                      2006   1.396       1.569     3,104,742
                                                                                      2005   1.352       1.396     3,749,688
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.588       1.567            --
                                                                                      2005   1.377       1.588        54,696
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (3/02).............................. 2007   2.695       2.815            --
                                                                                      2006   2.084       2.695         2,061
                                                                                      2005   1.669       2.084         2,063
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.763       2.281            --
                                                                                      2005   1.685       1.763       168,150
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.424       1.359            --
                                                                                      2007   1.362       1.424        15,100
                                                                                      2006   1.198       1.362        23,346
                                                                                      2005   1.177       1.198        23,701
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.237       1.164            --
                                                                                      2007   1.425       1.237        29,587
                                                                                      2006   1.407       1.425        28,456
                                                                                      2005   1.363       1.407        29,338
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.286       1.394            --
                                                                                      2005   1.196       1.286       362,351
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.283       1.426            --
                                                                                      2005   1.194       1.283       261,208
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.286       2.491        36,888
                                                                                      2013   1.789       2.286        37,750
                                                                                      2012   1.579       1.789        39,058
                                                                                      2011   1.664       1.579        44,190
                                                                                      2010   1.459       1.664        36,800
                                                                                      2009   1.103       1.459        62,481
                                                                                      2008   1.973       1.103        64,381
                                                                                      2007   1.724       1.973        88,720
                                                                                      2006   1.585       1.724        80,377
                                                                                      2005   1.393       1.585       101,217
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.085       2.251         8,502

                        PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.545       2.085         8,502
                                                                            2012   1.296       1.545         8,502
                                                                            2011   1.366       1.296         8,502
                                                                            2010   1.186       1.366         8,502
                                                                            2009   0.895       1.186         8,502
                                                                            2008   1.564       0.895         8,502
                                                                            2007   1.502       1.564         8,502
                                                                            2006   1.352       1.502         8,502
                                                                            2005   1.148       1.352            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................. 2014   2.990       3.094       144,114
                                                                            2013   2.255       2.990       153,855
                                                                            2012   2.018       2.255       182,905
                                                                            2011   2.319       2.018       197,378
                                                                            2010   1.849       2.319       246,793
                                                                            2009   1.356       1.849       350,431
                                                                            2008   2.300       1.356       371,451
                                                                            2007   2.044       2.300       565,391
                                                                            2006   1.864       2.044       664,361
                                                                            2005   1.618       1.864       646,045
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.440       1.663            --
                                                                            2005   1.334       1.440       795,038
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.418       3.101            --
                                                                            2007   2.720       3.418       192,110
                                                                            2006   2.176       2.720       230,006
                                                                            2005   1.750       2.176       226,439
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   2.103       1.824       132,442
                                                                            2013   1.753       2.103       154,875
                                                                            2012   1.520       1.753       188,533
                                                                            2011   1.742       1.520       226,364
                                                                            2010   1.647       1.742       307,538
                                                                            2009   1.232       1.647       447,909
                                                                            2008   2.117       1.232       559,398
                                                                            2007   1.880       2.117       777,681
                                                                            2006   1.586       1.880       941,992
                                                                            2005   1.475       1.586       926,674
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (7/02)............ 2006   1.514       1.800            --
                                                                            2005   1.425       1.514       114,648
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.050       1.071            --
                                                                            2005   1.062       1.050         4,730
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)................... 2006   1.225       1.261            --
                                                                            2005   1.166       1.225            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)....... 2010   1.556       1.573            --
                                                                            2009   1.269       1.556         1,896
                                                                            2008   1.832       1.269         1,898
                                                                            2007   1.543       1.832         1,900
                                                                            2006   1.487       1.543         1,902
                                                                            2005   1.356       1.487         2,629
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)............ 2008   1.526       1.433            --
                                                                            2007   1.430       1.526        15,969
                                                                            2006   1.242       1.430        20,377
                                                                            2005   1.206       1.242        29,219
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).......... 2011   1.830       1.953            --
                                                                            2010   1.508       1.830            --
                                                                            2009   0.985       1.508            --
                                                                            2008   1.801       0.985            --
                                                                            2007   1.517       1.801            --
                                                                            2006   1.442       1.517            --
                                                                            2005   1.324       1.442           792
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.509       1.681            --
                                                                            2005   1.487       1.509       326,819
Legg Mason Partners Variable Equity Trust

                           PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.386       2.803       175,062
                                                                                  2013   1.654       2.386       198,342
                                                                                  2012   1.428       1.654       195,241
                                                                                  2011   1.428       1.428       271,637
                                                                                  2010   1.171       1.428       369,558
                                                                                  2009   0.892       1.171       462,064
                                                                                  2008   1.534       0.892       531,361
                                                                                  2007   1.600       1.534       650,353
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.870       1.874            --
                                                                                  2013   1.450       1.870       165,322
                                                                                  2012   1.292       1.450       170,066
                                                                                  2011   1.412       1.292       251,853
                                                                                  2010   1.241       1.412       433,829
                                                                                  2009   0.983       1.241       527,013
                                                                                  2008   1.588       0.983       596,441
                                                                                  2007   1.668       1.588       712,487
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.973       2.137       234,129
                                                                                  2013   1.555       1.973       323,438
                                                                                  2012   1.375       1.555       342,308
                                                                                  2011   1.373       1.375       509,293
                                                                                  2010   1.249       1.373       590,521
                                                                                  2009   1.048       1.249       652,231
                                                                                  2008   1.520       1.048       492,441
                                                                                  2007   1.477       1.520       600,774
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.004       2.229        49,193
                                                                                  2013   1.490       2.004        58,585
                                                                                  2012   1.269       1.490        60,036
                                                                                  2011   1.309       1.269        61,746
                                                                                  2010   1.221       1.309        64,894
                                                                                  2009   0.879       1.221        86,002
                                                                                  2008   1.436       0.879       141,978
                                                                                  2007   1.443       1.436       163,477
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/01)........ 2014   1.987       2.166        66,843
                                                                                  2013   1.538       1.987        80,339
                                                                                  2012   1.353       1.538        78,826
                                                                                  2011   1.321       1.353       124,413
                                                                                  2010   1.237       1.321       154,877
                                                                                  2009   1.018       1.237       158,599
                                                                                  2008   1.621       1.018       149,673
                                                                                  2007   1.599       1.621       164,783
                                                                                  2006   1.386       1.599       171,203
                                                                                  2005   1.333       1.386       211,911
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/01)....... 2014   3.116       3.165        29,374
                                                                                  2013   2.172       3.116        31,900
                                                                                  2012   1.864       2.172        38,572
                                                                                  2011   1.884       1.864        36,782
                                                                                  2010   1.542       1.884        43,210
                                                                                  2009   1.107       1.542        50,380
                                                                                  2008   1.913       1.107        57,351
                                                                                  2007   1.783       1.913        89,930
                                                                                  2006   1.620       1.783        70,029
                                                                                  2005   1.583       1.620       143,267
 LMPVET Equity Index Subaccount (Class II) (10/01)............................... 2009   0.925       0.898            --
                                                                                  2008   1.517       0.925        34,894
                                                                                  2007   1.481       1.517        98,810
                                                                                  2006   1.319       1.481       136,587
                                                                                  2005   1.296       1.319       152,151
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.927       0.913            --
                                                                                  2010   0.870       0.927       170,127
                                                                                  2009   0.759       0.870       212,568
                                                                                  2008   0.987       0.759       229,397
                                                                                  2007   0.998       0.987       235,972
                                                                                  2006   0.982       0.998       270,702
                                                                                  2005   0.983       0.982       343,643
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/01)..................................... 2007   1.611       1.685            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.397       1.611       164,737
                                                                          2005   1.376       1.397       243,383
 LMPVPI Large Cap Growth Subaccount (Class I) (8/02)..................... 2007   1.388       1.442            --
                                                                          2006   1.364       1.388         2,156
                                                                          2005   1.329       1.364         1,994
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (1/00)................... 2007   1.606       1.658            --
                                                                          2006   1.481       1.606        28,822
                                                                          2005   1.381       1.481        27,139
 LMPVPII Growth and Income Subaccount (Class I) (1/00)................... 2007   1.441       1.501            --
                                                                          2006   1.314       1.441         1,236
                                                                          2005   1.299       1.314         1,238
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.566       1.623            --
                                                                          2006   1.369       1.566       503,952
                                                                          2005   1.358       1.369       620,310
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.751       1.925            --
                                                                          2006   1.599       1.751       581,538
                                                                          2005   1.514       1.599       697,616
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.085       1.116            --
                                                                          2005   1.071       1.085            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.696       1.630            --
                                                                          2007   1.639       1.696        13,048
                                                                          2006   1.731       1.639        15,526
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.053       2.074        23,820
                                                                          2013   1.915       2.053        23,820
                                                                          2012   1.678       1.915        23,820
                                                                          2011   1.676       1.678        23,820
                                                                          2010   1.478       1.676        29,733
                                                                          2009   1.028       1.478        34,280
                                                                          2008   1.388       1.028        56,433
                                                                          2007   1.384       1.388        61,525
                                                                          2006   1.321       1.384        57,810
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.992       1.101        74,458
                                                                          2013   0.980       0.992       108,237
                                                                          2012   0.795       0.980        89,584
                                                                          2011   0.860       0.795        91,338
                                                                          2010   0.758       0.860        96,869
                                                                          2009   0.575       0.758       132,888
                                                                          2008   1.009       0.575       158,211
                                                                          2007   1.213       1.009       176,242
                                                                          2006   1.003       1.213       200,270
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.356       2.447            --
                                                                          2013   1.870       2.356        71,955
                                                                          2012   1.560       1.870        60,805
                                                                          2011   1.725       1.560        78,171
                                                                          2010   1.612       1.725        86,743
                                                                          2009   1.153       1.612        83,686
                                                                          2008   2.033       1.153       101,120
                                                                          2007   1.597       2.033        73,509
                                                                          2006   1.567       1.597        62,572
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.439       2.729        67,244
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.489       2.295        42,892
                                                                          2013   1.950       2.489        43,584
                                                                          2012   1.544       1.950        43,598
                                                                          2011   1.839       1.544        79,099
                                                                          2010   1.616       1.839        85,271
                                                                          2009   1.065       1.616       128,760
                                                                          2008   1.841       1.065       166,017
                                                                          2007   1.903       1.841       252,581
                                                                          2006   1.737       1.903       239,316
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.999       2.132        67,488

                         PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.513       1.999        69,872
                                                                              2012   1.309       1.513        65,161
                                                                              2011   1.361       1.309        66,537
                                                                              2010   1.214       1.361        67,873
                                                                              2009   0.978       1.214        69,341
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.264       1.352       202,419
                                                                              2013   0.994       1.264       249,240
                                                                              2012   0.888       0.994       310,931
                                                                              2011   0.945       0.888       359,357
                                                                              2010   0.772       0.945       356,323
                                                                              2009   0.625       0.772       496,863
                                                                              2008   1.046       0.625       646,399
                                                                              2007   1.066       1.046       798,936
                                                                              2006   1.002       1.066            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.029       2.142         4,895
                                                                              2013   1.480       2.029         4,895
                                                                              2012   1.280       1.480         4,895
                                                                              2011   1.323       1.280        15,015
                                                                              2010   1.072       1.323        19,724
                                                                              2009   0.818       1.072        13,511
                                                                              2008   1.366       0.818        15,243
                                                                              2007   1.257       1.366        42,383
                                                                              2006   1.274       1.257        42,794
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.786       1.823        16,678
                                                                              2013   1.373       1.786        17,905
                                                                              2012   1.217       1.373        19,247
                                                                              2011   1.387       1.217        25,501
                                                                              2010   1.189       1.387        25,336
                                                                              2009   0.944       1.189        30,129
                                                                              2008   1.294       0.944        30,014
                                                                              2007   1.339       1.294        48,843
                                                                              2006   1.264       1.339        43,135
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.888       0.876            --
                                                                              2008   1.217       0.888            --
                                                                              2007   1.173       1.217            --
                                                                              2006   1.116       1.173            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   2.018       2.070        11,591
                                                                              2013   1.912       2.018        16,222
                                                                              2012   1.731       1.912        18,103
                                                                              2011   1.692       1.731        21,704
                                                                              2010   1.532       1.692        25,697
                                                                              2009   1.145       1.532        57,331
                                                                              2008   1.438       1.145        70,487
                                                                              2007   1.380       1.438        71,215
                                                                              2006   1.324       1.380        76,652
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.857       0.813            --
                                                                              2008   1.532       0.857        30,663
                                                                              2007   1.403       1.532        28,618
                                                                              2006   1.428       1.403        33,146
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.179       1.209        56,015
                                                                              2013   0.933       1.179        56,015
                                                                              2012   0.819       0.933       167,453
                                                                              2011   0.963       0.819       284,042
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.264       1.255       100,346
                                                                              2013   0.978       1.264       131,636
                                                                              2012   0.850       0.978       169,822
                                                                              2011   0.957       0.850       180,700
                                                                              2010   0.818       0.957       255,682
                                                                              2009   0.663       0.818       485,285
                                                                              2008   0.968       0.663       565,957
                                                                              2007   1.023       0.968       773,322
                                                                              2006   1.003       1.023       867,304
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.619       2.396            --

                          PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.819       2.619            --
                                                                               2012   2.426       2.819            --
                                                                               2011   3.048       2.426            --
                                                                               2010   2.519       3.048         1,340
                                                                               2009   1.526       2.519         3,485
                                                                               2008   3.505       1.526         2,057
                                                                               2007   2.797       3.505         2,059
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.414       2.332        96,612
                                                                               2008   3.105       1.414       119,770
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.960       1.780         2,276
                                                                               2013   1.684       1.960         6,773
                                                                               2012   1.479       1.684        37,741
                                                                               2011   1.698       1.479        37,990
                                                                               2010   1.562       1.698        48,436
                                                                               2009   1.217       1.562        51,123
                                                                               2008   2.163       1.217        59,152
                                                                               2007   2.072       2.163        78,241
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.997       1.077            --
                                                                               2012   0.970       0.997            --
                                                                               2011   1.050       0.970        16,973
                                                                               2010   0.875       1.050        16,973
                                                                               2009   0.656       0.875        29,507
                                                                               2008   1.090       0.656        29,651
                                                                               2007   1.237       1.090            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.091       2.061            --
                                                                               2013   1.541       2.091            --
                                                                               2012   1.446       1.541            --
                                                                               2011   1.592       1.446            --
                                                                               2010   1.235       1.592            --
                                                                               2009   0.805       1.235            --
                                                                               2008   1.459       0.805            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.271       1.267       231,104
                                                                               2013   1.025       1.271       292,082
                                                                               2012   0.867       1.025       272,586
                                                                               2011   0.970       0.867       348,086
                                                                               2010   0.857       0.970       339,256
                                                                               2009   0.629       0.857       387,761
                                                                               2008   1.084       0.629       437,628
                                                                               2007   1.045       1.084       686,231
                                                                               2006   0.996       1.045       701,592
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.331       1.340       197,956
                                                                               2013   1.498       1.331       216,910
                                                                               2012   1.405       1.498       235,985
                                                                               2011   1.291       1.405       256,710
                                                                               2010   1.225       1.291       279,120
                                                                               2009   1.061       1.225       301,467
                                                                               2008   1.164       1.061       318,433
                                                                               2007   1.106       1.164       260,216
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.448       1.472       743,941
                                                                               2013   1.513       1.448       781,916
                                                                               2012   1.419       1.513       937,744
                                                                               2011   1.410       1.419       968,441
                                                                               2010   1.335       1.410     1,131,136
                                                                               2009   1.205       1.335     1,360,890
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.842       1.998         4,624
                                                                               2013   1.418       1.842         4,624
                                                                               2012   1.315       1.418         4,624
                                                                               2011   1.411       1.315         4,624
                                                                               2010   1.244       1.411        10,595
                                                                               2009   1.029       1.244        34,681
                                                                               2008   1.571       1.029        41,766
                                                                               2007   1.533       1.571        61,326
                                                                               2006   1.434       1.533       119,162
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.136       1.251            --
                                                                               2006   1.086       1.136         7,052
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.605       1.638        97,903

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.620       1.605       113,851
                                                                          2012   1.488       1.620       146,336
                                                                          2011   1.471       1.488       147,391
                                                                          2010   1.344       1.471       155,496
                                                                          2009   1.035       1.344       177,313
                                                                          2008   1.188       1.035       163,220
                                                                          2007   1.142       1.188       219,540
                                                                          2006   1.109       1.142       171,152
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.710       1.783            --
                                                                          2012   1.563       1.710            --
                                                                          2011   1.946       1.563            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.255       1.387       181,903
                                                                          2013   0.961       1.255       192,072
                                                                          2012   0.835       0.961       196,349
                                                                          2011   0.892       0.835       216,761
                                                                          2010   0.781       0.892       207,026
                                                                          2009   0.676       0.781       326,074
                                                                          2008   1.087       0.676       408,775
                                                                          2007   1.072       1.087       664,258
                                                                          2006   1.001       1.072       243,560
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.877       2.036       161,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.586       1.658            --
                                                                          2006   1.506       1.586        77,629
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.826       2.024        12,969
                                                                          2013   1.395       1.826        13,679
                                                                          2012   1.259       1.395        14,853
                                                                          2011   1.288       1.259        17,873
                                                                          2010   1.172       1.288        63,414
                                                                          2009   1.008       1.172        64,349
                                                                          2008   1.647       1.008        64,884
                                                                          2007   1.644       1.647        56,019
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.259       1.316         5,583
                                                                          2013   1.300       1.259         5,583
                                                                          2012   1.239       1.300         5,583
                                                                          2011   1.192       1.239        25,170
                                                                          2010   1.127       1.192        25,176
                                                                          2009   1.055       1.127        25,181
                                                                          2008   1.120       1.055        31,758
                                                                          2007   1.080       1.120       135,085
                                                                          2006   1.045       1.080        57,422
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.490       1.583        24,591
                                                                          2013   1.137       1.490        28,166
                                                                          2012   1.019       1.137        34,961
                                                                          2011   1.147       1.019        58,059
                                                                          2010   0.981       1.147        75,376
                                                                          2009   0.783       0.981        69,749
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.909       0.887       209,209
                                                                          2013   0.932       0.909       210,267
                                                                          2012   0.955       0.932       246,195
                                                                          2011   0.979       0.955       134,289
                                                                          2010   1.003       0.979        63,279
                                                                          2009   1.023       1.003       115,454
                                                                          2008   1.020       1.023       457,759
                                                                          2007   0.995       1.020       303,139
                                                                          2006   0.978       0.995       298,259
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.759       0.749            --
                                                                          2008   1.302       0.759            --
                                                                          2007   1.383       1.302            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.733       0.763            --
                                                                          2008   1.361       0.733        38,887
                                                                          2007   1.342       1.361        62,372
                                                                          2006   1.332       1.342        92,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.186       1.302            --

                      PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.051       1.186       140,438
                                                                       2011   1.149       1.051       146,972
                                                                       2010   1.029       1.149       159,427
                                                                       2009   0.866       1.029       157,289
                                                                       2008   1.455       0.866       185,732
                                                                       2007   1.433       1.455       228,215
                                                                       2006   1.405       1.433       370,972
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.012       2.181        29,898
                                                                       2013   1.555       2.012        32,643
                                                                       2012   1.437       1.555        33,589
                                                                       2011   1.521       1.437        35,931
                                                                       2010   1.353       1.521        44,366
                                                                       2009   0.929       1.353        48,338
                                                                       2008   1.755       0.929        81,078
                                                                       2007   1.494       1.755        88,600
                                                                       2006   1.539       1.494        89,328
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.894       0.966            --
                                                                       2010   0.792       0.894       284,042
                                                                       2009   0.617       0.792       228,027
                                                                       2008   1.062       0.617       228,027
                                                                       2007   1.054       1.062       228,027
                                                                       2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.231       1.255            --
                                                                       2013   1.209       1.231            --
                                                                       2012   1.135       1.209            --
                                                                       2011   1.127       1.135            --
                                                                       2010   1.049       1.127            --
                                                                       2009   0.892       1.049            --
                                                                       2008   1.068       0.892            --
                                                                       2007   1.037       1.068            --
                                                                       2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.244       1.274        26,054
                                                                       2013   1.149       1.244        41,206
                                                                       2012   1.057       1.149        47,128
                                                                       2011   1.072       1.057       123,846
                                                                       2010   0.985       1.072        60,032
                                                                       2009   0.816       0.985        66,988
                                                                       2008   1.067       0.816        75,121
                                                                       2007   1.043       1.067       180,959
                                                                       2006   1.002       1.043       372,223
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.241       1.272       444,828
                                                                       2013   1.078       1.241       343,453
                                                                       2012   0.975       1.078       340,853
                                                                       2011   1.014       0.975       417,038
                                                                       2010   0.918       1.014       204,137
                                                                       2009   0.743       0.918       260,143
                                                                       2008   1.067       0.743       260,178
                                                                       2007   1.048       1.067       260,178
                                                                       2006   1.002       1.048        66,061
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.222       1.254            --
                                                                       2013   1.007       1.222            --
                                                                       2012   0.895       1.007       138,179
                                                                       2011   0.953       0.895       138,179
                                                                       2010   0.851       0.953       214,303
                                                                       2009   0.676       0.851        76,123
                                                                       2008   1.067       0.676        80,317
                                                                       2007   1.053       1.067       100,782
                                                                       2006   1.002       1.053       134,994
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.821       2.010        14,946
                                                                       2013   1.417       1.821        15,145
                                                                       2012   1.258       1.417        15,448
                                                                       2011   1.269       1.258        20,037
                                                                       2010   1.136       1.269        20,183
                                                                       2009   0.928       1.136        20,407
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.605       1.698       369,853

                            PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.385       1.605       409,014
                                                                                   2012   1.275       1.385       414,996
                                                                                   2011   1.278       1.275       496,556
                                                                                   2010   1.192       1.278       670,165
                                                                                   2009   1.033       1.192       781,431
                                                                                   2008   1.362       1.033       864,282
                                                                                   2007   1.340       1.362     1,050,728
                                                                                   2006   1.261       1.340     1,221,226
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.802       1.949       122,503
                                                                                   2013   1.361       1.802       121,692
                                                                                   2012   1.196       1.361        27,335
                                                                                   2011   1.215       1.196        49,055
                                                                                   2010   1.117       1.215        63,742
                                                                                   2009   0.948       1.117       122,785
                                                                                   2008   1.440       0.948       109,659
                                                                                   2007   1.371       1.440       115,603
                                                                                   2006   1.248       1.371       125,653
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.122       2.071         3,595
                                                                                   2013   1.709       2.122         4,307
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.345       1.308            --
                                                                                   2013   1.084       1.345            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.537       1.632            --
                                                                                   2013   1.135       1.537            --
                                                                                   2012   0.980       1.135            --
                                                                                   2011   1.018       0.980            --
                                                                                   2010   0.894       1.018         5,284
                                                                                   2009   0.640       0.894         5,290
                                                                                   2008   1.132       0.640         5,297
                                                                                   2007   1.063       1.132        26,068
                                                                                   2006   0.998       1.063         5,309
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.134       2.221            --
                                                                                   2013   1.517       2.134            --
                                                                                   2012   1.341       1.517            --
                                                                                   2011   1.355       1.341         3,801
                                                                                   2010   1.031       1.355         6,037
                                                                                   2009   0.762       1.031        20,865
                                                                                   2008   1.167       0.762        23,574
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.131       1.171            --
                                                                                   2006   1.071       1.131         4,730
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.113       1.119        18,114
                                                                                   2013   1.148       1.113        18,114
                                                                                   2012   1.136       1.148        18,114
                                                                                   2011   1.102       1.136        18,114
                                                                                   2010   1.066       1.102        21,218
                                                                                   2009   1.045       1.066        24,909
                                                                                   2008   1.073       1.045        38,731
                                                                                   2007   1.053       1.073        86,594
                                                                                   2006   1.023       1.053        86,283
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.435       1.548            --
                                                                                   2013   1.219       1.435            --
                                                                                   2012   1.112       1.219            --
                                                                                   2011   1.098       1.112            --
                                                                                   2010   1.026       1.098            --
                                                                                   2009   0.889       1.026            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.573       1.699        11,138
                                                                                   2013   1.206       1.573        11,739
                                                                                   2012   1.095       1.206        12,123
                                                                                   2011   1.169       1.095        12,356
                                                                                   2010   1.070       1.169        12,966
                                                                                   2009   0.831       1.070        14,757
                                                                                   2008   1.354       0.831        14,042
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.973       0.978            --
                                                                                   2005   0.969       0.973       241,352
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.100       1.310            --

                             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.066       1.100        12,321
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.083       1.101            --
                                                                                     2006   1.102       1.083       433,579
                                                                                     2005   1.106       1.102       715,457
 PIMCO VIT Total Return Subaccount (Administrative Class) (10/01)................... 2009   1.167       1.202            --
                                                                                     2008   1.141       1.167     1,559,149
                                                                                     2007   1.075       1.141     1,775,820
                                                                                     2006   1.061       1.075     2,224,202
                                                                                     2005   1.061       1.061     2,820,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (1/00)............................ 2008   1.582       1.463            --
                                                                                     2007   1.469       1.582            --
                                                                                     2006   1.356       1.469            --
                                                                                     2005   1.295       1.356            --
 Putnam VT International Equity Subaccount (Class IB) (10/01)....................... 2007   1.929       2.083            --
                                                                                     2006   1.548       1.929       152,649
                                                                                     2005   1.414       1.548       118,435
 Putnam VT Small Cap Value Subaccount (Class IB) (11/01)............................ 2007   2.100       2.236            --
                                                                                     2006   1.835       2.100        96,742
                                                                                     2005   1.756       1.835       120,574
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (11/01).............................. 2006   1.345       1.428            --
                                                                                     2005   1.268       1.345       101,135
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.246       1.324            --
                                                                                     2005   1.272       1.246       179,647
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.589       1.731            --
                                                                                     2005   1.449       1.589        61,319
 Travelers Equity Income Subaccount (11/01)......................................... 2006   1.341       1.405            --
                                                                                     2005   1.315       1.341       350,621
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.292       1.321            --
                                                                                     2005   1.291       1.292        87,127
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.350       1.394            --
                                                                                     2005   1.313       1.350         6,807
 Travelers Large Cap Subaccount (10/01)............................................. 2006   1.296       1.332            --
                                                                                     2005   1.222       1.296       106,339
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.170            --
                                                                                     2005   1.000       1.104            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.016            --
                                                                                     2005   1.000       1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.084            --
                                                                                     2005   1.000       1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.082       1.125            --
                                                                                     2005   1.000       1.082         6,250
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.044            --
                                                                                     2005   1.000       1.027            --
 Travelers Mercury Large Cap Core Subaccount (12/01)................................ 2006   1.422       1.506            --
                                                                                     2005   1.301       1.422       121,684
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.458       1.539            --
                                                                                     2005   1.450       1.458        92,226
 Travelers MFS(Reg. TM) Total Return Subaccount (10/01)............................. 2006   1.225       1.261            --
                                                                                     2005   1.219       1.225     1,931,053
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.158       1.248            --
                                                                                     2005   1.114       1.158        55,119
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.516       1.737            --
                                                                                     2005   1.419       1.516       187,814
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.355       1.434            --

                       PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.310       1.355       160,260
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.034       1.086            --
                                                                          2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.101       1.109            --
                                                                          2005   1.088       1.101       206,711
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.058       1.045            --
                                                                          2005   1.067       1.058       135,960
 Travelers Strategic Equity Subaccount (11/01)........................... 2006   1.343       1.397            --
                                                                          2005   1.348       1.343        39,402
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.109       1.274            --
                                                                          2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.264            --
                                                                          2005   1.000       1.105            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.064       1.023            --
                                                                          2005   1.045       1.064        85,624
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.456       1.553            --
                                                                          2013   1.257       1.456            --
                                                                          2012   1.164       1.257            --
                                                                          2011   1.193       1.164            --
                                                                          2010   1.090       1.193            --
                                                                          2009   0.909       1.090            --
                                                                          2008   1.246       0.909            --
                                                                          2007   1.152       1.246            --
                                                                          2006   1.096       1.152            --
                                                                          2005   1.076       1.096            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.978       0.946            --
                                                                          2008   1.562       0.978        71,131
                                                                          2007   1.639       1.562        73,228
                                                                          2006   1.447       1.639       104,710
                                                                          2005   1.425       1.447       204,245
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.802       0.820            --
                                                                          2008   1.444       0.802            --
                                                                          2007   1.316       1.444            --
                                                                          2006   1.263       1.316            --
                                                                          2005   1.200       1.263            --



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --
                             Portfolio Architect L
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                               PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.166       1.138             --
                                                                              2005   1.034       1.166        340,220
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.780       2.792        518,055
                                                                              2013   2.192       2.780        658,843
                                                                              2012   1.822       2.192        783,425
                                                                              2011   2.037       1.822      1,051,730
                                                                              2010   1.857       2.037      1,330,000
                                                                              2009   1.329       1.857      1,654,944
                                                                              2008   2.198       1.329      2,379,174
                                                                              2007   1.950       2.198      3,019,485
                                                                              2006   1.649       1.950      3,272,923
                                                                              2005   1.473       1.649      3,306,916
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.258       2.405      1,813,215
                                                                              2013   1.768       2.258      2,229,673
                                                                              2012   1.528       1.768      3,037,485
                                                                              2011   1.625       1.528      3,717,045
                                                                              2010   1.395       1.625      5,177,280
                                                                              2009   1.019       1.395      6,568,679
                                                                              2008   1.854       1.019      7,523,472
                                                                              2007   1.681       1.854      9,443,710
                                                                              2006   1.553       1.681     11,381,502
                                                                              2005   1.362       1.553     12,017,148
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.958       2.127      2,337,377
                                                                              2013   1.494       1.958      2,785,514
                                                                              2012   1.296       1.494      3,326,363
                                                                              2011   1.345       1.296      4,013,778
                                                                              2010   1.229       1.345      5,343,946
                                                                              2009   0.954       1.229      6,416,233
                                                                              2008   1.564       0.954      7,779,967
                                                                              2007   1.517       1.564      9,042,382
                                                                              2006   1.341       1.517     11,151,752
                                                                              2005   1.291       1.341     12,001,784
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.297       1.282             --
                                                                              2005   1.117       1.297        270,405
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.703       2.217             --
                                                                              2005   1.618       1.703        843,861
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)................. 2008   1.208       1.155             --
                                                                              2007   1.149       1.208        161,972
                                                                              2006   1.005       1.149        183,032
                                                                              2005   0.981       1.005        249,538
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)........... 2008   0.982       0.926             --
                                                                              2007   1.124       0.982        453,336
                                                                              2006   1.104       1.124        539,602
                                                                              2005   1.063       1.104        683,335
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302       1.415             --
                                                                              2005   1.204       1.302        290,919
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299       1.447             --
                                                                              2005   1.202       1.299        490,676
Fidelity(Reg. TM) Variable Insurance Products

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.136       2.342       130,194
                                                                                      2013   1.662       2.136       170,116
                                                                                      2012   1.458       1.662       260,316
                                                                                      2011   1.528       1.458       343,381
                                                                                      2010   1.331       1.528       382,127
                                                                                      2009   1.001       1.331       455,233
                                                                                      2008   1.779       1.001       522,821
                                                                                      2007   1.545       1.779       725,933
                                                                                      2006   1.412       1.545       813,613
                                                                                      2005   1.233       1.412     1,044,869
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.017       2.191        95,090
                                                                                      2013   1.486       2.017        95,093
                                                                                      2012   1.239       1.486       137,556
                                                                                      2011   1.298       1.239       140,047
                                                                                      2010   1.120       1.298       159,184
                                                                                      2009   0.840       1.120       166,988
                                                                                      2008   1.460       0.840       172,383
                                                                                      2007   1.393       1.460       188,195
                                                                                      2006   1.247       1.393       190,901
                                                                                      2005   1.053       1.247       199,781
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.766       2.879       655,119
                                                                                      2013   2.074       2.766       718,223
                                                                                      2012   1.844       2.074       842,647
                                                                                      2011   2.107       1.844       972,451
                                                                                      2010   1.670       2.107     1,238,022
                                                                                      2009   1.217       1.670     1,681,269
                                                                                      2008   2.053       1.217     2,066,887
                                                                                      2007   1.813       2.053     2,716,635
                                                                                      2006   1.643       1.813     3,237,766
                                                                                      2005   1.418       1.643     3,764,767
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.242       1.443            --
                                                                                      2005   1.144       1.242     3,654,757
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.515       3.195            --
                                                                                      2007   2.780       3.515     1,157,087
                                                                                      2006   2.211       2.780     1,274,566
                                                                                      2005   1.767       2.211     1,292,213
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.061       1.798       615,196
                                                                                      2013   1.707       2.061       736,012
                                                                                      2012   1.471       1.707       873,396
                                                                                      2011   1.677       1.471     1,184,591
                                                                                      2010   1.576       1.677     1,655,204
                                                                                      2009   1.171       1.576     2,113,721
                                                                                      2008   2.001       1.171     2,480,408
                                                                                      2007   1.766       2.001     3,105,587
                                                                                      2006   1.481       1.766     3,387,056
                                                                                      2005   1.369       1.481     3,582,390
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.246       1.490            --
                                                                                      2005   1.166       1.246     1,139,324
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.061       1.084            --
                                                                                      2005   1.067       1.061        55,885
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.144       1.181            --
                                                                                      2005   1.082       1.144     1,010,201
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.206       1.221            --
                                                                                      2009   0.978       1.206        20,421
                                                                                      2008   1.403       0.978        21,460
                                                                                      2007   1.174       1.403        19,937
                                                                                      2006   1.125       1.174        19,742
                                                                                      2005   1.020       1.125        25,381
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.186       1.117            --
                                                                                      2007   1.105       1.186        17,001
                                                                                      2006   0.955       1.105        45,973
                                                                                      2005   0.921       0.955        68,205
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02).................... 2011   1.268       1.356            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.039       1.268        17,198
                                                                                  2009   0.674       1.039        26,085
                                                                                  2008   1.226       0.674        50,844
                                                                                  2007   1.026       1.226        47,513
                                                                                  2006   0.970       1.026        53,457
                                                                                  2005   0.885       0.970        52,265
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.534       1.717            --
                                                                                  2005   1.502       1.534       624,032
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.150       2.541     1,317,629
                                                                                  2013   1.482       2.150     1,584,549
                                                                                  2012   1.272       1.482     1,879,010
                                                                                  2011   1.264       1.272     2,642,871
                                                                                  2010   1.030       1.264     3,367,807
                                                                                  2009   0.780       1.030     4,137,806
                                                                                  2008   1.333       0.780     5,049,565
                                                                                  2007   1.385       1.333     6,557,656
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.874       1.882            --
                                                                                  2013   1.444       1.874     1,194,671
                                                                                  2012   1.280       1.444     1,642,469
                                                                                  2011   1.390       1.280     2,076,780
                                                                                  2010   1.214       1.390     2,803,202
                                                                                  2009   0.956       1.214     3,421,700
                                                                                  2008   1.536       0.956     4,209,432
                                                                                  2007   1.606       1.536     6,335,447
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.986       2.164       924,866
                                                                                  2013   1.556       1.986     1,078,321
                                                                                  2012   1.367       1.556     1,362,647
                                                                                  2011   1.357       1.367     1,594,807
                                                                                  2010   1.228       1.357     2,103,886
                                                                                  2009   1.024       1.228     2,783,815
                                                                                  2008   1.476       1.024     2,662,566
                                                                                  2007   1.428       1.476     3,337,982
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.975       2.210       505,467
                                                                                  2013   1.459       1.975       609,250
                                                                                  2012   1.235       1.459       694,021
                                                                                  2011   1.266       1.235       773,695
                                                                                  2010   1.175       1.266       974,827
                                                                                  2009   0.840       1.175     1,237,382
                                                                                  2008   1.365       0.840     1,608,272
                                                                                  2007   1.366       1.365     1,984,106
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.897       2.080       537,270
                                                                                  2013   1.460       1.897       577,204
                                                                                  2012   1.276       1.460       600,041
                                                                                  2011   1.239       1.276       765,771
                                                                                  2010   1.153       1.239       996,080
                                                                                  2009   0.943       1.153     1,306,183
                                                                                  2008   1.493       0.943     1,488,498
                                                                                  2007   1.463       1.493     1,963,508
                                                                                  2006   1.261       1.463     1,457,483
                                                                                  2005   1.205       1.261     2,187,413
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.763       2.823       202,476
                                                                                  2013   1.914       2.763       245,727
                                                                                  2012   1.632       1.914       314,666
                                                                                  2011   1.640       1.632       376,370
                                                                                  2010   1.335       1.640       458,914
                                                                                  2009   0.952       1.335       610,895
                                                                                  2008   1.636       0.952       751,633
                                                                                  2007   1.515       1.636     1,112,460
                                                                                  2006   1.369       1.515       874,133
                                                                                  2005   1.329       1.369     1,450,361
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.863       0.839            --
                                                                                  2008   1.406       0.863     2,029,831
                                                                                  2007   1.365       1.406     2,219,452
                                                                                  2006   1.208       1.365     2,630,281
                                                                                  2005   1.180       1.208     3,241,340

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.968       0.956            --
                                                                               2010   0.903       0.968       322,322
                                                                               2009   0.784       0.903       299,074
                                                                               2008   1.013       0.784       345,215
                                                                               2007   1.018       1.013       548,010
                                                                               2006   0.996       1.018       638,708
                                                                               2005   0.991       0.996       790,687
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.426       1.494            --
                                                                               2006   1.229       1.426     3,034,285
                                                                               2005   1.204       1.229     4,123,387
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.180       1.229            --
                                                                               2006   1.154       1.180       116,227
                                                                               2005   1.117       1.154       192,032
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.309       1.354            --
                                                                               2006   1.200       1.309        67,603
                                                                               2005   1.113       1.200        68,803
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.218       1.271            --
                                                                               2006   1.103       1.218        42,273
                                                                               2005   1.085       1.103       127,638
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.601       1.663            --
                                                                               2006   1.391       1.601       826,360
                                                                               2005   1.372       1.391       912,109
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.790       1.971            --
                                                                               2006   1.625       1.790     1,328,761
                                                                               2005   1.529       1.625     1,853,134
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.096       1.130            --
                                                                               2005   1.075       1.096            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.419       1.367            --
                                                                               2007   1.363       1.419       261,262
                                                                               2006   1.434       1.363       351,310
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   2.167       2.203        80,306
                                                                               2013   2.009       2.167        88,116
                                                                               2012   1.751       2.009        88,948
                                                                               2011   1.738       1.751       124,795
                                                                               2010   1.523       1.738       127,025
                                                                               2009   1.053       1.523       143,499
                                                                               2008   1.413       1.053       158,575
                                                                               2007   1.401       1.413       299,564
                                                                               2006   1.331       1.401       340,237
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.039       1.160       310,049
                                                                               2013   1.020       1.039       383,995
                                                                               2012   0.823       1.020       474,516
                                                                               2011   0.885       0.823       474,994
                                                                               2010   0.775       0.885       641,160
                                                                               2009   0.584       0.775       816,265
                                                                               2008   1.019       0.584       855,425
                                                                               2007   1.218       1.019     1,163,744
                                                                               2006   1.003       1.218     1,350,094
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.018       2.100            --
                                                                               2013   1.593       2.018       141,757
                                                                               2012   1.321       1.593       202,684
                                                                               2011   1.452       1.321       236,066
                                                                               2010   1.348       1.452       305,878
                                                                               2009   0.959       1.348       321,892
                                                                               2008   1.680       0.959       251,583
                                                                               2007   1.312       1.680        84,653
                                                                               2006   1.282       1.312       171,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.094       2.352       266,968

                        PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.239       2.077       323,359
                                                                            2013   1.744       2.239       482,243
                                                                            2012   1.372       1.744       549,592
                                                                            2011   1.625       1.372       641,477
                                                                            2010   1.419       1.625       747,582
                                                                            2009   0.930       1.419       802,152
                                                                            2008   1.597       0.930       856,150
                                                                            2007   1.641       1.597     1,056,563
                                                                            2006   1.492       1.641       931,468
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.678       1.801       470,012
                                                                            2013   1.263       1.678       181,981
                                                                            2012   1.085       1.263       241,527
                                                                            2011   1.122       1.085       298,421
                                                                            2010   0.995       1.122       379,198
                                                                            2009   0.799       0.995       418,573
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.324       1.425       726,447
                                                                            2013   1.035       1.324       799,370
                                                                            2012   0.919       1.035       812,733
                                                                            2011   0.972       0.919     1,047,413
                                                                            2010   0.789       0.972     1,445,895
                                                                            2009   0.635       0.789     1,704,558
                                                                            2008   1.057       0.635     2,003,655
                                                                            2007   1.070       1.057     2,160,726
                                                                            2006   1.002       1.070        40,020
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.137       2.269        25,703
                                                                            2013   1.549       2.137        26,069
                                                                            2012   1.332       1.549        15,307
                                                                            2011   1.368       1.332        15,725
                                                                            2010   1.102       1.368        18,452
                                                                            2009   0.836       1.102        60,851
                                                                            2008   1.388       0.836        59,738
                                                                            2007   1.269       1.388        48,553
                                                                            2006   1.281       1.269        11,402
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.881       1.932        29,687
                                                                            2013   1.438       1.881        18,264
                                                                            2012   1.266       1.438        37,838
                                                                            2011   1.435       1.266        87,923
                                                                            2010   1.223       1.435       128,168
                                                                            2009   0.965       1.223       144,548
                                                                            2008   1.315       0.965       137,581
                                                                            2007   1.353       1.315       116,308
                                                                            2006   1.271       1.353        63,505
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913       0.902            --
                                                                            2008   1.244       0.913            --
                                                                            2007   1.192       1.244            --
                                                                            2006   1.130       1.192            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.027       2.092       110,899
                                                                            2013   1.909       2.027       118,929
                                                                            2012   1.718       1.909       153,382
                                                                            2011   1.670       1.718       146,258
                                                                            2010   1.503       1.670       198,592
                                                                            2009   1.117       1.503       249,155
                                                                            2008   1.394       1.117       202,705
                                                                            2007   1.329       1.394       342,408
                                                                            2006   1.270       1.329       574,161
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.829       0.787            --
                                                                            2008   1.472       0.829       337,188
                                                                            2007   1.340       1.472       506,785
                                                                            2006   1.359       1.340       537,554
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.235       1.274        15,498
                                                                            2013   0.971       1.235        21,250
                                                                            2012   0.848       0.971        27,810
                                                                            2011   0.993       0.848        35,637
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.324       1.322       810,682

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.018       1.324       846,791
                                                                               2012   0.879       1.018     1,058,238
                                                                               2011   0.984       0.879     1,261,776
                                                                               2010   0.836       0.984     1,735,051
                                                                               2009   0.674       0.836     2,214,711
                                                                               2008   0.978       0.674     2,622,643
                                                                               2007   1.027       0.978     3,365,676
                                                                               2006   1.003       1.027     1,958,877
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.559       2.349       292,813
                                                                               2013   2.744       2.559       379,606
                                                                               2012   2.351       2.744       438,511
                                                                               2011   2.946       2.351       527,315
                                                                               2010   2.427       2.946       915,318
                                                                               2009   1.463       2.427     1,016,774
                                                                               2008   3.200       1.463     1,093,219
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.937       1.769       143,874
                                                                               2013   1.654       1.937       173,765
                                                                               2012   1.444       1.654       202,318
                                                                               2011   1.648       1.444       311,839
                                                                               2010   1.507       1.648       330,280
                                                                               2009   1.167       1.507       310,313
                                                                               2008   2.062       1.167       359,515
                                                                               2007   1.967       2.062       561,962
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.043       1.129            --
                                                                               2012   1.009       1.043        73,602
                                                                               2011   1.085       1.009        69,579
                                                                               2010   0.900       1.085       118,496
                                                                               2009   0.670       0.900        80,073
                                                                               2008   1.107       0.670        98,949
                                                                               2007   1.251       1.107        11,588
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06)................... 2014   1.331       1.335       987,081
                                                                               2013   1.067       1.331     1,190,193
                                                                               2012   0.897       1.067       697,161
                                                                               2011   0.998       0.897       979,522
                                                                               2010   0.877       0.998     1,209,322
                                                                               2009   0.639       0.877     1,666,362
                                                                               2008   1.095       0.639     1,838,210
                                                                               2007   1.049       1.095     2,240,779
                                                                               2006   0.996       1.049     2,055,848
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.419       1.437     1,110,748
                                                                               2013   1.588       1.419     1,248,411
                                                                               2012   1.480       1.588     1,606,661
                                                                               2011   1.352       1.480     1,898,630
                                                                               2010   1.275       1.352     1,949,954
                                                                               2009   1.097       1.275     2,502,184
                                                                               2008   1.197       1.097     2,786,262
                                                                               2007   1.133       1.197     3,537,567
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.642       1.679     3,729,551
                                                                               2013   1.705       1.642     4,463,758
                                                                               2012   1.590       1.705     5,327,278
                                                                               2011   1.569       1.590     6,096,907
                                                                               2010   1.478       1.569     7,176,841
                                                                               2009   1.329       1.478     9,102,928
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.964       2.143        99,773
                                                                               2013   1.503       1.964       157,115
                                                                               2012   1.385       1.503       133,779
                                                                               2011   1.478       1.385       158,623
                                                                               2010   1.295       1.478       169,087
                                                                               2009   1.065       1.295       343,781
                                                                               2008   1.615       1.065       117,736
                                                                               2007   1.567       1.615       131,153
                                                                               2006   1.460       1.567       145,731
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.147       1.265            --
                                                                               2006   1.092       1.147         8,773
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.701       1.746       287,452

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.706       1.701       342,005
                                                                          2012   1.558       1.706       356,760
                                                                          2011   1.531       1.558       470,107
                                                                          2010   1.390       1.531       656,923
                                                                          2009   1.064       1.390     1,208,409
                                                                          2008   1.214       1.064     1,274,191
                                                                          2007   1.160       1.214     1,385,294
                                                                          2006   1.122       1.160     2,208,049
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.200       1.253            --
                                                                          2012   1.090       1.200        15,495
                                                                          2011   1.351       1.090        15,726
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.314       1.462       458,657
                                                                          2013   1.001       1.314       526,332
                                                                          2012   0.864       1.001       552,442
                                                                          2011   0.917       0.864       631,619
                                                                          2010   0.798       0.917       673,978
                                                                          2009   0.687       0.798       749,610
                                                                          2008   1.098       0.687       786,202
                                                                          2007   1.076       1.098     1,045,180
                                                                          2006   1.001       1.076     1,093,247
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.885       2.053     1,015,948
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.412       1.480            --
                                                                          2006   1.336       1.412       432,930
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.696       1.892       114,159
                                                                          2013   1.288       1.696       122,037
                                                                          2012   1.156       1.288       155,463
                                                                          2011   1.175       1.156       233,058
                                                                          2010   1.063       1.175       260,063
                                                                          2009   0.908       1.063       185,744
                                                                          2008   1.476       0.908       234,239
                                                                          2007   1.467       1.476       270,281
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.400       1.472        74,693
                                                                          2013   1.437       1.400       106,865
                                                                          2012   1.362       1.437       171,668
                                                                          2011   1.301       1.362       234,570
                                                                          2010   1.224       1.301       292,811
                                                                          2009   1.139       1.224       316,965
                                                                          2008   1.201       1.139       333,953
                                                                          2007   1.151       1.201       522,148
                                                                          2006   1.110       1.151       186,368
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.420       1.518       439,632
                                                                          2013   1.077       1.420       500,085
                                                                          2012   0.960       1.077       589,855
                                                                          2011   1.074       0.960       652,745
                                                                          2010   0.913       1.074       720,036
                                                                          2009   0.726       0.913     1,048,488
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.968       0.951       985,487
                                                                          2013   0.986       0.968     1,126,343
                                                                          2012   1.005       0.986       703,892
                                                                          2011   1.024       1.005     1,035,035
                                                                          2010   1.043       1.024     1,214,239
                                                                          2009   1.058       1.043     1,727,401
                                                                          2008   1.047       1.058     1,346,251
                                                                          2007   1.016       1.047       920,417
                                                                          2006   0.995       1.016       814,212
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.678       0.707            --
                                                                          2008   1.252       0.678       945,305
                                                                          2007   1.227       1.252     1,217,980
                                                                          2006   1.212       1.227     1,534,327
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.254       1.380            --

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.105       1.254     1,029,210
                                                                       2011   1.201       1.105     1,168,932
                                                                       2010   1.069       1.201     1,508,357
                                                                       2009   0.894       1.069     1,903,920
                                                                       2008   1.494       0.894     2,250,263
                                                                       2007   1.462       1.494     2,732,435
                                                                       2006   1.428       1.462     3,423,841
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.211       1.320       193,154
                                                                       2013   0.930       1.211       234,038
                                                                       2012   0.855       0.930       274,868
                                                                       2011   0.899       0.855       302,463
                                                                       2010   0.795       0.899       359,813
                                                                       2009   0.543       0.795       581,592
                                                                       2008   1.019       0.543       681,325
                                                                       2007   0.862       1.019       980,232
                                                                       2006   0.885       0.862     1,150,626
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920        43,726
                                                                       2009   0.627       0.810     1,077,965
                                                                       2008   1.073       0.627       101,904
                                                                       2007   1.059       1.073        77,136
                                                                       2006   1.002       1.059        82,046
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322       430,523
                                                                       2013   1.259       1.289       417,449
                                                                       2012   1.175       1.259       520,839
                                                                       2011   1.159       1.175       977,009
                                                                       2010   1.073       1.159     1,133,326
                                                                       2009   0.907       1.073     1,311,540
                                                                       2008   1.079       0.907     2,469,357
                                                                       2007   1.041       1.079       694,072
                                                                       2006   1.001       1.041       345,238
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342     1,175,552
                                                                       2013   1.197       1.303     1,234,705
                                                                       2012   1.094       1.197     1,086,315
                                                                       2011   1.103       1.094       856,186
                                                                       2010   1.007       1.103       516,813
                                                                       2009   0.829       1.007       682,868
                                                                       2008   1.078       0.829       461,557
                                                                       2007   1.047       1.078       138,575
                                                                       2006   1.002       1.047        96,735
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       638,286
                                                                       2013   1.122       1.299       219,185
                                                                       2012   1.009       1.122       520,086
                                                                       2011   1.042       1.009       600,708
                                                                       2010   0.938       1.042       609,621
                                                                       2009   0.755       0.938       689,973
                                                                       2008   1.078       0.755       355,115
                                                                       2007   1.053       1.078       365,282
                                                                       2006   1.002       1.053       138,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322       911,409
                                                                       2013   1.048       1.279       554,360
                                                                       2012   0.926       1.048       575,212
                                                                       2011   0.980       0.926       578,356
                                                                       2010   0.870       0.980       587,548
                                                                       2009   0.687       0.870       319,169
                                                                       2008   1.078       0.687       354,568
                                                                       2007   1.058       1.078     3,790,478
                                                                       2006   1.002       1.058     3,867,318
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.750       1.943     1,022,357
                                                                       2013   1.354       1.750     1,063,213
                                                                       2012   1.195       1.354     1,307,129
                                                                       2011   1.198       1.195     1,484,612
                                                                       2010   1.066       1.198     1,648,777
                                                                       2009   0.868       1.066     1,906,871
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.749       1.861     2,269,858

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.500       1.749      2,492,063
                                                                                   2012   1.372       1.500      2,935,454
                                                                                   2011   1.368       1.372      3,574,565
                                                                                   2010   1.268       1.368      4,554,104
                                                                                   2009   1.091       1.268      5,570,751
                                                                                   2008   1.431       1.091      6,623,364
                                                                                   2007   1.399       1.431      8,475,997
                                                                                   2006   1.311       1.399     10,776,451
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.910       2.078        841,320
                                                                                   2013   1.433       1.910        989,132
                                                                                   2012   1.252       1.433        338,627
                                                                                   2011   1.264       1.252        408,089
                                                                                   2010   1.156       1.264        479,929
                                                                                   2009   0.975       1.156        579,426
                                                                                   2008   1.472       0.975        741,138
                                                                                   2007   1.393       1.472        811,778
                                                                                   2006   1.262       1.393        724,652
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.841       1.807         66,962
                                                                                   2013   1.477       1.841         72,995
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.416       1.386         60,738
                                                                                   2013   1.137       1.416         63,268
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.610       1.720        106,733
                                                                                   2013   1.182       1.610        115,351
                                                                                   2012   1.014       1.182        103,358
                                                                                   2011   1.047       1.014        109,972
                                                                                   2010   0.914       1.047        129,295
                                                                                   2009   0.651       0.914        166,401
                                                                                   2008   1.143       0.651        192,308
                                                                                   2007   1.067       1.143        294,582
                                                                                   2006   0.998       1.067        375,374
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.756       1.839        148,340
                                                                                   2013   1.241       1.756        162,202
                                                                                   2012   1.091       1.241        224,852
                                                                                   2011   1.095       1.091        279,661
                                                                                   2010   0.829       1.095        309,244
                                                                                   2009   0.609       0.829        310,798
                                                                                   2008   0.928       0.609        349,280
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.150       1.192             --
                                                                                   2006   1.084       1.150         55,924
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.180       1.192             --
                                                                                   2013   1.209       1.180             --
                                                                                   2012   1.190       1.209             --
                                                                                   2011   1.147       1.190             --
                                                                                   2010   1.102       1.147             --
                                                                                   2009   1.075       1.102          4,767
                                                                                   2008   1.097       1.075          3,806
                                                                                   2007   1.069       1.097          5,256
                                                                                   2006   1.035       1.069          5,154
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.520       1.650             --
                                                                                   2013   1.284       1.520             --
                                                                                   2012   1.164       1.284             --
                                                                                   2011   1.142       1.164             --
                                                                                   2010   1.061       1.142             --
                                                                                   2009   0.916       1.061             --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.384       1.503         46,219
                                                                                   2013   1.055       1.384         66,285
                                                                                   2012   0.952       1.055         66,527
                                                                                   2011   1.010       0.952         94,906
                                                                                   2010   0.919       1.010        111,797
                                                                                   2009   0.709       0.919        113,066
                                                                                   2008   1.151       0.709        136,012
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.987       0.995             --
                                                                                   2005   0.977       0.987        848,137
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.111       1.329             --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.071       1.111          4,459
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.107       1.128             --
                                                                                     2006   1.119       1.107      4,427,645
                                                                                     2005   1.117       1.119      4,051,146
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.283       1.325             --
                                                                                     2008   1.248       1.283     10,331,159
                                                                                     2007   1.169       1.248     13,620,913
                                                                                     2006   1.146       1.169     17,239,178
                                                                                     2005   1.140       1.146     22,862,275
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.828       1.977             --
                                                                                     2006   1.458       1.828        638,928
                                                                                     2005   1.323       1.458        563,447
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.157       2.302             --
                                                                                     2006   1.874       2.157        987,227
                                                                                     2005   1.783       1.874      1,262,872
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.277       1.359             --
                                                                                     2005   1.196       1.277        625,300
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.193       1.270             --
                                                                                     2005   1.211       1.193      1,185,709
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.314       1.434             --
                                                                                     2005   1.191       1.314        402,107
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.360       1.428             --
                                                                                     2005   1.326       1.360      4,685,823
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.300       1.331             --
                                                                                     2005   1.291       1.300        889,535
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.100       1.138             --
                                                                                     2005   1.064       1.100        221,079
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.177       1.212             --
                                                                                     2005   1.103       1.177      1,408,457
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.108       1.177             --
                                                                                     2005   1.000       1.108          4,537
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.019       1.022             --
                                                                                     2005   1.000       1.019        111,348
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.053       1.090             --
                                                                                     2005   1.000       1.053        127,111
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.086       1.132             --
                                                                                     2005   1.000       1.086      3,605,600
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.030       1.049             --
                                                                                     2005   1.000       1.030          4,434
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.259       1.336             --
                                                                                     2005   1.145       1.259        577,073
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   0.837       0.885             --
                                                                                     2005   0.827       0.837      1,379,504
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.271       1.311             --
                                                                                     2005   1.258       1.271     14,835,633
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.262             --
                                                                                     2005   1.119       1.169        534,003
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.300       1.492             --
                                                                                     2005   1.209       1.300        900,979
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.377       1.460             --
                                                                                     2005   1.324       1.377        135,007
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.038       1.092             --
                                                                                     2005   1.000       1.038          2,873

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.112       1.122            --
                                                                          2005   1.092       1.112     2,085,055
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.121       1.110            --
                                                                          2005   1.124       1.121     1,128,780
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.056       1.101            --
                                                                          2005   1.054       1.056       968,595
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.113       1.281            --
                                                                          2005   1.000       1.113         8,406
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109       1.271            --
                                                                          2005   1.000       1.109        15,029
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075       1.035            --
                                                                          2005   1.049       1.075         4,894
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.543       1.656            --
                                                                          2013   1.324       1.543            --
                                                                          2012   1.219       1.324            --
                                                                          2011   1.242       1.219            --
                                                                          2010   1.128       1.242            --
                                                                          2009   0.935       1.128            --
                                                                          2008   1.274       0.935            --
                                                                          2007   1.170       1.274            --
                                                                          2006   1.107       1.170            --
                                                                          2005   1.080       1.107            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.797       0.772            --
                                                                          2008   1.265       0.797       537,009
                                                                          2007   1.319       1.265       766,683
                                                                          2006   1.158       1.319       906,464
                                                                          2005   1.133       1.158     1,240,004
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.623       0.638            --
                                                                          2008   1.114       0.623        16,681
                                                                          2007   1.010       1.114        53,456
                                                                          2006   0.963       1.010        53,468
                                                                          2005   0.909       0.963        66,019







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.372       1.337           --
                                                                         2005   1.218       1.372        8,961
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.719       2.729        8,073
                                                                         2013   2.147       2.719       10,070
                                                                         2012   1.786       2.147       12,354
                                                                         2011   1.999       1.786       16,439
                                                                         2010   1.824       1.999       19,281
                                                                         2009   1.307       1.824       22,377
                                                                         2008   2.163       1.307       35,802
                                                                         2007   1.921       2.163       11,841
                                                                         2006   1.626       1.921        1,393
                                                                         2005   1.454       1.626        1,395
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.336       2.486       81,655

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.831       2.336      120,647
                                                                                      2012   1.584       1.831      122,813
                                                                                      2011   1.687       1.584      125,992
                                                                                      2010   1.450       1.687      253,145
                                                                                      2009   1.060       1.450      273,186
                                                                                      2008   1.930       1.060      289,909
                                                                                      2007   1.752       1.930      275,894
                                                                                      2006   1.620       1.752      331,594
                                                                                      2005   1.422       1.620      320,187
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.053       2.227      197,386
                                                                                      2013   1.568       2.053      237,412
                                                                                      2012   1.361       1.568      521,861
                                                                                      2011   1.414       1.361      536,049
                                                                                      2010   1.294       1.414      538,731
                                                                                      2009   1.005       1.294      562,754
                                                                                      2008   1.649       1.005      611,944
                                                                                      2007   1.601       1.649      621,304
                                                                                      2006   1.417       1.601      665,666
                                                                                      2005   1.365       1.417      612,262
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.612       1.593           --
                                                                                      2005   1.391       1.612           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.789       2.328           --
                                                                                      2005   1.702       1.789       24,733
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.460       1.396           --
                                                                                      2007   1.390       1.460       22,444
                                                                                      2006   1.217       1.390       23,082
                                                                                      2005   1.189       1.217       19,911
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.268       1.196           --
                                                                                      2007   1.454       1.268           --
                                                                                      2006   1.429       1.454           --
                                                                                      2005   1.377       1.429           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.299       1.412           --
                                                                                      2005   1.203       1.299           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.297       1.444           --
                                                                                      2005   1.201       1.297           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.416       2.645       20,603
                                                                                      2013   1.881       2.416       20,905
                                                                                      2012   1.652       1.881       20,097
                                                                                      2011   1.732       1.652       21,049
                                                                                      2010   1.511       1.732       20,945
                                                                                      2009   1.137       1.511       20,548
                                                                                      2008   2.024       1.137       20,382
                                                                                      2007   1.759       2.024       21,679
                                                                                      2006   1.610       1.759       20,986
                                                                                      2005   1.407       1.610       21,375
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.203       2.391           --
                                                                                      2013   1.625       2.203           --
                                                                                      2012   1.356       1.625           --
                                                                                      2011   1.422       1.356           --
                                                                                      2010   1.229       1.422           --
                                                                                      2009   0.923       1.229           --
                                                                                      2008   1.604       0.923           --
                                                                                      2007   1.533       1.604           --
                                                                                      2006   1.373       1.533           --
                                                                                      2005   1.160       1.373           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   3.160       3.286       21,027

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.371       3.160        22,752
                                                                                  2012   2.111       2.371        48,347
                                                                                  2011   2.414       2.111        49,875
                                                                                  2010   1.915       2.414        54,192
                                                                                  2009   1.397       1.915        57,190
                                                                                  2008   2.359       1.397        60,584
                                                                                  2007   2.086       2.359        43,873
                                                                                  2006   1.892       2.086        63,282
                                                                                  2005   1.635       1.892        60,437
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.462       1.697            --
                                                                                  2005   1.348       1.462        24,185
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.498       3.179            --
                                                                                  2007   2.770       3.498         4,524
                                                                                  2006   2.205       2.770        24,671
                                                                                  2005   1.764       2.205        25,451
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.223       1.937        12,390
                                                                                  2013   1.843       2.223        13,682
                                                                                  2012   1.590       1.843        51,633
                                                                                  2011   1.814       1.590        54,394
                                                                                  2010   1.706       1.814        58,651
                                                                                  2009   1.270       1.706        60,785
                                                                                  2008   2.171       1.270        61,717
                                                                                  2007   1.918       2.171        61,720
                                                                                  2006   1.610       1.918        42,323
                                                                                  2005   1.490       1.610        42,325
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.537       1.837            --
                                                                                  2005   1.440       1.537        18,752
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.059       1.082            --
                                                                                  2005   1.066       1.059            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.243       1.283            --
                                                                                  2005   1.178       1.243            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.611       1.632            --
                                                                                  2009   1.308       1.611            --
                                                                                  2008   1.879       1.308            --
                                                                                  2007   1.574       1.879            --
                                                                                  2006   1.510       1.574            --
                                                                                  2005   1.370       1.510            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.565       1.472            --
                                                                                  2007   1.459       1.565            --
                                                                                  2006   1.261       1.459            --
                                                                                  2005   1.218       1.261            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.905       2.037            --
                                                                                  2010   1.562       1.905            --
                                                                                  2009   1.015       1.562            --
                                                                                  2008   1.847       1.015            --
                                                                                  2007   1.548       1.847            --
                                                                                  2006   1.464       1.548            --
                                                                                  2005   1.338       1.464            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.529       1.711            --
                                                                                  2005   1.500       1.529        16,669
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.521       2.977       103,837
                                                                                  2013   1.740       2.521       121,139
                                                                                  2012   1.494       1.740        62,773
                                                                                  2011   1.487       1.494        72,412
                                                                                  2010   1.213       1.487       102,247
                                                                                  2009   0.919       1.213       115,739
                                                                                  2008   1.573       0.919       116,108
                                                                                  2007   1.635       1.573       116,304
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.976       1.984            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.524       1.976        45,355
                                                                                  2012   1.352       1.524        46,219
                                                                                  2011   1.470       1.352        47,165
                                                                                  2010   1.285       1.470        47,299
                                                                                  2009   1.013       1.285        55,692
                                                                                  2008   1.629       1.013        55,699
                                                                                  2007   1.705       1.629        61,204
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.085       2.269        79,299
                                                                                  2013   1.635       2.085        84,013
                                                                                  2012   1.438       1.635       255,278
                                                                                  2011   1.429       1.438       260,890
                                                                                  2010   1.294       1.429       362,822
                                                                                  2009   1.081       1.294       378,076
                                                                                  2008   1.559       1.081       383,820
                                                                                  2007   1.509       1.559       390,865
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.118       2.367        25,022
                                                                                  2013   1.566       2.118        27,222
                                                                                  2012   1.327       1.566        30,027
                                                                                  2011   1.362       1.327        32,520
                                                                                  2010   1.265       1.362        57,354
                                                                                  2009   0.906       1.265        58,283
                                                                                  2008   1.473       0.906        58,789
                                                                                  2007   1.475       1.473       112,702
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.100       2.300         3,053
                                                                                  2013   1.618       2.100         3,053
                                                                                  2012   1.416       1.618         3,053
                                                                                  2011   1.376       1.416         6,071
                                                                                  2010   1.281       1.376         6,076
                                                                                  2009   1.050       1.281         6,082
                                                                                  2008   1.662       1.050         6,088
                                                                                  2007   1.632       1.662        77,506
                                                                                  2006   1.407       1.632         6,098
                                                                                  2005   1.347       1.407         6,103
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.293       3.361        16,324
                                                                                  2013   2.284       3.293        16,771
                                                                                  2012   1.950       2.284        16,817
                                                                                  2011   1.961       1.950        17,901
                                                                                  2010   1.597       1.961        18,931
                                                                                  2009   1.141       1.597        18,797
                                                                                  2008   1.962       1.141        19,603
                                                                                  2007   1.819       1.962        37,101
                                                                                  2006   1.645       1.819        12,736
                                                                                  2005   1.599       1.645        13,402
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.953       0.927            --
                                                                                  2008   1.555       0.953        41,330
                                                                                  2007   1.512       1.555        83,751
                                                                                  2006   1.339       1.512       109,497
                                                                                  2005   1.310       1.339       111,342
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.961       0.949            --
                                                                                  2010   0.897       0.961            --
                                                                                  2009   0.779       0.897            --
                                                                                  2008   1.008       0.779            --
                                                                                  2007   1.015       1.008            --
                                                                                  2006   0.994       1.015            --
                                                                                  2005   0.990       0.994            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.643       1.722            --
                                                                                  2006   1.419       1.643        48,307
                                                                                  2005   1.390       1.419        39,811
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.416       1.473            --
                                                                                  2006   1.385       1.416            --
                                                                                  2005   1.342       1.385            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.638       1.694            --
                                                                                  2006   1.504       1.638            --
                                                                                  2005   1.396       1.504            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.470       1.534           --
                                                                          2006   1.334       1.470           --
                                                                          2005   1.312       1.334           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.595       1.656           --
                                                                          2006   1.387       1.595           --
                                                                          2005   1.370       1.387           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.784       1.964           --
                                                                          2006   1.620       1.784       30,605
                                                                          2005   1.527       1.620       29,794
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.094       1.127           --
                                                                          2005   1.074       1.094           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.739       1.675           --
                                                                          2007   1.672       1.739           --
                                                                          2006   1.761       1.672           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.170       2.203           --
                                                                          2013   2.013       2.170           --
                                                                          2012   1.756       2.013           --
                                                                          2011   1.745       1.756           --
                                                                          2010   1.531       1.745           --
                                                                          2009   1.059       1.531           --
                                                                          2008   1.423       1.059           --
                                                                          2007   1.412       1.423           --
                                                                          2006   1.343       1.412           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.031       1.150       15,402
                                                                          2013   1.013       1.031       12,820
                                                                          2012   0.818       1.013       13,795
                                                                          2011   0.881       0.818       14,339
                                                                          2010   0.772       0.881       14,029
                                                                          2009   0.583       0.772       19,699
                                                                          2008   1.017       0.583       20,217
                                                                          2007   1.217       1.017       18,559
                                                                          2006   1.003       1.217       47,855
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.489       2.590           --
                                                                          2013   1.966       2.489        4,911
                                                                          2012   1.632       1.966        6,025
                                                                          2011   1.796       1.632        7,344
                                                                          2010   1.670       1.796        8,728
                                                                          2009   1.189       1.670       10,237
                                                                          2008   2.085       1.189       12,060
                                                                          2007   1.630       2.085           --
                                                                          2006   1.593       1.630           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.582       2.898        3,937
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.631       2.437       78,444
                                                                          2013   2.051       2.631       82,136
                                                                          2012   1.615       2.051       73,971
                                                                          2011   1.915       1.615       75,542
                                                                          2010   1.673       1.915       83,885
                                                                          2009   1.098       1.673       86,915
                                                                          2008   1.888       1.098       88,609
                                                                          2007   1.942       1.888       96,904
                                                                          2006   1.767       1.942       79,377
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.113       2.265           --
                                                                          2013   1.591       2.113           --
                                                                          2012   1.369       1.591           --
                                                                          2011   1.417       1.369           --
                                                                          2010   1.258       1.417           --
                                                                          2009   1.010       1.258        4,209
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.313       1.412       10,995

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.028       1.313       12,070
                                                                               2012   0.914       1.028       12,070
                                                                               2011   0.968       0.914       13,276
                                                                               2010   0.786       0.968       17,654
                                                                               2009   0.633       0.786       18,915
                                                                               2008   1.055       0.633       20,454
                                                                               2007   1.069       1.055       51,069
                                                                               2006   1.002       1.069           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.119       2.248           --
                                                                               2013   1.537       2.119           --
                                                                               2012   1.323       1.537       15,995
                                                                               2011   1.360       1.323       15,995
                                                                               2010   1.097       1.360       15,995
                                                                               2009   0.833       1.097       16,576
                                                                               2008   1.384       0.833       16,576
                                                                               2007   1.267       1.384       16,576
                                                                               2006   1.279       1.267           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.864       1.914           --
                                                                               2013   1.427       1.864           --
                                                                               2012   1.258       1.427           --
                                                                               2011   1.427       1.258           --
                                                                               2010   1.217       1.427           --
                                                                               2009   0.962       1.217           --
                                                                               2008   1.311       0.962           --
                                                                               2007   1.350       1.311           --
                                                                               2006   1.270       1.350           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.909       0.898           --
                                                                               2008   1.240       0.909           --
                                                                               2007   1.189       1.240           --
                                                                               2006   1.127       1.189           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.133       2.198           --
                                                                               2013   2.010       2.133           --
                                                                               2012   1.811       2.010           --
                                                                               2011   1.762       1.811           --
                                                                               2010   1.587       1.762           --
                                                                               2009   1.180       1.587        1,645
                                                                               2008   1.475       1.180        2,878
                                                                               2007   1.408       1.475        2,879
                                                                               2006   1.347       1.408        2,880
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.884       0.839           --
                                                                               2008   1.571       0.884           --
                                                                               2007   1.432       1.571           --
                                                                               2006   1.453       1.432       20,979
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.225       1.263           --
                                                                               2013   0.965       1.225           --
                                                                               2012   0.843       0.965           --
                                                                               2011   0.988       0.843           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.314       1.311       40,231
                                                                               2013   1.011       1.314       40,607
                                                                               2012   0.874       1.011       41,023
                                                                               2011   0.979       0.874       39,068
                                                                               2010   0.833       0.979       52,882
                                                                               2009   0.672       0.833       51,533
                                                                               2008   0.976       0.672       53,326
                                                                               2007   1.026       0.976       52,541
                                                                               2006   1.003       1.026       85,604
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.532       2.321        7,383
                                                                               2013   2.717       2.532        6,148
                                                                               2012   2.331       2.717        5,417
                                                                               2011   2.923       2.331        5,012
                                                                               2010   2.411       2.923        4,368
                                                                               2009   1.455       2.411        4,794
                                                                               2008   3.184       1.455        4,037
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.072       1.890       39,313

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.771       2.072        40,754
                                                                          2012   1.548       1.771        87,526
                                                                          2011   1.768       1.548        89,477
                                                                          2010   1.618       1.768        91,525
                                                                          2009   1.254       1.618        95,403
                                                                          2008   2.219       1.254        98,100
                                                                          2007   2.117       2.219        83,632
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.035       1.120            --
                                                                          2012   1.003       1.035            --
                                                                          2011   1.079       1.003            --
                                                                          2010   0.896       1.079            --
                                                                          2009   0.668       0.896            --
                                                                          2008   1.104       0.668            --
                                                                          2007   1.249       1.104            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.321       1.323        53,143
                                                                          2013   1.060       1.321        59,201
                                                                          2012   0.892       1.060        21,819
                                                                          2011   0.993       0.892        32,235
                                                                          2010   0.873       0.993        32,089
                                                                          2009   0.637       0.873        32,028
                                                                          2008   1.093       0.637        32,330
                                                                          2007   1.049       1.093        32,071
                                                                          2006   0.996       1.049        32,135
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.404       1.420        82,816
                                                                          2013   1.573       1.404       138,848
                                                                          2012   1.467       1.573       142,661
                                                                          2011   1.342       1.467       154,354
                                                                          2010   1.267       1.342       154,424
                                                                          2009   1.091       1.267        60,065
                                                                          2008   1.192       1.091        60,153
                                                                          2007   1.128       1.192        60,230
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.530       1.564        40,566
                                                                          2013   1.591       1.530       133,048
                                                                          2012   1.485       1.591       149,537
                                                                          2011   1.467       1.485       151,908
                                                                          2010   1.383       1.467       150,476
                                                                          2009   1.244       1.383       192,697
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.943       2.118            --
                                                                          2013   1.489       1.943            --
                                                                          2012   1.373       1.489            --
                                                                          2011   1.466       1.373            --
                                                                          2010   1.287       1.466            --
                                                                          2009   1.059       1.287            --
                                                                          2008   1.608       1.059            --
                                                                          2007   1.562       1.608         5,914
                                                                          2006   1.456       1.562         5,919
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145       1.263            --
                                                                          2006   1.091       1.145         5,867
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.685       1.728            --
                                                                          2013   1.692       1.685            --
                                                                          2012   1.546       1.692            --
                                                                          2011   1.521       1.546            --
                                                                          2010   1.382       1.521            --
                                                                          2009   1.059       1.382            --
                                                                          2008   1.210       1.059            --
                                                                          2007   1.157       1.210            --
                                                                          2006   1.120       1.157            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.798       1.877            --
                                                                          2012   1.636       1.798            --
                                                                          2011   2.029       1.636            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.304       1.449        32,535

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.994       1.304       33,110
                                                                        2012   0.859       0.994       34,801
                                                                        2011   0.913       0.859       34,909
                                                                        2010   0.795       0.913       33,310
                                                                        2009   0.685       0.795       36,689
                                                                        2008   1.096       0.685       39,921
                                                                        2007   1.075       1.096       39,265
                                                                        2006   1.001       1.075       38,973
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.987       2.162       44,375
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.618       1.695           --
                                                                        2006   1.532       1.618           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.929       2.150           --
                                                                        2013   1.466       1.929           --
                                                                        2012   1.318       1.466           --
                                                                        2011   1.341       1.318           --
                                                                        2010   1.214       1.341           --
                                                                        2009   1.039       1.214           --
                                                                        2008   1.689       1.039           --
                                                                        2007   1.681       1.689           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.331       1.397           --
                                                                        2013   1.367       1.331           --
                                                                        2012   1.297       1.367           --
                                                                        2011   1.241       1.297           --
                                                                        2010   1.168       1.241           --
                                                                        2009   1.088       1.168           --
                                                                        2008   1.148       1.088        8,166
                                                                        2007   1.102       1.148        8,193
                                                                        2006   1.063       1.102           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.574       1.681           --
                                                                        2013   1.196       1.574           --
                                                                        2012   1.067       1.196           --
                                                                        2011   1.194       1.067           --
                                                                        2010   1.016       1.194           --
                                                                        2009   0.809       1.016        9,022
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.961       0.942       11,402
                                                                        2013   0.980       0.961       11,433
                                                                        2012   0.999       0.980       11,464
                                                                        2011   1.019       0.999       11,495
                                                                        2010   1.039       1.019       11,524
                                                                        2009   1.055       1.039       11,554
                                                                        2008   1.046       1.055       11,582
                                                                        2007   1.015       1.046       11,611
                                                                        2006   0.995       1.015       11,640
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.756       0.788           --
                                                                        2008   1.396       0.756        9,029
                                                                        2007   1.370       1.396        9,029
                                                                        2006   1.355       1.370        9,029
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.247       1.371           --
                                                                        2012   1.100       1.247       28,505
                                                                        2011   1.196       1.100       30,926
                                                                        2010   1.065       1.196       49,012
                                                                        2009   0.893       1.065       49,785
                                                                        2008   1.492       0.893       50,732
                                                                        2007   1.462       1.492       77,841
                                                                        2006   1.429       1.462       77,841
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.127       2.316           --
                                                                        2013   1.635       2.127           --
                                                                        2012   1.504       1.635           --
                                                                        2011   1.583       1.504           --
                                                                        2010   1.401       1.583           --
                                                                        2009   0.958       1.401        2,977
                                                                        2008   1.800       0.958        5,203
                                                                        2007   1.524       1.800        5,205
                                                                        2006   1.565       1.524        5,207
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.915       0.991           --

                     PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.807       0.915            --
                                                                     2009   0.626       0.807            --
                                                                     2008   1.071       0.626            --
                                                                     2007   1.058       1.071            --
                                                                     2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.279       1.310            --
                                                                     2013   1.250       1.279            --
                                                                     2012   1.168       1.250            --
                                                                     2011   1.153       1.168            --
                                                                     2010   1.069       1.153            --
                                                                     2009   0.904       1.069            --
                                                                     2008   1.077       0.904            --
                                                                     2007   1.040       1.077            --
                                                                     2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.293       1.331            --
                                                                     2013   1.189       1.293            --
                                                                     2012   1.088       1.189            --
                                                                     2011   1.097       1.088            --
                                                                     2010   1.003       1.097            --
                                                                     2009   0.827       1.003            --
                                                                     2008   1.076       0.827            --
                                                                     2007   1.047       1.076            --
                                                                     2006   1.002       1.047            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.289       1.328       672,852
                                                                     2013   1.114       1.289       633,132
                                                                     2012   1.004       1.114       633,132
                                                                     2011   1.038       1.004       633,132
                                                                     2010   0.935       1.038       637,663
                                                                     2009   0.753       0.935       633,132
                                                                     2008   1.076       0.753       633,132
                                                                     2007   1.052       1.076       608,755
                                                                     2006   1.002       1.052            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.270       1.310            --
                                                                     2013   1.041       1.270            --
                                                                     2012   0.920       1.041            --
                                                                     2011   0.975       0.920            --
                                                                     2010   0.867       0.975            --
                                                                     2009   0.685       0.867            --
                                                                     2008   1.076       0.685            --
                                                                     2007   1.057       1.076            --
                                                                     2006   1.002       1.057            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.925       2.135        29,636
                                                                     2013   1.490       1.925        29,636
                                                                     2012   1.317       1.490        29,636
                                                                     2011   1.321       1.317        33,066
                                                                     2010   1.176       1.321        33,066
                                                                     2009   0.958       1.176        37,753
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.697       1.804        19,749
                                                                     2013   1.457       1.697        56,063
                                                                     2012   1.334       1.457        57,958
                                                                     2011   1.331       1.334        60,973
                                                                     2010   1.235       1.331        74,129
                                                                     2009   1.064       1.235        94,315
                                                                     2008   1.397       1.064       137,359
                                                                     2007   1.367       1.397       143,277
                                                                     2006   1.282       1.367       134,570
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.892       2.056        23,719
                                                                     2013   1.421       1.892        24,287
                                                                     2012   1.242       1.421            --
                                                                     2011   1.256       1.242            --
                                                                     2010   1.149       1.256            --
                                                                     2009   0.970       1.149            --
                                                                     2008   1.466       0.970            --
                                                                     2007   1.389       1.466            --
                                                                     2006   1.260       1.389            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.243       2.200            --
                                                                     2013   1.800       2.243            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.404       1.372            --
                                                                                   2013   1.128       1.404            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.597       1.705        12,241
                                                                                   2013   1.174       1.597        12,241
                                                                                   2012   1.009       1.174        12,241
                                                                                   2011   1.042       1.009        12,241
                                                                                   2010   0.911       1.042        12,241
                                                                                   2009   0.649       0.911        12,241
                                                                                   2008   1.141       0.649        12,241
                                                                                   2007   1.066       1.141        12,241
                                                                                   2006   0.998       1.066        12,241
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.255       2.359            --
                                                                                   2013   1.595       2.255            --
                                                                                   2012   1.403       1.595            --
                                                                                   2011   1.411       1.403            --
                                                                                   2010   1.068       1.411            --
                                                                                   2009   0.786       1.068            --
                                                                                   2008   1.198       0.786            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.147       1.189            --
                                                                                   2006   1.082       1.147            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.168       1.180            --
                                                                                   2013   1.198       1.168            --
                                                                                   2012   1.181       1.198            --
                                                                                   2011   1.139       1.181            --
                                                                                   2010   1.096       1.139            --
                                                                                   2009   1.070       1.096            --
                                                                                   2008   1.093       1.070            --
                                                                                   2007   1.067       1.093            --
                                                                                   2006   1.033       1.067            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.506       1.632            --
                                                                                   2013   1.273       1.506            --
                                                                                   2012   1.155       1.273            --
                                                                                   2011   1.135       1.155            --
                                                                                   2010   1.055       1.135            --
                                                                                   2009   0.912       1.055            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.663       1.804        24,087
                                                                                   2013   1.268       1.663        24,190
                                                                                   2012   1.146       1.268        23,758
                                                                                   2011   1.217       1.146        24,170
                                                                                   2010   1.108       1.217        23,160
                                                                                   2009   0.856       1.108        22,500
                                                                                   2008   1.390       0.856        21,693
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.987       0.995            --
                                                                                   2005   0.979       0.987        11,670
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.110       1.326            --
                                                                                   2005   1.070       1.110            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.103       1.123            --
                                                                                   2006   1.116       1.103        60,291
                                                                                   2005   1.115       1.116        60,291
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.202       1.241            --
                                                                                   2008   1.170       1.202       165,771
                                                                                   2007   1.097       1.170       171,818
                                                                                   2006   1.077       1.097       168,805
                                                                                   2005   1.072       1.077       167,332
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.969       2.129            --
                                                                                   2006   1.572       1.969        66,294
                                                                                   2005   1.428       1.572        67,482
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.143       2.285            --
                                                                                   2006   1.863       2.143        25,467
                                                                                   2005   1.774       1.863        25,776

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.366       1.453            --
                                                                                     2005   1.281       1.366        20,979
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.265       1.347            --
                                                                                     2005   1.285       1.265         2,881
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.614       1.761            --
                                                                                     2005   1.464       1.614            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.361       1.429            --
                                                                                     2005   1.329       1.361        78,736
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.311       1.343            --
                                                                                     2005   1.304       1.311            --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.370       1.417            --
                                                                                     2005   1.327       1.370            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.316       1.355            --
                                                                                     2005   1.235       1.316            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.176            --
                                                                                     2005   1.000       1.107            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.021            --
                                                                                     2005   1.000       1.018            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.089            --
                                                                                     2005   1.000       1.052            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.131            --
                                                                                     2005   1.000       1.085            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.048            --
                                                                                     2005   1.000       1.029            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.444       1.532            --
                                                                                     2005   1.314       1.444            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.481       1.565            --
                                                                                     2005   1.465       1.481         5,209
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.243       1.282            --
                                                                                     2005   1.231       1.243       137,752
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.167       1.260            --
                                                                                     2005   1.118       1.167            --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.540       1.767            --
                                                                                     2005   1.433       1.540        80,331
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.373       1.456            --
                                                                                     2005   1.321       1.373         5,924
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.037       1.091            --
                                                                                     2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.110       1.120            --
                                                                                     2005   1.092       1.110            --
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.074       1.063            --
                                                                                     2005   1.078       1.074         8,248
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.363       1.421            --
                                                                                     2005   1.362       1.363         8,608
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.113       1.279            --
                                                                                     2005   1.000       1.113            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.270            --
                                                                                     2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.073       1.033            --
                                                                                     2005   1.049       1.073            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.528       1.638            --

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.313       1.528           --
                                                                2012   1.209       1.313           --
                                                                2011   1.233       1.209           --
                                                                2010   1.121       1.233           --
                                                                2009   0.931       1.121           --
                                                                2008   1.269       0.931           --
                                                                2007   1.167       1.269           --
                                                                2006   1.105       1.167           --
                                                                2005   1.079       1.105           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)............ 2009   1.008       0.977           --
                                                                2008   1.602       1.008        7,450
                                                                2007   1.673       1.602        7,453
                                                                2006   1.470       1.673        7,456
                                                                2005   1.439       1.470        7,459
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)........ 2009   0.827       0.846           --
                                                                2008   1.481       0.827           --
                                                                2007   1.343       1.481           --
                                                                2006   1.282       1.343           --
                                                                2005   1.212       1.282           --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334            --
                                                                         2005   1.217       1.370            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712        44,549
                                                                         2013   2.136       2.704        47,581
                                                                         2012   1.778       2.136        64,002
                                                                         2011   1.991       1.778        84,709
                                                                         2010   1.818       1.991       114,549
                                                                         2009   1.303       1.818       129,042
                                                                         2008   2.158       1.303       136,429
                                                                         2007   1.917       2.158       165,904
                                                                         2006   1.624       1.917       178,010
                                                                         2005   1.452       1.624       110,811
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.323       2.471       169,530
                                                                         2013   1.822       2.323       179,136
                                                                         2012   1.577       1.822       201,731
                                                                         2011   1.680       1.577       294,984
                                                                         2010   1.444       1.680       352,085
                                                                         2009   1.057       1.444       361,028
                                                                         2008   1.925       1.057       383,503
                                                                         2007   1.748       1.925       430,026
                                                                         2006   1.618       1.748       437,863
                                                                         2005   1.420       1.618       340,966
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.042       2.214       101,783
                                                                         2013   1.560       2.042       105,690
                                                                         2012   1.355       1.560       109,643
                                                                         2011   1.408       1.355       146,289
                                                                         2010   1.289       1.408       237,742
                                                                         2009   1.002       1.289       289,134
                                                                         2008   1.645       1.002       335,713
                                                                         2007   1.598       1.645       412,337
                                                                         2006   1.415       1.598       415,257
                                                                         2005   1.364       1.415       319,906
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.610       1.591            --
                                                                         2005   1.389       1.610            --
Delaware VIP Trust

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.787       2.323            --
                                                                                      2005   1.701       1.787         1,402
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.456       1.392            --
                                                                                      2007   1.387       1.456            --
                                                                                      2006   1.215       1.387            --
                                                                                      2005   1.187       1.215            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.265       1.193            --
                                                                                      2007   1.451       1.265         1,265
                                                                                      2006   1.427       1.451         1,316
                                                                                      2005   1.375       1.427         1,318
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.410            --
                                                                                      2005   1.202       1.298        31,491
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.295       1.442            --
                                                                                      2005   1.200       1.295        34,696
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.403       2.629            --
                                                                                      2013   1.872       2.403            --
                                                                                      2012   1.644       1.872            --
                                                                                      2011   1.725       1.644           974
                                                                                      2010   1.505       1.725         1,024
                                                                                      2009   1.134       1.505         1,070
                                                                                      2008   2.018       1.134         1,114
                                                                                      2007   1.756       2.018         1,175
                                                                                      2006   1.607       1.756         1,223
                                                                                      2005   1.406       1.607         1,225
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.191       2.377            --
                                                                                      2013   1.617       2.191            --
                                                                                      2012   1.350       1.617            --
                                                                                      2011   1.416       1.350            --
                                                                                      2010   1.224       1.416            --
                                                                                      2009   0.920       1.224            --
                                                                                      2008   1.600       0.920            --
                                                                                      2007   1.530       1.600            --
                                                                                      2006   1.371       1.530            --
                                                                                      2005   1.159       1.371            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   3.142       3.266        54,981
                                                                                      2013   2.359       3.142        60,115
                                                                                      2012   2.101       2.359        57,618
                                                                                      2011   2.405       2.101        65,395
                                                                                      2010   1.908       2.405        70,427
                                                                                      2009   1.393       1.908        98,681
                                                                                      2008   2.353       1.393       100,963
                                                                                      2007   2.082       2.353       110,828
                                                                                      2006   1.889       2.082       108,117
                                                                                      2005   1.633       1.889        93,631
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.459       1.693            --
                                                                                      2005   1.347       1.459        76,699
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.490       3.171            --
                                                                                      2007   2.765       3.490        37,280
                                                                                      2006   2.202       2.765        38,825
                                                                                      2005   1.763       2.202        25,297
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.211       1.926        40,678
                                                                                      2013   1.834       2.211        45,180
                                                                                      2012   1.583       1.834        48,377
                                                                                      2011   1.807       1.583        58,303
                                                                                      2010   1.700       1.807        57,454
                                                                                      2009   1.266       1.700        63,644
                                                                                      2008   2.166       1.266        64,175
                                                                                      2007   1.914       2.166        61,496
                                                                                      2006   1.608       1.914        83,242
                                                                                      2005   1.489       1.608        77,170
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.535       1.833            --
                                                                                      2005   1.438       1.535        28,099

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.058       1.081            --
                                                                                  2005   1.066       1.058        18,869
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.242       1.281            --
                                                                                  2005   1.176       1.242            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.606       1.626            --
                                                                                  2009   1.304       1.606            --
                                                                                  2008   1.874       1.304            --
                                                                                  2007   1.571       1.874            --
                                                                                  2006   1.507       1.571            --
                                                                                  2005   1.369       1.507            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.561       1.468            --
                                                                                  2007   1.456       1.561            --
                                                                                  2006   1.259       1.456            --
                                                                                  2005   1.217       1.259            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.897       2.028            --
                                                                                  2010   1.556       1.897         3,084
                                                                                  2009   1.012       1.556         3,785
                                                                                  2008   1.843       1.012         4,319
                                                                                  2007   1.545       1.843         5,645
                                                                                  2006   1.462       1.545         6,357
                                                                                  2005   1.337       1.462         7,625
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.527       1.708            --
                                                                                  2005   1.498       1.527        14,774
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.507       2.959        30,723
                                                                                  2013   1.731       2.507        34,380
                                                                                  2012   1.488       1.731        38,092
                                                                                  2011   1.481       1.488        58,934
                                                                                  2010   1.209       1.481        67,194
                                                                                  2009   0.916       1.209        97,227
                                                                                  2008   1.569       0.916        82,009
                                                                                  2007   1.631       1.569       114,689
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.965       1.973            --
                                                                                  2013   1.517       1.965        13,116
                                                                                  2012   1.346       1.517        14,420
                                                                                  2011   1.464       1.346        14,446
                                                                                  2010   1.281       1.464        30,559
                                                                                  2009   1.010       1.281        34,946
                                                                                  2008   1.625       1.010        42,529
                                                                                  2007   1.701       1.625        47,305
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.073       2.256         8,553
                                                                                  2013   1.627       2.073         8,556
                                                                                  2012   1.432       1.627        14,268
                                                                                  2011   1.424       1.432        15,077
                                                                                  2010   1.289       1.424        34,900
                                                                                  2009   1.077       1.289        44,524
                                                                                  2008   1.555       1.077        65,888
                                                                                  2007   1.506       1.555       101,995
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.106       2.353         6,671
                                                                                  2013   1.559       2.106        10,702
                                                                                  2012   1.321       1.559        16,934
                                                                                  2011   1.357       1.321        17,138
                                                                                  2010   1.260       1.357        20,335
                                                                                  2009   0.903       1.260        20,134
                                                                                  2008   1.469       0.903        19,973
                                                                                  2007   1.471       1.469        20,026
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.609       2.088        1,082
                                                                                  2012   1.410       1.609        1,083
                                                                                  2011   1.370       1.410        1,084
                                                                                  2010   1.277       1.370        1,085
                                                                                  2009   1.046       1.277        1,086
                                                                                  2008   1.658       1.046        1,088
                                                                                  2007   1.628       1.658        1,089
                                                                                  2006   1.405       1.628        1,090
                                                                                  2005   1.345       1.405        1,091
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341       17,828
                                                                                  2013   2.272       3.275       20,056
                                                                                  2012   1.941       2.272       22,710
                                                                                  2011   1.953       1.941       22,832
                                                                                  2010   1.592       1.953       22,956
                                                                                  2009   1.137       1.592       23,192
                                                                                  2008   1.957       1.137       25,509
                                                                                  2007   1.815       1.957       25,369
                                                                                  2006   1.642       1.815        5,625
                                                                                  2005   1.597       1.642        3,179
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924           --
                                                                                  2008   1.551       0.950        1,309
                                                                                  2007   1.509       1.551        1,314
                                                                                  2006   1.337       1.509        4,462
                                                                                  2005   1.308       1.337        4,470
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945           --
                                                                                  2010   0.895       0.958           --
                                                                                  2009   0.777       0.895           --
                                                                                  2008   1.006       0.777           --
                                                                                  2007   1.013       1.006        6,368
                                                                                  2006   0.993       1.013        8,876
                                                                                  2005   0.989       0.993        8,879
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718           --
                                                                                  2006   1.417       1.640        2,252
                                                                                  2005   1.389       1.417        2,252
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470           --
                                                                                  2006   1.383       1.413           --
                                                                                  2005   1.341       1.383           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691           --
                                                                                  2006   1.502       1.635        6,287
                                                                                  2005   1.394       1.502        7,097
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.467       1.531           --
                                                                                  2006   1.332       1.467           --
                                                                                  2005   1.311       1.332           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.592       1.653           --
                                                                                  2006   1.385       1.592       37,493
                                                                                  2005   1.369       1.385       36,659
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.780       1.960           --
                                                                                  2006   1.618       1.780       62,613
                                                                                  2005   1.525       1.618       57,739
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.093       1.126           --
                                                                                  2005   1.074       1.093           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.735       1.670           --
                                                                                  2007   1.669       1.735           --
                                                                                  2006   1.758       1.669           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   2.158       2.190           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   2.003       2.158            --
                                                                          2012   1.748       2.003            --
                                                                          2011   1.738       1.748         1,111
                                                                          2010   1.525       1.738         7,480
                                                                          2009   1.056       1.525         8,221
                                                                          2008   1.420       1.056        11,263
                                                                          2007   1.410       1.420        28,262
                                                                          2006   1.341       1.410        16,220
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145        24,119
                                                                          2013   1.010       1.027        74,435
                                                                          2012   0.816       1.010        17,750
                                                                          2011   0.879       0.816        17,811
                                                                          2010   0.771       0.879        17,815
                                                                          2009   0.582       0.771         2,666
                                                                          2008   1.016       0.582         2,675
                                                                          2007   1.217       1.016         2,683
                                                                          2006   1.003       1.217         7,846
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575            --
                                                                          2013   1.956       2.476            --
                                                                          2012   1.625       1.956        81,430
                                                                          2011   1.789       1.625        67,032
                                                                          2010   1.664       1.789        68,708
                                                                          2009   1.185       1.664        17,254
                                                                          2008   2.080       1.185        17,597
                                                                          2007   1.626       2.080        10,814
                                                                          2006   1.591       1.626         3,406
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.616       2.423        16,605
                                                                          2013   2.040       2.616        33,665
                                                                          2012   1.608       2.040        12,494
                                                                          2011   1.907       1.608        13,019
                                                                          2010   1.668       1.907        50,748
                                                                          2009   1.094       1.668        18,217
                                                                          2008   1.884       1.094        18,280
                                                                          2007   1.938       1.884        19,288
                                                                          2006   1.764       1.938        26,158
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.101       2.251            --
                                                                          2013   1.583       2.101            --
                                                                          2012   1.363       1.583            --
                                                                          2011   1.411       1.363            --
                                                                          2010   1.253       1.411            --
                                                                          2009   1.007       1.253            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.308       1.406        29,312
                                                                          2013   1.024       1.308        32,484
                                                                          2012   0.911       1.024        32,773
                                                                          2011   0.965       0.911        33,100
                                                                          2010   0.785       0.965        40,877
                                                                          2009   0.633       0.785        73,236
                                                                          2008   1.054       0.633        85,284
                                                                          2007   1.069       1.054       119,580
                                                                          2006   1.002       1.069         8,374
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.110       2.237        23,368
                                                                          2013   1.531       2.110        39,668
                                                                          2012   1.318       1.531        11,785
                                                                          2011   1.357       1.318            --
                                                                          2010   1.094       1.357            --
                                                                          2009   0.832       1.094            --
                                                                          2008   1.382       0.832            --
                                                                          2007   1.266       1.382            --
                                                                          2006   1.279       1.266            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.856       1.904            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.421       1.856            --
                                                                               2012   1.254       1.421            --
                                                                               2011   1.423       1.254            --
                                                                               2010   1.215       1.423            --
                                                                               2009   0.960       1.215            --
                                                                               2008   1.310       0.960         3,355
                                                                               2007   1.349       1.310         3,355
                                                                               2006   1.269       1.349         3,355
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.907       0.896            --
                                                                               2008   1.237       0.907            --
                                                                               2007   1.187       1.237            --
                                                                               2006   1.126       1.187            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.121       2.185            --
                                                                               2013   2.000       2.121            --
                                                                               2012   1.803       2.000            --
                                                                               2011   1.755       1.803            --
                                                                               2010   1.582       1.755            --
                                                                               2009   1.177       1.582            --
                                                                               2008   1.471       1.177            --
                                                                               2007   1.405       1.471            --
                                                                               2006   1.344       1.405            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881            --
                                                                               2007   1.429       1.567         5,199
                                                                               2006   1.450       1.429         5,199
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257            --
                                                                               2013   0.961       1.221            --
                                                                               2012   0.840       0.961            --
                                                                               2011   0.985       0.840            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305        73,731
                                                                               2013   1.008       1.309        84,628
                                                                               2012   0.872       1.008        91,695
                                                                               2011   0.977       0.872       110,292
                                                                               2010   0.831       0.977       127,384
                                                                               2009   0.671       0.831       134,305
                                                                               2008   0.975       0.671       146,739
                                                                               2007   1.026       0.975       178,099
                                                                               2006   1.003       1.026        75,289
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        21,463
                                                                               2013   2.704       2.519        22,251
                                                                               2012   2.321       2.704        21,370
                                                                               2011   2.912       2.321        31,878
                                                                               2010   2.403       2.912        29,842
                                                                               2009   1.451       2.403        36,089
                                                                               2008   3.176       1.451        39,871
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879            --
                                                                               2013   1.762       2.060            --
                                                                               2012   1.541       1.762            --
                                                                               2011   1.760       1.541            --
                                                                               2010   1.612       1.760            --
                                                                               2009   1.250       1.612            --
                                                                               2008   2.213       1.250            --
                                                                               2007   2.113       2.213            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.031       1.116            --
                                                                               2012   0.999       1.031            --
                                                                               2011   1.076       0.999            --
                                                                               2010   0.894       1.076            --
                                                                               2009   0.667       0.894            --
                                                                               2008   1.102       0.667            --
                                                                               2007   1.247       1.102            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.316       1.318        93,112

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.056       1.316       170,182
                                                                          2012   0.889       1.056        42,316
                                                                          2011   0.991       0.889        43,310
                                                                          2010   0.872       0.991        75,482
                                                                          2009   0.636       0.872       119,471
                                                                          2008   1.092       0.636       125,771
                                                                          2007   1.048       1.092       153,162
                                                                          2006   0.996       1.048       141,496
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412        57,781
                                                                          2013   1.565       1.396        58,277
                                                                          2012   1.461       1.565       240,275
                                                                          2011   1.337       1.461       102,544
                                                                          2010   1.262       1.337        77,187
                                                                          2009   1.088       1.262       119,933
                                                                          2008   1.189       1.088       123,065
                                                                          2007   1.126       1.189       138,068
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554        77,836
                                                                          2013   1.583       1.522       137,473
                                                                          2012   1.478       1.583       135,830
                                                                          2011   1.462       1.478       257,831
                                                                          2010   1.378       1.462       282,181
                                                                          2009   1.240       1.378       243,927
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106            --
                                                                          2013   1.481       1.932            --
                                                                          2012   1.367       1.481            --
                                                                          2011   1.461       1.367            --
                                                                          2010   1.282       1.461            --
                                                                          2009   1.056       1.282            --
                                                                          2008   1.604       1.056            --
                                                                          2007   1.559       1.604            --
                                                                          2006   1.453       1.559            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.144       1.262            --
                                                                          2006   1.090       1.144            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.677       1.719        45,133
                                                                          2013   1.684       1.677        94,741
                                                                          2012   1.540       1.684        56,749
                                                                          2011   1.516       1.540        56,111
                                                                          2010   1.379       1.516        57,729
                                                                          2009   1.057       1.379        45,868
                                                                          2008   1.208       1.057        57,339
                                                                          2007   1.156       1.208        96,041
                                                                          2006   1.119       1.156       100,478
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.789       1.868            --
                                                                          2012   1.628       1.789            --
                                                                          2011   2.020       1.628            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.299       1.443            --
                                                                          2013   0.991       1.299            --
                                                                          2012   0.857       0.991            --
                                                                          2011   0.911       0.857         2,427
                                                                          2010   0.794       0.911         2,552
                                                                          2009   0.684       0.794         2,667
                                                                          2008   1.095       0.684         2,777
                                                                          2007   1.075       1.095         2,929
                                                                          2006   1.001       1.075         3,047
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.975       2.149         8,930
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.615       1.691            --
                                                                          2006   1.529       1.615            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.919       2.137            --
                                                                          2013   1.459       1.919         6,314
                                                                          2012   1.312       1.459         6,314
                                                                          2011   1.335       1.312         6,314
                                                                          2010   1.210       1.335         6,314
                                                                          2009   1.036       1.210            --
                                                                          2008   1.685       1.036            --
                                                                          2007   1.677       1.685            --
Metropolitan Series Fund

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.323       1.389       33,642
                                                                        2013   1.360       1.323       34,932
                                                                        2012   1.291       1.360       36,172
                                                                        2011   1.236       1.291       37,505
                                                                        2010   1.164       1.236       49,107
                                                                        2009   1.084       1.164       52,184
                                                                        2008   1.146       1.084       55,792
                                                                        2007   1.100       1.146       35,083
                                                                        2006   1.061       1.100       18,196
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.566       1.671       21,985
                                                                        2013   1.190       1.566       21,985
                                                                        2012   1.062       1.190       26,513
                                                                        2011   1.190       1.062       26,517
                                                                        2010   1.013       1.190       26,522
                                                                        2009   0.806       1.013       27,245
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.956       0.937           --
                                                                        2013   0.975       0.956           --
                                                                        2012   0.995       0.975           --
                                                                        2011   1.015       0.995           --
                                                                        2010   1.035       1.015           --
                                                                        2009   1.052       1.035           --
                                                                        2008   1.043       1.052           --
                                                                        2007   1.013       1.043           --
                                                                        2006   0.993       1.013           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785           --
                                                                        2008   1.393       0.753       27,250
                                                                        2007   1.367       1.393       27,254
                                                                        2006   1.352       1.367       27,257
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364           --
                                                                        2012   1.095       1.241       44,169
                                                                        2011   1.191       1.095       44,175
                                                                        2010   1.062       1.191       44,181
                                                                        2009   0.890       1.062       64,613
                                                                        2008   1.489       0.890       64,624
                                                                        2007   1.459       1.489       64,633
                                                                        2006   1.426       1.459       64,641
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302        3,196
                                                                        2013   1.627       2.115        6,627
                                                                        2012   1.497       1.627        6,746
                                                                        2011   1.577       1.497        6,549
                                                                        2010   1.396       1.577       10,056
                                                                        2009   0.955       1.396       10,753
                                                                        2008   1.795       0.955       11,055
                                                                        2007   1.521       1.795       11,926
                                                                        2006   1.562       1.521       19,806
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988           --
                                                                        2010   0.805       0.913           --
                                                                        2009   0.625       0.805           --
                                                                        2008   1.070       0.625       27,656
                                                                        2007   1.057       1.070       27,688
                                                                        2006   1.002       1.057       27,716
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.274       1.305           --
                                                                        2013   1.246       1.274           --
                                                                        2012   1.165       1.246           --
                                                                        2011   1.151       1.165           --
                                                                        2010   1.067       1.151           --
                                                                        2009   0.903       1.067           --
                                                                        2008   1.076       0.903           --
                                                                        2007   1.040       1.076           --
                                                                        2006   1.001       1.040       38,308
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.288       1.325           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.185       1.288            --
                                                                          2012   1.084       1.185            --
                                                                          2011   1.095       1.084            --
                                                                          2010   1.001       1.095            --
                                                                          2009   0.826       1.001            --
                                                                          2008   1.075       0.826            --
                                                                          2007   1.046       1.075            --
                                                                          2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2014   1.285       1.323        80,600
                                                                          2013   1.111       1.285        83,419
                                                                          2012   1.001       1.111        86,190
                                                                          2011   1.035       1.001        89,321
                                                                          2010   0.933       1.035        92,599
                                                                          2009   0.752       0.933        38,802
                                                                          2008   1.076       0.752        38,828
                                                                          2007   1.052       1.076        38,903
                                                                          2006   1.002       1.052           982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2014   1.265       1.304        66,499
                                                                          2013   1.038       1.265        66,522
                                                                          2012   0.918       1.038        66,547
                                                                          2011   0.973       0.918       250,054
                                                                          2010   0.865       0.973       259,722
                                                                          2009   0.684       0.865       270,766
                                                                          2008   1.075       0.684       285,703
                                                                          2007   1.057       1.075       294,393
                                                                          2006   1.002       1.057       273,532
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2014   1.914       2.122        25,458
                                                                          2013   1.483       1.914        59,363
                                                                          2012   1.311       1.483         1,290
                                                                          2011   1.315       1.311         1,294
                                                                          2010   1.172       1.315         1,299
                                                                          2009   0.955       1.172         1,304
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2014   1.687       1.793        86,649
                                                                          2013   1.449       1.687        90,861
                                                                          2012   1.328       1.449        94,919
                                                                          2011   1.326       1.328        98,056
                                                                          2010   1.231       1.326       107,144
                                                                          2009   1.061       1.231       130,012
                                                                          2008   1.393       1.061       140,304
                                                                          2007   1.365       1.393       164,171
                                                                          2006   1.280       1.365       168,730
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2014   1.883       2.045        42,301
                                                                          2013   1.415       1.883        55,944
                                                                          2012   1.238       1.415        24,145
                                                                          2011   1.252       1.238        24,223
                                                                          2010   1.146       1.252        37,381
                                                                          2009   0.968       1.146        38,669
                                                                          2008   1.464       0.968        43,369
                                                                          2007   1.387       1.464        53,875
                                                                          2006   1.259       1.387        51,954
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2014   2.230       2.186            --
                                                                          2013   1.791       2.230            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2014   1.398       1.366            --
                                                                          2013   1.124       1.398            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2014   1.591       1.698            --
                                                                          2013   1.170       1.591            --
                                                                          2012   1.006       1.170            --
                                                                          2011   1.040       1.006            --
                                                                          2010   0.909       1.040            --
                                                                          2009   0.648       0.909            --
                                                                          2008   1.140       0.648            --
                                                                          2007   1.066       1.140            --
                                                                          2006   0.998       1.066            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.243       2.345            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.587       2.243            --
                                                                                   2012   1.397       1.587            --
                                                                                   2011   1.405       1.397         1,048
                                                                                   2010   1.064       1.405         1,102
                                                                                   2009   0.783       1.064         1,151
                                                                                   2008   1.195       0.783         1,199
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.187            --
                                                                                   2006   1.081       1.145        18,491
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.163       1.174            --
                                                                                   2013   1.193       1.163            --
                                                                                   2012   1.176       1.193            --
                                                                                   2011   1.135       1.176            --
                                                                                   2010   1.093       1.135            --
                                                                                   2009   1.067       1.093            --
                                                                                   2008   1.091       1.067            --
                                                                                   2007   1.065       1.091            --
                                                                                   2006   1.032       1.065            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.498       1.624            --
                                                                                   2013   1.268       1.498            --
                                                                                   2012   1.151       1.268            --
                                                                                   2011   1.131       1.151            --
                                                                                   2010   1.052       1.131            --
                                                                                   2009   0.909       1.052            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.653       1.793            --
                                                                                   2013   1.262       1.653            --
                                                                                   2012   1.141       1.262            --
                                                                                   2011   1.213       1.141            --
                                                                                   2010   1.104       1.213            --
                                                                                   2009   0.854       1.104            --
                                                                                   2008   1.387       0.854            --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.986       0.993            --
                                                                                   2005   0.978       0.986            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.109       1.325            --
                                                                                   2005   1.070       1.109            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.121            --
                                                                                   2006   1.115       1.101       123,795
                                                                                   2005   1.114       1.115       157,960
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.199       1.237            --
                                                                                   2008   1.167       1.199       194,527
                                                                                   2007   1.095       1.167       241,997
                                                                                   2006   1.076       1.095       225,507
                                                                                   2005   1.071       1.076       217,671
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.965       2.124            --
                                                                                   2006   1.569       1.965            --
                                                                                   2005   1.427       1.569            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.138       2.280            --
                                                                                   2006   1.860       2.138        46,357
                                                                                   2005   1.773       1.860        43,405
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.364       1.450            --
                                                                                   2005   1.279       1.364         5,199
 Travelers Convertible Securities Subaccount (3/02)............................... 2006   1.263       1.344            --
                                                                                   2005   1.284       1.263            --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 2006   1.611       1.758            --
                                                                                   2005   1.462       1.611            --
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.359       1.426            --
                                                                                   2005   1.327       1.359        64,649
 Travelers Federated High Yield Subaccount (3/02)................................. 2006   1.309       1.341            --
                                                                                   2005   1.303       1.309        16,141

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.368       1.415            --
                                                                                     2005   1.325       1.368            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352            --
                                                                                     2005   1.233       1.314         3,521
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.175            --
                                                                                     2005   1.000       1.107        23,645
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.021            --
                                                                                     2005   1.000       1.018        37,600
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.088            --
                                                                                     2005   1.000       1.052           329
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.130            --
                                                                                     2005   1.000       1.085        43,756
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.048            --
                                                                                     2005   1.000       1.029            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478        10,746
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242       145,919
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166        44,123
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537        27,884
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372            --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.037       1.090            --
                                                                                     2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.109       1.119            --
                                                                                     2005   1.091       1.109        93,381
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.073       1.061            --
                                                                                     2005   1.077       1.073        18,568
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        22,633
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.279            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.269            --
                                                                                     2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.072       1.032            --
                                                                                     2005   1.048       1.072            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.521       1.630            --
                                                                                     2013   1.307       1.521            --
                                                                                     2012   1.205       1.307            --
                                                                                     2011   1.229       1.205            --
                                                                                     2010   1.118       1.229            --
                                                                                     2009   0.929       1.118            --
                                                                                     2008   1.267       0.929            --
                                                                                     2007   1.165       1.267            --
                                                                                     2006   1.104       1.165            --
                                                                                     2005   1.079       1.104            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   1.005       0.974            --
                                                                                     2008   1.598       1.005            --
                                                                                     2007   1.669       1.598            --
                                                                                     2006   1.467       1.669            --
                                                                                     2005   1.438       1.467            --
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.824       0.843            --

 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.477       0.824    --
                 2007   1.340       1.477    --
                 2006   1.280       1.340    --
                 2005   1.211       1.280    --







                              PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.156       1.126            --
                                                                            2005   1.028       1.156       347,920
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.712       2.719       156,545
                                                                            2013   2.143       2.712       150,833
                                                                            2012   1.785       2.143       320,716
                                                                            2011   2.000       1.785       365,372
                                                                            2010   1.826       2.000       411,002
                                                                            2009   1.310       1.826       492,396
                                                                            2008   2.171       1.310       503,803
                                                                            2007   1.929       2.171       688,333
                                                                            2006   1.635       1.929       927,883
                                                                            2005   1.463       1.635     1,027,930
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.203       2.342       414,468
                                                                            2013   1.728       2.203       751,661
                                                                            2012   1.496       1.728       832,671
                                                                            2011   1.596       1.496       857,397
                                                                            2010   1.372       1.596       982,574
                                                                            2009   1.005       1.372     1,634,039
                                                                            2008   1.830       1.005     1,731,530
                                                                            2007   1.663       1.830     2,194,734
                                                                            2006   1.540       1.663     3,051,113
                                                                            2005   1.353       1.540     3,359,314
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.911       2.071       411,979
                                                                            2013   1.461       1.911       446,005
                                                                            2012   1.269       1.461       909,813
                                                                            2011   1.320       1.269       967,941
                                                                            2010   1.209       1.320     1,225,463
                                                                            2009   0.940       1.209     1,497,875
                                                                            2008   1.544       0.940     1,807,005
                                                                            2007   1.501       1.544     2,621,532
                                                                            2006   1.330       1.501     3,467,098
                                                                            2005   1.282       1.330     4,282,897
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).......................................... 2006   1.287       1.272            --
                                                                            2005   1.111       1.287        48,830
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)...................... 2006   1.690       2.196            --
                                                                            2005   1.609       1.690       247,390
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............... 2008   1.194       1.141            --
                                                                            2007   1.138       1.194        23,617
                                                                            2006   0.997       1.138        22,888
                                                                            2005   0.975       0.997        40,547
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)......... 2008   0.970       0.915            --
                                                                            2007   1.114       0.970        59,385
                                                                            2006   1.096       1.114        62,792
                                                                            2005   1.057       1.096       104,511
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.297       1.408            --
                                                                            2005   1.201       1.297        50,359

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.294       1.440            --
                                                                                      2005   1.199       1.294        21,349
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.087       2.283        15,237
                                                                                      2013   1.626       2.087        12,597
                                                                                      2012   1.430       1.626        13,048
                                                                                      2011   1.501       1.430        25,300
                                                                                      2010   1.310       1.501        29,667
                                                                                      2009   0.987       1.310        41,555
                                                                                      2008   1.758       0.987        50,351
                                                                                      2007   1.530       1.758        40,324
                                                                                      2006   1.402       1.530        49,696
                                                                                      2005   1.226       1.402       148,325
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.970       2.136            --
                                                                                      2013   1.454       1.970            --
                                                                                      2012   1.215       1.454            --
                                                                                      2011   1.275       1.215            --
                                                                                      2010   1.103       1.275            --
                                                                                      2009   0.829       1.103            --
                                                                                      2008   1.443       0.829            --
                                                                                      2007   1.380       1.443            --
                                                                                      2006   1.238       1.380            --
                                                                                      2005   1.047       1.238            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.702       2.807       123,305
                                                                                      2013   2.030       2.702       140,851
                                                                                      2012   1.809       2.030       168,249
                                                                                      2011   2.071       1.809       187,933
                                                                                      2010   1.644       2.071       210,772
                                                                                      2009   1.201       1.644       289,772
                                                                                      2008   2.030       1.201       341,738
                                                                                      2007   1.796       2.030       357,352
                                                                                      2006   1.631       1.796       459,141
                                                                                      2005   1.411       1.631       445,909
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.233       1.430            --
                                                                                      2005   1.138       1.233       606,220
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.482       3.163            --
                                                                                      2007   2.760       3.482       112,593
                                                                                      2006   2.199       2.760       115,958
                                                                                      2005   1.761       2.199        75,757
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.011       1.751       128,390
                                                                                      2013   1.669       2.011       129,058
                                                                                      2012   1.441       1.669       136,067
                                                                                      2011   1.646       1.441       145,563
                                                                                      2010   1.550       1.646       173,729
                                                                                      2009   1.154       1.550       461,577
                                                                                      2008   1.976       1.154       676,353
                                                                                      2007   1.747       1.976       729,839
                                                                                      2006   1.469       1.747       853,741
                                                                                      2005   1.361       1.469       908,858
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.237       1.477            --
                                                                                      2005   1.160       1.237       145,298
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.057       1.080            --
                                                                                      2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.135       1.171            --
                                                                                      2005   1.076       1.135         2,009
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.187       1.202            --
                                                                                      2009   0.964       1.187            --
                                                                                      2008   1.387       0.964         4,621
                                                                                      2007   1.163       1.387            --
                                                                                      2006   1.117       1.163            --
                                                                                      2005   1.015       1.117            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.173       1.103            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.095       1.173        10,594
                                                                                  2006   0.947       1.095        18,390
                                                                                  2005   0.916       0.947        18,393
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.246       1.332            --
                                                                                  2010   1.023       1.246        17,291
                                                                                  2009   0.665       1.023        17,308
                                                                                  2008   1.212       0.665        23,725
                                                                                  2007   1.017       1.212        27,371
                                                                                  2006   0.962       1.017        27,384
                                                                                  2005   0.880       0.962        37,943
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.525       1.705            --
                                                                                  2005   1.497       1.525        27,875
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.098       2.475       443,237
                                                                                  2013   1.449       2.098       463,457
                                                                                  2012   1.246       1.449       550,833
                                                                                  2011   1.241       1.246       646,832
                                                                                  2010   1.013       1.241       764,367
                                                                                  2009   0.769       1.013     1,283,152
                                                                                  2008   1.317       0.769     1,410,045
                                                                                  2007   1.370       1.317     1,574,995
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.829       1.836            --
                                                                                  2013   1.412       1.829       443,920
                                                                                  2012   1.254       1.412       590,256
                                                                                  2011   1.364       1.254       690,899
                                                                                  2010   1.194       1.364       722,779
                                                                                  2009   0.942       1.194       833,873
                                                                                  2008   1.517       0.942       899,751
                                                                                  2007   1.588       1.517     1,139,248
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.938       2.107       389,538
                                                                                  2013   1.521       1.938       518,360
                                                                                  2012   1.340       1.521       557,956
                                                                                  2011   1.333       1.340       531,080
                                                                                  2010   1.208       1.333       712,415
                                                                                  2009   1.009       1.208       817,848
                                                                                  2008   1.458       1.009       748,127
                                                                                  2007   1.412       1.458       952,825
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.927       2.152       172,345
                                                                                  2013   1.426       1.927       239,228
                                                                                  2012   1.210       1.426       314,247
                                                                                  2011   1.243       1.210       363,761
                                                                                  2010   1.155       1.243       372,908
                                                                                  2009   0.828       1.155       461,768
                                                                                  2008   1.348       0.828       538,204
                                                                                  2007   1.351       1.348       587,902
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.851       2.025       175,770
                                                                                  2013   1.427       1.851       176,980
                                                                                  2012   1.250       1.427       197,283
                                                                                  2011   1.216       1.250       252,331
                                                                                  2010   1.134       1.216       267,315
                                                                                  2009   0.930       1.134       235,588
                                                                                  2008   1.474       0.930       535,985
                                                                                  2007   1.448       1.474       555,205
                                                                                  2006   1.250       1.448       427,683
                                                                                  2005   1.197       1.250       522,604
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.696       2.749        74,801
                                                                                  2013   1.871       2.696        77,787
                                                                                  2012   1.599       1.871        81,170
                                                                                  2011   1.610       1.599        88,702
                                                                                  2010   1.313       1.610       103,566
                                                                                  2009   0.939       1.313       120,371
                                                                                  2008   1.616       0.939       156,691
                                                                                  2007   1.499       1.616       203,696
                                                                                  2006   1.357       1.499       213,822
                                                                                  2005   1.320       1.357       245,178
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.850       0.826            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.388       0.850       152,863
                                                                               2007   1.351       1.388       242,321
                                                                               2006   1.198       1.351       246,110
                                                                               2005   1.173       1.198       434,032
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.954       0.941            --
                                                                               2010   0.892       0.954        27,308
                                                                               2009   0.775       0.892        26,679
                                                                               2008   1.004       0.775        24,497
                                                                               2007   1.011       1.004        25,789
                                                                               2006   0.991       1.011        35,261
                                                                               2005   0.989       0.991        38,858
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.411       1.478            --
                                                                               2006   1.219       1.411       595,112
                                                                               2005   1.196       1.219       710,038
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.169       1.216            --
                                                                               2006   1.145       1.169        26,832
                                                                               2005   1.111       1.145        25,564
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.297       1.341            --
                                                                               2006   1.192       1.297           192
                                                                               2005   1.107       1.192         5,241
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.206       1.258            --
                                                                               2006   1.095       1.206         4,227
                                                                               2005   1.079       1.095         4,232
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.589       1.649            --
                                                                               2006   1.383       1.589     1,067,268
                                                                               2005   1.368       1.383     1,103,425
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.777       1.956            --
                                                                               2006   1.616       1.777       798,547
                                                                               2005   1.524       1.616       848,933
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.092       1.125            --
                                                                               2005   1.073       1.092            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.403       1.350            --
                                                                               2007   1.350       1.403       111,126
                                                                               2006   1.423       1.350       132,174
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   2.117       2.147        15,198
                                                                               2013   1.966       2.117        15,439
                                                                               2012   1.717       1.966        24,231
                                                                               2011   1.708       1.717        27,308
                                                                               2010   1.500       1.708        40,978
                                                                               2009   1.039       1.500        55,012
                                                                               2008   1.397       1.039        67,549
                                                                               2007   1.388       1.397       131,342
                                                                               2006   1.321       1.388       211,798
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.023       1.140        28,868
                                                                               2013   1.007       1.023        30,402
                                                                               2012   0.814       1.007        54,747
                                                                               2011   0.877       0.814        74,644
                                                                               2010   0.770       0.877        96,519
                                                                               2009   0.581       0.770       137,131
                                                                               2008   1.015       0.581       175,735
                                                                               2007   1.216       1.015       312,931
                                                                               2006   1.003       1.216       466,627
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   1.972       2.050            --

                        PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.559       1.972        31,322
                                                                            2012   1.295       1.559        31,965
                                                                            2011   1.427       1.295        67,702
                                                                            2010   1.328       1.427        68,079
                                                                            2009   0.946       1.328        64,050
                                                                            2008   1.661       0.946        68,723
                                                                            2007   1.300       1.661        51,966
                                                                            2006   1.272       1.300        48,840
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.044       2.293        30,220
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.187       2.024       270,631
                                                                            2013   1.706       2.187       354,122
                                                                            2012   1.346       1.706       387,293
                                                                            2011   1.597       1.346       350,067
                                                                            2010   1.397       1.597       399,145
                                                                            2009   0.917       1.397       349,810
                                                                            2008   1.579       0.917       370,486
                                                                            2007   1.626       1.579       412,945
                                                                            2006   1.480       1.626       453,404
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.639       1.756        33,940
                                                                            2013   1.236       1.639        35,367
                                                                            2012   1.064       1.236        45,391
                                                                            2011   1.103       1.064        55,946
                                                                            2010   0.980       1.103        87,047
                                                                            2009   0.787       0.980       166,996
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.303       1.400       125,189
                                                                            2013   1.021       1.303       291,349
                                                                            2012   0.909       1.021       307,544
                                                                            2011   0.963       0.909       325,661
                                                                            2010   0.783       0.963       367,147
                                                                            2009   0.632       0.783       928,176
                                                                            2008   1.053       0.632       958,675
                                                                            2007   1.069       1.053     1,143,115
                                                                            2006   1.002       1.069        27,728
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.100       2.226        29,533
                                                                            2013   1.526       2.100         2,363
                                                                            2012   1.314       1.526         2,363
                                                                            2011   1.353       1.314        25,880
                                                                            2010   1.092       1.353        15,851
                                                                            2009   0.830       1.092         1,792
                                                                            2008   1.380       0.830         1,792
                                                                            2007   1.265       1.380         1,792
                                                                            2006   1.278       1.265            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.848       1.895        45,666
                                                                            2013   1.416       1.848        14,218
                                                                            2012   1.250       1.416        15,798
                                                                            2011   1.419       1.250        29,730
                                                                            2010   1.212       1.419        28,707
                                                                            2009   0.958       1.212         6,991
                                                                            2008   1.308       0.958         6,015
                                                                            2007   1.348       1.308         5,718
                                                                            2006   1.269       1.348         2,871
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.905       0.894            --
                                                                            2008   1.235       0.905            --
                                                                            2007   1.186       1.235            --
                                                                            2006   1.125       1.186            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.980       2.039        16,617
                                                                            2013   1.869       1.980        17,212
                                                                            2012   1.685       1.869        17,777
                                                                            2011   1.641       1.685        18,592
                                                                            2010   1.480       1.641        29,133
                                                                            2009   1.102       1.480        87,779
                                                                            2008   1.378       1.102        96,720
                                                                            2007   1.316       1.378       147,688
                                                                            2006   1.260       1.316       155,315
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.817       0.775            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.454       0.817        24,483
                                                                               2007   1.326       1.454         8,822
                                                                               2006   1.346       1.326        10,530
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252            --
                                                                               2013   0.958       1.216            --
                                                                               2012   0.838       0.958            --
                                                                               2011   0.983       0.838            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       361,591
                                                                               2013   1.005       1.304       373,053
                                                                               2012   0.869       1.005       397,004
                                                                               2011   0.975       0.869       483,571
                                                                               2010   0.830       0.975       465,585
                                                                               2009   0.670       0.830       525,205
                                                                               2008   0.974       0.670       523,515
                                                                               2007   1.026       0.974       573,020
                                                                               2006   1.003       1.026       131,901
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.505       2.294       127,412
                                                                               2013   2.691       2.505        66,063
                                                                               2012   2.311       2.691        70,138
                                                                               2011   2.901       2.311        91,797
                                                                               2010   2.395       2.901        76,777
                                                                               2009   1.447       2.395        86,880
                                                                               2008   3.168       1.447        96,034
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.890       1.723       108,730
                                                                               2013   1.618       1.890       112,550
                                                                               2012   1.415       1.618       120,014
                                                                               2011   1.617       1.415       124,348
                                                                               2010   1.482       1.617       123,764
                                                                               2009   1.150       1.482       131,885
                                                                               2008   2.036       1.150       137,886
                                                                               2007   1.945       2.036       155,426
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.027       1.112            --
                                                                               2012   0.996       1.027         4,426
                                                                               2011   1.073       0.996         3,327
                                                                               2010   0.892       1.073         1,991
                                                                               2009   0.665       0.892         3,202
                                                                               2008   1.101       0.665         4,006
                                                                               2007   1.246       1.101         1,179
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312       267,463
                                                                               2013   1.053       1.311       217,304
                                                                               2012   0.887       1.053        38,335
                                                                               2011   0.988       0.887        84,437
                                                                               2010   0.870       0.988        78,508
                                                                               2009   0.635       0.870       152,472
                                                                               2008   1.091       0.635       185,229
                                                                               2007   1.048       1.091       232,162
                                                                               2006   0.996       1.048       216,565
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.389       1.404       259,321
                                                                               2013   1.557       1.389       258,391
                                                                               2012   1.454       1.557       415,378
                                                                               2011   1.331       1.454       447,841
                                                                               2010   1.258       1.331       503,751
                                                                               2009   1.085       1.258       558,683
                                                                               2008   1.186       1.085       626,176
                                                                               2007   1.124       1.186       610,074
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.602       1.635       869,229
                                                                               2013   1.667       1.602     1,272,498
                                                                               2012   1.557       1.667     1,640,630
                                                                               2011   1.541       1.557     1,709,735
                                                                               2010   1.454       1.541     1,944,304
                                                                               2009   1.308       1.454     2,656,466
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.922       2.093         2,158

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.474       1.922         2,625
                                                                          2012   1.361       1.474         3,585
                                                                          2011   1.455       1.361        16,643
                                                                          2010   1.278       1.455        20,636
                                                                          2009   1.053       1.278        89,295
                                                                          2008   1.600       1.053        68,653
                                                                          2007   1.556       1.600        95,329
                                                                          2006   1.451       1.556        81,703
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.143       1.260            --
                                                                          2006   1.090       1.143         1,179
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.669       1.710       185,097
                                                                          2013   1.677       1.669        74,611
                                                                          2012   1.534       1.677        73,792
                                                                          2011   1.511       1.534        83,967
                                                                          2010   1.375       1.511        96,633
                                                                          2009   1.054       1.375        78,503
                                                                          2008   1.206       1.054       107,998
                                                                          2007   1.154       1.206       101,535
                                                                          2006   1.117       1.154       101,664
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.174       1.225            --
                                                                          2012   1.069       1.174         9,308
                                                                          2011   1.327       1.069         9,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.294       1.436        44,165
                                                                          2013   0.988       1.294        51,873
                                                                          2012   0.855       0.988        68,182
                                                                          2011   0.909       0.855        85,615
                                                                          2010   0.793       0.909       121,728
                                                                          2009   0.683       0.793       170,212
                                                                          2008   1.094       0.683       168,060
                                                                          2007   1.074       1.094       224,390
                                                                          2006   1.001       1.074       224,507
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.838       1.999       331,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.398       1.463            --
                                                                          2006   1.324       1.398       233,370
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.655       1.842       121,782
                                                                          2013   1.259       1.655       123,332
                                                                          2012   1.132       1.259       122,126
                                                                          2011   1.153       1.132       123,696
                                                                          2010   1.046       1.153       137,606
                                                                          2009   0.895       1.046       124,137
                                                                          2008   1.458       0.895       150,349
                                                                          2007   1.451       1.458       199,400
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.368       1.435         1,148
                                                                          2013   1.407       1.368         1,687
                                                                          2012   1.335       1.407         2,131
                                                                          2011   1.279       1.335         2,125
                                                                          2010   1.205       1.279         2,306
                                                                          2009   1.123       1.205         2,329
                                                                          2008   1.187       1.123         3,620
                                                                          2007   1.140       1.187        30,422
                                                                          2006   1.101       1.140            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.385       1.478        66,758
                                                                          2013   1.053       1.385        85,862
                                                                          2012   0.940       1.053        89,167
                                                                          2011   1.054       0.940       160,782
                                                                          2010   0.898       1.054       172,750
                                                                          2009   0.715       0.898       174,100
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.946       0.927        44,613
                                                                          2013   0.965       0.946        80,148
                                                                          2012   0.985       0.965        73,947
                                                                          2011   1.006       0.985        68,772
                                                                          2010   1.027       1.006       267,069
                                                                          2009   1.043       1.027       318,574
                                                                          2008   1.035       1.043       407,918
                                                                          2007   1.006       1.035       440,208
                                                                          2006   0.987       1.006       519,111

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.668       0.696            --
                                                                       2008   1.236       0.668       157,097
                                                                       2007   1.214       1.236       172,811
                                                                       2006   1.201       1.214       208,263
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.226       1.348            --
                                                                       2012   1.083       1.226       180,607
                                                                       2011   1.179       1.083       188,138
                                                                       2010   1.051       1.179       228,851
                                                                       2009   0.882       1.051       287,175
                                                                       2008   1.475       0.882       312,384
                                                                       2007   1.447       1.475       383,653
                                                                       2006   1.415       1.447       490,839
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.183       1.287       100,528
                                                                       2013   0.910       1.183       121,997
                                                                       2012   0.838       0.910       159,334
                                                                       2011   0.883       0.838       162,951
                                                                       2010   0.783       0.883       217,703
                                                                       2009   0.535       0.783       219,833
                                                                       2008   1.007       0.535       236,217
                                                                       2007   0.854       1.007       249,539
                                                                       2006   0.877       0.854       260,526
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911            --
                                                                       2009   0.624       0.804            --
                                                                       2008   1.069       0.624            --
                                                                       2007   1.057       1.069            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299            --
                                                                       2013   1.242       1.269            --
                                                                       2012   1.161       1.242            --
                                                                       2011   1.148       1.161            --
                                                                       2010   1.065       1.148            --
                                                                       2009   0.902       1.065            --
                                                                       2008   1.075       0.902            --
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319        60,060
                                                                       2013   1.181       1.283        59,506
                                                                       2012   1.081       1.181        58,141
                                                                       2011   1.092       1.081        57,498
                                                                       2010   1.000       1.092        83,145
                                                                       2009   0.825       1.000       104,702
                                                                       2008   1.074       0.825       116,283
                                                                       2007   1.046       1.074            --
                                                                       2006   1.002       1.046         8,483
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317       242,196
                                                                       2013   1.107       1.280       221,241
                                                                       2012   0.998       1.107       209,853
                                                                       2011   1.033       0.998       210,568
                                                                       2010   0.931       1.033       422,437
                                                                       2009   0.751       0.931       436,032
                                                                       2008   1.075       0.751       300,985
                                                                       2007   1.051       1.075       473,367
                                                                       2006   1.002       1.051       293,332
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299       289,551
                                                                       2013   1.034       1.260            --
                                                                       2012   0.915       1.034            --
                                                                       2011   0.971       0.915            --
                                                                       2010   0.864       0.971            --
                                                                       2009   0.683       0.864            --
                                                                       2008   1.074       0.683            --
                                                                       2007   1.056       1.074            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.708       1.892        36,435

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.324       1.708        36,452
                                                                                   2012   1.171       1.324        44,655
                                                                                   2011   1.176       1.171        53,822
                                                                                   2010   1.048       1.176        88,159
                                                                                   2009   0.854       1.048       150,629
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.706       1.812       571,913
                                                                                   2013   1.467       1.706       724,959
                                                                                   2012   1.344       1.467       747,988
                                                                                   2011   1.343       1.344       846,527
                                                                                   2010   1.247       1.343       938,667
                                                                                   2009   1.076       1.247     1,108,857
                                                                                   2008   1.413       1.076     1,277,298
                                                                                   2007   1.385       1.413     1,770,342
                                                                                   2006   1.299       1.385     2,329,161
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.873       2.034       250,298
                                                                                   2013   1.409       1.873       178,288
                                                                                   2012   1.233       1.409        24,630
                                                                                   2011   1.248       1.233        33,660
                                                                                   2010   1.143       1.248        51,773
                                                                                   2009   0.966       1.143        43,556
                                                                                   2008   1.461       0.966        71,259
                                                                                   2007   1.385       1.461       100,257
                                                                                   2006   1.257       1.385        61,385
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.798       1.762        22,703
                                                                                   2013   1.444       1.798        23,433
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.254       1.225         3,411
                                                                                   2013   1.009       1.254         3,977
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.585       1.690       193,726
                                                                                   2013   1.166       1.585       195,657
                                                                                   2012   1.003       1.166       187,801
                                                                                   2011   1.038       1.003       189,274
                                                                                   2010   0.907       1.038       196,481
                                                                                   2009   0.647       0.907       196,538
                                                                                   2008   1.139       0.647       226,017
                                                                                   2007   1.066       1.139       217,096
                                                                                   2006   0.998       1.066       244,796
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.716       1.792            --
                                                                                   2013   1.215       1.716            --
                                                                                   2012   1.070       1.215            --
                                                                                   2011   1.076       1.070         1,497
                                                                                   2010   0.816       1.076         1,499
                                                                                   2009   0.601       0.816        42,612
                                                                                   2008   0.917       0.601        44,019
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.143       1.185            --
                                                                                   2006   1.080       1.143            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.157       1.167            --
                                                                                   2013   1.188       1.157            --
                                                                                   2012   1.172       1.188            --
                                                                                   2011   1.132       1.172         2,205
                                                                                   2010   1.090       1.132         2,364
                                                                                   2009   1.065       1.090         2,195
                                                                                   2008   1.089       1.065        16,951
                                                                                   2007   1.064       1.089            --
                                                                                   2006   1.031       1.064           733
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.491       1.615            --
                                                                                   2013   1.262       1.491            --
                                                                                   2012   1.147       1.262            --
                                                                                   2011   1.127       1.147            --
                                                                                   2010   1.049       1.127            --
                                                                                   2009   0.907       1.049            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.352       1.465        11,905
                                                                                   2013   1.032       1.352        11,908
                                                                                   2012   0.934       1.032        11,913
                                                                                   2011   0.993       0.934        15,773
                                                                                   2010   0.905       0.993        15,780
                                                                                   2009   0.700       0.905        15,787
                                                                                   2008   1.137       0.700        15,795

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.980       0.987            --
                                                                                     2005   0.972       0.980       120,340
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.108       1.323            --
                                                                                     2005   1.069       1.108         2,792
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.099       1.119            --
                                                                                     2006   1.113       1.099       680,672
                                                                                     2005   1.113       1.113       622,991
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.265       1.305            --
                                                                                     2008   1.232       1.265     3,154,465
                                                                                     2007   1.156       1.232     3,525,232
                                                                                     2006   1.137       1.156     3,564,596
                                                                                     2005   1.132       1.137     4,132,025
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.809       1.955            --
                                                                                     2006   1.445       1.809       142,465
                                                                                     2005   1.315       1.445       208,427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.135       2.276            --
                                                                                     2006   1.858       2.135       269,546
                                                                                     2005   1.771       1.858       342,993
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.266       1.346            --
                                                                                     2005   1.189       1.266        23,272
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.184       1.260            --
                                                                                     2005   1.204       1.184       159,648
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.304       1.423            --
                                                                                     2005   1.184       1.304       144,007
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.348       1.415            --
                                                                                     2005   1.317       1.348       603,020
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.290       1.321            --
                                                                                     2005   1.284       1.290       250,936
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.091       1.128            --
                                                                                     2005   1.058       1.091           550
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.167       1.201            --
                                                                                     2005   1.096       1.167       113,401
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.175            --
                                                                                     2005   1.000       1.107            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.020            --
                                                                                     2005   1.000       1.018            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.088            --
                                                                                     2005   1.000       1.052        14,308
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.130            --
                                                                                     2005   1.000       1.085            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.047            --
                                                                                     2005   1.000       1.029            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.249       1.324            --
                                                                                     2005   1.137       1.249       262,368
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   0.830       0.877            --
                                                                                     2005   0.822       0.830       290,467
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.261       1.299            --
                                                                                     2005   1.250       1.261     2,634,731
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165        48,422
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.290       1.480            --
                                                                                     2005   1.202       1.290       515,266

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.370       1.451            --
                                                                          2005   1.319       1.370        10,011
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.037       1.090            --
                                                                          2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.108       1.117            --
                                                                          2005   1.091       1.108       120,414
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.113       1.101            --
                                                                          2005   1.118       1.113        72,091
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.047       1.091            --
                                                                          2005   1.047       1.047       241,361
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.112       1.278            --
                                                                          2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.269            --
                                                                          2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.071       1.031            --
                                                                          2005   1.048       1.071           687
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.514       1.621            --
                                                                          2013   1.302       1.514            --
                                                                          2012   1.200       1.302            --
                                                                          2011   1.225       1.200            --
                                                                          2010   1.115       1.225            --
                                                                          2009   0.927       1.115            --
                                                                          2008   1.264       0.927            --
                                                                          2007   1.164       1.264            --
                                                                          2006   1.103       1.164            --
                                                                          2005   1.078       1.103            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.786       0.762            --
                                                                          2008   1.250       0.786       187,248
                                                                          2007   1.307       1.250       291,557
                                                                          2006   1.149       1.307       318,105
                                                                          2005   1.127       1.149       406,718
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.614       0.629            --
                                                                          2008   1.102       0.614         1,983
                                                                          2007   1.000       1.102         1,803
                                                                          2006   0.956       1.000         2,074
                                                                          2005   0.904       0.956         2,096







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.304       1.269            --
                                                                         2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.435       2.440        51,635
                                                                         2013   1.925       2.435        56,046
                                                                         2012   1.604       1.925        44,302
                                                                         2011   1.798       1.604        71,588
                                                                         2010   1.643       1.798       171,776
                                                                         2009   1.179       1.643       195,446
                                                                         2008   1.955       1.179       288,225
                                                                         2007   1.738       1.955       310,264
                                                                         2006   1.474       1.738       310,194
                                                                         2005   1.319       1.474       212,785
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.051       2.180       264,275

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.610       2.051       265,898
                                                                                      2012   1.395       1.610       270,462
                                                                                      2011   1.488       1.395       357,974
                                                                                      2010   1.281       1.488       543,207
                                                                                      2009   0.938       1.281     1,054,414
                                                                                      2008   1.710       0.938     1,274,695
                                                                                      2007   1.554       1.710     1,391,037
                                                                                      2006   1.440       1.554     1,396,522
                                                                                      2005   1.266       1.440       886,386
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.838       1.992       109,843
                                                                                      2013   1.406       1.838       114,197
                                                                                      2012   1.223       1.406       108,916
                                                                                      2011   1.272       1.223       141,856
                                                                                      2010   1.165       1.272       411,348
                                                                                      2009   0.907       1.165       665,171
                                                                                      2008   1.490       0.907       708,281
                                                                                      2007   1.449       1.490       746,239
                                                                                      2006   1.284       1.449       750,829
                                                                                      2005   1.239       1.284       505,039
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.551       1.532            --
                                                                                      2005   1.340       1.551        73,943
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.543       2.004            --
                                                                                      2005   1.470       1.543         1,987
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.399       1.337            --
                                                                                      2007   1.334       1.399            --
                                                                                      2006   1.169       1.334            --
                                                                                      2005   1.144       1.169            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.148       1.082            --
                                                                                      2007   1.318       1.148            --
                                                                                      2006   1.297       1.318            --
                                                                                      2005   1.252       1.297            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.295       1.406            --
                                                                                      2005   1.201       1.295        15,490
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.293       1.439            --
                                                                                      2005   1.199       1.293       138,448
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.179       2.382            --
                                                                                      2013   1.699       2.179            --
                                                                                      2012   1.494       1.699            --
                                                                                      2011   1.570       1.494            --
                                                                                      2010   1.371       1.570            --
                                                                                      2009   1.033       1.371            --
                                                                                      2008   1.842       1.033            --
                                                                                      2007   1.603       1.842            --
                                                                                      2006   1.469       1.603            --
                                                                                      2005   1.286       1.469            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.054       2.226            --
                                                                                      2013   1.517       2.054            --
                                                                                      2012   1.267       1.517            --
                                                                                      2011   1.331       1.267            --
                                                                                      2010   1.152       1.331            --
                                                                                      2009   0.867       1.152            --
                                                                                      2008   1.509       0.867            --
                                                                                      2007   1.444       1.509            --
                                                                                      2006   1.295       1.444            --
                                                                                      2005   1.096       1.295            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.788       2.895        42,653

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.096       2.788        48,622
                                                                                  2012   1.868       2.096        40,756
                                                                                  2011   2.140       1.868        82,243
                                                                                  2010   1.700       2.140        82,792
                                                                                  2009   1.242       1.700        85,778
                                                                                  2008   2.101       1.242        56,548
                                                                                  2007   1.860       2.101       133,709
                                                                                  2006   1.690       1.860       110,289
                                                                                  2005   1.462       1.690        65,896
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.334       1.547            --
                                                                                  2005   1.232       1.334       279,090
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.044       2.765            --
                                                                                  2007   2.414       3.044        99,964
                                                                                  2006   1.924       2.414       109,390
                                                                                  2005   1.542       1.924        39,664
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.007       1.747        37,781
                                                                                  2013   1.667       2.007        37,885
                                                                                  2012   1.440       1.667        55,106
                                                                                  2011   1.646       1.440        79,869
                                                                                  2010   1.550       1.646       145,939
                                                                                  2009   1.155       1.550       304,453
                                                                                  2008   1.979       1.155       316,483
                                                                                  2007   1.750       1.979       402,806
                                                                                  2006   1.472       1.750       352,954
                                                                                  2005   1.364       1.472       172,546
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.406       1.678            --
                                                                                  2005   1.319       1.406       121,975
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.057       1.078            --
                                                                                  2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.204       1.241            --
                                                                                  2005   1.142       1.204            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.458       1.476            --
                                                                                  2009   1.185       1.458            --
                                                                                  2008   1.705       1.185            --
                                                                                  2007   1.431       1.705            --
                                                                                  2006   1.374       1.431            --
                                                                                  2005   1.249       1.374            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.494       1.405            --
                                                                                  2007   1.395       1.494            --
                                                                                  2006   1.208       1.395            --
                                                                                  2005   1.168       1.208            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.666       1.781            --
                                                                                  2010   1.368       1.666            --
                                                                                  2009   0.890       1.368            --
                                                                                  2008   1.623       0.890            --
                                                                                  2007   1.362       1.623            --
                                                                                  2006   1.290       1.362            --
                                                                                  2005   1.181       1.290            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.344       1.502            --
                                                                                  2005   1.320       1.344       107,190
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.249       2.651        54,794
                                                                                  2013   1.554       2.249        63,642
                                                                                  2012   1.337       1.554        50,506
                                                                                  2011   1.332       1.337        96,718
                                                                                  2010   1.088       1.332       206,468
                                                                                  2009   0.826       1.088       231,614
                                                                                  2008   1.415       0.826       235,408
                                                                                  2007   1.473       1.415       271,599
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.732       1.738            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.338       1.732        33,376
                                                                                  2012   1.189       1.338        53,391
                                                                                  2011   1.294       1.189        81,563
                                                                                  2010   1.134       1.294       170,748
                                                                                  2009   0.895       1.134       207,006
                                                                                  2008   1.441       0.895       203,562
                                                                                  2007   1.510       1.441       233,632
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.926       2.094        25,554
                                                                                  2013   1.513       1.926        33,043
                                                                                  2012   1.333       1.513        37,401
                                                                                  2011   1.327       1.333        40,599
                                                                                  2010   1.203       1.327        70,387
                                                                                  2009   1.006       1.203       164,808
                                                                                  2008   1.453       1.006       106,290
                                                                                  2007   1.409       1.453       124,725
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.780       1.987        18,984
                                                                                  2013   1.319       1.780        25,486
                                                                                  2012   1.119       1.319        35,305
                                                                                  2011   1.151       1.119        35,918
                                                                                  2010   1.070       1.151        46,683
                                                                                  2009   0.767       1.070        47,798
                                                                                  2008   1.250       0.767        49,039
                                                                                  2007   1.252       1.250        48,526
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.907       2.086        53,776
                                                                                  2013   1.471       1.907        54,666
                                                                                  2012   1.290       1.471        55,452
                                                                                  2011   1.255       1.290        56,344
                                                                                  2010   1.171       1.255        10,718
                                                                                  2009   0.960       1.171        10,721
                                                                                  2008   1.523       0.960        10,724
                                                                                  2007   1.498       1.523        10,724
                                                                                  2006   1.293       1.498        10,724
                                                                                  2005   1.240       1.293         5,937
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.832       2.887           815
                                                                                  2013   1.967       2.832           784
                                                                                  2012   1.682       1.967         4,615
                                                                                  2011   1.694       1.682         5,158
                                                                                  2010   1.382       1.694         6,869
                                                                                  2009   0.989       1.382        18,520
                                                                                  2008   1.703       0.989        18,905
                                                                                  2007   1.581       1.703        18,508
                                                                                  2006   1.432       1.581        11,063
                                                                                  2005   1.394       1.432        11,063
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858            --
                                                                                  2008   1.442       0.882        61,652
                                                                                  2007   1.403       1.442        61,718
                                                                                  2006   1.245       1.403        62,113
                                                                                  2005   1.219       1.245        60,652
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.938            --
                                                                                  2010   0.889       0.951        48,205
                                                                                  2009   0.773       0.889        48,279
                                                                                  2008   1.002       0.773        48,261
                                                                                  2007   1.010       1.002        47,967
                                                                                  2006   0.990       1.010        52,538
                                                                                  2005   0.988       0.990        45,856
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.462       1.532            --
                                                                                  2006   1.264       1.462            --
                                                                                  2005   1.241       1.264        37,563
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.203       1.251            --
                                                                                  2006   1.179       1.203            --
                                                                                  2005   1.144       1.179            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.432       1.480            --
                                                                                  2006   1.316       1.432            --
                                                                                  2005   1.223       1.316            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.334       1.391            --
                                                                          2006   1.212       1.334            --
                                                                          2005   1.194       1.212            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515            --
                                                                          2006   1.272       1.461       115,005
                                                                          2005   1.258       1.272       107,753
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799            --
                                                                          2006   1.488       1.635       199,359
                                                                          2005   1.404       1.488       173,124
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.091       1.124            --
                                                                          2005   1.073       1.091            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.581       1.522            --
                                                                          2007   1.523       1.581            --
                                                                          2006   1.604       1.523            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.935       1.962            --
                                                                          2013   1.799       1.935            --
                                                                          2012   1.571       1.799            --
                                                                          2011   1.563       1.571            --
                                                                          2010   1.374       1.563            --
                                                                          2009   0.952       1.374            --
                                                                          2008   1.281       0.952            --
                                                                          2007   1.273       1.281            --
                                                                          2006   1.212       1.273            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135            --
                                                                          2013   1.003       1.019            --
                                                                          2012   0.811       1.003            --
                                                                          2011   0.875       0.811            --
                                                                          2010   0.768       0.875         1,147
                                                                          2009   0.581       0.768            --
                                                                          2008   1.014       0.581            --
                                                                          2007   1.216       1.014        60,280
                                                                          2006   1.003       1.216        34,117
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460            --
                                                                          2013   1.871       2.366           925
                                                                          2012   1.556       1.871           993
                                                                          2011   1.715       1.556         4,779
                                                                          2010   1.596       1.715         4,740
                                                                          2009   1.138       1.596        48,101
                                                                          2008   2.000       1.138        61,842
                                                                          2007   1.565       2.000        63,316
                                                                          2006   1.532       1.565        69,085
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751           827
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199        51,946
                                                                          2013   1.856       2.377        52,664
                                                                          2012   1.464       1.856        49,727
                                                                          2011   1.738       1.464        59,472
                                                                          2010   1.521       1.738        58,088
                                                                          2009   0.999       1.521       147,125
                                                                          2008   1.722       0.999       154,804
                                                                          2007   1.774       1.722       152,304
                                                                          2006   1.615       1.774       125,236
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.892       2.025            --
                                                                          2013   1.427       1.892            --
                                                                          2012   1.230       1.427            --
                                                                          2011   1.274       1.230            --
                                                                          2010   1.133       1.274            --
                                                                          2009   0.911       1.133            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.298       1.394        51,217

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.018       1.298        52,554
                                                                               2012   0.906       1.018        55,100
                                                                               2011   0.961       0.906        73,888
                                                                               2010   0.782       0.961       177,521
                                                                               2009   0.631       0.782       250,826
                                                                               2008   1.052       0.631       278,321
                                                                               2007   1.068       1.052       287,555
                                                                               2006   1.002       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.091       2.216         3,312
                                                                               2013   1.520       2.091         3,318
                                                                               2012   1.310       1.520         1,232
                                                                               2011   1.349       1.310         1,239
                                                                               2010   1.089       1.349           753
                                                                               2009   0.829       1.089            --
                                                                               2008   1.379       0.829            --
                                                                               2007   1.264       1.379            --
                                                                               2006   1.278       1.264            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.840       1.886        24,383
                                                                               2013   1.410       1.840        24,811
                                                                               2012   1.246       1.410        25,189
                                                                               2011   1.415       1.246        25,618
                                                                               2010   1.209       1.415        12,030
                                                                               2009   0.956       1.209         1,955
                                                                               2008   1.306       0.956         1,957
                                                                               2007   1.347       1.306            --
                                                                               2006   1.268       1.347            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.903       0.891            --
                                                                               2008   1.233       0.903            --
                                                                               2007   1.184       1.233            --
                                                                               2006   1.124       1.184            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.880       1.935            --
                                                                               2013   1.775       1.880            --
                                                                               2012   1.602       1.775            --
                                                                               2011   1.560       1.602            --
                                                                               2010   1.408       1.560            --
                                                                               2009   1.048       1.408            --
                                                                               2008   1.312       1.048            --
                                                                               2007   1.254       1.312            --
                                                                               2006   1.201       1.254            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771            --
                                                                               2008   1.448       0.813            --
                                                                               2007   1.321       1.448            --
                                                                               2006   1.342       1.321            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246            --
                                                                               2013   0.955       1.211            --
                                                                               2012   0.836       0.955            --
                                                                               2011   0.980       0.836            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294        38,621
                                                                               2013   1.001       1.299        45,353
                                                                               2012   0.867       1.001        68,830
                                                                               2011   0.973       0.867        85,078
                                                                               2010   0.828       0.973        90,639
                                                                               2009   0.669       0.828       301,892
                                                                               2008   0.974       0.669       316,896
                                                                               2007   1.025       0.974       346,054
                                                                               2006   1.003       1.025       335,357
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        36,618
                                                                               2013   2.346       2.183        33,822
                                                                               2012   2.016       2.346        29,439
                                                                               2011   2.532       2.016        30,337
                                                                               2010   2.091       2.532        43,089
                                                                               2009   1.264       2.091        73,803
                                                                               2008   2.769       1.264       154,882
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922            --
                                                                          2012   1.440       1.645           692
                                                                          2011   1.647       1.440           693
                                                                          2010   1.510       1.647           694
                                                                          2009   1.172       1.510           695
                                                                          2008   2.077       1.172           696
                                                                          2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.023       1.107            --
                                                                          2012   0.993       1.023            --
                                                                          2011   1.070       0.993            --
                                                                          2010   0.890       1.070           946
                                                                          2009   0.664       0.890            --
                                                                          2008   1.100       0.664            --
                                                                          2007   1.245       1.100            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306       186,758
                                                                          2013   1.049       1.306       186,695
                                                                          2012   0.884       1.049       156,599
                                                                          2011   0.986       0.884       178,683
                                                                          2010   0.869       0.986       192,228
                                                                          2009   0.634       0.869       355,668
                                                                          2008   1.090       0.634       486,995
                                                                          2007   1.047       1.090       497,959
                                                                          2006   0.996       1.047       511,128
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399       142,408
                                                                          2013   1.554       1.385       136,702
                                                                          2012   1.452       1.554       158,791
                                                                          2011   1.330       1.452       113,403
                                                                          2010   1.257       1.330       261,678
                                                                          2009   1.085       1.257       289,744
                                                                          2008   1.186       1.085       280,038
                                                                          2007   1.124       1.186       307,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.482       1.512       264,350
                                                                          2013   1.543       1.482       296,652
                                                                          2012   1.442       1.543       366,455
                                                                          2011   1.427       1.442       470,845
                                                                          2010   1.347       1.427       678,397
                                                                          2009   1.213       1.347     1,004,038
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.142       1.259            --
                                                                          2006   1.089       1.142            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.661       1.701       188,204
                                                                          2013   1.670       1.661       190,115
                                                                          2012   1.528       1.670       181,796
                                                                          2011   1.506       1.528       179,410
                                                                          2010   1.371       1.506       252,807
                                                                          2009   1.052       1.371       336,639
                                                                          2008   1.203       1.052       329,226
                                                                          2007   1.153       1.203       482,222
                                                                          2006   1.116       1.153       475,545
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.568       1.636            --
                                                                          2012   1.429       1.568            --
                                                                          2011   1.774       1.429            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.289       1.430            --

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.984       1.289            --
                                                                        2012   0.852       0.984            --
                                                                        2011   0.906       0.852            --
                                                                        2010   0.791       0.906            --
                                                                        2009   0.682       0.791            --
                                                                        2008   1.093       0.682            --
                                                                        2007   1.074       1.093            --
                                                                        2006   1.001       1.074            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.741       1.893        27,232
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.518       1.589            --
                                                                        2006   1.438       1.518            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.791       1.992            --
                                                                        2013   1.363       1.791            --
                                                                        2012   1.226       1.363            --
                                                                        2011   1.250       1.226            --
                                                                        2010   1.134       1.250            --
                                                                        2009   0.971       1.134            --
                                                                        2008   1.582       0.971            --
                                                                        2007   1.576       1.582            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.262       1.323            --
                                                                        2013   1.298       1.262            --
                                                                        2012   1.233       1.298            --
                                                                        2011   1.182       1.233            --
                                                                        2010   1.114       1.182            --
                                                                        2009   1.039       1.114            --
                                                                        2008   1.099       1.039            --
                                                                        2007   1.056       1.099            --
                                                                        2006   1.020       1.056            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.474       1.572         7,498
                                                                        2013   1.122       1.474         7,670
                                                                        2012   1.002       1.122         8,073
                                                                        2011   1.123       1.002         7,923
                                                                        2010   0.957       1.123        10,224
                                                                        2009   0.763       0.957         7,821
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.953       0.933        18,900
                                                                        2013   0.973       0.953        43,642
                                                                        2012   0.994       0.973        82,899
                                                                        2011   1.015       0.994       106,531
                                                                        2010   1.036       1.015       121,065
                                                                        2009   1.054       1.036       151,660
                                                                        2008   1.046       1.054        54,462
                                                                        2007   1.017       1.046         9,494
                                                                        2006   0.998       1.017            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743            --
                                                                        2008   1.319       0.713         7,819
                                                                        2007   1.296       1.319         7,232
                                                                        2006   1.283       1.296         7,020
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242            --
                                                                        2012   0.998       1.130        25,887
                                                                        2011   1.087       0.998        29,651
                                                                        2010   0.970       1.087        31,179
                                                                        2009   0.814       0.970        32,795
                                                                        2008   1.362       0.814        38,386
                                                                        2007   1.337       1.362        37,443
                                                                        2006   1.308       1.337        45,657
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969         3,453
                                                                        2013   1.394       1.811         3,453
                                                                        2012   1.284       1.394         3,453
                                                                        2011   1.354       1.284         3,453
                                                                        2010   1.201       1.354         4,745
                                                                        2009   0.822       1.201         5,007
                                                                        2008   1.546       0.822         5,011
                                                                        2007   1.312       1.546         6,145
                                                                        2006   1.348       1.312         7,142
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.909       0.983            --

                     PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.802       0.909            --
                                                                     2009   0.623       0.802            --
                                                                     2008   1.068       0.623            --
                                                                     2007   1.057       1.068            --
                                                                     2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.264       1.293            --
                                                                     2013   1.238       1.264            --
                                                                     2012   1.158       1.238            --
                                                                     2011   1.145       1.158            --
                                                                     2010   1.063       1.145            --
                                                                     2009   0.900       1.063            --
                                                                     2008   1.074       0.900            --
                                                                     2007   1.039       1.074            --
                                                                     2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.278       1.313            --
                                                                     2013   1.177       1.278            --
                                                                     2012   1.078       1.177            --
                                                                     2011   1.090       1.078            --
                                                                     2010   0.998       1.090            --
                                                                     2009   0.824       0.998            --
                                                                     2008   1.073       0.824            --
                                                                     2007   1.046       1.073            --
                                                                     2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.275       1.311        16,241
                                                                     2013   1.103       1.275            --
                                                                     2012   0.995       1.103            --
                                                                     2011   1.030       0.995            --
                                                                     2010   0.930       1.030            --
                                                                     2009   0.750       0.930            --
                                                                     2008   1.074       0.750            --
                                                                     2007   1.051       1.074            --
                                                                     2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.255       1.293        21,766
                                                                     2013   1.031       1.255            --
                                                                     2012   0.913       1.031            --
                                                                     2011   0.968       0.913            --
                                                                     2010   0.862       0.968            --
                                                                     2009   0.682       0.862            --
                                                                     2008   1.074       0.682            --
                                                                     2007   1.056       1.074        65,004
                                                                     2006   1.002       1.056        64,097
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.768       1.958        16,492
                                                                     2013   1.371       1.768         8,759
                                                                     2012   1.213       1.371         8,759
                                                                     2011   1.219       1.213         5,328
                                                                     2010   1.087       1.219         5,382
                                                                     2009   0.887       1.087         8,358
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.600       1.699       174,116
                                                                     2013   1.376       1.600       156,170
                                                                     2012   1.262       1.376       163,230
                                                                     2011   1.261       1.262       131,684
                                                                     2010   1.172       1.261       189,358
                                                                     2009   1.011       1.172       290,963
                                                                     2008   1.329       1.011       384,413
                                                                     2007   1.303       1.329       436,817
                                                                     2006   1.223       1.303       522,955
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.864       2.023         5,267
                                                                     2013   1.403       1.864         5,501
                                                                     2012   1.228       1.403         6,287
                                                                     2011   1.244       1.228         6,452
                                                                     2010   1.140       1.244        84,237
                                                                     2009   0.963       1.140       152,921
                                                                     2008   1.458       0.963       196,369
                                                                     2007   1.384       1.458       199,040
                                                                     2006   1.256       1.384       206,155
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.020       1.979            --
                                                                     2013   1.623       2.020            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.386       1.353        40,253
                                                                                   2013   1.115       1.386        40,959
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.579       1.683            --
                                                                                   2013   1.162       1.579            --
                                                                                   2012   1.000       1.162            --
                                                                                   2011   1.035       1.000            --
                                                                                   2010   0.906       1.035            --
                                                                                   2009   0.647       0.906            --
                                                                                   2008   1.138       0.647            --
                                                                                   2007   1.065       1.138            --
                                                                                   2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.023       2.113            --
                                                                                   2013   1.433       2.023            --
                                                                                   2012   1.263       1.433            --
                                                                                   2011   1.271       1.263            --
                                                                                   2010   0.964       1.271            --
                                                                                   2009   0.710       0.964            --
                                                                                   2008   1.084       0.710            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
                                                                                   2006   1.078       1.142            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.152       1.161            --
                                                                                   2013   1.183       1.152            --
                                                                                   2012   1.167       1.183            --
                                                                                   2011   1.128       1.167            --
                                                                                   2010   1.087       1.128            --
                                                                                   2009   1.062       1.087            --
                                                                                   2008   1.087       1.062            --
                                                                                   2007   1.062       1.087            --
                                                                                   2006   1.030       1.062            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.484       1.607            --
                                                                                   2013   1.257       1.484            --
                                                                                   2012   1.142       1.257            --
                                                                                   2011   1.124       1.142            --
                                                                                   2010   1.046       1.124            --
                                                                                   2009   0.905       1.046            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.578       1.710            --
                                                                                   2013   1.206       1.578            --
                                                                                   2012   1.091       1.206            --
                                                                                   2011   1.161       1.091            --
                                                                                   2010   1.059       1.161            --
                                                                                   2009   0.819       1.059            --
                                                                                   2008   1.331       0.819            --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.991       0.998            --
                                                                                   2005   0.984       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.107       1.321            --
                                                                                   2005   1.069       1.107            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.099       1.120            --
                                                                                   2006   1.115       1.099       308,701
                                                                                   2005   1.115       1.115       222,028
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.173       1.210            --
                                                                                   2008   1.143       1.173       952,015
                                                                                   2007   1.073       1.143       930,897
                                                                                   2006   1.056       1.073       949,462
                                                                                   2005   1.052       1.056       830,620
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.845       1.995            --
                                                                                   2006   1.475       1.845            --
                                                                                   2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.839       1.961            --
                                                                                   2006   1.601       1.839        13,289
                                                                                   2005   1.528       1.601        13,871

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.128       1.201            --
                                                                                     2005   1.148       1.128            --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.471       1.604            --
                                                                                     2005   1.336       1.471            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        45,518
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.184       1.212            --
                                                                                     2005   1.179       1.184            --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.280       1.323            --
                                                                                     2005   1.241       1.280            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247         1,666
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.106       1.174            --
                                                                                     2005   1.000       1.106            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.020            --
                                                                                     2005   1.000       1.017            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.087            --
                                                                                     2005   1.000       1.051            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.129            --
                                                                                     2005   1.000       1.084            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.047            --
                                                                                     2005   1.000       1.028            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276         6,041
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       358,857
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164       222,621
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408        67,392
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273        24,893
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.089            --
                                                                                     2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.107       1.116            --
                                                                                     2005   1.091       1.107       126,564
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.031       1.020            --
                                                                                     2005   1.036       1.031            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.204       1.254            --
                                                                                     2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.278            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.268            --
                                                                                     2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.070       1.030            --
                                                                                     2005   1.047       1.070            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.506       1.612            --

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.296       1.506    --
                                                                2012   1.196       1.296    --
                                                                2011   1.221       1.196    --
                                                                2010   1.112       1.221    --
                                                                2009   0.924       1.112    --
                                                                2008   1.262       0.924    --
                                                                2007   1.162       1.262    --
                                                                2006   1.102       1.162    --
                                                                2005   1.078       1.102    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)............ 2009   0.910       0.881    --
                                                                2008   1.447       0.910    --
                                                                2007   1.513       1.447    --
                                                                2006   1.332       1.513    --
                                                                2005   1.306       1.332    --
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)........ 2009   0.780       0.798    --
                                                                2008   1.400       0.780    --
                                                                2007   1.271       1.400    --
                                                                2006   1.216       1.271    --
                                                                2005   1.151       1.216    --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.364       1.326            --
                                                                         2005   1.213       1.364       162,251
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.660       2.664       246,903
                                                                         2013   2.104       2.660       291,175
                                                                         2012   1.754       2.104       342,282
                                                                         2011   1.967       1.754       389,359
                                                                         2010   1.798       1.967       467,725
                                                                         2009   1.291       1.798       667,050
                                                                         2008   2.142       1.291       807,737
                                                                         2007   1.905       2.142     1,004,732
                                                                         2006   1.616       1.905     1,114,790
                                                                         2005   1.448       1.616     1,124,175
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.285       2.427       746,482
                                                                         2013   1.794       2.285       812,501
                                                                         2012   1.555       1.794     1,000,635
                                                                         2011   1.660       1.555     1,081,581
                                                                         2010   1.429       1.660     1,343,605
                                                                         2009   1.047       1.429     1,799,363
                                                                         2008   1.910       1.047     2,132,885
                                                                         2007   1.737       1.910     2,575,192
                                                                         2006   1.611       1.737     2,907,300
                                                                         2005   1.416       1.611     2,977,854
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.008       2.174       534,832
                                                                         2013   1.537       2.008       623,781
                                                                         2012   1.337       1.537       710,587
                                                                         2011   1.391       1.337       784,385
                                                                         2010   1.276       1.391       966,366
                                                                         2009   0.993       1.276     1,352,963
                                                                         2008   1.633       0.993     1,744,913
                                                                         2007   1.588       1.633     2,466,987
                                                                         2006   1.409       1.588     2,699,756
                                                                         2005   1.360       1.409     2,772,030
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.602       1.583            --
                                                                         2005   1.385       1.602       112,562
Delaware VIP Trust

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.779       2.309            --
                                                                                      2005   1.696       1.779       360,501
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.446       1.381            --
                                                                                      2007   1.379       1.446        68,132
                                                                                      2006   1.209       1.379        64,906
                                                                                      2005   1.184       1.209        65,260
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.255       1.183            --
                                                                                      2007   1.442       1.255       121,928
                                                                                      2006   1.420       1.442       120,708
                                                                                      2005   1.371       1.420       161,026
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.294       1.405            --
                                                                                      2005   1.200       1.294       509,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.291       1.437            --
                                                                                      2005   1.198       1.291       534,756
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.363       2.582       152,308
                                                                                      2013   1.844       2.363       165,627
                                                                                      2012   1.622       1.844       200,587
                                                                                      2011   1.705       1.622       216,463
                                                                                      2010   1.490       1.705       266,667
                                                                                      2009   1.124       1.490       338,531
                                                                                      2008   2.003       1.124       427,449
                                                                                      2007   1.745       2.003       629,004
                                                                                      2006   1.600       1.745       700,546
                                                                                      2005   1.401       1.600       707,001
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.155       2.334            --
                                                                                      2013   1.593       2.155         4,506
                                                                                      2012   1.331       1.593         4,744
                                                                                      2011   1.399       1.331         5,076
                                                                                      2010   1.211       1.399         5,153
                                                                                      2009   0.912       1.211        18,848
                                                                                      2008   1.588       0.912        27,404
                                                                                      2007   1.520       1.588        39,158
                                                                                      2006   1.365       1.520        41,166
                                                                                      2005   1.155       1.365        41,623
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   3.091       3.207       189,857
                                                                                      2013   2.324       3.091       210,239
                                                                                      2012   2.073       2.324       253,453
                                                                                      2011   2.376       2.073       284,005
                                                                                      2010   1.888       2.376       336,293
                                                                                      2009   1.380       1.888       462,226
                                                                                      2008   2.335       1.380       656,069
                                                                                      2007   2.069       2.335       907,113
                                                                                      2006   1.881       2.069       966,406
                                                                                      2005   1.628       1.881       921,710
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.453       1.683            --
                                                                                      2005   1.342       1.453       480,845
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.466       3.148            --
                                                                                      2007   2.750       3.466       266,910
                                                                                      2006   2.193       2.750       301,415
                                                                                      2005   1.759       2.193       298,025
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.174       1.891        99,871
                                                                                      2013   1.806       2.174       101,676
                                                                                      2012   1.561       1.806       142,100
                                                                                      2011   1.785       1.561       169,292
                                                                                      2010   1.682       1.785       194,907
                                                                                      2009   1.254       1.682       250,919
                                                                                      2008   2.150       1.254       240,039
                                                                                      2007   1.903       2.150       274,770
                                                                                      2006   1.601       1.903       253,240
                                                                                      2005   1.484       1.601       228,682
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.528       1.822            --
                                                                                      2005   1.434       1.528       709,630

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.056       1.077            --
                                                                                  2005   1.065       1.056       189,600
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.236       1.274            --
                                                                                  2005   1.173       1.236        19,615
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.589       1.608            --
                                                                                  2009   1.292       1.589            --
                                                                                  2008   1.860       1.292            --
                                                                                  2007   1.562       1.860            --
                                                                                  2006   1.500       1.562            --
                                                                                  2005   1.365       1.500            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.549       1.457            --
                                                                                  2007   1.447       1.549         8,023
                                                                                  2006   1.254       1.447         8,023
                                                                                  2005   1.213       1.254         8,023
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.875       2.003            --
                                                                                  2010   1.540       1.875        20,948
                                                                                  2009   1.003       1.540        20,979
                                                                                  2008   1.829       1.003        14,227
                                                                                  2007   1.536       1.829        27,896
                                                                                  2006   1.455       1.536        44,875
                                                                                  2005   1.332       1.455        46,971
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.521       1.699            --
                                                                                  2005   1.495       1.521       330,331
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.466       2.906       114,789
                                                                                  2013   1.705       2.466       137,370
                                                                                  2012   1.468       1.705       234,333
                                                                                  2011   1.463       1.468       241,475
                                                                                  2010   1.196       1.463       274,899
                                                                                  2009   0.908       1.196       315,660
                                                                                  2008   1.557       0.908       366,536
                                                                                  2007   1.621       1.557       399,942
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.933       1.939            --
                                                                                  2013   1.494       1.933        97,081
                                                                                  2012   1.328       1.494       150,520
                                                                                  2011   1.446       1.328       178,866
                                                                                  2010   1.267       1.446       221,528
                                                                                  2009   1.001       1.267       257,137
                                                                                  2008   1.613       1.001       280,129
                                                                                  2007   1.690       1.613       368,776
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.039       2.215            --
                                                                                  2013   1.603       2.039            --
                                                                                  2012   1.412       1.603         5,592
                                                                                  2011   1.406       1.412        82,464
                                                                                  2010   1.276       1.406        85,358
                                                                                  2009   1.068       1.276        92,487
                                                                                  2008   1.543       1.068        41,593
                                                                                  2007   1.496       1.543        48,045
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.072       2.311        22,879
                                                                                  2013   1.535       2.072        25,898
                                                                                  2012   1.304       1.535        37,431
                                                                                  2011   1.341       1.304        41,877
                                                                                  2010   1.247       1.341        41,998
                                                                                  2009   0.895       1.247        48,426
                                                                                  2008   1.458       0.895        77,489
                                                                                  2007   1.462       1.458       124,871
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.054       2.246         8,415

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.585       2.054        16,269
                                                                                  2012   1.391       1.585        22,172
                                                                                  2011   1.354       1.391        38,891
                                                                                  2010   1.263       1.354        49,399
                                                                                  2009   1.037       1.263       126,146
                                                                                  2008   1.646       1.037       132,865
                                                                                  2007   1.619       1.646       199,346
                                                                                  2006   1.398       1.619       265,093
                                                                                  2005   1.341       1.398       275,119
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.221       3.281        57,150
                                                                                  2013   2.238       3.221        65,775
                                                                                  2012   1.915       2.238        81,191
                                                                                  2011   1.930       1.915        89,270
                                                                                  2010   1.575       1.930       129,019
                                                                                  2009   1.127       1.575       167,094
                                                                                  2008   1.943       1.127       181,287
                                                                                  2007   1.804       1.943       228,468
                                                                                  2006   1.635       1.804       250,590
                                                                                  2005   1.592       1.635       237,831
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.942       0.915            --
                                                                                  2008   1.540       0.942       491,107
                                                                                  2007   1.499       1.540       597,863
                                                                                  2006   1.331       1.499       717,839
                                                                                  2005   1.304       1.331       775,963
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.947       0.934            --
                                                                                  2010   0.886       0.947       214,324
                                                                                  2009   0.771       0.886       234,333
                                                                                  2008   1.000       0.771       234,749
                                                                                  2007   1.008       1.000       480,246
                                                                                  2006   0.989       1.008       509,516
                                                                                  2005   0.987       0.989       537,016
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.630       1.707            --
                                                                                  2006   1.410       1.630       376,900
                                                                                  2005   1.385       1.410       341,534
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.405       1.461            --
                                                                                  2006   1.377       1.405       147,482
                                                                                  2005   1.337       1.377       161,654
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.625       1.680            --
                                                                                  2006   1.495       1.625       389,361
                                                                                  2005   1.390       1.495       410,185
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.459       1.521            --
                                                                                  2006   1.326       1.459        21,787
                                                                                  2005   1.307       1.326        21,425
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.584       1.643            --
                                                                                  2006   1.380       1.584       555,965
                                                                                  2005   1.365       1.380       538,683
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.771       1.948            --
                                                                                  2006   1.612       1.771       656,153
                                                                                  2005   1.522       1.612       818,793
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.090       1.123            --
                                                                                  2005   1.073       1.090        31,949
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.722       1.657            --
                                                                                  2007   1.659       1.722       260,906
                                                                                  2006   1.749       1.659       325,531
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   2.122       2.150        91,320

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.973       2.122        91,177
                                                                          2012   1.725       1.973       103,222
                                                                          2011   1.717       1.725       120,077
                                                                          2010   1.509       1.717       134,929
                                                                          2009   1.046       1.509       190,924
                                                                          2008   1.409       1.046       238,976
                                                                          2007   1.401       1.409       399,415
                                                                          2006   1.334       1.401       317,372
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.015       1.130       165,131
                                                                          2013   1.000       1.015       210,316
                                                                          2012   0.809       1.000       288,888
                                                                          2011   0.873       0.809       352,539
                                                                          2010   0.767       0.873       369,741
                                                                          2009   0.580       0.767       476,857
                                                                          2008   1.014       0.580       530,671
                                                                          2007   1.216       1.014       618,920
                                                                          2006   1.003       1.216       674,985
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.435       2.532            --
                                                                          2013   1.927       2.435        17,624
                                                                          2012   1.603       1.927        19,482
                                                                          2011   1.767       1.603        31,259
                                                                          2010   1.646       1.767        34,340
                                                                          2009   1.175       1.646       103,546
                                                                          2008   2.064       1.175        98,521
                                                                          2007   1.617       2.064       111,010
                                                                          2006   1.583       1.617       128,957
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.524       2.829        17,142
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.573       2.379        63,657
                                                                          2013   2.010       2.573        59,214
                                                                          2012   1.586       2.010       106,995
                                                                          2011   1.884       1.586       145,562
                                                                          2010   1.650       1.884       167,810
                                                                          2009   1.084       1.650       290,317
                                                                          2008   1.869       1.084       351,542
                                                                          2007   1.926       1.869       301,204
                                                                          2006   1.755       1.926       365,013
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.067       2.211       120,038
                                                                          2013   1.559       2.067       126,568
                                                                          2012   1.345       1.559       134,961
                                                                          2011   1.394       1.345       161,209
                                                                          2010   1.240       1.394       216,571
                                                                          2009   0.997       1.240       304,995
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.293       1.388       222,526
                                                                          2013   1.014       1.293       239,807
                                                                          2012   0.904       1.014       266,080
                                                                          2011   0.959       0.904       316,611
                                                                          2010   0.780       0.959       433,301
                                                                          2009   0.630       0.780       576,752
                                                                          2008   1.051       0.630       652,363
                                                                          2007   1.068       1.051     1,026,474
                                                                          2006   1.002       1.068        36,511
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.082       2.205         6,824
                                                                          2013   1.514       2.082         7,016
                                                                          2012   1.305       1.514         7,305
                                                                          2011   1.345       1.305         7,307
                                                                          2010   1.087       1.345        20,494
                                                                          2009   0.827       1.087        21,878
                                                                          2008   1.377       0.827        23,838
                                                                          2007   1.263       1.377        31,704
                                                                          2006   1.277       1.263        15,782
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.832       1.877         9,117

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.405       1.832         9,297
                                                                               2012   1.241       1.405         9,568
                                                                               2011   1.411       1.241        17,164
                                                                               2010   1.206       1.411        19,243
                                                                               2009   0.955       1.206        17,197
                                                                               2008   1.304       0.955        13,838
                                                                               2007   1.346       1.304        21,953
                                                                               2006   1.267       1.346        13,947
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.901       0.889            --
                                                                               2008   1.231       0.901        31,045
                                                                               2007   1.183       1.231        32,551
                                                                               2006   1.123       1.183        32,782
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.086       2.146       130,057
                                                                               2013   1.970       2.086       136,261
                                                                               2012   1.779       1.970       155,294
                                                                               2011   1.734       1.779       169,789
                                                                               2010   1.565       1.734       164,788
                                                                               2009   1.166       1.565       279,581
                                                                               2008   1.460       1.166       294,613
                                                                               2007   1.396       1.460       266,003
                                                                               2006   1.337       1.396       279,142
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.873       0.828            --
                                                                               2008   1.555       0.873       213,795
                                                                               2007   1.420       1.555       200,569
                                                                               2006   1.443       1.420       211,158
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.207       1.241            --
                                                                               2013   0.952       1.207            --
                                                                               2012   0.833       0.952            --
                                                                               2011   0.978       0.833            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.294       1.288       337,493
                                                                               2013   0.998       1.294       382,798
                                                                               2012   0.864       0.998       491,238
                                                                               2011   0.970       0.864       587,022
                                                                               2010   0.827       0.970       784,965
                                                                               2009   0.668       0.827     1,052,518
                                                                               2008   0.973       0.668     1,233,403
                                                                               2007   1.025       0.973     1,748,888
                                                                               2006   1.003       1.025     1,175,250
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.479       2.268        64,784
                                                                               2013   2.665       2.479        63,895
                                                                               2012   2.291       2.665        70,108
                                                                               2011   2.879       2.291        72,420
                                                                               2010   2.379       2.879       114,351
                                                                               2009   1.439       2.379       161,279
                                                                               2008   3.152       1.439       180,092
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.026       1.845            --
                                                                               2013   1.736       2.026            --
                                                                               2012   1.520       1.736            --
                                                                               2011   1.739       1.520            --
                                                                               2010   1.595       1.739         5,923
                                                                               2009   1.239       1.595         9,612
                                                                               2008   2.196       1.239        15,295
                                                                               2007   2.099       2.196        74,269
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.019       1.103            --
                                                                               2012   0.989       1.019            --
                                                                               2011   1.067       0.989         3,199
                                                                               2010   0.888       1.067         3,199
                                                                               2009   0.663       0.888            --
                                                                               2008   1.098       0.663         1,849
                                                                               2007   1.244       1.098         4,846
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.301       1.301       324,087

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.046       1.301       387,973
                                                                          2012   0.882       1.046       657,011
                                                                          2011   0.984       0.882       736,381
                                                                          2010   0.867       0.984     1,038,456
                                                                          2009   0.634       0.867     1,317,813
                                                                          2008   1.089       0.634     1,413,859
                                                                          2007   1.047       1.089     1,702,931
                                                                          2006   0.996       1.047     1,795,779
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.374       1.388       153,137
                                                                          2013   1.542       1.374       231,121
                                                                          2012   1.442       1.542       269,974
                                                                          2011   1.321       1.442       338,449
                                                                          2010   1.250       1.321       356,957
                                                                          2009   1.079       1.250       428,520
                                                                          2008   1.181       1.079       558,929
                                                                          2007   1.119       1.181       695,624
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.497       1.526       357,454
                                                                          2013   1.559       1.497       365,524
                                                                          2012   1.458       1.559       448,976
                                                                          2011   1.444       1.458       584,806
                                                                          2010   1.364       1.444       843,678
                                                                          2009   1.228       1.364     1,020,095
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.902       2.069            --
                                                                          2013   1.460       1.902           714
                                                                          2012   1.349       1.460           689
                                                                          2011   1.444       1.349           676
                                                                          2010   1.270       1.444         8,092
                                                                          2009   1.047       1.270         9,799
                                                                          2008   1.593       1.047         9,832
                                                                          2007   1.550       1.593        15,237
                                                                          2006   1.447       1.550        15,225
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.142       1.258            --
                                                                          2006   1.089       1.142        14,775
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.653       1.692        96,521
                                                                          2013   1.663       1.653       150,621
                                                                          2012   1.522       1.663       195,242
                                                                          2011   1.501       1.522       274,039
                                                                          2010   1.367       1.501       366,502
                                                                          2009   1.049       1.367       423,216
                                                                          2008   1.201       1.049       385,457
                                                                          2007   1.151       1.201       369,263
                                                                          2006   1.115       1.151       293,766
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.763       1.839            --
                                                                          2012   1.606       1.763            --
                                                                          2011   1.995       1.606        11,617
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.284       1.424       329,325
                                                                          2013   0.981       1.284       371,629
                                                                          2012   0.850       0.981       477,949
                                                                          2011   0.904       0.850       579,145
                                                                          2010   0.790       0.904       632,879
                                                                          2009   0.681       0.790       998,967
                                                                          2008   1.093       0.681     1,157,543
                                                                          2007   1.074       1.093     1,434,863
                                                                          2006   1.001       1.074       935,967
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.942       2.111        53,777
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.605       1.680            --
                                                                          2006   1.521       1.605       233,191
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.887       2.099        66,772
                                                                          2013   1.437       1.887        71,279
                                                                          2012   1.294       1.437        72,993
                                                                          2011   1.319       1.294        57,758
                                                                          2010   1.197       1.319       112,246
                                                                          2009   1.026       1.197       150,094
                                                                          2008   1.672       1.026       182,224
                                                                          2007   1.666       1.672       224,516
Metropolitan Series Fund

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.302       1.364       120,175
                                                                        2013   1.340       1.302       131,622
                                                                        2012   1.273       1.340       173,677
                                                                        2011   1.221       1.273       180,638
                                                                        2010   1.151       1.221       178,307
                                                                        2009   1.075       1.151       423,853
                                                                        2008   1.137       1.075       401,784
                                                                        2007   1.093       1.137       621,001
                                                                        2006   1.056       1.093       308,140
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.540       1.641        58,322
                                                                        2013   1.172       1.540        59,548
                                                                        2012   1.047       1.172        59,849
                                                                        2011   1.175       1.047        99,900
                                                                        2010   1.002       1.175       188,309
                                                                        2009   0.799       1.002       273,349
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.940       0.920       206,973
                                                                        2013   0.960       0.940       214,224
                                                                        2012   0.981       0.960       225,209
                                                                        2011   1.003       0.981       236,968
                                                                        2010   1.024       1.003       162,105
                                                                        2009   1.042       1.024       481,461
                                                                        2008   1.035       1.042     1,925,943
                                                                        2007   1.007       1.035     1,651,959
                                                                        2006   0.988       1.007       984,279
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.747       0.778            --
                                                                        2008   1.382       0.747        64,999
                                                                        2007   1.359       1.382        97,383
                                                                        2006   1.345       1.359       104,175
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.222       1.343            --
                                                                        2012   1.080       1.222       201,863
                                                                        2011   1.177       1.080       220,627
                                                                        2010   1.051       1.177       239,973
                                                                        2009   0.882       1.051       267,297
                                                                        2008   1.477       0.882       287,702
                                                                        2007   1.450       1.477       369,177
                                                                        2006   1.419       1.450       392,755
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.080       2.261        31,965
                                                                        2013   1.602       2.080        35,676
                                                                        2012   1.477       1.602        44,601
                                                                        2011   1.558       1.477        47,693
                                                                        2010   1.382       1.558        66,894
                                                                        2009   0.946       1.382       124,553
                                                                        2008   1.782       0.946       142,050
                                                                        2007   1.512       1.782       196,413
                                                                        2006   1.554       1.512       225,830
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.907       0.981            --
                                                                        2010   0.801       0.907        76,513
                                                                        2009   0.622       0.801        76,513
                                                                        2008   1.068       0.622       155,480
                                                                        2007   1.056       1.068       534,814
                                                                        2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.259       1.288        90,025
                                                                        2013   1.234       1.259        94,285
                                                                        2012   1.155       1.234       296,985
                                                                        2011   1.143       1.155       280,233
                                                                        2010   1.061       1.143       169,325
                                                                        2009   0.899       1.061       153,984
                                                                        2008   1.073       0.899       307,678
                                                                        2007   1.039       1.073        28,996
                                                                        2006   1.001       1.039        28,996
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.273       1.308        39,188

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.173       1.273        41,726
                                                                          2012   1.075       1.173        44,457
                                                                          2011   1.087       1.075        35,034
                                                                          2010   0.996       1.087        41,575
                                                                          2009   0.823       0.996       144,977
                                                                          2008   1.072       0.823       314,849
                                                                          2007   1.045       1.072        40,513
                                                                          2006   1.002       1.045        40,513
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2014   1.270       1.306       409,994
                                                                          2013   1.100       1.270       604,260
                                                                          2012   0.992       1.100       538,751
                                                                          2011   1.028       0.992       410,284
                                                                          2010   0.928       1.028       272,771
                                                                          2009   0.749       0.928       333,514
                                                                          2008   1.073       0.749       381,024
                                                                          2007   1.051       1.073       770,223
                                                                          2006   1.002       1.051       623,831
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2014   1.250       1.288            --
                                                                          2013   1.027       1.250            --
                                                                          2012   0.910       1.027            --
                                                                          2011   0.966       0.910            --
                                                                          2010   0.861       0.966        92,467
                                                                          2009   0.681       0.861       301,501
                                                                          2008   1.073       0.681       118,754
                                                                          2007   1.055       1.073       255,664
                                                                          2006   1.002       1.055       265,171
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2014   1.883       2.084       171,808
                                                                          2013   1.460       1.883       195,235
                                                                          2012   1.293       1.460       158,295
                                                                          2011   1.300       1.293       204,755
                                                                          2010   1.160       1.300       197,597
                                                                          2009   0.946       1.160       484,508
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2014   1.660       1.761       528,149
                                                                          2013   1.428       1.660       610,941
                                                                          2012   1.310       1.428       715,816
                                                                          2011   1.310       1.310       819,075
                                                                          2010   1.218       1.310       978,258
                                                                          2009   1.051       1.218     1,521,553
                                                                          2008   1.383       1.051     2,168,658
                                                                          2007   1.356       1.383     2,697,619
                                                                          2006   1.274       1.356     2,763,417
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2014   1.855       2.012       125,958
                                                                          2013   1.397       1.855       133,192
                                                                          2012   1.223       1.397        38,260
                                                                          2011   1.239       1.223        44,776
                                                                          2010   1.137       1.239        96,631
                                                                          2009   0.961       1.137       132,558
                                                                          2008   1.455       0.961       171,510
                                                                          2007   1.382       1.455       292,382
                                                                          2006   1.255       1.382       301,347
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2014   2.194       2.147       105,033
                                                                          2013   1.763       2.194       133,529
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2014   1.380       1.346            --
                                                                          2013   1.110       1.380            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2014   1.573       1.676            --
                                                                          2013   1.158       1.573         7,306
                                                                          2012   0.997       1.158        88,857
                                                                          2011   1.033       0.997       141,438
                                                                          2010   0.904       1.033       142,085
                                                                          2009   0.646       0.904       168,942
                                                                          2008   1.137       0.646       185,092
                                                                          2007   1.065       1.137       116,999
                                                                          2006   0.998       1.065       208,859
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.206       2.303        26,434

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.563       2.206        36,424
                                                                                   2012   1.378       1.563        44,644
                                                                                   2011   1.388       1.378        51,220
                                                                                   2010   1.053       1.388        55,403
                                                                                   2009   0.776       1.053        82,666
                                                                                   2008   1.185       0.776       107,073
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.140       1.182            --
                                                                                   2006   1.077       1.140       178,676
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.146       1.155        23,615
                                                                                   2013   1.178       1.146        34,265
                                                                                   2012   1.163       1.178        34,257
                                                                                   2011   1.124       1.163        36,924
                                                                                   2010   1.084       1.124        39,007
                                                                                   2009   1.060       1.084       109,079
                                                                                   2008   1.085       1.060       119,310
                                                                                   2007   1.061       1.085       143,127
                                                                                   2006   1.029       1.061       137,679
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.477       1.598        26,283
                                                                                   2013   1.251       1.477        22,269
                                                                                   2012   1.138       1.251        22,665
                                                                                   2011   1.120       1.138        17,567
                                                                                   2010   1.044       1.120        17,966
                                                                                   2009   0.903       1.044        32,238
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.626       1.761        53,792
                                                                                   2013   1.243       1.626        65,823
                                                                                   2012   1.125       1.243        73,286
                                                                                   2011   1.198       1.125        58,268
                                                                                   2010   1.093       1.198        75,983
                                                                                   2009   0.846       1.093        66,317
                                                                                   2008   1.376       0.846        65,927
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.981       0.988            --
                                                                                   2005   0.975       0.981       924,728
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.106       1.320            --
                                                                                   2005   1.068       1.106        85,466
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.095       1.114            --
                                                                                   2006   1.110       1.095       746,906
                                                                                   2005   1.111       1.110       689,777
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.188       1.225            --
                                                                                   2008   1.158       1.188     1,102,385
                                                                                   2007   1.088       1.158     1,341,831
                                                                                   2006   1.071       1.088     1,443,055
                                                                                   2005   1.068       1.071     1,609,764
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.953       2.110            --
                                                                                   2006   1.562       1.953        77,002
                                                                                   2005   1.422       1.562        78,315
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.125       2.266            --
                                                                                   2006   1.851       2.125       391,043
                                                                                   2005   1.767       1.851       414,038
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.357       1.443            --
                                                                                   2005   1.275       1.357       211,467
 Travelers Convertible Securities Subaccount (3/02)............................... 2006   1.257       1.337            --
                                                                                   2005   1.280       1.257       310,813
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 2006   1.604       1.749            --
                                                                                   2005   1.458       1.604       324,426
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.353       1.419            --
                                                                                   2005   1.323       1.353       459,819
 Travelers Federated High Yield Subaccount (3/02)................................. 2006   1.304       1.334            --
                                                                                   2005   1.299       1.304       355,278

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.362       1.408            --
                                                                                     2005   1.321       1.362       135,406
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.308       1.345            --
                                                                                     2005   1.230       1.308        53,718
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.106       1.174            --
                                                                                     2005   1.000       1.106            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.019            --
                                                                                     2005   1.000       1.017        28,480
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.087            --
                                                                                     2005   1.000       1.051       207,446
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.129            --
                                                                                     2005   1.000       1.084       244,231
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.046            --
                                                                                     2005   1.000       1.028        38,806
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.435       1.521            --
                                                                                     2005   1.309       1.435       228,582
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.472       1.554            --
                                                                                     2005   1.459       1.472       266,741
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.236       1.274            --
                                                                                     2005   1.226       1.236     2,733,449
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.163       1.255            --
                                                                                     2005   1.117       1.163       184,079
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.530       1.755            --
                                                                                     2005   1.428       1.530       375,137
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.366       1.447            --
                                                                                     2005   1.317       1.366        18,039
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.089            --
                                                                                     2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.106       1.115            --
                                                                                     2005   1.090       1.106       319,509
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.068       1.056            --
                                                                                     2005   1.073       1.068       418,727
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.355       1.411            --
                                                                                     2005   1.357       1.355        46,788
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.111       1.277            --
                                                                                     2005   1.000       1.111         6,163
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.267            --
                                                                                     2005   1.000       1.107         5,434
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.069       1.029            --
                                                                                     2005   1.047       1.069       134,885
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.499       1.604            --
                                                                                     2013   1.290       1.499            --
                                                                                     2012   1.191       1.290            --
                                                                                     2011   1.217       1.191            --
                                                                                     2010   1.109       1.217            --
                                                                                     2009   0.922       1.109            --
                                                                                     2008   1.260       0.922            --
                                                                                     2007   1.161       1.260         2,933
                                                                                     2006   1.101       1.161         5,104
                                                                                     2005   1.078       1.101            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   0.996       0.965            --
                                                                                     2008   1.586       0.996       342,592
                                                                                     2007   1.659       1.586       508,515
                                                                                     2006   1.461       1.659       668,128
                                                                                     2005   1.433       1.461       691,668
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.817       0.835            --

 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.466       0.817    3,872
                 2007   1.332       1.466    3,872
                 2006   1.275       1.332    3,872
                 2005   1.207       1.275    3,872







                              PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.301       1.264            --
                                                                            2005   1.158       1.301            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.410       2.412            --
                                                                            2013   1.907       2.410         1,054
                                                                            2012   1.591       1.907        16,375
                                                                            2011   1.785       1.591        24,563
                                                                            2010   1.633       1.785        24,566
                                                                            2009   1.173       1.633        36,458
                                                                            2008   1.946       1.173        36,462
                                                                            2007   1.733       1.946        36,464
                                                                            2006   1.471       1.733        39,406
                                                                            2005   1.318       1.471        31,945
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.030       2.155        11,161
                                                                            2013   1.595       2.030        12,870
                                                                            2012   1.383       1.595       142,024
                                                                            2011   1.477       1.383       150,276
                                                                            2010   1.272       1.477       173,263
                                                                            2009   0.933       1.272       210,701
                                                                            2008   1.702       0.933       245,921
                                                                            2007   1.549       1.702       245,928
                                                                            2006   1.437       1.549       265,884
                                                                            2005   1.264       1.437       265,627
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.819       1.969        48,751
                                                                            2013   1.393       1.819        52,450
                                                                            2012   1.212       1.393        54,509
                                                                            2011   1.262       1.212        71,953
                                                                            2010   1.158       1.262        82,065
                                                                            2009   0.902       1.158       133,050
                                                                            2008   1.484       0.902       189,455
                                                                            2007   1.444       1.484       198,798
                                                                            2006   1.281       1.444       198,842
                                                                            2005   1.238       1.281       192,713
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).......................................... 2006   1.547       1.528            --
                                                                            2005   1.338       1.547            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)...................... 2006   1.540       1.998            --
                                                                            2005   1.468       1.540            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............... 2008   1.393       1.330            --
                                                                            2007   1.329       1.393            --
                                                                            2006   1.166       1.329            --
                                                                            2005   1.142       1.166            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)......... 2008   1.143       1.077            --
                                                                            2007   1.314       1.143            --
                                                                            2006   1.294       1.314            --
                                                                            2005   1.250       1.294            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.403            --
                                                                            2005   1.199       1.293            --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.290       1.435            --
                                                                                      2005   1.197       1.290       205,418
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.156       2.355            --
                                                                                      2013   1.683       2.156            --
                                                                                      2012   1.482       1.683            --
                                                                                      2011   1.558       1.482            --
                                                                                      2010   1.362       1.558            --
                                                                                      2009   1.028       1.362            --
                                                                                      2008   1.834       1.028            --
                                                                                      2007   1.598       1.834            --
                                                                                      2006   1.466       1.598            --
                                                                                      2005   1.285       1.466            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.033       2.200            --
                                                                                      2013   1.503       2.033            --
                                                                                      2012   1.257       1.503            --
                                                                                      2011   1.321       1.257            --
                                                                                      2010   1.145       1.321            --
                                                                                      2009   0.862       1.145            --
                                                                                      2008   1.502       0.862            --
                                                                                      2007   1.439       1.502            --
                                                                                      2006   1.292       1.439            --
                                                                                      2005   1.095       1.292            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.759       2.862            --
                                                                                      2013   2.076       2.759           973
                                                                                      2012   1.853       2.076           975
                                                                                      2011   2.124       1.853           977
                                                                                      2010   1.689       2.124           980
                                                                                      2009   1.236       1.689           983
                                                                                      2008   2.091       1.236           986
                                                                                      2007   1.854       2.091           988
                                                                                      2006   1.686       1.854           991
                                                                                      2005   1.460       1.686            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.331       1.541            --
                                                                                      2005   1.230       1.331        39,624
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.030       2.752            --
                                                                                      2007   2.406       3.030         2,546
                                                                                      2006   1.920       2.406         4,547
                                                                                      2005   1.540       1.920         2,186
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.987       1.727           691
                                                                                      2013   1.651       1.987           692
                                                                                      2012   1.428       1.651        93,309
                                                                                      2011   1.634       1.428        93,309
                                                                                      2010   1.540       1.634        93,311
                                                                                      2009   1.149       1.540       111,790
                                                                                      2008   1.970       1.149       113,246
                                                                                      2007   1.745       1.970       113,251
                                                                                      2006   1.468       1.745       132,316
                                                                                      2005   1.362       1.468       134,366
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.403       1.672            --
                                                                                      2005   1.317       1.403            --
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.055       1.076            --
                                                                                      2005   1.064       1.055            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.201       1.238            --
                                                                                      2005   1.140       1.201            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.449       1.466            --
                                                                                      2009   1.178       1.449            --
                                                                                      2008   1.697       1.178            --
                                                                                      2007   1.426       1.697            --
                                                                                      2006   1.371       1.426            --
                                                                                      2005   1.247       1.371            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.487       1.398            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.390       1.487            --
                                                                                  2006   1.205       1.390            --
                                                                                  2005   1.167       1.205            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.654       1.767            --
                                                                                  2010   1.359       1.654            --
                                                                                  2009   0.886       1.359            --
                                                                                  2008   1.616       0.886            --
                                                                                  2007   1.358       1.616            --
                                                                                  2006   1.287       1.358            --
                                                                                  2005   1.179       1.287            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.341       1.497            --
                                                                                  2005   1.318       1.341            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.226       2.621        11,987
                                                                                  2013   1.539       2.226        11,987
                                                                                  2012   1.326       1.539        11,987
                                                                                  2011   1.322       1.326        11,987
                                                                                  2010   1.081       1.322        22,441
                                                                                  2009   0.822       1.081        32,694
                                                                                  2008   1.409       0.822        42,528
                                                                                  2007   1.467       1.409        42,528
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.714       1.720            --
                                                                                  2013   1.326       1.714         3,015
                                                                                  2012   1.179       1.326        97,225
                                                                                  2011   1.285       1.179        97,229
                                                                                  2010   1.126       1.285        97,234
                                                                                  2009   0.890       1.126       108,943
                                                                                  2008   1.435       0.890       147,393
                                                                                  2007   1.504       1.435       154,084
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.907       2.070        46,068
                                                                                  2013   1.499       1.907        46,089
                                                                                  2012   1.322       1.499        47,860
                                                                                  2011   1.317       1.322        47,897
                                                                                  2010   1.195       1.317        65,721
                                                                                  2009   1.001       1.195        90,736
                                                                                  2008   1.447       1.001       222,306
                                                                                  2007   1.404       1.447       239,495
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.762       1.965         3,548
                                                                                  2013   1.307       1.762         3,552
                                                                                  2012   1.110       1.307         3,556
                                                                                  2011   1.142       1.110         3,561
                                                                                  2010   1.063       1.142         3,566
                                                                                  2009   0.763       1.063         3,572
                                                                                  2008   1.244       0.763         3,578
                                                                                  2007   1.248       1.244         3,583
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.887       2.062        14,066
                                                                                  2013   1.457       1.887        14,078
                                                                                  2012   1.279       1.457        14,096
                                                                                  2011   1.246       1.279        14,116
                                                                                  2010   1.163       1.246        14,139
                                                                                  2009   0.955       1.163        14,163
                                                                                  2008   1.517       0.955        16,488
                                                                                  2007   1.492       1.517        16,516
                                                                                  2006   1.290       1.492        19,347
                                                                                  2005   1.238       1.290        19,376
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.803       2.854            --
                                                                                  2013   1.949       2.803            --
                                                                                  2012   1.668       1.949            --
                                                                                  2011   1.682       1.668            --
                                                                                  2010   1.373       1.682            --
                                                                                  2009   0.983       1.373           768
                                                                                  2008   1.695       0.983         3,938
                                                                                  2007   1.576       1.695         3,938
                                                                                  2006   1.428       1.576            --
                                                                                  2005   1.392       1.428            --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.878       0.853            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.435       0.878            --
                                                                               2007   1.399       1.435            --
                                                                               2006   1.242       1.399            --
                                                                               2005   1.218       1.242            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.944       0.931            --
                                                                               2010   0.884       0.944            --
                                                                               2009   0.769       0.884           470
                                                                               2008   0.998       0.769            --
                                                                               2007   1.006       0.998         4,622
                                                                               2006   0.988       1.006         5,618
                                                                               2005   0.987       0.988         6,103
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.457       1.526            --
                                                                               2006   1.261       1.457            --
                                                                               2005   1.239       1.261         8,725
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.199       1.247            --
                                                                               2006   1.176       1.199            --
                                                                               2005   1.142       1.176            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.427       1.474            --
                                                                               2006   1.313       1.427            --
                                                                               2005   1.221       1.313            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.329       1.386            --
                                                                               2006   1.209       1.329            --
                                                                               2005   1.192       1.209            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.456       1.510            --
                                                                               2006   1.269       1.456       118,364
                                                                               2005   1.256       1.269       118,369
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.630       1.793            --
                                                                               2006   1.484       1.630        52,795
                                                                               2005   1.402       1.484        48,998
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.089       1.122            --
                                                                               2005   1.072       1.089            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.574       1.514            --
                                                                               2007   1.518       1.574            --
                                                                               2006   1.600       1.518            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.915       1.940            --
                                                                               2013   1.782       1.915            --
                                                                               2012   1.558       1.782            --
                                                                               2011   1.552       1.558            --
                                                                               2010   1.365       1.552            --
                                                                               2009   0.947       1.365            --
                                                                               2008   1.276       0.947            --
                                                                               2007   1.269       1.276            --
                                                                               2006   1.209       1.269            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.012       1.125            --
                                                                               2013   0.997       1.012           497
                                                                               2012   0.807       0.997           498
                                                                               2011   0.871       0.807           500
                                                                               2010   0.765       0.871           501
                                                                               2009   0.579       0.765         1,042
                                                                               2008   1.013       0.579           504
                                                                               2007   1.215       1.013           506
                                                                               2006   1.003       1.215           507
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.342       2.434            --

                        PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.854       2.342           --
                                                                            2012   1.543       1.854           --
                                                                            2011   1.702       1.543           --
                                                                            2010   1.586       1.702           --
                                                                            2009   1.132       1.586           --
                                                                            2008   1.991       1.132        7,798
                                                                            2007   1.560       1.991        3,214
                                                                            2006   1.528       1.560           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.427       2.719           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.353       2.174       41,433
                                                                            2013   1.839       2.353       41,434
                                                                            2012   1.452       1.839        1,453
                                                                            2011   1.725       1.452        1,455
                                                                            2010   1.512       1.725        1,457
                                                                            2009   0.994       1.512        1,460
                                                                            2008   1.714       0.994        1,462
                                                                            2007   1.768       1.714        1,465
                                                                            2006   1.611       1.768        4,343
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.872       2.002           --
                                                                            2013   1.413       1.872           --
                                                                            2012   1.219       1.413           --
                                                                            2011   1.265       1.219           --
                                                                            2010   1.126       1.265           --
                                                                            2009   0.906       1.126           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.288       1.382       17,915
                                                                            2013   1.011       1.288       18,667
                                                                            2012   0.901       1.011       23,270
                                                                            2011   0.956       0.901       23,276
                                                                            2010   0.779       0.956       44,673
                                                                            2009   0.629       0.779       67,029
                                                                            2008   1.051       0.629       80,628
                                                                            2007   1.068       1.051       80,634
                                                                            2006   1.002       1.068           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.074       2.194           --
                                                                            2013   1.508       2.074        6,418
                                                                            2012   1.301       1.508           --
                                                                            2011   1.341       1.301           --
                                                                            2010   1.084       1.341           --
                                                                            2009   0.826       1.084           --
                                                                            2008   1.375       0.826           --
                                                                            2007   1.262       1.375           --
                                                                            2006   1.277       1.262           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.825       1.868           --
                                                                            2013   1.400       1.825           --
                                                                            2012   1.237       1.400           --
                                                                            2011   1.407       1.237           --
                                                                            2010   1.203       1.407           --
                                                                            2009   0.953       1.203          338
                                                                            2008   1.303       0.953           --
                                                                            2007   1.345       1.303           --
                                                                            2006   1.267       1.345           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.899       0.887           --
                                                                            2008   1.228       0.899           --
                                                                            2007   1.181       1.228           --
                                                                            2006   1.122       1.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.861       1.913           --
                                                                            2013   1.758       1.861           --
                                                                            2012   1.588       1.758           --
                                                                            2011   1.549       1.588           --
                                                                            2010   1.399       1.549           --
                                                                            2009   1.043       1.399           --
                                                                            2008   1.306       1.043           --
                                                                            2007   1.250       1.306           --
                                                                            2006   1.198       1.250           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.809       0.767           --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.441       0.809            --
                                                                               2007   1.316       1.441            --
                                                                               2006   1.338       1.316            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236            --
                                                                               2013   0.949       1.202            --
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        22,709
                                                                               2013   0.995       1.289        23,887
                                                                               2012   0.862       0.995       135,305
                                                                               2011   0.968       0.862       135,334
                                                                               2010   0.825       0.968       152,990
                                                                               2009   0.667       0.825       153,164
                                                                               2008   0.972       0.667       250,493
                                                                               2007   1.025       0.972       262,541
                                                                               2006   1.003       1.025       292,254
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.161       1.976        33,598
                                                                               2013   2.325       2.161        33,867
                                                                               2012   1.999       2.325        54,077
                                                                               2011   2.513       1.999        54,078
                                                                               2010   2.078       2.513           271
                                                                               2009   1.257       2.078         2,545
                                                                               2008   2.756       1.257         2,546
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.902       1.731            --
                                                                               2013   1.630       1.902            --
                                                                               2012   1.428       1.630            --
                                                                               2011   1.635       1.428            --
                                                                               2010   1.500       1.635            --
                                                                               2009   1.166       1.500            --
                                                                               2008   2.067       1.166            --
                                                                               2007   1.977       2.067            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.016       1.098            --
                                                                               2012   0.986       1.016            --
                                                                               2011   1.064       0.986            --
                                                                               2010   0.886       1.064            --
                                                                               2009   0.662       0.886            --
                                                                               2008   1.097       0.662            --
                                                                               2007   1.243       1.097            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.296       1.295            --
                                                                               2013   1.042       1.296            --
                                                                               2012   0.879       1.042            --
                                                                               2011   0.981       0.879            --
                                                                               2010   0.865       0.981            --
                                                                               2009   0.633       0.865            --
                                                                               2008   1.088       0.633            --
                                                                               2007   1.047       1.088            --
                                                                               2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.371       1.384        23,997
                                                                               2013   1.539       1.371        22,235
                                                                               2012   1.440       1.539        57,065
                                                                               2011   1.320       1.440        54,004
                                                                               2010   1.249       1.320        27,563
                                                                               2009   1.079       1.249        27,563
                                                                               2008   1.181       1.079        27,563
                                                                               2007   1.120       1.181        27,563
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.466       1.495       184,961
                                                                               2013   1.528       1.466       185,303
                                                                               2012   1.430       1.528        95,099
                                                                               2011   1.417       1.430        94,952
                                                                               2010   1.339       1.417        91,376
                                                                               2009   1.206       1.339        47,751
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.760       1.914         1,930

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.352       1.760        1,932
                                                                          2012   1.250       1.352        1,935
                                                                          2011   1.339       1.250        1,938
                                                                          2010   1.178       1.339        1,941
                                                                          2009   0.972       1.178        1,945
                                                                          2008   1.479       0.972        1,949
                                                                          2007   1.440       1.479        1,952
                                                                          2006   1.345       1.440        1,955
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.141       1.257           --
                                                                          2006   1.088       1.141           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.645       1.683       83,197
                                                                          2013   1.656       1.645       85,502
                                                                          2012   1.516       1.656        3,279
                                                                          2011   1.496       1.516        3,159
                                                                          2010   1.363       1.496        3,072
                                                                          2009   1.047       1.363        3,083
                                                                          2008   1.199       1.047        3,471
                                                                          2007   1.149       1.199        5,365
                                                                          2006   1.114       1.149        6,248
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.554       1.621           --
                                                                          2012   1.417       1.554           --
                                                                          2011   1.760       1.417           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.279       1.418           --
                                                                          2013   0.978       1.279           --
                                                                          2012   0.847       0.978           --
                                                                          2011   0.902       0.847           --
                                                                          2010   0.788       0.902           --
                                                                          2009   0.681       0.788           --
                                                                          2008   1.092       0.681           --
                                                                          2007   1.073       1.092           --
                                                                          2006   1.001       1.073           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.722       1.871        3,012
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.513       1.583           --
                                                                          2006   1.434       1.513           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.772       1.970           --
                                                                          2013   1.350       1.772           --
                                                                          2012   1.216       1.350           --
                                                                          2011   1.241       1.216           --
                                                                          2010   1.127       1.241           --
                                                                          2009   0.966       1.127           --
                                                                          2008   1.575       0.966           --
                                                                          2007   1.570       1.575           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.249       1.308           --
                                                                          2013   1.286       1.249           --
                                                                          2012   1.223       1.286           --
                                                                          2011   1.173       1.223           --
                                                                          2010   1.107       1.173           --
                                                                          2009   1.033       1.107           --
                                                                          2008   1.094       1.033           --
                                                                          2007   1.052       1.094           --
                                                                          2006   1.017       1.052           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.459       1.554           --
                                                                          2013   1.111       1.459           --
                                                                          2012   0.993       1.111           --
                                                                          2011   1.115       0.993           --
                                                                          2010   0.951       1.115           --
                                                                          2009   0.758       0.951           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.943       0.922           --
                                                                          2013   0.964       0.943           --
                                                                          2012   0.986       0.964           --
                                                                          2011   1.007       0.986           --
                                                                          2010   1.030       1.007           --
                                                                          2009   1.048       1.030           --
                                                                          2008   1.042       1.048           --
                                                                          2007   1.014       1.042           --
                                                                          2006   0.995       1.014           --

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.709       0.738           --
                                                                       2008   1.313       0.709           --
                                                                       2007   1.292       1.313           --
                                                                       2006   1.280       1.292           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.119       1.230           --
                                                                       2012   0.989       1.119           --
                                                                       2011   1.079       0.989           --
                                                                       2010   0.964       1.079        5,854
                                                                       2009   0.809       0.964           --
                                                                       2008   1.356       0.809           --
                                                                       2007   1.332       1.356           --
                                                                       2006   1.304       1.332           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.792       1.947        3,213
                                                                       2013   1.381       1.792        3,216
                                                                       2012   1.274       1.381        3,219
                                                                       2011   1.344       1.274        3,224
                                                                       2010   1.193       1.344        3,229
                                                                       2009   0.817       1.193        3,234
                                                                       2008   1.540       0.817        3,240
                                                                       2007   1.307       1.540        3,245
                                                                       2006   1.344       1.307        3,249
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978           --
                                                                       2010   0.799       0.905           --
                                                                       2009   0.621       0.799           --
                                                                       2008   1.067       0.621           --
                                                                       2007   1.056       1.067           --
                                                                       2006   1.002       1.056           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282           --
                                                                       2013   1.230       1.254           --
                                                                       2012   1.151       1.230           --
                                                                       2011   1.140       1.151           --
                                                                       2010   1.059       1.140           --
                                                                       2009   0.898       1.059           --
                                                                       2008   1.072       0.898           --
                                                                       2007   1.038       1.072        9,515
                                                                       2006   1.001       1.038           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302           --
                                                                       2013   1.169       1.268           --
                                                                       2012   1.072       1.169           --
                                                                       2011   1.085       1.072           --
                                                                       2010   0.994       1.085           --
                                                                       2009   0.822       0.994           --
                                                                       2008   1.071       0.822           --
                                                                       2007   1.045       1.071           --
                                                                       2006   1.002       1.045           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300           --
                                                                       2013   1.096       1.265           --
                                                                       2012   0.989       1.096           --
                                                                       2011   1.025       0.989           --
                                                                       2010   0.926       1.025           --
                                                                       2009   0.748       0.926           --
                                                                       2008   1.072       0.748           --
                                                                       2007   1.050       1.072           --
                                                                       2006   1.002       1.050           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282           --
                                                                       2013   1.024       1.245           --
                                                                       2012   0.907       1.024           --
                                                                       2011   0.964       0.907           --
                                                                       2010   0.859       0.964           --
                                                                       2009   0.680       0.859           --
                                                                       2008   1.072       0.680           --
                                                                       2007   1.055       1.072           --
                                                                       2006   1.002       1.055           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.750       1.936           --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.358       1.750           --
                                                                                   2012   1.203       1.358           --
                                                                                   2011   1.210       1.203           --
                                                                                   2010   1.080       1.210           --
                                                                                   2009   0.882       1.080           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.583       1.679           --
                                                                                   2013   1.363       1.583          591
                                                                                   2012   1.251       1.363       65,372
                                                                                   2011   1.251       1.251       65,377
                                                                                   2010   1.164       1.251       65,382
                                                                                   2009   1.006       1.164       65,388
                                                                                   2008   1.323       1.006       65,394
                                                                                   2007   1.299       1.323       69,849
                                                                                   2006   1.220       1.299       69,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.846       2.002       86,551
                                                                                   2013   1.391       1.846       86,551
                                                                                   2012   1.219       1.391           --
                                                                                   2011   1.235       1.219           --
                                                                                   2010   1.133       1.235           --
                                                                                   2009   0.959       1.133           --
                                                                                   2008   1.453       0.959           --
                                                                                   2007   1.380       1.453           --
                                                                                   2006   1.254       1.380           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.999       1.956           --
                                                                                   2013   1.608       1.999           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.374       1.340           --
                                                                                   2013   1.106       1.374           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.567       1.668           --
                                                                                   2013   1.154       1.567           --
                                                                                   2012   0.994       1.154           --
                                                                                   2011   1.030       0.994           --
                                                                                   2010   0.902       1.030           --
                                                                                   2009   0.645       0.902           --
                                                                                   2008   1.136       0.645           --
                                                                                   2007   1.064       1.136           --
                                                                                   2006   0.998       1.064           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.002       2.089           --
                                                                                   2013   1.419       2.002           --
                                                                                   2012   1.252       1.419           --
                                                                                   2011   1.262       1.252           --
                                                                                   2010   0.958       1.262           --
                                                                                   2009   0.706       0.958           --
                                                                                   2008   1.079       0.706           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.180           --
                                                                                   2006   1.076       1.139           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.140       1.149           --
                                                                                   2013   1.173       1.140           --
                                                                                   2012   1.158       1.173           --
                                                                                   2011   1.120       1.158           --
                                                                                   2010   1.081       1.120           --
                                                                                   2009   1.057       1.081           --
                                                                                   2008   1.083       1.057           --
                                                                                   2007   1.060       1.083           --
                                                                                   2006   1.028       1.060           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.470       1.589           --
                                                                                   2013   1.246       1.470           --
                                                                                   2012   1.133       1.246           --
                                                                                   2011   1.116       1.133           --
                                                                                   2010   1.041       1.116           --
                                                                                   2009   0.900       1.041           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.562       1.691           --
                                                                                   2013   1.194       1.562           --
                                                                                   2012   1.082       1.194           --
                                                                                   2011   1.152       1.082           --
                                                                                   2010   1.052       1.152           --
                                                                                   2009   0.815       1.052           --
                                                                                   2008   1.325       0.815           --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.989       0.995           --
                                                                                     2005   0.982       0.989           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.105       1.318           --
                                                                                     2005   1.068       1.105           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.096       1.115           --
                                                                                     2006   1.112       1.096       27,563
                                                                                     2005   1.114       1.112       27,563
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.167       1.203           --
                                                                                     2008   1.138       1.167        6,534
                                                                                     2007   1.070       1.138        7,973
                                                                                     2006   1.053       1.070        9,240
                                                                                     2005   1.051       1.053        9,400
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.839       1.987           --
                                                                                     2006   1.472       1.839           --
                                                                                     2005   1.341       1.472           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.833       1.954           --
                                                                                     2006   1.598       1.833           --
                                                                                     2005   1.526       1.598           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.259       1.338           --
                                                                                     2005   1.184       1.259           --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.126       1.198           --
                                                                                     2005   1.147       1.126           --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.468       1.600           --
                                                                                     2005   1.335       1.468           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.243       1.304           --
                                                                                     2005   1.217       1.243           --
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.181       1.209           --
                                                                                     2005   1.177       1.181           --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.276       1.319           --
                                                                                     2005   1.239       1.276           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.244       1.280           --
                                                                                     2005   1.170       1.244           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.173           --
                                                                                     2005   1.000       1.105           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.019           --
                                                                                     2005   1.000       1.017           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.086           --
                                                                                     2005   1.000       1.051           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.128           --
                                                                                     2005   1.000       1.084           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.046           --
                                                                                     2005   1.000       1.028           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.353       1.434           --
                                                                                     2005   1.235       1.353           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.273       1.344           --
                                                                                     2005   1.263       1.273        3,253
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.184       1.220           --
                                                                                     2005   1.176       1.184       69,872
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.163       1.254           --
                                                                                     2005   1.116       1.163           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.405       1.611           --
                                                                                     2005   1.311       1.405        1,469

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.270       1.345           --
                                                                          2005   1.225       1.270        1,959
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.036       1.088           --
                                                                          2005   1.000       1.036           --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.105       1.114           --
                                                                          2005   1.090       1.105        6,615
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.028       1.017           --
                                                                          2005   1.034       1.028           --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.201       1.251           --
                                                                          2005   1.203       1.201           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.111       1.277           --
                                                                          2005   1.000       1.111           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.267           --
                                                                          2005   1.000       1.107           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.028           --
                                                                          2005   1.047       1.068           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.492       1.595           --
                                                                          2013   1.285       1.492           --
                                                                          2012   1.186       1.285           --
                                                                          2011   1.213       1.186           --
                                                                          2010   1.106       1.213           --
                                                                          2009   0.920       1.106           --
                                                                          2008   1.257       0.920           --
                                                                          2007   1.159       1.257           --
                                                                          2006   1.100       1.159           --
                                                                          2005   1.077       1.100           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.905       0.876           --
                                                                          2008   1.441       0.905           --
                                                                          2007   1.508       1.441           --
                                                                          2006   1.329       1.508           --
                                                                          2005   1.304       1.329           --
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.776       0.794           --
                                                                          2008   1.394       0.776           --
                                                                          2007   1.267       1.394           --
                                                                          2006   1.213       1.267           --
                                                                          2005   1.150       1.213           --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.360       1.321             --
                                                                         2005   1.211       1.360      1,019,795
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.631       2.632      2,109,631
                                                                         2013   2.083       2.631      2,374,255
                                                                         2012   1.738       2.083      2,908,219
                                                                         2011   1.951       1.738      3,623,489
                                                                         2010   1.786       1.951      4,986,734
                                                                         2009   1.283       1.786      6,413,451
                                                                         2008   2.131       1.283      7,866,718
                                                                         2007   1.898       2.131     10,754,051
                                                                         2006   1.612       1.898     11,666,294
                                                                         2005   1.445       1.612     11,519,191
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.260       2.398      5,221,796

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.776       2.260      6,229,276
                                                                                      2012   1.541       1.776      8,339,517
                                                                                      2011   1.647       1.541     10,103,779
                                                                                      2010   1.419       1.647     13,668,315
                                                                                      2009   1.041       1.419     17,279,131
                                                                                      2008   1.901       1.041     20,555,168
                                                                                      2007   1.730       1.901     27,639,345
                                                                                      2006   1.606       1.730     33,178,097
                                                                                      2005   1.413       1.606     36,084,575
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.986       2.148      6,272,467
                                                                                      2013   1.522       1.986      7,315,679
                                                                                      2012   1.325       1.522      9,140,503
                                                                                      2011   1.380       1.325     11,105,881
                                                                                      2010   1.267       1.380     14,427,417
                                                                                      2009   0.987       1.267     18,535,140
                                                                                      2008   1.625       0.987     22,490,492
                                                                                      2007   1.582       1.625     31,610,754
                                                                                      2006   1.404       1.582     38,914,252
                                                                                      2005   1.357       1.404     42,938,409
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.597       1.577             --
                                                                                      2005   1.382       1.597        322,897
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.773       2.300             --
                                                                                      2005   1.692       1.773      1,258,475
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.438       1.374             --
                                                                                      2007   1.373       1.438        298,656
                                                                                      2006   1.206       1.373        397,978
                                                                                      2005   1.181       1.206        391,653
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.249       1.177             --
                                                                                      2007   1.437       1.249        268,359
                                                                                      2006   1.416       1.437        313,175
                                                                                      2005   1.369       1.416        377,046
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.291       1.401             --
                                                                                      2005   1.199       1.291      1,017,734
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.289       1.433             --
                                                                                      2005   1.197       1.289      1,152,733
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.337       2.551        408,273
                                                                                      2013   1.825       2.337        518,416
                                                                                      2012   1.608       1.825        513,827
                                                                                      2011   1.691       1.608        450,337
                                                                                      2010   1.479       1.691        711,084
                                                                                      2009   1.117       1.479        835,808
                                                                                      2008   1.993       1.117        879,496
                                                                                      2007   1.738       1.993      1,772,730
                                                                                      2006   1.595       1.738      2,182,747
                                                                                      2005   1.398       1.595      2,061,509
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.132       2.306            102
                                                                                      2013   1.577       2.132          2,851
                                                                                      2012   1.319       1.577          2,858
                                                                                      2011   1.388       1.319          3,797
                                                                                      2010   1.203       1.388          3,808
                                                                                      2009   0.906       1.203          3,821
                                                                                      2008   1.580       0.906         11,037
                                                                                      2007   1.514       1.580         39,535
                                                                                      2006   1.361       1.514         74,317
                                                                                      2005   1.153       1.361        130,669
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   3.057       3.169      1,253,278

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.301       3.057      1,469,619
                                                                                  2012   2.054       2.301      2,000,106
                                                                                  2011   2.357       2.054      2,481,940
                                                                                  2010   1.875       2.357      2,974,640
                                                                                  2009   1.372       1.875      3,621,278
                                                                                  2008   2.324       1.372      4,092,654
                                                                                  2007   2.061       2.324      5,936,210
                                                                                  2006   1.875       2.061      7,374,141
                                                                                  2005   1.625       1.875      7,786,802
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.448       1.676             --
                                                                                  2005   1.340       1.448     10,316,308
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.450       3.132             --
                                                                                  2007   2.740       3.450      2,318,232
                                                                                  2006   2.188       2.740      2,629,984
                                                                                  2005   1.756       2.188      2,655,308
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.150       1.868      1,452,984
                                                                                  2013   1.788       2.150      1,758,127
                                                                                  2012   1.547       1.788      2,121,605
                                                                                  2011   1.771       1.547      2,765,424
                                                                                  2010   1.671       1.771      3,526,188
                                                                                  2009   1.247       1.671      4,419,728
                                                                                  2008   2.139       1.247      5,349,549
                                                                                  2007   1.895       2.139      7,187,435
                                                                                  2006   1.596       1.895      8,555,322
                                                                                  2005   1.481       1.596      8,963,221
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.524       1.815             --
                                                                                  2005   1.431       1.524      2,988,510
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.054       1.075             --
                                                                                  2005   1.064       1.054        144,872
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.232       1.270             --
                                                                                  2005   1.170       1.232      1,000,058
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.578       1.596             --
                                                                                  2009   1.284       1.578          7,976
                                                                                  2008   1.850       1.284          8,431
                                                                                  2007   1.555       1.850          9,040
                                                                                  2006   1.496       1.555         23,329
                                                                                  2005   1.362       1.496         28,557
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.541       1.449             --
                                                                                  2007   1.441       1.541         65,551
                                                                                  2006   1.250       1.441         89,928
                                                                                  2005   1.211       1.250        138,407
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.860       1.986             --
                                                                                  2010   1.529       1.860         23,191
                                                                                  2009   0.997       1.529         26,563
                                                                                  2008   1.819       0.997         37,835
                                                                                  2007   1.529       1.819         41,665
                                                                                  2006   1.450       1.529         51,633
                                                                                  2005   1.330       1.450         70,170
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.517       1.693             --
                                                                                  2005   1.492       1.517      1,705,579
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.439       2.871      2,969,882
                                                                                  2013   1.688       2.439      3,298,705
                                                                                  2012   1.454       1.688      4,168,688
                                                                                  2011   1.452       1.454      4,914,155
                                                                                  2010   1.188       1.452      6,166,759
                                                                                  2009   0.903       1.188      8,161,893
                                                                                  2008   1.549       0.903     10,087,557
                                                                                  2007   1.614       1.549     16,790,158
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.912       1.918             --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.479       1.912      3,087,281
                                                                                  2012   1.316       1.479      3,953,363
                                                                                  2011   1.435       1.316      4,586,735
                                                                                  2010   1.258       1.435      5,920,810
                                                                                  2009   0.995       1.258      7,664,544
                                                                                  2008   1.605       0.995      9,528,019
                                                                                  2007   1.683       1.605     14,736,423
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.017       2.189      2,655,519
                                                                                  2013   1.587       2.017      2,922,153
                                                                                  2012   1.400       1.587      3,507,067
                                                                                  2011   1.395       1.400      4,165,951
                                                                                  2010   1.267       1.395      5,356,127
                                                                                  2009   1.061       1.267      6,445,462
                                                                                  2008   1.535       1.061      5,061,103
                                                                                  2007   1.490       1.535      7,070,990
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.049       2.283      1,034,048
                                                                                  2013   1.520       2.049      1,199,808
                                                                                  2012   1.292       1.520      1,473,954
                                                                                  2011   1.330       1.292      1,735,140
                                                                                  2010   1.238       1.330      2,377,329
                                                                                  2009   0.890       1.238      2,957,488
                                                                                  2008   1.451       0.890      3,692,461
                                                                                  2007   1.455       1.451      5,938,566
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.031       2.219        509,597
                                                                                  2013   1.570       2.031        609,861
                                                                                  2012   1.378       1.570        688,562
                                                                                  2011   1.343       1.378        757,147
                                                                                  2010   1.255       1.343        922,961
                                                                                  2009   1.031       1.255      1,458,721
                                                                                  2008   1.637       1.031      1,626,807
                                                                                  2007   1.612       1.637      2,279,472
                                                                                  2006   1.394       1.612      2,883,317
                                                                                  2005   1.338       1.394      4,364,648
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.186       3.242        422,881
                                                                                  2013   2.216       3.186        463,496
                                                                                  2012   1.898       2.216        551,723
                                                                                  2011   1.914       1.898        646,866
                                                                                  2010   1.564       1.914        821,246
                                                                                  2009   1.120       1.564      1,026,312
                                                                                  2008   1.933       1.120      1,247,935
                                                                                  2007   1.797       1.933      2,148,030
                                                                                  2006   1.630       1.797      1,742,629
                                                                                  2005   1.589       1.630      2,997,641
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.936       0.909             --
                                                                                  2008   1.532       0.936      3,118,573
                                                                                  2007   1.493       1.532      4,272,623
                                                                                  2006   1.327       1.493      4,956,784
                                                                                  2005   1.302       1.327      5,893,196
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.940       0.927          8,092
                                                                                  2010   0.881       0.940      1,519,930
                                                                                  2009   0.767       0.881      1,754,680
                                                                                  2008   0.995       0.767      2,110,862
                                                                                  2007   1.005       0.995      3,178,256
                                                                                  2006   0.987       1.005      4,151,183
                                                                                  2005   0.986       0.987      4,447,365
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.624       1.700             --
                                                                                  2006   1.406       1.624      4,564,455
                                                                                  2005   1.382       1.406      5,575,091
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.399       1.454             --
                                                                                  2006   1.373       1.399        221,919
                                                                                  2005   1.334       1.373        240,936
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.619       1.672             --
                                                                                  2006   1.491       1.619        410,208
                                                                                  2005   1.387       1.491        570,991

                         PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT      NUMBER OF
                                                                                    VALUE      VALUE       UNITS
                                                                                      AT        AT      OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ---------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.453       1.514             --
                                                                          2006   1.322       1.453         68,458
                                                                          2005   1.304       1.322         76,362
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.578       1.636             --
                                                                          2006   1.376       1.578       5,723,532
                                                                          2005   1.363       1.376       6,713,637
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.764       1.940               (2)
                                                                          2006   1.608       1.764       6,279,204
                                                                          2005   1.519       1.608       7,890,703
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.089       1.121             --
                                                                          2005   1.072       1.089        139,374
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.713       1.648             --
                                                                          2007   1.652       1.713        180,514
                                                                          2006   1.743       1.652        228,846
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.099       2.125        289,565
                                                                          2013   1.954       2.099        315,553
                                                                          2012   1.709       1.954        340,746
                                                                          2011   1.703       1.709        365,532
                                                                          2010   1.499       1.703        453,313
                                                                          2009   1.040       1.499        523,878
                                                                          2008   1.402       1.040        629,813
                                                                          2007   1.395       1.402        858,402
                                                                          2006   1.330       1.395        881,687
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120        709,073
                                                                          2013   0.993       1.008        771,996
                                                                          2012   0.804       0.993        910,600
                                                                          2011   0.869       0.804       1,058,335
                                                                          2010   0.764       0.869       1,232,713
                                                                          2009   0.578       0.764       1,398,607
                                                                          2008   1.012       0.578       1,564,673
                                                                          2007   1.215       1.012       2,057,759
                                                                          2006   1.003       1.215       2,727,553
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.408       2.503             --
                                                                          2013   1.908       2.408        443,457
                                                                          2012   1.589       1.908        480,579
                                                                          2011   1.753       1.589        508,715
                                                                          2010   1.635       1.753        704,760
                                                                          2009   1.167       1.635        802,041
                                                                          2008   2.054       1.167        711,694
                                                                          2007   1.610       2.054        528,860
                                                                          2006   1.577       1.610        271,642
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.495       2.796        349,241
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.545       2.351        804,462
                                                                          2013   1.990       2.545        852,973
                                                                          2012   1.572       1.990        963,309
                                                                          2011   1.869       1.572       1,238,865
                                                                          2010   1.638       1.869       1,641,906
                                                                          2009   1.078       1.638       1,833,231
                                                                          2008   1.860       1.078       2,035,846
                                                                          2007   1.919       1.860       2,922,567
                                                                          2006   1.749       1.919       3,087,346
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.044       2.184        352,493
                                                                          2013   1.544       2.044        254,950
                                                                          2012   1.332       1.544        445,786
                                                                          2011   1.383       1.332        530,635
                                                                          2010   1.231       1.383        652,706
                                                                          2009   0.991       1.231        741,888
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376       1,596,959

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.007       1.283     1,770,668
                                                                               2012   0.898       1.007     2,237,357
                                                                               2011   0.954       0.898     2,718,048
                                                                               2010   0.777       0.954     3,501,813
                                                                               2009   0.628       0.777     4,589,109
                                                                               2008   1.050       0.628     5,888,411
                                                                               2007   1.067       1.050     8,579,406
                                                                               2006   1.002       1.067       177,197
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.065       2.184       139,973
                                                                               2013   1.502       2.065       135,235
                                                                               2012   1.297       1.502       135,998
                                                                               2011   1.338       1.297        87,293
                                                                               2010   1.082       1.338        91,104
                                                                               2009   0.824       1.082       121,676
                                                                               2008   1.373       0.824       113,345
                                                                               2007   1.261       1.373        27,260
                                                                               2006   1.276       1.261        25,651
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.817       1.859       216,269
                                                                               2013   1.394       1.817       236,489
                                                                               2012   1.233       1.394       252,478
                                                                               2011   1.403       1.233       272,080
                                                                               2010   1.201       1.403       329,660
                                                                               2009   0.951       1.201       301,313
                                                                               2008   1.301       0.951       170,775
                                                                               2007   1.344       1.301       254,616
                                                                               2006   1.266       1.344       164,483
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.896       0.885            --
                                                                               2008   1.226       0.896       106,858
                                                                               2007   1.179       1.226       101,276
                                                                               2006   1.121       1.179        65,479
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.063       2.120       285,997
                                                                               2013   1.951       2.063       320,764
                                                                               2012   1.763       1.951       647,760
                                                                               2011   1.720       1.763       731,987
                                                                               2010   1.554       1.720       923,603
                                                                               2009   1.159       1.554     1,036,281
                                                                               2008   1.453       1.159     1,205,645
                                                                               2007   1.391       1.453     1,770,880
                                                                               2006   1.333       1.391     2,140,686
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.868       0.823            --
                                                                               2008   1.548       0.868       493,398
                                                                               2007   1.414       1.548       649,173
                                                                               2006   1.438       1.414       891,373
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.197       1.230       112,488
                                                                               2013   0.946       1.197       105,789
                                                                               2012   0.829       0.946       125,825
                                                                               2011   0.973       0.829       140,448
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277     1,430,850
                                                                               2013   0.991       1.284     1,608,924
                                                                               2012   0.860       0.991     2,041,931
                                                                               2011   0.966       0.860     2,770,009
                                                                               2010   0.824       0.966     3,369,627
                                                                               2009   0.666       0.824     4,263,190
                                                                               2008   0.971       0.666     5,051,965
                                                                               2007   1.024       0.971     7,273,283
                                                                               2006   1.003       1.024     4,452,368
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.452       2.241       632,186
                                                                               2013   2.640       2.452       671,510
                                                                               2012   2.271       2.640       859,203
                                                                               2011   2.857       2.271     1,039,074
                                                                               2010   2.363       2.857     1,472,884
                                                                               2009   1.430       2.363     1,709,390
                                                                               2008   3.136       1.430     1,937,905
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.004       1.823       214,577

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.719       2.004        297,386
                                                                          2012   1.506       1.719        340,659
                                                                          2011   1.725       1.506        384,445
                                                                          2010   1.584       1.725        448,603
                                                                          2009   1.231       1.584        565,386
                                                                          2008   2.185       1.231        641,597
                                                                          2007   2.090       2.185        906,287
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.012       1.094             --
                                                                          2012   0.983       1.012        178,934
                                                                          2011   1.061       0.983        226,710
                                                                          2010   0.884       1.061        234,471
                                                                          2009   0.661       0.884        256,718
                                                                          2008   1.095       0.661        255,652
                                                                          2007   1.242       1.095        123,065
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.291       1.289      3,589,675
                                                                          2013   1.039       1.291      4,141,164
                                                                          2012   0.877       1.039      1,727,924
                                                                          2011   0.979       0.877      2,019,294
                                                                          2010   0.864       0.979      2,707,008
                                                                          2009   0.632       0.864      3,685,845
                                                                          2008   1.087       0.632      4,873,943
                                                                          2007   1.046       1.087      5,943,469
                                                                          2006   0.996       1.046      6,869,926
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.360       1.372      1,802,318
                                                                          2013   1.528       1.360      2,216,448
                                                                          2012   1.429       1.528      2,695,324
                                                                          2011   1.311       1.429      3,162,840
                                                                          2010   1.242       1.311      3,417,038
                                                                          2009   1.073       1.242      4,124,179
                                                                          2008   1.175       1.073      5,381,602
                                                                          2007   1.115       1.175      7,087,828
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.480       1.508      6,365,535
                                                                          2013   1.544       1.480      7,216,702
                                                                          2012   1.445       1.544      9,085,112
                                                                          2011   1.432       1.445     10,320,334
                                                                          2010   1.354       1.432     12,806,044
                                                                          2009   1.221       1.354     17,267,374
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.882       2.045        178,265
                                                                          2013   1.446       1.882        197,920
                                                                          2012   1.338       1.446        295,512
                                                                          2011   1.433       1.338        350,564
                                                                          2010   1.261       1.433        463,283
                                                                          2009   1.041       1.261        465,030
                                                                          2008   1.585       1.041        508,681
                                                                          2007   1.544       1.585        656,154
                                                                          2006   1.443       1.544        778,029
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.140       1.256             --
                                                                          2006   1.088       1.140         59,218
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.637       1.674        919,390
                                                                          2013   1.648       1.637        952,703
                                                                          2012   1.511       1.648      1,024,007
                                                                          2011   1.491       1.511      1,247,275
                                                                          2010   1.359       1.491      1,561,303
                                                                          2009   1.044       1.359      1,962,628
                                                                          2008   1.197       1.044      2,928,208
                                                                          2007   1.148       1.197      4,244,491
                                                                          2006   1.113       1.148      4,027,463
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.745       1.820             --
                                                                          2012   1.592       1.745         23,461
                                                                          2011   1.978       1.592         23,152
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.275       1.412        794,852

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.974       1.275       894,283
                                                                        2012   0.845       0.974     1,164,139
                                                                        2011   0.900       0.845     1,348,026
                                                                        2010   0.787       0.900     1,727,893
                                                                        2009   0.680       0.787     2,114,384
                                                                        2008   1.091       0.680     2,607,065
                                                                        2007   1.073       1.091     3,491,053
                                                                        2006   1.001       1.073     2,072,174
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.920       2.086     2,684,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.599       1.673            --
                                                                        2006   1.516       1.599       572,347
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.867       2.074       148,286
                                                                        2013   1.423       1.867       192,825
                                                                        2012   1.282       1.423       162,185
                                                                        2011   1.309       1.282       195,760
                                                                        2010   1.189       1.309       275,275
                                                                        2009   1.020       1.189       314,548
                                                                        2008   1.664       1.020       329,358
                                                                        2007   1.659       1.664       504,219
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.287       1.348       339,532
                                                                        2013   1.327       1.287       401,813
                                                                        2012   1.262       1.327       474,187
                                                                        2011   1.211       1.262       462,311
                                                                        2010   1.143       1.211       599,358
                                                                        2009   1.068       1.143       726,040
                                                                        2008   1.131       1.068       768,685
                                                                        2007   1.089       1.131     1,228,697
                                                                        2006   1.052       1.089       378,941
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.523       1.622       593,503
                                                                        2013   1.161       1.523       715,922
                                                                        2012   1.038       1.161       929,682
                                                                        2011   1.166       1.038     1,097,516
                                                                        2010   0.995       1.166     1,391,366
                                                                        2009   0.794       0.995     1,545,775
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.930       0.909       999,554
                                                                        2013   0.951       0.930     1,381,910
                                                                        2012   0.973       0.951     1,614,380
                                                                        2011   0.995       0.973     1,541,278
                                                                        2010   1.017       0.995     1,155,191
                                                                        2009   1.036       1.017     1,479,930
                                                                        2008   1.030       1.036     3,193,590
                                                                        2007   1.003       1.030     2,139,292
                                                                        2006   0.985       1.003     1,121,418
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.742       0.773            --
                                                                        2008   1.375       0.742     1,185,675
                                                                        2007   1.353       1.375     1,649,269
                                                                        2006   1.341       1.353     1,916,151
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.210       1.329            --
                                                                        2012   1.070       1.210     1,358,654
                                                                        2011   1.167       1.070     1,651,404
                                                                        2010   1.043       1.167     2,039,858
                                                                        2009   0.877       1.043     2,600,613
                                                                        2008   1.470       0.877     3,265,721
                                                                        2007   1.445       1.470     4,648,555
                                                                        2006   1.414       1.445     5,773,243
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.057       2.234       261,027
                                                                        2013   1.586       2.057       308,607
                                                                        2012   1.463       1.586       342,415
                                                                        2011   1.545       1.463       448,847
                                                                        2010   1.372       1.545       590,023
                                                                        2009   0.940       1.372       704,958
                                                                        2008   1.773       0.940       776,099
                                                                        2007   1.506       1.773       917,872
                                                                        2006   1.549       1.506     1,178,119
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.902       0.976            --

                     PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.798       0.902        297,490
                                                                     2009   0.621       0.798        286,201
                                                                     2008   1.066       0.621        226,154
                                                                     2007   1.056       1.066        368,278
                                                                     2006   1.002       1.056        435,071
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.250       1.277        986,049
                                                                     2013   1.226       1.250      1,182,336
                                                                     2012   1.148       1.226      1,243,426
                                                                     2011   1.137       1.148      1,290,673
                                                                     2010   1.057       1.137      1,207,954
                                                                     2009   0.897       1.057      1,315,103
                                                                     2008   1.071       0.897      1,528,827
                                                                     2007   1.038       1.071      2,114,666
                                                                     2006   1.001       1.038        548,068
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.264       1.296        404,018
                                                                     2013   1.165       1.264        431,199
                                                                     2012   1.069       1.165        619,572
                                                                     2011   1.082       1.069        607,283
                                                                     2010   0.992       1.082        868,124
                                                                     2009   0.821       0.992      1,407,477
                                                                     2008   1.070       0.821      1,581,657
                                                                     2007   1.045       1.070      1,388,717
                                                                     2006   1.002       1.045        313,622
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.260       1.294      2,998,911
                                                                     2013   1.092       1.260      3,237,855
                                                                     2012   0.987       1.092      2,961,941
                                                                     2011   1.023       0.987      3,019,882
                                                                     2010   0.925       1.023      2,716,307
                                                                     2009   0.747       0.925      3,354,196
                                                                     2008   1.071       0.747      2,842,066
                                                                     2007   1.050       1.071      2,899,623
                                                                     2006   1.002       1.050      2,266,006
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.241       1.276        562,198
                                                                     2013   1.021       1.241        426,568
                                                                     2012   0.905       1.021        482,007
                                                                     2011   0.962       0.905        537,056
                                                                     2010   0.857       0.962        664,175
                                                                     2009   0.679       0.857      1,135,940
                                                                     2008   1.071       0.679      1,646,865
                                                                     2007   1.055       1.071      2,215,565
                                                                     2006   1.002       1.055      1,236,910
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.862       2.059      1,272,100
                                                                     2013   1.446       1.862      1,372,052
                                                                     2012   1.281       1.446      1,706,244
                                                                     2011   1.289       1.281      1,855,823
                                                                     2010   1.152       1.289      2,122,655
                                                                     2009   0.940       1.152      2,484,256
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.641       1.740      4,363,938
                                                                     2013   1.413       1.641      5,305,897
                                                                     2012   1.298       1.413      6,212,925
                                                                     2011   1.299       1.298      7,077,571
                                                                     2010   1.209       1.299      9,316,180
                                                                     2009   1.045       1.209     11,175,573
                                                                     2008   1.376       1.045     13,798,968
                                                                     2007   1.351       1.376     19,480,847
                                                                     2006   1.269       1.351     22,904,968
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.838       1.991      1,268,271
                                                                     2013   1.385       1.838      1,406,141
                                                                     2012   1.214       1.385        540,188
                                                                     2011   1.231       1.214        568,837
                                                                     2010   1.130       1.231        822,053
                                                                     2009   0.957       1.130      1,034,078
                                                                     2008   1.450       0.957      1,232,671
                                                                     2007   1.378       1.450      1,540,094
                                                                     2006   1.252       1.378      1,650,937
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.170       2.122         29,205
                                                                     2013   1.745       2.170         29,563

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT      NUMBER OF
                                                                                             VALUE      VALUE       UNITS
                                                                                               AT        AT      OUTSTANDING
                                                                                           BEGINNING   END OF         AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR     END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ---------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.368       1.333        120,000
                                                                                   2013   1.102       1.368        130,113
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.561       1.661        191,753
                                                                                   2013   1.150       1.561        218,809
                                                                                   2012   0.992       1.150        210,756
                                                                                   2011   1.028       0.992        255,882
                                                                                   2010   0.901       1.028        539,899
                                                                                   2009   0.644       0.901        650,089
                                                                                   2008   1.136       0.644        914,220
                                                                                   2007   1.064       1.136      1,241,790
                                                                                   2006   0.998       1.064      1,510,335
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.182       2.275         44,953
                                                                                   2013   1.548       2.182         47,830
                                                                                   2012   1.366       1.548         71,352
                                                                                   2011   1.377       1.366        111,744
                                                                                   2010   1.046       1.377        130,908
                                                                                   2009   0.772       1.046        177,556
                                                                                   2008   1.179       0.772        216,413
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.137       1.178             --
                                                                                   2006   1.075       1.137        187,465
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.135       1.143         20,888
                                                                                   2013   1.168       1.135         22,816
                                                                                   2012   1.154       1.168         39,367
                                                                                   2011   1.117       1.154         58,200
                                                                                   2010   1.078       1.117         45,355
                                                                                   2009   1.055       1.078        164,292
                                                                                   2008   1.081       1.055         75,812
                                                                                   2007   1.058       1.081         49,091
                                                                                   2006   1.027       1.058         57,884
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.463       1.581         65,116
                                                                                   2013   1.240       1.463         39,331
                                                                                   2012   1.129       1.240         43,159
                                                                                   2011   1.112       1.129         55,710
                                                                                   2010   1.038       1.112         71,441
                                                                                   2009   0.898       1.038         85,678
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.608       1.740        164,861
                                                                                   2013   1.230       1.608        182,659
                                                                                   2012   1.115       1.230        194,387
                                                                                   2011   1.188       1.115        219,866
                                                                                   2010   1.085       1.188        243,801
                                                                                   2009   0.841       1.085        258,420
                                                                                   2008   1.368       0.841        294,964
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.978       0.985             --
                                                                                   2005   0.973       0.978        913,662
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.104       1.317             --
                                                                                   2005   1.068       1.104         57,587
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.091       1.110             --
                                                                                   2006   1.108       1.091      7,839,426
                                                                                   2005   1.110       1.108      9,371,512
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.181       1.217               (4)
                                                                                   2008   1.152       1.181      18,493,972
                                                                                   2007   1.084       1.152      26,032,668
                                                                                   2006   1.067       1.084      29,856,229
                                                                                   2005   1.066       1.067      34,623,246
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.945       2.101             --
                                                                                   2006   1.557       1.945      1,116,025
                                                                                   2005   1.420       1.557      1,188,809
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.117       2.256             --
                                                                                   2006   1.846       2.117      2,003,677
                                                                                   2005   1.764       1.846      2,343,611

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.353       1.438             --
                                                                                     2005   1.273       1.353        960,104
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.253       1.333             --
                                                                                     2005   1.277       1.253      2,470,437
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.599       1.743             --
                                                                                     2005   1.455       1.599        259,579
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.349       1.414             --
                                                                                     2005   1.320       1.349      6,852,978
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.300       1.330             --
                                                                                     2005   1.296       1.300      1,087,695
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.358       1.403             --
                                                                                     2005   1.318       1.358        165,941
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.304       1.341             --
                                                                                     2005   1.227       1.304      1,419,278
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.173             --
                                                                                     2005   1.000       1.105        155,703
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.018             --
                                                                                     2005   1.000       1.017        137,148
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.086             --
                                                                                     2005   1.000       1.050      1,186,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127             --
                                                                                     2005   1.000       1.083        579,581
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.045             --
                                                                                     2005   1.000       1.028          8,861
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.431       1.516             --
                                                                                     2005   1.306       1.431        722,175
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.467       1.549             --
                                                                                     2005   1.456       1.467      1,317,158
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.232       1.269             --
                                                                                     2005   1.224       1.232     26,866,522
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.252             --
                                                                                     2005   1.116       1.162      1,340,888
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.526       1.749             --
                                                                                     2005   1.425       1.526      3,318,807
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.363       1.443             --
                                                                                     2005   1.315       1.363        927,158
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.088             --
                                                                                     2005   1.000       1.036         44,982
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.104       1.113             --
                                                                                     2005   1.089       1.104      3,506,464
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.064       1.052             --
                                                                                     2005   1.071       1.064      1,139,958
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.351       1.407             --
                                                                                     2005   1.354       1.351        931,184
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.111       1.276             --
                                                                                     2005   1.000       1.111         20,532
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.266             --
                                                                                     2005   1.000       1.106          4,691
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.068       1.027             --
                                                                                     2005   1.046       1.068         53,294
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.485       1.587         60,747

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.279       1.485        60,996
                                                                2012   1.182       1.279        61,224
                                                                2011   1.209       1.182        61,224
                                                                2010   1.102       1.209        61,224
                                                                2009   0.918       1.102        61,224
                                                                2008   1.255       0.918        61,224
                                                                2007   1.158       1.255        61,224
                                                                2006   1.099       1.158        61,224
                                                                2005   1.077       1.099        44,664
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)............ 2009   0.990       0.958            --
                                                                2008   1.578       0.990     1,007,476
                                                                2007   1.652       1.578     1,442,269
                                                                2006   1.456       1.652     1,904,003
                                                                2005   1.431       1.456     2,281,096
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)........ 2009   0.812       0.830            --
                                                                2008   1.459       0.812        17,242
                                                                2007   1.327       1.459        22,200
                                                                2006   1.271       1.327        30,854
                                                                2005   1.205       1.271        38,060







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.155       1.121           --
                                                                         2005   1.000       1.155           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.815       1.815           --
                                                                         2013   1.438       1.815           --
                                                                         2012   1.200       1.438           --
                                                                         2011   1.348       1.200           --
                                                                         2010   1.234       1.348           --
                                                                         2009   0.888       1.234           --
                                                                         2008   1.474       0.888           --
                                                                         2007   1.314       1.474       12,281
                                                                         2006   1.116       1.314       12,281
                                                                         2005   1.000       1.116       12,281
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.602       1.699        3,106
                                                                         2013   1.260       1.602        3,106
                                                                         2012   1.094       1.260           --
                                                                         2011   1.169       1.094       11,675
                                                                         2010   1.008       1.169       11,675
                                                                         2009   0.740       1.008       11,675
                                                                         2008   1.351       0.740       11,675
                                                                         2007   1.231       1.351       23,940
                                                                         2006   1.143       1.231       24,649
                                                                         2005   1.000       1.143       20,595
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.463       1.582           --
                                                                         2013   1.121       1.463           --
                                                                         2012   0.977       1.121           --
                                                                         2011   1.018       0.977           --
                                                                         2010   0.935       1.018           --
                                                                         2009   0.729       0.935           --
                                                                         2008   1.200       0.729           --
                                                                         2007   1.169       1.200       28,572
                                                                         2006   1.039       1.169       28,572
                                                                         2005   1.000       1.039       28,572
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.165       1.150           --
                                                                         2005   1.000       1.165           --
Delaware VIP Trust

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.083       1.404           --
                                                                                      2005   1.000       1.083       14,479
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.199       1.145           --
                                                                                      2007   1.145       1.199           --
                                                                                      2006   1.006       1.145           --
                                                                                      2005   1.000       1.006           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   0.932       0.878           --
                                                                                      2007   1.072       0.932           --
                                                                                      2006   1.057       1.072           --
                                                                                      2005   1.000       1.057           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.076       1.168           --
                                                                                      2005   1.000       1.076           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.102       1.226           --
                                                                                      2005   1.000       1.102           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   1.649       1.799           --
                                                                                      2013   1.288       1.649           --
                                                                                      2012   1.135       1.288           --
                                                                                      2011   1.195       1.135           --
                                                                                      2010   1.046       1.195           --
                                                                                      2009   0.790       1.046           --
                                                                                      2008   1.411       0.790           --
                                                                                      2007   1.231       1.411       11,767
                                                                                      2006   1.130       1.231       12,991
                                                                                      2005   1.000       1.130       12,773
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.835       1.985           --
                                                                                      2013   1.358       1.835           --
                                                                                      2012   1.137       1.358           --
                                                                                      2011   1.197       1.137           --
                                                                                      2010   1.038       1.197           --
                                                                                      2009   0.782       1.038           --
                                                                                      2008   1.364       0.782           --
                                                                                      2007   1.308       1.364           --
                                                                                      2006   1.176       1.308           --
                                                                                      2005   1.000       1.176           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   1.847       1.914           --
                                                                                      2013   1.391       1.847           --
                                                                                      2012   1.243       1.391           --
                                                                                      2011   1.426       1.243           --
                                                                                      2010   1.135       1.426           --
                                                                                      2009   0.831       1.135           --
                                                                                      2008   1.408       0.831           --
                                                                                      2007   1.250       1.408           --
                                                                                      2006   1.138       1.250           --
                                                                                      2005   1.000       1.138           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.079       1.248           --
                                                                                      2005   1.000       1.079       20,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   1.902       1.726           --
                                                                                      2007   1.511       1.902           --
                                                                                      2006   1.207       1.511           --
                                                                                      2005   1.000       1.207           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.437       1.248           --
                                                                                      2013   1.196       1.437           --
                                                                                      2012   1.035       1.196           --
                                                                                      2011   1.185       1.035           --
                                                                                      2010   1.119       1.185       41,008
                                                                                      2009   0.835       1.119       49,685
                                                                                      2008   1.434       0.835       49,685
                                                                                      2007   1.271       1.434       69,967
                                                                                      2006   1.071       1.271       51,622
                                                                                      2005   1.000       1.071       21,549
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.061       1.263           --
                                                                                      2005   1.000       1.061           --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   0.986       1.006           --
                                                                                  2005   1.000       0.986           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.058       1.090           --
                                                                                  2005   1.000       1.058           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.189       1.203           --
                                                                                  2009   0.968       1.189           --
                                                                                  2008   1.396       0.968           --
                                                                                  2007   1.174       1.396           --
                                                                                  2006   1.130       1.174           --
                                                                                  2005   1.000       1.130           --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.280       1.203           --
                                                                                  2007   1.198       1.280           --
                                                                                  2006   1.039       1.198           --
                                                                                  2005   1.000       1.039           --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.435       1.532           --
                                                                                  2010   1.180       1.435           --
                                                                                  2009   0.770       1.180           --
                                                                                  2008   1.406       0.770           --
                                                                                  2007   1.182       1.406           --
                                                                                  2006   1.122       1.182           --
                                                                                  2005   1.000       1.122           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.028       1.147           --
                                                                                  2005   1.000       1.028           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.832       2.156           --
                                                                                  2013   1.269       1.832           --
                                                                                  2012   1.094       1.269           --
                                                                                  2011   1.092       1.094           --
                                                                                  2010   0.894       1.092           --
                                                                                  2009   0.680       0.894           --
                                                                                  2008   1.167       0.680           --
                                                                                  2007   1.216       1.167           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.393       1.397           --
                                                                                  2013   1.078       1.393           --
                                                                                  2012   0.960       1.078           --
                                                                                  2011   1.047       0.960           --
                                                                                  2010   0.919       1.047       22,877
                                                                                  2009   0.727       0.919       50,638
                                                                                  2008   1.173       0.727       50,638
                                                                                  2007   1.230       1.173       50,638
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.576       1.710           --
                                                                                  2013   1.241       1.576           --
                                                                                  2012   1.095       1.241           --
                                                                                  2011   1.092       1.095           --
                                                                                  2010   0.992       1.092           --
                                                                                  2009   0.831       0.992           --
                                                                                  2008   1.204       0.831           --
                                                                                  2007   1.168       1.204           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.561       1.739           --
                                                                                  2013   1.159       1.561           --
                                                                                  2012   0.985       1.159           --
                                                                                  2011   1.015       0.985           --
                                                                                  2010   0.945       1.015           --
                                                                                  2009   0.679       0.945           --
                                                                                  2008   1.109       0.679           --
                                                                                  2007   1.113       1.109           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.516       1.655           --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.172       1.516    --
                                                                                  2012   1.030       1.172    --
                                                                                  2011   1.004       1.030    --
                                                                                  2010   0.938       1.004    --
                                                                                  2009   0.771       0.938    --
                                                                                  2008   1.226       0.771    --
                                                                                  2007   1.208       1.226    --
                                                                                  2006   1.045       1.208    --
                                                                                  2005   1.000       1.045    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.091       2.126    --
                                                                                  2013   1.455       2.091    --
                                                                                  2012   1.247       1.455    --
                                                                                  2011   1.258       1.247    --
                                                                                  2010   1.028       1.258    --
                                                                                  2009   0.737       1.028    --
                                                                                  2008   1.272       0.737    --
                                                                                  2007   1.183       1.272    --
                                                                                  2006   1.074       1.183    --
                                                                                  2005   1.000       1.074    --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.722       0.702    --
                                                                                  2008   1.183       0.722    --
                                                                                  2007   1.153       1.183    --
                                                                                  2006   1.025       1.153    --
                                                                                  2005   1.000       1.025    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.937    --
                                                                                  2010   0.891       0.951    --
                                                                                  2009   0.776       0.891    --
                                                                                  2008   1.008       0.776    --
                                                                                  2007   1.018       1.008    --
                                                                                  2006   1.000       1.018    --
                                                                                  2005   1.000       1.000    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.192       1.248    --
                                                                                  2006   1.033       1.192    --
                                                                                  2005   1.000       1.033    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.073       1.116    --
                                                                                  2006   1.054       1.073    --
                                                                                  2005   1.000       1.054    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.182       1.221    --
                                                                                  2006   1.089       1.182    --
                                                                                  2005   1.000       1.089    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.127       1.175    --
                                                                                  2006   1.026       1.127    --
                                                                                  2005   1.000       1.026    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.173       1.216    --
                                                                                  2006   1.023       1.173    --
                                                                                  2005   1.000       1.023    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.176       1.294    --
                                                                                  2006   1.073       1.176    --
                                                                                  2005   1.000       1.073    --
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.017       1.046    --
                                                                                  2005   1.000       1.017    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.169       1.125    --
                                                                                  2007   1.128       1.169    --
                                                                                  2006   1.190       1.128    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   1.604       1.623    --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.494       1.604           --
                                                                          2012   1.307       1.494           --
                                                                          2011   1.303       1.307           --
                                                                          2010   1.148       1.303           --
                                                                          2009   0.797       1.148           --
                                                                          2008   1.075       0.797           --
                                                                          2007   1.070       1.075           --
                                                                          2006   1.020       1.070           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.004       1.115           --
                                                                          2013   0.990       1.004           --
                                                                          2012   0.802       0.990           --
                                                                          2011   0.866       0.802           --
                                                                          2010   0.762       0.866           --
                                                                          2009   0.577       0.762           --
                                                                          2008   1.011       0.577           --
                                                                          2007   1.214       1.011       17,665
                                                                          2006   1.003       1.214       15,393
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.750       1.818           --
                                                                          2013   1.387       1.750           --
                                                                          2012   1.155       1.387           --
                                                                          2011   1.276       1.155           --
                                                                          2010   1.190       1.276           --
                                                                          2009   0.850       1.190           --
                                                                          2008   1.497       0.850           --
                                                                          2007   1.174       1.497           --
                                                                          2006   1.150       1.174           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.813       2.030           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.772       1.636           --
                                                                          2013   1.387       1.772           --
                                                                          2012   1.096       1.387           --
                                                                          2011   1.304       1.096           --
                                                                          2010   1.143       1.304           --
                                                                          2009   0.753       1.143           --
                                                                          2008   1.299       0.753           --
                                                                          2007   1.341       1.299           --
                                                                          2006   1.223       1.341           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.437       1.535        3,388
                                                                          2013   1.086       1.437        3,388
                                                                          2012   0.938       1.086           --
                                                                          2011   0.974       0.938           --
                                                                          2010   0.867       0.974           --
                                                                          2009   0.698       0.867           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.279       1.370           --
                                                                          2013   1.004       1.279           --
                                                                          2012   0.896       1.004           --
                                                                          2011   0.952       0.896           --
                                                                          2010   0.776       0.952           --
                                                                          2009   0.627       0.776           --
                                                                          2008   1.049       0.627           --
                                                                          2007   1.067       1.049           --
                                                                          2006   1.002       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.056       2.173           --
                                                                          2013   1.497       2.056           --
                                                                          2012   1.293       1.497           --
                                                                          2011   1.334       1.293           --
                                                                          2010   1.079       1.334           --
                                                                          2009   0.823       1.079           --
                                                                          2008   1.371       0.823           --
                                                                          2007   1.260       1.371           --
                                                                          2006   1.275       1.260           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.809       1.850           --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.389       1.809            --
                                                                               2012   1.229       1.389            --
                                                                               2011   1.399       1.229            --
                                                                               2010   1.198       1.399            --
                                                                               2009   0.949       1.198            --
                                                                               2008   1.299       0.949            --
                                                                               2007   1.343       1.299            --
                                                                               2006   1.266       1.343            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.836       0.825            --
                                                                               2008   1.144       0.836            --
                                                                               2007   1.101       1.144            --
                                                                               2006   1.046       1.101            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.634       1.678            --
                                                                               2013   1.546       1.634            --
                                                                               2012   1.397       1.546            --
                                                                               2011   1.364       1.397            --
                                                                               2010   1.233       1.364            --
                                                                               2009   0.920       1.233            --
                                                                               2008   1.154       0.920            --
                                                                               2007   1.105       1.154            --
                                                                               2006   1.060       1.105            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.691       0.655            --
                                                                               2008   1.232       0.691            --
                                                                               2007   1.127       1.232            --
                                                                               2006   1.146       1.127            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.193       1.225            --
                                                                               2013   0.942       1.193            --
                                                                               2012   0.826       0.942            --
                                                                               2011   0.970       0.826            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271            --
                                                                               2013   0.988       1.279            --
                                                                               2012   0.857       0.988            --
                                                                               2011   0.964       0.857            --
                                                                               2010   0.822       0.964            --
                                                                               2009   0.665       0.822            --
                                                                               2008   0.970       0.665            --
                                                                               2007   1.024       0.970            --
                                                                               2006   1.003       1.024            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.348       1.231         3,425
                                                                               2013   1.452       1.348         3,425
                                                                               2012   1.249       1.452            --
                                                                               2011   1.573       1.249            --
                                                                               2010   1.301       1.573            --
                                                                               2009   0.788       1.301            --
                                                                               2008   1.729       0.788            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.404       1.276            --
                                                                               2013   1.204       1.404            --
                                                                               2012   1.056       1.204            --
                                                                               2011   1.210       1.056            --
                                                                               2010   1.112       1.210            --
                                                                               2009   0.865       1.112            --
                                                                               2008   1.535       0.865            --
                                                                               2007   1.469       1.535            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.008       1.090            --
                                                                               2012   0.980       1.008            --
                                                                               2011   1.058       0.980            --
                                                                               2010   0.881       1.058            --
                                                                               2009   0.660       0.881            --
                                                                               2008   1.094       0.660            --
                                                                               2007   1.240       1.094            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.286       1.284       278,189

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.035       1.286      278,189
                                                                          2012   0.874       1.035           --
                                                                          2011   0.977       0.874           --
                                                                          2010   0.862       0.977           --
                                                                          2009   0.631       0.862           --
                                                                          2008   1.086       0.631           --
                                                                          2007   1.046       1.086           --
                                                                          2006   0.996       1.046           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.209       1.219           --
                                                                          2013   1.360       1.209           --
                                                                          2012   1.273       1.360           --
                                                                          2011   1.168       1.273           --
                                                                          2010   1.107       1.168           --
                                                                          2009   0.957       1.107           --
                                                                          2008   1.048       0.957           --
                                                                          2007   0.995       1.048           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.378       1.403        3,180
                                                                          2013   1.438       1.378        3,180
                                                                          2012   1.347       1.438        6,296
                                                                          2011   1.335       1.347       25,949
                                                                          2010   1.263       1.335       41,273
                                                                          2009   1.139       1.263       41,273
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.435       1.559           --
                                                                          2013   1.103       1.435           --
                                                                          2012   1.021       1.103           --
                                                                          2011   1.094       1.021           --
                                                                          2010   0.964       1.094           --
                                                                          2009   0.796       0.964           --
                                                                          2008   1.213       0.796           --
                                                                          2007   1.182       1.213           --
                                                                          2006   1.104       1.182           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.139       1.254           --
                                                                          2006   1.087       1.139           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.484       1.517           --
                                                                          2013   1.495       1.484           --
                                                                          2012   1.371       1.495           --
                                                                          2011   1.354       1.371           --
                                                                          2010   1.235       1.354           --
                                                                          2009   0.949       1.235           --
                                                                          2008   1.088       0.949           --
                                                                          2007   1.044       1.088       30,728
                                                                          2006   1.013       1.044       30,710
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.345       1.402           --
                                                                          2012   1.228       1.345           --
                                                                          2011   1.526       1.228           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.270       1.406           --
                                                                          2013   0.971       1.270           --
                                                                          2012   0.842       0.971           --
                                                                          2011   0.898       0.842           --
                                                                          2010   0.785       0.898           --
                                                                          2009   0.679       0.785           --
                                                                          2008   1.090       0.679           --
                                                                          2007   1.073       1.090           --
                                                                          2006   1.001       1.073           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.399       1.519           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.215       1.272           --
                                                                          2006   1.153       1.215           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.414       1.570           --
                                                                          2013   1.078       1.414           --
                                                                          2012   0.972       1.078           --
                                                                          2011   0.993       0.972           --
                                                                          2010   0.902       0.993           --
                                                                          2009   0.775       0.902           --
                                                                          2008   1.264       0.775           --
                                                                          2007   1.261       1.264           --
Metropolitan Series Fund

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.191       1.246           --
                                                                        2013   1.228       1.191           --
                                                                        2012   1.169       1.228           --
                                                                        2011   1.122       1.169           --
                                                                        2010   1.060       1.122           --
                                                                        2009   0.991       1.060           --
                                                                        2008   1.050       0.991           --
                                                                        2007   1.011       1.050           --
                                                                        2006   0.978       1.011           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.249       1.329           --
                                                                        2013   0.952       1.249           --
                                                                        2012   0.852       0.952           --
                                                                        2011   0.958       0.852           --
                                                                        2010   0.818       0.958           --
                                                                        2009   0.652       0.818           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.952       0.930        4,501
                                                                        2013   0.974       0.952        4,501
                                                                        2012   0.997       0.974       20,162
                                                                        2011   1.020       0.997       20,162
                                                                        2010   1.043       1.020       25,797
                                                                        2009   1.063       1.043       42,557
                                                                        2008   1.058       1.063       77,308
                                                                        2007   1.030       1.058           --
                                                                        2006   1.012       1.030           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.610       0.635           --
                                                                        2008   1.131       0.610           --
                                                                        2007   1.114       1.131           --
                                                                        2006   1.104       1.114           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.918       1.009           --
                                                                        2012   0.813       0.918           --
                                                                        2011   0.887       0.813           --
                                                                        2010   0.793       0.887           --
                                                                        2009   0.667       0.793           --
                                                                        2008   1.119       0.667           --
                                                                        2007   1.100       1.119           --
                                                                        2006   1.077       1.100           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.459       1.583           --
                                                                        2013   1.125       1.459           --
                                                                        2012   1.039       1.125           --
                                                                        2011   1.097       1.039           --
                                                                        2010   0.975       1.097           --
                                                                        2009   0.669       0.975           --
                                                                        2008   1.261       0.669           --
                                                                        2007   1.072       1.261           --
                                                                        2006   1.103       1.072           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.900       0.973           --
                                                                        2010   0.796       0.900           --
                                                                        2009   0.620       0.796           --
                                                                        2008   1.065       0.620           --
                                                                        2007   1.055       1.065           --
                                                                        2006   1.002       1.055           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.245       1.271           --
                                                                        2013   1.221       1.245           --
                                                                        2012   1.145       1.221           --
                                                                        2011   1.135       1.145           --
                                                                        2010   1.055       1.135           --
                                                                        2009   0.896       1.055           --
                                                                        2008   1.071       0.896           --
                                                                        2007   1.038       1.071           --
                                                                        2006   1.001       1.038           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.259       1.291           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.161       1.259           --
                                                                          2012   1.066       1.161           --
                                                                          2011   1.080       1.066           --
                                                                          2010   0.990       1.080           --
                                                                          2009   0.819       0.990           --
                                                                          2008   1.070       0.819           --
                                                                          2007   1.044       1.070           --
                                                                          2006   1.002       1.044           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2014   1.255       1.289           --
                                                                          2013   1.089       1.255           --
                                                                          2012   0.984       1.089           --
                                                                          2011   1.021       0.984           --
                                                                          2010   0.923       1.021           --
                                                                          2009   0.746       0.923           --
                                                                          2008   1.070       0.746           --
                                                                          2007   1.050       1.070           --
                                                                          2006   1.002       1.050           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2014   1.236       1.271           --
                                                                          2013   1.017       1.236           --
                                                                          2012   0.902       1.017           --
                                                                          2011   0.959       0.902           --
                                                                          2010   0.856       0.959           --
                                                                          2009   0.678       0.856           --
                                                                          2008   1.070       0.678           --
                                                                          2007   1.054       1.070       76,274
                                                                          2006   1.002       1.054       76,274
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2014   1.433       1.584           --
                                                                          2013   1.113       1.433           --
                                                                          2012   0.987       1.113           --
                                                                          2011   0.994       0.987           --
                                                                          2010   0.888       0.994           --
                                                                          2009   0.725       0.888           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2014   1.337       1.417           --
                                                                          2013   1.152       1.337           --
                                                                          2012   1.059       1.152           --
                                                                          2011   1.060       1.059           --
                                                                          2010   0.987       1.060           --
                                                                          2009   0.854       0.987           --
                                                                          2008   1.124       0.854           --
                                                                          2007   1.104       1.124       28,496
                                                                          2006   1.038       1.104       28,254
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2014   1.629       1.765           --
                                                                          2013   1.228       1.629           --
                                                                          2012   1.078       1.228           --
                                                                          2011   1.093       1.078           --
                                                                          2010   1.004       1.093           --
                                                                          2009   0.850       1.004           --
                                                                          2008   1.290       0.850           --
                                                                          2007   1.226       1.290           --
                                                                          2006   1.115       1.226           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2014   1.476       1.443           --
                                                                          2013   1.188       1.476           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2014   1.362       1.327           --
                                                                          2013   1.097       1.362           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2014   1.555       1.654           --
                                                                          2013   1.147       1.555           --
                                                                          2012   0.989       1.147           --
                                                                          2011   1.026       0.989           --
                                                                          2010   0.899       1.026           --
                                                                          2009   0.643       0.899           --
                                                                          2008   1.135       0.643           --
                                                                          2007   1.064       1.135           --
                                                                          2006   0.998       1.064           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.623       1.691           --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.152       1.623           --
                                                                                   2012   1.017       1.152           --
                                                                                   2011   1.026       1.017           --
                                                                                   2010   0.779       1.026           --
                                                                                   2009   0.575       0.779           --
                                                                                   2008   0.880       0.575           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.064       1.102           --
                                                                                   2006   1.006       1.064           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.056       1.062           --
                                                                                   2013   1.086       1.056           --
                                                                                   2012   1.074       1.086           --
                                                                                   2011   1.040       1.074           --
                                                                                   2010   1.004       1.040           --
                                                                                   2009   0.983       1.004           --
                                                                                   2008   1.008       0.983           --
                                                                                   2007   0.987       1.008           --
                                                                                   2006   0.959       0.987           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.360       1.470           --
                                                                                   2013   1.154       1.360           --
                                                                                   2012   1.051       1.154           --
                                                                                   2011   1.036       1.051           --
                                                                                   2010   0.967       1.036           --
                                                                                   2009   0.837       0.967           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.337       1.445        2,914
                                                                                   2013   1.023       1.337        2,914
                                                                                   2012   0.928       1.023           --
                                                                                   2011   0.989       0.928           --
                                                                                   2010   0.904       0.989           --
                                                                                   2009   0.701       0.904           --
                                                                                   2008   1.140       0.701           --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   1.006       1.012           --
                                                                                   2005   1.000       1.006           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.040       1.240           --
                                                                                   2005   1.000       1.040           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.973       0.991           --
                                                                                   2006   0.989       0.973           --
                                                                                   2005   1.000       0.989           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.102       1.136           --
                                                                                   2008   1.076       1.102       19,653
                                                                                   2007   1.012       1.076       19,653
                                                                                   2006   0.998       1.012       19,653
                                                                                   2005   1.000       0.998       13,117
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.367       1.477           --
                                                                                   2006   1.095       1.367           --
                                                                                   2005   1.000       1.095           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.207       1.286           --
                                                                                   2006   1.053       1.207           --
                                                                                   2005   1.000       1.053           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.079       1.146           --
                                                                                   2005   1.000       1.079           --
 Travelers Convertible Securities Subaccount (3/02)............................... 2006   0.996       1.060           --
                                                                                   2005   1.000       0.996           --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 2006   1.093       1.190           --
                                                                                   2005   1.000       1.093           --
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.028       1.077           --
                                                                                   2005   1.000       1.028           --
 Travelers Federated High Yield Subaccount (3/02)................................. 2006   0.997       1.020           --
                                                                                   2005   1.000       0.997           --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.029       1.063           --
                                                                                     2005   1.000       1.029           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.074       1.104           --
                                                                                     2005   1.000       1.074           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.172           --
                                                                                     2005   1.000       1.105           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.018           --
                                                                                     2005   1.000       1.016           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085           --
                                                                                     2005   1.000       1.050           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127           --
                                                                                     2005   1.000       1.083       67,777
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045           --
                                                                                     2005   1.000       1.027           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.089       1.153           --
                                                                                     2005   1.000       1.089           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.045       1.103           --
                                                                                     2005   1.000       1.045           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.008       1.038           --
                                                                                     2005   1.000       1.008       28,174
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.034       1.115           --
                                                                                     2005   1.000       1.034           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.067       1.223           --
                                                                                     2005   1.000       1.067           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.043       1.104           --
                                                                                     2005   1.000       1.043           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.035       1.087           --
                                                                                     2005   1.000       1.035           --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.005       1.013           --
                                                                                     2005   1.000       1.005       28,882
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   0.989       0.978           --
                                                                                     2005   1.000       0.989           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.042       1.085           --
                                                                                     2005   1.000       1.042           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.110       1.275           --
                                                                                     2005   1.000       1.110           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.266           --
                                                                                     2005   1.000       1.106           --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   0.997       0.959           --
                                                                                     2005   1.000       0.997           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.403       1.498           --
                                                                                     2013   1.209       1.403           --
                                                                                     2012   1.118       1.209           --
                                                                                     2011   1.144       1.118           --
                                                                                     2010   1.044       1.144           --
                                                                                     2009   0.869       1.044           --
                                                                                     2008   1.189       0.869           --
                                                                                     2007   1.098       1.189           --
                                                                                     2006   1.043       1.098           --
                                                                                     2005   1.000       1.043           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   0.698       0.675           --
                                                                                     2008   1.113       0.698           --
                                                                                     2007   1.166       1.113        9,943
                                                                                     2006   1.028       1.166        9,140
                                                                                     2005   1.000       1.028        9,354
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.683       0.698           --

 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.228       0.683    --
                 2007   1.117       1.228    --
                 2006   1.071       1.117    --
                 2005   1.000       1.071    --







                              PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.296       1.258            --
                                                                            2005   1.155       1.296        26,995
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.373       2.371       579,267
                                                                            2013   1.881       2.373       650,994
                                                                            2012   1.571       1.881       761,309
                                                                            2011   1.765       1.571     1,033,379
                                                                            2010   1.617       1.765     1,507,488
                                                                            2009   1.164       1.617     1,820,923
                                                                            2008   1.933       1.164     2,091,862
                                                                            2007   1.724       1.933     1,989,234
                                                                            2006   1.465       1.724     1,836,843
                                                                            2005   1.315       1.465     1,155,309
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.999       2.118     1,546,012
                                                                            2013   1.573       1.999     1,922,544
                                                                            2012   1.366       1.573     2,312,402
                                                                            2011   1.461       1.366     2,762,004
                                                                            2010   1.260       1.461     4,152,844
                                                                            2009   0.925       1.260     5,253,242
                                                                            2008   1.691       0.925     6,102,592
                                                                            2007   1.541       1.691     6,291,384
                                                                            2006   1.432       1.541     6,387,307
                                                                            2005   1.261       1.432     4,141,302
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.791       1.936     1,670,311
                                                                            2013   1.374       1.791     1,996,994
                                                                            2012   1.197       1.374     2,336,569
                                                                            2011   1.248       1.197     2,852,395
                                                                            2010   1.147       1.248     4,286,718
                                                                            2009   0.895       1.147     5,244,656
                                                                            2008   1.474       0.895     6,014,864
                                                                            2007   1.437       1.474     6,053,884
                                                                            2006   1.277       1.437     5,817,067
                                                                            2005   1.235       1.277     3,864,895
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).......................................... 2006   1.541       1.522            --
                                                                            2005   1.335       1.541        71,580
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)...................... 2006   1.534       1.987            --
                                                                            2005   1.465       1.534       204,937
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............... 2008   1.384       1.321            --
                                                                            2007   1.322       1.384            --
                                                                            2006   1.162       1.322            --
                                                                            2005   1.140       1.162            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)......... 2008   1.135       1.069            --
                                                                            2007   1.307       1.135         7,959
                                                                            2006   1.289       1.307         7,889
                                                                            2005   1.247       1.289         7,731
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.289       1.398            --
                                                                            2005   1.197       1.289       119,651

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.286       1.430            --
                                                                                      2005   1.195       1.286       435,371
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.123       2.315        50,739
                                                                                      2013   1.660       2.123        50,745
                                                                                      2012   1.463       1.660        50,752
                                                                                      2011   1.541       1.463        51,406
                                                                                      2010   1.349       1.541        58,995
                                                                                      2009   1.020       1.349       133,879
                                                                                      2008   1.821       1.020       141,149
                                                                                      2007   1.590       1.821       114,282
                                                                                      2006   1.461       1.590       120,861
                                                                                      2005   1.282       1.461        70,187
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.001       2.163            --
                                                                                      2013   1.482       2.001            --
                                                                                      2012   1.241       1.482            --
                                                                                      2011   1.307       1.241            --
                                                                                      2010   1.134       1.307            --
                                                                                      2009   0.855       1.134            --
                                                                                      2008   1.492       0.855            --
                                                                                      2007   1.432       1.492            --
                                                                                      2006   1.288       1.432            --
                                                                                      2005   1.092       1.288            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.717       2.814       379,714
                                                                                      2013   2.047       2.717       480,619
                                                                                      2012   1.830       2.047       555,522
                                                                                      2011   2.101       1.830       682,793
                                                                                      2010   1.673       2.101       996,375
                                                                                      2009   1.226       1.673     1,278,955
                                                                                      2008   2.078       1.226     1,463,369
                                                                                      2007   1.844       2.078     1,566,707
                                                                                      2006   1.680       1.844     1,775,319
                                                                                      2005   1.457       1.680       964,624
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.326       1.534            --
                                                                                      2005   1.228       1.326     1,148,828
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.010       2.732            --
                                                                                      2007   2.393       3.010     1,162,246
                                                                                      2006   1.913       2.393     1,215,088
                                                                                      2005   1.537       1.913       653,223
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.956       1.698       571,363
                                                                                      2013   1.628       1.956       647,388
                                                                                      2012   1.410       1.628       709,308
                                                                                      2011   1.615       1.410       811,387
                                                                                      2010   1.526       1.615     1,159,730
                                                                                      2009   1.140       1.526     1,455,035
                                                                                      2008   1.957       1.140     1,714,627
                                                                                      2007   1.736       1.957     1,903,015
                                                                                      2006   1.463       1.736     1,886,389
                                                                                      2005   1.359       1.463     1,065,779
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.398       1.663            --
                                                                                      2005   1.315       1.398       778,942
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.052       1.073            --
                                                                                      2005   1.063       1.052        20,924
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.196       1.233            --
                                                                                      2005   1.138       1.196            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.435       1.451            --
                                                                                      2009   1.169       1.435            --
                                                                                      2008   1.686       1.169            --
                                                                                      2007   1.419       1.686            --
                                                                                      2006   1.366       1.419            --
                                                                                      2005   1.245       1.366            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.477       1.388            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.383       1.477            --
                                                                                  2006   1.201       1.383            --
                                                                                  2005   1.164       1.201            --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.636       1.747            --
                                                                                  2010   1.346       1.636            --
                                                                                  2009   0.878       1.346            --
                                                                                  2008   1.605       0.878            --
                                                                                  2007   1.351       1.605            --
                                                                                  2006   1.282       1.351            --
                                                                                  2005   1.177       1.282            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.336       1.490            --
                                                                                  2005   1.315       1.336       266,233
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.191       2.577       481,419
                                                                                  2013   1.518       2.191       571,917
                                                                                  2012   1.309       1.518       691,808
                                                                                  2011   1.308       1.309       752,119
                                                                                  2010   1.071       1.308       972,716
                                                                                  2009   0.815       1.071     1,352,024
                                                                                  2008   1.400       0.815     1,665,293
                                                                                  2007   1.459       1.400     2,144,900
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.688       1.693            --
                                                                                  2013   1.307       1.688       238,186
                                                                                  2012   1.164       1.307       295,609
                                                                                  2011   1.271       1.164       357,667
                                                                                  2010   1.116       1.271       426,393
                                                                                  2009   0.883       1.116       492,325
                                                                                  2008   1.425       0.883       778,531
                                                                                  2007   1.496       1.425       918,544
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.877       2.035       348,734
                                                                                  2013   1.478       1.877       437,975
                                                                                  2012   1.305       1.478       571,922
                                                                                  2011   1.302       1.305       652,893
                                                                                  2010   1.184       1.302       785,468
                                                                                  2009   0.993       1.184       955,859
                                                                                  2008   1.438       0.993       965,027
                                                                                  2007   1.396       1.438     1,055,670
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.735       1.932        89,716
                                                                                  2013   1.288       1.735        95,717
                                                                                  2012   1.096       1.288       117,102
                                                                                  2011   1.129       1.096       145,486
                                                                                  2010   1.053       1.129       156,530
                                                                                  2009   0.757       1.053       282,269
                                                                                  2008   1.236       0.757       404,107
                                                                                  2007   1.241       1.236       482,503
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.858       2.027       117,714
                                                                                  2013   1.437       1.858       147,659
                                                                                  2012   1.263       1.437       152,133
                                                                                  2011   1.232       1.263       159,419
                                                                                  2010   1.152       1.232       186,018
                                                                                  2009   0.947       1.152       179,723
                                                                                  2008   1.507       0.947       179,843
                                                                                  2007   1.485       1.507       190,161
                                                                                  2006   1.285       1.485       193,377
                                                                                  2005   1.235       1.285       177,368
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.760       2.806        23,344
                                                                                  2013   1.921       2.760        27,882
                                                                                  2012   1.647       1.921        42,608
                                                                                  2011   1.663       1.647        50,434
                                                                                  2010   1.360       1.663        51,805
                                                                                  2009   0.975       1.360        81,056
                                                                                  2008   1.684       0.975       139,674
                                                                                  2007   1.568       1.684       131,989
                                                                                  2006   1.423       1.568        18,898
                                                                                  2005   1.389       1.423        27,311
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.871       0.845            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.426       0.871       619,816
                                                                               2007   1.392       1.426       761,039
                                                                               2006   1.237       1.392       771,088
                                                                               2005   1.215       1.237       779,368
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.934       0.920            --
                                                                               2010   0.875       0.934       226,962
                                                                               2009   0.763       0.875       285,649
                                                                               2008   0.991       0.763       394,236
                                                                               2007   1.001       0.991       601,651
                                                                               2006   0.985       1.001       663,786
                                                                               2005   0.985       0.985       526,753
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.450       1.517            --
                                                                               2006   1.257       1.450            --
                                                                               2005   1.236       1.257            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.193       1.240            --
                                                                               2006   1.172       1.193            --
                                                                               2005   1.140       1.172            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.419       1.466            --
                                                                               2006   1.308       1.419        12,949
                                                                               2005   1.219       1.308        13,099
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.322       1.378            --
                                                                               2006   1.204       1.322            --
                                                                               2005   1.190       1.204            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.448       1.501            --
                                                                               2006   1.264       1.448       505,646
                                                                               2005   1.253       1.264       458,335
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.621       1.783            --
                                                                               2006   1.479       1.621     1,021,048
                                                                               2005   1.399       1.479       944,971
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.087       1.119            --
                                                                               2005   1.071       1.087            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.564       1.504            --
                                                                               2007   1.510       1.564         4,367
                                                                               2006   1.594       1.510         4,491
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.886       1.907           535
                                                                               2013   1.757       1.886         4,216
                                                                               2012   1.538       1.757         3,917
                                                                               2011   1.535       1.538         3,980
                                                                               2010   1.352       1.535         4,056
                                                                               2009   0.939       1.352        23,716
                                                                               2008   1.267       0.939        28,750
                                                                               2007   1.262       1.267        29,999
                                                                               2006   1.204       1.262        17,174
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.000       1.110       276,916
                                                                               2013   0.987       1.000       308,408
                                                                               2012   0.800       0.987       313,284
                                                                               2011   0.864       0.800       355,554
                                                                               2010   0.761       0.864       503,017
                                                                               2009   0.577       0.761       630,877
                                                                               2008   1.010       0.577       681,041
                                                                               2007   1.214       1.010       701,161
                                                                               2006   1.003       1.214       799,548
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.305       2.395            --

                        PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.828       2.305       175,767
                                                                            2012   1.524       1.828       190,403
                                                                            2011   1.683       1.524       214,115
                                                                            2010   1.571       1.683       256,206
                                                                            2009   1.123       1.571       271,636
                                                                            2008   1.978       1.123       329,850
                                                                            2007   1.552       1.978       168,179
                                                                            2006   1.522       1.552       132,827
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.388       2.673       165,131
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.316       2.138        39,956
                                                                            2013   1.813       2.316        48,054
                                                                            2012   1.434       1.813        60,947
                                                                            2011   1.706       1.434        62,893
                                                                            2010   1.497       1.706       221,291
                                                                            2009   0.986       1.497       255,922
                                                                            2008   1.703       0.986       308,636
                                                                            2007   1.759       1.703       307,296
                                                                            2006   1.604       1.759       514,350
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.843       1.968        62,819
                                                                            2013   1.394       1.843        30,885
                                                                            2012   1.204       1.394        32,936
                                                                            2011   1.251       1.204        33,503
                                                                            2010   1.115       1.251        39,108
                                                                            2009   0.898       1.115        40,332
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.274       1.364       481,806
                                                                            2013   1.001       1.274       524,092
                                                                            2012   0.893       1.001       598,246
                                                                            2011   0.950       0.893       700,021
                                                                            2010   0.774       0.950       899,241
                                                                            2009   0.627       0.774     1,233,693
                                                                            2008   1.048       0.627     1,453,107
                                                                            2007   1.067       1.048     1,504,181
                                                                            2006   1.002       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.047       2.163        12,947
                                                                            2013   1.491       2.047        15,746
                                                                            2012   1.288       1.491        16,837
                                                                            2011   1.330       1.288        21,903
                                                                            2010   1.077       1.330        23,404
                                                                            2009   0.821       1.077        42,628
                                                                            2008   1.370       0.821        39,286
                                                                            2007   1.259       1.370        44,166
                                                                            2006   1.275       1.259        35,268
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.801       1.841        71,221
                                                                            2013   1.384       1.801        77,402
                                                                            2012   1.225       1.384        91,244
                                                                            2011   1.395       1.225       100,424
                                                                            2010   1.195       1.395       125,235
                                                                            2009   0.948       1.195       146,096
                                                                            2008   1.298       0.948       159,621
                                                                            2007   1.342       1.298       132,203
                                                                            2006   1.265       1.342        63,985
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.892       0.880            --
                                                                            2008   1.222       0.892            --
                                                                            2007   1.176       1.222            --
                                                                            2006   1.119       1.176            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.832       1.881            --
                                                                            2013   1.734       1.832            --
                                                                            2012   1.568       1.734            --
                                                                            2011   1.532       1.568            --
                                                                            2010   1.385       1.532            --
                                                                            2009   1.034       1.385            --
                                                                            2008   1.298       1.034            --
                                                                            2007   1.244       1.298         1,331
                                                                            2006   1.193       1.244         1,329
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.802       0.760            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.432       0.802        49,942
                                                                               2007   1.310       1.432        55,303
                                                                               2006   1.333       1.310        67,191
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.188       1.220        38,841
                                                                               2013   0.939       1.188        41,003
                                                                               2012   0.824       0.939        43,493
                                                                               2011   0.968       0.824        60,759
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.274       1.266       559,008
                                                                               2013   0.985       1.274       627,877
                                                                               2012   0.855       0.985       713,960
                                                                               2011   0.961       0.855       854,404
                                                                               2010   0.821       0.961     1,098,050
                                                                               2009   0.665       0.821     1,463,970
                                                                               2008   0.970       0.665     1,650,682
                                                                               2007   1.024       0.970     1,768,231
                                                                               2006   1.003       1.024     1,361,621
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.127       1.942       434,072
                                                                               2013   2.292       2.127       483,461
                                                                               2012   1.974       2.292       558,203
                                                                               2011   2.486       1.974       708,083
                                                                               2010   2.058       2.486       958,219
                                                                               2009   1.247       2.058     1,082,158
                                                                               2008   2.736       1.247     1,239,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.872       1.702         6,716
                                                                               2013   1.607       1.872        10,382
                                                                               2012   1.410       1.607        11,331
                                                                               2011   1.617       1.410         6,381
                                                                               2010   1.486       1.617        14,483
                                                                               2009   1.156       1.486        14,141
                                                                               2008   2.054       1.156        19,421
                                                                               2007   1.966       2.054            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.004       1.086            --
                                                                               2012   0.977       1.004        57,121
                                                                               2011   1.055       0.977       116,844
                                                                               2010   0.879       1.055        93,545
                                                                               2009   0.658       0.879       103,537
                                                                               2008   1.092       0.658       109,150
                                                                               2007   1.239       1.092        47,641
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.281       1.278     1,060,765
                                                                               2013   1.032       1.281     1,208,666
                                                                               2012   0.872       1.032       724,006
                                                                               2011   0.974       0.872       904,811
                                                                               2010   0.861       0.974     1,229,717
                                                                               2009   0.630       0.861     1,600,704
                                                                               2008   1.085       0.630     1,891,554
                                                                               2007   1.046       1.085     1,983,515
                                                                               2006   0.996       1.046     2,041,042
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.350       1.360       490,747
                                                                               2013   1.518       1.350       526,522
                                                                               2012   1.422       1.518       577,527
                                                                               2011   1.305       1.422       792,067
                                                                               2010   1.237       1.305       984,643
                                                                               2009   1.070       1.237     1,290,738
                                                                               2008   1.174       1.070     1,377,246
                                                                               2007   1.114       1.174     1,394,093
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.444       1.469     1,416,438
                                                                               2013   1.507       1.444     1,536,656
                                                                               2012   1.412       1.507     1,677,894
                                                                               2011   1.401       1.412     2,054,992
                                                                               2010   1.326       1.401     2,632,301
                                                                               2009   1.196       1.326     3,338,076
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.733       1.882        50,494

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.333       1.733        54,700
                                                                          2012   1.235       1.333       116,241
                                                                          2011   1.324       1.235       127,106
                                                                          2010   1.166       1.324       135,460
                                                                          2009   0.964       1.166       165,539
                                                                          2008   1.469       0.964       173,595
                                                                          2007   1.433       1.469       182,216
                                                                          2006   1.339       1.433       184,963
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.138       1.253            --
                                                                          2006   1.087       1.138        43,379
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.621       1.656       530,794
                                                                          2013   1.634       1.621       576,366
                                                                          2012   1.499       1.634       585,636
                                                                          2011   1.481       1.499       764,885
                                                                          2010   1.351       1.481       927,540
                                                                          2009   1.040       1.351     1,329,988
                                                                          2008   1.192       1.040     1,506,206
                                                                          2007   1.145       1.192     1,749,354
                                                                          2006   1.111       1.145     1,421,361
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.532       1.597            --
                                                                          2012   1.399       1.532            --
                                                                          2011   1.740       1.399            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.265       1.399        26,452
                                                                          2013   0.968       1.265        40,277
                                                                          2012   0.840       0.968        68,439
                                                                          2011   0.896       0.840        83,446
                                                                          2010   0.784       0.896        86,536
                                                                          2009   0.678       0.784       118,953
                                                                          2008   1.089       0.678       117,003
                                                                          2007   1.072       1.089       153,982
                                                                          2006   1.001       1.072        31,253
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.695       1.840       204,283
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.505       1.574            --
                                                                          2006   1.428       1.505        13,156
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.745       1.937         5,552
                                                                          2013   1.331       1.745         5,553
                                                                          2012   1.201       1.331         8,301
                                                                          2011   1.227       1.201         8,306
                                                                          2010   1.116       1.227        10,704
                                                                          2009   0.958       1.116        17,472
                                                                          2008   1.565       0.958        17,624
                                                                          2007   1.561       1.565        16,304
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.229       1.286         1,059
                                                                          2013   1.268       1.229         1,062
                                                                          2012   1.208       1.268         1,065
                                                                          2011   1.160       1.208         1,069
                                                                          2010   1.096       1.160         1,072
                                                                          2009   1.025       1.096         1,076
                                                                          2008   1.087       1.025         1,080
                                                                          2007   1.047       1.087         5,840
                                                                          2006   1.013       1.047         1,088
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.436       1.528        94,050
                                                                          2013   1.096       1.436       100,109
                                                                          2012   0.981       1.096       132,671
                                                                          2011   1.103       0.981       143,263
                                                                          2010   0.942       1.103       195,707
                                                                          2009   0.752       0.942       254,015
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.928       0.907       398,265
                                                                          2013   0.950       0.928       503,463
                                                                          2012   0.973       0.950       389,330
                                                                          2011   0.996       0.973       535,905
                                                                          2010   1.020       0.996       470,911
                                                                          2009   1.040       1.020       672,352
                                                                          2008   1.035       1.040       154,855
                                                                          2007   1.009       1.035       146,303
                                                                          2006   0.991       1.009        23,504

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.703       0.732            --
                                                                       2008   1.305       0.703       224,608
                                                                       2007   1.285       1.305       221,960
                                                                       2006   1.274       1.285       230,529
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.104       1.212            --
                                                                       2012   0.977       1.104       277,261
                                                                       2011   1.067       0.977       320,199
                                                                       2010   0.954       1.067       408,101
                                                                       2009   0.803       0.954       534,950
                                                                       2008   1.348       0.803       620,276
                                                                       2007   1.326       1.348       686,791
                                                                       2006   1.299       1.326       731,420
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.764       1.914        22,005
                                                                       2013   1.362       1.764        22,711
                                                                       2012   1.258       1.362        22,552
                                                                       2011   1.329       1.258        22,955
                                                                       2010   1.182       1.329        30,434
                                                                       2009   0.811       1.182        45,263
                                                                       2008   1.530       0.811        67,002
                                                                       2007   1.301       1.530       341,012
                                                                       2006   1.339       1.301        88,529
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.898       0.971            --
                                                                       2010   0.795       0.898       120,368
                                                                       2009   0.619       0.795       138,985
                                                                       2008   1.064       0.619        88,293
                                                                       2007   1.055       1.064        88,926
                                                                       2006   1.002       1.055       378,320
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.240       1.265       224,705
                                                                       2013   1.217       1.240       176,786
                                                                       2012   1.142       1.217       188,948
                                                                       2011   1.132       1.142       188,948
                                                                       2010   1.053       1.132       195,605
                                                                       2009   0.894       1.053        88,760
                                                                       2008   1.070       0.894        24,285
                                                                       2007   1.037       1.070        27,446
                                                                       2006   1.001       1.037        31,936
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.254       1.285       181,830
                                                                       2013   1.157       1.254       192,722
                                                                       2012   1.063       1.157       192,772
                                                                       2011   1.077       1.063       266,890
                                                                       2010   0.989       1.077       124,291
                                                                       2009   0.818       0.989       164,449
                                                                       2008   1.069       0.818       201,974
                                                                       2007   1.044       1.069       170,325
                                                                       2006   1.002       1.044       163,449
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.250       1.283       609,258
                                                                       2013   1.085       1.250       330,885
                                                                       2012   0.981       1.085       343,433
                                                                       2011   1.018       0.981       444,428
                                                                       2010   0.921       1.018       594,969
                                                                       2009   0.745       0.921       779,729
                                                                       2008   1.069       0.745       629,708
                                                                       2007   1.049       1.069       662,867
                                                                       2006   1.002       1.049       719,402
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.231       1.265       230,847
                                                                       2013   1.014       1.231        86,171
                                                                       2012   0.900       1.014       140,394
                                                                       2011   0.957       0.900       182,075
                                                                       2010   0.854       0.957       196,441
                                                                       2009   0.678       0.854       322,103
                                                                       2008   1.069       0.678       434,810
                                                                       2007   1.054       1.069       457,601
                                                                       2006   1.002       1.054       465,821
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.723       1.903       158,093

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.339       1.723       155,369
                                                                                   2012   1.188       1.339       203,328
                                                                                   2011   1.197       1.188       415,799
                                                                                   2010   1.070       1.197       479,506
                                                                                   2009   0.874       1.070       662,279
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.559       1.651       570,964
                                                                                   2013   1.344       1.559       657,621
                                                                                   2012   1.236       1.344       811,409
                                                                                   2011   1.238       1.236       932,779
                                                                                   2010   1.153       1.238     1,081,343
                                                                                   2009   0.998       1.153     1,271,937
                                                                                   2008   1.315       0.998     1,471,375
                                                                                   2007   1.292       1.315     1,741,962
                                                                                   2006   1.215       1.292     1,922,840
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.820       1.970       210,460
                                                                                   2013   1.373       1.820       268,775
                                                                                   2012   1.205       1.373       144,686
                                                                                   2011   1.223       1.205       173,426
                                                                                   2010   1.124       1.223       359,096
                                                                                   2009   0.952       1.124       451,475
                                                                                   2008   1.445       0.952       482,286
                                                                                   2007   1.374       1.445       526,307
                                                                                   2006   1.250       1.374       619,542
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.969       1.923            --
                                                                                   2013   1.584       1.969            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.356       1.321        39,244
                                                                                   2013   1.093       1.356        52,526
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.549       1.647         9,648
                                                                                   2013   1.143       1.549         9,648
                                                                                   2012   0.986       1.143         9,648
                                                                                   2011   1.023       0.986         9,648
                                                                                   2010   0.897       1.023        36,454
                                                                                   2009   0.642       0.897        36,454
                                                                                   2008   1.134       0.642        55,430
                                                                                   2007   1.063       1.134        28,624
                                                                                   2006   0.998       1.063        28,624
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.971       2.053            --
                                                                                   2013   1.400       1.971            --
                                                                                   2012   1.236       1.400            --
                                                                                   2011   1.248       1.236            --
                                                                                   2010   0.949       1.248         4,302
                                                                                   2009   0.701       0.949         4,722
                                                                                   2008   1.071       0.701         4,901
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.134       1.175            --
                                                                                   2006   1.073       1.134        13,772
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.124       1.131            --
                                                                                   2013   1.158       1.124            --
                                                                                   2012   1.145       1.158            --
                                                                                   2011   1.109       1.145            --
                                                                                   2010   1.072       1.109            --
                                                                                   2009   1.050       1.072         6,048
                                                                                   2008   1.077       1.050         5,328
                                                                                   2007   1.055       1.077        15,176
                                                                                   2006   1.025       1.055        15,673
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.449       1.564            --
                                                                                   2013   1.230       1.449            --
                                                                                   2012   1.120       1.230            --
                                                                                   2011   1.105       1.120            --
                                                                                   2010   1.032       1.105            --
                                                                                   2009   0.894       1.032            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.538       1.662            --
                                                                                   2013   1.178       1.538            --
                                                                                   2012   1.068       1.178            --
                                                                                   2011   1.140       1.068            --
                                                                                   2010   1.042       1.140            --
                                                                                   2009   0.808       1.042            --
                                                                                   2008   1.316       0.808            --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.985       0.991            --
                                                                                     2005   0.980       0.985        56,970
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.102       1.313            --
                                                                                     2005   1.067       1.102        19,841
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.090       1.109            --
                                                                                     2006   1.108       1.090     1,296,208
                                                                                     2005   1.111       1.108     1,033,484
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.157       1.193            --
                                                                                     2008   1.130       1.157     4,171,345
                                                                                     2007   1.064       1.130     4,228,796
                                                                                     2006   1.049       1.064     3,764,766
                                                                                     2005   1.048       1.049     2,688,262
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.830       1.976            --
                                                                                     2006   1.467       1.830            --
                                                                                     2005   1.338       1.467            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.824       1.943            --
                                                                                     2006   1.592       1.824       295,550
                                                                                     2005   1.523       1.592       280,760
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.255       1.333            --
                                                                                     2005   1.181       1.255        49,939
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.122       1.193            --
                                                                                     2005   1.144       1.122         1,385
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.463       1.594            --
                                                                                     2005   1.332       1.463         4,321
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.239       1.299            --
                                                                                     2005   1.214       1.239       720,262
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.177       1.204            --
                                                                                     2005   1.175       1.177        16,918
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.272       1.314            --
                                                                                     2005   1.236       1.272            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.240       1.274            --
                                                                                     2005   1.168       1.240        64,523
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.171            --
                                                                                     2005   1.000       1.104       295,809
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.017            --
                                                                                     2005   1.000       1.016        31,450
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085            --
                                                                                     2005   1.000       1.050       489,279
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.126            --
                                                                                     2005   1.000       1.083       203,169
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045            --
                                                                                     2005   1.000       1.027        37,182
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.349       1.428            --
                                                                                     2005   1.232       1.349        10,886
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.269       1.339            --
                                                                                     2005   1.260       1.269        72,202
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.180       1.215            --
                                                                                     2005   1.173       1.180     1,203,637
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.160       1.250            --
                                                                                     2005   1.115       1.160       414,455
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.400       1.604            --
                                                                                     2005   1.308       1.400       256,874

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.265       1.339            --
                                                                          2005   1.222       1.265       121,433
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.035       1.087            --
                                                                          2005   1.000       1.035        32,972
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102       1.111            --
                                                                          2005   1.089       1.102       941,307
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.025       1.013            --
                                                                          2005   1.032       1.025        21,132
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.197       1.246            --
                                                                          2005   1.201       1.197        26,075
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.110       1.275            --
                                                                          2005   1.000       1.110        26,780
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.265            --
                                                                          2005   1.000       1.106        36,600
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.066       1.025            --
                                                                          2005   1.046       1.066        15,246
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.470       1.570            --
                                                                          2013   1.268       1.470            --
                                                                          2012   1.173       1.268            --
                                                                          2011   1.201       1.173            --
                                                                          2010   1.096       1.201            --
                                                                          2009   0.914       1.096            --
                                                                          2008   1.251       0.914            --
                                                                          2007   1.155       1.251            --
                                                                          2006   1.098       1.155            --
                                                                          2005   1.076       1.098            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.898       0.868            --
                                                                          2008   1.431       0.898        49,461
                                                                          2007   1.501       1.431        45,353
                                                                          2006   1.324       1.501        46,303
                                                                          2005   1.302       1.324        57,756
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.770       0.787            --
                                                                          2008   1.385       0.770            --
                                                                          2007   1.261       1.385            --
                                                                          2006   1.209       1.261            --
                                                                          2005   1.147       1.209            --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.352       1.310            --
                                                                         2005   1.206       1.352        17,902
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.573       2.569       369,949
                                                                         2013   2.041       2.573       394,031
                                                                         2012   1.707       2.041       455,559
                                                                         2011   1.920       1.707       485,533
                                                                         2010   1.761       1.920       518,156
                                                                         2009   1.268       1.761       622,216
                                                                         2008   2.109       1.268       717,198
                                                                         2007   1.882       2.109       845,324
                                                                         2006   1.602       1.882       911,520
                                                                         2005   1.439       1.602       948,592
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.211       2.341     1,002,618

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.741       2.211     1,081,481
                                                                                      2012   1.514       1.741     1,256,777
                                                                                      2011   1.621       1.514     1,302,719
                                                                                      2010   1.399       1.621     1,475,737
                                                                                      2009   1.029       1.399     1,750,502
                                                                                      2008   1.882       1.029     1,842,828
                                                                                      2007   1.717       1.882     2,450,821
                                                                                      2006   1.596       1.717     2,875,091
                                                                                      2005   1.408       1.596     3,079,647
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.943       2.097     1,084,987
                                                                                      2013   1.491       1.943     1,151,936
                                                                                      2012   1.301       1.491     1,265,491
                                                                                      2011   1.358       1.301     1,350,622
                                                                                      2010   1.249       1.358     1,594,780
                                                                                      2009   0.975       1.249     1,912,481
                                                                                      2008   1.608       0.975     2,035,988
                                                                                      2007   1.569       1.608     2,642,214
                                                                                      2006   1.396       1.569     3,104,742
                                                                                      2005   1.352       1.396     3,749,688
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.588       1.567            --
                                                                                      2005   1.377       1.588        54,696
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.763       2.281            --
                                                                                      2005   1.685       1.763       168,150
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.424       1.359            --
                                                                                      2007   1.362       1.424        15,100
                                                                                      2006   1.198       1.362        23,346
                                                                                      2005   1.177       1.198        23,701
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.237       1.164            --
                                                                                      2007   1.425       1.237        29,587
                                                                                      2006   1.407       1.425        28,456
                                                                                      2005   1.363       1.407        29,338
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.286       1.394            --
                                                                                      2005   1.196       1.286       362,351
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.283       1.426            --
                                                                                      2005   1.194       1.283       261,208
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.286       2.491        36,888
                                                                                      2013   1.789       2.286        37,750
                                                                                      2012   1.579       1.789        39,058
                                                                                      2011   1.664       1.579        44,190
                                                                                      2010   1.459       1.664        36,800
                                                                                      2009   1.103       1.459        62,481
                                                                                      2008   1.973       1.103        64,381
                                                                                      2007   1.724       1.973        88,720
                                                                                      2006   1.585       1.724        80,377
                                                                                      2005   1.393       1.585       101,217
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   2.085       2.251         8,502
                                                                                      2013   1.545       2.085         8,502
                                                                                      2012   1.296       1.545         8,502
                                                                                      2011   1.366       1.296         8,502
                                                                                      2010   1.186       1.366         8,502
                                                                                      2009   0.895       1.186         8,502
                                                                                      2008   1.564       0.895         8,502
                                                                                      2007   1.502       1.564         8,502
                                                                                      2006   1.352       1.502         8,502
                                                                                      2005   1.148       1.352            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.990       3.094       144,114

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.255       2.990       153,855
                                                                                  2012   2.018       2.255       182,905
                                                                                  2011   2.319       2.018       197,378
                                                                                  2010   1.849       2.319       246,793
                                                                                  2009   1.356       1.849       350,431
                                                                                  2008   2.300       1.356       371,451
                                                                                  2007   2.044       2.300       565,391
                                                                                  2006   1.864       2.044       664,361
                                                                                  2005   1.618       1.864       646,045
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.440       1.663            --
                                                                                  2005   1.334       1.440       795,038
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.418       3.101            --
                                                                                  2007   2.720       3.418       192,110
                                                                                  2006   2.176       2.720       230,006
                                                                                  2005   1.750       2.176       226,439
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.103       1.824       132,442
                                                                                  2013   1.753       2.103       154,875
                                                                                  2012   1.520       1.753       188,533
                                                                                  2011   1.742       1.520       226,364
                                                                                  2010   1.647       1.742       307,538
                                                                                  2009   1.232       1.647       447,909
                                                                                  2008   2.117       1.232       559,398
                                                                                  2007   1.880       2.117       777,681
                                                                                  2006   1.586       1.880       941,992
                                                                                  2005   1.475       1.586       926,674
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.514       1.800            --
                                                                                  2005   1.425       1.514       114,648
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.050       1.071            --
                                                                                  2005   1.062       1.050         4,730
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.225       1.261            --
                                                                                  2005   1.166       1.225            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.556       1.573            --
                                                                                  2009   1.269       1.556         1,896
                                                                                  2008   1.832       1.269         1,898
                                                                                  2007   1.543       1.832         1,900
                                                                                  2006   1.487       1.543         1,902
                                                                                  2005   1.356       1.487         2,629
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.526       1.433            --
                                                                                  2007   1.430       1.526        15,969
                                                                                  2006   1.242       1.430        20,377
                                                                                  2005   1.206       1.242        29,219
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.830       1.953            --
                                                                                  2010   1.508       1.830            --
                                                                                  2009   0.985       1.508            --
                                                                                  2008   1.801       0.985            --
                                                                                  2007   1.517       1.801            --
                                                                                  2006   1.442       1.517            --
                                                                                  2005   1.324       1.442           792
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.509       1.681            --
                                                                                  2005   1.487       1.509       326,819
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.386       2.803       175,062
                                                                                  2013   1.654       2.386       198,342
                                                                                  2012   1.428       1.654       195,241
                                                                                  2011   1.428       1.428       271,637
                                                                                  2010   1.171       1.428       369,558
                                                                                  2009   0.892       1.171       462,064
                                                                                  2008   1.534       0.892       531,361
                                                                                  2007   1.600       1.534       650,353
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.870       1.874            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.450       1.870       165,322
                                                                                  2012   1.292       1.450       170,066
                                                                                  2011   1.412       1.292       251,853
                                                                                  2010   1.241       1.412       433,829
                                                                                  2009   0.983       1.241       527,013
                                                                                  2008   1.588       0.983       596,441
                                                                                  2007   1.668       1.588       712,487
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.973       2.137       234,129
                                                                                  2013   1.555       1.973       323,438
                                                                                  2012   1.375       1.555       342,308
                                                                                  2011   1.373       1.375       509,293
                                                                                  2010   1.249       1.373       590,521
                                                                                  2009   1.048       1.249       652,231
                                                                                  2008   1.520       1.048       492,441
                                                                                  2007   1.477       1.520       600,774
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.004       2.229        49,193
                                                                                  2013   1.490       2.004        58,585
                                                                                  2012   1.269       1.490        60,036
                                                                                  2011   1.309       1.269        61,746
                                                                                  2010   1.221       1.309        64,894
                                                                                  2009   0.879       1.221        86,002
                                                                                  2008   1.436       0.879       141,978
                                                                                  2007   1.443       1.436       163,477
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.987       2.166        66,843
                                                                                  2013   1.538       1.987        80,339
                                                                                  2012   1.353       1.538        78,826
                                                                                  2011   1.321       1.353       124,413
                                                                                  2010   1.237       1.321       154,877
                                                                                  2009   1.018       1.237       158,599
                                                                                  2008   1.621       1.018       149,673
                                                                                  2007   1.599       1.621       164,783
                                                                                  2006   1.386       1.599       171,203
                                                                                  2005   1.333       1.386       211,911
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.116       3.165        29,374
                                                                                  2013   2.172       3.116        31,900
                                                                                  2012   1.864       2.172        38,572
                                                                                  2011   1.884       1.864        36,782
                                                                                  2010   1.542       1.884        43,210
                                                                                  2009   1.107       1.542        50,380
                                                                                  2008   1.913       1.107        57,351
                                                                                  2007   1.783       1.913        89,930
                                                                                  2006   1.620       1.783        70,029
                                                                                  2005   1.583       1.620       143,267
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.925       0.898            --
                                                                                  2008   1.517       0.925        34,894
                                                                                  2007   1.481       1.517        98,810
                                                                                  2006   1.319       1.481       136,587
                                                                                  2005   1.296       1.319       152,151
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.927       0.913            --
                                                                                  2010   0.870       0.927       170,127
                                                                                  2009   0.759       0.870       212,568
                                                                                  2008   0.987       0.759       229,397
                                                                                  2007   0.998       0.987       235,972
                                                                                  2006   0.982       0.998       270,702
                                                                                  2005   0.983       0.982       343,643
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.611       1.685            --
                                                                                  2006   1.397       1.611       164,737
                                                                                  2005   1.376       1.397       243,383
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.388       1.442            --
                                                                                  2006   1.364       1.388         2,156
                                                                                  2005   1.329       1.364         1,994
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.606       1.658            --
                                                                                  2006   1.481       1.606        28,822
                                                                                  2005   1.381       1.481        27,139

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.441       1.501            --
                                                                          2006   1.314       1.441         1,236
                                                                          2005   1.299       1.314         1,238
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.566       1.623            --
                                                                          2006   1.369       1.566       503,952
                                                                          2005   1.358       1.369       620,310
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.751       1.925            --
                                                                          2006   1.599       1.751       581,538
                                                                          2005   1.514       1.599       697,616
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.085       1.116            --
                                                                          2005   1.071       1.085            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.696       1.630            --
                                                                          2007   1.639       1.696        13,048
                                                                          2006   1.731       1.639        15,526
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.053       2.074        23,820
                                                                          2013   1.915       2.053        23,820
                                                                          2012   1.678       1.915        23,820
                                                                          2011   1.676       1.678        23,820
                                                                          2010   1.478       1.676        29,733
                                                                          2009   1.028       1.478        34,280
                                                                          2008   1.388       1.028        56,433
                                                                          2007   1.384       1.388        61,525
                                                                          2006   1.321       1.384        57,810
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.992       1.101        74,458
                                                                          2013   0.980       0.992       108,237
                                                                          2012   0.795       0.980        89,584
                                                                          2011   0.860       0.795        91,338
                                                                          2010   0.758       0.860        96,869
                                                                          2009   0.575       0.758       132,888
                                                                          2008   1.009       0.575       158,211
                                                                          2007   1.213       1.009       176,242
                                                                          2006   1.003       1.213       200,270
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.356       2.447            --
                                                                          2013   1.870       2.356        71,955
                                                                          2012   1.560       1.870        60,805
                                                                          2011   1.725       1.560        78,171
                                                                          2010   1.612       1.725        86,743
                                                                          2009   1.153       1.612        83,686
                                                                          2008   2.033       1.153       101,120
                                                                          2007   1.597       2.033        73,509
                                                                          2006   1.567       1.597        62,572
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.439       2.729        67,244
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.489       2.295        42,892
                                                                          2013   1.950       2.489        43,584
                                                                          2012   1.544       1.950        43,598
                                                                          2011   1.839       1.544        79,099
                                                                          2010   1.616       1.839        85,271
                                                                          2009   1.065       1.616       128,760
                                                                          2008   1.841       1.065       166,017
                                                                          2007   1.903       1.841       252,581
                                                                          2006   1.737       1.903       239,316
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.999       2.132        67,488
                                                                          2013   1.513       1.999        69,872
                                                                          2012   1.309       1.513        65,161
                                                                          2011   1.361       1.309        66,537
                                                                          2010   1.214       1.361        67,873
                                                                          2009   0.978       1.214        69,341
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.264       1.352       202,419

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.994       1.264       249,240
                                                                               2012   0.888       0.994       310,931
                                                                               2011   0.945       0.888       359,357
                                                                               2010   0.772       0.945       356,323
                                                                               2009   0.625       0.772       496,863
                                                                               2008   1.046       0.625       646,399
                                                                               2007   1.066       1.046       798,936
                                                                               2006   1.002       1.066            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.029       2.142         4,895
                                                                               2013   1.480       2.029         4,895
                                                                               2012   1.280       1.480         4,895
                                                                               2011   1.323       1.280        15,015
                                                                               2010   1.072       1.323        19,724
                                                                               2009   0.818       1.072        13,511
                                                                               2008   1.366       0.818        15,243
                                                                               2007   1.257       1.366        42,383
                                                                               2006   1.274       1.257        42,794
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.786       1.823        16,678
                                                                               2013   1.373       1.786        17,905
                                                                               2012   1.217       1.373        19,247
                                                                               2011   1.387       1.217        25,501
                                                                               2010   1.189       1.387        25,336
                                                                               2009   0.944       1.189        30,129
                                                                               2008   1.294       0.944        30,014
                                                                               2007   1.339       1.294        48,843
                                                                               2006   1.264       1.339        43,135
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.888       0.876            --
                                                                               2008   1.217       0.888            --
                                                                               2007   1.173       1.217            --
                                                                               2006   1.116       1.173            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.018       2.070        11,591
                                                                               2013   1.912       2.018        16,222
                                                                               2012   1.731       1.912        18,103
                                                                               2011   1.692       1.731        21,704
                                                                               2010   1.532       1.692        25,697
                                                                               2009   1.145       1.532        57,331
                                                                               2008   1.438       1.145        70,487
                                                                               2007   1.380       1.438        71,215
                                                                               2006   1.324       1.380        76,652
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.857       0.813            --
                                                                               2008   1.532       0.857        30,663
                                                                               2007   1.403       1.532        28,618
                                                                               2006   1.428       1.403        33,146
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.179       1.209        56,015
                                                                               2013   0.933       1.179        56,015
                                                                               2012   0.819       0.933       167,453
                                                                               2011   0.963       0.819       284,042
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.264       1.255       100,346
                                                                               2013   0.978       1.264       131,636
                                                                               2012   0.850       0.978       169,822
                                                                               2011   0.957       0.850       180,700
                                                                               2010   0.818       0.957       255,682
                                                                               2009   0.663       0.818       485,285
                                                                               2008   0.968       0.663       565,957
                                                                               2007   1.023       0.968       773,322
                                                                               2006   1.003       1.023       867,304
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.401       2.190        58,384
                                                                               2013   2.589       2.401        41,369
                                                                               2012   2.232       2.589        47,613
                                                                               2011   2.813       2.232        58,560
                                                                               2010   2.332       2.813        66,673
                                                                               2009   1.414       2.332        96,612
                                                                               2008   3.105       1.414       119,770
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.960       1.780         2,276

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.684       1.960         6,773
                                                                          2012   1.479       1.684        37,741
                                                                          2011   1.698       1.479        37,990
                                                                          2010   1.562       1.698        48,436
                                                                          2009   1.217       1.562        51,123
                                                                          2008   2.163       1.217        59,152
                                                                          2007   2.072       2.163        78,241
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.997       1.077            --
                                                                          2012   0.970       0.997            --
                                                                          2011   1.050       0.970        16,973
                                                                          2010   0.875       1.050        16,973
                                                                          2009   0.656       0.875        29,507
                                                                          2008   1.090       0.656        29,651
                                                                          2007   1.237       1.090            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.271       1.267       231,104
                                                                          2013   1.025       1.271       292,082
                                                                          2012   0.867       1.025       272,586
                                                                          2011   0.970       0.867       348,086
                                                                          2010   0.857       0.970       339,256
                                                                          2009   0.629       0.857       387,761
                                                                          2008   1.084       0.629       437,628
                                                                          2007   1.045       1.084       686,231
                                                                          2006   0.996       1.045       701,592
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.331       1.340       197,956
                                                                          2013   1.498       1.331       216,910
                                                                          2012   1.405       1.498       235,985
                                                                          2011   1.291       1.405       256,710
                                                                          2010   1.225       1.291       279,120
                                                                          2009   1.061       1.225       301,467
                                                                          2008   1.164       1.061       318,433
                                                                          2007   1.106       1.164       260,216
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.448       1.472       743,941
                                                                          2013   1.513       1.448       781,916
                                                                          2012   1.419       1.513       937,744
                                                                          2011   1.410       1.419       968,441
                                                                          2010   1.335       1.410     1,131,136
                                                                          2009   1.205       1.335     1,360,890
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.842       1.998         4,624
                                                                          2013   1.418       1.842         4,624
                                                                          2012   1.315       1.418         4,624
                                                                          2011   1.411       1.315         4,624
                                                                          2010   1.244       1.411        10,595
                                                                          2009   1.029       1.244        34,681
                                                                          2008   1.571       1.029        41,766
                                                                          2007   1.533       1.571        61,326
                                                                          2006   1.434       1.533       119,162
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.136       1.251            --
                                                                          2006   1.086       1.136         7,052
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.605       1.638        97,903
                                                                          2013   1.620       1.605       113,851
                                                                          2012   1.488       1.620       146,336
                                                                          2011   1.471       1.488       147,391
                                                                          2010   1.344       1.471       155,496
                                                                          2009   1.035       1.344       177,313
                                                                          2008   1.188       1.035       163,220
                                                                          2007   1.142       1.188       219,540
                                                                          2006   1.109       1.142       171,152
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.710       1.783            --
                                                                          2012   1.563       1.710            --
                                                                          2011   1.946       1.563            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.255       1.387       181,903

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.961       1.255       192,072
                                                                        2012   0.835       0.961       196,349
                                                                        2011   0.892       0.835       216,761
                                                                        2010   0.781       0.892       207,026
                                                                        2009   0.676       0.781       326,074
                                                                        2008   1.087       0.676       408,775
                                                                        2007   1.072       1.087       664,258
                                                                        2006   1.001       1.072       243,560
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.877       2.036       161,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.586       1.658            --
                                                                        2006   1.506       1.586        77,629
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.826       2.024        12,969
                                                                        2013   1.395       1.826        13,679
                                                                        2012   1.259       1.395        14,853
                                                                        2011   1.288       1.259        17,873
                                                                        2010   1.172       1.288        63,414
                                                                        2009   1.008       1.172        64,349
                                                                        2008   1.647       1.008        64,884
                                                                        2007   1.644       1.647        56,019
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.259       1.316         5,583
                                                                        2013   1.300       1.259         5,583
                                                                        2012   1.239       1.300         5,583
                                                                        2011   1.192       1.239        25,170
                                                                        2010   1.127       1.192        25,176
                                                                        2009   1.055       1.127        25,181
                                                                        2008   1.120       1.055        31,758
                                                                        2007   1.080       1.120       135,085
                                                                        2006   1.045       1.080        57,422
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.490       1.583        24,591
                                                                        2013   1.137       1.490        28,166
                                                                        2012   1.019       1.137        34,961
                                                                        2011   1.147       1.019        58,059
                                                                        2010   0.981       1.147        75,376
                                                                        2009   0.783       0.981        69,749
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.909       0.887       209,209
                                                                        2013   0.932       0.909       210,267
                                                                        2012   0.955       0.932       246,195
                                                                        2011   0.979       0.955       134,289
                                                                        2010   1.003       0.979        63,279
                                                                        2009   1.023       1.003       115,454
                                                                        2008   1.020       1.023       457,759
                                                                        2007   0.995       1.020       303,139
                                                                        2006   0.978       0.995       298,259
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.733       0.763            --
                                                                        2008   1.361       0.733        38,887
                                                                        2007   1.342       1.361        62,372
                                                                        2006   1.332       1.342        92,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.186       1.302            --
                                                                        2012   1.051       1.186       140,438
                                                                        2011   1.149       1.051       146,972
                                                                        2010   1.029       1.149       159,427
                                                                        2009   0.866       1.029       157,289
                                                                        2008   1.455       0.866       185,732
                                                                        2007   1.433       1.455       228,215
                                                                        2006   1.405       1.433       370,972
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.012       2.181        29,898
                                                                        2013   1.555       2.012        32,643
                                                                        2012   1.437       1.555        33,589
                                                                        2011   1.521       1.437        35,931
                                                                        2010   1.353       1.521        44,366
                                                                        2009   0.929       1.353        48,338
                                                                        2008   1.755       0.929        81,078
                                                                        2007   1.494       1.755        88,600
                                                                        2006   1.539       1.494        89,328
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.894       0.966            --

                     PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.792       0.894       284,042
                                                                     2009   0.617       0.792       228,027
                                                                     2008   1.062       0.617       228,027
                                                                     2007   1.054       1.062       228,027
                                                                     2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.231       1.255            --
                                                                     2013   1.209       1.231            --
                                                                     2012   1.135       1.209            --
                                                                     2011   1.127       1.135            --
                                                                     2010   1.049       1.127            --
                                                                     2009   0.892       1.049            --
                                                                     2008   1.068       0.892            --
                                                                     2007   1.037       1.068            --
                                                                     2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.244       1.274        26,054
                                                                     2013   1.149       1.244        41,206
                                                                     2012   1.057       1.149        47,128
                                                                     2011   1.072       1.057       123,846
                                                                     2010   0.985       1.072        60,032
                                                                     2009   0.816       0.985        66,988
                                                                     2008   1.067       0.816        75,121
                                                                     2007   1.043       1.067       180,959
                                                                     2006   1.002       1.043       372,223
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.241       1.272       444,828
                                                                     2013   1.078       1.241       343,453
                                                                     2012   0.975       1.078       340,853
                                                                     2011   1.014       0.975       417,038
                                                                     2010   0.918       1.014       204,137
                                                                     2009   0.743       0.918       260,143
                                                                     2008   1.067       0.743       260,178
                                                                     2007   1.048       1.067       260,178
                                                                     2006   1.002       1.048        66,061
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.222       1.254            --
                                                                     2013   1.007       1.222            --
                                                                     2012   0.895       1.007       138,179
                                                                     2011   0.953       0.895       138,179
                                                                     2010   0.851       0.953       214,303
                                                                     2009   0.676       0.851        76,123
                                                                     2008   1.067       0.676        80,317
                                                                     2007   1.053       1.067       100,782
                                                                     2006   1.002       1.053       134,994
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.821       2.010        14,946
                                                                     2013   1.417       1.821        15,145
                                                                     2012   1.258       1.417        15,448
                                                                     2011   1.269       1.258        20,037
                                                                     2010   1.136       1.269        20,183
                                                                     2009   0.928       1.136        20,407
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.605       1.698       369,853
                                                                     2013   1.385       1.605       409,014
                                                                     2012   1.275       1.385       414,996
                                                                     2011   1.278       1.275       496,556
                                                                     2010   1.192       1.278       670,165
                                                                     2009   1.033       1.192       781,431
                                                                     2008   1.362       1.033       864,282
                                                                     2007   1.340       1.362     1,050,728
                                                                     2006   1.261       1.340     1,221,226
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.802       1.949       122,503
                                                                     2013   1.361       1.802       121,692
                                                                     2012   1.196       1.361        27,335
                                                                     2011   1.215       1.196        49,055
                                                                     2010   1.117       1.215        63,742
                                                                     2009   0.948       1.117       122,785
                                                                     2008   1.440       0.948       109,659
                                                                     2007   1.371       1.440       115,603
                                                                     2006   1.248       1.371       125,653
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.122       2.071         3,595
                                                                     2013   1.709       2.122         4,307

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.345       1.308            --
                                                                                   2013   1.084       1.345            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.537       1.632            --
                                                                                   2013   1.135       1.537            --
                                                                                   2012   0.980       1.135            --
                                                                                   2011   1.018       0.980            --
                                                                                   2010   0.894       1.018         5,284
                                                                                   2009   0.640       0.894         5,290
                                                                                   2008   1.132       0.640         5,297
                                                                                   2007   1.063       1.132        26,068
                                                                                   2006   0.998       1.063         5,309
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.134       2.221            --
                                                                                   2013   1.517       2.134            --
                                                                                   2012   1.341       1.517            --
                                                                                   2011   1.355       1.341         3,801
                                                                                   2010   1.031       1.355         6,037
                                                                                   2009   0.762       1.031        20,865
                                                                                   2008   1.167       0.762        23,574
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.131       1.171            --
                                                                                   2006   1.071       1.131         4,730
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.113       1.119        18,114
                                                                                   2013   1.148       1.113        18,114
                                                                                   2012   1.136       1.148        18,114
                                                                                   2011   1.102       1.136        18,114
                                                                                   2010   1.066       1.102        21,218
                                                                                   2009   1.045       1.066        24,909
                                                                                   2008   1.073       1.045        38,731
                                                                                   2007   1.053       1.073        86,594
                                                                                   2006   1.023       1.053        86,283
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.435       1.548            --
                                                                                   2013   1.219       1.435            --
                                                                                   2012   1.112       1.219            --
                                                                                   2011   1.098       1.112            --
                                                                                   2010   1.026       1.098            --
                                                                                   2009   0.889       1.026            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.573       1.699        11,138
                                                                                   2013   1.206       1.573        11,739
                                                                                   2012   1.095       1.206        12,123
                                                                                   2011   1.169       1.095        12,356
                                                                                   2010   1.070       1.169        12,966
                                                                                   2009   0.831       1.070        14,757
                                                                                   2008   1.354       0.831        14,042
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.973       0.978            --
                                                                                   2005   0.969       0.973       241,352
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.100       1.310            --
                                                                                   2005   1.066       1.100        12,321
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.083       1.101            --
                                                                                   2006   1.102       1.083       433,579
                                                                                   2005   1.106       1.102       715,457
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.167       1.202            --
                                                                                   2008   1.141       1.167     1,559,149
                                                                                   2007   1.075       1.141     1,775,820
                                                                                   2006   1.061       1.075     2,224,202
                                                                                   2005   1.061       1.061     2,820,666
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.929       2.083            --
                                                                                   2006   1.548       1.929       152,649
                                                                                   2005   1.414       1.548       118,435
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.100       2.236            --
                                                                                   2006   1.835       2.100        96,742
                                                                                   2005   1.756       1.835       120,574

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.345       1.428            --
                                                                                     2005   1.268       1.345       101,135
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.246       1.324            --
                                                                                     2005   1.272       1.246       179,647
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.589       1.731            --
                                                                                     2005   1.449       1.589        61,319
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.341       1.405            --
                                                                                     2005   1.315       1.341       350,621
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.292       1.321            --
                                                                                     2005   1.291       1.292        87,127
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.350       1.394            --
                                                                                     2005   1.313       1.350         6,807
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.296       1.332            --
                                                                                     2005   1.222       1.296       106,339
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.170            --
                                                                                     2005   1.000       1.104            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.016            --
                                                                                     2005   1.000       1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.084            --
                                                                                     2005   1.000       1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.082       1.125            --
                                                                                     2005   1.000       1.082         6,250
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.044            --
                                                                                     2005   1.000       1.027            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.422       1.506            --
                                                                                     2005   1.301       1.422       121,684
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.458       1.539            --
                                                                                     2005   1.450       1.458        92,226
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.225       1.261            --
                                                                                     2005   1.219       1.225     1,931,053
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.158       1.248            --
                                                                                     2005   1.114       1.158        55,119
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.516       1.737            --
                                                                                     2005   1.419       1.516       187,814
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.355       1.434            --
                                                                                     2005   1.310       1.355       160,260
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034       1.086            --
                                                                                     2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.101       1.109            --
                                                                                     2005   1.088       1.101       206,711
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.058       1.045            --
                                                                                     2005   1.067       1.058       135,960
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.343       1.397            --
                                                                                     2005   1.348       1.343        39,402
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.109       1.274            --
                                                                                     2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.264            --
                                                                                     2005   1.000       1.105            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.064       1.023            --
                                                                                     2005   1.045       1.064        85,624
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.456       1.553            --

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.257       1.456            --
                                                                2012   1.164       1.257            --
                                                                2011   1.193       1.164            --
                                                                2010   1.090       1.193            --
                                                                2009   0.909       1.090            --
                                                                2008   1.246       0.909            --
                                                                2007   1.152       1.246            --
                                                                2006   1.096       1.152            --
                                                                2005   1.076       1.096            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)............ 2009   0.978       0.946            --
                                                                2008   1.562       0.978        71,131
                                                                2007   1.639       1.562        73,228
                                                                2006   1.447       1.639       104,710
                                                                2005   1.425       1.447       204,245
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)........ 2009   0.802       0.820            --
                                                                2008   1.444       0.802            --
                                                                2007   1.316       1.444            --
                                                                2006   1.263       1.316            --
                                                                2005   1.200       1.263            --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.184       1.148            --
                                                                         2005   1.057       1.184            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.980       1.976            --
                                                                         2013   1.572       1.980            --
                                                                         2012   1.315       1.572            --
                                                                         2011   1.480       1.315        51,283
                                                                         2010   1.358       1.480        51,283
                                                                         2009   0.978       1.358        51,283
                                                                         2008   1.628       0.978        51,283
                                                                         2007   1.454       1.628        51,283
                                                                         2006   1.238       1.454        51,283
                                                                         2005   1.112       1.238        51,256
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.696       1.795       127,942
                                                                         2013   1.337       1.696       135,014
                                                                         2012   1.163       1.337       142,956
                                                                         2011   1.245       1.163       147,383
                                                                         2010   1.076       1.245       157,178
                                                                         2009   0.791       1.076       170,582
                                                                         2008   1.448       0.791       171,524
                                                                         2007   1.322       1.448       159,086
                                                                         2006   1.230       1.322       165,624
                                                                         2005   1.085       1.230        92,330
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.523       1.643       139,555
                                                                         2013   1.169       1.523       149,856
                                                                         2012   1.021       1.169       166,507
                                                                         2011   1.066       1.021       171,549
                                                                         2010   0.981       1.066       177,579
                                                                         2009   0.766       0.981       198,217
                                                                         2008   1.264       0.766       206,828
                                                                         2007   1.234       1.264       208,873
                                                                         2006   1.098       1.234       206,132
                                                                         2005   1.064       1.098       128,467
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)....................................... 2006   1.347       1.329            --
                                                                         2005   1.168       1.347            --
Delaware VIP Trust

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.345       1.740           --
                                                                                      2005   1.287       1.345           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.235       1.178           --
                                                                                      2007   1.182       1.235           --
                                                                                      2006   1.040       1.182           --
                                                                                      2005   1.022       1.040           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   0.990       0.932           --
                                                                                      2007   1.141       0.990           --
                                                                                      2006   1.128       1.141           --
                                                                                      2005   1.093       1.128           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.199       1.300           --
                                                                                      2005   1.116       1.199           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.201       1.335           --
                                                                                      2005   1.118       1.201       14,061
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   1.807       1.968           --
                                                                                      2013   1.415       1.807           --
                                                                                      2012   1.249       1.415           --
                                                                                      2011   1.318       1.249           --
                                                                                      2010   1.155       1.318           --
                                                                                      2009   0.875       1.155           --
                                                                                      2008   1.565       0.875           --
                                                                                      2007   1.368       1.565           --
                                                                                      2006   1.259       1.368           --
                                                                                      2005   1.106       1.259           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.878       2.027           --
                                                                                      2013   1.393       1.878           --
                                                                                      2012   1.168       1.393           --
                                                                                      2011   1.232       1.168           --
                                                                                      2010   1.070       1.232           --
                                                                                      2009   0.808       1.070           --
                                                                                      2008   1.413       0.808           --
                                                                                      2007   1.358       1.413           --
                                                                                      2006   1.223       1.358           --
                                                                                      2005   1.039       1.223           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.256       2.333           --
                                                                                      2013   1.702       2.256           --
                                                                                      2012   1.524       1.702          688
                                                                                      2011   1.752       1.524          689
                                                                                      2010   1.397       1.752          690
                                                                                      2009   1.025       1.397        1,332
                                                                                      2008   1.741       1.025        3,671
                                                                                      2007   1.547       1.741        3,671
                                                                                      2006   1.411       1.547        3,671
                                                                                      2005   1.226       1.411        2,517
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.185       1.369           --
                                                                                      2005   1.099       1.185        5,901
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.458       2.230           --
                                                                                      2007   1.957       2.458        1,952
                                                                                      2006   1.567       1.957        1,954
                                                                                      2005   1.260       1.567        1,955
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.640       1.421           --
                                                                                      2013   1.367       1.640           --
                                                                                      2012   1.186       1.367           --
                                                                                      2011   1.360       1.186        2,518
                                                                                      2010   1.287       1.360        3,725
                                                                                      2009   0.963       1.287        3,726
                                                                                      2008   1.655       0.963        3,728
                                                                                      2007   1.470       1.655        1,211
                                                                                      2006   1.241       1.470        1,212
                                                                                      2005   1.155       1.241       40,479
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.188       1.411           --
                                                                                      2005   1.119       1.188        5,883

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.062       1.083           --
                                                                                  2005   1.075       1.062           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.121       1.154           --
                                                                                  2005   1.067       1.121           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.187       1.200           --
                                                                                  2009   0.969       1.187           --
                                                                                  2008   1.400       0.969           --
                                                                                  2007   1.179       1.400           --
                                                                                  2006   1.137       1.179           --
                                                                                  2005   1.038       1.137           --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.372       1.289           --
                                                                                  2007   1.286       1.372           --
                                                                                  2006   1.118       1.286           --
                                                                                  2005   1.086       1.118           --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.449       1.546           --
                                                                                  2010   1.194       1.449           --
                                                                                  2009   0.780       1.194           --
                                                                                  2008   1.428       0.780           --
                                                                                  2007   1.203       1.428           --
                                                                                  2006   1.144       1.203           --
                                                                                  2005   1.052       1.144           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.141       1.271           --
                                                                                  2005   1.125       1.141           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.890       2.219           --
                                                                                  2013   1.311       1.890           --
                                                                                  2012   1.133       1.311           --
                                                                                  2011   1.133       1.133           --
                                                                                  2010   0.929       1.133        5,097
                                                                                  2009   0.708       0.929        5,102
                                                                                  2008   1.218       0.708        5,108
                                                                                  2007   1.271       1.218        5,113
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.426       1.430           --
                                                                                  2013   1.106       1.426           --
                                                                                  2012   0.987       1.106           --
                                                                                  2011   1.079       0.987           --
                                                                                  2010   0.948       1.079           --
                                                                                  2009   0.752       0.948           --
                                                                                  2008   1.215       0.752           --
                                                                                  2007   1.277       1.215           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.645       1.781           --
                                                                                  2013   1.297       1.645           --
                                                                                  2012   1.148       1.297           --
                                                                                  2011   1.147       1.148           --
                                                                                  2010   1.044       1.147        2,743
                                                                                  2009   0.876       1.044        2,746
                                                                                  2008   1.271       0.876        2,749
                                                                                  2007   1.236       1.271        2,752
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.480       1.645           --
                                                                                  2013   1.100       1.480           --
                                                                                  2012   0.938       1.100           --
                                                                                  2011   0.968       0.938           --
                                                                                  2010   0.903       0.968           --
                                                                                  2009   0.651       0.903           --
                                                                                  2008   1.064       0.651           --
                                                                                  2007   1.069       1.064           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.601       1.744           --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.240       1.601           --
                                                                                  2012   1.091       1.240           --
                                                                                  2011   1.066       1.091           --
                                                                                  2010   0.999       1.066           --
                                                                                  2009   0.822       0.999           --
                                                                                  2008   1.310       0.822           --
                                                                                  2007   1.293       1.310           --
                                                                                  2006   1.121       1.293           --
                                                                                  2005   1.079       1.121           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.284       2.318           --
                                                                                  2013   1.592       2.284           --
                                                                                  2012   1.367       1.592           --
                                                                                  2011   1.383       1.367           --
                                                                                  2010   1.132       1.383           --
                                                                                  2009   0.813       1.132           --
                                                                                  2008   1.407       0.813           --
                                                                                  2007   1.311       1.407           --
                                                                                  2006   1.192       1.311           --
                                                                                  2005   1.165       1.192           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.761       0.739           --
                                                                                  2008   1.249       0.761           --
                                                                                  2007   1.220       1.249           --
                                                                                  2006   1.087       1.220           --
                                                                                  2005   1.069       1.087           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.937       0.923           --
                                                                                  2010   0.879       0.937           --
                                                                                  2009   0.768       0.879           --
                                                                                  2008   0.999       0.768           --
                                                                                  2007   1.011       0.999           --
                                                                                  2006   0.995       1.011           --
                                                                                  2005   0.997       0.995       49,181
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.235       1.292           --
                                                                                  2006   1.072       1.235           --
                                                                                  2005   1.056       1.072           --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.033       1.073           --
                                                                                  2006   1.016       1.033           --
                                                                                  2005   0.990       1.016           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.223       1.263           --
                                                                                  2006   1.129       1.223           --
                                                                                  2005   1.053       1.129           --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.180       1.229           --
                                                                                  2006   1.076       1.180           --
                                                                                  2005   1.064       1.076           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.266       1.311           --
                                                                                  2006   1.106       1.266       30,295
                                                                                  2005   1.099       1.106       30,282
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.340       1.473           --
                                                                                  2006   1.224       1.340       36,783
                                                                                  2005   1.160       1.224       32,084
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.084       1.116           --
                                                                                  2005   1.071       1.084           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.307       1.256           --
                                                                                  2007   1.264       1.307           --
                                                                                  2006   1.335       1.264           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *......................... 2014   1.706       1.723           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.592       1.706           --
                                                                          2012   1.396       1.592           --
                                                                          2011   1.395       1.396           --
                                                                          2010   1.230       1.395           --
                                                                          2009   0.856       1.230           --
                                                                          2008   1.157       0.856           --
                                                                          2007   1.154       1.157           --
                                                                          2006   1.102       1.154           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.988       1.096           --
                                                                          2013   0.977       0.988           --
                                                                          2012   0.793       0.977           --
                                                                          2011   0.858       0.793           --
                                                                          2010   0.757       0.858           --
                                                                          2009   0.574       0.757           --
                                                                          2008   1.008       0.574           --
                                                                          2007   1.213       1.008           --
                                                                          2006   1.003       1.213           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.990       2.067           --
                                                                          2013   1.581       1.990           --
                                                                          2012   1.320       1.581           --
                                                                          2011   1.460       1.320           --
                                                                          2010   1.365       1.460           --
                                                                          2009   0.977       1.365           --
                                                                          2008   1.723       0.977           --
                                                                          2007   1.354       1.723           --
                                                                          2006   1.329       1.354           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.061       2.305           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.998       1.841           --
                                                                          2013   1.566       1.998           --
                                                                          2012   1.241       1.566           --
                                                                          2011   1.479       1.241           --
                                                                          2010   1.299       1.479           --
                                                                          2009   0.857       1.299           --
                                                                          2008   1.482       0.857           --
                                                                          2007   1.533       1.482           --
                                                                          2006   1.400       1.533           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.579       1.683           --
                                                                          2013   1.195       1.579           --
                                                                          2012   1.034       1.195           --
                                                                          2011   1.076       1.034           --
                                                                          2010   0.961       1.076           --
                                                                          2009   0.774       0.961           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.259       1.346           --
                                                                          2013   0.991       1.259           --
                                                                          2012   0.886       0.991          992
                                                                          2011   0.943       0.886       32,309
                                                                          2010   0.770       0.943       41,975
                                                                          2009   0.624       0.770       42,912
                                                                          2008   1.045       0.624       46,280
                                                                          2007   1.065       1.045       46,288
                                                                          2006   1.002       1.065           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.021       2.132           --
                                                                          2013   1.474       2.021           --
                                                                          2012   1.276       1.474           --
                                                                          2011   1.319       1.276           --
                                                                          2010   1.069       1.319           --
                                                                          2009   0.817       1.069           --
                                                                          2008   1.364       0.817           --
                                                                          2007   1.256       1.364           --
                                                                          2006   1.273       1.256           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.778       1.815           --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.368       1.778           --
                                                                               2012   1.213       1.368          862
                                                                               2011   1.384       1.213          864
                                                                               2010   1.187       1.384          865
                                                                               2009   0.943       1.187        1,670
                                                                               2008   1.292       0.943        4,577
                                                                               2007   1.338       1.292        4,577
                                                                               2006   1.263       1.338        4,577
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.886       0.874           --
                                                                               2008   1.215       0.886           --
                                                                               2007   1.172       1.215           --
                                                                               2006   1.116       1.172           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.645       1.686           --
                                                                               2013   1.559       1.645           --
                                                                               2012   1.413       1.559           --
                                                                               2011   1.382       1.413           --
                                                                               2010   1.252       1.382           --
                                                                               2009   0.936       1.252           --
                                                                               2008   1.176       0.936           --
                                                                               2007   1.129       1.176           --
                                                                               2006   1.083       1.129           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.711       0.674           --
                                                                               2008   1.272       0.711       27,679
                                                                               2007   1.165       1.272       27,679
                                                                               2006   1.187       1.165       27,679
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.175       1.204           --
                                                                               2013   0.930       1.175           --
                                                                               2012   0.817       0.930           --
                                                                               2011   0.961       0.817           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.259       1.249       19,997
                                                                               2013   0.975       1.259       21,089
                                                                               2012   0.847       0.975       21,347
                                                                               2011   0.955       0.847       21,355
                                                                               2010   0.816       0.955       21,363
                                                                               2009   0.662       0.816       21,372
                                                                               2008   0.967       0.662       21,381
                                                                               2007   1.023       0.967       21,389
                                                                               2006   1.003       1.023       21,396
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.722       1.570           --
                                                                               2013   1.858       1.722           --
                                                                               2012   1.602       1.858           --
                                                                               2011   2.021       1.602           --
                                                                               2010   1.675       2.021        1,946
                                                                               2009   1.017       1.675        1,948
                                                                               2008   2.233       1.017        1,950
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.599       1.451           --
                                                                               2013   1.374       1.599           --
                                                                               2012   1.208       1.374           --
                                                                               2011   1.387       1.208           --
                                                                               2010   1.276       1.387           --
                                                                               2009   0.995       1.276           --
                                                                               2008   1.769       0.995           --
                                                                               2007   1.695       1.769           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.993       1.073           --
                                                                               2012   0.967       0.993           --
                                                                               2011   1.047       0.967           --
                                                                               2010   0.873       1.047        1,441
                                                                               2009   0.655       0.873        1,443
                                                                               2008   1.088       0.655        1,444
                                                                               2007   1.236       1.088        1,446
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.266       1.262           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.021       1.266            --
                                                                          2012   0.864       1.021         2,117
                                                                          2011   0.968       0.864         2,120
                                                                          2010   0.856       0.968         2,124
                                                                          2009   0.628       0.856         4,096
                                                                          2008   1.083       0.628        11,217
                                                                          2007   1.045       1.083        11,217
                                                                          2006   0.996       1.045        11,217
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.278       1.286            --
                                                                          2013   1.439       1.278            --
                                                                          2012   1.350       1.439            --
                                                                          2011   1.242       1.350            --
                                                                          2010   1.179       1.242         2,836
                                                                          2009   1.021       1.179         2,839
                                                                          2008   1.121       1.021         2,842
                                                                          2007   1.065       1.121         2,845
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.417       1.440        60,962
                                                                          2013   1.482       1.417        62,887
                                                                          2012   1.390       1.482       134,523
                                                                          2011   1.382       1.390        68,612
                                                                          2010   1.310       1.382         2,888
                                                                          2009   1.182       1.310         2,891
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.528       1.657            --
                                                                          2013   1.178       1.528            --
                                                                          2012   1.092       1.178            --
                                                                          2011   1.173       1.092            --
                                                                          2010   1.035       1.173            --
                                                                          2009   0.856       1.035            --
                                                                          2008   1.307       0.856            --
                                                                          2007   1.277       1.307            --
                                                                          2006   1.195       1.277            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.135       1.250            --
                                                                          2006   1.085       1.135         1,447
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.620       1.652        15,893
                                                                          2013   1.636       1.620        16,761
                                                                          2012   1.503       1.636        16,966
                                                                          2011   1.487       1.503        23,937
                                                                          2010   1.359       1.487        23,943
                                                                          2009   1.047       1.359        23,950
                                                                          2008   1.203       1.047        23,958
                                                                          2007   1.156       1.203        16,999
                                                                          2006   1.123       1.156        17,005
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.353       1.410            --
                                                                          2012   1.237       1.353            --
                                                                          2011   1.540       1.237            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.250       1.381            --
                                                                          2013   0.958       1.250            --
                                                                          2012   0.833       0.958            --
                                                                          2011   0.890       0.833            --
                                                                          2010   0.780       0.890            --
                                                                          2009   0.675       0.780            --
                                                                          2008   1.086       0.675            --
                                                                          2007   1.071       1.086            --
                                                                          2006   1.001       1.071            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.432       1.552            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.368       1.430            --
                                                                          2006   1.299       1.368            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.569       1.739            --
                                                                          2013   1.199       1.569            --
                                                                          2012   1.083       1.199            --
                                                                          2011   1.108       1.083            --
                                                                          2010   1.009       1.108            --
                                                                          2009   0.868       1.009            --
                                                                          2008   1.420       0.868            --
                                                                          2007   1.418       1.420            --
Metropolitan Series Fund

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.211       1.265            --
                                                                        2013   1.251       1.211            --
                                                                        2012   1.193       1.251            --
                                                                        2011   1.148       1.193            --
                                                                        2010   1.087       1.148            --
                                                                        2009   1.018       1.087            --
                                                                        2008   1.081       1.018            --
                                                                        2007   1.042       1.081            --
                                                                        2006   1.009       1.042            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.271       1.350            --
                                                                        2013   0.971       1.271            --
                                                                        2012   0.871       0.971         3,475
                                                                        2011   0.981       0.871        32,073
                                                                        2010   0.839       0.981        32,079
                                                                        2009   0.670       0.839        35,349
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.928       0.905       465,427
                                                                        2013   0.952       0.928       597,980
                                                                        2012   0.976       0.952       381,762
                                                                        2011   1.001       0.976       551,593
                                                                        2010   1.026       1.001       667,194
                                                                        2009   1.047       1.026       727,410
                                                                        2008   1.044       1.047       828,785
                                                                        2007   1.019       1.044       319,950
                                                                        2006   1.003       1.019       200,250
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.627       0.653            --
                                                                        2008   1.165       0.627        18,618
                                                                        2007   1.150       1.165        18,618
                                                                        2006   1.141       1.150        18,618
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.989       1.086            --
                                                                        2012   0.877       0.989            --
                                                                        2011   0.959       0.877            --
                                                                        2010   0.859       0.959            --
                                                                        2009   0.724       0.859            --
                                                                        2008   1.217       0.724            --
                                                                        2007   1.199       1.217            --
                                                                        2006   1.176       1.199            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.482       1.605            --
                                                                        2013   1.145       1.482            --
                                                                        2012   1.059       1.145            --
                                                                        2011   1.121       1.059            --
                                                                        2010   0.998       1.121            --
                                                                        2009   0.686       0.998            --
                                                                        2008   1.296       0.686            --
                                                                        2007   1.104       1.296            --
                                                                        2006   1.137       1.104            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.892       0.964            --
                                                                        2010   0.790       0.892            --
                                                                        2009   0.616       0.790            --
                                                                        2008   1.061       0.616            --
                                                                        2007   1.054       1.061            --
                                                                        2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.226       1.249            --
                                                                        2013   1.205       1.226            --
                                                                        2012   1.132       1.205            --
                                                                        2011   1.124       1.132            --
                                                                        2010   1.047       1.124            --
                                                                        2009   0.891       1.047            --
                                                                        2008   1.067       0.891            --
                                                                        2007   1.036       1.067            --
                                                                        2006   1.001       1.036            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.239       1.268            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.146       1.239            --
                                                                          2012   1.054       1.146            --
                                                                          2011   1.069       1.054            --
                                                                          2010   0.983       1.069            --
                                                                          2009   0.815       0.983            --
                                                                          2008   1.066       0.815            --
                                                                          2007   1.043       1.066            --
                                                                          2006   1.002       1.043            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)............. 2014   1.236       1.266     3,660,658
                                                                          2013   1.074       1.236            --
                                                                          2012   0.973       1.074        41,335
                                                                          2011   1.011       0.973        41,335
                                                                          2010   0.916       1.011        41,366
                                                                          2009   0.742       0.916        41,399
                                                                          2008   1.067       0.742        41,434
                                                                          2007   1.048       1.067        41,465
                                                                          2006   1.002       1.048        41,465
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)............. 2014   1.217       1.249     6,923,386
                                                                          2013   1.004       1.217            --
                                                                          2012   0.892       1.004            --
                                                                          2011   0.950       0.892            --
                                                                          2010   0.850       0.950            --
                                                                          2009   0.675       0.850            --
                                                                          2008   1.066       0.675            --
                                                                          2007   1.053       1.066            --
                                                                          2006   1.002       1.053            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)..................... 2014   1.495       1.649            --
                                                                          2013   1.164       1.495            --
                                                                          2012   1.034       1.164            --
                                                                          2011   1.043       1.034            --
                                                                          2010   0.934       1.043            --
                                                                          2009   0.764       0.934            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............... 2014   1.435       1.518            --
                                                                          2013   1.239       1.435            --
                                                                          2012   1.141       1.239           856
                                                                          2011   1.145       1.141           857
                                                                          2010   1.068       1.145           859
                                                                          2009   0.925       1.068         1,664
                                                                          2008   1.221       0.925         4,638
                                                                          2007   1.202       1.221         4,638
                                                                          2006   1.132       1.202         4,638
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)...................... 2014   1.812       1.958            --
                                                                          2013   1.369       1.812            --
                                                                          2012   1.203       1.369         2,427
                                                                          2011   1.223       1.203        57,817
                                                                          2010   1.126       1.223        57,821
                                                                          2009   0.955       1.126        60,110
                                                                          2008   1.452       0.955        68,475
                                                                          2007   1.383       1.452        77,868
                                                                          2006   1.259       1.383        77,868
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................ 2014   1.630       1.590            --
                                                                          2013   1.313       1.630            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................ 2014   1.339       1.302            --
                                                                          2013   1.080       1.339            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).......... 2014   1.531       1.625            --
                                                                          2013   1.131       1.531            --
                                                                          2012   0.978       1.131            --
                                                                          2011   1.016       0.978            --
                                                                          2010   0.892       1.016            --
                                                                          2009   0.640       0.892            --
                                                                          2008   1.131       0.640            --
                                                                          2007   1.062       1.131            --
                                                                          2006   0.998       1.062            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.703       1.772            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.211       1.703           --
                                                                                   2012   1.072       1.211           --
                                                                                   2011   1.083       1.072           --
                                                                                   2010   0.825       1.083           --
                                                                                   2009   0.610       0.825           --
                                                                                   2008   0.934       0.610           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.144       1.184           --
                                                                                   2006   1.083       1.144           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.136       1.141           --
                                                                                   2013   1.172       1.136           --
                                                                                   2012   1.161       1.172           --
                                                                                   2011   1.126       1.161           --
                                                                                   2010   1.090       1.126           --
                                                                                   2009   1.069       1.090           --
                                                                                   2008   1.099       1.069           --
                                                                                   2007   1.078       1.099           --
                                                                                   2006   1.048       1.078           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.428       1.540           --
                                                                                   2013   1.214       1.428           --
                                                                                   2012   1.108       1.214           --
                                                                                   2011   1.094       1.108           --
                                                                                   2010   1.023       1.094           --
                                                                                   2009   0.887       1.023           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.360       1.468           --
                                                                                   2013   1.043       1.360           --
                                                                                   2012   0.948       1.043           --
                                                                                   2011   1.012       0.948           --
                                                                                   2010   0.927       1.012           --
                                                                                   2009   0.720       0.927           --
                                                                                   2008   1.174       0.720           --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.997       1.003           --
                                                                                   2005   0.993       0.997           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.095       1.303           --
                                                                                   2005   1.062       1.095           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.043       1.061           --
                                                                                   2006   1.062       1.043        2,847
                                                                                   2005   1.067       1.062        2,849
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.145       1.179           --
                                                                                   2008   1.120       1.145        2,894
                                                                                   2007   1.056       1.120        2,897
                                                                                   2006   1.043       1.056        2,900
                                                                                   2005   1.043       1.043        2,902
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.579       1.704           --
                                                                                   2006   1.267       1.579           --
                                                                                   2005   1.158       1.267           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.424       1.516           --
                                                                                   2006   1.244       1.424           --
                                                                                   2005   1.192       1.244           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.118       1.187           --
                                                                                   2005   1.054       1.118       27,665
 Travelers Convertible Securities Subaccount (3/02)............................... 2006   1.019       1.083           --
                                                                                   2005   1.042       1.019           --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02)............................ 2006   1.226       1.335           --
                                                                                   2005   1.118       1.226           --
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.122       1.176           --
                                                                                   2005   1.101       1.122           --
 Travelers Federated High Yield Subaccount (3/02)................................. 2006   1.078       1.102           --
                                                                                   2005   1.077       1.078           --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.108       1.144           --
                                                                                     2005   1.078       1.108           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.111       1.141           --
                                                                                     2005   1.048       1.111        3,154
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.103       1.170           --
                                                                                     2005   1.000       1.103           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.016           --
                                                                                     2005   1.000       1.015           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.083           --
                                                                                     2005   1.000       1.049       38,334
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.081       1.125           --
                                                                                     2005   1.000       1.081           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026       1.043           --
                                                                                     2005   1.000       1.026           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.227       1.299           --
                                                                                     2005   1.123       1.227           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.078       1.137           --
                                                                                     2005   1.073       1.078           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.099       1.132           --
                                                                                     2005   1.095       1.099        3,113
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.259           --
                                                                                     2005   1.125       1.169       73,594
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.222       1.400           --
                                                                                     2005   1.144       1.222           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.129       1.195           --
                                                                                     2005   1.092       1.129           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034       1.085           --
                                                                                     2005   1.000       1.034        1,448
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.115       1.123           --
                                                                                     2005   1.103       1.115       14,747
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.022       1.009           --
                                                                                     2005   1.031       1.022           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.092       1.136           --
                                                                                     2005   1.097       1.092        9,511
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.109       1.273           --
                                                                                     2005   1.000       1.109           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.263           --
                                                                                     2005   1.000       1.105        3,127
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.090       1.048           --
                                                                                     2005   1.072       1.090           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.448       1.544           --
                                                                                     2013   1.251       1.448           --
                                                                                     2012   1.159       1.251           --
                                                                                     2011   1.188       1.159           --
                                                                                     2010   1.086       1.188           --
                                                                                     2009   0.907       1.086           --
                                                                                     2008   1.243       0.907           --
                                                                                     2007   1.149       1.243           --
                                                                                     2006   1.094       1.149           --
                                                                                     2005   1.074       1.094           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)................................. 2009   0.775       0.749           --
                                                                                     2008   1.237       0.775           --
                                                                                     2007   1.299       1.237           --
                                                                                     2006   1.148       1.299           --
                                                                                     2005   1.130       1.148           --
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)............................. 2009   0.692       0.707           --

 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.246       0.692    --
                 2007   1.136       1.246    --
                 2006   1.091       1.136    --
                 2005   1.037       1.091    --







                              PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.184       1.146            --
                                                                            2005   1.057       1.184            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   1.971       1.966            --
                                                                            2013   1.565       1.971            --
                                                                            2012   1.310       1.565         3,568
                                                                            2011   1.475       1.310         3,568
                                                                            2010   1.354       1.475        29,282
                                                                            2009   0.976       1.354        11,334
                                                                            2008   1.625       0.976        14,388
                                                                            2007   1.452       1.625        14,393
                                                                            2006   1.237       1.452        28,294
                                                                            2005   1.112       1.237        13,476
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.688       1.786       199,609
                                                                            2013   1.331       1.688       222,635
                                                                            2012   1.158       1.331       298,531
                                                                            2011   1.241       1.158       296,823
                                                                            2010   1.073       1.241       367,567
                                                                            2009   0.790       1.073       455,407
                                                                            2008   1.446       0.790       472,309
                                                                            2007   1.320       1.446       520,965
                                                                            2006   1.229       1.320       499,533
                                                                            2005   1.085       1.229       411,119
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.515       1.634       245,960
                                                                            2013   1.164       1.515       255,581
                                                                            2012   1.017       1.164       378,861
                                                                            2011   1.062       1.017       380,055
                                                                            2010   0.978       1.062       384,691
                                                                            2009   0.765       0.978       385,454
                                                                            2008   1.262       0.765       429,948
                                                                            2007   1.233       1.262       460,412
                                                                            2006   1.097       1.233       431,176
                                                                            2005   1.064       1.097       345,177
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).......................................... 2006   1.346       1.328            --
                                                                            2005   1.168       1.346            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)...................... 2006   1.344       1.738            --
                                                                            2005   1.286       1.344        13,433
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)............... 2008   1.232       1.176            --
                                                                            2007   1.180       1.232            --
                                                                            2006   1.039       1.180            --
                                                                            2005   1.021       1.039            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)......... 2008   0.988       0.930            --
                                                                            2007   1.140       0.988        12,899
                                                                            2006   1.127       1.140        10,895
                                                                            2005   1.092       1.127         6,832
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.198       1.299            --
                                                                            2005   1.116       1.198         1,287

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.200       1.334            --
                                                                                      2005   1.118       1.200        97,012
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   1.799       1.958        33,475
                                                                                      2013   1.409       1.799        34,166
                                                                                      2012   1.245       1.409        86,770
                                                                                      2011   1.313       1.245        85,220
                                                                                      2010   1.152       1.313        85,573
                                                                                      2009   0.873       1.152        85,744
                                                                                      2008   1.562       0.873        89,902
                                                                                      2007   1.366       1.562       133,277
                                                                                      2006   1.258       1.366        97,234
                                                                                      2005   1.106       1.258       140,081
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.869       2.016            --
                                                                                      2013   1.387       1.869            --
                                                                                      2012   1.164       1.387            --
                                                                                      2011   1.228       1.164            --
                                                                                      2010   1.068       1.228            --
                                                                                      2009   0.806       1.068            --
                                                                                      2008   1.411       0.806            --
                                                                                      2007   1.356       1.411            --
                                                                                      2006   1.222       1.356            --
                                                                                      2005   1.039       1.222            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.245       2.320        46,607
                                                                                      2013   1.695       2.245        52,315
                                                                                      2012   1.518       1.695       109,925
                                                                                      2011   1.746       1.518       109,459
                                                                                      2010   1.393       1.746       110,499
                                                                                      2009   1.023       1.393       120,817
                                                                                      2008   1.737       1.023       144,604
                                                                                      2007   1.546       1.737       136,963
                                                                                      2006   1.410       1.546       145,334
                                                                                      2005   1.226       1.410       163,704
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.184       1.367            --
                                                                                      2005   1.099       1.184        62,704
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.454       2.226            --
                                                                                      2007   1.955       2.454        20,553
                                                                                      2006   1.566       1.955         9,036
                                                                                      2005   1.260       1.566        10,108
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.632       1.414        48,486
                                                                                      2013   1.361       1.632        47,068
                                                                                      2012   1.181       1.361        15,037
                                                                                      2011   1.356       1.181        15,256
                                                                                      2010   1.283       1.356        15,023
                                                                                      2009   0.960       1.283        55,818
                                                                                      2008   1.653       0.960        63,067
                                                                                      2007   1.468       1.653        61,363
                                                                                      2006   1.240       1.468       141,961
                                                                                      2005   1.155       1.240       136,574
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.187       1.409            --
                                                                                      2005   1.118       1.187       142,910
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.061       1.082            --
                                                                                      2005   1.075       1.061         7,363
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)............................. 2006   1.120       1.153            --
                                                                                      2005   1.067       1.120            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)................. 2010   1.184       1.197            --
                                                                                      2009   0.967       1.184            --
                                                                                      2008   1.397       0.967            --
                                                                                      2007   1.178       1.397            --
                                                                                      2006   1.136       1.178            --
                                                                                      2005   1.038       1.136            --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02)...................... 2008   1.370       1.286            --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.285       1.370           --
                                                                                  2006   1.117       1.285           --
                                                                                  2005   1.086       1.117           --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.444       1.541           --
                                                                                  2010   1.191       1.444           --
                                                                                  2009   0.779       1.191           --
                                                                                  2008   1.426       0.779           --
                                                                                  2007   1.202       1.426           --
                                                                                  2006   1.143       1.202           --
                                                                                  2005   1.051       1.143           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.140       1.269           --
                                                                                  2005   1.125       1.140       89,672
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.881       2.208       22,356
                                                                                  2013   1.306       1.881       25,233
                                                                                  2012   1.128       1.306       26,217
                                                                                  2011   1.129       1.128       27,444
                                                                                  2010   0.927       1.129       33,724
                                                                                  2009   0.707       0.927       40,121
                                                                                  2008   1.216       0.707       39,332
                                                                                  2007   1.269       1.216       38,527
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.419       1.423           --
                                                                                  2013   1.102       1.419          447
                                                                                  2012   0.983       1.102          449
                                                                                  2011   1.075       0.983          452
                                                                                  2010   0.946       1.075          714
                                                                                  2009   0.750       0.946          717
                                                                                  2008   1.213       0.750          720
                                                                                  2007   1.275       1.213          723
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.637       1.772        1,300
                                                                                  2013   1.292       1.637        1,306
                                                                                  2012   1.143       1.292        1,313
                                                                                  2011   1.143       1.143        1,321
                                                                                  2010   1.041       1.143        2,087
                                                                                  2009   0.875       1.041       25,809
                                                                                  2008   1.269       0.875        8,784
                                                                                  2007   1.234       1.269       49,687
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.473       1.636           --
                                                                                  2013   1.096       1.473           --
                                                                                  2012   0.934       1.096           --
                                                                                  2011   0.964       0.934           --
                                                                                  2010   0.901       0.964           --
                                                                                  2009   0.649       0.901        5,454
                                                                                  2008   1.062       0.649       12,988
                                                                                  2007   1.067       1.062       12,920
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.593       1.735       26,759
                                                                                  2013   1.235       1.593       26,759
                                                                                  2012   1.087       1.235       10,776
                                                                                  2011   1.063       1.087       10,785
                                                                                  2010   0.996       1.063       11,644
                                                                                  2009   0.820       0.996       11,654
                                                                                  2008   1.308       0.820       15,002
                                                                                  2007   1.291       1.308       15,002
                                                                                  2006   1.120       1.291       15,002
                                                                                  2005   1.078       1.120       15,002
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.273       2.306           --
                                                                                  2013   1.586       2.273           --
                                                                                  2012   1.362       1.586           --
                                                                                  2011   1.378       1.362           --
                                                                                  2010   1.129       1.378           --
                                                                                  2009   0.811       1.129           --
                                                                                  2008   1.404       0.811        2,859
                                                                                  2007   1.309       1.404        2,877
                                                                                  2006   1.191       1.309           --
                                                                                  2005   1.165       1.191           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.759       0.737           --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.247       0.759            --
                                                                               2007   1.219       1.247            --
                                                                               2006   1.086       1.219            --
                                                                               2005   1.069       1.086            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.933       0.920            --
                                                                               2010   0.877       0.933           717
                                                                               2009   0.766       0.877           720
                                                                               2008   0.997       0.766           723
                                                                               2007   1.009       0.997           726
                                                                               2006   0.995       1.009           728
                                                                               2005   0.997       0.995           731
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.233       1.290            --
                                                                               2006   1.071       1.233            --
                                                                               2005   1.056       1.071            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.031       1.071            --
                                                                               2006   1.015       1.031            --
                                                                               2005   0.990       1.015            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.222       1.261            --
                                                                               2006   1.128       1.222        28,805
                                                                               2005   1.053       1.128        29,935
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.178       1.227            --
                                                                               2006   1.075       1.178            --
                                                                               2005   1.064       1.075            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.264       1.310            --
                                                                               2006   1.106       1.264        21,522
                                                                               2005   1.098       1.106        28,907
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.338       1.470            --
                                                                               2006   1.223       1.338       165,277
                                                                               2005   1.159       1.223       161,706
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.084       1.115            --
                                                                               2005   1.070       1.084            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.305       1.254            --
                                                                               2007   1.262       1.305            --
                                                                               2006   1.334       1.262            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.698       1.714         6,617
                                                                               2013   1.585       1.698         5,880
                                                                               2012   1.391       1.585         5,853
                                                                               2011   1.390       1.391         5,835
                                                                               2010   1.227       1.390         5,890
                                                                               2009   0.854       1.227         6,066
                                                                               2008   1.155       0.854         7,463
                                                                               2007   1.153       1.155         7,733
                                                                               2006   1.101       1.153            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   0.985       1.091         7,615
                                                                               2013   0.973       0.985         7,733
                                                                               2012   0.791       0.973         7,844
                                                                               2011   0.856       0.791         7,959
                                                                               2010   0.755       0.856         8,089
                                                                               2009   0.574       0.755        10,251
                                                                               2008   1.007       0.574        12,570
                                                                               2007   1.212       1.007        23,926
                                                                               2006   1.003       1.212        15,382
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   1.981       2.057        13,144

                        PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.574       1.981        17,970
                                                                            2012   1.315       1.574        17,970
                                                                            2011   1.455       1.315        17,970
                                                                            2010   1.361       1.455        28,613
                                                                            2009   0.975       1.361        17,970
                                                                            2008   1.720       0.975        17,970
                                                                            2007   1.353       1.720        17,970
                                                                            2006   1.328       1.353            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.051       2.293            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.989       1.832         2,093
                                                                            2013   1.560       1.989         2,095
                                                                            2012   1.236       1.560         2,097
                                                                            2011   1.474       1.236            --
                                                                            2010   1.296       1.474            --
                                                                            2009   0.855       1.296            --
                                                                            2008   1.480       0.855            --
                                                                            2007   1.531       1.480        31,902
                                                                            2006   1.398       1.531            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.571       1.674         9,901
                                                                            2013   1.190       1.571        10,167
                                                                            2012   1.030       1.190        10,443
                                                                            2011   1.073       1.030        10,817
                                                                            2010   0.958       1.073        10,932
                                                                            2009   0.772       0.958        84,561
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.254       1.341        48,827
                                                                            2013   0.987       1.254        49,683
                                                                            2012   0.883       0.987       118,804
                                                                            2011   0.941       0.883       119,359
                                                                            2010   0.769       0.941       124,970
                                                                            2009   0.623       0.769       127,539
                                                                            2008   1.044       0.623       128,510
                                                                            2007   1.065       1.044       146,333
                                                                            2006   1.002       1.065            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.012       2.122        62,454
                                                                            2013   1.469       2.012        62,454
                                                                            2012   1.271       1.469            --
                                                                            2011   1.315       1.271            --
                                                                            2010   1.067       1.315            --
                                                                            2009   0.815       1.067            --
                                                                            2008   1.363       0.815            --
                                                                            2007   1.255       1.363            --
                                                                            2006   1.272       1.255            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.770       1.806        17,574
                                                                            2013   1.363       1.770        17,875
                                                                            2012   1.209       1.363        18,158
                                                                            2011   1.380       1.209        18,453
                                                                            2010   1.184       1.380        26,024
                                                                            2009   0.941       1.184        11,792
                                                                            2008   1.291       0.941        11,795
                                                                            2007   1.337       1.291        11,798
                                                                            2006   1.263       1.337           725
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.884       0.872            --
                                                                            2008   1.213       0.884            --
                                                                            2007   1.171       1.213            --
                                                                            2006   1.115       1.171            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.637       1.678            --
                                                                            2013   1.552       1.637            --
                                                                            2012   1.407       1.552            --
                                                                            2011   1.377       1.407            --
                                                                            2010   1.248       1.377            --
                                                                            2009   0.934       1.248            --
                                                                            2008   1.174       0.934            --
                                                                            2007   1.127       1.174            --
                                                                            2006   1.082       1.127            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.710       0.672            --

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.269       0.710            --
                                                                               2007   1.164       1.269            --
                                                                               2006   1.185       1.164            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.170       1.199            --
                                                                               2013   0.927       1.170            --
                                                                               2012   0.815       0.927        32,395
                                                                               2011   0.958       0.815        31,658
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.255       1.244       153,678
                                                                               2013   0.972       1.255       155,678
                                                                               2012   0.845       0.972       158,747
                                                                               2011   0.952       0.845       161,943
                                                                               2010   0.815       0.952       233,306
                                                                               2009   0.661       0.815       306,398
                                                                               2008   0.966       0.661       317,703
                                                                               2007   1.022       0.966       322,152
                                                                               2006   1.003       1.022       355,273
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.713       1.561           803
                                                                               2013   1.850       1.713        14,657
                                                                               2012   1.596       1.850        14,658
                                                                               2011   2.014       1.596        13,853
                                                                               2010   1.671       2.014        21,773
                                                                               2009   1.014       1.671        20,553
                                                                               2008   2.229       1.014        20,553
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.591       1.443        17,808
                                                                               2013   1.368       1.591        37,868
                                                                               2012   1.203       1.368        38,126
                                                                               2011   1.382       1.203        38,396
                                                                               2010   1.273       1.382        38,700
                                                                               2009   0.992       1.273        39,314
                                                                               2008   1.766       0.992        39,314
                                                                               2007   1.693       1.766        39,769
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.989       1.068            --
                                                                               2012   0.964       0.989         6,640
                                                                               2011   1.044       0.964        11,672
                                                                               2010   0.871       1.044        12,204
                                                                               2009   0.654       0.871        12,212
                                                                               2008   1.087       0.654        11,114
                                                                               2007   1.234       1.087            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.262       1.256        87,959
                                                                               2013   1.018       1.262       130,779
                                                                               2012   0.862       1.018        97,668
                                                                               2011   0.965       0.862        97,668
                                                                               2010   0.854       0.965       123,094
                                                                               2009   0.627       0.854       169,272
                                                                               2008   1.082       0.627       171,373
                                                                               2007   1.044       1.082       180,313
                                                                               2006   0.996       1.044       152,363
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.272       1.279        85,608
                                                                               2013   1.433       1.272        84,953
                                                                               2012   1.345       1.433       189,639
                                                                               2011   1.238       1.345       273,402
                                                                               2010   1.175       1.238       250,841
                                                                               2009   1.019       1.175       257,201
                                                                               2008   1.119       1.019       257,385
                                                                               2007   1.064       1.119       288,401
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.411       1.433       174,479
                                                                               2013   1.475       1.411       193,110
                                                                               2012   1.385       1.475       285,650
                                                                               2011   1.377       1.385       281,216
                                                                               2010   1.306       1.377       322,528
                                                                               2009   1.179       1.306       333,892
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.521       1.648            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.173       1.521            --
                                                                          2012   1.088       1.173            --
                                                                          2011   1.169       1.088            --
                                                                          2010   1.032       1.169        16,414
                                                                          2009   0.854       1.032        23,018
                                                                          2008   1.305       0.854        23,018
                                                                          2007   1.275       1.305        23,018
                                                                          2006   1.193       1.275            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134       1.248            --
                                                                          2006   1.085       1.134            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.612       1.644       111,888
                                                                          2013   1.629       1.612       114,183
                                                                          2012   1.497       1.629       171,334
                                                                          2011   1.482       1.497       171,286
                                                                          2010   1.355       1.482       275,496
                                                                          2009   1.044       1.355       237,652
                                                                          2008   1.200       1.044       259,366
                                                                          2007   1.155       1.200       276,798
                                                                          2006   1.122       1.155       255,887
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.347       1.403            --
                                                                          2012   1.233       1.347            --
                                                                          2011   1.535       1.233            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.246       1.375        29,630
                                                                          2013   0.955       1.246        29,446
                                                                          2012   0.831       0.955        65,966
                                                                          2011   0.888       0.831        62,041
                                                                          2010   0.778       0.888        61,511
                                                                          2009   0.674       0.778        62,264
                                                                          2008   1.085       0.674        64,252
                                                                          2007   1.071       1.085        69,200
                                                                          2006   1.001       1.071        44,716
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.424       1.544           445
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.366       1.428            --
                                                                          2006   1.298       1.366        64,367
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.562       1.730         9,535
                                                                          2013   1.194       1.562        10,263
                                                                          2012   1.079       1.194        10,386
                                                                          2011   1.105       1.079        10,332
                                                                          2010   1.007       1.105        10,636
                                                                          2009   0.866       1.007        65,902
                                                                          2008   1.418       0.866        67,223
                                                                          2007   1.416       1.418        65,276
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.205       1.258            --
                                                                          2013   1.246       1.205            --
                                                                          2012   1.189       1.246            --
                                                                          2011   1.144       1.189            --
                                                                          2010   1.084       1.144            --
                                                                          2009   1.015       1.084            --
                                                                          2008   1.079       1.015            --
                                                                          2007   1.041       1.079            --
                                                                          2006   1.009       1.041            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.265       1.343            --
                                                                          2013   0.967       1.265            --
                                                                          2012   0.868       0.967            --
                                                                          2011   0.977       0.868            --
                                                                          2010   0.837       0.977            --
                                                                          2009   0.669       0.837            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.924       0.901           320
                                                                          2013   0.948       0.924        29,278
                                                                          2012   0.972       0.948        28,685
                                                                          2011   0.997       0.972        59,312
                                                                          2010   1.023       0.997       129,181
                                                                          2009   1.045       1.023       313,968
                                                                          2008   1.042       1.045       275,101
                                                                          2007   1.018       1.042       142,532
                                                                          2006   1.002       1.018       251,652

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.626       0.651            --
                                                                       2008   1.163       0.626         3,340
                                                                       2007   1.148       1.163         3,342
                                                                       2006   1.140       1.148         3,342
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   0.985       1.081            --
                                                                       2012   0.874       0.985            --
                                                                       2011   0.956       0.874            --
                                                                       2010   0.857       0.956            --
                                                                       2009   0.722       0.857            --
                                                                       2008   1.215       0.722         5,620
                                                                       2007   1.197       1.215         5,624
                                                                       2006   1.174       1.197         5,624
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.475       1.596            --
                                                                       2013   1.140       1.475            --
                                                                       2012   1.055       1.140            --
                                                                       2011   1.118       1.055            --
                                                                       2010   0.995       1.118            --
                                                                       2009   0.684       0.995            --
                                                                       2008   1.294       0.684            --
                                                                       2007   1.102       1.294            --
                                                                       2006   1.136       1.102            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.890       0.961            --
                                                                       2010   0.789       0.890        32,336
                                                                       2009   0.616       0.789        32,271
                                                                       2008   1.060       0.616        30,912
                                                                       2007   1.054       1.060        29,813
                                                                       2006   1.002       1.054        30,598
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.221       1.244            --
                                                                       2013   1.201       1.221            --
                                                                       2012   1.129       1.201            --
                                                                       2011   1.121       1.129            --
                                                                       2010   1.045       1.121            --
                                                                       2009   0.890       1.045            --
                                                                       2008   1.066       0.890            --
                                                                       2007   1.036       1.066            --
                                                                       2006   1.001       1.036            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.235       1.263            --
                                                                       2013   1.142       1.235            --
                                                                       2012   1.051       1.142            --
                                                                       2011   1.067       1.051            --
                                                                       2010   0.981       1.067            --
                                                                       2009   0.814       0.981            --
                                                                       2008   1.065       0.814            --
                                                                       2007   1.043       1.065            --
                                                                       2006   1.002       1.043            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.231       1.261            --
                                                                       2013   1.071       1.231            --
                                                                       2012   0.970       1.071            --
                                                                       2011   1.009       0.970            --
                                                                       2010   0.914       1.009            --
                                                                       2009   0.741       0.914            --
                                                                       2008   1.066       0.741            --
                                                                       2007   1.048       1.066            --
                                                                       2006   1.002       1.048       286,616
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.212       1.244       187,959
                                                                       2013   1.000       1.212       150,039
                                                                       2012   0.890       1.000       103,941
                                                                       2011   0.948       0.890       223,429
                                                                       2010   0.848       0.948       222,561
                                                                       2009   0.674       0.848       222,677
                                                                       2008   1.065       0.674       224,467
                                                                       2007   1.053       1.065       225,359
                                                                       2006   1.002       1.053       224,275
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.488       1.640            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.159       1.488            --
                                                                                   2012   1.030       1.159            --
                                                                                   2011   1.040       1.030            --
                                                                                   2010   0.932       1.040            --
                                                                                   2009   0.762       0.932            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.429       1.510       128,641
                                                                                   2013   1.234       1.429       126,604
                                                                                   2012   1.137       1.234       204,586
                                                                                   2011   1.141       1.137       204,337
                                                                                   2010   1.065       1.141       204,634
                                                                                   2009   0.923       1.065       199,998
                                                                                   2008   1.219       0.923       205,532
                                                                                   2007   1.201       1.219       247,851
                                                                                   2006   1.131       1.201       243,154
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.803       1.948            --
                                                                                   2013   1.363       1.803        19,610
                                                                                   2012   1.199       1.363        19,610
                                                                                   2011   1.219       1.199        19,610
                                                                                   2010   1.122       1.219        46,844
                                                                                   2009   0.953       1.122       108,178
                                                                                   2008   1.449       0.953       116,387
                                                                                   2007   1.381       1.449       115,891
                                                                                   2006   1.258       1.381        77,332
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.623       1.582            --
                                                                                   2013   1.308       1.623            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.333       1.296            --
                                                                                   2013   1.076       1.333            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.525       1.618            --
                                                                                   2013   1.128       1.525            --
                                                                                   2012   0.975       1.128            --
                                                                                   2011   1.014       0.975            --
                                                                                   2010   0.891       1.014            --
                                                                                   2009   0.639       0.891            --
                                                                                   2008   1.130       0.639            --
                                                                                   2007   1.062       1.130            --
                                                                                   2006   0.998       1.062            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.695       1.763         9,415
                                                                                   2013   1.206       1.695         9,390
                                                                                   2012   1.068       1.206        10,318
                                                                                   2011   1.080       1.068        10,224
                                                                                   2010   0.822       1.080        10,821
                                                                                   2009   0.609       0.822        12,570
                                                                                   2008   0.932       0.609        13,323
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.182            --
                                                                                   2006   1.082       1.142         8,023
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.131       1.135           256
                                                                                   2013   1.167       1.131           330
                                                                                   2012   1.157       1.167           272
                                                                                   2011   1.123       1.157           265
                                                                                   2010   1.087       1.123           259
                                                                                   2009   1.067       1.087           245
                                                                                   2008   1.097       1.067           198
                                                                                   2007   1.077       1.097           304
                                                                                   2006   1.047       1.077           282
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.421       1.532            --
                                                                                   2013   1.209       1.421            --
                                                                                   2012   1.104       1.209            --
                                                                                   2011   1.091       1.104            --
                                                                                   2010   1.021       1.091            --
                                                                                   2009   0.885       1.021            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.354       1.460            --
                                                                                   2013   1.039       1.354            --
                                                                                   2012   0.944       1.039            --
                                                                                   2011   1.009       0.944            --
                                                                                   2010   0.924       1.009            --
                                                                                   2009   0.718       0.924            --
                                                                                   2008   1.171       0.718            --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Money Market Portfolio
 Money Market Subaccount (3/02)..................................................... 2006   0.996       1.002            --
                                                                                     2005   0.993       0.996        39,858
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.094       1.302            --
                                                                                     2005   1.062       1.094            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.042       1.059            --
                                                                                     2006   1.061       1.042       354,078
                                                                                     2005   1.066       1.061       298,845
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.142       1.176            --
                                                                                     2008   1.118       1.142       338,553
                                                                                     2007   1.055       1.118       384,569
                                                                                     2006   1.042       1.055       374,764
                                                                                     2005   1.043       1.042       357,897
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.577       1.702            --
                                                                                     2006   1.266       1.577            --
                                                                                     2005   1.158       1.266            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.422       1.514            --
                                                                                     2006   1.243       1.422        15,345
                                                                                     2005   1.192       1.243        19,791
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.117       1.185            --
                                                                                     2005   1.053       1.117            --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.019       1.082            --
                                                                                     2005   1.041       1.019            --
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.225       1.334            --
                                                                                     2005   1.118       1.225            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.121       1.174            --
                                                                                     2005   1.101       1.121        18,454
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.077       1.101            --
                                                                                     2005   1.077       1.077            --
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.107       1.143            --
                                                                                     2005   1.078       1.107            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.110       1.140            --
                                                                                     2005   1.047       1.110            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.103       1.169            --
                                                                                     2005   1.000       1.103        26,398
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.015            --
                                                                                     2005   1.000       1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.083            --
                                                                                     2005   1.000       1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.081       1.124            --
                                                                                     2005   1.000       1.081       456,630
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026       1.043            --
                                                                                     2005   1.000       1.026            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.227       1.298            --
                                                                                     2005   1.123       1.227        79,209
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.077       1.136            --
                                                                                     2005   1.072       1.077            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.099       1.131            --
                                                                                     2005   1.095       1.099       268,929
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.168       1.258            --
                                                                                     2005   1.125       1.168        27,601
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.221       1.398            --
                                                                                     2005   1.144       1.221            --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.128       1.193            --
                                                                          2005   1.092       1.128            --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.034       1.085            --
                                                                          2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.114       1.122            --
                                                                          2005   1.103       1.114       159,981
 Travelers Quality Bond Subaccount (3/02)................................ 2006   1.021       1.009            --
                                                                          2005   1.031       1.021            --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.091       1.135            --
                                                                          2005   1.097       1.091         2,635
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.109       1.272            --
                                                                          2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.263            --
                                                                          2005   1.000       1.104           728
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.090       1.047            --
                                                                          2005   1.071       1.090           252
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.441       1.536            --
                                                                          2013   1.246       1.441            --
                                                                          2012   1.154       1.246            --
                                                                          2011   1.184       1.154            --
                                                                          2010   1.083       1.184            --
                                                                          2009   0.905       1.083            --
                                                                          2008   1.241       0.905            --
                                                                          2007   1.148       1.241            --
                                                                          2006   1.093       1.148            --
                                                                          2005   1.074       1.093            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)...................... 2009   0.773       0.747            --
                                                                          2008   1.235       0.773        84,250
                                                                          2007   1.297       1.235        84,309
                                                                          2006   1.147       1.297        83,915
                                                                          2005   1.130       1.147        80,902
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02).................. 2009   0.690       0.705            --
                                                                          2008   1.244       0.690            --
                                                                          2007   1.135       1.244            --
                                                                          2006   1.090       1.135            --
                                                                          2005   1.036       1.090            --







                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.287       1.245           --
                                                                         2005   1.151       1.287           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.300       2.292           --
                                                                         2013   1.828       2.300           --
                                                                         2012   1.532       1.828           --
                                                                         2011   1.727       1.532           --
                                                                         2010   1.587       1.727       22,007
                                                                         2009   1.145       1.587       22,008
                                                                         2008   1.908       1.145       22,010
                                                                         2007   1.706       1.908       22,011
                                                                         2006   1.455       1.706       27,397
                                                                         2005   1.309       1.455       27,856
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.937       2.047       12,247

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.529       1.937       13,177
                                                                                      2012   1.332       1.529       14,178
                                                                                      2011   1.429       1.332       15,470
                                                                                      2010   1.236       1.429       61,154
                                                                                      2009   0.911       1.236       79,883
                                                                                      2008   1.669       0.911       82,004
                                                                                      2007   1.526       1.669       82,754
                                                                                      2006   1.421       1.526       98,548
                                                                                      2005   1.256       1.421       97,372
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.736       1.871        5,909
                                                                                      2013   1.335       1.736        7,158
                                                                                      2012   1.167       1.335        8,392
                                                                                      2011   1.221       1.167       10,003
                                                                                      2010   1.125       1.221       57,835
                                                                                      2009   0.880       1.125       58,571
                                                                                      2008   1.455       0.880       59,802
                                                                                      2007   1.422       1.455       62,328
                                                                                      2006   1.268       1.422       62,542
                                                                                      2005   1.230       1.268       61,685
Capital Appreciation Fund
 Capital Appreciation Fund (3/02).................................................... 2006   1.531       1.509           --
                                                                                      2005   1.330       1.531           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)................................ 2006   1.523       1.967           --
                                                                                      2005   1.459       1.523          848
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/02)......................... 2008   1.365       1.302           --
                                                                                      2007   1.309       1.365          457
                                                                                      2006   1.154       1.309          458
                                                                                      2005   1.135       1.154          459
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (3/02)................... 2008   1.120       1.054           --
                                                                                      2007   1.294       1.120          433
                                                                                      2006   1.280       1.294          434
                                                                                      2005   1.242       1.280          435
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.280       1.388           --
                                                                                      2005   1.193       1.280       21,570
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.278       1.419           --
                                                                                      2005   1.191       1.278       10,309
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (3/02)................ 2014   2.058       2.237        9,511
                                                                                      2013   1.614       2.058       10,518
                                                                                      2012   1.427       1.614       11,612
                                                                                      2011   1.507       1.427       12,955
                                                                                      2010   1.323       1.507       13,708
                                                                                      2009   1.003       1.323       15,156
                                                                                      2008   1.798       1.003       16,816
                                                                                      2007   1.574       1.798       18,886
                                                                                      2006   1.450       1.574       18,887
                                                                                      2005   1.276       1.450       13,967
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (3/02)....... 2014   1.940       2.090           --
                                                                                      2013   1.441       1.940           --
                                                                                      2012   1.210       1.441           --
                                                                                      2011   1.278       1.210           --
                                                                                      2010   1.112       1.278           --
                                                                                      2009   0.841       1.112           --
                                                                                      2008   1.473       0.841           --
                                                                                      2007   1.417       1.473           --
                                                                                      2006   1.279       1.417           --
                                                                                      2005   1.088       1.279           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02)............................ 2014   2.633       2.719          763

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.990       2.633          764
                                                                                  2012   1.784       1.990          766
                                                                                  2011   2.055       1.784          768
                                                                                  2010   1.641       2.055        1,184
                                                                                  2009   1.206       1.641        9,293
                                                                                  2008   2.051       1.206        9,297
                                                                                  2007   1.826       2.051        9,300
                                                                                  2006   1.668       1.826        9,303
                                                                                  2005   1.451       1.668        9,306
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.317       1.518           --
                                                                                  2005   1.223       1.317        4,255
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   2.971       2.694           --
                                                                                  2007   2.369       2.971          387
                                                                                  2006   1.899       2.369          388
                                                                                  2005   1.530       1.899          388
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   1.896       1.641           --
                                                                                  2013   1.583       1.896           --
                                                                                  2012   1.375       1.583           --
                                                                                  2011   1.580       1.375           --
                                                                                  2010   1.497       1.580       21,204
                                                                                  2009   1.121       1.497       27,226
                                                                                  2008   1.932       1.121       28,007
                                                                                  2007   1.718       1.932       37,773
                                                                                  2006   1.453       1.718       34,073
                                                                                  2005   1.354       1.453       41,581
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.388       1.647           --
                                                                                  2005   1.309       1.388        3,565
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.047       1.067           --
                                                                                  2005   1.061       1.047        1,211
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (3/02)......................... 2006   1.188       1.223           --
                                                                                  2005   1.133       1.188           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (3/02)............. 2010   1.407       1.422           --
                                                                                  2009   1.150       1.407           --
                                                                                  2008   1.664       1.150           --
                                                                                  2007   1.404       1.664           --
                                                                                  2006   1.356       1.404           --
                                                                                  2005   1.240       1.356           --
 Janus Aspen Global Research Subaccount (Service Shares) (3/02).................. 2008   1.458       1.369           --
                                                                                  2007   1.369       1.458           --
                                                                                  2006   1.192       1.369           --
                                                                                  2005   1.159       1.192           --
 Janus Aspen Global Technology Subaccount (Service Shares) (3/02)................ 2011   1.600       1.707           --
                                                                                  2010   1.321       1.600           --
                                                                                  2009   0.864       1.321           --
                                                                                  2008   1.584       0.864           --
                                                                                  2007   1.337       1.584           --
                                                                                  2006   1.273       1.337           --
                                                                                  2005   1.172       1.273           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.326       1.475           --
                                                                                  2005   1.310       1.326        7,956
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.124       2.490           --
                                                                                  2013   1.476       2.124           --
                                                                                  2012   1.277       1.476           --
                                                                                  2011   1.279       1.277           --
                                                                                  2010   1.051       1.279           --
                                                                                  2009   0.802       1.051           --
                                                                                  2008   1.382       0.802           --
                                                                                  2007   1.443       1.382           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.636       1.639           --

                           PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.271       1.636          --
                                                                                  2012   1.135       1.271          --
                                                                                  2011   1.243       1.135          --
                                                                                  2010   1.094       1.243          --
                                                                                  2009   0.869       1.094          --
                                                                                  2008   1.407       0.869          --
                                                                                  2007   1.479       1.407          --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.819       1.967          --
                                                                                  2013   1.437       1.819          --
                                                                                  2012   1.273       1.437          --
                                                                                  2011   1.274       1.273          --
                                                                                  2010   1.161       1.274          --
                                                                                  2009   0.977       1.161          --
                                                                                  2008   1.419       0.977          --
                                                                                  2007   1.380       1.419          --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.682       1.867          --
                                                                                  2013   1.252       1.682          --
                                                                                  2012   1.069       1.252          --
                                                                                  2011   1.105       1.069          --
                                                                                  2010   1.033       1.105         430
                                                                                  2009   0.745       1.033         432
                                                                                  2008   1.220       0.745         433
                                                                                  2007   1.227       1.220         434
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.801       1.959          --
                                                                                  2013   1.397       1.801          --
                                                                                  2012   1.232       1.397          --
                                                                                  2011   1.205       1.232          --
                                                                                  2010   1.130       1.205          --
                                                                                  2009   0.932       1.130          --
                                                                                  2008   1.487       0.932          --
                                                                                  2007   1.470       1.487          --
                                                                                  2006   1.276       1.470          --
                                                                                  2005   1.230       1.276          --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.675       2.711          --
                                                                                  2013   1.868       2.675          --
                                                                                  2012   1.606       1.868          --
                                                                                  2011   1.627       1.606          --
                                                                                  2010   1.334       1.627          --
                                                                                  2009   0.960       1.334          --
                                                                                  2008   1.662       0.960          --
                                                                                  2007   1.552       1.662          --
                                                                                  2006   1.413       1.552          --
                                                                                  2005   1.383       1.413          --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.857       0.831          --
                                                                                  2008   1.407       0.857          --
                                                                                  2007   1.378       1.407          --
                                                                                  2006   1.229       1.378          --
                                                                                  2005   1.210       1.229          --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.913       0.899          --
                                                                                  2010   0.859       0.913          --
                                                                                  2009   0.751       0.859          --
                                                                                  2008   0.979       0.751          --
                                                                                  2007   0.991       0.979          --
                                                                                  2006   0.978       0.991          --
                                                                                  2005   0.981       0.978          --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.435       1.501          --
                                                                                  2006   1.248       1.435          --
                                                                                  2005   1.231       1.248          --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.181       1.226          --
                                                                                  2006   1.163       1.181         438
                                                                                  2005   1.135       1.163         439
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.405       1.450          --
                                                                                  2006   1.299       1.405          --
                                                                                  2005   1.214       1.299          --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.309       1.363           --
                                                                          2006   1.196       1.309           --
                                                                          2005   1.185       1.196           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.434       1.485           --
                                                                          2006   1.255       1.434       41,510
                                                                          2005   1.248       1.255       35,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.605       1.763           --
                                                                          2006   1.468       1.605       23,912
                                                                          2005   1.393       1.468       23,363
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.081       1.112           --
                                                                          2005   1.069       1.081           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.544       1.483           --
                                                                          2007   1.495       1.544          428
                                                                          2006   1.581       1.495          429
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.828       1.843        1,916
                                                                          2013   1.708       1.828        1,895
                                                                          2012   1.500       1.708        1,784
                                                                          2011   1.501       1.500        1,723
                                                                          2010   1.326       1.501        1,816
                                                                          2009   0.924       1.326        1,898
                                                                          2008   1.251       0.924        2,072
                                                                          2007   1.250       1.251        2,348
                                                                          2006   1.194       1.250        1,099
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.977       1.082          882
                                                                          2013   0.967       0.977          852
                                                                          2012   0.786       0.967          815
                                                                          2011   0.852       0.786          864
                                                                          2010   0.753       0.852        1,509
                                                                          2009   0.572       0.753        1,554
                                                                          2008   1.005       0.572        1,425
                                                                          2007   1.212       1.005        1,370
                                                                          2006   1.003       1.212        1,312
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.235       2.319           --
                                                                          2013   1.777       2.235           --
                                                                          2012   1.486       1.777           --
                                                                          2011   1.646       1.486           --
                                                                          2010   1.541       1.646           --
                                                                          2009   1.105       1.541           --
                                                                          2008   1.952       1.105           --
                                                                          2007   1.536       1.952           --
                                                                          2006   1.509       1.536           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.312       2.583           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.245       2.066           --
                                                                          2013   1.763       2.245           --
                                                                          2012   1.398       1.763           --
                                                                          2011   1.669       1.398           --
                                                                          2010   1.469       1.669           --
                                                                          2009   0.970       1.469           --
                                                                          2008   1.681       0.970           --
                                                                          2007   1.741       1.681           --
                                                                          2006   1.591       1.741           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.787       1.902           --
                                                                          2013   1.355       1.787           --
                                                                          2012   1.174       1.355           --
                                                                          2011   1.223       1.174           --
                                                                          2010   1.094       1.223          438
                                                                          2009   0.883       1.094          439
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.245       1.329       10,234

                          PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.981       1.245       10,799
                                                                               2012   0.878       0.981       11,398
                                                                               2011   0.936       0.878       12,042
                                                                               2010   0.766       0.936       12,295
                                                                               2009   0.622       0.766       26,021
                                                                               2008   1.043       0.622       26,661
                                                                               2007   1.064       1.043       27,824
                                                                               2006   1.002       1.064           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   1.995       2.101           --
                                                                               2013   1.457       1.995           --
                                                                               2012   1.263       1.457           --
                                                                               2011   1.308       1.263           --
                                                                               2010   1.062       1.308           --
                                                                               2009   0.813       1.062           --
                                                                               2008   1.359       0.813           --
                                                                               2007   1.253       1.359           --
                                                                               2006   1.271       1.253           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.755       1.789           --
                                                                               2013   1.352       1.755           --
                                                                               2012   1.201       1.352           --
                                                                               2011   1.372       1.201           --
                                                                               2010   1.178       1.372           --
                                                                               2009   0.937       1.178           --
                                                                               2008   1.287       0.937           --
                                                                               2007   1.335       1.287           --
                                                                               2006   1.261       1.335           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.880       0.867           --
                                                                               2008   1.208       0.880           --
                                                                               2007   1.167       1.208           --
                                                                               2006   1.112       1.167           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.776       1.818           --
                                                                               2013   1.686       1.776           --
                                                                               2012   1.529       1.686           --
                                                                               2011   1.498       1.529           --
                                                                               2010   1.359       1.498          459
                                                                               2009   1.018       1.359          460
                                                                               2008   1.281       1.018          461
                                                                               2007   1.231       1.281          463
                                                                               2006   1.183       1.231        7,764
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.789       0.748           --
                                                                               2008   1.413       0.789           --
                                                                               2007   1.297       1.413           --
                                                                               2006   1.322       1.297           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.161       1.188           --
                                                                               2013   0.921       1.161           --
                                                                               2012   0.810       0.921           --
                                                                               2011   0.954       0.810           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.245       1.233        5,398
                                                                               2013   0.965       1.245        5,911
                                                                               2012   0.840       0.965        6,929
                                                                               2011   0.948       0.840        8,087
                                                                               2010   0.812       0.948        9,389
                                                                               2009   0.659       0.812       23,769
                                                                               2008   0.965       0.659       24,428
                                                                               2007   1.022       0.965       28,415
                                                                               2006   1.003       1.022       27,114
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.062       1.877           --
                                                                               2013   2.228       2.062           --
                                                                               2012   1.925       2.228           --
                                                                               2011   2.431       1.925           --
                                                                               2010   2.019       2.431          383
                                                                               2009   1.227       2.019          385
                                                                               2008   2.698       1.227          386
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.815       1.645           --

                       PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.563       1.815            --
                                                                          2012   1.375       1.563            --
                                                                          2011   1.581       1.375            --
                                                                          2010   1.458       1.581            --
                                                                          2009   1.138       1.458            --
                                                                          2008   2.027       1.138            --
                                                                          2007   1.944       2.027            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.982       1.060            --
                                                                          2012   0.957       0.982            --
                                                                          2011   1.038       0.957            --
                                                                          2010   0.867       1.038         5,120
                                                                          2009   0.651       0.867            --
                                                                          2008   1.084       0.651            --
                                                                          2007   1.232       1.084            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.252       1.245        10,870
                                                                          2013   1.011       1.252        10,828
                                                                          2012   0.857       1.011        11,097
                                                                          2011   0.961       0.857        11,093
                                                                          2010   0.851       0.961         9,590
                                                                          2009   0.625       0.851        35,568
                                                                          2008   1.080       0.625        35,561
                                                                          2007   1.044       1.080        35,210
                                                                          2006   0.996       1.044        35,381
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.308       1.314         9,931
                                                                          2013   1.476       1.308         9,931
                                                                          2012   1.386       1.476         9,931
                                                                          2011   1.277       1.386         9,901
                                                                          2010   1.214       1.277         8,807
                                                                          2009   1.053       1.214         8,808
                                                                          2008   1.158       1.053         8,809
                                                                          2007   1.101       1.158         8,811
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.399       1.420        22,622
                                                                          2013   1.465       1.399        76,310
                                                                          2012   1.377       1.465       116,479
                                                                          2011   1.370       1.377       155,603
                                                                          2010   1.301       1.370        10,710
                                                                          2009   1.175       1.301        10,668
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.680       1.819            --
                                                                          2013   1.296       1.680            --
                                                                          2012   1.204       1.296            --
                                                                          2011   1.295       1.204            --
                                                                          2010   1.144       1.295            --
                                                                          2009   0.948       1.144            --
                                                                          2008   1.450       0.948            --
                                                                          2007   1.418       1.450            --
                                                                          2006   1.328       1.418            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.133       1.246            --
                                                                          2006   1.084       1.133            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.575       1.604         5,178
                                                                          2013   1.592       1.575         5,178
                                                                          2012   1.465       1.592         5,178
                                                                          2011   1.451       1.465         5,163
                                                                          2010   1.329       1.451         4,248
                                                                          2009   1.025       1.329         4,248
                                                                          2008   1.179       1.025         4,248
                                                                          2007   1.136       1.179         4,248
                                                                          2006   1.104       1.136         4,248
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.489       1.551            --
                                                                          2012   1.364       1.489            --
                                                                          2011   1.700       1.364            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.236       1.364        18,053

                      PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.949       1.236        19,521
                                                                        2012   0.826       0.949        21,118
                                                                        2011   0.883       0.826        23,079
                                                                        2010   0.775       0.883        24,575
                                                                        2009   0.672       0.775        56,041
                                                                        2008   1.083       0.672        58,463
                                                                        2007   1.070       1.083        61,476
                                                                        2006   1.001       1.070         5,967
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.641       1.778            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.490       1.557            --
                                                                        2006   1.417       1.490        15,192
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.691       1.871            --
                                                                        2013   1.294       1.691            --
                                                                        2012   1.171       1.294            --
                                                                        2011   1.200       1.171            --
                                                                        2010   1.095       1.200            --
                                                                        2009   0.943       1.095            --
                                                                        2008   1.544       0.943            --
                                                                        2007   1.544       1.544            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.192       1.243            --
                                                                        2013   1.233       1.192            --
                                                                        2012   1.177       1.233            --
                                                                        2011   1.135       1.177            --
                                                                        2010   1.075       1.135           496
                                                                        2009   1.009       1.075           498
                                                                        2008   1.073       1.009           499
                                                                        2007   1.036       1.073           500
                                                                        2006   1.005       1.036            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.392       1.476         5,700
                                                                        2013   1.065       1.392         7,050
                                                                        2012   0.956       1.065         8,374
                                                                        2011   1.079       0.956         9,906
                                                                        2010   0.924       1.079        11,347
                                                                        2009   0.739       0.924        31,749
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.900       0.876       100,232
                                                                        2013   0.924       0.900        65,623
                                                                        2012   0.949       0.924        65,627
                                                                        2011   0.974       0.949        29,233
                                                                        2010   1.001       0.974        57,134
                                                                        2009   1.023       1.001       268,657
                                                                        2008   1.021       1.023       731,272
                                                                        2007   0.998       1.021       113,659
                                                                        2006   0.983       0.998        38,077
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.692       0.720            --
                                                                        2008   1.288       0.692        34,069
                                                                        2007   1.272       1.288        35,136
                                                                        2006   1.264       1.272        35,043
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.073       1.177            --
                                                                        2012   0.953       1.073         8,830
                                                                        2011   1.044       0.953        10,432
                                                                        2010   0.936       1.044        12,588
                                                                        2009   0.790       0.936        14,138
                                                                        2008   1.330       0.790        15,811
                                                                        2007   1.312       1.330        18,047
                                                                        2006   1.288       1.312        18,053
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.710       1.850            --
                                                                        2013   1.324       1.710            --
                                                                        2012   1.226       1.324            --
                                                                        2011   1.300       1.226            --
                                                                        2010   1.159       1.300            --
                                                                        2009   0.798       1.159            --
                                                                        2008   1.510       0.798            --
                                                                        2007   1.287       1.510            --
                                                                        2006   1.328       1.287         7,029
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.886       0.957            --

                     PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.786       0.886            --
                                                                     2009   0.614       0.786            --
                                                                     2008   1.059       0.614            --
                                                                     2007   1.053       1.059            --
                                                                     2006   1.002       1.053            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.212       1.233            --
                                                                     2013   1.193       1.212            --
                                                                     2012   1.122       1.193            --
                                                                     2011   1.116       1.122            --
                                                                     2010   1.041       1.116            --
                                                                     2009   0.887       1.041            --
                                                                     2008   1.064       0.887            --
                                                                     2007   1.035       1.064            --
                                                                     2006   1.001       1.035            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.225       1.252            --
                                                                     2013   1.134       1.225            --
                                                                     2012   1.045       1.134            --
                                                                     2011   1.062       1.045            --
                                                                     2010   0.978       1.062            --
                                                                     2009   0.812       0.978            --
                                                                     2008   1.063       0.812            --
                                                                     2007   1.042       1.063            --
                                                                     2006   1.002       1.042            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.222       1.250       470,020
                                                                     2013   1.063       1.222            --
                                                                     2012   0.964       1.063            --
                                                                     2011   1.004       0.964            --
                                                                     2010   0.911       1.004            --
                                                                     2009   0.739       0.911            --
                                                                     2008   1.064       0.739            --
                                                                     2007   1.047       1.064        89,046
                                                                     2006   1.002       1.047            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.203       1.233     1,687,307
                                                                     2013   0.994       1.203            --
                                                                     2012   0.884       0.994            --
                                                                     2011   0.944       0.884            --
                                                                     2010   0.845       0.944            --
                                                                     2009   0.672       0.845        90,786
                                                                     2008   1.064       0.672        90,786
                                                                     2007   1.052       1.064            --
                                                                     2006   1.002       1.052            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.670       1.839            --
                                                                     2013   1.302       1.670            --
                                                                     2012   1.158       1.302            --
                                                                     2011   1.170       1.158            --
                                                                     2010   1.050       1.170            --
                                                                     2009   0.859       1.050            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.511       1.595            --
                                                                     2013   1.307       1.511            --
                                                                     2012   1.205       1.307            --
                                                                     2011   1.211       1.205            --
                                                                     2010   1.131       1.211           467
                                                                     2009   0.982       1.131         9,720
                                                                     2008   1.297       0.982         9,721
                                                                     2007   1.279       1.297         9,722
                                                                     2006   1.205       1.279         9,724
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.768       1.908         4,967
                                                                     2013   1.337       1.768         5,883
                                                                     2012   1.177       1.337            --
                                                                     2011   1.199       1.177            --
                                                                     2010   1.105       1.199            --
                                                                     2009   0.939       1.105            --
                                                                     2008   1.429       0.939            --
                                                                     2007   1.364       1.429            --
                                                                     2006   1.243       1.364            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   1.908       1.858            --
                                                                     2013   1.539       1.908            --

                            PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.322       1.283           --
                                                                                   2013   1.067       1.322           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.514       1.604           --
                                                                                   2013   1.120       1.514           --
                                                                                   2012   0.969       1.120           --
                                                                                   2011   1.009       0.969           --
                                                                                   2010   0.887       1.009           --
                                                                                   2009   0.637       0.887           --
                                                                                   2008   1.128       0.637           --
                                                                                   2007   1.061       1.128           --
                                                                                   2006   0.998       1.061           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.911       1.984           --
                                                                                   2013   1.361       1.911           --
                                                                                   2012   1.206       1.361           --
                                                                                   2011   1.220       1.206           --
                                                                                   2010   0.931       1.220          429
                                                                                   2009   0.689       0.931          430
                                                                                   2008   1.056       0.689          432
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.125       1.164           --
                                                                                   2006   1.067       1.125        1,227
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.092       1.095           --
                                                                                   2013   1.128       1.092           --
                                                                                   2012   1.119       1.128           --
                                                                                   2011   1.087       1.119           --
                                                                                   2010   1.054       1.087           --
                                                                                   2009   1.035       1.054           --
                                                                                   2008   1.065       1.035           --
                                                                                   2007   1.047       1.065           --
                                                                                   2006   1.019       1.047           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.407       1.515           --
                                                                                   2013   1.198       1.407           --
                                                                                   2012   1.095       1.198           --
                                                                                   2011   1.083       1.095           --
                                                                                   2010   1.014       1.083           --
                                                                                   2009   0.880       1.014           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.491       1.606           --
                                                                                   2013   1.145       1.491           --
                                                                                   2012   1.042       1.145           --
                                                                                   2011   1.115       1.042           --
                                                                                   2010   1.022       1.115          453
                                                                                   2009   0.795       1.022          454
                                                                                   2008   1.297       0.795          456
Money Market Portfolio
 Money Market Subaccount (3/02)................................................... 2006   0.978       0.983           --
                                                                                   2005   0.976       0.978       40,712
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.097       1.304           --
                                                                                   2005   1.065       1.097           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.079       1.097           --
                                                                                   2006   1.100       1.079        8,812
                                                                                   2005   1.107       1.100        8,813
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.139       1.172           --
                                                                                   2008   1.116       1.139       10,896
                                                                                   2007   1.053       1.116       11,370
                                                                                   2006   1.042       1.053       19,597
                                                                                   2005   1.044       1.042       18,682
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.811       1.954           --
                                                                                   2006   1.456       1.811           --
                                                                                   2005   1.333       1.456           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.806       1.921           --
                                                                                   2006   1.581       1.806           --
                                                                                   2005   1.516       1.581           --

                             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.246       1.322           --
                                                                                     2005   1.176       1.246           --
 Travelers Convertible Securities Subaccount (3/02)................................. 2006   1.114       1.183           --
                                                                                     2005   1.140       1.114        7,697
 Travelers Disciplined Mid Cap Stock Subaccount (3/02).............................. 2006   1.452       1.581           --
                                                                                     2005   1.326       1.452          430
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.230       1.288           --
                                                                                     2005   1.209       1.230       12,177
 Travelers Federated High Yield Subaccount (3/02)................................... 2006   1.169       1.194           --
                                                                                     2005   1.170       1.169        1,087
 Travelers Federated Stock Subaccount (3/02)........................................ 2006   1.263       1.303           --
                                                                                     2005   1.231       1.263           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.231       1.264           --
                                                                                     2005   1.163       1.231       32,707
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.102       1.168           --
                                                                                     2005   1.000       1.102           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.014       1.014           --
                                                                                     2005   1.000       1.014           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.048       1.082           --
                                                                                     2005   1.000       1.048           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.080       1.123           --
                                                                                     2005   1.000       1.080           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.025       1.042           --
                                                                                     2005   1.000       1.025           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.339       1.417           --
                                                                                     2005   1.227       1.339       15,412
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.259       1.328           --
                                                                                     2005   1.255       1.259        6,551
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.171       1.205           --
                                                                                     2005   1.168       1.171        9,725
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.154       1.243           --
                                                                                     2005   1.113       1.154           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.390       1.591           --
                                                                                     2005   1.303       1.390           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.256       1.328           --
                                                                                     2005   1.217       1.256           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.033       1.084           --
                                                                                     2005   1.000       1.033           --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.097       1.104           --
                                                                                     2005   1.087       1.097        4,248
 Travelers Quality Bond Subaccount (3/02)........................................... 2006   1.017       1.005           --
                                                                                     2005   1.028       1.017          503
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.188       1.236           --
                                                                                     2005   1.196       1.188           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.108       1.271           --
                                                                                     2005   1.000       1.108           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103       1.261           --
                                                                                     2005   1.000       1.103           --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.061       1.019           --
                                                                                     2005   1.044       1.061           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.428       1.520           --

                  PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.236       1.428          --
                                                                2012   1.146       1.236          --
                                                                2011   1.177       1.146          --
                                                                2010   1.078       1.177          --
                                                                2009   0.901       1.078          --
                                                                2008   1.237       0.901          --
                                                                2007   1.145       1.237          --
                                                                2006   1.092       1.145          --
                                                                2005   1.074       1.092          --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (3/02)............ 2009   0.883       0.854          --
                                                                2008   1.413       0.883         440
                                                                2007   1.486       1.413         441
                                                                2006   1.314       1.486         442
                                                                2005   1.296       1.314         443
 Van Kampen LIT Enterprise Subaccount (Class II) (3/02)........ 2009   0.758       0.774          --
                                                                2008   1.367       0.758          --
                                                                2007   1.248       1.367          --
                                                                2006   1.200       1.248          --
                                                                2005   1.142       1.200          --



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --
                                   Vintage L
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                                     VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.537       1.464            --
                                                                              2007   1.340       1.537            --
                                                                              2006   1.329       1.340            --
                                                                              2005   1.257       1.329            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.391       1.452            --
                                                                              2005   1.356       1.391        15,522
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.370       1.334            --
                                                                              2005   1.217       1.370            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.704       2.712        44,549
                                                                              2013   2.136       2.704        47,581
                                                                              2012   1.778       2.136        64,002
                                                                              2011   1.991       1.778        84,709
                                                                              2010   1.818       1.991       114,549
                                                                              2009   1.303       1.818       129,042
                                                                              2008   2.158       1.303       136,429
                                                                              2007   1.917       2.158       165,904
                                                                              2006   1.624       1.917       178,010
                                                                              2005   1.452       1.624       110,811
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.323       2.471       169,530
                                                                              2013   1.822       2.323       179,136
                                                                              2012   1.577       1.822       201,731
                                                                              2011   1.680       1.577       294,984
                                                                              2010   1.444       1.680       352,085
                                                                              2009   1.057       1.444       361,028
                                                                              2008   1.925       1.057       383,503
                                                                              2007   1.748       1.925       430,026
                                                                              2006   1.618       1.748       437,863
                                                                              2005   1.420       1.618       340,966
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.042       2.214       101,783
                                                                              2013   1.560       2.042       105,690
                                                                              2012   1.355       1.560       109,643
                                                                              2011   1.408       1.355       146,289
                                                                              2010   1.289       1.408       237,742
                                                                              2009   1.002       1.289       289,134
                                                                              2008   1.645       1.002       335,713
                                                                              2007   1.598       1.645       412,337
                                                                              2006   1.415       1.598       415,257
                                                                              2005   1.364       1.415       319,906
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.610       1.591            --
                                                                              2005   1.389       1.610            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.787       2.323            --
                                                                              2005   1.701       1.787         1,402
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410            --
                                                                              2005   1.202       1.298        31,491
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442            --
                                                                              2005   1.200       1.295        34,696
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678        23,861

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.901       2.444        29,108
                                                                              2012   1.668       1.901        32,881
                                                                              2011   1.747       1.668        33,251
                                                                              2010   1.522       1.747        33,503
                                                                              2009   1.145       1.522        65,761
                                                                              2008   2.035       1.145        62,270
                                                                              2007   1.767       2.035        63,885
                                                                              2006   1.615       1.767        53,585
                                                                              2005   1.410       1.615        36,247
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   3.142       3.266        54,981
                                                                              2013   2.359       3.142        60,115
                                                                              2012   2.101       2.359        57,618
                                                                              2011   2.405       2.101        65,395
                                                                              2010   1.908       2.405        70,427
                                                                              2009   1.393       1.908        98,681
                                                                              2008   2.353       1.393       100,963
                                                                              2007   2.082       2.353       110,828
                                                                              2006   1.889       2.082       108,117
                                                                              2005   1.633       1.889        93,631
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.522       1.561        55,439
                                                                              2013   1.363       1.522        81,667
                                                                              2012   1.235       1.363       102,881
                                                                              2011   1.230       1.235       150,505
                                                                              2010   1.114       1.230       172,763
                                                                              2009   0.838       1.114       231,268
                                                                              2008   1.215       0.838       233,773
                                                                              2007   1.195       1.215       262,340
                                                                              2006   1.031       1.195       247,066
                                                                              2005   1.000       1.031        77,657
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.459       1.693            --
                                                                              2005   1.347       1.459        76,699
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.314       2.438            --
                                                                              2013   1.709       2.314            --
                                                                              2012   1.573       1.709            --
                                                                              2011   1.686       1.573            --
                                                                              2010   1.348       1.686         3,157
                                                                              2009   0.958       1.348         3,160
                                                                              2008   1.699       0.958         3,164
                                                                              2007   1.558       1.699         8,785
                                                                              2006   1.463       1.558         8,788
                                                                              2005   1.424       1.463         8,791
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.490       3.171            --
                                                                              2007   2.765       3.490        37,280
                                                                              2006   2.202       2.765        38,825
                                                                              2005   1.763       2.202        25,297
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.211       1.926        40,678
                                                                              2013   1.834       2.211        45,180
                                                                              2012   1.583       1.834        48,377
                                                                              2011   1.807       1.583        58,303
                                                                              2010   1.700       1.807        57,454
                                                                              2009   1.266       1.700        63,644
                                                                              2008   2.166       1.266        64,175
                                                                              2007   1.914       2.166        61,496
                                                                              2006   1.608       1.914        83,242
                                                                              2005   1.489       1.608        77,170
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.535       1.833            --
                                                                              2005   1.438       1.535        28,099
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   3.060       3.367            --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.364       3.060            --
                                                                                   2012   2.062       2.364            --
                                                                                   2011   2.139       2.062            --
                                                                                   2010   1.738       2.139            --
                                                                                   2009   1.228       1.738            --
                                                                                   2008   2.231       1.228            --
                                                                                   2007   1.870       2.231            --
                                                                                   2006   1.684       1.870            --
                                                                                   2005   1.533       1.684            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708            --
                                                                                   2005   1.498       1.527        14,774
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
                                                                                   2006   1.328       1.397            --
                                                                                   2005   1.274       1.328            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       151,059
                                                                                   2008   1.627       0.936       245,416
                                                                                   2007   1.582       1.627       302,619
                                                                                   2006   1.401       1.582       312,124
                                                                                   2005   1.341       1.401       308,828
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959        30,723
                                                                                   2013   1.731       2.507        34,380
                                                                                   2012   1.488       1.731        38,092
                                                                                   2011   1.481       1.488        58,934
                                                                                   2010   1.209       1.481        67,194
                                                                                   2009   0.916       1.209        97,227
                                                                                   2008   1.569       0.916        82,009
                                                                                   2007   1.577       1.569       114,689
                                                                                   2006   1.479       1.577        98,666
                                                                                   2005   1.351       1.479        74,697
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.965       1.973            --
                                                                                   2013   1.517       1.965        13,116
                                                                                   2012   1.346       1.517        14,420
                                                                                   2011   1.464       1.346        14,446
                                                                                   2010   1.281       1.464        30,559
                                                                                   2009   1.010       1.281        34,946
                                                                                   2008   1.625       1.010        42,529
                                                                                   2007   1.637       1.625        47,305
                                                                                   2006   1.430       1.637        47,233
                                                                                   2005   1.392       1.430        46,087
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.073       2.256         8,553
                                                                                   2013   1.627       2.073         8,556
                                                                                   2012   1.432       1.627        14,268
                                                                                   2011   1.424       1.432        15,077
                                                                                   2010   1.289       1.424        34,900
                                                                                   2009   1.077       1.289        44,524
                                                                                   2008   1.555       1.077        65,888
                                                                                   2007   1.463       1.555       101,995
                                                                                   2006   1.300       1.463       102,156
                                                                                   2005   1.272       1.300       103,012
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.011       0.988            --
                                                                                   2008   1.461       1.011            --
                                                                                   2007   1.465       1.461        88,545
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.289       1.360            --
                                                                                   2010   1.167       1.289        96,939
                                                                                   2009   0.849       1.167        96,437
                                                                                   2008   1.497       0.849       106,420
                                                                                   2007   1.500       1.497       132,984
                                                                                   2006   1.347       1.500       280,040
                                                                                   2005   1.305       1.347       333,147
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.281       1.390            --

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.168       1.281            --
                                                                                  2009   0.976       1.168            --
                                                                                  2008   1.394       0.976            --
                                                                                  2007   1.336       1.394            --
                                                                                  2006   1.156       1.336            --
                                                                                  2005   1.181       1.156            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090            --
                                                                                  2013   1.520       1.877            --
                                                                                  2012   1.358       1.520            --
                                                                                  2011   1.385       1.358            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876        23,255
                                                                                  2013   1.369       1.687        23,271
                                                                                  2012   1.225       1.369        23,678
                                                                                  2011   1.160       1.225        23,711
                                                                                  2010   1.055       1.160        23,748
                                                                                  2009   0.878       1.055        39,167
                                                                                  2008   1.377       0.878        55,768
                                                                                  2007   1.334       1.377       145,958
                                                                                  2006   1.231       1.334       247,198
                                                                                  2005   1.205       1.231       291,599
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353         6,671
                                                                                  2013   1.559       2.106        10,702
                                                                                  2012   1.321       1.559        16,934
                                                                                  2011   1.357       1.321        17,138
                                                                                  2010   1.260       1.357        20,335
                                                                                  2009   0.903       1.260        20,134
                                                                                  2008   1.469       0.903        19,973
                                                                                  2007   1.424       1.469        20,026
                                                                                  2006   1.388       1.424        20,131
                                                                                  2005   1.346       1.388        19,925
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287            --
                                                                                  2013   1.609       2.088         1,082
                                                                                  2012   1.410       1.609         1,083
                                                                                  2011   1.370       1.410         1,084
                                                                                  2010   1.277       1.370         1,085
                                                                                  2009   1.046       1.277         1,086
                                                                                  2008   1.658       1.046         1,088
                                                                                  2007   1.628       1.658         1,089
                                                                                  2006   1.405       1.628         1,090
                                                                                  2005   1.345       1.405         1,091
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.511       2.661        38,206
                                                                                  2013   1.865       2.511        41,101
                                                                                  2012   1.614       1.865        41,283
                                                                                  2011   1.714       1.614        43,645
                                                                                  2010   1.427       1.714        48,916
                                                                                  2009   1.070       1.427        50,360
                                                                                  2008   1.687       1.070        51,120
                                                                                  2007   1.607       1.687        56,923
                                                                                  2006   1.428       1.607        59,593
                                                                                  2005   1.345       1.428        62,454
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341        17,828
                                                                                  2013   2.272       3.275        20,056
                                                                                  2012   1.941       2.272        22,710
                                                                                  2011   1.953       1.941        22,832
                                                                                  2010   1.592       1.953        22,956
                                                                                  2009   1.137       1.592        23,192
                                                                                  2008   1.957       1.137        25,509
                                                                                  2007   1.815       1.957        25,369
                                                                                  2006   1.642       1.815         5,625
                                                                                  2005   1.597       1.642         3,179
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924            --
                                                                                  2008   1.551       0.950         1,309
                                                                                  2007   1.509       1.551         1,314
                                                                                  2006   1.337       1.509         4,462
                                                                                  2005   1.308       1.337         4,470
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.421       1.443            --
                                                                                  2006   1.291       1.421        88,545
                                                                                  2005   1.272       1.291        88,545

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.895       0.958            --
                                                                                      2009   0.777       0.895            --
                                                                                      2008   1.006       0.777            --
                                                                                      2007   1.013       1.006         6,368
                                                                                      2006   0.993       1.013         8,876
                                                                                      2005   0.989       0.993         8,879
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.301       1.325            --
                                                                                      2010   1.190       1.301            --
                                                                                      2009   1.018       1.190            --
                                                                                      2008   1.202       1.018            --
                                                                                      2007   1.202       1.202            --
                                                                                      2006   1.164       1.202         2,313
                                                                                      2005   1.158       1.164         2,316
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.239       2.187         2,438
                                                                                      2013   2.091       2.239        23,751
                                                                                      2012   1.810       2.091        22,431
                                                                                      2011   1.803       1.810        25,073
                                                                                      2010   1.578       1.803        29,843
                                                                                      2009   1.006       1.578        21,469
                                                                                      2008   1.466       1.006        30,629
                                                                                      2007   1.491       1.466        62,164
                                                                                      2006   1.371       1.491        64,836
                                                                                      2005   1.363       1.371        67,002
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.024       1.017            --
                                                                                      2009   1.042       1.024        19,433
                                                                                      2008   1.037       1.042       186,492
                                                                                      2007   1.008       1.037        60,209
                                                                                      2006   0.983       1.008        60,211
                                                                                      2005   0.975       0.983        61,140
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.640       1.718            --
                                                                                      2006   1.417       1.640         2,252
                                                                                      2005   1.389       1.417         2,252
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.749       1.864            --
                                                                                      2006   1.580       1.749        27,505
                                                                                      2005   1.537       1.580        27,155
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.592       1.653            --
                                                                                      2006   1.385       1.592        37,493
                                                                                      2005   1.369       1.385        36,659
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.780       1.960            --
                                                                                      2006   1.618       1.780        62,613
                                                                                      2005   1.525       1.618        57,739
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.027       1.145        24,119
                                                                                      2013   1.010       1.027        74,435
                                                                                      2012   0.816       1.010        17,750
                                                                                      2011   0.879       0.816        17,811
                                                                                      2010   0.771       0.879        17,815
                                                                                      2009   0.582       0.771         2,666
                                                                                      2008   1.016       0.582         2,675
                                                                                      2007   1.217       1.016         2,683
                                                                                      2006   1.003       1.217         7,846
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.476       2.575            --
                                                                                      2013   1.956       2.476            --
                                                                                      2012   1.625       1.956        81,430
                                                                                      2011   1.789       1.625        67,032
                                                                                      2010   1.664       1.789        68,708
                                                                                      2009   1.185       1.664        17,254
                                                                                      2008   2.080       1.185        17,597
                                                                                      2007   1.626       2.080        10,814
                                                                                      2006   1.591       1.626         3,406
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.567       2.881            --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.616       2.423        16,605
                                                                               2013   2.040       2.616        33,665
                                                                               2012   1.608       2.040        12,494
                                                                               2011   1.907       1.608        13,019
                                                                               2010   1.668       1.907        50,748
                                                                               2009   1.094       1.668        18,217
                                                                               2008   1.884       1.094        18,280
                                                                               2007   1.938       1.884        19,288
                                                                               2006   1.764       1.938        26,158
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.308       1.406        29,312
                                                                               2013   1.024       1.308        32,484
                                                                               2012   0.911       1.024        32,773
                                                                               2011   0.965       0.911        33,100
                                                                               2010   0.785       0.965        40,877
                                                                               2009   0.633       0.785        73,236
                                                                               2008   1.054       0.633        85,284
                                                                               2007   1.069       1.054       119,580
                                                                               2006   1.002       1.069         8,374
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.110       2.237        23,368
                                                                               2013   1.531       2.110        39,668
                                                                               2012   1.318       1.531        11,785
                                                                               2011   1.357       1.318            --
                                                                               2010   1.094       1.357            --
                                                                               2009   0.832       1.094            --
                                                                               2008   1.382       0.832            --
                                                                               2007   1.266       1.382            --
                                                                               2006   1.279       1.266            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.856       1.904            --
                                                                               2013   1.421       1.856            --
                                                                               2012   1.254       1.421            --
                                                                               2011   1.423       1.254            --
                                                                               2010   1.215       1.423            --
                                                                               2009   0.960       1.215            --
                                                                               2008   1.310       0.960         3,355
                                                                               2007   1.349       1.310         3,355
                                                                               2006   1.269       1.349         3,355
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881            --
                                                                               2007   1.429       1.567         5,199
                                                                               2006   1.450       1.429         5,199
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       132,219
                                                                               2011   1.227       1.121       148,878
                                                                               2010   1.176       1.227       149,731
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257            --
                                                                               2013   0.961       1.221            --
                                                                               2012   0.840       0.961            --
                                                                               2011   0.985       0.840            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305        73,731
                                                                               2013   1.008       1.309        84,628
                                                                               2012   0.872       1.008        91,695
                                                                               2011   0.977       0.872       110,292
                                                                               2010   0.831       0.977       127,384
                                                                               2009   0.671       0.831       134,305
                                                                               2008   0.975       0.671       146,739
                                                                               2007   1.026       0.975       178,099
                                                                               2006   1.003       1.026        75,289
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        21,463
                                                                               2013   2.704       2.519        22,251
                                                                               2012   2.321       2.704        21,370
                                                                               2011   2.912       2.321        31,878
                                                                               2010   2.403       2.912        29,842
                                                                               2009   1.451       2.403        36,089
                                                                               2008   3.176       1.451        39,871
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.762       2.060            --
                                                                          2012   1.541       1.762            --
                                                                          2011   1.760       1.541            --
                                                                          2010   1.612       1.760            --
                                                                          2009   1.250       1.612            --
                                                                          2008   2.213       1.250            --
                                                                          2007   2.113       2.213            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.031       1.116            --
                                                                          2012   0.999       1.031            --
                                                                          2011   1.076       0.999            --
                                                                          2010   0.894       1.076            --
                                                                          2009   0.667       0.894            --
                                                                          2008   1.102       0.667            --
                                                                          2007   1.247       1.102            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318        93,112
                                                                          2013   1.056       1.316       170,182
                                                                          2012   0.889       1.056        42,316
                                                                          2011   0.991       0.889        43,310
                                                                          2010   0.872       0.991        75,482
                                                                          2009   0.636       0.872       119,471
                                                                          2008   1.092       0.636       125,771
                                                                          2007   1.048       1.092       153,162
                                                                          2006   0.996       1.048       141,496
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412        57,781
                                                                          2013   1.565       1.396        58,277
                                                                          2012   1.461       1.565       240,275
                                                                          2011   1.337       1.461       102,544
                                                                          2010   1.262       1.337        77,187
                                                                          2009   1.088       1.262       119,933
                                                                          2008   1.189       1.088       123,065
                                                                          2007   1.126       1.189       138,068
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554        77,836
                                                                          2013   1.583       1.522       137,473
                                                                          2012   1.478       1.583       135,830
                                                                          2011   1.462       1.478       257,831
                                                                          2010   1.378       1.462       282,181
                                                                          2009   1.240       1.378       243,927
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106            --
                                                                          2013   1.481       1.932            --
                                                                          2012   1.367       1.481            --
                                                                          2011   1.461       1.367            --
                                                                          2010   1.282       1.461            --
                                                                          2009   1.056       1.282            --
                                                                          2008   1.604       1.056            --
                                                                          2007   1.559       1.604            --
                                                                          2006   1.453       1.559            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.144       1.262            --
                                                                          2006   1.090       1.144            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.677       1.719        45,133
                                                                          2013   1.684       1.677        94,741
                                                                          2012   1.540       1.684        56,749
                                                                          2011   1.516       1.540        56,111
                                                                          2010   1.379       1.516        57,729
                                                                          2009   1.057       1.379        45,868
                                                                          2008   1.208       1.057        57,339
                                                                          2007   1.156       1.208        96,041
                                                                          2006   1.119       1.156       100,478
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.293       1.435        42,597
                                                                          2013   0.986       1.293        49,061
                                                                          2012   0.853       0.986        81,442
                                                                          2011   0.906       0.853       100,667
                                                                          2010   0.790       0.906       115,396
                                                                          2009   0.681       0.790       158,859
                                                                          2008   1.091       0.681       182,328
                                                                          2007   1.073       1.091       281,284
                                                                          2006   1.001       1.073       213,216
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.975       2.149         8,930

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691           --
                                                                        2006   1.529       1.615           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137           --
                                                                        2013   1.459       1.919        6,314
                                                                        2012   1.312       1.459        6,314
                                                                        2011   1.335       1.312        6,314
                                                                        2010   1.210       1.335        6,314
                                                                        2009   1.036       1.210           --
                                                                        2008   1.685       1.036           --
                                                                        2007   1.677       1.685           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.317       1.380        4,531
                                                                        2013   1.356       1.317        4,535
                                                                        2012   1.288       1.356        5,572
                                                                        2011   1.235       1.288        6,105
                                                                        2010   1.165       1.235       31,956
                                                                        2009   1.087       1.165       35,829
                                                                        2008   1.150       1.087       40,280
                                                                        2007   1.106       1.150       46,243
                                                                        2006   1.068       1.106       48,617
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.566       1.671       21,985
                                                                        2013   1.190       1.566       21,985
                                                                        2012   1.062       1.190       26,513
                                                                        2011   1.190       1.062       26,517
                                                                        2010   1.013       1.190       26,522
                                                                        2009   0.806       1.013       27,245
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.945       0.927       10,973
                                                                        2013   0.964       0.945       10,973
                                                                        2012   0.984       0.964       10,973
                                                                        2011   1.004       0.984       10,973
                                                                        2010   1.017       1.004       19,430
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.780       0.770           --
                                                                        2008   1.332       0.780           --
                                                                        2007   1.360       1.332           --
                                                                        2006   1.327       1.360           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785           --
                                                                        2008   1.393       0.753       27,250
                                                                        2007   1.367       1.393       27,254
                                                                        2006   1.352       1.367       27,257
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364           --
                                                                        2012   1.095       1.241       44,169
                                                                        2011   1.191       1.095       44,175
                                                                        2010   1.062       1.191       44,181
                                                                        2009   0.890       1.062       64,613
                                                                        2008   1.489       0.890       64,624
                                                                        2007   1.459       1.489       64,633
                                                                        2006   1.426       1.459       64,641
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302        3,196
                                                                        2013   1.627       2.115        6,627
                                                                        2012   1.497       1.627        6,746
                                                                        2011   1.577       1.497        6,549
                                                                        2010   1.396       1.577       10,056
                                                                        2009   0.955       1.396       10,753
                                                                        2008   1.795       0.955       11,055
                                                                        2007   1.521       1.795       11,926
                                                                        2006   1.562       1.521       19,806
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340           --
                                                                        2013   1.630       2.189           --
                                                                        2012   1.436       1.630           --
                                                                        2011   1.458       1.436           --
                                                                        2010   1.332       1.458           --
                                                                        2009   0.971       1.332           --
                                                                        2008   1.468       0.971           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988           --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.805       0.913            --
                                                                     2009   0.625       0.805            --
                                                                     2008   1.070       0.625        27,656
                                                                     2007   1.057       1.070        27,688
                                                                     2006   1.002       1.057        27,716
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.274       1.305            --
                                                                     2013   1.246       1.274            --
                                                                     2012   1.165       1.246            --
                                                                     2011   1.151       1.165            --
                                                                     2010   1.067       1.151            --
                                                                     2009   0.903       1.067            --
                                                                     2008   1.076       0.903            --
                                                                     2007   1.040       1.076            --
                                                                     2006   1.001       1.040        38,308
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.288       1.325            --
                                                                     2013   1.185       1.288            --
                                                                     2012   1.084       1.185            --
                                                                     2011   1.095       1.084            --
                                                                     2010   1.001       1.095            --
                                                                     2009   0.826       1.001            --
                                                                     2008   1.075       0.826            --
                                                                     2007   1.046       1.075            --
                                                                     2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.285       1.323        80,600
                                                                     2013   1.111       1.285        83,419
                                                                     2012   1.001       1.111        86,190
                                                                     2011   1.035       1.001        89,321
                                                                     2010   0.933       1.035        92,599
                                                                     2009   0.752       0.933        38,802
                                                                     2008   1.076       0.752        38,828
                                                                     2007   1.052       1.076        38,903
                                                                     2006   1.002       1.052           982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.265       1.304        66,499
                                                                     2013   1.038       1.265        66,522
                                                                     2012   0.918       1.038        66,547
                                                                     2011   0.973       0.918       250,054
                                                                     2010   0.865       0.973       259,722
                                                                     2009   0.684       0.865       270,766
                                                                     2008   1.075       0.684       285,703
                                                                     2007   1.057       1.075       294,393
                                                                     2006   1.002       1.057       273,532
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.914       2.122        25,458
                                                                     2013   1.483       1.914        59,363
                                                                     2012   1.311       1.483         1,290
                                                                     2011   1.315       1.311         1,294
                                                                     2010   1.172       1.315         1,299
                                                                     2009   0.955       1.172         1,304
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.687       1.793        86,649
                                                                     2013   1.449       1.687        90,861
                                                                     2012   1.328       1.449        94,919
                                                                     2011   1.326       1.328        98,056
                                                                     2010   1.231       1.326       107,144
                                                                     2009   1.061       1.231       130,012
                                                                     2008   1.393       1.061       140,304
                                                                     2007   1.365       1.393       164,171
                                                                     2006   1.280       1.365       168,730
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.883       2.045        42,301
                                                                     2013   1.415       1.883        55,944
                                                                     2012   1.238       1.415        24,145
                                                                     2011   1.252       1.238        24,223
                                                                     2010   1.146       1.252        37,381
                                                                     2009   0.968       1.146        38,669
                                                                     2008   1.464       0.968        43,369
                                                                     2007   1.387       1.464        53,875
                                                                     2006   1.259       1.387        51,954
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2014   1.398       1.366            --
                                                                     2013   1.124       1.398            --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.727
                                                                                           2013   1.321
                                                                                           2012   1.197
                                                                                           2011   1.357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.115
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
                                                                                           2006   1.076
                                                                                           2005   1.071
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
                                                                                           2006   1.569
                                                                                           2005   1.427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138
                                                                                           2006   1.860
                                                                                           2005   1.773
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.364
                                                                                           2005   1.279
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.359
                                                                                           2005   1.327
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.314
                                                                                           2005   1.233
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.107
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.018
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.052
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.085
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.080
                                                                                           2005   1.087
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.442
                                                                                           2005   1.313
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.478
                                                                                           2005   1.463
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.242
                                                                                           2005   1.230
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.166
                                                                                           2005   1.118



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.698            --
                                                                                           1.591            --
                                                                                           1.170            --
                                                                                           1.006            --
                                                                                           1.040            --
                                                                                           0.909            --
                                                                                           0.648            --
                                                                                           1.140            --
                                                                                           1.066            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.492            --
                                                                                           1.445            --
                                                                                           1.462            --
                                                                                           1.341            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.868        67,986
                                                                                           1.727        88,710
                                                                                           1.321        89,414
                                                                                           1.197        89,301
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121            --
                                                                                           1.101       123,795
                                                                                           1.115       157,960
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237            --
                                                                                           1.199       194,527
                                                                                           1.167       241,997
                                                                                           1.095       225,507
                                                                                           1.076       217,671
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124            --
                                                                                           1.965            --
                                                                                           1.569            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.280            --
                                                                                           2.138        46,357
                                                                                           1.860        43,405
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.450            --
                                                                                           1.364         5,199
 Travelers Equity Income Subaccount (11/99)............................................... 1.426            --
                                                                                           1.359        64,649
 Travelers Large Cap Subaccount (11/99)................................................... 1.352            --
                                                                                           1.314         3,521
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.175            --
                                                                                           1.107        23,645
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.021            --
                                                                                           1.018        37,600
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.088            --
                                                                                           1.052           329
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.130            --
                                                                                           1.085        43,756
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.048            --
                                                                                           1.029            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.068            --
                                                                                           1.080        50,303
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.529            --
                                                                                           1.442            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.562            --
                                                                                           1.478        10,746
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.280            --
                                                                                           1.242       145,919
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.259            --
                                                                                           1.166        44,123

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.537       1.764           --
                                                                          2005   1.432       1.537       27,884
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.372       1.453           --
                                                                          2005   1.320       1.372           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.037       1.090           --
                                                                          2005   1.000       1.037           --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.109       1.119           --
                                                                          2005   1.091       1.109       93,381
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.361       1.418           --
                                                                          2005   1.361       1.361       22,633
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.112       1.279           --
                                                                          2005   1.000       1.112           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.269           --
                                                                          2005   1.000       1.108           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.280       1.327           --
                                                                          2005   1.211       1.280           --







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.198       1.141            --
                                                                         2007   1.045       1.198        63,645
                                                                         2006   1.037       1.045        96,126
                                                                         2005   0.981       1.037       144,555
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.135       1.184            --
                                                                         2005   1.107       1.135       191,901
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.156       1.126            --
                                                                         2005   1.028       1.156       347,920
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.712       2.719       156,545
                                                                         2013   2.143       2.712       150,833
                                                                         2012   1.785       2.143       320,716
                                                                         2011   2.000       1.785       365,372
                                                                         2010   1.826       2.000       411,002
                                                                         2009   1.310       1.826       492,396
                                                                         2008   2.171       1.310       503,803
                                                                         2007   1.929       2.171       688,333
                                                                         2006   1.635       1.929       927,883
                                                                         2005   1.463       1.635     1,027,930
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.203       2.342       414,468
                                                                         2013   1.728       2.203       751,661
                                                                         2012   1.496       1.728       832,671
                                                                         2011   1.596       1.496       857,397
                                                                         2010   1.372       1.596       982,574
                                                                         2009   1.005       1.372     1,634,039
                                                                         2008   1.830       1.005     1,731,530
                                                                         2007   1.663       1.830     2,194,734
                                                                         2006   1.540       1.663     3,051,113
                                                                         2005   1.353       1.540     3,359,314
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.911       2.071       411,979

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.461       1.911       446,005
                                                                              2012   1.269       1.461       909,813
                                                                              2011   1.320       1.269       967,941
                                                                              2010   1.209       1.320     1,225,463
                                                                              2009   0.940       1.209     1,497,875
                                                                              2008   1.544       0.940     1,807,005
                                                                              2007   1.501       1.544     2,621,532
                                                                              2006   1.330       1.501     3,467,098
                                                                              2005   1.282       1.330     4,282,897
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.287       1.272            --
                                                                              2005   1.111       1.287        48,830
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.690       2.196            --
                                                                              2005   1.609       1.690       247,390
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.297       1.408            --
                                                                              2005   1.201       1.297        50,359
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440            --
                                                                              2005   1.199       1.294        21,349
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.432       2.665        97,946
                                                                              2013   1.893       2.432       172,874
                                                                              2012   1.662       1.893       181,903
                                                                              2011   1.742       1.662       163,461
                                                                              2010   1.518       1.742       208,968
                                                                              2009   1.142       1.518       226,352
                                                                              2008   2.032       1.142       204,716
                                                                              2007   1.765       2.032       274,092
                                                                              2006   1.614       1.765       334,170
                                                                              2005   1.410       1.614       343,333
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.702       2.807       123,305
                                                                              2013   2.030       2.702       140,851
                                                                              2012   1.809       2.030       168,249
                                                                              2011   2.071       1.809       187,933
                                                                              2010   1.644       2.071       210,772
                                                                              2009   1.201       1.644       289,772
                                                                              2008   2.030       1.201       341,738
                                                                              2007   1.796       2.030       357,352
                                                                              2006   1.631       1.796       459,141
                                                                              2005   1.411       1.631       445,909
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.516       1.554       182,769
                                                                              2013   1.358       1.516       185,978
                                                                              2012   1.230       1.358       226,415
                                                                              2011   1.227       1.230       230,411
                                                                              2010   1.111       1.227       212,091
                                                                              2009   0.836       1.111       209,880
                                                                              2008   1.214       0.836       277,536
                                                                              2007   1.194       1.214       131,920
                                                                              2006   1.031       1.194        79,379
                                                                              2005   1.000       1.031            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.233       1.430            --
                                                                              2005   1.138       1.233       606,220
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.036       2.144        15,410
                                                                              2013   1.505       2.036        15,461
                                                                              2012   1.386       1.505        15,669
                                                                              2011   1.486       1.386        31,053
                                                                              2010   1.188       1.486        44,417
                                                                              2009   0.845       1.188        93,891
                                                                              2008   1.500       0.845       148,857
                                                                              2007   1.376       1.500       239,163
                                                                              2006   1.292       1.376       189,938
                                                                              2005   1.259       1.292       139,790
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.482       3.163            --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.760       3.482       112,593
                                                                                   2006   2.199       2.760       115,958
                                                                                   2005   1.761       2.199        75,757
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.011       1.751       128,390
                                                                                   2013   1.669       2.011       129,058
                                                                                   2012   1.441       1.669       136,067
                                                                                   2011   1.646       1.441       145,563
                                                                                   2010   1.550       1.646       173,729
                                                                                   2009   1.154       1.550       461,577
                                                                                   2008   1.976       1.154       676,353
                                                                                   2007   1.747       1.976       729,839
                                                                                   2006   1.469       1.747       853,741
                                                                                   2005   1.361       1.469       908,858
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.237       1.477            --
                                                                                   2005   1.160       1.237       145,298
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.524       2.776        52,842
                                                                                   2013   1.951       2.524        68,990
                                                                                   2012   1.703       1.951        66,980
                                                                                   2011   1.767       1.703         8,560
                                                                                   2010   1.437       1.767         8,567
                                                                                   2009   1.015       1.437         4,537
                                                                                   2008   1.846       1.015         5,932
                                                                                   2007   1.548       1.846         5,940
                                                                                   2006   1.394       1.548         1,658
                                                                                   2005   1.270       1.394         1,665
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.525       1.705            --
                                                                                   2005   1.497       1.525        27,875
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.247       1.326            --
                                                                                   2006   1.186       1.247        91,056
                                                                                   2005   1.139       1.186       104,096
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.231       1.302            --
                                                                                   2009   1.039       1.231       190,147
                                                                                   2008   1.808       1.039       190,195
                                                                                   2007   1.759       1.808       190,306
                                                                                   2006   1.559       1.759       443,829
                                                                                   2005   1.493       1.559       450,103
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.098       2.475       443,237
                                                                                   2013   1.449       2.098       463,457
                                                                                   2012   1.246       1.449       550,833
                                                                                   2011   1.241       1.246       646,832
                                                                                   2010   1.013       1.241       764,367
                                                                                   2009   0.769       1.013     1,283,152
                                                                                   2008   1.317       0.769     1,410,045
                                                                                   2007   1.324       1.317     1,574,995
                                                                                   2006   1.242       1.324     2,005,877
                                                                                   2005   1.136       1.242     2,435,820
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.829       1.836            --
                                                                                   2013   1.412       1.829       443,920
                                                                                   2012   1.254       1.412       590,256
                                                                                   2011   1.364       1.254       690,899
                                                                                   2010   1.194       1.364       722,779
                                                                                   2009   0.942       1.194       833,873
                                                                                   2008   1.517       0.942       899,751
                                                                                   2007   1.529       1.517     1,139,248
                                                                                   2006   1.336       1.529       951,440
                                                                                   2005   1.301       1.336     1,396,128
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.938       2.107       389,538

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.521       1.938       518,360
                                                                                  2012   1.340       1.521       557,956
                                                                                  2011   1.333       1.340       531,080
                                                                                  2010   1.208       1.333       712,415
                                                                                  2009   1.009       1.208       817,848
                                                                                  2008   1.458       1.009       748,127
                                                                                  2007   1.372       1.458       952,825
                                                                                  2006   1.220       1.372     1,264,599
                                                                                  2005   1.194       1.220     1,428,707
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.119       1.093            --
                                                                                  2008   1.618       1.119       144,847
                                                                                  2007   1.622       1.618       177,401
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.404       1.481            --
                                                                                  2010   1.272       1.404       316,419
                                                                                  2009   0.926       1.272       437,151
                                                                                  2008   1.633       0.926       607,147
                                                                                  2007   1.637       1.633       871,180
                                                                                  2006   1.470       1.637     1,058,218
                                                                                  2005   1.426       1.470     1,528,706
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.083       1.174            --
                                                                                  2010   0.987       1.083        18,412
                                                                                  2009   0.826       0.987        18,412
                                                                                  2008   1.180       0.826        18,412
                                                                                  2007   1.132       1.180        20,957
                                                                                  2006   0.979       1.132        40,671
                                                                                  2005   1.001       0.979        40,671
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.584       1.763         7,310
                                                                                  2013   1.284       1.584         9,725
                                                                                  2012   1.147       1.284        11,701
                                                                                  2011   1.171       1.147        16,072
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.776       1.974       439,257
                                                                                  2013   1.442       1.776       453,503
                                                                                  2012   1.290       1.442       512,488
                                                                                  2011   1.223       1.290       505,296
                                                                                  2010   1.113       1.223       569,393
                                                                                  2009   0.927       1.113       759,821
                                                                                  2008   1.454       0.927     1,057,554
                                                                                  2007   1.409       1.454     1,246,258
                                                                                  2006   1.301       1.409     1,505,223
                                                                                  2005   1.274       1.301     1,756,267
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.927       2.152       172,345
                                                                                  2013   1.426       1.927       239,228
                                                                                  2012   1.210       1.426       314,247
                                                                                  2011   1.243       1.210       363,761
                                                                                  2010   1.155       1.243       372,908
                                                                                  2009   0.828       1.155       461,768
                                                                                  2008   1.348       0.828       538,204
                                                                                  2007   1.307       1.348       587,902
                                                                                  2006   1.275       1.307       627,954
                                                                                  2005   1.237       1.275       735,016
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.851       2.025       175,770
                                                                                  2013   1.427       1.851       176,980
                                                                                  2012   1.250       1.427       197,283
                                                                                  2011   1.216       1.250       252,331
                                                                                  2010   1.134       1.216       267,315
                                                                                  2009   0.930       1.134       235,588
                                                                                  2008   1.474       0.930       535,985
                                                                                  2007   1.448       1.474       555,205
                                                                                  2006   1.250       1.448       427,683
                                                                                  2005   1.197       1.250       522,604
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.497       2.644        93,242

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.855       2.497        95,154
                                                                                      2012   1.606       1.855        96,213
                                                                                      2011   1.706       1.606       110,000
                                                                                      2010   1.421       1.706       153,614
                                                                                      2009   1.067       1.421       153,848
                                                                                      2008   1.682       1.067       209,698
                                                                                      2007   1.603       1.682       222,523
                                                                                      2006   1.425       1.603       310,542
                                                                                      2005   1.343       1.425       403,704
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.696       2.749        74,801
                                                                                      2013   1.871       2.696        77,787
                                                                                      2012   1.599       1.871        81,170
                                                                                      2011   1.610       1.599        88,702
                                                                                      2010   1.313       1.610       103,566
                                                                                      2009   0.939       1.313       120,371
                                                                                      2008   1.616       0.939       156,691
                                                                                      2007   1.499       1.616       203,696
                                                                                      2006   1.357       1.499       213,822
                                                                                      2005   1.320       1.357       245,178
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.850       0.826            --
                                                                                      2008   1.388       0.850       152,863
                                                                                      2007   1.351       1.388       242,321
                                                                                      2006   1.198       1.351       246,110
                                                                                      2005   1.173       1.198       434,032
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.575       1.598            --
                                                                                      2006   1.432       1.575       192,880
                                                                                      2005   1.411       1.432       212,838
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954        27,308
                                                                                      2009   0.775       0.892        26,679
                                                                                      2008   1.004       0.775        24,497
                                                                                      2007   1.011       1.004        25,789
                                                                                      2006   0.991       1.011        35,261
                                                                                      2005   0.989       0.991        38,858
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.332       1.357            --
                                                                                      2010   1.219       1.332       133,803
                                                                                      2009   1.043       1.219       150,239
                                                                                      2008   1.232       1.043       165,544
                                                                                      2007   1.234       1.232       214,402
                                                                                      2006   1.195       1.234       359,004
                                                                                      2005   1.189       1.195       658,183
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.172       2.121       129,790
                                                                                      2013   2.030       2.172       135,240
                                                                                      2012   1.758       2.030       142,383
                                                                                      2011   1.753       1.758       149,311
                                                                                      2010   1.534       1.753       185,504
                                                                                      2009   0.979       1.534       253,023
                                                                                      2008   1.427       0.979       266,982
                                                                                      2007   1.452       1.427       328,399
                                                                                      2006   1.336       1.452       469,487
                                                                                      2005   1.329       1.336       532,888
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.013       1.006            --
                                                                                      2009   1.032       1.013       717,485
                                                                                      2008   1.026       1.032     1,424,947
                                                                                      2007   0.998       1.026       637,345
                                                                                      2006   0.974       0.998       228,585
                                                                                      2005   0.967       0.974       336,949
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.411       1.478            --
                                                                                      2006   1.219       1.411       595,112
                                                                                      2005   1.196       1.219       710,038
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.584       1.688            --
                                                                                      2006   1.432       1.584        51,993
                                                                                      2005   1.394       1.432        61,578
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.589       1.649            --
                                                                          2006   1.383       1.589     1,067,268
                                                                          2005   1.368       1.383     1,103,425
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.777       1.956            --
                                                                          2006   1.616       1.777       798,547
                                                                          2005   1.524       1.616       848,933
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.023       1.140        28,868
                                                                          2013   1.007       1.023        30,402
                                                                          2012   0.814       1.007        54,747
                                                                          2011   0.877       0.814        74,644
                                                                          2010   0.770       0.877        96,519
                                                                          2009   0.581       0.770       137,131
                                                                          2008   1.015       0.581       175,735
                                                                          2007   1.216       1.015       312,931
                                                                          2006   1.003       1.216       466,627
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.972       2.050            --
                                                                          2013   1.559       1.972        31,322
                                                                          2012   1.295       1.559        31,965
                                                                          2011   1.427       1.295        67,702
                                                                          2010   1.328       1.427        68,079
                                                                          2009   0.946       1.328        64,050
                                                                          2008   1.661       0.946        68,723
                                                                          2007   1.300       1.661        51,966
                                                                          2006   1.272       1.300        48,840
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.044       2.293        30,220
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.187       2.024       270,631
                                                                          2013   1.706       2.187       354,122
                                                                          2012   1.346       1.706       387,293
                                                                          2011   1.597       1.346       350,067
                                                                          2010   1.397       1.597       399,145
                                                                          2009   0.917       1.397       349,810
                                                                          2008   1.579       0.917       370,486
                                                                          2007   1.626       1.579       412,945
                                                                          2006   1.480       1.626       453,404
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.303       1.400       125,189
                                                                          2013   1.021       1.303       291,349
                                                                          2012   0.909       1.021       307,544
                                                                          2011   0.963       0.909       325,661
                                                                          2010   0.783       0.963       367,147
                                                                          2009   0.632       0.783       928,176
                                                                          2008   1.053       0.632       958,675
                                                                          2007   1.069       1.053     1,143,115
                                                                          2006   1.002       1.069        27,728
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.100       2.226        29,533
                                                                          2013   1.526       2.100         2,363
                                                                          2012   1.314       1.526         2,363
                                                                          2011   1.353       1.314        25,880
                                                                          2010   1.092       1.353        15,851
                                                                          2009   0.830       1.092         1,792
                                                                          2008   1.380       0.830         1,792
                                                                          2007   1.265       1.380         1,792
                                                                          2006   1.278       1.265            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.848       1.895        45,666
                                                                          2013   1.416       1.848        14,218
                                                                          2012   1.250       1.416        15,798
                                                                          2011   1.419       1.250        29,730
                                                                          2010   1.212       1.419        28,707
                                                                          2009   0.958       1.212         6,991
                                                                          2008   1.308       0.958         6,015
                                                                          2007   1.348       1.308         5,718
                                                                          2006   1.269       1.348         2,871
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.817       0.775            --
                                                                          2008   1.454       0.817        24,483
                                                                          2007   1.326       1.454         8,822
                                                                          2006   1.346       1.326        10,530
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.579       1.579            --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.488       1.579            --
                                                                               2012   1.243       1.488       133,515
                                                                               2011   1.362       1.243       133,656
                                                                               2010   1.306       1.362       205,364
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252            --
                                                                               2013   0.958       1.216            --
                                                                               2012   0.838       0.958            --
                                                                               2011   0.983       0.838            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       361,591
                                                                               2013   1.005       1.304       373,053
                                                                               2012   0.869       1.005       397,004
                                                                               2011   0.975       0.869       483,571
                                                                               2010   0.830       0.975       465,585
                                                                               2009   0.670       0.830       525,205
                                                                               2008   0.974       0.670       523,515
                                                                               2007   1.026       0.974       573,020
                                                                               2006   1.003       1.026       131,901
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.505       2.294       127,412
                                                                               2013   2.691       2.505        66,063
                                                                               2012   2.311       2.691        70,138
                                                                               2011   2.901       2.311        91,797
                                                                               2010   2.395       2.901        76,777
                                                                               2009   1.447       2.395        86,880
                                                                               2008   3.168       1.447        96,034
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.890       1.723       108,730
                                                                               2013   1.618       1.890       112,550
                                                                               2012   1.415       1.618       120,014
                                                                               2011   1.617       1.415       124,348
                                                                               2010   1.482       1.617       123,764
                                                                               2009   1.150       1.482       131,885
                                                                               2008   2.036       1.150       137,886
                                                                               2007   1.945       2.036       155,426
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.027       1.112            --
                                                                               2012   0.996       1.027         4,426
                                                                               2011   1.073       0.996         3,327
                                                                               2010   0.892       1.073         1,991
                                                                               2009   0.665       0.892         3,202
                                                                               2008   1.101       0.665         4,006
                                                                               2007   1.246       1.101         1,179
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312       267,463
                                                                               2013   1.053       1.311       217,304
                                                                               2012   0.887       1.053        38,335
                                                                               2011   0.988       0.887        84,437
                                                                               2010   0.870       0.988        78,508
                                                                               2009   0.635       0.870       152,472
                                                                               2008   1.091       0.635       185,229
                                                                               2007   1.048       1.091       232,162
                                                                               2006   0.996       1.048       216,565
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.389       1.404       259,321
                                                                               2013   1.557       1.389       258,391
                                                                               2012   1.454       1.557       415,378
                                                                               2011   1.331       1.454       447,841
                                                                               2010   1.258       1.331       503,751
                                                                               2009   1.085       1.258       558,683
                                                                               2008   1.186       1.085       626,176
                                                                               2007   1.124       1.186       610,074
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.602       1.635       869,229
                                                                               2013   1.667       1.602     1,272,498
                                                                               2012   1.557       1.667     1,640,630
                                                                               2011   1.541       1.557     1,709,735
                                                                               2010   1.454       1.541     1,944,304
                                                                               2009   1.308       1.454     2,656,466
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.922       2.093         2,158

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.474       1.922         2,625
                                                                          2012   1.361       1.474         3,585
                                                                          2011   1.455       1.361        16,643
                                                                          2010   1.278       1.455        20,636
                                                                          2009   1.053       1.278        89,295
                                                                          2008   1.600       1.053        68,653
                                                                          2007   1.556       1.600        95,329
                                                                          2006   1.451       1.556        81,703
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.143       1.260            --
                                                                          2006   1.090       1.143         1,179
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.669       1.710       185,097
                                                                          2013   1.677       1.669        74,611
                                                                          2012   1.534       1.677        73,792
                                                                          2011   1.511       1.534        83,967
                                                                          2010   1.375       1.511        96,633
                                                                          2009   1.054       1.375        78,503
                                                                          2008   1.206       1.054       107,998
                                                                          2007   1.154       1.206       101,535
                                                                          2006   1.117       1.154       101,664
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429       171,156
                                                                          2013   0.982       1.288       179,151
                                                                          2012   0.850       0.982       294,444
                                                                          2011   0.904       0.850       326,683
                                                                          2010   0.788       0.904       384,173
                                                                          2009   0.680       0.788     1,403,629
                                                                          2008   1.090       0.680     1,521,824
                                                                          2007   1.073       1.090     1,670,126
                                                                          2006   1.001       1.073       613,061
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.838       1.999       331,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.398       1.463            --
                                                                          2006   1.324       1.398       233,370
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.655       1.842       121,782
                                                                          2013   1.259       1.655       123,332
                                                                          2012   1.132       1.259       122,126
                                                                          2011   1.153       1.132       123,696
                                                                          2010   1.046       1.153       137,606
                                                                          2009   0.895       1.046       124,137
                                                                          2008   1.458       0.895       150,349
                                                                          2007   1.451       1.458       199,400
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.267       1.327       231,548
                                                                          2013   1.305       1.267       283,942
                                                                          2012   1.241       1.305       301,322
                                                                          2011   1.190       1.241       369,694
                                                                          2010   1.123       1.190       395,752
                                                                          2009   1.049       1.123       408,183
                                                                          2008   1.110       1.049       405,274
                                                                          2007   1.068       1.110       487,330
                                                                          2006   1.032       1.068       635,802
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.385       1.478        66,758
                                                                          2013   1.053       1.385        85,862
                                                                          2012   0.940       1.053        89,167
                                                                          2011   1.054       0.940       160,782
                                                                          2010   0.898       1.054       172,750
                                                                          2009   0.715       0.898       174,100
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.933       0.914       128,589
                                                                          2013   0.952       0.933       128,949
                                                                          2012   0.972       0.952       124,002
                                                                          2011   0.992       0.972       166,249
                                                                          2010   1.006       0.992       496,781
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.665       0.657            --
                                                                          2008   1.136       0.665        50,041
                                                                          2007   1.160       1.136        48,315
                                                                          2006   1.132       1.160            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.668       0.696            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.236       0.668       157,097
                                                                       2007   1.214       1.236       172,811
                                                                       2006   1.201       1.214       208,263
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.226       1.348            --
                                                                       2012   1.083       1.226       180,607
                                                                       2011   1.179       1.083       188,138
                                                                       2010   1.051       1.179       228,851
                                                                       2009   0.882       1.051       287,175
                                                                       2008   1.475       0.882       312,384
                                                                       2007   1.447       1.475       383,653
                                                                       2006   1.415       1.447       490,839
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.183       1.287       100,528
                                                                       2013   0.910       1.183       121,997
                                                                       2012   0.838       0.910       159,334
                                                                       2011   0.883       0.838       162,951
                                                                       2010   0.783       0.883       217,703
                                                                       2009   0.535       0.783       219,833
                                                                       2008   1.007       0.535       236,217
                                                                       2007   0.854       1.007       249,539
                                                                       2006   0.877       0.854       260,526
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.701       1.817        28,388
                                                                       2013   1.267       1.701        29,125
                                                                       2012   1.117       1.267        35,866
                                                                       2011   1.135       1.117        38,826
                                                                       2010   1.037       1.135        48,586
                                                                       2009   0.756       1.037        52,558
                                                                       2008   1.144       0.756        53,083
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911            --
                                                                       2009   0.624       0.804            --
                                                                       2008   1.069       0.624            --
                                                                       2007   1.057       1.069            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299            --
                                                                       2013   1.242       1.269            --
                                                                       2012   1.161       1.242            --
                                                                       2011   1.148       1.161            --
                                                                       2010   1.065       1.148            --
                                                                       2009   0.902       1.065            --
                                                                       2008   1.075       0.902            --
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319        60,060
                                                                       2013   1.181       1.283        59,506
                                                                       2012   1.081       1.181        58,141
                                                                       2011   1.092       1.081        57,498
                                                                       2010   1.000       1.092        83,145
                                                                       2009   0.825       1.000       104,702
                                                                       2008   1.074       0.825       116,283
                                                                       2007   1.046       1.074            --
                                                                       2006   1.002       1.046         8,483
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317       242,196
                                                                       2013   1.107       1.280       221,241
                                                                       2012   0.998       1.107       209,853
                                                                       2011   1.033       0.998       210,568
                                                                       2010   0.931       1.033       422,437
                                                                       2009   0.751       0.931       436,032
                                                                       2008   1.075       0.751       300,985
                                                                       2007   1.051       1.075       473,367
                                                                       2006   1.002       1.051       293,332
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299       289,551

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.708
                                                                                           2013   1.324
                                                                                           2012   1.171
                                                                                           2011   1.176
                                                                                           2010   1.048
                                                                                           2009   0.854
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.706
                                                                                           2013   1.467
                                                                                           2012   1.344
                                                                                           2011   1.343
                                                                                           2010   1.247
                                                                                           2009   1.076
                                                                                           2008   1.413
                                                                                           2007   1.385
                                                                                           2006   1.299
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.873
                                                                                           2013   1.409
                                                                                           2012   1.233
                                                                                           2011   1.248
                                                                                           2010   1.143
                                                                                           2009   0.966
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.478
                                                                                           2013   1.496
                                                                                           2012   1.372
                                                                                           2011   1.358
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.878
                                                                                           2013   1.437
                                                                                           2012   1.303
                                                                                           2011   1.478
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.113
                                                                                           2005   1.113
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.265
                                                                                           2008   1.232
                                                                                           2007   1.156
                                                                                           2006   1.137
                                                                                           2005   1.132
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.809
                                                                                           2006   1.445
                                                                                           2005   1.315
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.135



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260            --
                                                                                           1.034            --
                                                                                           0.915            --
                                                                                           0.971            --
                                                                                           0.864            --
                                                                                           0.683            --
                                                                                           1.074            --
                                                                                           1.056            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.892        36,435
                                                                                           1.708        36,452
                                                                                           1.324        44,655
                                                                                           1.171        53,822
                                                                                           1.176        88,159
                                                                                           1.048       150,629
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.812       571,913
                                                                                           1.706       724,959
                                                                                           1.467       747,988
                                                                                           1.344       846,527
                                                                                           1.343       938,667
                                                                                           1.247     1,108,857
                                                                                           1.076     1,277,298
                                                                                           1.413     1,770,342
                                                                                           1.385     2,329,161
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.034       250,298
                                                                                           1.873       178,288
                                                                                           1.409        24,630
                                                                                           1.233        33,660
                                                                                           1.248        51,773
                                                                                           1.143        43,556
                                                                                           0.966        71,259
                                                                                           1.461       100,257
                                                                                           1.385        61,385
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225         3,411
                                                                                           1.254         3,977
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690       193,726
                                                                                           1.585       195,657
                                                                                           1.166       187,801
                                                                                           1.003       189,274
                                                                                           1.038       196,481
                                                                                           0.907       196,538
                                                                                           0.647       226,017
                                                                                           1.139       217,096
                                                                                           1.066       244,796
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.524        85,863
                                                                                           1.478        91,323
                                                                                           1.496        92,222
                                                                                           1.372       124,737
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.030       198,685
                                                                                           1.878       189,332
                                                                                           1.437       209,120
                                                                                           1.303       415,434
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.119            --
                                                                                           1.099       680,672
                                                                                           1.113       622,991
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.305            --
                                                                                           1.265     3,154,465
                                                                                           1.232     3,525,232
                                                                                           1.156     3,564,596
                                                                                           1.137     4,132,025
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.955            --
                                                                                           1.809       142,465
                                                                                           1.445       208,427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.276            --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.858       2.135       269,546
                                                                                     2005   1.771       1.858       342,993
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.266       1.346            --
                                                                                     2005   1.189       1.266        23,272
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.348       1.415            --
                                                                                     2005   1.317       1.348       603,020
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.167       1.201            --
                                                                                     2005   1.096       1.167       113,401
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.107       1.175            --
                                                                                     2005   1.000       1.107            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.018       1.020            --
                                                                                     2005   1.000       1.018            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.052       1.088            --
                                                                                     2005   1.000       1.052        14,308
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.085       1.130            --
                                                                                     2005   1.000       1.085            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.029       1.047            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.043       1.032            --
                                                                                     2005   1.050       1.043       798,327
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.249       1.324            --
                                                                                     2005   1.137       1.249       262,368
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   0.830       0.877            --
                                                                                     2005   0.822       0.830       290,467
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.261       1.299            --
                                                                                     2005   1.250       1.261     2,634,731
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165        48,422
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.290       1.480            --
                                                                                     2005   1.202       1.290       515,266
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.370       1.451            --
                                                                                     2005   1.319       1.370        10,011
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.037       1.090            --
                                                                                     2005   1.000       1.037            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.108       1.117            --
                                                                                     2005   1.091       1.108       120,414
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.047       1.091            --
                                                                                     2005   1.047       1.047       241,361
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.112       1.278            --
                                                                                     2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.269            --
                                                                                     2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.092       1.132            --
                                                                                     2005   1.034       1.092        33,146







                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.425       1.358    --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2007   1.244       1.425         3,859
                                                                              2006   1.236       1.244         3,855
                                                                              2005   1.169       1.236         3,267
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.249       1.304            --
                                                                              2005   1.220       1.249        29,615
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.304       1.269            --
                                                                              2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.435       2.440        51,635
                                                                              2013   1.925       2.435        56,046
                                                                              2012   1.604       1.925        44,302
                                                                              2011   1.798       1.604        71,588
                                                                              2010   1.643       1.798       171,776
                                                                              2009   1.179       1.643       195,446
                                                                              2008   1.955       1.179       288,225
                                                                              2007   1.738       1.955       310,264
                                                                              2006   1.474       1.738       310,194
                                                                              2005   1.319       1.474       212,785
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.051       2.180       264,275
                                                                              2013   1.610       2.051       265,898
                                                                              2012   1.395       1.610       270,462
                                                                              2011   1.488       1.395       357,974
                                                                              2010   1.281       1.488       543,207
                                                                              2009   0.938       1.281     1,054,414
                                                                              2008   1.710       0.938     1,274,695
                                                                              2007   1.554       1.710     1,391,037
                                                                              2006   1.440       1.554     1,396,522
                                                                              2005   1.266       1.440       886,386
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.838       1.992       109,843
                                                                              2013   1.406       1.838       114,197
                                                                              2012   1.223       1.406       108,916
                                                                              2011   1.272       1.223       141,856
                                                                              2010   1.165       1.272       411,348
                                                                              2009   0.907       1.165       665,171
                                                                              2008   1.490       0.907       708,281
                                                                              2007   1.449       1.490       746,239
                                                                              2006   1.284       1.449       750,829
                                                                              2005   1.239       1.284       505,039
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.551       1.532            --
                                                                              2005   1.340       1.551        73,943
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.543       2.004            --
                                                                              2005   1.470       1.543         1,987
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.295       1.406            --
                                                                              2005   1.201       1.295        15,490
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.439            --
                                                                              2005   1.199       1.293       138,448
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.213       2.423       117,411
                                                                              2013   1.723       2.213       119,842
                                                                              2012   1.513       1.723       126,976
                                                                              2011   1.587       1.513       165,969
                                                                              2010   1.384       1.587       237,309
                                                                              2009   1.042       1.384       386,286
                                                                              2008   1.854       1.042       414,250
                                                                              2007   1.611       1.854       539,566
                                                                              2006   1.474       1.611       537,902
                                                                              2005   1.288       1.474       226,388
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.788       2.895        42,653

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.096       2.788        48,622
                                                                              2012   1.868       2.096        40,756
                                                                              2011   2.140       1.868        82,243
                                                                              2010   1.700       2.140        82,792
                                                                              2009   1.242       1.700        85,778
                                                                              2008   2.101       1.242        56,548
                                                                              2007   1.860       2.101       133,709
                                                                              2006   1.690       1.860       110,289
                                                                              2005   1.462       1.690        65,896
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.509       1.546        94,663
                                                                              2013   1.353       1.509       102,299
                                                                              2012   1.226       1.353       144,127
                                                                              2011   1.223       1.226       154,489
                                                                              2010   1.109       1.223       208,790
                                                                              2009   0.835       1.109       449,288
                                                                              2008   1.212       0.835       475,499
                                                                              2007   1.193       1.212       605,725
                                                                              2006   1.031       1.193       595,396
                                                                              2005   1.000       1.031       211,695
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.334       1.547            --
                                                                              2005   1.232       1.334       279,090
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.096       2.206            --
                                                                              2013   1.549       2.096            --
                                                                              2012   1.428       1.549           635
                                                                              2011   1.532       1.428           636
                                                                              2010   1.226       1.532           637
                                                                              2009   0.872       1.226        45,868
                                                                              2008   1.548       0.872       141,504
                                                                              2007   1.422       1.548       143,793
                                                                              2006   1.336       1.422       143,990
                                                                              2005   1.302       1.336       116,970
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.044       2.765            --
                                                                              2007   2.414       3.044        99,964
                                                                              2006   1.924       2.414       109,390
                                                                              2005   1.542       1.924        39,664
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.007       1.747        37,781
                                                                              2013   1.667       2.007        37,885
                                                                              2012   1.440       1.667        55,106
                                                                              2011   1.646       1.440        79,869
                                                                              2010   1.550       1.646       145,939
                                                                              2009   1.155       1.550       304,453
                                                                              2008   1.979       1.155       316,483
                                                                              2007   1.750       1.979       402,806
                                                                              2006   1.472       1.750       352,954
                                                                              2005   1.364       1.472       172,546
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.406       1.678            --
                                                                              2005   1.319       1.406       121,975
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.664       2.928            --
                                                                              2013   2.060       2.664            --
                                                                              2012   1.799       2.060            --
                                                                              2011   1.868       1.799         5,297
                                                                              2010   1.519       1.868         5,504
                                                                              2009   1.074       1.519        28,855
                                                                              2008   1.954       1.074        34,443
                                                                              2007   1.639       1.954        34,743
                                                                              2006   1.478       1.639        35,308
                                                                              2005   1.347       1.478        33,744
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.344       1.502            --
                                                                              2005   1.320       1.344       107,190
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.269       1.349            --
                                                                              2006   1.207       1.269            --
                                                                              2005   1.160       1.207            --
Legg Mason Partners Variable Equity Trust

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070            --
                                                                                   2009   0.855       1.012        41,593
                                                                                   2008   1.488       0.855        52,394
                                                                                   2007   1.449       1.488        62,409
                                                                                   2006   1.284       1.449       106,317
                                                                                   2005   1.231       1.284       133,019
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.249       2.651        54,794
                                                                                   2013   1.554       2.249        63,642
                                                                                   2012   1.337       1.554        50,506
                                                                                   2011   1.332       1.337        96,718
                                                                                   2010   1.088       1.332       206,468
                                                                                   2009   0.826       1.088       231,614
                                                                                   2008   1.415       0.826       235,408
                                                                                   2007   1.424       1.415       271,599
                                                                                   2006   1.337       1.424       260,345
                                                                                   2005   1.223       1.337       165,349
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.732       1.738            --
                                                                                   2013   1.338       1.732        33,376
                                                                                   2012   1.189       1.338        53,391
                                                                                   2011   1.294       1.189        81,563
                                                                                   2010   1.134       1.294       170,748
                                                                                   2009   0.895       1.134       207,006
                                                                                   2008   1.441       0.895       203,562
                                                                                   2007   1.453       1.441       233,632
                                                                                   2006   1.271       1.453       194,665
                                                                                   2005   1.238       1.271        60,849
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.926       2.094        25,554
                                                                                   2013   1.513       1.926        33,043
                                                                                   2012   1.333       1.513        37,401
                                                                                   2011   1.327       1.333        40,599
                                                                                   2010   1.203       1.327        70,387
                                                                                   2009   1.006       1.203       164,808
                                                                                   2008   1.453       1.006       106,290
                                                                                   2007   1.369       1.453       124,725
                                                                                   2006   1.218       1.369       123,708
                                                                                   2005   1.192       1.218        52,018
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.928       0.907            --
                                                                                   2008   1.343       0.928        90,653
                                                                                   2007   1.347       1.343       101,562
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.157       1.220            --
                                                                                   2010   1.049       1.157       395,954
                                                                                   2009   0.764       1.049       620,974
                                                                                   2008   1.348       0.764       672,883
                                                                                   2007   1.352       1.348       782,567
                                                                                   2006   1.215       1.352       903,680
                                                                                   2005   1.179       1.215     1,116,130
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.201       1.303            --
                                                                                   2010   1.096       1.201        18,585
                                                                                   2009   0.917       1.096        19,904
                                                                                   2008   1.312       0.917        21,607
                                                                                   2007   1.258       1.312        20,726
                                                                                   2006   1.090       1.258        21,440
                                                                                   2005   1.115       1.090        21,979
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.755       1.953         5,523
                                                                                   2013   1.423       1.755         6,028
                                                                                   2012   1.273       1.423         6,902
                                                                                   2011   1.299       1.273         7,406
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.553       1.726       388,211
                                                                                   2013   1.262       1.553       469,191
                                                                                   2012   1.130       1.262       496,582
                                                                                   2011   1.071       1.130       526,086
                                                                                   2010   0.976       1.071       575,776
                                                                                   2009   0.813       0.976       675,141
                                                                                   2008   1.276       0.813       709,391
                                                                                   2007   1.237       1.276       742,354
                                                                                   2006   1.143       1.237       771,021
                                                                                   2005   1.120       1.143       514,612

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.780       1.987        18,984
                                                                                      2013   1.319       1.780        25,486
                                                                                      2012   1.119       1.319        35,305
                                                                                      2011   1.151       1.119        35,918
                                                                                      2010   1.070       1.151        46,683
                                                                                      2009   0.767       1.070        47,798
                                                                                      2008   1.250       0.767        49,039
                                                                                      2007   1.212       1.250        48,526
                                                                                      2006   1.183       1.212        48,629
                                                                                      2005   1.148       1.183        19,378
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.907       2.086        53,776
                                                                                      2013   1.471       1.907        54,666
                                                                                      2012   1.290       1.471        55,452
                                                                                      2011   1.255       1.290        56,344
                                                                                      2010   1.171       1.255        10,718
                                                                                      2009   0.960       1.171        10,721
                                                                                      2008   1.523       0.960        10,724
                                                                                      2007   1.498       1.523        10,724
                                                                                      2006   1.293       1.498        10,724
                                                                                      2005   1.240       1.293         5,937
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.318       2.454        15,548
                                                                                      2013   1.723       2.318        15,840
                                                                                      2012   1.493       1.723        13,990
                                                                                      2011   1.587       1.493        26,031
                                                                                      2010   1.322       1.587        26,531
                                                                                      2009   0.993       1.322        27,754
                                                                                      2008   1.567       0.993        27,987
                                                                                      2007   1.494       1.567        27,537
                                                                                      2006   1.328       1.494        29,210
                                                                                      2005   1.252       1.328        27,263
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.832       2.887           815
                                                                                      2013   1.967       2.832           784
                                                                                      2012   1.682       1.967         4,615
                                                                                      2011   1.694       1.682         5,158
                                                                                      2010   1.382       1.694         6,869
                                                                                      2009   0.989       1.382        18,520
                                                                                      2008   1.703       0.989        18,905
                                                                                      2007   1.581       1.703        18,508
                                                                                      2006   1.432       1.581        11,063
                                                                                      2005   1.394       1.432        11,063
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.882       0.858            --
                                                                                      2008   1.442       0.882        61,652
                                                                                      2007   1.403       1.442        61,718
                                                                                      2006   1.245       1.403        62,113
                                                                                      2005   1.219       1.245        60,652
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.308       1.327            --
                                                                                      2006   1.189       1.308       121,267
                                                                                      2005   1.173       1.189       123,127
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        48,205
                                                                                      2009   0.773       0.889        48,279
                                                                                      2008   1.002       0.773        48,261
                                                                                      2007   1.010       1.002        47,967
                                                                                      2006   0.990       1.010        52,538
                                                                                      2005   0.988       0.990        45,856
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235        35,274
                                                                                      2009   0.968       1.131        36,444
                                                                                      2008   1.144       0.968        37,673
                                                                                      2007   1.145       1.144        37,673
                                                                                      2006   1.110       1.145        37,673
                                                                                      2005   1.105       1.110        37,673
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.938       1.892       108,196

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.813       1.938       108,479
                                                                          2012   1.571       1.813        68,956
                                                                          2011   1.566       1.571       115,148
                                                                          2010   1.371       1.566       164,742
                                                                          2009   0.876       1.371       179,563
                                                                          2008   1.277       0.876       227,671
                                                                          2007   1.301       1.277       262,834
                                                                          2006   1.197       1.301       267,209
                                                                          2005   1.191       1.197       186,636
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.026       1.019            --
                                                                          2009   1.045       1.026       518,350
                                                                          2008   1.040       1.045       492,543
                                                                          2007   1.013       1.040        68,075
                                                                          2006   0.989       1.013        72,872
                                                                          2005   0.982       0.989        78,034
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.462       1.532            --
                                                                          2006   1.264       1.462            --
                                                                          2005   1.241       1.264        37,563
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.587       1.691            --
                                                                          2006   1.436       1.587         7,708
                                                                          2005   1.397       1.436         4,371
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515            --
                                                                          2006   1.272       1.461       115,005
                                                                          2005   1.258       1.272       107,753
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799            --
                                                                          2006   1.488       1.635       199,359
                                                                          2005   1.404       1.488       173,124
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135            --
                                                                          2013   1.003       1.019            --
                                                                          2012   0.811       1.003            --
                                                                          2011   0.875       0.811            --
                                                                          2010   0.768       0.875         1,147
                                                                          2009   0.581       0.768            --
                                                                          2008   1.014       0.581            --
                                                                          2007   1.216       1.014        60,280
                                                                          2006   1.003       1.216        34,117
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460            --
                                                                          2013   1.871       2.366           925
                                                                          2012   1.556       1.871           993
                                                                          2011   1.715       1.556         4,779
                                                                          2010   1.596       1.715         4,740
                                                                          2009   1.138       1.596        48,101
                                                                          2008   2.000       1.138        61,842
                                                                          2007   1.565       2.000        63,316
                                                                          2006   1.532       1.565        69,085
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751           827
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199        51,946
                                                                          2013   1.856       2.377        52,664
                                                                          2012   1.464       1.856        49,727
                                                                          2011   1.738       1.464        59,472
                                                                          2010   1.521       1.738        58,088
                                                                          2009   0.999       1.521       147,125
                                                                          2008   1.722       0.999       154,804
                                                                          2007   1.774       1.722       152,304
                                                                          2006   1.615       1.774       125,236
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.298       1.394        51,217

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.018       1.298        52,554
                                                                               2012   0.906       1.018        55,100
                                                                               2011   0.961       0.906        73,888
                                                                               2010   0.782       0.961       177,521
                                                                               2009   0.631       0.782       250,826
                                                                               2008   1.052       0.631       278,321
                                                                               2007   1.068       1.052       287,555
                                                                               2006   1.002       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.091       2.216         3,312
                                                                               2013   1.520       2.091         3,318
                                                                               2012   1.310       1.520         1,232
                                                                               2011   1.349       1.310         1,239
                                                                               2010   1.089       1.349           753
                                                                               2009   0.829       1.089            --
                                                                               2008   1.379       0.829            --
                                                                               2007   1.264       1.379            --
                                                                               2006   1.278       1.264            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.840       1.886        24,383
                                                                               2013   1.410       1.840        24,811
                                                                               2012   1.246       1.410        25,189
                                                                               2011   1.415       1.246        25,618
                                                                               2010   1.209       1.415        12,030
                                                                               2009   0.956       1.209         1,955
                                                                               2008   1.306       0.956         1,957
                                                                               2007   1.347       1.306            --
                                                                               2006   1.268       1.347            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771            --
                                                                               2008   1.448       0.813            --
                                                                               2007   1.321       1.448            --
                                                                               2006   1.342       1.321            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.296       1.296            --
                                                                               2013   1.222       1.296            --
                                                                               2012   1.021       1.222        41,419
                                                                               2011   1.119       1.021        41,472
                                                                               2010   1.073       1.119        41,531
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246            --
                                                                               2013   0.955       1.211            --
                                                                               2012   0.836       0.955            --
                                                                               2011   0.980       0.836            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294        38,621
                                                                               2013   1.001       1.299        45,353
                                                                               2012   0.867       1.001        68,830
                                                                               2011   0.973       0.867        85,078
                                                                               2010   0.828       0.973        90,639
                                                                               2009   0.669       0.828       301,892
                                                                               2008   0.974       0.669       316,896
                                                                               2007   1.025       0.974       346,054
                                                                               2006   1.003       1.025       335,357
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        36,618
                                                                               2013   2.346       2.183        33,822
                                                                               2012   2.016       2.346        29,439
                                                                               2011   2.532       2.016        30,337
                                                                               2010   2.091       2.532        43,089
                                                                               2009   1.264       2.091        73,803
                                                                               2008   2.769       1.264       154,882
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751            --
                                                                               2013   1.645       1.922            --
                                                                               2012   1.440       1.645           692
                                                                               2011   1.647       1.440           693
                                                                               2010   1.510       1.647           694
                                                                               2009   1.172       1.510           695
                                                                               2008   2.077       1.172           696
                                                                               2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.023       1.107            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.993       1.023            --
                                                                          2011   1.070       0.993            --
                                                                          2010   0.890       1.070           946
                                                                          2009   0.664       0.890            --
                                                                          2008   1.100       0.664            --
                                                                          2007   1.245       1.100            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306       186,758
                                                                          2013   1.049       1.306       186,695
                                                                          2012   0.884       1.049       156,599
                                                                          2011   0.986       0.884       178,683
                                                                          2010   0.869       0.986       192,228
                                                                          2009   0.634       0.869       355,668
                                                                          2008   1.090       0.634       486,995
                                                                          2007   1.047       1.090       497,959
                                                                          2006   0.996       1.047       511,128
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399       142,408
                                                                          2013   1.554       1.385       136,702
                                                                          2012   1.452       1.554       158,791
                                                                          2011   1.330       1.452       113,403
                                                                          2010   1.257       1.330       261,678
                                                                          2009   1.085       1.257       289,744
                                                                          2008   1.186       1.085       280,038
                                                                          2007   1.124       1.186       307,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.482       1.512       264,350
                                                                          2013   1.543       1.482       296,652
                                                                          2012   1.442       1.543       366,455
                                                                          2011   1.427       1.442       470,845
                                                                          2010   1.347       1.427       678,397
                                                                          2009   1.213       1.347     1,004,038
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.142       1.259            --
                                                                          2006   1.089       1.142            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.661       1.701       188,204
                                                                          2013   1.670       1.661       190,115
                                                                          2012   1.528       1.670       181,796
                                                                          2011   1.506       1.528       179,410
                                                                          2010   1.371       1.506       252,807
                                                                          2009   1.052       1.371       336,639
                                                                          2008   1.203       1.052       329,226
                                                                          2007   1.153       1.203       482,222
                                                                          2006   1.116       1.153       475,545
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423       163,377
                                                                          2013   0.979       1.283       188,289
                                                                          2012   0.848       0.979       169,548
                                                                          2011   0.902       0.848       226,757
                                                                          2010   0.787       0.902       268,178
                                                                          2009   0.679       0.787       539,189
                                                                          2008   1.089       0.679       660,398
                                                                          2007   1.072       1.089       795,549
                                                                          2006   1.001       1.072       655,788
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        27,232
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589            --
                                                                          2006   1.438       1.518            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.363       1.791            --
                                                                        2012   1.226       1.363            --
                                                                        2011   1.250       1.226            --
                                                                        2010   1.134       1.250            --
                                                                        2009   0.971       1.134            --
                                                                        2008   1.582       0.971            --
                                                                        2007   1.576       1.582            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.244       1.303        25,829
                                                                        2013   1.283       1.244        25,829
                                                                        2012   1.220       1.283        25,829
                                                                        2011   1.171       1.220       111,939
                                                                        2010   1.105       1.171       117,495
                                                                        2009   1.033       1.105       134,730
                                                                        2008   1.093       1.033       135,379
                                                                        2007   1.052       1.093        43,107
                                                                        2006   1.017       1.052        43,115
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.474       1.572         7,498
                                                                        2013   1.122       1.474         7,670
                                                                        2012   1.002       1.122         8,073
                                                                        2011   1.123       1.002         7,923
                                                                        2010   0.957       1.123        10,224
                                                                        2009   0.763       0.957         7,821
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.943       0.924        47,230
                                                                        2013   0.963       0.943       116,435
                                                                        2012   0.984       0.963       219,162
                                                                        2011   1.005       0.984       483,457
                                                                        2010   1.019       1.005       473,136
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.737       0.727            --
                                                                        2008   1.259       0.737            --
                                                                        2007   1.287       1.259            --
                                                                        2006   1.256       1.287            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743            --
                                                                        2008   1.319       0.713         7,819
                                                                        2007   1.296       1.319         7,232
                                                                        2006   1.283       1.296         7,020
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242            --
                                                                        2012   0.998       1.130        25,887
                                                                        2011   1.087       0.998        29,651
                                                                        2010   0.970       1.087        31,179
                                                                        2009   0.814       0.970        32,795
                                                                        2008   1.362       0.814        38,386
                                                                        2007   1.337       1.362        37,443
                                                                        2006   1.308       1.337        45,657
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969         3,453
                                                                        2013   1.394       1.811         3,453
                                                                        2012   1.284       1.394         3,453
                                                                        2011   1.354       1.284         3,453
                                                                        2010   1.201       1.354         4,745
                                                                        2009   0.822       1.201         5,007
                                                                        2008   1.546       0.822         5,011
                                                                        2007   1.312       1.546         6,145
                                                                        2006   1.348       1.312         7,142
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.018       2.155            --
                                                                        2013   1.504       2.018            --
                                                                        2012   1.327       1.504            --
                                                                        2011   1.348       1.327            --
                                                                        2010   1.233       1.348         4,137
                                                                        2009   0.900       1.233         4,104
                                                                        2008   1.361       0.900         4,088
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.909       0.983            --
                                                                        2010   0.802       0.909            --
                                                                        2009   0.623       0.802            --
                                                                        2008   1.068       0.623            --
                                                                        2007   1.057       1.068            --
                                                                        2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.264       1.293            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.238       1.264            --
                                                                        2012   1.158       1.238            --
                                                                        2011   1.145       1.158            --
                                                                        2010   1.063       1.145            --
                                                                        2009   0.900       1.063            --
                                                                        2008   1.074       0.900            --
                                                                        2007   1.039       1.074            --
                                                                        2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.278       1.313            --
                                                                        2013   1.177       1.278            --
                                                                        2012   1.078       1.177            --
                                                                        2011   1.090       1.078            --
                                                                        2010   0.998       1.090            --
                                                                        2009   0.824       0.998            --
                                                                        2008   1.073       0.824            --
                                                                        2007   1.046       1.073            --
                                                                        2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.275       1.311        16,241
                                                                        2013   1.103       1.275            --
                                                                        2012   0.995       1.103            --
                                                                        2011   1.030       0.995            --
                                                                        2010   0.930       1.030            --
                                                                        2009   0.750       0.930            --
                                                                        2008   1.074       0.750            --
                                                                        2007   1.051       1.074            --
                                                                        2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.255       1.293        21,766
                                                                        2013   1.031       1.255            --
                                                                        2012   0.913       1.031            --
                                                                        2011   0.968       0.913            --
                                                                        2010   0.862       0.968            --
                                                                        2009   0.682       0.862            --
                                                                        2008   1.074       0.682            --
                                                                        2007   1.056       1.074        65,004
                                                                        2006   1.002       1.056        64,097
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.768       1.958        16,492
                                                                        2013   1.371       1.768         8,759
                                                                        2012   1.213       1.371         8,759
                                                                        2011   1.219       1.213         5,328
                                                                        2010   1.087       1.219         5,382
                                                                        2009   0.887       1.087         8,358
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.600       1.699       174,116
                                                                        2013   1.376       1.600       156,170
                                                                        2012   1.262       1.376       163,230
                                                                        2011   1.261       1.262       131,684
                                                                        2010   1.172       1.261       189,358
                                                                        2009   1.011       1.172       290,963
                                                                        2008   1.329       1.011       384,413
                                                                        2007   1.303       1.329       436,817
                                                                        2006   1.223       1.303       522,955
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.864       2.023         5,267
                                                                        2013   1.403       1.864         5,501
                                                                        2012   1.228       1.403         6,287
                                                                        2011   1.244       1.228         6,452
                                                                        2010   1.140       1.244        84,237
                                                                        2009   0.963       1.140       152,921
                                                                        2008   1.458       0.963       196,369
                                                                        2007   1.384       1.458       199,040
                                                                        2006   1.256       1.384       206,155
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.386       1.353        40,253
                                                                        2013   1.115       1.386        40,959
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.579       1.683            --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545
                                                                                           2013   1.183
                                                                                           2012   1.073
                                                                                           2011   1.218
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.115
                                                                                           2005   1.115
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
                                                                                           2006   1.056
                                                                                           2005   1.052
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.845
                                                                                           2006   1.475
                                                                                           2005   1.343
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.839
                                                                                           2006   1.601
                                                                                           2005   1.528
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.262
                                                                                           2005   1.185
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.246
                                                                                           2005   1.218
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.247
                                                                                           2005   1.172
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.106
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.017
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.051
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.084
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.029
                                                                                           2005   1.036
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.357
                                                                                           2005   1.236
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.276
                                                                                           2005   1.264
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.187
                                                                                           2005   1.177
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.164
                                                                                           2005   1.117



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410        27,262
                                                                                           1.367        24,652
                                                                                           1.385        24,652
                                                                                           1.271        24,652
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670       168,781
                                                                                           1.545       168,819
                                                                                           1.183       221,335
                                                                                           1.073       336,664
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
                                                                                           1.099       308,701
                                                                                           1.115       222,028
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.210            --
                                                                                           1.173       952,015
                                                                                           1.143       930,897
                                                                                           1.073       949,462
                                                                                           1.056       830,620
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.995            --
                                                                                           1.845            --
                                                                                           1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.961            --
                                                                                           1.839        13,289
                                                                                           1.601        13,871
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.342            --
                                                                                           1.262            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.308            --
                                                                                           1.246        45,518
 Travelers Large Cap Subaccount (11/99)................................................... 1.283            --
                                                                                           1.247         1,666
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.174            --
                                                                                           1.106            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.020            --
                                                                                           1.017            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.087            --
                                                                                           1.051            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.129            --
                                                                                           1.084            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.047            --
                                                                                           1.028            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.017            --
                                                                                           1.029        34,785
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.438            --
                                                                                           1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.348            --
                                                                                           1.276         6,041
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.223            --
                                                                                           1.187       358,857
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.256            --
                                                                                           1.164       222,621

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.408       1.615            --
                                                                          2005   1.313       1.408        67,392
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.273       1.348            --
                                                                          2005   1.226       1.273        24,893
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.036       1.089            --
                                                                          2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.107       1.116            --
                                                                          2005   1.091       1.107       126,564
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.204       1.254            --
                                                                          2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.112       1.278            --
                                                                          2005   1.000       1.112            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268            --
                                                                          2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.212       1.256            --
                                                                          2005   1.148       1.212        20,157







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.419       1.351            --
                                                                         2007   1.240       1.419        25,165
                                                                         2006   1.233       1.240        29,606
                                                                         2005   1.167       1.233        29,606
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.246       1.300            --
                                                                         2005   1.218       1.246         6,602
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.301       1.264            --
                                                                         2005   1.158       1.301            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.410       2.412            --
                                                                         2013   1.907       2.410         1,054
                                                                         2012   1.591       1.907        16,375
                                                                         2011   1.785       1.591        24,563
                                                                         2010   1.633       1.785        24,566
                                                                         2009   1.173       1.633        36,458
                                                                         2008   1.946       1.173        36,462
                                                                         2007   1.733       1.946        36,464
                                                                         2006   1.471       1.733        39,406
                                                                         2005   1.318       1.471        31,945
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.030       2.155        11,161
                                                                         2013   1.595       2.030        12,870
                                                                         2012   1.383       1.595       142,024
                                                                         2011   1.477       1.383       150,276
                                                                         2010   1.272       1.477       173,263
                                                                         2009   0.933       1.272       210,701
                                                                         2008   1.702       0.933       245,921
                                                                         2007   1.549       1.702       245,928
                                                                         2006   1.437       1.549       265,884
                                                                         2005   1.264       1.437       265,627
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.819       1.969        48,751

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.393       1.819        52,450
                                                                              2012   1.212       1.393        54,509
                                                                              2011   1.262       1.212        71,953
                                                                              2010   1.158       1.262        82,065
                                                                              2009   0.902       1.158       133,050
                                                                              2008   1.484       0.902       189,455
                                                                              2007   1.444       1.484       198,798
                                                                              2006   1.281       1.444       198,842
                                                                              2005   1.238       1.281       192,713
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.547       1.528            --
                                                                              2005   1.338       1.547            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.540       1.998            --
                                                                              2005   1.468       1.540            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.293       1.403            --
                                                                              2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.290       1.435            --
                                                                              2005   1.197       1.290       205,418
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.190       2.395        72,259
                                                                              2013   1.707       2.190        72,259
                                                                              2012   1.500       1.707            --
                                                                              2011   1.575       1.500            --
                                                                              2010   1.375       1.575            --
                                                                              2009   1.036       1.375            --
                                                                              2008   1.846       1.036         6,118
                                                                              2007   1.606       1.846         6,118
                                                                              2006   1.471       1.606         6,118
                                                                              2005   1.287       1.471         6,740
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.759       2.862            --
                                                                              2013   2.076       2.759           973
                                                                              2012   1.853       2.076           975
                                                                              2011   2.124       1.853           977
                                                                              2010   1.689       2.124           980
                                                                              2009   1.236       1.689           983
                                                                              2008   2.091       1.236           986
                                                                              2007   1.854       2.091           988
                                                                              2006   1.686       1.854           991
                                                                              2005   1.460       1.686            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.496       1.531            --
                                                                              2013   1.342       1.496            --
                                                                              2012   1.218       1.342            --
                                                                              2011   1.216       1.218         8,842
                                                                              2010   1.103       1.216            --
                                                                              2009   0.832       1.103            --
                                                                              2008   1.209       0.832            --
                                                                              2007   1.191       1.209            --
                                                                              2006   1.030       1.191            --
                                                                              2005   1.000       1.030            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.331       1.541            --
                                                                              2005   1.230       1.331        39,624
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.074       2.181         3,092
                                                                              2013   1.535       2.074         3,095
                                                                              2012   1.416       1.535         3,098
                                                                              2011   1.521       1.416         3,103
                                                                              2010   1.218       1.521         3,107
                                                                              2009   0.867       1.218         8,937
                                                                              2008   1.542       0.867         8,076
                                                                              2007   1.417       1.542         8,081
                                                                              2006   1.332       1.417         8,085
                                                                              2005   1.300       1.332         8,089
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.030       2.752            --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.406       3.030         2,546
                                                                                   2006   1.920       2.406         4,547
                                                                                   2005   1.540       1.920         2,186
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.987       1.727           691
                                                                                   2013   1.651       1.987           692
                                                                                   2012   1.428       1.651        93,309
                                                                                   2011   1.634       1.428        93,309
                                                                                   2010   1.540       1.634        93,311
                                                                                   2009   1.149       1.540       111,790
                                                                                   2008   1.970       1.149       113,246
                                                                                   2007   1.745       1.970       113,251
                                                                                   2006   1.468       1.745       132,316
                                                                                   2005   1.362       1.468       134,366
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.403       1.672            --
                                                                                   2005   1.317       1.403            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.636       2.895            --
                                                                                   2013   2.041       2.636            --
                                                                                   2012   1.784       2.041            --
                                                                                   2011   1.854       1.784            --
                                                                                   2010   1.510       1.854            --
                                                                                   2009   1.068       1.510            --
                                                                                   2008   1.946       1.068            --
                                                                                   2007   1.634       1.946         2,101
                                                                                   2006   1.474       1.634            --
                                                                                   2005   1.345       1.474            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.341       1.497            --
                                                                                   2005   1.318       1.341            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.265       1.344            --
                                                                                   2006   1.204       1.265            --
                                                                                   2005   1.158       1.204            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.005       1.063            --
                                                                                   2009   0.850       1.005        37,179
                                                                                   2008   1.482       0.850        35,812
                                                                                   2007   1.444       1.482        34,228
                                                                                   2006   1.281       1.444       347,992
                                                                                   2005   1.229       1.281       352,330
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.226       2.621        11,987
                                                                                   2013   1.539       2.226        11,987
                                                                                   2012   1.326       1.539        11,987
                                                                                   2011   1.322       1.326        11,987
                                                                                   2010   1.081       1.322        22,441
                                                                                   2009   0.822       1.081        32,694
                                                                                   2008   1.409       0.822        42,528
                                                                                   2007   1.419       1.409        42,528
                                                                                   2006   1.334       1.419        42,528
                                                                                   2005   1.221       1.334        40,605
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.714       1.720            --
                                                                                   2013   1.326       1.714         3,015
                                                                                   2012   1.179       1.326        97,225
                                                                                   2011   1.285       1.179        97,229
                                                                                   2010   1.126       1.285        97,234
                                                                                   2009   0.890       1.126       108,943
                                                                                   2008   1.435       0.890       147,393
                                                                                   2007   1.448       1.435       154,084
                                                                                   2006   1.268       1.448       174,852
                                                                                   2005   1.237       1.268       176,470
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.907       2.070        46,068

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.499       1.907        46,089
                                                                                  2012   1.322       1.499        47,860
                                                                                  2011   1.317       1.322        47,897
                                                                                  2010   1.195       1.317        65,721
                                                                                  2009   1.001       1.195        90,736
                                                                                  2008   1.447       1.001       222,306
                                                                                  2007   1.364       1.447       239,495
                                                                                  2006   1.215       1.364       251,899
                                                                                  2005   1.191       1.215       256,359
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.923       0.902            --
                                                                                  2008   1.337       0.923            --
                                                                                  2007   1.341       1.337         7,465
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.149       1.211            --
                                                                                  2010   1.042       1.149         5,363
                                                                                  2009   0.760       1.042         5,416
                                                                                  2008   1.342       0.760         5,275
                                                                                  2007   1.347       1.342         5,254
                                                                                  2006   1.212       1.347         4,184
                                                                                  2005   1.177       1.212        11,628
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.193       1.293            --
                                                                                  2010   1.089       1.193            --
                                                                                  2009   0.912       1.089            --
                                                                                  2008   1.306       0.912            --
                                                                                  2007   1.254       1.306            --
                                                                                  2006   1.087       1.254            --
                                                                                  2005   1.113       1.087            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.737       1.931            --
                                                                                  2013   1.410       1.737            --
                                                                                  2012   1.262       1.410            --
                                                                                  2011   1.289       1.262            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.537       1.707            --
                                                                                  2013   1.250       1.537        33,464
                                                                                  2012   1.121       1.250        34,758
                                                                                  2011   1.063       1.121        35,120
                                                                                  2010   0.970       1.063        35,449
                                                                                  2009   0.808       0.970       206,565
                                                                                  2008   1.270       0.808       205,811
                                                                                  2007   1.233       1.270       203,103
                                                                                  2006   1.140       1.233       203,212
                                                                                  2005   1.118       1.140       203,432
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.762       1.965         3,548
                                                                                  2013   1.307       1.762         3,552
                                                                                  2012   1.110       1.307         3,556
                                                                                  2011   1.142       1.110         3,561
                                                                                  2010   1.063       1.142         3,566
                                                                                  2009   0.763       1.063         3,572
                                                                                  2008   1.244       0.763         3,578
                                                                                  2007   1.208       1.244         3,583
                                                                                  2006   1.180       1.208         3,588
                                                                                  2005   1.147       1.180         3,593
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.887       2.062        14,066
                                                                                  2013   1.457       1.887        14,078
                                                                                  2012   1.279       1.457        14,096
                                                                                  2011   1.246       1.279        14,116
                                                                                  2010   1.163       1.246        14,139
                                                                                  2009   0.955       1.163        14,163
                                                                                  2008   1.517       0.955        16,488
                                                                                  2007   1.492       1.517        16,516
                                                                                  2006   1.290       1.492        19,347
                                                                                  2005   1.238       1.290        19,376
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.294       2.426        39,782

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.707       2.294        39,782
                                                                                      2012   1.480       1.707         6,702
                                                                                      2011   1.575       1.480         6,702
                                                                                      2010   1.314       1.575         6,702
                                                                                      2009   0.988       1.314        13,254
                                                                                      2008   1.560       0.988        26,579
                                                                                      2007   1.488       1.560        26,579
                                                                                      2006   1.325       1.488        26,579
                                                                                      2005   1.251       1.325        26,174
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.803       2.854            --
                                                                                      2013   1.949       2.803            --
                                                                                      2012   1.668       1.949            --
                                                                                      2011   1.682       1.668            --
                                                                                      2010   1.373       1.682            --
                                                                                      2009   0.983       1.373           768
                                                                                      2008   1.695       0.983         3,938
                                                                                      2007   1.576       1.695         3,938
                                                                                      2006   1.428       1.576            --
                                                                                      2005   1.392       1.428            --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.878       0.853            --
                                                                                      2008   1.435       0.878            --
                                                                                      2007   1.399       1.435            --
                                                                                      2006   1.242       1.399            --
                                                                                      2005   1.218       1.242            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.303       1.321            --
                                                                                      2006   1.187       1.303         7,477
                                                                                      2005   1.171       1.187         7,489
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.944       0.931            --
                                                                                      2010   0.884       0.944            --
                                                                                      2009   0.769       0.884           470
                                                                                      2008   0.998       0.769            --
                                                                                      2007   1.006       0.998         4,622
                                                                                      2006   0.988       1.006         5,618
                                                                                      2005   0.987       0.988         6,103
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.226       1.247            --
                                                                                      2010   1.123       1.226            --
                                                                                      2009   0.962       1.123         1,885
                                                                                      2008   1.139       0.962         3,681
                                                                                      2007   1.142       1.139         3,686
                                                                                      2006   1.107       1.142         3,690
                                                                                      2005   1.104       1.107         3,695
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.918       1.871        51,610
                                                                                      2013   1.796       1.918        55,635
                                                                                      2012   1.557       1.796        28,652
                                                                                      2011   1.555       1.557        21,413
                                                                                      2010   1.363       1.555        21,628
                                                                                      2009   0.871       1.363        33,705
                                                                                      2008   1.272       0.871        23,268
                                                                                      2007   1.296       1.272        24,822
                                                                                      2006   1.194       1.296       111,565
                                                                                      2005   1.189       1.194       106,210
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.019       1.012            --
                                                                                      2009   1.040       1.019       168,301
                                                                                      2008   1.036       1.040       260,935
                                                                                      2007   1.009       1.036       236,624
                                                                                      2006   0.986       1.009       106,499
                                                                                      2005   0.981       0.986       109,235
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.457       1.526            --
                                                                                      2006   1.261       1.457            --
                                                                                      2005   1.239       1.261         8,725
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.582       1.685            --
                                                                                      2006   1.432       1.582         3,929
                                                                                      2005   1.395       1.432         4,326
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.456       1.510            --
                                                                          2006   1.269       1.456       118,364
                                                                          2005   1.256       1.269       118,369
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.630       1.793            --
                                                                          2006   1.484       1.630        52,795
                                                                          2005   1.402       1.484        48,998
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125            --
                                                                          2013   0.997       1.012           497
                                                                          2012   0.807       0.997           498
                                                                          2011   0.871       0.807           500
                                                                          2010   0.765       0.871           501
                                                                          2009   0.579       0.765         1,042
                                                                          2008   1.013       0.579           504
                                                                          2007   1.215       1.013           506
                                                                          2006   1.003       1.215           507
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.342       2.434            --
                                                                          2013   1.854       2.342            --
                                                                          2012   1.543       1.854            --
                                                                          2011   1.702       1.543            --
                                                                          2010   1.586       1.702            --
                                                                          2009   1.132       1.586            --
                                                                          2008   1.991       1.132         7,798
                                                                          2007   1.560       1.991         3,214
                                                                          2006   1.528       1.560            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.427       2.719            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.353       2.174        41,433
                                                                          2013   1.839       2.353        41,434
                                                                          2012   1.452       1.839         1,453
                                                                          2011   1.725       1.452         1,455
                                                                          2010   1.512       1.725         1,457
                                                                          2009   0.994       1.512         1,460
                                                                          2008   1.714       0.994         1,462
                                                                          2007   1.768       1.714         1,465
                                                                          2006   1.611       1.768         4,343
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382        17,915
                                                                          2013   1.011       1.288        18,667
                                                                          2012   0.901       1.011        23,270
                                                                          2011   0.956       0.901        23,276
                                                                          2010   0.779       0.956        44,673
                                                                          2009   0.629       0.779        67,029
                                                                          2008   1.051       0.629        80,628
                                                                          2007   1.068       1.051        80,634
                                                                          2006   1.002       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.074       2.194            --
                                                                          2013   1.508       2.074         6,418
                                                                          2012   1.301       1.508            --
                                                                          2011   1.341       1.301            --
                                                                          2010   1.084       1.341            --
                                                                          2009   0.826       1.084            --
                                                                          2008   1.375       0.826            --
                                                                          2007   1.262       1.375            --
                                                                          2006   1.277       1.262            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.825       1.868            --
                                                                          2013   1.400       1.825            --
                                                                          2012   1.237       1.400            --
                                                                          2011   1.407       1.237            --
                                                                          2010   1.203       1.407            --
                                                                          2009   0.953       1.203           338
                                                                          2008   1.303       0.953            --
                                                                          2007   1.345       1.303            --
                                                                          2006   1.267       1.345            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.809       0.767            --
                                                                          2008   1.441       0.809            --
                                                                          2007   1.316       1.441            --
                                                                          2006   1.338       1.316            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.284       1.284            --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.210       1.284            --
                                                                               2012   1.012       1.210        38,598
                                                                               2011   1.111       1.012        38,216
                                                                               2010   1.066       1.111        37,889
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236            --
                                                                               2013   0.949       1.202            --
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        22,709
                                                                               2013   0.995       1.289        23,887
                                                                               2012   0.862       0.995       135,305
                                                                               2011   0.968       0.862       135,334
                                                                               2010   0.825       0.968       152,990
                                                                               2009   0.667       0.825       153,164
                                                                               2008   0.972       0.667       250,493
                                                                               2007   1.025       0.972       262,541
                                                                               2006   1.003       1.025       292,254
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.161       1.976        33,598
                                                                               2013   2.325       2.161        33,867
                                                                               2012   1.999       2.325        54,077
                                                                               2011   2.513       1.999        54,078
                                                                               2010   2.078       2.513           271
                                                                               2009   1.257       2.078         2,545
                                                                               2008   2.756       1.257         2,546
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.902       1.731            --
                                                                               2013   1.630       1.902            --
                                                                               2012   1.428       1.630            --
                                                                               2011   1.635       1.428            --
                                                                               2010   1.500       1.635            --
                                                                               2009   1.166       1.500            --
                                                                               2008   2.067       1.166            --
                                                                               2007   1.977       2.067            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.016       1.098            --
                                                                               2012   0.986       1.016            --
                                                                               2011   1.064       0.986            --
                                                                               2010   0.886       1.064            --
                                                                               2009   0.662       0.886            --
                                                                               2008   1.097       0.662            --
                                                                               2007   1.243       1.097            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.296       1.295            --
                                                                               2013   1.042       1.296            --
                                                                               2012   0.879       1.042            --
                                                                               2011   0.981       0.879            --
                                                                               2010   0.865       0.981            --
                                                                               2009   0.633       0.865            --
                                                                               2008   1.088       0.633            --
                                                                               2007   1.047       1.088            --
                                                                               2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.371       1.384        23,997
                                                                               2013   1.539       1.371        22,235
                                                                               2012   1.440       1.539        57,065
                                                                               2011   1.320       1.440        54,004
                                                                               2010   1.249       1.320        27,563
                                                                               2009   1.079       1.249        27,563
                                                                               2008   1.181       1.079        27,563
                                                                               2007   1.120       1.181        27,563
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.466       1.495       184,961
                                                                               2013   1.528       1.466       185,303
                                                                               2012   1.430       1.528        95,099
                                                                               2011   1.417       1.430        94,952
                                                                               2010   1.339       1.417        91,376
                                                                               2009   1.206       1.339        47,751
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.760       1.914         1,930

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.352       1.760         1,932
                                                                          2012   1.250       1.352         1,935
                                                                          2011   1.339       1.250         1,938
                                                                          2010   1.178       1.339         1,941
                                                                          2009   0.972       1.178         1,945
                                                                          2008   1.479       0.972         1,949
                                                                          2007   1.440       1.479         1,952
                                                                          2006   1.345       1.440         1,955
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.141       1.257            --
                                                                          2006   1.088       1.141            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.645       1.683        83,197
                                                                          2013   1.656       1.645        85,502
                                                                          2012   1.516       1.656         3,279
                                                                          2011   1.496       1.516         3,159
                                                                          2010   1.363       1.496         3,072
                                                                          2009   1.047       1.363         3,083
                                                                          2008   1.199       1.047         3,471
                                                                          2007   1.149       1.199         5,365
                                                                          2006   1.114       1.149         6,248
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.273       1.411        10,739
                                                                          2013   0.973       1.273         5,113
                                                                          2012   0.843       0.973       187,884
                                                                          2011   0.898       0.843       187,899
                                                                          2010   0.784       0.898       187,915
                                                                          2009   0.677       0.784       195,566
                                                                          2008   1.087       0.677       204,163
                                                                          2007   1.072       1.087       204,178
                                                                          2006   1.001       1.072        66,808
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.722       1.871         3,012
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.513       1.583            --
                                                                          2006   1.434       1.513            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.772       1.970            --
                                                                          2013   1.350       1.772            --
                                                                          2012   1.216       1.350            --
                                                                          2011   1.241       1.216            --
                                                                          2010   1.127       1.241            --
                                                                          2009   0.966       1.127            --
                                                                          2008   1.575       0.966            --
                                                                          2007   1.570       1.575            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.232       1.288        54,121
                                                                          2013   1.271       1.232        54,139
                                                                          2012   1.210       1.271        56,135
                                                                          2011   1.162       1.210        61,206
                                                                          2010   1.098       1.162        29,856
                                                                          2009   1.027       1.098        69,444
                                                                          2008   1.089       1.027       191,299
                                                                          2007   1.049       1.089       198,449
                                                                          2006   1.015       1.049       205,183
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.459       1.554            --
                                                                          2013   1.111       1.459            --
                                                                          2012   0.993       1.111            --
                                                                          2011   1.115       0.993            --
                                                                          2010   0.951       1.115            --
                                                                          2009   0.758       0.951            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.934       0.913         9,282
                                                                          2013   0.954       0.934         7,945
                                                                          2012   0.976       0.954         7,948
                                                                          2011   0.997       0.976         7,952
                                                                          2010   1.012       0.997       157,931
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.733       0.723            --
                                                                          2008   1.253       0.733            --
                                                                          2007   1.282       1.253            --
                                                                          2006   1.252       1.282            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.709       0.738            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.313       0.709           --
                                                                       2007   1.292       1.313           --
                                                                       2006   1.280       1.292           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.119       1.230           --
                                                                       2012   0.989       1.119           --
                                                                       2011   1.079       0.989           --
                                                                       2010   0.964       1.079        5,854
                                                                       2009   0.809       0.964           --
                                                                       2008   1.356       0.809           --
                                                                       2007   1.332       1.356           --
                                                                       2006   1.304       1.332           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.792       1.947        3,213
                                                                       2013   1.381       1.792        3,216
                                                                       2012   1.274       1.381        3,219
                                                                       2011   1.344       1.274        3,224
                                                                       2010   1.193       1.344        3,229
                                                                       2009   0.817       1.193        3,234
                                                                       2008   1.540       0.817        3,240
                                                                       2007   1.307       1.540        3,245
                                                                       2006   1.344       1.307        3,249
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.997       2.130           --
                                                                       2013   1.490       1.997           --
                                                                       2012   1.316       1.490       25,165
                                                                       2011   1.338       1.316       25,165
                                                                       2010   1.225       1.338       25,165
                                                                       2009   0.895       1.225       25,165
                                                                       2008   1.355       0.895       25,165
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978           --
                                                                       2010   0.799       0.905           --
                                                                       2009   0.621       0.799           --
                                                                       2008   1.067       0.621           --
                                                                       2007   1.056       1.067           --
                                                                       2006   1.002       1.056           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282           --
                                                                       2013   1.230       1.254           --
                                                                       2012   1.151       1.230           --
                                                                       2011   1.140       1.151           --
                                                                       2010   1.059       1.140           --
                                                                       2009   0.898       1.059           --
                                                                       2008   1.072       0.898           --
                                                                       2007   1.038       1.072        9,515
                                                                       2006   1.001       1.038           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302           --
                                                                       2013   1.169       1.268           --
                                                                       2012   1.072       1.169           --
                                                                       2011   1.085       1.072           --
                                                                       2010   0.994       1.085           --
                                                                       2009   0.822       0.994           --
                                                                       2008   1.071       0.822           --
                                                                       2007   1.045       1.071           --
                                                                       2006   1.002       1.045           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300           --
                                                                       2013   1.096       1.265           --
                                                                       2012   0.989       1.096           --
                                                                       2011   1.025       0.989           --
                                                                       2010   0.926       1.025           --
                                                                       2009   0.748       0.926           --
                                                                       2008   1.072       0.748           --
                                                                       2007   1.050       1.072           --
                                                                       2006   1.002       1.050           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282           --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.024
                                                                                           2012   0.907
                                                                                           2011   0.964
                                                                                           2010   0.859
                                                                                           2009   0.680
                                                                                           2008   1.072
                                                                                           2007   1.055
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.750
                                                                                           2013   1.358
                                                                                           2012   1.203
                                                                                           2011   1.210
                                                                                           2010   1.080
                                                                                           2009   0.882
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.583
                                                                                           2013   1.363
                                                                                           2012   1.251
                                                                                           2011   1.251
                                                                                           2010   1.164
                                                                                           2009   1.006
                                                                                           2008   1.323
                                                                                           2007   1.299
                                                                                           2006   1.220
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.846
                                                                                           2013   1.391
                                                                                           2012   1.219
                                                                                           2011   1.235
                                                                                           2010   1.133
                                                                                           2009   0.959
                                                                                           2008   1.453
                                                                                           2007   1.380
                                                                                           2006   1.254
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.374
                                                                                           2013   1.106
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.353
                                                                                           2013   1.372
                                                                                           2012   1.260
                                                                                           2011   1.248
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.529
                                                                                           2013   1.172
                                                                                           2012   1.064
                                                                                           2011   1.208
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.096
                                                                                           2006   1.112
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.167
                                                                                           2008   1.138
                                                                                           2007   1.070
                                                                                           2006   1.053
                                                                                           2005   1.051
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.839
                                                                                           2006   1.472
                                                                                           2005   1.341
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.833



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.245           --
                                                                                           1.024           --
                                                                                           0.907           --
                                                                                           0.964           --
                                                                                           0.859           --
                                                                                           0.680           --
                                                                                           1.072           --
                                                                                           1.055           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.936           --
                                                                                           1.750           --
                                                                                           1.358           --
                                                                                           1.203           --
                                                                                           1.210           --
                                                                                           1.080           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.679           --
                                                                                           1.583          591
                                                                                           1.363       65,372
                                                                                           1.251       65,377
                                                                                           1.251       65,382
                                                                                           1.164       65,388
                                                                                           1.006       65,394
                                                                                           1.323       69,849
                                                                                           1.299       69,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.002       86,551
                                                                                           1.846       86,551
                                                                                           1.391           --
                                                                                           1.219           --
                                                                                           1.235           --
                                                                                           1.133           --
                                                                                           0.959           --
                                                                                           1.453           --
                                                                                           1.380           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.340           --
                                                                                           1.374           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.668           --
                                                                                           1.567           --
                                                                                           1.154           --
                                                                                           0.994           --
                                                                                           1.030           --
                                                                                           0.902           --
                                                                                           0.645           --
                                                                                           1.136           --
                                                                                           1.064           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.394           --
                                                                                           1.353           --
                                                                                           1.372           --
                                                                                           1.260           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.651        4,138
                                                                                           1.529        5,318
                                                                                           1.172        5,334
                                                                                           1.064        5,330
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.115           --
                                                                                           1.096       27,563
                                                                                           1.112       27,563
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.203           --
                                                                                           1.167        6,534
                                                                                           1.138        7,973
                                                                                           1.070        9,240
                                                                                           1.053        9,400
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.987           --
                                                                                           1.839           --
                                                                                           1.472           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.954           --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.598       1.833            --
                                                                                     2005   1.526       1.598            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.259       1.338            --
                                                                                     2005   1.184       1.259            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.243       1.304            --
                                                                                     2005   1.217       1.243            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.244       1.280            --
                                                                                     2005   1.170       1.244            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.173            --
                                                                                     2005   1.000       1.105            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.017       1.019            --
                                                                                     2005   1.000       1.017            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.051       1.086            --
                                                                                     2005   1.000       1.051            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.084       1.128            --
                                                                                     2005   1.000       1.084            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.028       1.046            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.026       1.015            --
                                                                                     2005   1.035       1.026       207,895
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.353       1.434            --
                                                                                     2005   1.235       1.353            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.273       1.344            --
                                                                                     2005   1.263       1.273         3,253
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.184       1.220            --
                                                                                     2005   1.176       1.184        69,872
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.163       1.254            --
                                                                                     2005   1.116       1.163            --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.405       1.611            --
                                                                                     2005   1.311       1.405         1,469
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.270       1.345            --
                                                                                     2005   1.225       1.270         1,959
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.036       1.088            --
                                                                                     2005   1.000       1.036            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.105       1.114            --
                                                                                     2005   1.090       1.105         6,615
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.201       1.251            --
                                                                                     2005   1.203       1.201            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.111       1.277            --
                                                                                     2005   1.000       1.111            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.267            --
                                                                                     2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.209       1.252            --
                                                                                     2005   1.146       1.209            --







                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.517       1.445    --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2007   1.327       1.517        487,221
                                                                              2006   1.319       1.327        614,293
                                                                              2005   1.250       1.319        656,379
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.380       1.440             --
                                                                              2005   1.349       1.380      2,207,542
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.360       1.321             --
                                                                              2005   1.211       1.360      1,019,795
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.631       2.632      2,109,631
                                                                              2013   2.083       2.631      2,374,255
                                                                              2012   1.738       2.083      2,908,219
                                                                              2011   1.951       1.738      3,623,489
                                                                              2010   1.786       1.951      4,986,734
                                                                              2009   1.283       1.786      6,413,451
                                                                              2008   2.131       1.283      7,866,718
                                                                              2007   1.898       2.131     10,754,051
                                                                              2006   1.612       1.898     11,666,294
                                                                              2005   1.445       1.612     11,519,191
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.260       2.398      5,221,796
                                                                              2013   1.776       2.260      6,229,276
                                                                              2012   1.541       1.776      8,339,517
                                                                              2011   1.647       1.541     10,103,779
                                                                              2010   1.419       1.647     13,668,315
                                                                              2009   1.041       1.419     17,279,131
                                                                              2008   1.901       1.041     20,555,168
                                                                              2007   1.730       1.901     27,639,345
                                                                              2006   1.606       1.730     33,178,097
                                                                              2005   1.413       1.606     36,084,575
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.986       2.148      6,272,467
                                                                              2013   1.522       1.986      7,315,679
                                                                              2012   1.325       1.522      9,140,503
                                                                              2011   1.380       1.325     11,105,881
                                                                              2010   1.267       1.380     14,427,417
                                                                              2009   0.987       1.267     18,535,140
                                                                              2008   1.625       0.987     22,490,492
                                                                              2007   1.582       1.625     31,610,754
                                                                              2006   1.404       1.582     38,914,252
                                                                              2005   1.357       1.404     42,938,409
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.597       1.577             --
                                                                              2005   1.382       1.597        322,897
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.773       2.300             --
                                                                              2005   1.692       1.773      1,258,475
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.291       1.401             --
                                                                              2005   1.199       1.291      1,017,734
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.289       1.433             --
                                                                              2005   1.197       1.289      1,152,733
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.377       2.599      1,777,591
                                                                              2013   1.854       2.377      2,069,586
                                                                              2012   1.630       1.854      2,372,603
                                                                              2011   1.713       1.630      2,712,161
                                                                              2010   1.496       1.713      3,270,258
                                                                              2009   1.128       1.496      4,834,284
                                                                              2008   2.010       1.128      6,046,378
                                                                              2007   1.749       2.010      7,693,955
                                                                              2006   1.603       1.749      9,020,390
                                                                              2005   1.403       1.603      9,170,674
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   3.057       3.169      1,253,278

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.301       3.057      1,469,619
                                                                              2012   2.054       2.301      2,000,106
                                                                              2011   2.357       2.054      2,481,940
                                                                              2010   1.875       2.357      2,974,640
                                                                              2009   1.372       1.875      3,621,278
                                                                              2008   2.324       1.372      4,092,654
                                                                              2007   2.061       2.324      5,936,210
                                                                              2006   1.875       2.061      7,374,141
                                                                              2005   1.625       1.875      7,786,802
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.490       1.524      1,599,064
                                                                              2013   1.337       1.490      1,705,085
                                                                              2012   1.214       1.337      1,908,026
                                                                              2011   1.213       1.214      2,051,423
                                                                              2010   1.101       1.213      2,333,646
                                                                              2009   0.830       1.101      2,671,387
                                                                              2008   1.207       0.830      3,281,125
                                                                              2007   1.190       1.207      3,749,596
                                                                              2006   1.030       1.190      2,737,922
                                                                              2005   1.000       1.030      1,009,443
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.448       1.676             --
                                                                              2005   1.340       1.448     10,316,308
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.251       2.365        419,882
                                                                              2013   1.666       2.251        491,104
                                                                              2012   1.538       1.666        713,213
                                                                              2011   1.652       1.538        930,887
                                                                              2010   1.324       1.652      1,350,625
                                                                              2009   0.943       1.324      1,733,160
                                                                              2008   1.678       0.943      1,931,467
                                                                              2007   1.543       1.678      2,835,034
                                                                              2006   1.452       1.543      3,420,457
                                                                              2005   1.417       1.452      4,249,245
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.450       3.132             --
                                                                              2007   2.740       3.450      2,318,232
                                                                              2006   2.188       2.740      2,629,984
                                                                              2005   1.756       2.188      2,655,308
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.150       1.868      1,452,984
                                                                              2013   1.788       2.150      1,758,127
                                                                              2012   1.547       1.788      2,121,605
                                                                              2011   1.771       1.547      2,765,424
                                                                              2010   1.671       1.771      3,526,188
                                                                              2009   1.247       1.671      4,419,728
                                                                              2008   2.139       1.247      5,349,549
                                                                              2007   1.895       2.139      7,187,435
                                                                              2006   1.596       1.895      8,555,322
                                                                              2005   1.481       1.596      8,963,221
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.524       1.815             --
                                                                              2005   1.431       1.524      2,988,510
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.977       3.267         93,333
                                                                              2013   2.306       2.977         95,015
                                                                              2012   2.016       2.306         96,950
                                                                              2011   2.096       2.016        122,550
                                                                              2010   1.708       2.096        188,323
                                                                              2009   1.209       1.708        252,749
                                                                              2008   2.203       1.209        328,215
                                                                              2007   1.851       2.203        343,923
                                                                              2006   1.671       1.851        328,486
                                                                              2005   1.525       1.671        397,701
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.517       1.693             --
                                                                              2005   1.492       1.517      1,705,579
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.383       1.469             --
                                                                              2006   1.318       1.383        563,380
                                                                              2005   1.268       1.318        480,171
Legg Mason Partners Variable Equity Trust

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.089       1.151             --
                                                                                   2009   0.922       1.089      5,348,496
                                                                                   2008   1.606       0.922      6,163,610
                                                                                   2007   1.566       1.606      8,736,918
                                                                                   2006   1.390       1.566     10,546,462
                                                                                   2005   1.335       1.390     11,577,357
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.439       2.871      2,969,882
                                                                                   2013   1.688       2.439      3,298,705
                                                                                   2012   1.454       1.688      4,168,688
                                                                                   2011   1.452       1.454      4,914,155
                                                                                   2010   1.188       1.452      6,166,759
                                                                                   2009   0.903       1.188      8,161,893
                                                                                   2008   1.549       0.903     10,087,557
                                                                                   2007   1.561       1.549     16,790,158
                                                                                   2006   1.467       1.561     21,236,684
                                                                                   2005   1.344       1.467     25,412,629
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.912       1.918             --
                                                                                   2013   1.479       1.912      3,087,281
                                                                                   2012   1.316       1.479      3,953,363
                                                                                   2011   1.435       1.316      4,586,735
                                                                                   2010   1.258       1.435      5,920,810
                                                                                   2009   0.995       1.258      7,664,544
                                                                                   2008   1.605       0.995      9,528,019
                                                                                   2007   1.621       1.605     14,736,423
                                                                                   2006   1.419       1.621     14,682,258
                                                                                   2005   1.385       1.419     17,117,375
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.017       2.189      2,655,519
                                                                                   2013   1.587       2.017      2,922,153
                                                                                   2012   1.400       1.587      3,507,067
                                                                                   2011   1.395       1.400      4,165,951
                                                                                   2010   1.267       1.395      5,356,127
                                                                                   2009   1.061       1.267      6,445,462
                                                                                   2008   1.535       1.061      5,061,103
                                                                                   2007   1.448       1.535      7,070,990
                                                                                   2006   1.290       1.448      8,820,264
                                                                                   2005   1.265       1.290     10,510,932
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.995       0.972             --
                                                                                   2008   1.443       0.995      2,930,315
                                                                                   2007   1.447       1.443      4,439,814
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.264       1.332             --
                                                                                   2010   1.147       1.264     19,437,907
                                                                                   2009   0.836       1.147     23,651,308
                                                                                   2008   1.479       0.836     27,785,327
                                                                                   2007   1.485       1.479     41,111,069
                                                                                   2006   1.337       1.485     51,864,816
                                                                                   2005   1.299       1.337     65,845,300
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.255       1.361             --
                                                                                   2010   1.147       1.255        623,038
                                                                                   2009   0.961       1.147        772,262
                                                                                   2008   1.376       0.961        897,124
                                                                                   2007   1.323       1.376      1,242,260
                                                                                   2006   1.147       1.323      1,416,387
                                                                                   2005   1.175       1.147      1,622,405
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.825       2.028        324,408
                                                                                   2013   1.482       1.825        345,590
                                                                                   2012   1.328       1.482        352,153
                                                                                   2011   1.356       1.328        439,179
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.641       1.821      6,854,684
                                                                                   2013   1.335       1.641      8,624,031
                                                                                   2012   1.197       1.335     10,502,447
                                                                                   2011   1.137       1.197     13,558,339
                                                                                   2010   1.037       1.137     16,066,754
                                                                                   2009   0.865       1.037     19,428,974
                                                                                   2008   1.360       0.865     22,097,104
                                                                                   2007   1.320       1.360     31,555,909
                                                                                   2006   1.222       1.320     40,017,095
                                                                                   2005   1.199       1.222     53,081,546

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   2.049       2.283     1,034,048
                                                                                      2013   1.520       2.049     1,199,808
                                                                                      2012   1.292       1.520     1,473,954
                                                                                      2011   1.330       1.292     1,735,140
                                                                                      2010   1.238       1.330     2,377,329
                                                                                      2009   0.890       1.238     2,957,488
                                                                                      2008   1.451       0.890     3,692,461
                                                                                      2007   1.409       1.451     5,938,566
                                                                                      2006   1.378       1.409     7,587,073
                                                                                      2005   1.339       1.378     9,104,409
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   2.031       2.219       509,597
                                                                                      2013   1.570       2.031       609,861
                                                                                      2012   1.378       1.570       688,562
                                                                                      2011   1.343       1.378       757,147
                                                                                      2010   1.255       1.343       922,961
                                                                                      2009   1.031       1.255     1,458,721
                                                                                      2008   1.637       1.031     1,626,807
                                                                                      2007   1.612       1.637     2,279,472
                                                                                      2006   1.394       1.612     2,883,317
                                                                                      2005   1.338       1.394     4,364,648
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.443       2.582       526,485
                                                                                      2013   1.819       2.443       616,987
                                                                                      2012   1.578       1.819       776,952
                                                                                      2011   1.680       1.578       868,705
                                                                                      2010   1.402       1.680     1,008,027
                                                                                      2009   1.054       1.402     1,385,852
                                                                                      2008   1.666       1.054     1,545,985
                                                                                      2007   1.591       1.666     2,889,218
                                                                                      2006   1.417       1.591     3,774,438
                                                                                      2005   1.338       1.417     4,280,078
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   3.186       3.242       422,881
                                                                                      2013   2.216       3.186       463,496
                                                                                      2012   1.898       2.216       551,723
                                                                                      2011   1.914       1.898       646,866
                                                                                      2010   1.564       1.914       821,246
                                                                                      2009   1.120       1.564     1,026,312
                                                                                      2008   1.933       1.120     1,247,935
                                                                                      2007   1.797       1.933     2,148,030
                                                                                      2006   1.630       1.797     1,742,629
                                                                                      2005   1.589       1.630     2,997,641
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.936       0.909            --
                                                                                      2008   1.532       0.936     3,118,573
                                                                                      2007   1.493       1.532     4,272,623
                                                                                      2006   1.327       1.493     4,956,784
                                                                                      2005   1.302       1.327     5,893,196
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.407       1.425            --
                                                                                      2006   1.282       1.407     5,710,696
                                                                                      2005   1.266       1.282     7,098,282
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.940       0.927         8,092
                                                                                      2010   0.881       0.940     1,519,930
                                                                                      2009   0.767       0.881     1,754,680
                                                                                      2008   0.995       0.767     2,110,862
                                                                                      2007   1.005       0.995     3,178,256
                                                                                      2006   0.987       1.005     4,151,183
                                                                                      2005   0.986       0.987     4,447,365
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.275       1.298            --
                                                                                      2010   1.169       1.275     1,728,498
                                                                                      2009   1.002       1.169     2,068,882
                                                                                      2008   1.187       1.002     2,786,947
                                                                                      2007   1.190       1.187     4,089,523
                                                                                      2006   1.155       1.190     4,885,021
                                                                                      2005   1.152       1.155     6,531,392
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.178       2.122     1,336,535

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT       NUMBER OF
                                                                                    VALUE      VALUE        UNITS
                                                                                      AT        AT       OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR      END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ----------------
                                                                          2013   2.039       2.178       1,468,704
                                                                          2012   1.770       2.039       1,786,976
                                                                          2011   1.768       1.770       2,121,384
                                                                          2010   1.550       1.768       2,766,254
                                                                          2009   0.991       1.550       3,429,824
                                                                          2008   1.448       0.991       4,401,834
                                                                          2007   1.476       1.448       6,593,186
                                                                          2006   1.361       1.476       8,814,668
                                                                          2005   1.356       1.361       11,436,070
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.006       0.999              --
                                                                          2009   1.027       1.006       5,645,192
                                                                          2008   1.023       1.027       11,010,605
                                                                          2007   0.998       1.023       10,346,986
                                                                          2006   0.975       0.998       7,327,426
                                                                          2005   0.970       0.975       7,484,727
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.624       1.700              --
                                                                          2006   1.406       1.624       4,564,455
                                                                          2005   1.382       1.406       5,575,091
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.731       1.844              --
                                                                          2006   1.568       1.731       1,107,608
                                                                          2005   1.529       1.568       2,374,979
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.578       1.636              --
                                                                          2006   1.376       1.578       5,723,532
                                                                          2005   1.363       1.376       6,713,637
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.764       1.940                (2)
                                                                          2006   1.608       1.764       6,279,204
                                                                          2005   1.519       1.608       7,890,703
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120         709,073
                                                                          2013   0.993       1.008         771,996
                                                                          2012   0.804       0.993         910,600
                                                                          2011   0.869       0.804       1,058,335
                                                                          2010   0.764       0.869       1,232,713
                                                                          2009   0.578       0.764       1,398,607
                                                                          2008   1.012       0.578       1,564,673
                                                                          2007   1.215       1.012       2,057,759
                                                                          2006   1.003       1.215       2,727,553
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.408       2.503              --
                                                                          2013   1.908       2.408         443,457
                                                                          2012   1.589       1.908         480,579
                                                                          2011   1.753       1.589         508,715
                                                                          2010   1.635       1.753         704,760
                                                                          2009   1.167       1.635         802,041
                                                                          2008   2.054       1.167         711,694
                                                                          2007   1.610       2.054         528,860
                                                                          2006   1.577       1.610         271,642
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.495       2.796         349,241
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.545       2.351         804,462
                                                                          2013   1.990       2.545         852,973
                                                                          2012   1.572       1.990         963,309
                                                                          2011   1.869       1.572       1,238,865
                                                                          2010   1.638       1.869       1,641,906
                                                                          2009   1.078       1.638       1,833,231
                                                                          2008   1.860       1.078       2,035,846
                                                                          2007   1.919       1.860       2,922,567
                                                                          2006   1.749       1.919       3,087,346
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376       1,596,959

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.007       1.283     1,770,668
                                                                               2012   0.898       1.007     2,237,357
                                                                               2011   0.954       0.898     2,718,048
                                                                               2010   0.777       0.954     3,501,813
                                                                               2009   0.628       0.777     4,589,109
                                                                               2008   1.050       0.628     5,888,411
                                                                               2007   1.067       1.050     8,579,406
                                                                               2006   1.002       1.067       177,197
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.065       2.184       139,973
                                                                               2013   1.502       2.065       135,235
                                                                               2012   1.297       1.502       135,998
                                                                               2011   1.338       1.297        87,293
                                                                               2010   1.082       1.338        91,104
                                                                               2009   0.824       1.082       121,676
                                                                               2008   1.373       0.824       113,345
                                                                               2007   1.261       1.373        27,260
                                                                               2006   1.276       1.261        25,651
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.817       1.859       216,269
                                                                               2013   1.394       1.817       236,489
                                                                               2012   1.233       1.394       252,478
                                                                               2011   1.403       1.233       272,080
                                                                               2010   1.201       1.403       329,660
                                                                               2009   0.951       1.201       301,313
                                                                               2008   1.301       0.951       170,775
                                                                               2007   1.344       1.301       254,616
                                                                               2006   1.266       1.344       164,483
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.868       0.823            --
                                                                               2008   1.548       0.868       493,398
                                                                               2007   1.414       1.548       649,173
                                                                               2006   1.438       1.414       891,373
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.388       1.388            --
                                                                               2013   1.309       1.388            --
                                                                               2012   1.095       1.309     2,590,653
                                                                               2011   1.203       1.095     3,171,350
                                                                               2010   1.155       1.203     4,449,073
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.197       1.230       112,488
                                                                               2013   0.946       1.197       105,789
                                                                               2012   0.829       0.946       125,825
                                                                               2011   0.973       0.829       140,448
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277     1,430,850
                                                                               2013   0.991       1.284     1,608,924
                                                                               2012   0.860       0.991     2,041,931
                                                                               2011   0.966       0.860     2,770,009
                                                                               2010   0.824       0.966     3,369,627
                                                                               2009   0.666       0.824     4,263,190
                                                                               2008   0.971       0.666     5,051,965
                                                                               2007   1.024       0.971     7,273,283
                                                                               2006   1.003       1.024     4,452,368
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.452       2.241       632,186
                                                                               2013   2.640       2.452       671,510
                                                                               2012   2.271       2.640       859,203
                                                                               2011   2.857       2.271     1,039,074
                                                                               2010   2.363       2.857     1,472,884
                                                                               2009   1.430       2.363     1,709,390
                                                                               2008   3.136       1.430     1,937,905
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.004       1.823       214,577
                                                                               2013   1.719       2.004       297,386
                                                                               2012   1.506       1.719       340,659
                                                                               2011   1.725       1.506       384,445
                                                                               2010   1.584       1.725       448,603
                                                                               2009   1.231       1.584       565,386
                                                                               2008   2.185       1.231       641,597
                                                                               2007   2.090       2.185       906,287
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.012       1.094            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.983       1.012        178,934
                                                                          2011   1.061       0.983        226,710
                                                                          2010   0.884       1.061        234,471
                                                                          2009   0.661       0.884        256,718
                                                                          2008   1.095       0.661        255,652
                                                                          2007   1.242       1.095        123,065
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.291       1.289      3,589,675
                                                                          2013   1.039       1.291      4,141,164
                                                                          2012   0.877       1.039      1,727,924
                                                                          2011   0.979       0.877      2,019,294
                                                                          2010   0.864       0.979      2,707,008
                                                                          2009   0.632       0.864      3,685,845
                                                                          2008   1.087       0.632      4,873,943
                                                                          2007   1.046       1.087      5,943,469
                                                                          2006   0.996       1.046      6,869,926
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.360       1.372      1,802,318
                                                                          2013   1.528       1.360      2,216,448
                                                                          2012   1.429       1.528      2,695,324
                                                                          2011   1.311       1.429      3,162,840
                                                                          2010   1.242       1.311      3,417,038
                                                                          2009   1.073       1.242      4,124,179
                                                                          2008   1.175       1.073      5,381,602
                                                                          2007   1.115       1.175      7,087,828
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.480       1.508      6,365,535
                                                                          2013   1.544       1.480      7,216,702
                                                                          2012   1.445       1.544      9,085,112
                                                                          2011   1.432       1.445     10,320,334
                                                                          2010   1.354       1.432     12,806,044
                                                                          2009   1.221       1.354     17,267,374
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.882       2.045        178,265
                                                                          2013   1.446       1.882        197,920
                                                                          2012   1.338       1.446        295,512
                                                                          2011   1.433       1.338        350,564
                                                                          2010   1.261       1.433        463,283
                                                                          2009   1.041       1.261        465,030
                                                                          2008   1.585       1.041        508,681
                                                                          2007   1.544       1.585        656,154
                                                                          2006   1.443       1.544        778,029
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.140       1.256             --
                                                                          2006   1.088       1.140         59,218
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.637       1.674        919,390
                                                                          2013   1.648       1.637        952,703
                                                                          2012   1.511       1.648      1,024,007
                                                                          2011   1.491       1.511      1,247,275
                                                                          2010   1.359       1.491      1,561,303
                                                                          2009   1.044       1.359      1,962,628
                                                                          2008   1.197       1.044      2,928,208
                                                                          2007   1.148       1.197      4,244,491
                                                                          2006   1.113       1.148      4,027,463
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.268       1.404      3,336,539
                                                                          2013   0.969       1.268      3,886,839
                                                                          2012   0.841       0.969      4,587,807
                                                                          2011   0.896       0.841      5,377,850
                                                                          2010   0.783       0.896      6,978,777
                                                                          2009   0.676       0.783      9,621,977
                                                                          2008   1.086       0.676     11,726,875
                                                                          2007   1.071       1.086     16,684,897
                                                                          2006   1.001       1.071     14,753,011
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.920       2.086      2,684,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.599       1.673             --
                                                                          2006   1.516       1.599        572,347
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.867       2.074        148,286

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.423       1.867       192,825
                                                                        2012   1.282       1.423       162,185
                                                                        2011   1.309       1.282       195,760
                                                                        2010   1.189       1.309       275,275
                                                                        2009   1.020       1.189       314,548
                                                                        2008   1.664       1.020       329,358
                                                                        2007   1.659       1.664       504,219
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.281       1.339     1,929,531
                                                                        2013   1.322       1.281     1,932,765
                                                                        2012   1.259       1.322     2,110,489
                                                                        2011   1.210       1.259     2,424,865
                                                                        2010   1.144       1.210     3,075,440
                                                                        2009   1.071       1.144     3,922,320
                                                                        2008   1.136       1.071     4,616,814
                                                                        2007   1.095       1.136     6,672,228
                                                                        2006   1.059       1.095     7,917,099
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.523       1.622       593,503
                                                                        2013   1.161       1.523       715,922
                                                                        2012   1.038       1.161       929,682
                                                                        2011   1.166       1.038     1,097,516
                                                                        2010   0.995       1.166     1,391,366
                                                                        2009   0.794       0.995     1,545,775
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.920       0.899     3,506,684
                                                                        2013   0.940       0.920     3,680,098
                                                                        2012   0.962       0.940     4,280,986
                                                                        2011   0.984       0.962     4,198,936
                                                                        2010   0.999       0.984     4,094,266
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.769       0.758            --
                                                                        2008   1.315       0.769       149,674
                                                                        2007   1.347       1.315       207,446
                                                                        2006   1.316       1.347       242,061
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.742       0.773            --
                                                                        2008   1.375       0.742     1,185,675
                                                                        2007   1.353       1.375     1,649,269
                                                                        2006   1.341       1.353     1,916,151
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.210       1.329            --
                                                                        2012   1.070       1.210     1,358,654
                                                                        2011   1.167       1.070     1,651,404
                                                                        2010   1.043       1.167     2,039,858
                                                                        2009   0.877       1.043     2,600,613
                                                                        2008   1.470       0.877     3,265,721
                                                                        2007   1.445       1.470     4,648,555
                                                                        2006   1.414       1.445     5,773,243
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.057       2.234       261,027
                                                                        2013   1.586       2.057       308,607
                                                                        2012   1.463       1.586       342,415
                                                                        2011   1.545       1.463       448,847
                                                                        2010   1.372       1.545       590,023
                                                                        2009   0.940       1.372       704,958
                                                                        2008   1.773       0.940       776,099
                                                                        2007   1.506       1.773       917,872
                                                                        2006   1.549       1.506     1,178,119
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.129       2.270       177,134
                                                                        2013   1.589       2.129       184,334
                                                                        2012   1.404       1.589       196,458
                                                                        2011   1.429       1.404       229,296
                                                                        2010   1.309       1.429       278,494
                                                                        2009   0.956       1.309       288,838
                                                                        2008   1.448       0.956       305,227
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.902       0.976            --
                                                                        2010   0.798       0.902       297,490
                                                                        2009   0.621       0.798       286,201
                                                                        2008   1.066       0.621       226,154
                                                                        2007   1.056       1.066       368,278
                                                                        2006   1.002       1.056       435,071
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.250       1.277       986,049

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.226       1.250      1,182,336
                                                                        2012   1.148       1.226      1,243,426
                                                                        2011   1.137       1.148      1,290,673
                                                                        2010   1.057       1.137      1,207,954
                                                                        2009   0.897       1.057      1,315,103
                                                                        2008   1.071       0.897      1,528,827
                                                                        2007   1.038       1.071      2,114,666
                                                                        2006   1.001       1.038        548,068
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.264       1.296        404,018
                                                                        2013   1.165       1.264        431,199
                                                                        2012   1.069       1.165        619,572
                                                                        2011   1.082       1.069        607,283
                                                                        2010   0.992       1.082        868,124
                                                                        2009   0.821       0.992      1,407,477
                                                                        2008   1.070       0.821      1,581,657
                                                                        2007   1.045       1.070      1,388,717
                                                                        2006   1.002       1.045        313,622
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.260       1.294      2,998,911
                                                                        2013   1.092       1.260      3,237,855
                                                                        2012   0.987       1.092      2,961,941
                                                                        2011   1.023       0.987      3,019,882
                                                                        2010   0.925       1.023      2,716,307
                                                                        2009   0.747       0.925      3,354,196
                                                                        2008   1.071       0.747      2,842,066
                                                                        2007   1.050       1.071      2,899,623
                                                                        2006   1.002       1.050      2,266,006
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.241       1.276        562,198
                                                                        2013   1.021       1.241        426,568
                                                                        2012   0.905       1.021        482,007
                                                                        2011   0.962       0.905        537,056
                                                                        2010   0.857       0.962        664,175
                                                                        2009   0.679       0.857      1,135,940
                                                                        2008   1.071       0.679      1,646,865
                                                                        2007   1.055       1.071      2,215,565
                                                                        2006   1.002       1.055      1,236,910
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.862       2.059      1,272,100
                                                                        2013   1.446       1.862      1,372,052
                                                                        2012   1.281       1.446      1,706,244
                                                                        2011   1.289       1.281      1,855,823
                                                                        2010   1.152       1.289      2,122,655
                                                                        2009   0.940       1.152      2,484,256
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.641       1.740      4,363,938
                                                                        2013   1.413       1.641      5,305,897
                                                                        2012   1.298       1.413      6,212,925
                                                                        2011   1.299       1.298      7,077,571
                                                                        2010   1.209       1.299      9,316,180
                                                                        2009   1.045       1.209     11,175,573
                                                                        2008   1.376       1.045     13,798,968
                                                                        2007   1.351       1.376     19,480,847
                                                                        2006   1.269       1.351     22,904,968
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.838       1.991      1,268,271
                                                                        2013   1.385       1.838      1,406,141
                                                                        2012   1.214       1.385        540,188
                                                                        2011   1.231       1.214        568,837
                                                                        2010   1.130       1.231        822,053
                                                                        2009   0.957       1.130      1,034,078
                                                                        2008   1.450       0.957      1,232,671
                                                                        2007   1.378       1.450      1,540,094
                                                                        2006   1.252       1.378      1,650,937
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.368       1.333        120,000
                                                                        2013   1.102       1.368        130,113
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.561       1.661        191,753

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.150
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.901
                                                                                           2009   0.644
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.406
                                                                                           2013   1.426
                                                                                           2012   1.311
                                                                                           2011   1.298
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.680
                                                                                           2013   1.288
                                                                                           2012   1.170
                                                                                           2011   1.329
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.091
                                                                                           2006   1.108
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.181
                                                                                           2008   1.152
                                                                                           2007   1.084
                                                                                           2006   1.067
                                                                                           2005   1.066
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.945
                                                                                           2006   1.557
                                                                                           2005   1.420
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.117
                                                                                           2006   1.846
                                                                                           2005   1.764
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.353
                                                                                           2005   1.273
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.349
                                                                                           2005   1.320
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.304
                                                                                           2005   1.227
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.105
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.017
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.050
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.083
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.072
                                                                                           2005   1.081
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.431
                                                                                           2005   1.306
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.467
                                                                                           2005   1.456
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.232
                                                                                           2005   1.224
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.162
                                                                                           2005   1.116



                                                                                             UNIT       NUMBER OF
                                                                                             VALUE        UNITS
                                                                                              AT       OUTSTANDING
                                                                                            END OF         AT
PORTFOLIO NAME                                                                               YEAR      END OF YEAR
------------------------------------------------------------------------------------------ -------- ----------------
                                                                                           1.561         218,809
                                                                                           1.150         210,756
                                                                                           0.992         255,882
                                                                                           1.028         539,899
                                                                                           0.901         650,089
                                                                                           0.644         914,220
                                                                                           1.136       1,241,790
                                                                                           1.064       1,510,335
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.447         808,265
                                                                                           1.406       1,007,479
                                                                                           1.426       1,239,072
                                                                                           1.311       1,442,366
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.813       7,610,040
                                                                                           1.680       9,037,507
                                                                                           1.288       12,147,684
                                                                                           1.170       14,594,875
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.110              --
                                                                                           1.091       7,839,426
                                                                                           1.108       9,371,512
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.217                (4)
                                                                                           1.181       18,493,972
                                                                                           1.152       26,032,668
                                                                                           1.084       29,856,229
                                                                                           1.067       34,623,246
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.101              --
                                                                                           1.945       1,116,025
                                                                                           1.557       1,188,809
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.256              --
                                                                                           2.117       2,003,677
                                                                                           1.846       2,343,611
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.438              --
                                                                                           1.353         960,104
 Travelers Equity Income Subaccount (11/99)............................................... 1.414              --
                                                                                           1.349       6,852,978
 Travelers Large Cap Subaccount (11/99)................................................... 1.341              --
                                                                                           1.304       1,419,278
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.173              --
                                                                                           1.105         155,703
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.018              --
                                                                                           1.017         137,148
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.086              --
                                                                                           1.050       1,186,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.127              --
                                                                                           1.083         579,581
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.045              --
                                                                                           1.028           8,861
 Travelers Managed Income Subaccount (11/99).............................................. 1.059              --
                                                                                           1.072       9,094,874
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.516              --
                                                                                           1.431         722,175
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.549              --
                                                                                           1.467       1,317,158
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.269              --
                                                                                           1.232       26,866,522
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.252              --
                                                                                           1.162       1,340,888

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.526       1.749            --
                                                                          2005   1.425       1.526     3,318,807
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.363       1.443            --
                                                                          2005   1.315       1.363       927,158
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.036       1.088            --
                                                                          2005   1.000       1.036        44,982
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.104       1.113            --
                                                                          2005   1.089       1.104     3,506,464
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.351       1.407            --
                                                                          2005   1.354       1.351       931,184
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.111       1.276            --
                                                                          2005   1.000       1.111        20,532
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.266            --
                                                                          2005   1.000       1.106         4,691
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.270       1.316            --
                                                                          2005   1.205       1.270       357,834







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.233       1.174           --
                                                                         2007   1.079       1.233           --
                                                                         2006   1.073       1.079           --
                                                                         2005   1.000       1.073           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.008       1.051           --
                                                                         2005   1.000       1.008           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.155       1.121           --
                                                                         2005   1.000       1.155           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.815       1.815           --
                                                                         2013   1.438       1.815           --
                                                                         2012   1.200       1.438           --
                                                                         2011   1.348       1.200           --
                                                                         2010   1.234       1.348           --
                                                                         2009   0.888       1.234           --
                                                                         2008   1.474       0.888           --
                                                                         2007   1.314       1.474       12,281
                                                                         2006   1.116       1.314       12,281
                                                                         2005   1.000       1.116       12,281
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.602       1.699        3,106
                                                                         2013   1.260       1.602        3,106
                                                                         2012   1.094       1.260           --
                                                                         2011   1.169       1.094       11,675
                                                                         2010   1.008       1.169       11,675
                                                                         2009   0.740       1.008       11,675
                                                                         2008   1.351       0.740       11,675
                                                                         2007   1.231       1.351       23,940
                                                                         2006   1.143       1.231       24,649
                                                                         2005   1.000       1.143       20,595
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.463       1.582           --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.121       1.463           --
                                                                              2012   0.977       1.121           --
                                                                              2011   1.018       0.977           --
                                                                              2010   0.935       1.018           --
                                                                              2009   0.729       0.935           --
                                                                              2008   1.200       0.729           --
                                                                              2007   1.169       1.200       28,572
                                                                              2006   1.039       1.169       28,572
                                                                              2005   1.000       1.039       28,572
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.165       1.150           --
                                                                              2005   1.000       1.165           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.083       1.404           --
                                                                              2005   1.000       1.083       14,479
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.076       1.168           --
                                                                              2005   1.000       1.076           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.102       1.226           --
                                                                              2005   1.000       1.102           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.671       1.826           --
                                                                              2013   1.304       1.671           --
                                                                              2012   1.147       1.304           --
                                                                              2011   1.206       1.147           --
                                                                              2010   1.054       1.206           --
                                                                              2009   0.795       1.054           --
                                                                              2008   1.417       0.795           --
                                                                              2007   1.234       1.417        5,986
                                                                              2006   1.132       1.234        5,986
                                                                              2005   1.000       1.132        5,986
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   1.847       1.914           --
                                                                              2013   1.391       1.847           --
                                                                              2012   1.243       1.391           --
                                                                              2011   1.426       1.243           --
                                                                              2010   1.135       1.426           --
                                                                              2009   0.831       1.135           --
                                                                              2008   1.408       0.831           --
                                                                              2007   1.250       1.408           --
                                                                              2006   1.138       1.250           --
                                                                              2005   1.000       1.138           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.483       1.517           --
                                                                              2013   1.332       1.483           --
                                                                              2012   1.210       1.332           --
                                                                              2011   1.209       1.210       12,572
                                                                              2010   1.098       1.209       12,572
                                                                              2009   0.829       1.098       12,572
                                                                              2008   1.206       0.829       12,572
                                                                              2007   1.189       1.206       12,572
                                                                              2006   1.029       1.189       12,572
                                                                              2005   1.000       1.029        8,420
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.079       1.248           --
                                                                              2005   1.000       1.079       20,551
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.623       1.705           --
                                                                              2013   1.202       1.623           --
                                                                              2012   1.110       1.202           --
                                                                              2011   1.193       1.110           --
                                                                              2010   0.957       1.193           --
                                                                              2009   0.682       0.957           --
                                                                              2008   1.213       0.682           --
                                                                              2007   1.116       1.213           --
                                                                              2006   1.051       1.116           --
                                                                              2005   1.000       1.051           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   1.902       1.726           --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.511       1.902            --
                                                                                   2006   1.207       1.511            --
                                                                                   2005   1.000       1.207            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.437       1.248            --
                                                                                   2013   1.196       1.437            --
                                                                                   2012   1.035       1.196            --
                                                                                   2011   1.185       1.035            --
                                                                                   2010   1.119       1.185        41,008
                                                                                   2009   0.835       1.119        49,685
                                                                                   2008   1.434       0.835        49,685
                                                                                   2007   1.271       1.434        69,967
                                                                                   2006   1.071       1.271        51,622
                                                                                   2005   1.000       1.071        21,549
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.061       1.263            --
                                                                                   2005   1.000       1.061            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   1.957       2.146            --
                                                                                   2013   1.516       1.957            --
                                                                                   2012   1.326       1.516            --
                                                                                   2011   1.380       1.326            --
                                                                                   2010   1.125       1.380            --
                                                                                   2009   0.797       1.125            --
                                                                                   2008   1.453       0.797            --
                                                                                   2007   1.221       1.453            --
                                                                                   2006   1.103       1.221            --
                                                                                   2005   1.000       1.103            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.028       1.147            --
                                                                                   2005   1.000       1.028            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.093       1.161            --
                                                                                   2006   1.042       1.093            --
                                                                                   2005   1.000       1.042            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.823       0.869            --
                                                                                   2009   0.697       0.823       303,869
                                                                                   2008   1.215       0.697       303,869
                                                                                   2007   1.185       1.215       303,869
                                                                                   2006   1.052       1.185       303,869
                                                                                   2005   1.000       1.052        97,903
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.832       2.156            --
                                                                                   2013   1.269       1.832            --
                                                                                   2012   1.094       1.269            --
                                                                                   2011   1.092       1.094            --
                                                                                   2010   0.894       1.092            --
                                                                                   2009   0.680       0.894            --
                                                                                   2008   1.167       0.680            --
                                                                                   2007   1.177       1.167            --
                                                                                   2006   1.107       1.177            --
                                                                                   2005   1.000       1.107            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.393       1.397            --
                                                                                   2013   1.078       1.393            --
                                                                                   2012   0.960       1.078            --
                                                                                   2011   1.047       0.960            --
                                                                                   2010   0.919       1.047        22,877
                                                                                   2009   0.727       0.919        50,638
                                                                                   2008   1.173       0.727        50,638
                                                                                   2007   1.185       1.173        50,638
                                                                                   2006   1.038       1.185            --
                                                                                   2005   1.000       1.038            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.576       1.710            --

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.241       1.576            --
                                                                                  2012   1.095       1.241            --
                                                                                  2011   1.092       1.095            --
                                                                                  2010   0.992       1.092            --
                                                                                  2009   0.831       0.992            --
                                                                                  2008   1.204       0.831            --
                                                                                  2007   1.136       1.204            --
                                                                                  2006   1.013       1.136            --
                                                                                  2005   1.000       1.013            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.789       0.770            --
                                                                                  2008   1.144       0.789            --
                                                                                  2007   1.147       1.144            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   0.983       1.036            --
                                                                                  2010   0.893       0.983            --
                                                                                  2009   0.651       0.893            --
                                                                                  2008   1.152       0.651            --
                                                                                  2007   1.157       1.152            --
                                                                                  2006   1.042       1.157            --
                                                                                  2005   1.000       1.042            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.068       1.158            --
                                                                                  2010   0.976       1.068            --
                                                                                  2009   0.819       0.976            --
                                                                                  2008   1.173       0.819            --
                                                                                  2007   1.127       1.173            --
                                                                                  2006   0.978       1.127            --
                                                                                  2005   1.000       0.978            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.551       1.722            --
                                                                                  2013   1.260       1.551            --
                                                                                  2012   1.129       1.260            --
                                                                                  2011   1.154       1.129            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.375       1.525       459,689
                                                                                  2013   1.119       1.375       459,689
                                                                                  2012   1.004       1.119       459,689
                                                                                  2011   0.954       1.004       459,689
                                                                                  2010   0.871       0.954       459,689
                                                                                  2009   0.726       0.871       459,689
                                                                                  2008   1.143       0.726       459,689
                                                                                  2007   1.110       1.143       459,689
                                                                                  2006   1.028       1.110       459,689
                                                                                  2005   1.000       1.028       142,365
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.561       1.739            --
                                                                                  2013   1.159       1.561            --
                                                                                  2012   0.985       1.159            --
                                                                                  2011   1.015       0.985            --
                                                                                  2010   0.945       1.015            --
                                                                                  2009   0.679       0.945            --
                                                                                  2008   1.109       0.679            --
                                                                                  2007   1.077       1.109            --
                                                                                  2006   1.054       1.077            --
                                                                                  2005   1.000       1.054            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.516       1.655            --
                                                                                  2013   1.172       1.516            --
                                                                                  2012   1.030       1.172            --
                                                                                  2011   1.004       1.030            --
                                                                                  2010   0.938       1.004            --
                                                                                  2009   0.771       0.938            --
                                                                                  2008   1.226       0.771            --
                                                                                  2007   1.208       1.226            --
                                                                                  2006   1.045       1.208            --
                                                                                  2005   1.000       1.045            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   1.835       1.938            --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.366       1.835            --
                                                                                      2012   1.186       1.366            --
                                                                                      2011   1.263       1.186            --
                                                                                      2010   1.055       1.263            --
                                                                                      2009   0.794       1.055            --
                                                                                      2008   1.255       0.794            --
                                                                                      2007   1.199       1.255            --
                                                                                      2006   1.068       1.199            --
                                                                                      2005   1.000       1.068            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.091       2.126            --
                                                                                      2013   1.455       2.091            --
                                                                                      2012   1.247       1.455            --
                                                                                      2011   1.258       1.247            --
                                                                                      2010   1.028       1.258            --
                                                                                      2009   0.737       1.028            --
                                                                                      2008   1.272       0.737            --
                                                                                      2007   1.183       1.272            --
                                                                                      2006   1.074       1.183            --
                                                                                      2005   1.000       1.074            --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.722       0.702            --
                                                                                      2008   1.183       0.722            --
                                                                                      2007   1.153       1.183            --
                                                                                      2006   1.025       1.153            --
                                                                                      2005   1.000       1.025            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.116       1.130            --
                                                                                      2006   1.017       1.116            --
                                                                                      2005   1.000       1.017            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.937            --
                                                                                      2010   0.891       0.951            --
                                                                                      2009   0.776       0.891            --
                                                                                      2008   1.008       0.776            --
                                                                                      2007   1.018       1.008            --
                                                                                      2006   1.000       1.018            --
                                                                                      2005   1.000       1.000            --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.095       1.114            --
                                                                                      2010   1.005       1.095            --
                                                                                      2009   0.862       1.005            --
                                                                                      2008   1.021       0.862            --
                                                                                      2007   1.024       1.021            --
                                                                                      2006   0.994       1.024            --
                                                                                      2005   1.000       0.994            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.588       1.547            --
                                                                                      2013   1.488       1.588            --
                                                                                      2012   1.292       1.488            --
                                                                                      2011   1.291       1.292            --
                                                                                      2010   1.133       1.291            --
                                                                                      2009   0.725       1.133            --
                                                                                      2008   1.059       0.725            --
                                                                                      2007   1.081       1.059            --
                                                                                      2006   0.996       1.081            --
                                                                                      2005   1.000       0.996            --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.035       1.027            --
                                                                                      2009   1.057       1.035            --
                                                                                      2008   1.054       1.057       155,624
                                                                                      2007   1.028       1.054            --
                                                                                      2006   1.005       1.028            --
                                                                                      2005   1.000       1.005            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.192       1.248            --
                                                                                      2006   1.033       1.192            --
                                                                                      2005   1.000       1.033            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.185       1.262            --
                                                                                      2006   1.074       1.185            --
                                                                                      2005   1.000       1.074            --
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.173       1.216           --
                                                                          2006   1.023       1.173           --
                                                                          2005   1.000       1.023           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.176       1.294           --
                                                                          2006   1.073       1.176           --
                                                                          2005   1.000       1.073           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.004       1.115           --
                                                                          2013   0.990       1.004           --
                                                                          2012   0.802       0.990           --
                                                                          2011   0.866       0.802           --
                                                                          2010   0.762       0.866           --
                                                                          2009   0.577       0.762           --
                                                                          2008   1.011       0.577           --
                                                                          2007   1.214       1.011       17,665
                                                                          2006   1.003       1.214       15,393
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.750       1.818           --
                                                                          2013   1.387       1.750           --
                                                                          2012   1.155       1.387           --
                                                                          2011   1.276       1.155           --
                                                                          2010   1.190       1.276           --
                                                                          2009   0.850       1.190           --
                                                                          2008   1.497       0.850           --
                                                                          2007   1.174       1.497           --
                                                                          2006   1.150       1.174           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.813       2.030           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.772       1.636           --
                                                                          2013   1.387       1.772           --
                                                                          2012   1.096       1.387           --
                                                                          2011   1.304       1.096           --
                                                                          2010   1.143       1.304           --
                                                                          2009   0.753       1.143           --
                                                                          2008   1.299       0.753           --
                                                                          2007   1.341       1.299           --
                                                                          2006   1.223       1.341           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.279       1.370           --
                                                                          2013   1.004       1.279           --
                                                                          2012   0.896       1.004           --
                                                                          2011   0.952       0.896           --
                                                                          2010   0.776       0.952           --
                                                                          2009   0.627       0.776           --
                                                                          2008   1.049       0.627           --
                                                                          2007   1.067       1.049           --
                                                                          2006   1.002       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.056       2.173           --
                                                                          2013   1.497       2.056           --
                                                                          2012   1.293       1.497           --
                                                                          2011   1.334       1.293           --
                                                                          2010   1.079       1.334           --
                                                                          2009   0.823       1.079           --
                                                                          2008   1.371       0.823           --
                                                                          2007   1.260       1.371           --
                                                                          2006   1.275       1.260           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.809       1.850           --
                                                                          2013   1.389       1.809           --
                                                                          2012   1.229       1.389           --
                                                                          2011   1.399       1.229           --
                                                                          2010   1.198       1.399           --
                                                                          2009   0.949       1.198           --
                                                                          2008   1.299       0.949           --
                                                                          2007   1.343       1.299           --
                                                                          2006   1.266       1.343           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.691       0.655           --
                                                                          2008   1.232       0.691           --
                                                                          2007   1.127       1.232           --
                                                                          2006   1.146       1.127           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.047       1.047           --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.987       1.047            --
                                                                               2012   0.827       0.987       297,631
                                                                               2011   0.908       0.827       303,869
                                                                               2010   0.872       0.908       303,869
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.193       1.225            --
                                                                               2013   0.942       1.193            --
                                                                               2012   0.826       0.942            --
                                                                               2011   0.970       0.826            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271            --
                                                                               2013   0.988       1.279            --
                                                                               2012   0.857       0.988            --
                                                                               2011   0.964       0.857            --
                                                                               2010   0.822       0.964            --
                                                                               2009   0.665       0.822            --
                                                                               2008   0.970       0.665            --
                                                                               2007   1.024       0.970            --
                                                                               2006   1.003       1.024            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.348       1.231         3,425
                                                                               2013   1.452       1.348         3,425
                                                                               2012   1.249       1.452            --
                                                                               2011   1.573       1.249            --
                                                                               2010   1.301       1.573            --
                                                                               2009   0.788       1.301            --
                                                                               2008   1.729       0.788            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.404       1.276            --
                                                                               2013   1.204       1.404            --
                                                                               2012   1.056       1.204            --
                                                                               2011   1.210       1.056            --
                                                                               2010   1.112       1.210            --
                                                                               2009   0.865       1.112            --
                                                                               2008   1.535       0.865            --
                                                                               2007   1.469       1.535            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.008       1.090            --
                                                                               2012   0.980       1.008            --
                                                                               2011   1.058       0.980            --
                                                                               2010   0.881       1.058            --
                                                                               2009   0.660       0.881            --
                                                                               2008   1.094       0.660            --
                                                                               2007   1.240       1.094            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.286       1.284       278,189
                                                                               2013   1.035       1.286       278,189
                                                                               2012   0.874       1.035            --
                                                                               2011   0.977       0.874            --
                                                                               2010   0.862       0.977            --
                                                                               2009   0.631       0.862            --
                                                                               2008   1.086       0.631            --
                                                                               2007   1.046       1.086            --
                                                                               2006   0.996       1.046            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.209       1.219            --
                                                                               2013   1.360       1.209            --
                                                                               2012   1.273       1.360            --
                                                                               2011   1.168       1.273            --
                                                                               2010   1.107       1.168            --
                                                                               2009   0.957       1.107            --
                                                                               2008   1.048       0.957            --
                                                                               2007   0.995       1.048            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.378       1.403         3,180
                                                                               2013   1.438       1.378         3,180
                                                                               2012   1.347       1.438         6,296
                                                                               2011   1.335       1.347        25,949
                                                                               2010   1.263       1.335        41,273
                                                                               2009   1.139       1.263        41,273
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.435       1.559            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.103       1.435           --
                                                                          2012   1.021       1.103           --
                                                                          2011   1.094       1.021           --
                                                                          2010   0.964       1.094           --
                                                                          2009   0.796       0.964           --
                                                                          2008   1.213       0.796           --
                                                                          2007   1.182       1.213           --
                                                                          2006   1.104       1.182           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.139       1.254           --
                                                                          2006   1.087       1.139           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.484       1.517           --
                                                                          2013   1.495       1.484           --
                                                                          2012   1.371       1.495           --
                                                                          2011   1.354       1.371           --
                                                                          2010   1.235       1.354           --
                                                                          2009   0.949       1.235           --
                                                                          2008   1.088       0.949           --
                                                                          2007   1.044       1.088       30,728
                                                                          2006   1.013       1.044       30,710
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.263       1.398           --
                                                                          2013   0.966       1.263           --
                                                                          2012   0.838       0.966           --
                                                                          2011   0.893       0.838       14,114
                                                                          2010   0.781       0.893       14,114
                                                                          2009   0.675       0.781       14,114
                                                                          2008   1.085       0.675       14,114
                                                                          2007   1.071       1.085       28,212
                                                                          2006   1.001       1.071       28,212
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.399       1.519           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.215       1.272           --
                                                                          2006   1.153       1.215           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.414       1.570           --
                                                                          2013   1.078       1.414           --
                                                                          2012   0.972       1.078           --
                                                                          2011   0.993       0.972           --
                                                                          2010   0.902       0.993           --
                                                                          2009   0.775       0.902           --
                                                                          2008   1.264       0.775           --
                                                                          2007   1.261       1.264           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.175       1.228           --
                                                                          2013   1.214       1.175           --
                                                                          2012   1.157       1.214           --
                                                                          2011   1.112       1.157           --
                                                                          2010   1.052       1.112           --
                                                                          2009   0.985       1.052           --
                                                                          2008   1.045       0.985           --
                                                                          2007   1.008       1.045           --
                                                                          2006   0.976       1.008           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.249       1.329           --
                                                                          2013   0.952       1.249           --
                                                                          2012   0.852       0.952           --
                                                                          2011   0.958       0.852           --
                                                                          2010   0.818       0.958           --
                                                                          2009   0.652       0.818           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.944       0.923           --
                                                                          2013   0.966       0.944           --
                                                                          2012   0.989       0.966           --
                                                                          2011   1.012       0.989           --
                                                                          2010   1.027       1.012           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.647       0.638           --
                                                                          2008   1.107       0.647           --
                                                                          2007   1.134       1.107           --
                                                                          2006   1.108       1.134           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.610       0.635           --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.131       0.610    --
                                                                       2007   1.114       1.131    --
                                                                       2006   1.104       1.114    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   0.918       1.009    --
                                                                       2012   0.813       0.918    --
                                                                       2011   0.887       0.813    --
                                                                       2010   0.793       0.887    --
                                                                       2009   0.667       0.793    --
                                                                       2008   1.119       0.667    --
                                                                       2007   1.100       1.119    --
                                                                       2006   1.077       1.100    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.459       1.583    --
                                                                       2013   1.125       1.459    --
                                                                       2012   1.039       1.125    --
                                                                       2011   1.097       1.039    --
                                                                       2010   0.975       1.097    --
                                                                       2009   0.669       0.975    --
                                                                       2008   1.261       0.669    --
                                                                       2007   1.072       1.261    --
                                                                       2006   1.103       1.072    --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.725       1.838    --
                                                                       2013   1.288       1.725    --
                                                                       2012   1.139       1.288    --
                                                                       2011   1.159       1.139    --
                                                                       2010   1.062       1.159    --
                                                                       2009   0.777       1.062    --
                                                                       2008   1.177       0.777    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900       0.973    --
                                                                       2010   0.796       0.900    --
                                                                       2009   0.620       0.796    --
                                                                       2008   1.065       0.620    --
                                                                       2007   1.055       1.065    --
                                                                       2006   1.002       1.055    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.245       1.271    --
                                                                       2013   1.221       1.245    --
                                                                       2012   1.145       1.221    --
                                                                       2011   1.135       1.145    --
                                                                       2010   1.055       1.135    --
                                                                       2009   0.896       1.055    --
                                                                       2008   1.071       0.896    --
                                                                       2007   1.038       1.071    --
                                                                       2006   1.001       1.038    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.259       1.291    --
                                                                       2013   1.161       1.259    --
                                                                       2012   1.066       1.161    --
                                                                       2011   1.080       1.066    --
                                                                       2010   0.990       1.080    --
                                                                       2009   0.819       0.990    --
                                                                       2008   1.070       0.819    --
                                                                       2007   1.044       1.070    --
                                                                       2006   1.002       1.044    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.255       1.289    --
                                                                       2013   1.089       1.255    --
                                                                       2012   0.984       1.089    --
                                                                       2011   1.021       0.984    --
                                                                       2010   0.923       1.021    --
                                                                       2009   0.746       0.923    --
                                                                       2008   1.070       0.746    --
                                                                       2007   1.050       1.070    --
                                                                       2006   1.002       1.050    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.236       1.271    --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.433
                                                                                           2013   1.113
                                                                                           2012   0.987
                                                                                           2011   0.994
                                                                                           2010   0.888
                                                                                           2009   0.725
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.337
                                                                                           2013   1.152
                                                                                           2012   1.059
                                                                                           2011   1.060
                                                                                           2010   0.987
                                                                                           2009   0.854
                                                                                           2008   1.124
                                                                                           2007   1.104
                                                                                           2006   1.038
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.629
                                                                                           2013   1.228
                                                                                           2012   1.078
                                                                                           2011   1.093
                                                                                           2010   1.004
                                                                                           2009   0.850
                                                                                           2008   1.290
                                                                                           2007   1.226
                                                                                           2006   1.115
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.362
                                                                                           2013   1.097
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.555
                                                                                           2013   1.147
                                                                                           2012   0.989
                                                                                           2011   1.026
                                                                                           2010   0.899
                                                                                           2009   0.643
                                                                                           2008   1.135
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.206
                                                                                           2013   1.224
                                                                                           2012   1.125
                                                                                           2011   1.115
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.305
                                                                                           2013   1.001
                                                                                           2012   0.910
                                                                                           2011   1.033
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.973
                                                                                           2006   0.989
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.102
                                                                                           2008   1.076
                                                                                           2007   1.012
                                                                                           2006   0.998
                                                                                           2005   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.367
                                                                                           2006   1.095
                                                                                           2005   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.207



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.236           --
                                                                                           1.017           --
                                                                                           0.902           --
                                                                                           0.959           --
                                                                                           0.856           --
                                                                                           0.678           --
                                                                                           1.070       76,274
                                                                                           1.054       76,274
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.584           --
                                                                                           1.433           --
                                                                                           1.113           --
                                                                                           0.987           --
                                                                                           0.994           --
                                                                                           0.888           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.417           --
                                                                                           1.337           --
                                                                                           1.152           --
                                                                                           1.059           --
                                                                                           1.060           --
                                                                                           0.987           --
                                                                                           0.854           --
                                                                                           1.124       28,496
                                                                                           1.104       28,254
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.765           --
                                                                                           1.629           --
                                                                                           1.228           --
                                                                                           1.078           --
                                                                                           1.093           --
                                                                                           1.004           --
                                                                                           0.850           --
                                                                                           1.290           --
                                                                                           1.226           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.327           --
                                                                                           1.362           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.654           --
                                                                                           1.555           --
                                                                                           1.147           --
                                                                                           0.989           --
                                                                                           1.026           --
                                                                                           0.899           --
                                                                                           0.643           --
                                                                                           1.135           --
                                                                                           1.064           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.241           --
                                                                                           1.206           --
                                                                                           1.224           --
                                                                                           1.125           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.407           --
                                                                                           1.305           --
                                                                                           1.001           --
                                                                                           0.910           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.991           --
                                                                                           0.973           --
                                                                                           0.989           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.136           --
                                                                                           1.102       19,653
                                                                                           1.076       19,653
                                                                                           1.012       19,653
                                                                                           0.998       13,117
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.477           --
                                                                                           1.367           --
                                                                                           1.095           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.286           --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.053       1.207           --
                                                                                     2005   1.000       1.053           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.079       1.146           --
                                                                                     2005   1.000       1.079           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.028       1.077           --
                                                                                     2005   1.000       1.028           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.074       1.104           --
                                                                                     2005   1.000       1.074           --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.105       1.172           --
                                                                                     2005   1.000       1.105           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.018           --
                                                                                     2005   1.000       1.016           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.050       1.085           --
                                                                                     2005   1.000       1.050           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.083       1.127           --
                                                                                     2005   1.000       1.083       67,777
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.045           --
                                                                                     2005   1.000       1.027           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   0.987       0.976           --
                                                                                     2005   1.000       0.987           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.089       1.153           --
                                                                                     2005   1.000       1.089           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.045       1.103           --
                                                                                     2005   1.000       1.045           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.008       1.038           --
                                                                                     2005   1.000       1.008       28,174
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.034       1.115           --
                                                                                     2005   1.000       1.034           --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.067       1.223           --
                                                                                     2005   1.000       1.067           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.043       1.104           --
                                                                                     2005   1.000       1.043           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.035       1.087           --
                                                                                     2005   1.000       1.035           --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.005       1.013           --
                                                                                     2005   1.000       1.005       28,882
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.042       1.085           --
                                                                                     2005   1.000       1.042           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.110       1.275           --
                                                                                     2005   1.000       1.110           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.266           --
                                                                                     2005   1.000       1.106           --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.070       1.108           --
                                                                                     2005   1.000       1.070           --







                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.410       1.342    --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2007   1.234       1.410         3,613
                                                                              2006   1.228       1.234         3,432
                                                                              2005   1.165       1.228         3,556
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.242       1.295            --
                                                                              2005   1.215       1.242       127,117
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.296       1.258            --
                                                                              2005   1.155       1.296        26,995
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.373       2.371       579,267
                                                                              2013   1.881       2.373       650,994
                                                                              2012   1.571       1.881       761,309
                                                                              2011   1.765       1.571     1,033,379
                                                                              2010   1.617       1.765     1,507,488
                                                                              2009   1.164       1.617     1,820,923
                                                                              2008   1.933       1.164     2,091,862
                                                                              2007   1.724       1.933     1,989,234
                                                                              2006   1.465       1.724     1,836,843
                                                                              2005   1.315       1.465     1,155,309
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.999       2.118     1,546,012
                                                                              2013   1.573       1.999     1,922,544
                                                                              2012   1.366       1.573     2,312,402
                                                                              2011   1.461       1.366     2,762,004
                                                                              2010   1.260       1.461     4,152,844
                                                                              2009   0.925       1.260     5,253,242
                                                                              2008   1.691       0.925     6,102,592
                                                                              2007   1.541       1.691     6,291,384
                                                                              2006   1.432       1.541     6,387,307
                                                                              2005   1.261       1.432     4,141,302
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.791       1.936     1,670,311
                                                                              2013   1.374       1.791     1,996,994
                                                                              2012   1.197       1.374     2,336,569
                                                                              2011   1.248       1.197     2,852,395
                                                                              2010   1.147       1.248     4,286,718
                                                                              2009   0.895       1.147     5,244,656
                                                                              2008   1.474       0.895     6,014,864
                                                                              2007   1.437       1.474     6,053,884
                                                                              2006   1.277       1.437     5,817,067
                                                                              2005   1.235       1.277     3,864,895
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.541       1.522            --
                                                                              2005   1.335       1.541        71,580
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.534       1.987            --
                                                                              2005   1.465       1.534       204,937
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.289       1.398            --
                                                                              2005   1.197       1.289       119,651
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.286       1.430            --
                                                                              2005   1.195       1.286       435,371
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.156       2.355       841,472
                                                                              2013   1.683       2.156       976,326
                                                                              2012   1.482       1.683     1,158,931
                                                                              2011   1.558       1.482     1,504,319
                                                                              2010   1.362       1.558     2,157,808
                                                                              2009   1.028       1.362     2,700,830
                                                                              2008   1.834       1.028     3,192,632
                                                                              2007   1.598       1.834     3,322,160
                                                                              2006   1.466       1.598     3,427,431
                                                                              2005   1.284       1.466     1,869,913
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.717       2.814       379,714

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.047       2.717       480,619
                                                                              2012   1.830       2.047       555,522
                                                                              2011   2.101       1.830       682,793
                                                                              2010   1.673       2.101       996,375
                                                                              2009   1.226       1.673     1,278,955
                                                                              2008   2.078       1.226     1,463,369
                                                                              2007   1.844       2.078     1,566,707
                                                                              2006   1.680       1.844     1,775,319
                                                                              2005   1.457       1.680       964,624
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.477       1.509       820,682
                                                                              2013   1.327       1.477       926,650
                                                                              2012   1.206       1.327     1,032,911
                                                                              2011   1.206       1.206     1,470,614
                                                                              2010   1.096       1.206     2,593,052
                                                                              2009   0.827       1.096     3,073,781
                                                                              2008   1.204       0.827     3,196,568
                                                                              2007   1.188       1.204     3,626,465
                                                                              2006   1.029       1.188     3,148,283
                                                                              2005   1.000       1.029     1,585,229
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.326       1.534            --
                                                                              2005   1.228       1.326     1,148,828
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.042       2.144        31,322
                                                                              2013   1.513       2.042        42,987
                                                                              2012   1.398       1.513        43,717
                                                                              2011   1.504       1.398        58,001
                                                                              2010   1.206       1.504        86,546
                                                                              2009   0.860       1.206        85,115
                                                                              2008   1.531       0.860        69,928
                                                                              2007   1.410       1.531        97,128
                                                                              2006   1.328       1.410        74,606
                                                                              2005   1.297       1.328        43,388
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.010       2.732            --
                                                                              2007   2.393       3.010     1,162,246
                                                                              2006   1.913       2.393     1,215,088
                                                                              2005   1.537       1.913       653,223
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.956       1.698       571,363
                                                                              2013   1.628       1.956       647,388
                                                                              2012   1.410       1.628       709,308
                                                                              2011   1.615       1.410       811,387
                                                                              2010   1.526       1.615     1,159,730
                                                                              2009   1.140       1.526     1,455,035
                                                                              2008   1.957       1.140     1,714,627
                                                                              2007   1.736       1.957     1,903,015
                                                                              2006   1.463       1.736     1,886,389
                                                                              2005   1.359       1.463     1,065,779
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.398       1.663            --
                                                                              2005   1.315       1.398       778,942
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.595       2.845        19,044
                                                                              2013   2.012       2.595        19,717
                                                                              2012   1.761       2.012        20,662
                                                                              2011   1.833       1.761        27,009
                                                                              2010   1.495       1.833        27,009
                                                                              2009   1.060       1.495        27,009
                                                                              2008   1.933       1.060        29,840
                                                                              2007   1.626       1.933       225,164
                                                                              2006   1.469       1.626        21,008
                                                                              2005   1.342       1.469        18,602
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.336       1.490            --
                                                                              2005   1.315       1.336       266,233
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.258       1.336            --
                                                                              2006   1.200       1.258            --
                                                                              2005   1.156       1.200            --
Legg Mason Partners Variable Equity Trust

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.996       1.052            --
                                                                                   2009   0.844       0.996     1,427,167
                                                                                   2008   1.472       0.844     2,085,103
                                                                                   2007   1.436       1.472     2,808,938
                                                                                   2006   1.276       1.436     2,957,662
                                                                                   2005   1.226       1.276     1,546,258
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.191       2.577       481,419
                                                                                   2013   1.518       2.191       571,917
                                                                                   2012   1.309       1.518       691,808
                                                                                   2011   1.308       1.309       752,119
                                                                                   2010   1.071       1.308       972,716
                                                                                   2009   0.815       1.071     1,352,024
                                                                                   2008   1.400       0.815     1,665,293
                                                                                   2007   1.412       1.400     2,144,900
                                                                                   2006   1.329       1.412     2,177,509
                                                                                   2005   1.219       1.329     1,495,208
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.688       1.693            --
                                                                                   2013   1.307       1.688       238,186
                                                                                   2012   1.164       1.307       295,609
                                                                                   2011   1.271       1.164       357,667
                                                                                   2010   1.116       1.271       426,393
                                                                                   2009   0.883       1.116       492,325
                                                                                   2008   1.425       0.883       778,531
                                                                                   2007   1.441       1.425       918,544
                                                                                   2006   1.263       1.441       840,698
                                                                                   2005   1.234       1.263       687,139
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.877       2.035       348,734
                                                                                   2013   1.478       1.877       437,975
                                                                                   2012   1.305       1.478       571,922
                                                                                   2011   1.302       1.305       652,893
                                                                                   2010   1.184       1.302       785,468
                                                                                   2009   0.993       1.184       955,859
                                                                                   2008   1.438       0.993       965,027
                                                                                   2007   1.358       1.438     1,055,670
                                                                                   2006   1.211       1.358     1,117,601
                                                                                   2005   1.188       1.211     1,040,580
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.916       0.894            --
                                                                                   2008   1.329       0.916       319,764
                                                                                   2007   1.333       1.329       545,031
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.136       1.197            --
                                                                                   2010   1.032       1.136     1,816,628
                                                                                   2009   0.753       1.032     2,392,519
                                                                                   2008   1.333       0.753     2,666,555
                                                                                   2007   1.340       1.333     3,529,037
                                                                                   2006   1.208       1.340     3,639,218
                                                                                   2005   1.174       1.208     2,609,873
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.179       1.278            --
                                                                                   2010   1.079       1.179         9,167
                                                                                   2009   0.905       1.079        11,666
                                                                                   2008   1.297       0.905        22,550
                                                                                   2007   1.248       1.297        74,726
                                                                                   2006   1.083       1.248        75,667
                                                                                   2005   1.111       1.083        93,532
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.710       1.898           647
                                                                                   2013   1.390       1.710           650
                                                                                   2012   1.246       1.390           780
                                                                                   2011   1.274       1.246           785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.514       1.678       743,830
                                                                                   2013   1.233       1.514     1,036,914
                                                                                   2012   1.107       1.233     1,343,792
                                                                                   2011   1.052       1.107     1,543,254
                                                                                   2010   0.960       1.052     3,186,476
                                                                                   2009   0.802       0.960     4,246,017
                                                                                   2008   1.262       0.802     5,168,028
                                                                                   2007   1.227       1.262     5,904,017
                                                                                   2006   1.136       1.227     6,911,210
                                                                                   2005   1.116       1.136     4,861,747

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.735       1.932        89,716
                                                                                      2013   1.288       1.735        95,717
                                                                                      2012   1.096       1.288       117,102
                                                                                      2011   1.129       1.096       145,486
                                                                                      2010   1.053       1.129       156,530
                                                                                      2009   0.757       1.053       282,269
                                                                                      2008   1.236       0.757       404,107
                                                                                      2007   1.202       1.236       482,503
                                                                                      2006   1.176       1.202       540,044
                                                                                      2005   1.144       1.176       474,812
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.858       2.027       117,714
                                                                                      2013   1.437       1.858       147,659
                                                                                      2012   1.263       1.437       152,133
                                                                                      2011   1.232       1.263       159,419
                                                                                      2010   1.152       1.232       186,018
                                                                                      2009   0.947       1.152       179,723
                                                                                      2008   1.507       0.947       179,843
                                                                                      2007   1.485       1.507       190,161
                                                                                      2006   1.285       1.485       193,377
                                                                                      2005   1.235       1.285       177,368
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.259       2.385        97,474
                                                                                      2013   1.683       2.259       129,418
                                                                                      2012   1.462       1.683       174,653
                                                                                      2011   1.558       1.462       184,538
                                                                                      2010   1.301       1.558       242,497
                                                                                      2009   0.980       1.301       416,392
                                                                                      2008   1.550       0.980       539,165
                                                                                      2007   1.481       1.550       587,815
                                                                                      2006   1.321       1.481       622,298
                                                                                      2005   1.248       1.321       716,785
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.760       2.806        23,344
                                                                                      2013   1.921       2.760        27,882
                                                                                      2012   1.647       1.921        42,608
                                                                                      2011   1.663       1.647        50,434
                                                                                      2010   1.360       1.663        51,805
                                                                                      2009   0.975       1.360        81,056
                                                                                      2008   1.684       0.975       139,674
                                                                                      2007   1.568       1.684       131,989
                                                                                      2006   1.423       1.568        18,898
                                                                                      2005   1.389       1.423        27,311
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.871       0.845            --
                                                                                      2008   1.426       0.871       619,816
                                                                                      2007   1.392       1.426       761,039
                                                                                      2006   1.237       1.392       771,088
                                                                                      2005   1.215       1.237       779,368
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.297       1.313            --
                                                                                      2006   1.182       1.297       623,134
                                                                                      2005   1.169       1.182       551,799
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.934       0.920            --
                                                                                      2010   0.875       0.934       226,962
                                                                                      2009   0.763       0.875       285,649
                                                                                      2008   0.991       0.763       394,236
                                                                                      2007   1.001       0.991       601,651
                                                                                      2006   0.985       1.001       663,786
                                                                                      2005   0.985       0.985       526,753
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.212       1.233            --
                                                                                      2010   1.113       1.212        34,356
                                                                                      2009   0.955       1.113        45,072
                                                                                      2008   1.131       0.955        53,607
                                                                                      2007   1.136       1.131        69,170
                                                                                      2006   1.103       1.136        69,487
                                                                                      2005   1.101       1.103        96,787
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.889       1.839       432,068

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.771       1.889       494,332
                                                                          2012   1.538       1.771       517,472
                                                                          2011   1.538       1.538       623,093
                                                                          2010   1.350       1.538       837,410
                                                                          2009   0.864       1.350     1,027,347
                                                                          2008   1.263       0.864     1,407,255
                                                                          2007   1.290       1.263     1,501,251
                                                                          2006   1.190       1.290     1,597,304
                                                                          2005   1.187       1.190     1,059,905
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.010       1.002            --
                                                                          2009   1.031       1.010     1,223,655
                                                                          2008   1.029       1.031     2,560,810
                                                                          2007   1.004       1.029     1,322,232
                                                                          2006   0.983       1.004       845,554
                                                                          2005   0.978       0.983        62,290
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.450       1.517            --
                                                                          2006   1.257       1.450            --
                                                                          2005   1.236       1.257            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.574       1.675            --
                                                                          2006   1.427       1.574       117,303
                                                                          2005   1.393       1.427       103,410
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.448       1.501            --
                                                                          2006   1.264       1.448       505,646
                                                                          2005   1.253       1.264       458,335
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.621       1.783            --
                                                                          2006   1.479       1.621     1,021,048
                                                                          2005   1.399       1.479       944,971
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.000       1.110       276,916
                                                                          2013   0.987       1.000       308,408
                                                                          2012   0.800       0.987       313,284
                                                                          2011   0.864       0.800       355,554
                                                                          2010   0.761       0.864       503,017
                                                                          2009   0.577       0.761       630,877
                                                                          2008   1.010       0.577       681,041
                                                                          2007   1.214       1.010       701,161
                                                                          2006   1.003       1.214       799,548
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.305       2.395            --
                                                                          2013   1.828       2.305       175,767
                                                                          2012   1.524       1.828       190,403
                                                                          2011   1.683       1.524       214,115
                                                                          2010   1.571       1.683       256,206
                                                                          2009   1.123       1.571       271,636
                                                                          2008   1.978       1.123       329,850
                                                                          2007   1.552       1.978       168,179
                                                                          2006   1.522       1.552       132,827
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.388       2.673       165,131
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.316       2.138        39,956
                                                                          2013   1.813       2.316        48,054
                                                                          2012   1.434       1.813        60,947
                                                                          2011   1.706       1.434        62,893
                                                                          2010   1.497       1.706       221,291
                                                                          2009   0.986       1.497       255,922
                                                                          2008   1.703       0.986       308,636
                                                                          2007   1.759       1.703       307,296
                                                                          2006   1.604       1.759       514,350
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.274       1.364       481,806

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.001       1.274       524,092
                                                                               2012   0.893       1.001       598,246
                                                                               2011   0.950       0.893       700,021
                                                                               2010   0.774       0.950       899,241
                                                                               2009   0.627       0.774     1,233,693
                                                                               2008   1.048       0.627     1,453,107
                                                                               2007   1.067       1.048     1,504,181
                                                                               2006   1.002       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.047       2.163        12,947
                                                                               2013   1.491       2.047        15,746
                                                                               2012   1.288       1.491        16,837
                                                                               2011   1.330       1.288        21,903
                                                                               2010   1.077       1.330        23,404
                                                                               2009   0.821       1.077        42,628
                                                                               2008   1.370       0.821        39,286
                                                                               2007   1.259       1.370        44,166
                                                                               2006   1.275       1.259        35,268
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.801       1.841        71,221
                                                                               2013   1.384       1.801        77,402
                                                                               2012   1.225       1.384        91,244
                                                                               2011   1.395       1.225       100,424
                                                                               2010   1.195       1.395       125,235
                                                                               2009   0.948       1.195       146,096
                                                                               2008   1.298       0.948       159,621
                                                                               2007   1.342       1.298       132,203
                                                                               2006   1.265       1.342        63,985
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.802       0.760            --
                                                                               2008   1.432       0.802        49,942
                                                                               2007   1.310       1.432        55,303
                                                                               2006   1.333       1.310        67,191
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.265       1.265            --
                                                                               2013   1.193       1.265            --
                                                                               2012   1.000       1.193       655,063
                                                                               2011   1.099       1.000       773,227
                                                                               2010   1.056       1.099     1,022,002
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.188       1.220        38,841
                                                                               2013   0.939       1.188        41,003
                                                                               2012   0.824       0.939        43,493
                                                                               2011   0.968       0.824        60,759
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.274       1.266       559,008
                                                                               2013   0.985       1.274       627,877
                                                                               2012   0.855       0.985       713,960
                                                                               2011   0.961       0.855       854,404
                                                                               2010   0.821       0.961     1,098,050
                                                                               2009   0.665       0.821     1,463,970
                                                                               2008   0.970       0.665     1,650,682
                                                                               2007   1.024       0.970     1,768,231
                                                                               2006   1.003       1.024     1,361,621
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.127       1.942       434,072
                                                                               2013   2.292       2.127       483,461
                                                                               2012   1.974       2.292       558,203
                                                                               2011   2.486       1.974       708,083
                                                                               2010   2.058       2.486       958,219
                                                                               2009   1.247       2.058     1,082,158
                                                                               2008   2.736       1.247     1,239,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.872       1.702         6,716
                                                                               2013   1.607       1.872        10,382
                                                                               2012   1.410       1.607        11,331
                                                                               2011   1.617       1.410         6,381
                                                                               2010   1.486       1.617        14,483
                                                                               2009   1.156       1.486        14,141
                                                                               2008   2.054       1.156        19,421
                                                                               2007   1.966       2.054            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.004       1.086            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.977       1.004        57,121
                                                                          2011   1.055       0.977       116,844
                                                                          2010   0.879       1.055        93,545
                                                                          2009   0.658       0.879       103,537
                                                                          2008   1.092       0.658       109,150
                                                                          2007   1.239       1.092        47,641
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.281       1.278     1,060,765
                                                                          2013   1.032       1.281     1,208,666
                                                                          2012   0.872       1.032       724,006
                                                                          2011   0.974       0.872       904,811
                                                                          2010   0.861       0.974     1,229,717
                                                                          2009   0.630       0.861     1,600,704
                                                                          2008   1.085       0.630     1,891,554
                                                                          2007   1.046       1.085     1,983,515
                                                                          2006   0.996       1.046     2,041,042
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.350       1.360       490,747
                                                                          2013   1.518       1.350       526,522
                                                                          2012   1.422       1.518       577,527
                                                                          2011   1.305       1.422       792,067
                                                                          2010   1.237       1.305       984,643
                                                                          2009   1.070       1.237     1,290,738
                                                                          2008   1.174       1.070     1,377,246
                                                                          2007   1.114       1.174     1,394,093
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.444       1.469     1,416,438
                                                                          2013   1.507       1.444     1,536,656
                                                                          2012   1.412       1.507     1,677,894
                                                                          2011   1.401       1.412     2,054,992
                                                                          2010   1.326       1.401     2,632,301
                                                                          2009   1.196       1.326     3,338,076
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.733       1.882        50,494
                                                                          2013   1.333       1.733        54,700
                                                                          2012   1.235       1.333       116,241
                                                                          2011   1.324       1.235       127,106
                                                                          2010   1.166       1.324       135,460
                                                                          2009   0.964       1.166       165,539
                                                                          2008   1.469       0.964       173,595
                                                                          2007   1.433       1.469       182,216
                                                                          2006   1.339       1.433       184,963
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.138       1.253            --
                                                                          2006   1.087       1.138        43,379
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.621       1.656       530,794
                                                                          2013   1.634       1.621       576,366
                                                                          2012   1.499       1.634       585,636
                                                                          2011   1.481       1.499       764,885
                                                                          2010   1.351       1.481       927,540
                                                                          2009   1.040       1.351     1,329,988
                                                                          2008   1.192       1.040     1,506,206
                                                                          2007   1.145       1.192     1,749,354
                                                                          2006   1.111       1.145     1,421,361
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.258       1.392     1,031,915
                                                                          2013   0.963       1.258     1,218,314
                                                                          2012   0.836       0.963     1,322,997
                                                                          2011   0.891       0.836     1,548,514
                                                                          2010   0.780       0.891     1,990,849
                                                                          2009   0.674       0.780     2,495,892
                                                                          2008   1.084       0.674     2,929,009
                                                                          2007   1.070       1.084     3,309,548
                                                                          2006   1.001       1.070     2,861,770
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.695       1.840       204,283
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.505       1.574            --
                                                                          2006   1.428       1.505        13,156
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.745       1.937         5,552

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.331       1.745         5,553
                                                                        2012   1.201       1.331         8,301
                                                                        2011   1.227       1.201         8,306
                                                                        2010   1.116       1.227        10,704
                                                                        2009   0.958       1.116        17,472
                                                                        2008   1.565       0.958        17,624
                                                                        2007   1.561       1.565        16,304
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.213       1.266       300,462
                                                                        2013   1.253       1.213       338,617
                                                                        2012   1.195       1.253       379,111
                                                                        2011   1.149       1.195       512,902
                                                                        2010   1.088       1.149       621,993
                                                                        2009   1.019       1.088       671,588
                                                                        2008   1.082       1.019       788,769
                                                                        2007   1.043       1.082       931,682
                                                                        2006   1.010       1.043       934,982
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.436       1.528        94,050
                                                                        2013   1.096       1.436       100,109
                                                                        2012   0.981       1.096       132,671
                                                                        2011   1.103       0.981       143,263
                                                                        2010   0.942       1.103       195,707
                                                                        2009   0.752       0.942       254,015
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.919       0.898     2,809,210
                                                                        2013   0.941       0.919     2,495,110
                                                                        2012   0.963       0.941     2,510,215
                                                                        2011   0.986       0.963     2,375,329
                                                                        2010   1.002       0.986       823,308
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.727       0.717            --
                                                                        2008   1.245       0.727        20,408
                                                                        2007   1.276       1.245        19,718
                                                                        2006   1.247       1.276        19,469
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.703       0.732            --
                                                                        2008   1.305       0.703       224,608
                                                                        2007   1.285       1.305       221,960
                                                                        2006   1.274       1.285       230,529
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.104       1.212            --
                                                                        2012   0.977       1.104       277,261
                                                                        2011   1.067       0.977       320,199
                                                                        2010   0.954       1.067       408,101
                                                                        2009   0.803       0.954       534,950
                                                                        2008   1.348       0.803       620,276
                                                                        2007   1.326       1.348       686,791
                                                                        2006   1.299       1.326       731,420
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.764       1.914        22,005
                                                                        2013   1.362       1.764        22,711
                                                                        2012   1.258       1.362        22,552
                                                                        2011   1.329       1.258        22,955
                                                                        2010   1.182       1.329        30,434
                                                                        2009   0.811       1.182        45,263
                                                                        2008   1.530       0.811        67,002
                                                                        2007   1.301       1.530       341,012
                                                                        2006   1.339       1.301        88,529
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.966       2.094            --
                                                                        2013   1.469       1.966            --
                                                                        2012   1.299       1.469            --
                                                                        2011   1.323       1.299            --
                                                                        2010   1.214       1.323            --
                                                                        2009   0.888       1.214         3,898
                                                                        2008   1.345       0.888         3,344
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.898       0.971            --
                                                                        2010   0.795       0.898       120,368
                                                                        2009   0.619       0.795       138,985
                                                                        2008   1.064       0.619        88,293
                                                                        2007   1.055       1.064        88,926
                                                                        2006   1.002       1.055       378,320
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.240       1.265       224,705

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.217       1.240       176,786
                                                                        2012   1.142       1.217       188,948
                                                                        2011   1.132       1.142       188,948
                                                                        2010   1.053       1.132       195,605
                                                                        2009   0.894       1.053        88,760
                                                                        2008   1.070       0.894        24,285
                                                                        2007   1.037       1.070        27,446
                                                                        2006   1.001       1.037        31,936
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.254       1.285       181,830
                                                                        2013   1.157       1.254       192,722
                                                                        2012   1.063       1.157       192,772
                                                                        2011   1.077       1.063       266,890
                                                                        2010   0.989       1.077       124,291
                                                                        2009   0.818       0.989       164,449
                                                                        2008   1.069       0.818       201,974
                                                                        2007   1.044       1.069       170,325
                                                                        2006   1.002       1.044       163,449
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.250       1.283       609,258
                                                                        2013   1.085       1.250       330,885
                                                                        2012   0.981       1.085       343,433
                                                                        2011   1.018       0.981       444,428
                                                                        2010   0.921       1.018       594,969
                                                                        2009   0.745       0.921       779,729
                                                                        2008   1.069       0.745       629,708
                                                                        2007   1.049       1.069       662,867
                                                                        2006   1.002       1.049       719,402
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.231       1.265       230,847
                                                                        2013   1.014       1.231        86,171
                                                                        2012   0.900       1.014       140,394
                                                                        2011   0.957       0.900       182,075
                                                                        2010   0.854       0.957       196,441
                                                                        2009   0.678       0.854       322,103
                                                                        2008   1.069       0.678       434,810
                                                                        2007   1.054       1.069       457,601
                                                                        2006   1.002       1.054       465,821
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.723       1.903       158,093
                                                                        2013   1.339       1.723       155,369
                                                                        2012   1.188       1.339       203,328
                                                                        2011   1.197       1.188       415,799
                                                                        2010   1.070       1.197       479,506
                                                                        2009   0.874       1.070       662,279
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.559       1.651       570,964
                                                                        2013   1.344       1.559       657,621
                                                                        2012   1.236       1.344       811,409
                                                                        2011   1.238       1.236       932,779
                                                                        2010   1.153       1.238     1,081,343
                                                                        2009   0.998       1.153     1,271,937
                                                                        2008   1.315       0.998     1,471,375
                                                                        2007   1.292       1.315     1,741,962
                                                                        2006   1.215       1.292     1,922,840
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.820       1.970       210,460
                                                                        2013   1.373       1.820       268,775
                                                                        2012   1.205       1.373       144,686
                                                                        2011   1.223       1.205       173,426
                                                                        2010   1.124       1.223       359,096
                                                                        2009   0.952       1.124       451,475
                                                                        2008   1.445       0.952       482,286
                                                                        2007   1.374       1.445       526,307
                                                                        2006   1.250       1.374       619,542
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.356       1.321        39,244
                                                                        2013   1.093       1.356        52,526
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.549       1.647         9,648

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.143
                                                                                           2012   0.986
                                                                                           2011   1.023
                                                                                           2010   0.897
                                                                                           2009   0.642
                                                                                           2008   1.134
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.332
                                                                                           2013   1.353
                                                                                           2012   1.244
                                                                                           2011   1.234
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.506
                                                                                           2013   1.156
                                                                                           2012   1.051
                                                                                           2011   1.194
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.090
                                                                                           2006   1.108
                                                                                           2005   1.111
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.157
                                                                                           2008   1.130
                                                                                           2007   1.064
                                                                                           2006   1.049
                                                                                           2005   1.048
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.830
                                                                                           2006   1.467
                                                                                           2005   1.338
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.824
                                                                                           2006   1.592
                                                                                           2005   1.523
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.255
                                                                                           2005   1.181
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.239
                                                                                           2005   1.214
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.240
                                                                                           2005   1.168
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.104
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.016
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.050
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.083
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.023
                                                                                           2005   1.033
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.349
                                                                                           2005   1.232
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.269
                                                                                           2005   1.260
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.180
                                                                                           2005   1.173
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.160
                                                                                           2005   1.115



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.549         9,648
                                                                                           1.143         9,648
                                                                                           0.986         9,648
                                                                                           1.023        36,454
                                                                                           0.897        36,454
                                                                                           0.642        55,430
                                                                                           1.134        28,624
                                                                                           1.063        28,624
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.370        10,425
                                                                                           1.332        29,142
                                                                                           1.353        28,570
                                                                                           1.244        24,692
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.623     1,251,236
                                                                                           1.506     1,278,777
                                                                                           1.156     1,374,438
                                                                                           1.051     1,536,354
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.109            --
                                                                                           1.090     1,296,208
                                                                                           1.108     1,033,484
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.193            --
                                                                                           1.157     4,171,345
                                                                                           1.130     4,228,796
                                                                                           1.064     3,764,766
                                                                                           1.049     2,688,262
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.976            --
                                                                                           1.830            --
                                                                                           1.467            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.943            --
                                                                                           1.824       295,550
                                                                                           1.592       280,760
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.333            --
                                                                                           1.255        49,939
 Travelers Equity Income Subaccount (11/99)............................................... 1.299            --
                                                                                           1.239       720,262
 Travelers Large Cap Subaccount (11/99)................................................... 1.274            --
                                                                                           1.240        64,523
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.171            --
                                                                                           1.104       295,809
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.017            --
                                                                                           1.016        31,450
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.085            --
                                                                                           1.050       489,279
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.126            --
                                                                                           1.083       203,169
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.045            --
                                                                                           1.027        37,182
 Travelers Managed Income Subaccount (11/99).............................................. 1.010            --
                                                                                           1.023       772,350
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.428            --
                                                                                           1.349        10,886
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.339            --
                                                                                           1.269        72,202
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.215            --
                                                                                           1.180     1,203,637
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.250            --
                                                                                           1.160       414,455

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.400       1.604            --
                                                                          2005   1.308       1.400       256,874
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.265       1.339            --
                                                                          2005   1.222       1.265       121,433
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.035       1.087            --
                                                                          2005   1.000       1.035        32,972
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102       1.111            --
                                                                          2005   1.089       1.102       941,307
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.197       1.246            --
                                                                          2005   1.201       1.197        26,075
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.110       1.275            --
                                                                          2005   1.000       1.110        26,780
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.265            --
                                                                          2005   1.000       1.106        36,600
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.205       1.247            --
                                                                          2005   1.144       1.205         8,358







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.407       1.339            --
                                                                         2007   1.232       1.407        13,200
                                                                         2006   1.227       1.232        12,718
                                                                         2005   1.164       1.227        13,045
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.240       1.293            --
                                                                         2005   1.215       1.240        40,440
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.295       1.256            --
                                                                         2005   1.155       1.295        64,325
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.361       2.358        47,736
                                                                         2013   1.872       2.361        49,331
                                                                         2012   1.565       1.872        47,796
                                                                         2011   1.759       1.565        68,394
                                                                         2010   1.612       1.759        71,524
                                                                         2009   1.160       1.612       103,901
                                                                         2008   1.929       1.160       124,938
                                                                         2007   1.721       1.929       127,649
                                                                         2006   1.464       1.721       153,891
                                                                         2005   1.314       1.464       130,702
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.988       2.106       144,549
                                                                         2013   1.565       1.988       176,743
                                                                         2012   1.360       1.565       182,370
                                                                         2011   1.456       1.360       248,316
                                                                         2010   1.256       1.456       270,479
                                                                         2009   0.923       1.256       422,155
                                                                         2008   1.687       0.923       434,684
                                                                         2007   1.539       1.687       490,193
                                                                         2006   1.430       1.539       562,438
                                                                         2005   1.260       1.430       515,454
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.782       1.925       209,769

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.367       1.782       198,316
                                                                              2012   1.192       1.367       237,737
                                                                              2011   1.244       1.192       331,954
                                                                              2010   1.143       1.244       376,714
                                                                              2009   0.892       1.143       393,448
                                                                              2008   1.471       0.892       591,752
                                                                              2007   1.434       1.471       643,623
                                                                              2006   1.275       1.434       786,871
                                                                              2005   1.234       1.275       830,800
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.540       1.519            --
                                                                              2005   1.334       1.540            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.532       1.984            --
                                                                              2005   1.464       1.532         1,439
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.287       1.396            --
                                                                              2005   1.197       1.287        12,342
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.284       1.428            --
                                                                              2005   1.195       1.284        31,033
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.145       2.341        16,742
                                                                              2013   1.675       2.145         8,868
                                                                              2012   1.475       1.675         8,868
                                                                              2011   1.552       1.475        16,439
                                                                              2010   1.357       1.552        16,723
                                                                              2009   1.025       1.357        16,725
                                                                              2008   1.830       1.025        13,425
                                                                              2007   1.595       1.830        13,427
                                                                              2006   1.464       1.595        13,430
                                                                              2005   1.283       1.464        24,211
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.703       2.798         1,328
                                                                              2013   2.037       2.703         1,428
                                                                              2012   1.822       2.037         1,429
                                                                              2011   2.093       1.822         3,780
                                                                              2010   1.668       2.093        12,104
                                                                              2009   1.222       1.668        12,105
                                                                              2008   2.073       1.222        15,579
                                                                              2007   1.841       2.073        15,763
                                                                              2006   1.678       1.841        30,175
                                                                              2005   1.456       1.678        30,180
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.471       1.502            --
                                                                              2013   1.322       1.471            --
                                                                              2012   1.202       1.322            --
                                                                              2011   1.203       1.202            --
                                                                              2010   1.093       1.203       122,574
                                                                              2009   0.826       1.093            --
                                                                              2008   1.203       0.826            --
                                                                              2007   1.187       1.203         1,728
                                                                              2006   1.028       1.187            --
                                                                              2005   1.000       1.028            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.325       1.531            --
                                                                              2005   1.227       1.325        37,224
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.032       2.132        14,714
                                                                              2013   1.506       2.032        14,835
                                                                              2012   1.392       1.506        16,070
                                                                              2011   1.498       1.392        17,831
                                                                              2010   1.202       1.498        19,586
                                                                              2009   0.858       1.202        12,965
                                                                              2008   1.528       0.858        17,420
                                                                              2007   1.407       1.528        21,464
                                                                              2006   1.326       1.407        36,304
                                                                              2005   1.296       1.326        40,749
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.004       2.726            --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.389       3.004        16,435
                                                                                   2006   1.911       2.389        14,302
                                                                                   2005   1.536       1.911        11,241
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.946       1.688        28,977
                                                                                   2013   1.621       1.946        45,794
                                                                                   2012   1.404       1.621       108,111
                                                                                   2011   1.610       1.404       107,489
                                                                                   2010   1.521       1.610       122,552
                                                                                   2009   1.137       1.521       127,513
                                                                                   2008   1.953       1.137       126,714
                                                                                   2007   1.733       1.953       211,660
                                                                                   2006   1.461       1.733       214,591
                                                                                   2005   1.359       1.461       224,692
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.396       1.661            --
                                                                                   2005   1.314       1.396            --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.582       2.829            --
                                                                                   2013   2.003       2.582            --
                                                                                   2012   1.754       2.003            --
                                                                                   2011   1.827       1.754            --
                                                                                   2010   1.491       1.827            --
                                                                                   2009   1.057       1.491            --
                                                                                   2008   1.929       1.057            --
                                                                                   2007   1.623       1.929            --
                                                                                   2006   1.467       1.623            --
                                                                                   2005   1.341       1.467            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.334       1.487            --
                                                                                   2005   1.314       1.334         1,669
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.256       1.334            --
                                                                                   2006   1.199       1.256            --
                                                                                   2005   1.155       1.199            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.993       1.049            --
                                                                                   2009   0.841       0.993        55,240
                                                                                   2008   1.469       0.841        73,145
                                                                                   2007   1.434       1.469       873,636
                                                                                   2006   1.275       1.434       877,770
                                                                                   2005   1.226       1.275       999,594
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.180       2.562        23,401
                                                                                   2013   1.511       2.180        23,550
                                                                                   2012   1.304       1.511        77,055
                                                                                   2011   1.303       1.304        88,765
                                                                                   2010   1.068       1.303       103,473
                                                                                   2009   0.813       1.068       107,849
                                                                                   2008   1.397       0.813       118,038
                                                                                   2007   1.410       1.397       120,253
                                                                                   2006   1.327       1.410       192,389
                                                                                   2005   1.218       1.327       199,983
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.679       1.684            --
                                                                                   2013   1.301       1.679        15,644
                                                                                   2012   1.159       1.301        26,261
                                                                                   2011   1.266       1.159        34,227
                                                                                   2010   1.112       1.266        39,468
                                                                                   2009   0.881       1.112        41,648
                                                                                   2008   1.422       0.881        51,716
                                                                                   2007   1.439       1.422        63,019
                                                                                   2006   1.262       1.439        83,533
                                                                                   2005   1.233       1.262        84,433
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.867       2.023        27,080

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.471       1.867        27,298
                                                                                  2012   1.300       1.471        27,892
                                                                                  2011   1.298       1.300        28,435
                                                                                  2010   1.180       1.298        42,446
                                                                                  2009   0.990       1.180        71,910
                                                                                  2008   1.434       0.990        37,127
                                                                                  2007   1.355       1.434        39,632
                                                                                  2006   1.209       1.355       110,612
                                                                                  2005   1.188       1.209       114,565
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.913       0.892            --
                                                                                  2008   1.326       0.913        66,457
                                                                                  2007   1.330       1.326       108,788
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.132       1.192            --
                                                                                  2010   1.029       1.132       235,159
                                                                                  2009   0.751       1.029       370,373
                                                                                  2008   1.330       0.751       425,348
                                                                                  2007   1.338       1.330       730,771
                                                                                  2006   1.206       1.338     1,116,980
                                                                                  2005   1.174       1.206     1,470,976
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.175       1.273            --
                                                                                  2010   1.076       1.175        31,705
                                                                                  2009   0.902       1.076        31,705
                                                                                  2008   1.294       0.902        31,705
                                                                                  2007   1.246       1.294        31,705
                                                                                  2006   1.082       1.246        32,957
                                                                                  2005   1.110       1.082        29,088
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.701       1.887         8,038
                                                                                  2013   1.384       1.701         8,038
                                                                                  2012   1.241       1.384         8,038
                                                                                  2011   1.269       1.241        31,135
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.506       1.668        85,685
                                                                                  2013   1.227       1.506       113,256
                                                                                  2012   1.102       1.227       160,199
                                                                                  2011   1.048       1.102       305,375
                                                                                  2010   0.957       1.048       364,260
                                                                                  2009   0.800       0.957       370,399
                                                                                  2008   1.259       0.800       551,254
                                                                                  2007   1.224       1.259     1,084,370
                                                                                  2006   1.135       1.224     1,437,103
                                                                                  2005   1.115       1.135     1,521,832
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.726       1.921        10,070
                                                                                  2013   1.282       1.726        10,291
                                                                                  2012   1.092       1.282        71,446
                                                                                  2011   1.125       1.092        78,750
                                                                                  2010   1.049       1.125        82,142
                                                                                  2009   0.755       1.049        84,629
                                                                                  2008   1.233       0.755        87,496
                                                                                  2007   1.200       1.233        87,628
                                                                                  2006   1.175       1.200       137,096
                                                                                  2005   1.144       1.175       137,228
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.848       2.016        21,793
                                                                                  2013   1.430       1.848        21,940
                                                                                  2012   1.258       1.430        22,807
                                                                                  2011   1.227       1.258        30,131
                                                                                  2010   1.149       1.227        32,564
                                                                                  2009   0.945       1.149        11,756
                                                                                  2008   1.504       0.945        11,756
                                                                                  2007   1.482       1.504        28,027
                                                                                  2006   1.284       1.482        28,027
                                                                                  2005   1.234       1.284        28,027
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.247       2.372         4,410

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.675       2.247         4,764
                                                                                      2012   1.456       1.675         4,736
                                                                                      2011   1.552       1.456         4,781
                                                                                      2010   1.297       1.552         5,103
                                                                                      2009   0.977       1.297         5,447
                                                                                      2008   1.546       0.977        14,160
                                                                                      2007   1.478       1.546        19,158
                                                                                      2006   1.319       1.478        24,312
                                                                                      2005   1.247       1.319        30,525
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.745       2.790         5,925
                                                                                      2013   1.912       2.745        11,151
                                                                                      2012   1.640       1.912        11,247
                                                                                      2011   1.657       1.640        11,590
                                                                                      2010   1.356       1.657        17,136
                                                                                      2009   0.973       1.356        19,922
                                                                                      2008   1.681       0.973        27,882
                                                                                      2007   1.565       1.681        27,535
                                                                                      2006   1.421       1.565        22,532
                                                                                      2005   1.388       1.421        23,037
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.868       0.843            --
                                                                                      2008   1.423       0.868        43,429
                                                                                      2007   1.389       1.423        54,393
                                                                                      2006   1.236       1.389        54,396
                                                                                      2005   1.214       1.236        91,902
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.295       1.310            --
                                                                                      2006   1.181       1.295       110,586
                                                                                      2005   1.168       1.181       111,705
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.930       0.916            --
                                                                                      2010   0.872       0.930       150,337
                                                                                      2009   0.761       0.872            --
                                                                                      2008   0.989       0.761            --
                                                                                      2007   1.000       0.989            --
                                                                                      2006   0.983       1.000         2,300
                                                                                      2005   0.984       0.983         2,304
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.208       1.228            --
                                                                                      2010   1.109       1.208         7,972
                                                                                      2009   0.952       1.109         7,972
                                                                                      2008   1.129       0.952        28,078
                                                                                      2007   1.134       1.129        51,836
                                                                                      2006   1.102       1.134        51,497
                                                                                      2005   1.100       1.102        59,706
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.879       1.828         4,025
                                                                                      2013   1.762       1.879         4,025
                                                                                      2012   1.532       1.762         4,025
                                                                                      2011   1.532       1.532         5,333
                                                                                      2010   1.345       1.532         5,341
                                                                                      2009   0.862       1.345        22,746
                                                                                      2008   1.261       0.862        48,018
                                                                                      2007   1.287       1.261        60,238
                                                                                      2006   1.188       1.287        62,294
                                                                                      2005   1.186       1.188        75,058
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.006       0.999            --
                                                                                      2009   1.029       1.006       234,736
                                                                                      2008   1.027       1.029       177,645
                                                                                      2007   1.003       1.027       338,801
                                                                                      2006   0.981       1.003        43,488
                                                                                      2005   0.978       0.981        37,664
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.447       1.515            --
                                                                                      2006   1.255       1.447         2,477
                                                                                      2005   1.236       1.255         2,482
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.571       1.672            --
                                                                                      2006   1.425       1.571         4,756
                                                                                      2005   1.392       1.425            --
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.446       1.499            --
                                                                          2006   1.263       1.446       183,341
                                                                          2005   1.253       1.263       184,555
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.619       1.779            --
                                                                          2006   1.477       1.619        99,294
                                                                          2005   1.398       1.477        73,957
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.996       1.105         2,188
                                                                          2013   0.983       0.996         2,353
                                                                          2012   0.798       0.983         2,354
                                                                          2011   0.862       0.798         2,357
                                                                          2010   0.760       0.862        61,062
                                                                          2009   0.576       0.760         2,361
                                                                          2008   1.009       0.576         2,364
                                                                          2007   1.214       1.009         2,366
                                                                          2006   1.003       1.214         2,368
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.293       2.382            --
                                                                          2013   1.819       2.293            --
                                                                          2012   1.517       1.819            --
                                                                          2011   1.677       1.517            --
                                                                          2010   1.566       1.677        31,569
                                                                          2009   1.120       1.566            --
                                                                          2008   1.973       1.120            --
                                                                          2007   1.549       1.973            --
                                                                          2006   1.519       1.549            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.375       2.658        11,223
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.304       2.125         1,678
                                                                          2013   1.804       2.304         1,681
                                                                          2012   1.428       1.804         1,685
                                                                          2011   1.700       1.428         1,689
                                                                          2010   1.493       1.700         6,945
                                                                          2009   0.983       1.493         6,955
                                                                          2008   1.699       0.983        75,872
                                                                          2007   1.756       1.699       175,528
                                                                          2006   1.602       1.756       197,528
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.269       1.358        42,231
                                                                          2013   0.997       1.269        80,260
                                                                          2012   0.891       0.997        94,851
                                                                          2011   0.947       0.891        94,865
                                                                          2010   0.773       0.947       107,614
                                                                          2009   0.626       0.773       113,737
                                                                          2008   1.047       0.626       113,775
                                                                          2007   1.066       1.047       116,793
                                                                          2006   1.002       1.066            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.038       2.153            --
                                                                          2013   1.485       2.038            --
                                                                          2012   1.284       1.485            --
                                                                          2011   1.326       1.284            --
                                                                          2010   1.074       1.326            --
                                                                          2009   0.820       1.074            --
                                                                          2008   1.368       0.820            --
                                                                          2007   1.258       1.368         1,579
                                                                          2006   1.274       1.258            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.793       1.832            --
                                                                          2013   1.378       1.793            --
                                                                          2012   1.221       1.378            --
                                                                          2011   1.391       1.221            --
                                                                          2010   1.192       1.391            --
                                                                          2009   0.946       1.192            --
                                                                          2008   1.296       0.946            --
                                                                          2007   1.341       1.296            --
                                                                          2006   1.264       1.341            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.800       0.758            --
                                                                          2008   1.429       0.800         1,245
                                                                          2007   1.308       1.429            --
                                                                          2006   1.331       1.308            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.259       1.259            --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.188       1.259            --
                                                                               2012   0.996       1.188         6,917
                                                                               2011   1.095       0.996        12,537
                                                                               2010   1.052       1.095        19,062
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.184       1.214            --
                                                                               2013   0.936       1.184            --
                                                                               2012   0.821       0.936            --
                                                                               2011   0.966       0.821            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.269       1.260         6,352
                                                                               2013   0.982       1.269        11,939
                                                                               2012   0.852       0.982        64,890
                                                                               2011   0.959       0.852        64,895
                                                                               2010   0.819       0.959        64,902
                                                                               2009   0.664       0.819        64,909
                                                                               2008   0.969       0.664        64,917
                                                                               2007   1.023       0.969        64,924
                                                                               2006   1.003       1.023        45,462
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.116       1.931         2,177
                                                                               2013   2.281       2.116         5,238
                                                                               2012   1.966       2.281        14,833
                                                                               2011   2.476       1.966        15,187
                                                                               2010   2.051       2.476        84,435
                                                                               2009   1.244       2.051       125,473
                                                                               2008   2.730       1.244        69,245
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.863       1.692            --
                                                                               2013   1.600       1.863            --
                                                                               2012   1.404       1.600            --
                                                                               2011   1.611       1.404            --
                                                                               2010   1.481       1.611            --
                                                                               2009   1.153       1.481            --
                                                                               2008   2.049       1.153            --
                                                                               2007   1.962       2.049            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.000       1.081            --
                                                                               2012   0.973       1.000            --
                                                                               2011   1.052       0.973            --
                                                                               2010   0.877       1.052            --
                                                                               2009   0.657       0.877            --
                                                                               2008   1.091       0.657            --
                                                                               2007   1.238       1.091            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06)................... 2014   1.276       1.273        20,235
                                                                               2013   1.028       1.276        24,384
                                                                               2012   0.869       1.028        17,224
                                                                               2011   0.972       0.869        17,234
                                                                               2010   0.859       0.972        17,245
                                                                               2009   0.629       0.859        17,257
                                                                               2008   1.085       0.629        17,269
                                                                               2007   1.045       1.085        17,279
                                                                               2006   0.996       1.045        17,288
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.343       1.352        11,899
                                                                               2013   1.511       1.343        12,978
                                                                               2012   1.416       1.511        10,440
                                                                               2011   1.301       1.416        22,390
                                                                               2010   1.233       1.301        53,744
                                                                               2009   1.067       1.233        47,059
                                                                               2008   1.171       1.067        26,337
                                                                               2007   1.112       1.171       275,716
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.436       1.461        62,746
                                                                               2013   1.500       1.436        62,665
                                                                               2012   1.406       1.500        78,895
                                                                               2011   1.396       1.406        97,969
                                                                               2010   1.322       1.396       113,051
                                                                               2009   1.192       1.322       171,578
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.724       1.871            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.327       1.724            --
                                                                          2012   1.229       1.327            --
                                                                          2011   1.319       1.229            --
                                                                          2010   1.163       1.319            --
                                                                          2009   0.961       1.163            --
                                                                          2008   1.466       0.961            --
                                                                          2007   1.430       1.466            --
                                                                          2006   1.337       1.430            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.137       1.252            --
                                                                          2006   1.086       1.137            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.613       1.647        54,790
                                                                          2013   1.627       1.613        59,747
                                                                          2012   1.493       1.627        65,567
                                                                          2011   1.476       1.493        71,785
                                                                          2010   1.348       1.476        79,104
                                                                          2009   1.037       1.348        65,110
                                                                          2008   1.190       1.037        70,995
                                                                          2007   1.143       1.190        72,486
                                                                          2006   1.110       1.143        72,490
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.254       1.386       105,767
                                                                          2013   0.960       1.254       106,074
                                                                          2012   0.833       0.960       136,011
                                                                          2011   0.889       0.833       163,816
                                                                          2010   0.778       0.889       171,263
                                                                          2009   0.673       0.778       360,167
                                                                          2008   1.083       0.673       219,096
                                                                          2007   1.070       1.083       222,448
                                                                          2006   1.001       1.070       104,445
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.686       1.829        15,152
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.502       1.571            --
                                                                          2006   1.426       1.502            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.736       1.926            --
                                                                          2013   1.325       1.736            --
                                                                          2012   1.196       1.325            --
                                                                          2011   1.222       1.196            --
                                                                          2010   1.112       1.222            --
                                                                          2009   0.956       1.112            --
                                                                          2008   1.561       0.956            --
                                                                          2007   1.558       1.561            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.206       1.259        36,763
                                                                          2013   1.247       1.206        36,907
                                                                          2012   1.190       1.247        36,909
                                                                          2011   1.145       1.190        36,911
                                                                          2010   1.084       1.145        63,727
                                                                          2009   1.016       1.084        63,729
                                                                          2008   1.079       1.016       171,476
                                                                          2007   1.042       1.079       175,849
                                                                          2006   1.009       1.042       220,738
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.429       1.519           406
                                                                          2013   1.090       1.429         1,200
                                                                          2012   0.977       1.090           447
                                                                          2011   1.099       0.977           643
                                                                          2010   0.939       1.099        10,059
                                                                          2009   0.750       0.939        10,272
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.914       0.893        25,525
                                                                          2013   0.936       0.914        27,789
                                                                          2012   0.959       0.936        58,258
                                                                          2011   0.983       0.959        88,549
                                                                          2010   0.998       0.983        65,345
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.725       0.715            --
                                                                          2008   1.242       0.725        28,327
                                                                          2007   1.274       1.242        34,007
                                                                          2006   1.246       1.274        33,859
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.701       0.730            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.302       0.701         9,213
                                                                       2007   1.283       1.302         9,213
                                                                       2006   1.273       1.283         9,213
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.098       1.206            --
                                                                       2012   0.973       1.098         3,750
                                                                       2011   1.063       0.973         5,494
                                                                       2010   0.951       1.063         5,508
                                                                       2009   0.801       0.951         5,523
                                                                       2008   1.345       0.801         5,539
                                                                       2007   1.323       1.345         5,552
                                                                       2006   1.297       1.323         5,563
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.755       1.903            --
                                                                       2013   1.356       1.755            --
                                                                       2012   1.252       1.356            --
                                                                       2011   1.324       1.252            --
                                                                       2010   1.178       1.324        41,830
                                                                       2009   0.808       1.178            --
                                                                       2008   1.526       0.808            --
                                                                       2007   1.298       1.526            --
                                                                       2006   1.337       1.298            --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.956       2.082            --
                                                                       2013   1.462       1.956            --
                                                                       2012   1.294       1.462            --
                                                                       2011   1.318       1.294            --
                                                                       2010   1.210       1.318         5,965
                                                                       2009   0.885       1.210         5,971
                                                                       2008   1.342       0.885         5,977
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.896       0.969            --
                                                                       2010   0.793       0.896            --
                                                                       2009   0.618       0.793            --
                                                                       2008   1.063       0.618            --
                                                                       2007   1.055       1.063       209,930
                                                                       2006   1.002       1.055       209,930
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.235       1.260            78
                                                                       2013   1.213       1.235        69,036
                                                                       2012   1.138       1.213        92,137
                                                                       2011   1.129       1.138        39,601
                                                                       2010   1.051       1.129        39,781
                                                                       2009   0.893       1.051        39,969
                                                                       2008   1.069       0.893         1,147
                                                                       2007   1.037       1.069            --
                                                                       2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.249       1.280            --
                                                                       2013   1.153       1.249            --
                                                                       2012   1.060       1.153            --
                                                                       2011   1.074       1.060            --
                                                                       2010   0.987       1.074            --
                                                                       2009   0.817       0.987            --
                                                                       2008   1.068       0.817            --
                                                                       2007   1.044       1.068            --
                                                                       2006   1.002       1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.246       1.278            --
                                                                       2013   1.081       1.246            --
                                                                       2012   0.978       1.081            --
                                                                       2011   1.016       0.978            --
                                                                       2010   0.919       1.016            --
                                                                       2009   0.744       0.919            --
                                                                       2008   1.068       0.744            --
                                                                       2007   1.049       1.068            --
                                                                       2006   1.002       1.049            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.226       1.260            --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.010
                                                                                           2012   0.897
                                                                                           2011   0.955
                                                                                           2010   0.853
                                                                                           2009   0.677
                                                                                           2008   1.068
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.714
                                                                                           2013   1.333
                                                                                           2012   1.183
                                                                                           2011   1.192
                                                                                           2010   1.067
                                                                                           2009   0.872
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.551
                                                                                           2013   1.338
                                                                                           2012   1.231
                                                                                           2011   1.233
                                                                                           2010   1.150
                                                                                           2009   0.995
                                                                                           2008   1.312
                                                                                           2007   1.290
                                                                                           2006   1.213
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.811
                                                                                           2013   1.367
                                                                                           2012   1.200
                                                                                           2011   1.219
                                                                                           2010   1.121
                                                                                           2009   0.950
                                                                                           2008   1.442
                                                                                           2007   1.373
                                                                                           2006   1.249
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.350
                                                                                           2013   1.089
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.543
                                                                                           2013   1.139
                                                                                           2012   0.983
                                                                                           2011   1.021
                                                                                           2010   0.896
                                                                                           2009   0.641
                                                                                           2008   1.133
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.325
                                                                                           2013   1.346
                                                                                           2012   1.239
                                                                                           2011   1.229
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.498
                                                                                           2013   1.150
                                                                                           2012   1.047
                                                                                           2011   1.190
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.088
                                                                                           2006   1.107
                                                                                           2005   1.111
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.154
                                                                                           2008   1.128
                                                                                           2007   1.062
                                                                                           2006   1.048
                                                                                           2005   1.048
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.827
                                                                                           2006   1.465
                                                                                           2005   1.337
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.821



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.226        26,276
                                                                                           1.010            --
                                                                                           0.897            --
                                                                                           0.955            --
                                                                                           0.853            --
                                                                                           0.677            --
                                                                                           1.068            --
                                                                                           1.054            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.892        72,312
                                                                                           1.714        23,078
                                                                                           1.333        23,097
                                                                                           1.183        23,123
                                                                                           1.192        32,248
                                                                                           1.067        43,394
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.642       158,881
                                                                                           1.551       168,135
                                                                                           1.338       199,175
                                                                                           1.231       254,556
                                                                                           1.233       299,490
                                                                                           1.150       434,108
                                                                                           0.995       461,217
                                                                                           1.312       555,513
                                                                                           1.290       556,314
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.959         2,988
                                                                                           1.811         3,132
                                                                                           1.367           363
                                                                                           1.200           522
                                                                                           1.219           686
                                                                                           1.121           859
                                                                                           0.950        18,120
                                                                                           1.442        18,554
                                                                                           1.373            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.314            --
                                                                                           1.350            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.640         5,710
                                                                                           1.543         5,715
                                                                                           1.139         9,672
                                                                                           0.983         9,672
                                                                                           1.021        21,778
                                                                                           0.896        21,787
                                                                                           0.641        21,796
                                                                                           1.133        21,804
                                                                                           1.063        82,771
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.362            --
                                                                                           1.325            --
                                                                                           1.346            --
                                                                                           1.239         7,972
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.614       126,030
                                                                                           1.498       214,454
                                                                                           1.150       214,526
                                                                                           1.047       231,380
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.107            --
                                                                                           1.088       303,779
                                                                                           1.107       305,601
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.189            --
                                                                                           1.154       334,014
                                                                                           1.128       397,874
                                                                                           1.062       287,446
                                                                                           1.048       293,821
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.973            --
                                                                                           1.827            --
                                                                                           1.465            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.939            --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.590       1.821        45,034
                                                                                     2005   1.521       1.590        42,115
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.253       1.331            --
                                                                                     2005   1.180       1.253            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.238       1.297            --
                                                                                     2005   1.213       1.238         5,576
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.238       1.273            --
                                                                                     2005   1.167       1.238            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.104       1.171            --
                                                                                     2005   1.000       1.104            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.016       1.017            --
                                                                                     2005   1.000       1.016        36,971
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.084            --
                                                                                     2005   1.000       1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.082       1.126            --
                                                                                     2005   1.000       1.082            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.027       1.044            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.021       1.009            --
                                                                                     2005   1.032       1.021       217,662
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.347       1.426            --
                                                                                     2005   1.231       1.347            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.267       1.337            --
                                                                                     2005   1.259       1.267            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.178       1.213            --
                                                                                     2005   1.172       1.178       586,757
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.159       1.249            --
                                                                                     2005   1.115       1.159            --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.398       1.602            --
                                                                                     2005   1.308       1.398       176,158
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.264       1.337            --
                                                                                     2005   1.221       1.264            --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.035       1.086            --
                                                                                     2005   1.000       1.035            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.102       1.110            --
                                                                                     2005   1.088       1.102        76,874
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.196       1.244            --
                                                                                     2005   1.200       1.196         9,423
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.110       1.274            --
                                                                                     2005   1.000       1.110            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.264            --
                                                                                     2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.203       1.246            --
                                                                                     2005   1.143       1.203        34,151







                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.502       1.430    --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2007   1.316       1.502       117,177
                                                                              2006   1.311       1.316       126,265
                                                                              2005   1.245       1.311       135,330
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.372       1.430            --
                                                                              2005   1.344       1.372       112,648
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.352       1.310            --
                                                                              2005   1.206       1.352        17,902
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.573       2.569       369,949
                                                                              2013   2.041       2.573       394,031
                                                                              2012   1.707       2.041       455,559
                                                                              2011   1.920       1.707       485,533
                                                                              2010   1.761       1.920       518,156
                                                                              2009   1.268       1.761       622,216
                                                                              2008   2.109       1.268       717,198
                                                                              2007   1.882       2.109       845,324
                                                                              2006   1.602       1.882       911,520
                                                                              2005   1.439       1.602       948,592
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.211       2.341     1,002,618
                                                                              2013   1.741       2.211     1,081,481
                                                                              2012   1.514       1.741     1,256,777
                                                                              2011   1.621       1.514     1,302,719
                                                                              2010   1.399       1.621     1,475,737
                                                                              2009   1.029       1.399     1,750,502
                                                                              2008   1.882       1.029     1,842,828
                                                                              2007   1.717       1.882     2,450,821
                                                                              2006   1.596       1.717     2,875,091
                                                                              2005   1.408       1.596     3,079,647
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.943       2.097     1,084,987
                                                                              2013   1.491       1.943     1,151,936
                                                                              2012   1.301       1.491     1,265,491
                                                                              2011   1.358       1.301     1,350,622
                                                                              2010   1.249       1.358     1,594,780
                                                                              2009   0.975       1.249     1,912,481
                                                                              2008   1.608       0.975     2,035,988
                                                                              2007   1.569       1.608     2,642,214
                                                                              2006   1.396       1.569     3,104,742
                                                                              2005   1.352       1.396     3,749,688
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.588       1.567            --
                                                                              2005   1.377       1.588        54,696
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.763       2.281            --
                                                                              2005   1.685       1.763       168,150
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.286       1.394            --
                                                                              2005   1.196       1.286       362,351
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.283       1.426            --
                                                                              2005   1.194       1.283       261,208
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.325       2.537       124,132
                                                                              2013   1.817       2.325       130,771
                                                                              2012   1.601       1.817       195,988
                                                                              2011   1.685       1.601       211,660
                                                                              2010   1.475       1.685       233,101
                                                                              2009   1.114       1.475       268,736
                                                                              2008   1.990       1.114       282,289
                                                                              2007   1.735       1.990       401,485
                                                                              2006   1.594       1.735       475,024
                                                                              2005   1.397       1.594       478,999
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.990       3.094       144,114

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.255       2.990       153,855
                                                                              2012   2.018       2.255       182,905
                                                                              2011   2.319       2.018       197,378
                                                                              2010   1.849       2.319       246,793
                                                                              2009   1.356       1.849       350,431
                                                                              2008   2.300       1.356       371,451
                                                                              2007   2.044       2.300       565,391
                                                                              2006   1.864       2.044       664,361
                                                                              2005   1.618       1.864       646,045
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.464       1.495        24,606
                                                                              2013   1.317       1.464        61,888
                                                                              2012   1.198       1.317        61,888
                                                                              2011   1.199       1.198        61,888
                                                                              2010   1.091       1.199        61,888
                                                                              2009   0.824       1.091        64,143
                                                                              2008   1.201       0.824        57,684
                                                                              2007   1.186       1.201       146,278
                                                                              2006   1.028       1.186        81,467
                                                                              2005   1.000       1.028        20,402
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.440       1.663            --
                                                                              2005   1.334       1.440       795,038
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.202       2.309       103,606
                                                                              2013   1.633       2.202       112,384
                                                                              2012   1.510       1.633       162,320
                                                                              2011   1.626       1.510       180,546
                                                                              2010   1.306       1.626       208,112
                                                                              2009   0.932       1.306       223,264
                                                                              2008   1.661       0.932       273,954
                                                                              2007   1.530       1.661       310,894
                                                                              2006   1.443       1.530       418,820
                                                                              2005   1.411       1.443       433,985
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.418       3.101            --
                                                                              2007   2.720       3.418       192,110
                                                                              2006   2.176       2.720       230,006
                                                                              2005   1.750       2.176       226,439
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.103       1.824       132,442
                                                                              2013   1.753       2.103       154,875
                                                                              2012   1.520       1.753       188,533
                                                                              2011   1.742       1.520       226,364
                                                                              2010   1.647       1.742       307,538
                                                                              2009   1.232       1.647       447,909
                                                                              2008   2.117       1.232       559,398
                                                                              2007   1.880       2.117       777,681
                                                                              2006   1.586       1.880       941,992
                                                                              2005   1.475       1.586       926,674
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.514       1.800            --
                                                                              2005   1.425       1.514       114,648
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.912       3.189            --
                                                                              2013   2.260       2.912            --
                                                                              2012   1.980       2.260         3,018
                                                                              2011   2.063       1.980        10,290
                                                                              2010   1.684       2.063        10,685
                                                                              2009   1.195       1.684        11,132
                                                                              2008   2.181       1.195        16,900
                                                                              2007   1.837       2.181        14,917
                                                                              2006   1.661       1.837        69,354
                                                                              2005   1.519       1.661        86,844
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.509       1.681            --
                                                                              2005   1.487       1.509       326,819
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.372       1.456            --
                                                                              2006   1.310       1.372       164,233
                                                                              2005   1.262       1.310       170,251
Legg Mason Partners Variable Equity Trust

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.074       1.134            --
                                                                                   2009   0.911       1.074       193,155
                                                                                   2008   1.590       0.911       244,341
                                                                                   2007   1.554       1.590       250,335
                                                                                   2006   1.382       1.554       324,000
                                                                                   2005   1.329       1.382       593,024
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.386       2.803       175,062
                                                                                   2013   1.654       2.386       198,342
                                                                                   2012   1.428       1.654       195,241
                                                                                   2011   1.428       1.428       271,637
                                                                                   2010   1.171       1.428       369,558
                                                                                   2009   0.892       1.171       462,064
                                                                                   2008   1.534       0.892       531,361
                                                                                   2007   1.549       1.534       650,353
                                                                                   2006   1.459       1.549       681,642
                                                                                   2005   1.339       1.459       923,195
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.870       1.874            --
                                                                                   2013   1.450       1.870       165,322
                                                                                   2012   1.292       1.450       170,066
                                                                                   2011   1.412       1.292       251,853
                                                                                   2010   1.241       1.412       433,829
                                                                                   2009   0.983       1.241       527,013
                                                                                   2008   1.588       0.983       596,441
                                                                                   2007   1.608       1.588       712,487
                                                                                   2006   1.410       1.608       785,346
                                                                                   2005   1.379       1.410       997,095
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.973       2.137       234,129
                                                                                   2013   1.555       1.973       323,438
                                                                                   2012   1.375       1.555       342,308
                                                                                   2011   1.373       1.375       509,293
                                                                                   2010   1.249       1.373       590,521
                                                                                   2009   1.048       1.249       652,231
                                                                                   2008   1.520       1.048       492,441
                                                                                   2007   1.437       1.520       600,774
                                                                                   2006   1.283       1.437       646,613
                                                                                   2005   1.260       1.283       809,539
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.983       0.960            --
                                                                                   2008   1.428       0.983       167,769
                                                                                   2007   1.433       1.428       215,001
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.243       1.310            --
                                                                                   2010   1.131       1.243     1,026,387
                                                                                   2009   0.826       1.131     1,179,401
                                                                                   2008   1.464       0.826     1,308,236
                                                                                   2007   1.473       1.464     2,148,712
                                                                                   2006   1.328       1.473     3,132,860
                                                                                   2005   1.293       1.328     4,097,406
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.235       1.338            --
                                                                                   2010   1.131       1.235         5,817
                                                                                   2009   0.950       1.131         7,771
                                                                                   2008   1.363       0.950        19,256
                                                                                   2007   1.312       1.363        23,142
                                                                                   2006   1.140       1.312        36,585
                                                                                   2005   1.170       1.140        52,423
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.786       1.980         1,774
                                                                                   2013   1.453       1.786         1,774
                                                                                   2012   1.304       1.453         4,509
                                                                                   2011   1.334       1.304         4,514
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.605       1.777       381,610
                                                                                   2013   1.309       1.605       438,334
                                                                                   2012   1.176       1.309       476,992
                                                                                   2011   1.119       1.176       489,073
                                                                                   2010   1.022       1.119       676,664
                                                                                   2009   0.854       1.022       762,486
                                                                                   2008   1.346       0.854       876,432
                                                                                   2007   1.310       1.346     1,536,804
                                                                                   2006   1.215       1.310     1,997,656
                                                                                   2005   1.194       1.215     2,926,511

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   2.004       2.229        49,193
                                                                                      2013   1.490       2.004        58,585
                                                                                      2012   1.269       1.490        60,036
                                                                                      2011   1.309       1.269        61,746
                                                                                      2010   1.221       1.309        64,894
                                                                                      2009   0.879       1.221        86,002
                                                                                      2008   1.436       0.879       141,978
                                                                                      2007   1.398       1.436       163,477
                                                                                      2006   1.370       1.398       317,185
                                                                                      2005   1.334       1.370       463,770
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.987       2.166        66,843
                                                                                      2013   1.538       1.987        80,339
                                                                                      2012   1.353       1.538        78,826
                                                                                      2011   1.321       1.353       124,413
                                                                                      2010   1.237       1.321       154,877
                                                                                      2009   1.018       1.237       158,599
                                                                                      2008   1.621       1.018       149,673
                                                                                      2007   1.599       1.621       164,783
                                                                                      2006   1.386       1.599       171,203
                                                                                      2005   1.333       1.386       211,911
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.389       2.521        44,652
                                                                                      2013   1.783       2.389        63,288
                                                                                      2012   1.550       1.783        68,183
                                                                                      2011   1.653       1.550        79,254
                                                                                      2010   1.382       1.653        86,116
                                                                                      2009   1.042       1.382        85,317
                                                                                      2008   1.649       1.042       152,075
                                                                                      2007   1.578       1.649       231,336
                                                                                      2006   1.408       1.578       326,064
                                                                                      2005   1.332       1.408       385,744
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   3.116       3.165        29,374
                                                                                      2013   2.172       3.116        31,900
                                                                                      2012   1.864       2.172        38,572
                                                                                      2011   1.884       1.864        36,782
                                                                                      2010   1.542       1.884        43,210
                                                                                      2009   1.107       1.542        50,380
                                                                                      2008   1.913       1.107        57,351
                                                                                      2007   1.783       1.913        89,930
                                                                                      2006   1.620       1.783        70,029
                                                                                      2005   1.583       1.620       143,267
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.925       0.898            --
                                                                                      2008   1.517       0.925        34,894
                                                                                      2007   1.481       1.517        98,810
                                                                                      2006   1.319       1.481       136,587
                                                                                      2005   1.296       1.319       152,151
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.396       1.411            --
                                                                                      2006   1.274       1.396       277,264
                                                                                      2005   1.261       1.274       315,343
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.927       0.913            --
                                                                                      2010   0.870       0.927       170,127
                                                                                      2009   0.759       0.870       212,568
                                                                                      2008   0.987       0.759       229,397
                                                                                      2007   0.998       0.987       235,972
                                                                                      2006   0.982       0.998       270,702
                                                                                      2005   0.983       0.982       343,643
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.255       1.276            --
                                                                                      2010   1.153       1.255        78,198
                                                                                      2009   0.990       1.153        78,626
                                                                                      2008   1.175       0.990        79,002
                                                                                      2007   1.181       1.175       110,929
                                                                                      2006   1.148       1.181       176,146
                                                                                      2005   1.147       1.148       406,310
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.130       2.072       106,742

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.999       2.130       121,029
                                                                          2012   1.738       1.999       133,369
                                                                          2011   1.739       1.738       144,650
                                                                          2010   1.528       1.739       176,029
                                                                          2009   0.979       1.528       251,608
                                                                          2008   1.433       0.979       266,650
                                                                          2007   1.465       1.433       352,052
                                                                          2006   1.352       1.465       414,956
                                                                          2005   1.351       1.352       623,810
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   0.992       0.984            --
                                                                          2009   1.014       0.992       234,494
                                                                          2008   1.013       1.014       605,509
                                                                          2007   0.990       1.013       420,574
                                                                          2006   0.969       0.990       159,970
                                                                          2005   0.966       0.969       496,424
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.611       1.685            --
                                                                          2006   1.397       1.611       164,737
                                                                          2005   1.376       1.397       243,383
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.717       1.828            --
                                                                          2006   1.559       1.717        62,178
                                                                          2005   1.523       1.559        64,424
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.566       1.623            --
                                                                          2006   1.369       1.566       503,952
                                                                          2005   1.358       1.369       620,310
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.751       1.925            --
                                                                          2006   1.599       1.751       581,538
                                                                          2005   1.514       1.599       697,616
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.992       1.101        74,458
                                                                          2013   0.980       0.992       108,237
                                                                          2012   0.795       0.980        89,584
                                                                          2011   0.860       0.795        91,338
                                                                          2010   0.758       0.860        96,869
                                                                          2009   0.575       0.758       132,888
                                                                          2008   1.009       0.575       158,211
                                                                          2007   1.213       1.009       176,242
                                                                          2006   1.003       1.213       200,270
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.356       2.447            --
                                                                          2013   1.870       2.356        71,955
                                                                          2012   1.560       1.870        60,805
                                                                          2011   1.725       1.560        78,171
                                                                          2010   1.612       1.725        86,743
                                                                          2009   1.153       1.612        83,686
                                                                          2008   2.033       1.153       101,120
                                                                          2007   1.597       2.033        73,509
                                                                          2006   1.567       1.597        62,572
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.439       2.729        67,244
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.489       2.295        42,892
                                                                          2013   1.950       2.489        43,584
                                                                          2012   1.544       1.950        43,598
                                                                          2011   1.839       1.544        79,099
                                                                          2010   1.616       1.839        85,271
                                                                          2009   1.065       1.616       128,760
                                                                          2008   1.841       1.065       166,017
                                                                          2007   1.903       1.841       252,581
                                                                          2006   1.737       1.903       239,316
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.264       1.352       202,419

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.994       1.264       249,240
                                                                               2012   0.888       0.994       310,931
                                                                               2011   0.945       0.888       359,357
                                                                               2010   0.772       0.945       356,323
                                                                               2009   0.625       0.772       496,863
                                                                               2008   1.046       0.625       646,399
                                                                               2007   1.066       1.046       798,936
                                                                               2006   1.002       1.066            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.029       2.142         4,895
                                                                               2013   1.480       2.029         4,895
                                                                               2012   1.280       1.480         4,895
                                                                               2011   1.323       1.280        15,015
                                                                               2010   1.072       1.323        19,724
                                                                               2009   0.818       1.072        13,511
                                                                               2008   1.366       0.818        15,243
                                                                               2007   1.257       1.366        42,383
                                                                               2006   1.274       1.257        42,794
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.786       1.823        16,678
                                                                               2013   1.373       1.786        17,905
                                                                               2012   1.217       1.373        19,247
                                                                               2011   1.387       1.217        25,501
                                                                               2010   1.189       1.387        25,336
                                                                               2009   0.944       1.189        30,129
                                                                               2008   1.294       0.944        30,014
                                                                               2007   1.339       1.294        48,843
                                                                               2006   1.264       1.339        43,135
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.857       0.813            --
                                                                               2008   1.532       0.857        30,663
                                                                               2007   1.403       1.532        28,618
                                                                               2006   1.428       1.403        33,146
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.359       1.359            --
                                                                               2013   1.283       1.359            --
                                                                               2012   1.076       1.283        95,581
                                                                               2011   1.183       1.076       147,063
                                                                               2010   1.138       1.183       193,121
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.179       1.209        56,015
                                                                               2013   0.933       1.179        56,015
                                                                               2012   0.819       0.933       167,453
                                                                               2011   0.963       0.819       284,042
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.264       1.255       100,346
                                                                               2013   0.978       1.264       131,636
                                                                               2012   0.850       0.978       169,822
                                                                               2011   0.957       0.850       180,700
                                                                               2010   0.818       0.957       255,682
                                                                               2009   0.663       0.818       485,285
                                                                               2008   0.968       0.663       565,957
                                                                               2007   1.023       0.968       773,322
                                                                               2006   1.003       1.023       867,304
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.401       2.190        58,384
                                                                               2013   2.589       2.401        41,369
                                                                               2012   2.232       2.589        47,613
                                                                               2011   2.813       2.232        58,560
                                                                               2010   2.332       2.813        66,673
                                                                               2009   1.414       2.332        96,612
                                                                               2008   3.105       1.414       119,770
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.960       1.780         2,276
                                                                               2013   1.684       1.960         6,773
                                                                               2012   1.479       1.684        37,741
                                                                               2011   1.698       1.479        37,990
                                                                               2010   1.562       1.698        48,436
                                                                               2009   1.217       1.562        51,123
                                                                               2008   2.163       1.217        59,152
                                                                               2007   2.072       2.163        78,241
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.997       1.077            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.970       0.997            --
                                                                          2011   1.050       0.970        16,973
                                                                          2010   0.875       1.050        16,973
                                                                          2009   0.656       0.875        29,507
                                                                          2008   1.090       0.656        29,651
                                                                          2007   1.237       1.090            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.271       1.267       231,104
                                                                          2013   1.025       1.271       292,082
                                                                          2012   0.867       1.025       272,586
                                                                          2011   0.970       0.867       348,086
                                                                          2010   0.857       0.970       339,256
                                                                          2009   0.629       0.857       387,761
                                                                          2008   1.084       0.629       437,628
                                                                          2007   1.045       1.084       686,231
                                                                          2006   0.996       1.045       701,592
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.331       1.340       197,956
                                                                          2013   1.498       1.331       216,910
                                                                          2012   1.405       1.498       235,985
                                                                          2011   1.291       1.405       256,710
                                                                          2010   1.225       1.291       279,120
                                                                          2009   1.061       1.225       301,467
                                                                          2008   1.164       1.061       318,433
                                                                          2007   1.106       1.164       260,216
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.448       1.472       743,941
                                                                          2013   1.513       1.448       781,916
                                                                          2012   1.419       1.513       937,744
                                                                          2011   1.410       1.419       968,441
                                                                          2010   1.335       1.410     1,131,136
                                                                          2009   1.205       1.335     1,360,890
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.842       1.998         4,624
                                                                          2013   1.418       1.842         4,624
                                                                          2012   1.315       1.418         4,624
                                                                          2011   1.411       1.315         4,624
                                                                          2010   1.244       1.411        10,595
                                                                          2009   1.029       1.244        34,681
                                                                          2008   1.571       1.029        41,766
                                                                          2007   1.533       1.571        61,326
                                                                          2006   1.434       1.533       119,162
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.136       1.251            --
                                                                          2006   1.086       1.136         7,052
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.605       1.638        97,903
                                                                          2013   1.620       1.605       113,851
                                                                          2012   1.488       1.620       146,336
                                                                          2011   1.471       1.488       147,391
                                                                          2010   1.344       1.471       155,496
                                                                          2009   1.035       1.344       177,313
                                                                          2008   1.188       1.035       163,220
                                                                          2007   1.142       1.188       219,540
                                                                          2006   1.109       1.142       171,152
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.249       1.380       411,296
                                                                          2013   0.957       1.249       489,408
                                                                          2012   0.831       0.957       592,699
                                                                          2011   0.887       0.831       672,157
                                                                          2010   0.777       0.887       787,223
                                                                          2009   0.673       0.777       871,811
                                                                          2008   1.083       0.673       840,429
                                                                          2007   1.070       1.083     1,118,420
                                                                          2006   1.001       1.070     1,080,842
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.877       2.036       161,851
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.586       1.658            --
                                                                          2006   1.506       1.586        77,629
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.826       2.024        12,969

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.395       1.826        13,679
                                                                        2012   1.259       1.395        14,853
                                                                        2011   1.288       1.259        17,873
                                                                        2010   1.172       1.288        63,414
                                                                        2009   1.008       1.172        64,349
                                                                        2008   1.647       1.008        64,884
                                                                        2007   1.644       1.647        56,019
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.253       1.307       194,460
                                                                        2013   1.296       1.253       234,308
                                                                        2012   1.237       1.296       183,120
                                                                        2011   1.191       1.237       211,322
                                                                        2010   1.128       1.191       527,944
                                                                        2009   1.058       1.128       526,265
                                                                        2008   1.124       1.058       533,678
                                                                        2007   1.086       1.124       674,523
                                                                        2006   1.052       1.086       906,848
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.490       1.583        24,591
                                                                        2013   1.137       1.490        28,166
                                                                        2012   1.019       1.137        34,961
                                                                        2011   1.147       1.019        58,059
                                                                        2010   0.981       1.147        75,376
                                                                        2009   0.783       0.981        69,749
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.899       0.878       116,555
                                                                        2013   0.922       0.899       121,095
                                                                        2012   0.945       0.922       124,248
                                                                        2011   0.968       0.945       124,834
                                                                        2010   0.984       0.968       342,009
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.759       0.749            --
                                                                        2008   1.302       0.759            --
                                                                        2007   1.336       1.302            --
                                                                        2006   1.307       1.336        39,617
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.733       0.763            --
                                                                        2008   1.361       0.733        38,887
                                                                        2007   1.342       1.361        62,372
                                                                        2006   1.332       1.342        92,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.186       1.302            --
                                                                        2012   1.051       1.186       140,438
                                                                        2011   1.149       1.051       146,972
                                                                        2010   1.029       1.149       159,427
                                                                        2009   0.866       1.029       157,289
                                                                        2008   1.455       0.866       185,732
                                                                        2007   1.433       1.455       228,215
                                                                        2006   1.405       1.433       370,972
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.012       2.181        29,898
                                                                        2013   1.555       2.012        32,643
                                                                        2012   1.437       1.555        33,589
                                                                        2011   1.521       1.437        35,931
                                                                        2010   1.353       1.521        44,366
                                                                        2009   0.929       1.353        48,338
                                                                        2008   1.755       0.929        81,078
                                                                        2007   1.494       1.755        88,600
                                                                        2006   1.539       1.494        89,328
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.082       2.216        81,715
                                                                        2013   1.558       2.082        88,531
                                                                        2012   1.379       1.558        96,675
                                                                        2011   1.406       1.379       106,038
                                                                        2010   1.291       1.406       110,085
                                                                        2009   0.945       1.291       110,805
                                                                        2008   1.433       0.945       111,150
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.894       0.966            --
                                                                        2010   0.792       0.894       284,042
                                                                        2009   0.617       0.792       228,027
                                                                        2008   1.062       0.617       228,027
                                                                        2007   1.054       1.062       228,027
                                                                        2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.231       1.255            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.209       1.231            --
                                                                        2012   1.135       1.209            --
                                                                        2011   1.127       1.135            --
                                                                        2010   1.049       1.127            --
                                                                        2009   0.892       1.049            --
                                                                        2008   1.068       0.892            --
                                                                        2007   1.037       1.068            --
                                                                        2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.244       1.274        26,054
                                                                        2013   1.149       1.244        41,206
                                                                        2012   1.057       1.149        47,128
                                                                        2011   1.072       1.057       123,846
                                                                        2010   0.985       1.072        60,032
                                                                        2009   0.816       0.985        66,988
                                                                        2008   1.067       0.816        75,121
                                                                        2007   1.043       1.067       180,959
                                                                        2006   1.002       1.043       372,223
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.241       1.272       444,828
                                                                        2013   1.078       1.241       343,453
                                                                        2012   0.975       1.078       340,853
                                                                        2011   1.014       0.975       417,038
                                                                        2010   0.918       1.014       204,137
                                                                        2009   0.743       0.918       260,143
                                                                        2008   1.067       0.743       260,178
                                                                        2007   1.048       1.067       260,178
                                                                        2006   1.002       1.048        66,061
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.222       1.254            --
                                                                        2013   1.007       1.222            --
                                                                        2012   0.895       1.007       138,179
                                                                        2011   0.953       0.895       138,179
                                                                        2010   0.851       0.953       214,303
                                                                        2009   0.676       0.851        76,123
                                                                        2008   1.067       0.676        80,317
                                                                        2007   1.053       1.067       100,782
                                                                        2006   1.002       1.053       134,994
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.821       2.010        14,946
                                                                        2013   1.417       1.821        15,145
                                                                        2012   1.258       1.417        15,448
                                                                        2011   1.269       1.258        20,037
                                                                        2010   1.136       1.269        20,183
                                                                        2009   0.928       1.136        20,407
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.605       1.698       369,853
                                                                        2013   1.385       1.605       409,014
                                                                        2012   1.275       1.385       414,996
                                                                        2011   1.278       1.275       496,556
                                                                        2010   1.192       1.278       670,165
                                                                        2009   1.033       1.192       781,431
                                                                        2008   1.362       1.033       864,282
                                                                        2007   1.340       1.362     1,050,728
                                                                        2006   1.261       1.340     1,221,226
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.802       1.949       122,503
                                                                        2013   1.361       1.802       121,692
                                                                        2012   1.196       1.361        27,335
                                                                        2011   1.215       1.196        49,055
                                                                        2010   1.117       1.215        63,742
                                                                        2009   0.948       1.117       122,785
                                                                        2008   1.440       0.948       109,659
                                                                        2007   1.371       1.440       115,603
                                                                        2006   1.248       1.371       125,653
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.345       1.308            --
                                                                        2013   1.084       1.345            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.537       1.632            --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.135
                                                                                           2012   0.980
                                                                                           2011   1.018
                                                                                           2010   0.894
                                                                                           2009   0.640
                                                                                           2008   1.132
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.375
                                                                                           2013   1.398
                                                                                           2012   1.287
                                                                                           2011   1.277
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.643
                                                                                           2013   1.263
                                                                                           2012   1.149
                                                                                           2011   1.307
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.083
                                                                                           2006   1.102
                                                                                           2005   1.106
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.167
                                                                                           2008   1.141
                                                                                           2007   1.075
                                                                                           2006   1.061
                                                                                           2005   1.061
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.929
                                                                                           2006   1.548
                                                                                           2005   1.414
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.100
                                                                                           2006   1.835
                                                                                           2005   1.756
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.345
                                                                                           2005   1.268
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.341
                                                                                           2005   1.315
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.296
                                                                                           2005   1.222
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.104
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.015
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.049
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.082
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.065
                                                                                           2005   1.077
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.422
                                                                                           2005   1.301
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.458
                                                                                           2005   1.450
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.225
                                                                                           2005   1.219
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.158
                                                                                           2005   1.114



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.537            --
                                                                                           1.135            --
                                                                                           0.980            --
                                                                                           1.018         5,284
                                                                                           0.894         5,290
                                                                                           0.640         5,297
                                                                                           1.132        26,068
                                                                                           1.063         5,309
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.413        27,168
                                                                                           1.375        30,165
                                                                                           1.398        31,248
                                                                                           1.287        32,632
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.770       420,832
                                                                                           1.643       483,015
                                                                                           1.263       735,529
                                                                                           1.149       820,706
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.101            --
                                                                                           1.083       433,579
                                                                                           1.102       715,457
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.202            --
                                                                                           1.167     1,559,149
                                                                                           1.141     1,775,820
                                                                                           1.075     2,224,202
                                                                                           1.061     2,820,666
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.083            --
                                                                                           1.929       152,649
                                                                                           1.548       118,435
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.236            --
                                                                                           2.100        96,742
                                                                                           1.835       120,574
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.428            --
                                                                                           1.345       101,135
 Travelers Equity Income Subaccount (11/99)............................................... 1.405            --
                                                                                           1.341       350,621
 Travelers Large Cap Subaccount (11/99)................................................... 1.332            --
                                                                                           1.296       106,339
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.170            --
                                                                                           1.104            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.016            --
                                                                                           1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.084            --
                                                                                           1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.125            --
                                                                                           1.082         6,250
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.044            --
                                                                                           1.027            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.052            --
                                                                                           1.065       996,352
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.506            --
                                                                                           1.422       121,684
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.539            --
                                                                                           1.458        92,226
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.261            --
                                                                                           1.225     1,931,053
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.248            --
                                                                                           1.158        55,119

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.516       1.737            --
                                                                          2005   1.419       1.516       187,814
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.355       1.434            --
                                                                          2005   1.310       1.355       160,260
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.034       1.086            --
                                                                          2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.101       1.109            --
                                                                          2005   1.088       1.101       206,711
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.343       1.397            --
                                                                          2005   1.348       1.343        39,402
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.109       1.274            --
                                                                          2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.264            --
                                                                          2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.263       1.307            --
                                                                          2005   1.200       1.263        14,916







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.275       1.213            --
                                                                         2007   1.117       1.275            --
                                                                         2006   1.114       1.117            --
                                                                         2005   1.058       1.114            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.102       1.148            --
                                                                         2005   1.080       1.102         2,694
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.184       1.148            --
                                                                         2005   1.057       1.184            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.980       1.976            --
                                                                         2013   1.572       1.980            --
                                                                         2012   1.315       1.572            --
                                                                         2011   1.480       1.315        51,283
                                                                         2010   1.358       1.480        51,283
                                                                         2009   0.978       1.358        51,283
                                                                         2008   1.628       0.978        51,283
                                                                         2007   1.454       1.628        51,283
                                                                         2006   1.238       1.454        51,283
                                                                         2005   1.112       1.238        51,256
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.696       1.795       127,942
                                                                         2013   1.337       1.696       135,014
                                                                         2012   1.163       1.337       142,956
                                                                         2011   1.245       1.163       147,383
                                                                         2010   1.076       1.245       157,178
                                                                         2009   0.791       1.076       170,582
                                                                         2008   1.448       0.791       171,524
                                                                         2007   1.322       1.448       159,086
                                                                         2006   1.230       1.322       165,624
                                                                         2005   1.085       1.230        92,330
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.523       1.643       139,555

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.169       1.523      149,856
                                                                              2012   1.021       1.169      166,507
                                                                              2011   1.066       1.021      171,549
                                                                              2010   0.981       1.066      177,579
                                                                              2009   0.766       0.981      198,217
                                                                              2008   1.264       0.766      206,828
                                                                              2007   1.234       1.264      208,873
                                                                              2006   1.098       1.234      206,132
                                                                              2005   1.064       1.098      128,467
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.347       1.329           --
                                                                              2005   1.168       1.347           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.345       1.740           --
                                                                              2005   1.287       1.345           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.199       1.300           --
                                                                              2005   1.116       1.199           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.201       1.335           --
                                                                              2005   1.118       1.201       14,061
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.833       1.999           --
                                                                              2013   1.433       1.833           --
                                                                              2012   1.263       1.433           --
                                                                              2011   1.330       1.263           --
                                                                              2010   1.165       1.330        5,128
                                                                              2009   0.880       1.165        5,133
                                                                              2008   1.573       0.880        5,138
                                                                              2007   1.373       1.573        5,142
                                                                              2006   1.261       1.373        5,142
                                                                              2005   1.107       1.261        2,007
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.256       2.333           --
                                                                              2013   1.702       2.256           --
                                                                              2012   1.524       1.702          688
                                                                              2011   1.752       1.524          689
                                                                              2010   1.397       1.752          690
                                                                              2009   1.025       1.397        1,332
                                                                              2008   1.741       1.025        3,671
                                                                              2007   1.547       1.741        3,671
                                                                              2006   1.411       1.547        3,671
                                                                              2005   1.226       1.411        2,517
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.458       1.487           --
                                                                              2013   1.312       1.458           --
                                                                              2012   1.194       1.312           --
                                                                              2011   1.196       1.194       71,828
                                                                              2010   1.088       1.196       71,828
                                                                              2009   0.823       1.088       77,548
                                                                              2008   1.199       0.823       78,568
                                                                              2007   1.185       1.199       78,574
                                                                              2006   1.028       1.185       78,574
                                                                              2005   1.000       1.028       78,539
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.185       1.369           --
                                                                              2005   1.099       1.185        5,901
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.684       1.765           --
                                                                              2013   1.250       1.684           --
                                                                              2012   1.156       1.250           --
                                                                              2011   1.246       1.156           --
                                                                              2010   1.001       1.246           --
                                                                              2009   0.715       1.001           --
                                                                              2008   1.274       0.715           --
                                                                              2007   1.175       1.274           --
                                                                              2006   1.108       1.175           --
                                                                              2005   1.084       1.108           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.458       2.230           --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.957       2.458        1,952
                                                                                   2006   1.567       1.957        1,954
                                                                                   2005   1.260       1.567        1,955
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.640       1.421           --
                                                                                   2013   1.367       1.640           --
                                                                                   2012   1.186       1.367           --
                                                                                   2011   1.360       1.186        2,518
                                                                                   2010   1.287       1.360        3,725
                                                                                   2009   0.963       1.287        3,726
                                                                                   2008   1.655       0.963        3,728
                                                                                   2007   1.470       1.655        1,211
                                                                                   2006   1.241       1.470        1,212
                                                                                   2005   1.155       1.241       40,479
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.188       1.411           --
                                                                                   2005   1.119       1.188        5,883
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.154       2.358           --
                                                                                   2013   1.672       2.154           --
                                                                                   2012   1.466       1.672           --
                                                                                   2011   1.528       1.466           --
                                                                                   2010   1.248       1.528           --
                                                                                   2009   0.886       1.248           --
                                                                                   2008   1.619       0.886           --
                                                                                   2007   1.363       1.619           --
                                                                                   2006   1.234       1.363           --
                                                                                   2005   1.129       1.234           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.141       1.271           --
                                                                                   2005   1.125       1.141           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.113       1.181           --
                                                                                   2006   1.063       1.113           --
                                                                                   2005   1.025       1.063           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.859       0.907           --
                                                                                   2009   0.729       0.859           --
                                                                                   2008   1.273       0.729           --
                                                                                   2007   1.244       1.273           --
                                                                                   2006   1.107       1.244           --
                                                                                   2005   1.066       1.107           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.890       2.219           --
                                                                                   2013   1.311       1.890           --
                                                                                   2012   1.133       1.311           --
                                                                                   2011   1.133       1.133           --
                                                                                   2010   0.929       1.133        5,097
                                                                                   2009   0.708       0.929        5,102
                                                                                   2008   1.218       0.708        5,108
                                                                                   2007   1.231       1.218        5,113
                                                                                   2006   1.160       1.231        5,118
                                                                                   2005   1.065       1.160        5,121
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.426       1.430           --
                                                                                   2013   1.106       1.426           --
                                                                                   2012   0.987       1.106           --
                                                                                   2011   1.079       0.987           --
                                                                                   2010   0.948       1.079           --
                                                                                   2009   0.752       0.948           --
                                                                                   2008   1.215       0.752           --
                                                                                   2007   1.231       1.215           --
                                                                                   2006   1.080       1.231           --
                                                                                   2005   1.057       1.080           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.645       1.781           --

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.297       1.645            --
                                                                                  2012   1.148       1.297            --
                                                                                  2011   1.147       1.148            --
                                                                                  2010   1.044       1.147         2,743
                                                                                  2009   0.876       1.044         2,746
                                                                                  2008   1.271       0.876         2,749
                                                                                  2007   1.202       1.271         2,752
                                                                                  2006   1.074       1.202         2,755
                                                                                  2005   1.056       1.074         2,757
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.803       0.784            --
                                                                                  2008   1.168       0.803            --
                                                                                  2007   1.171       1.168            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   0.995       1.048            --
                                                                                  2010   0.905       0.995        13,044
                                                                                  2009   0.662       0.905        13,057
                                                                                  2008   1.173       0.662        13,071
                                                                                  2007   1.181       1.173        13,082
                                                                                  2006   1.065       1.181        13,082
                                                                                  2005   1.038       1.065       323,975
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.068       1.157            --
                                                                                  2010   0.979       1.068            --
                                                                                  2009   0.822       0.979            --
                                                                                  2008   1.180       0.822            --
                                                                                  2007   1.137       1.180            --
                                                                                  2006   0.988       1.137            --
                                                                                  2005   1.015       0.988            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.542       1.708            --
                                                                                  2013   1.255       1.542            --
                                                                                  2012   1.127       1.255            --
                                                                                  2011   1.153       1.127            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.379       1.526       158,223
                                                                                  2013   1.125       1.379       172,874
                                                                                  2012   1.011       1.125       244,169
                                                                                  2011   0.962       1.011       262,733
                                                                                  2010   0.880       0.962       491,906
                                                                                  2009   0.736       0.880       492,247
                                                                                  2008   1.160       0.736       513,672
                                                                                  2007   1.129       1.160       440,391
                                                                                  2006   1.048       1.129            --
                                                                                  2005   1.030       1.048            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.480       1.645            --
                                                                                  2013   1.100       1.480            --
                                                                                  2012   0.938       1.100            --
                                                                                  2011   0.968       0.938            --
                                                                                  2010   0.903       0.968            --
                                                                                  2009   0.651       0.903            --
                                                                                  2008   1.064       0.651            --
                                                                                  2007   1.036       1.064            --
                                                                                  2006   1.015       1.036            --
                                                                                  2005   0.989       1.015            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.601       1.744            --
                                                                                  2013   1.240       1.601            --
                                                                                  2012   1.091       1.240            --
                                                                                  2011   1.066       1.091            --
                                                                                  2010   0.999       1.066            --
                                                                                  2009   0.822       0.999            --
                                                                                  2008   1.310       0.822            --
                                                                                  2007   1.293       1.310            --
                                                                                  2006   1.121       1.293            --
                                                                                  2005   1.079       1.121            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   1.952       2.059            --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.457       1.952           --
                                                                                      2012   1.267       1.457           --
                                                                                      2011   1.353       1.267           --
                                                                                      2010   1.132       1.353           --
                                                                                      2009   0.853       1.132           --
                                                                                      2008   1.352       0.853           --
                                                                                      2007   1.294       1.352           --
                                                                                      2006   1.155       1.294           --
                                                                                      2005   1.094       1.155           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.284       2.318           --
                                                                                      2013   1.592       2.284           --
                                                                                      2012   1.367       1.592           --
                                                                                      2011   1.383       1.367           --
                                                                                      2010   1.132       1.383           --
                                                                                      2009   0.813       1.132           --
                                                                                      2008   1.407       0.813           --
                                                                                      2007   1.311       1.407           --
                                                                                      2006   1.192       1.311           --
                                                                                      2005   1.165       1.192           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.761       0.739           --
                                                                                      2008   1.249       0.761           --
                                                                                      2007   1.220       1.249           --
                                                                                      2006   1.087       1.220           --
                                                                                      2005   1.069       1.087           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.141       1.154           --
                                                                                      2006   1.042       1.141           --
                                                                                      2005   1.032       1.042           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.937       0.923           --
                                                                                      2010   0.879       0.937           --
                                                                                      2009   0.768       0.879           --
                                                                                      2008   0.999       0.768           --
                                                                                      2007   1.011       0.999           --
                                                                                      2006   0.995       1.011           --
                                                                                      2005   0.997       0.995       49,181
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.166       1.186           --
                                                                                      2010   1.072       1.166           --
                                                                                      2009   0.921       1.072           --
                                                                                      2008   1.094       0.921           --
                                                                                      2007   1.100       1.094           --
                                                                                      2006   1.070       1.100           --
                                                                                      2005   1.069       1.070           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.701       1.654       61,982
                                                                                      2013   1.597       1.701       59,210
                                                                                      2012   1.390       1.597       52,266
                                                                                      2011   1.391       1.390       54,599
                                                                                      2010   1.223       1.391       59,768
                                                                                      2009   0.784       1.223       63,202
                                                                                      2008   1.148       0.784       71,035
                                                                                      2007   1.174       1.148       82,052
                                                                                      2006   1.085       1.174       76,867
                                                                                      2005   1.084       1.085       39,525
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.017       1.008           --
                                                                                      2009   1.040       1.017           --
                                                                                      2008   1.039       1.040           --
                                                                                      2007   1.016       1.039           --
                                                                                      2006   0.995       1.016           --
                                                                                      2005   0.993       0.995           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.235       1.292           --
                                                                                      2006   1.072       1.235           --
                                                                                      2005   1.056       1.072           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.316       1.400           --
                                                                                      2006   1.195       1.316           --
                                                                                      2005   1.168       1.195           --
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.266       1.311           --
                                                                          2006   1.106       1.266       30,295
                                                                          2005   1.099       1.106       30,282
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.340       1.473           --
                                                                          2006   1.224       1.340       36,783
                                                                          2005   1.160       1.224       32,084
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.988       1.096           --
                                                                          2013   0.977       0.988           --
                                                                          2012   0.793       0.977           --
                                                                          2011   0.858       0.793           --
                                                                          2010   0.757       0.858           --
                                                                          2009   0.574       0.757           --
                                                                          2008   1.008       0.574           --
                                                                          2007   1.213       1.008           --
                                                                          2006   1.003       1.213           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.990       2.067           --
                                                                          2013   1.581       1.990           --
                                                                          2012   1.320       1.581           --
                                                                          2011   1.460       1.320           --
                                                                          2010   1.365       1.460           --
                                                                          2009   0.977       1.365           --
                                                                          2008   1.723       0.977           --
                                                                          2007   1.354       1.723           --
                                                                          2006   1.329       1.354           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.061       2.305           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.998       1.841           --
                                                                          2013   1.566       1.998           --
                                                                          2012   1.241       1.566           --
                                                                          2011   1.479       1.241           --
                                                                          2010   1.299       1.479           --
                                                                          2009   0.857       1.299           --
                                                                          2008   1.482       0.857           --
                                                                          2007   1.533       1.482           --
                                                                          2006   1.400       1.533           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.259       1.346           --
                                                                          2013   0.991       1.259           --
                                                                          2012   0.886       0.991          992
                                                                          2011   0.943       0.886       32,309
                                                                          2010   0.770       0.943       41,975
                                                                          2009   0.624       0.770       42,912
                                                                          2008   1.045       0.624       46,280
                                                                          2007   1.065       1.045       46,288
                                                                          2006   1.002       1.065           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.021       2.132           --
                                                                          2013   1.474       2.021           --
                                                                          2012   1.276       1.474           --
                                                                          2011   1.319       1.276           --
                                                                          2010   1.069       1.319           --
                                                                          2009   0.817       1.069           --
                                                                          2008   1.364       0.817           --
                                                                          2007   1.256       1.364           --
                                                                          2006   1.273       1.256           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.778       1.815           --
                                                                          2013   1.368       1.778           --
                                                                          2012   1.213       1.368          862
                                                                          2011   1.384       1.213          864
                                                                          2010   1.187       1.384          865
                                                                          2009   0.943       1.187        1,670
                                                                          2008   1.292       0.943        4,577
                                                                          2007   1.338       1.292        4,577
                                                                          2006   1.263       1.338        4,577
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.711       0.674           --
                                                                          2008   1.272       0.711       27,679
                                                                          2007   1.165       1.272       27,679
                                                                          2006   1.187       1.165       27,679
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.085       1.085           --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.025       1.085            --
                                                                               2012   0.860       1.025            --
                                                                               2011   0.946       0.860            --
                                                                               2010   0.910       0.946            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.175       1.204            --
                                                                               2013   0.930       1.175            --
                                                                               2012   0.817       0.930            --
                                                                               2011   0.961       0.817            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.259       1.249        19,997
                                                                               2013   0.975       1.259        21,089
                                                                               2012   0.847       0.975        21,347
                                                                               2011   0.955       0.847        21,355
                                                                               2010   0.816       0.955        21,363
                                                                               2009   0.662       0.816        21,372
                                                                               2008   0.967       0.662        21,381
                                                                               2007   1.023       0.967        21,389
                                                                               2006   1.003       1.023        21,396
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.722       1.570            --
                                                                               2013   1.858       1.722            --
                                                                               2012   1.602       1.858            --
                                                                               2011   2.021       1.602            --
                                                                               2010   1.675       2.021         1,946
                                                                               2009   1.017       1.675         1,948
                                                                               2008   2.233       1.017         1,950
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.599       1.451            --
                                                                               2013   1.374       1.599            --
                                                                               2012   1.208       1.374            --
                                                                               2011   1.387       1.208            --
                                                                               2010   1.276       1.387            --
                                                                               2009   0.995       1.276            --
                                                                               2008   1.769       0.995            --
                                                                               2007   1.695       1.769            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.993       1.073            --
                                                                               2012   0.967       0.993            --
                                                                               2011   1.047       0.967            --
                                                                               2010   0.873       1.047         1,441
                                                                               2009   0.655       0.873         1,443
                                                                               2008   1.088       0.655         1,444
                                                                               2007   1.236       1.088         1,446
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.266       1.262            --
                                                                               2013   1.021       1.266            --
                                                                               2012   0.864       1.021         2,117
                                                                               2011   0.968       0.864         2,120
                                                                               2010   0.856       0.968         2,124
                                                                               2009   0.628       0.856         4,096
                                                                               2008   1.083       0.628        11,217
                                                                               2007   1.045       1.083        11,217
                                                                               2006   0.996       1.045        11,217
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.278       1.286            --
                                                                               2013   1.439       1.278            --
                                                                               2012   1.350       1.439            --
                                                                               2011   1.242       1.350            --
                                                                               2010   1.179       1.242         2,836
                                                                               2009   1.021       1.179         2,839
                                                                               2008   1.121       1.021         2,842
                                                                               2007   1.065       1.121         2,845
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.417       1.440        60,962
                                                                               2013   1.482       1.417        62,887
                                                                               2012   1.390       1.482       134,523
                                                                               2011   1.382       1.390        68,612
                                                                               2010   1.310       1.382         2,888
                                                                               2009   1.182       1.310         2,891
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.528       1.657            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.178       1.528           --
                                                                          2012   1.092       1.178           --
                                                                          2011   1.173       1.092           --
                                                                          2010   1.035       1.173           --
                                                                          2009   0.856       1.035           --
                                                                          2008   1.307       0.856           --
                                                                          2007   1.277       1.307           --
                                                                          2006   1.195       1.277           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.135       1.250           --
                                                                          2006   1.085       1.135        1,447
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.620       1.652       15,893
                                                                          2013   1.636       1.620       16,761
                                                                          2012   1.503       1.636       16,966
                                                                          2011   1.487       1.503       23,937
                                                                          2010   1.359       1.487       23,943
                                                                          2009   1.047       1.359       23,950
                                                                          2008   1.203       1.047       23,958
                                                                          2007   1.156       1.203       16,999
                                                                          2006   1.123       1.156       17,005
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.244       1.374           --
                                                                          2013   0.953       1.244           --
                                                                          2012   0.829       0.953        2,044
                                                                          2011   0.885       0.829       34,681
                                                                          2010   0.776       0.885       40,941
                                                                          2009   0.672       0.776       42,880
                                                                          2008   1.082       0.672       49,919
                                                                          2007   1.069       1.082       49,925
                                                                          2006   1.001       1.069       14,105
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.432       1.552           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.368       1.430           --
                                                                          2006   1.299       1.368           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.569       1.739           --
                                                                          2013   1.199       1.569           --
                                                                          2012   1.083       1.199           --
                                                                          2011   1.108       1.083           --
                                                                          2010   1.009       1.108           --
                                                                          2009   0.868       1.009           --
                                                                          2008   1.420       0.868           --
                                                                          2007   1.418       1.420           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.191       1.242           --
                                                                          2013   1.232       1.191           --
                                                                          2012   1.177       1.232           --
                                                                          2011   1.134       1.177           --
                                                                          2010   1.075       1.134           --
                                                                          2009   1.008       1.075           --
                                                                          2008   1.072       1.008           --
                                                                          2007   1.036       1.072           --
                                                                          2006   1.004       1.036           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.271       1.350           --
                                                                          2013   0.971       1.271           --
                                                                          2012   0.871       0.971        3,475
                                                                          2011   0.981       0.871       32,073
                                                                          2010   0.839       0.981       32,079
                                                                          2009   0.670       0.839       35,349
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.920       0.897           --
                                                                          2013   0.943       0.920           --
                                                                          2012   0.967       0.943           --
                                                                          2011   0.992       0.967           --
                                                                          2010   1.008       0.992           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.654       0.645           --
                                                                          2008   1.122       0.654           --
                                                                          2007   1.152       1.122           --
                                                                          2006   1.127       1.152           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.627       0.653           --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.165       0.627        18,618
                                                                       2007   1.150       1.165        18,618
                                                                       2006   1.141       1.150        18,618
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   0.989       1.086            --
                                                                       2012   0.877       0.989            --
                                                                       2011   0.959       0.877            --
                                                                       2010   0.859       0.959            --
                                                                       2009   0.724       0.859            --
                                                                       2008   1.217       0.724            --
                                                                       2007   1.199       1.217            --
                                                                       2006   1.176       1.199            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.482       1.605            --
                                                                       2013   1.145       1.482            --
                                                                       2012   1.059       1.145            --
                                                                       2011   1.121       1.059            --
                                                                       2010   0.998       1.121            --
                                                                       2009   0.686       0.998            --
                                                                       2008   1.296       0.686            --
                                                                       2007   1.104       1.296            --
                                                                       2006   1.137       1.104            --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.762       1.874            --
                                                                       2013   1.318       1.762            --
                                                                       2012   1.168       1.318            --
                                                                       2011   1.191       1.168            --
                                                                       2010   1.094       1.191            --
                                                                       2009   0.801       1.094            --
                                                                       2008   1.216       0.801            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.892       0.964            --
                                                                       2010   0.790       0.892            --
                                                                       2009   0.616       0.790            --
                                                                       2008   1.061       0.616            --
                                                                       2007   1.054       1.061            --
                                                                       2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.226       1.249            --
                                                                       2013   1.205       1.226            --
                                                                       2012   1.132       1.205            --
                                                                       2011   1.124       1.132            --
                                                                       2010   1.047       1.124            --
                                                                       2009   0.891       1.047            --
                                                                       2008   1.067       0.891            --
                                                                       2007   1.036       1.067            --
                                                                       2006   1.001       1.036            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.239       1.268            --
                                                                       2013   1.146       1.239            --
                                                                       2012   1.054       1.146            --
                                                                       2011   1.069       1.054            --
                                                                       2010   0.983       1.069            --
                                                                       2009   0.815       0.983            --
                                                                       2008   1.066       0.815            --
                                                                       2007   1.043       1.066            --
                                                                       2006   1.002       1.043            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.236       1.266     3,660,658
                                                                       2013   1.074       1.236            --
                                                                       2012   0.973       1.074        41,335
                                                                       2011   1.011       0.973        41,335
                                                                       2010   0.916       1.011        41,366
                                                                       2009   0.742       0.916        41,399
                                                                       2008   1.067       0.742        41,434
                                                                       2007   1.048       1.067        41,465
                                                                       2006   1.002       1.048        41,465
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.217       1.249     6,923,386

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.004
                                                                                           2012   0.892
                                                                                           2011   0.950
                                                                                           2010   0.850
                                                                                           2009   0.675
                                                                                           2008   1.066
                                                                                           2007   1.053
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.495
                                                                                           2013   1.164
                                                                                           2012   1.034
                                                                                           2011   1.043
                                                                                           2010   0.934
                                                                                           2009   0.764
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.435
                                                                                           2013   1.239
                                                                                           2012   1.141
                                                                                           2011   1.145
                                                                                           2010   1.068
                                                                                           2009   0.925
                                                                                           2008   1.221
                                                                                           2007   1.202
                                                                                           2006   1.132
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.812
                                                                                           2013   1.369
                                                                                           2012   1.203
                                                                                           2011   1.223
                                                                                           2010   1.126
                                                                                           2009   0.955
                                                                                           2008   1.452
                                                                                           2007   1.383
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.339
                                                                                           2013   1.080
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.531
                                                                                           2013   1.131
                                                                                           2012   0.978
                                                                                           2011   1.016
                                                                                           2010   0.892
                                                                                           2009   0.640
                                                                                           2008   1.131
                                                                                           2007   1.062
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.276
                                                                                           2013   1.298
                                                                                           2012   1.196
                                                                                           2011   1.187
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.313
                                                                                           2013   1.009
                                                                                           2012   0.919
                                                                                           2011   1.045
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.043
                                                                                           2006   1.062
                                                                                           2005   1.067
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.145
                                                                                           2008   1.120
                                                                                           2007   1.056
                                                                                           2006   1.043
                                                                                           2005   1.043
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.579
                                                                                           2006   1.267
                                                                                           2005   1.158
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.424



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.217           --
                                                                                           1.004           --
                                                                                           0.892           --
                                                                                           0.950           --
                                                                                           0.850           --
                                                                                           0.675           --
                                                                                           1.066           --
                                                                                           1.053           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.649           --
                                                                                           1.495           --
                                                                                           1.164           --
                                                                                           1.034           --
                                                                                           1.043           --
                                                                                           0.934           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.518           --
                                                                                           1.435           --
                                                                                           1.239          856
                                                                                           1.141          857
                                                                                           1.145          859
                                                                                           1.068        1,664
                                                                                           0.925        4,638
                                                                                           1.221        4,638
                                                                                           1.202        4,638
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.958           --
                                                                                           1.812           --
                                                                                           1.369        2,427
                                                                                           1.203       57,817
                                                                                           1.223       57,821
                                                                                           1.126       60,110
                                                                                           0.955       68,475
                                                                                           1.452       77,868
                                                                                           1.383       77,868
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.302           --
                                                                                           1.339           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.625           --
                                                                                           1.531           --
                                                                                           1.131           --
                                                                                           0.978           --
                                                                                           1.016           --
                                                                                           0.892           --
                                                                                           0.640           --
                                                                                           1.131           --
                                                                                           1.062           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.311           --
                                                                                           1.276           --
                                                                                           1.298           --
                                                                                           1.196           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.413           --
                                                                                           1.313           --
                                                                                           1.009           --
                                                                                           0.919           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.061           --
                                                                                           1.043        2,847
                                                                                           1.062        2,849
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.179           --
                                                                                           1.145        2,894
                                                                                           1.120        2,897
                                                                                           1.056        2,900
                                                                                           1.043        2,902
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.704           --
                                                                                           1.579           --
                                                                                           1.267           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.516           --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.244       1.424           --
                                                                                     2005   1.192       1.244           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.118       1.187           --
                                                                                     2005   1.054       1.118       27,665
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.122       1.176           --
                                                                                     2005   1.101       1.122           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.111       1.141           --
                                                                                     2005   1.048       1.111        3,154
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.103       1.170           --
                                                                                     2005   1.000       1.103           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.015       1.016           --
                                                                                     2005   1.000       1.015           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.049       1.083           --
                                                                                     2005   1.000       1.049       38,334
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.081       1.125           --
                                                                                     2005   1.000       1.081           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026       1.043           --
                                                                                     2005   1.000       1.026           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.016       1.004           --
                                                                                     2005   1.028       1.016       48,093
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.227       1.299           --
                                                                                     2005   1.123       1.227           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.078       1.137           --
                                                                                     2005   1.073       1.078           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.099       1.132           --
                                                                                     2005   1.095       1.099        3,113
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.259           --
                                                                                     2005   1.125       1.169       73,594
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.222       1.400           --
                                                                                     2005   1.144       1.222           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.129       1.195           --
                                                                                     2005   1.092       1.129           --
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034       1.085           --
                                                                                     2005   1.000       1.034        1,448
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.115       1.123           --
                                                                                     2005   1.103       1.115       14,747
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.092       1.136           --
                                                                                     2005   1.097       1.092        9,511
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.109       1.273           --
                                                                                     2005   1.000       1.109           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.263           --
                                                                                     2005   1.000       1.105        3,127
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.089       1.127           --
                                                                                     2005   1.036       1.089           --







                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.272       1.210    --

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2007   1.116       1.272            --
                                                                              2006   1.113       1.116            --
                                                                              2005   1.058       1.113            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.101       1.147            --
                                                                              2005   1.080       1.101        20,275
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.184       1.146            --
                                                                              2005   1.057       1.184            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   1.971       1.966            --
                                                                              2013   1.565       1.971            --
                                                                              2012   1.310       1.565         3,568
                                                                              2011   1.475       1.310         3,568
                                                                              2010   1.354       1.475        29,282
                                                                              2009   0.976       1.354        11,334
                                                                              2008   1.625       0.976        14,388
                                                                              2007   1.452       1.625        14,393
                                                                              2006   1.237       1.452        28,294
                                                                              2005   1.112       1.237        13,476
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.688       1.786       199,609
                                                                              2013   1.331       1.688       222,635
                                                                              2012   1.158       1.331       298,531
                                                                              2011   1.241       1.158       296,823
                                                                              2010   1.073       1.241       367,567
                                                                              2009   0.790       1.073       455,407
                                                                              2008   1.446       0.790       472,309
                                                                              2007   1.320       1.446       520,965
                                                                              2006   1.229       1.320       499,533
                                                                              2005   1.085       1.229       411,119
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.515       1.634       245,960
                                                                              2013   1.164       1.515       255,581
                                                                              2012   1.017       1.164       378,861
                                                                              2011   1.062       1.017       380,055
                                                                              2010   0.978       1.062       384,691
                                                                              2009   0.765       0.978       385,454
                                                                              2008   1.262       0.765       429,948
                                                                              2007   1.233       1.262       460,412
                                                                              2006   1.097       1.233       431,176
                                                                              2005   1.064       1.097       345,177
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.346       1.328            --
                                                                              2005   1.168       1.346            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.344       1.738            --
                                                                              2005   1.286       1.344        13,433
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.198       1.299            --
                                                                              2005   1.116       1.198         1,287
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.200       1.334            --
                                                                              2005   1.118       1.200        97,012
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.824       1.988        63,494
                                                                              2013   1.427       1.824        82,834
                                                                              2012   1.259       1.427        89,752
                                                                              2011   1.326       1.259        89,752
                                                                              2010   1.162       1.326       139,659
                                                                              2009   0.878       1.162       139,659
                                                                              2008   1.570       0.878       139,659
                                                                              2007   1.371       1.570       139,659
                                                                              2006   1.260       1.371       120,320
                                                                              2005   1.106       1.260        37,790
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.245       2.320        46,607

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.695       2.245        52,315
                                                                              2012   1.518       1.695       109,925
                                                                              2011   1.746       1.518       109,459
                                                                              2010   1.393       1.746       110,499
                                                                              2009   1.023       1.393       120,817
                                                                              2008   1.737       1.023       144,604
                                                                              2007   1.546       1.737       136,963
                                                                              2006   1.410       1.546       145,334
                                                                              2005   1.226       1.410       163,704
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.452       1.480        16,813
                                                                              2013   1.307       1.452        20,722
                                                                              2012   1.190       1.307        20,722
                                                                              2011   1.192       1.190        20,722
                                                                              2010   1.086       1.192        20,722
                                                                              2009   0.821       1.086        20,722
                                                                              2008   1.198       0.821        20,736
                                                                              2007   1.184       1.198        20,736
                                                                              2006   1.027       1.184        16,826
                                                                              2005   1.000       1.027         5,741
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.184       1.367            --
                                                                              2005   1.099       1.184        62,704
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.676       1.756           530
                                                                              2013   1.244       1.676        13,075
                                                                              2012   1.152       1.244        14,387
                                                                              2011   1.242       1.152        15,909
                                                                              2010   0.998       1.242        18,196
                                                                              2009   0.713       0.998        42,102
                                                                              2008   1.272       0.713        46,376
                                                                              2007   1.173       1.272        19,438
                                                                              2006   1.107       1.173        20,456
                                                                              2005   1.084       1.107        20,338
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.454       2.226            --
                                                                              2007   1.955       2.454        20,553
                                                                              2006   1.566       1.955         9,036
                                                                              2005   1.260       1.566        10,108
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.632       1.414        48,486
                                                                              2013   1.361       1.632        47,068
                                                                              2012   1.181       1.361        15,037
                                                                              2011   1.356       1.181        15,256
                                                                              2010   1.283       1.356        15,023
                                                                              2009   0.960       1.283        55,818
                                                                              2008   1.653       0.960        63,067
                                                                              2007   1.468       1.653        61,363
                                                                              2006   1.240       1.468       141,961
                                                                              2005   1.155       1.240       136,574
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.187       1.409            --
                                                                              2005   1.118       1.187       142,910
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.144       2.345            --
                                                                              2013   1.665       2.144            --
                                                                              2012   1.460       1.665            --
                                                                              2011   1.523       1.460            --
                                                                              2010   1.245       1.523            --
                                                                              2009   0.884       1.245            --
                                                                              2008   1.616       0.884            --
                                                                              2007   1.362       1.616            --
                                                                              2006   1.233       1.362            --
                                                                              2005   1.129       1.233            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.140       1.269            --
                                                                              2005   1.125       1.140        89,672
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.112       1.180            --
                                                                              2006   1.062       1.112            --
                                                                              2005   1.025       1.062            --
Legg Mason Partners Variable Equity Trust

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.856       0.904            --
                                                                                   2009   0.727       0.856       351,797
                                                                                   2008   1.271       0.727       357,400
                                                                                   2007   1.243       1.271       397,902
                                                                                   2006   1.107       1.243       464,735
                                                                                   2005   1.065       1.107       406,369
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.881       2.208        22,356
                                                                                   2013   1.306       1.881        25,233
                                                                                   2012   1.128       1.306        26,217
                                                                                   2011   1.129       1.128        27,444
                                                                                   2010   0.927       1.129        33,724
                                                                                   2009   0.707       0.927        40,121
                                                                                   2008   1.216       0.707        39,332
                                                                                   2007   1.229       1.216        38,527
                                                                                   2006   1.159       1.229         9,883
                                                                                   2005   1.065       1.159         9,552
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.419       1.423            --
                                                                                   2013   1.102       1.419           447
                                                                                   2012   0.983       1.102           449
                                                                                   2011   1.075       0.983           452
                                                                                   2010   0.946       1.075           714
                                                                                   2009   0.750       0.946           717
                                                                                   2008   1.213       0.750           720
                                                                                   2007   1.229       1.213           723
                                                                                   2006   1.079       1.229           725
                                                                                   2005   1.057       1.079           728
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.637       1.772         1,300
                                                                                   2013   1.292       1.637         1,306
                                                                                   2012   1.143       1.292         1,313
                                                                                   2011   1.143       1.143         1,321
                                                                                   2010   1.041       1.143         2,087
                                                                                   2009   0.875       1.041        25,809
                                                                                   2008   1.269       0.875         8,784
                                                                                   2007   1.201       1.269        49,687
                                                                                   2006   1.073       1.201        49,720
                                                                                   2005   1.055       1.073        49,206
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.802       0.782            --
                                                                                   2008   1.166       0.802        20,960
                                                                                   2007   1.169       1.166        21,153
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   0.991       1.044            --
                                                                                   2010   0.903       0.991       474,059
                                                                                   2009   0.660       0.903       466,526
                                                                                   2008   1.171       0.660       526,150
                                                                                   2007   1.179       1.171       480,799
                                                                                   2006   1.065       1.179       548,567
                                                                                   2005   1.038       1.065       478,793
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.065       1.153            --
                                                                                   2010   0.976       1.065            --
                                                                                   2009   0.820       0.976            --
                                                                                   2008   1.178       0.820            --
                                                                                   2007   1.135       1.178            --
                                                                                   2006   0.987       1.135            --
                                                                                   2005   1.015       0.987            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.534       1.699            --
                                                                                   2013   1.250       1.534            --
                                                                                   2012   1.123       1.250            --
                                                                                   2011   1.149       1.123            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.372       1.518        26,485
                                                                                   2013   1.120       1.372        27,267
                                                                                   2012   1.007       1.120        45,375
                                                                                   2011   0.959       1.007        46,387
                                                                                   2010   0.878       0.959        50,314
                                                                                   2009   0.734       0.878        50,412
                                                                                   2008   1.158       0.734        48,510
                                                                                   2007   1.128       1.158        50,751
                                                                                   2006   1.047       1.128        52,797
                                                                                   2005   1.030       1.047        52,916

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.473       1.636           --
                                                                                      2013   1.096       1.473           --
                                                                                      2012   0.934       1.096           --
                                                                                      2011   0.964       0.934           --
                                                                                      2010   0.901       0.964           --
                                                                                      2009   0.649       0.901        5,454
                                                                                      2008   1.062       0.649       12,988
                                                                                      2007   1.034       1.062       12,920
                                                                                      2006   1.014       1.034       12,949
                                                                                      2005   0.989       1.014       12,501
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.593       1.735       26,759
                                                                                      2013   1.235       1.593       26,759
                                                                                      2012   1.087       1.235       10,776
                                                                                      2011   1.063       1.087       10,785
                                                                                      2010   0.996       1.063       11,644
                                                                                      2009   0.820       0.996       11,654
                                                                                      2008   1.308       0.820       15,002
                                                                                      2007   1.291       1.308       15,002
                                                                                      2006   1.120       1.291       15,002
                                                                                      2005   1.078       1.120       15,002
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.943       2.048       13,445
                                                                                      2013   1.451       1.943       13,445
                                                                                      2012   1.263       1.451           --
                                                                                      2011   1.348       1.263           --
                                                                                      2010   1.128       1.348        7,208
                                                                                      2009   0.851       1.128       29,725
                                                                                      2008   1.349       0.851       30,416
                                                                                      2007   1.292       1.349       28,787
                                                                                      2006   1.154       1.292       18,302
                                                                                      2005   1.093       1.154       19,256
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.273       2.306           --
                                                                                      2013   1.586       2.273           --
                                                                                      2012   1.362       1.586           --
                                                                                      2011   1.378       1.362           --
                                                                                      2010   1.129       1.378           --
                                                                                      2009   0.811       1.129           --
                                                                                      2008   1.404       0.811        2,859
                                                                                      2007   1.309       1.404        2,877
                                                                                      2006   1.191       1.309           --
                                                                                      2005   1.165       1.191           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.759       0.737           --
                                                                                      2008   1.247       0.759           --
                                                                                      2007   1.219       1.247           --
                                                                                      2006   1.086       1.219           --
                                                                                      2005   1.069       1.086           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.140       1.152           --
                                                                                      2006   1.041       1.140       20,815
                                                                                      2005   1.032       1.041       20,662
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.933       0.920           --
                                                                                      2010   0.877       0.933          717
                                                                                      2009   0.766       0.877          720
                                                                                      2008   0.997       0.766          723
                                                                                      2007   1.009       0.997          726
                                                                                      2006   0.995       1.009          728
                                                                                      2005   0.997       0.995          731
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.163       1.182           --
                                                                                      2010   1.069       1.163           --
                                                                                      2009   0.919       1.069           --
                                                                                      2008   1.092       0.919           --
                                                                                      2007   1.098       1.092           --
                                                                                      2006   1.069       1.098           --
                                                                                      2005   1.069       1.069           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.693       1.645        3,883

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.591       1.693         4,159
                                                                          2012   1.384       1.591         4,418
                                                                          2011   1.387       1.384         4,688
                                                                          2010   1.220       1.387        27,068
                                                                          2009   0.782       1.220        32,543
                                                                          2008   1.146       0.782        45,575
                                                                          2007   1.172       1.146        47,385
                                                                          2006   1.084       1.172        13,287
                                                                          2005   1.083       1.084        12,550
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.014       1.005            --
                                                                          2009   1.038       1.014           723
                                                                          2008   1.038       1.038           726
                                                                          2007   1.014       1.038           729
                                                                          2006   0.995       1.014           732
                                                                          2005   0.992       0.995           734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.233       1.290            --
                                                                          2006   1.071       1.233            --
                                                                          2005   1.056       1.071            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.314       1.398            --
                                                                          2006   1.194       1.314         2,986
                                                                          2005   1.168       1.194         2,962
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.264       1.310            --
                                                                          2006   1.106       1.264        21,522
                                                                          2005   1.098       1.106        28,907
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.338       1.470            --
                                                                          2006   1.223       1.338       165,277
                                                                          2005   1.159       1.223       161,706
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.985       1.091         7,615
                                                                          2013   0.973       0.985         7,733
                                                                          2012   0.791       0.973         7,844
                                                                          2011   0.856       0.791         7,959
                                                                          2010   0.755       0.856         8,089
                                                                          2009   0.574       0.755        10,251
                                                                          2008   1.007       0.574        12,570
                                                                          2007   1.212       1.007        23,926
                                                                          2006   1.003       1.212        15,382
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.981       2.057        13,144
                                                                          2013   1.574       1.981        17,970
                                                                          2012   1.315       1.574        17,970
                                                                          2011   1.455       1.315        17,970
                                                                          2010   1.361       1.455        28,613
                                                                          2009   0.975       1.361        17,970
                                                                          2008   1.720       0.975        17,970
                                                                          2007   1.353       1.720        17,970
                                                                          2006   1.328       1.353            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.051       2.293            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.989       1.832         2,093
                                                                          2013   1.560       1.989         2,095
                                                                          2012   1.236       1.560         2,097
                                                                          2011   1.474       1.236            --
                                                                          2010   1.296       1.474            --
                                                                          2009   0.855       1.296            --
                                                                          2008   1.480       0.855            --
                                                                          2007   1.531       1.480        31,902
                                                                          2006   1.398       1.531            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.254       1.341        48,827

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.987       1.254        49,683
                                                                               2012   0.883       0.987       118,804
                                                                               2011   0.941       0.883       119,359
                                                                               2010   0.769       0.941       124,970
                                                                               2009   0.623       0.769       127,539
                                                                               2008   1.044       0.623       128,510
                                                                               2007   1.065       1.044       146,333
                                                                               2006   1.002       1.065            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.012       2.122        62,454
                                                                               2013   1.469       2.012        62,454
                                                                               2012   1.271       1.469            --
                                                                               2011   1.315       1.271            --
                                                                               2010   1.067       1.315            --
                                                                               2009   0.815       1.067            --
                                                                               2008   1.363       0.815            --
                                                                               2007   1.255       1.363            --
                                                                               2006   1.272       1.255            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.770       1.806        17,574
                                                                               2013   1.363       1.770        17,875
                                                                               2012   1.209       1.363        18,158
                                                                               2011   1.380       1.209        18,453
                                                                               2010   1.184       1.380        26,024
                                                                               2009   0.941       1.184        11,792
                                                                               2008   1.291       0.941        11,795
                                                                               2007   1.337       1.291        11,798
                                                                               2006   1.263       1.337           725
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.710       0.672            --
                                                                               2008   1.269       0.710            --
                                                                               2007   1.164       1.269            --
                                                                               2006   1.185       1.164            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.081       1.081            --
                                                                               2013   1.020       1.081            --
                                                                               2012   0.856       1.020       151,597
                                                                               2011   0.943       0.856       159,217
                                                                               2010   0.907       0.943       326,975
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.170       1.199            --
                                                                               2013   0.927       1.170            --
                                                                               2012   0.815       0.927        32,395
                                                                               2011   0.958       0.815        31,658
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.255       1.244       153,678
                                                                               2013   0.972       1.255       155,678
                                                                               2012   0.845       0.972       158,747
                                                                               2011   0.952       0.845       161,943
                                                                               2010   0.815       0.952       233,306
                                                                               2009   0.661       0.815       306,398
                                                                               2008   0.966       0.661       317,703
                                                                               2007   1.022       0.966       322,152
                                                                               2006   1.003       1.022       355,273
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.713       1.561           803
                                                                               2013   1.850       1.713        14,657
                                                                               2012   1.596       1.850        14,658
                                                                               2011   2.014       1.596        13,853
                                                                               2010   1.671       2.014        21,773
                                                                               2009   1.014       1.671        20,553
                                                                               2008   2.229       1.014        20,553
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.591       1.443        17,808
                                                                               2013   1.368       1.591        37,868
                                                                               2012   1.203       1.368        38,126
                                                                               2011   1.382       1.203        38,396
                                                                               2010   1.273       1.382        38,700
                                                                               2009   0.992       1.273        39,314
                                                                               2008   1.766       0.992        39,314
                                                                               2007   1.693       1.766        39,769
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.989       1.068            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.964       0.989         6,640
                                                                          2011   1.044       0.964        11,672
                                                                          2010   0.871       1.044        12,204
                                                                          2009   0.654       0.871        12,212
                                                                          2008   1.087       0.654        11,114
                                                                          2007   1.234       1.087            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.262       1.256        87,959
                                                                          2013   1.018       1.262       130,779
                                                                          2012   0.862       1.018        97,668
                                                                          2011   0.965       0.862        97,668
                                                                          2010   0.854       0.965       123,094
                                                                          2009   0.627       0.854       169,272
                                                                          2008   1.082       0.627       171,373
                                                                          2007   1.044       1.082       180,313
                                                                          2006   0.996       1.044       152,363
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.272       1.279        85,608
                                                                          2013   1.433       1.272        84,953
                                                                          2012   1.345       1.433       189,639
                                                                          2011   1.238       1.345       273,402
                                                                          2010   1.175       1.238       250,841
                                                                          2009   1.019       1.175       257,201
                                                                          2008   1.119       1.019       257,385
                                                                          2007   1.064       1.119       288,401
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.411       1.433       174,479
                                                                          2013   1.475       1.411       193,110
                                                                          2012   1.385       1.475       285,650
                                                                          2011   1.377       1.385       281,216
                                                                          2010   1.306       1.377       322,528
                                                                          2009   1.179       1.306       333,892
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.521       1.648            --
                                                                          2013   1.173       1.521            --
                                                                          2012   1.088       1.173            --
                                                                          2011   1.169       1.088            --
                                                                          2010   1.032       1.169        16,414
                                                                          2009   0.854       1.032        23,018
                                                                          2008   1.305       0.854        23,018
                                                                          2007   1.275       1.305        23,018
                                                                          2006   1.193       1.275            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134       1.248            --
                                                                          2006   1.085       1.134            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.612       1.644       111,888
                                                                          2013   1.629       1.612       114,183
                                                                          2012   1.497       1.629       171,334
                                                                          2011   1.482       1.497       171,286
                                                                          2010   1.355       1.482       275,496
                                                                          2009   1.044       1.355       237,652
                                                                          2008   1.200       1.044       259,366
                                                                          2007   1.155       1.200       276,798
                                                                          2006   1.122       1.155       255,887
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.239       1.368            --
                                                                          2013   0.950       1.239            --
                                                                          2012   0.826       0.950         9,108
                                                                          2011   0.883       0.826         9,108
                                                                          2010   0.774       0.883         9,108
                                                                          2009   0.671       0.774         9,108
                                                                          2008   1.081       0.671        22,259
                                                                          2007   1.069       1.081        21,937
                                                                          2006   1.001       1.069        65,545
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.424       1.544           445
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.366       1.428            --
                                                                          2006   1.298       1.366        64,367
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.562       1.730         9,535

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.194       1.562        10,263
                                                                        2012   1.079       1.194        10,386
                                                                        2011   1.105       1.079        10,332
                                                                        2010   1.007       1.105        10,636
                                                                        2009   0.866       1.007        65,902
                                                                        2008   1.418       0.866        67,223
                                                                        2007   1.416       1.418        65,276
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.185       1.235           435
                                                                        2013   1.227       1.185           437
                                                                        2012   1.172       1.227           439
                                                                        2011   1.130       1.172           442
                                                                        2010   1.072       1.130           698
                                                                        2009   1.006       1.072        63,505
                                                                        2008   1.070       1.006        63,511
                                                                        2007   1.034       1.070        63,516
                                                                        2006   1.003       1.034         4,099
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.265       1.343            --
                                                                        2013   0.967       1.265            --
                                                                        2012   0.868       0.967            --
                                                                        2011   0.977       0.868            --
                                                                        2010   0.837       0.977            --
                                                                        2009   0.669       0.837            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.916       0.892        67,218
                                                                        2013   0.939       0.916       127,254
                                                                        2012   0.964       0.939           876
                                                                        2011   0.988       0.964           881
                                                                        2010   1.005       0.988           720
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.653       0.643            --
                                                                        2008   1.120       0.653            --
                                                                        2007   1.150       1.120            --
                                                                        2006   1.126       1.150            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.626       0.651            --
                                                                        2008   1.163       0.626         3,340
                                                                        2007   1.148       1.163         3,342
                                                                        2006   1.140       1.148         3,342
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.985       1.081            --
                                                                        2012   0.874       0.985            --
                                                                        2011   0.956       0.874            --
                                                                        2010   0.857       0.956            --
                                                                        2009   0.722       0.857            --
                                                                        2008   1.215       0.722         5,620
                                                                        2007   1.197       1.215         5,624
                                                                        2006   1.174       1.197         5,624
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.475       1.596            --
                                                                        2013   1.140       1.475            --
                                                                        2012   1.055       1.140            --
                                                                        2011   1.118       1.055            --
                                                                        2010   0.995       1.118            --
                                                                        2009   0.684       0.995            --
                                                                        2008   1.294       0.684            --
                                                                        2007   1.102       1.294            --
                                                                        2006   1.136       1.102            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.753       1.864            --
                                                                        2013   1.313       1.753            --
                                                                        2012   1.163       1.313            --
                                                                        2011   1.187       1.163            --
                                                                        2010   1.091       1.187            --
                                                                        2009   0.799       1.091            --
                                                                        2008   1.213       0.799            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.890       0.961            --
                                                                        2010   0.789       0.890        32,336
                                                                        2009   0.616       0.789        32,271
                                                                        2008   1.060       0.616        30,912
                                                                        2007   1.054       1.060        29,813
                                                                        2006   1.002       1.054        30,598
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.221       1.244            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.201       1.221            --
                                                                        2012   1.129       1.201            --
                                                                        2011   1.121       1.129            --
                                                                        2010   1.045       1.121            --
                                                                        2009   0.890       1.045            --
                                                                        2008   1.066       0.890            --
                                                                        2007   1.036       1.066            --
                                                                        2006   1.001       1.036            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.235       1.263            --
                                                                        2013   1.142       1.235            --
                                                                        2012   1.051       1.142            --
                                                                        2011   1.067       1.051            --
                                                                        2010   0.981       1.067            --
                                                                        2009   0.814       0.981            --
                                                                        2008   1.065       0.814            --
                                                                        2007   1.043       1.065            --
                                                                        2006   1.002       1.043            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.231       1.261            --
                                                                        2013   1.071       1.231            --
                                                                        2012   0.970       1.071            --
                                                                        2011   1.009       0.970            --
                                                                        2010   0.914       1.009            --
                                                                        2009   0.741       0.914            --
                                                                        2008   1.066       0.741            --
                                                                        2007   1.048       1.066            --
                                                                        2006   1.002       1.048       286,616
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.212       1.244       187,959
                                                                        2013   1.000       1.212       150,039
                                                                        2012   0.890       1.000       103,941
                                                                        2011   0.948       0.890       223,429
                                                                        2010   0.848       0.948       222,561
                                                                        2009   0.674       0.848       222,677
                                                                        2008   1.065       0.674       224,467
                                                                        2007   1.053       1.065       225,359
                                                                        2006   1.002       1.053       224,275
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.488       1.640            --
                                                                        2013   1.159       1.488            --
                                                                        2012   1.030       1.159            --
                                                                        2011   1.040       1.030            --
                                                                        2010   0.932       1.040            --
                                                                        2009   0.762       0.932            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.429       1.510       128,641
                                                                        2013   1.234       1.429       126,604
                                                                        2012   1.137       1.234       204,586
                                                                        2011   1.141       1.137       204,337
                                                                        2010   1.065       1.141       204,634
                                                                        2009   0.923       1.065       199,998
                                                                        2008   1.219       0.923       205,532
                                                                        2007   1.201       1.219       247,851
                                                                        2006   1.131       1.201       243,154
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.803       1.948            --
                                                                        2013   1.363       1.803        19,610
                                                                        2012   1.199       1.363        19,610
                                                                        2011   1.219       1.199        19,610
                                                                        2010   1.122       1.219        46,844
                                                                        2009   0.953       1.122       108,178
                                                                        2008   1.449       0.953       116,387
                                                                        2007   1.381       1.449       115,891
                                                                        2006   1.258       1.381        77,332
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.333       1.296            --
                                                                        2013   1.076       1.333            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.525       1.618            --

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.128
                                                                                           2012   0.975
                                                                                           2011   1.014
                                                                                           2010   0.891
                                                                                           2009   0.639
                                                                                           2008   1.130
                                                                                           2007   1.062
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.270
                                                                                           2013   1.292
                                                                                           2012   1.191
                                                                                           2011   1.183
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.306
                                                                                           2013   1.005
                                                                                           2012   0.916
                                                                                           2011   1.042
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.042
                                                                                           2006   1.061
                                                                                           2005   1.066
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.142
                                                                                           2008   1.118
                                                                                           2007   1.055
                                                                                           2006   1.042
                                                                                           2005   1.043
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.577
                                                                                           2006   1.266
                                                                                           2005   1.158
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.422
                                                                                           2006   1.243
                                                                                           2005   1.192
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.117
                                                                                           2005   1.053
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.121
                                                                                           2005   1.101
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.110
                                                                                           2005   1.047
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 2006   1.103
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.015
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 2006   1.049
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.081
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 2006   1.026
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.016
                                                                                           2005   1.028
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.227
                                                                                           2005   1.123
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 2006   1.077
                                                                                           2005   1.072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.099
                                                                                           2005   1.095
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.168
                                                                                           2005   1.125



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.525            --
                                                                                           1.128            --
                                                                                           0.975            --
                                                                                           1.014            --
                                                                                           0.891            --
                                                                                           0.639            --
                                                                                           1.130            --
                                                                                           1.062            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.304            --
                                                                                           1.270            --
                                                                                           1.292            --
                                                                                           1.191            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.405        57,833
                                                                                           1.306       100,459
                                                                                           1.005       210,181
                                                                                           0.916       207,310
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.059            --
                                                                                           1.042       354,078
                                                                                           1.061       298,845
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.176            --
                                                                                           1.142       338,553
                                                                                           1.118       384,569
                                                                                           1.055       374,764
                                                                                           1.042       357,897
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.702            --
                                                                                           1.577            --
                                                                                           1.266            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.514            --
                                                                                           1.422        15,345
                                                                                           1.243        19,791
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.185            --
                                                                                           1.117            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.174            --
                                                                                           1.121        18,454
 Travelers Large Cap Subaccount (11/99)................................................... 1.140            --
                                                                                           1.110            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)........................ 1.169            --
                                                                                           1.103        26,398
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.015            --
                                                                                           1.015            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).......................... 1.083            --
                                                                                           1.049            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.124            --
                                                                                           1.081       456,630
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)............. 1.043            --
                                                                                           1.026            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.003            --
                                                                                           1.016         4,104
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.298            --
                                                                                           1.227        79,209
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02).................................. 1.136            --
                                                                                           1.077            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.131            --
                                                                                           1.099       268,929
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.258            --
                                                                                           1.168        27,601

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (3/02)................ 2006   1.221       1.398            --
                                                                          2005   1.144       1.221            --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.128       1.193            --
                                                                          2005   1.092       1.128            --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)....................... 2006   1.034       1.085            --
                                                                          2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.114       1.122            --
                                                                          2005   1.103       1.114       159,981
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.091       1.135            --
                                                                          2005   1.097       1.091         2,635
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.109       1.272            --
                                                                          2005   1.000       1.109            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.263            --
                                                                          2005   1.000       1.104           728
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.088       1.126            --
                                                                          2005   1.035       1.088            --







                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.394       1.326            --
                                                                         2007   1.224       1.394        26,612
                                                                         2006   1.221       1.224        26,612
                                                                         2005   1.161       1.221        26,612
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.234       1.286            --
                                                                         2005   1.211       1.234            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.288       1.247            --
                                                                         2005   1.151       1.288            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.312       2.305       243,169
                                                                         2013   1.837       2.312       263,116
                                                                         2012   1.539       1.837       264,298
                                                                         2011   1.733       1.539       280,809
                                                                         2010   1.592       1.733       223,093
                                                                         2009   1.148       1.592       326,343
                                                                         2008   1.912       1.148       295,275
                                                                         2007   1.709       1.912       298,130
                                                                         2006   1.457       1.709       299,516
                                                                         2005   1.310       1.457       282,025
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.947       2.059       386,712
                                                                         2013   1.536       1.947       428,735
                                                                         2012   1.338       1.536       441,435
                                                                         2011   1.434       1.338       473,550
                                                                         2010   1.240       1.434       613,289
                                                                         2009   0.913       1.240       689,867
                                                                         2008   1.673       0.913       536,739
                                                                         2007   1.528       1.673       625,553
                                                                         2006   1.423       1.528       634,338
                                                                         2005   1.257       1.423       631,090
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.745       1.881       389,973

                               VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.342       1.745       447,392
                                                                              2012   1.172       1.342       460,708
                                                                              2011   1.226       1.172       525,605
                                                                              2010   1.129       1.226       542,645
                                                                              2009   0.883       1.129       584,339
                                                                              2008   1.458       0.883       503,075
                                                                              2007   1.425       1.458       579,568
                                                                              2006   1.269       1.425       614,144
                                                                              2005   1.231       1.269       622,504
Capital Appreciation Fund
 Capital Appreciation Fund (3/02)............................................ 2006   1.532       1.511            --
                                                                              2005   1.330       1.532            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (3/02)........................ 2006   1.525       1.971            --
                                                                              2005   1.460       1.525            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.282       1.389            --
                                                                              2005   1.194       1.282         8,434
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.279       1.421            --
                                                                              2005   1.192       1.279        80,769
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.101       2.288       183,673
                                                                              2013   1.644       2.101       188,465
                                                                              2012   1.451       1.644       189,459
                                                                              2011   1.529       1.451       194,287
                                                                              2010   1.340       1.529       202,647
                                                                              2009   1.014       1.340       117,917
                                                                              2008   1.814       1.014       216,999
                                                                              2007   1.584       1.814       156,414
                                                                              2006   1.457       1.584       170,454
                                                                              2005   1.280       1.457       172,795
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (3/02).................... 2014   2.647       2.735           471
                                                                              2013   2.000       2.647         1,977
                                                                              2012   1.792       2.000         2,057
                                                                              2011   2.063       1.792         2,144
                                                                              2010   1.646       2.063         2,265
                                                                              2009   1.209       1.646       124,864
                                                                              2008   2.055       1.209        26,485
                                                                              2007   1.829       2.055        16,354
                                                                              2006   1.670       1.829        65,237
                                                                              2005   1.452       1.670        65,314
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.445       1.473            --
                                                                              2013   1.302       1.445            --
                                                                              2012   1.186       1.302            --
                                                                              2011   1.189       1.186            --
                                                                              2010   1.083       1.189            --
                                                                              2009   0.820       1.083            --
                                                                              2008   1.196       0.820            --
                                                                              2007   1.183       1.196            --
                                                                              2006   1.027       1.183            --
                                                                              2005   1.000       1.027            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.318       1.521            --
                                                                              2005   1.224       1.318        52,376
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.990       2.084         6,029
                                                                              2013   1.478       1.990         6,680
                                                                              2012   1.369       1.478         7,433
                                                                              2011   1.476       1.369         8,333
                                                                              2010   1.187       1.476        10,856
                                                                              2009   0.849       1.187        14,745
                                                                              2008   1.515       0.849        15,876
                                                                              2007   1.398       1.515        15,876
                                                                              2006   1.320       1.398        15,876
                                                                              2005   1.293       1.320        20,154
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.978       2.700            --

                                  VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.373       2.978            --
                                                                                   2006   1.902       2.373            --
                                                                                   2005   1.531       1.902            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.906       1.650            --
                                                                                   2013   1.591       1.906         9,551
                                                                                   2012   1.381       1.591         9,551
                                                                                   2011   1.586       1.381         9,551
                                                                                   2010   1.501       1.586         7,396
                                                                                   2009   1.124       1.501        36,547
                                                                                   2008   1.936       1.124        37,000
                                                                                   2007   1.721       1.936         8,134
                                                                                   2006   1.454       1.721        22,958
                                                                                   2005   1.355       1.454        31,756
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.390       1.649            --
                                                                                   2005   1.310       1.390        13,531
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.529       2.766            --
                                                                                   2013   1.966       2.529            --
                                                                                   2012   1.725       1.966            --
                                                                                   2011   1.800       1.725            --
                                                                                   2010   1.472       1.800            --
                                                                                   2009   1.046       1.472        26,685
                                                                                   2008   1.912       1.046        32,443
                                                                                   2007   1.612       1.912         5,758
                                                                                   2006   1.460       1.612         5,758
                                                                                   2005   1.337       1.460         5,758
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.328       1.477            --
                                                                                   2005   1.310       1.328            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.248       1.324            --
                                                                                   2006   1.193       1.248            --
                                                                                   2005   1.152       1.193            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.980       1.035            --
                                                                                   2009   0.832       0.980        14,352
                                                                                   2008   1.456       0.832        15,364
                                                                                   2007   1.424       1.456        49,695
                                                                                   2006   1.269       1.424        82,455
                                                                                   2005   1.222       1.269        85,525
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.135       2.504        56,533
                                                                                   2013   1.483       2.135        57,238
                                                                                   2012   1.282       1.483        68,154
                                                                                   2011   1.284       1.282        69,135
                                                                                   2010   1.054       1.284        70,168
                                                                                   2009   0.804       1.054        93,299
                                                                                   2008   1.385       0.804        99,601
                                                                                   2007   1.400       1.385       138,064
                                                                                   2006   1.321       1.400       162,170
                                                                                   2005   1.214       1.321       160,262
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/99)........... 2014   1.644       1.648            --
                                                                                   2013   1.277       1.644        54,401
                                                                                   2012   1.140       1.277        65,753
                                                                                   2011   1.247       1.140        67,301
                                                                                   2010   1.098       1.247        68,870
                                                                                   2009   0.871       1.098        70,869
                                                                                   2008   1.410       0.871       144,412
                                                                                   2007   1.429       1.410       153,671
                                                                                   2006   1.256       1.429       137,556
                                                                                   2005   1.230       1.256       135,489
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.829       1.978        46,632

                                 VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.444       1.829        46,640
                                                                                  2012   1.278       1.444        46,649
                                                                                  2011   1.279       1.278        46,660
                                                                                  2010   1.165       1.279        81,988
                                                                                  2009   0.979       1.165        64,534
                                                                                  2008   1.422       0.979         5,072
                                                                                  2007   1.346       1.422        30,548
                                                                                  2006   1.203       1.346        30,558
                                                                                  2005   1.184       1.203        31,908
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.903       0.881            --
                                                                                  2008   1.314       0.903        67,222
                                                                                  2007   1.318       1.314        68,636
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.115       1.174            --
                                                                                  2010   1.016       1.115       390,648
                                                                                  2009   0.743       1.016       411,839
                                                                                  2008   1.319       0.743       520,354
                                                                                  2007   1.329       1.319       653,664
                                                                                  2006   1.200       1.329       667,648
                                                                                  2005   1.170       1.200       709,905
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.158       1.254            --
                                                                                  2010   1.062       1.158            --
                                                                                  2009   0.893       1.062            --
                                                                                  2008   1.283       0.893         3,298
                                                                                  2007   1.237       1.283         5,373
                                                                                  2006   1.077       1.237         5,373
                                                                                  2005   1.107       1.077        30,024
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.666       1.845            --
                                                                                  2013   1.358       1.666            --
                                                                                  2012   1.221       1.358            --
                                                                                  2011   1.250       1.221            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.475       1.631        54,882
                                                                                  2013   1.204       1.475       116,997
                                                                                  2012   1.084       1.204       170,549
                                                                                  2011   1.032       1.084       179,324
                                                                                  2010   0.945       1.032       205,680
                                                                                  2009   0.791       0.945       210,062
                                                                                  2008   1.248       0.791       216,854
                                                                                  2007   1.216       1.248       589,996
                                                                                  2006   1.130       1.216       789,181
                                                                                  2005   1.112       1.130     1,027,957
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.690       1.877         1,886
                                                                                  2013   1.258       1.690         1,891
                                                                                  2012   1.073       1.258         1,895
                                                                                  2011   1.109       1.073         1,901
                                                                                  2010   1.036       1.109         1,908
                                                                                  2009   0.747       1.036        24,688
                                                                                  2008   1.222       0.747        24,695
                                                                                  2007   1.192       1.222        24,702
                                                                                  2006   1.169       1.192        24,707
                                                                                  2005   1.140       1.169        24,714
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.810       1.971        14,096
                                                                                  2013   1.404       1.810        14,096
                                                                                  2012   1.237       1.404        14,096
                                                                                  2011   1.209       1.237        14,096
                                                                                  2010   1.134       1.209        15,756
                                                                                  2009   0.935       1.134        17,623
                                                                                  2008   1.490       0.935        25,886
                                                                                  2007   1.472       1.490        33,858
                                                                                  2006   1.278       1.472        34,027
                                                                                  2005   1.231       1.278        34,030
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.201       2.318        60,163

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.644       2.201        60,165
                                                                                      2012   1.432       1.644         1,911
                                                                                      2011   1.529       1.432         1,915
                                                                                      2010   1.281       1.529         6,198
                                                                                      2009   0.967       1.281         1,922
                                                                                      2008   1.533       0.967         1,926
                                                                                      2007   1.468       1.533         1,929
                                                                                      2006   1.313       1.468         1,933
                                                                                      2005   1.244       1.313         6,430
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.689       2.727        11,636
                                                                                      2013   1.877       2.689        12,199
                                                                                      2012   1.613       1.877        12,808
                                                                                      2011   1.633       1.613        12,808
                                                                                      2010   1.339       1.633        12,808
                                                                                      2009   0.962       1.339        12,808
                                                                                      2008   1.666       0.962        12,808
                                                                                      2007   1.554       1.666        12,808
                                                                                      2006   1.415       1.554        12,808
                                                                                      2005   1.384       1.415        12,808
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.859       0.833            --
                                                                                      2008   1.410       0.859        34,123
                                                                                      2007   1.380       1.410        51,981
                                                                                      2006   1.230       1.380        55,755
                                                                                      2005   1.211       1.230        56,132
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.286       1.299            --
                                                                                      2006   1.175       1.286        68,659
                                                                                      2005   1.165       1.175        23,449
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.917       0.903            --
                                                                                      2010   0.861       0.917            --
                                                                                      2009   0.753       0.861            --
                                                                                      2008   0.981       0.753            --
                                                                                      2007   0.993       0.981        22,377
                                                                                      2006   0.979       0.993        42,139
                                                                                      2005   0.982       0.979        46,552
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.190       1.209            --
                                                                                      2010   1.095       1.190        17,339
                                                                                      2009   0.942       1.095        17,342
                                                                                      2008   1.119       0.942        18,875
                                                                                      2007   1.126       1.119        19,841
                                                                                      2006   1.097       1.126        19,843
                                                                                      2005   1.097       1.097        20,117
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.840       1.787        29,310
                                                                                      2013   1.729       1.840        29,310
                                                                                      2012   1.506       1.729        29,310
                                                                                      2011   1.509       1.506        29,310
                                                                                      2010   1.328       1.509        29,310
                                                                                      2009   0.852       1.328        29,310
                                                                                      2008   1.250       0.852        33,555
                                                                                      2007   1.279       1.250        59,443
                                                                                      2006   1.183       1.279        68,783
                                                                                      2005   1.183       1.183        79,690
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   0.994       0.985            --
                                                                                      2009   1.018       0.994       109,621
                                                                                      2008   1.018       1.018       149,816
                                                                                      2007   0.996       1.018       454,296
                                                                                      2006   0.977       0.996        15,394
                                                                                      2005   0.975       0.977        16,921
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.438       1.503            --
                                                                                      2006   1.249       1.438        17,056
                                                                                      2005   1.232       1.249        51,513
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.560       1.660            --
                                                                                      2006   1.419       1.560         3,347
                                                                                      2005   1.388       1.419         3,347
Lord Abbett Series Fund, Inc.

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.436       1.488            --
                                                                          2006   1.257       1.436       278,027
                                                                          2005   1.249       1.257       300,534
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.608       1.766            --
                                                                          2006   1.470       1.608       119,336
                                                                          2005   1.394       1.470       124,386
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.981       1.086            --
                                                                          2013   0.970       0.981            --
                                                                          2012   0.789       0.970            --
                                                                          2011   0.854       0.789            --
                                                                          2010   0.754       0.854            --
                                                                          2009   0.573       0.754            --
                                                                          2008   1.006       0.573            --
                                                                          2007   1.212       1.006            --
                                                                          2006   1.003       1.212            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.246       2.332            --
                                                                          2013   1.786       2.246            --
                                                                          2012   1.492       1.786            --
                                                                          2011   1.652       1.492         7,770
                                                                          2010   1.546       1.652        88,870
                                                                          2009   1.108       1.546         7,770
                                                                          2008   1.956       1.108            --
                                                                          2007   1.539       1.956            --
                                                                          2006   1.511       1.539            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.325       2.598            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.257       2.078        39,760
                                                                          2013   1.771       2.257        43,314
                                                                          2012   1.404       1.771        10,785
                                                                          2011   1.675       1.404        11,885
                                                                          2010   1.474       1.675        13,053
                                                                          2009   0.973       1.474       141,759
                                                                          2008   1.684       0.973       168,210
                                                                          2007   1.744       1.684        98,803
                                                                          2006   1.593       1.744        98,803
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.249       1.335            --
                                                                          2013   0.984       1.249        14,185
                                                                          2012   0.881       0.984        14,185
                                                                          2011   0.939       0.881        14,185
                                                                          2010   0.767       0.939        13,348
                                                                          2009   0.622       0.767        32,720
                                                                          2008   1.043       0.622        32,720
                                                                          2007   1.065       1.043        39,039
                                                                          2006   1.002       1.065            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.003       2.112            --
                                                                          2013   1.463       2.003            --
                                                                          2012   1.267       1.463            --
                                                                          2011   1.312       1.267            --
                                                                          2010   1.064       1.312         5,208
                                                                          2009   0.814       1.064            --
                                                                          2008   1.361       0.814         1,091
                                                                          2007   1.254       1.361         1,778
                                                                          2006   1.272       1.254         1,778
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.762       1.797            --
                                                                          2013   1.357       1.762            --
                                                                          2012   1.205       1.357            --
                                                                          2011   1.376       1.205            --
                                                                          2010   1.181       1.376            --
                                                                          2009   0.939       1.181            --
                                                                          2008   1.289       0.939            --
                                                                          2007   1.336       1.289            --
                                                                          2006   1.262       1.336            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.791       0.750            --
                                                                          2008   1.416       0.791           781
                                                                          2007   1.299       1.416           783
                                                                          2006   1.324       1.299           785
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.235       1.235            --

                                VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.166       1.235            --
                                                                               2012   0.979       1.166            --
                                                                               2011   1.079       0.979            --
                                                                               2010   1.038       1.079            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.166       1.193            --
                                                                               2013   0.924       1.166            --
                                                                               2012   0.812       0.924            --
                                                                               2011   0.956       0.812            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.250       1.239         2,791
                                                                               2013   0.968       1.250         2,797
                                                                               2012   0.843       0.968         2,804
                                                                               2011   0.950       0.843         2,812
                                                                               2010   0.813       0.950         2,861
                                                                               2009   0.660       0.813       119,958
                                                                               2008   0.965       0.660       157,314
                                                                               2007   1.022       0.965       122,538
                                                                               2006   1.003       1.022       114,470
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.073       1.888            --
                                                                               2013   2.239       2.073         2,499
                                                                               2012   1.933       2.239         2,629
                                                                               2011   2.440       1.933         9,422
                                                                               2010   2.025       2.440         9,584
                                                                               2009   1.230       2.025        26,770
                                                                               2008   2.704       1.230        20,117
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.824       1.654            --
                                                                               2013   1.570       1.824            --
                                                                               2012   1.381       1.570            --
                                                                               2011   1.587       1.381            --
                                                                               2010   1.462       1.587            --
                                                                               2009   1.141       1.462            --
                                                                               2008   2.031       1.141            --
                                                                               2007   1.947       2.031            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   0.985       1.064            --
                                                                               2012   0.961       0.985       259,652
                                                                               2011   1.041       0.961       259,652
                                                                               2010   0.869       1.041       138,740
                                                                               2009   0.652       0.869            --
                                                                               2008   1.085       0.652            --
                                                                               2007   1.233       1.085            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06)................... 2014   1.257       1.251            --
                                                                               2013   1.015       1.257        39,044
                                                                               2012   0.860       1.015        39,044
                                                                               2011   0.963       0.860        39,044
                                                                               2010   0.853       0.963        32,218
                                                                               2009   0.626       0.853        32,218
                                                                               2008   1.081       0.626        32,218
                                                                               2007   1.044       1.081        32,218
                                                                               2006   0.996       1.044        32,218
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.315       1.322            --
                                                                               2013   1.483       1.315        32,000
                                                                               2012   1.392       1.483        32,000
                                                                               2011   1.282       1.392        49,845
                                                                               2010   1.218       1.282        42,623
                                                                               2009   1.056       1.218        42,623
                                                                               2008   1.161       1.056        24,778
                                                                               2007   1.104       1.161        24,778
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.407       1.428         5,193
                                                                               2013   1.472       1.407        65,878
                                                                               2012   1.383       1.472        67,708
                                                                               2011   1.375       1.383        67,881
                                                                               2010   1.305       1.375        44,213
                                                                               2009   1.179       1.305        67,116
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.689       1.829            --

                             VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.302       1.689            --
                                                                          2012   1.209       1.302            --
                                                                          2011   1.300       1.209            --
                                                                          2010   1.148       1.300            --
                                                                          2009   0.951       1.148        79,170
                                                                          2008   1.453       0.951         2,093
                                                                          2007   1.421       1.453         3,409
                                                                          2006   1.330       1.421        18,035
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134       1.247            --
                                                                          2006   1.084       1.134            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.582       1.612            --
                                                                          2013   1.599       1.582            --
                                                                          2012   1.471       1.599            --
                                                                          2011   1.456       1.471            --
                                                                          2010   1.332       1.456            --
                                                                          2009   1.028       1.332            --
                                                                          2008   1.182       1.028            --
                                                                          2007   1.137       1.182        12,995
                                                                          2006   1.105       1.137        12,995
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.234       1.362        71,493
                                                                          2013   0.947       1.234       113,030
                                                                          2012   0.824       0.947       115,247
                                                                          2011   0.881       0.824       165,258
                                                                          2010   0.773       0.881       170,765
                                                                          2009   0.670       0.773       173,128
                                                                          2008   1.080       0.670       423,165
                                                                          2007   1.069       1.080       441,380
                                                                          2006   1.001       1.069        73,140
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.650       1.788        53,247
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.492       1.560            --
                                                                          2006   1.419       1.492            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.700       1.882            --
                                                                          2013   1.300       1.700            --
                                                                          2012   1.176       1.300            --
                                                                          2011   1.204       1.176            --
                                                                          2010   1.098       1.204            --
                                                                          2009   0.945       1.098            --
                                                                          2008   1.548       0.945            --
                                                                          2007   1.547       1.548            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.181       1.231        27,382
                                                                          2013   1.224       1.181        31,157
                                                                          2012   1.170       1.224        27,031
                                                                          2011   1.128       1.170        26,462
                                                                          2010   1.070       1.128        21,872
                                                                          2009   1.005       1.070        16,055
                                                                          2008   1.070       1.005         2,680
                                                                          2007   1.035       1.070        74,783
                                                                          2006   1.004       1.035        80,679
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.399       1.485           796
                                                                          2013   1.070       1.399           798
                                                                          2012   0.960       1.070           800
                                                                          2011   1.083       0.960           802
                                                                          2010   0.927       1.083           805
                                                                          2009   0.741       0.927           808
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.895       0.873        69,611
                                                                          2013   0.919       0.895        69,648
                                                                          2012   0.943       0.919        69,685
                                                                          2011   0.968       0.943        75,141
                                                                          2010   0.985       0.968        96,122
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.717       0.707            --
                                                                          2008   1.231       0.717        19,499
                                                                          2007   1.265       1.231        54,319
                                                                          2006   1.239       1.265        54,319
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.694       0.722            --

                            VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.290       0.694        46,249
                                                                       2007   1.274       1.290            --
                                                                       2006   1.266       1.274            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.078       1.183            --
                                                                       2012   0.957       1.078            --
                                                                       2011   1.047       0.957            --
                                                                       2010   0.939       1.047            --
                                                                       2009   0.792       0.939            --
                                                                       2008   1.333       0.792         5,023
                                                                       2007   1.314       1.333        12,406
                                                                       2006   1.290       1.314        16,135
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.719       1.860         1,313
                                                                       2013   1.330       1.719         1,314
                                                                       2012   1.232       1.330         1,316
                                                                       2011   1.305       1.232         1,319
                                                                       2010   1.163       1.305         1,321
                                                                       2009   0.800       1.163         1,324
                                                                       2008   1.513       0.800         1,327
                                                                       2007   1.290       1.513         8,908
                                                                       2006   1.330       1.290         8,910
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.916       2.035        19,418
                                                                       2013   1.435       1.916        20,751
                                                                       2012   1.272       1.435        22,246
                                                                       2011   1.299       1.272        23,230
                                                                       2010   1.194       1.299        24,260
                                                                       2009   0.876       1.194        25,373
                                                                       2008   1.329       0.876        26,612
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.888       0.959            --
                                                                       2010   0.788       0.888            --
                                                                       2009   0.615       0.788            --
                                                                       2008   1.060       0.615            --
                                                                       2007   1.053       1.060            --
                                                                       2006   1.002       1.053            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.217       1.238            --
                                                                       2013   1.197       1.217            --
                                                                       2012   1.126       1.197            --
                                                                       2011   1.119       1.126            --
                                                                       2010   1.043       1.119            --
                                                                       2009   0.889       1.043            --
                                                                       2008   1.065       0.889            --
                                                                       2007   1.036       1.065            --
                                                                       2006   1.001       1.036            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.230       1.257            --
                                                                       2013   1.138       1.230            --
                                                                       2012   1.048       1.138            --
                                                                       2011   1.064       1.048            --
                                                                       2010   0.980       1.064            --
                                                                       2009   0.813       0.980            --
                                                                       2008   1.064       0.813            --
                                                                       2007   1.042       1.064            --
                                                                       2006   1.002       1.042            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.227       1.255            --
                                                                       2013   1.067       1.227            --
                                                                       2012   0.967       1.067            --
                                                                       2011   1.006       0.967            --
                                                                       2010   0.913       1.006            --
                                                                       2009   0.740       0.913            --
                                                                       2008   1.065       0.740            --
                                                                       2007   1.047       1.065            --
                                                                       2006   1.002       1.047            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.208       1.238       117,110

                           VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.997
                                                                                           2012   0.887
                                                                                           2011   0.946
                                                                                           2010   0.846
                                                                                           2009   0.673
                                                                                           2008   1.065
                                                                                           2007   1.052
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.679
                                                                                           2013   1.308
                                                                                           2012   1.163
                                                                                           2011   1.175
                                                                                           2010   1.053
                                                                                           2009   0.862
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.519
                                                                                           2013   1.313
                                                                                           2012   1.210
                                                                                           2011   1.215
                                                                                           2010   1.135
                                                                                           2009   0.984
                                                                                           2008   1.300
                                                                                           2007   1.281
                                                                                           2006   1.207
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.776
                                                                                           2013   1.343
                                                                                           2012   1.182
                                                                                           2011   1.203
                                                                                           2010   1.108
                                                                                           2009   0.941
                                                                                           2008   1.432
                                                                                           2007   1.365
                                                                                           2006   1.244
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.327
                                                                                           2013   1.072
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.520
                                                                                           2013   1.124
                                                                                           2012   0.972
                                                                                           2011   1.011
                                                                                           2010   0.889
                                                                                           2009   0.638
                                                                                           2008   1.129
                                                                                           2007   1.062
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.298
                                                                                           2013   1.321
                                                                                           2012   1.219
                                                                                           2011   1.210
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.467
                                                                                           2013   1.129
                                                                                           2012   1.029
                                                                                           2011   1.171
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.081
                                                                                           2006   1.102
                                                                                           2005   1.107
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.142
                                                                                           2008   1.118
                                                                                           2007   1.055
                                                                                           2006   1.043
                                                                                           2005   1.045
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.814
                                                                                           2006   1.458
                                                                                           2005   1.334
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.809



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.208       117,110
                                                                                           0.997       117,110
                                                                                           0.887            --
                                                                                           0.946            --
                                                                                           0.846            --
                                                                                           0.673         1,929
                                                                                           1.065         3,143
                                                                                           1.052         3,143
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.850            --
                                                                                           1.679            --
                                                                                           1.308            --
                                                                                           1.163            --
                                                                                           1.175            --
                                                                                           1.053        23,587
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.605       105,569
                                                                                           1.519       122,897
                                                                                           1.313       126,392
                                                                                           1.210       128,068
                                                                                           1.215       143,281
                                                                                           1.135       169,949
                                                                                           0.984       172,321
                                                                                           1.300       229,849
                                                                                           1.281       229,884
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 1.918            --
                                                                                           1.776            --
                                                                                           1.343            --
                                                                                           1.182            --
                                                                                           1.203            --
                                                                                           1.108            --
                                                                                           0.941            --
                                                                                           1.432            --
                                                                                           1.365            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.289       100,342
                                                                                           1.327       100,342
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.611            --
                                                                                           1.520            --
                                                                                           1.124            --
                                                                                           0.972            --
                                                                                           1.011            --
                                                                                           0.889            --
                                                                                           0.638            --
                                                                                           1.129            --
                                                                                           1.062            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.332           810
                                                                                           1.298        22,147
                                                                                           1.321        22,149
                                                                                           1.219        22,152
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.577       166,388
                                                                                           1.467       300,705
                                                                                           1.129       319,348
                                                                                           1.029       350,790
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.099            --
                                                                                           1.081        24,778
                                                                                           1.102        24,778
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.176            --
                                                                                           1.142        76,399
                                                                                           1.118       143,519
                                                                                           1.055       150,585
                                                                                           1.043       183,492
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.958            --
                                                                                           1.814            --
                                                                                           1.458            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.925            --

                                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2006   1.582       1.809       103,489
                                                                                     2005   1.517       1.582        48,165
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.247       1.324            --
                                                                                     2005   1.177       1.247           788
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.232       1.290            --
                                                                                     2005   1.210       1.232        17,027
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.232       1.266            --
                                                                                     2005   1.164       1.232            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.103       1.169            --
                                                                                     2005   1.000       1.103            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.014       1.015            --
                                                                                     2005   1.000       1.014            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.048       1.082            --
                                                                                     2005   1.000       1.048            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.081       1.124            --
                                                                                     2005   1.000       1.081         3,105
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (6/05)....... 2006   1.026       1.042            --
                                                                                     2005   1.000       1.026            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.017       1.004            --
                                                                                     2005   1.029       1.017        82,749
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.341       1.419            --
                                                                                     2005   1.228       1.341            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (3/02)............................ 2006   1.261       1.330            --
                                                                                     2005   1.256       1.261         8,919
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.173       1.207            --
                                                                                     2005   1.169       1.173       247,382
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.155       1.244            --
                                                                                     2005   1.113       1.155            --
 Travelers Mondrian International Stock Subaccount (3/02)........................... 2006   1.392       1.593            --
                                                                                     2005   1.304       1.392        98,803
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.258       1.330            --
                                                                                     2005   1.218       1.258        19,943
 Travelers Pioneer Mid Cap Value Subaccount (6/05).................................. 2006   1.034       1.084            --
                                                                                     2005   1.000       1.034            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.098       1.105            --
                                                                                     2005   1.087       1.098        12,995
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.190       1.238            --
                                                                                     2005   1.197       1.190            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.108       1.272            --
                                                                                     2005   1.000       1.108         1,971
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104       1.262            --
                                                                                     2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.197       1.239            --
                                                                                     2005   1.140       1.197        54,319



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Flex
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   1.190       1.266           --
                                                                                   2006   1.144       1.190           --
                                                                                   2005   1.075       1.144           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.423       1.404           --
                                                                                   2007   1.328       1.423           --
                                                                                   2006   1.221       1.328           --
                                                                                   2005   1.161       1.221           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.757       1.872           --
                                                                                   2013   1.382       1.757           --
                                                                                   2012   1.260       1.382           --
                                                                                   2011   1.212       1.260           --
                                                                                   2010   1.025       1.212           --
                                                                                   2009   0.891       1.025           --
                                                                                   2008   1.247       0.891           --
                                                                                   2007   1.308       1.247           --
                                                                                   2006   1.139       1.308           --
                                                                                   2005   1.124       1.139           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.314       2.438           --
                                                                                   2013   1.709       2.314           --
                                                                                   2012   1.573       1.709           --
                                                                                   2011   1.686       1.573           --
                                                                                   2010   1.348       1.686        3,157
                                                                                   2009   0.958       1.348        3,160
                                                                                   2008   1.699       0.958        3,164
                                                                                   2007   1.558       1.699        8,785
                                                                                   2006   1.463       1.558        8,788
                                                                                   2005   1.424       1.463        8,791
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.211       1.926       40,678
                                                                                   2013   1.834       2.211       45,180
                                                                                   2012   1.583       1.834       48,377
                                                                                   2011   1.807       1.583       58,303
                                                                                   2010   1.700       1.807       57,454
                                                                                   2009   1.266       1.700       63,644
                                                                                   2008   2.166       1.266       64,175
                                                                                   2007   1.914       2.166       61,496
                                                                                   2006   1.608       1.914       83,242
                                                                                   2005   1.489       1.608       77,170
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.034       2.393           --
                                                                                   2013   1.408       2.034           --
                                                                                   2012   1.213       1.408           --
                                                                                   2011   1.211       1.213           --
                                                                                   2010   0.991       1.211           --
                                                                                   2009   0.753       0.991           --
                                                                                   2008   1.293       0.753           --
                                                                                   2007   1.346       1.293           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.965       1.973           --
                                                                                   2013   1.517       1.965       13,116
                                                                                   2012   1.346       1.517       14,420
                                                                                   2011   1.464       1.346       14,446
                                                                                   2010   1.281       1.464       30,559
                                                                                   2009   1.010       1.281       34,946
                                                                                   2008   1.625       1.010       42,529
                                                                                   2007   1.701       1.625       47,305
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.687       1.876       23,255

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.369       1.687        23,271
                                                                               2012   1.225       1.369        23,678
                                                                               2011   1.160       1.225        23,711
                                                                               2010   1.055       1.160        23,748
                                                                               2009   0.878       1.055        39,167
                                                                               2008   1.377       0.878        55,768
                                                                               2007   1.376       1.377       145,958
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 2007   1.232       1.289            --
                                                                               2006   1.066       1.232            --
                                                                               2005   1.000       1.066            --
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 2007   1.226       1.259            --
                                                                               2006   1.114       1.226            --
                                                                               2005   1.104       1.114            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 2007   1.314       1.358            --
                                                                               2006   1.211       1.314            --
                                                                               2005   1.126       1.211            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.626       1.646            --
                                                                               2013   1.517       1.626            --
                                                                               2012   1.328       1.517            --
                                                                               2011   1.324       1.328            --
                                                                               2010   1.256       1.324            --
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   2.122       2.251            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.731       0.693            --
                                                                               2008   1.302       0.731            --
                                                                               2007   1.251       1.302            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   2.435       2.308        21,463
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879            --
                                                                               2013   1.762       2.060            --
                                                                               2012   1.541       1.762            --
                                                                               2011   1.760       1.541            --
                                                                               2010   1.612       1.760            --
                                                                               2009   1.250       1.612            --
                                                                               2008   2.213       1.250            --
                                                                               2007   2.113       2.213            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.031       1.116            --
                                                                               2012   0.999       1.031            --
                                                                               2011   1.076       0.999            --
                                                                               2010   0.894       1.076            --
                                                                               2009   0.667       0.894            --
                                                                               2008   1.058       0.667            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.871       0.978            --
                                                                               2011   0.901       0.871            --
                                                                               2010   0.840       0.901            --
                                                                               2009   0.597       0.840            --
                                                                               2008   1.126       0.597            --
                                                                               2007   1.005       1.126            --
                                                                               2006   1.000       1.005            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 2014   1.317       1.319            --
                                                                               2013   1.057       1.317            --
                                                                               2012   0.890       1.057            --
                                                                               2011   0.992       0.890            --
                                                                               2010   0.873       0.992            --
                                                                               2009   0.637       0.873            --
                                                                               2008   1.093       0.637            --
                                                                               2007   1.049       1.093            --
                                                                               2006   0.996       1.049            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.522       1.554        77,836
                                                                               2013   1.583       1.522       137,473
                                                                               2012   1.478       1.583       135,830
                                                                               2011   1.489       1.478       257,831
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.637       1.780            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   1.258       1.637           --
                                                                                2012   1.163       1.258           --
                                                                                2011   1.326       1.163           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2014   1.625       1.663           --
                                                                                2013   1.635       1.625           --
                                                                                2012   1.496       1.635           --
                                                                                2011   1.476       1.496           --
                                                                                2010   1.344       1.476           --
                                                                                2009   1.102       1.344           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2014   1.975       2.149        8,930
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2014   1.374       1.464           --
                                                                                2013   1.045       1.374           --
                                                                                2012   0.934       1.045           --
                                                                                2011   1.048       0.934           --
                                                                                2010   0.894       1.048           --
                                                                                2009   0.713       0.894           --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 2014   0.956       0.937           --
                                                                                2013   0.975       0.956           --
                                                                                2012   0.995       0.975           --
                                                                                2011   1.015       0.995           --
                                                                                2010   1.035       1.015           --
                                                                                2009   1.052       1.035           --
                                                                                2008   1.043       1.052           --
                                                                                2007   1.013       1.043           --
                                                                                2006   0.993       1.013           --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.252       1.335           --
                                                                                2013   0.934       1.252           --
                                                                                2012   0.970       0.934           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.282       1.323       80,600
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.257       1.304       66,499
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2014   1.179       1.252           --
                                                                                2013   1.013       1.179           --
                                                                                2012   0.929       1.013           --
                                                                                2011   0.928       0.929           --
                                                                                2010   0.862       0.928           --
                                                                                2009   0.743       0.862           --
                                                                                2008   0.977       0.743           --
                                                                                2007   0.996       0.977           --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2014   1.361       1.477           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.398       1.366           --
                                                                                2013   1.124       1.398           --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   0.986       0.993           --
                                                                                2005   0.978       0.986           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.130       1.180           --
                                                                                2005   1.100       1.130           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.407       1.530           --
                                                                                2005   1.259       1.407           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.021       1.056           --
                                                                                2006   1.010       1.021           --
                                                                                2005   1.012       1.010           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.990       1.109           --
                                                                                2005   0.998       0.990           --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.077       1.141           --
                                                                                2005   1.059       1.077           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.301       1.328           --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.219       1.301    --
                                                                                2009   1.060       1.219    --
                                                                                2008   1.091       1.060    --
                                                                                2007   1.079       1.091    --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.362       1.356    --
                                                                                2013   1.081       1.362    --
                                                                                2012   0.997       1.081    --
                                                                                2011   1.056       0.997    --
                                                                                2010   0.986       1.056    --
                                                                                2009   0.869       0.986    --
                                                                                2008   1.315       0.869    --
                                                                                2007   1.261       1.315    --
                                                                                2006   1.098       1.261    --
                                                                                2005   1.000       1.098    --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.168       1.281    --
                                                                                2006   0.999       1.168    --
                                                                                2005   1.000       0.999    --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.340       1.695    --
                                                                                2005   1.268       1.340    --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.244       1.329    --
                                                                                2010   1.097       1.244    --
                                                                                2009   0.896       1.097    --
                                                                                2008   1.393       0.896    --
                                                                                2007   1.356       1.393    --
                                                                                2006   1.189       1.356    --
                                                                                2005   1.145       1.189    --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.739       0.736    --
                                                                                2008   1.147       0.739    --
                                                                                2007   1.146       1.147    --
                                                                                2006   1.044       1.146    --
                                                                                2005   1.000       1.044    --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.172       1.255    --
                                                                                2009   0.747       1.172    --
                                                                                2008   1.185       0.747    --
                                                                                2007   1.145       1.185    --
                                                                                2006   1.079       1.145    --
                                                                                2005   1.082       1.079    --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.740       0.708    --
                                                                                2008   1.255       0.740    --
                                                                                2007   1.217       1.255    --
                                                                                2006   1.085       1.217    --
                                                                                2005   1.000       1.085    --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.610       0.642    --
                                                                                2008   1.222       0.610    --
                                                                                2007   1.160       1.222    --
                                                                                2006   1.086       1.160    --
                                                                                2005   1.073       1.086    --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.027       0.937    --
                                                                                2008   1.910       1.027    --
                                                                                2007   1.721       1.910    --
                                                                                2006   1.432       1.721    --
                                                                                2005   1.268       1.432    --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.747       0.768    --
                                                                                2008   1.236       0.747    --
                                                                                2007   1.166       1.236    --
                                                                                2006   1.157       1.166    --
                                                                                2005   1.092       1.157    --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)............. 2007   1.159       1.366    --
                                                                                2006   1.097       1.159    --
                                                                                2005   1.070       1.097    --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)..................... 2009   0.839       0.800    --
                                                                                2008   1.383       0.839    --
                                                                                2007   1.521       1.383    --
                                                                                2006   1.359       1.521    --
                                                                                2005   1.248       1.359    --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.148       1.217    --
                                                                              2005   1.152       1.148    --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.039       1.098    --
                                                                              2008   1.201       1.039    --
                                                                              2007   1.154       1.201    --
                                                                              2006   1.108       1.154    --
                                                                              2005   1.103       1.108    --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.341       1.338    --
                                                                              2006   1.189       1.341    --
                                                                              2005   1.159       1.189    --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   2.032       1.998    --
                                                                              2013   2.119       2.032    --
                                                                              2012   1.937       2.119    --
                                                                              2011   2.586       1.937    --
                                                                              2010   2.282       2.586    --
                                                                              2009   1.338       2.282    --
                                                                              2008   3.274       1.338    --
                                                                              2007   2.345       3.274    --
                                                                              2006   1.765       2.345    --
                                                                              2005   1.309       1.765    --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.852       1.890    --
                                                                              2013   1.466       1.852    --
                                                                              2012   1.361       1.466    --
                                                                              2011   1.312       1.361    --
                                                                              2010   1.123       1.312    --
                                                                              2009   1.006       1.123    --
                                                                              2008   1.476       1.006    --
                                                                              2007   1.498       1.476    --
                                                                              2006   1.251       1.498    --
                                                                              2005   1.210       1.251    --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.385       1.400    --
                                                                              2013   1.184       1.385    --
                                                                              2012   1.080       1.184    --
                                                                              2011   1.139       1.080    --
                                                                              2010   1.013       1.139    --
                                                                              2009   0.779       1.013    --
                                                                              2008   1.224       0.779    --
                                                                              2007   1.181       1.224    --
                                                                              2006   1.069       1.181    --
                                                                              2005   1.000       1.069    --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.368       1.384    --
                                                                              2013   1.201       1.368    --
                                                                              2012   1.098       1.201    --
                                                                              2011   1.144       1.098    --
                                                                              2010   1.024       1.144    --
                                                                              2009   0.795       1.024    --
                                                                              2008   1.177       0.795    --
                                                                              2007   1.137       1.177    --
                                                                              2006   1.048       1.137    --
                                                                              2005   1.000       1.048    --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2014   1.808       2.035    --
                                                                              2013   1.389       1.808    --
                                                                              2012   1.279       1.389    --
                                                                              2011   1.386       1.279    --
                                                                              2010   1.199       1.386    --
                                                                              2009   0.977       1.199    --
                                                                              2008   1.505       0.977    --
                                                                              2007   1.457       1.505    --
                                                                              2006   1.324       1.457    --
                                                                              2005   1.255       1.324    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)................ 2014   1.979       2.533    --

PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   1.988       1.979    --
                 2012   1.748       1.988    --
                 2011   1.624       1.748    --
                 2010   1.289       1.624    --
                 2009   1.000       1.289    --
                 2008   1.655       1.000    --
                 2007   2.087       1.655    --
                 2006   1.560       2.087    --
                 2005   1.385       1.560    --







                                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   1.188       1.264            --
                                                                                   2006   1.143       1.188        40,647
                                                                                   2005   1.075       1.143        43,562
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.420       1.401            --
                                                                                   2007   1.326       1.420         2,326
                                                                                   2006   1.220       1.326         2,277
                                                                                   2005   1.161       1.220           998
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.748       1.862        35,689
                                                                                   2013   1.376       1.748        72,314
                                                                                   2012   1.254       1.376        72,219
                                                                                   2011   1.208       1.254        78,614
                                                                                   2010   1.022       1.208        79,873
                                                                                   2009   0.889       1.022        81,030
                                                                                   2008   1.245       0.889       103,047
                                                                                   2007   1.306       1.245       138,639
                                                                                   2006   1.138       1.306       140,002
                                                                                   2005   1.123       1.138       203,847
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.036       2.144        15,410
                                                                                   2013   1.505       2.036        15,461
                                                                                   2012   1.386       1.505        15,669
                                                                                   2011   1.486       1.386        31,053
                                                                                   2010   1.188       1.486        44,417
                                                                                   2009   0.845       1.188        93,891
                                                                                   2008   1.500       0.845       148,857
                                                                                   2007   1.376       1.500       239,163
                                                                                   2006   1.292       1.376       189,938
                                                                                   2005   1.259       1.292       139,790
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.011       1.751       128,390
                                                                                   2013   1.669       2.011       129,058
                                                                                   2012   1.441       1.669       136,067
                                                                                   2011   1.646       1.441       145,563
                                                                                   2010   1.550       1.646       173,729
                                                                                   2009   1.154       1.550       461,577
                                                                                   2008   1.976       1.154       676,353
                                                                                   2007   1.747       1.976       729,839
                                                                                   2006   1.469       1.747       853,741
                                                                                   2005   1.361       1.469       908,858
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.023       2.380        30,574
                                                                                   2013   1.401       2.023        35,145
                                                                                   2012   1.208       1.401        37,432
                                                                                   2011   1.207       1.208        44,991
                                                                                   2010   0.987       1.207        47,131
                                                                                   2009   0.751       0.987        48,316
                                                                                   2008   1.290       0.751        56,796
                                                                                   2007   1.344       1.290        43,853
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.829       1.836            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.412       1.829       443,920
                                                                               2012   1.254       1.412       590,256
                                                                               2011   1.364       1.254       690,899
                                                                               2010   1.194       1.364       722,779
                                                                               2009   0.942       1.194       833,873
                                                                               2008   1.517       0.942       899,751
                                                                               2007   1.588       1.517     1,139,248
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.776       1.974       439,257
                                                                               2013   1.442       1.776       453,503
                                                                               2012   1.290       1.442       512,488
                                                                               2011   1.223       1.290       505,296
                                                                               2010   1.113       1.223       569,393
                                                                               2009   0.927       1.113       759,821
                                                                               2008   1.454       0.927     1,057,554
                                                                               2007   1.454       1.454     1,246,258
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 2007   1.231       1.288            --
                                                                               2006   1.066       1.231            --
                                                                               2005   1.000       1.066            --
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 2007   1.224       1.257            --
                                                                               2006   1.113       1.224        24,641
                                                                               2005   1.103       1.113        10,159
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 2007   1.312       1.356            --
                                                                               2006   1.209       1.312        38,447
                                                                               2005   1.126       1.209        38,050
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.618       1.637        56,579
                                                                               2013   1.510       1.618        90,219
                                                                               2012   1.323       1.510        90,745
                                                                               2011   1.319       1.323        99,504
                                                                               2010   1.252       1.319        99,863
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.655       1.756        33,940
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.729       0.692            --
                                                                               2008   1.299       0.729        23,620
                                                                               2007   1.249       1.299        37,011
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   2.422       2.294       127,412
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.890       1.723       108,730
                                                                               2013   1.618       1.890       112,550
                                                                               2012   1.415       1.618       120,014
                                                                               2011   1.617       1.415       124,348
                                                                               2010   1.482       1.617       123,764
                                                                               2009   1.150       1.482       131,885
                                                                               2008   2.036       1.150       137,886
                                                                               2007   1.945       2.036       155,426
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.027       1.112            --
                                                                               2012   0.996       1.027         4,426
                                                                               2011   1.073       0.996         3,327
                                                                               2010   0.892       1.073         1,991
                                                                               2009   0.665       0.892         3,202
                                                                               2008   1.057       0.665         4,006
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.869       0.975            --
                                                                               2011   0.899       0.869        29,127
                                                                               2010   0.839       0.899        29,130
                                                                               2009   0.596       0.839        27,277
                                                                               2008   1.125       0.596        15,957
                                                                               2007   1.005       1.125        15,930
                                                                               2006   1.000       1.005        15,953
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 2014   1.312       1.313       140,197

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   1.054       1.312       141,498
                                                                                2012   0.888       1.054       143,614
                                                                                2011   0.989       0.888       154,725
                                                                                2010   0.871       0.989       150,091
                                                                                2009   0.636       0.871       150,644
                                                                                2008   1.092       0.636       189,218
                                                                                2007   1.049       1.092       139,910
                                                                                2006   0.996       1.049       104,745
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2014   1.602       1.635       869,229
                                                                                2013   1.667       1.602     1,272,498
                                                                                2012   1.557       1.667     1,640,630
                                                                                2011   1.569       1.557     1,709,735
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2014   1.629       1.770        84,365
                                                                                2013   1.253       1.629        85,607
                                                                                2012   1.159       1.253        86,574
                                                                                2011   1.321       1.159       110,592
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2014   1.617       1.654        25,421
                                                                                2013   1.627       1.617        47,803
                                                                                2012   1.490       1.627        48,077
                                                                                2011   1.470       1.490        58,926
                                                                                2010   1.340       1.470        59,151
                                                                                2009   1.099       1.340        56,591
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2014   1.838       1.999       331,341
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2014   1.367       1.456        16,078
                                                                                2013   1.041       1.367        16,389
                                                                                2012   0.931       1.041        16,676
                                                                                2011   1.044       0.931        25,665
                                                                                2010   0.891       1.044        26,192
                                                                                2009   0.711       0.891        23,468
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 2014   0.946       0.927        44,613
                                                                                2013   0.965       0.946        80,148
                                                                                2012   0.985       0.965        73,947
                                                                                2011   1.006       0.985        68,772
                                                                                2010   1.027       1.006       267,069
                                                                                2009   1.043       1.027       318,574
                                                                                2008   1.035       1.043       407,918
                                                                                2007   1.006       1.035       440,208
                                                                                2006   0.987       1.006       519,111
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.247       1.329        25,783
                                                                                2013   0.931       1.247        26,803
                                                                                2012   0.970       0.931        26,803
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.277       1.317       242,196
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.252       1.299       491,258
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2014   1.175       1.248         4,651
                                                                                2013   1.010       1.175         4,676
                                                                                2012   0.927       1.010         4,703
                                                                                2011   0.926       0.927         4,733
                                                                                2010   0.861       0.926         4,767
                                                                                2009   0.743       0.861         4,802
                                                                                2008   0.976       0.743         4,835
                                                                                2007   0.996       0.976            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2014   1.355       1.470            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.254       1.225         3,411
                                                                                2013   1.009       1.254         3,977
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   0.980       0.987            --
                                                                                2005   0.972       0.980       120,340
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.129       1.178            --
                                                                                2005   1.099       1.129        52,627
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.406       1.528            --
                                                                                2005   1.258       1.406       126,041

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.019       1.054            --
                                                                                2006   1.009       1.019        50,981
                                                                                2005   1.012       1.009        52,599
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.989       1.108            --
                                                                                2005   0.998       0.989        25,569
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.075       1.139            --
                                                                                2005   1.058       1.075        21,041
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.299       1.326            --
                                                                                2010   1.217       1.299        35,599
                                                                                2009   1.059       1.217        36,889
                                                                                2008   1.091       1.059       105,224
                                                                                2007   1.079       1.091        80,175
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.356       1.350            --
                                                                                2013   1.077       1.356            --
                                                                                2012   0.994       1.077            --
                                                                                2011   1.053       0.994            --
                                                                                2010   0.984       1.053            --
                                                                                2009   0.868       0.984            --
                                                                                2008   1.313       0.868            --
                                                                                2007   1.260       1.313            --
                                                                                2006   1.097       1.260            --
                                                                                2005   1.000       1.097            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.167       1.279            --
                                                                                2006   0.999       1.167            --
                                                                                2005   1.000       0.999            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.338       1.693            --
                                                                                2005   1.267       1.338            --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.240       1.324            --
                                                                                2010   1.094       1.240       111,584
                                                                                2009   0.894       1.094       205,883
                                                                                2008   1.390       0.894       225,832
                                                                                2007   1.354       1.390       253,060
                                                                                2006   1.188       1.354       139,950
                                                                                2005   1.144       1.188       122,330
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.738       0.735            --
                                                                                2008   1.146       0.738            --
                                                                                2007   1.145       1.146            --
                                                                                2006   1.044       1.145            --
                                                                                2005   1.000       1.044            --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.169       1.251            --
                                                                                2009   0.745       1.169        89,337
                                                                                2008   1.182       0.745       116,591
                                                                                2007   1.143       1.182       163,210
                                                                                2006   1.078       1.143       173,445
                                                                                2005   1.082       1.078       243,066
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.739       0.706            --
                                                                                2008   1.253       0.739            --
                                                                                2007   1.216       1.253            --
                                                                                2006   1.085       1.216            --
                                                                                2005   1.000       1.085            --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.609       0.640            --
                                                                                2008   1.219       0.609        28,932
                                                                                2007   1.158       1.219        28,808
                                                                                2006   1.085       1.158        28,792
                                                                                2005   1.073       1.085        28,484
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.025       0.935            --
                                                                                2008   1.906       1.025         3,323
                                                                                2007   1.718       1.906        16,777
                                                                                2006   1.431       1.718         1,808
                                                                                2005   1.268       1.431           893
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.745       0.766            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.234       0.745        77,912
                                                                              2007   1.165       1.234        77,772
                                                                              2006   1.156       1.165        74,361
                                                                              2005   1.091       1.156       149,132
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.158       1.363            --
                                                                              2006   1.096       1.158       116,299
                                                                              2005   1.069       1.096       115,167
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.837       0.798            --
                                                                              2008   1.381       0.837        47,448
                                                                              2007   1.518       1.381        51,746
                                                                              2006   1.358       1.518        52,123
                                                                              2005   1.247       1.358        97,353
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.147       1.216            --
                                                                              2005   1.152       1.147        26,183
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.037       1.095            --
                                                                              2008   1.198       1.037        75,090
                                                                              2007   1.152       1.198       119,210
                                                                              2006   1.107       1.152       272,712
                                                                              2005   1.103       1.107       148,260
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.339       1.335            --
                                                                              2006   1.188       1.339       125,813
                                                                              2005   1.158       1.188       127,237
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   2.022       1.987            --
                                                                              2013   2.110       2.022         3,192
                                                                              2012   1.929       2.110         3,192
                                                                              2011   2.577       1.929         4,381
                                                                              2010   2.275       2.577         4,383
                                                                              2009   1.335       2.275         3,586
                                                                              2008   3.267       1.335         3,850
                                                                              2007   2.341       3.267         6,411
                                                                              2006   1.764       2.341         3,915
                                                                              2005   1.308       1.764         3,574
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.843       1.880            --
                                                                              2013   1.460       1.843        51,052
                                                                              2012   1.355       1.460        51,052
                                                                              2011   1.308       1.355        51,052
                                                                              2010   1.120       1.308        51,052
                                                                              2009   1.003       1.120        51,052
                                                                              2008   1.473       1.003        68,845
                                                                              2007   1.496       1.473        68,859
                                                                              2006   1.250       1.496        74,000
                                                                              2005   1.209       1.250       122,924
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.379       1.393            --
                                                                              2013   1.180       1.379       293,839
                                                                              2012   1.077       1.180       303,333
                                                                              2011   1.136       1.077       313,928
                                                                              2010   1.010       1.136       334,391
                                                                              2009   0.777       1.010       346,046
                                                                              2008   1.222       0.777       434,965
                                                                              2007   1.180       1.222       404,345
                                                                              2006   1.069       1.180       251,379
                                                                              2005   1.000       1.069            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.362       1.378            --
                                                                              2013   1.196       1.362       185,213
                                                                              2012   1.094       1.196       568,887
                                                                              2011   1.141       1.094       193,409
                                                                              2010   1.022       1.141       199,889
                                                                              2009   0.794       1.022       187,303
                                                                              2008   1.176       0.794       259,891
                                                                              2007   1.136       1.176       219,453
                                                                              2006   1.048       1.136        39,794
                                                                              2005   1.000       1.048            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2014   1.799       2.023        44,527

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2013   1.383       1.799        78,178
                                                                      2012   1.274       1.383        78,503
                                                                      2011   1.381       1.274        78,606
                                                                      2010   1.196       1.381        77,752
                                                                      2009   0.974       1.196        77,976
                                                                      2008   1.501       0.974       107,902
                                                                      2007   1.455       1.501       107,645
                                                                      2006   1.323       1.455       109,942
                                                                      2005   1.254       1.323        99,104
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.969       2.519        10,490
                                                                      2013   1.979       1.969        10,490
                                                                      2012   1.741       1.979        10,491
                                                                      2011   1.619       1.741        17,136
                                                                      2010   1.285       1.619        17,138
                                                                      2009   0.997       1.285        17,887
                                                                      2008   1.651       0.997        21,768
                                                                      2007   2.084       1.651        31,960
                                                                      2006   1.558       2.084        34,588
                                                                      2005   1.385       1.558        36,541







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.186       1.262            --
                                                                              2006   1.142       1.186       161,608
                                                                              2005   1.074       1.142            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.417       1.398            --
                                                                              2007   1.324       1.417            --
                                                                              2006   1.219       1.324            --
                                                                              2005   1.160       1.219            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.739       1.852        10,018
                                                                              2013   1.370       1.739        11,321
                                                                              2012   1.249       1.370        13,386
                                                                              2011   1.204       1.249        14,175
                                                                              2010   1.019       1.204        15,010
                                                                              2009   0.887       1.019        15,923
                                                                              2008   1.242       0.887         1,240
                                                                              2007   1.304       1.242         4,434
                                                                              2006   1.137       1.304         4,243
                                                                              2005   1.122       1.137           980
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.096       2.206            --
                                                                              2013   1.549       2.096            --
                                                                              2012   1.428       1.549           635
                                                                              2011   1.532       1.428           636
                                                                              2010   1.226       1.532           637
                                                                              2009   0.872       1.226        45,868
                                                                              2008   1.548       0.872       141,504
                                                                              2007   1.422       1.548       143,793
                                                                              2006   1.336       1.422       143,990
                                                                              2005   1.302       1.336       116,970
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.007       1.747        37,781
                                                                              2013   1.667       2.007        37,885
                                                                              2012   1.440       1.667        55,106
                                                                              2011   1.646       1.440        79,869
                                                                              2010   1.550       1.646       145,939
                                                                              2009   1.155       1.550       304,453
                                                                              2008   1.979       1.155       316,483
                                                                              2007   1.750       1.979       402,806
                                                                              2006   1.472       1.750       352,954
                                                                              2005   1.364       1.472       172,546
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.013       2.367            --
                                                                                   2013   1.395       2.013            --
                                                                                   2012   1.203       1.395            --
                                                                                   2011   1.202       1.203            --
                                                                                   2010   0.984       1.202            --
                                                                                   2009   0.749       0.984            --
                                                                                   2008   1.288       0.749            --
                                                                                   2007   1.342       1.288            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.732       1.738            --
                                                                                   2013   1.338       1.732        33,376
                                                                                   2012   1.189       1.338        53,391
                                                                                   2011   1.294       1.189        81,563
                                                                                   2010   1.134       1.294       170,748
                                                                                   2009   0.895       1.134       207,006
                                                                                   2008   1.441       0.895       203,562
                                                                                   2007   1.510       1.441       233,632
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.553       1.726       388,211
                                                                                   2013   1.262       1.553       469,191
                                                                                   2012   1.130       1.262       496,582
                                                                                   2011   1.071       1.130       526,086
                                                                                   2010   0.976       1.071       575,776
                                                                                   2009   0.813       0.976       675,141
                                                                                   2008   1.276       0.813       709,391
                                                                                   2007   1.276       1.276       742,354
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.230       1.287            --
                                                                                   2006   1.065       1.230        50,140
                                                                                   2005   1.000       1.065           519
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.222       1.255            --
                                                                                   2006   1.112       1.222        16,891
                                                                                   2005   1.103       1.112           988
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.310       1.354            --
                                                                                   2006   1.208       1.310            --
                                                                                   2005   1.125       1.208            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.610       1.628        21,050
                                                                                   2013   1.504       1.610        21,879
                                                                                   2012   1.318       1.504        23,237
                                                                                   2011   1.315       1.318        24,707
                                                                                   2010   1.248       1.315        26,158
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.910       2.025            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.727       0.690            --
                                                                                   2008   1.297       0.727       161,608
                                                                                   2007   1.246       1.297       161,608
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.110       1.998        36,618
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.922       1.751            --
                                                                                   2013   1.645       1.922            --
                                                                                   2012   1.440       1.645           692
                                                                                   2011   1.647       1.440           693
                                                                                   2010   1.510       1.647           694
                                                                                   2009   1.172       1.510           695
                                                                                   2008   2.077       1.172           696
                                                                                   2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.023       1.107            --
                                                                                   2012   0.993       1.023            --
                                                                                   2011   1.070       0.993            --
                                                                                   2010   0.890       1.070           946
                                                                                   2009   0.664       0.890            --
                                                                                   2008   1.055       0.664            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.866       0.972            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.897       0.866        23,060
                                                                        2010   0.837       0.897        24,421
                                                                        2009   0.595       0.837       140,021
                                                                        2008   1.124       0.595       133,311
                                                                        2007   1.005       1.124       132,990
                                                                        2006   1.000       1.005       123,001
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.307       1.308         8,107
                                                                        2013   1.050       1.307        27,049
                                                                        2012   0.885       1.050        29,321
                                                                        2011   0.987       0.885        29,862
                                                                        2010   0.869       0.987        50,084
                                                                        2009   0.635       0.869        50,673
                                                                        2008   1.091       0.635        50,676
                                                                        2007   1.048       1.091        58,001
                                                                        2006   0.996       1.048        54,963
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.482       1.512       264,350
                                                                        2013   1.543       1.482       296,652
                                                                        2012   1.442       1.543       366,455
                                                                        2011   1.453       1.442       470,845
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.621       1.760         4,192
                                                                        2013   1.247       1.621         4,192
                                                                        2012   1.154       1.247         5,121
                                                                        2011   1.316       1.154         5,381
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.609       1.645        16,144
                                                                        2013   1.620       1.609        17,359
                                                                        2012   1.484       1.620        18,436
                                                                        2011   1.465       1.484        19,603
                                                                        2010   1.335       1.465        20,754
                                                                        2009   1.096       1.335        32,947
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.741       1.893        27,232
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.360       1.448         9,203
                                                                        2013   1.036       1.360         9,600
                                                                        2012   0.927       1.036        10,055
                                                                        2011   1.041       0.927        10,070
                                                                        2010   0.888       1.041        90,329
                                                                        2009   0.709       0.888       171,698
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.953       0.933        18,900
                                                                        2013   0.973       0.953        43,642
                                                                        2012   0.994       0.973        82,899
                                                                        2011   1.015       0.994       106,531
                                                                        2010   1.036       1.015       121,065
                                                                        2009   1.054       1.036       151,660
                                                                        2008   1.046       1.054        54,462
                                                                        2007   1.017       1.046         9,494
                                                                        2006   0.998       1.017            --
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.243       1.323        18,348
                                                                        2013   0.928       1.243        19,676
                                                                        2012   0.970       0.928        21,845
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.272       1.311       103,063
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.247       1.293        82,723
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.171       1.243            --
                                                                        2013   1.008       1.171            --
                                                                        2012   0.925       1.008            --
                                                                        2011   0.924       0.925            --
                                                                        2010   0.860       0.924            --
                                                                        2009   0.742       0.860            --
                                                                        2008   0.976       0.742        25,315
                                                                        2007   0.996       0.976            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.349       1.462         4,624
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.386       1.353        40,253
                                                                        2013   1.115       1.386        40,959
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.991       0.998            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.984       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.128       1.177            --
                                                                                2005   1.098       1.128           486
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.404       1.526            --
                                                                                2005   1.257       1.404         5,451
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.018       1.052            --
                                                                                2006   1.008       1.018         9,170
                                                                                2005   1.011       1.008         6,366
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.988       1.106            --
                                                                                2005   0.997       0.988           838
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.074       1.137            --
                                                                                2005   1.058       1.074            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.297       1.323            --
                                                                                2010   1.216       1.297        38,583
                                                                                2009   1.059       1.216        41,263
                                                                                2008   1.091       1.059        17,985
                                                                                2007   1.079       1.091         9,568
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.351       1.344            --
                                                                                2013   1.073       1.351        19,994
                                                                                2012   0.990       1.073        20,241
                                                                                2011   1.050       0.990        58,435
                                                                                2010   0.981       1.050        79,159
                                                                                2009   0.866       0.981       104,484
                                                                                2008   1.311       0.866       104,737
                                                                                2007   1.258       1.311       150,966
                                                                                2006   1.097       1.258       123,631
                                                                                2005   1.000       1.097        64,769
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.166       1.278            --
                                                                                2006   0.998       1.166        15,375
                                                                                2005   1.000       0.998        15,375
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.337       1.690            --
                                                                                2005   1.266       1.337           426
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.236       1.319            --
                                                                                2010   1.090       1.236        19,043
                                                                                2009   0.891       1.090        19,357
                                                                                2008   1.387       0.891        19,370
                                                                                2007   1.352       1.387        19,371
                                                                                2006   1.186       1.352           711
                                                                                2005   1.144       1.186           712
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.736       0.733            --
                                                                                2008   1.144       0.736        16,717
                                                                                2007   1.144       1.144        61,131
                                                                                2006   1.043       1.144        60,728
                                                                                2005   1.000       1.043            --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.165       1.247            --
                                                                                2009   0.744       1.165        36,320
                                                                                2008   1.180       0.744         9,109
                                                                                2007   1.141       1.180         9,578
                                                                                2006   1.077       1.141            --
                                                                                2005   1.081       1.077            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.738       0.705            --
                                                                                2008   1.251       0.738        41,740
                                                                                2007   1.215       1.251        41,764
                                                                                2006   1.084       1.215        41,788
                                                                                2005   1.000       1.084        11,721
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.607       0.638            --
                                                                                2008   1.217       0.607            --
                                                                                2007   1.157       1.217            --
                                                                                2006   1.083       1.157            --
                                                                                2005   1.072       1.083            --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.022       0.932            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.903       1.022        19,109
                                                                              2007   1.716       1.903        19,995
                                                                              2006   1.429       1.716        20,742
                                                                              2005   1.267       1.429         4,669
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.743       0.764            --
                                                                              2008   1.231       0.743        41,111
                                                                              2007   1.163       1.231        60,354
                                                                              2006   1.155       1.163        53,854
                                                                              2005   1.091       1.155        26,356
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.156       1.361            --
                                                                              2006   1.095       1.156         7,884
                                                                              2005   1.069       1.095         7,875
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.835       0.795            --
                                                                              2008   1.378       0.835        16,632
                                                                              2007   1.516       1.378        17,880
                                                                              2006   1.356       1.516        22,575
                                                                              2005   1.247       1.356         4,694
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.146       1.214            --
                                                                              2005   1.151       1.146            --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.034       1.092            --
                                                                              2008   1.196       1.034        12,387
                                                                              2007   1.151       1.196        20,847
                                                                              2006   1.106       1.151        11,455
                                                                              2005   1.102       1.106        11,336
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.337       1.332            --
                                                                              2006   1.187       1.337        13,932
                                                                              2005   1.158       1.187            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   2.011       1.977         6,028
                                                                              2013   2.100       2.011         8,460
                                                                              2012   1.921       2.100         8,985
                                                                              2011   2.568       1.921         9,554
                                                                              2010   2.268       2.568        19,733
                                                                              2009   1.331       2.268        20,365
                                                                              2008   3.261       1.331         9,617
                                                                              2007   2.338       3.261        11,164
                                                                              2006   1.762       2.338        11,870
                                                                              2005   1.307       1.762         2,877
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.833       1.870            --
                                                                              2013   1.453       1.833            --
                                                                              2012   1.350       1.453         1,306
                                                                              2011   1.303       1.350         1,308
                                                                              2010   1.116       1.303         1,310
                                                                              2009   1.001       1.116         1,312
                                                                              2008   1.470       1.001         7,488
                                                                              2007   1.493       1.470        43,572
                                                                              2006   1.249       1.493        43,300
                                                                              2005   1.208       1.249         8,644
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.373       1.387            --
                                                                              2013   1.175       1.373        78,178
                                                                              2012   1.073       1.175        81,955
                                                                              2011   1.133       1.073        85,687
                                                                              2010   1.008       1.133       113,507
                                                                              2009   0.776       1.008       231,257
                                                                              2008   1.221       0.776       222,762
                                                                              2007   1.179       1.221       176,550
                                                                              2006   1.069       1.179       248,930
                                                                              2005   1.000       1.069        76,623
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.356       1.372            --
                                                                              2013   1.191       1.356       103,072
                                                                              2012   1.091       1.191       118,290
                                                                              2011   1.137       1.091       126,207
                                                                              2010   1.020       1.137       115,121
                                                                              2009   0.792       1.020       121,998
                                                                              2008   1.174       0.792       343,061
                                                                              2007   1.135       1.174       138,189
                                                                              2006   1.048       1.135       185,314
                                                                              2005   1.000       1.048        61,758

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.790       2.012        3,888
                                                                      2013   1.377       1.790        3,888
                                                                      2012   1.269       1.377        4,095
                                                                      2011   1.376       1.269        4,335
                                                                      2010   1.192       1.376        4,603
                                                                      2009   0.972       1.192        4,881
                                                                      2008   1.498       0.972        4,881
                                                                      2007   1.453       1.498       32,364
                                                                      2006   1.321       1.453       32,305
                                                                      2005   1.254       1.321       46,366
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.959       2.505        6,725
                                                                      2013   1.970       1.959        7,565
                                                                      2012   1.734       1.970        8,035
                                                                      2011   1.613       1.734        8,543
                                                                      2010   1.281       1.613        9,045
                                                                      2009   0.995       1.281        9,610
                                                                      2008   1.648       0.995           --
                                                                      2007   2.080       1.648           --
                                                                      2006   1.557       2.080           --
                                                                      2005   1.384       1.557           --







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.182       1.258            --
                                                                              2006   1.140       1.182            --
                                                                              2005   1.073       1.140            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.411       1.392            --
                                                                              2007   1.320       1.411            --
                                                                              2006   1.216       1.320            --
                                                                              2005   1.159       1.216            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.722       1.831            --
                                                                              2013   1.357       1.722            --
                                                                              2012   1.239       1.357            --
                                                                              2011   1.195       1.239            --
                                                                              2010   1.013       1.195            --
                                                                              2009   0.882       1.013            --
                                                                              2008   1.237       0.882            --
                                                                              2007   1.300       1.237            --
                                                                              2006   1.134       1.300            --
                                                                              2005   1.121       1.134            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.074       2.181         3,092
                                                                              2013   1.535       2.074         3,095
                                                                              2012   1.416       1.535         3,098
                                                                              2011   1.521       1.416         3,103
                                                                              2010   1.218       1.521         3,107
                                                                              2009   0.867       1.218         8,937
                                                                              2008   1.542       0.867         8,076
                                                                              2007   1.417       1.542         8,081
                                                                              2006   1.332       1.417         8,085
                                                                              2005   1.300       1.332         8,089
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.987       1.727           691
                                                                              2013   1.651       1.987           692
                                                                              2012   1.428       1.651        93,309
                                                                              2011   1.634       1.428        93,309
                                                                              2010   1.540       1.634        93,311
                                                                              2009   1.149       1.540       111,790
                                                                              2008   1.970       1.149       113,246
                                                                              2007   1.745       1.970       113,251
                                                                              2006   1.468       1.745       132,316
                                                                              2005   1.362       1.468       134,366

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.993       2.341            --
                                                                                   2013   1.382       1.993            --
                                                                                   2012   1.193       1.382            --
                                                                                   2011   1.194       1.193            --
                                                                                   2010   0.978       1.194            --
                                                                                   2009   0.745       0.978            --
                                                                                   2008   1.282       0.745            --
                                                                                   2007   1.337       1.282            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.714       1.720            --
                                                                                   2013   1.326       1.714         3,015
                                                                                   2012   1.179       1.326        97,225
                                                                                   2011   1.285       1.179        97,229
                                                                                   2010   1.126       1.285        97,234
                                                                                   2009   0.890       1.126       108,943
                                                                                   2008   1.435       0.890       147,393
                                                                                   2007   1.504       1.435       154,084
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.537       1.707            --
                                                                                   2013   1.250       1.537        33,464
                                                                                   2012   1.121       1.250        34,758
                                                                                   2011   1.063       1.121        35,120
                                                                                   2010   0.970       1.063        35,449
                                                                                   2009   0.808       0.970       206,565
                                                                                   2008   1.270       0.808       205,811
                                                                                   2007   1.271       1.270       203,103
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.228       1.284            --
                                                                                   2006   1.065       1.228            --
                                                                                   2005   1.000       1.065            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.219       1.251            --
                                                                                   2006   1.110       1.219            --
                                                                                   2005   1.102       1.110            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.306       1.349            --
                                                                                   2006   1.206       1.306            --
                                                                                   2005   1.124       1.206            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.594       1.610            --
                                                                                   2013   1.490       1.594            --
                                                                                   2012   1.307       1.490            --
                                                                                   2011   1.305       1.307            --
                                                                                   2010   1.240       1.305            --
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.890       2.002            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.724       0.686            --
                                                                                   2008   1.291       0.724            --
                                                                                   2007   1.242       1.291            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.088       1.976        33,598
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.902       1.731            --
                                                                                   2013   1.630       1.902            --
                                                                                   2012   1.428       1.630            --
                                                                                   2011   1.635       1.428            --
                                                                                   2010   1.500       1.635            --
                                                                                   2009   1.166       1.500            --
                                                                                   2008   2.067       1.166            --
                                                                                   2007   1.977       2.067            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.016       1.098            --
                                                                                   2012   0.986       1.016            --
                                                                                   2011   1.064       0.986            --
                                                                                   2010   0.886       1.064            --
                                                                                   2009   0.662       0.886            --
                                                                                   2008   1.052       0.662            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.861       0.966            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.893       0.861            --
                                                                        2010   0.834       0.893            --
                                                                        2009   0.593       0.834            --
                                                                        2008   1.122       0.593            --
                                                                        2007   1.004       1.122            --
                                                                        2006   1.000       1.004            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.297       1.296            --
                                                                        2013   1.043       1.297            --
                                                                        2012   0.880       1.043            --
                                                                        2011   0.982       0.880            --
                                                                        2010   0.866       0.982            --
                                                                        2009   0.633       0.866            --
                                                                        2008   1.089       0.633            --
                                                                        2007   1.047       1.089            --
                                                                        2006   0.996       1.047            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.466       1.495       184,961
                                                                        2013   1.528       1.466       185,303
                                                                        2012   1.430       1.528        95,099
                                                                        2011   1.442       1.430        94,952
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.604       1.741            --
                                                                        2013   1.236       1.604            --
                                                                        2012   1.145       1.236            --
                                                                        2011   1.306       1.145            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.592       1.627            --
                                                                        2013   1.605       1.592            --
                                                                        2012   1.472       1.605            --
                                                                        2011   1.455       1.472            --
                                                                        2010   1.327       1.455            --
                                                                        2009   1.090       1.327            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.722       1.871         3,012
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.346       1.432            --
                                                                        2013   1.027       1.346            --
                                                                        2012   0.919       1.027            --
                                                                        2011   1.033       0.919            --
                                                                        2010   0.883       1.033            --
                                                                        2009   0.705       0.883            --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.943       0.922            --
                                                                        2013   0.964       0.943            --
                                                                        2012   0.986       0.964            --
                                                                        2011   1.007       0.986            --
                                                                        2010   1.030       1.007            --
                                                                        2009   1.048       1.030            --
                                                                        2008   1.042       1.048            --
                                                                        2007   1.014       1.042            --
                                                                        2006   0.995       1.014            --
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.233       1.312            --
                                                                        2013   0.922       1.233            --
                                                                        2012   0.960       0.922            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.262       1.300            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.237       1.282            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.163       1.233            --
                                                                        2013   1.002       1.163            --
                                                                        2012   0.920       1.002            --
                                                                        2011   0.921       0.920            --
                                                                        2010   0.857       0.921            --
                                                                        2009   0.741       0.857            --
                                                                        2008   0.975       0.741            --
                                                                        2007   0.996       0.975            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.337       1.448            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.374       1.340            --
                                                                        2013   1.106       1.374            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.989       0.995            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.982       0.989    --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.126       1.174    --
                                                                                2005   1.097       1.126    --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.402       1.523    --
                                                                                2005   1.256       1.402    --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.015       1.047    --
                                                                                2006   1.005       1.015    --
                                                                                2005   1.010       1.005    --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.986       1.103    --
                                                                                2005   0.996       0.986    --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.072       1.134    --
                                                                                2005   1.057       1.072    --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.293       1.319    --
                                                                                2010   1.213       1.293    --
                                                                                2009   1.057       1.213    --
                                                                                2008   1.090       1.057    --
                                                                                2007   1.079       1.090    --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.339       1.331    --
                                                                                2013   1.064       1.339    --
                                                                                2012   0.984       1.064    --
                                                                                2011   1.044       0.984    --
                                                                                2010   0.977       1.044    --
                                                                                2009   0.863       0.977    --
                                                                                2008   1.307       0.863    --
                                                                                2007   1.256       1.307    --
                                                                                2006   1.096       1.256    --
                                                                                2005   1.000       1.096    --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.164       1.275    --
                                                                                2006   0.998       1.164    --
                                                                                2005   1.000       0.998    --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.334       1.685    --
                                                                                2005   1.265       1.334    --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.227       1.309    --
                                                                                2010   1.084       1.227    --
                                                                                2009   0.887       1.084    --
                                                                                2008   1.381       0.887    --
                                                                                2007   1.348       1.381    --
                                                                                2006   1.184       1.348    --
                                                                                2005   1.142       1.184    --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.733       0.730    --
                                                                                2008   1.141       0.733    --
                                                                                2007   1.142       1.141    --
                                                                                2006   1.042       1.142    --
                                                                                2005   1.000       1.042    --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.158       1.239    --
                                                                                2009   0.740       1.158    --
                                                                                2008   1.175       0.740    --
                                                                                2007   1.138       1.175    --
                                                                                2006   1.074       1.138    --
                                                                                2005   1.080       1.074    --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.735       0.702    --
                                                                                2008   1.248       0.735    --
                                                                                2007   1.213       1.248    --
                                                                                2006   1.084       1.213    --
                                                                                2005   1.000       1.084    --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.604       0.635    --
                                                                                2008   1.212       0.604    --
                                                                                2007   1.153       1.212    --
                                                                                2006   1.081       1.153    --
                                                                                2005   1.071       1.081    --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.017       0.927    --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.895       1.017    --
                                                                              2007   1.711       1.895    --
                                                                              2006   1.426       1.711    --
                                                                              2005   1.266       1.426    --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.740       0.760    --
                                                                              2008   1.227       0.740    --
                                                                              2007   1.160       1.227    --
                                                                              2006   1.153       1.160    --
                                                                              2005   1.090       1.153    --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.153       1.356    --
                                                                              2006   1.093       1.153    --
                                                                              2005   1.068       1.093    --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.831       0.791    --
                                                                              2008   1.372       0.831    --
                                                                              2007   1.511       1.372    --
                                                                              2006   1.353       1.511    --
                                                                              2005   1.245       1.353    --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.143       1.211    --
                                                                              2005   1.150       1.143    --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.029       1.086    --
                                                                              2008   1.191       1.029    --
                                                                              2007   1.147       1.191    --
                                                                              2006   1.104       1.147    --
                                                                              2005   1.101       1.104    --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.333       1.327    --
                                                                              2006   1.184       1.333    --
                                                                              2005   1.157       1.184    --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.991       1.957    --
                                                                              2013   2.081       1.991    --
                                                                              2012   1.905       2.081    --
                                                                              2011   2.550       1.905    --
                                                                              2010   2.255       2.550    --
                                                                              2009   1.324       2.255    --
                                                                              2008   3.247       1.324    --
                                                                              2007   2.331       3.247    --
                                                                              2006   1.758       2.331    --
                                                                              2005   1.306       1.758    --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.815       1.851    --
                                                                              2013   1.440       1.815    --
                                                                              2012   1.339       1.440    --
                                                                              2011   1.294       1.339    --
                                                                              2010   1.109       1.294    --
                                                                              2009   0.996       1.109    --
                                                                              2008   1.464       0.996    --
                                                                              2007   1.489       1.464    --
                                                                              2006   1.246       1.489    --
                                                                              2005   1.207       1.246    --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.361       1.375    --
                                                                              2013   1.167       1.361    --
                                                                              2012   1.066       1.167    --
                                                                              2011   1.127       1.066    --
                                                                              2010   1.003       1.127    --
                                                                              2009   0.773       1.003    --
                                                                              2008   1.218       0.773    --
                                                                              2007   1.177       1.218    --
                                                                              2006   1.068       1.177    --
                                                                              2005   1.000       1.068    --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.345       1.360    --
                                                                              2013   1.183       1.345    --
                                                                              2012   1.084       1.183    --
                                                                              2011   1.131       1.084    --
                                                                              2010   1.015       1.131    --
                                                                              2009   0.789       1.015    --
                                                                              2008   1.171       0.789    --
                                                                              2007   1.133       1.171    --
                                                                              2006   1.047       1.133    --
                                                                              2005   1.000       1.047    --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.772       1.990    --
                                                                      2013   1.364       1.772    --
                                                                      2012   1.259       1.364    --
                                                                      2011   1.366       1.259    --
                                                                      2010   1.185       1.366    --
                                                                      2009   0.967       1.185    --
                                                                      2008   1.492       0.967    --
                                                                      2007   1.448       1.492    --
                                                                      2006   1.319       1.448    --
                                                                      2005   1.252       1.319    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.939       2.477    --
                                                                      2013   1.953       1.939    --
                                                                      2012   1.720       1.953    --
                                                                      2011   1.601       1.720    --
                                                                      2010   1.274       1.601    --
                                                                      2009   0.990       1.274    --
                                                                      2008   1.641       0.990    --
                                                                      2007   2.074       1.641    --
                                                                      2006   1.553       2.074    --
                                                                      2005   1.382       1.553    --







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.181       1.256            --
                                                                              2006   1.138       1.181       555,544
                                                                              2005   1.072       1.138       562,683
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.408       1.389            --
                                                                              2007   1.318       1.408       364,681
                                                                              2006   1.215       1.318       390,668
                                                                              2005   1.158       1.215       400,577
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.713       1.821       203,394
                                                                              2013   1.351       1.713       314,280
                                                                              2012   1.234       1.351       438,705
                                                                              2011   1.191       1.234       481,604
                                                                              2010   1.010       1.191       618,254
                                                                              2009   0.880       1.010       881,311
                                                                              2008   1.235       0.880     1,154,221
                                                                              2007   1.298       1.235     1,814,340
                                                                              2006   1.133       1.298     1,882,417
                                                                              2005   1.120       1.133     1,879,412
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.251       2.365       419,882
                                                                              2013   1.666       2.251       491,104
                                                                              2012   1.538       1.666       713,213
                                                                              2011   1.652       1.538       930,887
                                                                              2010   1.324       1.652     1,350,625
                                                                              2009   0.943       1.324     1,733,160
                                                                              2008   1.678       0.943     1,931,467
                                                                              2007   1.543       1.678     2,835,034
                                                                              2006   1.452       1.543     3,420,457
                                                                              2005   1.417       1.452     4,249,245
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.150       1.868     1,452,984
                                                                              2013   1.788       2.150     1,758,127
                                                                              2012   1.547       1.788     2,121,605
                                                                              2011   1.771       1.547     2,765,424
                                                                              2010   1.671       1.771     3,526,188
                                                                              2009   1.247       1.671     4,419,728
                                                                              2008   2.139       1.247     5,349,549
                                                                              2007   1.895       2.139     7,187,435
                                                                              2006   1.596       1.895     8,555,322
                                                                              2005   1.481       1.596     8,963,221

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.983       2.328        113,825
                                                                                   2013   1.376       1.983        156,292
                                                                                   2012   1.188       1.376        271,326
                                                                                   2011   1.190       1.188        356,578
                                                                                   2010   0.975       1.190        447,766
                                                                                   2009   0.743       0.975        557,192
                                                                                   2008   1.280       0.743        638,972
                                                                                   2007   1.335       1.280        997,729
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.912       1.918             --
                                                                                   2013   1.479       1.912      3,087,281
                                                                                   2012   1.316       1.479      3,953,363
                                                                                   2011   1.435       1.316      4,586,735
                                                                                   2010   1.258       1.435      5,920,810
                                                                                   2009   0.995       1.258      7,664,544
                                                                                   2008   1.605       0.995      9,528,019
                                                                                   2007   1.683       1.605     14,736,423
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.641       1.821      6,854,684
                                                                                   2013   1.335       1.641      8,624,031
                                                                                   2012   1.197       1.335     10,502,447
                                                                                   2011   1.137       1.197     13,558,339
                                                                                   2010   1.037       1.137     16,066,754
                                                                                   2009   0.865       1.037     19,428,974
                                                                                   2008   1.360       0.865     22,097,104
                                                                                   2007   1.361       1.360     31,555,909
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.227       1.283             --
                                                                                   2006   1.064       1.227         96,776
                                                                                   2005   1.000       1.064         56,835
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.217       1.249             --
                                                                                   2006   1.108       1.217        277,030
                                                                                   2005   1.101       1.108        248,368
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.304       1.347             --
                                                                                   2006   1.204       1.304      1,156,308
                                                                                   2005   1.123       1.204      1,301,396
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.586       1.601        188,949
                                                                                   2013   1.483       1.586        221,730
                                                                                   2012   1.302       1.483        256,369
                                                                                   2011   1.301       1.302        286,501
                                                                                   2010   1.236       1.301        332,175
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.063       2.184        352,493
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.722       0.684             --
                                                                                   2008   1.289       0.722        367,054
                                                                                   2007   1.240       1.289        471,249
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.369       2.241        632,186
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.004       1.823        214,577
                                                                                   2013   1.719       2.004        297,386
                                                                                   2012   1.506       1.719        340,659
                                                                                   2011   1.725       1.506        384,445
                                                                                   2010   1.584       1.725        448,603
                                                                                   2009   1.231       1.584        565,386
                                                                                   2008   2.185       1.231        641,597
                                                                                   2007   2.090       2.185        906,287
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.012       1.094             --
                                                                                   2012   0.983       1.012        178,934
                                                                                   2011   1.061       0.983        226,710
                                                                                   2010   0.884       1.061        234,471
                                                                                   2009   0.661       0.884        256,718
                                                                                   2008   1.051       0.661        255,652
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.859       0.963             --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.891       0.859        278,589
                                                                        2010   0.833       0.891        305,083
                                                                        2009   0.593       0.833        602,482
                                                                        2008   1.121       0.593        549,342
                                                                        2007   1.003       1.121        758,684
                                                                        2006   1.000       1.003        833,968
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.292       1.291        125,573
                                                                        2013   1.040       1.292        200,309
                                                                        2012   0.878       1.040        345,169
                                                                        2011   0.980       0.878        374,742
                                                                        2010   0.865       0.980        476,074
                                                                        2009   0.633       0.865        616,845
                                                                        2008   1.088       0.633        946,246
                                                                        2007   1.047       1.088      1,164,106
                                                                        2006   0.996       1.047      1,290,904
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.480       1.508      6,365,535
                                                                        2013   1.544       1.480      7,216,702
                                                                        2012   1.445       1.544      9,085,112
                                                                        2011   1.458       1.445     10,320,334
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.596       1.731        148,894
                                                                        2013   1.230       1.596        189,159
                                                                        2012   1.140       1.230        295,959
                                                                        2011   1.302       1.140        450,254
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.584       1.618        209,803
                                                                        2013   1.598       1.584        277,065
                                                                        2012   1.466       1.598        422,390
                                                                        2011   1.450       1.466        537,227
                                                                        2010   1.323       1.450        662,345
                                                                        2009   1.087       1.323        853,724
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.920       2.086      2,684,851
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.339       1.424         49,664
                                                                        2013   1.022       1.339        109,385
                                                                        2012   0.916       1.022        144,071
                                                                        2011   1.030       0.916        230,999
                                                                        2010   0.880       1.030        274,706
                                                                        2009   0.703       0.880        382,062
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.930       0.909        999,554
                                                                        2013   0.951       0.930      1,381,910
                                                                        2012   0.973       0.951      1,614,380
                                                                        2011   0.995       0.973      1,541,278
                                                                        2010   1.017       0.995      1,155,191
                                                                        2009   1.036       1.017      1,479,930
                                                                        2008   1.030       1.036      3,193,590
                                                                        2007   1.003       1.030      2,139,292
                                                                        2006   0.985       1.003      1,121,418
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.228       1.306         94,510
                                                                        2013   0.919       1.228        146,033
                                                                        2012   0.960       0.919        247,752
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.257       1.294      2,998,911
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.232       1.276        562,198
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.160       1.229         11,952
                                                                        2013   0.999       1.160         16,793
                                                                        2012   0.918       0.999         28,131
                                                                        2011   0.919       0.918        109,306
                                                                        2010   0.856       0.919         24,652
                                                                        2009   0.740       0.856         31,076
                                                                        2008   0.975       0.740         59,881
                                                                        2007   0.996       0.975             --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.331       1.441         45,223
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.368       1.333        120,000
                                                                        2013   1.102       1.368        130,113
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.978       0.985             --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.973       0.978       913,662
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.124       1.173            --
                                                                                2005   1.097       1.124       710,061
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.400       1.521            --
                                                                                2005   1.255       1.400       842,660
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.013       1.045            --
                                                                                2006   1.004       1.013       743,996
                                                                                2005   1.009       1.004       695,251
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.986       1.102            --
                                                                                2005   0.996       0.986        33,738
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.071       1.132            --
                                                                                2005   1.056       1.071       231,998
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.291       1.317            --
                                                                                2010   1.212       1.291       156,060
                                                                                2009   1.057       1.212       173,192
                                                                                2008   1.090       1.057       426,592
                                                                                2007   1.079       1.090       482,342
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.333       1.325            --
                                                                                2013   1.060       1.333        49,702
                                                                                2012   0.980       1.060       105,088
                                                                                2011   1.041       0.980       116,713
                                                                                2010   0.974       1.041       128,053
                                                                                2009   0.861       0.974       338,763
                                                                                2008   1.306       0.861       163,613
                                                                                2007   1.255       1.306       170,589
                                                                                2006   1.096       1.255       216,382
                                                                                2005   1.000       1.096       138,032
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.164       1.274            --
                                                                                2006   0.998       1.164        13,586
                                                                                2005   1.000       0.998        13,586
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.333       1.683            --
                                                                                2005   1.264       1.333        54,132
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.222       1.304            --
                                                                                2010   1.080       1.222       553,880
                                                                                2009   0.885       1.080       683,717
                                                                                2008   1.378       0.885       870,222
                                                                                2007   1.346       1.378     1,205,765
                                                                                2006   1.183       1.346       888,089
                                                                                2005   1.142       1.183     1,168,893
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.732       0.729            --
                                                                                2008   1.140       0.732        83,827
                                                                                2007   1.141       1.140        80,434
                                                                                2006   1.042       1.141       107,686
                                                                                2005   1.000       1.042        68,795
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.155       1.235            --
                                                                                2009   0.738       1.155       461,605
                                                                                2008   1.173       0.738       752,945
                                                                                2007   1.136       1.173     1,326,909
                                                                                2006   1.073       1.136     1,383,584
                                                                                2005   1.079       1.073     1,397,486
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.734       0.701            --
                                                                                2008   1.247       0.734       207,028
                                                                                2007   1.212       1.247       247,460
                                                                                2006   1.083       1.212       260,396
                                                                                2005   1.000       1.083       190,939
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.603       0.633            --
                                                                                2008   1.209       0.603        46,215
                                                                                2007   1.151       1.209        77,327
                                                                                2006   1.080       1.151        60,242
                                                                                2005   1.070       1.080        59,975
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.014       0.925            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.891       1.014       128,622
                                                                              2007   1.708       1.891       202,333
                                                                              2006   1.425       1.708       168,702
                                                                              2005   1.265       1.425       110,423
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.738       0.758            --
                                                                              2008   1.224       0.738       396,300
                                                                              2007   1.158       1.224       458,296
                                                                              2006   1.152       1.158       533,070
                                                                              2005   1.089       1.152       360,162
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.151       1.353            --
                                                                              2006   1.092       1.151       358,273
                                                                              2005   1.068       1.092       392,122
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.829       0.789            --
                                                                              2008   1.369       0.829       211,641
                                                                              2007   1.509       1.369       250,511
                                                                              2006   1.352       1.509       273,860
                                                                              2005   1.244       1.352       275,744
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.142       1.209            --
                                                                              2005   1.149       1.142        38,933
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.026       1.083            --
                                                                              2008   1.189       1.026     1,211,508
                                                                              2007   1.145       1.189     2,071,854
                                                                              2006   1.102       1.145     2,162,777
                                                                              2005   1.100       1.102     2,099,018
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.331       1.324            --
                                                                              2006   1.183       1.331       453,512
                                                                              2005   1.156       1.183       469,359
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.981       1.946            --
                                                                              2013   2.072       1.981        36,826
                                                                              2012   1.898       2.072        50,970
                                                                              2011   2.541       1.898        92,560
                                                                              2010   2.248       2.541       100,828
                                                                              2009   1.321       2.248       207,282
                                                                              2008   3.241       1.321       147,639
                                                                              2007   2.327       3.241       151,762
                                                                              2006   1.756       2.327       213,283
                                                                              2005   1.305       1.756       250,416
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.806       1.841            --
                                                                              2013   1.433       1.806       165,438
                                                                              2012   1.333       1.433       255,241
                                                                              2011   1.289       1.333       278,119
                                                                              2010   1.106       1.289       323,140
                                                                              2009   0.993       1.106       532,575
                                                                              2008   1.461       0.993       693,555
                                                                              2007   1.487       1.461     1,135,803
                                                                              2006   1.245       1.487     1,192,974
                                                                              2005   1.207       1.245     1,220,782
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.355       1.369            --
                                                                              2013   1.162       1.355        27,425
                                                                              2012   1.062       1.162        27,425
                                                                              2011   1.123       1.062        27,425
                                                                              2010   1.001       1.123       215,411
                                                                              2009   0.772       1.001       450,517
                                                                              2008   1.216       0.772       356,930
                                                                              2007   1.176       1.216       520,476
                                                                              2006   1.068       1.176       507,680
                                                                              2005   1.000       1.068       106,744
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.339       1.354            --
                                                                              2013   1.178       1.339        91,813
                                                                              2012   1.080       1.178        98,235
                                                                              2011   1.128       1.080       128,004
                                                                              2010   1.013       1.128       176,167
                                                                              2009   0.788       1.013       211,427
                                                                              2008   1.170       0.788       186,745
                                                                              2007   1.132       1.170       273,036
                                                                              2006   1.047       1.132       278,721
                                                                              2005   1.000       1.047       727,734

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.763       1.979        55,546
                                                                      2013   1.358       1.763       105,440
                                                                      2012   1.254       1.358       147,752
                                                                      2011   1.362       1.254       168,291
                                                                      2010   1.181       1.362       188,040
                                                                      2009   0.964       1.181       273,760
                                                                      2008   1.489       0.964       377,199
                                                                      2007   1.446       1.489       444,137
                                                                      2006   1.317       1.446       475,706
                                                                      2005   1.251       1.317       514,960
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.930       2.463        20,504
                                                                      2013   1.944       1.930        64,475
                                                                      2012   1.713       1.944        75,790
                                                                      2011   1.596       1.713        77,697
                                                                      2010   1.270       1.596        76,357
                                                                      2009   0.987       1.270       112,644
                                                                      2008   1.638       0.987       120,481
                                                                      2007   2.071       1.638       191,937
                                                                      2006   1.552       2.071       185,525
                                                                      2005   1.382       1.552       194,365







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.116       1.187           --
                                                                              2006   1.077       1.116       86,977
                                                                              2005   1.000       1.077           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.215       1.198           --
                                                                              2007   1.138       1.215           --
                                                                              2006   1.049       1.138           --
                                                                              2005   1.000       1.049           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.527       1.622           --
                                                                              2013   1.204       1.527           --
                                                                              2012   1.101       1.204           --
                                                                              2011   1.063       1.101           --
                                                                              2010   0.901       1.063           --
                                                                              2009   0.786       0.901       27,817
                                                                              2008   1.103       0.786       48,501
                                                                              2007   1.160       1.103       50,255
                                                                              2006   1.014       1.160       45,273
                                                                              2005   1.000       1.014           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.623       1.705           --
                                                                              2013   1.202       1.623           --
                                                                              2012   1.110       1.202           --
                                                                              2011   1.193       1.110           --
                                                                              2010   0.957       1.193           --
                                                                              2009   0.682       0.957           --
                                                                              2008   1.213       0.682           --
                                                                              2007   1.116       1.213           --
                                                                              2006   1.051       1.116           --
                                                                              2005   1.000       1.051           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.437       1.248           --
                                                                              2013   1.196       1.437           --
                                                                              2012   1.035       1.196           --
                                                                              2011   1.185       1.035           --
                                                                              2010   1.119       1.185       41,008
                                                                              2009   0.835       1.119       49,685
                                                                              2008   1.434       0.835       49,685
                                                                              2007   1.271       1.434       69,967
                                                                              2006   1.071       1.271       51,622
                                                                              2005   1.000       1.071       21,549

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.782       2.091            --
                                                                                   2013   1.237       1.782            --
                                                                                   2012   1.069       1.237            --
                                                                                   2011   1.070       1.069            --
                                                                                   2010   0.878       1.070            --
                                                                                   2009   0.670       0.878            --
                                                                                   2008   1.153       0.670         9,473
                                                                                   2007   1.203       1.153         8,636
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.393       1.397            --
                                                                                   2013   1.078       1.393            --
                                                                                   2012   0.960       1.078            --
                                                                                   2011   1.047       0.960            --
                                                                                   2010   0.919       1.047        22,877
                                                                                   2009   0.727       0.919        50,638
                                                                                   2008   1.173       0.727        50,638
                                                                                   2007   1.230       1.173        50,638
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.375       1.525       459,689
                                                                                   2013   1.119       1.375       459,689
                                                                                   2012   1.004       1.119       459,689
                                                                                   2011   0.954       1.004       459,689
                                                                                   2010   0.871       0.954       459,689
                                                                                   2009   0.726       0.871       459,689
                                                                                   2008   1.143       0.726       459,689
                                                                                   2007   1.144       1.143       459,689
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.226       1.282            --
                                                                                   2006   1.064       1.226        44,800
                                                                                   2005   1.000       1.064            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.111       1.140            --
                                                                                   2006   1.013       1.111            --
                                                                                   2005   1.000       1.013            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.176       1.214            --
                                                                                   2006   1.087       1.176         8,646
                                                                                   2005   1.000       1.087            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.879       1.897            --
                                                                                   2013   1.759       1.879            --
                                                                                   2012   1.544       1.759            --
                                                                                   2011   1.544       1.544            --
                                                                                   2010   1.468       1.544            --
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.450       1.535         3,388
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.682       0.646            --
                                                                                   2008   1.217       0.682        86,962
                                                                                   2007   1.172       1.217        86,977
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.302       1.231         3,425
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.404       1.276            --
                                                                                   2013   1.204       1.404            --
                                                                                   2012   1.056       1.204            --
                                                                                   2011   1.210       1.056            --
                                                                                   2010   1.112       1.210            --
                                                                                   2009   0.865       1.112            --
                                                                                   2008   1.535       0.865            --
                                                                                   2007   1.469       1.535            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.008       1.090            --
                                                                                   2012   0.980       1.008            --
                                                                                   2011   1.058       0.980            --
                                                                                   2010   0.881       1.058            --
                                                                                   2009   0.660       0.881            --
                                                                                   2008   1.049       0.660            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.856       0.961            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.889       0.856           --
                                                                        2010   0.831       0.889       53,057
                                                                        2009   0.592       0.831       53,057
                                                                        2008   1.120       0.592       19,598
                                                                        2007   1.003       1.120       19,598
                                                                        2006   1.000       1.003       19,598
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.287       1.285           --
                                                                        2013   1.036       1.287           --
                                                                        2012   0.875       1.036           --
                                                                        2011   0.978       0.875           --
                                                                        2010   0.863       0.978           --
                                                                        2009   0.632       0.863           --
                                                                        2008   1.087       0.632           --
                                                                        2007   1.047       1.087           --
                                                                        2006   0.996       1.047           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.378       1.403        3,180
                                                                        2013   1.438       1.378        3,180
                                                                        2012   1.347       1.438        6,296
                                                                        2011   1.359       1.347       25,949
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.403       1.521           --
                                                                        2013   1.082       1.403           --
                                                                        2012   1.003       1.082           --
                                                                        2011   1.146       1.003           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.427       1.456           --
                                                                        2013   1.440       1.427           --
                                                                        2012   1.322       1.440           --
                                                                        2011   1.308       1.322           --
                                                                        2010   1.194       1.308           --
                                                                        2009   0.981       1.194           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.399       1.519           --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.262       1.341           --
                                                                        2013   0.963       1.262           --
                                                                        2012   0.863       0.963           --
                                                                        2011   0.971       0.863           --
                                                                        2010   0.831       0.971       86,922
                                                                        2009   0.664       0.831       86,942
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.952       0.930        4,501
                                                                        2013   0.974       0.952        4,501
                                                                        2012   0.997       0.974       20,162
                                                                        2011   1.020       0.997       20,162
                                                                        2010   1.043       1.020       25,797
                                                                        2009   1.063       1.043       42,557
                                                                        2008   1.058       1.063       77,308
                                                                        2007   1.030       1.058           --
                                                                        2006   1.012       1.030           --
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.224       1.300           --
                                                                        2013   0.916       1.224           --
                                                                        2012   0.960       0.916           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.252       1.289        7,530
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.227       1.271           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.156       1.224           --
                                                                        2013   0.996       1.156           --
                                                                        2012   0.916       0.996           --
                                                                        2011   0.917       0.916           --
                                                                        2010   0.855       0.917           --
                                                                        2009   0.740       0.855           --
                                                                        2008   0.975       0.740           --
                                                                        2007   0.996       0.975           --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.325       1.434           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.362       1.327           --
                                                                        2013   1.097       1.362           --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   1.006       1.012           --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   1.000       1.006           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.039       1.084           --
                                                                                2005   1.000       1.039           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.142       1.240           --
                                                                                2005   1.000       1.142           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   0.998       1.030           --
                                                                                2006   0.990       0.998           --
                                                                                2005   1.000       0.990           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.989       1.105           --
                                                                                2005   1.000       0.989           --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.012       1.069           --
                                                                                2005   1.000       1.012           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.289       1.314           --
                                                                                2010   1.211       1.289           --
                                                                                2009   1.056       1.211           --
                                                                                2008   1.090       1.056           --
                                                                                2007   1.079       1.090           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.327       1.319           --
                                                                                2013   1.056       1.327           --
                                                                                2012   0.977       1.056           --
                                                                                2011   1.038       0.977           --
                                                                                2010   0.972       1.038           --
                                                                                2009   0.859       0.972           --
                                                                                2008   1.304       0.859           --
                                                                                2007   1.254       1.304           --
                                                                                2006   1.095       1.254           --
                                                                                2005   1.000       1.095           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.163       1.272           --
                                                                                2006   0.998       1.163           --
                                                                                2005   1.000       0.998           --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.037       1.308           --
                                                                                2005   1.000       1.037           --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.076       1.148           --
                                                                                2010   0.952       1.076           --
                                                                                2009   0.780       0.952           --
                                                                                2008   1.215       0.780           --
                                                                                2007   1.187       1.215           --
                                                                                2006   1.044       1.187           --
                                                                                2005   1.000       1.044           --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.731       0.727           --
                                                                                2008   1.138       0.731           --
                                                                                2007   1.140       1.138           --
                                                                                2006   1.042       1.140           --
                                                                                2005   1.000       1.042           --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.064       1.138           --
                                                                                2009   0.681       1.064           --
                                                                                2008   1.082       0.681           --
                                                                                2007   1.049       1.082           --
                                                                                2006   0.991       1.049           --
                                                                                2005   1.000       0.991           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.732       0.699           --
                                                                                2008   1.245       0.732       26,594
                                                                                2007   1.211       1.245       26,597
                                                                                2006   1.083       1.211       23,065
                                                                                2005   1.000       1.083           --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.568       0.596           --
                                                                                2008   1.139       0.568       48,100
                                                                                2007   1.085       1.139       48,100
                                                                                2006   1.019       1.085       43,386
                                                                                2005   1.000       1.019           --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.798       0.728           --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.489       0.798       19,124
                                                                              2007   1.346       1.489       19,128
                                                                              2006   1.123       1.346       19,128
                                                                              2005   1.000       1.123           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.699       0.718           --
                                                                              2008   1.160       0.699       47,007
                                                                              2007   1.098       1.160       47,007
                                                                              2006   1.093       1.098       47,007
                                                                              2005   1.000       1.093           --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.069       1.255           --
                                                                              2006   1.014       1.069           --
                                                                              2005   1.000       1.014           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.675       0.643           --
                                                                              2008   1.116       0.675           --
                                                                              2007   1.230       1.116           --
                                                                              2006   1.103       1.230           --
                                                                              2005   1.000       1.103           --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.027       1.087           --
                                                                              2005   1.000       1.027           --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   0.927       0.978           --
                                                                              2008   1.074       0.927           --
                                                                              2007   1.035       1.074           --
                                                                              2006   0.997       1.035           --
                                                                              2005   1.000       0.997           --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.149       1.143           --
                                                                              2006   1.022       1.149           --
                                                                              2005   1.000       1.022           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.451       1.426           --
                                                                              2013   1.518       1.451           --
                                                                              2012   1.392       1.518           --
                                                                              2011   1.864       1.392           --
                                                                              2010   1.650       1.864       27,810
                                                                              2009   0.970       1.650       27,815
                                                                              2008   2.381       0.970       27,820
                                                                              2007   1.711       2.381       27,824
                                                                              2006   1.292       1.711       15,562
                                                                              2005   1.000       1.292           --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.483       1.512           --
                                                                              2013   1.178       1.483           --
                                                                              2012   1.096       1.178           --
                                                                              2011   1.060       1.096           --
                                                                              2010   0.910       1.060           --
                                                                              2009   0.818       0.910           --
                                                                              2008   1.203       0.818       31,346
                                                                              2007   1.225       1.203       32,864
                                                                              2006   1.026       1.225       33,766
                                                                              2005   1.000       1.026           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.349       1.363           --
                                                                              2013   1.158       1.349           --
                                                                              2012   1.059       1.158           --
                                                                              2011   1.120       1.059           --
                                                                              2010   0.999       1.120           --
                                                                              2009   0.770       0.999           --
                                                                              2008   1.214       0.770           --
                                                                              2007   1.175       1.214           --
                                                                              2006   1.067       1.175           --
                                                                              2005   1.000       1.067           --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.333       1.348           --
                                                                              2013   1.174       1.333           --
                                                                              2012   1.076       1.174           --
                                                                              2011   1.125       1.076           --
                                                                              2010   1.010       1.125       79,100
                                                                              2009   0.787       1.010       81,104
                                                                              2008   1.168       0.787       56,048
                                                                              2007   1.131       1.168       59,486
                                                                              2006   1.047       1.131       59,486
                                                                              2005   1.000       1.047           --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.409       1.580           --
                                                                      2013   1.086       1.409           --
                                                                      2012   1.003       1.086           --
                                                                      2011   1.090       1.003           --
                                                                      2010   0.946       1.090           --
                                                                      2009   0.773       0.946           --
                                                                      2008   1.194       0.773        8,570
                                                                      2007   1.159       1.194        8,164
                                                                      2006   1.057       1.159        8,771
                                                                      2005   1.000       1.057           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.456       1.857           --
                                                                      2013   1.467       1.456           --
                                                                      2012   1.293       1.467           --
                                                                      2011   1.206       1.293           --
                                                                      2010   0.960       1.206           --
                                                                      2009   0.747       0.960           --
                                                                      2008   1.239       0.747       13,658
                                                                      2007   1.568       1.239       11,151
                                                                      2006   1.175       1.568       10,195
                                                                      2005   1.000       1.175           --







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.177       1.251            --
                                                                              2006   1.136       1.177        37,691
                                                                              2005   1.071       1.136         8,281
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.403       1.383            --
                                                                              2007   1.314       1.403         7,262
                                                                              2006   1.212       1.314        13,469
                                                                              2005   1.157       1.212        12,465
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.696       1.801        84,605
                                                                              2013   1.339       1.696        95,065
                                                                              2012   1.224       1.339       101,043
                                                                              2011   1.182       1.224       106,353
                                                                              2010   1.003       1.182       130,348
                                                                              2009   0.875       1.003       148,987
                                                                              2008   1.230       0.875       168,660
                                                                              2007   1.294       1.230       174,817
                                                                              2006   1.131       1.294       136,516
                                                                              2005   1.119       1.131        63,975
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.042       2.144        31,322
                                                                              2013   1.513       2.042        42,987
                                                                              2012   1.398       1.513        43,717
                                                                              2011   1.504       1.398        58,001
                                                                              2010   1.206       1.504        86,546
                                                                              2009   0.860       1.206        85,115
                                                                              2008   1.531       0.860        69,928
                                                                              2007   1.410       1.531        97,128
                                                                              2006   1.328       1.410        74,606
                                                                              2005   1.297       1.328        43,388
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.956       1.698       571,363
                                                                              2013   1.628       1.956       647,388
                                                                              2012   1.410       1.628       709,308
                                                                              2011   1.615       1.410       811,387
                                                                              2010   1.526       1.615     1,159,730
                                                                              2009   1.140       1.526     1,455,035
                                                                              2008   1.957       1.140     1,714,627
                                                                              2007   1.736       1.957     1,903,015
                                                                              2006   1.463       1.736     1,886,389
                                                                              2005   1.359       1.463     1,065,779

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.963       2.302        23,964
                                                                                   2013   1.364       1.963        23,964
                                                                                   2012   1.179       1.364        23,964
                                                                                   2011   1.181       1.179        23,964
                                                                                   2010   0.970       1.181        23,964
                                                                                   2009   0.740       0.970        23,964
                                                                                   2008   1.274       0.740        23,964
                                                                                   2007   1.330       1.274        27,603
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.688       1.693            --
                                                                                   2013   1.307       1.688       238,186
                                                                                   2012   1.164       1.307       295,609
                                                                                   2011   1.271       1.164       357,667
                                                                                   2010   1.116       1.271       426,393
                                                                                   2009   0.883       1.116       492,325
                                                                                   2008   1.425       0.883       778,531
                                                                                   2007   1.496       1.425       918,544
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.514       1.678       743,830
                                                                                   2013   1.233       1.514     1,036,914
                                                                                   2012   1.107       1.233     1,343,792
                                                                                   2011   1.052       1.107     1,543,254
                                                                                   2010   0.960       1.052     3,186,476
                                                                                   2009   0.802       0.960     4,246,017
                                                                                   2008   1.262       0.802     5,168,028
                                                                                   2007   1.264       1.262     5,904,017
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.225       1.280            --
                                                                                   2006   1.064       1.225        66,738
                                                                                   2005   1.000       1.064        24,195
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.213       1.244            --
                                                                                   2006   1.106       1.213        65,367
                                                                                   2005   1.100       1.106        31,284
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.300       1.342            --
                                                                                   2006   1.202       1.300        23,964
                                                                                   2005   1.122       1.202            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.570       1.584        35,417
                                                                                   2013   1.470       1.570        43,080
                                                                                   2012   1.291       1.470        64,852
                                                                                   2011   1.292       1.291        72,857
                                                                                   2010   1.228       1.292        75,449
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.860       1.968        62,819
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.718       0.680            --
                                                                                   2008   1.283       0.718        50,408
                                                                                   2007   1.236       1.283        48,055
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.054       1.942       434,072
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.872       1.702         6,716
                                                                                   2013   1.607       1.872        10,382
                                                                                   2012   1.410       1.607        11,331
                                                                                   2011   1.617       1.410         6,381
                                                                                   2010   1.486       1.617        14,483
                                                                                   2009   1.156       1.486        14,141
                                                                                   2008   2.054       1.156        19,421
                                                                                   2007   1.966       2.054            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.004       1.086            --
                                                                                   2012   0.977       1.004        57,121
                                                                                   2011   1.055       0.977       116,844
                                                                                   2010   0.879       1.055        93,545
                                                                                   2009   0.658       0.879       103,537
                                                                                   2008   1.048       0.658       109,150
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.854       0.958            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.886       0.854       180,255
                                                                        2010   0.830       0.886       183,782
                                                                        2009   0.591       0.830       167,840
                                                                        2008   1.119       0.591        94,316
                                                                        2007   1.003       1.119        90,008
                                                                        2006   1.000       1.003        76,385
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.282       1.279        80,584
                                                                        2013   1.033       1.282        97,092
                                                                        2012   0.873       1.033       122,344
                                                                        2011   0.975       0.873       156,237
                                                                        2010   0.861       0.975       205,753
                                                                        2009   0.631       0.861       192,001
                                                                        2008   1.087       0.631       197,323
                                                                        2007   1.046       1.087       196,769
                                                                        2006   0.996       1.046       191,281
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.444       1.469     1,416,438
                                                                        2013   1.507       1.444     1,536,656
                                                                        2012   1.412       1.507     1,677,894
                                                                        2011   1.426       1.412     2,054,992
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.580       1.712         9,768
                                                                        2013   1.219       1.580        26,150
                                                                        2012   1.131       1.219        24,226
                                                                        2011   1.292       1.131        45,333
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.568       1.600       137,389
                                                                        2013   1.583       1.568       174,817
                                                                        2012   1.455       1.583       271,758
                                                                        2011   1.439       1.455       301,575
                                                                        2010   1.315       1.439       360,431
                                                                        2009   1.081       1.315       361,765
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.695       1.840       204,283
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.326       1.408        28,646
                                                                        2013   1.013       1.326        34,407
                                                                        2012   0.908       1.013        55,674
                                                                        2011   1.022       0.908        43,911
                                                                        2010   0.875       1.022        43,286
                                                                        2009   0.699       0.875        47,762
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.928       0.907       398,265
                                                                        2013   0.950       0.928       503,463
                                                                        2012   0.973       0.950       389,330
                                                                        2011   0.996       0.973       535,905
                                                                        2010   1.020       0.996       470,911
                                                                        2009   1.040       1.020       672,352
                                                                        2008   1.035       1.040       154,855
                                                                        2007   1.009       1.035       146,303
                                                                        2006   0.991       1.009        23,504
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.219       1.295       145,180
                                                                        2013   0.913       1.219       167,003
                                                                        2012   0.950       0.913       172,742
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.247       1.283       609,258
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.222       1.265       230,847
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.152       1.219        51,046
                                                                        2013   0.993       1.152        40,123
                                                                        2012   0.914       0.993        49,863
                                                                        2011   0.916       0.914        92,473
                                                                        2010   0.854       0.916        94,847
                                                                        2009   0.739       0.854       100,566
                                                                        2008   0.974       0.739       102,664
                                                                        2007   0.996       0.974        57,837
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.319       1.427        82,899
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.356       1.321        39,244
                                                                        2013   1.093       1.356        52,526
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.985       0.991            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.980       0.985        56,970
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.122       1.170            --
                                                                                2005   1.095       1.122        19,609
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.397       1.517            --
                                                                                2005   1.254       1.397        39,998
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.010       1.041            --
                                                                                2006   1.002       1.010        92,989
                                                                                2005   1.008       1.002        28,988
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.984       1.099            --
                                                                                2005   0.995       0.984            --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.069       1.129            --
                                                                                2005   1.055       1.069            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.287       1.312            --
                                                                                2010   1.209       1.287        57,312
                                                                                2009   1.056       1.209       112,704
                                                                                2008   1.090       1.056       100,256
                                                                                2007   1.079       1.090       119,939
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.321       1.313            --
                                                                                2013   1.052       1.321        74,052
                                                                                2012   0.974       1.052        94,868
                                                                                2011   1.035       0.974       122,501
                                                                                2010   0.970       1.035       174,899
                                                                                2009   0.858       0.970       228,170
                                                                                2008   1.302       0.858       246,308
                                                                                2007   1.253       1.302       261,354
                                                                                2006   1.095       1.253       225,895
                                                                                2005   1.000       1.095         6,064
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.162       1.271            --
                                                                                2006   0.998       1.162            --
                                                                                2005   1.000       0.998            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.330       1.677            --
                                                                                2005   1.263       1.330            --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.214       1.295            --
                                                                                2010   1.074       1.214        52,552
                                                                                2009   0.880       1.074        73,901
                                                                                2008   1.373       0.880        73,032
                                                                                2007   1.341       1.373        74,605
                                                                                2006   1.180       1.341        39,296
                                                                                2005   1.141       1.180        39,677
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.729       0.726            --
                                                                                2008   1.137       0.729       351,413
                                                                                2007   1.139       1.137       319,532
                                                                                2006   1.041       1.139       273,748
                                                                                2005   1.000       1.041       181,834
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.147       1.227            --
                                                                                2009   0.734       1.147       190,266
                                                                                2008   1.168       0.734       122,592
                                                                                2007   1.132       1.168       128,631
                                                                                2006   1.071       1.132       123,428
                                                                                2005   1.078       1.071       105,250
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.731       0.698            --
                                                                                2008   1.243       0.731       287,617
                                                                                2007   1.210       1.243       280,935
                                                                                2006   1.083       1.210       280,935
                                                                                2005   1.000       1.083        71,011
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.600       0.630            --
                                                                                2008   1.204       0.600         5,973
                                                                                2007   1.148       1.204         4,695
                                                                                2006   1.078       1.148         4,708
                                                                                2005   1.069       1.078         4,439
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.009       0.920            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.883       1.009        61,428
                                                                              2007   1.703       1.883        62,969
                                                                              2006   1.422       1.703        61,290
                                                                              2005   1.263       1.422        33,192
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.735       0.755            --
                                                                              2008   1.220       0.735       224,451
                                                                              2007   1.155       1.220       182,527
                                                                              2006   1.150       1.155       178,028
                                                                              2005   1.088       1.150        33,748
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.148       1.349            --
                                                                              2006   1.090       1.148        91,786
                                                                              2005   1.067       1.090        12,907
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.824       0.785            --
                                                                              2008   1.364       0.824        77,129
                                                                              2007   1.504       1.364        94,128
                                                                              2006   1.349       1.504        89,399
                                                                              2005   1.243       1.349        66,580
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.140       1.206            --
                                                                              2005   1.148       1.140        10,534
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.021       1.077            --
                                                                              2008   1.184       1.021       414,510
                                                                              2007   1.142       1.184       429,802
                                                                              2006   1.100       1.142       306,618
                                                                              2005   1.099       1.100        94,643
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.327       1.319            --
                                                                              2006   1.181       1.327        23,033
                                                                              2005   1.155       1.181         6,081
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.961       1.926            --
                                                                              2013   2.053       1.961        20,749
                                                                              2012   1.882       2.053        20,447
                                                                              2011   2.523       1.882        64,720
                                                                              2010   2.234       2.523        89,797
                                                                              2009   1.314       2.234        58,210
                                                                              2008   3.227       1.314        56,687
                                                                              2007   2.320       3.227        55,257
                                                                              2006   1.753       2.320        58,870
                                                                              2005   1.304       1.753        72,531
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.788       1.822            --
                                                                              2013   1.420       1.788        55,994
                                                                              2012   1.323       1.420        58,960
                                                                              2011   1.280       1.323        65,544
                                                                              2010   1.099       1.280       105,030
                                                                              2009   0.988       1.099       119,903
                                                                              2008   1.455       0.988       118,595
                                                                              2007   1.482       1.455       119,670
                                                                              2006   1.242       1.482        63,719
                                                                              2005   1.205       1.242        38,979
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.343       1.356            --
                                                                              2013   1.153       1.343       137,125
                                                                              2012   1.055       1.153       143,194
                                                                              2011   1.117       1.055       169,013
                                                                              2010   0.997       1.117       179,282
                                                                              2009   0.769       0.997       285,988
                                                                              2008   1.213       0.769       370,844
                                                                              2007   1.174       1.213       325,402
                                                                              2006   1.067       1.174       330,350
                                                                              2005   1.000       1.067        55,568
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.328       1.342            --
                                                                              2013   1.169       1.328       280,476
                                                                              2012   1.073       1.169       293,575
                                                                              2011   1.122       1.073       639,088
                                                                              2010   1.008       1.122       733,764
                                                                              2009   0.785       1.008       976,171
                                                                              2008   1.167       0.785     1,253,933
                                                                              2007   1.131       1.167       974,883
                                                                              2006   1.046       1.131       740,520
                                                                              2005   1.000       1.046       160,928

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.745       1.957        22,653
                                                                      2013   1.346       1.745        31,674
                                                                      2012   1.244       1.346        33,175
                                                                      2011   1.352       1.244        86,017
                                                                      2010   1.174       1.352        92,630
                                                                      2009   0.960       1.174       117,412
                                                                      2008   1.483       0.960       128,650
                                                                      2007   1.442       1.483       134,566
                                                                      2006   1.314       1.442       140,823
                                                                      2005   1.250       1.314        98,308
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.910       2.436        22,851
                                                                      2013   1.926       1.910        25,851
                                                                      2012   1.699       1.926        38,282
                                                                      2011   1.585       1.699        54,387
                                                                      2010   1.262       1.585        60,609
                                                                      2009   0.982       1.262        43,100
                                                                      2008   1.631       0.982        69,318
                                                                      2007   2.064       1.631        64,150
                                                                      2006   1.548       2.064        58,568
                                                                      2005   1.380       1.548         3,133







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.173       1.247            --
                                                                              2006   1.134       1.173        75,956
                                                                              2005   1.070       1.134        71,707
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.397       1.376            --
                                                                              2007   1.310       1.397        23,426
                                                                              2006   1.210       1.310        23,817
                                                                              2005   1.156       1.210        21,449
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.679       1.781        33,780
                                                                              2013   1.327       1.679        56,369
                                                                              2012   1.215       1.327       107,187
                                                                              2011   1.174       1.215       478,070
                                                                              2010   0.997       1.174       503,107
                                                                              2009   0.871       0.997       560,176
                                                                              2008   1.225       0.871       593,846
                                                                              2007   1.290       1.225       610,506
                                                                              2006   1.128       1.290       625,035
                                                                              2005   1.118       1.128       623,115
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.202       2.309       103,606
                                                                              2013   1.633       2.202       112,384
                                                                              2012   1.510       1.633       162,320
                                                                              2011   1.626       1.510       180,546
                                                                              2010   1.306       1.626       208,112
                                                                              2009   0.932       1.306       223,264
                                                                              2008   1.661       0.932       273,954
                                                                              2007   1.530       1.661       310,894
                                                                              2006   1.443       1.530       418,820
                                                                              2005   1.411       1.443       433,985
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.103       1.824       132,442
                                                                              2013   1.753       2.103       154,875
                                                                              2012   1.520       1.753       188,533
                                                                              2011   1.742       1.520       226,364
                                                                              2010   1.647       1.742       307,538
                                                                              2009   1.232       1.647       447,909
                                                                              2008   2.117       1.232       559,398
                                                                              2007   1.880       2.117       777,681
                                                                              2006   1.586       1.880       941,992
                                                                              2005   1.475       1.586       926,674

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.943       2.277        10,814
                                                                                   2013   1.351       1.943        30,561
                                                                                   2012   1.169       1.351        87,519
                                                                                   2011   1.173       1.169       104,415
                                                                                   2010   0.964       1.173       120,741
                                                                                   2009   0.736       0.964       184,399
                                                                                   2008   1.269       0.736       199,471
                                                                                   2007   1.325       1.269       266,352
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.870       1.874            --
                                                                                   2013   1.450       1.870       165,322
                                                                                   2012   1.292       1.450       170,066
                                                                                   2011   1.412       1.292       251,853
                                                                                   2010   1.241       1.412       433,829
                                                                                   2009   0.983       1.241       527,013
                                                                                   2008   1.588       0.983       596,441
                                                                                   2007   1.668       1.588       712,487
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.605       1.777       381,610
                                                                                   2013   1.309       1.605       438,334
                                                                                   2012   1.176       1.309       476,992
                                                                                   2011   1.119       1.176       489,073
                                                                                   2010   1.022       1.119       676,664
                                                                                   2009   0.854       1.022       762,486
                                                                                   2008   1.346       0.854       876,432
                                                                                   2007   1.349       1.346     1,536,804
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.223       1.278            --
                                                                                   2006   1.063       1.223            --
                                                                                   2005   1.000       1.063            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.209       1.240            --
                                                                                   2006   1.104       1.209        69,491
                                                                                   2005   1.099       1.104        70,582
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.296       1.338            --
                                                                                   2006   1.199       1.296       273,183
                                                                                   2005   1.121       1.199       269,263
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.554       1.566         9,029
                                                                                   2013   1.456       1.554         9,029
                                                                                   2012   1.281       1.456        60,163
                                                                                   2011   1.282       1.281        70,861
                                                                                   2010   1.220       1.282        90,448
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.016       2.132        67,488
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.714       0.677            --
                                                                                   2008   1.278       0.714        43,310
                                                                                   2007   1.232       1.278        75,180
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.317       2.190        58,384
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.960       1.780         2,276
                                                                                   2013   1.684       1.960         6,773
                                                                                   2012   1.479       1.684        37,741
                                                                                   2011   1.698       1.479        37,990
                                                                                   2010   1.562       1.698        48,436
                                                                                   2009   1.217       1.562        51,123
                                                                                   2008   2.163       1.217        59,152
                                                                                   2007   2.072       2.163        78,241
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.997       1.077            --
                                                                                   2012   0.970       0.997            --
                                                                                   2011   1.050       0.970        16,973
                                                                                   2010   0.875       1.050        16,973
                                                                                   2009   0.656       0.875        29,507
                                                                                   2008   1.045       0.656        29,651
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.849       0.952            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.882       0.849        44,754
                                                                        2010   0.827       0.882        53,584
                                                                        2009   0.589       0.827        85,577
                                                                        2008   1.117       0.589        42,586
                                                                        2007   1.002       1.117        42,591
                                                                        2006   1.000       1.002        42,591
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.273       1.268        17,646
                                                                        2013   1.026       1.273        18,883
                                                                        2012   0.868       1.026       103,405
                                                                        2011   0.971       0.868       103,865
                                                                        2010   0.858       0.971       107,124
                                                                        2009   0.629       0.858       203,532
                                                                        2008   1.085       0.629       230,608
                                                                        2007   1.046       1.085       223,119
                                                                        2006   0.996       1.046       156,903
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.448       1.472       743,941
                                                                        2013   1.513       1.448       781,916
                                                                        2012   1.419       1.513       937,744
                                                                        2011   1.434       1.419       968,441
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.564       1.693        41,249
                                                                        2013   1.208       1.564        42,572
                                                                        2012   1.122       1.208        66,381
                                                                        2011   1.282       1.122        93,110
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.553       1.582        23,460
                                                                        2013   1.569       1.553        22,930
                                                                        2012   1.443       1.569        20,142
                                                                        2011   1.429       1.443        20,484
                                                                        2010   1.307       1.429        35,411
                                                                        2009   1.075       1.307        35,331
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.877       2.036       161,851
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.313       1.393        16,587
                                                                        2013   1.003       1.313        46,484
                                                                        2012   0.901       1.003        45,107
                                                                        2011   1.015       0.901        44,775
                                                                        2010   0.870       1.015        44,032
                                                                        2009   0.696       0.870        45,379
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.909       0.887       209,209
                                                                        2013   0.932       0.909       210,267
                                                                        2012   0.955       0.932       246,195
                                                                        2011   0.979       0.955       134,289
                                                                        2010   1.003       0.979        63,279
                                                                        2009   1.023       1.003       115,454
                                                                        2008   1.020       1.023       457,759
                                                                        2007   0.995       1.020       303,139
                                                                        2006   0.978       0.995       298,259
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.210       1.284         5,339
                                                                        2013   0.907       1.210         5,339
                                                                        2012   0.950       0.907        44,750
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.237       1.272       444,828
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.213       1.254            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.144       1.210            --
                                                                        2013   0.988       1.144            --
                                                                        2012   0.910       0.988            --
                                                                        2011   0.912       0.910            --
                                                                        2010   0.852       0.912            --
                                                                        2009   0.738       0.852            --
                                                                        2008   0.974       0.738            --
                                                                        2007   0.996       0.974            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.307       1.413            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.345       1.308            --
                                                                        2013   1.084       1.345            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.973       0.978            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.969       0.973       241,352
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.120       1.167            --
                                                                                2005   1.094       1.120        36,295
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.394       1.513            --
                                                                                2005   1.253       1.394       103,815
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.007       1.037            --
                                                                                2006   1.000       1.007        80,888
                                                                                2005   1.007       1.000        79,153
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.982       1.096            --
                                                                                2005   0.994       0.982        42,199
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.066       1.125            --
                                                                                2005   1.054       1.066        24,510
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.283       1.307            --
                                                                                2010   1.207       1.283        10,858
                                                                                2009   1.054       1.207        43,200
                                                                                2008   1.090       1.054        59,416
                                                                                2007   1.079       1.090        79,584
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.310       1.301            --
                                                                                2013   1.044       1.310         1,815
                                                                                2012   0.967       1.044         1,790
                                                                                2011   1.029       0.967         1,966
                                                                                2010   0.965       1.029         1,971
                                                                                2009   0.855       0.965         1,975
                                                                                2008   1.298       0.855         5,981
                                                                                2007   1.251       1.298        32,105
                                                                                2006   1.094       1.251        37,638
                                                                                2005   1.000       1.094        41,161
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.160       1.268            --
                                                                                2006   0.997       1.160            --
                                                                                2005   1.000       0.997            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.327       1.672            --
                                                                                2005   1.261       1.327         3,040
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.205       1.285            --
                                                                                2010   1.067       1.205       142,302
                                                                                2009   0.876       1.067       194,476
                                                                                2008   1.367       0.876       215,039
                                                                                2007   1.337       1.367       285,612
                                                                                2006   1.178       1.337       216,081
                                                                                2005   1.139       1.178       213,740
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.727       0.723            --
                                                                                2008   1.133       0.727       268,271
                                                                                2007   1.137       1.133       347,875
                                                                                2006   1.041       1.137       324,902
                                                                                2005   1.000       1.041       290,000
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.140       1.219            --
                                                                                2009   0.730       1.140       185,086
                                                                                2008   1.163       0.730       191,793
                                                                                2007   1.129       1.163       197,991
                                                                                2006   1.069       1.129       201,045
                                                                                2005   1.077       1.069       196,500
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.728       0.695            --
                                                                                2008   1.240       0.728        38,295
                                                                                2007   1.208       1.240        38,295
                                                                                2006   1.082       1.208        38,295
                                                                                2005   1.000       1.082         3,255
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.597       0.626            --
                                                                                2008   1.199       0.597         2,675
                                                                                2007   1.144       1.199         2,680
                                                                                2006   1.075       1.144         2,685
                                                                                2005   1.068       1.075         2,690
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   1.004       0.915            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.875       1.004         7,737
                                                                              2007   1.697       1.875        10,902
                                                                              2006   1.419       1.697        10,907
                                                                              2005   1.262       1.419         7,902
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.731       0.751            --
                                                                              2008   1.215       0.731        42,731
                                                                              2007   1.152       1.215        55,994
                                                                              2006   1.148       1.152        59,842
                                                                              2005   1.088       1.148        19,339
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.145       1.344            --
                                                                              2006   1.088       1.145        60,326
                                                                              2005   1.066       1.088        57,697
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.820       0.780            --
                                                                              2008   1.358       0.820        31,281
                                                                              2007   1.500       1.358        50,516
                                                                              2006   1.346       1.500        51,122
                                                                              2005   1.242       1.346        48,657
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.137       1.203            --
                                                                              2005   1.146       1.137         4,437
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.016       1.071            --
                                                                              2008   1.179       1.016        49,904
                                                                              2007   1.138       1.179       126,182
                                                                              2006   1.098       1.138       122,564
                                                                              2005   1.098       1.098       120,411
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.323       1.314            --
                                                                              2006   1.178       1.323        86,660
                                                                              2005   1.153       1.178        85,742
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.941       1.906            --
                                                                              2013   2.034       1.941        22,008
                                                                              2012   1.867       2.034        21,479
                                                                              2011   2.505       1.867        21,820
                                                                              2010   2.220       2.505        27,565
                                                                              2009   1.308       2.220        34,322
                                                                              2008   3.214       1.308        36,195
                                                                              2007   2.313       3.214        26,976
                                                                              2006   1.749       2.313        36,211
                                                                              2005   1.302       1.749        42,782
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.770       1.803            --
                                                                              2013   1.408       1.770            --
                                                                              2012   1.312       1.408            --
                                                                              2011   1.271       1.312            --
                                                                              2010   1.093       1.271            --
                                                                              2009   0.983       1.093        58,253
                                                                              2008   1.449       0.983        67,891
                                                                              2007   1.477       1.449        82,747
                                                                              2006   1.240       1.477        87,938
                                                                              2005   1.204       1.240        89,202
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.332       1.344            --
                                                                              2013   1.145       1.332        36,124
                                                                              2012   1.049       1.145        36,124
                                                                              2011   1.111       1.049        36,124
                                                                              2010   0.992       1.111        36,153
                                                                              2009   0.766       0.992        36,184
                                                                              2008   1.210       0.766            --
                                                                              2007   1.173       1.210            --
                                                                              2006   1.066       1.173            --
                                                                              2005   1.000       1.066            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.316       1.330            --
                                                                              2013   1.160       1.316         4,461
                                                                              2012   1.066       1.160         4,461
                                                                              2011   1.116       1.066         4,461
                                                                              2010   1.004       1.116        10,901
                                                                              2009   0.782       1.004        10,912
                                                                              2008   1.164       0.782        23,897
                                                                              2007   1.129       1.164        24,547
                                                                              2006   1.046       1.129        24,701
                                                                              2005   1.000       1.046            --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.728       1.935         8,383
                                                                      2013   1.334       1.728         9,828
                                                                      2012   1.233       1.334        47,614
                                                                      2011   1.342       1.233        65,109
                                                                      2010   1.167       1.342        73,332
                                                                      2009   0.955       1.167        86,161
                                                                      2008   1.477       0.955       110,687
                                                                      2007   1.437       1.477       145,877
                                                                      2006   1.312       1.437       153,047
                                                                      2005   1.249       1.312       152,095
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.891       2.409         1,498
                                                                      2013   1.909       1.891         1,499
                                                                      2012   1.685       1.909         1,501
                                                                      2011   1.573       1.685         9,937
                                                                      2010   1.254       1.573         9,940
                                                                      2009   0.977       1.254        18,261
                                                                      2008   1.624       0.977        15,937
                                                                      2007   2.058       1.624        22,251
                                                                      2006   1.545       2.058        24,712
                                                                      2005   1.378       1.545        24,463







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.155       1.227           --
                                                                              2006   1.116       1.155           --
                                                                              2005   1.054       1.116           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.285       1.266           --
                                                                              2007   1.206       1.285           --
                                                                              2006   1.114       1.206           --
                                                                              2005   1.064       1.114           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.602       1.699           --
                                                                              2013   1.267       1.602           --
                                                                              2012   1.160       1.267           --
                                                                              2011   1.122       1.160           --
                                                                              2010   0.954       1.122           --
                                                                              2009   0.833       0.954           --
                                                                              2008   1.172       0.833           --
                                                                              2007   1.235       1.172           --
                                                                              2006   1.081       1.235           --
                                                                              2005   1.072       1.081           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.684       1.765           --
                                                                              2013   1.250       1.684           --
                                                                              2012   1.156       1.250           --
                                                                              2011   1.246       1.156           --
                                                                              2010   1.001       1.246           --
                                                                              2009   0.715       1.001           --
                                                                              2008   1.274       0.715           --
                                                                              2007   1.175       1.274           --
                                                                              2006   1.108       1.175           --
                                                                              2005   1.084       1.108           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.640       1.421           --
                                                                              2013   1.367       1.640           --
                                                                              2012   1.186       1.367           --
                                                                              2011   1.360       1.186        2,518
                                                                              2010   1.287       1.360        3,725
                                                                              2009   0.963       1.287        3,726
                                                                              2008   1.655       0.963        3,728
                                                                              2007   1.470       1.655        1,211
                                                                              2006   1.241       1.470        1,212
                                                                              2005   1.155       1.241       40,479

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.815       2.126            --
                                                                                   2013   1.263       1.815            --
                                                                                   2012   1.093       1.263            --
                                                                                   2011   1.097       1.093            --
                                                                                   2010   0.902       1.097            --
                                                                                   2009   0.689       0.902            --
                                                                                   2008   1.189       0.689            --
                                                                                   2007   1.242       1.189            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.426       1.430            --
                                                                                   2013   1.106       1.426            --
                                                                                   2012   0.987       1.106            --
                                                                                   2011   1.079       0.987            --
                                                                                   2010   0.948       1.079            --
                                                                                   2009   0.752       0.948            --
                                                                                   2008   1.215       0.752            --
                                                                                   2007   1.277       1.215            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.379       1.526       158,223
                                                                                   2013   1.125       1.379       172,874
                                                                                   2012   1.011       1.125       244,169
                                                                                   2011   0.962       1.011       262,733
                                                                                   2010   0.880       0.962       491,906
                                                                                   2009   0.736       0.880       492,247
                                                                                   2008   1.160       0.736       513,672
                                                                                   2007   1.163       1.160       440,391
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.222       1.277            --
                                                                                   2006   1.063       1.222            --
                                                                                   2005   1.000       1.063            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.158       1.187            --
                                                                                   2006   1.057       1.158       287,514
                                                                                   2005   1.053       1.057            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.215       1.254            --
                                                                                   2006   1.125       1.215            --
                                                                                   2005   1.052       1.125            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.557       1.569       164,695
                                                                                   2013   1.460       1.557       119,344
                                                                                   2012   1.285       1.460       127,480
                                                                                   2011   1.287       1.285       131,652
                                                                                   2010   1.225       1.287       164,627
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.592       1.683            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.702       0.665            --
                                                                                   2008   1.257       0.702            --
                                                                                   2007   1.212       1.257            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.662       1.570            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.599       1.451            --
                                                                                   2013   1.374       1.599            --
                                                                                   2012   1.208       1.374            --
                                                                                   2011   1.387       1.208            --
                                                                                   2010   1.276       1.387            --
                                                                                   2009   0.995       1.276            --
                                                                                   2008   1.769       0.995            --
                                                                                   2007   1.695       1.769            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.993       1.073            --
                                                                                   2012   0.967       0.993            --
                                                                                   2011   1.047       0.967            --
                                                                                   2010   0.873       1.047         1,441
                                                                                   2009   0.655       0.873         1,443
                                                                                   2008   1.043       0.655         1,444
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.847       0.949            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.880       0.847            --
                                                                        2010   0.825       0.880            --
                                                                        2009   0.589       0.825            --
                                                                        2008   1.117       0.589            --
                                                                        2007   1.002       1.117            --
                                                                        2006   1.000       1.002            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.268       1.263            --
                                                                        2013   1.022       1.268            --
                                                                        2012   0.865       1.022            --
                                                                        2011   0.969       0.865            --
                                                                        2010   0.857       0.969            --
                                                                        2009   0.628       0.857            --
                                                                        2008   1.084       0.628            --
                                                                        2007   1.045       1.084            --
                                                                        2006   0.996       1.045            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.417       1.440        60,962
                                                                        2013   1.482       1.417        62,887
                                                                        2012   1.390       1.482       134,523
                                                                        2011   1.405       1.390        68,612
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.489       1.611            --
                                                                        2013   1.151       1.489            --
                                                                        2012   1.069       1.151            --
                                                                        2011   1.223       1.069            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.545       1.574       701,531
                                                                        2013   1.562       1.545       786,236
                                                                        2012   1.438       1.562       813,592
                                                                        2011   1.425       1.438       900,077
                                                                        2010   1.304       1.425     1,106,983
                                                                        2009   1.072       1.304       827,139
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.432       1.552            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.287       1.365            --
                                                                        2013   0.985       1.287            --
                                                                        2012   0.884       0.985            --
                                                                        2011   0.997       0.884            --
                                                                        2010   0.855       0.997            --
                                                                        2009   0.684       0.855            --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.928       0.905       465,427
                                                                        2013   0.952       0.928       597,980
                                                                        2012   0.976       0.952       381,762
                                                                        2011   1.001       0.976       551,593
                                                                        2010   1.026       1.001       667,194
                                                                        2009   1.047       1.026       727,410
                                                                        2008   1.044       1.047       828,785
                                                                        2007   1.019       1.044       319,950
                                                                        2006   1.003       1.019       200,250
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.205       1.278            --
                                                                        2013   0.904       1.205            --
                                                                        2012   0.940       0.904            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.232       1.266     3,660,658
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.208       1.249     9,485,129
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.140       1.205     1,111,612
                                                                        2013   0.985       1.140     1,316,513
                                                                        2012   0.907       0.985     1,320,663
                                                                        2011   0.911       0.907     1,564,923
                                                                        2010   0.850       0.911     1,562,576
                                                                        2009   0.737       0.850     1,606,830
                                                                        2008   0.973       0.737     1,454,572
                                                                        2007   0.996       0.973        77,438
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.301       1.406            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.339       1.302            --
                                                                        2013   1.080       1.339            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.997       1.003            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.993       0.997            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.070       1.115            --
                                                                                2005   1.046       1.070            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.300       1.410            --
                                                                                2005   1.168       1.300            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.030       1.061            --
                                                                                2006   1.024       1.030            18
                                                                                2005   1.032       1.024            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.978       1.091            --
                                                                                2005   0.991       0.978            --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.037       1.094            --
                                                                                2005   1.025       1.037            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.281       1.305            --
                                                                                2010   1.206       1.281       131,122
                                                                                2009   1.054       1.206       196,345
                                                                                2008   1.090       1.054        92,474
                                                                                2007   1.079       1.090            --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.304       1.296            --
                                                                                2013   1.040       1.304            --
                                                                                2012   0.964       1.040            --
                                                                                2011   1.026       0.964            --
                                                                                2010   0.963       1.026            --
                                                                                2009   0.853       0.963            --
                                                                                2008   1.297       0.853            --
                                                                                2007   1.250       1.297            --
                                                                                2006   1.094       1.250            --
                                                                                2005   1.000       1.094            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.160       1.266            --
                                                                                2006   0.997       1.160            --
                                                                                2005   1.000       0.997            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.237       1.558            --
                                                                                2005   1.177       1.237            --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.149       1.225            --
                                                                                2010   1.018       1.149            --
                                                                                2009   0.836       1.018            --
                                                                                2008   1.306       0.836            --
                                                                                2007   1.278       1.306            --
                                                                                2006   1.126       1.278            --
                                                                                2005   1.090       1.126            --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.725       0.721            --
                                                                                2008   1.132       0.725     1,288,035
                                                                                2007   1.136       1.132     1,379,675
                                                                                2006   1.040       1.136     1,108,388
                                                                                2005   1.000       1.040            --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.145       1.224            --
                                                                                2009   0.734       1.145       230,018
                                                                                2008   1.169       0.734       191,663
                                                                                2007   1.135       1.169        14,328
                                                                                2006   1.075       1.135            --
                                                                                2005   1.084       1.075            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.727       0.694            --
                                                                                2008   1.238       0.727            --
                                                                                2007   1.207       1.238            --
                                                                                2006   1.082       1.207            --
                                                                                2005   1.000       1.082            --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.602       0.632            --
                                                                                2008   1.212       0.602            --
                                                                                2007   1.156       1.212            --
                                                                                2006   1.088       1.156            --
                                                                                2005   1.080       1.088            --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.928       0.846            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.735       0.928             --
                                                                              2007   1.571       1.735             --
                                                                              2006   1.314       1.571             --
                                                                              2005   1.169       1.314             --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.717       0.737             --
                                                                              2008   1.193       0.717             --
                                                                              2007   1.131       1.193             --
                                                                              2006   1.128       1.131             --
                                                                              2005   1.069       1.128             --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.083       1.271             --
                                                                              2006   1.030       1.083             --
                                                                              2005   1.010       1.030             --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.760       0.723             --
                                                                              2008   1.259       0.760             --
                                                                              2007   1.391       1.259             --
                                                                              2006   1.250       1.391             --
                                                                              2005   1.153       1.250             --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.098       1.161             --
                                                                              2005   1.107       1.098             --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.014       1.069             --
                                                                              2008   1.177       1.014        621,814
                                                                              2007   1.137       1.177        194,625
                                                                              2006   1.097       1.137         96,599
                                                                              2005   1.098       1.097             --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.243       1.235             --
                                                                              2006   1.108       1.243             --
                                                                              2005   1.085       1.108             --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.921       1.886             --
                                                                              2013   2.014       1.921             --
                                                                              2012   1.849       2.014             --
                                                                              2011   2.482       1.849             --
                                                                              2010   2.202       2.482             --
                                                                              2009   1.297       2.202             --
                                                                              2008   3.190       1.297             --
                                                                              2007   2.296       3.190             --
                                                                              2006   1.737       2.296             --
                                                                              2005   1.294       1.737             --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.645       1.676             --
                                                                              2013   1.309       1.645             --
                                                                              2012   1.221       1.309             --
                                                                              2011   1.183       1.221             --
                                                                              2010   1.018       1.183             --
                                                                              2009   0.916       1.018             --
                                                                              2008   1.351       0.916             --
                                                                              2007   1.378       1.351             --
                                                                              2006   1.157       1.378             --
                                                                              2005   1.124       1.157             --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.326       1.338             --
                                                                              2013   1.140       1.326      9,068,420
                                                                              2012   1.045       1.140      9,724,794
                                                                              2011   1.108       1.045     10,695,981
                                                                              2010   0.990       1.108     13,006,789
                                                                              2009   0.765       0.990     14,091,325
                                                                              2008   1.208       0.765     14,781,443
                                                                              2007   1.172       1.208     11,881,094
                                                                              2006   1.066       1.172      6,538,277
                                                                              2005   1.000       1.066             --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.311       1.324             --
                                                                              2013   1.156       1.311      4,221,308
                                                                              2012   1.062       1.156      4,495,609
                                                                              2011   1.112       1.062      6,789,409
                                                                              2010   1.001       1.112      8,521,780
                                                                              2009   0.781       1.001      9,064,640
                                                                              2008   1.163       0.781      9,308,711
                                                                              2007   1.128       1.163      7,442,796
                                                                              2006   1.045       1.128      3,185,557
                                                                              2005   1.000       1.045             --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.574       1.762    --
                                                                      2013   1.216       1.574    --
                                                                      2012   1.125       1.216    --
                                                                      2011   1.225       1.125    --
                                                                      2010   1.065       1.225    --
                                                                      2009   0.872       1.065    --
                                                                      2008   1.350       0.872    --
                                                                      2007   1.314       1.350    --
                                                                      2006   1.200       1.314    --
                                                                      2005   1.143       1.200    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.785       2.273    --
                                                                      2013   1.803       1.785    --
                                                                      2012   1.592       1.803    --
                                                                      2011   1.487       1.592    --
                                                                      2010   1.186       1.487    --
                                                                      2009   0.925       1.186    --
                                                                      2008   1.538       0.925    --
                                                                      2007   1.950       1.538    --
                                                                      2006   1.465       1.950    --
                                                                      2005   1.307       1.465    --







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.153       1.225            --
                                                                              2006   1.115       1.153        10,572
                                                                              2005   1.054       1.115         4,484
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.283       1.263            --
                                                                              2007   1.204       1.283         9,191
                                                                              2006   1.113       1.204         9,306
                                                                              2005   1.064       1.113         2,228
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.594       1.690            --
                                                                              2013   1.261       1.594        77,870
                                                                              2012   1.156       1.261        94,203
                                                                              2011   1.118       1.156       102,887
                                                                              2010   0.951       1.118       111,713
                                                                              2009   0.831       0.951       114,243
                                                                              2008   1.170       0.831       127,438
                                                                              2007   1.233       1.170       129,085
                                                                              2006   1.080       1.233       132,903
                                                                              2005   1.071       1.080       133,735
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.676       1.756           530
                                                                              2013   1.244       1.676        13,075
                                                                              2012   1.152       1.244        14,387
                                                                              2011   1.242       1.152        15,909
                                                                              2010   0.998       1.242        18,196
                                                                              2009   0.713       0.998        42,102
                                                                              2008   1.272       0.713        46,376
                                                                              2007   1.173       1.272        19,438
                                                                              2006   1.107       1.173        20,456
                                                                              2005   1.084       1.107        20,338
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.632       1.414        48,486
                                                                              2013   1.361       1.632        47,068
                                                                              2012   1.181       1.361        15,037
                                                                              2011   1.356       1.181        15,256
                                                                              2010   1.283       1.356        15,023
                                                                              2009   0.960       1.283        55,818
                                                                              2008   1.653       0.960        63,067
                                                                              2007   1.468       1.653        61,363
                                                                              2006   1.240       1.468       141,961
                                                                              2005   1.155       1.240       136,574

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.807       2.115          545
                                                                                   2013   1.258       1.807       14,097
                                                                                   2012   1.089       1.258       15,514
                                                                                   2011   1.094       1.089       17,158
                                                                                   2010   0.900       1.094       19,628
                                                                                   2009   0.688       0.900       22,456
                                                                                   2008   1.187       0.688       26,044
                                                                                   2007   1.241       1.187       26,047
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.419       1.423           --
                                                                                   2013   1.102       1.419          447
                                                                                   2012   0.983       1.102          449
                                                                                   2011   1.075       0.983          452
                                                                                   2010   0.946       1.075          714
                                                                                   2009   0.750       0.946          717
                                                                                   2008   1.213       0.750          720
                                                                                   2007   1.275       1.213          723
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.372       1.518       26,485
                                                                                   2013   1.120       1.372       27,267
                                                                                   2012   1.007       1.120       45,375
                                                                                   2011   0.959       1.007       46,387
                                                                                   2010   0.878       0.959       50,314
                                                                                   2009   0.734       0.878       50,412
                                                                                   2008   1.158       0.734       48,510
                                                                                   2007   1.161       1.158       50,751
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.221       1.276           --
                                                                                   2006   1.062       1.221           --
                                                                                   2005   1.000       1.062           --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.156       1.185           --
                                                                                   2006   1.056       1.156          857
                                                                                   2005   1.052       1.056          861
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.214       1.252           --
                                                                                   2006   1.124       1.214       26,050
                                                                                   2005   1.052       1.124       26,052
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.550       1.561           --
                                                                                   2013   1.454       1.550       14,057
                                                                                   2012   1.280       1.454       39,930
                                                                                   2011   1.283       1.280       40,921
                                                                                   2010   1.222       1.283       42,866
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.584       1.674        9,901
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.701       0.663           --
                                                                                   2008   1.255       0.701       12,103
                                                                                   2007   1.210       1.255        9,921
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.653       1.561          803
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.591       1.443       17,808
                                                                                   2013   1.368       1.591       37,868
                                                                                   2012   1.203       1.368       38,126
                                                                                   2011   1.382       1.203       38,396
                                                                                   2010   1.273       1.382       38,700
                                                                                   2009   0.992       1.273       39,314
                                                                                   2008   1.766       0.992       39,314
                                                                                   2007   1.693       1.766       39,769
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.989       1.068           --
                                                                                   2012   0.964       0.989        6,640
                                                                                   2011   1.044       0.964       11,672
                                                                                   2010   0.871       1.044       12,204
                                                                                   2009   0.654       0.871       12,212
                                                                                   2008   1.042       0.654       11,114
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.844       0.946           --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.878       0.844           939
                                                                        2010   0.824       0.878           945
                                                                        2009   0.588       0.824           950
                                                                        2008   1.116       0.588           956
                                                                        2007   1.001       1.116           961
                                                                        2006   1.000       1.001           965
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.263       1.257            --
                                                                        2013   1.019       1.263        19,674
                                                                        2012   0.863       1.019        35,999
                                                                        2011   0.966       0.863        39,448
                                                                        2010   0.855       0.966        41,023
                                                                        2009   0.627       0.855        45,105
                                                                        2008   1.083       0.627        37,642
                                                                        2007   1.045       1.083        38,583
                                                                        2006   0.996       1.045        40,211
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.411       1.433       174,479
                                                                        2013   1.475       1.411       193,110
                                                                        2012   1.385       1.475       285,650
                                                                        2011   1.401       1.385       281,216
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.482       1.603            --
                                                                        2013   1.146       1.482        35,019
                                                                        2012   1.065       1.146        47,046
                                                                        2011   1.218       1.065        46,999
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.538       1.566        44,992
                                                                        2013   1.556       1.538        67,035
                                                                        2012   1.432       1.556        74,415
                                                                        2011   1.420       1.432        84,768
                                                                        2010   1.300       1.420        44,146
                                                                        2009   1.070       1.300        48,110
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.424       1.544           445
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.281       1.358            --
                                                                        2013   0.980       1.281            --
                                                                        2012   0.881       0.980        12,420
                                                                        2011   0.994       0.881        12,420
                                                                        2010   0.852       0.994        13,403
                                                                        2009   0.682       0.852        13,406
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.924       0.901           320
                                                                        2013   0.948       0.924        29,278
                                                                        2012   0.972       0.948        28,685
                                                                        2011   0.997       0.972        59,312
                                                                        2010   1.023       0.997       129,181
                                                                        2009   1.045       1.023       313,968
                                                                        2008   1.042       1.045       275,101
                                                                        2007   1.018       1.042       142,532
                                                                        2006   1.002       1.018       251,652
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.200       1.272           927
                                                                        2013   0.901       1.200           931
                                                                        2012   0.940       0.901           935
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.227       1.261        47,362
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.203       1.244       187,959
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.137       1.201            --
                                                                        2013   0.982       1.137            --
                                                                        2012   0.905       0.982            --
                                                                        2011   0.909       0.905            --
                                                                        2010   0.849       0.909            --
                                                                        2009   0.736       0.849            --
                                                                        2008   0.973       0.736            --
                                                                        2007   0.996       0.973            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.295       1.400            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.333       1.296            --
                                                                        2013   1.076       1.333            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.996       1.002            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.993       0.996        39,858
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.069       1.114            --
                                                                                2005   1.046       1.069           866
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.299       1.409            --
                                                                                2005   1.168       1.299        25,799
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.029       1.059            --
                                                                                2006   1.023       1.029        79,869
                                                                                2005   1.032       1.023        33,873
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.978       1.090            --
                                                                                2005   0.991       0.978            --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.036       1.092            --
                                                                                2005   1.025       1.036           879
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.279       1.303            --
                                                                                2010   1.204       1.279         8,048
                                                                                2009   1.053       1.204        52,961
                                                                                2008   1.090       1.053        67,696
                                                                                2007   1.079       1.090        83,985
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.298       1.290            --
                                                                                2013   1.036       1.298            --
                                                                                2012   0.961       1.036            --
                                                                                2011   1.023       0.961            --
                                                                                2010   0.961       1.023            --
                                                                                2009   0.851       0.961            --
                                                                                2008   1.295       0.851            --
                                                                                2007   1.249       1.295            --
                                                                                2006   1.093       1.249            --
                                                                                2005   1.000       1.093            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.159       1.265            --
                                                                                2006   0.997       1.159            --
                                                                                2005   1.000       0.997            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.236       1.556            --
                                                                                2005   1.176       1.236            --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.145       1.221            --
                                                                                2010   1.015       1.145        48,907
                                                                                2009   0.834       1.015        93,967
                                                                                2008   1.303       0.834        79,426
                                                                                2007   1.276       1.303        79,846
                                                                                2006   1.125       1.276            --
                                                                                2005   1.089       1.125            --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.724       0.720            --
                                                                                2008   1.130       0.724        19,758
                                                                                2007   1.136       1.130        63,050
                                                                                2006   1.040       1.136        62,573
                                                                                2005   1.000       1.040        63,320
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.142       1.221            --
                                                                                2009   0.732       1.142       166,216
                                                                                2008   1.167       0.732        53,238
                                                                                2007   1.134       1.167        99,624
                                                                                2006   1.074       1.134        99,376
                                                                                2005   1.084       1.074        80,756
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.726       0.692            --
                                                                                2008   1.237       0.726        92,509
                                                                                2007   1.206       1.237        91,110
                                                                                2006   1.081       1.206        91,483
                                                                                2005   1.000       1.081            --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.601       0.631            --
                                                                                2008   1.209       0.601           544
                                                                                2007   1.155       1.209           547
                                                                                2006   1.087       1.155           549
                                                                                2005   1.080       1.087           552
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.926       0.844            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.732       0.926        16,449
                                                                              2007   1.569       1.732        14,003
                                                                              2006   1.313       1.569        15,655
                                                                              2005   1.169       1.313         6,002
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.716       0.735            --
                                                                              2008   1.191       0.716        21,057
                                                                              2007   1.130       1.191        19,622
                                                                              2006   1.128       1.130        20,461
                                                                              2005   1.069       1.128         6,799
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.082       1.269            --
                                                                              2006   1.029       1.082        37,539
                                                                              2005   1.009       1.029        27,863
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.758       0.721            --
                                                                              2008   1.257       0.758        41,624
                                                                              2007   1.389       1.257        39,190
                                                                              2006   1.249       1.389        39,043
                                                                              2005   1.153       1.249        30,278
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.097       1.160            --
                                                                              2005   1.107       1.097            --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.011       1.066            --
                                                                              2008   1.175       1.011        54,549
                                                                              2007   1.135       1.175        59,349
                                                                              2006   1.096       1.135        57,460
                                                                              2005   1.097       1.096        47,392
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.242       1.233            --
                                                                              2006   1.107       1.242        87,544
                                                                              2005   1.085       1.107        66,146
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.912       1.877            --
                                                                              2013   2.005       1.912            --
                                                                              2012   1.842       2.005         2,924
                                                                              2011   2.474       1.842         2,924
                                                                              2010   2.195       2.474         3,155
                                                                              2009   1.294       2.195        11,960
                                                                              2008   3.184       1.294        10,978
                                                                              2007   2.293       3.184         8,152
                                                                              2006   1.736       2.293        12,089
                                                                              2005   1.294       1.736         6,296
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.637       1.668            --
                                                                              2013   1.304       1.637        61,524
                                                                              2012   1.216       1.304        64,283
                                                                              2011   1.180       1.216        70,751
                                                                              2010   1.015       1.180        74,994
                                                                              2009   0.914       1.015        72,179
                                                                              2008   1.349       0.914        78,085
                                                                              2007   1.377       1.349        83,410
                                                                              2006   1.156       1.377        90,154
                                                                              2005   1.124       1.156        92,428
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.321       1.332            --
                                                                              2013   1.136       1.321        35,477
                                                                              2012   1.042       1.136        37,920
                                                                              2011   1.105       1.042        36,419
                                                                              2010   0.987       1.105        20,057
                                                                              2009   0.763       0.987        21,535
                                                                              2008   1.207       0.763        26,163
                                                                              2007   1.171       1.207        26,793
                                                                              2006   1.066       1.171        26,667
                                                                              2005   1.000       1.066            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.305       1.318            --
                                                                              2013   1.152       1.305        49,354
                                                                              2012   1.059       1.152        99,323
                                                                              2011   1.109       1.059       123,371
                                                                              2010   0.999       1.109       139,576
                                                                              2009   0.780       0.999       147,184
                                                                              2008   1.161       0.780       161,408
                                                                              2007   1.127       1.161       169,154
                                                                              2006   1.045       1.127        83,286
                                                                              2005   1.000       1.045        38,446

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.567       1.753            --
                                                                      2013   1.210       1.567        75,572
                                                                      2012   1.121       1.210        79,660
                                                                      2011   1.221       1.121        79,360
                                                                      2010   1.062       1.221        84,464
                                                                      2009   0.870       1.062        91,072
                                                                      2008   1.347       0.870        95,383
                                                                      2007   1.312       1.347       104,718
                                                                      2006   1.199       1.312       104,586
                                                                      2005   1.142       1.199       106,480
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.777       2.261            --
                                                                      2013   1.795       1.777        22,608
                                                                      2012   1.586       1.795        31,035
                                                                      2011   1.483       1.586        34,179
                                                                      2010   1.183       1.483        39,644
                                                                      2009   0.923       1.183        74,508
                                                                      2008   1.535       0.923        47,947
                                                                      2007   1.947       1.535        43,296
                                                                      2006   1.463       1.947        48,600
                                                                      2005   1.307       1.463        45,118







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.166       1.239           --
                                                                              2006   1.129       1.166       11,660
                                                                              2005   1.068       1.129       16,532
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.385       1.364           --
                                                                              2007   1.302       1.385           --
                                                                              2006   1.205       1.302           --
                                                                              2005   1.153       1.205           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.645       1.742           --
                                                                              2013   1.303       1.645           --
                                                                              2012   1.195       1.303           --
                                                                              2011   1.158       1.195           --
                                                                              2010   0.985       1.158       28,958
                                                                              2009   0.862       0.985       29,883
                                                                              2008   1.215       0.862       40,088
                                                                              2007   1.282       1.215       60,075
                                                                              2006   1.124       1.282       60,652
                                                                              2005   1.116       1.124       77,251
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.980       2.072           --
                                                                              2013   1.471       1.980           --
                                                                              2012   1.363       1.471           --
                                                                              2011   1.471       1.363           --
                                                                              2010   1.183       1.471       17,084
                                                                              2009   0.846       1.183       18,166
                                                                              2008   1.511       0.846       17,314
                                                                              2007   1.395       1.511       28,339
                                                                              2006   1.318       1.395       32,417
                                                                              2005   1.292       1.318       39,590
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.896       1.641           --
                                                                              2013   1.583       1.896           --
                                                                              2012   1.375       1.583           --
                                                                              2011   1.580       1.375           --
                                                                              2010   1.497       1.580       21,204
                                                                              2009   1.121       1.497       27,226
                                                                              2008   1.932       1.121       28,007
                                                                              2007   1.718       1.932       37,773
                                                                              2006   1.453       1.718       34,073
                                                                              2005   1.354       1.453       41,581

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.904       2.227            --
                                                                                   2013   1.327       1.904            --
                                                                                   2012   1.150       1.327            --
                                                                                   2011   1.156       1.150            --
                                                                                   2010   0.952       1.156        35,323
                                                                                   2009   0.728       0.952        35,188
                                                                                   2008   1.259       0.728        34,133
                                                                                   2007   1.316       1.259        40,944
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.636       1.639            --
                                                                                   2013   1.271       1.636            --
                                                                                   2012   1.135       1.271            --
                                                                                   2011   1.243       1.135            --
                                                                                   2010   1.094       1.243            --
                                                                                   2009   0.869       1.094            --
                                                                                   2008   1.407       0.869            --
                                                                                   2007   1.479       1.407            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.467       1.621       171,577
                                                                                   2013   1.199       1.467       219,495
                                                                                   2012   1.079       1.199       114,181
                                                                                   2011   1.029       1.079       127,114
                                                                                   2010   0.942       1.029       154,516
                                                                                   2009   0.789       0.942       154,530
                                                                                   2008   1.246       0.789       182,676
                                                                                   2007   1.250       1.246       127,245
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.219       1.273            --
                                                                                   2006   1.062       1.219            --
                                                                                   2005   1.000       1.062            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.202       1.232            --
                                                                                   2006   1.099       1.202        73,488
                                                                                   2005   1.096       1.099            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.288       1.328            --
                                                                                   2006   1.194       1.288        38,118
                                                                                   2005   1.118       1.194        39,508
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.523       1.532        28,910
                                                                                   2013   1.430       1.523        29,131
                                                                                   2012   1.260       1.430        50,232
                                                                                   2011   1.264       1.260        31,483
                                                                                   2010   1.205       1.264        31,751
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.801       1.902            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.707       0.669            --
                                                                                   2008   1.268       0.707        13,229
                                                                                   2007   1.223       1.268        11,176
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.989       1.877            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.815       1.645            --
                                                                                   2013   1.563       1.815            --
                                                                                   2012   1.375       1.563            --
                                                                                   2011   1.581       1.375            --
                                                                                   2010   1.458       1.581            --
                                                                                   2009   1.138       1.458            --
                                                                                   2008   2.027       1.138            --
                                                                                   2007   1.944       2.027            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.982       1.060            --
                                                                                   2012   0.957       0.982            --
                                                                                   2011   1.038       0.957            --
                                                                                   2010   0.867       1.038         5,120
                                                                                   2009   0.651       0.867            --
                                                                                   2008   1.038       0.651            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.840       0.941            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.874       0.840            --
                                                                        2010   0.820       0.874        27,912
                                                                        2009   0.586       0.820        31,451
                                                                        2008   1.114       0.586        29,975
                                                                        2007   1.001       1.114        30,020
                                                                        2006   1.000       1.001        29,146
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.253       1.246            --
                                                                        2013   1.012       1.253            --
                                                                        2012   0.858       1.012            --
                                                                        2011   0.962       0.858            --
                                                                        2010   0.852       0.962         3,355
                                                                        2009   0.626       0.852         3,356
                                                                        2008   1.081       0.626        18,535
                                                                        2007   1.044       1.081        15,657
                                                                        2006   0.996       1.044        16,432
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.399       1.420        22,622
                                                                        2013   1.465       1.399        76,310
                                                                        2012   1.377       1.465       116,479
                                                                        2011   1.393       1.377       155,603
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.533       1.656            --
                                                                        2013   1.186       1.533            --
                                                                        2012   1.104       1.186            --
                                                                        2011   1.263       1.104            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.522       1.548       349,477
                                                                        2013   1.541       1.522       224,814
                                                                        2012   1.420       1.541       261,982
                                                                        2011   1.409       1.420       229,230
                                                                        2010   1.291       1.409       635,747
                                                                        2009   1.063       1.291       315,674
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.641       1.778            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.286       1.362            --
                                                                        2013   0.985       1.286            --
                                                                        2012   0.886       0.985            --
                                                                        2011   1.001       0.886            --
                                                                        2010   0.859       1.001         7,883
                                                                        2009   0.688       0.859            --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.900       0.876       100,232
                                                                        2013   0.924       0.900        65,623
                                                                        2012   0.949       0.924        65,627
                                                                        2011   0.974       0.949        29,233
                                                                        2010   1.001       0.974        57,134
                                                                        2009   1.023       1.001       268,657
                                                                        2008   1.021       1.023       731,272
                                                                        2007   0.998       1.021       113,659
                                                                        2006   0.983       0.998        38,077
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.191       1.261            --
                                                                        2013   0.895       1.191            --
                                                                        2012   0.940       0.895            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.217       1.250       875,723
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.193       1.233     1,687,307
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.129       1.191        13,311
                                                                        2013   0.977       1.129        60,833
                                                                        2012   0.901       0.977        51,092
                                                                        2011   0.906       0.901        55,001
                                                                        2010   0.847       0.906        59,049
                                                                        2009   0.735       0.847        63,404
                                                                        2008   0.972       0.735        68,515
                                                                        2007   0.996       0.972            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.283       1.386            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.322       1.283            --
                                                                        2013   1.067       1.322            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.978       0.983            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.976       0.978        40,712
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.115       1.161            --
                                                                                2005   1.092       1.115        26,841
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.388       1.506            --
                                                                                2005   1.250       1.388        15,536
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.001       1.029            --
                                                                                2006   0.996       1.001        88,503
                                                                                2005   1.005       0.996        38,119
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.978       1.089            --
                                                                                2005   0.993       0.978        16,012
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.062       1.118            --
                                                                                2005   1.051       1.062            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.275       1.298            --
                                                                                2010   1.202       1.275        78,007
                                                                                2009   1.052       1.202        75,952
                                                                                2008   1.090       1.052       101,374
                                                                                2007   1.079       1.090        76,996
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.287       1.278            --
                                                                                2013   1.028       1.287            --
                                                                                2012   0.954       1.028            --
                                                                                2011   1.017       0.954            --
                                                                                2010   0.956       1.017            --
                                                                                2009   0.848       0.956            --
                                                                                2008   1.291       0.848            --
                                                                                2007   1.246       1.291            --
                                                                                2006   1.092       1.246            --
                                                                                2005   1.000       1.092         4,905
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.157       1.262            --
                                                                                2006   0.996       1.157            --
                                                                                2005   1.000       0.996            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.322       1.662            --
                                                                                2005   1.259       1.322         2,281
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.188       1.266            --
                                                                                2010   1.054       1.188        65,571
                                                                                2009   0.867       1.054        72,187
                                                                                2008   1.356       0.867        63,691
                                                                                2007   1.329       1.356       100,859
                                                                                2006   1.173       1.329        66,424
                                                                                2005   1.137       1.173        79,024
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.721       0.717            --
                                                                                2008   1.127       0.721       123,665
                                                                                2007   1.134       1.127        68,183
                                                                                2006   1.039       1.134        33,773
                                                                                2005   1.000       1.039            --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.127       1.204            --
                                                                                2009   0.723       1.127        29,888
                                                                                2008   1.153       0.723        22,857
                                                                                2007   1.122       1.153       128,254
                                                                                2006   1.064       1.122       115,966
                                                                                2005   1.075       1.064       113,735
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.723       0.690            --
                                                                                2008   1.234       0.723            --
                                                                                2007   1.204       1.234            --
                                                                                2006   1.081       1.204            --
                                                                                2005   1.000       1.081         4,988
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.591       0.620            --
                                                                                2008   1.189       0.591            --
                                                                                2007   1.137       1.189            --
                                                                                2006   1.071       1.137            --
                                                                                2005   1.066       1.071            --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.994       0.905            --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.860       0.994            --
                                                                              2007   1.687       1.860            --
                                                                              2006   1.413       1.687            --
                                                                              2005   1.259       1.413            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.724       0.743            --
                                                                              2008   1.206       0.724        35,070
                                                                              2007   1.145       1.206        35,070
                                                                              2006   1.144       1.145        34,272
                                                                              2005   1.086       1.144        15,476
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.139       1.334            --
                                                                              2006   1.084       1.139            --
                                                                              2005   1.064       1.084            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.812       0.772            --
                                                                              2008   1.347       0.812            --
                                                                              2007   1.490       1.347            --
                                                                              2006   1.341       1.490            --
                                                                              2005   1.239       1.341         4,518
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.132       1.197            --
                                                                              2005   1.144       1.132            --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.006       1.060            --
                                                                              2008   1.169       1.006       170,064
                                                                              2007   1.131       1.169       196,459
                                                                              2006   1.093       1.131       162,813
                                                                              2005   1.095       1.093        82,149
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.314       1.304            --
                                                                              2006   1.173       1.314        44,121
                                                                              2005   1.151       1.173        52,572
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.903       1.867            --
                                                                              2013   1.997       1.903            --
                                                                              2012   1.837       1.997            --
                                                                              2011   2.470       1.837            --
                                                                              2010   2.194       2.470        13,860
                                                                              2009   1.294       2.194        11,074
                                                                              2008   3.188       1.294        12,528
                                                                              2007   2.298       3.188        17,202
                                                                              2006   1.742       2.298        25,035
                                                                              2005   1.299       1.742        37,507
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.734       1.766            --
                                                                              2013   1.382       1.734            --
                                                                              2012   1.291       1.382            --
                                                                              2011   1.253       1.291            --
                                                                              2010   1.079       1.253            --
                                                                              2009   0.973       1.079            --
                                                                              2008   1.437       0.973            --
                                                                              2007   1.468       1.437            --
                                                                              2006   1.234       1.468            --
                                                                              2005   1.201       1.234            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.309       1.321            --
                                                                              2013   1.127       1.309     1,649,147
                                                                              2012   1.035       1.127     2,635,592
                                                                              2011   1.098       1.035     2,970,021
                                                                              2010   0.983       1.098     3,462,395
                                                                              2009   0.761       0.983     4,229,201
                                                                              2008   1.203       0.761     4,305,022
                                                                              2007   1.169       1.203     4,515,243
                                                                              2006   1.065       1.169     3,065,117
                                                                              2005   1.000       1.065            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.294       1.306            --
                                                                              2013   1.143       1.294     1,065,552
                                                                              2012   1.052       1.143     1,081,362
                                                                              2011   1.103       1.052     1,246,612
                                                                              2010   0.994       1.103     1,906,722
                                                                              2009   0.777       0.994     1,615,304
                                                                              2008   1.158       0.777     1,449,443
                                                                              2007   1.125       1.158     2,078,203
                                                                              2006   1.045       1.125     1,833,211
                                                                              2005   1.000       1.045            --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.693       1.893           --
                                                                      2013   1.310       1.693           --
                                                                      2012   1.214       1.310           --
                                                                      2011   1.323       1.214           --
                                                                      2010   1.153       1.323        2,477
                                                                      2009   0.945       1.153        2,392
                                                                      2008   1.465       0.945        2,133
                                                                      2007   1.428       1.465        1,991
                                                                      2006   1.306       1.428        2,143
                                                                      2005   1.246       1.306        1,781
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.853       2.356           --
                                                                      2013   1.874       1.853           --
                                                                      2012   1.658       1.874           --
                                                                      2011   1.551       1.658           --
                                                                      2010   1.239       1.551           --
                                                                      2009   0.967       1.239           --
                                                                      2008   1.611       0.967           --
                                                                      2007   2.045       1.611           --
                                                                      2006   1.539       2.045           --
                                                                      2005   1.375       1.539        8,481







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.149       1.220           --
                                                                              2006   1.113       1.149           --
                                                                              2005   1.053       1.113           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.276       1.256           --
                                                                              2007   1.199       1.276           --
                                                                              2006   1.110       1.199           --
                                                                              2005   1.063       1.110           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.572       1.663        8,656
                                                                              2013   1.245       1.572           --
                                                                              2012   1.143       1.245           --
                                                                              2011   1.107       1.143           --
                                                                              2010   0.943       1.107           --
                                                                              2009   0.826       0.943           --
                                                                              2008   1.164       0.826           --
                                                                              2007   1.229       1.164           --
                                                                              2006   1.078       1.229           --
                                                                              2005   1.070       1.078           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.652       1.728        4,137
                                                                              2013   1.229       1.652           --
                                                                              2012   1.139       1.229           --
                                                                              2011   1.229       1.139           --
                                                                              2010   0.990       1.229           --
                                                                              2009   0.708       0.990           --
                                                                              2008   1.265       0.708           --
                                                                              2007   1.169       1.265           --
                                                                              2006   1.105       1.169           --
                                                                              2005   1.083       1.105           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.609       1.391           --
                                                                              2013   1.344       1.609           --
                                                                              2012   1.168       1.344           --
                                                                              2011   1.343       1.168           --
                                                                              2010   1.272       1.343        7,480
                                                                              2009   0.954       1.272        7,318
                                                                              2008   1.644       0.954        8,325
                                                                              2007   1.463       1.644        7,824
                                                                              2006   1.237       1.463        8,544
                                                                              2005   1.154       1.237        4,762

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.781       2.082            --
                                                                                   2013   1.241       1.781            --
                                                                                   2012   1.077       1.241            --
                                                                                   2011   1.083       1.077            --
                                                                                   2010   0.892       1.083            --
                                                                                   2009   0.683       0.892            --
                                                                                   2008   1.181       0.683            --
                                                                                   2007   1.235       1.181            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.399       1.402            --
                                                                                   2013   1.088       1.399            --
                                                                                   2012   0.972       1.088            --
                                                                                   2011   1.065       0.972            --
                                                                                   2010   0.938       1.065            --
                                                                                   2009   0.745       0.938            --
                                                                                   2008   1.207       0.745         5,857
                                                                                   2007   1.269       1.207         5,857
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.353       1.494       143,869
                                                                                   2013   1.106       1.353       151,927
                                                                                   2012   0.996       1.106       137,144
                                                                                   2011   0.950       0.996       152,722
                                                                                   2010   0.870       0.950       290,885
                                                                                   2009   0.729       0.870       294,707
                                                                                   2008   1.152       0.729       298,666
                                                                                   2007   1.156       1.152       130,657
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.218       1.272            --
                                                                                   2006   1.061       1.218            --
                                                                                   2005   1.000       1.061            --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.152       1.180            --
                                                                                   2006   1.054       1.152            --
                                                                                   2005   1.052       1.054            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.209       1.247            --
                                                                                   2006   1.122       1.209            --
                                                                                   2005   1.051       1.122            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.528       1.536        34,062
                                                                                   2013   1.436       1.528        34,090
                                                                                   2012   1.266       1.436        21,698
                                                                                   2011   1.271       1.266        21,698
                                                                                   2010   1.211       1.271        21,698
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.561       1.648            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.696       0.659            --
                                                                                   2008   1.248       0.696            --
                                                                                   2007   1.205       1.248            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.629       1.537            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.568       1.420            --
                                                                                   2013   1.351       1.568            --
                                                                                   2012   1.190       1.351            --
                                                                                   2011   1.369       1.190            --
                                                                                   2010   1.262       1.369            --
                                                                                   2009   0.986       1.262            --
                                                                                   2008   1.757       0.986            --
                                                                                   2007   1.685       1.757            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.978       1.056            --
                                                                                   2012   0.954       0.978            --
                                                                                   2011   1.035       0.954            --
                                                                                   2010   0.865       1.035            --
                                                                                   2009   0.650       0.865            --
                                                                                   2008   1.037       0.650            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.837       0.938            --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.872       0.837            --
                                                                        2010   0.819       0.872            --
                                                                        2009   0.586       0.819            --
                                                                        2008   1.113       0.586            --
                                                                        2007   1.000       1.113            --
                                                                        2006   1.000       1.000            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.248       1.241         5,640
                                                                        2013   1.009       1.248            --
                                                                        2012   0.856       1.009            --
                                                                        2011   0.960       0.856            --
                                                                        2010   0.850       0.960            --
                                                                        2009   0.625       0.850            --
                                                                        2008   1.080       0.625            --
                                                                        2007   1.044       1.080            --
                                                                        2006   0.996       1.044            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.391       1.410         4,987
                                                                        2013   1.456       1.391         4,809
                                                                        2012   1.370       1.456         4,122
                                                                        2011   1.386       1.370         4,050
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.461       1.578            --
                                                                        2013   1.131       1.461            --
                                                                        2012   1.053       1.131            --
                                                                        2011   1.206       1.053            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.516       1.541        18,096
                                                                        2013   1.536       1.516        18,096
                                                                        2012   1.416       1.536        18,096
                                                                        2011   1.406       1.416        18,096
                                                                        2010   1.289       1.406        32,902
                                                                        2009   1.062       1.289        18,096
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.404       1.520         9,485
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.263       1.337            --
                                                                        2013   0.968       1.263            --
                                                                        2012   0.871       0.968            --
                                                                        2011   0.984       0.871            --
                                                                        2010   0.845       0.984            --
                                                                        2009   0.677       0.845            --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.911       0.886            --
                                                                        2013   0.936       0.911            --
                                                                        2012   0.961       0.936            --
                                                                        2011   0.988       0.961            --
                                                                        2010   1.015       0.988         3,996
                                                                        2009   1.038       1.015         4,279
                                                                        2008   1.037       1.038            --
                                                                        2007   1.014       1.037            --
                                                                        2006   0.999       1.014            --
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.187       1.256        11,180
                                                                        2013   0.892       1.187            --
                                                                        2012   0.930       0.892            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.212       1.245       590,843
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.189       1.227     1,393,587
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.125       1.187        37,281
                                                                        2013   0.974       1.125        73,139
                                                                        2012   0.899       0.974        61,443
                                                                        2011   0.904       0.899        71,688
                                                                        2010   0.846       0.904        74,532
                                                                        2009   0.735       0.846        77,612
                                                                        2008   0.972       0.735       204,159
                                                                        2007   0.996       0.972            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.277       1.379            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.316       1.277            --
                                                                        2013   1.063       1.316            --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.994       0.999            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.992       0.994           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.067       1.111           --
                                                                                2005   1.045       1.067           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.296       1.405           --
                                                                                2005   1.167       1.296           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.025       1.054           --
                                                                                2006   1.021       1.025           --
                                                                                2005   1.031       1.021           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.975       1.086           --
                                                                                2005   0.990       0.975           --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.034       1.088           --
                                                                                2005   1.024       1.034           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.273       1.296           --
                                                                                2010   1.200       1.273           --
                                                                                2009   1.051       1.200           --
                                                                                2008   1.090       1.051           --
                                                                                2007   1.079       1.090           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.281       1.272           --
                                                                                2013   1.024       1.281           --
                                                                                2012   0.951       1.024           --
                                                                                2011   1.014       0.951           --
                                                                                2010   0.954       1.014           --
                                                                                2009   0.847       0.954           --
                                                                                2008   1.289       0.847           --
                                                                                2007   1.245       1.289           --
                                                                                2006   1.092       1.245           --
                                                                                2005   1.000       1.092           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.156       1.261           --
                                                                                2006   0.996       1.156           --
                                                                                2005   1.000       0.996           --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.234       1.551           --
                                                                                2005   1.175       1.234           --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.134       1.209           --
                                                                                2010   1.007       1.134           --
                                                                                2009   0.828       1.007           --
                                                                                2008   1.296       0.828           --
                                                                                2007   1.271       1.296           --
                                                                                2006   1.122       1.271           --
                                                                                2005   1.088       1.122           --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.720       0.716           --
                                                                                2008   1.126       0.720        8,886
                                                                                2007   1.133       1.126        8,706
                                                                                2006   1.039       1.133          605
                                                                                2005   1.000       1.039           --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.133       1.210           --
                                                                                2009   0.727       1.133       21,698
                                                                                2008   1.161       0.727           --
                                                                                2007   1.130       1.161           --
                                                                                2006   1.072       1.130           --
                                                                                2005   1.083       1.072           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.722       0.688           --
                                                                                2008   1.232       0.722           --
                                                                                2007   1.203       1.232           --
                                                                                2006   1.080       1.203           --
                                                                                2005   1.000       1.080           --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.597       0.626           --
                                                                                2008   1.203       0.597           --
                                                                                2007   1.151       1.203           --
                                                                                2006   1.084       1.151           --
                                                                                2005   1.079       1.084           --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.920       0.838           --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.723       0.920            --
                                                                              2007   1.563       1.723            --
                                                                              2006   1.310       1.563            --
                                                                              2005   1.168       1.310            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.711       0.729            --
                                                                              2008   1.184       0.711            --
                                                                              2007   1.126       1.184            --
                                                                              2006   1.125       1.126            --
                                                                              2005   1.068       1.125            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.078       1.262            --
                                                                              2006   1.027       1.078            --
                                                                              2005   1.009       1.027            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.753       0.716            --
                                                                              2008   1.250       0.753            --
                                                                              2007   1.384       1.250            --
                                                                              2006   1.246       1.384            --
                                                                              2005   1.152       1.246            --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.094       1.157            --
                                                                              2005   1.106       1.094            --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.004       1.059            --
                                                                              2008   1.169       1.004            --
                                                                              2007   1.131       1.169            --
                                                                              2006   1.094       1.131            --
                                                                              2005   1.096       1.094            --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.237       1.226            --
                                                                              2006   1.105       1.237            --
                                                                              2005   1.084       1.105            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.885       1.849            --
                                                                              2013   1.980       1.885            --
                                                                              2012   1.822       1.980            --
                                                                              2011   2.450       1.822            --
                                                                              2010   2.177       2.450            --
                                                                              2009   1.285       2.177            --
                                                                              2008   3.168       1.285            --
                                                                              2007   2.285       3.168            --
                                                                              2006   1.732       2.285            --
                                                                              2005   1.293       1.732            --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.614       1.643            --
                                                                              2013   1.287       1.614            --
                                                                              2012   1.203       1.287            --
                                                                              2011   1.168       1.203            --
                                                                              2010   1.006       1.168            --
                                                                              2009   0.908       1.006            --
                                                                              2008   1.342       0.908            --
                                                                              2007   1.371       1.342            --
                                                                              2006   1.153       1.371            --
                                                                              2005   1.123       1.153            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.304       1.315            --
                                                                              2013   1.123       1.304     1,675,784
                                                                              2012   1.031       1.123     1,790,588
                                                                              2011   1.095       1.031     2,139,421
                                                                              2010   0.981       1.095     2,567,873
                                                                              2009   0.759       0.981     2,599,984
                                                                              2008   1.202       0.759     2,778,453
                                                                              2007   1.168       1.202     2,562,329
                                                                              2006   1.065       1.168       981,528
                                                                              2005   1.000       1.065            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.288       1.301            --
                                                                              2013   1.139       1.288       610,424
                                                                              2012   1.049       1.139       646,556
                                                                              2011   1.100       1.049       689,015
                                                                              2010   0.992       1.100       942,385
                                                                              2009   0.775       0.992     1,553,320
                                                                              2008   1.157       0.775     1,440,687
                                                                              2007   1.124       1.157       313,774
                                                                              2006   1.044       1.124        15,631
                                                                              2005   1.000       1.044            --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.544       1.726        4,243
                                                                      2013   1.195       1.544           --
                                                                      2012   1.108       1.195           --
                                                                      2011   1.209       1.108           --
                                                                      2010   1.053       1.209           --
                                                                      2009   0.864       1.053           --
                                                                      2008   1.340       0.864           --
                                                                      2007   1.307       1.340           --
                                                                      2006   1.196       1.307           --
                                                                      2005   1.142       1.196           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.751       2.226        3,281
                                                                      2013   1.772       1.751           --
                                                                      2012   1.569       1.772           --
                                                                      2011   1.468       1.569           --
                                                                      2010   1.173       1.468           --
                                                                      2009   0.916       1.173           --
                                                                      2008   1.527       0.916           --
                                                                      2007   1.940       1.527           --
                                                                      2006   1.460       1.940           --
                                                                      2005   1.306       1.460           --







                               PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)................ 2007   1.147       1.218           --
                                                                              2006   1.112       1.147           --
                                                                              2005   1.052       1.112           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)................. 2008   1.273       1.254           --
                                                                              2007   1.198       1.273           --
                                                                              2006   1.109       1.198           --
                                                                              2005   1.063       1.109           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)........... 2014   1.564       1.655           --
                                                                              2013   1.240       1.564           --
                                                                              2012   1.138       1.240           --
                                                                              2011   1.104       1.138           --
                                                                              2010   0.940       1.104           --
                                                                              2009   0.824       0.940           --
                                                                              2008   1.162       0.824           --
                                                                              2007   1.227       1.162           --
                                                                              2006   1.077       1.227           --
                                                                              2005   1.070       1.077           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.644       1.719          722
                                                                              2013   1.223       1.644          933
                                                                              2012   1.135       1.223          934
                                                                              2011   1.225       1.135          935
                                                                              2010   0.987       1.225          936
                                                                              2009   0.707       0.987          937
                                                                              2008   1.263       0.707        1,686
                                                                              2007   1.167       1.263        1,686
                                                                              2006   1.104       1.167        1,686
                                                                              2005   1.083       1.104        1,686
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.601       1.384           --
                                                                              2013   1.338       1.601           --
                                                                              2012   1.164       1.338           --
                                                                              2011   1.338       1.164           --
                                                                              2010   1.269       1.338           --
                                                                              2009   0.952       1.269        9,241
                                                                              2008   1.641       0.952        9,241
                                                                              2007   1.461       1.641        9,241
                                                                              2006   1.236       1.461        9,241
                                                                              2005   1.154       1.236        9,241

                           PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.772       2.071           --
                                                                                   2013   1.236       1.772           --
                                                                                   2012   1.073       1.236           --
                                                                                   2011   1.079       1.073           --
                                                                                   2010   0.890       1.079           --
                                                                                   2009   0.681       0.890           --
                                                                                   2008   1.179       0.681           --
                                                                                   2007   1.234       1.179           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.393       1.395           --
                                                                                   2013   1.083       1.393          943
                                                                                   2012   0.968       1.083          944
                                                                                   2011   1.061       0.968          945
                                                                                   2010   0.935       1.061          947
                                                                                   2009   0.743       0.935          948
                                                                                   2008   1.205       0.743        1,705
                                                                                   2007   1.268       1.205        1,705
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.346       1.486           --
                                                                                   2013   1.101       1.346           --
                                                                                   2012   0.992       1.101           --
                                                                                   2011   0.947       0.992           --
                                                                                   2010   0.868       0.947           --
                                                                                   2009   0.727       0.868           --
                                                                                   2008   1.150       0.727           --
                                                                                   2007   1.155       1.150           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.217       1.271           --
                                                                                   2006   1.061       1.217        1,716
                                                                                   2005   1.000       1.061        1,716
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.150       1.178           --
                                                                                   2006   1.053       1.150           --
                                                                                   2005   1.051       1.053           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.208       1.245           --
                                                                                   2006   1.121       1.208           --
                                                                                   2005   1.050       1.121           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)............................ 2014   1.521       1.528           --
                                                                                   2013   1.429       1.521           --
                                                                                   2012   1.261       1.429           --
                                                                                   2011   1.266       1.261           --
                                                                                   2010   1.208       1.266           --
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.553       1.639        3,453
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.694       0.657           --
                                                                                   2008   1.246       0.694           --
                                                                                   2007   1.203       1.246           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.621       1.529          641
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.561       1.413           --
                                                                                   2013   1.345       1.561           --
                                                                                   2012   1.185       1.345           --
                                                                                   2011   1.364       1.185           --
                                                                                   2010   1.259       1.364           --
                                                                                   2009   0.983       1.259           --
                                                                                   2008   1.754       0.983           --
                                                                                   2007   1.683       1.754           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.974       1.052           --
                                                                                   2012   0.951       0.974           --
                                                                                   2011   1.032       0.951           --
                                                                                   2010   0.863       1.032           --
                                                                                   2009   0.649       0.863           --
                                                                                   2008   1.035       0.649           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)................ 2012   0.835       0.935           --

                      PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.870       0.835           --
                                                                        2010   0.817       0.870           --
                                                                        2009   0.585       0.817           --
                                                                        2008   1.112       0.585           --
                                                                        2007   1.000       1.112           --
                                                                        2006   1.000       1.000           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *.......... 2014   1.244       1.236           --
                                                                        2013   1.006       1.244           --
                                                                        2012   0.853       1.006           --
                                                                        2011   0.957       0.853           --
                                                                        2010   0.849       0.957           --
                                                                        2009   0.624       0.849           --
                                                                        2008   1.079       0.624           --
                                                                        2007   1.044       1.079           --
                                                                        2006   0.996       1.044           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.384       1.403        3,346
                                                                        2013   1.450       1.384        4,311
                                                                        2012   1.365       1.450        4,316
                                                                        2011   1.381       1.365        4,321
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.454       1.569           --
                                                                        2013   1.126       1.454           --
                                                                        2012   1.049       1.126           --
                                                                        2011   1.202       1.049           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.509       1.533        3,463
                                                                        2013   1.529       1.509        4,462
                                                                        2012   1.411       1.529        4,467
                                                                        2011   1.401       1.411        4,472
                                                                        2010   1.286       1.401        4,478
                                                                        2009   1.059       1.286        4,483
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.397       1.512          731
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.257       1.330           --
                                                                        2013   0.964       1.257           --
                                                                        2012   0.868       0.964           --
                                                                        2011   0.981       0.868           --
                                                                        2010   0.843       0.981           --
                                                                        2009   0.675       0.843           --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)................ 2014   0.906       0.882        5,941
                                                                        2013   0.932       0.906        7,656
                                                                        2012   0.958       0.932        7,665
                                                                        2011   0.984       0.958        7,674
                                                                        2010   1.012       0.984        7,683
                                                                        2009   1.036       1.012        7,693
                                                                        2008   1.035       1.036       18,119
                                                                        2007   1.013       1.035       18,148
                                                                        2006   0.998       1.013       18,177
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.182       1.251           --
                                                                        2013   0.889       1.182           --
                                                                        2012   0.930       0.889           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.207       1.239       33,085
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.184       1.222       19,352
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.121       1.182           --
                                                                        2013   0.971       1.121           --
                                                                        2012   0.897       0.971           --
                                                                        2011   0.902       0.897           --
                                                                        2010   0.845       0.902           --
                                                                        2009   0.734       0.845           --
                                                                        2008   0.972       0.734           --
                                                                        2007   0.996       0.972           --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.272       1.372          732
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.310       1.271           --
                                                                        2013   1.059       1.310           --
Money Market Portfolio
 Money Market Subaccount (3/02)........................................ 2006   0.993       0.998           --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.992       0.993       18,207
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.066       1.110           --
                                                                                2005   1.045       1.066           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.295       1.404           --
                                                                                2005   1.166       1.295           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.024       1.052           --
                                                                                2006   1.020       1.024        8,535
                                                                                2005   1.030       1.020        8,535
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   0.975       1.084           --
                                                                                2005   0.990       0.975           --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.033       1.087           --
                                                                                2005   1.024       1.033           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.271       1.294           --
                                                                                2010   1.199       1.271        4,620
                                                                                2009   1.051       1.199        4,626
                                                                                2008   1.090       1.051        8,323
                                                                                2007   1.079       1.090        8,323
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.276       1.267           --
                                                                                2013   1.020       1.276          945
                                                                                2012   0.948       1.020          946
                                                                                2011   1.011       0.948          947
                                                                                2010   0.951       1.011          948
                                                                                2009   0.845       0.951          949
                                                                                2008   1.288       0.845        1,708
                                                                                2007   1.244       1.288        1,708
                                                                                2006   1.092       1.244        1,708
                                                                                2005   1.000       1.092        1,708
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.156       1.259           --
                                                                                2006   0.996       1.156           --
                                                                                2005   1.000       0.996           --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.233       1.549           --
                                                                                2005   1.175       1.233           --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   1.130       1.204           --
                                                                                2010   1.004       1.130           --
                                                                                2009   0.826       1.004           --
                                                                                2008   1.294       0.826           --
                                                                                2007   1.270       1.294           --
                                                                                2006   1.121       1.270           --
                                                                                2005   1.088       1.121           --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.719       0.714           --
                                                                                2008   1.124       0.719        8,716
                                                                                2007   1.132       1.124        8,716
                                                                                2006   1.039       1.132        8,716
                                                                                2005   1.000       1.039        8,716
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.130       1.206           --
                                                                                2009   0.726       1.130           --
                                                                                2008   1.159       0.726           --
                                                                                2007   1.128       1.159           --
                                                                                2006   1.071       1.128           --
                                                                                2005   1.083       1.071           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.721       0.687           --
                                                                                2008   1.230       0.721           --
                                                                                2007   1.203       1.230           --
                                                                                2006   1.080       1.203           --
                                                                                2005   1.000       1.080           --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.596       0.625           --
                                                                                2008   1.201       0.596           --
                                                                                2007   1.149       1.201           --
                                                                                2006   1.083       1.149           --
                                                                                2005   1.079       1.083           --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.918       0.836           --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.720       0.918        1,584
                                                                              2007   1.561       1.720        1,584
                                                                              2006   1.309       1.561        1,584
                                                                              2005   1.168       1.309        1,584
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)......... 2009   0.709       0.728           --
                                                                              2008   1.182       0.709        1,664
                                                                              2007   1.124       1.182        1,664
                                                                              2006   1.124       1.124        1,664
                                                                              2005   1.068       1.124        1,664
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)........... 2007   1.077       1.260           --
                                                                              2006   1.026       1.077           --
                                                                              2005   1.008       1.026           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)................... 2009   0.751       0.714           --
                                                                              2008   1.248       0.751           --
                                                                              2007   1.382       1.248           --
                                                                              2006   1.245       1.382           --
                                                                              2005   1.151       1.245           --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)..................... 2006   1.093       1.156           --
                                                                              2005   1.106       1.093           --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................. 2009   1.002       1.056           --
                                                                              2008   1.167       1.002        8,066
                                                                              2007   1.130       1.167        8,066
                                                                              2006   1.093       1.130        8,066
                                                                              2005   1.096       1.093        8,066
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.236       1.224           --
                                                                              2006   1.104       1.236           --
                                                                              2005   1.084       1.104           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   1.876       1.840           --
                                                                              2013   1.971       1.876          725
                                                                              2012   1.815       1.971          726
                                                                              2011   2.442       1.815          727
                                                                              2010   2.171       2.442          728
                                                                              2009   1.282       2.171          729
                                                                              2008   3.162       1.282        1,311
                                                                              2007   2.282       3.162        1,311
                                                                              2006   1.731       2.282        1,311
                                                                              2005   1.293       1.731        1,311
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.606       1.635           --
                                                                              2013   1.282       1.606           --
                                                                              2012   1.198       1.282           --
                                                                              2011   1.164       1.198           --
                                                                              2010   1.004       1.164           --
                                                                              2009   0.906       1.004           --
                                                                              2008   1.339       0.906           --
                                                                              2007   1.370       1.339           --
                                                                              2006   1.153       1.370           --
                                                                              2005   1.123       1.153           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.298       1.309           --
                                                                              2013   1.119       1.298       17,521
                                                                              2012   1.028       1.119       20,429
                                                                              2011   1.092       1.028       22,264
                                                                              2010   0.978       1.092       22,264
                                                                              2009   0.758       0.978       65,353
                                                                              2008   1.200       0.758       65,661
                                                                              2007   1.167       1.200       64,465
                                                                              2006   1.065       1.167       42,258
                                                                              2005   1.000       1.065       35,696
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.283       1.295           --
                                                                              2013   1.134       1.283       27,528
                                                                              2012   1.045       1.134       32,097
                                                                              2011   1.097       1.045       34,979
                                                                              2010   0.990       1.097       34,979
                                                                              2009   0.774       0.990       63,304
                                                                              2008   1.155       0.774       63,000
                                                                              2007   1.124       1.155       64,173
                                                                              2006   1.044       1.124       29,135
                                                                              2005   1.000       1.044       24,183

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.537       1.717          638
                                                                      2013   1.190       1.537          824
                                                                      2012   1.104       1.190          825
                                                                      2011   1.205       1.104          826
                                                                      2010   1.051       1.205          827
                                                                      2009   0.862       1.051          828
                                                                      2008   1.338       0.862        1,489
                                                                      2007   1.306       1.338        1,489
                                                                      2006   1.195       1.306        1,489
                                                                      2005   1.141       1.195        1,489
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.743       2.214           --
                                                                      2013   1.765       1.743           --
                                                                      2012   1.563       1.765           --
                                                                      2011   1.463       1.563           --
                                                                      2010   1.170       1.463           --
                                                                      2009   0.914       1.170           --
                                                                      2008   1.525       0.914           --
                                                                      2007   1.937       1.525           --
                                                                      2006   1.459       1.937           --
                                                                      2005   1.305       1.459           --







                                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   0.986       1.046    --
                                                                                   2006   1.000       0.986    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.100       1.083    --
                                                                                   2007   1.036       1.100    --
                                                                                   2006   1.000       1.036    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.401       1.481    --
                                                                                   2013   1.112       1.401    --
                                                                                   2012   1.022       1.112    --
                                                                                   2011   0.992       1.022    --
                                                                                   2010   0.846       0.992    --
                                                                                   2009   0.742       0.846    --
                                                                                   2008   1.047       0.742    --
                                                                                   2007   1.107       1.047    --
                                                                                   2006   1.000       1.107    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.391       1.453    --
                                                                                   2013   1.036       1.391    --
                                                                                   2012   0.961       1.036    --
                                                                                   2011   1.039       0.961    --
                                                                                   2010   0.838       1.039    --
                                                                                   2009   0.601       0.838    --
                                                                                   2008   1.075       0.601    --
                                                                                   2007   0.994       1.075    --
                                                                                   2006   1.000       0.994    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.234       1.066    --
                                                                                   2013   1.032       1.234    --
                                                                                   2012   0.899       1.032    --
                                                                                   2011   1.034       0.899    --
                                                                                   2010   0.982       1.034    --
                                                                                   2009   0.737       0.982    --
                                                                                   2008   1.272       0.737    --
                                                                                   2007   1.134       1.272    --
                                                                                   2006   1.000       1.134    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.493       1.743    --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.042       1.493    --
                                                                               2012   0.906       1.042    --
                                                                               2011   0.912       0.906    --
                                                                               2010   0.752       0.912    --
                                                                               2009   0.577       0.752    --
                                                                               2008   0.999       0.577    --
                                                                               2007   1.046       0.999    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2014   1.238       1.240    --
                                                                               2013   0.964       1.238    --
                                                                               2012   0.863       0.964    --
                                                                               2011   0.946       0.863    --
                                                                               2010   0.835       0.946    --
                                                                               2009   0.664       0.835    --
                                                                               2008   1.078       0.664    --
                                                                               2007   1.135       1.078    --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.257       1.386    --
                                                                               2013   1.029       1.257    --
                                                                               2012   0.928       1.029    --
                                                                               2011   0.886       0.928    --
                                                                               2010   0.813       0.886    --
                                                                               2009   0.683       0.813    --
                                                                               2008   1.080       0.683    --
                                                                               2007   1.085       1.080    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05).................................. 2007   1.102       1.150    --
                                                                               2006   1.000       1.102    --
 LMPVPI Total Return Subaccount (Class II) (11/03)............................ 2007   1.068       1.093    --
                                                                               2006   1.000       1.068    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03)...................... 2007   1.024       1.056    --
                                                                               2006   1.000       1.024    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.397       1.403    --
                                                                               2013   1.315       1.397    --
                                                                               2012   1.161       1.315    --
                                                                               2011   1.167       1.161    --
                                                                               2010   1.114       1.167    --
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.365       1.439    --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.595       0.563    --
                                                                               2008   1.069       0.595    --
                                                                               2007   1.033       1.069    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   0.949       0.894    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.164       1.053    --
                                                                               2013   1.004       1.164    --
                                                                               2012   0.886       1.004    --
                                                                               2011   1.021       0.886    --
                                                                               2010   0.943       1.021    --
                                                                               2009   0.737       0.943    --
                                                                               2008   1.316       0.737    --
                                                                               2007   1.264       1.316    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.914       0.986    --
                                                                               2012   0.893       0.914    --
                                                                               2011   0.970       0.893    --
                                                                               2010   0.812       0.970    --
                                                                               2009   0.611       0.812    --
                                                                               2008   0.976       0.611    --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.830       0.929    --
                                                                               2011   0.866       0.830    --
                                                                               2010   0.814       0.866    --
                                                                               2009   0.583       0.814    --
                                                                               2008   1.110       0.583    --
                                                                               2007   0.999       1.110    --
                                                                               2006   1.000       0.999    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 2014   1.234       1.225    --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   0.999       1.234            --
                                                                                2012   0.848       0.999            --
                                                                                2011   0.953       0.848            --
                                                                                2010   0.846       0.953            --
                                                                                2009   0.622       0.846            --
                                                                                2008   1.077       0.622            --
                                                                                2007   1.043       1.077            --
                                                                                2006   0.996       1.043            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2014   1.288       1.304            --
                                                                                2013   1.351       1.288            --
                                                                                2012   1.272       1.351            --
                                                                                2011   1.289       1.272            --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2014   1.251       1.349            --
                                                                                2013   0.970       1.251            --
                                                                                2012   0.904       0.970            --
                                                                                2011   1.037       0.904            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2014   1.364       1.385        51,216
                                                                                2013   1.384       1.364        51,216
                                                                                2012   1.278       1.384        51,216
                                                                                2011   1.271       1.278        51,216
                                                                                2010   1.167       1.271            --
                                                                                2009   0.962       1.167            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................ 2014   1.241       1.343            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2014   1.072       1.133            --
                                                                                2013   0.823       1.072            --
                                                                                2012   0.742       0.823            --
                                                                                2011   0.839       0.742            --
                                                                                2010   0.722       0.839            --
                                                                                2009   0.579       0.722            --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)........................ 2014   0.905       0.879            --
                                                                                2013   0.931       0.905            --
                                                                                2012   0.958       0.931            --
                                                                                2011   0.985       0.958            --
                                                                                2010   1.014       0.985            --
                                                                                2009   1.039       1.014            --
                                                                                2008   1.039       1.039            --
                                                                                2007   1.018       1.039            --
                                                                                2006   1.004       1.018            --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.173       1.240            --
                                                                                2013   0.883       1.173            --
                                                                                2012   0.920       0.883            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.198       1.229       140,335
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.174       1.212       143,112
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2014   1.114       1.173            --
                                                                                2013   0.966       1.114            --
                                                                                2012   0.893       0.966            --
                                                                                2011   0.899       0.893            --
                                                                                2010   0.842       0.899            --
                                                                                2009   0.733       0.842            --
                                                                                2008   0.971       0.733            --
                                                                                2007   0.996       0.971            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2014   1.116       1.204            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.228       1.190            --
                                                                                2013   0.993       1.228            --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.000       1.005            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.000       1.033            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.005       1.032            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.000       1.005    --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   1.000       1.084    --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.000       1.030    --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.267       1.289    --
                                                                                2010   1.196       1.267    --
                                                                                2009   1.050       1.196    --
                                                                                2008   1.089       1.050    --
                                                                                2007   1.079       1.089    --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.120       1.112    --
                                                                                2013   0.896       1.120    --
                                                                                2012   0.834       0.896    --
                                                                                2011   0.891       0.834    --
                                                                                2010   0.839       0.891    --
                                                                                2009   0.746       0.839    --
                                                                                2008   1.138       0.746    --
                                                                                2007   1.100       1.138    --
                                                                                2006   1.000       1.100    --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.107       1.205    --
                                                                                2006   1.000       1.107    --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.000       1.190    --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   0.975       1.039    --
                                                                                2010   0.867       0.975    --
                                                                                2009   0.714       0.867    --
                                                                                2008   1.120       0.714    --
                                                                                2007   1.100       1.120    --
                                                                                2006   1.000       1.100    --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.681       0.676    --
                                                                                2008   1.066       0.681    --
                                                                                2007   1.074       1.066    --
                                                                                2006   1.000       1.074    --
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.042       1.113    --
                                                                                2009   0.670       1.042    --
                                                                                2008   1.071       0.670    --
                                                                                2007   1.044       1.071    --
                                                                                2006   1.000       1.044    --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.640       0.610    --
                                                                                2008   1.094       0.640    --
                                                                                2007   1.070       1.094    --
                                                                                2006   1.000       1.070    --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.545       0.572    --
                                                                                2008   1.101       0.545    --
                                                                                2007   1.054       1.101    --
                                                                                2006   1.000       1.054    --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.658       0.599    --
                                                                                2008   1.235       0.658    --
                                                                                2007   1.122       1.235    --
                                                                                2006   1.000       1.122    --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.619       0.635    --
                                                                                2008   1.032       0.619    --
                                                                                2007   0.983       1.032    --
                                                                                2006   1.000       0.983    --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)............. 2007   1.004       1.174    --
                                                                                2006   1.000       1.004    --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)..................... 2009   0.562       0.534    --
                                                                                2008   0.934       0.562    --
                                                                                2007   1.035       0.934    --
                                                                                2006   1.000       1.035    --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)....................... 2006   1.000       0.986    --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................... 2009   0.911       0.959    --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.061       0.911            --
                                                                              2007   1.028       1.061            --
                                                                              2006   1.000       1.028            --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................. 2007   1.081       1.070            --
                                                                              2006   1.000       1.081            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................. 2014   0.964       0.945            --
                                                                              2013   1.014       0.964            --
                                                                              2012   0.934       1.014            --
                                                                              2011   1.259       0.934            --
                                                                              2010   1.120       1.259            --
                                                                              2009   0.662       1.120            --
                                                                              2008   1.635       0.662            --
                                                                              2007   1.181       1.635            --
                                                                              2006   1.000       1.181            --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)..................... 2014   1.340       1.364            --
                                                                              2013   1.070       1.340            --
                                                                              2012   1.002       1.070            --
                                                                              2011   0.974       1.002            --
                                                                              2010   0.841       0.974            --
                                                                              2009   0.759       0.841            --
                                                                              2008   1.124       0.759            --
                                                                              2007   1.151       1.124            --
                                                                              2006   1.000       1.151            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)......... 2014   1.171       1.181            --
                                                                              2013   1.010       1.171       151,880
                                                                              2012   0.929       1.010       153,121
                                                                              2011   0.989       0.929       264,390
                                                                              2010   0.886       0.989       491,018
                                                                              2009   0.687       0.886       510,583
                                                                              2008   1.090       0.687       526,974
                                                                              2007   1.060       1.090       543,081
                                                                              2006   1.000       1.060       206,206
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)....... 2014   1.190       1.200            --
                                                                              2013   1.053       1.190       146,016
                                                                              2012   0.971       1.053       142,810
                                                                              2011   1.020       0.971       590,971
                                                                              2010   0.922       1.020       789,872
                                                                              2009   0.721       0.922       832,159
                                                                              2008   1.077       0.721       871,997
                                                                              2007   1.049       1.077       906,855
                                                                              2006   1.000       1.049       775,264
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)..................... 2014   1.244       1.388            --
                                                                              2013   0.964       1.244            --
                                                                              2012   0.895       0.964            --
                                                                              2011   0.978       0.895            --
                                                                              2010   0.854       0.978            --
                                                                              2009   0.701       0.854            --
                                                                              2008   1.089       0.701            --
                                                                              2007   1.064       1.089            --
                                                                              2006   1.000       1.064            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)................ 2014   1.113       1.412            --
                                                                              2013   1.127       1.113            --
                                                                              2012   0.999       1.127            --
                                                                              2011   0.937       0.999            --
                                                                              2010   0.750       0.937            --
                                                                              2009   0.587       0.750            --
                                                                              2008   0.979       0.587            --
                                                                              2007   1.245       0.979            --
                                                                              2006   1.000       1.245            --

                                 PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (11/03)..................... 2007   0.985       1.046    --
                                                                                   2006   1.000       0.985    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (11/03)...................... 2008   1.099       1.082    --
                                                                                   2007   1.036       1.099    --
                                                                                   2006   1.000       1.036    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (11/03)................ 2014   1.396       1.474    --
                                                                                   2013   1.108       1.396    --
                                                                                   2012   1.019       1.108    --
                                                                                   2011   0.989       1.019    --
                                                                                   2010   0.844       0.989    --
                                                                                   2009   0.741       0.844    --
                                                                                   2008   1.046       0.741    --
                                                                                   2007   1.107       1.046    --
                                                                                   2006   1.000       1.107    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.385       1.446    --
                                                                                   2013   1.032       1.385    --
                                                                                   2012   0.959       1.032    --
                                                                                   2011   1.037       0.959    --
                                                                                   2010   0.836       1.037    --
                                                                                   2009   0.600       0.836    --
                                                                                   2008   1.074       0.600    --
                                                                                   2007   0.994       1.074    --
                                                                                   2006   1.000       0.994    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.229       1.061    --
                                                                                   2013   1.029       1.229    --
                                                                                   2012   0.896       1.029    --
                                                                                   2011   1.032       0.896    --
                                                                                   2010   0.980       1.032    --
                                                                                   2009   0.736       0.980    --
                                                                                   2008   1.271       0.736    --
                                                                                   2007   1.133       1.271    --
                                                                                   2006   1.000       1.133    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.487       1.735    --
                                                                                   2013   1.039       1.487    --
                                                                                   2012   0.903       1.039    --
                                                                                   2011   0.910       0.903    --
                                                                                   2010   0.751       0.910    --
                                                                                   2009   0.576       0.751    --
                                                                                   2008   0.998       0.576    --
                                                                                   2007   1.046       0.998    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.233       1.235    --
                                                                                   2013   0.961       1.233    --
                                                                                   2012   0.860       0.961    --
                                                                                   2011   0.944       0.860    --
                                                                                   2010   0.833       0.944    --
                                                                                   2009   0.663       0.833    --
                                                                                   2008   1.077       0.663    --
                                                                                   2007   1.134       1.077    --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.252       1.380    --
                                                                                   2013   1.025       1.252    --
                                                                                   2012   0.925       1.025    --
                                                                                   2011   0.884       0.925    --
                                                                                   2010   0.812       0.884    --
                                                                                   2009   0.682       0.812    --
                                                                                   2008   1.079       0.682    --
                                                                                   2007   1.084       1.079    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (5/05)...................................... 2007   1.102       1.150    --
                                                                                   2006   1.000       1.102    --
 LMPVPI Total Return Subaccount (Class II) (11/03)................................ 2007   1.067       1.093    --
                                                                                   2006   1.000       1.067    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (11/03).......................... 2007   1.024       1.055    --
                                                                                   2006   1.000       1.024    --

                         PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.392       1.397    --
                                                                               2013   1.310       1.392    --
                                                                               2012   1.158       1.310    --
                                                                               2011   1.164       1.158    --
                                                                               2010   1.111       1.164    --
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.359       1.433    --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.594       0.562    --
                                                                               2008   1.068       0.594    --
                                                                               2007   1.033       1.068    --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   0.945       0.890    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.160       1.048    --
                                                                               2013   1.001       1.160    --
                                                                               2012   0.883       1.001    --
                                                                               2011   1.018       0.883    --
                                                                               2010   0.941       1.018    --
                                                                               2009   0.736       0.941    --
                                                                               2008   1.315       0.736    --
                                                                               2007   1.263       1.315    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.910       0.983    --
                                                                               2012   0.890       0.910    --
                                                                               2011   0.968       0.890    --
                                                                               2010   0.811       0.968    --
                                                                               2009   0.610       0.811    --
                                                                               2008   0.975       0.610    --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (1/70)............ 2012   0.828       0.927    --
                                                                               2011   0.864       0.828    --
                                                                               2010   0.813       0.864    --
                                                                               2009   0.582       0.813    --
                                                                               2008   1.109       0.582    --
                                                                               2007   0.999       1.109    --
                                                                               2006   1.000       0.999    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (1/70) *................. 2014   1.229       1.220    --
                                                                               2013   0.995       1.229    --
                                                                               2012   0.846       0.995    --
                                                                               2011   0.951       0.846    --
                                                                               2010   0.844       0.951    --
                                                                               2009   0.622       0.844    --
                                                                               2008   1.077       0.622    --
                                                                               2007   1.043       1.077    --
                                                                               2006   0.996       1.043    --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.284       1.300    --
                                                                               2013   1.348       1.284    --
                                                                               2012   1.270       1.348    --
                                                                               2011   1.287       1.270    --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.246       1.343    --
                                                                               2013   0.967       1.246    --
                                                                               2012   0.902       0.967    --
                                                                               2011   1.034       0.902    --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.359       1.379    --
                                                                               2013   1.379       1.359    --
                                                                               2012   1.274       1.379    --
                                                                               2011   1.268       1.274    --
                                                                               2010   1.165       1.268    --
                                                                               2009   0.961       1.165    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   1.236       1.337    --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.068       1.128    --
                                                                               2013   0.820       1.068    --
                                                                               2012   0.740       0.820    --
                                                                               2011   0.837       0.740    --
                                                                               2010   0.720       0.837    --
                                                                               2009   0.578       0.720    --
 MSF BlackRock Money Market Subaccount (Class A) (1/70)....................... 2014   0.901       0.875    --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2013   0.927       0.901            --
                                                                                2012   0.955       0.927            --
                                                                                2011   0.983       0.955            --
                                                                                2010   1.012       0.983            --
                                                                                2009   1.037       1.012            --
                                                                                2008   1.038       1.037            --
                                                                                2007   1.017       1.038            --
                                                                                2006   1.004       1.017            --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2014   1.169       1.234            --
                                                                                2013   0.880       1.169            --
                                                                                2012   0.920       0.880            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)................... 2014   1.193       1.223            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)................... 2014   1.170       1.206       119,037
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2014   1.110       1.169            --
                                                                                2013   0.963       1.110            --
                                                                                2012   0.891       0.963            --
                                                                                2011   0.897       0.891            --
                                                                                2010   0.841       0.897            --
                                                                                2009   0.732       0.841            --
                                                                                2008   0.971       0.732            --
                                                                                2007   0.996       0.971            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)............................ 2014   1.112       1.199            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2014   1.223       1.184            --
                                                                                2013   0.989       1.223            --
Money Market Portfolio
 Money Market Subaccount (3/02)................................................ 2006   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (11/03)....... 2006   1.000       1.005            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (11/03).......... 2006   1.000       1.033            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (11/03)...................... 2007   1.005       1.031            --
                                                                                2006   1.000       1.005            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (3/04)......................... 2006   1.000       1.084            --
 Pioneer Balanced VCT Subaccount (Class II) (11/03)............................ 2006   1.000       1.030            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265       1.287            --
                                                                                2010   1.195       1.265            --
                                                                                2009   1.049       1.195            --
                                                                                2008   1.089       1.049            --
                                                                                2007   1.079       1.089            --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.116       1.107            --
                                                                                2013   0.893       1.116            --
                                                                                2012   0.832       0.893            --
                                                                                2011   0.889       0.832            --
                                                                                2010   0.837       0.889            --
                                                                                2009   0.745       0.837            --
                                                                                2008   1.137       0.745            --
                                                                                2007   1.100       1.137            --
                                                                                2006   1.000       1.100            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (8/05)................... 2007   1.106       1.204            --
                                                                                2006   1.000       1.106            --
 Pioneer Europe VCT Subaccount (Class II) (11/03).............................. 2006   1.000       1.190            --
 Pioneer Fund VCT Subaccount (Class II) (11/03)................................ 2011   0.973       1.036            --
                                                                                2010   0.866       0.973            --
                                                                                2009   0.713       0.866            --
                                                                                2008   1.119       0.713            --
                                                                                2007   1.099       1.119            --
                                                                                2006   1.000       1.099            --
 Pioneer Global High Yield VCT Subaccount (Class II) (4/05).................... 2009   0.680       0.675            --
                                                                                2008   1.065       0.680            --
                                                                                2007   1.073       1.065            --
                                                                                2006   1.000       1.073            --

                          PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer High Yield VCT Subaccount (Class II) (11/03).......................... 2010   1.040       1.110            --
                                                                                2009   0.669       1.040            --
                                                                                2008   1.070       0.669            --
                                                                                2007   1.043       1.070            --
                                                                                2006   1.000       1.043            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (5/05)....... 2009   0.639       0.609            --
                                                                                2008   1.093       0.639            --
                                                                                2007   1.070       1.093            --
                                                                                2006   1.000       1.070            --
 Pioneer Independence VCT Subaccount (Class II) (11/03)........................ 2009   0.544       0.571            --
                                                                                2008   1.100       0.544            --
                                                                                2007   1.054       1.100            --
                                                                                2006   1.000       1.054            --
 Pioneer International Value VCT Subaccount (Class II) (11/03)................. 2009   0.657       0.598            --
                                                                                2008   1.234       0.657            --
                                                                                2007   1.121       1.234            --
                                                                                2006   1.000       1.121            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (3/04)........... 2009   0.618       0.634            --
                                                                                2008   1.031       0.618            --
                                                                                2007   0.982       1.031            --
                                                                                2006   1.000       0.982            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (3/04)............. 2007   1.003       1.173            --
                                                                                2006   1.000       1.003            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (11/03)..................... 2009   0.561       0.533            --
                                                                                2008   0.933       0.561            --
                                                                                2007   1.035       0.933            --
                                                                                2006   1.000       1.035            --
 Pioneer Small Company VCT Subaccount (Class II) (11/03)....................... 2006   1.000       0.986            --
 Pioneer Strategic Income VCT Subaccount (Class II) (11/03).................... 2009   0.909       0.958            --
                                                                                2008   1.060       0.909            --
                                                                                2007   1.028       1.060            --
                                                                                2006   1.000       1.028            --
 Pioneer Value VCT Subaccount (Class II) (11/03)............................... 2007   1.080       1.069            --
                                                                                2006   1.000       1.080            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (11/03).................... 2014   0.960       0.941            --
                                                                                2013   1.010       0.960            --
                                                                                2012   0.932       1.010            --
                                                                                2011   1.256       0.932            --
                                                                                2010   1.118       1.256            --
                                                                                2009   0.661       1.118            --
                                                                                2008   1.633       0.661            --
                                                                                2007   1.180       1.633            --
                                                                                2006   1.000       1.180            --
 Pioneer VCT Equity Income Subaccount (Class II) (11/03)....................... 2014   1.335       1.358            --
                                                                                2013   1.066       1.335            --
                                                                                2012   0.999       1.066            --
                                                                                2011   0.972       0.999            --
                                                                                2010   0.839       0.972            --
                                                                                2009   0.758       0.839            --
                                                                                2008   1.123       0.758            --
                                                                                2007   1.150       1.123            --
                                                                                2006   1.000       1.150            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (5/05)........... 2014   1.167       1.176            --
                                                                                2013   1.007       1.167       118,539
                                                                                2012   0.927       1.007       118,539
                                                                                2011   0.986       0.927       118,630
                                                                                2010   0.885       0.986       118,728
                                                                                2009   0.686       0.885       118,832
                                                                                2008   1.089       0.686       118,942
                                                                                2007   1.060       1.089       119,036
                                                                                2006   1.000       1.060       119,036
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (6/05)......... 2014   1.185       1.195            --

                     PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2013   1.049       1.185    --
                                                                      2012   0.968       1.049    --
                                                                      2011   1.018       0.968    --
                                                                      2010   0.920       1.018    --
                                                                      2009   0.720       0.920    --
                                                                      2008   1.076       0.720    --
                                                                      2007   1.049       1.076    --
                                                                      2006   1.000       1.049    --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (11/03)............. 2014   1.239       1.382    --
                                                                      2013   0.961       1.239    --
                                                                      2012   0.893       0.961    --
                                                                      2011   0.976       0.893    --
                                                                      2010   0.852       0.976    --
                                                                      2009   0.700       0.852    --
                                                                      2008   1.088       0.700    --
                                                                      2007   1.064       1.088    --
                                                                      2006   1.000       1.064    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (11/03)........ 2014   1.108       1.406    --
                                                                      2013   1.124       1.108    --
                                                                      2012   0.997       1.124    --
                                                                      2011   0.935       0.997    --
                                                                      2010   0.748       0.935    --
                                                                      2009   0.586       0.748    --
                                                                      2008   0.978       0.586    --
                                                                      2007   1.245       0.978    --
                                                                      2006   1.000       1.245    --



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio - Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio - Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio - Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.



                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL         GLOBAL THEMATIC                              AMERICAN FUNDS
                                                 APPRECIATION              GROWTH          AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -------------------   -------------------   ---------------------  -------------------
ASSETS:
   Investments at fair value...............   $         3,369,272   $           831,818    $         6,766,160   $       124,133,875
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                              -------------------   -------------------   ---------------------  -------------------
       Total Assets........................             3,369,272               831,818              6,766,160           124,133,875
                                              -------------------   -------------------   ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------
       Total Liabilities...................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------

NET ASSETS.................................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......   $         3,369,272   $           831,818    $         6,766,160   $       124,020,805
   Net assets from contracts in payout.....                    --                    --                     --               113,065
                                              -------------------   -------------------   ---------------------  -------------------
       Total Net Assets....................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,794,308  $       273,472,223  $        242,579,701  $         11,900,886
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,794,308          273,472,223           242,579,701            11,900,887
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,783,891  $       273,204,194  $        242,427,822  $         11,900,887
   Net assets from contracts in payout..                10,417              268,021               151,871                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY        FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH        CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         2,817,920  $          6,302,018  $            754,943  $       240,965,809
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             2,817,920             6,302,018               754,943          240,965,809
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         2,817,918  $          6,302,015  $            754,943  $       240,731,785
   Net assets from contracts in payout..                    --                    --                    --              234,018
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================

                                             FIDELITY VIP
                                            DYNAMIC CAPITAL        FIDELITY VIP
                                             APPRECIATION          EQUITY-INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,212,497  $        257,632,017
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,212,497           257,632,017
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    1                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         2,212,496  $        257,632,017
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,212,496  $        257,217,815
   Net assets from contracts in payout..                   --               414,202
                                          -------------------  --------------------
        Total Net Assets................  $         2,212,496  $        257,632,017
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               FIDELITY VIP       FIDELITY VIP HIGH                           FTVIPT FRANKLIN
                                             FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP      INCOME VIP
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,949,186  $        21,901,591   $       284,320,525  $        28,076,574
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           46,949,186           21,901,591           284,320,525           28,076,574
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,949,186  $        21,854,940   $       284,000,668  $        28,061,130
   Net assets from contracts in payout....                   --               46,649               319,850               15,441
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================

                                                                                         FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP         DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP           MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        20,922,139   $        20,296,368  $        31,983,353  $        19,231,356
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   16
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................           20,922,139            20,296,368           31,983,353           19,231,372
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        20,922,139   $        20,296,254  $        31,954,214  $        19,228,944
   Net assets from contracts in payout....                   --                    --               29,133                2,428
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================


                                              FTVIPT TEMPLETON       INVESCO V.I.
                                                 FOREIGN VIP           COMSTOCK
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,158,894  $         6,878,893
   Due from MetLife Insurance
     Company USA..........................                   --                   20
                                            -------------------  -------------------
       Total Assets.......................           72,158,894            6,878,913
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                   --
                                            -------------------  -------------------
       Total Liabilities..................                    4                   --
                                            -------------------  -------------------

NET ASSETS................................  $        72,158,890  $         6,878,913
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        72,058,619  $         6,823,897
   Net assets from contracts in payout....              100,271               55,016
                                            -------------------  -------------------
       Total Net Assets...................  $        72,158,890  $         6,878,913
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,404,786  $         65,679,718  $         10,593,180   $          1,632,994
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................             1,404,786            65,679,718            10,593,180              1,632,994
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,391,396  $         65,623,696  $         10,476,046   $          1,632,992
   Net assets from contracts in payout..                13,388                56,022               117,133                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================


                                              INVESCO V.I.           JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,376,295  $         13,633,119  $            964,841  $         41,260,094
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,376,295            13,633,119               964,841            41,260,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,370,233  $         13,626,327  $            964,819  $         41,190,481
   Net assets from contracts in payout..                 6,062                 6,787                    --                69,613
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        439,598,710  $        301,512,214
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           439,598,710           301,512,214
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                   285
                                          --------------------  --------------------
        Total Liabilities...............                     7                   285
                                          --------------------  --------------------

NET ASSETS..............................  $        439,598,703  $        301,511,929
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        439,064,947  $        301,233,872
   Net assets from contracts in payout..               533,756               278,057
                                          --------------------  --------------------
        Total Net Assets................  $        439,598,703  $        301,511,929
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       114,208,212   $       101,931,601   $       136,570,932   $        38,689,454
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................          114,208,212           101,931,601           136,570,932            38,689,454
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       114,102,099   $       101,482,685   $       135,934,844   $        38,452,420
   Net assets from contracts in payout....              106,106               448,907               636,080               237,030
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================

                                                   LMPVET               LMPVET               LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                              SMALL CAP GROWTH      ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        60,699,080  $        59,118,500  $        37,227,976  $        24,272,557
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            60,699,080           59,118,500           37,227,976           24,272,557
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        60,497,243  $        58,949,453  $        37,227,353  $        24,266,234
   Net assets from contracts in payout....               201,831              169,047                  623                6,322
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================

                                               LMPVIT WESTERN        LMPVIT WESTERN
                                            ASSET VARIABLE GLOBAL  ASSET VARIABLE HIGH
                                               HIGH YIELD BOND           INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,593,998   $        78,692,688
   Due from MetLife Insurance
     Company USA..........................                    --                    --
                                            ---------------------  -------------------
       Total Assets.......................             7,593,998            78,692,688
                                            ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     2                     5
                                            ---------------------  -------------------
       Total Liabilities..................                     2                     5
                                            ---------------------  -------------------

NET ASSETS................................   $         7,593,996   $        78,692,683
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,506,397   $        78,261,442
   Net assets from contracts in payout....                87,599               431,241
                                            ---------------------  -------------------
       Total Net Assets...................   $         7,593,996   $        78,692,683
                                            =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                               FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                                 ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,360,096  $         3,718,851  $         2,864,383  $       104,638,903
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,360,096            3,718,851            2,864,383          104,638,903
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,360,096  $         3,718,850  $         2,864,383  $       104,574,911
   Net assets from contracts in payout....                   --                   --                   --               63,976
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS
                                            MIST CLARION GLOBAL   MIST CLEARBRIDGE          OAKMARK           MIST INVESCO
                                                REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL          COMSTOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        77,846,982  $       614,674,483  $        67,655,911  $       233,561,077
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           77,846,982          614,674,483           67,655,911          233,561,077
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        77,708,503  $       613,334,195  $        67,609,387  $       233,057,849
   Net assets from contracts in payout....              138,473            1,340,279               46,517              503,219
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO         MIST INVESCO
                                               MID CAP VALUE      SMALL CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        52,410,959  $        14,198,354
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           52,410,959           14,198,354
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                    6
                                            -------------------  -------------------
       Total Liabilities..................                    7                    6
                                            -------------------  -------------------

NET ASSETS................................  $        52,410,952  $        14,198,348
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        52,327,158  $        14,185,060
   Net assets from contracts in payout....               83,794               13,288
                                            -------------------  -------------------
       Total Net Assets...................  $        52,410,952  $        14,198,348
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,340,014  $       149,334,908  $        41,083,554  $         4,142,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,340,014          149,334,908           41,083,554            4,142,616
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,326,283  $       149,015,912  $        41,036,003  $         4,132,192
   Net assets from contracts in payout....               13,723              318,993               47,547               10,424
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                            ASSET ALLOCATION 100     TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,831,388  $            12,425  $       120,747,352  $        53,420,824
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,831,388               12,425          120,747,352           53,420,824
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,831,385  $            12,424  $       120,549,018  $        53,347,979
   Net assets from contracts in payout....                    --                   --              198,329               72,837
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================

                                                                     MIST MORGAN
                                             MIST MFS RESEARCH     STANLEY MID CAP
                                               INTERNATIONAL           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,277,221  $        11,736,550
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          72,277,221           11,736,550
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   6                    4
                                            ------------------  -------------------
       Total Liabilities..................                   6                    4
                                            ------------------  -------------------

NET ASSETS................................  $       72,277,215  $        11,736,546
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,131,852  $        11,707,391
   Net assets from contracts in payout....             145,363               29,155
                                            ------------------  -------------------
       Total Net Assets...................  $       72,277,215  $        11,736,546
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST PIMCO
                                             MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                               GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      351,667,658  $        65,747,518   $       243,988,074  $       57,774,396
   Due from MetLife Insurance
     Company USA..........................                  --                   --                    --                  --
                                            ------------------  --------------------  -------------------  ------------------
       Total Assets.......................         351,667,658           65,747,518           243,988,074          57,774,396
                                            ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------
       Total Liabilities..................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------

NET ASSETS................................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      351,470,253  $        65,646,508   $       243,369,323  $       57,624,152
   Net assets from contracts in payout....             197,381              101,003               618,744             150,235
                                            ------------------  --------------------  -------------------  ------------------
       Total Net Assets...................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================


                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH    MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF            ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       152,052,581  $           11,539  $       122,762,323  $       156,905,463
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          152,052,581              11,539          122,762,323          156,905,463
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       151,838,023  $           11,539  $       122,762,323  $       156,905,463
   Net assets from contracts in payout....              214,550                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      443,370,574  $         2,094,287
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         443,370,574            2,094,287
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  16                    1
                                            ------------------  -------------------
       Total Liabilities..................                  16                    1
                                            ------------------  -------------------

NET ASSETS................................  $      443,370,558  $         2,094,286
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      442,751,028  $         2,094,286
   Net assets from contracts in payout....             619,530                   --
                                            ------------------  -------------------
       Total Net Assets...................  $      443,370,558  $         2,094,286
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF BARCLAYS
                                                 MIST WMC          MORGAN STANLEY      AGGREGATE BOND     MSF BLACKROCK BOND
                                            LARGE CAP RESEARCH    MULTI CAP GROWTH          INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       46,264,422  $           914,005  $        75,845,003  $      171,167,583
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          46,264,422              914,005           75,845,003         171,167,583
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       46,192,239  $           914,004  $        75,724,869  $      170,720,986
   Net assets from contracts in payout....              72,179                   --              120,134             446,583
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================


                                                MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK       MSF FRONTIER
                                            CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            --------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $       201,471,723  $       12,887,182  $       260,028,984  $        88,449,755
   Due from MetLife Insurance
     Company USA..........................                    --                  --                  238                   --
                                            --------------------  ------------------  -------------------  -------------------
       Total Assets.......................           201,471,723          12,887,182          260,029,222           88,449,755
                                            --------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------

NET ASSETS................................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       200,150,994  $       12,887,179  $       259,302,887  $        88,270,634
   Net assets from contracts in payout....             1,320,718                  --              726,335              179,113
                                            --------------------  ------------------  -------------------  -------------------
       Total Net Assets...................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================


                                                                  MSF LOOMIS SAYLES
                                            MSF JENNISON GROWTH    SMALL CAP CORE
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      376,259,292   $           725,824
   Due from MetLife Insurance
     Company USA..........................                  --                     2
                                            -------------------  -------------------
       Total Assets.......................         376,259,292               725,826
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   5                    --
                                            -------------------  -------------------
       Total Liabilities..................                   5                    --
                                            -------------------  -------------------

NET ASSETS................................  $      376,259,287   $           725,826
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      375,992,502   $           725,826
   Net assets from contracts in payout....             266,785                    --
                                            -------------------  -------------------
       Total Net Assets...................  $      376,259,287   $           725,826
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MSF
                                                                  MET/DIMENSIONAL
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,961,420  $         1,388,812   $         29,613,605  $        87,527,054
   Due from MetLife Insurance
     Company USA........................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,961,420            1,388,812             29,613,605           87,527,054
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,961,420  $         1,388,811   $         29,613,599  $        87,492,323
   Net assets from contracts in payout..                   --                   --                     --               34,726
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================



                                               MSF METLIFE          MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       550,983,260  $       645,019,175  $        16,117,119  $       948,735,717
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           550,983,260          645,019,175           16,117,119          948,735,717
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       550,983,256  $       644,967,998  $        16,117,119  $       944,769,256
   Net assets from contracts in payout..                    --               51,161                   --            3,966,444
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================



                                              MSF MFS TOTAL
                                                 RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        427,404,174  $       149,803,847
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           427,404,174          149,803,847
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    25                   31
                                          --------------------  -------------------
       Total Liabilities................                    25                   31
                                          --------------------  -------------------

NET ASSETS..............................  $        427,404,149  $       149,803,816
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,127,027  $       149,671,228
   Net assets from contracts in payout..             1,277,122              132,588
                                          --------------------  -------------------
       Total Net Assets.................  $        427,404,149  $       149,803,816
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                 MSF MSCI           MSF NEUBERGER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                EAFE INDEX         BERMAN GENESIS           INDEX          LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       55,159,835  $        69,389,905  $       114,688,189  $       59,661,392
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          55,159,835           69,389,905          114,688,189          59,661,392
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       55,109,972  $        69,359,916  $       114,630,764  $       59,393,613
   Net assets from contracts in payout....              49,863               29,964               57,425             267,768
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================

                                                                   MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT STRATEGIC    MANAGEMENT U.S.          MSF WMC
                                             SMALL CAP GROWTH     BOND OPPORTUNITIES       GOVERNMENT            BALANCED
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,139,547   $       39,669,740   $        98,096,577  $       263,144,758
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,139,547           39,669,740            98,096,577          263,144,758
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,080,151   $       39,516,671   $        97,895,283  $       262,480,655
   Net assets from contracts in payout....               59,392              153,066               201,289              664,101
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================

                                                  MSF WMC
                                                CORE EQUITY         PIONEER VCT
                                               OPPORTUNITIES       MID CAP VALUE
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       96,109,892  $        27,355,305
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          96,109,892           27,355,305
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   9                    3
                                            ------------------  -------------------
       Total Liabilities..................                   9                    3
                                            ------------------  -------------------

NET ASSETS................................  $       96,109,883  $        27,355,302
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       96,040,199  $        27,355,302
   Net assets from contracts in payout....              69,684                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       96,109,883  $        27,355,302
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                               PIONEER VCT REAL      TAP 1919 VARIABLE                              WELLS FARGO VT
                                                 ESTATE SHARES      RESPONSIVE BALANCED        UIF GROWTH           SMALL CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $         9,986,469   $         43,091,033   $          6,688,279   $         2,543,972
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................             9,986,469             43,091,033              6,688,279             2,543,972
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,986,466   $         43,078,306   $          6,642,008   $         2,507,026
   Net assets from contracts in payout....                    --                 12,724                 46,270                36,946
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                     ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL        GLOBAL THEMATIC                            AMERICAN FUNDS
                                                 APPRECIATION             GROWTH         AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $                --   $           133,598  $         1,488,114
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                62,574               14,197               106,429            2,086,722
      Administrative charges...............                 5,234                1,321                11,088              182,317
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                67,808               15,518               117,517            2,269,039
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (67,808)             (15,518)                16,081            (780,925)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               505,154                   --                 2,744           13,371,511
      Realized gains (losses) on sale of
        investments........................               289,635               32,668                44,801            9,641,896
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               794,789               32,668                47,545           23,013,407
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (344,060)                9,377               205,588         (21,669,707)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               450,729               42,045               253,133            1,343,700
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           382,921  $            26,527   $           269,214  $           562,775
                                             ====================  ===================  ====================  ===================

                                                AMERICAN FUNDS
                                                 GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS     DELAWARE VIP SMALL
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME          CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              3,581  $         2,150,514  $          3,128,051  $            77,229
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,226            4,764,925             4,280,688               91,382
      Administrative charges...............                 4,925              408,773               370,199                  221
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                53,151            5,173,698             4,650,887               91,603
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (49,570)          (3,023,184)           (1,522,836)             (14,374)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                15,087           14,558,158            12,566,300            1,189,595
      Realized gains (losses) on sale of
        investments........................               310,319           24,636,682            20,379,081            1,270,288
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               325,406           39,194,840            32,945,381            2,459,883
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (247,183)         (17,668,571)           (9,878,667)          (1,772,697)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                78,223           21,526,269            23,066,714              687,186
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,653  $        18,503,085  $         21,543,878  $           672,812
                                             ====================  ===================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &          DEUTSCHE II
                                               AGENCY SECURITIES   SMALL MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             61,701  $            32,790
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                56,148              125,811
      Administrative charges...............                 4,610               10,558
                                             --------------------  -------------------
        Total expenses.....................                60,758              136,369
                                             --------------------  -------------------
           Net investment income (loss)....                   943            (103,579)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --               34,874
      Realized gains (losses) on sale of
        investments........................              (63,795)              437,622
                                             --------------------  -------------------
           Net realized gains (losses).....              (63,795)              472,496
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               156,481            (165,170)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                92,686              307,326
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             93,629  $           203,747
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            FIDELITY VIP
                                              DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL       FIDELITY VIP
                                             RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION         EQUITY-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,247  $          1,771,752  $              4,654  $         7,242,716
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,265             3,396,195                30,431            3,275,526
      Administrative charges...............                1,100               165,178                 1,979               11,587
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               14,365             3,561,373                32,410            3,287,113
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (8,118)           (1,789,621)              (27,756)            3,955,603
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               50,782             4,791,881                92,762            3,575,759
      Realized gains (losses) on sale of
        investments........................               25,310            12,357,836               155,325            3,727,490
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               76,092            17,149,717               248,087            7,303,249
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,457             8,071,311              (23,087)            7,248,553
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               85,549            25,221,028               225,000           14,551,802
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            77,431  $         23,431,407  $            197,244  $        18,507,405
                                             ===================  ====================  ====================  ===================


                                                 FIDELITY VIP       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                               FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            515,831  $         1,297,376  $             53,707  $          1,783,174
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                38,919              294,952             3,935,305               550,805
      Administrative charges...............                    --                  100               175,409                51,123
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                38,919              295,052             4,110,714               601,928
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               476,912            1,002,324           (4,057,007)             1,181,246
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               386,873                   --             7,084,541                    --
      Realized gains (losses) on sale of
        investments........................                    --            (120,874)             9,006,756             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               386,873            (120,874)            16,091,297             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (721,035)            (850,052)               885,782           (1,385,438)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (334,162)            (970,926)            16,977,079                43,946
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            142,750  $            31,398  $         12,920,072  $          1,225,192
                                             ====================  ===================  ====================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP  RISING DIVIDENDS VIP
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           449,688  $            290,035
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              345,048               384,484
      Administrative charges...............               34,770                32,493
                                             -------------------  --------------------
        Total expenses.....................              379,818               416,977
                                             -------------------  --------------------
           Net investment income (loss)....               69,870             (126,942)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              116,923               426,792
      Realized gains (losses) on sale of
        investments........................            1,502,551             1,896,932
                                             -------------------  --------------------
           Net realized gains (losses).....            1,619,474             2,323,724
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (444,273)             (881,958)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,175,201             1,441,766
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,245,071  $          1,314,824
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                 SMALL-MID CAP           DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                  GROWTH VIP             MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            317,473  $          1,606,309  $             94,478
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               552,820               255,901             1,419,854               114,603
      Administrative charges................                40,357                   384               103,354                11,226
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               593,177               256,285             1,523,208               125,829
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (593,177)                61,188                83,101              (31,351)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             6,626,524                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             1,708,352             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,334,876             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,957,792)           (1,908,799)          (14,127,812)              (99,974)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,377,084           (2,101,146)          (10,722,874)               570,561
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,783,907  $        (2,039,958)  $       (10,639,773)  $            539,210
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.         INVESCO V.I.           INVESCO V.I.
                                              DIVERSIFIED DIVIDEND   EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $            22,461  $          1,077,313  $            323,861
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                30,686             1,067,330               179,608
      Administrative charges................                 2,219               107,174                17,039
                                              --------------------  --------------------  ---------------------
        Total expenses......................                32,905             1,174,504               196,647
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (10,444)              (97,191)               127,214
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,322,590                    --
      Realized gains (losses) on sale of
        investments.........................               119,110             5,604,139               (7,775)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               119,110             8,926,729               (7,775)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                34,690           (4,021,112)               126,412
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               153,800             4,905,617               118,637
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $           143,356  $          4,808,426  $            245,851
                                              ====================  ====================  =====================


                                                  INVESCO V.I.          INVESCO V.I.           JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX          ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             53,777  $             37,991  $              4,680
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                34,749                49,455               190,425
      Administrative charges................                 2,843                 3,608                15,360
                                              --------------------  --------------------  --------------------
        Total expenses......................                37,592                53,063               205,785
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                16,185              (15,072)             (201,105)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                87,954                    --               977,060
      Realized gains (losses) on sale of
        investments.........................                96,742               273,768             1,244,091
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               184,696               273,768             2,221,151
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               131,127              (29,791)             (652,260)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               315,823               243,977             1,568,891
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            332,008  $            228,905  $          1,367,786
                                              ====================  ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                              LMPVET                LMPVET
                                                 JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             9,919  $         1,465,759   $           708,595   $         3,440,035
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,682              632,211             6,509,890             4,438,744
      Administrative charges...............                   65                6,990               542,908               436,600
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                5,747              639,201             7,052,798             4,875,344
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                4,172              826,558           (6,344,203)           (1,435,309)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,951,844            27,796,869            11,561,122
      Realized gains (losses) on sale of
        investments........................               85,137            (840,491)            49,880,376            19,548,158
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               85,137            4,111,353            77,677,245            31,109,280
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (21,287)         (11,332,533)             4,969,052           (2,692,710)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               63,850          (7,221,180)            82,646,297            28,416,570
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            68,022  $       (6,394,622)   $        76,302,094   $        26,981,261
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,340,866    $           510,106   $         2,404,030   $           107,929
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,992,696              1,527,043             1,817,407               636,146
      Administrative charges...............              174,879                124,505               167,621                60,359
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,167,575              1,651,548             1,985,028               696,505
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              173,291            (1,141,442)               419,002             (588,576)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             13,224,998            10,162,800             2,775,798
      Realized gains (losses) on sale of
        investments........................            5,748,538              7,690,710             5,957,108             2,461,884
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            5,748,538             20,915,708            16,119,908             5,237,682
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,791,944            (8,183,281)           (3,205,797)           (2,272,504)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,540,482             12,732,427            12,914,111             2,965,178
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,713,773    $        11,590,985   $        13,333,113   $         2,376,602
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH       ALLOCATION 50%
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $        1,515,387
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               954,924              851,421
      Administrative charges...............                71,044               96,484
                                             --------------------  -------------------
        Total expenses.....................             1,025,968              947,905
                                             --------------------  -------------------
          Net investment income (loss).....           (1,025,968)              567,482
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,563,611                   --
      Realized gains (losses) on sale of
        investments........................             6,161,046            2,647,354
                                             --------------------  -------------------
          Net realized gains (losses)......            12,724,657            2,647,354
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,875,143)          (1,021,670)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,849,514            1,625,684
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           823,546   $        2,193,166
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   LMPVET               LMPVET            LMPVIT WESTERN         LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE HIGH
                                               ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND            INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           722,371  $           435,269  $           572,494    $          6,013,394
                                             -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              499,921              320,772              149,141               1,323,897
      Administrative charges...............               58,765               38,279               13,310                 131,174
                                             -------------------  -------------------  ---------------------  --------------------
        Total expenses.....................              558,686              359,051              162,451               1,455,071
                                             -------------------  -------------------  ---------------------  --------------------
          Net investment income (loss).....              163,685               76,218              410,043               4,558,323
                                             -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              777,031                   --                      --
      Realized gains (losses) on sale of
        investments........................            1,291,309              816,567               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
          Net realized gains (losses)......            1,291,309            1,593,598               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (113,990)            (859,564)            (656,927)             (4,813,613)
                                             -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,177,319              734,034            (610,288)             (5,789,436)
                                             -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,341,004  $           810,252  $         (200,245)    $        (1,231,113)
                                             ===================  ===================  =====================  ====================

                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION           HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,477  $             37,819   $            42,467  $         7,298,099
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               30,795                26,788                23,398            1,648,793
      Administrative charges...............                  580                   717                   376              101,440
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               31,375                27,505                23,774            1,750,233
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               21,102                10,314                18,693            5,547,866
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              400,668               560,829               252,741            5,418,057
      Realized gains (losses) on sale of
        investments........................               29,497                75,154                19,058              852,546
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              430,165               635,983               271,799            6,270,603
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (239,127)             (442,995)             (144,025)          (9,312,170)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              191,038               192,988               127,774          (3,041,567)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           212,140  $            203,302   $           146,467  $         2,506,299
                                             ===================  ====================  ====================  ===================


                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                                  REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,262,135   $             8,307
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,104,279             5,240,204
      Administrative charges...............               68,582                77,763
                                             --------------------  -------------------
        Total expenses.....................            1,172,861             5,317,967
                                             --------------------  -------------------
          Net investment income (loss).....               89,274           (5,309,660)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (747,770)             4,893,061
                                             --------------------  -------------------
          Net realized gains (losses)......            (747,770)             4,893,061
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,172,613            71,822,294
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,424,843            76,715,355
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,514,117   $        71,405,695
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST HARRIS
                                                   OAKMARK           MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,012,499  $         1,434,682  $           308,852  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,138,535            3,324,657              971,031              231,253
      Administrative charges...............               80,353              305,211               81,726               13,901
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,218,888            3,629,868            1,052,757              245,154
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              793,611          (2,195,186)            (743,905)            (245,154)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,401,477                   --           10,303,070            1,681,189
      Realized gains (losses) on sale of
        investments........................            2,149,082           18,851,038            1,436,415              910,189
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,550,559           18,851,038           11,739,485            2,591,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,797,553)               35,646          (6,825,511)          (1,481,220)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,246,994)           18,886,684            4,913,974            1,110,158
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,453,383)  $        16,691,498  $         4,170,069  $           865,004
                                             ===================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           146,345  $         3,618,319  $         2,561,383  $           169,446
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,985            1,950,043              631,162               83,357
      Administrative charges...............               10,879                1,036               52,938                7,207
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              215,864            1,951,079              684,100               90,564
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (69,519)            1,667,240            1,877,283               78,882
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,601,664                   --            1,194,028               21,064
      Realized gains (losses) on sale of
        investments........................              584,703            4,680,338              878,119             (22,500)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            2,186,367            4,680,338            2,072,147              (1,436)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,720,767)          (2,489,378)          (2,360,131)            (128,296)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              465,600            2,190,960            (287,984)            (129,732)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           396,081  $         3,858,200  $         1,589,299  $          (50,850)
                                             ===================  ===================  ===================  ====================

                                                                       MIST METLIFE
                                                 MIST METLIFE           MULTI-INDEX
                                             ASSET ALLOCATION 100      TARGETED RISK
                                                  SUBACCOUNT          SUBACCOUNT (b)
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           475,270   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              806,663                    30
      Administrative charges...............                5,965                    --
                                             --------------------  -------------------
        Total expenses.....................              812,628                    30
                                             --------------------  -------------------
          Net investment income (loss).....            (337,358)                  (30)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     7
      Realized gains (losses) on sale of
        investments........................            2,105,016                    43
                                             --------------------  -------------------
          Net realized gains (losses)......            2,105,016                    50
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              702,228                   299
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,807,244                   349
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,886   $               319
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST MORGAN
                                                MIST METLIFE      MIST MFS EMERGING    MIST MFS RESEARCH     STANLEY MID CAP
                                               SMALL CAP VALUE     MARKETS EQUITY        INTERNATIONAL           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           67,927  $           501,418  $        1,905,313  $             4,756
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,843,003            1,026,584           1,175,669              212,088
      Administrative charges...............              89,332               85,504              95,747               18,346
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,932,335            1,112,088           1,271,416              230,434
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....         (1,864,408)            (610,670)             633,897            (225,678)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           5,439,014                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           4,412,915              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,851,929              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (7,954,172)          (3,870,947)         (7,907,774)          (1,136,296)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,897,757          (3,753,625)         (7,510,819)              108,856
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           33,349  $       (4,364,295)  $      (6,876,922)  $         (116,822)
                                             ==================  ===================  ==================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED   MIST PIMCO TOTAL
                                                 GLOBAL EQUITY           BOND                RETURN          MIST PIONEER FUND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        3,644,801  $         1,314,784  $        6,481,312  $           978,407
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,815,567            1,125,405           4,258,367              852,170
      Administrative charges...............              185,069               72,752             308,697               68,236
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            5,000,636            1,198,157           4,567,064              920,406
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (1,355,835)              116,627           1,914,248               58,001
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           11,380,441                   --                  --           17,003,097
      Realized gains (losses) on sale of
        investments........................           13,234,388          (1,454,822)           2,956,590            1,400,040
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           24,614,829          (1,454,822)           2,956,590           18,403,137
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (19,748,974)            2,626,174           1,916,125         (13,134,410)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,865,855            1,171,352           4,872,715            5,268,727
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        3,510,020  $         1,287,979  $        6,786,963  $         5,326,728
                                             ===================  ===================  ==================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME       MANAGED RISK
                                                 SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        8,501,378  $                --
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,591,411                   31
      Administrative charges...............             216,403                   --
                                             ------------------  -------------------
        Total expenses.....................           2,807,814                   31
                                             ------------------  -------------------
          Net investment income (loss).....           5,693,564                 (31)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           1,713,576                    8
      Realized gains (losses) on sale of
        investments........................           3,622,786                    2
                                             ------------------  -------------------
          Net realized gains (losses)......           5,336,362                   10
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (6,075,435)                  334
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (739,073)                  344
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        4,954,491  $               313
                                             ==================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                              MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF            ETF            LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,855,015  $         3,039,413  $        1,628,666  $                --
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,582,037            2,007,365           5,104,627               39,895
      Administrative charges...............                  --                   --             410,136                3,381
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,582,037            2,007,365           5,514,763               43,276
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,272,978            1,032,048         (3,886,097)             (43,276)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           7,541,916           10,032,533                  --              246,598
      Realized gains (losses) on sale of
        investments........................           2,176,964            2,442,515          10,761,897              226,310
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,718,880           12,475,048          10,761,897              472,908
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,382,431)          (7,094,523)          35,231,043            (215,454)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           4,336,449            5,380,525          45,992,940              257,454
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,609,427  $         6,412,573  $       42,106,843  $           214,178
                                             ==================  ===================  ==================  ===================

                                                                                          MSF BARCLAYS
                                                   MIST WMC         MORGAN STANLEY       AGGREGATE BOND     MSF BLACKROCK BOND
                                              LARGE CAP RESEARCH   MULTI CAP GROWTH           INDEX               INCOME
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          391,280  $                --  $        2,387,584  $         6,176,245
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              684,108               22,931             938,062            2,568,229
      Administrative charges...............               63,450                1,607                 222              182,021
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              747,558               24,538             938,284            2,750,250
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (356,278)             (24,538)           1,449,300            3,425,995
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              139,389                  --                   --
      Realized gains (losses) on sale of
        investments........................            2,663,157              154,303             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,663,157              293,692             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,964,427            (242,199)           1,888,378            4,747,555
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,627,584               51,493           2,093,020            6,041,587
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        5,271,306  $            26,955  $        3,542,320  $         9,467,582
                                             ===================  ===================  ==================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK
                                             CAPITAL APPRECIATION     LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          126,490   $           157,562
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,617,897               230,607
      Administrative charges...............              210,218                18,439
                                             --------------------  -------------------
        Total expenses.....................            2,828,115               249,046
                                             --------------------  -------------------
          Net investment income (loss).....          (2,701,625)              (91,484)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,489,401
      Realized gains (losses) on sale of
        investments........................           19,554,610             (319,004)
                                             --------------------  -------------------
          Net realized gains (losses)......           19,554,610             3,170,397
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,920,337)           (2,004,706)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,634,273             1,165,691
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       13,932,648   $         1,074,207
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                MSF BLACKROCK        MSF FRONTIER                              MSF LOOMIS SAYLES
                                                MONEY MARKET        MID CAP GROWTH      MSF JENNISON GROWTH     SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $           862,727   $                 --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,106,307            1,212,592            4,826,514                 16,358
      Administrative charges...............              326,716              114,991               92,252                  1,345
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,433,023            1,327,583            4,918,766                 17,703
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....          (4,433,023)          (1,327,583)          (4,056,039)               (17,703)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            8,238,068           19,739,374                130,765
      Realized gains (losses) on sale of
        investments........................                   --            4,955,283           10,464,671                 25,069
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......                   --           13,193,351           30,204,045                155,834
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (3,729,328)            1,813,537              (133,406)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            9,464,023           32,017,582                 22,428
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,433,023)  $         8,136,440  $        27,961,543   $              4,725
                                             ===================  ===================  ====================  ====================

                                                                           MSF
                                                                     MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                 MID CAP VALUE           COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,026  $             19,685   $         1,306,409  $         2,387,139
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,380                22,969               481,370            1,237,134
      Administrative charges...............                3,073                 1,879                26,644               42,663
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               35,453                24,848               508,014            1,279,797
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (24,427)               (5,163)               798,395            1,107,342
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                34,275             1,416,452            3,067,345
      Realized gains (losses) on sale of
        investments........................              128,424                14,325               398,325            2,001,202
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              128,424                48,600             1,814,777            5,068,547
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (101,825)             (182,113)           (1,645,913)          (2,987,914)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               26,599             (133,513)               168,864            2,080,633
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,172  $          (138,676)   $           967,259  $         3,187,975
                                             ===================  ====================  ====================  ===================



                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,135,400   $         6,346,841
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,296,827             8,537,690
      Administrative charges...............              203,225               299,933
                                             --------------------  --------------------
        Total expenses.....................            7,500,052             8,837,623
                                             --------------------  --------------------
          Net investment income (loss).....            1,635,348           (2,490,782)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           17,148,909                    --
      Realized gains (losses) on sale of
        investments........................            8,462,196             7,761,969
                                             --------------------  --------------------
          Net realized gains (losses)......           25,611,105             7,761,969
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,002,792)            18,931,660
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,608,313            26,693,629
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,243,661   $        24,202,847
                                             ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MSF METLIFE MID     MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX           INDEX                RETURN            MSF MFS VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           152,898  $        16,418,496   $       10,008,661  $         2,476,796
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,196           13,506,983            6,191,567            2,234,622
      Administrative charges...............                   --              283,403              456,879              149,821
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              188,196           13,790,386            6,648,446            2,384,443
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (35,298)            2,628,110            3,360,215               92,353
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              695,245           24,574,682                   --            6,980,679
      Realized gains (losses) on sale of
        investments........................              287,263           75,929,728           12,602,909            6,296,608
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              982,508          100,504,410           12,602,909           13,277,287
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              278,100            3,976,797           13,299,681            (201,912)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,260,608          104,481,207           25,902,590           13,075,375
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,225,310  $       107,109,317   $       29,262,805  $        13,167,728
                                             ===================  ===================  ===================  ===================


                                                  MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,631,855   $          269,774  $         1,365,627  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              731,922              988,168            1,382,856              856,881
      Administrative charges...............                2,014               49,877                5,150               68,224
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              733,936            1,038,045            1,388,006              925,105
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              897,919            (768,271)             (22,379)            (925,105)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,646,282            3,675,176
      Realized gains (losses) on sale of
        investments........................          (1,436,871)            3,037,646            4,647,243            4,020,066
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,436,871)            3,037,646            7,293,525            7,695,242
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,796,106)          (3,689,785)          (3,245,929)          (2,107,884)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,232,977)            (652,139)            4,047,596            5,587,358
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,335,058)   $      (1,420,410)  $         4,025,217  $         4,662,253
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $        2,281,256
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,519,594              651,486
      Administrative charges...............               50,295               61,352
                                             -------------------  --------------------
        Total expenses.....................            1,569,889              712,838
                                             -------------------  --------------------
          Net investment income (loss).....          (1,569,889)            1,568,418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,494,515                   --
      Realized gains (losses) on sale of
        investments........................            6,410,945              581,982
                                             -------------------  --------------------
          Net realized gains (losses)......           15,905,460              581,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,452,499)            (535,363)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,452,961               46,619
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,883,072   $        1,615,037
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                               MSF WESTERN ASSET                             MSF WMC
                                                MANAGEMENT U.S.         MSF WMC            CORE EQUITY          PIONEER VCT
                                                  GOVERNMENT           BALANCED           OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,055,969  $         5,258,337  $           562,231  $           188,619
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,320,951            3,300,964            1,664,888              463,988
      Administrative charges...............               90,778               16,460              132,960               42,726
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,411,729            3,317,424            1,797,848              506,714
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              644,240            1,940,913          (1,235,617)            (318,095)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            8,700,213            3,872,562
      Realized gains (losses) on sale of
        investments........................              151,558            9,187,107            4,414,699              870,614
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              151,558            9,187,107           13,114,912            4,743,176
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              740,716           11,946,452          (4,046,007)          (1,010,239)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              892,274           21,133,559            9,068,905            3,732,937
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,536,514  $        23,074,472  $         7,833,288  $         3,414,842
                                             ===================  ===================  ===================  ===================


                                               PIONEER VCT REAL    TAP 1919 VARIABLE                          WELLS FARGO VT
                                                 ESTATE SHARES    RESPONSIVE BALANCED      UIF GROWTH         SMALL CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,315  $           368,725  $                --  $             9,649
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,372              545,650              111,981               32,864
      Administrative charges...............               15,356               16,129               10,426                2,044
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              197,728              561,779              122,407               34,908
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               37,587            (193,054)            (122,407)             (25,259)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,003,049            4,898,778              473,425                   --
      Realized gains (losses) on sale of
        investments........................              263,613            1,420,300              856,000               77,628
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,266,662            6,319,078            1,329,425               77,628
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,263,330          (2,848,392)            (894,036)               37,219
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,529,992            3,470,686              435,389              114,847
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,567,579  $         3,277,632  $           312,982  $            89,588
                                             ===================  ===================  ===================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             ALLIANCEBERNSTEIN GLOBAL
                                        ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (67,808)  $       (61,674)  $       (15,518)  $       (15,020)
   Net realized gains (losses)....            794,789           735,733            32,668            23,203
   Change in unrealized gains
     (losses) on investments......          (344,060)           261,276             9,377           156,146
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            382,921           935,335            26,527           164,329
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                853             2,099                --                --
   Net transfers (including fixed
     account).....................            249,204          (39,535)           (7,842)             6,009
   Contract charges...............              (764)             (771)             (207)             (280)
   Transfers for contract benefits
     and terminations.............          (626,937)         (834,098)          (87,937)         (147,135)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (377,644)         (872,305)          (95,986)         (141,406)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............              5,277            63,030          (69,459)            22,923
NET ASSETS:
   Beginning of year..............          3,363,995         3,300,965           901,277           878,354
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       3,369,272  $      3,363,995  $        831,818  $        901,277
                                    =================  ================  ================  ================


                                           AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,081  $           (36)  $      (780,925)  $      (702,459)
   Net realized gains (losses)....            47,545           188,519        23,013,407         9,516,429
   Change in unrealized gains
     (losses) on investments......           205,588         (552,432)      (21,669,707)        26,002,227
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           269,214         (363,949)           562,775        34,816,197
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,846            46,654           672,311         1,104,190
   Net transfers (including fixed
     account).....................           149,067           446,383       (4,076,851)       (4,259,158)
   Contract charges...............           (2,904)           (3,367)          (21,160)          (25,749)
   Transfers for contract benefits
     and terminations.............       (1,395,574)       (3,052,108)      (23,577,388)      (24,204,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,219,565)       (2,562,438)      (27,003,088)      (27,385,642)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (950,351)       (2,926,387)      (26,440,313)         7,430,555
NET ASSETS:
   Beginning of year..............         7,716,511        10,642,898       150,574,183       143,143,628
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,766,160  $      7,716,511  $    124,133,870  $    150,574,183
                                    ================  ================  ================  ================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (49,570)  $       (26,558)  $    (3,023,184)  $    (2,686,873)
   Net realized gains (losses)....           325,406           199,709        39,194,840        17,489,309
   Change in unrealized gains
     (losses) on investments......         (247,183)           641,158      (17,668,571)        63,001,582
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            28,653           814,309        18,503,085        77,804,018
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,195             9,564         1,756,998         2,741,028
   Net transfers (including fixed
     account).....................             4,930           116,517      (16,553,882)      (11,724,629)
   Contract charges...............           (1,155)           (1,351)          (47,557)          (57,633)
   Transfers for contract benefits
     and terminations.............         (817,157)         (657,464)      (55,260,756)      (52,827,432)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (799,187)         (532,734)      (70,105,197)      (61,868,666)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (770,534)           281,575      (51,602,112)        15,935,352
NET ASSETS:
   Beginning of year..............         3,564,842         3,283,267       325,074,327       309,138,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,794,308  $      3,564,842  $    273,472,215  $    325,074,327
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,522,836)  $    (1,365,809)
   Net realized gains (losses)....        32,945,381        14,350,569
   Change in unrealized gains
     (losses) on investments......       (9,878,667)        60,371,095
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,543,878        73,355,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           681,238         1,144,786
   Net transfers (including fixed
     account).....................      (11,534,194)      (10,982,121)
   Contract charges...............          (41,725)          (49,429)
   Transfers for contract benefits
     and terminations.............      (47,080,308)      (45,466,316)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (57,974,989)      (55,353,080)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,431,111)        18,002,775
NET ASSETS:
   Beginning of year..............       279,010,804       261,008,029
                                    ----------------  ----------------
   End of year....................  $    242,579,693  $    279,010,804
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                 DEUTSCHE II GOVERNMENT &
                                         DELAWARE VIP SMALL CAP VALUE                AGENCY SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (14,374)  $         10,017  $             943  $          31,870
   Net realized gains (losses)......          2,459,883         1,151,245           (63,795)            101,593
   Change in unrealized gains
     (losses) on investments........        (1,772,697)         2,799,912            156,481          (352,166)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            672,812         3,961,174             93,629          (218,703)
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            186,240           641,543                180                 --
   Net transfers (including fixed
     account).......................          (620,438)         (121,583)          (117,190)              5,094
   Contract charges.................               (38)              (32)              (780)            (1,060)
   Transfers for contract benefits
     and terminations...............        (3,640,585)       (1,793,109)          (575,180)        (1,482,782)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (4,074,821)       (1,273,181)          (692,970)        (1,478,748)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,402,009)         2,687,993          (599,341)        (1,697,451)
NET ASSETS:
   Beginning of year................         15,302,896        12,614,903          3,417,259          5,114,710
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      11,900,887  $     15,302,896  $       2,817,918  $       3,417,259
                                      =================  ================  =================  =================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                   GROWTH
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (103,579)  $       (91,502)  $         (8,118)  $         (5,958)
   Net realized gains (losses)......            472,496           132,685             76,092             19,377
   Change in unrealized gains
     (losses) on investments........          (165,170)         2,218,962              9,457            162,762
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            203,747         2,260,145             77,431            176,181
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,781             6,709                 --                 --
   Net transfers (including fixed
     account).......................          (227,132)         (273,479)            (6,300)           (24,411)
   Contract charges.................            (1,545)           (1,883)              (140)              (138)
   Transfers for contract benefits
     and terminations...............        (1,771,218)       (1,721,998)           (26,383)           (22,902)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,996,114)       (1,990,651)           (32,823)           (47,451)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,792,367)           269,494             44,608            128,730
NET ASSETS:
   Beginning of year................          8,094,382         7,824,888            710,335            581,605
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       6,302,015  $      8,094,382  $         754,943  $         710,335
                                      =================  ================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,789,621)  $    (1,491,143)  $        (27,756)  $        (29,651)
   Net realized gains (losses)......         17,149,717         6,283,965            248,087            344,239
   Change in unrealized gains
     (losses) on investments........          8,071,311        56,291,772           (23,087)            378,710
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         23,431,407        61,084,594            197,244            693,298
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,737,557         5,970,944             20,370             33,034
   Net transfers (including fixed
     account).......................        (4,785,519)       (3,006,539)          (129,492)             49,455
   Contract charges.................           (81,633)          (86,875)              (277)              (325)
   Transfers for contract benefits
     and terminations...............       (37,662,885)      (32,802,301)          (320,740)          (459,633)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (37,792,480)      (29,924,771)          (430,139)          (377,469)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,361,073)        31,159,823          (232,895)            315,829
NET ASSETS:
   Beginning of year................        255,326,876       224,167,053          2,445,391          2,129,562
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $     240,965,803  $    255,326,876  $       2,212,496  $       2,445,391
                                      =================  ================  =================  =================


                                           FIDELITY VIP EQUITY-INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       3,955,603  $       2,990,707
   Net realized gains (losses)......          7,303,249         18,571,307
   Change in unrealized gains
     (losses) on investments........          7,248,553         35,924,876
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         18,507,405         57,486,890
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,904,375          6,098,643
   Net transfers (including fixed
     account).......................        (3,437,424)        (4,270,403)
   Contract charges.................          (154,692)          (167,400)
   Transfers for contract benefits
     and terminations...............       (23,319,528)       (22,246,728)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (22,007,269)       (20,585,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,499,864)         36,901,002
NET ASSETS:
   Beginning of year................        261,131,881        224,230,879
                                      -----------------  -----------------
   End of year......................  $     257,632,017  $     261,131,881
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      FIDELITY VIP
                                      FUNDSMANAGER
                                           60%            FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP
                                       SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                    ----------------  ----------------------------------  ---------------------------------
                                        2014 (a)            2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        476,912  $      1,002,324  $      1,098,961  $    (4,057,007)  $   (3,267,439)
   Net realized gains (losses)....           386,873         (120,874)         (156,051)        16,091,297       44,925,295
   Change in unrealized gains
     (losses) on investments......         (721,035)         (850,052)           209,161           885,782       42,081,895
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           142,750            31,398         1,152,071        12,920,072       83,739,751
                                    ----------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,788,308           310,126           340,290         8,561,938        9,494,104
   Net transfers (including fixed
     account).....................            18,128         (163,272)         (676,878)       (8,380,799)      (7,457,674)
   Contract charges...............                --          (15,439)          (18,006)          (90,246)         (98,588)
   Transfers for contract benefits
     and terminations.............                --       (2,630,943)       (2,621,339)      (40,911,680)     (35,774,275)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        46,806,436       (2,499,528)       (2,975,933)      (40,820,787)     (33,836,433)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        46,949,186       (2,468,130)       (1,823,862)      (27,900,715)       49,903,318
NET ASSETS:
   Beginning of year..............                --        24,369,719        26,193,581       312,221,233      262,317,915
                                    ----------------  ----------------  ----------------  ----------------  ---------------
   End of year....................  $     46,949,186  $     21,901,589  $     24,369,719  $    284,320,518  $   312,221,233
                                    ================  ================  ================  ================  ===============



                                        FTVIPT FRANKLIN INCOME VIP       FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,181,246  $      1,779,806  $         69,870  $        103,024
   Net realized gains (losses)....         1,429,384           737,033         1,619,474         1,127,184
   Change in unrealized gains
     (losses) on investments......       (1,385,438)         1,769,151         (444,273)         4,865,272
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,225,192         4,285,990         1,245,071         6,095,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,060           257,722            32,379            84,976
   Net transfers (including fixed
     account).....................         (761,005)           796,177         (191,419)         (928,376)
   Contract charges...............           (5,839)           (6,625)           (8,292)           (9,934)
   Transfers for contract benefits
     and terminations.............       (9,588,499)       (7,070,723)       (5,430,241)       (6,472,234)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,028,283)       (6,023,449)       (5,597,573)       (7,325,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,803,091)       (1,737,459)       (4,352,502)       (1,230,088)
NET ASSETS:
   Beginning of year..............        36,879,662        38,617,121        25,274,641        26,504,729
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     28,076,571  $     36,879,662  $     20,922,139  $     25,274,641
                                    ================  ================  ================  ================


                                         FTVIPT FRANKLIN RISING              FTVIPT FRANKLIN SMALL-MID
                                              DIVIDENDS VIP                       CAP GROWTH VIP
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (126,942)  $       (77,919)  $      (593,177)  $      (603,874)
   Net realized gains (losses)....         2,323,724         1,799,359         8,334,876         3,912,203
   Change in unrealized gains
     (losses) on investments......         (881,958)         3,422,567       (5,957,792)         7,106,109
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,314,824         5,144,007         1,783,907        10,414,438
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,753           269,464           298,737           306,814
   Net transfers (including fixed
     account).....................         (497,229)         2,390,768       (1,288,696)         (699,848)
   Contract charges...............           (5,811)           (7,124)          (10,168)          (11,579)
   Transfers for contract benefits
     and terminations.............       (4,686,100)       (3,915,791)       (5,568,700)       (5,438,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,137,387)       (1,262,683)       (6,568,827)       (5,842,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,822,563)         3,881,324       (4,784,920)         4,571,581
NET ASSETS:
   Beginning of year..............        24,118,817        20,237,493        36,768,267        32,196,686
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,296,254  $     24,118,817  $     31,983,347  $     36,768,267
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           FTVIPT TEMPLETON DEVELOPING
                                                   MARKETS VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013              2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          61,188  $         192,811  $          83,101  $         556,009
   Net realized gains (losses)......          (192,347)          (128,961)          3,404,938          2,544,926
   Change in unrealized gains
     (losses) on investments........        (1,908,799)          (644,865)       (14,127,812)         14,774,044
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,039,958)          (581,015)       (10,639,773)         17,874,979
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,101,137          1,390,826          1,033,839          1,577,814
   Net transfers (including fixed
     account).......................          (625,698)        (1,211,921)            996,549        (4,574,417)
   Contract charges.................           (10,107)           (12,137)           (17,240)           (21,328)
   Transfers for contract benefits
     and terminations...............        (2,406,627)        (2,809,192)       (15,473,160)       (13,959,584)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,295)        (2,642,424)       (13,460,012)       (16,977,515)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,981,253)        (3,223,439)       (24,099,785)            897,464
NET ASSETS:
   Beginning of year................         23,212,625         26,436,064         96,258,675         95,361,211
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,231,372  $      23,212,625  $      72,158,890  $      96,258,675
                                      =================  =================  =================  =================


                                             INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (31,351)  $         (7,037)  $       (10,444)  $         (3,302)
   Net realized gains (losses)......            670,535            423,952           119,110            111,528
   Change in unrealized gains
     (losses) on investments........           (99,974)          1,972,850            34,690            264,409
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            539,210          2,389,765           143,356            372,635
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                --                 --
   Net transfers (including fixed
     account).......................             29,872          (448,194)           (7,165)             20,008
   Contract charges.................            (1,042)            (1,385)             (110)              (134)
   Transfers for contract benefits
     and terminations...............        (1,970,712)        (1,485,504)         (240,004)          (288,448)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,882)        (1,935,083)         (247,279)          (268,574)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,402,672)            454,682         (103,923)            104,061
NET ASSETS:
   Beginning of year................          8,281,585          7,826,903         1,508,707          1,404,646
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $       6,878,913  $       8,281,585  $      1,404,784  $       1,508,707
                                      =================  =================  ================  =================


                                         INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GOVERNMENT SECURITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (97,191)  $       (156,130)  $         127,214  $         210,768
   Net realized gains (losses)......          8,926,729          5,245,140            (7,775)            124,407
   Change in unrealized gains
     (losses) on investments........        (4,021,112)         11,533,297            126,412        (1,015,023)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,808,426         16,622,307            245,851          (679,848)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            267,130            201,462                650              9,511
   Net transfers (including fixed
     account).......................              3,954        (1,010,257)          (249,475)          (754,815)
   Contract charges.................           (23,467)           (27,704)            (1,636)            (2,421)
   Transfers for contract benefits
     and terminations...............       (16,967,616)       (18,810,104)        (1,863,333)        (2,968,234)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,719,999)       (19,646,603)        (2,113,794)        (3,715,959)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,911,573)        (3,024,296)        (1,867,943)        (4,395,807)
NET ASSETS:
   Beginning of year................         77,591,291         80,615,587         12,461,122         16,856,929
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      65,679,718  $      77,591,291  $      10,593,179  $      12,461,122
                                      =================  =================  =================  =================


                                        INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          16,185  $          21,835
   Net realized gains (losses)......            184,696             66,653
   Change in unrealized gains
     (losses) on investments........            131,127             68,927
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            332,008            157,415
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,368              1,899
   Net transfers (including fixed
     account).......................             18,431            361,976
   Contract charges.................              (589)              (669)
   Transfers for contract benefits
     and terminations...............          (637,943)          (567,044)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (618,733)          (203,838)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (286,725)           (46,423)
NET ASSETS:
   Beginning of year................          1,919,717          1,966,140
                                      -----------------  -----------------
   End of year......................  $       1,632,992  $       1,919,717
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                       INVESCO V.I. S&P 500 INDEX             JANUS ASPEN ENTERPRISE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (15,072)  $       (10,977)  $      (201,105)  $      (161,273)
   Net realized gains (losses)....           273,768           230,896         2,221,151         1,516,095
   Change in unrealized gains
     (losses) on investments......          (29,791)           459,450         (652,260)         2,316,874
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           228,905           679,369         1,367,786         3,671,696
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           183,584           236,556
   Net transfers (including fixed
     account).....................          (52,937)            59,862         (263,253)         (804,603)
   Contract charges...............             (417)             (483)           (1,990)           (2,405)
   Transfers for contract benefits
     and terminations.............         (574,651)         (752,832)       (1,911,795)       (2,407,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (628,005)         (693,453)       (1,993,454)       (2,977,738)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (399,100)          (14,084)         (625,668)           693,958
NET ASSETS:
   Beginning of year..............         2,775,395         2,789,479        14,258,782        13,564,824
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,376,295  $      2,775,395  $     13,633,114  $     14,258,782
                                    ================  ================  ================  ================


                                        JANUS ASPEN GLOBAL RESEARCH             JANUS ASPEN OVERSEAS
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          4,172  $           5,879  $         826,558  $        920,235
   Net realized gains (losses)....            85,137             15,224          4,111,353       (1,006,092)
   Change in unrealized gains
     (losses) on investments......          (21,287)            228,557       (11,332,533)         6,383,285
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            68,022            249,660        (6,394,622)         6,297,428
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,229             61,894          2,109,096         2,455,370
   Net transfers (including fixed
     account).....................             9,413           (20,896)        (2,685,274)       (4,937,327)
   Contract charges...............              (20)               (13)           (24,831)          (29,579)
   Transfers for contract benefits
     and terminations.............         (281,199)           (60,078)        (4,801,532)       (5,308,342)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (254,577)           (19,093)        (5,402,541)       (7,819,878)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (186,555)            230,567       (11,797,163)       (1,522,450)
NET ASSETS:
   Beginning of year..............         1,151,374            920,807         53,057,257        54,579,707
                                    ----------------  -----------------  -----------------  ----------------
   End of year....................  $        964,819  $       1,151,374  $      41,260,094  $     53,057,257
                                    ================  =================  =================  ================

                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                      APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (6,344,203)  $    (5,467,901)  $    (1,435,309)  $    (1,384,787)
   Net realized gains (losses)....        77,677,245        59,838,803        31,109,280        29,181,465
   Change in unrealized gains
     (losses) on investments......         4,969,052        98,193,520       (2,692,710)        51,555,173
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,302,094       152,564,422        26,981,261        79,351,851
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,937,874         2,970,258         1,656,915         1,556,026
   Net transfers (including fixed
     account).....................      (11,497,692)      (11,474,702)       (3,054,149)       (4,330,210)
   Contract charges...............         (207,839)         (222,588)         (162,863)         (186,108)
   Transfers for contract benefits
     and terminations.............      (71,352,447)      (66,747,401)      (51,419,657)      (61,163,550)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (80,120,104)      (75,474,433)      (52,979,754)      (64,123,842)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,818,010)        77,089,989      (25,998,493)        15,228,009
NET ASSETS:
   Beginning of year..............       443,416,713       366,326,724       327,510,422       312,282,413
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    439,598,703  $    443,416,713  $    301,511,929  $    327,510,422
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               EQUITY INCOME
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        173,291  $       (411,549)
   Net realized gains (losses)....         5,748,538          2,751,112
   Change in unrealized gains
     (losses) on investments......         6,791,944         24,482,520
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        12,713,773         26,822,083
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,410            432,042
   Net transfers (including fixed
     account).....................       (1,671,672)          1,591,908
   Contract charges...............          (38,528)           (44,623)
   Transfers for contract benefits
     and terminations.............      (22,972,818)       (26,800,917)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (24,318,608)       (24,821,590)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (11,604,835)          2,000,493
NET ASSETS:
   Beginning of year..............       125,813,040        123,812,547
                                    ----------------  -----------------
   End of year....................  $    114,208,205  $     125,813,040
                                    ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                     LARGE CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,141,442)  $    (1,163,135)  $       419,002  $        189,301
   Net realized gains (losses)....        20,915,708        18,285,670       16,119,908        11,005,877
   Change in unrealized gains
     (losses) on investments......       (8,183,281)        14,336,026      (3,205,797)        25,777,927
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,590,985        31,458,561       13,333,113        36,973,105
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           604,927           528,912          751,108           797,314
   Net transfers (including fixed
     account).....................       (2,852,461)       (4,867,017)      (2,520,225)       (2,537,354)
   Contract charges...............          (28,670)          (33,068)         (56,455)          (63,883)
   Transfers for contract benefits
     and terminations.............      (15,652,999)      (16,851,432)     (18,842,134)      (22,545,401)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,929,203)      (21,222,605)     (20,667,706)      (24,349,324)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,338,218)        10,235,956      (7,334,593)        12,623,781
NET ASSETS:
   Beginning of year..............       108,269,810        98,033,854      143,905,517       131,281,736
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    101,931,592  $    108,269,810  $   136,570,924  $    143,905,517
                                    ================  ================  ===============  ================

                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE                      SMALL CAP GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (588,576)  $      (660,165)  $   (1,025,968)  $    (1,031,135)
   Net realized gains (losses)....         5,237,682         5,488,291       12,724,657         9,493,628
   Change in unrealized gains
     (losses) on investments......       (2,272,504)         7,556,899     (10,875,143)        15,673,658
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,376,602        12,385,025          823,546        24,136,151
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,521            14,930          579,651           646,305
   Net transfers (including fixed
     account).....................         (639,659)       (1,142,422)      (2,485,673)         1,447,636
   Contract charges...............          (12,016)          (14,866)         (17,828)          (21,159)
   Transfers for contract benefits
     and terminations.............       (5,982,467)       (7,163,372)     (12,335,622)       (8,700,737)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,574,621)       (8,305,730)     (14,259,472)       (6,627,955)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,198,019)         4,079,295     (13,435,926)        17,508,196
NET ASSETS:
   Beginning of year..............        42,887,469        38,808,174       74,135,000        56,626,804
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     38,689,450  $     42,887,469  $    60,699,074  $     74,135,000
                                    ================  ================  ===============  ================

                                         LMPVET VARIABLE LIFESTYLE          LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                     ALLOCATION 70%
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        567,482  $        333,145  $        163,685  $        36,496
   Net realized gains (losses)....         2,647,354         2,142,077         1,291,309        1,038,914
   Change in unrealized gains
     (losses) on investments......       (1,021,670)         6,414,130         (113,990)        6,489,221
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,193,166         8,889,352         1,341,004        7,564,631
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,863           168,948           108,554          125,427
   Net transfers (including fixed
     account).....................         (921,343)           785,577         (140,744)        (619,699)
   Contract charges...............          (32,847)          (46,080)          (31,960)         (36,217)
   Transfers for contract benefits
     and terminations.............      (10,252,857)      (12,794,643)       (5,289,021)      (6,427,477)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,024,184)      (11,886,198)       (5,353,171)      (6,957,966)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,831,018)       (2,996,846)       (4,012,167)          606,665
NET ASSETS:
   Beginning of year..............        67,949,518        70,946,364        41,240,143       40,633,478
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     59,118,500  $     67,949,518  $     37,227,976  $    41,240,143
                                    ================  ================  ================  ===============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 85%
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         76,218  $         50,510
   Net realized gains (losses)....         1,593,598           642,074
   Change in unrealized gains
     (losses) on investments......         (859,564)         5,044,254
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           810,252         5,736,838
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,471            60,613
   Net transfers (including fixed
     account).....................         (217,830)         (132,861)
   Contract charges...............          (24,844)          (27,920)
   Transfers for contract benefits
     and terminations.............       (2,962,639)       (4,162,971)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,148,842)       (4,263,139)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,338,590)         1,473,699
NET ASSETS:
   Beginning of year..............        26,611,146        25,137,447
                                    ----------------  ----------------
   End of year....................  $     24,272,556  $     26,611,146
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVIT WESTERN ASSET VARIABLE       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND                    HIGH INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         410,043  $        370,088  $      4,558,323  $      5,232,450
   Net realized gains (losses)....             46,639            85,940         (975,823)       (1,300,022)
   Change in unrealized gains
     (losses) on investments......          (656,927)          (18,528)       (4,813,613)         3,447,105
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,245)           437,500       (1,231,113)         7,379,533
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,071            34,058           211,946           297,766
   Net transfers (including fixed
     account).....................          (155,586)             7,198         1,018,588          (56,969)
   Contract charges...............              (894)           (1,180)          (24,786)          (29,994)
   Transfers for contract benefits
     and terminations.............        (1,519,382)       (1,980,939)      (16,235,964)      (19,568,606)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,670,791)       (1,940,863)      (15,030,216)      (19,357,803)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,871,036)       (1,503,363)      (16,261,329)      (11,978,270)
NET ASSETS:
   Beginning of year..............          9,465,032        10,968,395        94,954,012       106,932,282
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       7,593,996  $      9,465,032  $     78,692,683  $     94,954,012
                                    =================  ================  ================  ================

                                      MIST AMERICAN FUNDS BALANCED             MIST AMERICAN FUNDS
                                               ALLOCATION                       GROWTH ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,102  $         19,743  $         10,314  $          7,947
   Net realized gains (losses)....           430,165           209,460           635,983           198,329
   Change in unrealized gains
     (losses) on investments......         (239,127)           258,246         (442,995)           427,722
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           212,140           487,449           203,302           633,998
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           354,091           778,188           501,581           639,408
   Net transfers (including fixed
     account).....................           365,337           424,697           135,543           472,495
   Contract charges...............              (81)              (52)             (202)              (58)
   Transfers for contract benefits
     and terminations.............         (442,739)         (250,786)         (663,436)         (224,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           276,608           952,047          (26,514)           887,141
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           488,748         1,439,496           176,788         1,521,139
NET ASSETS:
   Beginning of year..............         3,871,348         2,431,852         3,542,062         2,020,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,360,096  $      3,871,348  $      3,718,850  $      3,542,062
                                    ================  ================  ================  ================

                                           MIST AMERICAN FUNDS
                                           MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         18,693  $         21,675  $      5,547,866  $      6,865,780
   Net realized gains (losses)....           271,799           162,188         6,270,603         5,365,353
   Change in unrealized gains
     (losses) on investments......         (144,025)           105,616       (9,312,170)       (2,490,150)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           146,467           289,479         2,506,299         9,740,983
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           360,406           442,522         2,650,862         1,837,669
   Net transfers (including fixed
     account).....................            92,334           358,383       (1,145,017)       (1,510,013)
   Contract charges...............             (229)             (227)          (39,560)          (46,039)
   Transfers for contract benefits
     and terminations.............         (453,418)         (405,416)      (22,718,789)      (19,432,058)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             (907)           395,262      (21,252,504)      (19,150,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,560           684,741      (18,746,205)       (9,409,458)
NET ASSETS:
   Beginning of year..............         2,718,823         2,034,082       123,385,092       132,794,550
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,864,383  $      2,718,823  $    104,638,887  $    123,385,092
                                    ================  ================  ================  ================


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         89,274  $      4,224,262
   Net realized gains (losses)....         (747,770)       (1,846,045)
   Change in unrealized gains
     (losses) on investments......         9,172,613         (625,710)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,514,117         1,752,507
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,280,938         1,743,786
   Net transfers (including fixed
     account).....................        10,100,102           273,938
   Contract charges...............          (26,951)          (24,835)
   Transfers for contract benefits
     and terminations.............      (12,136,785)      (10,682,405)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           217,304       (8,689,516)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,731,421       (6,937,009)
NET ASSETS:
   Beginning of year..............        69,115,555        76,052,564
                                    ----------------  ----------------
   End of year....................  $     77,846,976  $     69,115,555
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST CLEARBRIDGE AGGRESSIVE              MIST HARRIS OAKMARK
                                                 GROWTH                            INTERNATIONAL
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,309,660)  $       (74,618)  $        793,611  $        857,636
   Net realized gains (losses)....         4,893,061           318,260         9,550,559         2,841,710
   Change in unrealized gains
     (losses) on investments......        71,822,294         1,389,657      (15,797,553)        15,797,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,405,695         1,633,299       (5,453,383)        19,496,704
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,823,691           142,560         1,099,962         1,245,509
   Net transfers (including fixed
     account).....................       571,847,123         1,976,535         (518,031)         4,727,338
   Contract charges...............         (355,710)             (409)          (14,907)          (17,408)
   Transfers for contract benefits
     and terminations.............      (40,990,676)         (882,892)      (10,858,348)      (12,494,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       537,324,428         1,235,794      (10,291,324)       (6,539,043)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       608,730,123         2,869,093      (15,744,707)        12,957,661
NET ASSETS:
   Beginning of year..............         5,944,351         3,075,258        83,400,611        70,442,950
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    614,674,474  $      5,944,351  $     67,655,904  $     83,400,611
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,195,186)  $      (873,696)  $     (743,905)  $      (653,759)
   Net realized gains (losses)....        18,851,038        19,321,109       11,739,485         1,338,194
   Change in unrealized gains
     (losses) on investments......            35,646        26,261,120      (6,825,511)        14,230,313
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,691,498        44,708,533        4,170,069        14,914,748
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           837,907           993,565          210,118           295,652
   Net transfers (including fixed
     account).....................        96,962,170       (5,625,364)      (1,234,874)       (1,353,139)
   Contract charges...............          (90,105)          (62,529)          (8,270)          (10,141)
   Transfers for contract benefits
     and terminations.............      (40,018,101)      (31,017,357)     (12,205,598)       (9,461,977)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        57,691,871      (35,711,685)     (13,238,624)      (10,529,605)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        74,383,369         8,996,848      (9,068,555)         4,385,143
NET ASSETS:
   Beginning of year..............       159,177,699       150,180,851       61,479,507        57,094,364
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    233,561,068  $    159,177,699  $    52,410,952  $     61,479,507
                                    ================  ================  ===============  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (245,154)  $      (183,094)  $       (69,519)  $      (117,473)
   Net realized gains (losses)....         2,591,378         1,654,287         2,186,367           864,407
   Change in unrealized gains
     (losses) on investments......       (1,481,220)         2,800,712       (1,720,767)         2,738,943
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           865,004         4,271,905           396,081         3,485,877
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           227,878           223,226           224,590           274,037
   Net transfers (including fixed
     account).....................           448,919           721,588           381,325         (131,385)
   Contract charges...............           (3,022)           (3,154)           (3,163)           (3,396)
   Transfers for contract benefits
     and terminations.............       (2,489,851)       (1,605,531)       (1,577,144)       (1,608,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,816,076)         (663,871)         (974,392)       (1,469,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (951,072)         3,608,034         (578,311)         2,016,488
NET ASSETS:
   Beginning of year..............        15,149,420        11,541,386        13,918,317        11,901,829
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,198,348  $     15,149,420  $     13,340,006  $     13,918,317
                                    ================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,667,240  $      2,138,480
   Net realized gains (losses)....         4,680,338         4,174,369
   Change in unrealized gains
     (losses) on investments......       (2,489,378)        16,907,180
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,858,200        23,220,029
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,690,830         3,266,257
   Net transfers (including fixed
     account).....................       (3,060,406)       (4,642,898)
   Contract charges...............          (89,938)          (98,928)
   Transfers for contract benefits
     and terminations.............      (15,043,771)      (16,403,169)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,503,285)      (17,878,738)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,645,085)         5,341,291
NET ASSETS:
   Beginning of year..............       160,979,990       155,638,699
                                    ----------------  ----------------
   End of year....................  $    149,334,905  $    160,979,990
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           MIST LORD ABBETT BOND              MIST MET/EATON VANCE
                                                 DEBENTURE                        FLOATING RATE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,877,283  $      2,673,205  $         78,882  $         93,550
   Net realized gains (losses)....         2,072,147         1,233,068           (1,436)            17,844
   Change in unrealized gains
     (losses) on investments......       (2,360,131)         (828,173)         (128,296)          (45,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,589,299         3,078,100          (50,850)            66,291
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,156           346,794            22,671            83,011
   Net transfers (including fixed
     account).....................         2,057,777         (852,846)         (361,983)         3,375,711
   Contract charges...............          (10,746)          (12,515)             (103)             (152)
   Transfers for contract benefits
     and terminations.............       (8,528,528)       (8,981,804)         (517,994)         (951,263)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,148,341)       (9,500,371)         (857,409)         2,507,307
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,559,042)       (6,422,271)         (908,259)         2,573,598
NET ASSETS:
   Beginning of year..............        45,642,592        52,064,863         5,050,875         2,477,277
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     41,083,550  $     45,642,592  $      4,142,616  $      5,050,875
                                    ================  ================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX
                                    MIST METLIFE ASSET ALLOCATION 100     TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)             2014             2013
                                    ----------------  ---------------   ----------------   ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (337,358)  $     (291,949)   $           (30)   $   (1,864,408)  $      (679,616)
   Net realized gains (losses)....         2,105,016          839,855                 50         9,851,929         2,842,323
   Change in unrealized gains
     (losses) on investments......           702,228       14,374,112                299       (7,954,172)        33,150,522
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,469,886       14,922,018                319            33,349        35,313,229
                                    ----------------  ---------------   ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,647,941        2,657,946              5,066         2,310,136         2,791,180
   Net transfers (including fixed
     account).....................       (1,848,074)           67,670              7,732       (2,855,214)       (5,549,253)
   Contract charges...............          (57,682)         (59,097)                 --          (51,822)          (59,044)
   Transfers for contract benefits
     and terminations.............       (6,217,658)      (5,336,373)              (693)      (18,397,297)      (17,786,276)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,475,473)      (2,669,854)             12,105      (18,994,197)      (20,603,393)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,005,587)       12,252,164             12,424      (18,960,848)        14,709,836
NET ASSETS:
   Beginning of year..............        66,836,972       54,584,808                 --       139,708,195       124,998,359
                                    ----------------  ---------------   ----------------   ---------------  ----------------
   End of year....................  $     63,831,385  $    66,836,972   $         12,424   $   120,747,347  $    139,708,195
                                    ================  ===============   ================   ===============  ================


                                         MIST MFS EMERGING MARKETS
                                                  EQUITY                 MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (610,670)  $      (403,905)  $        633,897  $      1,011,603
   Net realized gains (losses)....           117,322           589,139           396,955         (663,165)
   Change in unrealized gains
     (losses) on investments......       (3,870,947)       (4,852,078)       (7,907,774)        14,671,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,364,295)       (4,666,844)       (6,876,922)        15,020,382
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           194,774           288,367           608,065           869,585
   Net transfers (including fixed
     account).....................         9,819,475           120,674         (515,453)       (2,058,523)
   Contract charges...............          (12,834)          (10,359)          (36,430)          (44,184)
   Transfers for contract benefits
     and terminations.............      (10,475,666)      (10,203,377)      (13,717,217)      (15,278,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (474,251)       (9,804,695)      (13,661,035)      (16,511,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,838,546)      (14,471,539)      (20,537,957)       (1,491,039)
NET ASSETS:
   Beginning of year..............        58,259,362        72,730,901        92,815,172        94,306,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,420,816  $     58,259,362  $     72,277,215  $     92,815,172
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST MORGAN STANLEY MID CAP
                                                  GROWTH                 MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (225,678)  $      (137,845)  $    (1,355,835)  $      1,741,345
   Net realized gains (losses)....         1,245,152           808,283        24,614,829         8,061,157
   Change in unrealized gains
     (losses) on investments......       (1,136,296)         3,425,665      (19,748,974)        72,325,448
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (116,822)         4,096,103         3,510,020        82,127,950
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,221           200,040         8,075,281         7,397,218
   Net transfers (including fixed
     account).....................           109,937         (277,302)       (4,519,418)        31,931,652
   Contract charges...............           (1,384)           (1,778)         (145,634)         (162,927)
   Transfers for contract benefits
     and terminations.............       (2,532,989)       (1,844,731)      (51,036,350)      (42,157,196)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,390,215)       (1,923,771)      (47,626,121)       (2,991,253)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,507,037)         2,172,332      (44,116,101)        79,136,697
NET ASSETS:
   Beginning of year..............        14,243,583        12,071,251       395,783,735       316,647,038
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,736,546  $     14,243,583  $    351,667,634  $    395,783,735
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND                       MIST PIMCO TOTAL RETURN
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                         2014               2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        116,627  $        868,664  $      1,914,248  $      9,036,880
   Net realized gains (losses)....       (1,454,822)         4,185,450         2,956,590        12,250,236
   Change in unrealized gains
     (losses) on investments......         2,626,174      (15,986,354)         1,916,125      (33,638,868)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,287,979      (10,932,240)         6,786,963      (12,351,752)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,910,548         2,015,048         3,145,517         5,197,974
   Net transfers (including fixed
     account).....................       (1,008,189)      (16,432,561)       (8,641,979)      (18,542,538)
   Contract charges...............          (16,474)          (21,960)          (60,783)          (74,283)
   Transfers for contract benefits
     and terminations.............      (13,246,441)      (15,172,246)      (53,268,923)      (56,109,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,360,556)      (29,611,719)      (58,826,168)      (69,528,329)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,072,577)      (40,543,959)      (52,039,205)      (81,880,081)
NET ASSETS:
   Beginning of year..............        76,820,088       117,364,047       296,027,272       377,907,353
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     65,747,511  $     76,820,088  $    243,988,067  $    296,027,272
                                    ================  ================  ================  ================


                                            MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         58,001  $      1,024,655  $      5,693,564  $      6,858,819
   Net realized gains (losses)....        18,403,137         2,852,216         5,336,362         6,280,542
   Change in unrealized gains
     (losses) on investments......      (13,134,410)        12,295,148       (6,075,435)      (13,611,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,326,728        16,172,019         4,954,491         (472,457)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,986           518,310         1,033,567         1,919,214
   Net transfers (including fixed
     account).....................         (455,297)       (1,951,734)         3,523,782       (1,771,635)
   Contract charges...............          (22,093)          (25,848)          (39,740)          (48,095)
   Transfers for contract benefits
     and terminations.............       (9,676,245)       (8,920,122)      (33,136,761)      (37,750,587)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,784,649)      (10,379,394)      (28,619,152)      (37,651,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,457,921)         5,792,625      (23,664,661)      (38,123,560)
NET ASSETS:
   Beginning of year..............        62,232,308        56,439,683       175,717,234       213,840,794
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,774,387  $     62,232,308  $    152,052,573  $    175,717,234
                                    ================  ================  ================  ================


                                         MIST PYRAMIS MANAGED RISK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014            2013 (c)
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $           (31)  $             10
   Net realized gains (losses)....                10                23
   Change in unrealized gains
     (losses) on investments......               334               (4)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               313                29
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,454               223
   Net transfers (including fixed
     account).....................             6,405             1,117
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,857             1,340
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,170             1,369
NET ASSETS:
   Beginning of year..............             1,369                --
                                    ----------------  ----------------
   End of year....................  $         11,539  $          1,369
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          MIST SSGA GROWTH AND
                                               INCOME ETF                    MIST SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,272,978  $     1,591,659  $      1,032,048  $     1,316,177
   Net realized gains (losses)....         9,718,880        4,722,848        12,475,048        7,365,285
   Change in unrealized gains
     (losses) on investments......       (5,382,431)        7,409,087       (7,094,523)       15,207,254
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,609,427       13,723,594         6,412,573       23,888,716
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,291,442        3,555,724         4,770,393        5,201,906
   Net transfers (including fixed
     account).....................       (3,457,828)      (2,634,069)       (4,069,039)      (3,728,747)
   Contract charges...............         (134,293)        (144,229)         (163,551)        (175,104)
   Transfers for contract benefits
     and terminations.............      (10,827,632)      (9,581,040)      (13,135,245)     (10,900,508)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,128,311)      (8,803,614)      (12,597,442)      (9,602,453)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (5,518,884)        4,919,980       (6,184,869)       14,286,263
NET ASSETS:
   Beginning of year..............       128,281,207      123,361,227       163,090,332      148,804,069
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    122,762,323  $   128,281,207  $    156,905,463  $   163,090,332
                                    ================  ===============  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                  VALUE                             GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,886,097)  $     (278,413)  $       (43,276)  $      (47,017)
   Net realized gains (losses)....        10,761,897        2,616,256           472,908          431,671
   Change in unrealized gains
     (losses) on investments......        35,231,043       31,565,291         (215,454)          440,352
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,106,843       33,903,134           214,178          825,006
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,318,282        1,901,959               988            1,590
   Net transfers (including fixed
     account).....................       321,932,902      (3,051,520)            44,904         (41,837)
   Contract charges...............         (156,122)         (28,233)             (821)            (415)
   Transfers for contract benefits
     and terminations.............      (55,536,257)     (19,107,183)         (809,873)        (951,695)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       271,558,805     (20,284,977)         (764,802)        (992,357)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       313,665,648       13,618,157         (550,624)        (167,351)
NET ASSETS:
   Beginning of year..............       129,704,910      116,086,753         2,644,910        2,812,261
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    443,370,558  $   129,704,910  $      2,094,286  $     2,644,910
                                    ================  ===============  ================  ===============


                                       MIST WMC LARGE CAP RESEARCH      MORGAN STANLEY MULTI CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (356,278)  $     (130,436)  $       (24,538)  $      (22,877)
   Net realized gains (losses)....         2,663,157          803,734           293,692          136,590
   Change in unrealized gains
     (losses) on investments......         2,964,427       12,259,377         (242,199)          329,155
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,271,306       12,932,675            26,955          442,868
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,796          276,426                --               --
   Net transfers (including fixed
     account).....................       (1,100,153)          419,030         (109,932)         (67,387)
   Contract charges...............          (29,206)         (31,920)              (74)             (89)
   Transfers for contract benefits
     and terminations.............       (8,133,010)      (6,273,031)         (213,345)        (217,956)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,079,573)      (5,609,495)         (323,351)        (285,432)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,808,267)        7,323,180         (296,396)          157,436
NET ASSETS:
   Beginning of year..............        50,072,685       42,749,505         1,210,400        1,052,964
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     46,264,418  $    50,072,685  $        914,004  $     1,210,400
                                    ================  ===============  ================  ===============

                                       MSF BARCLAYS AGGREGATE BOND
                                                  INDEX
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,449,300  $     2,128,832
   Net realized gains (losses)....           204,642          355,080
   Change in unrealized gains
     (losses) on investments......         1,888,378      (5,641,109)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,542,320      (3,157,197)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,673,531        1,979,916
   Net transfers (including fixed
     account).....................       (1,472,554)      (4,156,814)
   Contract charges...............          (47,252)         (55,216)
   Transfers for contract benefits
     and terminations.............       (8,611,027)      (9,031,615)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,457,302)     (11,263,729)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,914,982)     (14,420,926)
NET ASSETS:
   Beginning of year..............        80,759,985       95,180,911
                                    ----------------  ---------------
   End of year....................  $     75,845,003  $    80,759,985
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,425,995  $      5,101,503  $    (2,701,625)  $    (1,130,563)
   Net realized gains (losses)....         1,294,032         7,173,998        19,554,610        17,851,710
   Change in unrealized gains
     (losses) on investments......         4,747,555      (17,284,665)       (2,920,337)        40,510,171
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,467,582       (5,009,164)        13,932,648        57,231,318
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,289,409         1,702,649         1,342,795         1,625,768
   Net transfers (including fixed
     account).....................         3,715,103       (3,772,509)       (4,727,628)       (6,871,007)
   Contract charges...............          (52,307)          (62,756)          (74,148)          (85,175)
   Transfers for contract benefits
     and terminations.............      (28,780,599)      (34,807,674)      (27,132,405)      (30,848,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (23,828,394)      (36,940,290)      (30,591,386)      (36,179,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,360,812)      (41,949,454)      (16,658,738)        21,052,202
NET ASSETS:
   Beginning of year..............       185,528,381       227,477,835       218,130,450       197,078,248
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    171,167,569  $    185,528,381  $    201,471,712  $    218,130,450
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (91,484)  $       (92,004)  $    (4,433,023)  $    (5,141,532)
   Net realized gains (losses)....         3,170,397           729,245                --                --
   Change in unrealized gains
     (losses) on investments......       (2,004,706)         3,319,124                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,074,207         3,956,365       (4,433,023)       (5,141,532)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,661           188,897         7,289,711         9,429,447
   Net transfers (including fixed
     account).....................         (522,036)         (514,493)       120,819,674       148,394,164
   Contract charges...............           (3,220)           (3,867)         (139,686)         (151,728)
   Transfers for contract benefits
     and terminations.............       (3,258,750)       (2,777,332)     (169,584,123)     (184,717,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,600,345)       (3,106,795)      (41,614,424)      (27,045,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,526,138)           849,570      (46,047,447)      (32,187,292)
NET ASSETS:
   Beginning of year..............        15,413,317        14,563,747       306,076,669       338,263,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,887,179  $     15,413,317  $    260,029,222  $    306,076,669
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,327,583)  $      (258,524)  $    (4,056,039)  $    (3,105,136)
   Net realized gains (losses)....        13,193,351         6,964,676        30,204,045         8,299,160
   Change in unrealized gains
     (losses) on investments......       (3,729,328)        17,227,251         1,813,537        98,217,431
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,136,440        23,933,403        27,961,543       103,411,455
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           482,021           989,772         5,685,469         6,162,682
   Net transfers (including fixed
     account).....................       (1,807,566)         (971,012)         4,693,745      (11,980,284)
   Contract charges...............          (50,978)          (57,802)         (239,419)         (254,893)
   Transfers for contract benefits
     and terminations.............      (12,102,250)      (13,468,216)      (39,162,759)      (37,129,065)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,478,773)      (13,507,258)      (29,022,964)      (43,201,560)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,342,333)        10,426,145       (1,061,421)        60,209,895
NET ASSETS:
   Beginning of year..............        93,792,080        83,365,935       377,320,708       317,110,813
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     88,449,747  $     93,792,080  $    376,259,287  $    377,320,708
                                    ================  ================  ================  ================


                                     MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (17,703)  $       (15,771)
   Net realized gains (losses)....           155,834           208,810
   Change in unrealized gains
     (losses) on investments......         (133,406)            95,243
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,725           288,282
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             6,541            12,790
   Net transfers (including fixed
     account).....................         (257,136)         (377,185)
   Contract charges...............              (25)              (59)
   Transfers for contract benefits
     and terminations.............          (47,832)          (60,709)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (298,452)         (425,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (293,727)         (136,881)
NET ASSETS:
   Beginning of year..............         1,019,553         1,156,434
                                    ----------------  ----------------
   End of year....................  $        725,826  $      1,019,553
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (24,427)  $        (18,280)  $        (5,163)  $        (1,820)
   Net realized gains (losses).....           128,424            126,994            48,600            48,545
   Change in unrealized gains
     (losses) on investments.......         (101,825)            482,351         (182,113)           158,676
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,172            591,065         (138,676)           205,401
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                90                --
   Net transfers (including fixed
     account)......................          (41,387)            101,443           618,016            25,921
   Contract charges................             (189)              (248)              (62)              (55)
   Transfers for contract benefits
     and terminations..............         (204,925)          (273,305)          (60,089)          (90,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (246,501)          (172,110)           557,955          (64,563)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (244,329)            418,955           419,279           140,838
NET ASSETS:
   Beginning of year...............         2,205,749          1,786,794           969,532           828,694
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      1,961,420  $       2,205,749  $      1,388,811  $        969,532
                                     ================  =================  ================  ================


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         798,395  $        560,193  $      1,107,342  $       1,047,908
   Net realized gains (losses).....          1,814,777         1,144,299         5,068,547          2,993,480
   Change in unrealized gains
     (losses) on investments.......        (1,645,913)         (682,628)       (2,987,914)          3,837,722
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            967,259         1,021,864         3,187,975          7,879,110
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            658,087         1,052,993         2,717,058          2,597,612
   Net transfers (including fixed
     account)......................            242,561         (255,048)        13,758,726          2,727,109
   Contract charges................           (10,058)          (11,689)          (41,474)           (40,794)
   Transfers for contract benefits
     and terminations..............        (8,229,413)       (9,004,290)      (18,033,396)       (14,035,466)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,338,823)       (8,218,034)       (1,599,086)        (8,751,539)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,371,564)       (7,196,170)         1,588,889          (872,429)
NET ASSETS:
   Beginning of year...............         35,985,163        43,181,333        85,938,160         86,810,589
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,613,599  $     35,985,163  $     87,527,049  $      85,938,160
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 60     MSF METLIFE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,635,348  $      2,982,253  $     (2,490,782)  $        890,869
   Net realized gains (losses).....        25,611,105         8,544,551          7,761,969         3,680,390
   Change in unrealized gains
     (losses) on investments.......       (7,002,792)        53,809,121         18,931,660        70,992,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,243,661        65,335,925         24,202,847        75,563,551
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,632,098        13,730,586         15,464,918        11,850,159
   Net transfers (including fixed
     account)......................       136,613,138         7,040,208        262,910,087       (3,838,214)
   Contract charges................         (343,114)         (327,265)          (442,603)         (366,330)
   Transfers for contract benefits
     and terminations..............      (69,272,252)      (42,916,969)       (49,226,600)      (33,057,120)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        81,629,870      (22,473,440)        228,705,802      (25,411,505)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       101,873,531        42,862,485        252,908,649        50,152,046
NET ASSETS:
   Beginning of year...............       449,109,725       406,247,240        392,110,510       341,958,464
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    550,983,256  $    449,109,725  $     645,019,159  $    392,110,510
                                     ================  ================  =================  ================


                                       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (35,298)  $        (18,425)
   Net realized gains (losses).....           982,508            570,853
   Change in unrealized gains
     (losses) on investments.......           278,100          2,527,315
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,225,310          3,079,743
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           823,397            663,814
   Net transfers (including fixed
     account)......................         1,109,108          2,392,735
   Contract charges................           (7,243)            (6,112)
   Transfers for contract benefits
     and terminations..............       (1,148,485)          (950,458)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           776,777          2,099,979
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,002,087          5,179,722
NET ASSETS:
   Beginning of year...............        14,115,032          8,935,310
                                     ----------------  -----------------
   End of year.....................  $     16,117,119  $      14,115,032
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,628,110  $     2,523,715  $      3,360,215  $     4,426,301
   Net realized gains (losses)....       100,504,410       84,725,742        12,602,909        6,803,668
   Change in unrealized gains
     (losses) on investments......         3,976,797      174,006,859        13,299,681       62,516,313
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       107,109,317      261,256,316        29,262,805       73,746,282
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,311,034       15,677,722         5,398,880        6,429,459
   Net transfers (including fixed
     account).....................      (85,015,507)     (84,676,303)       (3,642,275)      (4,356,427)
   Contract charges...............         (535,399)        (610,148)         (164,446)        (187,597)
   Transfers for contract benefits
     and terminations.............     (110,344,146)    (125,072,521)      (70,534,331)     (74,128,616)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (180,584,018)    (194,681,250)      (68,942,172)     (72,243,181)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (73,474,701)       66,575,066      (39,679,367)        1,503,101
NET ASSETS:
   Beginning of year..............     1,022,210,401      955,635,335       467,083,516      465,580,415
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    948,735,700  $ 1,022,210,401  $    427,404,149  $   467,083,516
                                    ================  ===============  ================  ===============


                                              MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         92,353  $     (604,364)  $        897,919  $     1,178,351
   Net realized gains (losses)....        13,277,287        5,751,228       (1,436,871)      (1,703,283)
   Change in unrealized gains
     (losses) on investments......         (201,912)       27,680,037       (3,796,106)       12,148,332
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,167,728       32,826,901       (4,335,058)       11,623,400
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,486,296        1,789,033         1,612,353        1,873,040
   Net transfers (including fixed
     account).....................         8,265,948       74,625,783       (1,843,138)        (253,951)
   Contract charges...............          (40,837)         (41,962)          (33,375)         (37,146)
   Transfers for contract benefits
     and terminations.............      (25,889,615)     (20,484,531)       (6,608,779)      (6,050,286)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,178,208)       55,888,323       (6,872,939)      (4,468,343)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,010,480)       88,715,224      (11,207,997)        7,155,057
NET ASSETS:
   Beginning of year..............       152,814,296       64,099,072        66,367,832       59,212,775
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    149,803,816  $   152,814,296  $     55,159,835  $    66,367,832
                                    ================  ===============  ================  ===============


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (768,271)  $     (755,033)  $       (22,379)  $       400,930
   Net realized gains (losses)....         3,037,646        1,170,082         7,293,525        2,571,199
   Change in unrealized gains
     (losses) on investments......       (3,689,785)       17,473,581       (3,245,929)       31,689,365
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,420,410)       17,888,630         4,025,217       34,661,494
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           957,552          811,548         2,259,640        2,523,589
   Net transfers (including fixed
     account).....................       (1,314,496)       71,498,045       (3,278,220)         (65,285)
   Contract charges...............          (31,570)         (41,881)          (65,201)         (69,985)
   Transfers for contract benefits
     and terminations.............      (11,700,796)      (7,375,346)      (11,828,019)     (10,291,504)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,089,310)       64,892,366      (12,911,800)      (7,903,185)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,509,720)       82,780,996       (8,886,583)       26,758,309
NET ASSETS:
   Beginning of year..............        82,899,600          118,604       123,574,772       96,816,463
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     69,389,880  $    82,899,600  $    114,688,189  $   123,574,772
                                    ================  ===============  ================  ===============

                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (925,105)  $     (714,191)
   Net realized gains (losses)....         7,695,242        4,791,112
   Change in unrealized gains
     (losses) on investments......       (2,107,884)       10,863,922
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,662,253       14,940,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           731,913          473,025
   Net transfers (including fixed
     account).....................        10,482,818        7,359,944
   Contract charges...............          (18,097)         (17,523)
   Transfers for contract benefits
     and terminations.............      (10,201,159)      (7,681,930)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           995,475          133,516
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         5,657,728       15,074,359
NET ASSETS:
   Beginning of year..............        54,003,653       38,929,294
                                    ----------------  ---------------
   End of year....................  $     59,661,381  $    54,003,653
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                 GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,569,889)  $   (1,345,087)  $      1,568,418  $      1,658,229
   Net realized gains (losses)....        15,905,460       11,439,192           581,982           866,373
   Change in unrealized gains
     (losses) on investments......       (8,452,499)       29,168,456         (535,363)       (2,898,428)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,883,072       39,262,561         1,615,037         (373,826)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,473,189        2,656,098            70,885            87,695
   Net transfers (including fixed
     account).....................       (1,932,470)      (2,098,804)           367,665       (1,406,369)
   Contract charges...............          (52,391)         (56,062)           (6,149)           (7,902)
   Transfers for contract benefits
     and terminations.............      (13,477,451)     (12,992,773)       (7,356,702)       (8,975,402)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,989,123)     (12,491,541)       (6,924,301)      (10,301,978)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,106,051)       26,771,020       (5,309,264)      (10,675,804)
NET ASSETS:
   Beginning of year..............       125,245,594       98,474,574        44,979,001        55,654,805
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    118,139,543  $   125,245,594  $     39,669,737  $     44,979,001
                                    ================  ===============  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT                   MSF WMC BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       644,240  $      1,069,047  $      1,940,913  $      3,069,593
   Net realized gains (losses)....          151,558           380,252         9,187,107         5,658,892
   Change in unrealized gains
     (losses) on investments......          740,716       (4,019,160)        11,946,452        35,451,352
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,536,514       (2,569,861)        23,074,472        44,179,837
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,878,078         1,555,742         3,422,634         3,914,483
   Net transfers (including fixed
     account).....................        4,836,140       (2,441,865)       (1,631,300)       (3,040,080)
   Contract charges...............         (53,009)          (63,046)         (157,878)         (170,950)
   Transfers for contract benefits
     and terminations.............     (19,940,320)      (21,635,461)      (27,105,529)      (21,259,691)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (13,279,111)      (22,584,630)      (25,472,073)      (20,556,238)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (11,742,597)      (25,154,491)       (2,397,601)        23,623,599
NET ASSETS:
   Beginning of year..............      109,839,169       134,993,660       265,542,357       241,918,758
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    98,096,572  $    109,839,169  $    263,144,756  $    265,542,357
                                    ===============  ================  ================  ================

                                            MSF WMC CORE EQUITY
                                               OPPORTUNITIES                PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,235,617)  $      (599,666)  $      (318,095)  $     (304,232)
   Net realized gains (losses)....        13,114,912         5,347,045         4,743,176          228,082
   Change in unrealized gains
     (losses) on investments......       (4,046,007)        24,307,357       (1,010,239)        7,893,729
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,833,288        29,054,736         3,414,842        7,817,579
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           208,522           352,778           116,654          139,831
   Net transfers (including fixed
     account).....................       (3,263,760)       (4,335,123)         (287,076)        (736,064)
   Contract charges...............          (19,164)          (23,615)           (9,963)         (11,239)
   Transfers for contract benefits
     and terminations.............      (17,830,325)      (18,934,585)       (5,341,338)      (6,313,577)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (20,904,727)      (22,940,545)       (5,521,723)      (6,921,049)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,071,439)         6,114,191       (2,106,881)          896,530
NET ASSETS:
   Beginning of year..............       109,181,322       103,067,131        29,462,183       28,565,653
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     96,109,883  $    109,181,322  $     27,355,302  $    29,462,183
                                    ================  ================  ================  ===============


                                      PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         37,587  $         20,277
   Net realized gains (losses)....         1,266,662           817,255
   Change in unrealized gains
     (losses) on investments......         1,263,330         (747,580)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,567,579            89,952
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            45,841            34,478
   Net transfers (including fixed
     account).....................         (430,201)            36,854
   Contract charges...............           (4,299)           (5,033)
   Transfers for contract benefits
     and terminations.............       (2,708,138)       (2,184,452)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,096,797)       (2,118,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (529,218)       (2,028,201)
NET ASSETS:
   Beginning of year..............        10,515,684        12,543,885
                                    ----------------  ----------------
   End of year....................  $      9,986,466  $     10,515,684
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        TAP 1919 VARIABLE RESPONSIVE
                                                  BALANCED                            UIF GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (193,054)  $       (199,238)  $       (122,407)  $       (93,020)
   Net realized gains (losses).....         6,319,078          1,047,569          1,329,425         1,178,759
   Change in unrealized gains
     (losses) on investments.......       (2,848,392)          6,003,454          (894,036)         1,610,149
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,277,632          6,851,785            312,982         2,695,888
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           742,932            761,304                 --                --
   Net transfers (including fixed
     account)......................         (357,581)          (327,563)          (320,492)         (546,324)
   Contract charges................          (30,919)           (33,864)              (953)           (1,235)
   Transfers for contract benefits
     and terminations..............       (4,757,516)        (5,004,769)        (1,035,910)       (1,515,306)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,403,084)        (4,604,892)        (1,357,355)       (2,062,865)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,125,452)          2,246,893        (1,044,373)           633,023
NET ASSETS:
   Beginning of year...............        44,216,482         41,969,589          7,732,651         7,099,628
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     43,091,030  $      44,216,482  $       6,688,278  $      7,732,651
                                     ================  =================  =================  ================


                                       WELLS FARGO VT SMALL CAP VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (25,259)  $        (17,295)
   Net realized gains (losses).....            77,628             50,657
   Change in unrealized gains
     (losses) on investments.......            37,219            328,989
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            89,588            362,351
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            20,736             37,412
   Net transfers (including fixed
     account)......................          (46,511)           (37,659)
   Contract charges................             (211)              (275)
   Transfers for contract benefits
     and terminations..............         (295,638)          (666,084)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (321,624)          (666,606)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (232,036)          (304,255)
NET ASSETS:
   Beginning of year...............         2,776,008          3,080,263
                                     ----------------  -----------------
   End of year.....................  $      2,543,972  $       2,776,008
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, the Company changed its name from MetLife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust                  Wells Fargo Variable Trust ("Wells Fargo VT")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

Alger Capital Appreciation Subaccount                   Deutsche II Government & Agency Securities
AllianceBernstein Global Thematic Growth                  Subaccount
   Subaccount                                           Deutsche II Small Mid Cap Value Subaccount
American Funds Bond Subaccount                          Dreyfus Socially Responsible Growth Subaccount
American Funds Global Growth Subaccount                 Fidelity VIP Contrafund Subaccount (a)
American Funds Global Small Capitalization              Fidelity VIP Dynamic Capital Appreciation
   Subaccount                                             Subaccount
American Funds Growth Subaccount                        Fidelity VIP Equity-Income Subaccount (a)
American Funds Growth-Income Subaccount                 Fidelity VIP FundsManager 60% Subaccount (b)
Delaware VIP Small Cap Value Subaccount                 Fidelity VIP High Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Fidelity VIP Mid Cap Subaccount                          MIST Clarion Global Real Estate Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST ClearBridge Aggressive Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Harris Oakmark International Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Invesco Mid Cap Value Subaccount (a)
   Subaccount                                            MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Templeton Developing Markets VIP                  MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Emerging Markets Equity Subaccount (a)
Invesco V.I. S&P 500 Index Subaccount                    MIST MFS Research International Subaccount
Janus Aspen Enterprise Subaccount                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                            MIST Pyramis Managed Risk Subaccount
LMPVET ClearBridge Variable Equity Income                MIST SSgA Growth and Income ETF Subaccount
   Subaccount (a)                                        MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Large Cap Value Subaccount (a)
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST WMC Large Cap Research Subaccount
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF Barclays Aggregate Bond Index Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Capital Appreciation Subaccount (a)
   Subaccount                                            MSF BlackRock Large Cap Value Subaccount
LMPVET Variable Lifestyle Allocation 50%                 MSF BlackRock Money Market Subaccount (a)
   Subaccount                                            MSF Frontier Mid Cap Growth Subaccount (a)
LMPVET Variable Lifestyle Allocation 70%                 MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF Loomis Sayles Small Cap Core Subaccount
LMPVET Variable Lifestyle Allocation 85%                 MSF Met/Artisan Mid Cap Value Subaccount
   Subaccount                                            MSF Met/Dimensional International Small Company
LMPVIT Western Asset Variable Global High Yield            Subaccount
   Bond Subaccount                                       MSF MetLife Asset Allocation 20 Subaccount
LMPVIT Western Asset Variable High Income                MSF MetLife Asset Allocation 40 Subaccount
   Subaccount                                            MSF MetLife Asset Allocation 60 Subaccount
MIST American Funds Balanced Allocation                  MSF MetLife Asset Allocation 80 Subaccount
   Subaccount                                            MSF MetLife Mid Cap Stock Index Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF MetLife Stock Index Subaccount (a)
MIST American Funds Moderate Allocation                  MSF MFS Total Return Subaccount (a)
   Subaccount                                            MSF MFS Value Subaccount (a)
MIST BlackRock High Yield Subaccount (a)                 MSF MSCI EAFE Index Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Neuberger Berman Genesis Subaccount (a)           MSF WMC Balanced Subaccount (a)
MSF Russell 2000 Index Subaccount                     MSF WMC Core Equity Opportunities Subaccount (a)
MSF T. Rowe Price Large Cap Growth Subaccount (a)     Pioneer VCT Mid Cap Value Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount         Pioneer VCT Real Estate Shares Subaccount
MSF Western Asset Management Strategic Bond           TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount (a)                         Subaccount
MSF Western Asset Management U.S. Government          UIF Growth Subaccount
   Subaccount                                         Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or funds of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value               MIST MetLife Growth Strategy Subaccount
   Subaccount                                           MIST MetLife Moderate Strategy Subaccount
LMPVET Investment Counsel Variable Social               Pioneer VCT Disciplined Value Subaccount
   Awareness Subaccount                                 Pioneer VCT Emerging Markets Subaccount
DWS I Capital Growth Subaccount                         Pioneer VCT Equity Income Subaccount
DWS II Global Growth Subaccount                         Pioneer VCT Ibbotson Growth Allocation Subaccount
Invesco V.I. American Franchise Subaccount              Pioneer VCT Ibbotson Moderate Allocation Subaccount
Invesco V.I. Growth and Income Subaccount               UIF U.S. Real Estate Subaccount
MIST ClearBridge Aggressive Growth II Subaccount
MIST MetLife Balanced Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                                  New Name

DWS Government & Agency Securities VIP                       Deutsche Government & Agency Securities VIP
DWS Small Mid Cap Value VIP                                  Deutsche Small Mid Cap Value VIP
Franklin Income Securities Fund                              Franklin Income VIP Fund
Franklin Rising Dividends Securities Fund                    Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth Securities Fund                Franklin Small-Mid Cap Growth VIP Fund
Mutual Shares Securities Fund                                Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund                 Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                            Templeton Foreign VIP Fund
Invesco V.I. Utilities Fund                                  Invesco V.I. Managed Volatility Fund
(MIST) BlackRock Large Cap Core Portfolio                    (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio                 (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio                (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                        (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                          (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio              (MSF) MetLife Asset Allocation 20 Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                             New Name

(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

(LMPVET) ClearBridge Variable All Cap Value                (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
DWS Capital Growth VIP                                     (MSF) Jennison Growth Portfolio
DWS Global Growth VIP                                      (MIST) Oppenheimer Global Equity Portfolio
Invesco V.I. American Franchise Fund                       (MSF) T. Rowe Price Large Cap Growth Portfolio
Invesco V.I. Growth and Income Fund                        (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

TRUST NAME CHANGE:

Former Trust                                               New Trust

DWS Variable Series II                                     Deutsche Variable Series II

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.80% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Capital Appreciation Subaccount......................         48,773        2,653,697           934,295           874,595
     AllianceBernstein Global Thematic Growth Subaccount........         39,329          614,132            18,043           129,548
     American Funds Bond Subaccount.............................        617,914        6,637,694           741,925         1,942,665
     American Funds Global Growth Subaccount....................      4,547,028       92,041,891        17,658,336        32,070,841
     American Funds Global Small Capitalization Subaccount......        108,982        2,019,967           228,647         1,062,318
     American Funds Growth Subaccount...........................      3,425,253      186,877,366        20,493,137        79,063,364
     American Funds Growth-Income Subaccount....................      4,628,500      167,348,637        19,586,765        66,518,292
     Delaware VIP Small Cap Value Subaccount....................        295,821        8,556,350         1,463,850         4,363,449
     Deutsche II Government & Agency Securities Subaccount......        239,009        2,956,605           306,296           998,322
     Deutsche II Small Mid Cap Value Subaccount.................        354,644        5,129,441           530,539         2,595,358
     Dreyfus Socially Responsible Growth Subaccount.............         16,563          455,408            81,778            71,938
     Fidelity VIP Contrafund Subaccount.........................      6,551,091      173,558,360        11,813,491        46,603,713
     Fidelity VIP Dynamic Capital Appreciation Subaccount.......        166,729        1,446,538           135,845           500,978
     Fidelity VIP Equity-Income Subaccount......................     10,620,376      223,577,821        12,424,089        26,899,995
     Fidelity VIP FundsManager 60% Subaccount (a)...............      3,922,238       47,670,221        47,670,319                99
     Fidelity VIP High Income Subaccount........................      3,967,680       24,232,592         2,334,109         3,831,312
     Fidelity VIP Mid Cap Subaccount............................      7,717,712      226,141,642        11,885,475        49,678,732
     FTVIPT Franklin Income VIP Subaccount......................      1,754,786       25,929,415         4,347,977        13,195,014
     FTVIPT Franklin Mutual Shares VIP Subaccount...............        925,758       15,724,240           701,505         6,112,286
     FTVIPT Franklin Rising Dividends VIP Subaccount............        698,430       13,822,407         1,510,792         6,348,218
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........      1,357,528       27,752,627         8,509,714         9,045,194
     FTVIPT Templeton Developing Markets VIP Subaccount.........      2,090,367       21,701,049         2,247,375         4,127,484
     FTVIPT Templeton Foreign VIP Subaccount....................      4,794,611       67,714,786         7,141,734        20,518,647
     Invesco V.I. Comstock Subaccount...........................        359,025        4,621,092           240,130         2,213,371
     Invesco V.I. Diversified Dividend Subaccount...............         60,787          882,022            73,608           331,329
     Invesco V.I. Equity and Income Subaccount..................      3,482,488       46,661,689         4,778,406        18,273,006
     Invesco V.I. Government Securities Subaccount..............        908,422       10,632,777           840,804         2,827,385
     Invesco V.I. Managed Volatility Subaccount.................         85,857        1,470,458           451,681           966,274
     Invesco V.I. S&P 500 Index Subaccount......................        129,006        1,483,113           147,521           790,598
     Janus Aspen Enterprise Subaccount..........................        230,056        8,177,772         1,931,529         3,149,026
     Janus Aspen Global Research Subaccount.....................         23,665          672,052            48,573           298,972
     Janus Aspen Overseas Subaccount............................      1,307,768       53,976,601         7,949,352         7,573,490
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................     14,620,688      228,045,335        41,337,392       100,004,833
     LMPVET ClearBridge Variable Appreciation Subaccount........      8,507,673      203,653,751        17,299,720        60,153,659
     LMPVET ClearBridge Variable Equity Income Subaccount.......      7,136,921       87,810,751         5,531,090        29,676,408
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....      4,654,411       76,094,853        18,302,904        24,148,550
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....      7,014,429      112,558,100        17,527,369        27,613,274
     LMPVET ClearBridge Variable Mid Cap Core Subaccount........      2,065,641       28,084,857         3,561,951         7,949,349
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      2,709,780       44,484,600        10,338,771        19,060,603
     LMPVET Variable Lifestyle Allocation 50% Subaccount........      4,065,922       47,445,552         2,095,463        12,552,165
     LMPVET Variable Lifestyle Allocation 70% Subaccount........      2,574,549       29,313,361           925,559         6,115,046
     LMPVET Variable Lifestyle Allocation 85% Subaccount........      1,475,535       19,453,478         1,362,792         3,658,385
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................      1,023,450        8,298,688           929,368         2,190,118
     LMPVIT Western Asset Variable High Income Subaccount.......     14,052,266       91,400,981         8,161,799        18,633,690
     MIST American Funds Balanced Allocation Subaccount.........        405,213        4,048,786         1,073,921           375,541
     MIST American Funds Growth Allocation Subaccount...........        359,657        3,477,084         1,197,258           652,627
     MIST American Funds Moderate Allocation Subaccount.........        271,506        2,720,298           696,841           426,311
     MIST BlackRock High Yield Subaccount.......................     12,777,579      105,359,907        23,835,079        34,121,651
     MIST Clarion Global Real Estate Subaccount.................      6,269,120       77,908,864        17,903,784        17,597,209
     MIST ClearBridge Aggressive Growth Subaccount..............     38,503,683      541,198,546       593,307,858        61,293,080
     MIST Harris Oakmark International Subaccount...............      4,244,411       64,975,673        17,600,690        19,696,926

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MIST Invesco Comstock Subaccount...........................     14,854,714       149,665,122       105,288,841       49,792,154
     MIST Invesco Mid Cap Value Subaccount......................      2,608,347        48,073,920        12,656,526       16,335,989
     MIST Invesco Small Cap Growth Subaccount...................        729,595        11,147,742         3,928,981        4,309,023
     MIST JPMorgan Small Cap Value Subaccount...................        737,425        10,684,818         3,633,365        3,075,608
     MIST Loomis Sayles Global Markets Subaccount...............      9,876,647       110,436,785         4,395,579       18,231,623
     MIST Lord Abbett Bond Debenture Subaccount.................      3,148,165        38,563,331         8,045,288       11,122,316
     MIST Met/Eaton Vance Floating Rate Subaccount..............        404,552         4,240,087           989,148        1,746,611
     MIST MetLife Asset Allocation 100 Subaccount...............      4,565,908        48,324,532         3,555,817        9,368,644
     MIST MetLife Multi-Index Targeted Risk Subaccount (b)......          1,015            12,125            14,431            2,348
     MIST MetLife Small Cap Value Subaccount....................      5,928,407        97,777,885         7,861,024       23,280,617
     MIST MFS Emerging Markets Equity Subaccount................      5,591,318        56,455,262        14,479,888       15,564,811
     MIST MFS Research International Subaccount.................      6,673,797        75,293,066         4,666,271       17,693,410
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        720,592         7,877,627         1,398,285        4,014,176
     MIST Oppenheimer Global Equity Subaccount..................     17,319,567       277,550,975        24,117,903       61,719,414
     MIST PIMCO Inflation Protected Bond Subaccount.............      6,527,564        71,223,239         7,768,006       20,011,933
     MIST PIMCO Total Return Subaccount.........................     20,520,444       231,548,740        14,668,346       71,580,268
     MIST Pioneer Fund Subaccount...............................      4,006,839        51,618,115        19,846,527       12,570,079
     MIST Pioneer Strategic Income Subaccount...................     13,913,509       141,303,026        21,338,507       42,550,520
     MIST Pyramis Managed Risk Subaccount.......................          1,007            11,209             9,860               26
     MIST SSgA Growth and Income ETF Subaccount.................      9,797,472       103,881,899        11,813,613       14,127,031
     MIST SSgA Growth ETF Subaccount............................     12,582,635       132,737,919        14,094,952       15,627,815
     MIST T. Rowe Price Large Cap Value Subaccount..............     12,388,215       382,756,413       357,275,070       89,602,358
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        175,108         1,631,331           572,342        1,133,823
     MIST WMC Large Cap Research Subaccount.....................      3,215,040        33,507,508         2,339,289       11,775,140
     Morgan Stanley Multi Cap Growth Subaccount.................         16,573           570,954           162,272          370,772
     MSF Barclays Aggregate Bond Index Subaccount...............      6,759,804        73,447,120         3,890,505       10,897,582
     MSF BlackRock Bond Income Subaccount.......................      1,550,578       162,638,968        19,352,933       39,755,336
     MSF BlackRock Capital Appreciation Subaccount..............      4,893,060        92,824,930         6,089,383       39,382,367
     MSF BlackRock Large Cap Value Subaccount...................      1,315,019        13,842,243         4,238,088        4,440,514
     MSF BlackRock Money Market Subaccount......................      2,600,292       260,028,984       165,145,175      211,192,873
     MSF Frontier Mid Cap Growth Subaccount.....................      2,404,465        61,470,427        10,610,837       17,179,126
     MSF Jennison Growth Subaccount.............................     23,220,318       284,456,623        35,213,401       48,553,030
     MSF Loomis Sayles Small Cap Core Subaccount................          2,591           650,982           178,497          363,892
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,416         1,242,839            56,872          327,799
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         94,029         1,377,080           713,459          126,392
     MSF MetLife Asset Allocation 20 Subaccount.................      2,572,859        28,942,048         6,852,721       11,976,694
     MSF MetLife Asset Allocation 40 Subaccount.................      6,924,609        79,210,590        25,062,663       22,487,060
     MSF MetLife Asset Allocation 60 Subaccount.................     40,753,200       485,052,207       176,211,619       75,797,491
     MSF MetLife Asset Allocation 80 Subaccount.................     43,406,405       556,613,602       285,213,852       58,998,818
     MSF MetLife Mid Cap Stock Index Subaccount.................        848,160        12,457,194         2,814,268        1,377,542
     MSF MetLife Stock Index Subaccount.........................     20,571,344       673,567,565        53,600,878      206,981,201
     MSF MFS Total Return Subaccount............................      2,496,109       350,613,361        17,744,053       83,326,011
     MSF MFS Value Subaccount...................................      8,159,744       117,837,498        26,692,351       35,797,525
     MSF MSCI EAFE Index Subaccount.............................      4,353,578        67,988,349         2,936,031        8,910,551
     MSF Neuberger Berman Genesis Subaccount....................      3,852,457        55,600,368         3,691,543       16,549,112
     MSF Russell 2000 Index Subaccount..........................      5,703,043        79,608,303         6,451,981       16,739,502
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,432,166        43,097,263        22,266,151       18,520,603
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,302,493        79,361,962        14,954,251       20,018,747
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      2,966,849        37,762,812         5,131,515       10,487,400
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      8,100,461        96,805,436         9,776,094       22,410,963

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF WMC Balanced Subaccount................................     11,801,021       178,762,606         8,071,818       31,602,977
     MSF WMC Core Equity Opportunities Subaccount...............      2,240,438        75,435,166        10,475,537       23,915,669
     Pioneer VCT Mid Cap Value Subaccount.......................      1,210,948        24,163,639         5,367,052        7,334,308
     Pioneer VCT Real Estate Shares Subaccount..................        462,337         8,774,635         1,555,689        3,611,849
     TAP 1919 Variable Responsive Balanced Subaccount...........      1,447,951        35,370,088         5,861,018        5,558,376
     UIF Growth Subaccount......................................        217,647         3,783,254           869,548        1,875,886
     Wells Fargo VT Small Cap Value Subaccount..................        228,159         2,143,662            82,018          428,900

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                        ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        1,275,479        1,645,523          939,841       1,104,786
Units issued and transferred
   from other funding options....          161,560           77,409           22,430          52,155
Units redeemed and transferred to
   other funding options.........        (291,677)        (447,453)        (119,408)       (217,100)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        1,145,362        1,275,479          842,863         939,841
                                   ===============  ===============  ===============  ==============



                                         AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,603,974        6,125,338       61,715,610       74,340,049
Units issued and transferred
   from other funding options....         465,779          938,294        2,179,012        3,210,111
Units redeemed and transferred to
   other funding options.........     (1,180,800)      (2,459,658)     (13,179,129)     (15,834,550)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,888,953        4,603,974       50,715,493       61,715,610
                                   ==============  ===============  ===============  ===============


                                            AMERICAN FUNDS
                                      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,185        1,174,553      154,846,650      187,729,621
Units issued and transferred
   from other funding options....           86,745          123,443        4,133,975        7,280,620
Units redeemed and transferred to
   other funding options.........        (310,982)        (287,811)     (36,868,571)     (40,163,591)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          785,948        1,010,185      122,112,054      154,846,650
                                   ===============  ===============  ===============  ===============

                                            AMERICAN FUNDS
                                             GROWTH-INCOME              DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       142,763,134      174,788,776        4,830,286        5,246,939
Units issued and transferred
   from other funding options....         3,630,149        6,753,748          117,684          336,199
Units redeemed and transferred to
   other funding options.........      (32,241,197)     (38,779,390)      (1,430,174)        (752,852)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       114,152,086      142,763,134        3,517,796        4,830,286
                                   ================  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &             DEUTSCHE II SMALL
                                           AGENCY SECURITIES                  MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,830,693        4,017,203        3,103,273        3,970,007
Units issued and transferred
   from other funding options....          226,776          297,927          234,021          268,405
Units redeemed and transferred to
   other funding options.........        (780,545)      (1,484,437)      (1,011,217)      (1,135,139)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,276,924        2,830,693        2,326,077        3,103,273
                                   ===============  ===============  ===============  ===============


                                           DREYFUS SOCIALLY
                                          RESPONSIBLE GROWTH              FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........          398,114           429,359      108,680,474      123,668,052
Units issued and transferred
   from other funding options....           13,776               922        5,603,328        9,668,225
Units redeemed and transferred to
   other funding options.........         (31,723)          (32,167)     (21,419,600)     (24,655,803)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................          380,167           398,114       92,864,202      108,680,474
                                   ===============  ================  ===============  ===============

                                                                                                        FIDELITY VIP
                                         FIDELITY VIP DYNAMIC                                           FUNDSMANAGER
                                         CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME            60%
                                              SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   --------------------------------  --------------------------------  ---------------
                                         2014             2013            2014             2013           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,197,666        1,416,012       63,687,670       69,667,292               --
Units issued and transferred
   from other funding options....           20,043           85,248        2,475,754        3,232,795        3,719,213
Units redeemed and transferred to
   other funding options.........        (206,378)        (303,594)      (7,797,525)      (9,212,417)               --
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year................        1,011,331        1,197,666       58,365,899       63,687,670        3,719,213
                                   ===============  ===============  ===============  ===============  ===============




                                      FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,872,590        8,865,709      101,839,154      114,724,500
Units issued and transferred
   from other funding options....          508,575          621,891        5,430,346        7,517,402
Units redeemed and transferred to
   other funding options.........      (1,298,250)      (1,615,010)     (19,000,312)     (20,402,748)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,082,915        7,872,590       88,269,188      101,839,154
                                   ===============  ===============  ===============  ===============




                                      FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ---------------  ----------------

Units beginning of year..........       17,033,712        20,017,657
Units issued and transferred
   from other funding options....        1,426,073         1,812,464
Units redeemed and transferred to
   other funding options.........      (5,406,987)       (4,796,409)
                                   ---------------  ----------------
Units end of year................       13,052,798        17,033,712
                                   ===============  ================

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       14,194,716       18,783,084       12,034,304      12,855,504
Units issued and transferred
   from other funding options....          346,255          323,847          588,816       2,639,025
Units redeemed and transferred to
   other funding options.........      (3,410,691)      (4,912,215)      (3,123,135)     (3,460,225)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,130,280       14,194,716        9,499,985      12,034,304
                                   ===============  ===============  ===============  ==============


                                            FTVIPT FRANKLIN                 FTVIPT TEMPLETON
                                       SMALL-MID CAP GROWTH VIP          DEVELOPING MARKETS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       18,344,786       21,757,192      11,016,768      12,276,465
Units issued and transferred
   from other funding options....        1,439,345        1,642,422       1,737,326       2,117,595
Units redeemed and transferred to
   other funding options.........      (4,446,100)      (5,054,828)     (2,667,438)     (3,377,292)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       15,338,031       18,344,786      10,086,656      11,016,768
                                   ===============  ===============  ==============  ==============


                                          FTVIPT TEMPLETON
                                             FOREIGN VIP                  INVESCO V.I. COMSTOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       49,602,475       59,299,810       5,818,437       7,161,636
Units issued and transferred
   from other funding options....        4,753,285        3,666,572         230,465       2,518,290
Units redeemed and transferred to
   other funding options.........     (11,710,259)     (13,363,907)     (1,593,002)     (3,861,489)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       42,645,501       49,602,475       4,455,900       5,818,437
                                   ===============  ===============  ==============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              INVESCO V.I.                        INVESCO V.I.
                                          DIVERSIFIED DIVIDEND                  EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           983,199         1,166,210        38,518,228        49,170,292
Units issued and transferred
   from other funding options....            49,774            86,574         1,157,856         2,087,711
Units redeemed and transferred to
   other funding options.........         (200,190)         (269,585)       (9,201,758)      (12,739,775)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           832,783           983,199        30,474,326        38,518,228
                                   ================  ================  ================  ================


                                             INVESCO V.I.                      INVESCO V.I.
                                         GOVERNMENT SECURITIES              MANAGED VOLATILITY
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,276,593       13,042,147          918,646        1,026,009
Units issued and transferred
   from other funding options....          514,483        2,882,935          131,787          242,996
Units redeemed and transferred to
   other funding options.........      (2,247,410)      (5,648,489)        (387,224)        (350,359)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,543,666       10,276,593          663,209          918,646
                                   ===============  ===============  ===============  ===============


                                             INVESCO V.I.
                                             S&P 500 INDEX                  JANUS ASPEN ENTERPRISE
                                              SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         1,651,321         2,132,423        10,596,566        13,439,690
Units issued and transferred
   from other funding options....            64,075           139,707           719,776         1,088,380
Units redeemed and transferred to
   other funding options.........         (433,467)         (620,809)       (2,085,405)       (3,931,504)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         1,281,929         1,651,321         9,230,937        10,596,566
                                   ================  ================  ================  ================

                                                                                                           LMPVET CLEARBRIDGE
                                     JANUS ASPEN GLOBAL RESEARCH         JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013            2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          798,297         821,059      28,081,395       32,661,250      230,124,058     276,489,134
Units issued and transferred
   from other funding options....           32,425          54,216       2,793,199        3,328,080       10,265,768      11,783,512
Units redeemed and transferred to
   other funding options.........        (195,751)        (76,978)     (5,639,206)      (7,907,935)     (47,512,873)    (58,148,588)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          634,971         798,297      25,235,388       28,081,395      192,876,953     230,124,058
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      171,514,828      209,159,554      78,389,764       94,929,719
Units issued and transferred
   from other funding options....        3,720,499        5,178,258       2,980,181        4,899,425
Units redeemed and transferred to
   other funding options.........     (30,835,598)     (42,822,984)    (17,377,841)     (21,439,380)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      144,399,729      171,514,828      63,992,104       78,389,764
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   ---------------  --------------

Units beginning of year..........       59,527,149      72,914,920
Units issued and transferred
   from other funding options....        3,717,328       1,784,706
Units redeemed and transferred to
   other funding options.........     (13,394,858)    (15,172,477)
                                   ---------------  --------------
Units end of year................       49,849,619      59,527,149
                                   ===============  ==============

                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       76,780,219       91,023,321       18,761,175      22,961,433
Units issued and transferred
   from other funding options....        3,836,445        4,227,034          589,886         816,819
Units redeemed and transferred to
   other funding options.........     (14,432,940)     (18,470,136)      (3,458,612)     (5,017,077)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       66,183,724       76,780,219       15,892,449      18,761,175
                                   ===============  ===============  ===============  ==============


                                          LMPVET CLEARBRIDGE                 LMPVET VARIABLE
                                       VARIABLE SMALL CAP GROWTH        LIFESTYLE ALLOCATION 50%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       28,785,296       31,622,684       37,872,131      44,938,353
Units issued and transferred
   from other funding options....        2,336,673        4,452,537          829,663       1,573,982
Units redeemed and transferred to
   other funding options.........      (8,149,365)      (7,289,925)      (6,914,519)     (8,640,204)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,972,604       28,785,296       31,787,275      37,872,131
                                   ===============  ===============  ===============  ==============


                                            LMPVET VARIABLE                  LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 70%         LIFESTYLE ALLOCATION 85%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       25,062,174       29,657,743       16,420,256      19,365,531
Units issued and transferred
   from other funding options....          314,952          320,844          203,238         219,527
Units redeemed and transferred to
   other funding options.........      (3,535,535)      (4,916,413)      (2,133,812)     (3,164,802)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       21,841,591       25,062,174       14,489,682      16,420,256
                                   ===============  ===============  ===============  ==============

                                         LMPVIT WESTERN ASSET               LMPVIT WESTERN ASSET
                                    VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE HIGH INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        4,982,108        5,919,632        44,750,902       54,128,179
Units issued and transferred
   from other funding options....          280,323        2,111,082         2,190,863        3,527,842
Units redeemed and transferred to
   other funding options.........      (1,145,484)      (3,048,606)       (9,051,658)     (12,905,119)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        4,116,947        4,982,108        37,890,107       44,750,902
                                   ===============  ===============   ===============  ===============


                                         MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                 GROWTH ALLOCATION
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,980,777        2,190,157        2,729,186        1,922,890
Units issued and transferred
   from other funding options....          570,356        1,177,527          531,654        1,060,112
Units redeemed and transferred to
   other funding options.........        (352,986)        (386,907)        (543,625)        (253,816)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,198,147        2,980,777        2,717,215        2,729,186
                                   ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION            MIST BLACKROCK HIGH YIELD
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        2,143,767        1,804,687       45,512,194      53,791,302
Units issued and transferred
   from other funding options....          378,123          745,667        5,258,335       7,830,630
Units redeemed and transferred to
   other funding options.........        (369,645)        (406,587)     (14,076,999)    (16,109,738)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        2,152,245        2,143,767       36,693,530      45,512,194
                                   ===============  ===============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MIST CLARION                   MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       60,592,799       68,080,621        5,674,029       4,186,645
Units issued and transferred
   from other funding options....       13,970,428        9,239,675       93,003,321       3,222,365
Units redeemed and transferred to
   other funding options.........     (16,084,135)     (16,727,497)     (15,381,892)     (1,734,981)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       58,479,092       60,592,799       83,295,458       5,674,029
                                   ===============  ===============  ===============  ==============


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL                MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      39,139,950       42,865,772       84,372,068     105,506,703      41,645,975       49,340,187
Units issued and transferred
   from other funding options....       6,377,710        8,229,037       55,520,082       5,305,754       1,789,401        3,828,388
Units redeemed and transferred to
   other funding options.........    (11,011,232)     (11,954,859)     (25,618,523)    (26,440,389)    (10,395,127)     (11,522,600)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      34,506,428       39,139,950      114,273,627      84,372,068      33,040,249       41,645,975
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                    MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........        6,603,009        6,837,358
Units issued and transferred
   from other funding options....        1,139,089        1,846,637
Units redeemed and transferred to
   other funding options.........      (1,900,393)      (2,080,986)
                                   ---------------  ---------------
Units end of year................        5,841,705        6,603,009
                                   ===============  ===============


                                            MIST JPMORGAN                  MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                   GLOBAL MARKETS
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,275,439        8,174,785       23,910,152       26,809,216
Units issued and transferred
   from other funding options....       1,259,990        1,588,705          869,114        1,225,852
Units redeemed and transferred to
   other funding options.........     (1,771,876)      (2,488,051)      (3,118,442)      (4,124,916)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,763,553        7,275,439       21,660,824       23,910,152
                                   ==============  ===============  ===============  ===============



                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       21,694,542       26,255,396       4,616,505        2,309,179
Units issued and transferred
   from other funding options....        2,681,815        2,175,692         826,000        3,482,590
Units redeemed and transferred to
   other funding options.........      (5,379,893)      (6,736,546)     (1,618,672)      (1,175,264)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       18,996,464       21,694,542       3,823,833        4,616,505
                                   ===============  ===============  ==============  ===============


                                                                      MIST METLIFE
                                             MIST METLIFE              MULTI-INDEX
                                         ASSET ALLOCATION 100         TARGETED RISK
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------  ---------------
                                         2014             2013          2014 (b)
                                   ---------------  ---------------  ---------------

Units beginning of year..........       49,145,768       51,476,410               --
Units issued and transferred
   from other funding options....        3,645,698        4,144,074            1,211
Units redeemed and transferred to
   other funding options.........      (7,578,737)      (6,474,716)            (203)
                                   ---------------  ---------------  ---------------
Units end of year................       45,212,729       49,145,768            1,008
                                   ===============  ===============  ===============

                                            MIST METLIFE                 MIST MFS EMERGING                MIST MFS RESEARCH
                                           SMALL CAP VALUE                MARKETS EQUITY                    INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  -------------------------------
                                        2014            2013            2014            2013             2014            2013
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      74,099,811      87,597,110      23,618,677      27,471,452       53,996,698      64,389,120
Units issued and transferred
   from other funding options....       3,424,982       3,305,350       6,969,261       2,960,921        3,114,688       2,416,524
Units redeemed and transferred to
   other funding options.........    (14,316,105)    (16,802,649)     (6,882,689)     (6,813,696)     (11,010,153)    (12,808,946)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      63,208,688      74,099,811      23,705,249      23,618,677       46,101,233      53,996,698
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               MIST PIMCO INFLATION
                                           MID CAP GROWTH                    GLOBAL EQUITY                   PROTECTED BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        6,809,955       8,161,498      284,367,464     280,274,259       56,428,155      76,954,212
Units issued and transferred
   from other funding options....          849,546       1,943,974       13,276,064     325,108,008        6,859,186       7,213,962
Units redeemed and transferred to
   other funding options.........      (1,915,909)     (3,295,517)     (48,203,216)   (321,014,803)     (15,591,264)    (27,740,019)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        5,743,592       6,809,955      249,440,312     284,367,464       47,696,077      56,428,155
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     187,162,730      230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
Units issued and transferred
   from other funding options....      12,454,034       20,458,371       1,359,821        1,466,353       8,647,872      12,700,737
Units redeemed and transferred to
   other funding options.........    (49,048,158)     (63,501,098)     (6,205,822)      (7,348,674)    (24,039,261)    (33,875,782)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     150,568,606      187,162,730      26,621,248       31,467,249      80,447,155      95,838,544
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                        MIST SSGA GROWTH AND
                                      MIST PYRAMIS MANAGED RISK              INCOME ETF                  MIST SSGA GROWTH ETF
                                             SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014          2013 (c)          2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........             127              --       90,079,084      96,610,845      115,766,294     123,165,362
Units issued and transferred
   from other funding options....             865             127        3,754,962       4,070,902        4,634,820       5,395,879
Units redeemed and transferred to
   other funding options.........              --              --     (11,340,414)    (10,602,663)     (13,380,674)    (12,794,947)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................             992             127       82,493,632      90,079,084      107,020,440     115,766,294
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                    MIST WMC
                                           LARGE CAP VALUE                  MID CAP GROWTH                 LARGE CAP RESEARCH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      93,678,767      109,882,316       1,441,274        2,028,845      33,795,286       38,383,679
Units issued and transferred
   from other funding options....     208,641,965        7,395,922         145,935          211,458       1,438,775        2,403,524
Units redeemed and transferred to
   other funding options.........    (56,291,553)     (23,599,471)       (538,754)        (799,029)     (7,108,133)      (6,991,917)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     246,029,179       93,678,767       1,048,455        1,441,274      28,125,928       33,795,286
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                           MORGAN STANLEY                    MSF BARCLAYS                     MSF BLACKROCK
                                          MULTI CAP GROWTH               AGGREGATE BOND INDEX                  BOND INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         499,433          634,940      35,381,978       40,275,965     133,280,506      159,459,776
Units issued and transferred
   from other funding options....           9,112            2,479       1,802,735        1,718,500      15,359,016       12,910,377
Units redeemed and transferred to
   other funding options.........       (140,669)        (137,986)     (5,519,346)      (6,612,487)    (32,065,589)     (39,089,647)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         367,876          499,433      31,665,367       35,381,978     116,573,933      133,280,506
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                            MSF BLACKROCK                    MSF BLACKROCK                   MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                  MONEY MARKET
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........     137,072,166      165,758,971       9,446,977      11,585,791     272,484,145     305,952,973
Units issued and transferred
   from other funding options....       6,519,137        4,290,694         627,341         490,412     175,702,736     211,984,355
Units redeemed and transferred to
   other funding options.........    (26,931,261)     (32,977,499)     (2,802,439)     (2,629,226)   (219,494,663)   (245,453,183)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................     116,660,042      137,072,166       7,271,879       9,446,977     228,692,218     272,484,145
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER                                                    MSF LOOMIS SAYLES
                                           MID CAP GROWTH                 MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       69,033,438      80,896,694      306,377,182     347,786,347          205,325         324,926
Units issued and transferred
   from other funding options....        2,974,002       4,726,792       18,655,334      10,716,167           12,948         107,554
Units redeemed and transferred to
   other funding options.........     (12,178,727)    (16,590,048)     (41,572,110)    (52,125,332)         (72,037)       (227,155)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       59,828,713      69,033,438      283,460,406     306,377,182          146,236         205,325
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                            MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          672,017          727,228          479,292          512,674
Units issued and transferred
   from other funding options....           16,005           86,080          332,735           72,120
Units redeemed and transferred to
   other funding options.........         (88,709)        (141,291)         (61,621)        (105,502)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          599,313          672,017          750,406          479,292
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       27,300,301       33,750,786       63,017,183       69,601,690
Units issued and transferred
   from other funding options....        3,506,360        6,851,570       17,011,442        9,683,457
Units redeemed and transferred to
   other funding options.........      (9,050,508)     (13,302,055)     (17,747,117)     (16,267,964)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       21,756,153       27,300,301       62,281,508       63,017,183
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      325,210,824      342,679,345      281,259,764      301,438,988
Units issued and transferred
   from other funding options....      130,667,528       28,928,743      236,493,920       16,252,801
Units redeemed and transferred to
   other funding options.........     (62,790,477)     (46,397,264)     (47,812,822)     (36,432,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      393,087,875      325,210,824      469,940,862      281,259,764
                                   ===============  ===============  ===============  ===============

                                               MSF METLIFE
                                           MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,357,897       6,983,172     619,079,605     746,876,608     214,758,429     252,752,393
Units issued and transferred
   from other funding options......       1,585,590       3,035,554      25,311,022      31,410,625       8,329,874      12,924,295
Units redeemed and transferred to
   other funding options...........     (1,283,984)     (1,660,829)   (131,918,155)   (159,207,628)    (41,611,067)    (50,918,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       8,659,503       8,357,897     512,472,472     619,079,605     181,477,236     214,758,429
                                     ==============  ==============  ==============  ==============  ==============  ==============



                                              MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2014             2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............       76,198,106      42,193,599      29,240,272      31,591,933
Units issued and transferred
   from other funding options......       13,890,984      50,072,122       1,586,294       1,817,759
Units redeemed and transferred to
   other funding options...........     (18,662,367)    (16,067,615)     (4,855,104)     (4,169,420)
                                     ---------------  --------------  --------------  --------------
Units end of year..................       71,426,723      76,198,106      25,971,462      29,240,272
                                     ===============  ==============  ==============  ==============



                                      MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT
                                     -------------------------------
                                          2014             2013
                                     --------------  ---------------

Units beginning of year............      35,991,632           70,294
Units issued and transferred
   from other funding options......       2,377,736       42,252,252
Units redeemed and transferred to
   other funding options...........     (8,337,507)      (6,330,914)
                                     --------------  ---------------
Units end of year..................      30,031,861       35,991,632
                                     ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                           MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       31,268,599      33,654,928       32,411,409       32,201,056
Units issued and transferred
   from other funding options....        1,751,248       2,482,361       12,498,015       26,670,660
Units redeemed and transferred to
   other funding options.........      (5,237,560)     (4,868,690)     (11,875,008)     (26,460,307)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       27,782,287      31,268,599       33,034,416       32,411,409
                                   ===============  ==============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MANAGEMENT STRATEGIC              MSF WESTERN ASSET
                                          SMALL CAP GROWTH                BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2014             2013            2014            2013            2014             2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      55,991,286       62,635,996      27,649,077      33,573,093       73,690,565      89,352,294
Units issued and transferred
   from other funding options....       4,694,732        5,290,209       1,738,541       2,883,297        8,865,695       7,639,118
Units redeemed and transferred to
   other funding options.........    (10,473,667)     (11,934,919)     (6,039,446)     (8,807,313)     (18,211,923)    (23,300,847)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      50,212,351       55,991,286      23,348,172      27,649,077       64,344,337      73,690,565
                                   ==============  ===============  ==============  ==============  ===============  ==============




                                           MSF WMC BALANCED
                                              SUBACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       87,559,708       95,084,218
Units issued and transferred
   from other funding options....        3,013,579        3,992,837
Units redeemed and transferred to
   other funding options.........     (11,785,161)     (11,517,347)
                                   ---------------  ---------------
Units end of year................       78,788,126       87,559,708
                                   ===============  ===============

                                                MSF WMC
                                       CORE EQUITY OPPORTUNITIES        PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       65,547,224       81,093,170       13,948,854       17,566,894
Units issued and transferred
   from other funding options....        1,516,108        1,564,692          781,420          921,681
Units redeemed and transferred to
   other funding options.........     (14,050,554)     (17,110,638)      (3,280,857)      (4,539,721)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       53,012,778       65,547,224       11,449,417       13,948,854
                                   ===============  ===============  ===============  ===============


                                             PIONEER VCT                   TAP 1919 VARIABLE
                                         REAL ESTATE SHARES               RESPONSIVE BALANCED                  UIF GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........       4,679,392       5,535,016       17,650,098       19,935,151        3,897,642       5,479,096
Units issued and transferred
   from other funding options....         189,276         320,529          497,537          719,434          190,797       1,170,260
Units redeemed and transferred to
   other funding options.........     (1,411,777)     (1,176,153)      (2,364,200)      (3,004,487)        (829,511)     (2,751,714)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................       3,456,891       4,679,392       15,783,435       17,650,098        3,258,928       3,897,642
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                           WELLS FARGO VT
                                           SMALL CAP VALUE
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       1,429,790        1,781,119
Units issued and transferred
   from other funding options....          57,883           50,891
Units redeemed and transferred to
   other funding options.........       (208,720)        (402,220)
                                   --------------  ---------------
Units end of year................       1,278,953        1,429,790
                                   ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  Alger Capital Appreciation     2014     1,145,362     2.40 - 3.10       3,369,272
     Subaccount                  2013     1,275,479     2.17 - 2.78       3,363,995
                                 2012     1,645,523     1.66 - 2.09       3,300,965
                                 2011     2,234,246     1.44 - 1.80       3,906,644
                                 2010     2,108,411     1.49 - 1.84       3,755,704

  AllianceBernstein Global       2014       842,863     0.97 - 1.00         831,818
     Thematic Growth Subaccount  2013       939,841     0.94 - 0.97         901,277
                                 2012     1,104,786     0.78 - 0.80         878,354
                                 2011     1,221,384     0.70 - 0.72         873,875
                                 2010     1,545,364     0.94 - 0.96       1,471,499

  American Funds Bond            2014     3,888,953     1.65 - 1.80       6,766,160
     Subaccount                  2013     4,603,974     1.59 - 1.73       7,716,511
                                 2012     6,125,338     1.66 - 1.80      10,642,898
                                 2011     6,649,857     1.61 - 1.73      11,151,382
                                 2010     6,629,074     1.54 - 1.65      10,629,167

  American Funds Global          2014    50,715,493     1.89 - 2.95     124,133,870
     Growth Subaccount           2013    61,715,610     1.88 - 2.93     150,574,183
                                 2012    74,340,049     1.48 - 2.31     143,143,628
                                 2011    92,495,761     1.23 - 1.92     148,056,485
                                 2010   115,240,903     1.38 - 2.14     206,239,786

  American Funds Global Small    2014       785,948     3.39 - 3.68       2,794,308
     Capitalization Subaccount   2013     1,010,185     3.38 - 3.65       3,564,842
                                 2012     1,174,553     2.68 - 2.89       3,283,267
                                 2011     1,623,025     2.32 - 2.48       3,907,280
                                 2010     2,635,611     2.92 - 3.11       7,972,844

  American Funds Growth          2014   122,112,054     1.63 - 2.68     273,472,215
     Subaccount                  2013   154,846,650     1.55 - 2.51     325,074,327
                                 2012   187,729,621     1.22 - 1.96     309,138,975
                                 2011   226,708,667     1.06 - 1.69     323,137,038
                                 2010   282,002,413     1.14 - 1.80     428,158,662

  American Funds                 2014   114,152,086     1.60 - 2.40     242,579,693
     Growth-Income Subaccount    2013   142,763,134     1.49 - 2.21     279,010,804
                                 2012   174,788,776     1.14 - 1.68     261,008,029
                                 2011   212,465,063     1.00 - 1.46     275,594,046
                                 2010   266,085,972     1.04 - 1.51     358,904,564

  Delaware VIP Small Cap         2014     3,517,796     2.65 - 4.81      11,900,887
     Value Subaccount            2013     4,830,286     2.51 - 4.57      15,302,896
                                 2012     5,246,939     1.89 - 3.44      12,614,903
                                 2011     5,815,368     1.66 - 3.04      12,653,755
                                 2010    10,497,320     1.69 - 3.10      24,258,561

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2014        --         1.55 - 2.65         10.48 - 11.70
     Subaccount                  2013      0.10         1.55 - 2.65         31.27 - 32.72
                                 2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89

  AllianceBernstein Global       2014        --         1.65 - 1.90           2.83 - 3.09
     Thematic Growth Subaccount  2013      0.02         1.65 - 1.90         20.61 - 20.92
                                 2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57

  American Funds Bond            2014      1.81         1.40 - 1.90           3.30 - 3.81
     Subaccount                  2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                 2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96

  American Funds Global          2014      1.10         0.30 - 2.60         (0.31) - 2.01
     Growth Subaccount           2013      1.20         0.30 - 2.60         25.86 - 28.79
                                 2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44

  American Funds Global Small    2014      0.11         1.40 - 1.90           0.20 - 0.70
     Capitalization Subaccount   2013      0.86         1.40 - 1.90         25.87 - 26.50
                                 2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69

  American Funds Growth          2014      0.73         0.30 - 2.70           5.62 - 8.18
     Subaccount                  2013      0.90         0.30 - 2.70         26.64 - 29.71
                                 2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38

  American Funds                 2014      1.21         0.30 - 2.75          7.63 - 10.30
     Growth-Income Subaccount    2013      1.29         0.30 - 2.75         29.88 - 33.10
                                 2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08

  Delaware VIP Small Cap         2014      0.57         0.30 - 1.30           4.50 - 5.55
     Value Subaccount            2013      0.72         0.30 - 1.30         31.78 - 33.11
                                 2012      0.59         0.30 - 1.30         12.43 - 13.56
                                 2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                                 2010      0.66         0.30 - 2.60         28.92 - 31.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   -------------  --------------
  Deutsche II Government & Agency    2014     2,276,924     1.14 - 1.30       2,817,918
     Securities Subaccount           2013     2,830,693     1.12 - 1.26       3,417,259
                                     2012     4,017,203     1.19 - 1.32       5,114,710
                                     2011     5,140,392     1.19 - 1.31       6,487,438
                                     2010     4,693,342     1.14 - 1.24       5,647,349

  Deutsche II Small Mid Cap Value    2014     2,326,077     1.73 - 2.93       6,302,015
     Subaccount                      2013     3,103,273     1.69 - 2.83       8,094,382
                                     2012     3,970,007     1.28 - 2.14       7,824,888
                                     2011     4,665,637     1.16 - 1.91       8,261,005
                                     2010     5,549,304     1.27 - 2.08      10,696,706

  Dreyfus Socially                   2014       380,167     1.65 - 2.08         754,943
     Responsible Growth Subaccount   2013       398,114     1.50 - 1.87         710,335
                                     2012       429,359     1.15 - 1.41         581,605
                                     2011       536,060     1.05 - 1.29         663,326
                                     2010       480,877     1.08 - 1.30         602,610

  Fidelity VIP Contrafund            2014    92,864,202     1.74 - 2.85     240,965,803
     Subaccount                      2013   108,680,474     1.60 - 2.59     255,326,876
                                     2012   123,668,052     1.25 - 2.01     224,167,053
                                     2011   141,726,054     1.09 - 1.77     223,715,085
                                     2010   160,809,148     1.15 - 1.85     264,096,436

  Fidelity VIP Dynamic               2014     1,011,331     1.64 - 2.85       2,212,496
     Capital Appreciation            2013     1,197,666     1.51 - 2.59       2,445,391
     Subaccount                      2012     1,416,012     1.11 - 1.88       2,129,562
                                     2011     1,629,814     0.92 - 1.54       2,068,621
                                     2010     1,800,348     0.96 - 1.59       2,381,228

  Fidelity VIP Equity-Income         2014    58,365,899     1.67 - 4.64     257,632,017
     Subaccount                      2013    63,687,670     1.56 - 4.32     261,131,881
                                     2012    69,667,292     1.22 - 3.41     224,230,879
                                     2011    78,077,952     1.06 - 2.94     213,824,134
                                     2010    87,497,260     1.07 - 2.95     237,379,610

  Fidelity VIP FundsManager 60%      2014     3,719,213           12.62      46,949,186
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014     7,082,915     1.77 - 3.12      21,901,589
     Subaccount                      2013     7,872,590     1.77 - 3.12      24,369,719
                                     2012     8,865,709     1.69 - 2.98      26,193,581
                                     2011     9,899,875     1.50 - 2.64      25,924,805
                                     2010    11,343,721     1.46 - 2.57      28,813,104

  Fidelity VIP Mid Cap               2014    88,269,188     1.87 - 3.67     284,320,518
     Subaccount                      2013   101,839,154     1.80 - 3.51     312,221,233
                                     2012   114,724,500     1.36 - 2.62     262,317,915
                                     2011   131,855,567     1.20 - 2.32     267,439,944
                                     2010   150,237,224     1.38 - 2.65     346,905,399

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Deutsche II Government & Agency    2014      2.00         1.55 - 2.65           2.21 - 3.34
     Securities Subaccount           2013      2.71         1.55 - 2.65       (5.78) - (4.74)
                                     2012      3.52         1.55 - 2.65         (0.21) - 0.90
                                     2011      3.81         1.55 - 2.65           4.39 - 5.49
                                     2010      4.40         1.55 - 2.65           3.45 - 4.56

  Deutsche II Small Mid Cap Value    2014      0.46         1.55 - 2.65           2.34 - 3.48
     Subaccount                      2013      0.83         1.55 - 2.65         31.18 - 32.63
                                     2012      0.81         1.55 - 2.65         10.40 - 11.63
                                     2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                                     2010      0.93         1.55 - 2.65         19.45 - 20.78

  Dreyfus Socially                   2014      0.84         1.55 - 2.65         10.17 - 11.39
     Responsible Growth Subaccount   2013      1.03         1.55 - 2.65         30.49 - 31.94
                                     2012      0.63         1.55 - 2.65           8.76 - 9.97
                                     2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                                     2010      0.73         1.55 - 2.65         11.51 - 12.77

  Fidelity VIP Contrafund            2014      0.72         0.30 - 2.65          8.73 - 11.32
     Subaccount                      2013      0.84         0.30 - 2.65         27.53 - 30.56
                                     2012      1.10         0.30 - 2.65         13.09 - 15.79
                                     2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                                     2010      1.01         0.30 - 2.70         13.91 - 16.63

  Fidelity VIP Dynamic               2014      0.20         0.30 - 2.50          7.93 - 10.33
     Capital Appreciation            2013      0.12         0.30 - 2.50         34.84 - 37.84
     Subaccount                      2012      0.53         0.30 - 2.50         19.22 - 21.88
                                     2011        --         0.30 - 2.50       (5.15) - (3.02)
                                     2010      0.23         0.30 - 2.50         15.01 - 17.63

  Fidelity VIP Equity-Income         2014      2.77         0.30 - 1.90           6.44 - 8.39
     Subaccount                      2013      2.47         0.30 - 1.90         25.42 - 27.76
                                     2012      3.06         0.30 - 1.90         14.84 - 16.95
                                     2011      2.43         0.30 - 1.90         (1.18) - 0.67
                                     2010      1.75         0.30 - 1.90         12.67 - 14.86

  Fidelity VIP FundsManager 60%      2014      2.66                1.85                  0.55
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014      5.49         0.95 - 1.30         (0.15) - 0.20
     Subaccount                      2013      5.60         0.95 - 1.30           4.58 - 4.95
                                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                     2011      6.54         0.60 - 1.30           2.66 - 3.40
                                     2010      7.21         0.30 - 1.30         12.36 - 13.42

  Fidelity VIP Mid Cap               2014      0.02         0.30 - 2.65           3.26 - 5.71
     Subaccount                      2013      0.27         0.30 - 2.65         32.32 - 35.46
                                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                     2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                     2010      0.12         0.30 - 2.70         25.11 - 28.14

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------   -------------   --------------
  FTVIPT Franklin Income VIP    2014    13,052,798     1.47 - 6.20       28,076,571
     Subaccount                 2013    17,033,712     1.45 - 6.01       36,879,662
                                2012    20,017,657     1.30 - 5.35       38,617,121
                                2011    22,928,793     1.18 - 4.81       38,466,998
                                2010    29,222,902     1.18 - 4.77       48,715,164

  FTVIPT Franklin Mutual        2014    11,130,280     1.80 - 2.04       20,922,139
     Shares VIP Subaccount      2013    14,194,716     1.71 - 1.93       25,274,641
                                2012    18,783,084     1.36 - 1.52       26,504,729
                                2011    26,399,650     1.22 - 1.35       33,103,285
                                2010    36,409,020     1.25 - 1.39       46,886,371

  FTVIPT Franklin Rising        2014     9,499,985     1.45 - 2.32       20,296,254
     Dividends VIP Subaccount   2013    12,034,304     1.59 - 2.16       24,118,817
                                2012    12,855,504     1.26 - 1.69       20,237,493
                                2011    15,551,161     1.14 - 1.54       22,145,063
                                2010    16,928,302     1.06 - 1.47       23,199,262

  FTVIPT Franklin Small-Mid     2014    15,338,031     1.45 - 2.67       31,983,347
     Cap Growth VIP Subaccount  2013    18,344,786     1.37 - 2.53       36,768,267
                                2012    21,757,192     1.01 - 1.87       32,196,686
                                2011    25,729,063     0.93 - 1.71       34,957,797
                                2010    31,824,896     0.99 - 1.83       46,170,327

  FTVIPT Templeton              2014    10,086,656     1.62 - 2.70       19,231,372
     Developing Markets VIP     2013    11,016,768     1.80 - 2.99       23,212,625
     Subaccount                 2012    12,276,465     1.85 - 3.06       26,436,064
                                2011    13,337,044     1.67 - 2.74       25,681,955
                                2010    14,717,477     2.02 - 3.30       34,095,115

  FTVIPT Templeton Foreign      2014    42,645,501     1.20 - 2.19       72,158,890
     VIP Subaccount             2013    49,602,475     1.39 - 2.50       96,258,675
                                2012    59,299,810     1.16 - 2.07       95,361,211
                                2011    69,167,489     1.01 - 1.78       95,843,960
                                2010    84,974,211     1.16 - 2.03      133,825,834

  Invesco V.I. Comstock         2014     4,455,900     1.06 - 2.24        6,878,913
     Subaccount                 2013     5,818,437     0.98 - 2.07        8,281,585
     (Commenced 5/2/2011)       2012     7,161,636     0.73 - 1.55        7,826,903
                                2011     8,566,782     0.63 - 1.32        8,042,543

  Invesco V.I. Diversified      2014       832,783     1.47 - 1.82        1,404,784
     Dividend Subaccount        2013       983,199     1.33 - 1.64        1,508,707
                                2012     1,166,210     1.04 - 1.28        1,404,646
                                2011     1,477,262     0.91 - 1.10        1,552,411
                                2010     1,892,620     0.93 - 1.12        2,026,368

  Invesco V.I. Equity and       2014    30,474,326     2.09 - 2.22       65,679,718
     Income Subaccount          2013    38,518,228     1.96 - 2.07       77,591,291
                                2012    49,170,292     1.60 - 1.68       80,615,587
                                2011    70,089,823     1.45 - 1.52      103,925,502
                                2010    95,244,297     1.50 - 1.56      145,446,901

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP    2014       5.23        1.30 - 2.60           1.93 - 3.26
     Subaccount                 2013       6.44        1.30 - 2.60         11.02 - 12.47
                                2012       6.43        1.30 - 2.60          9.75 - 11.19
                                2011       5.99        1.30 - 2.70         (0.34) - 1.02
                                2010       6.39        1.30 - 2.70          9.65 - 11.21

  FTVIPT Franklin Mutual        2014       1.94        1.40 - 1.90           5.11 - 5.63
     Shares VIP Subaccount      2013       2.04        1.40 - 1.90         25.85 - 26.48
                                2012       1.96        1.40 - 1.90         12.08 - 12.65
                                2011       2.15        1.40 - 1.90       (2.96) - (2.45)
                                2010       1.53        1.40 - 1.90           9.15 - 9.65

  FTVIPT Franklin Rising        2014       1.34        1.50 - 3.05           5.46 - 7.10
     Dividends VIP Subaccount   2013       1.56        1.50 - 2.65         26.30 - 27.76
                                2012       1.62        1.50 - 2.65          9.02 - 10.29
                                2011       1.52        1.50 - 2.65           3.20 - 4.38
                                2010       1.60        1.50 - 2.65         17.54 - 18.83

  FTVIPT Franklin Small-Mid     2014         --        1.25 - 2.75           4.56 - 6.14
     Cap Growth VIP Subaccount  2013         --        1.25 - 2.75         34.41 - 36.44
                                2012         --        1.25 - 2.75           7.83 - 9.47
                                2011         --        1.25 - 2.75       (7.35) - (5.96)
                                2010         --        1.25 - 2.75         24.11 - 26.04

  FTVIPT Templeton              2014       1.48        0.30 - 1.80      (10.03) - (8.67)
     Developing Markets VIP     2013       1.98        0.30 - 1.80       (2.69) - (1.22)
     Subaccount                 2012       1.40        0.30 - 1.80         11.13 - 12.82
                                2011       0.98        0.30 - 1.80     (17.32) - (16.11)
                                2010       1.60        0.30 - 1.80         15.47 - 17.21

  FTVIPT Templeton Foreign      2014       1.87        0.30 - 2.70     (13.50) - (11.40)
     VIP Subaccount             2013       2.37        0.30 - 2.70         19.70 - 22.60
                                2012       3.01        0.30 - 2.70         15.07 - 17.88
                                2011       1.72        0.30 - 2.70     (13.04) - (10.86)
                                2010       1.91        0.30 - 2.75           5.44 - 8.03

  Invesco V.I. Comstock         2014       1.26        1.40 - 2.60           6.58 - 7.87
     Subaccount                 2013       1.58        1.40 - 2.60         32.49 - 34.08
     (Commenced 5/2/2011)       2012       1.69        1.40 - 2.60         16.16 - 17.57
                                2011         --        1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified      2014       1.51        1.60 - 2.50          9.76 - 10.75
     Dividend Subaccount        2013       1.98        1.60 - 2.50         27.54 - 28.69
                                2012       1.77        1.60 - 2.50         15.43 - 16.48
                                2011       1.48        1.60 - 2.50       (2.58) - (1.70)
                                2010       1.54        1.60 - 2.50           7.49 - 8.45

  Invesco V.I. Equity and       2014       1.51        1.40 - 1.90           6.72 - 7.25
     Income Subaccount          2013       1.45        1.40 - 1.90         22.54 - 23.15
                                2012       1.68        1.40 - 1.90         10.26 - 10.82
                                2011       1.86        1.40 - 1.90       (3.14) - (2.70)
                                2010       1.99        1.40 - 1.90          9.90 - 10.50

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   ------------   --------------
  Invesco V.I. Government            2014     8,543,666    1.05 - 1.58       10,593,179
     Securities Subaccount           2013    10,276,593    1.03 - 1.54       12,461,122
     (Commenced 5/2/2011)            2012    13,042,147    1.09 - 1.60       16,856,929
                                     2011    16,254,323    1.10 - 1.59       20,877,260

  Invesco V.I. Managed               2014       663,209    1.78 - 2.62        1,632,992
     Volatility Subaccount           2013       918,646    1.51 - 2.21        1,919,717
                                     2012     1,026,009    1.40 - 2.03        1,966,140
                                     2011     1,250,696    1.39 - 1.99        2,366,759
                                     2010     1,414,907    1.22 - 1.73        2,340,520

  Invesco V.I. S&P 500 Index         2014     1,281,929    1.59 - 2.02        2,376,295
     Subaccount                      2013     1,651,321    1.44 - 1.82        2,775,395
                                     2012     2,132,423    1.12 - 1.40        2,789,479
                                     2011     2,706,272    0.99 - 1.23        3,145,074
                                     2010     6,211,524    1.00 - 1.24        7,379,716

  Janus Aspen Enterprise             2014     9,230,937    0.98 - 3.49       13,633,114
     Subaccount                      2013    10,596,566    0.89 - 3.17       14,258,782
                                     2012    13,439,690    0.69 - 2.44       13,564,824
                                     2011    15,657,254    0.60 - 2.13       13,553,349
                                     2010    20,137,778    0.62 - 2.20       17,466,737

  Janus Aspen Global Research        2014       634,971    1.15 - 1.83          964,819
     Subaccount                      2013       798,297    1.08 - 1.71        1,151,374
                                     2012       821,059    0.86 - 1.34          920,807
                                     2011       865,137    0.72 - 1.12          797,166
                                     2010     1,013,409    0.85 - 1.31        1,072,638

  Janus Aspen Overseas               2014    25,235,388    1.12 - 2.66       41,260,094
     Subaccount                      2013    28,081,395    1.30 - 3.09       53,057,257
                                     2012    32,661,250    1.16 - 2.77       54,579,707
                                     2011    35,812,624    1.04 - 2.50       53,633,655
                                     2010    40,655,745    1.57 - 3.78       91,389,889

  LMPVET ClearBridge Variable        2014   192,876,953    1.92 - 3.26      439,598,703
     Aggressive Growth Subaccount    2013   230,124,058    1.62 - 2.75      443,416,713
                                     2012   276,489,134    1.11 - 1.86      366,326,724
                                     2011   346,829,648    0.95 - 1.60      392,842,683
                                     2010   443,390,285    0.94 - 1.59      497,935,929

  LMPVET ClearBridge Variable        2014   144,399,729    1.74 - 2.69      301,511,929
     Appreciation Subaccount         2013   171,514,828    1.61 - 2.45      327,510,422
                                     2012   209,159,554    0.79 - 1.91      312,282,413
                                     2011   264,460,402    1.13 - 1.67      345,221,069
                                     2010   340,812,870    1.12 - 1.65      439,981,790

  LMPVET ClearBridge Variable        2014    63,992,104    1.01 - 2.37      114,208,205
     Equity Income Subaccount        2013    78,389,764    1.28 - 2.13      125,813,040
                                     2012    94,929,719    1.04 - 1.74      123,812,547
                                     2011   116,486,691    0.93 - 1.56      135,638,200
                                     2010   117,810,538    0.90 - 1.36      130,583,106

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Invesco V.I. Government            2014      2.85         1.40 - 2.60           1.22 - 2.69
     Securities Subaccount           2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     (Commenced 5/2/2011)            2012      2.85         1.40 - 2.60         (0.42) - 1.04
                                     2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed               2014      2.80         1.55 - 2.65         17.42 - 18.71
     Volatility Subaccount           2013      3.02         1.55 - 2.65           7.86 - 9.05
                                     2012      3.17         1.55 - 2.65           0.88 - 2.00
                                     2011      3.25         1.55 - 2.65         13.43 - 14.67
                                     2010      3.67         1.55 - 2.65           3.53 - 4.66

  Invesco V.I. S&P 500 Index         2014      1.57         1.55 - 2.60         10.06 - 11.22
     Subaccount                      2013      1.79         1.55 - 2.60         28.18 - 29.53
                                     2012      1.71         1.55 - 2.60         12.54 - 13.73
                                     2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                     2010      1.68         1.55 - 2.60         11.62 - 12.79

  Janus Aspen Enterprise             2014      0.03         0.30 - 2.60          9.36 - 11.91
     Subaccount                      2013      0.36         0.30 - 2.60         28.65 - 31.64
                                     2012        --         0.30 - 2.60         13.97 - 16.64
                                     2011        --         0.30 - 2.60       (4.17) - (1.97)
                                     2010        --         0.30 - 2.60         22.28 - 25.15

  Janus Aspen Global Research        2014      0.94         0.30 - 1.30           5.80 - 6.86
     Subaccount                      2013      1.09         0.30 - 1.30         26.42 - 27.69
                                     2012      0.79         0.30 - 1.30         18.30 - 19.50
                                     2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                     2010      0.50         0.30 - 1.30         14.04 - 15.17

  Janus Aspen Overseas               2014      2.99         1.25 - 2.50     (14.27) - (13.19)
     Subaccount                      2013      3.06         1.25 - 2.50         11.46 - 12.86
                                     2012      0.61         1.25 - 2.50         10.37 - 11.77
                                     2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                     2010      0.54         1.25 - 2.50         21.93 - 23.50

  LMPVET ClearBridge Variable        2014      0.16         0.30 - 2.65         16.94 - 20.03
     Aggressive Growth Subaccount    2013      0.25         0.30 - 2.65         43.52 - 47.34
                                     2012      0.38         0.30 - 2.65         15.34 - 18.37
                                     2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                     2010      0.13         0.30 - 2.70         21.43 - 24.70

  LMPVET ClearBridge Variable        2014      1.11         0.30 - 2.70          8.04 - 10.66
     Appreciation Subaccount         2013      1.15         0.30 - 2.70         26.54 - 29.61
                                     2012      1.49         0.30 - 2.70          0.00 - 15.60
                                     2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                     2010      1.52         0.60 - 2.70          9.69 - 11.88

  LMPVET ClearBridge Variable        2014      1.98         0.30 - 2.75          8.44 - 13.27
     Equity Income Subaccount        2013      1.50         0.30 - 2.70         22.34 - 25.56
                                     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                     2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                     2010      3.70         0.30 - 2.70          9.14 - 11.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  LMPVET ClearBridge Variable     2014    49,849,619    1.61 - 3.02      101,931,592
     Large Cap Growth Subaccount  2013    59,527,149    1.44 - 2.67      108,269,810
                                  2012    72,914,920    1.07 - 1.95       98,033,854
                                  2011    87,976,409    0.90 - 1.63       99,836,845
                                  2010   107,663,025    0.92 - 1.65      124,995,190

  LMPVET ClearBridge Variable     2014    66,183,724    1.59 - 3.15      136,570,924
     Large Cap Value Subaccount   2013    76,780,219    1.46 - 2.84      143,905,517
                                  2012    91,023,321    1.14 - 2.16      131,281,736
                                  2011   106,825,703    1.00 - 1.86      134,081,143
                                  2010   129,276,662    0.98 - 1.79      156,733,252

  LMPVET ClearBridge Variable     2014    15,892,449    2.02 - 2.87       38,689,450
     Mid Cap Core Subaccount      2013    18,761,175    1.92 - 2.69       42,887,469
                                  2012    22,961,433    1.41 - 1.99       38,808,174
                                  2011    29,141,332    1.22 - 1.71       42,401,069
                                  2010    39,617,087    1.29 - 1.82       61,152,307

  LMPVET ClearBridge Variable     2014    22,972,604    1.99 - 3.75       60,699,074
     Small Cap Growth Subaccount  2013    28,785,296    1.96 - 3.67       74,135,000
                                  2012    31,622,684    1.36 - 2.54       56,626,804
                                  2011    38,530,720    1.17 - 2.17       59,480,568
                                  2010    46,003,583    1.18 - 2.18       71,509,944

  LMPVET Variable Lifestyle       2014    31,787,275    1.67 - 2.30       59,118,500
     Allocation 50% Subaccount    2013    37,872,131    1.62 - 2.22       67,949,518
                                  2012    44,938,353    1.43 - 1.95       70,946,364
                                  2011    54,802,370    1.29 - 1.74       77,471,705
                                  2010    69,091,278    1.30 - 1.74       97,750,305

  LMPVET Variable Lifestyle       2014    21,841,591    1.62 - 2.10       37,227,976
     Allocation 70% Subaccount    2013    25,062,174    1.57 - 2.02       41,240,143
                                  2012    29,657,743    1.31 - 1.68       40,633,478
                                  2011    35,895,323    1.17 - 1.48       43,491,060
                                  2010    44,663,513    1.20 - 1.51       55,155,290

  LMPVET Variable Lifestyle       2014    14,489,682    1.57 - 2.12       24,272,556
     Allocation 85% Subaccount    2013    16,420,256    1.53 - 2.05       26,611,146
                                  2012    19,365,531    1.23 - 1.64       25,137,447
                                  2011    24,183,514    1.08 - 1.43       27,425,036
                                  2010    28,603,564    1.13 - 1.49       33,646,055

  LMPVIT Western Asset            2014     4,116,947    1.40 - 2.34        7,593,996
     Variable Global High Yield   2013     4,982,108    1.45 - 2.40        9,465,032
     Bond Subaccount              2012     5,919,632    1.40 - 2.29       10,968,395
                                  2011     7,281,992    1.21 - 1.96       11,544,768
                                  2010     8,965,094    1.22 - 1.95       14,183,211

  LMPVIT Western Asset            2014    37,890,107    1.61 - 2.92       78,692,683
     Variable High Income         2013    44,750,902    1.65 - 2.96       94,954,012
     Subaccount                   2012    54,128,179    1.54 - 2.75      106,932,282
                                  2011    66,903,303    1.33 - 2.36      113,968,018
                                  2010    85,709,100    1.32 - 2.33      144,770,864

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2014      0.50         0.30 - 2.70        10.95 - 13.65
     Large Cap Growth Subaccount  2013      0.49         0.30 - 2.70        34.19 - 37.44
                                  2012      0.65         0.30 - 2.70        17.13 - 19.99
                                  2011      0.42         0.30 - 2.70      (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70          6.90 - 9.54

  LMPVET ClearBridge Variable     2014      1.73         0.30 - 2.70         8.73 - 11.37
     Large Cap Value Subaccount   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                  2012      2.19         0.30 - 2.70        13.39 - 16.15
                                  2011      2.13         0.30 - 2.70          2.14 - 4.63
                                  2010      2.92         0.30 - 2.70          6.61 - 9.13

  LMPVET ClearBridge Variable     2014      0.27         1.30 - 2.70          5.24 - 6.72
     Mid Cap Core Subaccount      2013      0.13         1.30 - 2.70        33.71 - 35.59
                                  2012      0.81         1.30 - 2.70        14.74 - 16.37
                                  2011        --         1.30 - 2.70      (6.52) - (5.18)
                                  2010        --         1.30 - 2.70        19.30 - 20.96

  LMPVET ClearBridge Variable     2014        --         0.30 - 2.60          1.41 - 3.77
     Small Cap Growth Subaccount  2013      0.05         0.30 - 2.60        43.28 - 46.61
                                  2012      0.33         0.30 - 2.60        16.35 - 19.07
                                  2011        --         0.30 - 2.60        (1.24) - 1.10
                                  2010        --         0.30 - 2.75        21.75 - 24.79

  LMPVET Variable Lifestyle       2014      2.36         1.17 - 1.90          2.93 - 3.69
     Allocation 50% Subaccount    2013      1.96         1.17 - 1.90        13.16 - 13.99
                                  2012      2.54         1.17 - 1.90        10.96 - 11.77
                                  2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                  2010      2.91         1.17 - 1.90        12.26 - 13.04

  LMPVET Variable Lifestyle       2014      1.84         1.17 - 1.90          2.93 - 3.69
     Allocation 70% Subaccount    2013      1.51         1.17 - 1.90        19.53 - 20.40
                                  2012      2.31         1.17 - 1.90        12.43 - 13.26
                                  2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                  2010      2.03         1.17 - 1.90        12.81 - 13.70

  LMPVET Variable Lifestyle       2014      1.71         1.17 - 1.90          2.72 - 3.47
     Allocation 85% Subaccount    2013      1.60         1.17 - 1.90        24.12 - 25.03
                                  2012      1.69         1.17 - 1.90        13.70 - 14.53
                                  2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                  2010      1.57         1.17 - 1.90        13.47 - 14.32

  LMPVIT Western Asset            2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Variable Global High Yield   2013      5.42         1.40 - 2.60          3.54 - 4.79
     Bond Subaccount              2012      6.91         1.40 - 2.60        15.28 - 16.67
                                  2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                  2010      8.24         1.40 - 2.60        12.05 - 13.34

  LMPVIT Western Asset            2014      6.77         0.30 - 2.60      (2.89) - (0.63)
     Variable High Income         2013      6.79         0.30 - 2.60          6.41 - 8.88
     Subaccount                   2012      7.85         0.30 - 2.60        14.84 - 17.52
                                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                  2010      9.24         0.30 - 2.70        13.47 - 16.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   -------------  --------------
  MIST American Funds          2014     3,198,147     1.32 - 1.41       4,360,096
     Balanced Allocation       2013     2,980,777     1.26 - 1.33       3,871,348
     Subaccount                2012     2,190,157     1.07 - 1.13       2,431,852
                               2011     1,843,499     0.96 - 0.99       1,813,962
                               2010     2,241,816     0.99 - 1.02       2,255,436

  MIST American Funds Growth   2014     2,717,215     1.32 - 1.41       3,718,850
     Allocation Subaccount     2013     2,729,186     1.26 - 1.33       3,542,062
                               2012     1,922,890     1.02 - 1.07       2,020,923
                               2011     1,580,396     0.89 - 0.92       1,437,020
                               2010     2,314,410     0.94 - 0.97       2,214,066

  MIST American Funds          2014     2,152,245     1.29 - 1.38       2,864,383
     Moderate Allocation       2013     2,143,767     1.23 - 1.30       2,718,823
     Subaccount                2012     1,804,687     1.10 - 1.15       2,034,082
                               2011     1,316,789     1.01 - 1.04       1,349,864
                               2010     1,184,260     1.02 - 1.04       1,220,961

  MIST BlackRock High Yield    2014    36,693,530     1.42 - 9.81     104,638,887
     Subaccount                2013    45,512,194     1.41 - 9.60     123,385,092
                               2012    53,791,302     1.33 - 8.84     132,794,550
                               2011    62,492,572     1.17 - 7.66     132,699,654
                               2010    72,671,332     1.18 - 7.56     150,232,781

  MIST Clarion Global Real     2014    58,479,092     1.08 - 2.98      77,846,976
     Estate Subaccount         2013    60,592,799     0.98 - 2.67      69,115,555
                               2012    68,080,621     0.97 - 2.62      76,052,564
                               2011    77,408,843     0.79 - 2.11      69,888,004
                               2010    89,036,157     0.85 - 2.26      86,851,730

  MIST ClearBridge Aggressive  2014    83,295,458    1.12 - 12.86     614,674,474
     Growth Subaccount         2013     5,674,029     0.97 - 1.49       5,944,351
                               2012     4,186,645     0.68 - 2.10       3,075,258
                               2011     4,640,959     0.59 - 0.87       2,996,585
                               2010       243,732     0.76 - 0.84         194,775

  MIST Harris Oakmark          2014    34,506,428     1.45 - 2.63      67,655,904
     International Subaccount  2013    39,139,950     1.56 - 2.84      83,400,611
                               2012    42,865,772     1.21 - 2.40      70,442,950
                               2011    49,035,319     0.95 - 1.85      63,201,065
                               2010    59,047,438     1.13 - 2.05      89,505,876

  MIST Invesco Comstock        2014   114,273,627     1.45 - 2.65     233,561,068
     Subaccount                2013    84,372,068     1.36 - 2.43     159,177,699
                               2012   105,506,703     1.03 - 1.81     150,180,851
                               2011   137,929,311     0.90 - 1.54     168,446,892
                               2010   178,757,353     0.93 - 1.57     225,341,481

  MIST Invesco Mid Cap Value   2014    33,040,249     1.32 - 2.82      52,410,952
     Subaccount                2013    41,645,975     1.24 - 2.61      61,479,507
                               2012    49,340,187     0.98 - 2.04      57,094,364
                               2011    48,643,274     0.88 - 1.30      45,537,282
                               2010    59,583,746     0.93 - 1.35      59,037,980

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2014      1.26         0.30 - 1.30           4.68 - 5.73
     Balanced Allocation       2013      1.30         0.30 - 1.30         17.00 - 18.18
     Subaccount                2012      1.61         0.30 - 1.30         12.06 - 13.19
                               2011      1.36         0.30 - 1.30       (3.33) - (2.36)
                               2010      0.76         0.30 - 1.30         10.71 - 11.86

  MIST American Funds Growth   2014      1.03         0.30 - 1.30           5.01 - 6.07
     Allocation Subaccount     2013      0.97         0.30 - 1.30         23.49 - 24.73
                               2012      1.18         0.30 - 1.30         14.65 - 15.81
                               2011      1.16         0.30 - 1.30       (6.04) - (4.95)
                               2010      0.55         0.30 - 1.30         12.11 - 13.07

  MIST American Funds          2014      1.48         0.30 - 1.30           4.72 - 5.78
     Moderate Allocation       2013      1.68         0.30 - 1.30         12.05 - 13.18
     Subaccount                2012      1.88         0.30 - 1.30          9.40 - 10.51
                               2011      1.52         0.30 - 1.30       (1.08) - (0.10)
                               2010      1.32         0.30 - 1.30           8.54 - 9.55

  MIST BlackRock High Yield    2014      6.24         0.19 - 2.75           0.49 - 3.21
     Subaccount                2013      6.90         0.19 - 2.75           6.37 - 9.56
                               2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88

  MIST Clarion Global Real     2014      1.65         0.30 - 2.65          5.92 - 13.33
     Estate Subaccount         2013      7.21         0.30 - 2.65           0.89 - 3.45
                               2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96

  MIST ClearBridge Aggressive  2014        --         0.30 - 2.60         11.76 - 18.64
     Growth Subaccount         2013      0.21         0.30 - 2.60         42.03 - 45.33
                               2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43

  MIST Harris Oakmark          2014      2.63         0.30 - 2.70       (8.04) - (5.81)
     International Subaccount  2013      2.71         0.30 - 2.70         27.32 - 30.41
                               2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31

  MIST Invesco Comstock        2014      0.67         0.30 - 2.75           6.01 - 8.98
     Subaccount                2013      1.13         0.30 - 2.75         31.72 - 34.99
                               2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51

  MIST Invesco Mid Cap Value   2014      0.55         0.30 - 2.70           6.72 - 9.31
     Subaccount                2013      0.78         0.30 - 2.70         26.84 - 29.91
                               2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  -------------   --------------
  MIST Invesco Small Cap        2014     5,841,705    1.81 - 3.29       14,198,348
     Growth Subaccount          2013     6,603,009    1.71 - 3.09       15,149,420
                                2012     6,837,358    1.25 - 2.24       11,541,386
                                2011     8,619,870    1.08 - 1.92       12,577,822
                                2010     8,936,088    1.12 - 1.97       13,490,846

  MIST JPMorgan Small Cap       2014     6,763,553    1.60 - 2.11       13,340,006
     Value Subaccount           2013     7,275,439    1.55 - 2.04       13,918,317
                                2012     8,174,785    1.18 - 1.88       11,901,829
                                2011     9,341,233    1.03 - 1.62       11,958,752
                                2010    11,051,153    1.16 - 1.53       15,942,525

  MIST Loomis Sayles Global     2014    21,660,824    2.39 - 6.99      149,334,905
     Markets Subaccount         2013    23,910,152    2.24 - 6.82      160,979,990
                                2012    26,809,216    1.94 - 5.88      155,638,699
                                2011    30,124,440    1.69 - 5.08      150,849,568
                                2010    33,062,109    1.74 - 5.21      169,859,208

  MIST Lord Abbett Bond         2014    18,996,464    1.70 - 2.91       41,083,550
     Debenture Subaccount       2013    21,694,542    1.66 - 2.79       45,642,592
                                2012    26,255,396    1.57 - 2.59       52,064,863
                                2011    32,502,638    1.40 - 2.30       57,917,544
                                2010    40,480,659    1.37 - 2.22       69,771,604

  MIST Met/Eaton Vance          2014     3,823,833    1.05 - 1.09        4,142,616
     Floating Rate Subaccount   2013     4,616,505    1.07 - 1.10        5,050,875
     (Commenced 5/3/2010)       2012     2,309,179    1.05 - 1.08        2,477,277
                                2011     1,214,850    1.01 - 1.02        1,239,402
                                2010       711,474    1.01 - 1.02          725,074

  MIST MetLife Asset            2014    45,212,729    1.02 - 2.22       63,831,385
     Allocation 100 Subaccount  2013    49,145,768    1.17 - 2.17       66,836,972
     (Commenced 5/2/2011)       2012    51,476,410    0.93 - 1.72       54,584,808
                                2011    54,062,263    0.81 - 1.51       49,596,505

  MIST MetLife Multi-Index      2014         1,008  12.23 - 12.38           12,424
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014    63,208,688    1.23 - 3.38      120,747,347
     Value Subaccount           2013    74,099,811    1.24 - 3.37      139,708,195
                                2012    87,597,110    0.96 - 2.58      124,998,359
                                2011   102,729,374    0.84 - 2.22      125,154,359
                                2010   118,085,929    0.95 - 1.91      155,522,778

  MIST MFS Emerging Markets     2014    23,705,249    1.18 - 3.19       53,420,816
     Equity Subaccount          2013    23,618,677    1.30 - 3.42       58,259,362
                                2012    27,471,452    1.41 - 3.61       72,730,901
                                2011    32,814,639    1.22 - 3.09       74,236,005
                                2010    40,055,591    1.54 - 3.88      113,623,154

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Small Cap        2014        --         0.30 - 2.60           5.14 - 7.86
     Growth Subaccount          2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)
                                2010        --         0.30 - 2.70         16.36 - 26.09

  MIST JPMorgan Small Cap       2014      1.09         0.30 - 2.60           1.97 - 4.34
     Value Subaccount           2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                                2010      0.88         0.30 - 2.70         16.33 - 19.24

  MIST Loomis Sayles Global     2014      2.32         0.60 - 1.30           2.41 - 3.13
     Markets Subaccount         2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                                2010      3.48         0.30 - 1.65         20.39 - 22.05

  MIST Lord Abbett Bond         2014      5.75         0.30 - 2.50           2.53 - 4.81
     Debenture Subaccount       2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56
                                2010      6.51         0.30 - 2.65         10.20 - 12.86

  MIST Met/Eaton Vance          2014      3.52         1.70 - 2.60       (1.85) - (0.96)
     Floating Rate Subaccount   2013      4.00         1.70 - 2.60           1.17 - 2.09
     (Commenced 5/3/2010)       2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29
                                2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Asset            2014      0.72         0.30 - 2.50           0.61 - 4.25
     Allocation 100 Subaccount  2013      0.75         0.30 - 2.55         26.25 - 29.12
     (Commenced 5/2/2011)       2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Multi-Index      2014        --         0.60 - 1.15           8.01 - 8.61
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014      0.05         0.30 - 2.70         (0.99) - 1.41
     Value Subaccount           2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)
                                2010      1.21         0.30 - 2.70         16.75 - 19.59

  MIST MFS Emerging Markets     2014      0.84         0.30 - 2.75       (9.06) - (4.90)
     Equity Subaccount          2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                                2010      1.14         0.30 - 2.75         20.34 - 23.67

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------   -------------  --------------
  MIST MFS Research             2014    46,101,233     1.17 - 2.11      72,277,215
     International Subaccount   2013    53,996,698     1.29 - 2.31      92,815,172
                                2012    64,389,120     1.11 - 1.98      94,306,211
                                2011    77,589,499     0.98 - 1.72      99,020,711
                                2010    48,036,599     1.13 - 1.98      71,851,431

  MIST Morgan Stanley Mid Cap   2014     5,743,592     1.29 - 3.55      11,736,546
     Growth Subaccount          2013     6,809,955     1.30 - 3.58      14,243,583
                                2012     8,161,498     0.95 - 2.62      12,071,251
                                2011     9,246,133     0.89 - 2.43      12,904,996
                                2010    11,758,200     0.97 - 2.66      18,023,005

  MIST Oppenheimer Global       2014   249,440,312     1.15 - 2.50     351,667,634
     Equity Subaccount          2013   284,367,464     1.15 - 2.49     395,783,735
                                2012   280,274,259     1.01 - 1.99     316,647,038
                                2011   319,487,588     0.85 - 1.68     301,581,617
                                2010   355,293,700     0.96 - 1.86     371,423,984

  MIST PIMCO Inflation          2014    47,696,077     1.18 - 1.53      65,747,511
     Protected Bond Subaccount  2013    56,428,155     1.18 - 1.50      76,820,088
                                2012    76,954,212     1.33 - 1.67     117,364,047
                                2011    81,257,553     1.25 - 1.55     115,644,635
                                2010    84,809,882     1.15 - 1.41     110,311,164

  MIST PIMCO Total Return       2014   150,568,606     1.32 - 2.09     243,988,067
     Subaccount                 2013   187,162,730     1.30 - 2.01     296,027,272
                                2012   230,205,457     1.36 - 2.07     377,907,353
                                2011   260,102,976     1.28 - 1.90     397,228,650
                                2010   285,034,968     1.28 - 1.85     430,615,868

  MIST Pioneer Fund Subaccount  2014    26,621,248     1.27 - 2.88      57,774,387
                                2013    31,467,249     1.16 - 2.63      62,232,308
                                2012    37,349,570     0.89 - 2.00      56,439,683
                                2011    43,521,716     0.83 - 1.83      60,273,626
                                2010    30,744,777     0.89 - 1.94      48,832,317

  MIST Pioneer Strategic        2014    80,447,155     1.38 - 3.12     152,052,573
     Income Subaccount          2013    95,838,544     1.36 - 3.02     175,717,234
                                2012   117,013,589     1.38 - 3.01     213,840,794
                                2011   134,759,531     1.28 - 2.72     224,047,122
                                2010   163,592,465     1.28 - 2.66     266,557,264

  MIST Pyramis Managed Risk     2014           992   11.62 - 11.74          11,539
     Subaccount                 2013           127           10.80           1,369
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014    82,493,632            1.49     122,762,323
     ETF Subaccount             2013    90,079,084            1.42     128,281,207
                                2012    96,610,845            1.28     123,361,227
                                2011   102,294,878            1.15     117,213,928
                                2010   110,185,544            1.15     126,498,036

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2014      2.28         0.30 - 2.65       (9.38) - (7.23)
     International Subaccount   2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02

  MIST Morgan Stanley Mid Cap   2014      0.04         0.30 - 2.60         (1.58) - 0.71
     Growth Subaccount          2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65

  MIST Oppenheimer Global       2014      0.97         0.30 - 2.70         (0.58) - 1.84
     Equity Subaccount          2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53

  MIST PIMCO Inflation          2014      1.82         0.30 - 2.75           0.25 - 2.87
     Protected Bond Subaccount  2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67

  MIST PIMCO Total Return       2014      2.38         0.30 - 2.75           1.37 - 3.88
     Subaccount                 2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89

  MIST Pioneer Fund Subaccount  2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84

  MIST Pioneer Strategic        2014      5.12         0.30 - 2.85           1.51 - 4.27
     Income Subaccount          2013      5.15         0.30 - 2.85         (1.44) - 1.24
                                2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80

  MIST Pyramis Managed Risk     2014        --         0.30 - 0.90           7.67 - 8.32
     Subaccount                 2013      0.85                0.80                  5.68
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014      2.26                1.25                  4.50
     ETF Subaccount             2013      2.51                1.25                 11.53
                                2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   ------------   --------------
  MIST SSgA Growth ETF           2014   107,020,440           1.47      156,905,463
     Subaccount                  2013   115,766,294           1.41      163,090,332
                                 2012   123,165,362           1.21      148,804,069
                                 2011   133,087,707           1.06      141,546,856
                                 2010   142,607,091           1.10      156,916,020

  MIST T. Rowe Price Large       2014   246,029,179    1.35 - 7.43      443,370,558
     Cap Value Subaccount        2013    93,678,767    1.22 - 6.66      129,704,910
                                 2012   109,882,316    0.94 - 5.81      116,086,753
                                 2011   128,584,761    0.82 - 4.97      117,195,273
                                 2010   153,267,618    0.88 - 5.23      148,207,202

  MIST T. Rowe Price Mid Cap     2014     1,048,455    1.44 - 2.65        2,094,286
     Growth Subaccount           2013     1,441,274    1.31 - 2.39        2,644,910
                                 2012     2,028,845    0.99 - 1.77        2,812,261
                                 2011     2,874,302    0.89 - 1.59        3,490,853
                                 2010     2,637,941    0.93 - 1.64        3,627,883

  MIST WMC Large Cap Research    2014    28,125,928    1.29 - 2.34       46,264,418
     Subaccount                  2013    33,795,286    1.15 - 2.10       50,072,685
                                 2012    38,383,679    0.87 - 1.59       42,749,505
                                 2011    46,368,859    0.78 - 1.43       46,041,512
                                 2010    54,907,593    0.79 - 1.45       54,941,051

  Morgan Stanley Multi Cap       2014       367,876    2.18 - 2.64          914,004
     Growth Subaccount           2013       499,433    2.11 - 2.66        1,210,400
                                 2012       634,940    1.41 - 1.80        1,052,964
                                 2011       683,491    1.29 - 1.63        1,037,271
                                 2010       877,893    1.40 - 1.78        1,463,366

  MSF Barclays Aggregate Bond    2014    31,665,367    1.37 - 2.58       75,845,003
     Index Subaccount            2013    35,381,978    1.31 - 2.47       80,759,985
                                 2012    40,275,965    1.36 - 2.56       95,180,911
                                 2011    45,268,185    1.31 - 2.49      103,893,632
                                 2010    51,647,712    1.24 - 2.35      111,235,771

  MSF BlackRock Bond Income      2014   116,573,933    1.11 - 2.23      171,167,569
     Subaccount                  2013   133,280,506    1.06 - 2.11      185,528,381
                                 2012   159,459,776    1.10 - 2.15      227,477,835
                                 2011   185,391,674    1.06 - 2.03      250,881,660
                                 2010   225,736,980    1.02 - 1.93      291,924,540

  MSF BlackRock Capital          2014   116,660,042    1.01 - 4.88      201,471,712
     Appreciation Subaccount     2013   137,072,166    0.94 - 4.54      218,130,450
                                 2012   165,758,971    0.71 - 3.42      197,078,248
                                 2011   197,272,481    0.63 - 3.03      206,180,160
                                 2010   232,943,584    0.71 - 3.37      268,487,543

  MSF BlackRock                  2014     7,271,879    1.27 - 2.02       12,887,179
     Large Cap Value Subaccount  2013     9,446,977    1.19 - 1.84       15,413,317
                                 2012    11,585,791    0.93 - 1.40       14,563,747
                                 2011    13,528,382    0.83 - 1.24       15,175,781
                                 2010    15,747,692    0.84 - 1.21       17,609,264

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST SSgA Growth ETF           2014      1.89                1.25                 4.07
     Subaccount                  2013      2.10                1.25                16.61
                                 2012      1.94                1.25                13.60
                                 2011      1.62                1.25               (3.27)
                                 2010      1.53                1.25                12.70

  MIST T. Rowe Price Large       2014      0.47         0.30 - 2.75         8.25 - 12.94
     Cap Value Subaccount        2013      1.54         0.30 - 2.70        30.21 - 33.37
                                 2012      1.45         0.30 - 2.70        14.82 - 17.62
                                 2011      0.65         0.30 - 2.70      (6.61) - (4.26)
                                 2010      1.06         0.30 - 2.70        13.90 - 16.69

  MIST T. Rowe Price Mid Cap     2014        --         1.55 - 2.65         9.83 - 11.04
     Growth Subaccount           2013      0.23         1.55 - 2.65        33.01 - 34.48
                                 2012        --         1.55 - 2.65        10.69 - 11.93
                                 2011        --         1.55 - 2.65      (4.25) - (3.18)
                                 2010        --         1.55 - 2.65        24.40 - 25.73

  MIST WMC Large Cap Research    2014      0.82         0.30 - 2.75        10.54 - 13.28
     Subaccount                  2013      1.29         0.30 - 2.75        30.53 - 33.77
                                 2012      1.09         0.30 - 2.75        10.41 - 13.16
                                 2011      1.01         0.30 - 2.75      (2.48) - (0.08)
                                 2010      1.24         0.30 - 2.75         9.44 - 12.18

  Morgan Stanley Multi Cap       2014        --         1.85 - 2.50          2.84 - 3.51
     Growth Subaccount           2013      0.23         1.60 - 2.50        46.66 - 47.99
                                 2012        --         1.60 - 2.50         9.31 - 10.31
                                 2011        --         1.60 - 2.60      (9.30) - (8.48)
                                 2010        --         1.60 - 2.60        24.13 - 25.44

  MSF Barclays Aggregate Bond    2014      3.02         0.30 - 1.30          4.44 - 5.49
     Index Subaccount            2013      3.62         0.30 - 1.30      (3.59) - (2.62)
                                 2012      3.74         0.30 - 1.30          2.55 - 3.59
                                 2011      3.57         0.30 - 1.40          5.99 - 7.17
                                 2010      3.84         0.30 - 1.40          4.57 - 5.75

  MSF BlackRock Bond Income      2014      3.45         0.30 - 2.75          4.02 - 6.76
     Subaccount                  2013      4.02         0.30 - 2.75      (3.60) - (1.06)
                                 2012      2.66         0.30 - 2.75          4.46 - 7.22
                                 2011      3.98         0.30 - 2.75          3.53 - 6.25
                                 2010      3.97         0.30 - 2.75          5.26 - 8.01

  MSF BlackRock Capital          2014      0.06         0.30 - 2.65          5.95 - 8.57
     Appreciation Subaccount     2013      0.84         0.30 - 2.65        30.61 - 33.82
                                 2012      0.31         0.30 - 2.65        11.23 - 14.03
                                 2011      0.19         0.30 - 2.70     (11.49) - (9.26)
                                 2010      0.24         0.30 - 2.75        16.47 - 19.49

  MSF BlackRock                  2014      1.11         0.30 - 2.65          6.83 - 9.37
     Large Cap Value Subaccount  2013      1.21         0.30 - 2.65        28.30 - 31.35
                                 2012      1.44         0.30 - 2.65        10.97 - 13.63
                                 2011      0.93         0.30 - 2.65        (0.64) - 1.81
                                 2010      0.86         0.30 - 2.65          6.10 - 8.59

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  MSF BlackRock Money Market      2014   228,692,218    0.87 - 2.34      260,029,222
     Subaccount                   2013   272,484,145    0.89 - 2.37      306,076,669
                                  2012   305,952,973    0.92 - 2.41      338,263,961
                                  2011   355,598,094    0.94 - 1.81      396,781,383
                                  2010   390,620,368    0.97 - 1.84      442,249,891

  MSF Frontier Mid Cap Growth     2014    59,828,713    0.88 - 2.44       88,449,747
     Subaccount                   2013    69,033,438    0.81 - 2.23       93,792,080
                                  2012    80,896,694    0.62 - 1.71       83,365,935
                                  2011    95,805,405    0.57 - 1.57       90,389,497
                                  2010   116,770,017    0.60 - 1.66      114,976,088

  MSF Jennison Growth             2014   283,460,406    0.88 - 2.43      376,259,287
     Subaccount                   2013   306,377,182    0.82 - 2.27      377,320,708
                                  2012   347,786,347    0.61 - 1.68      317,110,813
                                  2011    60,489,570    0.53 - 1.48       43,819,251
                                  2010    76,713,717    0.54 - 1.50       56,595,399

  MSF Loomis Sayles Small Cap     2014       146,236    4.49 - 5.30          725,826
     Core Subaccount              2013       205,325    4.36 - 5.21        1,019,553
                                  2012       324,926    3.18 - 3.77        1,156,434
                                  2011       421,875    2.86 - 3.35        1,346,982
                                  2010       192,214    2.93 - 3.40          628,433

  MSF Met/Artisan Mid Cap         2014       599,313    3.14 - 3.40        1,961,420
     Value Subaccount             2013       672,017    3.15 - 3.40        2,205,749
     (Commenced 5/3/2010)         2012       727,228    2.36 - 2.52        1,786,794
                                  2011       918,844    2.16 - 2.29        2,053,497
                                  2010     1,029,255    2.07 - 2.18        2,194,400

  MSF Met/Dimensional             2014       750,406    1.79 - 1.88        1,388,811
     International Small Company  2013       479,292    1.97 - 2.05          969,532
     Subaccount                   2012       512,674    1.58 - 1.64          828,694
                                  2011        82,833    1.38 - 1.41          115,816
                                  2010        63,743    1.68 - 1.71          108,458

  MSF MetLife Asset               2014    21,756,153    1.25 - 1.52       29,613,599
     Allocation 20 Subaccount     2013    27,300,301    1.21 - 1.46       35,985,163
                                  2012    33,750,786    1.19 - 1.41       43,181,333
                                  2011    31,816,365    1.12 - 1.29       37,895,228
                                  2010    32,850,961    1.11 - 1.26       38,552,233

  MSF MetLife Asset               2014    62,281,508    1.25 - 1.56       87,527,049
     Allocation 40 Subaccount     2013    63,017,183    1.23 - 1.49       85,938,160
                                  2012    69,601,690    1.13 - 1.35       86,810,589
                                  2011    75,138,747    1.05 - 1.22       85,251,503
                                  2010    81,246,395    1.06 - 1.21       92,534,789

  MSF MetLife Asset               2014   393,087,875    1.10 - 1.58      550,983,256
     Allocation 60 Subaccount     2013   325,210,824    1.21 - 1.51      449,109,725
                                  2012   342,679,345    1.06 - 1.72      406,247,240
                                  2011   365,836,158    0.96 - 1.13      387,765,148
                                  2010   393,118,303    1.00 - 1.15      427,765,478

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2014        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55

  MSF Frontier Mid Cap Growth     2014        --         0.30 - 2.70          7.98 - 10.72
     Subaccount                   2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83

  MSF Jennison Growth             2014      0.23         0.30 - 2.70          4.51 - 12.77
     Subaccount                   2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94

  MSF Loomis Sayles Small Cap     2014        --         1.70 - 2.50           0.95 - 1.76
     Core Subaccount              2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06

  MSF Met/Artisan Mid Cap         2014      0.54         1.40 - 2.10         (0.44) - 0.26
     Value Subaccount             2013      0.80         1.40 - 2.10         33.67 - 34.61
     (Commenced 5/3/2010)         2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     International Small Company  2013      1.77         1.70 - 2.50         24.45 - 25.45
     Subaccount                   2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)
                                  2010      1.23         1.70 - 2.50         19.60 - 20.55

  MSF MetLife Asset               2014      3.97         0.30 - 2.50           1.89 - 4.16
     Allocation 20 Subaccount     2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70

  MSF MetLife Asset               2014      2.62         0.30 - 2.65           2.04 - 4.61
     Allocation 40 Subaccount     2013      2.54         0.30 - 2.65          8.02 - 10.59
                                  2012      2.94         0.30 - 2.65          8.53 - 11.13
                                  2011      2.07         0.30 - 2.65         (1.60) - 0.75
                                  2010      3.47         0.30 - 2.65          8.59 - 11.14

  MSF MetLife Asset               2014      1.72         0.30 - 2.85           1.05 - 4.74
     Allocation 60 Subaccount     2013      1.95         0.30 - 2.75         14.78 - 17.63
                                  2012      2.31         0.00 - 2.75         10.15 - 13.24
                                  2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                                  2010      2.63         0.30 - 2.75         10.02 - 12.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   ------------   --------------
  MSF MetLife Asset            2014   469,940,862    1.21 - 1.61      645,019,159
     Allocation 80 Subaccount  2013   281,259,764    1.21 - 1.50      392,110,510
                               2012   301,438,988    1.00 - 1.21      341,958,464
                               2011   320,193,265    0.89 - 1.05      318,588,616
                               2010   343,766,439    0.94 - 1.10      359,791,293

  MSF MetLife Mid Cap Stock    2014     8,659,503   1.82 - 31.61       16,117,119
     Index Subaccount          2013     8,357,897   1.68 - 29.03       14,115,032
                               2012     6,983,172           1.28        8,935,310
                               2011     6,867,767           1.10        7,567,180
                               2010     6,949,687           1.14        7,903,300

  MSF MetLife Stock Index      2014   512,472,472   1.22 - 36.26      948,735,700
     Subaccount                2013   619,079,605   1.11 - 32.31    1,022,210,401
                               2012   746,876,608   0.85 - 24.72      955,635,335
                               2011   660,304,058    0.78 - 3.51      710,740,551
                               2010   752,977,742    0.79 - 2.08      807,958,649

  MSF MFS Total Return         2014   181,477,236    1.19 - 3.96      427,404,149
     Subaccount                2013   214,758,429    1.13 - 3.69      467,083,516
                               2012   252,752,393    0.97 - 3.15      465,580,415
                               2011   300,786,307    0.90 - 2.86      499,287,986
                               2010   365,263,272    0.90 - 2.83      594,788,580

  MSF MFS Value Subaccount     2014    71,426,723    1.26 - 2.59      149,803,816
                               2013    76,198,106    1.18 - 2.39      152,814,296
                               2012    42,193,599    1.17 - 1.80       64,099,072
                               2011    48,193,344    1.11 - 1.58       63,956,024
                               2010    55,157,576    1.12 - 1.60       73,901,755

  MSF MSCI EAFE Index          2014    25,971,462    1.01 - 2.44       55,159,835
     Subaccount                2013    29,240,272    1.09 - 2.63       66,367,832
                               2012    31,591,933    0.91 - 2.18       59,212,775
                               2011    35,199,957    0.78 - 1.87       56,199,006
                               2010    39,250,929    0.91 - 2.16       72,320,627

  MSF Neuberger Berman         2014    30,031,861    1.23 - 3.63       69,389,880
     Genesis Subaccount        2013    35,991,632    1.25 - 3.65       82,899,600
     (Commenced 5/2/2011)      2012        70,294    1.58 - 1.77          118,604
                               2011        12,539    1.57 - 1.64           20,005

  MSF Russell 2000 Index       2014    27,782,287    2.02 - 4.62      114,688,189
     Subaccount                2013    31,268,599    1.96 - 4.45      123,574,772
                               2012    33,654,928    1.43 - 3.25       96,816,463
                               2011    37,289,119    1.25 - 2.83       93,301,295
                               2010    41,489,141    1.33 - 2.99      109,316,701

  MSF T. Rowe Price Large Cap  2014    33,034,416    1.52 - 2.82       59,661,381
     Growth Subaccount         2013    32,411,409    1.26 - 2.60       54,003,653
                               2012    32,201,056    1.12 - 1.88       38,929,294
                               2011    37,121,993    0.97 - 1.59       38,361,890
                               2010    45,753,740    1.01 - 1.61       48,700,718

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Asset            2014      1.11         0.30 - 2.90           2.22 - 4.91
     Allocation 80 Subaccount  2013      1.46         0.30 - 2.60         21.12 - 23.94
                               2012      1.91         0.30 - 2.60         12.41 - 15.04
                               2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39

  MSF MetLife Mid Cap Stock    2014      1.01         0.30 - 1.25           7.96 - 8.89
     Index Subaccount          2013      1.09         0.30 - 1.25         16.63 - 31.49
                               2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67

  MSF MetLife Stock Index      2014      1.69         0.28 - 3.50          9.37 - 13.05
     Subaccount                2013      1.86         0.28 - 3.50         27.37 - 31.65
                               2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51

  MSF MFS Total Return         2014      2.25         0.30 - 2.75           5.42 - 8.09
     Subaccount                2013      2.45         0.30 - 2.75         15.48 - 18.40
                               2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55

  MSF MFS Value Subaccount     2014      1.64         0.30 - 2.75          7.72 - 10.48
                               2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16

  MSF MSCI EAFE Index          2014      2.60         0.30 - 1.60       (7.50) - (6.28)
     Subaccount                2013      3.06         0.30 - 1.60         19.93 - 21.50
                               2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83

  MSF Neuberger Berman         2014      0.37         0.30 - 2.65       (2.91) - (0.29)
     Genesis Subaccount        2013        --         0.30 - 2.65         24.17 - 35.86
     (Commenced 5/2/2011)      2012      0.12         1.70 - 2.60           6.92 - 7.89
                               2011        --         1.70 - 2.10       (7.49) - (7.23)

  MSF Russell 2000 Index       2014      1.17         0.30 - 1.65           3.32 - 4.72
     Subaccount                2013      1.55         0.30 - 1.65         36.29 - 38.14
                               2012      1.16         0.30 - 1.65         14.44 - 16.00
                               2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                               2010      1.17         0.30 - 1.65         24.90 - 26.48

  MSF T. Rowe Price Large Cap  2014        --         0.30 - 2.65          6.03 - 13.92
     Growth Subaccount         2013      0.07         0.30 - 2.65         25.92 - 38.35
                               2012        --         0.30 - 2.65         15.56 - 18.32
                               2011        --         0.30 - 2.65       (3.96) - (1.61)
                               2010      0.07         0.30 - 2.65         13.72 - 16.38

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  MSF T. Rowe Price Small Cap    2014    50,212,351     1.68 - 3.52     118,139,543
     Growth Subaccount           2013    55,991,286     1.62 - 3.32     125,245,594
                                 2012    62,635,996     1.15 - 2.32      98,474,574
                                 2011    71,061,468     1.02 - 2.01      97,794,789
                                 2010    76,912,938     1.03 - 2.00     105,806,004

  MSF Western Asset              2014    23,348,172     1.08 - 3.03      39,669,737
     Management Strategic Bond   2013    27,649,077     1.19 - 2.91      44,979,001
     Opportunities Subaccount    2012    33,573,093     1.21 - 2.91      55,654,805
                                 2011    39,676,652     1.11 - 2.65      59,620,518
                                 2010     3,494,208     2.29 - 2.52       8,424,280

  MSF Western Asset              2014    64,344,337     1.07 - 2.58      98,096,572
     Management U.S. Government  2013    73,690,565     1.07 - 2.54     109,839,169
     Subaccount                  2012    89,352,294     1.10 - 2.58     134,993,660
                                 2011   101,794,264     1.07 - 2.53     148,935,292
                                 2010   125,335,567     1.04 - 2.42     173,254,111

  MSF WMC Balanced Subaccount    2014    78,788,126     1.44 - 3.64     263,144,756
                                 2013    87,559,708     1.34 - 3.34     265,542,357
                                 2012    95,084,218     1.14 - 2.80     241,918,758
                                 2011   105,534,840     1.05 - 2.53     241,546,529
                                 2010   118,061,128     1.04 - 2.46     263,504,413

  MSF WMC Core Equity            2014    53,012,778     1.34 - 2.26      96,109,883
     Opportunities Subaccount    2013    65,547,224     1.24 - 2.10     109,181,322
                                 2012    81,093,170     0.94 - 1.61     103,067,131
                                 2011    96,387,852     0.85 - 1.46     110,626,783
                                 2010    39,290,500     0.90 - 1.34      46,053,005

  Pioneer VCT Mid Cap Value      2014    11,449,417     1.72 - 2.69      27,355,302
     Subaccount                  2013    13,948,854     1.54 - 2.38      29,462,183
                                 2012    17,566,894     1.19 - 1.82      28,565,653
                                 2011    21,724,375     1.10 - 1.67      32,437,470
                                 2010    27,106,926     1.21 - 1.80      43,769,962

  Pioneer VCT Real Estate        2014     3,456,891     1.95 - 3.22       9,986,466
     Shares Subaccount           2013     4,679,392     1.52 - 2.50      10,515,684
                                 2012     5,535,016     1.53 - 2.50      12,543,885
                                 2011     6,712,774     1.34 - 2.19      13,366,638
                                 2010     8,080,999     1.24 - 2.03      15,025,737

  TAP 1919 Variable Responsive   2014    15,783,435     1.29 - 4.29      43,091,030
     Balanced Subaccount         2013    17,650,098     1.20 - 3.98      44,216,482
                                 2012    19,935,151     1.03 - 3.39      41,969,589
                                 2011    23,310,011     0.94 - 3.10      43,793,657
                                 2010    28,992,998     0.95 - 3.14      53,105,312

  UIF Growth Subaccount          2014     3,258,928     1.44 - 2.93       6,688,278
                                 2013     3,897,642     1.35 - 2.81       7,732,651
                                 2012     5,479,096     0.93 - 1.93       7,099,628
                                 2011     6,391,312     0.82 - 1.72       7,349,810
                                 2010     7,852,817     0.86 - 1.81       9,543,702

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF T. Rowe Price Small Cap    2014        --         0.30 - 2.65          3.86 - 6.33
     Growth Subaccount           2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10
                                 2010        --         0.30 - 2.65        31.04 - 34.21

  MSF Western Asset              2014      5.32         1.17 - 2.60          0.50 - 4.24
     Management Strategic Bond   2013      4.97         1.17 - 2.60      (1.76) - (0.08)
     Opportunities Subaccount    2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89
                                 2010      6.37         1.17 - 1.45        11.08 - 11.45

  MSF Western Asset              2014      1.96         0.15 - 2.45          0.32 - 2.66
     Management U.S. Government  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
     Subaccount                  2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33
                                 2010      2.75         0.15 - 2.45          3.23 - 5.63

  MSF WMC Balanced Subaccount    2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44
                                 2010      1.96         0.30 - 2.65          6.47 - 9.35

  MSF WMC Core Equity            2014      0.56         0.30 - 2.65         5.33 - 10.30
     Opportunities Subaccount    2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)
                                 2010      0.99         0.30 - 2.75         8.80 - 11.64

  Pioneer VCT Mid Cap Value      2014      0.66         1.40 - 2.75        11.69 - 13.20
     Subaccount                  2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                 2010      0.89         1.40 - 2.75        14.65 - 16.27

  Pioneer VCT Real Estate        2014      2.29         1.50 - 2.70        27.08 - 28.62
     Shares Subaccount           2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35
                                 2011      2.18         1.50 - 2.60          6.90 - 8.11
                                 2010      2.45         1.50 - 2.60        25.25 - 26.68

  TAP 1919 Variable Responsive   2014      0.85         0.30 - 2.50          6.61 - 8.98
     Balanced Subaccount         2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38
                                 2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87

  UIF Growth Subaccount          2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78
                                 2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                 2010      0.12         1.40 - 2.60        19.72 - 21.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------   -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET           INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)     ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------   -------------  --------------   -------------  ----------------  ----------------
  Wells Fargo VT Small Cap   2014      1,278,953     1.79 - 2.81       2,543,972       0.35         0.30 - 1.85          2.54 - 4.14
     Value Subaccount        2013      1,429,790     1.73 - 2.70       2,776,008       0.66         0.30 - 1.85        12.65 - 14.41
                             2012      1,781,119     1.53 - 2.37       3,080,263       0.87         0.30 - 1.85        11.90 - 13.65
                             2011      2,074,209     1.36 - 2.09       3,218,582       0.65         0.30 - 1.85      (8.95) - (7.58)
                             2010      2,391,673     1.48 - 2.27       4,028,620       1.51         0.30 - 1.85        15.16 - 16.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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



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


                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2014

   (3)   Statements of Operations for the year ended December 31, 2014

   (4) Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2014 and 2013

   (3) Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------



1(a). Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/07465, filed December 22, 1995.)




1(b). Resolutions of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account Nine for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152256/811-21262 filed November 20, 2008.)




1(c). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857. filed February 4, 2015.)


2.                    Not Applicable



3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities to the Registration Statement on Form N-4, File No. 333-152256/811-21262 filed on April 7,
                      2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)



3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
                      2007.)


3(c). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(e). Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable Annuities' Registration Statement on Form N-4, File No. 333-156911, filed April 6, 2010)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)


4(b). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(e).                 Deferred Annual Step-Up Death Benefit Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(f). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(f)(i).              Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(h). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(i).                 Planned Death Benefit Settlement Options Rider.
                      (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(j). Inherited Contract Rider. (Incorporated herein by reference to Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(l).                 Enhanced Stepped-Up Provision Rider 15 -- Vintage L.
                      (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(m). Enhanced Stepped-Up Provision Rider 20 -- Portfolio Architect L, Pioneer L. (Incorporated herein by reference to Exhibit 4(m) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


4(n).                 Guaranteed Minimum Withdrawal Rider For Life.
                      (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65926, filed on December 23, 2005.)


4(o). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(p). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(q). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(r). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 12/08)). (Incorporated herein by reference to
                      Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of Connecticut Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(s).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



4(t). Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



5(a). Form of Variable Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed on June 11, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014).)




6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006).

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 4, 2012.)


7(d). Amendment to the Automatic Reinsurance Agreement effective April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(e). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.



8(b)(iii).            Amendment to the Participation Agreement among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)



8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(d)(iii).            Amendment No. 7 to the Amended and Restated Participation
                      Agreement among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)- to MetLife Investors Variable
                      Annuity Account One's Registration Statement on Form N-4,
                      File Nos. 333-200247/811-05200, filed November 17, 2014.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 8 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut and Janus Aspen Series. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(e)(ii).             Amendment No. 9 to Fund Participation Agreement among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to MetLife of CT Separate Account Eleven's Post-Effective
                      Amendment No. 7 to the Registration Statement on Form
                      N-4, File Nos. 333-152189/811-21262, filed April 8,
                      2015.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(f)(ii).             Second Amendment to the Participation Agreement among
                      Legg Mason Investors Services, LLC, Legg Mason Partners
                      Fund advisor, LLC, Legg Mason Partners Variable Equity
                      Trust, Legg Mason Partners Variable Income Trust and
                      MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)



8(g)(ii).             Amendment No. 4 to the Participation Agreement by and
                      among MetLife Insurance Company of Connecticut, Pioneer
                      Variable Contracts Trust, Pioneer Investment Management,
                      Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200288/811-03365, filed
                      November 17, 2014.)



8(h). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(h)(ii).             Amendment No. 5 to the Participation Agreement by and
                      among MetLife Insurance Company of Connecticut, Fidelity
                      Variable Insurance Product Funds and Fidelity
                      Distributors Corporation. (Incorporated herein by reference to Exhibit (vii)(c) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(i). Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)



9 Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                      333-152256/811-21262 filed November 20, 2008.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (filed herewith.)



11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                      Forget, Gene L. Lunman, Anant Bhalla and Peter M. Carlson. (filed herewith)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Anant Bhalla                        Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036




Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962





Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210



Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036





Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Marian J. Zeldin          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Grant Barrans            Vice President
600 North King Street
Wilmington, DE 19801





Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807




Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Kevin G. Finneran                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960





Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111




Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128




Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111





John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172





James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111





Mark S. Reilly                       Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Barbara Stros                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962




Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 221,518 owners of qualified contracts and 52,807 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER

(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund


New England Life Retirement Investment Account

New England Variable Annuity Fund I

New England Variable Annuity Separate Account

New England Variable Life Separate Account

Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.





NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------






Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John G. Martinez        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $43,885,979        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277

   (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

   (d)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

   (e)        MetLife, One Financial Center, Boston, MA 02111

   (f)        MetLife, 1095 Avenue of the Americas, New York, NY 10036



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The MetLife Insurance Company USA hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company USA.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 8th day of April, 2015.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                  ---------------------------------------
                                  Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 8th day of April, 2015.


      /s/ *ERIC T. STEIGERWALT         Chairman of the Board, President, Chief Executive Officer and a Director
     ------------------------
     (Eric T. Steigerwalt)

      /s/ *ANANT BHALLA                Senior Vice President and Chief Financial Officer
     ------------------------
     (Anant Bhalla)

      /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
     (Peter M. Carlson)

      /s/ *ELIZABETH M. FORGET         Director and Senior Vice President
     ------------------------
     (Elizabeth M. Forget)

      /s/ *GENE L. LUNMAN              Director and Senior Vice President
     ------------------------
     (Gene L. Lunman)

                     *By:            /s/ MICHELE H. ABATE
                                    ---------------------------------------
                                     Michele H. Abate, Attorney-in-Fact




* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney